DFA INVESTMENT DIMENSIONS GROUP INC.
FORM N-Q REPORT
January 31, 2020
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
SA	Special Assessment
CPI	Consumer Price Index
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
ST	Special Tax
CP	Certificate Participation
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
USTMMR	U.S. Treasury Money Market Rate
AGM	Assured Guaranty Municipal Corporation
ETM	Escrowed to Maturity
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID WITHHLDG	State Aid Withholding
ST GTD	State Guaranteed
AMBAC	American Municipal Bond Assurance Corporation
SCH BD RES FD	School Board Resolution Fund
FGIC	Federal Guaranty Insurance Corporation
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
AUD	Australian Dollars
CHF	Swiss Franc
ILS	Israeli New Shekel
JPY	Japanese Yen
NZD	New Zealand Dollars
SGD	Singapore Dollars

CONTINUED
Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of January 31, 2020
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
†	See Note B to Financial Statements.

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Face Amount^	Value†
		(000)
BONDS — (79.8%)
AUSTRALIA — (1.4%)
National Australia Bank, Ltd.
2.500%, 01/12/21		3,500	$3,524,045
Westpac Banking Corp.
(r) 2.753%, 08/19/21		2,105	2,125,014
TOTAL AUSTRALIA			5,649,059
BELGIUM — (3.1%)
Dexia Credit Local SA
0.250%, 03/19/20	EUR	1,000	1,109,884
2.000%, 01/22/21	EUR	9,000	10,212,815
Euroclear Bank SA Floating Rate Note
(r) 0.000%, 07/10/20	EUR	937	1,040,632
TOTAL BELGIUM			12,363,331
CANADA — (13.5%)
Bank of Montreal Floating Rate Note
(r) 0.102%, 09/28/21	EUR	406	453,064
(r) 0.105%, 03/14/22	EUR	2,000	2,232,694
Bank of Montreal
0.250%, 11/17/21	EUR	2,494	2,787,301
Bank of Nova Scotia (The)
(r) 2.259%, 04/20/21		908	911,454
CPPIB Capital, Inc.
1.400%, 06/04/20	CAD	6,200	4,680,827
Manitoba, Province of Canada
0.750%, 12/15/21	GBP	2,500	3,287,596
Province of Alberta Canada
1.250%, 06/01/20	CAD	2,000	1,509,279
Province of British Columbia Canada
3.700%, 12/18/20	CAD	6,000	4,613,888
Province of Ontario Canada
3.000%, 09/28/20	EUR	1,645	1,864,891
Province of Quebec Canada
4.500%, 12/01/20	CAD	5,500	4,252,837
Province of Saskatchewan Canada
3.900%, 07/28/20	CAD	6,300	4,811,831
Royal Bank of Canada Floating Rate Note
(r) 0.110%, 07/24/20	EUR	2,500	2,778,862
(r) 0.032%, 08/06/20	EUR	3,000	3,333,503
2.860%, 03/04/21	CAD	5,000	3,820,047
2.030%, 03/15/21	CAD	2,130	1,613,225
(r) 2.160%, 04/30/21		357	358,381
Toronto-Dominion Bank (The)
1.693%, 04/02/20	CAD	3,000	2,266,276
2.563%, 06/24/20	CAD	5,000	3,788,197
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	0.625%, 03/08/21	EUR	3,500	$3,919,093
Toronto-Dominion Bank (The) Floating Rate Note
(r)	0.085%, 09/08/20	EUR	1,429	1,588,791
TOTAL CANADA				54,872,037
DENMARK — (2.2%)
Denmark Government Bond
	3.000%, 11/15/21	DKK	55,000	8,707,042
FRANCE — (3.2%)
Bpifrance Financement SA
	0.100%, 02/19/21	EUR	900	1,003,047
Caisse d'Amortissement de la Dette Sociale
	4.250%, 04/25/20	EUR	1,000	1,120,572
Caisse des Depots et Consignations
	1.000%, 01/25/21	GBP	700	925,435
Sanofi Floating Rate Note
(r)	0.000%, 03/21/20	EUR	3,000	3,328,719
Sanofi
	0.000%, 03/21/22	EUR	1,000	1,116,203
SNCF Mobilites
	3.625%, 06/03/20	EUR	1,000	1,123,420
SNCF Reseau EPIC
	5.500%, 12/01/21	GBP	2,000	2,859,157
Total Capital International SA Floating Rate Note
(r)	0.000%, 03/19/20	EUR	100	110,954
Total Capital International SA
	2.250%, 12/17/20	GBP	375	500,935
Unedic Asseo
	0.125%, 03/05/20	EUR	750	832,072
TOTAL FRANCE				12,920,514
GERMANY — (8.5%)
BMW US Capital LLC
(r)Ω	2.401%, 08/13/21		1,640	1,646,866
Daimler Finance North America LLC
Ω	2.250%, 03/02/20		1,500	1,500,535
(r)Ω	2.141%, 05/04/20		500	500,343
Deutsche Bahn Finance GMBH
	1.750%, 11/06/20	EUR	3,910	4,402,418
	0.000%, 07/19/21	EUR	400	445,136
EMD Finance LLC
Ω	2.400%, 03/19/20		2,100	2,100,561
Erste Abwicklungsanstalt
	0.000%, 06/12/20	EUR	1,500	1,666,153

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	FMS Wertmanagement
	0.625%, 03/06/20	GBP	1,000	$1,320,222
	0.125%, 04/16/20	EUR	4,800	5,329,496
	Kreditanstalt fuer Wiederaufbau
	0.125%, 06/03/22	SEK	30,000	3,105,211
	Land Berlin
	0.250%, 07/15/20	EUR	250	278,076
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.125%, 11/05/20	EUR	9,765	10,875,679
	State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.761%, 10/29/21	GBP	800	1,055,374
	TOTAL GERMANY			34,226,070
JAPAN — (7.5%)
	American Honda Finance Corp.
(r)	2.238%, 06/11/21		2,893	2,903,151
	Mitsubishi UFJ Financial Group, Inc.
(r)	2.444%, 07/26/21		465	467,638
	Mizuho Financial Group, Inc.
(r)	3.027%, 09/13/21		800	811,359
	2.601%, 09/11/22		3,000	3,054,373
	MUFG Bank, Ltd.
Ω	2.300%, 03/05/20		1,400	1,400,672
	Nissan Motor Acceptance Corp.
Ω	2.125%, 03/03/20		1,300	1,300,219
	Nissan Motor Acceptance Corp. Floating Rate Note
(r)Ω	2.414%, 03/15/21		1,700	1,701,757
	Shire Acquisitions Investments Ireland DAC
	2.400%, 09/23/21		515	519,601
	Sumitomo Mitsui Financial Group, Inc.
(r)	3.565%, 03/09/21		2,500	2,539,748
(r)	2.959%, 10/19/21		381	386,375
	Total Capital Canada, Ltd.
	1.875%, 07/09/20	EUR	500	559,696
	1.125%, 03/18/22	EUR	3,000	3,424,807
	Toyota Credit Canada, Inc.
	1.800%, 02/19/20	CAD	6,500	4,911,051
	2.200%, 02/25/21	CAD	4,500	3,411,044
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	1,200	1,334,229
	Toyota Motor Credit Corp.
	1.000%, 09/10/21	EUR	869	982,714
	0.750%, 07/21/22	EUR	210	238,597
		Face Amount^	Value†
		(000)
JAPAN — (Continued)
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	500	$559,621
TOTAL JAPAN			30,506,652
LUXEMBOURG — (0.1%)
Luxembourg Government Bond
3.375%, 05/18/20	EUR	455	510,110
NETHERLANDS — (2.8%)
BNG Bank NV
5.375%, 06/07/21	GBP	600	839,681
Nederlandse Waterschapsbank NV Floating Rate Note
(r) 1.911%, 11/10/20		2,000	1,999,758
Shell International Finance BV
1.625%, 03/24/21	EUR	5,599	6,341,211
1.250%, 03/15/22	EUR	2,000	2,289,691
TOTAL NETHERLANDS			11,470,341
NORWAY — (1.8%)
Equinor ASA
2.000%, 09/10/20	EUR	1,415	1,590,629
5.625%, 03/11/21	EUR	4,913	5,797,720
TOTAL NORWAY			7,388,349
SPAIN — (0.6%)
Telefonica Emisiones SA
5.462%, 02/16/21	USD	2,500	2,592,765
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.6%)
Council Of Europe Development Bank
3.000%, 07/13/20	EUR	2,805	3,157,728
European Investment Bank
2.625%, 03/16/20	EUR	2,700	3,004,908
(r) 0.998%, 05/21/21	GBP	500	661,832
(r) 0.860%, 02/18/22	GBP	4,000	5,285,433
European Stability Mechanism Treasury Bill
0.000%, 02/06/20	EUR	4,500	4,990,863
Nordic Investment Bank
1.375%, 07/15/20	NOK	14,890	1,616,799
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			18,717,563
SWEDEN — (3.3%)
Kommuninvest I Sverige AB
2.500%, 12/01/20	SEK	36,120	3,825,612
1.000%, 09/15/21	SEK	42,000	4,428,922
0.250%, 06/01/22	SEK	10,000	1,042,185

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
	Skandinaviska Enskilda Banken AB
(r)Ω	2.334%, 05/17/21		3,000	$3,008,358
	Svenska Handelsbanken AB
	2.400%, 10/01/20		1,000	1,005,048
	TOTAL SWEDEN			13,310,125
SWITZERLAND — (2.0%)
	Nestle Finance International, Ltd.
	0.750%, 11/08/21	EUR	2,827	3,194,239
	1.750%, 09/12/22	EUR	2,000	2,335,371
	Nestle Holdings, Inc.
	1.750%, 12/09/20	GBP	1,000	1,329,585
	Novartis Finance SA
	0.750%, 11/09/21	EUR	1,000	1,129,749
	TOTAL SWITZERLAND			7,988,944
UNITED KINGDOM — (3.5%)
	Barclays P.L.C.
	2.875%, 06/08/20		500	501,220
	Barclays PLC
#	3.200%, 08/10/21		3,000	3,051,119
	BP Capital Markets P.L.C.
	2.315%, 02/13/20		2,550	2,550,312
	BP Capital Markets plc
(r)	2.764%, 09/16/21		500	506,297
	HSBC Holdings PLC
(r)	3.570%, 05/25/21		2,170	2,211,156
	United Kingdom Treasury Bill
	0.000%, 05/04/20	GBP	4,000	5,273,177
	TOTAL UNITED KINGDOM			14,093,281
UNITED STATES — (21.7%)
	Allergan Funding SCS
	3.000%, 03/12/20		1,200	1,200,349
	Allergan, Inc.
	3.375%, 09/15/20		1,800	1,821,521
	Amgen, Inc.
	2.200%, 05/11/20		1,000	1,000,967
	Anthem, Inc.
	2.500%, 11/21/20		1,766	1,776,033
	Apple, Inc.
	1.000%, 11/10/22	EUR	6,000	6,884,443
	AT&T, Inc.
	2.450%, 06/30/20		1,500	1,501,953
#(r)	2.781%, 07/15/21		1,000	1,010,541
	Autodesk, Inc.
#	3.125%, 06/15/20		1,500	1,504,980
	Biogen, Inc.
	2.900%, 09/15/20		2,000	2,013,589
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
	3.000%, 01/15/22		2,900	2,951,736
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Caterpillar Financial Services Corp.
(r)	2.090%, 05/15/20		2,000	$2,001,070
(r)	2.165%, 09/07/21		1,115	1,117,752
	Citibank NA
#	2.100%, 06/12/20		1,000	1,001,043
	Citigroup, Inc.
(r)	2.953%, 08/02/21		1,600	1,620,948
	Comcast Corp.
(r)	2.349%, 10/01/21		500	502,646
	CVS Health Corp.
	2.800%, 07/20/20		1,500	1,505,400
	Dominion Energy Gas Holdings LLC
(r)	2.494%, 06/15/21		3,000	3,015,430
	GE Capital International Funding Co., Unlimited Co.
	2.342%, 11/15/20		2,000	2,006,809
	General Mills, Inc.
(r)	2.383%, 04/16/21		1,325	1,331,638
	Gilead Sciences, Inc.
	2.350%, 02/01/20		1,500	1,500,000
	Harley-Davidson Financial Services, Inc.
Ω	2.150%, 02/26/20		1,000	999,974
	IBM Credit LLC
(r)	2.079%, 01/20/21		2,725	2,730,689
	JM Smucker Co. (The)
	2.500%, 03/15/20		1,061	1,061,732
	John Deere Capital Corp.
	2.050%, 03/10/20		220	220,092
#(r)	2.151%, 09/10/21		2,022	2,024,689
	LyondellBasell Industries NV
	6.000%, 11/15/21		2,500	2,655,851
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	1,700	1,923,529
	Molson Coors Brewing Co.
	2.100%, 07/15/21		2,800	2,809,007
	National Rural Utilities Cooperative Finance Corp.
(r)	2.336%, 06/30/21		3,000	3,009,481
	NetApp, Inc.
	3.375%, 06/15/21		1,014	1,032,408
	Newmont Corp.
	3.625%, 06/09/21		2,800	2,856,477
	Nordstrom, Inc.
	4.000%, 10/15/21		2,500	2,569,471
	Occidental Petroleum Corp.
	3.125%, 02/15/22		4,000	4,077,568
	ONEOK Partners L.P.
	3.375%, 10/01/22		3,500	3,609,198
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	2,000	2,239,309
	Philip Morris International, Inc.
	2.000%, 02/21/20		3,000	3,000,240
	PNC Bank NA
	2.600%, 07/21/20		1,000	1,003,222

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	1,000	$1,154,501
Southern Co. (The)
2.750%, 06/15/20		1,000	1,002,145
Sunoco Logistics Partners Operations L.P.
4.650%, 02/15/22		3,000	3,145,519
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		2,500	2,552,627
Wells Fargo & Co.
(r) 3.240%, 03/04/21		696	705,221
(r) 2.819%, 07/26/21		2,272	2,299,131
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/20		2,000	2,001,260
TOTAL UNITED STATES			87,952,189
TOTAL BONDS			323,268,372
U.S. TREASURY OBLIGATIONS — (16.8%)
U.S. Treasury Notes
1.375%, 05/31/20		3,000	2,997,305
1.375%, 08/31/20		10,000	9,988,672
(r) 1.675%, 04/30/21		41,000	41,014,743
1.375%, 05/31/21		4,000	3,996,875
(r) 1.756%, 07/31/21		10,000	10,015,638
TOTAL U.S. TREASURY OBLIGATIONS			68,013,233
TOTAL INVESTMENT SECURITIES (Cost $392,072,486)			391,281,605
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (3.0%)
Ω	Dupont De Nemours Inc 1.800%, 04/03/20	2,300	$2,292,819
Ω	Eni Finance Usa Inc 1.844%, 05/06/20	3,000	2,985,280
Intesa Funding Llc
	2.296%, 04/20/20	2,000	1,990,964
	2.234%, 05/19/20	1,000	993,754
Ω	Mondelez Intl Inc 1.946%, 02/19/20	3,000	2,997,217
Ω	Walgreens Boots 2.000%, 04/28/20	1,000	995,554
TOTAL COMMERCIAL PAPER			12,255,588

		Shares
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	133,981	1,550,432
TOTAL INVESTMENTS — (100.0%)
(Cost $405,877,356)^^			$405,087,625

As of January 31, 2020, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	54,625,633	USD	60,244,742	Citibank, N.A.	02/04/20	$337,789
USD	64,316,193	EUR	57,639,209	Royal Bank of Scotland	02/04/20	391,456
USD	14,314,643	SEK	135,203,479	Bank of America Corp.	02/07/20	268,300
USD	1,685,616	NOK	14,982,614	Citibank, N.A.	02/12/20	56,648
USD	8,812,021	DKK	59,098,333	Bank of America Corp.	02/13/20	35,633
USD	51,713,767	EUR	46,439,715	Citibank, N.A.	02/20/20	159,522
USD	47,470,409	CAD	61,908,277	State Street Bank and Trust	03/09/20	692,676
Total Appreciation						$1,942,024
CAD	5,010,574	USD	3,803,784	State Street Bank and Trust	03/09/20	$(17,807)
CAD	4,062,147	USD	3,113,471	HSBC Bank	03/09/20	(44,123)
EUR	3,013,576	USD	3,351,021	Bank of America Corp.	02/04/20	(8,816)
SEK	15,266,684	USD	1,617,105	HSBC Bank	02/07/20	(31,043)
USD	1,841,432	GBP	1,407,066	State Street Bank and Trust	02/10/20	(16,888)
USD	5,260,055	GBP	3,984,300	Barclays Capital	02/10/20	(2,032)

Enhanced U.S. Large Company Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	16,120,043	GBP	12,351,880	National Australia Bank Ltd.	02/10/20	$(193,153)
USD	5,311,296	EUR	4,808,537	State Street Bank and Trust	02/20/20	(26,818)
USD	60,217,090	EUR	54,418,401	Citibank, N.A.	03/30/20	(339,671)
Total (Depreciation)						$(680,351)
Total Appreciation (Depreciation)						$1,261,673
As of January 31, 2020, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	2,516	03/20/20	$394,039,640	$405,579,200	$11,539,560
Total Futures Contracts			$394,039,640	$405,579,200	$11,539,560
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$5,649,059	—	$5,649,059
Belgium	—	12,363,331	—	12,363,331
Canada	—	54,872,037	—	54,872,037
Denmark	—	8,707,042	—	8,707,042
France	—	12,920,514	—	12,920,514
Germany	—	34,226,070	—	34,226,070
Japan	—	30,506,652	—	30,506,652
Luxembourg	—	510,110	—	510,110
Netherlands	—	11,470,341	—	11,470,341
Norway	—	7,388,349	—	7,388,349
Spain	—	2,592,765	—	2,592,765
Supranational Organization Obligations	—	18,717,563	—	18,717,563
Sweden	—	13,310,125	—	13,310,125
Switzerland	—	7,988,944	—	7,988,944
United Kingdom	—	14,093,281	—	14,093,281
United States	—	87,952,189	—	87,952,189
U.S. Treasury Obligations	—	68,013,233	—	68,013,233
Commercial Paper	—	12,255,588	—	12,255,588
Securities Lending Collateral	—	1,550,432	—	1,550,432
Forward Currency Contracts**	—	1,261,673	—	1,261,673
Futures Contracts**	$11,539,560	—	—	11,539,560
TOTAL	$11,539,560	$406,349,298	—	$417,888,858
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$25,800,282,434
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$25,800,282,434
Summary of the Portfolio’s Master Fund’s investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.1%)
COMMUNICATION SERVICES — (2.9%)
	A.H. Belo Corp., Class A	251,372	$734,006
*	Alaska Communications Systems Group, Inc.	292,890	597,496
#	AMC Entertainment Holdings, Inc., Class A	472,296	3,079,370
	ATN International, Inc.	141,582	8,193,350
*	Ballantyne Strong, Inc.	133,732	462,044
	Beasley Broadcast Group, Inc., Class A	113,990	430,312
#*	Cars.com, Inc.	987,332	11,522,165
*	Cincinnati Bell, Inc.	8,875	121,676
#	Cinemark Holdings, Inc.	241,980	7,624,790
#*	comScore, Inc.	53,239	210,294
#	Consolidated Communications Holdings, Inc.	831,935	4,018,246
*	Cumulus Media, Inc., Class A	16,816	235,424
*	DHI Group, Inc.	144,303	404,048
	Emerald Expositions Events, Inc.	111,749	1,165,542
*	Emmis Communications Corp., Class A	14,447	54,610
#	Entercom Communications Corp., Class A	1,239,073	4,919,120
	Entravision Communications Corp., Class A	687,091	1,525,342
#*	Eros International P.L.C.	60,536	145,892
#	EW Scripps Co. (The), Class A	599,808	7,281,669
#*	Fluent, Inc.	63,106	171,017
#*	Frontier Communications Corp.	135,806	74,924
#	Gannett Co., Inc.	1,264,958	7,728,893
*	GCI Liberty, Inc., Class A	78,366	5,734,824
*	Gray Television, Inc.	818,975	16,608,813
*	Harte-Hanks, Inc.	32,597	116,371
*	Hemisphere Media Group, Inc.	91,916	1,235,351
*	IDT Corp., Class B	20,484	154,859
*	IMAX Corp.	240,465	3,977,291
#*	Iridium Communications, Inc.	431,557	11,026,281
#	John Wiley & Sons, Inc., Class A	239,937	10,466,052
	John Wiley & Sons, Inc., Class B	455	19,733
*	Liberty Latin America, Ltd., Class A	317,963	5,303,623
#*	Liberty Latin America, Ltd., Class C	672,782	11,336,377
*	Liberty TripAdvisor Holdings, Inc., Class A	689,503	4,061,173
#*	Lions Gate Entertainment Corp., Class A	564,427	5,604,760
*	Lions Gate Entertainment Corp., Class B	694,897	6,483,389
*	Marchex, Inc., Class B	94,316	321,618
	Marcus Corp. (The)	145,633	4,245,202
#*	Meet Group, Inc. (The)	1,286,557	6,857,349
#	Meredith Corp.	349,252	10,495,023
	News Corp., Class A	2,527,076	34,418,775
	News Corp., Class B	1,209,705	16,899,579
#	Nexstar Media Group, Inc., Class A	290,856	35,237,205
*	ORBCOMM, Inc.	744,224	2,671,764
#*	QuinStreet, Inc.	26,648	345,225
#*	Reading International, Inc., Class A	146,602	1,495,340
	Saga Communications, Inc., Class A	20,482	621,014
	Salem Media Group, Inc.	80,085	110,517
	Scholastic Corp.	255,770	8,427,622
	Sinclair Broadcast Group, Inc., Class A	117,559	3,517,365
	Spok Holdings, Inc.	189,353	2,010,929
*	TechTarget, Inc.	6,700	170,113
	TEGNA, Inc.	816,718	13,802,534
	Telephone & Data Systems, Inc.	866,906	19,661,428

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Townsquare Media, Inc., Class A	112,792	$1,088,443
	Tribune Publishing Co.	85,240	1,070,614
#*	TrueCar Inc.	42,564	157,487
*	United States Cellular Corp.	245,507	7,861,134
*	Urban One, Inc.	259,098	487,104
#*	Yelp, Inc.	142,175	4,634,905
*	Zedge, Inc., Class B	17,667	30,034
TOTAL COMMUNICATION SERVICES			319,467,450
CONSUMER DISCRETIONARY — (13.5%)
*	1-800-Flowers.com, Inc., Class A	486,858	7,395,373
	Aaron's, Inc.	398,262	23,640,832
#	Abercrombie & Fitch Co., Class A	687,078	11,240,596
	Acushnet Holdings Corp.	54,572	1,690,095
#*	Adient P.L.C.	863,808	22,208,504
*	Adtalem Global Education, Inc.	527,655	18,209,374
	AMCON Distributing Co.	850	66,126
#*	American Axle & Manufacturing Holdings, Inc.	1,501,300	13,872,012
#	American Eagle Outfitters, Inc.	1,513,666	21,796,790
#*	American Outdoor Brands Corp.	528,047	4,974,203
*	American Public Education, Inc.	183,699	4,377,547
*	America's Car-Mart, Inc.	95,905	10,528,451
	Aramark	567,504	25,049,627
	Ark Restaurants Corp.	21,803	475,523
#*	Ascena Retail Group, Inc.	100,786	443,458
#*	At Home Group, Inc.	353,706	2,001,976
*	AutoNation, Inc.	723,439	30,702,751
#*	Barnes & Noble Education, Inc.	536,013	1,843,885
	Bassett Furniture Industries, Inc.	94,367	1,154,108
	BBX Capital Corp.	162,289	629,681
*	Beazer Homes USA, Inc.	57,448	789,910
#	Bed Bath & Beyond, Inc.	830,036	11,828,013
#	Big 5 Sporting Goods Corp.	30,819	114,955
#	Big Lots, Inc.	220,444	5,965,215
*	Biglari Holdings, Inc., Class A	781	491,640
*	Biglari Holdings, Inc., Class B	13,628	1,478,365
#	BJ's Restaurants, Inc.	62,804	2,498,343
#*	Blue Apron Holdings, Inc., Class A	8,118	31,335
#*	Boot Barn Holdings, Inc.	194,645	8,169,251
	BorgWarner, Inc.	878,982	30,140,293
	Bowl America, Inc., Class A	14,256	215,408
#	Boyd Gaming Corp.	50,714	1,513,813
#	Buckle, Inc. (The)	1,531	37,372
#*	Build-A-Bear Workshop, Inc.	140,224	586,136
#	Caleres, Inc.	434,916	7,632,776
	Callaway Golf Co.	1,044,767	22,378,909
*	Capri Holdings, Ltd.	382,825	11,469,437
	Carriage Services, Inc.	223,519	5,290,695
#*	Carrols Restaurant Group, Inc.	322,388	1,463,642
	Cato Corp. (The), Class A	184,375	2,957,375
*	Cavco Industries, Inc.	65,795	14,739,396
*	Century Casinos, Inc.	7,889	65,715
*	Century Communities, Inc.	268,559	7,968,146
#	Chico's FAS, Inc.	956,956	3,722,559
#*	Chuy's Holdings, Inc.	184,277	4,524,000
	Citi Trends, Inc.	116,336	2,709,465
	Clarus Corp.	1,859	24,567
#*	Conn's, Inc.	310,162	2,717,019
#*	Container Store Group, Inc. (The)	119,990	484,760

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Cooper Tire & Rubber Co.	494,315	$13,094,404
*	Cooper-Standard Holdings, Inc.	145,629	3,862,081
	Core-Mark Holding Co., Inc.	322,761	7,565,518
	CSS Industries, Inc.	80,072	748,673
	Culp, Inc.	94,005	1,187,283
	Dana, Inc.	660,209	10,173,821
#*	DavidsTea, Inc.	2,280	3,283
*	Del Taco Restaurants, Inc.	480,172	3,620,497
*	Delphi Technologies P.L.C.	28,009	429,658
*	Delta Apparel, Inc.	41,315	1,036,180
#	Designer Brands, Inc., Class A	571,915	8,144,070
*	Destination XL Group, Inc.	170,773	189,558
#	Dick's Sporting Goods, Inc.	774,986	34,277,631
#	Dillard's, Inc., Class A	267,811	16,261,484
#	Dine Brands Global, Inc.	20,743	1,768,341
*	Dixie Group, Inc. (The)	7,482	10,475
	Dover Motorsports, Inc.	17,605	32,041
#*	El Pollo Loco Holdings, Inc.	260,413	3,588,491
*	Emerson Radio Corp.	62,276	52,935
	Escalade, Inc.	11,439	100,663
#	Ethan Allen Interiors, Inc.	377,087	6,089,955
#*	Express, Inc.	545,533	2,187,587
	Extended Stay America, Inc.	714,993	9,237,710
#*	Fiesta Restaurant Group, Inc.	242,635	2,409,366
	Flanigan's Enterprises, Inc.	2,672	56,646
	Flexsteel Industries, Inc.	79,296	1,300,454
#	Foot Locker, Inc.	805,205	30,573,634
#*	Fossil Group, Inc.	405,586	2,729,594
#*	Francesca's Holdings Corp.	35,789	273,428
#	GameStop Corp., Class A	1,026,366	3,941,245
#	Gap, Inc. (The)	668,436	11,637,471
#*	Genesco, Inc.	174,043	6,843,371
	Gentex Corp.	669,473	19,930,211
*	Gentherm, Inc.	75,879	3,498,781
#*	G-III Apparel Group, Ltd.	486,991	13,251,025
	Goodyear Tire & Rubber Co. (The)	1,929,406	25,333,101
	Graham Holdings Co., Class B	43,446	23,861,412
*	Green Brick Partners, Inc.	148,656	1,722,923
	Group 1 Automotive, Inc.	163,563	16,482,244
#	Guess?, Inc.	676,260	14,397,575
*	Habit Restaurants, Inc. (The), Class A	181,526	2,525,027
#	Harley-Davidson, Inc.	162,257	5,419,384
#	Haverty Furniture Cos., Inc.	128,064	2,577,928
#	Haverty Furniture Cos., Inc., Class A	844	16,994
#*	Hibbett Sports, Inc.	281,863	6,984,565
#	Hooker Furniture Corp.	93,450	2,302,608
#*	Horizon Global Corp.	154,007	519,004
*	Houghton Mifflin Harcourt Co.	1,192,570	6,582,986
*	Hudson, Ltd., Class A	13,824	151,649
#	International Game Technology P.L.C.	564,174	7,610,707
#*	iRobot Corp.	25,405	1,195,305
*	J Alexander's Holdings, Inc.	88,870	851,375
#	J. Jill, Inc.	137,875	164,071
#*	JAKKS Pacific, Inc.	4,060	4,141
#*	JC Penney Co., Inc.	5,291	3,942
	Johnson Outdoors, Inc., Class A	52,803	4,150,316
*	K12, Inc.	386,816	6,243,210
	KB Home	196,598	7,382,255
#*	Kirkland's, Inc.	75,161	86,435

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Kohl's Corp.	697,434	$29,815,303
#*	Lakeland Industries, Inc.	56,298	784,794
#*	Lands' End, Inc.	63,201	736,292
*	Laureate Education, Inc., Class A	335,698	6,995,946
	La-Z-Boy, Inc.	552,055	16,914,965
	LCI Industries	7,757	837,523
#	Lear Corp.	195,964	24,138,846
#*	LGI Homes, Inc.	85,177	6,792,014
#*	Libbey, Inc.	192,352	255,828
	Lifetime Brands, Inc.	72,998	494,196
*	Lincoln Educational Services Corp.	11,206	26,446
*	Liquidity Services, Inc.	300,703	1,599,740
#	Lithia Motors, Inc., Class A	185,453	25,154,845
*	Luby's, Inc.	118,805	287,508
#*	Lumber Liquidators Holdings, Inc.	76,237	580,164
*	M/I Homes, Inc.	154,973	6,879,251
#	Macy's, Inc.	2,756,362	43,963,974
*	MarineMax, Inc.	241,073	4,804,585
	Marriott Vacations Worldwide Corp.	259,719	31,228,613
	MDC Holdings, Inc.	471,871	19,884,644
»	Media General, Inc.	654,085	61,811
*	Meritage Homes Corp.	267,052	18,950,010
*	Modine Manufacturing Co.	443,489	3,117,728
*	Mohawk Industries, Inc.	30,592	4,028,355
#*	Monarch Casino & Resort, Inc.	13,813	741,482
#*	Motorcar Parts of America, Inc.	260,227	5,168,108
#	Movado Group, Inc.	111,020	1,911,764
*	Murphy USA, Inc.	17,538	1,791,857
*	National Vision Holdings, Inc.	29,184	995,758
*	Nautilus, Inc.	268,887	855,061
*	New Home Co., Inc. (The)	127,342	664,725
	Newell Brands, Inc.	1,551,662	30,303,959
	Office Depot, Inc.	1,870,074	4,151,564
#	Oxford Industries, Inc.	46,383	3,218,980
	P&F Industries, Inc., Class A	1,458	10,206
#*	Party City Holdco, Inc.	450,210	1,296,605
#	Penske Automotive Group, Inc.	599,119	28,140,619
*	Perdoceo Education Corp.	147,168	2,616,647
#*	Playa Hotels & Resorts NV	133,852	939,641
*	PlayAGS, Inc.	9,904	101,813
*	Potbelly Corp.	333,798	1,438,669
	PulteGroup, Inc.	882,370	39,397,820
	PVH Corp.	431,124	37,581,079
*	Qurate Retail, Inc.	1,859,264	15,859,522
	Ralph Lauren Corp.	35,882	4,072,607
#	RCI Hospitality Holdings, Inc.	70,584	1,251,454
#*	Red Lion Hotels Corp.	239,620	661,351
#*	Red Robin Gourmet Burgers, Inc.	163,230	5,365,370
#*	Regis Corp.	384,237	5,963,358
	Rocky Brands, Inc.	49,794	1,351,409
#*	RTW RetailWinds, Inc.	368,167	145,242
*	Rubicon Project, Inc. (The)	496,881	4,650,806
*	Select Interior Concepts, Inc., Class A	10,962	90,546
*	Shiloh Industries, Inc.	193,482	655,904
#	Shoe Carnival, Inc.	109,362	3,921,721
#	Signet Jewelers, Ltd.	596,898	14,510,590
*	Skechers U.S.A., Inc., Class A	51,317	1,918,743
*	Skyline Champion Corp.	24,993	718,549
#	Sonic Automotive, Inc., Class A	376,235	11,900,313

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Sportsman's Warehouse Holdings, Inc.	37,248	$241,367
	Stage Stores, Inc.	6,185	6,927
#*	Stamps.com, Inc.	93,665	6,977,106
	Standard Motor Products, Inc.	239,463	11,633,113
*	Stoneridge, Inc.	287,643	8,013,734
	Strattec Security Corp.	26,733	587,992
	Superior Group of Cos, Inc.	65,393	753,981
	Superior Industries International, Inc.	383,919	1,228,541
*	Tandy Leather Factory, Inc.	74,640	416,491
	Tapestry, Inc.	580,160	14,950,723
*	Taylor Morrison Home Corp.	1,141,584	29,544,194
#	Tenneco, Inc., Class A	260,876	2,470,496
#	Thor Industries, Inc.	173,937	14,005,407
	Tilly's, Inc., Class A	189,120	1,607,520
	Toll Brothers, Inc.	1,469,673	65,194,694
*	TopBuild Corp.	189,398	21,687,965
*	Trans World Entertainment Corp.	596	2,062
*	TravelCenters of America, Inc.	51,856	873,255
#*	TRI Pointe Group, Inc.	1,792,853	29,151,790
#*	Tuesday Morning Corp.	185,667	237,654
#	Twin River Worldwide Holding, Inc.	32,430	864,260
*	Unifi, Inc.	156,264	3,362,801
*	Universal Electronics, Inc.	119,473	5,917,498
*	Universal Technical Institute, Inc.	131,313	1,009,797
#*	Urban Outfitters, Inc.	736,504	18,854,502
#*	Veoneer, Inc.	1,081	14,085
*	Vera Bradley, Inc.	530,396	5,081,194
*	Vince Holding Corp.	2,071	30,589
*	Vista Outdoor, Inc.	781,172	5,804,108
*	VOXX International Corp.	225,845	971,134
	Weyco Group, Inc.	53,264	1,206,430
#	Whirlpool Corp.	24,893	3,638,610
#*	William Lyon Homes, Class A	95,914	2,224,246
#	Winnebago Industries, Inc.	385,134	21,089,938
	Wolverine World Wide, Inc.	93,429	2,949,554
#*	ZAGG, Inc.	289,991	2,192,332
*	Zovio, Inc.	262,847	417,927
*	Zumiez, Inc.	221,740	6,911,636
TOTAL CONSUMER DISCRETIONARY			1,485,809,020
CONSUMER STAPLES — (3.8%)
	Alico, Inc.	40,538	1,458,963
	Andersons, Inc. (The)	265,632	6,008,596
#	B&G Foods, Inc.	31,400	504,284
*	Bridgford Foods Corp.	1,732	33,012
	Bunge, Ltd.	723,665	37,941,756
#	Cal-Maine Foods, Inc.	147,806	5,275,196
	Casey's General Stores, Inc.	25,329	4,074,423
#*	Central Garden & Pet Co.	96,568	3,110,455
*	Central Garden & Pet Co., Class A	287,645	8,617,844
#*	Chefs' Warehouse, Inc. (The)	178,652	6,502,933
*	Coffee Holding Co., Inc.	13,332	54,128
	Coty, Inc., Class A	388,211	3,983,045
#*	Craft Brew Alliance, Inc.	180,268	2,956,395
*	Darling Ingredients, Inc.	1,299,772	35,262,814
#*	Dean Foods Co.	355,313	106,239
*	Edgewell Personal Care Co.	455,043	11,749,210
*	elf Beauty Inc.	98,923	1,551,113
#*	Farmer Brothers Co.	61,539	737,237

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Fresh Del Monte Produce, Inc.	348,531	$10,936,903
#*	Hain Celestial Group, Inc. (The)	83,527	2,022,189
#*	Hostess Brands, Inc.	806,250	10,819,875
	Ingles Markets, Inc., Class A	126,619	5,278,746
	Ingredion, Inc.	356,117	31,338,296
	John B. Sanfilippo & Son, Inc.	61,263	5,164,471
*	Landec Corp.	224,275	2,511,880
*	Lifeway Foods, Inc.	191,300	430,425
#	Limoneira Co.	64,408	1,257,244
	Mannatech, Inc.	8,418	133,762
#	MGP Ingredients, Inc.	6,761	230,280
*	Natural Alternatives International, Inc.	42,078	344,198
#	Natural Grocers by Vitamin Cottage, Inc.	177,211	1,603,760
#	Natural Health Trends Corp.	3,000	10,800
*	Nature's Sunshine Products, Inc.	4,308	41,185
	Nu Skin Enterprises, Inc., Class A	165,253	5,385,595
	Oil-Dri Corp. of America	35,721	1,264,523
*	Performance Food Group Co.	124,326	6,438,844
*	Pilgrim's Pride Corp.	213,444	5,560,216
*	Post Holdings, Inc.	576,951	60,331,766
	PriceSmart, Inc.	96,532	5,913,550
#*	Pyxus International, Inc.	70,642	483,898
#	Sanderson Farms, Inc.	138,538	19,075,297
	Seaboard Corp.	2,856	11,011,622
*	Seneca Foods Corp., Class A	61,893	2,447,868
*	Seneca Foods Corp., Class B	189	7,353
*	Simply Good Foods Co. (The)	120,943	2,778,061
	SpartanNash Co.	336,679	4,100,750
	Spectrum Brands Holdings, Inc.	94,181	5,783,655
#*	TreeHouse Foods, Inc.	203,870	9,092,602
#*	United Natural Foods, Inc.	484,106	3,485,563
	Universal Corp.	226,611	12,044,375
*	US Foods Holding Corp.	1,417,618	56,945,715
#	Village Super Market, Inc., Class A	77,958	1,735,345
#	Weis Markets, Inc.	198,883	7,297,017
TOTAL CONSUMER STAPLES			423,235,272
ENERGY — (6.9%)
	Adams Resources & Energy, Inc.	28,972	1,024,450
	Amplify Energy Corp.	146,758	791,026
#*	Antero Resources Corp.	1,953,712	3,614,367
	Apache Corp.	656,699	18,019,821
*	Apergy Corp.	244,234	6,315,891
#	Arch Coal, Inc., Class A	146,781	7,563,625
	Archrock, Inc.	872,989	7,289,458
*	Ardmore Shipping Corp.	227,761	1,400,730
*	Aspen Aerogels, Inc.	28,534	235,976
#*	Basic Energy Services, Inc.	45,828	11,191
	Berry Petroleum Corp.	84,249	577,106
#*	Bonanza Creek Energy, Inc.	198,958	3,619,046
#*	Callon Petroleum Co.	3,997,211	11,991,633
*	Centennial Resource Development, Inc., Class A	1,236,811	4,032,004
#*	Chesapeake Energy Corp.	856,982	438,603
	Cimarex Energy Co.	490,100	21,510,489
#*	Clean Energy Fuels Corp.	1,882,711	4,330,235
#*	CNX Resources Corp.	1,913,084	13,831,597
#*	CONSOL Energy, Inc.	246,941	2,007,630
#*	Contango Oil & Gas Co.	203,853	797,065
	CVR Energy, Inc.	68,996	2,387,952

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Dawson Geophysical Co.	314,077	$753,785
#	Delek US Holdings, Inc.	651,358	17,886,291
#*	Denbury Resources, Inc.	3,170,336	3,122,781
	Devon Energy Corp.	471,707	10,245,476
#	DHT Holdings, Inc.	1,320,835	7,436,301
#*	Diamond Offshore Drilling, Inc.	242,236	1,121,553
*	Dorian LPG, Ltd.	404,967	5,313,167
*	Dril-Quip, Inc.	345,439	14,128,455
#*	Earthstone Energy, Inc., Class A	117,162	585,810
#	EnLink Midstream LLC	2,144,166	10,785,155
#	EQT Corp.	608,079	3,678,878
#	Equitrans Midstream Corp.	134,381	1,299,464
*	Era Group, Inc.	205,760	2,045,254
#	Evolution Petroleum Corp.	93,760	472,550
*	Exterran Corp.	280,433	1,514,338
#*	Extraction Oil & Gas, Inc.	752,241	1,068,182
*	Forum Energy Technologies, Inc.	1,479,173	1,567,923
#*	Frank's International NV	440,781	1,542,734
	GasLog, Ltd.	399,042	2,585,792
*	Geospace Technologies Corp.	193,018	2,588,371
#*	Gevo, Inc.	6,512	13,089
#*	Goodrich Petroleum Corp.	2,230	14,963
#	Green Plains, Inc.	375,520	4,682,734
*	Gulf Island Fabrication, Inc.	192,838	983,474
#*	Gulfport Energy Corp.	1,984,093	3,075,344
	Hallador Energy Co.	154,309	256,153
*	Helix Energy Solutions Group, Inc.	1,502,932	12,534,453
	Helmerich & Payne, Inc.	893,286	36,222,747
#*	HighPoint Resources Corp.	779,648	904,392
	HollyFrontier Corp.	877,093	39,399,018
#*	Independence Contract Drilling, Inc.	175,515	123,282
*	International Seaways, Inc.	251,443	5,597,121
#*	KLX Energy Services Holdings, Inc.	193,348	781,126
	Kosmos Energy, Ltd.	1,887,214	9,643,664
*	Laredo Petroleum, Inc.	2,105,268	3,621,061
#	Liberty Oilfield Services, Inc., Class A	64,363	545,798
#*	Lonestar Resources US, Inc., Class A	167,382	304,635
#	Mammoth Energy Services, Inc.	151,775	215,521
	Marathon Oil Corp.	90,367	1,027,473
#*	Matador Resources Co.	931,538	13,665,663
*	Matrix Service Co.	262,144	5,274,337
*	Mitcham Industries, Inc.	115,408	327,759
#*	Montage Resources Corp.	108,052	394,390
#	Murphy Oil Corp.	1,747,657	36,630,891
#	Nabors Industries, Ltd.	3,213,263	6,651,454
	NACCO Industries, Inc., Class A	44,429	2,094,383
	National Oilwell Varco, Inc.	1,207,821	24,893,191
*	Natural Gas Services Group, Inc.	107,058	1,126,250
	Navios Maritime Acquisition Corp.	4,246	22,504
#*	NCS Multistage Holdings, Inc.	117,912	180,405
#*	Newpark Resources, Inc.	1,097,363	5,486,815
*	NexTier Oilfield Solutions, Inc.	1,034,994	5,330,219
#*	Nine Energy Service, Inc.	44,379	214,794
#*	Noble Corp. P.L.C.	3,344,123	2,701,383
	Nordic American Tankers, Ltd.	91,736	310,068
#*	Northern Oil and Gas, Inc.	317,559	527,148
*	Oasis Petroleum, Inc.	2,705,216	6,086,736
*	Oceaneering International, Inc.	947,518	11,758,698
*	Oil States International, Inc.	697,587	7,519,988

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Overseas Shipholding Group, Inc., Class A	369,203	$657,181
#*	Pacific Drilling SA	64	118
#*	Pacific Ethanol, Inc.	6,939	4,502
	Panhandle Oil and Gas, Inc., Class A	96,040	694,369
*	Par Pacific Holdings, Inc.	99,777	2,007,513
#	Parsley Energy, Inc., Class A	2,209,710	36,769,574
	Patterson-UTI Energy, Inc.	1,612,147	12,800,447
	PBF Energy, Inc., Class A	1,241,971	33,905,808
#*	PDC Energy, Inc.	1,016,910	21,955,087
#	Peabody Energy Corp.	878,213	5,936,720
*	Penn Virginia Corp.	108,158	2,311,336
#*	PrimeEnergy Resources Corp.	757	110,257
#*	Profire Energy, Inc.	31,100	43,229
*	ProPetro Holding Corp.	373,971	3,642,478
	QEP Resources, Inc.	2,499,116	7,922,198
#	Range Resources Corp.	2,116,584	6,349,752
#*	Renewable Energy Group, Inc.	438,110	11,513,531
*	REX American Resources Corp.	48,898	3,684,464
*	RigNet, Inc.	1,280	5,325
#*	Ring Energy, Inc.	393,840	850,694
#	RPC, Inc.	494,030	2,237,956
*	SandRidge Energy, Inc.	263,187	671,127
#	Scorpio Tankers, Inc.	539,662	12,595,711
*	SEACOR Holdings, Inc.	172,816	6,496,153
*	SEACOR Marine Holdings, Inc.	218,823	2,284,512
*	Select Energy Services, Inc., Class A	332,273	2,312,620
#	SFL Corp., Ltd.	523,242	6,927,724
*	SilverBow Resources, Inc.	48,611	258,611
#	SM Energy Co.	987,074	9,061,339
#*	Smart Sand, Inc.	187,391	380,404
	Solaris Oilfield Infrastructure, Inc., Class A	23,154	266,966
#*	Southwestern Energy Co.	7,665,244	12,034,433
#*	Talos Energy, Inc.	146,700	3,218,598
	TechnipFMC P.L.C.	449,080	7,414,311
#	Teekay Corp.	30,321	107,943
*	Teekay Tankers, Ltd., Class A	30,040	489,352
*	TETRA Technologies, Inc.	1,339,756	2,049,827
#*	Tidewater, Inc.	154,947	2,352,095
#*	Transocean, Ltd.	1,665,242	7,593,504
#*	Unit Corp.	510,101	203,938
#	US Silica Holdings, Inc.	725,119	3,727,112
*	VAALCO Energy, Inc.	6,071	13,599
#	Valaris P.L.C.	1,564,110	7,992,602
#*	Whiting Petroleum Corp.	800,609	3,634,765
	World Fuel Services Corp.	577,557	22,594,030
*	WPX Energy, Inc.	3,475,546	41,532,775
TOTAL ENERGY			762,291,869
FINANCIALS — (26.2%)
	1st Constitution Bancorp	1,854	37,358
	1st Source Corp.	193,100	9,112,389
	Affiliated Managers Group, Inc.	5,215	416,418
#*	Allegiance Bancshares, Inc.	92,831	3,453,313
*	A-Mark Precious Metals, Inc.	76,813	612,968
#*	Ambac Financial Group, Inc.	220,093	4,716,593
	American Equity Investment Life Holding Co.	758,921	20,043,104
	American National Bankshares, Inc.	56,258	1,918,398
	American National Insurance Co.	105,247	11,594,010
	American River Bankshares	17,732	256,582

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Ameris Bancorp	453,039	$18,207,637
	AmeriServ Financial, Inc.	107,748	441,767
	Argo Group International Holdings, Ltd.	254,550	16,698,480
	Arrow Financial Corp.	74,801	2,622,523
	Associated Banc-Corp	1,546,018	30,812,139
	Assurant, Inc.	167,193	21,828,718
	Assured Guaranty, Ltd.	1,024,534	46,964,639
*	Asta Funding, Inc.	7,105	72,968
*	Athene Holding, Ltd., Class A	886,977	38,636,718
	Atlantic American Corp.	864	1,909
*	Atlantic Capital Bancshares, Inc.	181,380	3,422,641
	Atlantic Union Bankshares Corp.	657,562	22,153,264
*	Atlanticus Holdings Corp.	64,328	898,019
#	Auburn National Bancorporation, Inc.	692	39,444
	Axis Capital Holdings, Ltd.	463,280	29,765,740
*	Axos Financial, Inc.	200,026	5,634,732
#	Banc of California, Inc.	420,952	6,718,394
	BancFirst Corp.	62,171	3,593,484
*	Bancorp, Inc. (The)	734,931	8,694,234
	BancorpSouth Bank	344,393	9,839,308
	Bank of Commerce Holdings	67,310	720,217
	Bank of Marin Bancorp	85,491	3,766,733
	Bank OZK	855,928	23,264,123
	BankFinancial Corp.	116,939	1,458,229
	BankUnited, Inc.	567,272	18,719,976
	Bankwell Financial Group, Inc.	24,082	650,936
	Banner Corp.	281,635	14,518,284
	Bar Harbor Bankshares	44,472	978,384
*	Baycom Corp.	16,823	377,845
	BCB Bancorp, Inc.	76,990	1,010,109
	Berkshire Hills Bancorp, Inc.	456,497	12,850,391
*	Blucora, Inc.	302,397	6,819,052
#	Blue Capital Reinsurance Holdings, Ltd.	15,952	111,345
	Boston Private Financial Holdings, Inc.	795,790	9,072,006
	Bridge Bancorp, Inc.	130,624	3,964,438
#*	Bridgewater Bancshares, Inc.	16,459	217,259
*	Brighthouse Financial, Inc.	104,970	4,083,333
	Brookline Bancorp, Inc.	673,760	10,241,152
	Bryn Mawr Bank Corp.	173,061	6,493,249
	Byline Bancorp, Inc.	40,089	773,718
	C&F Financial Corp.	17,702	885,985
	Cadence BanCorp	841,428	13,151,520
	California First National Bancorp	4,450	74,538
	Camden National Corp.	113,153	5,347,611
*	Cannae Holdings, Inc.	230,455	9,370,300
#	Capital City Bank Group, Inc.	98,911	2,820,942
	Capitol Federal Financial, Inc.	1,503,109	19,810,977
	Capstar Financial Holdings, Inc.	14,069	210,613
	Carolina Financial Corp.	93,896	3,600,912
	Cathay General Bancorp	6,748	243,333
	CBTX, Inc.	7,368	217,724
	CenterState Bank Corp.	438,383	9,889,920
	Central Pacific Financial Corp.	205,416	5,696,186
	Central Valley Community Bancorp	41,952	788,278
	Century Bancorp, Inc., Class A	20,298	1,745,628
	Chemung Financial Corp.	5,917	234,727
#	CIT Group, Inc.	757,582	34,629,073
	Citizens & Northern Corp.	44,480	1,137,354
	Citizens Community Bancorp, Inc.	6,617	79,272

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Citizens Holding Co.	1,603	$34,545
#*	Citizens, Inc.	69,955	423,927
#	City Holding Co.	42,521	3,217,989
	Civista Bancshares, Inc.	44,241	973,744
	CNB Financial Corp.	93,969	2,777,724
	CNO Financial Group, Inc.	1,174,038	20,651,328
	Codorus Valley Bancorp, Inc.	23,677	516,159
	Columbia Banking System, Inc.	484,732	18,759,128
	Community Bankers Trust Corp.	7,300	64,459
	Community Financial Corp. (The)	1,101	37,434
	Community Trust Bancorp, Inc.	145,717	6,375,119
	Community West Bancshares	5,040	55,440
	ConnectOne Bancorp, Inc.	276,251	6,522,286
*	Consumer Portfolio Services, Inc.	259,664	916,614
#*	Cowen, Inc., Class A	149,350	2,400,054
#*	Customers Bancorp, Inc.	418,334	8,943,981
	CVB Financial Corp.	154,728	3,213,701
	Dime Community Bancshares, Inc.	404,195	7,845,425
	Donegal Group, Inc., Class A	206,973	2,887,273
*	Donnelley Financial Solutions, Inc.	96,868	877,624
	Eagle Bancorp Montana, Inc.	600	12,612
	Eagle Bancorp, Inc.	155,947	6,814,884
*	Elevate Credit, Inc.	46,483	270,066
	Employers Holdings, Inc.	297,647	12,694,645
#*	Encore Capital Group, Inc.	233,094	7,913,541
*	Enova International, Inc.	232,076	5,815,825
*	Enstar Group, Ltd.	82,117	16,036,629
	Enterprise Bancorp, Inc.	29,555	916,796
	Enterprise Financial Services Corp.	27,118	1,179,904
#*	Equity Bancshares, Inc., Class A	106,966	2,873,107
	ESSA Bancorp, Inc.	35,707	605,234
	Evans Bancorp, Inc.	14,996	585,444
#*	EZCORP, Inc., Class A	532,543	3,312,417
	Farmers National Banc Corp.	129,222	2,044,292
	FB Financial Corp.	23,727	845,868
	FBL Financial Group, Inc., Class A	159,198	8,561,668
	Federal Agricultural Mortgage Corp., Class A	300	20,307
	Federal Agricultural Mortgage Corp., Class C	72,728	5,549,146
	FedNat Holding Co.	155,425	2,413,750
	Financial Institutions, Inc.	152,667	4,703,670
*	First Acceptance Corp.	86,504	59,688
	First American Financial Corp.	180,960	11,215,901
	First Bancorp	143,325	5,085,171
	First BanCorp	1,800,467	16,690,329
	First Bancorp, Inc.	68,845	1,946,937
	First Bancshares, Inc. (The)	36,980	1,272,852
	First Bank	44,213	473,079
	First Busey Corp.	222,613	5,676,631
	First Business Financial Services, Inc.	38,658	973,408
	First Choice Bancorp	2,010	48,923
	First Commonwealth Financial Corp.	794,506	10,741,721
	First Community Bancshares, Inc.	161,265	4,726,677
	First Community Corp.	463	9,505
	First Defiance Financial Corp.	163,688	4,810,790
#	First Financial Bancorp	854,994	20,554,056
	First Financial Corp.	45,562	1,901,302
	First Financial Northwest, Inc.	91,175	1,333,890
	First Foundation, Inc.	290,306	4,790,049
	First Hawaiian, Inc.	175,225	5,092,038

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Horizon National Corp.	1,911,375	$30,582,000
	First Internet Bancorp	65,464	1,735,451
	First Interstate BancSystem, Inc., Class A	353,845	13,623,032
	First Merchants Corp.	357,851	14,224,577
#	First Mid Bancshares, Inc.	36,870	1,207,492
	First Midwest Bancorp, Inc.	899,643	17,938,881
	First Northwest Bancorp	600	9,474
	First of Long Island Corp. (The)	105,555	2,328,543
	First United Corp.	10,263	245,388
	Flagstar Bancorp, Inc.	530,702	18,701,938
	Flushing Financial Corp.	252,496	5,017,096
	FNB Corp.	2,347,309	27,393,096
	Franklin Financial Network, Inc.	157,982	5,824,796
	FS Bancorp, Inc.	18,417	1,007,778
#	Fulton Financial Corp.	1,595,177	26,272,565
#	GAIN Capital Holdings, Inc.	264,238	1,033,171
*	Genworth Financial, Inc., Class A	548,416	2,248,506
#	German American Bancorp, Inc.	106,196	3,630,841
	Global Indemnity, Ltd.	92,656	2,921,444
	Great Southern Bancorp, Inc.	122,188	6,953,719
	Great Western Bancorp, Inc.	473,409	13,989,236
*	Green Dot Corp., Class A	91,157	2,742,003
#*	Greenlight Capital Re, Ltd., Class A	427,215	3,977,372
	Guaranty Bancshares, Inc.	16,019	490,181
	Guaranty Federal Bancshares, Inc.	348	8,265
*	Hallmark Financial Services, Inc.	143,809	2,473,515
	Hancock Whitney Corp.	696,321	27,671,797
	Hanmi Financial Corp.	401,870	6,759,453
	Hanover Insurance Group, Inc. (The)	52,786	7,315,084
*	HarborOne Bancrop, Inc.	121,778	1,328,598
#	Hawthorn Bancshares, Inc.	676	15,379
#	HCI Group, Inc.	93,433	4,136,279
	Heartland Financial USA, Inc.	199,885	9,776,375
	Heritage Commerce Corp.	415,974	4,825,298
	Heritage Financial Corp.	237,083	6,112,000
	Heritage Insurance Holdings, Inc.	209,526	2,526,884
	Hilltop Holdings, Inc.	734,484	16,628,718
	Hingham Institution for Savings	2,702	565,772
*	HMN Financial, Inc.	4,634	96,897
	Home Bancorp, Inc.	27,415	974,877
	Home BancShares, Inc.	208,035	3,977,629
*	HomeStreet, Inc.	272,387	8,746,347
	HomeTrust Bancshares, Inc.	52,143	1,382,832
	Hope Bancorp, Inc.	1,468,456	20,418,881
	Horace Mann Educators Corp.	303,711	13,062,610
	Horizon Bancorp, Inc.	322,169	5,451,099
*	Howard Bancorp, Inc.	34,254	578,550
	IBERIABANK Corp.	415,813	30,233,763
	Independence Holding Co.	15,367	622,210
	Independent Bank Corp.	178,694	12,901,707
	Independent Bank Corp.	74,409	1,590,864
	Independent Bank Group, Inc.	286,646	15,341,294
	International Bancshares Corp.	636,388	25,073,687
*	INTL. FCStone, Inc.	151,316	7,211,721
#	Invesco, Ltd.	2,111,751	36,533,292
	Investar Holding Corp.	532	11,763
	Investors Bancorp, Inc.	2,898,542	35,028,880
	Investors Title Co.	10,911	1,721,756
	James River Group Holdings, Ltd.	81,119	3,483,250

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Janus Henderson Group P.L.C.	1,407,584	$35,569,648
	Jefferies Financial Group, Inc.	543,378	11,758,700
	Kearny Financial Corp.	719,238	8,882,589
	Kemper Corp.	82,521	6,141,213
	Kentucky First Federal Bancorp	2,420	18,634
	Kingstone Cos., Inc.	80,753	637,949
	Lake Shore Bancorp, Inc.	406	6,192
	Lakeland Bancorp, Inc.	285,654	4,639,021
	Landmark Bancorp, Inc.	1,428	35,357
	LCNB Corp.	1,207	20,000
	Legg Mason, Inc.	630,929	24,700,870
#*	LendingClub Corp.	177,622	2,081,730
	Level One Bancorp, Inc.	949	23,592
#	Live Oak Bancshares, Inc.	173,621	3,034,895
	Luther Burbank Corp.	21,508	221,747
	Macatawa Bank Corp.	281,258	2,967,272
	Mackinac Financial Corp.	28,964	437,936
#*	Maiden Holdings, Ltd.	950,539	836,474
*	Malvern Bancorp, Inc.	1,318	26,360
#	Manning & Napier, Inc.	242,400	460,560
	Marlin Business Services Corp.	108,515	2,137,745
#*	MBIA, Inc.	630,156	5,709,213
*	Mediaco Holding, Inc., Class A	1,827	13,246
	Mercantile Bank Corp.	122,769	4,023,140
	Merchants Bancorp	12,123	238,581
	Mercury General Corp.	68,567	3,365,954
	Meridian Bancorp, Inc.	323,658	5,822,607
#	Meta Financial Group, Inc.	287,171	10,688,505
*	Metropolitan Bank Holding Corp.	6,434	316,231
	Midland States Bancorp, Inc.	80,152	2,117,616
	MidWestOne Financial Group, Inc.	47,736	1,543,782
#*	Mr Cooper Group, Inc.	389,274	4,819,212
	MutualFirst Financial, Inc.	36,340	1,352,938
	MVB Financial Corp.	2,232	44,595
	National Bank Holdings Corp., Class A	247,552	8,070,195
	National Bankshares, Inc.	5,844	238,669
	National General Holdings Corp.	544,953	11,863,627
	National Security Group, Inc. (The)	2,423	35,727
	National Western Life Group, Inc., Class A	21,344	5,677,504
	Navient Corp.	2,048,142	29,452,282
#	NBT Bancorp, Inc.	291,172	11,003,390
	Nelnet, Inc., Class A	294,030	16,836,158
#	New York Community Bancorp, Inc.	4,308,609	47,653,216
»	NewStar Financial, Inc.	455,615	203,373
*	NI Holdings, Inc.	1,753	26,909
*	Nicholas Financial, Inc.	44,982	372,451
*	Nicolet Bankshares, Inc.	29,520	2,085,588
*	NMI Holdings, Inc., Class A	200,418	6,397,343
*	Northeast Bank	44,147	886,030
	Northeast Community Bancorp, Inc.	3,290	39,645
	Northfield Bancorp, Inc.	470,237	7,472,066
	Northrim BanCorp, Inc.	57,090	2,148,297
	Northwest Bancshares, Inc.	844,869	13,285,565
	Norwood Financial Corp.	1,152	39,168
	OceanFirst Financial Corp.	266,247	6,192,905
*	Ocwen Financial Corp.	513,972	632,186
	OFG Bancorp	416,814	8,215,404
	Ohio Valley Banc Corp.	3,707	122,516
#	Old National Bancorp	1,656,032	29,659,533

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old Republic International Corp.	1,607,065	$36,239,316
	Old Second Bancorp, Inc.	302,738	3,719,136
#*	On Deck Capital, Inc.	867,229	3,538,294
	OneMain Holdings, Inc.	650,918	27,579,396
	Oppenheimer Holdings, Inc., Class A	60,715	1,672,698
	Opus Bank	300,145	7,994,362
#	Origin Bancorp, Inc.	774	27,276
	Orrstown Financial Services, Inc.	17,962	370,197
	Pacific Premier Bancorp, Inc.	371,919	11,083,186
#	PacWest Bancorp	1,349,803	47,310,595
	Park National Corp.	12,652	1,201,560
	Parke Bancorp, Inc.	10,161	218,665
	PCSB Financial Corp.	24,856	494,137
	Peapack Gladstone Financial Corp.	176,260	5,152,080
	Penns Woods Bancorp, Inc.	29,257	923,058
	Pennymac Financial Services, Inc.	12,069	406,967
	Peoples Bancorp of North Carolina, Inc.	5,097	139,403
	Peoples Bancorp, Inc.	185,393	6,032,688
	Peoples Financial Services Corp.	3,532	163,708
	People's United Financial, Inc.	4,218,709	65,052,493
	People's Utah Bancorp	51,075	1,332,036
	Pinnacle Financial Partners, Inc.	521,561	30,803,393
	Piper Sandler Cos.	46,333	3,819,229
	Popular, Inc.	851,448	47,647,030
#*	PRA Group, Inc.	388,102	13,723,287
	Preferred Bank	45,047	2,707,775
	Premier Financial Bancorp, Inc.	93,031	1,581,527
	ProAssurance Corp.	255,706	7,765,791
	Prosperity Bancshares, Inc.	722,276	50,703,775
	Protective Insurance Corp., Class A	453	6,795
	Protective Insurance Corp., Class B	77,803	1,212,949
	Provident Financial Holdings, Inc.	42,950	945,330
	Provident Financial Services, Inc.	544,302	12,415,529
	Prudential Bancorp, Inc.	9,448	166,379
	QCR Holdings, Inc.	111,923	4,600,035
	Radian Group, Inc.	387,150	9,481,303
	RBB Bancorp	24,577	483,675
*	Regional Management Corp.	120,613	3,322,888
	Reinsurance Group of America, Inc.	6,232	897,720
	Renasant Corp.	459,264	14,664,300
	Republic Bancorp, Inc., Class A	48,054	2,013,463
*	Republic First Bancorp, Inc.	128,869	411,092
	Riverview Bancorp, Inc.	186,915	1,375,694
	S&T Bancorp, Inc.	241,902	9,093,096
	Safety Insurance Group, Inc.	135,710	12,496,177
	Sandy Spring Bancorp, Inc.	290,314	10,102,927
#	Santander Consumer USA Holdings, Inc.	1,775,982	47,276,641
	SB One Bancorp	21,780	520,542
*	Seacoast Banking Corp. of Florida	262,623	7,130,214
*	Security National Financial Corp., Class A	38,149	211,725
*	Select Bancorp, Inc.	3,254	37,746
	Selective Insurance Group, Inc.	232,744	15,419,290
	Shore Bancshares, Inc.	41,448	673,530
	Sierra Bancorp	119,508	3,200,424
#	Simmons First National Corp., Class A	827,099	19,833,834
	SLM Corp.	128,586	1,404,159
	SmartFinancial, Inc.	36,136	781,260
#	South State Corp.	263,022	19,887,093
*	Southern First Bancshares, Inc.	27,537	1,075,320

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Southern Missouri Bancorp, Inc.	26,465	$942,683
	Southern National Bancorp of Virginia, Inc.	79,346	1,232,243
#	Southside Bancshares, Inc.	138,677	4,864,789
	Southwest Georgia Financial Corp.	2,355	80,070
*	Spirit of Texas Bancshares, Inc.	2,320	48,140
	State Auto Financial Corp.	203,658	6,132,142
	Sterling Bancorp	1,609,587	32,191,740
	Sterling Bancorp, Inc.	50,355	369,102
	Stewart Information Services Corp.	199,438	8,326,536
	Stifel Financial Corp.	348,695	22,557,080
	Summit Financial Group, Inc.	38,172	937,123
	Summit State Bank	3,401	44,145
	TCF Financial Corp.	1,110,741	46,962,129
	Territorial Bancorp, Inc.	65,951	1,914,558
*	Texas Capital Bancshares, Inc.	391,138	21,496,944
»	TheStreet.Com, Inc.	1,300	117
*	Third Point Reinsurance, Ltd.	674,112	7,341,080
	Timberland Bancorp, Inc.	71,651	2,017,692
	Tiptree, Inc.	257,436	1,763,437
	Towne Bank	407,955	10,831,205
	TriCo Bancshares	164,314	5,981,030
*	TriState Capital Holdings, Inc.	297,757	6,845,433
*	Triumph Bancorp, Inc.	185,070	7,214,029
	TrustCo Bank Corp. NY	913,749	7,246,030
#	Trustmark Corp.	771,101	24,659,810
	UMB Financial Corp.	13,048	867,170
	Umpqua Holdings Corp.	1,750,563	29,584,515
	United Bancshares, Inc.	466	11,068
#	United Bankshares, Inc.	641,213	21,993,606
#	United Community Banks, Inc.	570,887	15,939,165
	United Community Financial Corp.	476,861	5,212,091
	United Fire Group, Inc.	146,451	6,481,921
	United Insurance Holdings Corp.	253,198	2,567,428
	United Security Bancshares	4,742	46,187
	Unity Bancorp, Inc.	38,329	840,172
#	Universal Insurance Holdings, Inc.	123,386	3,003,215
	Univest Financial Corp.	270,996	6,731,541
	Unum Group	1,456,226	38,866,672
	US Global Investors, Inc., Class A	23,682	30,313
	Valley National Bancorp	3,333,654	35,103,377
	Veritex Holdings, Inc.	187,145	5,299,946
	Virtus Investment Partners, Inc.	93,898	11,552,271
	Voya Financial, Inc.	872,534	52,116,456
#	Waddell & Reed Financial, Inc., Class A	381,010	6,088,540
	Walker & Dunlop, Inc.	229,421	15,226,672
	Washington Federal, Inc.	635,449	21,605,266
#	Washington Trust Bancorp, Inc.	24,925	1,179,700
	Waterstone Financial, Inc.	243,351	4,256,209
	WesBanco, Inc.	515,731	17,081,011
	West Bancorporation, Inc.	71,641	1,639,862
	Western New England Bancorp, Inc.	233,005	2,092,385
	Westwood Holdings Group, Inc.	21,309	598,357
	White Mountains Insurance Group, Ltd.	19,635	21,936,615
	Wintrust Financial Corp.	311,599	19,717,985
	WisdomTree Investments, Inc.	5,660	23,829
#*	World Acceptance Corp.	45,831	3,963,007
	WSFS Financial Corp.	383,210	15,286,247
#	WVS Financial Corp.	111	1,859

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Zions Bancorp NA	708,365	$32,223,524
TOTAL FINANCIALS			2,891,001,683
HEALTH CARE — (4.9%)
#*	Acadia Healthcare Co., Inc.	748,434	24,047,184
»	Achillion Pharmaceuticals, Inc.	1,609,952	740,578
#*	Acorda Therapeutics, Inc.	743,079	1,508,450
*	Addus HomeCare Corp.	143,431	13,531,281
*	Aduro Biotech, Inc.	37,605	63,176
*	Akebia Therapeutics, Inc.	58,445	421,973
*	Akorn, Inc.	560,957	858,264
#*	Allscripts Healthcare Solutions, Inc.	1,474,037	12,647,237
*	Alpine Immune Sciences, Inc.	5,443	16,057
*	Altimmune, Inc.	11,574	20,023
#*	AMAG Pharmaceuticals, Inc.	90,780	804,311
*	American Shared Hospital Services	12,364	30,844
*	Amphastar Pharmaceuticals, Inc.	131,566	2,487,913
*	AnaptysBio, Inc.	25,019	363,276
*	AngioDynamics, Inc.	313,900	4,322,403
#*	Anika Therapeutics, Inc.	145,380	5,976,572
#*	Applied Genetic Technologies Corp.	231,272	1,452,388
*	Aravive, Inc.	2,044	20,440
*	Arcus Biosciences, Inc.	3,700	32,486
*	Ardelyx, Inc.	65,005	460,235
*	Arena Pharmaceuticals, Inc.	75,079	3,430,360
*	Assembly Biosciences, Inc.	4,000	70,240
#*	Assertio Therapeutics, Inc.	341,082	364,958
#*	aTyr Pharma, Inc.	1,958	9,927
#*	Avanos Medical, Inc.	396,565	10,921,400
*	Brookdale Senior Living, Inc.	2,057,242	13,557,225
*	Calithera Biosciences, Inc.	349,946	2,099,676
*	Catabasis Pharmaceuticals, Inc.	28,743	152,338
#*	Catalyst Biosciences, Inc.	170,908	1,213,447
*	Celldex Therapeutics, Inc.	48,112	111,379
*	Chimerix, Inc.	578,568	954,637
#*	Community Health Systems, Inc.	325,231	1,395,241
	Computer Programs & Systems, Inc.	26,545	690,170
*	Concert Pharmaceuticals, Inc.	127,535	1,362,074
	CONMED Corp.	180,721	18,375,711
#*	Covetrus, Inc.	355,230	4,369,329
*	Cross Country Healthcare, Inc.	396,472	3,925,073
#*	Cumberland Pharmaceuticals, Inc.	100,209	487,016
#*	Cyclerion Therapeutics, Inc.	13,369	43,850
*	Cymabay Therapeutics, Inc.	704	1,084
*	DaVita, Inc.	354,776	28,335,959
*	Digirad Corp.	9,237	26,233
*	Diplomat Pharmacy, Inc.	246,966	982,925
*	Electromed, Inc.	40,889	398,259
*	Emergent BioSolutions, Inc.	214,569	11,820,606
*	Enanta Pharmaceuticals, Inc.	43,633	2,248,845
*	Endo International P.L.C.	200,165	1,134,936
	Ensign Group, Inc. (The)	73,563	3,325,048
*	Enzo Biochem, Inc.	2,197	5,514
#*	Evolent Health, Inc., Class A	777,689	7,839,105
*	Five Prime Therapeutics, Inc.	490,425	2,314,806
*	Five Star Senior Living, Inc.	43,100	195,243
*	Fluidigm Corp.	16,404	62,991
*	FONAR Corp.	50,682	1,069,897
*	GlycoMimetics, Inc.	67,673	289,640

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Hanger, Inc.	33,143	$809,684
#*	Harvard Bioscience, Inc.	314,954	935,413
*	HealthStream, Inc.	217,645	5,560,830
#	Hepion Pharmaceuticals, Inc.	7,938	41,119
*	HMS Holdings Corp.	100,823	2,754,484
#*	Idera Pharmaceuticals, Inc.	42,410	70,401
*	InfuSystem Holdings, Inc.	53,931	462,728
*	Inogen, Inc.	14,681	649,928
*	Inovalon Holdings, Inc., Class A	38,635	782,745
*	Integer Holdings Corp.	277,266	23,678,516
#*	IntriCon Corp.	38,465	655,059
#	Invacare Corp.	533,998	4,106,445
*	Jazz Pharmaceuticals P.L.C.	128,896	18,477,242
#*	Jounce Therapeutics, Inc.	119,027	748,680
	Kewaunee Scientific Corp.	13,861	171,045
#*	Lannett Co., Inc.	278,974	2,270,848
#*	Lexicon Pharmaceuticals Inc.	9,499	29,352
*	LHC Group, Inc.	187,008	27,256,416
#*	Ligand Pharmaceuticals, Inc.	55,587	4,881,094
	Luminex Corp.	326,058	7,396,626
*	Magellan Health, Inc.	203,955	14,931,546
#*	Mallinckrodt P.L.C.	830,657	3,812,716
*	MEDNAX, Inc.	693,064	15,988,987
*	Medpace Holdings, Inc.	3,500	299,425
*	Menlo Therapeutics, Inc.	4,544	20,902
	Meridian Bioscience, Inc.	229,624	2,259,500
#*	Merit Medical Systems, Inc.	139,047	5,064,092
#	Merrimack Pharmaceuticals, Inc.	35,489	108,951
#*	Mersana Therapeutics, Inc.	7,900	53,325
#*	Micron Solutions, Inc.	600	1,566
#*	Myriad Genetics, Inc.	526,368	14,554,075
#*	NantKwest, Inc.	93,073	588,221
	National HealthCare Corp.	58,193	4,883,557
*	Natus Medical, Inc.	123,113	3,852,206
	Neoleukin Therapeutics, Inc.	101,415	1,253,489
*	Neuronetics, Inc.	9,742	35,363
#*	NewLink Genetics Corp.	40,762	66,850
*	NextGen Healthcare, Inc.	83,766	1,160,997
*	OncoSec Medical, Inc.	16,020	31,399
#*	OPKO Health, Inc.	129,050	187,123
*	OraSure Technologies, Inc.	372,533	2,626,358
*	Orthofix Medical, Inc.	71,486	3,092,484
*	Otonomy, Inc.	260,170	832,544
#	Owens & Minor, Inc.	1,011,103	6,329,505
#	Patterson Cos., Inc.	568,108	12,504,057
*	PDL BioPharma, Inc.	1,443,157	4,747,987
#	PDS Biotechnology Corp.	6,427	15,810
#*	Pennant Group, Inc.	66,367	1,752,089
	Perrigo Co. P.L.C.	975,490	55,641,950
*	Pfenex, Inc.	55,199	591,733
#*	Premier, Inc., Class A	249,536	8,676,367
#*	Prestige Consumer Healthcare, Inc.	344,535	13,974,340
*	Prothena Corp. P.L.C.	379,849	4,622,762
*	Providence Service Corp. (The)	156,248	10,132,683
*	RTI Surgical Holdings, Inc.	489,734	2,037,293
*	SeaSpine Holdings Corp.	28,408	419,302
*	Select Medical Holdings Corp.	1,027,756	23,473,947
#*	Sierra Oncology, Inc.	843	10,259
*	Spectrum Pharmaceuticals, Inc.	44,379	112,279

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Supernus Pharmaceuticals, Inc.	128,709	$2,943,575
*	Surface Oncology, Inc.	2,300	6,325
*	Surgery Partners, Inc.	93,868	1,583,553
#*	Synlogic, Inc.	230,748	618,405
*	Taro Pharmaceutical Industries, Ltd.	19,906	1,605,817
#*	Tetraphase Pharmaceuticals, Inc.	1,600	3,728
#*	Tivity Health, Inc.	142,692	3,088,568
#*	Triple-S Management Corp., Class B	152,382	2,684,971
*	Trovagene, Inc.	8,919	14,270
*	Vanda Pharmaceuticals, Inc.	127,635	1,627,346
*	Varex Imaging Corp.	163,919	4,532,360
*	Wright Medical Group NV	34,109	1,028,045
#*	Zynerba Pharmaceuticals, Inc.	4,230	21,319
TOTAL HEALTH CARE			535,635,209
INDUSTRIALS — (19.2%)
	AAR Corp.	248,555	10,583,472
	ABM Industries, Inc.	612,913	23,376,502
*	Acacia Research Corp.	358,705	896,762
	ACCO Brands Corp.	806,600	6,969,024
	Acme United Corp.	38,390	917,905
	Acuity Brands, Inc.	3,814	449,556
#	ADT, Inc.	476,205	2,952,471
#*	Advanced Disposal Services, Inc.	188,410	6,208,109
*	AECOM	1,406,328	67,827,199
*	Aegion Corp.	232,670	4,862,803
*	AeroCentury Corp.	9,508	42,025
#*	Aerovironment, Inc.	37,088	2,470,432
	AGCO Corp.	439,514	30,827,512
	Air Lease Corp.	1,054,268	45,270,268
*	Air T, Inc.	1,582	31,877
*	Air Transport Services Group, Inc.	244,465	5,126,431
	Aircastle, Ltd.	741,125	23,782,701
#	Alamo Group, Inc.	86,642	10,792,127
	Alaska Air Group, Inc.	358,176	23,134,588
#	Allegiant Travel Co.	14,190	2,384,488
#*	Alpha Pro Tech, Ltd.	15,140	101,741
	Altra Industrial Motion Corp.	41,884	1,393,062
	AMERCO	99,282	36,860,428
#*	Ameresco, Inc., Class A	113,381	2,175,781
#*	American Superconductor Corp.	38,303	240,543
*	American Woodmark Corp.	66,942	7,340,190
*	AMREP Corp.	7,243	44,163
	Apogee Enterprises, Inc.	127,010	4,041,458
	Applied Industrial Technologies, Inc.	79,670	5,144,292
	ARC Document Solutions, Inc.	358,157	458,441
	ArcBest Corp.	208,057	4,641,752
	Arcosa, Inc.	537,857	23,531,244
#	Argan, Inc.	173,873	7,321,792
*	Armstrong Flooring, Inc.	222,539	787,788
*	ASGN, Inc.	124,704	8,441,214
	Astec Industries, Inc.	239,463	9,875,454
*	Astronics Corp.	112,377	2,831,900
#*	Astronics Corp., Class B	5,303	133,768
#*	Atlas Air Worldwide Holdings, Inc.	247,539	5,532,497
*	Avalon Holdings Corp., Class A	11,325	20,951
	AZZ, Inc.	38,315	1,580,877
	Barnes Group, Inc.	254,387	16,069,627
*	Beacon Roofing Supply, Inc.	553,419	18,323,703

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	BG Staffing, Inc.	9,695	$195,063
*	BMC Stock Holdings, Inc.	333,511	9,733,519
	Brady Corp., Class A	216,821	12,005,379
#	Briggs & Stratton Corp.	641,916	2,355,832
#*	BrightView Holdings, Inc.	7,494	118,405
*	Broadwind Energy, Inc.	30,065	46,300
*	Builders FirstSource, Inc.	119,724	2,968,557
*	CAI International, Inc.	160,588	4,367,994
*	CBIZ, Inc.	402,883	10,877,841
*	CECO Environmental Corp.	388,038	2,949,089
*	Celadon Group, Inc.	71,003	852
*	Chart Industries, Inc.	339,282	21,707,262
	Chicago Rivet & Machine Co.	2,571	68,003
#*	CIRCOR International, Inc.	97,067	4,031,192
*	Civeo Corp.	694,884	931,145
*	Clean Harbors, Inc.	190,527	15,665,130
#*	Colfax Corp.	1,003,578	35,285,802
	Columbus McKinnon Corp.	182,599	6,389,139
	Comfort Systems USA, Inc.	26,448	1,227,187
*	Commercial Vehicle Group, Inc.	148,413	740,581
	CompX International, Inc.	5,019	81,057
#*	Construction Partners, Inc., Class A	2,500	41,950
*	Continental Building Products, Inc.	57,031	2,109,577
*	Continental Materials Corp.	125	881
	Copa Holdings SA, Class A	78,628	7,702,399
#*	Cornerstone Building Brands, Inc.	99,079	850,098
	Costamare, Inc.	531,141	4,211,948
*	Covenant Transportation Group, Inc., Class A	149,924	1,901,786
*	CPI Aerostructures, Inc.	134,933	890,558
	CRA International, Inc.	60,301	3,212,837
	Crane Co.	12,323	1,053,124
	CSW Industrials, Inc.	18,191	1,380,333
	Cubic Corp.	203,056	13,257,526
#*	Daseke, Inc.	25,764	78,194
	Deluxe Corp.	168,377	8,115,771
	Douglas Dynamics, Inc.	57,441	3,011,632
*	Ducommun, Inc.	83,692	3,425,514
*	DXP Enterprises, Inc.	143,420	4,972,371
*	Dycom Industries, Inc.	163,223	6,597,474
#*	Eagle Bulk Shipping, Inc.	238,523	775,200
	Eastern Co. (The)	33,560	929,612
*	Echo Global Logistics, Inc.	361,058	6,997,304
	EMCOR Group, Inc.	115,491	9,489,895
	Encore Wire Corp.	145,654	7,910,469
	Enerpac Tool Group Corp.	153,701	3,552,030
	EnerSys	105,411	7,585,376
	Ennis, Inc.	155,495	3,243,626
	EnPro Industries, Inc.	71,467	4,176,531
	ESCO Technologies, Inc.	193,837	18,600,598
	Espey Manufacturing & Electronics Corp.	8,752	179,416
	Federal Signal Corp.	613,636	19,734,534
	Fluor Corp.	640,912	11,465,916
	Fortune Brands Home & Security, Inc.	89,834	6,172,494
	Forward Air Corp.	63,148	4,133,037
*	Franklin Covey Co.	18,279	581,272
	Franklin Electric Co., Inc.	213,715	12,329,218
*	FreightCar America, Inc.	194,520	313,177
*	FTI Consulting, Inc.	273,993	32,895,600
#*	Gates Industrial Corp. P.L.C.	97,692	1,218,219

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	GATX Corp.	284,586	$21,665,532
#	Genco Shipping & Trading, Ltd.	280,254	2,205,599
*	Gencor Industries, Inc.	70,812	793,803
*	Gibraltar Industries, Inc.	231,728	12,633,811
*	GMS, Inc.	289,153	7,726,168
*	Goldfield Corp. (The)	162,320	551,888
	Gorman-Rupp Co. (The)	321,601	11,870,293
*	GP Strategies Corp.	125,089	1,664,935
	Graham Corp.	58,541	1,070,129
#	Granite Construction, Inc.	374,655	10,164,390
*	Great Lakes Dredge & Dock Corp.	547,327	5,730,514
	Greenbrier Cos., Inc. (The)	270,315	6,511,888
	Griffon Corp.	328,242	6,824,151
*	Harsco Corp.	93,024	1,386,058
#	Hawaiian Holdings, Inc.	395,766	11,033,956
#*	HC2 Holdings, Inc.	107,994	357,460
	Heartland Express, Inc.	267,664	5,002,640
	Heidrick & Struggles International, Inc.	179,630	5,105,085
	Helios Technologies, Inc.	50,400	2,143,008
*	Herc Holdings, Inc.	101,335	4,065,560
*	Heritage-Crystal Clean, Inc.	87,954	2,493,496
	Herman Miller, Inc.	42,098	1,627,088
*	Hertz Global Holdings, Inc.	1,466,879	23,118,013
*	Hill International, Inc.	135,131	447,284
	Hillenbrand, Inc.	123,119	3,574,145
	HNI Corp.	22,355	804,109
*	Houston Wire & Cable Co.	50,908	202,614
*	Hub Group, Inc., Class A	381,098	20,148,651
#*	Hudson Global, Inc.	669	8,035
#*	Hudson Technologies, Inc.	320	262
	Hurco Cos., Inc.	46,624	1,459,331
*	Huron Consulting Group, Inc.	215,639	13,975,564
*	Huttig Building Products, Inc.	2,945	4,270
#	Hyster-Yale Materials Handling, Inc.	123,637	6,675,162
	ICF International, Inc.	140,159	12,276,527
*	IES Holdings, Inc.	6,302	157,613
*	InnerWorkings, Inc.	834,349	3,462,548
*	Innovative Solutions & Support, Inc.	9,704	55,313
	Insteel Industries, Inc.	173,083	3,871,867
	Interface, Inc.	168,259	2,705,605
	ITT, Inc.	152,596	10,236,140
*	JELD-WEN Holding, Inc.	258,682	6,177,326
*	JetBlue Airways Corp.	2,614,972	51,854,895
#	Kadant, Inc.	37,011	3,945,373
	Kaman Corp.	198,020	12,221,794
#	KAR Auction Services, Inc.	156,006	3,279,246
	Kelly Services, Inc., Class A	270,366	4,801,700
	Kennametal, Inc.	350,178	10,957,070
	Kimball International, Inc., Class B	1,723	32,358
*	Kirby Corp.	298,189	21,854,272
#	Knight-Swift Transportation Holdings, Inc.	1,135,255	42,095,255
	Knoll, Inc.	83,845	2,076,002
	Korn Ferry	493,552	20,225,761
*	Lawson Products, Inc.	39,693	1,874,303
*	LB Foster Co., Class A	59,451	1,008,289
*	Limbach Holdings, Inc.	114,369	448,326
*	LS Starrett Co. (The), Class A	3,180	17,903
	LSI Industries, Inc.	143,466	954,049
*	Lydall, Inc.	165,483	3,382,472

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Macquarie Infrastructure Corp.	528,413	$23,308,297
*	Manitex International, Inc.	35,855	205,808
*	Manitowoc Co., Inc. (The)	480,068	6,936,983
	ManpowerGroup, Inc.	261,810	23,952,997
	Marten Transport, Ltd.	291,891	6,059,657
*	Masonite International Corp.	115,162	8,649,818
#*	MasTec, Inc.	584,383	33,748,118
*	Mastech Digital, Inc.	4,018	41,667
	Matson, Inc.	326,130	11,743,941
	Matthews International Corp., Class A	251,761	9,395,720
#*	Maxar Technologies, Inc.	13,272	211,821
	McGrath RentCorp	195,192	15,092,245
*	Mercury Systems, Inc.	152,814	11,728,474
*	Mesa Air Group, Inc.	49,827	425,523
#	Miller Industries, Inc.	72,469	2,493,658
*	Mistras Group, Inc.	232,463	2,573,365
	Mobile Mini, Inc.	348,235	14,535,329
	Moog, Inc., Class A	183,689	16,460,371
*	MRC Global, Inc.	358,691	4,038,861
	MSC Industrial Direct Co., Inc., Class A	130,574	8,888,172
	Mueller Industries, Inc.	219,876	6,413,783
	Mueller Water Products, Inc., Class A	148,308	1,727,788
*	MYR Group, Inc.	149,761	4,301,136
#	National Presto Industries, Inc.	40,160	3,461,390
	Nielsen Holdings P.L.C.	390,059	7,957,204
*	NL Industries, Inc.	59,756	200,780
#	NN, Inc.	400,226	3,453,950
*	Northwest Pipe Co.	132,255	4,328,706
#*	NOW, Inc.	1,331,726	13,330,577
#*	NV5 Global, Inc.	56,880	3,532,817
	nVent Electric P.L.C.	330,338	8,225,416
*	Orion Group Holdings, Inc.	357,855	1,545,934
	Oshkosh Corp.	320,040	27,536,242
	Owens Corning	748,353	45,267,873
*	PAM Transportation Services, Inc.	25,892	1,382,892
	Park Aerospace Corp.	236,537	3,659,227
	Park-Ohio Holdings Corp.	108,707	3,195,986
	Patrick Industries, Inc.	120,601	6,256,780
	Patriot Transportation Holding, Inc.	5,926	71,112
*	Perma-Fix Environmental Services	15,435	114,219
*	Perma-Pipe International Holdings, Inc.	27,948	252,370
*	PGT Innovations, Inc.	188,188	2,916,914
*	PICO Holdings, Inc.	152,801	1,520,370
#	Pitney Bowes, Inc.	33,026	123,517
	Powell Industries, Inc.	153,666	6,341,796
	Preformed Line Products Co.	36,371	1,986,584
	Primoris Services Corp.	385,139	8,215,015
#	Quad/Graphics, Inc.	347,979	1,478,911
	Quanex Building Products Corp.	329,519	5,839,077
	Quanta Services, Inc.	1,431,027	56,024,707
*	Radiant Logistics, Inc.	375,203	1,812,230
*	RCM Technologies, Inc.	41,207	112,495
	Regal Beloit Corp.	344,444	27,025,076
*	Resideo Technologies, Inc.	278,537	2,835,507
	Resources Connection, Inc.	354,901	5,403,368
	REV Group, Inc.	80,928	809,280
*	Rexnord Corp.	273,444	8,927,947
	Rush Enterprises, Inc., Class A	180,514	7,762,102
	Rush Enterprises, Inc., Class B	26,884	1,192,574

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Ryder System, Inc.	538,529	$25,698,604
*	Saia, Inc.	196,242	17,092,678
	Schneider National, Inc., Class B	382,461	8,517,406
	Scorpio Bulkers, Inc.	559,949	2,055,013
*	Sensata Technologies Holding P.L.C.	94,906	4,486,207
*	SIFCO Industries, Inc.	16,504	74,103
	SkyWest, Inc.	481,351	26,556,135
#	Snap-on, Inc.	53,421	8,527,594
*	SP Plus Corp.	178,201	7,450,584
	Spartan Motors, Inc.	345,860	5,879,620
*	Spirit Airlines, Inc.	588,244	24,159,181
*	SPX FLOW, Inc.	162,393	7,103,070
	Standex International Corp.	23,467	1,715,203
	Steelcase, Inc., Class A	659,469	12,272,718
*	Sterling Construction Co., Inc.	239,923	3,160,986
#*	Sunrun, Inc.	206,769	3,521,276
#*	Team, Inc.	377,204	5,129,974
	Terex Corp.	402,136	10,194,148
*	Textainer Group Holdings, Ltd.	155,067	1,468,484
*	Thermon Group Holdings, Inc.	286,344	6,786,353
	Timken Co. (The)	369,647	19,417,557
	Titan International, Inc.	953,592	2,727,273
*	Titan Machinery, Inc.	264,193	3,225,797
#*	TPI Composites, Inc.	9,821	203,786
*	Transcat, Inc.	16,850	515,610
*	TriMas Corp.	92,319	2,652,325
#	Trinity Industries, Inc.	1,296,853	26,365,021
	Triton International, Ltd.	622,903	23,390,008
	Triumph Group, Inc.	44,590	910,974
*	TrueBlue, Inc.	396,590	8,689,287
#*	Tutor Perini Corp.	456,009	5,134,661
*	Twin Disc, Inc.	60,000	585,000
#*	U.S. Xpress Enterprises, Inc., Class A	7,624	41,627
#*	Ultralife Corp.	140,669	977,650
	UniFirst Corp.	60,810	12,400,983
#*	Univar Solutions, Inc.	227,883	4,910,879
	Universal Forest Products, Inc.	512,199	24,534,332
	Universal Logistics Holdings, Inc.	9,451	159,722
#*	USA Truck, Inc.	114,339	650,589
	Valmont Industries, Inc.	26,063	3,702,510
*	Vectrus, Inc.	138,965	7,747,299
#*	Veritiv Corp.	222,543	3,133,405
	Viad Corp.	157,968	10,267,920
	Virco Manufacturing Corp.	19,199	77,372
*	Volt Information Sciences, Inc.	38,633	97,355
	VSE Corp.	75,759	2,356,862
	Wabash National Corp.	753,570	8,741,412
	Watts Water Technologies, Inc., Class A	29,714	2,962,783
#	Werner Enterprises, Inc.	683,012	25,175,822
*	WESCO International, Inc.	512,846	24,826,875
#*	Willdan Group, Inc.	18,189	602,602
*	Willis Lease Finance Corp.	12,818	760,107
*	WillScot Corp.	51,501	970,794
#*	XPO Logistics, Inc.	363,799	32,349,007
TOTAL INDUSTRIALS			2,115,807,663
INFORMATION TECHNOLOGY — (11.0%)
*»	Actua Corp.	92,463	41,146
*	ADDvantage Technologies Group, Inc.	11,887	26,865

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	ADTRAN, Inc.	668,260	$6,047,753
*	Agilysys, Inc.	118,643	3,855,898
*	Alithya Group, Inc., Class A	57,456	166,048
	Alliance Data Systems Corp.	8,696	893,862
*	Alpha & Omega Semiconductor, Ltd.	208,091	2,536,629
*	Amkor Technology, Inc.	1,344,082	15,120,922
*	Amtech Systems, Inc.	63,653	326,540
*	Anixter International, Inc.	281,840	27,507,584
#*	Applied Optoelectronics, Inc.	77,600	876,880
*	Arlo Technologies, Inc.	773,769	3,303,994
*	Arrow Electronics, Inc.	889,998	67,586,448
	AstroNova, Inc.	50,349	626,342
#*	Asure Software, Inc.	34,796	293,330
#*	Avaya Holdings Corp.	102,282	1,306,141
*	Aviat Networks, Inc.	20,319	275,119
	Avnet, Inc.	1,079,631	39,395,735
	AVX Corp.	799,635	16,208,601
*	Aware, Inc.	131,691	474,088
*	Axcelis Technologies, Inc.	298,367	7,205,563
*	AXT, Inc.	417,290	1,627,431
#	Bel Fuse, Inc., Class A	3,065	43,523
	Bel Fuse, Inc., Class B	91,055	1,577,073
	Belden, Inc.	199,666	9,837,544
	Benchmark Electronics, Inc.	322,317	9,920,917
*	BK Technologies Corp.	8,250	23,513
	Brooks Automation, Inc.	390,644	14,875,724
*	BSQUARE Corp.	20,265	29,587
*	CACI International, Inc., Class A	135,353	36,198,806
*	CalAmp Corp.	199,471	1,918,911
*	Calix, Inc.	431,571	3,953,190
*	CCUR Holdings, Inc.	43,478	191,303
*	CEVA, Inc.	28,176	770,614
*	Cirrus Logic, Inc.	223,926	17,199,756
*	Clearfield, Inc.	46,263	588,465
#*	ClearOne, Inc.	400	736
#	Cohu, Inc.	448,822	10,040,148
#*	CommScope Holding Co., Inc.	366,020	4,459,954
	Communications Systems, Inc.	45,435	279,425
*	Computer Task Group, Inc.	134,082	799,129
	Comtech Telecommunications Corp.	224,833	6,499,922
*	Conduent, Inc.	886,188	3,792,885
	CSP, Inc.	5,024	70,587
	CTS Corp.	192,016	5,627,989
*	CyberOptics Corp.	77,004	1,730,280
	Daktronics, Inc.	467,603	2,758,858
*	Data I/O Corp.	88,301	358,502
#*	Diebold Nixdorf, Inc.	19,507	224,526
*	Digi International, Inc.	193,642	3,058,575
*	Diodes, Inc.	430,279	22,219,608
*	DSP Group, Inc.	127,305	1,840,830
	DXC Technology Co.	121,399	3,870,200
#	Ebix, Inc.	6,100	210,023
*	EchoStar Corp., Class A	424,616	16,944,301
*	EMCORE Corp.	218,211	735,371
*	ePlus, Inc.	92,204	7,350,503
*	Fabrinet	450,219	28,381,806
#*	FARO Technologies, Inc.	132,334	6,836,374
#*	Finjan Holdings, Inc.	89,027	169,151
#*	First Solar, Inc.	330,086	16,365,664

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Fitbit, Inc., Class A	297,411	$1,939,120
*	Flex, Ltd.	1,890,014	24,853,684
*	FormFactor, Inc.	545,274	13,800,885
*	Frequency Electronics, Inc.	38,791	358,817
*	GSE Systems, Inc.	70,034	101,549
*	GSI Technology, Inc.	128,546	1,042,508
#*	Harmonic, Inc.	944,723	6,646,126
*	Ichor Holdings, Ltd.	284,024	9,483,561
*	IEC Electronics Corp.	12,532	100,883
#*	II-VI, Inc.	266,611	8,971,460
#*	Infinera Corp.	2,135,934	15,741,834
*	Insight Enterprises, Inc.	228,044	15,021,258
	InterDigital, Inc.	84,811	4,685,808
*	inTEST Corp.	160,960	870,794
*	Intevac, Inc.	45,592	273,552
	Jabil, Inc.	1,216,481	47,308,946
	KBR, Inc.	1,029,324	27,997,613
	KEMET Corp.	176,657	4,600,148
*	Key Tronic Corp.	63,990	371,142
*	Kimball Electronics, Inc.	168,709	2,729,712
*	Knowles Corp.	681,359	13,443,213
	Kulicke & Soffa Industries, Inc.	462,183	11,965,918
*	KVH Industries, Inc.	130,284	1,340,622
#*	Lantronix, Inc.	26,939	102,907
*	Limelight Networks, Inc.	207,765	1,036,747
*	LiveRamp Holdings, Inc.	83,341	3,353,642
	LogMeIn, Inc.	159,140	13,681,266
*	Luna Innovations, Inc.	61,189	501,138
#*	MACOM Technology Solutions Holdings, Inc.	21,501	611,058
	ManTech International Corp., Class A	222,993	17,901,878
	Methode Electronics, Inc.	275,218	9,013,389
	MKS Instruments, Inc.	208,819	21,888,408
	MTS Systems Corp.	58,994	2,990,406
*	NeoPhotonics Corp.	432,252	3,298,083
*	NETGEAR, Inc.	356,046	9,157,503
*	Netscout Systems, Inc.	673,071	17,304,655
*	NetSol Technologies, Inc.	2,106	8,740
	Network-1 Technologies, Inc.	99,089	246,732
*	ON Semiconductor Corp.	1,152,248	26,674,541
*	OneSpan, Inc.	171,485	2,850,081
*	Onto Innovation Inc.	436,916	16,576,593
*	Optical Cable Corp.	55,866	189,944
#*	OSI Systems, Inc.	137,687	11,915,433
	PC Connection, Inc.	136,725	6,814,374
	PC-Tel, Inc.	41,748	336,071
#*	PDF Solutions, Inc.	109,418	1,724,428
*	Perceptron, Inc.	48,702	297,569
#*	Perficient, Inc.	333,102	16,555,169
	Perspecta, Inc.	257,524	7,228,699
*	Photronics, Inc.	691,569	8,838,252
#	Plantronics, Inc.	21,976	631,151
*	Plexus Corp.	307,603	21,876,725
*	PRGX Global, Inc.	34,537	136,767
*	Qualstar Corp.	2,764	15,257
*	Qumu Corp.	8,165	19,678
*	Rambus, Inc.	812,554	12,895,232
*	RealNetworks, Inc.	44,435	58,654
	RF Industries, Ltd.	61,255	366,917
*	Ribbon Communications, Inc.	396,281	1,117,512

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Richardson Electronics, Ltd.	74,071	$390,354
*	Rogers Corp.	145,107	17,086,349
*	Rubicon Technology, Inc.	262	2,405
*	Sanmina Corp.	579,095	18,438,385
	Sapiens International Corp. NV	6,660	169,364
*	ScanSource, Inc.	195,666	6,826,787
*	Seachange International, Inc.	85,038	377,569
#*	SecureWorks Corp., Class A	2,184	34,354
*	Sigmatron International, Inc.	2,700	10,800
*	SMART Global Holdings, Inc.	8,425	254,098
#*	SMTC Corp.	14,147	52,698
*	Steel Connect, Inc.	7,832	10,965
#*	Stratasys, Ltd.	309,319	5,561,556
*	Super Micro Computer, Inc.	387,192	10,825,888
*	Sykes Enterprises, Inc.	424,128	14,246,460
#*	Synaptics, Inc.	271,012	18,073,790
	SYNNEX Corp.	365,094	50,295,349
*	Tech Data Corp.	455,346	65,542,503
	TESSCO Technologies, Inc.	58,280	361,336
	TiVo Corp.	1,002,844	7,300,704
*	Trio-Tech International	3,288	15,059
#*	TTM Technologies, Inc.	880,589	12,671,676
#*	Ultra Clean Holdings, Inc.	599,357	13,791,205
*	Veeco Instruments, Inc.	468,640	5,975,160
*	Verint Systems, Inc.	57,067	3,309,886
	Vishay Intertechnology, Inc.	1,018,098	20,657,208
*	Vishay Precision Group, Inc.	97,344	3,362,262
	Wayside Technology Group, Inc.	18,888	303,152
*	Wireless Telecom Group, Inc.	23,991	31,428
*	Xerox Holdings Corp.	1,083,724	38,548,063
	Xperi Corp.	370,932	5,968,296
TOTAL INFORMATION TECHNOLOGY			1,209,817,053
MATERIALS — (6.3%)
*	AdvanSix, Inc.	113,737	2,129,157
#*	AgroFresh Solutions, Inc.	179,478	419,978
#	Albemarle Corp.	5,085	408,224
*	Alcoa Corp.	1,585,453	22,117,069
#*	Allegheny Technologies, Inc.	650,753	11,225,489
#	American Vanguard Corp.	288,759	5,394,018
*	Ampco-Pittsburgh Corp.	2,668	7,737
	Ashland Global Holdings, Inc.	279,655	20,688,877
	Boise Cascade Co.	329,223	11,917,873
	Cabot Corp.	155,509	6,197,034
	Carpenter Technology Corp.	439,251	17,455,835
*	Century Aluminum Co.	1,147,986	6,072,846
	CF Industries Holdings, Inc.	93,984	3,785,675
	Chemours Co. (The)	79,254	1,099,253
#*	Clearwater Paper Corp.	96,816	2,730,211
*	Coeur Mining, Inc.	1,984,963	11,969,327
	Commercial Metals Co.	1,102,946	22,665,540
*	Core Molding Technologies, Inc.	41,394	130,805
	Domtar Corp.	526,236	18,323,537
*	Element Solutions, Inc.	1,749,968	20,474,626
*	Ferro Corp.	62,927	860,841
*	Ferroglobe P.L.C.	1,024,995	873,603
	Flexible Solutions International, Inc.	23,298	51,256
#*	Flotek Industries, Inc.	236,703	402,395
	Friedman Industries, Inc.	61,222	359,349

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	FutureFuel Corp.	314,133	$3,442,898
*	GCP Applied Technologies, Inc.	53,344	1,185,304
#	Gold Resource Corp.	216,708	1,191,894
	Graphic Packaging Holding Co.	1,155,179	18,055,448
	Greif, Inc., Class A	195,729	7,911,366
	Greif, Inc., Class B	28,375	1,344,975
	Hawkins, Inc.	74,834	3,126,564
	Haynes International, Inc.	182,219	4,885,291
#	HB Fuller Co.	430,813	19,907,869
#	Hecla Mining Co.	4,630,597	14,030,709
	Huntsman Corp.	1,399,542	28,774,583
	Innophos Holdings, Inc.	155,486	4,969,333
	Innospec, Inc.	254,442	25,629,943
*	Intrepid Potash, Inc.	1,074,853	2,558,150
	Kaiser Aluminum Corp.	90,908	9,104,436
*	Kraton Corp.	310,721	5,111,360
#	Kronos Worldwide, Inc.	145,129	1,573,198
#*	Livent Corp.	297,236	2,796,991
	Louisiana-Pacific Corp.	707,025	21,691,527
#*	LSB Industries, Inc.	138,364	417,859
	Materion Corp.	158,011	8,579,997
#*	McEwen Mining, Inc.	61,134	70,304
	Mercer International, Inc.	534,359	5,883,293
	Minerals Technologies, Inc.	275,159	14,894,357
	Mosaic Co. (The)	1,721,201	34,148,628
	Neenah, Inc.	15,795	1,052,579
#	Nexa Resources SA	54,522	432,359
	Northern Technologies International Corp.	27,508	390,614
	O-I Glass, Inc.	97,361	1,228,696
	Olin Corp.	1,192,728	17,735,865
	Olympic Steel, Inc.	99,247	1,458,931
	PH Glatfelter Co.	337,158	5,630,539
	PolyOne Corp.	7,600	252,168
*	PQ Group Holdings, Inc.	100,230	1,534,521
#*	Ramaco Resources, Inc.	1,595	4,897
	Rayonier Advanced Materials, Inc.	756,752	2,330,796
	Reliance Steel & Aluminum Co.	626,297	71,898,896
*	Resolute Forest Products, Inc.	712,562	2,486,841
*	Ryerson Holding Corp.	5,590	57,297
	Schnitzer Steel Industries, Inc., Class A	294,322	4,732,698
#	Schweitzer-Mauduit International, Inc.	249,685	8,746,466
	Sensient Technologies Corp.	15,078	900,910
	Sonoco Products Co.	173,447	9,910,762
	Steel Dynamics, Inc.	849,402	25,380,132
	Stepan Co.	173,273	17,093,381
#*	Summit Materials, Inc., Class A	800,077	17,577,692
	SunCoke Energy, Inc.	750,055	4,410,323
*	Synalloy Corp.	48,132	617,534
#*	TimkenSteel Corp.	712,867	4,548,091
*	Trecora Resources	159,951	1,082,868
	Tredegar Corp.	147,263	2,996,802
	Trinseo SA	194,330	5,581,158
*	Tronox Holdings P.L.C., Class A	272,509	2,305,426
*	UFP Technologies, Inc.	18,351	855,707
	United States Lime & Minerals, Inc.	32,961	2,958,250
#	United States Steel Corp.	1,731,243	15,702,374
#*	Universal Stainless & Alloy Products, Inc.	81,001	1,073,263
#*	US Concrete, Inc.	142,584	5,074,565
*	Venator Materials P.L.C	219,676	601,912

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Verso Corp., Class A	364,388	$6,139,938
#	Warrior Met Coal, Inc.	86,864	1,638,255
	Westlake Chemical Corp.	224,844	13,760,453
	Worthington Industries, Inc.	202,214	7,437,431
TOTAL MATERIALS			696,668,222
REAL ESTATE — (0.2%)
	Consolidated-Tomoka Land Co.	39,346	2,496,897
#*	Forestar Group, Inc.	45,899	930,373
*	FRP Holdings, Inc.	37,255	1,763,652
	Griffin Industrial Realty, Inc.	12,367	500,864
*	Marcus & Millichap, Inc.	17,611	623,429
*	Rafael Holdings, Inc., Class B	125,235	2,534,757
	RE/MAX Holdings, Inc., Class A	129,694	4,964,686
#	Realogy Holdings Corp.	524,058	5,549,774
#*	St Joe Co. (The)	18,123	380,764
#*	Stratus Properties, Inc.	4,540	135,065
*	Tejon Ranch Co.	267,819	4,311,886
#*	Trinity Place Holdings, Inc.	27,774	91,654
TOTAL REAL ESTATE			24,283,801
UTILITIES — (0.2%)
*	AquaVenture Holdings, Ltd.	66,286	1,789,722
#	Genie Energy, Ltd., Class B	145,901	1,054,864
#	Ormat Technologies, Inc.	202,325	16,036,280
	TerraForm Power, Inc., Class A	168,425	3,046,808
TOTAL UTILITIES			21,927,674
TOTAL COMMON STOCKS			10,485,944,916
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	22,908	624,243
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrant 08/02/2023	366,740	0
TOTAL INVESTMENT SECURITIES (Cost $9,414,268,463)			10,486,569,159

TEMPORARY CASH INVESTMENTS — (1.2%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	128,966,225	128,966,225
SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	35,453,311	410,265,719
TOTAL INVESTMENTS — (100.0%)
(Cost $9,953,403,410)^^			$11,025,801,103

U.S. Targeted Value Portfolio
CONTINUED
As of January 31, 2020, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	620	03/20/20	$98,625,453	$99,944,000	$1,318,547
Total Futures Contracts			$98,625,453	$99,944,000	$1,318,547
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$319,467,450	—	—	$319,467,450
Consumer Discretionary	1,485,747,209	$61,811	—	1,485,809,020
Consumer Staples	423,235,272	—	—	423,235,272
Energy	762,291,869	—	—	762,291,869
Financials	2,890,798,193	203,490	—	2,891,001,683
Health Care	534,894,631	740,578	—	535,635,209
Industrials	2,115,807,663	—	—	2,115,807,663
Information Technology	1,209,775,907	41,146	—	1,209,817,053
Materials	696,668,222	—	—	696,668,222
Real Estate	24,283,801	—	—	24,283,801
Utilities	21,927,674	—	—	21,927,674
Preferred Stocks
Communication Services	624,243	—	—	624,243
Temporary Cash Investments	128,966,225	—	—	128,966,225
Securities Lending Collateral	—	410,265,719	—	410,265,719
Futures Contracts**	1,318,547	—	—	1,318,547
TOTAL	$10,615,806,906	$411,312,744	—	$11,027,119,650
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.1%)
COMMUNICATION SERVICES — (3.1%)
	A.H. Belo Corp., Class A	142,107	$414,953
*	Alaska Communications Systems Group, Inc.	6,708	13,684
#	AMC Entertainment Holdings, Inc., Class A	1,039,277	6,776,086
	ATN International, Inc.	428,826	24,816,161
*	Ballantyne Strong, Inc.	246,545	851,813
	Beasley Broadcast Group, Inc., Class A	148,470	560,474
#*	Cars.com, Inc.	1,268,769	14,806,534
#	Consolidated Communications Holdings, Inc.	1,574,369	7,604,202
*	Cumulus Media, Inc., Class A	39,102	547,428
*	DHI Group, Inc.	434,916	1,217,765
	Emerald Expositions Events, Inc.	379,421	3,957,361
*	Emmis Communications Corp., Class A	19,841	74,999
	Entravision Communications Corp., Class A	865,442	1,921,281
#	EW Scripps Co. (The), Class A	1,724,531	20,935,806
#*	Fluent, Inc.	34,982	94,801
#	Gannett Co., Inc.	2,901,069	17,725,532
*	Gray Television, Inc.	2,297,685	46,597,052
*	Gray Television, Inc., Class A	19,881	382,709
*	Harte-Hanks, Inc.	38,148	136,188
#*	IMAX Corp.	22,707	375,574
#*	Iridium Communications, Inc.	2,217,898	56,667,294
*	Liberty Latin America, Ltd., Class A	607,278	10,129,397
#*	Liberty Latin America, Ltd., Class C	1,191,527	20,077,230
*	Liberty TripAdvisor Holdings, Inc., Class A	24,300	143,127
#*	Lions Gate Entertainment Corp., Class A	995,661	9,886,914
#*	Lions Gate Entertainment Corp., Class B	851,579	7,945,232
	Marcus Corp. (The)	509,156	14,841,897
#*	Meet Group, Inc. (The)	778,999	4,152,065
#	Meredith Corp.	415,057	12,472,463
#	Nexstar Media Group, Inc., Class A	42,536	5,153,236
*	ORBCOMM, Inc.	225,324	808,913
#*	Reading International, Inc., Class A	97,423	993,715
	Saga Communications, Inc., Class A	161,777	4,905,079
#	Salem Media Group, Inc.	212,213	292,854
#	Scholastic Corp.	1,248,282	41,130,892
#	Sinclair Broadcast Group, Inc., Class A	59,528	1,781,078
	Spok Holdings, Inc.	410,555	4,360,094
	Telephone & Data Systems, Inc.	3,304,152	74,938,167
	Townsquare Media, Inc., Class A	7,408	71,487
	Tribune Publishing Co.	194,810	2,446,814
#*	United States Cellular Corp.	664,062	21,263,265
#*	Urban One, Inc.	5,097	9,582
TOTAL COMMUNICATION SERVICES			444,281,198
CONSUMER DISCRETIONARY — (13.0%)
	Aaron's, Inc.	1,431,356	84,965,292
#	Abercrombie & Fitch Co., Class A	1,294,712	21,181,488
	Acushnet Holdings Corp.	224,349	6,948,089
*	Adient P.L.C.	12,421	319,344
*	Adtalem Global Education, Inc.	1,812,633	62,553,965
#	AMCON Distributing Co.	3,858	300,133
#*	American Axle & Manufacturing Holdings, Inc.	2,213,905	20,456,482
#	American Eagle Outfitters, Inc.	871,160	12,544,704

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	American Outdoor Brands Corp.	1,315,164	$12,388,845
*	American Public Education, Inc.	393,278	9,371,815
#*	Ascena Retail Group, Inc.	81,506	358,626
#*	At Home Group, Inc.	658,657	3,727,999
*	AutoNation, Inc.	1,490,060	63,238,146
#*	Barnes & Noble Education, Inc.	1,186,034	4,079,957
	Bassett Furniture Industries, Inc.	205,931	2,518,536
	BBX Capital Corp.	1,054,477	4,091,371
#	Bed Bath & Beyond, Inc.	1,601,166	22,816,615
#	Big 5 Sporting Goods Corp.	2,295	8,560
#	Big Lots, Inc.	324,003	8,767,521
#*	Biglari Holdings, Inc., Class A	1,005	632,647
#*	Build-A-Bear Workshop, Inc.	242,930	1,015,447
#	Caleres, Inc.	901,962	15,829,433
#	Callaway Golf Co.	400,348	8,575,454
	Canterbury Park Holding Corp.	15,171	190,244
*	Capri Holdings, Ltd.	82,854	2,482,306
	Carriage Services, Inc.	247,194	5,851,082
#*	Carrols Restaurant Group, Inc.	199,624	906,293
#	Cato Corp. (The), Class A	632,906	10,151,812
*	Century Casinos, Inc.	107,623	896,500
#*	Century Communities, Inc.	1,034,633	30,697,561
#	Chico's FAS, Inc.	2,471,880	9,615,613
	Citi Trends, Inc.	300,995	7,010,174
#*	Conn's, Inc.	719,975	6,306,981
#*	Container Store Group, Inc. (The)	318,623	1,287,237
#	Cooper Tire & Rubber Co.	677,386	17,943,955
*	Cooper-Standard Holdings, Inc.	312,354	8,283,628
	Core-Mark Holding Co., Inc.	230,390	5,400,342
#	Crown Crafts, Inc.	135,852	862,660
	CSS Industries, Inc.	14,589	136,407
	Culp, Inc.	49,424	624,225
	Dana, Inc.	774,253	11,931,239
#*	Del Taco Restaurants, Inc.	352,781	2,659,969
#*	Delta Apparel, Inc.	193,192	4,845,255
#	Designer Brands, Inc., Class A	1,226,006	17,458,325
#	Dick's Sporting Goods, Inc.	384,129	16,990,026
#	Dillard's, Inc., Class A	441,605	26,814,256
*	Dixie Group, Inc. (The)	7,496	10,494
	Dover Motorsports, Inc.	312,235	568,268
#*	El Pollo Loco Holdings, Inc.	201,332	2,774,355
*	Emerson Radio Corp.	56,874	48,343
	Escalade, Inc.	40,097	352,854
#	Ethan Allen Interiors, Inc.	290,801	4,696,436
#*	Express, Inc.	1,060,409	4,252,240
	Extended Stay America, Inc.	265,043	3,424,356
#	Flanigan's Enterprises, Inc.	4,740	100,488
	Flexsteel Industries, Inc.	144,626	2,371,866
#	Foot Locker, Inc.	436,322	16,567,146
#*	Fossil Group, Inc.	1,141,178	7,680,128
*	Full House Resorts, Inc.	115,822	375,263
#	GameStop Corp., Class A	1,135,647	4,360,884
#*	Genesco, Inc.	150,962	5,935,826
#*	G-III Apparel Group, Ltd.	1,315,254	35,788,061
	Goodyear Tire & Rubber Co. (The)	3,410,690	44,782,360
	Graham Holdings Co., Class B	128,210	70,415,496
*	Green Brick Partners, Inc.	582,628	6,752,658
#	Group 1 Automotive, Inc.	482,077	48,578,899
#	Guess?, Inc.	1,421,550	30,264,799

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Habit Restaurants, Inc. (The), Class A	25,311	$352,076
#	Haverty Furniture Cos., Inc.	529,890	10,666,686
#	Haverty Furniture Cos., Inc., Class A	5,701	114,790
#*	Hibbett Sports, Inc.	142,846	3,539,724
#	Hooker Furniture Corp.	287,188	7,076,312
*	Houghton Mifflin Harcourt Co.	1,381,019	7,623,225
*	Hudson, Ltd., Class A	1,300	14,261
#	International Game Technology P.L.C.	39,828	537,280
*	J Alexander's Holdings, Inc.	250,867	2,403,306
#	J. Jill, Inc.	317,448	377,763
#*	JC Penney Co., Inc.	1,878,275	1,399,315
	Johnson Outdoors, Inc., Class A	144,901	11,389,219
*	K12, Inc.	933,216	15,062,106
	KB Home	378,883	14,227,057
#*	Kirkland's, Inc.	95,975	110,371
#*	Lakeland Industries, Inc.	145,170	2,023,670
#*	Lands' End, Inc.	97,536	1,136,294
*	Laureate Education, Inc., Class A	949,233	19,782,016
	La-Z-Boy, Inc.	12,551	384,563
#*	Libbey, Inc.	60,498	80,462
#	Lifetime Brands, Inc.	456,256	3,088,853
#	Lithia Motors, Inc., Class A	150,703	20,441,355
*	Luby's, Inc.	7,004	16,950
*	M/I Homes, Inc.	692,910	30,758,275
*	MarineMax, Inc.	540,673	10,775,613
	Marriott Vacations Worldwide Corp.	280,879	33,772,891
	MDC Holdings, Inc.	2,000,564	84,303,767
»	Media General, Inc.	564,216	53,318
*	Meritage Homes Corp.	1,426,415	101,218,408
*	Modine Manufacturing Co.	1,521,263	10,694,479
#*	Motorcar Parts of America, Inc.	348,183	6,914,914
#	Movado Group, Inc.	487,354	8,392,236
*	Nautilus, Inc.	171,784	546,273
*	New Home Co., Inc. (The)	207,484	1,083,066
#	Nobility Homes, Inc.	1,505	35,819
	Office Depot, Inc.	20,634,422	45,808,417
	P&F Industries, Inc., Class A	17,337	121,359
#*	Party City Holdco, Inc.	1,035,309	2,981,690
#	Penske Automotive Group, Inc.	987,548	46,385,130
#*	Pier 1 Imports, Inc.	439	1,378
#*	Playa Hotels & Resorts NV	866,896	6,085,610
#*	Potbelly Corp.	241,973	1,042,904
*	QEP Co., Inc.	39,149	648,895
*	Qurate Retail, Inc.	2,094,617	17,867,083
#	RCI Hospitality Holdings, Inc.	91,528	1,622,791
#*	Red Lion Hotels Corp.	648,565	1,790,039
#*	Red Robin Gourmet Burgers, Inc.	76,915	2,528,196
#*	Regis Corp.	464,884	7,215,000
	Rocky Brands, Inc.	206,573	5,606,391
*	Select Interior Concepts, Inc., Class A	14,994	123,850
*	Shiloh Industries, Inc.	428,562	1,452,825
#	Shoe Carnival, Inc.	342,529	12,283,090
#	Signet Jewelers, Ltd.	261,409	6,354,853
#	Sonic Automotive, Inc., Class A	301,203	9,527,051
#*	Stamps.com, Inc.	69,893	5,206,330
	Standard Motor Products, Inc.	120,476	5,852,724
	Strattec Security Corp.	93,659	2,060,030
	Superior Group of Cos, Inc.	230,000	2,651,900
	Superior Industries International, Inc.	335,939	1,075,005

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Taylor Morrison Home Corp.	3,969,962	$102,742,617
#	Tenneco, Inc., Class A	200,825	1,901,813
#	Thor Industries, Inc.	222,056	17,879,949
	Tilly's, Inc., Class A	492,744	4,188,324
*	TopBuild Corp.	602,044	68,940,058
#*	TravelCenters of America, Inc.	116,927	1,969,051
*	TRI Pointe Group, Inc.	4,629,137	75,269,768
#*	Tuesday Morning Corp.	553,538	708,529
*	Unifi, Inc.	355,007	7,639,751
*	Universal Electronics, Inc.	127,684	6,324,189
#*	Urban Outfitters, Inc.	1,011,606	25,897,114
*	Vera Bradley, Inc.	975,024	9,340,730
*	Vista Outdoor, Inc.	827,266	6,146,586
*	VOXX International Corp.	175,880	756,284
	Weyco Group, Inc.	93,831	2,125,272
#*	William Lyon Homes, Class A	1,038,430	24,081,192
#	Winnebago Industries, Inc.	173,758	9,514,988
#*	ZAGG, Inc.	346,776	2,621,627
*	Zovio, Inc.	332,051	527,961
*	Zumiez, Inc.	692,584	21,587,843
TOTAL CONSUMER DISCRETIONARY			1,832,990,679
CONSUMER STAPLES — (3.7%)
	Andersons, Inc. (The)	705,317	15,954,270
*	Bridgford Foods Corp.	25,112	478,635
#*	Central Garden & Pet Co.	167,841	5,406,159
*	Central Garden & Pet Co., Class A	672,418	20,145,643
#*	Coffee Holding Co., Inc.	16,893	68,585
*	Darling Ingredients, Inc.	4,911,985	133,262,153
#*	Dean Foods Co.	1,576,349	471,328
*	Edgewell Personal Care Co.	345,093	8,910,301
#*	Farmer Brothers Co.	16,811	201,396
#	Fresh Del Monte Produce, Inc.	1,770,979	55,573,321
#*	Hostess Brands, Inc.	2,748,504	36,884,924
#	Ingles Markets, Inc., Class A	302,394	12,606,806
#*	Landec Corp.	766,882	8,589,078
	Mannatech, Inc.	15,194	241,433
*	Natural Alternatives International, Inc.	175,612	1,436,506
#	Natural Grocers by Vitamin Cottage, Inc.	284,997	2,579,223
*	Nature's Sunshine Products, Inc.	2,660	25,430
	Oil-Dri Corp. of America	81,602	2,888,711
#*	Pyxus International, Inc.	32,009	219,262
	Sanderson Farms, Inc.	20,256	2,789,049
#	Seaboard Corp.	16,696	64,373,264
*	Seneca Foods Corp., Class A	195,294	7,723,878
*	Seneca Foods Corp., Class B	24,020	934,498
	SpartanNash Co.	900,723	10,970,806
	Spectrum Brands Holdings, Inc.	499,408	30,668,645
#*	TreeHouse Foods, Inc.	564,258	25,165,907
#*	United Natural Foods, Inc.	439,673	3,165,646
#	Universal Corp.	809,152	43,006,429
#	Village Super Market, Inc., Class A	232,585	5,177,342
#	Weis Markets, Inc.	686,829	25,199,756
TOTAL CONSUMER STAPLES			525,118,384
ENERGY — (7.3%)
	Adams Resources & Energy, Inc.	114,568	4,051,124
	Amplify Energy Corp.	98,095	528,732

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Antero Resources Corp.	4,595,528	$8,501,727
#*	Apergy Corp.	191,016	4,939,674
#	Arch Coal, Inc., Class A	94,716	4,880,715
	Archrock, Inc.	3,634,634	30,349,194
*	Ardmore Shipping Corp.	657,694	4,044,818
#*	Basic Energy Services, Inc.	214,698	52,429
#	Berry Petroleum Corp.	337,097	2,309,114
#*	Bonanza Creek Energy, Inc.	542,467	9,867,475
#*	Callon Petroleum Co.	5,135,436	15,406,308
#*	Centennial Resource Development, Inc., Class A	3,874,469	12,630,769
	Cimarex Energy Co.	299,612	13,149,971
*	Clean Energy Fuels Corp.	1,899,742	4,369,407
#*	CNX Resources Corp.	4,623,472	33,427,703
#*	CONSOL Energy, Inc.	372,928	3,031,905
#*	Dawson Geophysical Co.	182,165	437,196
#	Delek US Holdings, Inc.	1,412,142	38,777,419
#*	Denbury Resources, Inc.	2,037,346	2,006,786
#	DHT Holdings, Inc.	2,017,975	11,361,199
#*	Diamond Offshore Drilling, Inc.	1,652,017	7,648,839
*	Dorian LPG, Ltd.	1,301,914	17,081,112
#*	Dril-Quip, Inc.	338,911	13,861,460
#*	Earthstone Energy, Inc., Class A	285,799	1,428,995
#	EnLink Midstream LLC	1,404,114	7,062,693
#	EQT Corp.	1,310,558	7,928,876
*	Era Group, Inc.	323,537	3,215,958
*	Exterran Corp.	1,120,790	6,052,266
#*	Extraction Oil & Gas, Inc.	3,519,611	4,997,848
*	Frank's International NV	182,410	638,435
#	GasLog, Ltd.	867,250	5,619,780
*	Geospace Technologies Corp.	10,672	143,112
#	Green Plains, Inc.	1,076,042	13,418,244
*	Gulf Island Fabrication, Inc.	30,169	153,862
#*	Gulfport Energy Corp.	2,136,709	3,311,899
	Hallador Energy Co.	314,880	522,701
#*	Helix Energy Solutions Group, Inc.	3,210,845	26,778,447
	Helmerich & Payne, Inc.	508,244	20,609,294
#*	HighPoint Resources Corp.	3,942,183	4,572,932
#*	Independence Contract Drilling, Inc.	609,600	428,183
*	International Seaways, Inc.	224,633	5,000,331
#*	KLX Energy Services Holdings, Inc.	248,665	1,004,607
#*	Laredo Petroleum, Inc.	3,100,546	5,332,939
	Liberty Oilfield Services, Inc., Class A	22,439	190,283
#*	Lonestar Resources US, Inc., Class A	276,206	502,695
#	Mammoth Energy Services, Inc.	132,420	188,036
#*	Matador Resources Co.	2,270,580	33,309,409
*	Matrix Service Co.	354,250	7,127,510
*	Mitcham Industries, Inc.	96,141	273,040
#*	Montage Resources Corp.	70,225	256,321
#	Murphy Oil Corp.	1,759,952	36,888,594
#	Nabors Industries, Ltd.	6,967,405	14,422,528
	NACCO Industries, Inc., Class A	147,908	6,972,383
*	Natural Gas Services Group, Inc.	373,185	3,925,906
#*	NCS Multistage Holdings, Inc.	172,747	264,303
#*	Newpark Resources, Inc.	1,255,696	6,278,480
*	NexTier Oilfield Solutions, Inc.	1,675,154	8,627,043
#*	Nine Energy Service, Inc.	51,335	248,461
#*	Noble Corp. P.L.C.	1,055,963	853,007
#*	Northern Oil and Gas, Inc.	196,028	325,406
#*	Oasis Petroleum, Inc.	6,516,292	14,661,657

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Oceaneering International, Inc.	1,693,348	$21,014,449
*	Oil States International, Inc.	1,061,129	11,438,971
*	Overseas Shipholding Group, Inc., Class A	1,465,654	2,608,864
	Panhandle Oil and Gas, Inc., Class A	6,832	49,395
*	Par Pacific Holdings, Inc.	241,140	4,851,737
#	Patterson-UTI Energy, Inc.	5,019,993	39,858,753
	PBF Energy, Inc., Class A	2,655,900	72,506,070
#*	PDC Energy, Inc.	2,797,514	60,398,327
#	Peabody Energy Corp.	1,746,589	11,806,942
*	Penn Virginia Corp.	117,993	2,521,510
*	ProPetro Holding Corp.	693,191	6,751,680
#	QEP Resources, Inc.	7,920,211	25,107,069
#	Range Resources Corp.	3,571,088	10,713,264
#*	Renewable Energy Group, Inc.	380,540	10,000,591
*	REX American Resources Corp.	177,179	13,350,438
#*	Ring Energy, Inc.	1,242,804	2,684,457
#	RPC, Inc.	386,851	1,752,435
*	SandRidge Energy, Inc.	443,399	1,130,667
#	Scorpio Tankers, Inc.	442,558	10,329,304
*	SEACOR Holdings, Inc.	526,527	19,792,150
*	SEACOR Marine Holdings, Inc.	248,745	2,596,898
#*	Select Energy Services, Inc., Class A	873,570	6,080,047
#	SFL Corp., Ltd.	1,662,087	22,006,032
#*	SilverBow Resources, Inc.	82,798	440,485
#	SM Energy Co.	2,930,497	26,901,962
#*	Smart Sand, Inc.	3,525	7,156
#*	Southwestern Energy Co.	6,873,149	10,790,844
#*	Talos Energy, Inc.	326,631	7,166,284
#	Teekay Corp.	7,063	25,144
#*	Teekay Tankers, Ltd., Class A	91,981	1,498,370
*	TETRA Technologies, Inc.	1,272,539	1,946,985
#*	Unit Corp.	641,428	256,443
*	VAALCO Energy, Inc.	2,845	6,373
#	Valaris P.L.C.	968,634	4,949,720
#*	Whiting Petroleum Corp.	1,963,303	8,913,396
	World Fuel Services Corp.	2,377,661	93,014,098
*	WPX Energy, Inc.	1,855,745	22,176,153
TOTAL ENERGY			1,033,695,003
FINANCIALS — (27.4%)
	1st Constitution Bancorp	48,120	969,618
	1st Source Corp.	485,900	22,929,621
	Affiliated Managers Group, Inc.	32,138	2,566,219
#*	Allegiance Bancshares, Inc.	122,592	4,560,422
*	Ambac Financial Group, Inc.	708,075	15,174,047
	American Equity Investment Life Holding Co.	3,256,004	85,991,066
#	American National Insurance Co.	197,705	21,779,183
	American River Bankshares	146,710	2,122,894
	Ameris Bancorp	10,971	440,924
#	AmeriServ Financial, Inc.	328,767	1,347,945
	Argo Group International Holdings, Ltd.	955,066	62,652,330
	Associated Banc-Corp	4,494,706	89,579,491
	Assured Guaranty, Ltd.	511,947	23,467,650
*	Asta Funding, Inc.	27,927	286,810
	Atlantic American Corp.	238,675	527,472
	Atlantic Union Bankshares Corp.	1,434,896	48,341,646
#*	Atlanticus Holdings Corp.	154,213	2,152,813
#	Banc of California, Inc.	1,144,412	18,264,816
*	Bancorp, Inc. (The)	137,190	1,622,958

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BancorpSouth Bank	138,043	$3,943,888
	Bank of Commerce Holdings	129,598	1,386,699
	Bank OZK	2,119,553	57,609,451
	BankFinancial Corp.	437,283	5,452,919
	BankUnited, Inc.	1,121,244	37,001,052
	Bankwell Financial Group, Inc.	6,782	183,317
	Banner Corp.	564,512	29,100,594
	Bar Harbor Bankshares	105,939	2,330,658
#*	Baycom Corp.	29,174	655,248
	BCB Bancorp, Inc.	163,352	2,143,178
*	Berkshire Bancorp, Inc.	3,042	31,272
	Berkshire Hills Bancorp, Inc.	1,438,350	40,489,552
*	Blucora, Inc.	1,168,611	26,352,178
*	BNCCORP, Inc.	24,620	851,852
	Boston Private Financial Holdings, Inc.	422,399	4,815,349
	Bridge Bancorp, Inc.	1,728	52,445
*	Brighthouse Financial, Inc.	384,941	14,974,205
	Brookline Bancorp, Inc.	1,310,280	19,916,256
	Bryn Mawr Bank Corp.	17,464	655,249
	Byline Bancorp, Inc.	56,887	1,097,919
	C&F Financial Corp.	46,750	2,339,837
	Cadence BanCorp	1,824,934	28,523,718
	California First National Bancorp	97,889	1,639,641
	Camden National Corp.	4,674	220,893
*	Cannae Holdings, Inc.	656,874	26,708,497
#	Capital City Bank Group, Inc.	153,360	4,373,827
	Capitol Federal Financial, Inc.	2,155,627	28,411,164
	Capstar Financial Holdings, Inc.	9,885	147,978
#	Cathay General Bancorp	402,676	14,520,497
	CenterState Bank Corp.	230,166	5,192,545
	Central Valley Community Bancorp	118,203	2,221,034
	Century Bancorp, Inc., Class A	5,427	466,722
#	CIT Group, Inc.	597,633	27,317,804
#	Citizens Community Bancorp, Inc.	26,400	316,272
	Civista Bancshares, Inc.	29,300	644,893
	CNO Financial Group, Inc.	4,510,009	79,331,058
	Codorus Valley Bancorp, Inc.	68,100	1,484,580
	Community Trust Bancorp, Inc.	159,773	6,990,069
	Community West Bancshares	23,717	260,887
	ConnectOne Bancorp, Inc.	468,395	11,058,806
#*	Consumer Portfolio Services, Inc.	313,527	1,106,750
#*	Cowen, Inc., Class A	390,593	6,276,829
#*	Customers Bancorp, Inc.	812,255	17,366,012
	Dime Community Bancshares, Inc.	769,633	14,938,577
	Donegal Group, Inc., Class A	270,023	3,766,821
#	Donegal Group, Inc., Class B	54,141	653,482
	Eagle Bancorp, Inc.	86,104	3,762,745
	Employers Holdings, Inc.	613,261	26,155,582
#*	Encore Capital Group, Inc.	205,938	6,991,595
*	Enstar Group, Ltd.	76,897	15,017,215
#*	Equity Bancshares, Inc., Class A	127,621	3,427,900
	ESSA Bancorp, Inc.	182,988	3,101,647
#*	EZCORP, Inc., Class A	1,383,281	8,604,008
	FBL Financial Group, Inc., Class A	681,603	36,656,609
	Federal Agricultural Mortgage Corp., Class A	1,539	104,175
	Federal Agricultural Mortgage Corp., Class C	80,578	6,148,101
	FedNat Holding Co.	195,117	3,030,167
	Financial Institutions, Inc.	411,017	12,663,434
*	First Acceptance Corp.	588,764	406,247

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First BanCorp	6,692,486	$62,039,345
	First Bancshares, Inc.	17,709	282,990
	First Bank	72,733	778,243
	First Busey Corp.	277,646	7,079,973
	First Business Financial Services, Inc.	113,817	2,865,912
	First Choice Bancorp	1,095	26,652
	First Commonwealth Financial Corp.	1,779,365	24,057,015
	First Community Bancshares, Inc.	166,605	4,883,193
	First Defiance Financial Corp.	467,547	13,741,206
#	First Financial Bancorp	1,187,155	28,539,206
	First Financial Corp.	148,271	6,187,349
	First Financial Northwest, Inc.	279,201	4,084,711
	First Foundation, Inc.	225,994	3,728,901
	First Hawaiian, Inc.	4,481	130,218
	First Internet Bancorp	174,963	4,638,269
	First Interstate BancSystem, Inc., Class A	91,824	3,535,224
	First Merchants Corp.	209,650	8,333,587
	First Mid Bancshares, Inc.	8,917	292,032
#	First Midwest Bancorp, Inc.	2,158,599	43,042,464
	First Northwest Bancorp	108,715	1,716,610
	First United Corp.	94,730	2,264,994
	Flagstar Bancorp, Inc.	1,732,227	61,043,679
	Flushing Financial Corp.	614,536	12,210,830
	FNB Corp.	5,503,047	64,220,558
#	Franklin Financial Network, Inc.	72,534	2,674,329
#	Fulton Financial Corp.	4,761,290	78,418,446
#	GAIN Capital Holdings, Inc.	346,743	1,355,765
*	Genworth Financial, Inc., Class A	4,508,469	18,484,723
	Global Indemnity, Ltd.	253,436	7,990,837
	Great Southern Bancorp, Inc.	18,382	1,046,120
#	Great Western Bancorp, Inc.	1,078,945	31,882,825
*	Green Dot Corp., Class A	12,109	364,239
	Guaranty Federal Bancshares, Inc.	32,452	770,735
*	Hallmark Financial Services, Inc.	488,385	8,400,222
	Hancock Whitney Corp.	1,230,443	48,897,805
	Hanmi Financial Corp.	483,144	8,126,482
	Harleysville Financial Corp.	2,578	69,580
#	Hawthorn Bancshares, Inc.	33,371	759,190
	Heartland Financial USA, Inc.	147,165	7,197,840
	Heritage Commerce Corp.	55,367	642,257
	Heritage Insurance Holdings, Inc.	348,294	4,200,426
	Hilltop Holdings, Inc.	1,307,737	29,607,166
*	HMN Financial, Inc.	96,961	2,027,454
	Home Bancorp, Inc.	41,744	1,484,417
	Home BancShares, Inc.	213,254	4,077,416
*	HomeStreet, Inc.	690,837	22,182,776
	HomeTrust Bancshares, Inc.	221,289	5,868,584
	Hope Bancorp, Inc.	3,079,100	42,814,885
	Horace Mann Educators Corp.	1,047,319	45,045,190
	Horizon Bancorp, Inc.	13,501	228,437
	IBERIABANK Corp.	1,058,302	76,949,138
	Independent Bank Group, Inc.	872,564	46,699,625
	International Bancshares Corp.	1,592,840	62,757,896
	Investors Bancorp, Inc.	3,630,187	43,870,810
	Investors Title Co.	23,301	3,676,898
	Janus Henderson Group P.L.C.	927,004	23,425,391
	Kearny Financial Corp.	2,541,330	31,385,425
	Kemper Corp.	1,030,837	76,714,890
	Lake Shore Bancorp, Inc.	697	10,629

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Lakeland Bancorp, Inc.	528,144	$8,577,059
#	Landmark Bancorp, Inc.	35,761	885,442
	LCNB Corp.	102,885	1,704,804
	Legg Mason, Inc.	678,198	26,551,452
	Level One Bancorp, Inc.	2,282	56,731
	Luther Burbank Corp.	71,313	735,237
	Mackinac Financial Corp.	138,994	2,101,589
*	Magyar Bancorp, Inc.	34,641	424,699
#*	Maiden Holdings, Ltd.	3,889	3,422
	Marlin Business Services Corp.	254,903	5,021,589
#*	MBIA, Inc.	1,891,634	17,138,204
*	Mediaco Holding, Inc., Class A	2,509	18,190
	Mercantile Bank Corp.	344,941	11,303,717
	Merchants Bancorp	17,266	339,795
	Meridian Bancorp, Inc.	269,861	4,854,799
#	Meta Financial Group, Inc.	147,822	5,501,935
*	Metropolitan Bank Holding Corp.	1,263	62,076
	Middlefield Banc Corp.	16,816	423,091
	Midland States Bancorp, Inc.	252,284	6,665,343
	MidWestOne Financial Group, Inc.	114,705	3,709,560
#*	Mr Cooper Group, Inc.	705,925	8,739,351
#	MSB Financial Corp.	2,918	50,598
	MutualFirst Financial, Inc.	96,698	3,600,067
	MVB Financial Corp.	2,827	56,483
	National Bank Holdings Corp., Class A	244,221	7,961,605
	National General Holdings Corp.	47,052	1,024,322
#	National Security Group, Inc. (The)	11,290	166,471
	National Western Life Group, Inc., Class A	86,984	23,137,744
	Navient Corp.	4,735,594	68,097,842
	Nelnet, Inc., Class A	929,346	53,214,352
»	NewStar Financial, Inc.	709,259	468,456
*	Nicholas Financial, Inc.	189,179	1,566,402
*	Northeast Bank	106,212	2,131,675
	Northfield Bancorp, Inc.	948,184	15,066,644
	Northrim BanCorp, Inc.	177,426	6,676,540
#	Northwest Bancshares, Inc.	1,848,850	29,073,166
	OceanFirst Financial Corp.	810,241	18,846,206
	OFG Bancorp	1,301,475	25,652,072
#	Old National Bancorp	4,796,892	85,912,336
#*	On Deck Capital, Inc.	674,431	2,751,678
	OneMain Holdings, Inc.	951,706	40,323,783
	Oppenheimer Holdings, Inc., Class A	147,693	4,068,942
#	Opus Bank	1,037,782	27,641,324
#	Orrstown Financial Services, Inc.	30,980	638,498
	Pacific Premier Bancorp, Inc.	943,584	28,118,803
	PacWest Bancorp	345,479	12,109,039
#	Patriot National Bancorp, Inc.	7,682	102,171
	PB Bancorp, Inc.	3,118	47,238
#	Peapack Gladstone Financial Corp.	237,964	6,955,688
	Penns Woods Bancorp, Inc.	21,443	676,527
#	Pennymac Financial Services, Inc.	158,106	5,331,334
	Peoples Bancorp of North Carolina, Inc.	39,614	1,083,443
	Peoples Bancorp, Inc.	520,255	16,929,098
	Peoples Financial Services Corp.	12,391	574,323
#	Pinnacle Financial Partners, Inc.	364,366	21,519,456
	Popular, Inc.	659,016	36,878,535
#*	PRA Group, Inc.	541,736	19,155,785
	Premier Financial Bancorp, Inc.	291,618	4,957,506
#	Prosperity Bancshares, Inc.	14,875	1,044,225

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Protective Insurance Corp., Class A	2,080	$31,200
	Protective Insurance Corp., Class B	354,606	5,528,308
#	Provident Financial Holdings, Inc.	170,481	3,752,287
	Provident Financial Services, Inc.	2,052,702	46,822,133
	Prudential Bancorp, Inc.	26,870	473,181
	QCR Holdings, Inc.	16,991	698,330
	RBB Bancorp	74,042	1,457,147
*	Regional Management Corp.	272,543	7,508,560
	Renasant Corp.	1,078,559	34,438,389
	Republic Bancorp, Inc., Class A	119,672	5,014,257
#*	Republic First Bancorp, Inc.	4,300	13,717
	Riverview Bancorp, Inc.	501,886	3,693,881
#	S&T Bancorp, Inc.	210,693	7,919,950
	Safety Insurance Group, Inc.	37,507	3,453,645
	Salisbury Bancorp, Inc.	3,507	155,886
	Sandy Spring Bancorp, Inc.	867,942	30,204,382
#	SB Financial Group, Inc.	38,695	732,109
	SB One Bancorp	1,023	24,450
*	Security National Financial Corp., Class A	19,515	108,304
*	Select Bancorp, Inc.	2,490	28,884
	Selective Insurance Group, Inc.	292,964	19,408,865
	Shore Bancshares, Inc.	145,943	2,371,574
	Sierra Bancorp	288,837	7,735,055
#	Simmons First National Corp., Class A	1,788,163	42,880,149
	SmartFinancial, Inc.	57,505	1,243,258
#	South State Corp.	536,244	40,545,409
	Southern National Bancorp of Virginia, Inc.	179,324	2,784,902
	Southwest Georgia Financial Corp.	1,652	56,168
	State Auto Financial Corp.	385,251	11,599,908
	Sterling Bancorp	2,926,844	58,536,880
	Stewart Information Services Corp.	328,237	13,703,895
	Stifel Financial Corp.	687,876	44,498,698
	Summit State Bank	10,697	138,847
	TCF Financial Corp.	1,257,002	53,146,045
	Territorial Bancorp, Inc.	125,209	3,634,817
*	Texas Capital Bancshares, Inc.	569,550	31,302,468
*	Third Point Reinsurance, Ltd.	1,620,560	17,647,898
	Timberland Bancorp, Inc.	110,240	3,104,358
	Tiptree, Inc.	871,276	5,968,241
	Towne Bank	98,870	2,624,998
	TriCo Bancshares	112,407	4,091,615
*	Triumph Bancorp, Inc.	2,675	104,271
#	Trustmark Corp.	719,074	22,995,986
	Umpqua Holdings Corp.	3,641,961	61,549,141
#*	Unico American Corp.	139,783	896,009
#	United Bancshares, Inc.	9,093	215,959
#	United Bankshares, Inc.	1,796,322	61,613,845
	United Community Banks, Inc.	104,109	2,906,723
	United Community Financial Corp.	143,370	1,567,034
	United Fire Group, Inc.	691,348	30,599,062
	Unity Bancorp, Inc.	11,572	253,658
	Univest Financial Corp.	510,614	12,683,652
	Valley National Bancorp	6,947,177	73,153,774
#	Veritex Holdings, Inc.	148,225	4,197,732
#	Virtus Investment Partners, Inc.	41,840	5,147,575
#	Waddell & Reed Financial, Inc., Class A	74,364	1,188,337
	Washington Federal, Inc.	2,728,851	92,780,934
	Waterstone Financial, Inc.	521,049	9,113,147
	WesBanco, Inc.	1,329,975	44,048,772

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Western New England Bancorp, Inc.	638,069	$5,729,860
	White Mountains Insurance Group, Ltd.	31,334	35,006,971
	Wintrust Financial Corp.	349,195	22,097,060
	WSFS Financial Corp.	392,794	15,668,553
#	WVS Financial Corp.	1,740	29,145
TOTAL FINANCIALS			3,867,060,543
HEALTH CARE — (3.5%)
#*	Acadia Healthcare Co., Inc.	2,401,247	77,152,066
#*	Allscripts Healthcare Solutions, Inc.	2,064,743	17,715,495
#*	American Shared Hospital Services	87,469	218,209
*	AngioDynamics, Inc.	1,062,591	14,631,878
#*	Anika Therapeutics, Inc.	10,019	411,881
*	Applied Genetic Technologies Corp.	25,685	161,302
#*	Assertio Therapeutics, Inc.	1,646,414	1,761,663
#*	Avanos Medical, Inc.	149,070	4,105,388
*	Brookdale Senior Living, Inc.	2,222,989	14,649,497
#*	Community Health Systems, Inc.	4,546	19,502
#*	Covetrus, Inc.	643,474	7,914,730
#*	Cross Country Healthcare, Inc.	357,922	3,543,428
#*	Digirad Corp.	26,934	76,493
*	Diplomat Pharmacy, Inc.	475,917	1,894,150
*	FONAR Corp.	87,924	1,856,076
#*	Harvard Bioscience, Inc.	31,006	92,088
*	Integer Holdings Corp.	603,683	51,554,528
#*	IntriCon Corp.	4,100	69,823
#	Invacare Corp.	59,478	457,386
	Kewaunee Scientific Corp.	71,153	878,028
#*	Lannett Co., Inc.	50,900	414,326
#*	LHC Group, Inc.	130,759	19,058,124
*	Magellan Health, Inc.	791,269	57,928,803
#*	Mallinckrodt P.L.C.	1,930,162	8,859,444
*	MEDNAX, Inc.	1,906,152	43,974,927
	Meridian Bioscience, Inc.	59,865	589,072
#*	Merit Medical Systems, Inc.	273,631	9,965,641
#*	Misonix, Inc.	68,742	1,147,304
	National HealthCare Corp.	167,032	14,017,325
#»	OCA, Inc.	1,114,886	18,481
*	OraSure Technologies, Inc.	134,480	948,084
#	Owens & Minor, Inc.	344,465	2,156,351
#	Patterson Cos., Inc.	1,314,116	28,923,693
#*	PDL BioPharma, Inc.	1,559,312	5,130,136
#*	Prestige Consumer Healthcare, Inc.	1,154,135	46,811,716
*	RTI Surgical Holdings, Inc.	1,171,356	4,872,841
*	Select Medical Holdings Corp.	1,024,752	23,405,336
#*	Surgery Partners, Inc.	171,696	2,896,511
*	Taro Pharmaceutical Industries, Ltd.	78,925	6,366,880
#*	Tivity Health, Inc.	78,377	1,696,470
#*	Triple-S Management Corp., Class B	688,568	12,132,568
TOTAL HEALTH CARE			490,477,644
INDUSTRIALS — (18.6%)
	AAR Corp.	1,055,723	44,952,685
#	ABM Industries, Inc.	1,223,841	46,677,296
	ACCO Brands Corp.	3,040,223	26,267,527
	Acme United Corp.	7,135	170,598
#	ADT, Inc.	21,105	130,851
*	Aegion Corp.	969,714	20,267,023

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	AeroCentury Corp.	30,074	$132,927
	Air Lease Corp.	1,511,870	64,919,698
	Aircastle, Ltd.	2,995,236	96,117,123
#	Alamo Group, Inc.	36,998	4,608,471
#*	Alpha Pro Tech, Ltd.	88,398	594,035
	Altra Industrial Motion Corp.	105,602	3,512,323
#*	Ameresco, Inc., Class A	422,801	8,113,551
*	AMREP Corp.	7,729	47,126
	Apogee Enterprises, Inc.	122,537	3,899,127
	ARC Document Solutions, Inc.	187,802	240,387
	ArcBest Corp.	811,546	18,105,591
	Arcosa, Inc.	44,177	1,932,744
#	Argan, Inc.	19,275	811,670
*	Armstrong Flooring, Inc.	506,422	1,792,734
#	Astec Industries, Inc.	464,270	19,146,495
#*	Atlas Air Worldwide Holdings, Inc.	765,686	17,113,082
*	Avalon Holdings Corp., Class A	12,840	23,754
	AZZ, Inc.	74,388	3,069,249
	Barnes Group, Inc.	1,029,742	65,048,802
*	Beacon Roofing Supply, Inc.	1,644,350	54,444,428
*	BMC Stock Holdings, Inc.	1,156,230	33,744,573
#	Briggs & Stratton Corp.	195,126	716,112
#*	BrightView Holdings, Inc.	2,981	47,100
*	Broadwind Energy, Inc.	55,432	85,365
#*	CAI International, Inc.	412,187	11,211,486
*	CBIZ, Inc.	1,408,141	38,019,807
*	CECO Environmental Corp.	412,264	3,133,206
*	Celadon Group, Inc.	64,558	775
#	Chicago Rivet & Machine Co.	28,801	761,786
*	CIRCOR International, Inc.	446,663	18,549,914
*	Civeo Corp.	585,384	784,415
#*	Colfax Corp.	2,055,496	72,271,239
	Columbus McKinnon Corp.	389,982	13,645,470
*	Commercial Vehicle Group, Inc.	34,300	171,157
	CompX International, Inc.	64,108	1,035,344
#*	Continental Materials Corp.	8,652	60,960
#	Copa Holdings SA, Class A	47,137	4,617,541
#*	Cornerstone Building Brands, Inc.	214,068	1,836,703
#	Costamare, Inc.	1,406,179	11,150,999
*	Covenant Transportation Group, Inc., Class A	352,246	4,468,241
*	CPI Aerostructures, Inc.	114,671	756,829
	CRA International, Inc.	196,521	10,470,639
#*	Daseke, Inc.	8,244	25,021
*	Ducommun, Inc.	323,875	13,256,204
*	DXP Enterprises, Inc.	6,096	211,348
#*	Dycom Industries, Inc.	118,543	4,791,508
#*	Eagle Bulk Shipping, Inc.	524,209	1,703,679
	Eastern Co. (The)	99,854	2,765,956
*	Echo Global Logistics, Inc.	385,057	7,462,405
	EMCOR Group, Inc.	49,251	4,046,955
	Encore Wire Corp.	556,865	30,243,338
	Ennis, Inc.	773,016	16,125,114
	EnPro Industries, Inc.	404,996	23,667,966
	ESCO Technologies, Inc.	398,323	38,223,075
	Fluor Corp.	30,003	536,754
*	Franklin Covey Co.	12,950	411,810
*	FreightCar America, Inc.	46,868	75,457
*	FTI Consulting, Inc.	861,874	103,476,592
#*	Gates Industrial Corp. P.L.C.	204,223	2,546,661

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	GATX Corp.	1,266,456	$96,415,295
	Genco Shipping & Trading, Ltd.	23,951	188,494
*	Gencor Industries, Inc.	126,020	1,412,684
*	Gibraltar Industries, Inc.	367,820	20,053,546
*	GMS, Inc.	649,640	17,358,381
#	Golden Ocean Group, Ltd.	88,714	397,439
*	Goldfield Corp. (The)	413,146	1,404,696
*	GP Strategies Corp.	214,995	2,861,583
#	Granite Construction, Inc.	633,637	17,190,572
*	Great Lakes Dredge & Dock Corp.	1,099,660	11,513,440
	Greenbrier Cos., Inc. (The)	891,531	21,476,982
#	Griffon Corp.	1,372,323	28,530,595
*	Harsco Corp.	95,910	1,429,059
#	Hawaiian Holdings, Inc.	869,326	24,236,809
	Heidrick & Struggles International, Inc.	270,355	7,683,489
*	Herc Holdings, Inc.	19,262	772,791
*	Heritage-Crystal Clean, Inc.	195,914	5,554,162
*	Hertz Global Holdings, Inc.	5,033,761	79,332,073
	Hillenbrand, Inc.	19,021	552,180
*	Houston Wire & Cable Co.	184,791	735,468
*	Hub Group, Inc., Class A	915,991	48,428,444
	Hurco Cos., Inc.	170,547	5,338,121
*	Huron Consulting Group, Inc.	62,611	4,057,819
	Hyster-Yale Materials Handling, Inc.	137,134	7,403,865
	ICF International, Inc.	485,454	42,520,916
*	IES Holdings, Inc.	46,846	1,171,618
*	InnerWorkings, Inc.	282,630	1,172,915
	Insteel Industries, Inc.	81,231	1,817,137
#	Kadant, Inc.	35,598	3,794,747
#	KAR Auction Services, Inc.	82,296	1,729,862
	Kelly Services, Inc., Class A	1,101,185	19,557,046
	Kelly Services, Inc., Class B	567	9,809
	Kennametal, Inc.	19,801	619,573
*	Kirby Corp.	92,866	6,806,149
	Korn Ferry	865,657	35,474,624
*	Lawson Products, Inc.	111,455	5,262,905
*	LB Foster Co., Class A	56,172	952,677
#*	Limbach Holdings, Inc.	87,910	344,607
#*	LS Starrett Co. (The), Class A	4,822	27,148
	LSI Industries, Inc.	19,418	129,130
*	Lydall, Inc.	308,953	6,314,999
	Macquarie Infrastructure Corp.	1,639,364	72,312,346
*	Manitowoc Co., Inc. (The)	595,601	8,606,434
	Marten Transport, Ltd.	1,474,585	30,612,385
*	Mastech Digital, Inc.	21,352	221,420
	Matson, Inc.	288,316	10,382,259
#	Matthews International Corp., Class A	391,850	14,623,842
#*	Maxar Technologies, Inc.	17,083	272,645
	McGrath RentCorp	411,431	31,811,845
*	Mesa Air Group, Inc.	37,892	323,598
	Miller Industries, Inc.	305,495	10,512,083
*	Mistras Group, Inc.	87,980	973,939
#	Mobile Mini, Inc.	1,142,046	47,669,000
	Moog, Inc., Class A	33,193	2,974,425
*	MRC Global, Inc.	378,063	4,256,989
*	MYR Group, Inc.	354,246	10,173,945
#	National Presto Industries, Inc.	8,595	740,803
*	NL Industries, Inc.	839,677	2,821,315
#	NN, Inc.	740,005	6,386,243

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Northwest Pipe Co.	122,777	$4,018,491
#*	NOW, Inc.	2,676,566	26,792,426
	nVent Electric P.L.C.	244,447	6,086,730
*	Orion Group Holdings, Inc.	348,407	1,505,118
*	PAM Transportation Services, Inc.	99,187	5,297,578
	Park-Ohio Holdings Corp.	220,522	6,483,347
	Patriot Transportation Holding, Inc.	2,456	29,472
#*	Perma-Pipe International Holdings, Inc.	179,398	1,619,964
*	PGT Innovations, Inc.	4,300	66,650
*	PICO Holdings, Inc.	137,268	1,365,817
	Powell Industries, Inc.	125,157	5,165,229
	Preformed Line Products Co.	74,936	4,093,004
	Primoris Services Corp.	10,177	217,075
#	Quad/Graphics, Inc.	773,924	3,289,177
	Quanex Building Products Corp.	922,623	16,348,880
*	RCM Technologies, Inc.	167,803	458,102
	Regal Beloit Corp.	1,014,437	79,592,727
*	Resideo Technologies, Inc.	803,629	8,180,943
	Resources Connection, Inc.	497,543	7,575,092
#	REV Group, Inc.	640,855	6,408,550
	Rush Enterprises, Inc., Class A	738,648	31,761,864
	Rush Enterprises, Inc., Class B	303,616	13,468,406
*	Saia, Inc.	49,069	4,273,910
	Schneider National, Inc., Class B	357,641	7,964,665
	Scorpio Bulkers, Inc.	409,040	1,501,177
	Servotronics, Inc.	15,025	159,641
*	SIFCO Industries, Inc.	38,044	170,818
	SkyWest, Inc.	1,720,023	94,893,669
	Spartan Motors, Inc.	489,863	8,327,671
*	Spirit Airlines, Inc.	1,229,768	50,506,572
*	SPX FLOW, Inc.	490,994	21,476,078
	Standex International Corp.	4,676	341,769
	Steelcase, Inc., Class A	365,983	6,810,944
#*	Team, Inc.	215,507	2,930,895
	Terex Corp.	158,213	4,010,700
#*	Textainer Group Holdings, Ltd.	168,338	1,594,161
	Timken Co. (The)	2,741	143,985
#	Titan International, Inc.	724,647	2,072,490
*	Titan Machinery, Inc.	614,004	7,496,989
*	TriMas Corp.	533,569	15,329,437
#	Trinity Industries, Inc.	1,523,436	30,971,454
	Triton International, Ltd.	2,100,474	78,872,799
	Triumph Group, Inc.	57,022	1,164,959
*	TrueBlue, Inc.	697,599	15,284,394
#*	Tutor Perini Corp.	977,727	11,009,206
*	Twin Disc, Inc.	62,640	610,740
#*	U.S. Xpress Enterprises, Inc., Class A	13,136	71,723
#*	Ultralife Corp.	277,663	1,929,758
	UniFirst Corp.	95,125	19,398,841
#*	Univar Solutions, Inc.	99,871	2,152,220
	Universal Forest Products, Inc.	1,062,495	50,893,511
#*	USA Truck, Inc.	132,493	753,885
*	Vectrus, Inc.	110,723	6,172,807
#*	Veritiv Corp.	226,356	3,187,092
	Viad Corp.	433,886	28,202,590
#	Virco Manufacturing Corp.	47,331	190,744
*	Volt Information Sciences, Inc.	5,911	14,896
	VSE Corp.	145,476	4,525,758
#	Wabash National Corp.	1,019,589	11,827,232

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Werner Enterprises, Inc.	1,426,751	$52,590,042
#*	WESCO International, Inc.	1,226,933	59,395,827
*	Willis Lease Finance Corp.	247,427	14,672,421
TOTAL INDUSTRIALS			2,620,681,278
INFORMATION TECHNOLOGY — (10.6%)
	ADTRAN, Inc.	273,672	2,476,732
*	Agilysys, Inc.	157,069	5,104,743
*	Alithya Group, Inc., Class A	337,461	975,262
*	Alpha & Omega Semiconductor, Ltd.	574,651	7,004,996
*	Amkor Technology, Inc.	6,537,297	73,544,591
*	Amtech Systems, Inc.	535,164	2,745,391
*	Anixter International, Inc.	685,739	66,928,126
	AstroNova, Inc.	171,839	2,137,677
*	Aviat Networks, Inc.	712	9,641
	Avnet, Inc.	609,782	22,250,945
	AVX Corp.	2,257,819	45,765,991
*	Aware, Inc.	655,871	2,361,136
*	Axcelis Technologies, Inc.	293,136	7,079,234
*	AXT, Inc.	834,569	3,254,819
	Bel Fuse, Inc., Class A	13,612	193,290
	Bel Fuse, Inc., Class B	198,870	3,444,428
	Belden, Inc.	127,253	6,269,755
	Benchmark Electronics, Inc.	1,069,130	32,907,821
*	BK Technologies Corp.	94,692	269,872
#*	BSQUARE Corp.	304,555	444,650
*	CACI International, Inc., Class A	359,260	96,080,494
#*	CCUR Holdings, Inc.	160,981	708,316
	Cohu, Inc.	548,482	12,269,542
#*	CommScope Holding Co., Inc.	108,310	1,319,757
*	Computer Task Group, Inc.	2,430	14,483
	Comtech Telecommunications Corp.	678,059	19,602,686
*	Conduent, Inc.	771,861	3,303,565
	CSP, Inc.	128,131	1,800,241
	CTS Corp.	210,149	6,159,467
#	Daktronics, Inc.	242,148	1,428,673
*	Digi International, Inc.	787,963	12,445,876
*	Diodes, Inc.	755,480	39,012,987
*	EchoStar Corp., Class A	372,731	14,873,831
*	ePlus, Inc.	57,381	4,574,413
*	Fabrinet	63,041	3,974,105
#*	Finjan Holdings, Inc.	59,195	112,471
*	FormFactor, Inc.	489,281	12,383,702
*	Frequency Electronics, Inc.	203,441	1,881,829
#*	II-VI, Inc.	337,603	11,360,341
*	Insight Enterprises, Inc.	886,210	58,374,653
*	Intevac, Inc.	453,151	2,718,906
	KBR, Inc.	235,547	6,406,878
#	KEMET Corp.	203,465	5,298,229
*	Key Tronic Corp.	367,188	2,129,690
*	Kimball Electronics, Inc.	799,426	12,934,713
#*	Knowles Corp.	1,944,739	38,369,701
	Kulicke & Soffa Industries, Inc.	1,798,510	46,563,424
*	KVH Industries, Inc.	197,107	2,028,231
	LogMeIn, Inc.	277,597	23,865,014
	ManTech International Corp., Class A	671,014	53,869,004
	Methode Electronics, Inc.	35,274	1,155,224
	MKS Instruments, Inc.	20,324	2,130,362
#	MTS Systems Corp.	141,143	7,154,539

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NETGEAR, Inc.	167,270	$4,302,184
*	Netscout Systems, Inc.	2,028,366	52,149,290
*	NetSol Technologies, Inc.	25,107	104,194
	Network-1 Technologies, Inc.	3,899	9,709
*	Onto Innovation Inc.	385,795	14,637,062
#*	Optical Cable Corp.	153,161	520,747
#	PC Connection, Inc.	845,211	42,125,316
	PC-Tel, Inc.	2,144	17,259
#*	PDF Solutions, Inc.	446,291	7,033,546
*	Perceptron, Inc.	174,162	1,064,130
*	Perficient, Inc.	103,759	5,156,822
	Perspecta, Inc.	235,946	6,623,004
*	Photronics, Inc.	1,181,303	15,097,052
*	Plexus Corp.	608,811	43,298,638
*	Rambus, Inc.	363,596	5,770,269
#*	RealNetworks, Inc.	9,894	13,060
*	Ribbon Communications, Inc.	525,561	1,482,082
#	Richardson Electronics, Ltd.	332,658	1,753,108
*	Sanmina Corp.	2,305,591	73,410,018
*	ScanSource, Inc.	670,636	23,398,490
#*	Stratasys, Ltd.	618,709	11,124,388
#*	Super Micro Computer, Inc.	125,105	3,497,936
*	Sykes Enterprises, Inc.	1,021,937	34,326,864
#*	Synaptics, Inc.	17,535	1,169,409
	SYNNEX Corp.	442,073	60,899,977
*	Tech Data Corp.	943,368	135,788,390
	TESSCO Technologies, Inc.	132,606	822,157
	TiVo Corp.	2,303,809	16,771,730
#*	Trio-Tech International	46,744	214,088
#*	TTM Technologies, Inc.	3,092,493	44,500,974
#*	Ultra Clean Holdings, Inc.	344,221	7,920,525
*	Veeco Instruments, Inc.	112,463	1,433,903
#	Vishay Intertechnology, Inc.	3,965,663	80,463,302
*	Vishay Precision Group, Inc.	256,277	8,851,808
#	Xperi Corp.	93,268	1,500,682
TOTAL INFORMATION TECHNOLOGY			1,498,726,560
MATERIALS — (6.3%)
*	AdvanSix, Inc.	132,741	2,484,912
#*	AgroFresh Solutions, Inc.	286,747	670,988
*	Alcoa Corp.	2,188,835	30,534,248
#*	Allegheny Technologies, Inc.	2,204,781	38,032,472
*	American Biltrite, Inc.	25	10,125
#	American Vanguard Corp.	883,642	16,506,433
	Boise Cascade Co.	994,634	36,005,751
	Carpenter Technology Corp.	1,573,170	62,517,776
#*	Century Aluminum Co.	800,253	4,233,338
#*	Clearwater Paper Corp.	59,752	1,685,006
#*	Coeur Mining, Inc.	6,652,214	40,112,850
	Commercial Metals Co.	4,165,345	85,597,840
#*	Core Molding Technologies, Inc.	198,382	626,887
	Domtar Corp.	1,866,807	65,002,220
*	Element Solutions, Inc.	6,662,951	77,956,527
#*	Ferroglobe P.L.C.	809,835	690,222
	Friedman Industries, Inc.	188,992	1,109,307
	FutureFuel Corp.	658,646	7,218,760
#	Gold Resource Corp.	99,488	547,184
#	Greif, Inc., Class A	588,803	23,799,417
	Greif, Inc., Class B	4,848	229,795

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Hawkins, Inc.	10,916	$456,071
	Haynes International, Inc.	260,335	6,979,581
#	Hecla Mining Co.	10,886,981	32,987,552
	Huntsman Corp.	39,106	804,019
	Innophos Holdings, Inc.	76,882	2,457,149
	Innospec, Inc.	68,630	6,913,100
*	Intrepid Potash, Inc.	1,334,432	3,175,948
	Kaiser Aluminum Corp.	134,174	13,437,526
*	Kraton Corp.	870,342	14,317,126
#	Kronos Worldwide, Inc.	128,483	1,392,756
#*	Livent Corp.	53,506	503,492
	Louisiana-Pacific Corp.	174,370	5,349,672
#*	LSB Industries, Inc.	262,664	793,245
	Materion Corp.	525,393	28,528,840
	Mercer International, Inc.	1,513,708	16,665,925
	Minerals Technologies, Inc.	416,075	22,522,140
#	Nexa Resources SA	404,696	3,209,239
#	O-I Glass, Inc.	243,068	3,067,518
	Olin Corp.	2,535,400	37,701,398
	Olympic Steel, Inc.	213,094	3,132,482
	PH Glatfelter Co.	1,156,968	19,321,366
	PolyOne Corp.	35,976	1,193,684
*	PQ Group Holdings, Inc.	461,669	7,068,152
	Rayonier Advanced Materials, Inc.	812,388	2,502,155
*	Resolute Forest Products, Inc.	1,131,241	3,948,031
	Schnitzer Steel Industries, Inc., Class A	552,810	8,889,185
#	Schweitzer-Mauduit International, Inc.	168,930	5,917,618
*	Summit Materials, Inc., Class A	1,156,466	25,407,558
	SunCoke Energy, Inc.	1,184,466	6,964,660
*	Synalloy Corp.	81,622	1,047,210
	Tecnoglass, Inc.	7,948	60,166
#*	TimkenSteel Corp.	551,291	3,517,237
*	Trecora Resources	194,962	1,319,893
	Tredegar Corp.	924,564	18,814,877
#	Trinseo SA	69,243	1,988,659
#*	Tronox Holdings P.L.C., Class A	1,108,843	9,380,812
#*	UFP Technologies, Inc.	85,801	4,000,901
	United States Lime & Minerals, Inc.	6,096	547,116
#	United States Steel Corp.	3,983,773	36,132,821
#*	Universal Stainless & Alloy Products, Inc.	215,961	2,861,483
#*	US Concrete, Inc.	56,455	2,009,233
*	Verso Corp., Class A	713,488	12,022,273
#	Warrior Met Coal, Inc.	406,356	7,663,874
#*	Webco Industries, Inc.	8,350	1,162,738
TOTAL MATERIALS			883,708,539
REAL ESTATE — (0.3%)
#*	Altisource Asset Management Corp.	1,544	20,859
	Consolidated-Tomoka Land Co.	43,157	2,738,743
*	Forestar Group, Inc.	553	11,209
#*	FRP Holdings, Inc.	26,259	1,243,101
	Griffin Industrial Realty, Inc.	22,359	905,540
	RE/MAX Holdings, Inc., Class A	58,440	2,237,083
#	Realogy Holdings Corp.	2,930,130	31,030,077
#*	Stratus Properties, Inc.	114,534	3,407,387
*	Tejon Ranch Co.	60,981	981,794
TOTAL REAL ESTATE			42,575,793

U.S. Small Cap Value Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (0.3%)
TerraForm Power, Inc., Class A	2,023,609	$36,607,087
TOTAL COMMON STOCKS		13,275,922,708
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	16,730	455,893
ENERGY — (0.0%)
*» Enron TOPRS Escrow Shares	34,332	0
TOTAL PREFERRED STOCKS		455,893
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/2024	181	0
TOTAL INVESTMENT SECURITIES (Cost $11,207,356,327)		13,276,378,601

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	129,377,584	129,377,584
SECURITIES LENDING COLLATERAL — (5.0%)
@§	The DFA Short Term Investment Fund	61,311,441	709,496,000
TOTAL INVESTMENTS — (100.0%)
(Cost $12,046,086,662)^^			$14,115,252,185
As of January 31, 2020, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	729	03/20/20	$118,535,824	$117,514,800	$(1,021,024)
Total Futures Contracts			$118,535,824	$117,514,800	$(1,021,024)
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$444,281,198	—	—	$444,281,198
Consumer Discretionary	1,832,937,361	$53,318	—	1,832,990,679
Consumer Staples	525,118,384	—	—	525,118,384
Energy	1,033,695,003	—	—	1,033,695,003
Financials	3,866,592,087	468,456	—	3,867,060,543
Health Care	490,459,163	18,481	—	490,477,644
Industrials	2,620,681,278	—	—	2,620,681,278
Information Technology	1,498,726,560	—	—	1,498,726,560
Materials	883,708,539	—	—	883,708,539
Real Estate	42,575,793	—	—	42,575,793
Utilities	36,607,087	—	—	36,607,087

U.S. Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Communication Services	$455,893	—	—	$455,893
Temporary Cash Investments	129,377,584	—	—	129,377,584
Securities Lending Collateral	—	$709,496,000	—	709,496,000
Futures Contracts**	(1,021,024)	—	—	(1,021,024)
TOTAL	$13,404,194,906	$710,036,255	—	$14,114,231,161
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.8%)
COMMUNICATION SERVICES — (8.2%)
	A.H. Belo Corp., Class A	34,418	$100,501
	Activision Blizzard, Inc.	346,005	20,234,372
#*	Akazoo SA	1,631	8,302
*	Alaska Communications Systems Group, Inc.	152,766	311,643
*	Alphabet, Inc., Class A	131,837	188,893,417
*	Alphabet, Inc., Class C	127,904	183,443,754
*	Altice USA, Inc., Class A	389,482	10,656,228
#	AMC Entertainment Holdings, Inc., Class A	142,362	928,200
#*	AMC Networks, Inc., Class A	100,104	3,662,805
#*	ANGI Homeservices, Inc., Class A	63,366	508,829
#	Anterix, Inc.	28,114	1,306,176
	AT&T, Inc.	9,445,617	355,344,112
	ATN International, Inc.	38,595	2,233,493
#*	AutoWeb, Inc.	16,158	35,063
*	Ballantyne Strong, Inc.	15,453	53,390
#*	Bandwidth, Inc., Class A	3,164	224,517
	Beasley Broadcast Group, Inc., Class A	17,014	64,228
#*	Boingo Wireless, Inc.	91,951	1,033,529
#*	Boston Omaha Corp., Class A	1,118	22,561
	Cable One, Inc.	14,179	24,161,441
#*	Care.com, Inc.	65,925	986,897
#*	Cargurus, Inc.	41,132	1,466,356
#*	Cars.com, Inc.	246,237	2,873,586
*	Central European Media Enterprises, Ltd., Class A	30,475	136,223
#	CenturyLink, Inc.	1,826,957	24,956,233
*	Charter Communications, Inc., Class A	121,189	62,710,460
#*	Cincinnati Bell, Inc.	139,051	1,906,389
#	Cinemark Holdings, Inc.	267,556	8,430,690
#*	Clear Channel Outdoor Holdings, Inc.	55,541	151,627
	Cogent Communications Holdings, Inc.	94,960	6,735,513
	Comcast Corp., Class A	3,785,859	163,511,250
#*	comScore, Inc.	120,229	474,905
#	Consolidated Communications Holdings, Inc.	195,558	944,545
*	Cumulus Media, Inc., Class A	19,789	277,046
*	DHI Group, Inc.	915,363	2,563,016
#*	Discovery, Inc., Class A	227,223	6,648,545
#*	Discovery, Inc., Class B	1,400	50,414
*	Discovery, Inc., Class C	457,670	12,709,496
*	DISH Network Corp., Class A	379,170	13,938,289
*	Electronic Arts, Inc.	174,078	18,786,498
	Emerald Expositions Events, Inc.	55,592	579,825
*	Emmis Communications Corp., Class A	13,708	51,816
#	Entercom Communications Corp., Class A	306,157	1,215,443
	Entravision Communications Corp., Class A	196,108	435,360
#*	Eros International P.L.C.	5,000	12,050
#	EW Scripps Co. (The), Class A	154,031	1,869,936
*	Facebook, Inc., Class A	1,559,452	314,868,953
#*	Fluent, Inc.	7,305	19,797
	Fox Corp., Class A	438,512	16,260,025
*	Fox Corp., Class B	226,453	8,227,037
#*	Frontier Communications Corp.	51,423	28,370
#*	Gaia, Inc.	18,401	155,672
#	Gannett Co., Inc.	290,774	1,776,629
*	GCI Liberty, Inc., Class A	177,521	12,990,987

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Glu Mobile, Inc.	195,124	$1,151,232
*	Gray Television, Inc.	250,267	5,075,415
*	Gray Television, Inc., Class A	600	11,550
*	Harte-Hanks, Inc.	9,647	34,440
*	Hemisphere Media Group, Inc.	38,900	522,816
*	IAC/InterActiveCorp	49,083	11,956,128
*	IDT Corp., Class B	204,755	1,547,948
*	IMAX Corp.	146,903	2,429,776
#*	Intelsat SA	222,232	757,811
	Interpublic Group of Cos., Inc. (The)	701,952	15,934,310
#*	Iridium Communications, Inc.	219,253	5,601,914
	John Wiley & Sons, Inc., Class A	100,171	4,369,459
	John Wiley & Sons, Inc., Class B	4,638	201,150
#*	Lee Enterprises, Inc.	20,446	43,141
*	Liberty Broadband Corp., Class A	26,193	3,446,737
*	Liberty Broadband Corp., Class C	123,739	16,448,625
*	Liberty Latin America, Ltd., Class A	7,870	131,272
#*	Liberty Latin America, Ltd., Class C	94,158	1,586,562
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	431,847
*	Liberty Media Corp.-Liberty Braves, Class B	239	8,245
*	Liberty Media Corp.-Liberty Braves, Class C	41,073	1,197,278
#*	Liberty Media Corp.-Liberty Formula One, Class A	36,543	1,627,991
*	Liberty Media Corp.-Liberty Formula One, Class C	236,881	11,083,662
*	Liberty Media Corp.-Liberty SiriusXM, Class A	88,625	4,304,516
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	117,890
*	Liberty Media Corp.-Liberty SiriusXM, Class C	176,051	8,630,020
*	Liberty TripAdvisor Holdings, Inc., Class A	179,914	1,059,693
*	Liberty TripAdvisor Holdings, Inc., Class B	70	514
#*	Lions Gate Entertainment Corp., Class A	129,169	1,282,648
#*	Lions Gate Entertainment Corp., Class B	200,399	1,869,723
#*	Live Nation Entertainment, Inc.	192,058	13,090,673
*	Loral Space & Communications, Inc.	10,704	344,348
*	Madison Square Garden Co. (The), Class A	34,701	10,278,089
*	Marchex, Inc., Class B	118,359	403,604
	Marcus Corp. (The)	49,263	1,436,016
#*	Match Group, Inc.	72,979	5,708,417
*	Meet Group, Inc. (The)	149,076	794,575
#	Meredith Corp.	112,282	3,374,074
#*	MSG Networks, Inc., Class A	109,081	1,659,122
	National CineMedia, Inc.	146,731	1,082,875
*	Netflix, Inc.	142,273	49,096,990
#	New York Times Co. (The), Class A	265,737	8,506,241
	News Corp., Class A	571,435	7,782,945
	News Corp., Class B	229,472	3,205,724
#	Nexstar Media Group, Inc., Class A	111,393	13,495,262
#	Omnicom Group, Inc.	226,803	17,080,534
*	ORBCOMM, Inc.	180,315	647,331
#*	QuinStreet, Inc.	85,523	1,107,950
#*	Reading International, Inc., Class A	40,190	409,938
#*	Roku, Inc.	35,815	4,331,824
	Saga Communications, Inc., Class A	1,544	46,814
#	Salem Media Group, Inc.	153,144	211,339
	Scholastic Corp.	52,735	1,737,618
#	Shenandoah Telecommunications Co.	132,801	5,358,520
#	Sinclair Broadcast Group, Inc., Class A	197,190	5,899,925
#	Sirius XM Holdings, Inc.	1,326,466	9,378,115
#*	Snap, Inc., Class A	467,849	8,599,065
	Spok Holdings, Inc.	52,509	557,646
*	Spotify Technology S.A.	28,514	4,029,028

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Sprint Corp.	736,287	$3,217,574
*	Take-Two Interactive Software, Inc.	91,515	11,406,430
#*	TechTarget, Inc.	51,091	1,297,200
	TEGNA, Inc.	489,106	8,265,891
	Telephone & Data Systems, Inc.	241,783	5,483,638
*	T-Mobile US, Inc.	322,138	25,510,108
	Townsquare Media, Inc., Class A	28,652	276,492
*	Travelzoo	60,247	611,507
	Tribune Publishing Co.	80,709	1,013,705
	TripAdvisor, Inc.	208,777	5,703,788
#*	TrueCar Inc.	219,796	813,245
*	Twitter, Inc.	498,999	16,207,488
*	United States Cellular Corp.	67,294	2,154,754
*	Urban One, Inc.	144,888	272,389
	Verizon Communications, Inc.	4,479,769	266,277,469
#	ViacomCBS, Inc., Class A	19,105	725,608
	ViacomCBS, Inc., Class B	911,435	31,107,277
*	Vonage Holdings Corp.	380,434	3,374,450
	Walt Disney Co. (The)	879,338	121,621,239
#	World Wrestling Entertainment, Inc., Class A	52,028	2,543,129
#*	Yelp, Inc.	114,687	3,738,796
*	Zayo Group Holdings, Inc.	518,687	18,024,373
#*	Zedge, Inc., Class B	13,473	22,904
#*	Zillow Group, Inc., Class A	77,888	3,598,426
#*	Zillow Group, Inc., Class C	161,661	7,470,355
*	Zynga, Inc., Class A	1,400,125	8,428,752
TOTAL COMMUNICATION SERVICES			2,313,662,341
CONSUMER DISCRETIONARY — (11.8%)
*	1-800-Flowers.com, Inc., Class A	71,666	1,088,607
	Aaron's, Inc.	148,041	8,787,714
#	Abercrombie & Fitch Co., Class A	216,897	3,548,435
	Acushnet Holdings Corp.	147,271	4,560,983
#*	Adient P.L.C.	212,525	5,464,018
*	Adtalem Global Education, Inc.	136,623	4,714,860
	Advance Auto Parts, Inc.	84,366	11,115,220
*	Amazon.com, Inc.	320,056	642,902,888
	AMCON Distributing Co.	377	29,329
*	American Axle & Manufacturing Holdings, Inc.	385,911	3,565,818
#	American Eagle Outfitters, Inc.	444,161	6,395,918
*	American Outdoor Brands Corp.	164,134	1,546,142
*	American Public Education, Inc.	44,753	1,066,464
*	America's Car-Mart, Inc.	17,945	1,970,002
	Aptiv P.L.C.	263,591	22,349,881
	Aramark	434,050	19,158,967
#	Ark Restaurants Corp.	3,088	67,349
#*	Asbury Automotive Group, Inc.	55,995	5,400,718
#*	Ascena Retail Group, Inc.	23,204	102,098
#*	Aspen Group, Inc.	17,519	153,116
#*	At Home Group, Inc.	134,916	763,625
#	Autoliv, Inc.	173,044	13,260,362
*	AutoNation, Inc.	191,226	8,115,631
*	AutoZone, Inc.	18,625	19,704,505
#*	Barnes & Noble Education, Inc.	148,291	510,121
	Bassett Furniture Industries, Inc.	16,606	203,091
#*	BBQ Holdings, Inc.	5,587	23,018
	BBX Capital Corp.	44,595	173,029
*	Beazer Homes USA, Inc.	68,898	947,347
#	Bed Bath & Beyond, Inc.	360,982	5,143,993

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Best Buy Co., Inc.	424,280	$35,932,273
#	Big 5 Sporting Goods Corp.	360,861	1,346,012
#	Big Lots, Inc.	124,716	3,374,815
*	Biglari Holdings, Inc., Class A	319	200,810
*	Biglari Holdings, Inc., Class B	4,006	434,571
	BJ's Restaurants, Inc.	53,686	2,135,629
	Bloomin' Brands, Inc.	175,215	3,639,216
*	Booking Holdings, Inc.	35,740	65,423,857
#*	Boot Barn Holdings, Inc.	62,822	2,636,639
	BorgWarner, Inc.	441,639	15,143,801
	Bowl America, Inc., Class A	1,576	23,813
#	Boyd Gaming Corp.	37,566	1,121,345
*	Bright Horizons Family Solutions, Inc.	97,835	16,018,525
#	Brinker International, Inc.	79,820	3,407,516
	Brunswick Corp.	161,449	10,147,070
#	Buckle, Inc. (The)	41,630	1,016,188
#*	Build-A-Bear Workshop, Inc.	37,992	158,807
*	Burlington Stores, Inc.	71,956	15,648,271
#*	Caesars Entertainment Corp.	928,899	12,698,049
#	Caleres, Inc.	101,579	1,782,711
	Callaway Golf Co.	206,123	4,415,155
#	Camping World Holdings, Inc., Class A	15,770	245,539
*	Capri Holdings, Ltd.	222,503	6,666,190
#*	CarMax, Inc.	239,663	23,256,898
#	Carnival Corp.	392,942	17,104,765
	Carriage Services, Inc.	42,820	1,013,549
#*	Carrols Restaurant Group, Inc.	104,831	475,933
#	Carter's, Inc.	92,455	9,806,702
#*	Carvana Co.	19,443	1,540,858
	Cato Corp. (The), Class A	53,136	852,301
*	Cavco Industries, Inc.	17,292	3,873,754
*	Century Casinos, Inc.	1,900	15,827
*	Century Communities, Inc.	70,227	2,083,635
*	Charles & Colvard, Ltd.	4,900	7,399
#	Cheesecake Factory, Inc. (The)	106,820	4,101,888
#*	Chegg, Inc.	63,674	2,625,279
	Chico's FAS, Inc.	375,852	1,462,064
#	Children's Place, Inc. (The)	39,859	2,378,387
*	Chipotle Mexican Grill, Inc.	24,477	21,215,685
#	Choice Hotels International, Inc.	97,125	9,731,925
	Churchill Downs, Inc.	22,122	3,193,974
*	Chuy's Holdings, Inc.	35,308	866,811
	Citi Trends, Inc.	37,893	882,528
#	Clarus Corp.	57,781	763,576
	Collectors Universe, Inc.	11,724	287,941
#	Columbia Sportswear Co.	122,078	11,465,566
#*	Conn's, Inc.	69,540	609,170
#*	Container Store Group, Inc. (The)	79,174	319,863
	Cooper Tire & Rubber Co.	300,789	7,967,901
*	Cooper-Standard Holdings, Inc.	45,390	1,203,743
	Core-Mark Holding Co., Inc.	86,410	2,025,450
#	Cracker Barrel Old Country Store, Inc.	49,045	7,500,452
*	Crocs, Inc.	102,523	3,886,647
#	Crown Crafts, Inc.	10,832	68,783
	CSS Industries, Inc.	31,318	292,823
	Culp, Inc.	27,347	345,393
	Dana, Inc.	395,851	6,100,064
	Darden Restaurants, Inc.	134,253	15,631,077
#	Dave & Buster's Entertainment, Inc.	81,399	3,594,580

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Deckers Outdoor Corp.	61,737	$11,786,211
*	Del Taco Restaurants, Inc.	328,045	2,473,459
*	Delphi Technologies P.L.C.	232,886	3,572,471
*	Delta Apparel, Inc.	10,000	250,800
*	Denny's Corp.	125,597	2,570,971
#	Designer Brands, Inc., Class A	156,921	2,234,555
*	Destination XL Group, Inc.	56,418	62,624
#	Dick's Sporting Goods, Inc.	187,754	8,304,359
#	Dillard's, Inc., Class A	75,605	4,590,736
#	Dine Brands Global, Inc.	35,570	3,032,342
*	Dixie Group, Inc. (The)	281,900	394,660
	Dollar General Corp.	199,890	30,665,125
*	Dollar Tree, Inc.	333,292	29,019,734
	Domino's Pizza, Inc.	37,514	10,569,569
#*	Dorman Products, Inc.	75,019	5,236,326
	Dover Motorsports, Inc.	3,182	5,791
	DR Horton, Inc.	480,200	28,427,840
#*	Drive Shack, Inc.	79,916	302,082
#*	Duluth Holdings, Inc., Class B	5,670	47,911
	Dunkin' Brands Group, Inc.	144,609	11,292,517
	eBay, Inc.	764,329	25,650,881
	Educational Development Corp.	5,764	32,855
#*	El Pollo Loco Holdings, Inc.	82,630	1,138,641
#*	Eldorado Resorts, Inc.	73,731	4,407,639
*	Emerson Radio Corp.	14,810	12,589
	Escalade, Inc.	25,241	222,121
#	Ethan Allen Interiors, Inc.	59,518	961,216
*	Etsy, Inc.	89,658	4,376,207
	Expedia Group, Inc.	159,724	17,322,068
#*	Express, Inc.	592,391	2,375,488
	Extended Stay America, Inc.	480,766	6,211,497
#*	Fiesta Restaurant Group, Inc.	80,344	797,816
*	Five Below, Inc.	84,265	9,540,483
#	Flanigan's Enterprises, Inc.	1,100	23,320
	Flexsteel Industries, Inc.	15,785	258,874
#*	Floor & Decor Holdings, Inc., Class A	151,704	7,480,524
	Foot Locker, Inc.	225,338	8,556,084
	Ford Motor Co.	4,896,742	43,189,264
#*	Fossil Group, Inc.	107,024	720,272
#*	Fox Factory Holding Corp.	64,549	4,248,615
#*	Francesca's Holdings Corp.	9,101	69,532
*	frontdoor, Inc.	117,754	5,013,965
*	Full House Resorts, Inc.	1,684	5,456
#*	Funko, Inc., Class A	32,785	492,759
#	GameStop Corp., Class A	830,826	3,190,372
#	Gap, Inc. (The)	722,428	12,577,471
	Garmin, Ltd.	184,653	17,902,108
*	Garrett Motion, Inc.	75,726	637,613
	General Motors Co.	1,885,681	62,962,889
#*	Genesco, Inc.	45,439	1,786,661
	Gentex Corp.	623,726	18,568,323
*	Gentherm, Inc.	73,815	3,403,610
	Genuine Parts Co.	176,525	16,517,444
*	G-III Apparel Group, Ltd.	135,045	3,674,574
#*	Good Times Restaurants, Inc.	4,986	7,180
	Goodyear Tire & Rubber Co. (The)	514,774	6,758,983
#*	GoPro, Inc., Class A	192,415	758,115
	Graham Holdings Co., Class B	9,629	5,288,439
#*	Grand Canyon Education, Inc.	85,398	6,684,955

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Green Brick Partners, Inc.	14,320	$165,969
#	Group 1 Automotive, Inc.	59,897	6,035,821
#*	Groupon, Inc.	933,674	2,688,981
#*	GrubHub, Inc.	78,042	4,225,974
#	Guess?, Inc.	167,059	3,556,686
#	H&R Block, Inc.	337,664	7,833,805
*	Habit Restaurants, Inc. (The), Class A	49,722	691,633
#	Hamilton Beach Brands Holding Co., Class A	21,074	332,969
#	Hanesbrands, Inc.	700,939	9,644,921
#	Harley-Davidson, Inc.	353,524	11,807,702
	Hasbro, Inc.	101,598	10,349,788
#	Haverty Furniture Cos., Inc.	40,802	821,344
	Haverty Furniture Cos., Inc., Class A	1,608	32,377
*	Helen of Troy, Ltd.	44,574	8,426,715
#*	Hibbett Sports, Inc.	40,729	1,009,265
*	Hilton Grand Vacations, Inc.	211,407	6,745,997
	Hilton Worldwide Holdings, Inc.	243,386	26,237,011
	Home Depot, Inc. (The)	659,768	150,493,081
#	Hooker Furniture Corp.	31,147	767,462
*	Horizon Global Corp.	42,715	143,950
*	Houghton Mifflin Harcourt Co.	277,528	1,531,955
*	Hudson, Ltd., Class A	80,634	884,555
#	Hyatt Hotels Corp., Class A	66,276	5,602,973
*	Installed Building Products, Inc.	56,778	4,208,953
#	International Game Technology P.L.C.	57,160	771,088
#*	iRobot Corp.	50,749	2,387,740
*	J Alexander's Holdings, Inc.	25,845	247,595
#	J. Jill, Inc.	102,110	121,511
#	Jack in the Box, Inc.	50,440	4,123,470
#*	JAKKS Pacific, Inc.	211,663	215,896
#*	JC Penney Co., Inc.	1,084,131	807,678
	Johnson Outdoors, Inc., Class A	19,173	1,506,998
*	K12, Inc.	124,311	2,006,380
	KB Home	105,351	3,955,930
#*	Kirkland's, Inc.	79,973	91,969
	Kohl's Corp.	362,299	15,488,282
#*	Kontoor Brands, Inc.	30,814	1,175,246
#*	Koss Corp.	1,533	2,254
#	L Brands, Inc.	410,724	9,512,368
*	Lakeland Industries, Inc.	13,493	188,092
#*	Lands' End, Inc.	67,776	789,590
	Las Vegas Sands Corp.	306,555	20,021,107
*	Laureate Education, Inc., Class A	64,944	1,353,433
*»	Lazare Kaplan International Inc.	1,600	225
	La-Z-Boy, Inc.	108,650	3,329,036
#*	Lazydays Holdings, Inc.	2,974	12,372
#	LCI Industries	58,916	6,361,161
*	Leaf Group, Ltd.	41,223	143,868
	Lear Corp.	136,941	16,868,392
#	Leggett & Platt, Inc.	268,693	12,787,100
	Lennar Corp., Class A	263,561	17,489,908
	Lennar Corp., Class B	26,101	1,370,564
#*	LGI Homes, Inc.	51,397	4,098,397
#*	Libbey, Inc.	57,764	76,826
#	Lifetime Brands, Inc.	37,101	251,174
*	Lincoln Educational Services Corp.	13,808	32,587
#*	Liquidity Services, Inc.	81,845	435,415
#	Lithia Motors, Inc., Class A	58,239	7,899,538
*	LKQ Corp.	411,104	13,436,934

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lowe's Cos., Inc.	631,829	$73,443,803
*	Luby's, Inc.	599,043	1,449,684
*	Lululemon Athletica, Inc.	87,503	20,947,343
#*	Lumber Liquidators Holdings, Inc.	63,876	486,096
*	M/I Homes, Inc.	45,749	2,030,798
#	Macy's, Inc.	884,609	14,109,514
*	Malibu Boats, Inc., Class A	54,605	2,391,153
#	Marine Products Corp.	11,488	160,832
*	MarineMax, Inc.	72,254	1,440,022
	Marriott International, Inc., Class A	216,718	30,353,523
	Marriott Vacations Worldwide Corp.	98,475	11,840,634
*	MasterCraft Boat Holdings, Inc.	56,668	995,657
#*	Mattel, Inc.	279,065	4,082,721
	McDonald's Corp.	422,272	90,353,540
	MDC Holdings, Inc.	149,938	6,318,387
»	Media General, Inc.	34,446	3,255
*	Meritage Homes Corp.	85,142	6,041,676
	MGM Resorts International	434,678	13,501,099
#*	Michaels Cos., Inc. (The)	288,163	1,420,644
*	Modine Manufacturing Co.	158,017	1,110,860
*	Mohawk Industries, Inc.	108,478	14,284,383
#*	Monarch Casino & Resort, Inc.	6,425	344,894
#	Monro, Inc.	61,047	3,827,647
#*	Motorcar Parts of America, Inc.	61,000	1,211,460
#	Movado Group, Inc.	34,626	596,260
*	Murphy USA, Inc.	86,948	8,883,477
	Nathan's Famous, Inc.	8,747	577,302
*	National Vision Holdings, Inc.	131,867	4,499,302
*	Nautilus, Inc.	69,651	221,490
*	New Home Co., Inc. (The)	62,065	323,979
	Newell Brands, Inc.	608,841	11,890,665
	NIKE, Inc., Class B	897,617	86,440,517
	Nobility Homes, Inc.	1,105	26,299
#*	Noodles & Co.	11,233	80,204
#	Nordstrom, Inc.	301,062	11,097,145
*	Norwegian Cruise Line Holdings, Ltd.	314,847	16,954,511
*	NVR, Inc.	4,840	18,474,135
	Office Depot, Inc.	1,417,061	3,145,875
#*	Ollie's Bargain Outlet Holdings, Inc.	87,334	4,632,195
*	O'Reilly Automotive, Inc.	69,833	28,359,181
#	Oxford Industries, Inc.	37,278	2,587,093
	P&F Industries, Inc., Class A	504	3,528
	Papa John's International, Inc.	60,974	3,949,896
#*	Party City Holdco, Inc.	225,698	650,010
*	Penn National Gaming, Inc.	165,502	4,936,925
#	Penske Automotive Group, Inc.	183,403	8,614,439
*	Perdoceo Education Corp.	170,116	3,024,662
#	PetMed Express, Inc.	41,776	1,053,173
#*	Pier 1 Imports, Inc.	30,023	94,272
*	Planet Fitness, Inc., Class A	148,329	11,983,500
*	PlayAGS, Inc.	13,971	143,622
#	Polaris, Inc.	124,799	11,461,540
	Pool Corp.	62,397	13,683,662
*	Potbelly Corp.	47,561	204,988
	PulteGroup, Inc.	525,103	23,445,849
	PVH Corp.	124,180	10,824,771
#*	Quotient Technology Inc.	154,894	1,559,783
*	Qurate Retail Group, Inc., Class B	1,148	9,815
*	Qurate Retail, Inc.	634,821	5,415,023

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ralph Lauren Corp.	83,751	$9,505,738
#	RCI Hospitality Holdings, Inc.	7,842	139,039
*	Red Lion Hotels Corp.	42,441	117,137
#*	Red Robin Gourmet Burgers, Inc.	31,584	1,038,166
	Red Rock Resorts, Inc., Class A	130,644	3,202,084
#*	Regis Corp.	95,191	1,477,364
	Rent-A-Center, Inc.	147,211	4,288,256
#*	RH	38,889	8,118,079
	Rocky Brands, Inc.	7,436	201,813
	Ross Stores, Inc.	310,236	34,805,377
	Royal Caribbean Cruises, Ltd.	209,096	24,480,960
*	RTW RetailWinds, Inc.	140,702	55,507
#*	Rubicon Project, Inc. (The)	100,461	940,315
	Ruth's Hospitality Group, Inc.	75,815	1,554,207
#*	Sally Beauty Holdings, Inc.	230,262	3,534,522
#*	Scientific Games Corp., Class A	143,586	3,566,676
#*	SeaWorld Entertainment, Inc.	113,281	3,903,663
*	Select Interior Concepts, Inc., Class A	24,436	201,841
	Service Corp. International	339,962	16,301,178
*	ServiceMaster Global Holdings, Inc.	235,509	8,490,099
#*	Shake Shack, Inc., Class A	38,688	2,609,506
*	Shiloh Industries, Inc.	115,649	392,050
#	Shoe Carnival, Inc.	30,846	1,106,138
#*	Shutterstock, Inc.	56,277	2,438,482
#	Signet Jewelers, Ltd.	158,314	3,848,613
	Six Flags Entertainment Corp.	147,192	5,612,431
*	Skechers U.S.A., Inc., Class A	290,701	10,869,310
*	Skyline Champion Corp.	126,195	3,628,106
#*	Sleep Number Corp.	72,144	3,721,909
#	Sonic Automotive, Inc., Class A	224,909	7,113,872
#*	Sonos, Inc.	37,766	518,150
#*	Sportsman's Warehouse Holdings, Inc.	127,409	825,610
#	Stage Stores, Inc.	261,687	293,089
*	Stamps.com, Inc.	39,336	2,930,139
	Standard Motor Products, Inc.	50,632	2,459,703
	Starbucks Corp.	736,489	62,476,362
	Steven Madden, Ltd.	167,192	6,446,924
*	Stoneridge, Inc.	73,619	2,051,025
	Strategic Education, Inc.	47,876	7,769,796
	Strattec Security Corp.	5,496	120,885
	Superior Group of Cos, Inc.	35,580	410,237
	Superior Industries International, Inc.	185,831	594,659
#*	Sypris Solutions, Inc.	12,624	12,005
#	Tailored Brands, Inc.	81,130	322,897
*	Tandy Leather Factory, Inc.	14,264	79,593
	Tapestry, Inc.	406,786	10,482,875
	Target Corp.	442,625	49,016,292
*	Taylor Morrison Home Corp.	235,694	6,099,761
*	Tempur Sealy International, Inc.	90,246	8,268,339
#	Tenneco, Inc., Class A	133,168	1,261,101
*	Tesla, Inc.	41,866	27,236,764
	Texas Roadhouse, Inc.	132,920	8,307,500
#	Thor Industries, Inc.	57,877	4,660,256
	Tiffany & Co.	148,446	19,894,733
	Tilly's, Inc., Class A	54,254	461,159
	TJX Cos., Inc. (The)	981,191	57,929,517
	Toll Brothers, Inc.	251,999	11,178,676
*	TopBuild Corp.	79,704	9,126,905
#*	Town Sports International Holdings, Inc.	20,795	43,670

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tractor Supply Co.	169,680	$15,771,756
*	TravelCenters of America, Inc.	13,556	228,283
*	TRI Pointe Group, Inc.	424,815	6,907,492
#*	Tuesday Morning Corp.	104,500	133,760
#	Tupperware Brands Corp.	91,580	573,291
#*	Turtle Beach Corp.	15,946	128,525
#	Twin River Worldwide Holding, Inc.	395	10,527
*	Ulta Salon Cosmetics & Fragrance, Inc.	59,707	15,996,102
#*	Under Armour, Inc., Class A	166,465	3,359,264
#*	Under Armour, Inc., Class C	224,900	4,039,204
*	Unifi, Inc.	58,794	1,265,247
	Unique Fabricating, Inc.	4,774	19,337
*	Universal Electronics, Inc.	29,638	1,467,970
*	Universal Technical Institute, Inc.	55,794	429,056
#*	Urban Outfitters, Inc.	267,944	6,859,366
#	Vail Resorts, Inc.	45,998	10,786,991
#*	Veoneer, Inc.	117,856	1,535,664
*	Vera Bradley, Inc.	97,904	937,920
	VF Corp.	215,700	17,896,629
#*	Vince Holding Corp.	4,110	60,705
*	Vista Outdoor, Inc.	129,441	961,747
#*	Visteon Corp.	58,740	4,688,039
*	VOXX International Corp.	79,250	340,775
#*	Wayfair, Inc., Class A	68,609	6,428,663
	Wendy's Co. (The)	404,973	8,775,765
	Weyco Group, Inc.	18,839	426,703
#	Whirlpool Corp.	130,168	19,026,657
#*	William Lyon Homes, Class A	71,191	1,650,919
#	Williams-Sonoma, Inc.	161,307	11,304,395
#	Wingstop, Inc.	51,536	4,780,995
	Winmark Corp.	6,666	1,326,334
#	Winnebago Industries, Inc.	83,091	4,550,063
	Wolverine World Wide, Inc.	179,001	5,651,062
#*	WW International, Inc	110,611	3,647,951
	Wyndham Destinations, Inc.	136,411	6,620,026
	Wyndham Hotels & Resorts, Inc.	155,184	8,871,869
	Wynn Resorts, Ltd.	127,360	16,067,738
	Yum! Brands, Inc.	194,397	20,561,371
#*	ZAGG, Inc.	74,257	561,383
*	Zovio, Inc.	67,684	107,618
*	Zumiez, Inc.	67,834	2,114,386
TOTAL CONSUMER DISCRETIONARY			3,324,681,560
CONSUMER STAPLES — (6.0%)
	Alico, Inc.	15,742	566,555
	Altria Group, Inc.	1,641,210	78,006,711
	Andersons, Inc. (The)	101,833	2,303,462
	Archer-Daniels-Midland Co.	470,549	21,061,773
#	B&G Foods, Inc.	152,098	2,442,694
#*	BJ's Wholesale Club Holdings, Inc.	178,045	3,653,483
#*	Boston Beer Co., Inc. (The), Class A	18,943	6,750,906
*	Bridgford Foods Corp.	5,919	112,816
	Brown-Forman Corp., Class A	53,539	3,440,952
#	Brown-Forman Corp., Class B	322,195	21,793,270
	Bunge, Ltd.	286,387	15,015,270
#	Calavo Growers, Inc.	34,865	2,671,008
#	Cal-Maine Foods, Inc.	96,764	3,453,507
#	Campbell Soup Co.	301,590	14,593,940
	Casey's General Stores, Inc.	71,921	11,569,212

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Central Garden & Pet Co.	25,073	$807,601
*	Central Garden & Pet Co., Class A	97,798	2,930,028
#*	Chefs' Warehouse, Inc. (The)	66,165	2,408,406
	Church & Dwight Co., Inc.	216,087	16,037,977
#	Clorox Co. (The)	135,380	21,296,628
	Coca-Cola Co. (The)	2,670,749	155,971,742
#	Coca-Cola Consolidated, Inc.	15,057	4,077,586
*	Coffee Holding Co., Inc.	300	1,218
	Colgate-Palmolive Co.	470,121	34,685,527
	Conagra Brands, Inc.	472,988	15,570,765
	Constellation Brands, Inc., Class A	95,065	17,900,740
	Constellation Brands, Inc., Class B	3,160	598,883
	Costco Wholesale Corp.	310,004	94,712,422
	Coty, Inc., Class A	991,259	10,170,317
#*	Craft Brew Alliance, Inc.	78,611	1,289,220
*	Cyanotech Corp.	800	1,944
*	Darling Ingredients, Inc.	272,984	7,406,056
#*	Dean Foods Co.	1,379,359	412,428
*	Edgewell Personal Care Co.	120,734	3,117,352
*	elf Beauty Inc.	88,378	1,385,767
#	Energizer Holdings, Inc.	9,472	438,175
	Estee Lauder Cos., Inc. (The), Class A	159,568	31,141,291
#*	Farmer Brothers Co.	62,976	754,452
#	Flowers Foods, Inc.	477,464	10,279,800
#	Fresh Del Monte Produce, Inc.	107,829	3,383,674
	General Mills, Inc.	434,315	22,679,929
#*	Hain Celestial Group, Inc. (The)	139,593	3,379,547
#*	Herbalife Nutrition, Ltd.	256,106	9,949,718
	Hershey Co. (The)	152,136	23,606,943
#	Hormel Foods Corp.	431,000	20,369,060
#*	Hostess Brands, Inc.	270,799	3,634,123
#	Ingles Markets, Inc., Class A	45,302	1,888,640
	Ingredion, Inc.	149,522	13,157,936
	Inter Parfums, Inc.	60,281	4,166,020
#	J&J Snack Foods Corp.	27,447	4,551,810
	JM Smucker Co. (The)	129,276	13,394,286
	John B. Sanfilippo & Son, Inc.	20,863	1,758,751
	Kellogg Co.	367,389	25,059,604
#	Keurig Dr Pepper, Inc.	200,413	5,717,783
	Kimberly-Clark Corp.	226,311	32,416,788
	Kraft Heinz Co. (The)	422,561	12,338,781
	Kroger Co. (The)	1,534,179	41,208,048
	Lamb Weston Holdings, Inc.	109,413	9,990,501
#	Lancaster Colony Corp.	50,961	7,881,119
*	Landec Corp.	58,908	659,770
#*	Lifevantage Corp.	11,327	185,536
*	Lifeway Foods, Inc.	13,678	30,776
#	Limoneira Co.	35,823	699,265
	Mannatech, Inc.	1,435	22,802
#	McCormick & Co., Inc.	4,298	704,786
#	McCormick & Co., Inc. Non-Voting	115,773	18,913,835
#	Medifast, Inc.	18,516	1,789,201
#	MGP Ingredients, Inc.	37,949	1,292,543
	Molson Coors Beverage Co., Class B	267,526	14,869,095
#	Molson Coors Brewing Co., Class A	1,162	71,039
	Mondelez International, Inc., Class A	577,565	33,140,680
*	Monster Beverage Corp.	212,304	14,139,446
#*	National Beverage Corp.	46,661	2,002,224
*	Natura & Co. Holding SA, ADR	210,922	4,614,973

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Natural Alternatives International, Inc.	9,699	$79,338
	Natural Grocers by Vitamin Cottage, Inc.	54,081	489,433
#	Natural Health Trends Corp.	13,193	47,495
*	Nature's Sunshine Products, Inc.	34,510	329,916
	Nu Skin Enterprises, Inc., Class A	130,288	4,246,086
#	Ocean Bio-Chem, Inc.	3,050	11,804
	Oil-Dri Corp. of America	8,525	301,785
	PepsiCo, Inc.	1,094,982	155,509,344
*	Performance Food Group Co.	240,204	12,440,165
	Philip Morris International, Inc.	813,534	67,279,262
*	Pilgrim's Pride Corp.	234,313	6,103,854
*	Post Holdings, Inc.	183,797	19,219,652
#	PriceSmart, Inc.	62,414	3,823,482
#*	Primo Water Corp.	60,077	905,360
	Procter & Gamble Co. (The)	1,579,025	196,778,095
#*	Pyxus International, Inc.	22,730	155,701
#*	Revlon, Inc., Class A	49,874	1,065,807
#*	RiceBran Technologies	1,380	1,697
#*	Rite Aid Corp.	52,805	631,020
#	Rocky Mountain Chocolate Factory, Inc.	5,266	43,708
*	S&W Seed Co.	43,698	93,951
	Sanderson Farms, Inc.	50,327	6,929,525
	Seaboard Corp.	550	2,120,586
*	Seneca Foods Corp., Class A	18,887	746,981
*	Seneca Foods Corp., Class B	1,493	58,085
*	Simply Good Foods Co. (The)	139,041	3,193,772
	SpartanNash Co.	89,956	1,095,664
	Spectrum Brands Holdings, Inc.	145,588	8,940,559
*	Sprouts Farmers Market, Inc.	313,232	4,895,816
	Sysco Corp.	384,001	31,541,842
#	Tootsie Roll Industries, Inc.	34,645	1,181,741
#*	TreeHouse Foods, Inc.	126,174	5,627,360
#	Turning Point Brands, Inc.	16,261	371,401
	Tyson Foods, Inc., Class A	308,170	25,464,087
#*	United Natural Foods, Inc.	188,440	1,356,768
	United-Guardian, Inc.	1,741	29,249
	Universal Corp.	58,667	3,118,151
*	US Foods Holding Corp.	406,829	16,342,321
*	USANA Health Sciences, Inc.	56,801	3,504,622
#	Vector Group, Ltd.	251,100	3,299,454
*	Veru, Inc.	32,722	114,527
#	Village Super Market, Inc., Class A	19,467	433,335
	Walgreens Boots Alliance, Inc.	596,150	30,314,227
	Walmart, Inc.	987,203	113,024,871
#	WD-40 Co.	17,112	3,196,864
#	Weis Markets, Inc.	60,371	2,215,012
TOTAL CONSUMER STAPLES			1,713,174,691
ENERGY — (4.3%)
#*	Abraxas Petroleum Corp.	382,209	87,526
	Adams Resources & Energy, Inc.	3,234	114,354
	Amplify Energy Corp.	73,216	394,634
#*	Antero Resources Corp.	447,117	827,166
#	Apache Corp.	686,104	18,826,694
*	Apergy Corp.	173,531	4,487,512
#	Arch Coal, Inc., Class A	57,218	2,948,444
	Archrock, Inc.	383,157	3,199,361
*	Ardmore Shipping Corp.	67,647	416,029
*	Aspen Aerogels, Inc.	34,067	281,734

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Baker Hughes Co.	431,206	$9,339,922
#*	Basic Energy Services, Inc.	63,651	15,544
	Berry Petroleum Corp.	86,019	589,230
*	Bonanza Creek Energy, Inc.	55,976	1,018,203
	Cabot Oil & Gas Corp.	586,556	8,264,574
	Cactus, Inc., Class A	56,355	1,624,151
#*	California Resources Corp.	70,009	513,866
#*	Callon Petroleum Co.	1,476,306	4,428,918
*	Centennial Resource Development, Inc., Class A	432,208	1,408,998
*	Cheniere Energy, Inc.	194,072	11,496,825
#*	Chesapeake Energy Corp.	2,203,615	1,127,810
	Chevron Corp.	1,555,215	166,625,735
	Cimarex Energy Co.	173,207	7,602,055
*	Clean Energy Fuels Corp.	435,733	1,002,186
#*	CNX Resources Corp.	567,658	4,104,167
	Concho Resources, Inc.	269,670	20,435,593
	ConocoPhillips	1,087,136	64,608,492
#*	CONSOL Energy, Inc.	77,032	626,270
#*	Contango Oil & Gas Co.	156,462	611,766
	Continental Resources, Inc.	277,636	7,557,252
#	Core Laboratories NV	62,466	2,194,431
#	CVR Energy, Inc.	189,290	6,551,327
#*	Dawson Geophysical Co.	181,860	436,464
#	Delek US Holdings, Inc.	193,372	5,309,995
#*	Denbury Resources, Inc.	1,142,340	1,125,205
	Devon Energy Corp.	616,057	13,380,758
#	DHT Holdings, Inc.	837,898	4,717,366
#*	Diamond Offshore Drilling, Inc.	311,149	1,440,620
	Diamondback Energy, Inc.	212,524	15,811,786
#	DMC Global, Inc.	38,491	1,610,079
*	Dorian LPG, Ltd.	123,782	1,624,020
#*	Dril-Quip, Inc.	137,489	5,623,300
#*	Earthstone Energy, Inc., Class A	53,052	265,260
#	EnLink Midstream LLC	258,961	1,302,574
	EOG Resources, Inc.	538,273	39,245,484
#*	Epsilon Energy, Ltd.	60,463	190,458
#	EQT Corp.	316,689	1,915,968
#	Equitrans Midstream Corp.	182,250	1,762,358
*	Era Group, Inc.	46,346	460,679
	Evolution Petroleum Corp.	65,263	328,926
*	Exterran Corp.	103,161	557,069
#*	Extraction Oil & Gas, Inc.	183,432	260,473
	Exxon Mobil Corp.	3,504,925	217,725,941
*	Forum Energy Technologies, Inc.	380,858	403,709
*	Frank's International NV	408,700	1,430,450
#	GasLog, Ltd.	156,301	1,012,830
*	Geospace Technologies Corp.	24,656	330,637
#*	Goodrich Petroleum Corp.	25,923	173,943
#	Green Plains, Inc.	115,218	1,436,768
*	Gulf Island Fabrication, Inc.	82,156	418,996
#*	Gulfport Energy Corp.	524,454	812,904
	Hallador Energy Co.	65,926	109,437
	Halliburton Co.	832,741	18,162,081
*	Helix Energy Solutions Group, Inc.	332,479	2,772,875
	Helmerich & Payne, Inc.	193,524	7,847,398
	Hess Corp.	340,102	19,239,570
#*	HighPoint Resources Corp.	372,807	432,456
	HollyFrontier Corp.	392,539	17,632,852
#*	Independence Contract Drilling, Inc.	44,418	31,199

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	International Seaways, Inc.	66,033	$1,469,895
*	ION Geophysical Corp.	85,439	489,565
	Kinder Morgan, Inc.	1,591,949	33,223,976
#*	KLX Energy Services Holdings, Inc.	51,463	207,911
	Kosmos Energy, Ltd.	816,064	4,170,087
#*	Laredo Petroleum, Inc.	738,641	1,270,463
#	Liberty Oilfield Services, Inc., Class A	59,950	508,376
#*	Lonestar Resources US, Inc., Class A	71,328	129,817
#	Mammoth Energy Services, Inc.	44,723	63,507
	Marathon Oil Corp.	1,269,523	14,434,477
	Marathon Petroleum Corp.	628,210	34,237,445
#*	Matador Resources Co.	313,270	4,595,671
*	Matrix Service Co.	61,721	1,241,827
#*	Mexco Energy Corp.	684	2,516
*	Mitcham Industries, Inc.	58,960	167,446
#*	Montage Resources Corp.	19,882	72,569
#	Murphy Oil Corp.	393,885	8,255,830
#	Nabors Industries, Ltd.	1,351,586	2,797,783
	NACCO Industries, Inc., Class A	14,146	666,842
	National Oilwell Varco, Inc.	489,528	10,089,172
*	Natural Gas Services Group, Inc.	26,712	281,010
#	Navios Maritime Acquisition Corp.	4,219	22,361
#*	NCS Multistage Holdings, Inc.	2,971	4,546
*	Newpark Resources, Inc.	201,747	1,008,735
*	NexTier Oilfield Solutions, Inc.	530,479	2,731,967
#*	Noble Corp. P.L.C.	604,069	487,967
	Noble Energy, Inc.	552,260	10,918,180
	Nordic American Tankers, Ltd.	43,238	146,144
#*	Northern Oil and Gas, Inc.	889,706	1,476,912
*	Oasis Petroleum, Inc.	958,547	2,156,731
	Occidental Petroleum Corp.	958,748	38,081,471
*	Oceaneering International, Inc.	467,889	5,806,502
*	Oil States International, Inc.	233,072	2,512,516
	ONEOK, Inc.	369,423	27,658,700
*	Overseas Shipholding Group, Inc., Class A	64,872	115,472
#*	Pacific Ethanol, Inc.	402,155	260,918
	Panhandle Oil and Gas, Inc., Class A	37,570	271,631
*	Par Pacific Holdings, Inc.	126,281	2,540,774
	Parsley Energy, Inc., Class A	507,248	8,440,607
	Patterson-UTI Energy, Inc.	457,016	3,628,707
	PBF Energy, Inc., Class A	329,983	9,008,536
#*	PDC Energy, Inc.	323,244	6,978,838
#	Peabody Energy Corp.	276,515	1,869,241
*	Penn Virginia Corp.	41,437	885,509
	Phillips 66	307,331	28,080,833
	Pioneer Natural Resources Co.	186,726	25,208,010
*	PrimeEnergy Resources Corp.	2,614	380,729
#*	Profire Energy, Inc.	14,618	20,319
*	ProPetro Holding Corp.	236,107	2,299,682
	QEP Resources, Inc.	543,567	1,723,107
#*	Quintana Energy Services, Inc.	27,342	65,347
#	Range Resources Corp.	593,076	1,779,228
*	Ranger Energy Services, Inc.	10,562	73,934
#*	Renewable Energy Group, Inc.	98,363	2,584,980
*	REX American Resources Corp.	8,700	655,545
#*	RigNet, Inc.	29,866	124,243
#*	Ring Energy, Inc.	128,562	277,694
#	RPC, Inc.	303,539	1,375,032
*	SandRidge Energy, Inc.	86,559	220,725

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Schlumberger, Ltd.	955,359	$32,014,080
#	Scorpio Tankers, Inc.	132,288	3,087,602
*	SEACOR Holdings, Inc.	42,854	1,610,882
*	SEACOR Marine Holdings, Inc.	66,335	692,537
*	Select Energy Services, Inc., Class A	190,039	1,322,671
#	SFL Corp., Ltd.	263,890	3,493,904
#*	SilverBow Resources, Inc.	16,003	85,136
#	SM Energy Co.	403,714	3,706,095
#*	Smart Sand, Inc.	48,900	99,267
#	Solaris Oilfield Infrastructure, Inc., Class A	67,049	773,075
#*	Southwestern Energy Co.	1,977,940	3,105,366
*	Talos Energy, Inc.	151,755	3,329,505
#	Targa Resources Corp.	315,948	11,532,102
	TechnipFMC P.L.C.	433,108	7,150,613
#	Teekay Corp.	111,937	398,496
#*	Teekay Tankers, Ltd., Class A	122,071	1,988,537
*	TETRA Technologies, Inc.	315,099	482,101
#*	Tidewater, Inc.	82,488	1,252,168
#*	Transocean, Ltd.	763,592	3,481,980
#*	Unit Corp.	245,928	98,322
#	US Silica Holdings, Inc.	198,276	1,019,139
*	VAALCO Energy, Inc.	15,862	35,531
#	Valaris P.L.C.	767,424	3,921,537
	Valero Energy Corp.	426,258	35,937,812
*	W&T Offshore, Inc.	294,111	1,217,620
#*	Whiting Petroleum Corp.	272,163	1,235,620
	Williams Cos., Inc. (The)	690,271	14,281,707
	World Fuel Services Corp.	148,419	5,806,151
*	WPX Energy, Inc.	992,834	11,864,366
TOTAL ENERGY			1,205,956,137
FINANCIALS — (14.4%)
#*	1347 Property Insurance Holdings, Inc.	1,369	7,803
	1st Constitution Bancorp	16,553	333,543
	1st Source Corp.	59,316	2,799,122
	ACNB Corp.	13,445	430,912
	Affiliated Managers Group, Inc.	66,804	5,334,299
	Aflac, Inc.	505,747	26,081,373
*	Alleghany Corp.	13,054	10,412,654
#*	Allegiance Bancshares, Inc.	44,467	1,654,172
	Allstate Corp. (The)	231,917	27,491,441
	Ally Financial, Inc.	566,494	18,144,803
*	A-Mark Precious Metals, Inc.	8,896	70,990
*	Ambac Financial Group, Inc.	25,628	549,208
	American Equity Investment Life Holding Co.	190,721	5,036,942
	American Express Co.	497,174	64,567,987
	American Financial Group, Inc.	119,839	13,037,285
	American International Group, Inc.	525,775	26,425,451
	American National Bankshares, Inc.	22,485	766,739
	American National Insurance Co.	27,596	3,039,975
	American River Bankshares	8,283	119,855
	Ameriprise Financial, Inc.	242,293	40,077,685
	Ameris Bancorp	156,859	6,304,163
	AMERISAFE, Inc.	40,310	2,758,010
	AmeriServ Financial, Inc.	8,436	34,588
#	Ames National Corp.	17,858	476,451
	Aon P.L.C.	157,202	34,623,740
*	Arch Capital Group, Ltd.	332,731	14,693,401
	Ares Management Corp., Class A	94,871	3,421,048

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Argo Group International Holdings, Ltd.	75,102	$4,926,691
	Arrow Financial Corp.	30,445	1,067,402
	Arthur J Gallagher & Co.	196,748	20,180,442
	Artisan Partners Asset Management, Inc., Class A	84,954	2,837,464
	Associated Banc-Corp	277,595	5,532,468
#	Associated Capital Group, Inc., Class A	5,637	235,457
	Assurant, Inc.	110,847	14,472,184
	Assured Guaranty, Ltd.	217,694	9,979,093
*	Asta Funding, Inc.	1,215	12,478
*	Athene Holding, Ltd., Class A	222,387	9,687,178
	Atlantic American Corp.	2,737	6,049
*	Atlantic Capital Bancshares, Inc.	57,342	1,082,044
	Atlantic Union Bankshares Corp.	170,826	5,755,128
*	Atlanticus Holdings Corp.	14,132	197,283
#	Auburn National Bancorporation, Inc.	1,203	68,571
	Axis Capital Holdings, Ltd.	137,209	8,815,678
*	Axos Financial, Inc.	141,091	3,974,533
#	Banc of California, Inc.	108,829	1,736,911
	BancFirst Corp.	63,148	3,649,954
	Bancorp 34, Inc.	1,370	21,304
*	Bancorp, Inc. (The)	151,240	1,789,169
	BancorpSouth Bank	159,590	4,559,486
	Bank of America Corp.	5,282,983	173,440,332
	Bank of Commerce Holdings	33,443	357,840
#	Bank of Hawaii Corp.	76,053	6,814,349
	Bank of Marin Bancorp	24,066	1,060,348
	Bank of New York Mellon Corp. (The)	632,620	28,328,724
	Bank of NT Butterfield & Son, Ltd. (The)	122,550	4,071,111
	Bank of Princeton (The)	9,863	300,822
#	Bank of South Carolina Corp.	5,861	111,418
	Bank of the James Financial Group, Inc.	3,058	44,953
	Bank OZK	227,261	6,176,954
	BankFinancial Corp.	29,449	367,229
	BankUnited, Inc.	186,055	6,139,815
	Bankwell Financial Group, Inc.	8,501	229,782
	Banner Corp.	79,398	4,092,967
	Bar Harbor Bankshares	22,343	491,546
#*	Baycom Corp.	2,513	56,442
	BCB Bancorp, Inc.	29,823	391,278
*	Berkshire Hathaway, Inc., Class B	1,192,385	267,606,966
	Berkshire Hills Bancorp, Inc.	114,772	3,230,832
	BGC Partners, Inc., Class A	636,889	3,674,850
	BlackRock, Inc.	61,808	32,594,449
#	Blackstone Group, Inc. (The), Class A	230,363	14,068,268
*	Blucora, Inc.	54,213	1,222,503
#	Blue Capital Reinsurance Holdings, Ltd.	11,797	82,343
	BOK Financial Corp.	97,679	7,706,873
	Boston Private Financial Holdings, Inc.	215,928	2,461,579
	Bridge Bancorp, Inc.	43,043	1,306,355
*	Bridgewater Bancshares, Inc.	13,739	181,355
*	Brighthouse Financial, Inc.	138,514	5,388,195
*	BrightSphere Investment Group P.L.C.	162,492	1,496,551
	Brookline Bancorp, Inc.	184,809	2,809,097
	Brown & Brown, Inc.	396,586	17,806,711
	Bryn Mawr Bank Corp.	45,559	1,709,374
	C&F Financial Corp.	6,412	320,921
	Cadence BanCorp	287,167	4,488,420
#	Cambridge Bancorp	533	38,472
	Camden National Corp.	33,820	1,598,333

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Cannae Holdings, Inc.	162,878	$6,622,619
#	Capital City Bank Group, Inc.	34,927	996,118
	Capital One Financial Corp.	337,722	33,704,656
	Capitol Federal Financial, Inc.	321,693	4,239,914
	Capstar Financial Holdings, Inc.	35,598	532,902
	Carolina Financial Corp.	49,591	1,901,815
#*»	Carolina Trust Bancshares, Inc.	9,514	121,079
#	Cathay General Bancorp	134,527	4,851,044
	Cboe Global Markets, Inc.	92,718	11,424,712
	CBTX, Inc.	12,697	375,196
	CenterState Bank Corp.	204,803	4,620,356
#*	Central Federal Corp.	2,535	35,338
	Central Pacific Financial Corp.	40,190	1,114,469
	Central Valley Community Bancorp	13,713	257,667
	Century Bancorp, Inc., Class A	7,876	677,336
	Charles Schwab Corp. (The)	759,891	34,613,035
	Chemung Financial Corp.	9,008	357,347
	Chubb, Ltd.	274,986	41,795,122
	Cincinnati Financial Corp.	118,249	12,410,233
#	CIT Group, Inc.	179,287	8,195,209
	Citigroup, Inc.	1,414,364	105,242,825
	Citizens & Northern Corp.	13,301	340,107
	Citizens Community Bancorp, Inc.	18,370	220,073
	Citizens Financial Group, Inc.	371,545	13,851,198
	Citizens Holding Co.	1,272	27,412
#*	Citizens, Inc.	39,312	238,231
#	City Holding Co.	32,787	2,481,320
	Civista Bancshares, Inc.	27,140	597,351
	CME Group, Inc.	152,641	33,139,888
	CNA Financial Corp.	59,139	2,639,374
	CNB Financial Corp.	32,003	946,009
	CNO Financial Group, Inc.	184,317	3,242,136
*	Coastal Financial Corp.	3,622	64,472
	Codorus Valley Bancorp, Inc.	17,121	373,238
#	Cohen & Steers, Inc.	126,259	9,340,641
	Colony Bankcorp, Inc.	13,348	204,892
#	Columbia Banking System, Inc.	162,110	6,273,657
	Comerica, Inc.	198,601	12,146,437
#	Commerce Bancshares, Inc.	218,164	14,760,976
	Commercial National Financial Corp.	847	17,347
#	Community Bank System, Inc.	124,480	8,249,290
	Community Bankers Trust Corp.	39,875	352,096
#	Community Financial Corp. (The)	9,835	334,390
#*	Community First Bancshares, Inc.	8,736	101,862
	Community Trust Bancorp, Inc.	39,856	1,743,700
	Community West Bancshares	9,137	100,507
	ConnectOne Bancorp, Inc.	97,245	2,295,954
#*	Consumer Portfolio Services, Inc.	157,440	555,763
#	County Bancorp, Inc.	12,334	311,434
#*	Cowen, Inc., Class A	33,497	538,297
#	Crawford & Co., Class A	75,829	662,745
	Crawford & Co., Class B	53,098	424,253
#*	Credit Acceptance Corp.	29,350	12,590,563
#	Cullen/Frost Bankers, Inc.	97,374	8,681,866
*	Customers Bancorp, Inc.	71,646	1,531,791
	CVB Financial Corp.	243,472	5,056,913
	Diamond Hill Investment Group, Inc.	10,114	1,423,748
	Dime Community Bancshares, Inc.	85,536	1,660,254
	Discover Financial Services	585,435	43,983,732

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc., Class A	122,002	$1,701,928
	Donegal Group, Inc., Class B	2,147	25,914
*	Donnelley Financial Solutions, Inc.	92,759	840,397
	E*TRADE Financial Corp.	351,052	14,961,836
	Eagle Bancorp Montana, Inc.	10,879	228,677
	Eagle Bancorp, Inc.	75,384	3,294,281
#	East West Bancorp, Inc.	229,404	10,515,879
	Eaton Vance Corp.	208,695	9,547,796
#*	eHealth, Inc.	34,428	3,620,448
*	Elevate Credit, Inc.	58,383	339,205
#	Elmira Savings Bank	3,961	64,960
	Employers Holdings, Inc.	85,198	3,633,695
#*	Encore Capital Group, Inc.	82,938	2,815,745
*	Enova International, Inc.	120,189	3,011,936
*	Enstar Group, Ltd.	26,644	5,203,307
	Enterprise Bancorp, Inc.	8,490	263,360
	Enterprise Financial Services Corp.	58,753	2,556,343
	Equitable Holdings, Inc.	36,815	884,296
*	Equity Bancshares, Inc., Class A	33,162	890,731
#	Erie Indemnity Co., Class A	60,466	10,067,589
*	Esquire Financial Holdings, Inc.	10,386	236,282
	ESSA Bancorp, Inc.	9,594	162,618
	Essent Group, Ltd.	161,779	8,025,856
	Evans Bancorp, Inc.	8,786	343,005
	Evercore, Inc., Class A	85,610	6,559,438
	Everest Re Group, Ltd.	39,665	10,970,149
#*	EZCORP, Inc., Class A	137,118	852,874
#	FactSet Research Systems, Inc.	44,893	12,844,336
#	Farmers & Merchants Bancorp, Inc.	1,121	32,957
	Farmers National Banc Corp.	27,473	434,623
	Fauquier Bankshares, Inc.	1,888	39,025
	FB Financial Corp.	68,781	2,452,043
	FBL Financial Group, Inc., Class A	54,406	2,925,955
	Federal Agricultural Mortgage Corp., Class A	1,374	93,006
	Federal Agricultural Mortgage Corp., Class C	20,856	1,591,313
	Federated Investors, Inc., Class B	226,870	8,219,500
	FedNat Holding Co.	36,099	560,617
*	FFBW, Inc.	7,231	77,444
#	Fidelity D&D Bancorp, Inc.	1,322	75,156
	Fidelity National Financial, Inc.	320,078	15,603,802
	Fifth Third Bancorp	940,655	26,761,635
	Financial Institutions, Inc.	41,909	1,291,216
	First American Financial Corp.	203,664	12,623,095
	First Bancorp	68,671	2,436,447
	First BanCorp	479,927	4,448,923
	First Bancorp, Inc.	21,518	608,529
	First Bancshares, Inc.	200	3,196
	First Bancshares, Inc. (The)	6,909	237,808
#	First Bank	19,222	205,675
	First Busey Corp.	123,663	3,153,407
	First Business Financial Services, Inc.	16,313	410,761
#	First Capital, Inc.	3,880	256,507
	First Choice Bancorp	7,938	193,211
	First Citizens BancShares, Inc., Class A	21,322	11,232,856
	First Commonwealth Financial Corp.	249,865	3,378,175
	First Community Bancshares, Inc.	39,477	1,157,071
#	First Community Corp.	13,022	267,342
	First Defiance Financial Corp.	43,324	1,273,292
	First Financial Bancorp	233,511	5,613,604

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	First Financial Bankshares, Inc.	212,046	$7,107,782
	First Financial Corp.	12,021	501,636
	First Financial Northwest, Inc.	14,137	206,824
	First Foundation, Inc.	97,966	1,616,439
	First Hawaiian, Inc.	177,102	5,146,584
	First Horizon National Corp.	519,849	8,317,584
	First Internet Bancorp	19,229	509,761
	First Interstate BancSystem, Inc., Class A	86,841	3,343,379
	First Merchants Corp.	134,391	5,342,042
	First Mid Bancshares, Inc.	19,699	645,142
	First Midwest Bancorp, Inc.	236,280	4,711,423
	First Northwest Bancorp	19,278	304,400
	First of Long Island Corp. (The)	52,643	1,161,305
	First Republic Bank	144,439	16,015,396
	First Savings Financial Group, Inc.	905	57,920
	First United Corp.	12,304	294,189
	First US Bancshares, Inc.	5,297	59,591
*	First Western Financial, Inc.	526	8,774
	FirstCash, Inc.	97,481	8,477,923
	Flagstar Bancorp, Inc.	129,652	4,568,936
	Flushing Financial Corp.	85,352	1,695,944
	FNB Corp.	525,072	6,127,590
	Franklin Financial Network, Inc.	31,196	1,150,197
	Franklin Resources, Inc.	482,880	12,216,864
	FS Bancorp, Inc.	9,089	497,350
	Fulton Financial Corp.	386,777	6,370,217
#*	FVCBankcorp, Inc.	1,234	19,682
#	GAIN Capital Holdings, Inc.	69,790	272,879
*	GAINSCO, Inc.	513	16,480
	GAMCO Investors, Inc., Class A	20,016	331,265
*	Genworth Financial, Inc., Class A	554,579	2,273,774
#	German American Bancorp, Inc.	58,488	1,999,705
#	Glacier Bancorp, Inc.	156,747	6,641,370
	Global Indemnity, Ltd.	19,910	627,762
	Globe Life, Inc	88,580	9,235,351
	Goldman Sachs Group, Inc. (The)	228,811	54,399,815
#	Goosehead Insurance, Inc., Class A	8,995	469,359
*	Great Elm Capital Group, Inc.	33,083	99,249
	Great Southern Bancorp, Inc.	32,348	1,840,925
	Great Western Bancorp, Inc.	132,496	3,915,257
*	Green Dot Corp., Class A	116,002	3,489,340
#	Greenhill & Co., Inc.	62,640	980,942
#*	Greenlight Capital Re, Ltd., Class A	91,104	848,178
	Guaranty Bancshares, Inc.	10,937	334,672
	Guaranty Federal Bancshares, Inc.	6,257	148,604
*	Hallmark Financial Services, Inc.	16,543	284,540
	Hamilton Lane, Inc., Class A	37,790	2,454,461
	Hancock Whitney Corp.	162,181	6,445,073
	Hanmi Financial Corp.	77,679	1,306,561
	Hanover Insurance Group, Inc. (The)	81,151	11,245,906
*	HarborOne Bancrop, Inc.	45,499	496,394
	Hartford Financial Services Group, Inc. (The)	527,044	31,243,168
#	Hawthorn Bancshares, Inc.	10,103	229,843
#	HCI Group, Inc.	21,758	963,227
	Heartland Financial USA, Inc.	82,829	4,051,166
#	Hennessy Advisors, Inc.	13,944	139,440
	Heritage Commerce Corp.	124,389	1,442,912
	Heritage Financial Corp.	80,645	2,079,028
	Heritage Insurance Holdings, Inc.	63,831	769,802

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hilltop Holdings, Inc.	177,004	$4,007,371
	Hingham Institution for Savings	3,464	725,327
*	HMN Financial, Inc.	6,890	144,070
	Home Bancorp, Inc.	14,364	510,784
#	Home BancShares, Inc.	340,401	6,508,467
	Home Federal Bancorp, Inc.	1,074	37,708
*	HomeStreet, Inc.	50,976	1,636,839
	HomeTrust Bancshares, Inc.	761	20,182
	Hope Bancorp, Inc.	306,541	4,262,453
	Horace Mann Educators Corp.	93,510	4,021,865
	Horizon Bancorp, Inc.	100,326	1,697,516
	Houlihan Lokey, Inc.	61,437	3,185,508
*	Howard Bancorp, Inc.	31,934	539,365
	Huntington Bancshares, Inc.	1,399,965	18,997,525
	IBERIABANK Corp.	87,670	6,374,486
#*	ICC Holdings, Inc.	1,000	13,510
#	IF Bancorp, Inc.	2,855	64,951
	Independence Holding Co.	20,781	841,423
	Independent Bank Corp.	55,436	4,002,479
	Independent Bank Corp.	53,637	1,146,759
	Independent Bank Group, Inc.	90,327	4,834,301
#	Interactive Brokers Group, Inc., Class A	179,346	8,429,262
	Intercontinental Exchange, Inc.	302,362	30,157,586
	International Bancshares Corp.	148,121	5,835,967
*	INTL. FCStone, Inc.	34,586	1,648,369
	Invesco, Ltd.	471,520	8,157,296
	Investar Holding Corp.	18,897	417,813
	Investors Bancorp, Inc.	496,062	5,994,909
	Investors Title Co.	3,752	592,066
	James River Group Holdings, Ltd.	82,697	3,551,009
#	Janus Henderson Group P.L.C.	263,590	6,660,919
	Jefferies Financial Group, Inc.	412,078	8,917,368
	JPMorgan Chase & Co.	2,760,701	365,406,384
	Kearny Financial Corp.	226,848	2,801,573
	Kemper Corp.	117,886	8,773,076
#	Kentucky First Federal Bancorp	6,958	53,577
	KeyCorp	826,800	15,469,428
	Kingstone Cos., Inc.	16,836	133,004
	Kinsale Capital Group, Inc.	24,552	2,804,329
	KKR & Co., Inc., Class A	42,942	1,369,850
	Ladenburg Thalmann Financial Services, Inc.	149,886	523,102
	Lake Shore Bancorp, Inc.	2,985	45,521
	Lakeland Bancorp, Inc.	109,407	1,776,770
#	Lakeland Financial Corp.	51,149	2,426,509
	Landmark Bancorp, Inc.	6,246	154,651
	Lazard, Ltd., Class A	215,792	9,054,632
	LCNB Corp.	24,728	409,743
	Legg Mason, Inc.	261,428	10,234,906
#*	LendingClub Corp.	198,186	2,322,740
#*	LendingTree, Inc.	11,884	3,698,301
	Level One Bancorp, Inc.	7,157	177,923
*	Limestone Bancorp, Inc.	8,255	138,271
	Lincoln National Corp.	166,409	9,065,962
#	Live Oak Bancshares, Inc.	81,213	1,419,603
	Loews Corp.	248,834	12,802,509
	LPL Financial Holdings, Inc.	172,583	15,900,072
	M&T Bank Corp.	154,507	26,037,520
	Macatawa Bank Corp.	68,654	724,300
	Mackinac Financial Corp.	18,037	272,719

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Magyar Bancorp, Inc.	3,261	$39,980
#*	Maiden Holdings, Ltd.	225,364	198,320
*	MainStreet Bancshares, Inc.	901	19,822
*	Malvern Bancorp, Inc.	13,382	267,640
#	Manning & Napier, Inc.	13,893	26,397
*	Markel Corp.	9,716	11,396,577
	MarketAxess Holdings, Inc.	38,493	13,633,451
	Marlin Business Services Corp.	24,496	482,571
	Marsh & McLennan Cos., Inc.	323,485	36,185,032
#*	MBIA, Inc.	296,282	2,684,315
*	Mediaco Holding, Inc., Class A	1,734	12,572
	Mercantile Bank Corp.	34,968	1,145,901
	Mercury General Corp.	124,479	6,110,674
	Meridian Bancorp, Inc.	126,227	2,270,824
	Meta Financial Group, Inc.	84,877	3,159,122
	MetLife, Inc.	488,210	24,268,919
*	Metropolitan Bank Holding Corp.	3,159	155,265
	MGIC Investment Corp.	174,562	2,407,210
	Mid Penn Bancorp, Inc.	997	23,928
	Middlefield Banc Corp.	11,702	294,422
	Midland States Bancorp, Inc.	27,625	729,853
	MidWestOne Financial Group, Inc.	14,231	460,231
*	MMA Capital Holdings, Inc.	10,053	308,426
	Moelis & Co., Class A	103,565	3,728,340
	Moody's Corp.	129,454	33,242,493
	Morgan Stanley	875,324	45,744,432
	Morningstar, Inc.	75,621	11,864,179
#*	Mr Cooper Group, Inc.	20,870	258,371
#	MSB Financial Corp.	7,116	123,391
	MSCI, Inc.	73,583	21,030,021
	MutualFirst Financial, Inc.	17,603	655,360
	MVB Financial Corp.	18,456	368,751
	Nasdaq, Inc.	217,301	25,306,874
	National Bank Holdings Corp., Class A	82,515	2,689,989
	National Bankshares, Inc.	2,559	104,510
	National General Holdings Corp.	186,984	4,070,642
*	National Holdings Corp.	4,900	13,965
	National Security Group, Inc. (The)	312	4,600
	National Western Life Group, Inc., Class A	7,619	2,026,654
	Navient Corp.	636,655	9,155,099
	NBT Bancorp, Inc.	100,955	3,815,089
	Nelnet, Inc., Class A	74,678	4,276,062
#	New York Community Bancorp, Inc.	742,765	8,214,981
»	NewStar Financial, Inc.	119,659	50,519
*	NI Holdings, Inc.	14,645	224,801
*	Nicholas Financial, Inc.	9,629	79,728
*	Nicolet Bankshares, Inc.	14,133	998,496
*	NMI Holdings, Inc., Class A	135,194	4,315,392
*	Northeast Bank	16,291	326,960
	Northern Trust Corp.	233,466	22,835,309
	Northfield Bancorp, Inc.	130,203	2,068,926
	Northrim BanCorp, Inc.	8,802	331,219
	Northwest Bancshares, Inc.	242,565	3,814,335
	Norwood Financial Corp.	4,680	159,120
#	Oak Valley Bancorp	8,602	159,137
	OceanFirst Financial Corp.	133,774	3,111,583
	Oconee Federal Financial Corp.	365	9,570
*	Ocwen Financial Corp.	122,431	150,590
	OFG Bancorp	119,151	2,348,466

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Ohio Valley Banc Corp.	5,333	$176,256
	Old National Bancorp	352,951	6,321,352
	Old Point Financial Corp.	2,092	58,618
	Old Republic International Corp.	474,428	10,698,351
	Old Second Bancorp, Inc.	4,388	53,907
#*	On Deck Capital, Inc.	180,875	737,970
	OneMain Holdings, Inc.	299,718	12,699,052
	Oppenheimer Holdings, Inc., Class A	13,697	377,352
#	Opus Bank	84,211	2,242,960
#	Origin Bancorp, Inc.	3,001	105,755
	Orrstown Financial Services, Inc.	21,101	434,892
*	Pacific Mercantile Bancorp	39,209	271,718
	Pacific Premier Bancorp, Inc.	138,231	4,119,284
	PacWest Bancorp	172,640	6,051,032
#	Park National Corp.	35,587	3,379,697
#	Parke Bancorp, Inc.	23,581	507,463
	Pathfinder Bancorp, Inc.	4,141	57,353
	Patriot National Bancorp, Inc.	1,773	23,581
	PB Bancorp, Inc.	10,182	154,257
	PCB Bancorp	3,606	54,847
	PCSB Financial Corp.	28,016	556,958
	Peapack Gladstone Financial Corp.	40,657	1,188,404
	Penns Woods Bancorp, Inc.	12,528	395,258
	Pennymac Financial Services, Inc.	119,598	4,032,845
	Peoples Bancorp of North Carolina, Inc.	6,872	187,949
	Peoples Bancorp, Inc.	44,002	1,431,825
	Peoples Financial Services Corp.	1,679	77,822
	People's United Financial, Inc.	678,625	10,464,397
	People's Utah Bancorp	20,747	541,082
	Pinnacle Financial Partners, Inc.	122,639	7,243,059
	Piper Sandler Cos.	33,328	2,747,227
	PJT Partners, Inc., Class A	34,315	1,579,176
	Plumas Bancorp	9,875	250,825
	PNC Financial Services Group, Inc. (The)	276,038	41,005,445
#*	Ponce de Leon Federal Bank	27,141	382,417
	Popular, Inc.	173,425	9,704,863
#*	PRA Group, Inc.	102,429	3,621,889
	Preferred Bank	32,744	1,968,242
	Premier Financial Bancorp, Inc.	23,639	401,863
	Primerica, Inc.	105,496	12,507,606
	Principal Financial Group, Inc.	352,310	18,654,814
	ProAssurance Corp.	120,584	3,662,136
	Progressive Corp. (The)	433,468	34,976,533
	Prosperity Bancshares, Inc.	169,474	11,897,075
	Protective Insurance Corp., Class A	1,488	22,320
	Protective Insurance Corp., Class B	19,634	306,094
#*	Provident Bancorp, Inc.	24,763	292,451
	Provident Financial Holdings, Inc.	16,764	368,976
	Provident Financial Services, Inc.	153,221	3,494,971
	Prudential Bancorp, Inc.	14,780	260,276
	Prudential Financial, Inc.	247,325	22,521,414
	Pzena Investment Management, Inc., Class A	8,560	70,106
	QCR Holdings, Inc.	35,080	1,441,788
	Radian Group, Inc.	139,181	3,408,543
#*	Randolph Bancorp, Inc.	7,527	119,002
	Raymond James Financial, Inc.	180,543	16,507,046
	RBB Bancorp	3,020	59,434
*	Regional Management Corp.	32,863	905,376
	Regions Financial Corp.	1,299,652	20,235,582

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Reinsurance Group of America, Inc.	76,308	$10,992,167
	RenaissanceRe Holdings, Ltd.	65,351	12,380,093
	Renasant Corp.	128,927	4,116,639
	Republic Bancorp, Inc., Class A	30,924	1,295,716
#*	Republic First Bancorp, Inc.	110,290	351,825
	Riverview Bancorp, Inc.	55,990	412,086
	RLI Corp.	70,993	6,603,059
	S&P Global, Inc.	192,072	56,417,309
	S&T Bancorp, Inc.	86,264	3,242,664
#	Safeguard Scientifics, Inc.	45,232	481,268
	Safety Insurance Group, Inc.	37,595	3,461,748
	Salisbury Bancorp, Inc.	4,314	191,757
	Sandy Spring Bancorp, Inc.	80,469	2,800,321
#	Santander Consumer USA Holdings, Inc.	563,100	14,989,722
	SB Financial Group, Inc.	9,396	177,772
	SB One Bancorp	21,162	505,772
*	Seacoast Banking Corp. of Florida	56,533	1,534,871
*	Security National Financial Corp., Class A	19,268	106,940
	SEI Investments Co.	223,958	14,615,499
*	Select Bancorp, Inc.	35,213	408,471
	Selective Insurance Group, Inc.	111,647	7,396,614
#	ServisFirst Bancshares, Inc.	103,724	3,811,857
	Severn Bancorp, Inc.	18,007	148,558
	Shore Bancshares, Inc.	23,908	388,505
#*	Siebert Financial Corp.	3,562	24,471
	Sierra Bancorp	32,365	866,735
	Signature Bank	68,898	9,775,937
	Silvercrest Asset Management Group, Inc., Class A	14,147	168,066
#	Simmons First National Corp., Class A	207,754	4,981,941
	SLM Corp.	949,216	10,365,439
	SmartFinancial, Inc.	11,445	247,441
	Sound Financial Bancorp, Inc.	3,278	118,860
	South State Corp.	70,122	5,301,924
*	Southern First Bancshares, Inc.	15,008	586,062
	Southern Missouri Bancorp, Inc.	8,071	287,489
	Southern National Bancorp of Virginia, Inc.	40,303	625,906
#	Southside Bancshares, Inc.	77,652	2,724,032
	Southwest Georgia Financial Corp.	2,225	75,650
*	Spirit of Texas Bancshares, Inc.	12,540	260,205
	Standard AVB Financial Corp.	3,796	117,714
	State Auto Financial Corp.	98,142	2,955,056
	State Street Corp.	274,944	20,794,015
	Sterling Bancorp	395,704	7,914,080
	Sterling Bancorp, Inc.	6,151	45,087
	Stewart Information Services Corp.	63,842	2,665,404
	Stifel Financial Corp.	125,704	8,131,792
	Stock Yards Bancorp, Inc.	53,081	2,056,358
	Summit Financial Group, Inc.	8,032	197,186
	Summit State Bank	6,914	89,744
*	SVB Financial Group	72,869	17,512,607
	Synchrony Financial	929,860	30,136,763
	Synovus Financial Corp.	326,305	11,427,201
	T Rowe Price Group, Inc.	316,998	42,328,743
	TCF Financial Corp.	291,351	12,318,320
	TD Ameritrade Holding Corp.	303,605	14,415,165
	Territorial Bancorp, Inc.	19,133	555,431
#	Teton Advisors, Inc., Class A	29	1,388
*	Texas Capital Bancshares, Inc.	97,717	5,370,526
#	TFS Financial Corp.	212,789	4,347,279

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
»	TheStreet.Com, Inc.	6,865	$618
*	Third Point Reinsurance, Ltd.	213,191	2,321,650
	Timberland Bancorp, Inc.	15,487	436,114
	Tiptree, Inc.	80,023	548,158
	Tompkins Financial Corp.	29,901	2,574,177
	Towne Bank	164,872	4,377,352
	Travelers Cos., Inc. (The)	318,553	41,927,946
	TriCo Bancshares	66,785	2,430,974
*	TriState Capital Holdings, Inc.	66,192	1,521,754
*	Triumph Bancorp, Inc.	58,000	2,260,840
	Truist Financial Corp.	930,234	47,972,167
#*	Trupanion, Inc.	10,562	337,139
	TrustCo Bank Corp. NY	237,789	1,885,667
#	Trustmark Corp.	149,722	4,788,110
	U.S. Bancorp.	1,015,383	54,038,683
	UMB Financial Corp.	80,523	5,351,559
	Umpqua Holdings Corp.	366,755	6,198,160
#*	Unico American Corp.	100	641
	Union Bankshares, Inc.	863	29,014
	United Bancorp, Inc.	5,663	79,339
	United Bancshares, Inc.	3,436	81,605
#	United Bankshares, Inc.	170,828	5,859,400
	United Community Banks, Inc.	175,819	4,908,866
	United Community Financial Corp.	113,049	1,235,626
	United Fire Group, Inc.	55,466	2,454,925
	United Insurance Holdings Corp.	95,897	972,396
	United Security Bancshares	37,670	366,906
	Unity Bancorp, Inc.	24,003	526,146
#	Universal Insurance Holdings, Inc.	92,219	2,244,610
	Univest Financial Corp.	63,661	1,581,339
	Unum Group	281,779	7,520,682
	Valley National Bancorp	704,111	7,414,289
	Value Line, Inc.	2,920	96,214
	Veritex Holdings, Inc.	74,410	2,107,291
#	Victory Capital Holdings, Inc., Class A	28,339	591,152
#	Virtu Financial, Inc., Class A	147,051	2,454,281
#	Virtus Investment Partners, Inc.	19,564	2,406,959
	Voya Financial, Inc.	220,302	13,158,638
#	Waddell & Reed Financial, Inc., Class A	201,451	3,219,187
	Walker & Dunlop, Inc.	82,766	5,493,179
	Washington Federal, Inc.	197,751	6,723,534
	Washington Trust Bancorp, Inc.	37,135	1,757,600
	Waterstone Financial, Inc.	59,896	1,047,581
	Webster Financial Corp.	164,857	7,395,485
#	Wellesley Bank	2,987	121,272
	Wells Fargo & Co.	3,514,207	164,956,877
	WesBanco, Inc.	145,308	4,812,601
	West Bancorporation, Inc.	35,687	816,875
#	Westamerica Bancorporation	52,898	3,351,617
	Western Alliance Bancorp	209,110	11,549,145
	Western New England Bancorp, Inc.	58,206	522,690
	Westwood Holdings Group, Inc.	18,495	519,340
	White Mountains Insurance Group, Ltd.	7,093	7,924,441
	Willis Towers Watson P.L.C.	106,622	22,528,162
	Wintrust Financial Corp.	100,877	6,383,497
#	WisdomTree Investments, Inc.	342,722	1,442,860
#*	World Acceptance Corp.	22,745	1,966,760
	WR Berkley Corp.	213,932	15,730,420
	WSFS Financial Corp.	121,870	4,861,394

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	WVS Financial Corp.	803	$13,450
	Zions Bancorp NA	229,221	10,427,263
TOTAL FINANCIALS			4,081,972,754
HEALTH CARE — (11.3%)
	Abbott Laboratories	831,384	72,446,802
	AbbVie, Inc.	823,970	66,758,049
#*	Abeona Therapeutics, Inc.	6,035	13,096
#*	ABIOMED, Inc.	38,874	7,241,837
#*	Acadia Healthcare Co., Inc.	184,143	5,916,515
#*	ACADIA Pharmaceuticals, Inc.	61,410	2,452,715
#*	Acceleron Pharma Inc.	6,292	571,188
#*	Accuray, Inc.	69,870	271,794
#»	Achillion Pharmaceuticals, Inc.	363,663	129,456
#*	Acorda Therapeutics, Inc.	169,893	344,883
#*	Adamas Pharmaceuticals, Inc.	10,720	55,101
*	Addus HomeCare Corp.	25,128	2,370,576
*	Aduro Biotech, Inc.	35,083	58,939
#*	Adverum Biotechnologies, Inc.	102,108	1,007,806
#*	Aeglea BioTherapeutics, Inc.	41,751	303,112
#*	Affimed NV	36,928	96,751
	Agilent Technologies, Inc.	232,905	19,228,637
#*	Agios Pharmaceuticals, Inc.	38,210	1,861,973
#*	Akebia Therapeutics, Inc.	119,826	865,144
#*	Akorn, Inc.	219,108	335,235
#*	Albireo Pharma, Inc.	19,321	438,587
#*	Aldeyra Therapeutics, Inc.	32,429	173,171
*	Alexion Pharmaceuticals, Inc.	139,022	13,817,397
*	Align Technology, Inc.	89,519	23,015,335
*	Alkermes P.L.C.	89,787	1,563,192
#*	Allena Pharmaceuticals, Inc.	20,857	53,185
	Allergan P.L.C.	199,111	37,162,077
#*	Allscripts Healthcare Solutions, Inc.	385,394	3,306,681
#*	Alnylam Pharmaceuticals, Inc.	51,995	5,968,506
#*	Alphatec Holdings, Inc.	18,887	131,454
#*	Alpine Immune Sciences, Inc.	6,024	17,771
#*	AMAG Pharmaceuticals, Inc.	25,767	228,296
*	Amedisys, Inc.	52,142	9,202,542
#*	American Renal Associates Holdings, Inc.	20,661	187,602
*	American Shared Hospital Services	797	1,988
	AmerisourceBergen Corp.	232,079	19,856,679
	Amgen, Inc.	530,972	114,716,501
*	Amicus Therapeutics, Inc.	10,632	93,987
*	AMN Healthcare Services, Inc.	106,508	7,176,509
*	Amphastar Pharmaceuticals, Inc.	77,541	1,466,300
*	AnaptysBio, Inc.	38,863	564,291
#*	AngioDynamics, Inc.	99,229	1,366,383
*	ANI Pharmaceuticals, Inc.	27,938	1,732,156
#*	Anika Therapeutics, Inc.	32,173	1,322,632
	Anthem, Inc.	160,952	42,697,347
#*	Apollo Endosurgery, Inc.	22,845	68,535
*	Applied Genetic Technologies Corp.	28,810	180,927
	Apyx Medical Corp.	42,178	320,131
#*	AquaBounty Technologies Inc.	4,606	9,396
*	Aravive, Inc.	14,052	140,520
*	Arcus Biosciences, Inc.	17,192	150,946
#*	Ardelyx, Inc.	117,663	833,054
*	Arena Pharmaceuticals, Inc.	81,180	3,709,114
#*	Arrowhead Pharmaceuticals, Inc.	28,065	1,176,204

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Assembly Biosciences, Inc.	48,282	$847,832
#*	Assertio Therapeutics, Inc.	164,605	176,127
#*	Atara Biotherapeutics, Inc.	84,543	1,118,504
*	AtriCure Inc.	5,657	220,057
	Atrion Corp.	3,292	2,367,573
*	Avanos Medical, Inc.	109,368	3,011,995
	Baxter International, Inc.	235,157	20,980,708
	Becton Dickinson and Co.	131,283	36,126,456
*	Biogen, Inc.	134,592	36,185,059
*	BioMarin Pharmaceutical, Inc.	75,046	6,266,341
*	Bio-Rad Laboratories, Inc., Class A	28,134	10,154,123
*	BioSpecifics Technologies Corp.	15,041	888,622
	Bio-Techne Corp.	47,687	10,012,839
#*	BioTelemetry, Inc.	55,946	2,736,878
#*	Bluebird Bio, Inc.	36,348	2,896,572
*	Blueprint Medicines Corp.	4,964	314,966
*	Boston Scientific Corp.	589,261	24,672,358
	Bristol-Myers Squibb Co.	1,531,678	96,419,130
*	Brookdale Senior Living, Inc.	1,674,348	11,033,953
	Bruker Corp.	273,747	13,542,264
*	Caladrius Biosciences, Inc.	10,038	29,211
*	Calithera Biosciences, Inc.	82,572	495,432
#	Cantel Medical Corp.	68,835	4,478,405
#*	Capital Senior Living Corp.	94,573	263,859
	Cardinal Health, Inc.	393,346	20,143,249
*	Cardiovascular Systems, Inc.	22,906	1,039,703
*	Castlight Health, Inc., Class B	145,585	180,525
#*	Catabasis Pharmaceuticals, Inc.	12,100	64,130
*	Catalent, Inc.	308,622	18,856,804
#*	Catalyst Biosciences, Inc.	44,310	314,601
#*	Celldex Therapeutics, Inc.	74,757	173,062
*	Centene Corp.	600,677	37,728,522
	Cerner Corp.	384,722	27,634,581
*	Charles River Laboratories International, Inc.	104,376	16,134,442
*	Chembio Diagnostics, Inc.	12,528	51,490
	Chemed Corp.	27,327	12,762,802
*	ChemoCentryx, Inc.	22,140	939,179
#*	Chiasma, Inc.	27,690	130,697
*	Chimerix, Inc.	137,629	227,088
*	Cigna Corp.	338,553	65,130,826
*	Collegium Pharmaceutical, Inc.	28,620	575,691
#*	Community Health Systems, Inc.	231,802	994,431
	Computer Programs & Systems, Inc.	26,388	686,088
*	Concert Pharmaceuticals, Inc.	47,290	505,057
	CONMED Corp.	51,334	5,219,641
	Cooper Cos., Inc. (The)	43,277	15,012,359
#*	Corcept Therapeutics, Inc.	180,003	2,280,638
*	CorVel Corp.	39,921	3,655,566
#*	Corvus Pharmaceuticals, Inc.	14,435	79,681
#*	Covetrus, Inc.	55,861	687,090
#*	Cross Country Healthcare, Inc.	93,056	921,254
#*	CryoLife, Inc.	61,870	1,840,014
*	Cumberland Pharmaceuticals, Inc.	22,381	108,772
*	Cutera, Inc.	11,803	332,609
	CVS Health Corp.	1,073,074	72,775,879
*	Cymabay Therapeutics, Inc.	94,257	145,156
*	CytomX Therapeutics, Inc.	69,353	514,599
	Danaher Corp.	249,608	40,154,439
*	DaVita, Inc.	264,243	21,105,088

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Deciphera Pharmaceuticals, Inc.	83,788	$5,247,642
#*	Denali Therapeutics, Inc.	9,634	223,123
	DENTSPLY SIRONA, Inc.	198,054	11,091,024
#*	Dermira, Inc.	32,583	617,448
*	DexCom, Inc.	37,508	9,030,051
*	Digirad Corp.	957	2,718
*	Diplomat Pharmacy, Inc.	161,844	644,139
#*	Eagle Pharmaceuticals, Inc.	13,359	718,981
*	Edwards Lifesciences Corp.	75,459	16,590,416
#*	Eiger BioPharmaceuticals, Inc.	10,178	125,800
*	Elanco Animal Health, Inc.	339,342	10,485,668
*	Electromed, Inc.	5,226	50,901
	Eli Lilly & Co.	509,330	71,122,841
*	Emergent BioSolutions, Inc.	97,613	5,377,500
*	Enanta Pharmaceuticals, Inc.	32,994	1,700,511
	Encompass Health Corp.	235,142	18,112,988
#*	Endo International P.L.C.	473,498	2,684,734
#*	Endologix, Inc.	10,649	10,649
#*	Enochian Biosciences, Inc.	1,776	7,868
	Ensign Group, Inc. (The)	115,219	5,207,899
	Envista Holdings Corp.	108,734	3,217,439
#*	Enzo Biochem, Inc.	126,162	316,667
#*	Epizyme, Inc.	63,617	1,331,504
#*	Evolent Health, Inc., Class A	210,830	2,125,166
#*	Exact Sciences Corp.	77,537	7,232,651
*	Exelixis, Inc.	555,409	9,553,035
#*	FibroGen, Inc.	47,886	2,004,029
*	Five Prime Therapeutics, Inc.	74,894	353,500
#*	Five Star Senior Living, Inc.	36	163
*	FONAR Corp.	12,822	270,672
#*	Fulgent Genetics, Inc.	16,288	217,933
#*	G1 Therapeutics, Inc.	60,017	1,161,929
	Gilead Sciences, Inc.	1,005,349	63,538,057
#*	Global Blood Therapeutics, Inc.	83,768	5,466,700
*	Globus Medical, Inc., Class A	145,199	7,591,004
#*	GlycoMimetics, Inc.	70,420	301,398
#*	Guardant Health, Inc.	28,577	2,172,995
*	Haemonetics Corp.	84,341	9,057,380
*	Halozyme Therapeutics, Inc.	4,663	88,504
#*	Hanger, Inc.	46,743	1,141,931
*	Harvard Bioscience, Inc.	104,799	311,253
	HCA Healthcare, Inc.	136,629	18,964,105
#*	HealthEquity, Inc.	70,972	4,688,410
*	HealthStream, Inc.	51,968	1,327,782
#*	Henry Schein, Inc.	139,654	9,627,747
#*	Heska Corp.	11,112	1,113,311
	Hill-Rom Holdings, Inc.	133,627	14,229,939
*	HMS Holdings Corp.	142,103	3,882,254
*	Hologic, Inc.	401,788	21,503,694
*	Horizon Therapeutics P.L.C.	326,256	11,252,569
	Humana, Inc.	106,580	35,836,459
*	ICU Medical, Inc.	22,190	4,049,009
*	IDEXX Laboratories, Inc.	80,866	21,915,495
*	Illumina, Inc.	61,070	17,714,575
*	Incyte Corp.	74,983	5,479,008
*	Infinity Pharmaceuticals, Inc.	57,909	76,440
*	InfuSystem Holdings, Inc.	25,741	220,858
#*	Innoviva, Inc.	205,367	2,835,091
#*	Inogen, Inc.	35,434	1,568,663

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Insmed, Inc.	60,642	$1,245,587
*	Inspire Medical Systems, Inc.	13,387	1,001,348
*	Insulet Corp.	33,722	6,543,417
*	Integer Holdings Corp.	59,942	5,119,047
*	Integra LifeSciences Holdings Corp.	132,246	7,278,820
#*	Intellia Therapeutics, Inc.	81,574	971,546
*	Intra-Cellular Therapies, Inc.	121,941	2,766,841
#*	IntriCon Corp.	21,834	371,833
*	Intuitive Surgical, Inc.	44,105	24,689,097
#	Invacare Corp.	147,262	1,132,445
#*	Ionis Pharmaceuticals, Inc.	84,074	4,903,196
#*	Iovance Biotherapeutics, Inc.	44,667	971,061
*	IQVIA Holdings, Inc.	123,430	19,162,507
#*	iRadimed Corp.	1,881	47,966
*	IRIDEX Corp.	6,830	18,031
	IVERIC bio, Inc.	57,675	382,962
*	Jazz Pharmaceuticals P.L.C.	111,091	15,924,895
	Johnson & Johnson	1,909,603	284,282,599
#*	Jounce Therapeutics, Inc.	88,593	557,250
#*	Kala Pharmaceuticals, Inc.	15,464	92,165
#*	KalVista Pharmaceuticals, Inc.	19,552	299,146
#*	Karyopharm Therapeutics, Inc.	93,157	1,504,486
	Kewaunee Scientific Corp.	3,487	43,030
*	Kindred Biosciences, Inc.	65,008	567,520
*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	102,102
#*	Kodiak Sciences, Inc.	1,840	112,369
*	Kura Oncology, Inc.	42,808	502,566
*	Laboratory Corp. of America Holdings	122,713	21,523,860
#*	Lannett Co., Inc.	68,351	556,377
*	Lantheus Holdings, Inc.	82,018	1,436,135
#	LeMaitre Vascular, Inc.	34,567	1,243,894
*	LHC Group, Inc.	62,566	9,118,994
#*	Ligand Pharmaceuticals, Inc.	39,663	3,482,808
*	LivaNova P.L.C.	98,301	6,681,519
	Luminex Corp.	79,012	1,792,387
*	MacroGenics, Inc.	81,108	750,249
#*	Madrigal Pharmaceuticals, Inc.	25,562	2,122,157
*	Magellan Health, Inc.	55,667	4,075,381
#*	Mallinckrodt P.L.C.	276,373	1,268,552
#*	Marinus Pharmaceuticals, Inc.	11,757	23,867
*	Masimo Corp.	80,357	13,708,904
	McKesson Corp.	257,939	36,784,681
*	MEDNAX, Inc.	186,707	4,307,330
*	Medpace Holdings, Inc.	64,430	5,511,986
	Medtronic P.L.C.	608,117	70,201,026
*	MEI Pharma, Inc.	37,625	86,161
*	Menlo Therapeutics, Inc.	22,151	101,895
	Merck & Co., Inc.	1,670,437	142,722,137
	Meridian Bioscience, Inc.	96,780	952,315
#*	Merit Medical Systems, Inc.	88,747	3,232,166
#	Merrimack Pharmaceuticals, Inc.	29,023	89,101
*	Mersana Therapeutics, Inc.	2,783	18,785
#	Mesa Laboratories, Inc.	4,842	1,270,734
*	Mettler-Toledo International, Inc.	26,194	19,833,573
#*	Micron Solutions, Inc.	1,150	3,002
	Millendo Therapeutics, Inc.	3,543	28,131
#*	Minerva Neurosciences, Inc.	126,040	1,024,705
#*	Misonix, Inc.	2,220	37,052
#*	Molecular Templates, Inc.	39,645	592,296

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Molina Healthcare, Inc.	125,899	$15,481,800
*	Momenta Pharmaceuticals, Inc.	159,923	4,640,965
#*	MTBC, Inc.	6,608	32,049
*	Mylan NV	653,504	13,998,056
#*	MyoKardia Inc.	229	15,579
#*	Myriad Genetics, Inc.	168,383	4,655,790
#*	Nabriva Therapeutics P.L.C.	17,979	24,272
	National HealthCare Corp.	34,730	2,914,542
	National Research Corp.	15,343	1,038,261
*	Natus Medical, Inc.	56,655	1,772,735
*	Neogen Corp.	58,369	3,926,483
#*	NeoGenomics, Inc.	68,515	2,208,238
#	Neoleukin Therapeutics, Inc.	30,801	380,700
*	Neurocrine Biosciences, Inc.	43,086	4,312,047
#*	NewLink Genetics Corp.	8,556	14,032
*	NextGen Healthcare, Inc.	124,918	1,731,363
#*	Novocure, Ltd.	47,146	3,840,513
*	NuVasive, Inc.	99,308	7,658,633
*	Omnicell, Inc.	63,105	5,129,174
*	Opiant Pharmaceuticals, Inc.	3,087	39,359
#*	OPKO Health, Inc.	332,514	482,145
#*	Option Care Health, Inc.	160,655	671,538
*	OraSure Technologies, Inc.	132,784	936,127
*	Orthofix Medical, Inc.	35,988	1,556,841
#*	Otonomy, Inc.	49,801	159,363
#*	Ovid therapeutics, Inc.	9,993	35,975
#	Owens & Minor, Inc.	391,389	2,450,095
*	Oxford Immunotec Global P.L.C.	42,990	665,485
#*	Pacira BioSciences, Inc.	40,466	1,748,941
#	Patterson Cos., Inc.	212,057	4,667,375
*	PDL BioPharma, Inc.	353,194	1,162,008
*	Pennant Group, Inc.	57,609	1,520,878
#*	Penumbra, Inc.	16,840	2,954,746
	PerkinElmer, Inc.	92,646	8,567,902
	Perrigo Co. P.L.C.	198,789	11,338,925
#*	PetIQ, Inc.	38,349	1,140,883
*	Pfenex, Inc.	42,237	452,781
	Pfizer, Inc.	3,849,222	143,345,027
	Phibro Animal Health Corp., Class A	43,519	1,032,271
*	PRA Health Sciences, Inc.	111,160	11,261,620
#*	Premier, Inc., Class A	147,531	5,129,653
#*	Prestige Consumer Healthcare, Inc.	119,397	4,842,742
#*	Principia Biopharma, Inc.	349	18,375
#*	Pro-Dex, Inc.	7,945	119,970
#*	Progenics Pharmaceuticals, Inc.	48,282	215,338
	ProPhase Labs, Inc.	62	123
#*	Protagonist Therapeutics, Inc.	40,777	307,866
*	Prothena Corp. P.L.C.	107,278	1,305,573
*	Providence Service Corp. (The)	27,818	1,803,997
	Psychemedics Corp.	5,773	54,844
	Quest Diagnostics, Inc.	174,222	19,281,149
*	Quidel Corp.	67,202	5,161,114
#*	Ra Pharmaceuticals, Inc.	16,064	752,920
#*	RadNet, Inc.	69,278	1,563,604
#*	Reata Pharmaceuticals Inc., Class A	14,503	3,173,111
*	Regeneron Pharmaceuticals, Inc.	38,513	13,015,083
#*	REGENXBIO, Inc.	63,897	2,781,436
*	Repligen Corp.	71,937	7,221,755
	ResMed, Inc.	98,784	15,703,692

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Retrophin, Inc.	89,919	$1,390,148
#*	Revance Therapeutics, Inc.	30,702	686,804
#*	Rhythm Pharmaceuticals, Inc.	10,598	185,889
#*	Rigel Pharmaceuticals, Inc.	238,229	538,398
#*	Rocket Pharmaceuticals, Inc.	25,122	514,499
#*	RTI Surgical Holdings, Inc.	140,683	585,241
#*	Sage Therapeutics, Inc.	38,498	2,551,647
#*	Sangamo Therapeutics, Inc.	193,885	1,421,177
#*	Sarepta Therapeutics, Inc.	64,379	7,465,389
*	SeaSpine Holdings Corp.	42,767	631,241
#*	Seattle Genetics, Inc.	57,589	6,242,072
*	Select Medical Holdings Corp.	262,281	5,990,498
*	Sensus Healthcare, Inc.	9,865	40,348
*	Sharps Compliance Corp.	8,960	39,514
#*	Sientra, Inc.	71,924	435,859
#*	SIGA Technologies, Inc.	2,600	13,390
#	Simulations Plus, Inc.	9,154	298,237
*	Soleno Therapeutics, Inc.	3,848	13,314
#*	Spectrum Pharmaceuticals, Inc.	178,972	452,799
#*	Spero Therapeutics, Inc.	22,511	207,326
#*	STAAR Surgical Co.	18,822	633,172
	STERIS P.L.C.	89,888	13,545,223
	Stryker Corp.	140,784	29,663,189
*	Supernus Pharmaceuticals, Inc.	116,783	2,670,827
*	Surface Oncology, Inc.	900	2,475
*	Surgery Partners, Inc.	63,450	1,070,402
#*	Surmodics, Inc.	23,848	939,373
*	Syndax Pharmaceuticals, Inc.	40,982	384,411
#*	Syneos Health, Inc.	190,964	11,717,551
#*	Synlogic, Inc.	83,691	224,292
#*	Syros Pharmaceuticals, Inc.	45,196	319,084
#*	Tactile Systems Technology, Inc.	12,540	704,623
*	Taro Pharmaceutical Industries, Ltd.	49,694	4,008,815
#*	Teladoc Health, Inc.	41,477	4,218,626
	Teleflex, Inc.	37,555	13,952,058
*	Tenet Healthcare Corp.	234,945	7,433,660
#*	Tetraphase Pharmaceuticals, Inc.	4,605	10,730
	Thermo Fisher Scientific, Inc.	190,144	59,551,199
#*	Tivity Health, Inc.	108,333	2,344,868
#*	TransEnterix, Inc.	1,833	2,493
#*	Triple-S Management Corp., Class B	65,795	1,159,308
#*	Ultragenyx Pharmaceutical Inc.	10,876	571,534
*	United Therapeutics Corp.	119,204	11,642,655
	UnitedHealth Group, Inc.	577,060	157,219,997
	Universal Health Services, Inc., Class B	153,148	20,998,122
	US Physical Therapy, Inc.	19,315	2,262,559
	Utah Medical Products, Inc.	6,686	615,580
*	Vanda Pharmaceuticals, Inc.	89,127	1,136,369
*	Varex Imaging Corp.	78,828	2,179,594
*	Varian Medical Systems, Inc.	74,602	10,486,803
#*	VBI Vaccines, Inc.	6,513	8,923
*	Veeva Systems, Inc., Class A	78,825	11,556,533
#*	Verastem, Inc.	112,442	211,391
*	Vertex Pharmaceuticals, Inc.	96,440	21,896,702
#*	Vocera Communications, Inc.	6,850	150,906
#*	Waters Corp.	56,589	12,664,052
	West Pharmaceutical Services, Inc.	84,217	13,133,641
*	Wright Medical Group NV	100,263	3,021,927
*	XBiotech, Inc.	2,517	56,406

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Xencor, Inc.	96,368	$3,270,730
#*	Xenon Pharmaceuticals, Inc.	4,086	59,819
	Zimmer Biomet Holdings, Inc.	162,348	24,011,269
	Zoetis, Inc.	369,765	49,626,161
#*	Zogenix, Inc.	68,863	3,468,629
#*	Zynerba Pharmaceuticals, Inc.	7,495	37,775
TOTAL HEALTH CARE			3,204,458,342
INDUSTRIALS — (12.3%)
	3M Co.	495,848	78,671,244
#	AAON, Inc.	88,548	4,643,457
	AAR Corp.	77,483	3,299,226
	ABM Industries, Inc.	148,360	5,658,450
*	Acacia Research Corp.	41,555	103,888
	ACCO Brands Corp.	224,566	1,940,250
	Acme United Corp.	3,771	90,165
	Acuity Brands, Inc.	80,930	9,539,219
#	ADT, Inc.	154,554	958,235
*	Advanced Disposal Services, Inc.	136,482	4,497,082
	Advanced Drainage Systems, Inc.	120,704	5,017,665
*	AECOM	269,887	13,016,650
*	Aegion Corp.	66,443	1,388,659
*	AeroCentury Corp.	691	3,054
#*	Aerojet Rocketdyne Holdings, Inc.	157,466	8,199,255
#*	Aerovironment, Inc.	43,626	2,905,928
	AGCO Corp.	161,508	11,328,171
	Air Lease Corp.	233,162	10,011,976
*	Air T, Inc.	3,463	69,779
*	Air Transport Services Group, Inc.	169,195	3,548,019
	Aircastle, Ltd.	175,698	5,638,149
	Alamo Group, Inc.	23,124	2,880,325
	Alaska Air Group, Inc.	251,556	16,248,002
	Albany International Corp., Class A	56,720	3,957,354
#	Allegiant Travel Co.	42,739	7,181,862
	Allegion P.L.C.	124,643	16,118,833
	Allied Motion Technologies, Inc.	20,720	949,805
	Allison Transmission Holdings, Inc.	247,622	10,944,892
#*	Alpha Pro Tech, Ltd.	8,900	59,808
	Altra Industrial Motion Corp.	118,969	3,956,909
	AMERCO	34,812	12,924,651
#*	Ameresco, Inc., Class A	50,423	967,617
#	American Airlines Group, Inc.	360,513	9,676,169
#*	American Superconductor Corp.	24,704	155,141
*	American Woodmark Corp.	39,482	4,329,201
	AMETEK, Inc.	225,738	21,930,447
*	AMREP Corp.	6,773	41,297
#	AO Smith Corp.	213,506	9,114,571
	Apogee Enterprises, Inc.	62,931	2,002,464
	Applied Industrial Technologies, Inc.	87,053	5,621,012
	ARC Document Solutions, Inc.	85,326	109,217
	ArcBest Corp.	41,022	915,201
	Arconic, Inc.	502,344	15,045,203
	Arcosa, Inc.	102,487	4,483,806
#	Argan, Inc.	39,479	1,662,461
*	Armstrong Flooring, Inc.	95,721	338,852
	Armstrong World Industries, Inc.	99,773	10,010,225
*	ASGN, Inc.	109,556	7,415,846
	Astec Industries, Inc.	50,844	2,096,807
*	Astronics Corp.	53,186	1,340,287

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Astronics Corp., Class B	10,587	$267,057
*	Atkore International Group, Inc.	98,428	3,907,592
*	Atlas Air Worldwide Holdings, Inc.	69,579	1,555,091
*	Avalon Holdings Corp., Class A	6,700	12,395
#*	Avis Budget Group, Inc.	150,112	4,923,674
#*	Axon Enterprise, Inc.	61,535	4,726,503
	AZZ, Inc.	58,019	2,393,864
	Barnes Group, Inc.	100,952	6,377,138
	Barrett Business Services, Inc.	18,247	1,511,399
*	Beacon Roofing Supply, Inc.	153,664	5,087,815
	BG Staffing, Inc.	22,090	444,451
*	Blue Bird Corp.	9,063	178,813
*	BMC Stock Holdings, Inc.	171,715	5,011,502
	Boeing Co. (The)	315,877	100,534,173
	Brady Corp., Class A	92,539	5,123,884
#	Briggs & Stratton Corp.	205,294	753,429
	Brink's Co. (The)	64,444	5,425,540
*	Broadwind Energy, Inc.	62,388	96,078
*	Builders FirstSource, Inc.	320,072	7,936,185
#	BWX Technologies, Inc.	120,222	7,644,917
#*	CAI International, Inc.	49,942	1,358,422
	Carlisle Cos., Inc.	107,850	16,849,405
*	Casella Waste Systems, Inc., Class A	67,066	3,433,109
	Caterpillar, Inc.	524,565	68,901,613
*	CBIZ, Inc.	123,036	3,321,972
*	CECO Environmental Corp.	69,616	529,082
*	Celadon Group, Inc.	49,165	590
#	CH Robinson Worldwide, Inc.	154,886	11,185,867
*	Chart Industries, Inc.	79,337	5,075,981
	Chicago Rivet & Machine Co.	474	12,537
#*	Cimpress P.L.C.	40,730	4,872,530
	Cintas Corp.	90,547	25,259,897
*	CIRCOR International, Inc.	44,963	1,867,313
*	Civeo Corp.	195,446	261,898
*	Clean Harbors, Inc.	126,210	10,376,986
#*	Colfax Corp.	190,894	6,711,833
	Columbus McKinnon Corp.	45,169	1,580,463
	Comfort Systems USA, Inc.	89,748	4,164,307
*	Commercial Vehicle Group, Inc.	87,061	434,434
	CompX International, Inc.	5,126	82,785
#*	Construction Partners, Inc., Class A	67,152	1,126,811
*	Continental Building Products, Inc.	94,015	3,477,615
#*	Continental Materials Corp.	268	1,888
	Copa Holdings SA, Class A	55,407	5,427,670
*	Copart, Inc.	311,827	31,637,967
#*	Cornerstone Building Brands, Inc.	166,328	1,427,094
	Costamare, Inc.	192,002	1,522,576
*	CoStar Group, Inc.	23,620	15,423,624
	Covanta Holding Corp.	253,383	3,795,677
*	Covenant Transportation Group, Inc., Class A	45,000	570,825
*	CPI Aerostructures, Inc.	14,667	96,802
	CRA International, Inc.	15,631	832,820
	Crane Co.	111,006	9,486,573
	CSW Industrials, Inc.	33,083	2,510,338
	CSX Corp.	641,088	48,940,658
#	Cubic Corp.	62,316	4,068,612
	Cummins, Inc.	287,377	45,971,699
	Curtiss-Wright Corp.	90,646	13,182,648
#*	Daseke, Inc.	9,684	29,391

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Deere & Co.	222,388	$35,266,289
	Delta Air Lines, Inc.	733,313	40,874,867
	Deluxe Corp.	112,932	5,443,322
*	DLH Holdings Corp.	17,566	76,061
	Donaldson Co., Inc.	282,958	14,671,372
	Douglas Dynamics, Inc.	57,286	3,003,505
	Dover Corp.	177,561	20,215,320
*	Ducommun, Inc.	24,955	1,021,408
*	DXP Enterprises, Inc.	40,404	1,400,807
*	Dycom Industries, Inc.	84,662	3,422,038
#*	Eagle Bulk Shipping, Inc.	109,333	355,332
	Eastern Co. (The)	10,629	294,423
	Eaton Corp. P.L.C.	262,678	24,815,191
*	Echo Global Logistics, Inc.	72,110	1,397,492
	EMCOR Group, Inc.	124,882	10,261,554
	Emerson Electric Co.	383,183	27,447,398
	Encore Wire Corp.	47,021	2,553,711
	Enerpac Tool Group Corp.	116,805	2,699,364
#	EnerSys	87,607	6,304,200
#	Ennis, Inc.	54,680	1,140,625
	EnPro Industries, Inc.	46,309	2,706,298
	Equifax, Inc.	74,757	11,206,074
	ESCO Technologies, Inc.	49,299	4,730,732
	Espey Manufacturing & Electronics Corp.	1,489	30,525
#	EVI Industries, Inc.	100	2,676
*	Evoqua Water Technologies Corp.	26,698	533,159
#*	ExOne Co. (The)	6,834	47,770
	Expeditors International of Washington, Inc.	158,007	11,540,831
	Exponent, Inc.	85,294	6,206,844
	Fastenal Co.	497,576	17,355,451
	Federal Signal Corp.	139,055	4,472,009
	FedEx Corp.	225,557	32,624,564
	Flowserve Corp.	217,411	10,148,745
	Fluor Corp.	228,993	4,096,685
	Forrester Research, Inc.	33,301	1,377,662
	Fortive Corp.	208,772	15,643,286
	Fortune Brands Home & Security, Inc.	252,797	17,369,682
	Forward Air Corp.	65,909	4,313,744
*	Franklin Covey Co.	20,263	644,363
	Franklin Electric Co., Inc.	87,834	5,067,143
*	FreightCar America, Inc.	30,380	48,912
*	FTI Consulting, Inc.	73,295	8,799,798
#*	Gardner Denver Holdings, Inc.	286,148	10,103,886
#	GATX Corp.	70,939	5,400,586
#	Genco Shipping & Trading, Ltd.	92,289	726,314
*	Gencor Industries, Inc.	20,887	234,143
*	Generac Holdings, Inc.	128,846	13,347,157
	General Dynamics Corp.	157,111	27,563,554
	General Electric Co.	3,283,926	40,884,879
*	Gibraltar Industries, Inc.	65,780	3,586,326
*	GMS, Inc.	112,327	3,001,377
	Golden Ocean Group, Ltd.	12,367	55,404
*	Goldfield Corp. (The)	58,411	198,597
	Gorman-Rupp Co. (The)	58,116	2,145,062
*	GP Strategies Corp.	39,710	528,540
	Graco, Inc.	295,246	15,692,325
#	GrafTech International, Ltd.	166,783	1,789,582
	Graham Corp.	16,735	305,916
#	Granite Construction, Inc.	105,657	2,866,474

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Great Lakes Dredge & Dock Corp.	261,635	$2,739,318
#	Greenbrier Cos., Inc. (The)	94,182	2,268,844
#	Griffon Corp.	103,756	2,157,087
	H&E Equipment Services, Inc.	99,182	2,688,824
*	Harsco Corp.	175,798	2,619,390
#	Hawaiian Holdings, Inc.	141,081	3,933,338
*	HD Supply Holdings, Inc.	355,464	14,481,603
#	Healthcare Services Group, Inc.	89,501	2,291,226
	Heartland Express, Inc.	188,253	3,518,449
#	HEICO Corp.	56,489	6,915,948
	HEICO Corp., Class A	107,994	10,383,623
	Heidrick & Struggles International, Inc.	50,473	1,434,443
	Helios Technologies, Inc.	70,585	3,001,274
*	Herc Holdings, Inc.	86,863	3,484,944
*	Heritage-Crystal Clean, Inc.	40,929	1,160,337
	Herman Miller, Inc.	137,825	5,326,936
*	Hertz Global Holdings, Inc.	397,977	6,272,118
#	Hexcel Corp.	178,905	13,278,329
#*	Hill International, Inc.	136,407	451,507
	Hillenbrand, Inc.	168,774	4,899,509
	HNI Corp.	99,496	3,578,871
	Honeywell International, Inc.	490,013	84,880,052
*	Houston Wire & Cable Co.	26,484	105,406
*	Hub Group, Inc., Class A	78,551	4,152,991
	Hubbell, Inc.	109,724	15,715,769
*	Hudson Global, Inc.	21,359	256,522
#*	Hudson Technologies, Inc.	41,762	34,232
	Huntington Ingalls Industries, Inc.	77,762	20,295,882
	Hurco Cos., Inc.	16,016	501,301
*	Huron Consulting Group, Inc.	51,235	3,320,540
*	Huttig Building Products, Inc.	2,588	3,753
	Hyster-Yale Materials Handling, Inc.	28,642	1,546,382
*	IAA Inc.	268,624	12,695,170
	ICF International, Inc.	36,592	3,205,093
	IDEX Corp.	74,100	12,141,285
*	IES Holdings, Inc.	6,920	173,069
	Illinois Tool Works, Inc.	230,878	40,399,032
	Ingersoll-Rand P.L.C.	198,643	26,465,207
*	InnerWorkings, Inc.	227,428	943,826
*	Innovative Solutions & Support, Inc.	12,502	71,261
	Insperity, Inc.	52,909	4,622,659
	Insteel Industries, Inc.	47,339	1,058,973
	Interface, Inc.	155,064	2,493,429
	ITT, Inc.	181,415	12,169,318
	Jacobs Engineering Group, Inc.	116,406	10,771,047
	JB Hunt Transport Services, Inc.	107,434	11,595,352
*	JELD-WEN Holding, Inc.	227,693	5,437,309
*	JetBlue Airways Corp.	644,583	12,782,081
#	John Bean Technologies Corp.	66,517	7,515,756
	Johnson Controls International P.L.C.	576,685	22,750,223
#	Kadant, Inc.	24,884	2,652,634
	Kaman Corp.	54,331	3,353,309
	Kansas City Southern	135,852	22,916,874
#	KAR Auction Services, Inc.	268,624	5,646,476
	Kelly Services, Inc., Class A	80,405	1,427,993
	Kelly Services, Inc., Class B	319	5,519
#	Kennametal, Inc.	179,364	5,612,300
	Kforce, Inc.	62,701	2,323,072
	Kimball International, Inc., Class B	97,756	1,835,858

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Kirby Corp.	103,353	$7,574,741
#	Knight-Swift Transportation Holdings, Inc.	278,609	10,330,822
	Knoll, Inc.	118,201	2,926,657
	Korn Ferry	123,812	5,073,816
*	Kratos Defense & Security Solutions, Inc.	175,939	3,226,721
	L3Harris Technologies, Inc.	158,159	35,005,331
	Landstar System, Inc.	82,059	9,088,034
*	Lawson Products, Inc.	15,719	742,251
*	LB Foster Co., Class A	20,276	343,881
	Lennox International, Inc.	40,885	9,525,387
#*	Limbach Holdings, Inc.	8,154	31,964
#	Lincoln Electric Holdings, Inc.	127,520	11,372,234
#	Lindsay Corp.	19,503	1,950,885
	Lockheed Martin Corp.	197,743	84,657,733
*	LS Starrett Co. (The), Class A	123,992	698,075
	LSI Industries, Inc.	78,452	521,706
*	Lydall, Inc.	38,034	777,415
	Macquarie Infrastructure Corp.	117,892	5,200,216
#*	Manitex International, Inc.	31,987	183,605
*	Manitowoc Co., Inc. (The)	76,137	1,100,180
	ManpowerGroup, Inc.	110,436	10,103,790
	Marten Transport, Ltd.	120,053	2,492,300
	Masco Corp.	295,786	14,055,751
*	Masonite International Corp.	67,973	5,105,452
#*	MasTec, Inc.	187,225	10,812,244
*	Mastech Digital, Inc.	14,713	152,574
	Matson, Inc.	105,065	3,783,391
#	Matthews International Corp., Class A	70,515	2,631,620
	McGrath RentCorp	58,086	4,491,210
*	Mercury Systems, Inc.	79,052	6,067,241
#*	Meritor, Inc.	230,495	5,050,145
*	Mesa Air Group, Inc.	55,281	472,100
*	Middleby Corp. (The)	89,166	10,000,859
	Miller Industries, Inc.	14,667	504,691
*	Mistras Group, Inc.	59,038	653,551
	Mobile Mini, Inc.	95,830	3,999,944
	Moog, Inc., Class A	62,169	5,570,964
*	MRC Global, Inc.	213,534	2,404,393
#	MSA Safety, Inc.	60,905	8,258,718
	MSC Industrial Direct Co., Inc., Class A	93,907	6,392,249
	Mueller Industries, Inc.	127,371	3,715,412
	Mueller Water Products, Inc., Class A	354,077	4,124,997
*	MYR Group, Inc.	44,187	1,269,051
#	National Presto Industries, Inc.	14,955	1,288,971
*	Navistar International Corp.	165,801	6,071,633
	Nielsen Holdings P.L.C.	515,295	10,512,018
*	NL Industries, Inc.	273,341	918,426
#	NN, Inc.	109,162	942,068
	Nordson Corp.	105,262	17,774,541
	Norfolk Southern Corp.	212,312	44,205,482
	Northrop Grumman Corp.	117,671	44,076,026
*	Northwest Pipe Co.	9,070	296,861
*	NOW, Inc.	272,586	2,728,586
#*	NV5 Global, Inc.	22,888	1,421,574
	nVent Electric P.L.C.	241,846	6,021,965
	Old Dominion Freight Line, Inc.	138,348	27,148,028
#	Omega Flex, Inc.	5,588	588,975
#*	Orion Energy Systems, Inc.	5,003	24,615
*	Orion Group Holdings, Inc.	106,283	459,143

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Oshkosh Corp.	142,318	$12,245,041
	Owens Corning	228,638	13,830,313
	PACCAR, Inc.	624,300	46,329,303
*	PAM Transportation Services, Inc.	15,596	832,982
	Pangaea Logistics Solutions, Ltd.	45,179	131,923
#	Park Aerospace Corp.	47,012	727,276
	Parker-Hannifin Corp.	180,355	35,293,670
	Park-Ohio Holdings Corp.	31,367	922,190
	Patrick Industries, Inc.	64,607	3,351,811
	Patriot Transportation Holding, Inc.	3,354	40,248
	Pentair P.L.C.	318,645	13,679,430
*	Performant Financial Corp.	82,601	80,082
*	Perma-Fix Environmental Services	9,203	68,102
*	Perma-Pipe International Holdings, Inc.	8,588	77,550
*	PGT Innovations, Inc.	150,844	2,338,082
*	PICO Holdings, Inc.	43,884	436,646
#*	Pioneer Power Solutions, Inc.	1,700	3,740
#	Pitney Bowes, Inc.	404,503	1,512,841
	Powell Industries, Inc.	31,897	1,316,389
	Preformed Line Products Co.	9,850	538,007
	Primoris Services Corp.	136,602	2,913,721
*	Proto Labs, Inc.	39,420	4,079,970
#	Quad/Graphics, Inc.	105,998	450,492
	Quanex Building Products Corp.	72,949	1,292,656
	Quanta Services, Inc.	290,156	11,359,607
*	Radiant Logistics, Inc.	103,930	501,982
	Raven Industries, Inc.	60,903	1,909,918
	Raytheon Co.	177,053	39,118,090
*	RBC Bearings, Inc.	37,463	5,825,871
*	RCM Technologies, Inc.	7,192	19,634
#*	Red Violet, Inc.	3,537	75,020
	Regal Beloit Corp.	87,071	6,831,591
	Republic Services, Inc.	465,734	44,268,017
*	Resideo Technologies, Inc.	85,646	871,876
	Resources Connection, Inc.	70,202	1,068,825
#	REV Group, Inc.	134,234	1,342,340
*	Rexnord Corp.	221,032	7,216,695
	Robert Half International, Inc.	270,823	15,753,774
	Rockwell Automation, Inc.	126,581	24,260,514
#	Rollins, Inc.	255,258	9,687,041
	Roper Technologies, Inc.	48,664	18,573,102
	Rush Enterprises, Inc., Class A	74,678	3,211,154
	Rush Enterprises, Inc., Class B	7,381	327,421
	Ryder System, Inc.	149,269	7,123,117
#*	Saia, Inc.	58,511	5,096,308
	Schneider National, Inc., Class B	162,889	3,627,538
	Scorpio Bulkers, Inc.	149,467	548,544
*	Sensata Technologies Holding P.L.C.	353,842	16,726,111
	Servotronics, Inc.	389	4,133
*	SIFCO Industries, Inc.	3,251	14,597
	Simpson Manufacturing Co., Inc.	90,571	7,487,505
#*	SiteOne Landscape Supply, Inc.	61,370	5,925,274
	SkyWest, Inc.	125,067	6,899,946
	Snap-on, Inc.	93,387	14,907,367
	Southwest Airlines Co.	630,462	34,662,801
*	SP Plus Corp.	50,772	2,122,777
	Spartan Motors, Inc.	72,868	1,238,756
	Spirit AeroSystems Holdings, Inc., Class A	180,727	11,805,088
*	Spirit Airlines, Inc.	155,695	6,394,394

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SPX Corp.	85,059	$4,173,845
*	SPX FLOW, Inc.	94,518	4,134,217
	Standex International Corp.	25,488	1,862,918
	Stanley Black & Decker, Inc.	171,004	27,246,067
	Steelcase, Inc., Class A	198,939	3,702,255
#*	Stericycle, Inc.	150,928	9,460,167
*	Sterling Construction Co., Inc.	62,906	828,787
#*	Sunrun, Inc.	264,505	4,504,520
	Systemax, Inc.	67,991	1,607,987
*	Taylor Devices, Inc.	100	1,196
#*	Team, Inc.	165,279	2,247,794
#*	Tecogen, Inc.	17,798	37,376
*	Teledyne Technologies, Inc.	58,347	21,300,156
	Tennant Co.	40,756	3,147,178
	Terex Corp.	164,575	4,171,976
	Tetra Tech, Inc.	91,821	7,859,878
*	Textainer Group Holdings, Ltd.	131,036	1,240,911
	Textron, Inc.	363,173	16,680,536
*	Thermon Group Holdings, Inc.	63,420	1,503,054
	Timken Co. (The)	152,992	8,036,670
#	Titan International, Inc.	267,716	765,668
*	Titan Machinery, Inc.	49,817	608,266
	Toro Co. (The)	212,147	16,976,003
#*	TPI Composites, Inc.	67,589	1,402,472
*	Transcat, Inc.	16,002	489,661
#	TransDigm Group, Inc.	38,811	24,966,340
	TransUnion	153,691	14,093,465
#*	Trex Co., Inc.	69,655	6,842,907
*	TriMas Corp.	100,110	2,876,160
*	TriNet Group, Inc.	135,270	7,718,506
#	Trinity Industries, Inc.	307,463	6,250,723
	Triton International, Ltd.	159,067	5,972,966
#	Triumph Group, Inc.	115,072	2,350,921
*	TrueBlue, Inc.	89,769	1,966,839
#*	Tutor Perini Corp.	113,429	1,277,211
*	Twin Disc, Inc.	24,297	236,896
#*	U.S. Xpress Enterprises, Inc., Class A	34,593	188,878
*	Ultralife Corp.	26,332	183,007
	UniFirst Corp.	26,576	5,419,644
	Union Pacific Corp.	505,841	90,757,992
*	United Airlines Holdings, Inc.	502,815	37,610,562
	United Parcel Service, Inc., Class B	533,549	55,232,992
*	United Rentals, Inc.	161,105	21,860,337
	United Technologies Corp.	548,267	82,349,703
#*	Univar Solutions, Inc.	262,523	5,657,371
	Universal Forest Products, Inc.	136,725	6,549,128
	Universal Logistics Holdings, Inc.	68,416	1,156,230
#	US Ecology, Inc.	48,288	2,608,035
#*	USA Truck, Inc.	21,753	123,775
	Valmont Industries, Inc.	40,738	5,787,240
*	Vectrus, Inc.	28,289	1,577,112
	Verisk Analytics, Inc.	148,655	24,151,978
#*	Veritiv Corp.	59,970	844,378
	Viad Corp.	49,151	3,194,815
#*	Vicor Corp.	31,055	1,554,303
	Virco Manufacturing Corp.	14,468	58,306
*	Volt Information Sciences, Inc.	308,104	776,422
	VSE Corp.	27,479	854,872
#	Wabash National Corp.	145,289	1,685,352

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	WABCO Holdings, Inc.	103,225	$14,002,471
#	Wabtec Corp.	147,953	10,927,809
	Waste Management, Inc.	320,315	38,982,335
#	Watsco, Inc.	59,806	10,401,460
	Watsco, Inc., Class B	2,268	398,000
	Watts Water Technologies, Inc., Class A	52,350	5,219,819
#*	Welbilt, Inc.	187,572	2,830,461
#	Werner Enterprises, Inc.	184,597	6,804,245
#*	WESCO International, Inc.	113,698	5,504,120
#*	Willdan Group, Inc.	18,461	611,613
*	Williams Industrial Services Group, Inc.	4,942	6,622
*	Willis Lease Finance Corp.	4,420	262,106
#*	WillScot Corp.	187,537	3,535,072
	Woodward, Inc.	125,230	14,565,501
	WW Grainger, Inc.	63,081	19,092,726
#*	XPO Logistics, Inc.	243,494	21,651,486
	Xylem, Inc.	189,859	15,503,886
#*	YRC Worldwide, Inc.	113,480	256,465
TOTAL INDUSTRIALS			3,479,058,352
INFORMATION TECHNOLOGY — (21.5%)
#*	2U, Inc.	12,839	254,341
#*	3D Systems Corp.	195,732	2,131,521
#*	Acacia Communications, Inc.	66,886	4,585,035
	Accenture P.L.C., Class A	493,180	101,205,468
*	ACI Worldwide, Inc.	213,512	7,355,488
*	ADDvantage Technologies Group, Inc.	3,642	8,231
#*	Adesto Technologies Corp.	46,216	328,134
*	Adobe, Inc.	257,391	90,380,276
	ADTRAN, Inc.	212,963	1,927,315
#*	Advanced Energy Industries, Inc.	73,760	5,158,774
*	Advanced Micro Devices, Inc.	588,655	27,666,785
*	Agilysys, Inc.	33,661	1,093,983
*	Airgain, Inc.	10,681	100,935
*	Akamai Technologies, Inc.	192,185	17,940,470
#*	Alarm.com Holdings, Inc.	48,094	2,112,769
*	Alithya Group, Inc., Class A	19,215	55,531
#*	ALJ Regional Holdings, Inc.	22,320	26,114
	Alliance Data Systems Corp.	81,515	8,378,927
*	Alpha & Omega Semiconductor, Ltd.	75,119	915,701
#*	Altair Engineering, Inc., Class A	13,164	486,410
#*	Alteryx, Inc., Class A	21,263	2,965,551
*	Ambarella, Inc.	49,679	2,938,016
	Amdocs, Ltd.	180,792	13,007,984
	American Software, Inc., Class A	48,020	716,939
*	Amkor Technology, Inc.	662,371	7,451,674
	Amphenol Corp., Class A	227,976	22,676,773
*	Amtech Systems, Inc.	36,011	184,736
	Analog Devices, Inc.	203,084	22,288,469
*	Anaplan, Inc.	4,113	236,868
*	Anixter International, Inc.	85,109	8,306,638
*	ANSYS, Inc.	52,930	14,520,287
#*	Appfolio, Inc., Class A	19,524	2,566,235
	Apple, Inc.	3,800,423	1,176,268,923
	Applied Materials, Inc.	735,546	42,654,313
#*	Applied Optoelectronics, Inc.	18,185	205,491
*	Arista Networks, Inc.	52,510	11,727,583
*	Arlo Technologies, Inc.	203,462	868,783
*	Arrow Electronics, Inc.	155,939	11,842,008

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Aspen Technology, Inc.	112,165	$13,345,392
	AstroNova, Inc.	10,455	130,060
#*	Asure Software, Inc.	18,562	156,478
*	Atlassian Corp. P.L.C., Class A	33,753	4,961,691
*	Autodesk, Inc.	118,624	23,351,134
	Automatic Data Processing, Inc.	341,430	58,517,688
*	Avalara, Inc.	29,556	2,516,398
#*	Avaya Holdings Corp.	250,591	3,200,047
*	Aviat Networks, Inc.	27,630	374,110
#*	Avid Technology, Inc.	90,467	760,375
	Avnet, Inc.	205,482	7,498,038
	AVX Corp.	218,391	4,426,786
*	Aware, Inc.	26,185	94,266
*	Axcelis Technologies, Inc.	72,922	1,761,066
*	AXT, Inc.	92,451	360,559
#	Badger Meter, Inc.	56,525	3,338,367
	Bel Fuse, Inc., Class A	1,700	24,140
	Bel Fuse, Inc., Class B	19,194	332,440
	Belden, Inc.	91,241	4,495,444
	Benchmark Electronics, Inc.	78,535	2,417,307
*	BK Technologies Corp.	6,762	19,272
#*	Black Knight, Inc.	131,250	8,783,250
#	Blackbaud, Inc.	54,339	4,256,374
	Booz Allen Hamilton Holding Corp.	183,551	14,324,320
*	Bottomline Technologies De, Inc.	37,717	2,021,631
*	Brightcove, Inc.	5,100	44,166
	Broadcom, Inc.	245,375	74,878,635
	Broadridge Financial Solutions, Inc.	141,917	16,909,411
#*	BroadVision, Inc.	3,362	9,884
	Brooks Automation, Inc.	133,781	5,094,380
*	BSQUARE Corp.	18,279	26,687
	Cabot Microelectronics Corp.	50,973	7,417,081
*	CACI International, Inc., Class A	53,344	14,266,319
*	Cadence Design Systems, Inc.	259,421	18,706,848
#*	CalAmp Corp.	69,460	668,205
*	Calix, Inc.	102,448	938,424
#*	Cardtronics P.L.C., Class A	129,667	5,835,015
	Cass Information Systems, Inc.	28,092	1,517,530
*	CCUR Holdings, Inc.	5,951	26,184
	CDK Global, Inc.	211,683	11,363,143
	CDW Corp.	190,601	24,863,900
	Cerence Inc.	63,456	1,354,786
#*	Ceridian HCM Holding, Inc.	20,045	1,469,098
*	CEVA, Inc.	34,538	944,614
*	ChannelAdvisor Corp.	39,118	366,144
*	Ciena Corp.	282,020	11,469,753
*	Cirrus Logic, Inc.	128,571	9,875,539
	Cisco Systems, Inc.	2,936,627	134,996,743
	Citrix Systems, Inc.	140,099	16,982,801
*	Clearfield, Inc.	16,592	211,050
#*	ClearOne, Inc.	8,800	16,192
#*	Coda Octopus Group, Inc.	10,231	64,353
	Cognex Corp.	212,556	10,833,979
	Cognizant Technology Solutions Corp., Class A	393,165	24,132,468
#*	Coherent, Inc.	41,073	5,808,954
	Cohu, Inc.	89,440	2,000,773
#*	CommScope Holding Co., Inc.	253,392	3,087,582
	Communications Systems, Inc.	21,690	133,394
*	CommVault Systems, Inc.	30,256	1,362,125

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Computer Task Group, Inc.	40,188	$239,520
	Comtech Telecommunications Corp.	63,666	1,840,584
*	Conduent, Inc.	425,195	1,819,835
	CoreLogic, Inc.	174,810	8,128,665
*	Cornerstone OnDemand Inc.	33,109	1,946,809
	Corning, Inc.	915,834	24,443,609
#*	Coupa Software, Inc.	26,453	4,262,901
#*	Cree, Inc.	201,791	9,381,264
	CSG Systems International, Inc.	75,908	3,781,737
	CSP, Inc.	1,909	26,821
	CTS Corp.	62,834	1,841,665
*	CyberOptics Corp.	12,288	276,111
	Cypress Semiconductor Corp.	585,797	13,666,644
	Daktronics, Inc.	107,233	632,675
#*	DASAN Zhone Solutions, Inc.	39,128	346,674
*	Data I/O Corp.	13,075	53,085
*	Dell Technologies, Inc., Class C	115,348	5,625,522
#*	Diebold Nixdorf, Inc.	55,406	637,723
*	Digi International, Inc.	61,587	972,767
#*	Digital Turbine, Inc.	19,483	121,574
*	Diodes, Inc.	112,410	5,804,852
#*	DocuSign, Inc.	69,760	5,476,858
	Dolby Laboratories, Inc., Class A	101,883	7,064,567
*	Dropbox, Inc., Class A	160,296	2,728,238
#*	DSP Group, Inc.	43,888	634,620
	DXC Technology Co.	371,237	11,835,036
#	Ebix, Inc.	68,313	2,352,017
*	EchoStar Corp., Class A	87,526	3,492,725
*	eGain Corp.	26,387	189,986
*	EMCORE Corp.	47,148	158,889
*	Endurance International Group Holdings, Inc.	225,568	1,064,681
#*	Enphase Energy Inc.	84,077	2,650,107
	Entegris, Inc.	247,420	12,806,459
*	Envestnet, Inc.	42,760	3,372,481
*	EPAM Systems, Inc.	38,049	8,680,499
*	ePlus, Inc.	31,035	2,474,110
*	Euronet Worldwide, Inc.	91,115	14,363,369
	EVERTEC, Inc.	104,002	3,491,347
#*	Evo Payments, Inc., Class A	21,422	593,604
*	ExlService Holdings, Inc.	66,710	4,877,168
*	Extreme Networks, Inc.	12,840	75,756
*	F5 Networks, Inc.	83,105	10,148,783
*	Fabrinet	82,503	5,200,989
*	Fair Isaac Corp.	39,070	15,720,987
*	FARO Technologies, Inc.	36,289	1,874,690
	Fidelity National Information Services, Inc.	354,353	50,906,352
*	Finjan Holdings, Inc.	56,458	107,270
*	FireEye, Inc.	53,492	854,802
#*	First Solar, Inc.	165,627	8,211,787
*	Fiserv, Inc.	289,315	34,315,652
#*	Fitbit, Inc., Class A	498,643	3,251,152
*	FleetCor Technologies, Inc.	88,138	27,783,742
*	Flex, Ltd.	1,004,906	13,214,514
	FLIR Systems, Inc.	226,269	11,661,904
*	FormFactor, Inc.	135,867	3,438,794
*	Fortinet, Inc.	117,534	13,558,722
*	Frequency Electronics, Inc.	11,552	106,856
*	Gartner, Inc.	80,736	12,980,734
#*	Genasys, Inc.	28,220	107,800

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Genpact, Ltd.	324,927	$14,384,518
	Global Payments, Inc.	179,188	35,022,295
	GlobalSCAPE, Inc.	22,654	261,427
#*	Globant SA	57,330	7,034,391
*	GoDaddy, Inc., Class A	122,743	8,249,557
*	GSE Systems, Inc.	10,738	15,570
*	GSI Technology, Inc.	38,386	311,310
#*	GTT Communications, Inc.	101,485	1,202,597
#*	Guidewire Software, Inc.	72,273	8,130,713
	Hackett Group, Inc. (The)	73,423	1,134,752
#*	Harmonic, Inc.	197,587	1,390,025
	Hewlett Packard Enterprise Co.	1,533,784	21,365,611
	HP, Inc.	1,033,531	22,034,881
*	HubSpot, Inc.	22,416	4,055,951
*	Ichor Holdings, Ltd.	56,749	1,894,849
*	Identiv, Inc.	15,673	74,290
*	IEC Electronics Corp.	12,501	100,633
#*	II-VI, Inc.	174,598	5,875,223
#*	Immersion Corp.	73,998	541,665
#*	Infinera Corp.	384,804	2,836,005
*	Information Services Group, Inc.	73,262	197,807
#*	Innodata, Inc.	53,707	61,226
*	Inphi Corp.	49,462	3,757,134
#*	Inseego Corp.	23,600	158,356
*	Insight Enterprises, Inc.	87,228	5,745,708
	Intel Corp.	4,520,919	289,022,352
	InterDigital, Inc.	71,543	3,952,751
#*	Internap Corp.	31,240	31,240
	International Business Machines Corp.	768,190	110,411,949
*	inTEST Corp.	11,556	62,518
*	Intevac, Inc.	37,250	223,500
	Intuit, Inc.	173,803	48,730,885
*	IPG Photonics Corp.	77,366	9,877,317
#*	Issuer Direct Corp.	1,400	16,744
*	Iteris, Inc.	49,178	248,841
*	Itron, Inc.	65,936	5,390,268
#	j2 Global, Inc.	100,702	9,653,294
	Jabil, Inc.	414,762	16,130,094
	Jack Henry & Associates, Inc.	80,272	12,003,875
	Juniper Networks, Inc.	399,468	9,163,796
	KBR, Inc.	310,213	8,437,794
	KEMET Corp.	154,010	4,010,420
*	Key Tronic Corp.	11,279	65,418
*	Keysight Technologies, Inc.	201,179	18,707,635
*	Kimball Electronics, Inc.	24,551	397,235
	KLA Corp.	150,299	24,910,556
*	Knowles Corp.	299,701	5,913,101
#*	Kopin Corp.	100,510	41,209
	Kulicke & Soffa Industries, Inc.	151,373	3,919,047
*	KVH Industries, Inc.	31,726	326,461
	Lam Research Corp.	126,288	37,660,344
#*	Lantronix, Inc.	13,349	50,993
*	Lattice Semiconductor Corp.	206,422	3,839,449
	Leidos Holdings, Inc.	207,090	20,806,332
*	LGL Group, Inc. (The)	1,687	23,449
*	Limelight Networks, Inc.	175,677	876,628
	Littelfuse, Inc.	40,697	7,199,706
*	LiveRamp Holdings, Inc.	155,104	6,241,385
	LogMeIn, Inc.	95,758	8,232,315

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Lumentum Holdings, Inc.	81,280	$6,158,586
*	Luna Innovations, Inc.	49,988	409,402
#*	MACOM Technology Solutions Holdings, Inc.	143,406	4,075,599
*	MagnaChip Semiconductor Corp.	57,288	770,524
*	Manhattan Associates, Inc.	103,849	8,874,936
	ManTech International Corp., Class A	60,028	4,819,048
*	Marin Software, Inc.	2,700	3,861
#	Marvell Technology Group, Ltd.	577,108	13,873,676
	Mastercard, Inc., Class A	709,200	224,064,648
	Maxim Integrated Products, Inc.	234,876	14,120,745
	MAXIMUS, Inc.	117,123	8,403,575
*	MaxLinear, Inc.	117,092	2,282,123
	Methode Electronics, Inc.	83,104	2,721,656
#	Microchip Technology, Inc.	215,460	21,003,041
*	Micron Technology, Inc.	1,599,289	84,906,253
	Microsoft Corp.	4,936,491	840,338,863
*	MicroStrategy, Inc., Class A	18,774	2,854,211
*	Mimecast, Ltd.	34,449	1,757,932
*	Mitek Systems, Inc.	53,036	517,631
	MKS Instruments, Inc.	106,828	11,197,711
#*	MoneyGram International, Inc.	281,397	579,678
#*	MongoDB, Inc.	20,934	3,431,292
	Monolithic Power Systems, Inc.	48,264	8,261,349
	Motorola Solutions, Inc.	119,419	21,137,163
	MTS Systems Corp.	39,420	1,998,200
#*	Napco Security Technologies, Inc.	24,710	726,474
	National Instruments Corp.	159,351	7,111,835
*	NCR Corp.	240,074	8,095,295
*	NeoPhotonics Corp.	129,980	991,747
	NetApp, Inc.	297,563	15,889,864
*	NETGEAR, Inc.	69,163	1,778,872
*	Netscout Systems, Inc.	169,711	4,363,270
*	NetSol Technologies, Inc.	15,653	64,960
	Network-1 Technologies, Inc.	28,392	70,696
*	New Relic, Inc.	26,792	1,768,540
	NIC, Inc.	124,320	2,452,834
	NortonLifeLock Inc.	356,280	10,125,478
#*	Novanta, Inc.	58,318	5,291,192
*	Nuance Communications, Inc.	492,052	9,309,624
#*	Nutanix, Inc., Class A	26,864	872,274
	NVE Corp.	5,648	414,337
	NVIDIA Corp.	284,649	67,299,563
#*	Okta, Inc.	36,811	4,713,649
*	ON Semiconductor Corp.	795,839	18,423,673
#*	One Stop Systems, Inc.	700	1,890
*	OneSpan, Inc.	68,300	1,135,146
*	Onto Innovation Inc.	111,015	4,211,909
*	Optical Cable Corp.	3,696	12,566
	Oracle Corp.	2,081,480	109,173,626
*	OSI Systems, Inc.	40,773	3,528,495
*	Palo Alto Networks, Inc.	32,691	7,675,193
#*	PAR Technology Corp.	24,070	819,102
	Paychex, Inc.	284,346	24,388,356
#*	Paycom Software, Inc.	69,635	22,155,072
*	Paylocity Holding Corp.	53,641	7,611,121
*	PayPal Holdings, Inc.	444,579	50,633,102
	PC Connection, Inc.	56,955	2,838,637
	PC-Tel, Inc.	240,727	1,937,852
*	PDF Solutions, Inc.	64,721	1,020,003

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Pegasystems, Inc.	88,064	$7,591,997
*	Perceptron, Inc.	10,437	63,770
*	Perficient, Inc.	89,478	4,447,057
	Perspecta, Inc.	168,879	4,740,434
*	PFSweb, Inc.	35,131	151,415
*	Photronics, Inc.	410,838	5,250,510
#*	Pixelworks, Inc.	42,541	170,164
#	Plantronics, Inc.	73,011	2,096,876
*	Plexus Corp.	70,717	5,029,393
	Power Integrations, Inc.	49,667	4,850,976
#*	Powerfleet, Inc.	16,347	123,256
*	PRGX Global, Inc.	43,757	173,278
	Progress Software Corp.	96,655	4,362,040
*	Proofpoint, Inc.	24,563	3,016,582
*	PTC, Inc.	66,170	5,500,050
*	Pure Storage, Inc., Class A	208,624	3,713,507
#	QAD, Inc., Class A	14,038	722,255
#	QAD, Inc., Class B	1,959	73,472
*	Qorvo, Inc.	140,791	14,904,135
	QUALCOMM, Inc.	873,328	74,503,612
#*	Qualys, Inc.	50,301	4,312,808
#*	QuickLogic Corp.	2,500	15,850
*	Qumu Corp.	6,460	15,569
*	Rambus, Inc.	245,563	3,897,085
#*	RealNetworks, Inc.	579,042	764,335
#*	RealPage, Inc.	111,197	6,488,345
	RF Industries, Ltd.	9,040	54,150
*	Ribbon Communications, Inc.	234,020	659,936
	Richardson Electronics, Ltd.	16,123	84,968
#*	RingCentral, Inc., Class A	27,183	5,588,281
#*	Rogers Corp.	35,315	4,158,341
#*	Rosetta Stone, Inc.	32,987	565,727
	Sabre Corp.	609,403	13,126,541
*	SailPoint Technologies Holding, Inc.	45,594	1,143,953
*	salesforce.com, Inc.	267,063	48,688,256
*	Sanmina Corp.	152,956	4,870,119
	Sapiens International Corp. NV	9,095	231,286
*	ScanSource, Inc.	57,164	1,994,452
	Science Applications International Corp.	114,678	10,065,288
#*	Seachange International, Inc.	542,543	2,408,891
#	Seagate Technology P.L.C.	284,827	16,232,291
*	Semtech Corp.	106,497	5,132,090
*	ServiceNow, Inc.	42,850	14,493,156
*	ServiceSource International, Inc.	59,533	113,113
#*	Sigmatron International, Inc.	3,900	15,600
*	Silicon Laboratories, Inc.	48,623	4,780,127
	Skyworks Solutions, Inc.	276,916	31,333,045
#*	SMART Global Holdings, Inc.	66,062	1,992,430
#*	SMTC Corp.	25,308	94,272
*	SolarEdge Technologies, Inc.	104,800	10,255,728
#*	SolarWinds Corp.	7,517	142,222
*	Splunk, Inc.	50,785	7,884,879
*	SPS Commerce, Inc.	38,752	2,202,276
*	Square, Inc., Class A	74,513	5,565,376
	SS&C Technologies Holdings, Inc.	269,200	16,962,292
*	StarTek, Inc.	56,562	431,568
*	Steel Connect, Inc.	93,781	131,293
#*	Stratasys, Ltd.	117,442	2,111,607
#*	Super Micro Computer, Inc.	17,992	503,056

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Support.com, Inc.	8,300	$10,126
*	Sykes Enterprises, Inc.	94,123	3,161,592
#*	Synacor, Inc.	9,103	13,655
*	Synaptics, Inc.	76,497	5,101,585
#*	Synchronoss Technologies, Inc.	156,999	858,000
	SYNNEX Corp.	105,689	14,559,717
*	Synopsys, Inc.	102,701	15,149,425
	TE Connectivity, Ltd.	248,884	22,942,127
*	Tech Data Corp.	76,238	10,973,698
#*	Telaria, Inc.	66,662	676,619
*	Telenav, Inc.	66,256	297,489
#*	Teradata Corp.	190,503	4,636,843
	Teradyne, Inc.	305,204	20,140,412
	TESSCO Technologies, Inc.	14,267	88,455
	Texas Instruments, Inc.	750,861	90,591,380
	TiVo Corp.	223,612	1,627,895
#*	Trade Desk, Inc. (The), Class A	23,749	6,392,756
#	TransAct Technologies, Inc.	8,492	89,336
*	Trimble, Inc.	251,044	10,674,391
*	Trio-Tech International	1,525	6,985
*	TSR, Inc.	210	809
	TTEC Holdings, Inc.	108,580	4,312,798
#*	TTM Technologies, Inc.	274,095	3,944,227
#*	Twilio, Inc., Class A	59,536	7,402,706
*	Tyler Technologies, Inc.	24,459	7,916,889
#	Ubiquiti, Inc.	64,357	10,517,221
#*	Ultra Clean Holdings, Inc.	88,144	2,028,193
#*	Unisys Corp.	126,849	1,231,704
	Universal Display Corp.	42,232	7,440,011
#*	Upland Software, Inc.	16,023	625,538
*	Veeco Instruments, Inc.	175,013	2,231,416
*	Verint Systems, Inc.	108,200	6,275,600
*	VeriSign, Inc.	88,758	18,474,090
#*	ViaSat, Inc.	88,635	5,641,618
#*	Viavi Solutions, Inc.	378,130	5,331,633
*	Virtusa Corp.	61,139	2,545,828
#	Visa, Inc., Class A	1,085,673	216,016,357
#	Vishay Intertechnology, Inc.	275,254	5,584,904
*	Vishay Precision Group, Inc.	25,485	880,252
#*	VMware, Inc., Class A	31,488	4,662,113
	Wayside Technology Group, Inc.	4,700	75,435
	Western Digital Corp.	336,895	22,066,623
#	Western Union Co. (The)	574,784	15,461,690
*	WEX, Inc.	41,234	8,944,479
*	Wireless Telecom Group, Inc.	37,817	49,540
*	Workday, Inc., Class A	34,369	6,345,548
*	Xerox Holdings Corp.	415,901	14,793,599
	Xilinx, Inc.	193,518	16,348,401
#	Xperi Corp.	113,182	1,821,098
*	Zebra Technologies Corp., Class A	70,631	16,882,222
#*	Zendesk, Inc.	49,842	4,306,349
#*	Zix Corp.	61,620	415,935
#*	Zscaler, Inc.	25,799	1,447,066
TOTAL INFORMATION TECHNOLOGY			6,069,254,460
MATERIALS — (3.7%)
#	Advanced Emissions Solutions, Inc.	5,237	59,649
*	AdvanSix, Inc.	72,950	1,365,624
#*	AgroFresh Solutions, Inc.	5,000	11,700

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Air Products & Chemicals, Inc.	123,562	$29,495,485
#*	AK Steel Holding Corp.	537,315	1,482,989
#	Albemarle Corp.	189,345	15,200,617
*	Alcoa Corp.	332,293	4,635,487
#*	Allegheny Technologies, Inc.	214,550	3,700,988
*	Amcor, PLC.	1,047,519	11,093,226
*	American Biltrite, Inc.	17	6,885
	American Vanguard Corp.	52,596	982,493
#*	Ampco-Pittsburgh Corp.	242,491	703,224
	AptarGroup, Inc.	121,026	13,979,713
	Ashland Global Holdings, Inc.	103,174	7,632,813
	Avery Dennison Corp.	136,906	17,967,543
*	Axalta Coating Systems, Ltd.	548,217	15,794,132
	Balchem Corp.	51,496	5,562,598
	Ball Corp.	394,270	28,458,409
*	Berry Global Group, Inc.	305,283	12,980,633
	Boise Cascade Co.	104,211	3,772,438
	Cabot Corp.	126,488	5,040,547
	Carpenter Technology Corp.	108,011	4,292,357
	Celanese Corp.	188,831	19,544,008
#*	Century Aluminum Co.	243,458	1,287,893
	CF Industries Holdings, Inc.	337,094	13,578,146
	Chase Corp.	20,259	1,863,220
#	Chemours Co. (The)	332,587	4,612,982
#*	Clearwater Paper Corp.	315,395	8,894,139
#	Cleveland-Cliffs, Inc.	383,493	2,692,121
*	Coeur Mining, Inc.	538,335	3,246,160
	Commercial Metals Co.	259,648	5,335,766
#	Compass Minerals International, Inc.	91,715	5,309,381
*	Contango ORE, Inc.	833	15,994
*	Core Molding Technologies, Inc.	12,521	39,566
*	Corteva, Inc.	478,004	13,823,876
*	Crown Holdings, Inc.	225,249	16,675,183
	Domtar Corp.	152,035	5,293,859
*	Dow, Inc.	582,909	26,854,618
	DuPont de Nemours, Inc.	492,252	25,193,457
#	Eagle Materials, Inc.	79,291	7,228,960
	Eastman Chemical Co.	253,864	18,092,887
	Ecolab, Inc.	149,649	29,347,665
*	Element Solutions, Inc.	490,349	5,737,083
*	Ferro Corp.	216,837	2,966,330
#*	Ferroglobe P.L.C.	286,776	244,419
#*	Flotek Industries, Inc.	970,742	1,650,261
	FMC Corp.	154,737	14,791,310
	Freeport-McMoRan, Inc.	1,977,786	21,953,425
	Friedman Industries, Inc.	7,421	43,558
	FutureFuel Corp.	95,408	1,045,672
*	GCP Applied Technologies, Inc.	165,296	3,672,877
#	Gold Resource Corp.	134,351	738,931
	Graphic Packaging Holding Co.	750,333	11,727,705
	Greif, Inc., Class A	69,652	2,815,334
	Greif, Inc., Class B	22,007	1,043,132
	Hawkins, Inc.	23,658	988,431
	Haynes International, Inc.	28,744	770,627
#	HB Fuller Co.	102,295	4,727,052
#	Hecla Mining Co.	1,100,814	3,335,466
	Huntsman Corp.	581,046	11,946,306
*	Ingevity Corp.	54,126	3,530,098
	Innophos Holdings, Inc.	49,766	1,590,521

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Innospec, Inc.	47,374	$4,771,983
#	International Flavors & Fragrances, Inc.	82,597	10,829,293
	International Paper Co.	724,028	29,482,420
*	Intrepid Potash, Inc.	283,233	674,095
	Kaiser Aluminum Corp.	20,375	2,040,556
*	Koppers Holdings, Inc.	40,044	1,256,581
*	Kraton Corp.	87,318	1,436,381
#	Kronos Worldwide, Inc.	184,295	1,997,758
	Linde P.L.C.	204,297	41,498,850
#*	Livent Corp.	258,243	2,430,067
	Louisiana-Pacific Corp.	315,352	9,674,999
#*	LSB Industries, Inc.	232,564	702,343
	LyondellBasell Industries NV, Class A	353,358	27,512,454
	Martin Marietta Materials, Inc.	72,537	19,135,261
	Materion Corp.	44,374	2,409,508
#*	McEwen Mining, Inc.	136,545	157,027
	Mercer International, Inc.	180,339	1,985,532
	Minerals Technologies, Inc.	79,751	4,316,922
	Mosaic Co. (The)	429,180	8,514,931
	Myers Industries, Inc.	95,747	1,549,186
	Neenah, Inc.	40,887	2,724,710
	NewMarket Corp.	21,769	9,570,088
	Newmont Corp.	590,986	26,629,829
#	Nexa Resources SA	7,300	57,889
	Northern Technologies International Corp.	11,400	161,880
	Nucor Corp.	460,621	21,874,891
#	O-I Glass, Inc.	438,080	5,528,570
	Olin Corp.	386,022	5,740,147
	Olympic Steel, Inc.	51,205	752,714
*	OMNOVA Solutions, Inc.	93,798	948,298
	Packaging Corp. of America	167,937	16,079,968
	PH Glatfelter Co.	95,600	1,596,520
	PolyOne Corp.	163,770	5,433,889
	PPG Industries, Inc.	243,661	29,200,334
*	PQ Group Holdings, Inc.	6,030	92,319
#	Quaker Chemical Corp.	21,876	3,631,854
#*	Ramaco Resources, Inc.	2,300	7,061
	Rayonier Advanced Materials, Inc.	245,569	756,353
	Reliance Steel & Aluminum Co.	137,225	15,753,430
*	Resolute Forest Products, Inc.	195,976	683,956
	Royal Gold, Inc.	102,110	11,775,325
	RPM International, Inc.	179,008	12,775,801
*	Ryerson Holding Corp.	98,796	1,012,659
	Schnitzer Steel Industries, Inc., Class A	62,137	999,163
#	Schweitzer-Mauduit International, Inc.	68,859	2,412,131
#	Scotts Miracle-Gro Co. (The)	126,504	15,527,101
	Sealed Air Corp.	282,052	10,012,846
	Sensient Technologies Corp.	93,795	5,604,251
	Sherwin-Williams Co. (The)	59,393	33,081,307
	Silgan Holdings, Inc.	291,492	8,995,443
	Sonoco Products Co.	224,838	12,847,243
#	Southern Copper Corp.	86,188	3,247,564
	Steel Dynamics, Inc.	522,455	15,610,955
	Stepan Co.	46,479	4,585,153
*	Summit Materials, Inc., Class A	248,293	5,454,997
	SunCoke Energy, Inc.	304,070	1,787,932
*	Synalloy Corp.	17,970	230,555
	Tecnoglass, Inc.	7,622	57,699
#*	TimkenSteel Corp.	201,198	1,283,643

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Trecora Resources	49,155	$332,779
	Tredegar Corp.	84,508	1,719,738
	Trinseo SA	115,147	3,307,022
*	Tronox Holdings P.L.C., Class A	392,346	3,319,247
#*	UFP Technologies, Inc.	11,541	538,157
	United States Lime & Minerals, Inc.	9,696	870,216
#	United States Steel Corp.	454,691	4,124,047
*	Universal Stainless & Alloy Products, Inc.	26,081	345,573
#*	US Concrete, Inc.	44,791	1,594,112
	Valvoline, Inc.	336,045	7,083,829
*	Venator Materials P.L.C	62,639	171,631
*	Verso Corp., Class A	157,643	2,656,285
	Vulcan Materials Co.	153,169	21,693,325
#	Warrior Met Coal, Inc.	146,687	2,766,517
	Westlake Chemical Corp.	151,912	9,297,014
	WestRock Co.	233,875	9,121,125
	Worthington Industries, Inc.	128,647	4,731,637
	WR Grace & Co.	86,330	5,815,189
TOTAL MATERIALS			1,034,858,027
REAL ESTATE — (0.3%)
#*	Altisource Asset Management Corp.	909	12,281
#*	Altisource Portfolio Solutions SA	24,863	462,452
*	CBRE Group, Inc., Class A	477,698	29,163,463
#*	CKX Lands, Inc.	743	7,204
	Consolidated-Tomoka Land Co.	13,414	851,252
*	Cushman & Wakefield PLC	3,172	60,966
*	Forestar Group, Inc.	7,963	161,410
*	FRP Holdings, Inc.	20,816	985,429
	Griffin Industrial Realty, Inc.	5,669	229,595
*	Howard Hughes Corp. (The)	66,665	8,111,797
#*	InterGroup Corp. (The)	200	7,300
	Jones Lang LaSalle, Inc.	91,766	15,583,702
*	JW Mays, Inc.	900	26,100
	Kennedy-Wilson Holdings, Inc.	271,126	5,845,477
*	Marcus & Millichap, Inc.	87,584	3,100,474
#*	Maui Land & Pineapple Co., Inc.	22,194	231,927
	Newmark Group, Inc., Class A	327,979	3,860,313
*	Rafael Holdings, Inc., Class B	23,666	479,000
	RE/MAX Holdings, Inc., Class A	48,302	1,849,001
#	Realogy Holdings Corp.	270,098	2,860,338
	RMR Group, Inc. (The), Class A	30,918	1,424,392
#*	St Joe Co. (The)	136,502	2,867,907
*	Stratus Properties, Inc.	14,910	443,572
*	Tejon Ranch Co.	76,873	1,237,655
#*	Trinity Place Holdings, Inc.	53,127	175,319
TOTAL REAL ESTATE			80,038,326
UTILITIES — (3.0%)
	AES Corp.	675,894	13,423,255
	ALLETE, Inc.	85,043	7,099,390
	Alliant Energy Corp.	177,982	10,565,012
	Ameren Corp.	179,701	14,744,467
	American Electric Power Co., Inc.	250,817	26,140,148
#	American States Water Co.	62,676	5,550,587
	American Water Works Co., Inc.	132,773	18,083,683
*	AquaVenture Holdings, Ltd.	49,871	1,346,517
	Artesian Resources Corp., Class A	12,735	480,364

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Atlantica Yield P.L.C.	176,611	$5,073,151
	Atmos Energy Corp.	109,396	12,802,614
#	Avangrid, Inc.	75,686	4,031,036
	Avista Corp.	102,979	5,236,482
	Black Hills Corp.	97,309	8,079,566
	California Water Service Group	85,065	4,471,016
	CenterPoint Energy, Inc.	368,161	9,748,903
	Chesapeake Utilities Corp.	29,328	2,821,647
	Clearway Energy, Inc., Class A	60,894	1,259,897
	Clearway Energy, Inc., Class C	120,901	2,559,474
	CMS Energy Corp.	208,173	14,261,932
	Consolidated Edison, Inc.	235,848	22,169,712
	Consolidated Water Co., Ltd.	26,390	451,533
	Dominion Energy, Inc.	442,191	37,917,878
	DTE Energy Co.	133,635	17,721,337
	Duke Energy Corp.	388,469	37,926,228
	Edison International	235,986	18,064,728
	El Paso Electric Co.	71,913	4,896,556
	Entergy Corp.	137,734	18,114,776
	Essential Utilities, Inc.	264,120	13,718,393
	Evergy, Inc.	236,767	17,085,107
	Eversource Energy	232,840	21,523,730
	Exelon Corp.	500,196	23,804,328
	FirstEnergy Corp.	383,537	19,479,844
#	Genie Energy, Ltd., Class B	42,689	308,641
#	Hawaiian Electric Industries, Inc.	189,456	9,266,293
	IDACORP, Inc.	88,451	9,923,318
	MDU Resources Group, Inc.	343,412	10,168,429
	MGE Energy, Inc.	62,564	5,000,741
	Middlesex Water Co.	31,992	2,087,798
#	National Fuel Gas Co.	150,700	6,508,733
	New Jersey Resources Corp.	156,029	6,447,118
	NextEra Energy, Inc.	262,887	70,506,293
	NiSource, Inc.	389,738	11,423,221
#	Northwest Natural Holding Co.	51,081	3,748,324
	NorthWestern Corp.	88,066	6,778,440
	NRG Energy, Inc.	266,743	9,840,149
	OGE Energy Corp.	304,237	13,949,266
	ONE Gas, Inc.	92,867	8,775,932
#	Ormat Technologies, Inc.	98,400	7,799,184
	Otter Tail Corp.	71,955	3,853,910
	Pattern Energy Group, Inc., Class A	176,106	4,739,012
#*	PG&E Corp.	254,398	3,869,394
	Pinnacle West Capital Corp.	118,209	11,547,837
#	PNM Resources, Inc.	140,201	7,603,100
	Portland General Electric Co.	155,113	9,539,449
	PPL Corp.	529,112	19,148,563
	Public Service Enterprise Group, Inc.	329,149	19,485,621
*	Pure Cycle Corp.	35,231	457,651
	RGC Resources, Inc.	10,999	278,495
	Sempra Energy	139,131	22,350,004
	SJW Group	51,485	3,776,425
#	South Jersey Industries, Inc.	153,319	4,722,225
	Southern Co. (The)	559,132	39,362,893
	Southwest Gas Holdings, Inc.	82,487	6,228,593
#	Spark Energy, Inc., Class A	18,700	177,463
	Spire, Inc.	84,249	7,103,876
	TerraForm Power, Inc., Class A	58,431	1,057,017
	UGI Corp.	220,780	9,182,240

U.S. Core Equity 1 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Unitil Corp.	29,333	$1,809,553
Vistra Energy Corp.	605,560	13,637,211
# WEC Energy Group, Inc.	231,719	23,146,411
Xcel Energy, Inc.	337,817	23,373,558
York Water Co. (The)	20,352	963,871
TOTAL UTILITIES		840,599,543
TOTAL COMMON STOCKS		27,347,714,533
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	15,532	423,247
ENERGY — (0.0%)
*» Enron TOPRS Escrow Shares	666	0
INDUSTRIALS — (0.0%)
Air T Funding	182	4,566
TOTAL PREFERRED STOCKS		427,813
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*» Bristol-Myers Squibb Co. 03/31/21	530,663	1,807,443
TOTAL INVESTMENT SECURITIES (Cost $16,788,446,497)		27,349,949,789

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	253,358,666	253,358,666
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	57,399,220	664,223,768
TOTAL INVESTMENTS — (100.0%)
(Cost $17,705,891,785)^^			$28,267,532,224
As of January 31, 2020, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,465	03/20/20	$235,743,979	$236,158,000	$414,021
Total Futures Contracts			$235,743,979	$236,158,000	$414,021
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,313,662,341	—	—	$2,313,662,341
Consumer Discretionary	3,324,678,080	$3,480	—	3,324,681,560

U.S. Core Equity 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Consumer Staples	$1,713,174,691	—	—	$1,713,174,691
Energy	1,205,956,137	—	—	1,205,956,137
Financials	4,081,800,538	$172,216	—	4,081,972,754
Health Care	3,204,328,886	129,456	—	3,204,458,342
Industrials	3,479,058,352	—	—	3,479,058,352
Information Technology	6,069,254,460	—	—	6,069,254,460
Materials	1,034,858,027	—	—	1,034,858,027
Real Estate	80,038,326	—	—	80,038,326
Utilities	840,599,543	—	—	840,599,543
Preferred Stocks
Communication Services	423,247	—	—	423,247
Industrials	4,566	—	—	4,566
Rights/Warrants
Health Care	—	1,807,443	—	1,807,443
Temporary Cash Investments	253,358,666	—	—	253,358,666
Securities Lending Collateral	—	664,223,768	—	664,223,768
Futures Contracts**	414,021	—	—	414,021
TOTAL	$27,601,609,881	$666,336,363	—	$28,267,946,244
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (7.2%)
	A.H. Belo Corp., Class A	49,061	$143,258
	Activision Blizzard, Inc.	304,868	17,828,681
*	Alaska Communications Systems Group, Inc.	99,183	202,333
*	Alphabet, Inc., Class A	96,783	138,668,747
*	Alphabet, Inc., Class C	102,183	146,553,924
*	Altice USA, Inc., Class A	784,419	21,461,704
#	AMC Entertainment Holdings, Inc., Class A	173,604	1,131,898
#*	AMC Networks, Inc., Class A	124,059	4,539,319
#*	ANGI Homeservices, Inc., Class A	48,151	386,652
#	Anterix, Inc.	42,434	1,971,484
	AT&T, Inc.	6,993,001	263,076,698
	ATN International, Inc.	54,372	3,146,508
#*	AutoWeb, Inc.	29,885	64,850
*	Ballantyne Strong, Inc.	31,283	108,083
#*	Bandwidth, Inc., Class A	3,155	223,879
	Beasley Broadcast Group, Inc., Class A	27,174	102,582
#*	Boingo Wireless, Inc.	141,694	1,592,641
#*	Boston Omaha Corp., Class A	923	18,626
	Cable One, Inc.	13,616	23,202,072
#*	Care.com, Inc.	95,895	1,435,548
*	Cargurus, Inc.	18,112	645,693
#*	Cars.com, Inc.	427,742	4,991,749
*	Central European Media Enterprises, Ltd., Class A	18,678	83,491
#	CenturyLink, Inc.	1,885,459	25,755,370
*	Charter Communications, Inc., Class A	152,202	78,758,447
#*	Chicken Soup For The Soul Entertainment, Inc.	3,771	30,243
#*	Cincinnati Bell, Inc.	197,869	2,712,784
#	Cinemark Holdings, Inc.	385,280	12,140,173
#*	Clear Channel Outdoor Holdings, Inc.	55,873	152,533
	Cogent Communications Holdings, Inc.	113,226	8,031,120
	Comcast Corp., Class A	4,524,891	195,430,042
#*	comScore, Inc.	184,318	728,056
#	Consolidated Communications Holdings, Inc.	311,170	1,502,951
*	Cumulus Media, Inc., Class A	27,317	382,438
#*	Daily Journal Corp.	426	117,150
*	DHI Group, Inc.	1,026,390	2,873,892
#*	Discovery, Inc., Class A	246,474	7,211,829
*	Discovery, Inc., Class B	1,502	54,087
*	Discovery, Inc., Class C	390,271	10,837,826
*	DISH Network Corp., Class A	387,592	14,247,882
*	Electronic Arts, Inc.	149,529	16,137,170
	Emerald Expositions Events, Inc.	123,509	1,288,199
*	Emmis Communications Corp., Class A	23,010	86,978
#	Entercom Communications Corp., Class A	456,737	1,813,246
	Entravision Communications Corp., Class A	276,020	612,764
#*	Eros International P.L.C.	5,500	13,255
#	EW Scripps Co. (The), Class A	219,708	2,667,255
*	Facebook, Inc., Class A	1,190,043	240,281,582
#*	Fluent, Inc.	57,710	156,394
	Fox Corp., Class A	365,867	13,566,348
*	Fox Corp., Class B	233,320	8,476,516
#*	Frontier Communications Corp.	88,246	48,685
#*	Gaia, Inc.	23,801	201,356
#	Gannett Co., Inc.	408,114	2,493,577

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	GCI Liberty, Inc., Class A	243,677	$17,832,283
*	Glu Mobile, Inc.	279,625	1,649,787
*	Gray Television, Inc.	309,857	6,283,900
*	Gray Television, Inc., Class A	3,160	60,830
*	Harte-Hanks, Inc.	15,876	56,677
*	Hemisphere Media Group, Inc.	56,718	762,290
*	IAC/InterActiveCorp	59,512	14,496,528
*	IDT Corp., Class B	256,782	1,941,272
*	IMAX Corp.	172,446	2,852,257
#*	Intelsat SA	236,790	807,454
	Interpublic Group of Cos., Inc. (The)	773,956	17,568,801
#*	Iridium Communications, Inc.	314,193	8,027,631
	John Wiley & Sons, Inc., Class A	145,509	6,347,103
	John Wiley & Sons, Inc., Class B	7,502	325,362
*	Lee Enterprises, Inc.	46,810	98,769
*	Liberty Broadband Corp.	1,306	173,567
*	Liberty Broadband Corp., Class A	42,890	5,643,895
*	Liberty Broadband Corp., Class C	162,660	21,622,394
*	Liberty Latin America, Ltd., Class A	7,360	122,765
#*	Liberty Latin America, Ltd., Class C	140,786	2,372,244
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	716,128
*	Liberty Media Corp.-Liberty Braves, Class B	522	18,009
*	Liberty Media Corp.-Liberty Braves, Class C	73,292	2,136,462
#*	Liberty Media Corp.-Liberty Formula One, Class A	46,668	2,079,059
*	Liberty Media Corp.-Liberty Formula One, Class C	290,871	13,609,854
*	Liberty Media Corp.-Liberty SiriusXM, Class A	109,770	5,331,529
*	Liberty Media Corp.-Liberty SiriusXM, Class B	5,224	257,465
*	Liberty Media Corp.-Liberty SiriusXM, Class C	228,036	11,178,325
*	Liberty TripAdvisor Holdings, Inc., Class A	500,395	2,947,327
#*	Lions Gate Entertainment Corp., Class A	209,039	2,075,757
*	Lions Gate Entertainment Corp., Class B	251,447	2,346,000
#*	Live Nation Entertainment, Inc.	229,463	15,640,198
*	Loral Space & Communications, Inc.	30,631	985,399
*	Madison Square Garden Co. (The), Class A	44,054	13,048,354
*	Marchex, Inc., Class B	166,665	568,328
	Marcus Corp. (The)	75,983	2,214,904
#*	Match Group, Inc.	82,948	6,488,193
#*	Meet Group, Inc. (The)	230,314	1,227,574
#	Meredith Corp.	128,317	3,855,926
#*	MSG Networks, Inc., Class A	164,638	2,504,144
	National CineMedia, Inc.	161,502	1,191,885
*	Netflix, Inc.	58,555	20,206,745
#	New York Times Co. (The), Class A	326,089	10,438,109
	News Corp., Class A	672,367	9,157,639
	News Corp., Class B	296,426	4,141,071
#	Nexstar Media Group, Inc., Class A	179,834	21,786,889
#	Omnicom Group, Inc.	267,839	20,170,955
*	ORBCOMM, Inc.	260,656	935,755
#*	Otelco, Inc., Class A	572	5,188
#*	QuinStreet, Inc.	137,849	1,785,834
#*	Reading International, Inc., Class A	59,065	602,463
#*	Reading International, Inc., Class B	300	7,044
#*	Roku, Inc.	9,859	1,192,446
	Saga Communications, Inc., Class A	5,094	154,450
#	Salem Media Group, Inc.	182,761	252,210
	Scholastic Corp.	72,305	2,382,450
#	Shenandoah Telecommunications Co.	214,633	8,660,442
	Sinclair Broadcast Group, Inc., Class A	266,164	7,963,627
#	Sirius XM Holdings, Inc.	1,366,600	9,661,862

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Snap, Inc., Class A	477,654	$8,779,280
#	Spok Holdings, Inc.	72,102	765,723
#*	Sprint Corp.	1,026,056	4,483,865
#*	SRAX, Inc.	3,513	7,834
*	Take-Two Interactive Software, Inc.	122,534	15,272,638
*	TechTarget, Inc.	66,703	1,693,589
#	TEGNA, Inc.	730,163	12,339,755
	Telephone & Data Systems, Inc.	359,141	8,145,318
*	T-Mobile US, Inc.	340,892	26,995,237
	Townsquare Media, Inc., Class A	44,674	431,104
*	Travelzoo	67,893	689,114
	Tribune Publishing Co.	107,412	1,349,095
	TripAdvisor, Inc.	158,939	4,342,213
#*	TrueCar Inc.	311,003	1,150,711
*	Twitter, Inc.	427,274	13,877,859
*	United States Cellular Corp.	58,697	1,879,478
*	Urban One, Inc.	174,284	327,654
	Verizon Communications, Inc.	4,053,628	240,947,648
#	ViacomCBS, Inc., Class A	19,160	727,697
	ViacomCBS, Inc., Class B	894,651	30,534,439
#*	Vonage Holdings Corp.	671,366	5,955,016
	Walt Disney Co. (The)	697,556	96,478,970
#	World Wrestling Entertainment, Inc., Class A	79,408	3,881,463
#*	Yelp, Inc.	98,447	3,209,372
*	Zayo Group Holdings, Inc.	386,175	13,419,581
*	Zedge, Inc., Class B	24,094	40,960
#*	Zillow Group, Inc., Class A	92,261	4,262,458
#*	Zillow Group, Inc., Class C	179,090	8,275,749
*	Zynga, Inc., Class A	1,698,577	10,225,434
TOTAL COMMUNICATION SERVICES			2,119,851,630
CONSUMER DISCRETIONARY — (11.7%)
*	1-800-Flowers.com, Inc., Class A	116,597	1,771,108
	Aaron's, Inc.	181,144	10,752,708
#	Abercrombie & Fitch Co., Class A	241,081	3,944,085
	Acushnet Holdings Corp.	204,794	6,342,470
*	Adient P.L.C.	303,140	7,793,729
*	Adtalem Global Education, Inc.	192,142	6,630,820
	Advance Auto Parts, Inc.	84,420	11,122,335
*	Amazon.com, Inc.	313,940	630,617,557
#	AMCON Distributing Co.	1,168	90,865
#*	American Axle & Manufacturing Holdings, Inc.	436,470	4,032,983
#	American Eagle Outfitters, Inc.	577,935	8,322,264
#*	American Outdoor Brands Corp.	289,327	2,725,460
*	American Public Education, Inc.	58,151	1,385,738
*	America's Car-Mart, Inc.	29,005	3,184,169
	Aptiv P.L.C.	381,701	32,364,428
	Aramark	442,633	19,537,821
	Ark Restaurants Corp.	7,366	160,652
#*	Asbury Automotive Group, Inc.	86,942	8,385,556
#*	Ascena Retail Group, Inc.	32,831	144,456
#*	Aspen Group, Inc.	28,483	248,941
#*	At Home Group, Inc.	190,575	1,078,655
#	Autoliv, Inc.	200,725	15,381,557
*	AutoNation, Inc.	265,323	11,260,308
*	AutoZone, Inc.	14,858	15,719,170
#*	Barnes & Noble Education, Inc.	199,374	685,847
	Bassett Furniture Industries, Inc.	18,048	220,727
#*	BBQ Holdings, Inc.	13,253	54,602

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	BBX Capital Corp.	82,044	$318,331
*	Beazer Homes USA, Inc.	107,973	1,484,629
#	Bed Bath & Beyond, Inc.	454,930	6,482,753
	Best Buy Co., Inc.	589,142	49,894,436
#	Big 5 Sporting Goods Corp.	399,718	1,490,948
#	Big Lots, Inc.	197,269	5,338,099
#*	Biglari Holdings, Inc., Class A	526	331,117
*	Biglari Holdings, Inc., Class B	5,747	623,435
	BJ's Restaurants, Inc.	79,423	3,159,447
	Bloomin' Brands, Inc.	375,949	7,808,461
#*	Blue Apron Holdings, Inc., Class A	3,626	13,996
*	Booking Holdings, Inc.	31,552	57,757,514
#*	Boot Barn Holdings, Inc.	94,067	3,947,992
	BorgWarner, Inc.	445,473	15,275,269
	Bowl America, Inc., Class A	3,937	59,488
#	Boyd Gaming Corp.	77,977	2,327,613
*	Bright Horizons Family Solutions, Inc.	102,325	16,753,672
#	Brinker International, Inc.	85,112	3,633,431
	Brunswick Corp.	269,306	16,925,882
#	Buckle, Inc. (The)	89,767	2,191,212
#*	Build-A-Bear Workshop, Inc.	67,264	281,164
*	Burlington Stores, Inc.	69,702	15,158,094
#*	Caesars Entertainment Corp.	834,373	11,405,879
#	Caleres, Inc.	147,819	2,594,223
#	Callaway Golf Co.	279,733	5,991,881
#	Camping World Holdings, Inc., Class A	5,293	82,412
*	Capri Holdings, Ltd.	384,277	11,512,939
#*	CarMax, Inc.	320,637	31,114,614
#	Carnival Corp.	386,981	16,845,283
	Carriage Services, Inc.	60,847	1,440,248
#*	Carrols Restaurant Group, Inc.	151,163	686,280
#	Carter's, Inc.	121,161	12,851,547
#*	Carvana Co.	8,296	657,458
	Cato Corp. (The), Class A	80,827	1,296,465
*	Cavco Industries, Inc.	24,235	5,429,125
*	Century Casinos, Inc.	2,000	16,660
*	Century Communities, Inc.	103,761	3,078,589
*	Charles & Colvard, Ltd.	34,169	51,595
#	Cheesecake Factory, Inc. (The)	180,742	6,940,493
#*	Chegg, Inc.	20,954	863,933
	Chico's FAS, Inc.	864,124	3,361,442
#	Children's Place, Inc. (The)	74,421	4,440,701
*	Chipotle Mexican Grill, Inc.	19,141	16,590,653
#	Choice Hotels International, Inc.	69,715	6,985,443
	Churchill Downs, Inc.	21,406	3,090,598
#*	Chuy's Holdings, Inc.	58,889	1,445,725
	Citi Trends, Inc.	47,540	1,107,207
#	Clarus Corp.	93,318	1,233,197
	Collectors Universe, Inc.	8,599	211,191
#	Columbia Sportswear Co.	152,949	14,364,970
#*	Conn's, Inc.	105,962	928,227
#*	Container Store Group, Inc. (The)	99,925	403,697
	Cooper Tire & Rubber Co.	218,998	5,801,257
*	Cooper-Standard Holdings, Inc.	68,894	1,827,069
	Core-Mark Holding Co., Inc.	123,318	2,890,574
#	Cracker Barrel Old Country Store, Inc.	73,612	11,257,483
*	Crocs, Inc.	199,042	7,545,682
#	Crown Crafts, Inc.	22,116	140,437
	CSS Industries, Inc.	44,900	419,815

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Culp, Inc.	43,461	$548,912
	Dana, Inc.	497,760	7,670,482
	Darden Restaurants, Inc.	165,526	19,272,192
#	Dave & Buster's Entertainment, Inc.	168,132	7,424,709
*	DavidsTea, Inc.	1,035	1,490
*	Deckers Outdoor Corp.	91,210	17,412,901
#*	Del Taco Restaurants, Inc.	111,950	844,103
*	Delphi Technologies P.L.C.	266,658	4,090,534
*	Delta Apparel, Inc.	15,491	388,514
*	Denny's Corp.	151,857	3,108,513
#	Designer Brands, Inc., Class A	247,502	3,524,428
*	Destination XL Group, Inc.	166,505	184,821
#	Dick's Sporting Goods, Inc.	257,679	11,397,142
#	Dillard's, Inc., Class A	75,842	4,605,126
#	Dine Brands Global, Inc.	62,701	5,345,260
*	Dixie Group, Inc. (The)	288,406	403,768
	Dollar General Corp.	322,019	49,400,935
*	Dollar Tree, Inc.	320,983	27,947,990
	Domino's Pizza, Inc.	39,731	11,194,209
#*	Dorman Products, Inc.	118,767	8,289,937
	Dover Motorsports, Inc.	18,678	33,994
	DR Horton, Inc.	450,999	26,699,141
#*	Drive Shack, Inc.	125,901	475,906
*	Duluth Holdings, Inc., Class B	3,601	30,428
	Dunkin' Brands Group, Inc.	141,749	11,069,179
	eBay, Inc.	892,172	29,941,292
	Educational Development Corp.	13,726	78,238
#*	El Pollo Loco Holdings, Inc.	126,390	1,741,654
#*	Eldorado Resorts, Inc.	63,704	3,808,225
*	Emerson Radio Corp.	26,350	22,398
	Escalade, Inc.	40,584	357,139
#	Ethan Allen Interiors, Inc.	87,430	1,411,995
#*	Etsy, Inc.	55,429	2,705,490
	Expedia Group, Inc.	204,165	22,141,694
#*	Express, Inc.	534,441	2,143,108
	Extended Stay America, Inc.	588,162	7,599,053
#*	Fiesta Restaurant Group, Inc.	115,014	1,142,089
*	Five Below, Inc.	110,262	12,483,864
	Flanigan's Enterprises, Inc.	2,891	61,289
	Flexsteel Industries, Inc.	20,797	341,071
#*	Floor & Decor Holdings, Inc., Class A	166,014	8,186,150
	Foot Locker, Inc.	341,392	12,962,654
	Ford Motor Co.	4,123,961	36,373,336
#*	Fossil Group, Inc.	164,061	1,104,131
#*	Fox Factory Holding Corp.	128,975	8,489,135
#*	Francesca's Holdings Corp.	13,746	105,019
*	frontdoor, Inc.	133,045	5,665,056
*	Full House Resorts, Inc.	23,954	77,611
#*	Funko, Inc., Class A	62,496	939,315
#	GameStop Corp., Class A	1,004,796	3,858,417
#	Gap, Inc. (The)	785,913	13,682,745
	Garmin, Ltd.	161,695	15,676,330
*	Garrett Motion, Inc.	59,526	501,209
	General Motors Co.	1,628,062	54,360,990
#*	Genesco, Inc.	62,050	2,439,806
	Gentex Corp.	848,664	25,264,727
*	Gentherm, Inc.	126,604	5,837,710
	Genuine Parts Co.	255,699	23,925,755
*	G-III Apparel Group, Ltd.	170,255	4,632,639

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Good Times Restaurants, Inc.	14,300	$20,592
	Goodyear Tire & Rubber Co. (The)	659,298	8,656,583
#*	GoPro, Inc., Class A	258,685	1,019,219
	Graham Holdings Co., Class B	12,018	6,600,526
#*	Grand Canyon Education, Inc.	101,162	7,918,961
*	Green Brick Partners, Inc.	15,871	183,945
#	Group 1 Automotive, Inc.	65,708	6,621,395
#*	Groupon, Inc.	1,232,019	3,548,215
#*	GrubHub, Inc.	104,596	5,663,873
#	Guess?, Inc.	282,107	6,006,058
#	H&R Block, Inc.	363,995	8,444,684
#*	Habit Restaurants, Inc. (The), Class A	64,692	899,866
#	Hamilton Beach Brands Holding Co., Class A	32,542	514,164
#	Hanesbrands, Inc.	548,803	7,551,529
#	Harley-Davidson, Inc.	485,837	16,226,956
	Hasbro, Inc.	102,358	10,427,209
#	Haverty Furniture Cos., Inc.	65,791	1,324,373
	Haverty Furniture Cos., Inc., Class A	2,523	50,801
*	Helen of Troy, Ltd.	63,336	11,973,671
#*	Hibbett Sports, Inc.	172,823	4,282,554
*	Hilton Grand Vacations, Inc.	177,969	5,678,991
	Hilton Worldwide Holdings, Inc.	93,370	10,065,286
	Home Depot, Inc. (The)	298,336	68,050,442
#	Hooker Furniture Corp.	36,936	910,103
#*	Horizon Global Corp.	56,437	190,193
*	Houghton Mifflin Harcourt Co.	385,477	2,127,833
*	Hudson, Ltd., Class A	122,206	1,340,600
#	Hyatt Hotels Corp., Class A	76,915	6,502,394
*	Installed Building Products, Inc.	85,113	6,309,427
#	International Game Technology P.L.C.	131,549	1,774,596
#*	iRobot Corp.	75,519	3,553,169
*	J Alexander's Holdings, Inc.	39,480	378,218
#	J. Jill, Inc.	119,955	142,746
#	Jack in the Box, Inc.	60,844	4,973,997
#*	JAKKS Pacific, Inc.	218,776	223,152
#*	JC Penney Co., Inc.	1,451,035	1,081,021
#	Jerash Holdings US, Inc.	5,937	36,988
#	Johnson Outdoors, Inc., Class A	29,907	2,350,690
*	K12, Inc.	165,942	2,678,304
	KB Home	157,600	5,917,880
#*	Kirkland's, Inc.	106,640	122,636
	Kohl's Corp.	418,240	17,879,760
#*	Kontoor Brands, Inc.	43,451	1,657,221
#*	Koss Corp.	4,495	6,608
#	L Brands, Inc.	288,306	6,677,167
*	Lakeland Industries, Inc.	21,151	294,845
#*	Lands' End, Inc.	99,008	1,153,443
	Las Vegas Sands Corp.	272,117	17,771,961
*	Laureate Education, Inc., Class A	14,492	302,013
*»	Lazare Kaplan International Inc.	3,667	516
	La-Z-Boy, Inc.	145,538	4,459,284
#*	Lazydays Holdings, Inc.	11,759	48,917
	LCI Industries	104,215	11,252,094
*	Leaf Group, Ltd.	64,844	226,306
	Lear Corp.	154,791	19,067,155
#	Leggett & Platt, Inc.	310,557	14,779,408
	Lennar Corp., Class A	432,742	28,716,759
	Lennar Corp., Class B	41,469	2,177,537
#*	LGI Homes, Inc.	74,015	5,901,956

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Libbey, Inc.	98,478	$130,976
#	Lifetime Brands, Inc.	58,799	398,069
*	Lincoln Educational Services Corp.	56,293	132,851
*	Lindblad Expeditions Holdings, Inc.	10,754	177,333
#*	Liquidity Services, Inc.	116,650	620,578
#	Lithia Motors, Inc., Class A	82,678	11,214,444
*	LKQ Corp.	445,840	14,572,280
	Lowe's Cos., Inc.	466,802	54,261,064
*	Luby's, Inc.	657,623	1,591,448
*	Lululemon Athletica, Inc.	111,412	26,670,919
#*	Lumber Liquidators Holdings, Inc.	95,682	728,140
*	M/I Homes, Inc.	73,907	3,280,732
#	Macy's, Inc.	932,226	14,869,005
*	Malibu Boats, Inc., Class A	84,934	3,719,260
#	Marine Products Corp.	27,683	387,562
*	MarineMax, Inc.	93,576	1,864,970
	Marriott International, Inc., Class A	178,761	25,037,266
	Marriott Vacations Worldwide Corp.	133,714	16,077,771
*	MasterCraft Boat Holdings, Inc.	66,150	1,162,256
#*	Mattel, Inc.	325,428	4,761,012
	McDonald's Corp.	210,610	45,064,222
	MDC Holdings, Inc.	214,331	9,031,908
»	Media General, Inc.	96,518	9,121
*	Meritage Homes Corp.	131,485	9,330,176
	MGM Resorts International	497,634	15,456,512
#*	Michaels Cos., Inc. (The)	237,291	1,169,845
*	Modine Manufacturing Co.	184,695	1,298,406
*	Mohawk Industries, Inc.	134,578	17,721,231
#*	Monarch Casino & Resort, Inc.	6,743	361,964
#*	Monitronics International, Inc.	20	180
#	Monro, Inc.	91,011	5,706,390
#*	Motorcar Parts of America, Inc.	65,597	1,302,756
#	Movado Group, Inc.	54,870	944,861
*	Murphy USA, Inc.	128,840	13,163,583
	Nathan's Famous, Inc.	9,787	645,942
#*	National Vision Holdings, Inc.	208,630	7,118,456
*	Nautilus, Inc.	107,416	341,583
*	New Home Co., Inc. (The)	55,518	289,804
	Newell Brands, Inc.	354,099	6,915,553
	NIKE, Inc., Class B	754,300	72,639,090
	Nobility Homes, Inc.	2,557	60,857
#	Nordstrom, Inc.	313,692	11,562,687
*	Norwegian Cruise Line Holdings, Ltd.	353,541	19,038,183
*	NVR, Inc.	5,513	21,042,956
	Office Depot, Inc.	1,826,784	4,055,460
#*	Ollie's Bargain Outlet Holdings, Inc.	118,573	6,289,112
*	O'Reilly Automotive, Inc.	63,415	25,752,832
#	Oxford Industries, Inc.	58,392	4,052,405
	P&F Industries, Inc., Class A	2,869	20,083
#	Papa John's International, Inc.	72,472	4,694,736
#*	Party City Holdco, Inc.	284,060	818,093
*	Penn National Gaming, Inc.	146,037	4,356,284
#	Penske Automotive Group, Inc.	270,522	12,706,418
*	Perdoceo Education Corp.	254,762	4,529,668
#	PetMed Express, Inc.	39,873	1,005,198
#*	Pier 1 Imports, Inc.	35,466	111,363
*	Planet Fitness, Inc., Class A	140,814	11,376,363
#*	Playa Hotels & Resorts NV	91,828	644,633
*	PlayAGS, Inc.	21,023	216,116

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Polaris, Inc.	155,049	$14,239,700
	Pool Corp.	73,758	16,175,129
#*	Potbelly Corp.	70,548	304,062
	PulteGroup, Inc.	504,048	22,505,743
	PVH Corp.	132,719	11,569,115
#*	Quotient Technology Inc.	240,688	2,423,728
*	Qurate Retail Group, Inc., Class B	1,143	9,773
*	Qurate Retail, Inc.	689,320	5,879,900
	Ralph Lauren Corp.	67,278	7,636,053
#	RCI Hospitality Holdings, Inc.	15,909	282,067
#*	Red Lion Hotels Corp.	68,814	189,927
#*	Red Robin Gourmet Burgers, Inc.	139,482	4,584,773
#	Red Rock Resorts, Inc., Class A	153,369	3,759,074
#*	Regis Corp.	140,572	2,181,677
	Rent-A-Center, Inc.	169,080	4,925,300
#*	RH	60,193	12,565,289
	Rocky Brands, Inc.	11,845	321,473
	Ross Stores, Inc.	237,030	26,592,396
	Royal Caribbean Cruises, Ltd.	175,269	20,520,495
*	RTW RetailWinds, Inc.	223,042	87,990
*	Rubicon Project, Inc. (The)	147,629	1,381,807
	Ruth's Hospitality Group, Inc.	160,711	3,294,576
#*	Sally Beauty Holdings, Inc.	280,307	4,302,712
#*	Scientific Games Corp., Class A	118,596	2,945,925
#*	SeaWorld Entertainment, Inc.	255,090	8,790,401
*	Select Interior Concepts, Inc., Class A	44,690	369,139
	Service Corp. International	493,717	23,673,730
*	ServiceMaster Global Holdings, Inc.	266,091	9,592,581
#*	Shake Shack, Inc., Class A	44,856	3,025,537
*	Shiloh Industries, Inc.	146,965	498,211
#	Shoe Carnival, Inc.	42,020	1,506,837
*	Shutterstock, Inc.	79,462	3,443,088
#	Signet Jewelers, Ltd.	292,792	7,117,774
	Six Flags Entertainment Corp.	121,738	4,641,870
*	Skechers U.S.A., Inc., Class A	374,079	13,986,814
*	Skyline Champion Corp.	191,220	5,497,575
#*	Sleep Number Corp.	133,832	6,904,393
#	Sonic Automotive, Inc., Class A	188,963	5,976,900
#*	Sonos, Inc.	80,609	1,105,955
#*	Sportsman's Warehouse Holdings, Inc.	131,729	853,604
#	Stage Stores, Inc.	250,463	280,519
#*	Stamps.com, Inc.	55,709	4,149,763
	Standard Motor Products, Inc.	74,703	3,629,072
	Starbucks Corp.	338,885	28,747,615
	Steven Madden, Ltd.	288,859	11,138,403
*	Stoneridge, Inc.	107,534	2,995,897
	Strategic Education, Inc.	80,646	13,088,039
	Strattec Security Corp.	8,355	183,768
	Superior Group of Cos, Inc.	45,841	528,547
	Superior Industries International, Inc.	202,949	649,437
*	Sypris Solutions, Inc.	26,299	25,010
#	Tailored Brands, Inc.	111,513	443,822
*	Tandy Leather Factory, Inc.	28,054	156,541
	Tapestry, Inc.	469,310	12,094,119
	Target Corp.	551,687	61,093,818
*	Taylor Morrison Home Corp.	328,177	8,493,221
*	Tempur Sealy International, Inc.	131,892	12,083,945
#	Tenneco, Inc., Class A	176,952	1,675,735
#*	Tesla, Inc.	16,040	10,435,143

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Texas Roadhouse, Inc.	180,904	$11,306,500
#	Thor Industries, Inc.	51,231	4,125,120
	Tiffany & Co.	183,552	24,599,639
	Tilly's, Inc., Class A	68,691	583,874
	TJX Cos., Inc. (The)	702,963	41,502,936
	Toll Brothers, Inc.	340,958	15,124,897
*	TopBuild Corp.	118,884	13,613,407
#*	Town Sports International Holdings, Inc.	31,508	66,167
	Tractor Supply Co.	191,144	17,766,835
*	TravelCenters of America, Inc.	20,953	352,849
#*	TRI Pointe Group, Inc.	569,348	9,257,598
#*	Tuesday Morning Corp.	161,010	206,093
#	Tupperware Brands Corp.	99,109	620,422
#*	Turtle Beach Corp.	10,213	82,317
#	Twin River Worldwide Holding, Inc.	683	18,202
*	Ulta Salon Cosmetics & Fragrance, Inc.	63,545	17,024,341
#*	Under Armour, Inc., Class A	239,786	4,838,881
#*	Under Armour, Inc., Class C	273,802	4,917,484
*	Unifi, Inc.	70,488	1,516,902
	Unique Fabricating, Inc.	17,320	70,155
*	Universal Electronics, Inc.	44,224	2,190,415
*	Universal Technical Institute, Inc.	67,732	520,859
#*	Urban Outfitters, Inc.	336,368	8,611,021
#*	US Auto Parts Network, Inc.	32,643	83,240
#	Vail Resorts, Inc.	59,513	13,956,394
#*	Veoneer, Inc.	101,973	1,328,708
*	Vera Bradley, Inc.	130,433	1,249,548
	VF Corp.	193,213	16,030,883
#*	Vince Holding Corp.	3,562	52,611
*	Vista Outdoor, Inc.	194,431	1,444,622
#*	Visteon Corp.	111,275	8,880,858
*	VOXX International Corp.	97,553	419,478
#*	Wayfair, Inc., Class A	42,533	3,985,342
	Wendy's Co. (The)	639,349	13,854,693
	Weyco Group, Inc.	28,565	646,997
#	Whirlpool Corp.	142,228	20,789,467
#*	William Lyon Homes, Class A	102,937	2,387,109
#	Williams-Sonoma, Inc.	253,512	17,766,121
#	Wingstop, Inc.	78,649	7,296,268
	Winmark Corp.	7,748	1,541,620
#	Winnebago Industries, Inc.	106,571	5,835,828
	Wolverine World Wide, Inc.	260,741	8,231,593
#*	WW International, Inc	94,415	3,113,807
	Wyndham Destinations, Inc.	144,276	7,001,714
	Wyndham Hotels & Resorts, Inc.	194,723	11,132,314
	Wynn Resorts, Ltd.	156,606	19,757,413
	Yum! Brands, Inc.	93,374	9,876,168
#*	ZAGG, Inc.	95,312	720,559
*	Zovio, Inc.	116,596	185,388
*	Zumiez, Inc.	83,902	2,615,225
TOTAL CONSUMER DISCRETIONARY			3,427,423,079
CONSUMER STAPLES — (5.5%)
	Alico, Inc.	24,578	884,562
	Altria Group, Inc.	1,474,896	70,101,807
	Andersons, Inc. (The)	147,777	3,342,716
#*	Arcadia Biosciences, Inc.	6,872	35,185
	Archer-Daniels-Midland Co.	603,011	26,990,772
#	B&G Foods, Inc.	254,798	4,092,056

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	BJ's Wholesale Club Holdings, Inc.	194,754	$3,996,352
#*	Boston Beer Co., Inc. (The), Class A	37,073	13,212,076
*	Bridgford Foods Corp.	11,491	219,018
	Brown-Forman Corp., Class A	59,147	3,801,378
#	Brown-Forman Corp., Class B	324,384	21,941,334
	Bunge, Ltd.	279,811	14,670,491
#	Calavo Growers, Inc.	51,317	3,931,395
#	Cal-Maine Foods, Inc.	136,112	4,857,837
#	Campbell Soup Co.	341,257	16,513,426
#	Casey's General Stores, Inc.	110,874	17,835,192
*	Central Garden & Pet Co.	40,949	1,318,967
*	Central Garden & Pet Co., Class A	146,684	4,394,653
#*	Chefs' Warehouse, Inc. (The)	79,060	2,877,784
	Church & Dwight Co., Inc.	236,607	17,560,972
#	Clorox Co. (The)	132,095	20,779,864
	Coca-Cola Co. (The)	1,792,276	104,668,918
#	Coca-Cola Consolidated, Inc.	26,902	7,285,331
*	Coffee Holding Co., Inc.	5,400	21,924
	Colgate-Palmolive Co.	191,018	14,093,308
	Conagra Brands, Inc.	564,770	18,592,228
	Constellation Brands, Inc., Class A	99,120	18,664,296
	Constellation Brands, Inc., Class B	4,189	793,899
	Costco Wholesale Corp.	284,371	86,881,028
	Coty, Inc., Class A	883,609	9,065,828
#*	Craft Brew Alliance, Inc.	111,236	1,824,270
*	Cyanotech Corp.	2,301	5,591
*	Darling Ingredients, Inc.	422,245	11,455,507
#*	Dean Foods Co.	1,496,802	447,544
*	Eastside Distilling, Inc.	5,310	19,328
*	Edgewell Personal Care Co.	174,194	4,497,689
*	elf Beauty Inc.	124,273	1,948,601
	Estee Lauder Cos., Inc. (The), Class A	144,166	28,135,437
*	Farmer Brothers Co.	86,311	1,034,006
#	Flowers Foods, Inc.	653,637	14,072,805
#	Fresh Del Monte Produce, Inc.	161,044	5,053,561
	General Mills, Inc.	405,752	21,188,369
#*	Hain Celestial Group, Inc. (The)	198,495	4,805,564
#*	Herbalife Nutrition, Ltd.	252,784	9,820,658
	Hershey Co. (The)	154,380	23,955,145
#	Hormel Foods Corp.	496,927	23,484,770
#*	Hostess Brands, Inc.	389,480	5,226,822
#	Ingles Markets, Inc., Class A	55,537	2,315,338
	Ingredion, Inc.	214,173	18,847,224
	Inter Parfums, Inc.	85,209	5,888,794
#	J&J Snack Foods Corp.	48,526	8,047,552
	JM Smucker Co. (The)	152,827	15,834,405
	John B. Sanfilippo & Son, Inc.	34,146	2,878,508
	Kellogg Co.	404,136	27,566,117
#	Keurig Dr Pepper, Inc.	145,443	4,149,489
	Kimberly-Clark Corp.	103,431	14,815,456
	Kraft Heinz Co. (The)	362,822	10,594,402
	Kroger Co. (The)	1,464,801	39,344,555
	Lamb Weston Holdings, Inc.	88,322	8,064,682
#	Lancaster Colony Corp.	61,956	9,581,495
#*	Landec Corp.	90,725	1,016,120
#*	Lifevantage Corp.	21,105	345,700
#*	Lifeway Foods, Inc.	21,293	47,909
#	Limoneira Co.	51,794	1,011,019
#	Mannatech, Inc.	4,594	72,999

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	McCormick & Co., Inc.	3,330	$546,053
#	McCormick & Co., Inc. Non-Voting	132,525	21,650,609
	Medifast, Inc.	52,785	5,100,615
#	MGP Ingredients, Inc.	71,438	2,433,178
	Molson Coors Beverage Co., Class B	325,179	18,073,449
#	Molson Coors Brewing Co., Class A	1,020	62,358
	Mondelez International, Inc., Class A	578,082	33,170,345
*	Monster Beverage Corp.	180,203	12,001,520
#*	National Beverage Corp.	78,210	3,355,991
*	Natura & Co. Holding SA, ADR	225,823	4,941,007
*	Natural Alternatives International, Inc.	16,951	138,659
	Natural Grocers by Vitamin Cottage, Inc.	73,621	666,270
#	Natural Health Trends Corp.	16,960	61,056
*	Nature's Sunshine Products, Inc.	52,929	506,001
	Nu Skin Enterprises, Inc., Class A	210,393	6,856,708
#	Ocean Bio-Chem, Inc.	12,000	46,440
	Oil-Dri Corp. of America	14,194	502,468
	PepsiCo, Inc.	960,917	136,469,432
*	Performance Food Group Co.	298,844	15,477,131
	Philip Morris International, Inc.	383,698	31,731,825
*	Pilgrim's Pride Corp.	308,227	8,029,313
*	Post Holdings, Inc.	247,616	25,893,205
#	PriceSmart, Inc.	81,647	5,001,695
#*	Primo Water Corp.	84,828	1,278,358
	Procter & Gamble Co. (The)	992,046	123,628,773
#*	Pyxus International, Inc.	27,945	191,423
#*	Revlon, Inc., Class A	59,613	1,273,930
#*	RiceBran Technologies	16,890	20,775
#*	Rite Aid Corp.	62,051	741,509
#	Rocky Mountain Chocolate Factory, Inc.	12,203	101,285
*	S&W Seed Co.	68,983	148,313
#	Sanderson Farms, Inc.	111,082	15,294,881
	Seaboard Corp.	1,240	4,780,956
*	Seneca Foods Corp., Class A	28,492	1,126,859
*	Seneca Foods Corp., Class B	1,999	77,771
*	Simply Good Foods Co. (The)	214,709	4,931,866
	SpartanNash Co.	134,011	1,632,254
	Spectrum Brands Holdings, Inc.	192,223	11,804,414
*	Sprouts Farmers Market, Inc.	473,063	7,393,975
	Sysco Corp.	316,065	25,961,579
*	Tofutti Brands, Inc.	1,645	2,977
#	Tootsie Roll Industries, Inc.	72,143	2,460,798
#*	TreeHouse Foods, Inc.	192,443	8,582,958
#	Turning Point Brands, Inc.	21,179	483,728
	Tyson Foods, Inc., Class A	343,534	28,386,214
#*	United Natural Foods, Inc.	332,489	2,393,921
	United-Guardian, Inc.	4,655	78,204
	Universal Corp.	84,228	4,476,718
*	US Foods Holding Corp.	448,636	18,021,708
*	USANA Health Sciences, Inc.	93,475	5,767,408
#	Vector Group, Ltd.	299,995	3,941,934
*	Veru, Inc.	50,478	176,673
#	Village Super Market, Inc., Class A	31,018	690,461
	Walgreens Boots Alliance, Inc.	747,287	37,999,544
	Walmart, Inc.	898,743	102,897,086
#	WD-40 Co.	33,668	6,289,856
#	Weis Markets, Inc.	90,746	3,329,471
#*	Willamette Valley Vineyards, Inc.	6,260	42,818

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Youngevity International, Inc.	11,358	$17,718
TOTAL CONSUMER STAPLES			1,599,966,472
ENERGY — (4.3%)
*	Abraxas Petroleum Corp.	502,185	115,000
	Adams Resources & Energy, Inc.	7,057	249,536
	Amplify Energy Corp.	108,653	585,640
#*	Antero Resources Corp.	574,658	1,063,117
	Apache Corp.	669,048	18,358,677
#*	Apergy Corp.	247,120	6,390,523
#	Arch Coal, Inc., Class A	84,355	4,346,813
	Archrock, Inc.	483,437	4,036,699
*	Ardmore Shipping Corp.	103,600	637,140
*	Aspen Aerogels, Inc.	64,239	531,257
	Baker Hughes Co.	372,022	8,057,997
#*	Basic Energy Services, Inc.	79,151	19,329
#	Berry Petroleum Corp.	123,270	844,400
#*	Bonanza Creek Energy, Inc.	79,202	1,440,684
	Cabot Oil & Gas Corp.	508,982	7,171,556
	Cactus, Inc., Class A	81,813	2,357,851
#*	California Resources Corp.	88,450	649,223
#*	Callon Petroleum Co.	1,995,323	5,985,969
#*	Centennial Resource Development, Inc., Class A	600,683	1,958,227
*	Cheniere Energy, Inc.	158,539	9,391,850
#*	Chesapeake Energy Corp.	1,945,344	995,627
	Chevron Corp.	1,471,514	157,658,010
	Cimarex Energy Co.	250,750	11,005,418
*	Clean Energy Fuels Corp.	650,469	1,496,079
#*	CNX Resources Corp.	809,199	5,850,509
	Concho Resources, Inc.	247,097	18,725,011
	ConocoPhillips	1,189,748	70,706,724
#*	CONSOL Energy, Inc.	92,987	755,984
#*	Contango Oil & Gas Co.	254,545	995,271
	Continental Resources, Inc.	265,155	7,217,519
#	Core Laboratories NV	78,289	2,750,293
#	CVR Energy, Inc.	228,689	7,914,926
#*	Dawson Geophysical Co.	217,053	520,927
#	Delek US Holdings, Inc.	272,889	7,493,532
#*	Denbury Resources, Inc.	1,550,302	1,527,047
	Devon Energy Corp.	434,647	9,440,533
#	DHT Holdings, Inc.	982,953	5,534,025
#*	Diamond Offshore Drilling, Inc.	456,701	2,114,526
	Diamondback Energy, Inc.	215,154	16,007,458
#	DMC Global, Inc.	45,597	1,907,323
*	Dorian LPG, Ltd.	168,723	2,213,646
#*	Dril-Quip, Inc.	188,020	7,690,018
#*	Earthstone Energy, Inc., Class A	83,796	418,980
#	EnLink Midstream LLC	378,207	1,902,381
	EOG Resources, Inc.	619,952	45,200,700
#*	Epsilon Energy, Ltd.	85,058	267,933
#	EQT Corp.	216,273	1,308,452
#	Equitrans Midstream Corp.	196,690	1,901,992
*	Era Group, Inc.	85,450	849,373
	Evolution Petroleum Corp.	100,336	505,693
*	Exterran Corp.	119,347	644,474
#*	Extraction Oil & Gas, Inc.	356,349	506,016
	Exxon Mobil Corp.	3,143,859	195,296,521
*	Forum Energy Technologies, Inc.	540,589	573,024
*	Frank's International NV	615,739	2,155,087

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	GasLog, Ltd.	227,243	$1,472,535
*	Geospace Technologies Corp.	42,081	564,306
#*	Gevo, Inc.	11,900	23,919
#*	Goodrich Petroleum Corp.	30,840	206,936
#	Green Plains, Inc.	168,385	2,099,761
*	Gulf Island Fabrication, Inc.	104,162	531,226
#*	Gulfport Energy Corp.	845,076	1,309,868
	Hallador Energy Co.	97,936	162,574
	Halliburton Co.	705,019	15,376,464
#*	Helix Energy Solutions Group, Inc.	512,152	4,271,348
	Helmerich & Payne, Inc.	190,198	7,712,529
	Hess Corp.	347,083	19,634,485
#*	HighPoint Resources Corp.	569,450	660,562
	HollyFrontier Corp.	383,160	17,211,547
#*	Hornbeck Offshore Services, Inc.	10,477	1,079
#*	Independence Contract Drilling, Inc.	93,369	65,582
*	International Seaways, Inc.	94,840	2,111,138
*	ION Geophysical Corp.	84,699	485,325
	Kinder Morgan, Inc.	1,474,038	30,763,173
#*	KLX Energy Services Holdings, Inc.	72,968	294,791
#	Kosmos Energy, Ltd.	1,023,297	5,229,048
*	Laredo Petroleum, Inc.	959,733	1,650,741
#	Liberty Oilfield Services, Inc., Class A	105,762	896,862
#*	Lonestar Resources US, Inc., Class A	66,701	121,396
#	Mammoth Energy Services, Inc.	72,963	103,607
	Marathon Oil Corp.	1,418,842	16,132,234
	Marathon Petroleum Corp.	719,648	39,220,816
#*	Matador Resources Co.	372,923	5,470,780
*	Matrix Service Co.	103,231	2,077,008
*	Mitcham Industries, Inc.	95,130	270,169
#*	Montage Resources Corp.	52,502	191,632
#	Murphy Oil Corp.	515,106	10,796,622
#	Nabors Industries, Ltd.	2,327,596	4,818,124
	NACCO Industries, Inc., Class A	16,271	767,015
	National Oilwell Varco, Inc.	569,590	11,739,250
*	Natural Gas Services Group, Inc.	36,176	380,572
#	Navios Maritime Acquisition Corp.	14,951	79,240
#*	NCS Multistage Holdings, Inc.	7,647	11,700
#*	Newpark Resources, Inc.	308,446	1,542,230
*	NexTier Oilfield Solutions, Inc.	681,620	3,510,343
#*	Nine Energy Service, Inc.	5,600	27,104
#*	Noble Corp. P.L.C.	841,736	679,954
	Noble Energy, Inc.	622,575	12,308,308
	Nordic American Tankers, Ltd.	89,619	302,912
#*	Northern Oil and Gas, Inc.	1,011,203	1,678,597
#*	Oasis Petroleum, Inc.	1,586,577	3,569,798
	Occidental Petroleum Corp.	935,693	37,165,726
#*	Oceaneering International, Inc.	331,295	4,111,371
*	Oil States International, Inc.	386,559	4,167,106
	ONEOK, Inc.	452,023	33,842,962
*	Overseas Shipholding Group, Inc., Class A	141,074	251,112
#*	Pacific Ethanol, Inc.	433,146	281,025
	Panhandle Oil and Gas, Inc., Class A	45,959	332,284
*	Par Pacific Holdings, Inc.	148,811	2,994,077
	Parsley Energy, Inc., Class A	671,262	11,169,800
	Patterson-UTI Energy, Inc.	646,464	5,132,924
	PBF Energy, Inc., Class A	393,047	10,730,183
*	PDC Energy, Inc.	385,365	8,320,030
#	Peabody Energy Corp.	330,562	2,234,599

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Penn Virginia Corp.	45,985	$982,699
	Phillips 66	228,313	20,860,959
	Pioneer Natural Resources Co.	189,651	25,602,885
*	PrimeEnergy Resources Corp.	3,139	457,195
#*	Profire Energy, Inc.	40,417	56,180
*	ProPetro Holding Corp.	294,518	2,868,605
	QEP Resources, Inc.	776,308	2,460,896
*	Quintana Energy Services, Inc.	49,160	117,492
#	Range Resources Corp.	848,829	2,546,487
*	Ranger Energy Services, Inc.	17,872	125,104
#*	Renewable Energy Group, Inc.	144,275	3,791,547
*	REX American Resources Corp.	14,981	1,128,818
#*	RigNet, Inc.	40,626	169,004
#*	Ring Energy, Inc.	196,159	423,703
#	RPC, Inc.	342,480	1,551,434
*	SandRidge Energy, Inc.	101,732	259,417
	Schlumberger, Ltd.	712,859	23,887,905
#	Scorpio Tankers, Inc.	189,381	4,420,153
*	SEACOR Holdings, Inc.	63,253	2,377,680
*	SEACOR Marine Holdings, Inc.	95,201	993,898
#*	Select Energy Services, Inc., Class A	260,355	1,812,071
#	SFL Corp., Ltd.	372,859	4,936,653
*	SilverBow Resources, Inc.	20,279	107,884
#	SM Energy Co.	554,697	5,092,118
#*	Smart Sand, Inc.	60,808	123,440
#	Solaris Oilfield Infrastructure, Inc., Class A	97,437	1,123,449
#*	Southwestern Energy Co.	3,071,778	4,822,691
#*	Sundance Energy, Inc.	1,204	13,051
#*	Talos Energy, Inc.	172,887	3,793,141
#	Targa Resources Corp.	319,659	11,667,553
	TechnipFMC P.L.C.	473,724	7,821,183
#	Teekay Corp.	166,934	594,285
#*	Teekay Tankers, Ltd., Class A	136,425	2,222,363
*	TETRA Technologies, Inc.	392,095	599,905
#*	Tidewater, Inc.	120,360	1,827,065
#*	Transocean, Ltd.	973,203	4,437,806
#*	Unit Corp.	353,726	141,420
#	US Silica Holdings, Inc.	281,769	1,448,293
*	VAALCO Energy, Inc.	39,348	88,140
#	Valaris P.L.C.	1,245,804	6,366,058
	Valero Energy Corp.	483,574	40,770,124
*	W&T Offshore, Inc.	469,511	1,943,776
#*	Whiting Petroleum Corp.	438,900	1,992,606
	Williams Cos., Inc. (The)	621,507	12,858,980
	World Fuel Services Corp.	232,139	9,081,278
*	WPX Energy, Inc.	975,394	11,655,958
TOTAL ENERGY			1,247,934,281
FINANCIALS — (15.6%)
#*	1347 Property Insurance Holdings, Inc.	8,932	50,912
#	1st Constitution Bancorp	25,910	522,086
	1st Source Corp.	87,455	4,127,001
	ACNB Corp.	20,654	661,961
	Affiliated Managers Group, Inc.	76,375	6,098,544
	Aflac, Inc.	484,011	24,960,447
*	Alleghany Corp.	21,070	16,806,696
#*	Allegiance Bancshares, Inc.	63,206	2,351,263
	Allstate Corp. (The)	279,303	33,108,578
	Ally Financial, Inc.	716,826	22,959,937

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	A-Mark Precious Metals, Inc.	17,533	$139,913
#*	Ambac Financial Group, Inc.	64,306	1,378,078
	American Equity Investment Life Holding Co.	234,005	6,180,072
	American Express Co.	742,133	96,380,813
	American Financial Group, Inc.	175,204	19,060,443
	American International Group, Inc.	559,634	28,127,205
	American National Bankshares, Inc.	33,036	1,126,528
	American National Insurance Co.	43,227	4,761,886
	American River Bankshares	19,024	275,277
	Ameriprise Financial, Inc.	216,761	35,854,437
	Ameris Bancorp	233,485	9,383,762
	AMERISAFE, Inc.	68,230	4,668,297
#	AmeriServ Financial, Inc.	18,864	77,342
	Ames National Corp.	27,872	743,625
	Aon P.L.C.	158,567	34,924,382
*	Arch Capital Group, Ltd.	499,119	22,041,095
	Ares Management Corp., Class A	95,808	3,454,836
	Argo Group International Holdings, Ltd.	113,871	7,469,938
	Arrow Financial Corp.	44,727	1,568,129
	Arthur J Gallagher & Co.	155,115	15,910,146
	Artisan Partners Asset Management, Inc., Class A	151,232	5,051,149
#*	Ashford, Inc.	1,390	33,457
	Associated Banc-Corp	338,868	6,753,639
#	Associated Capital Group, Inc., Class A	9,645	402,872
	Assurant, Inc.	142,774	18,640,573
	Assured Guaranty, Ltd.	266,861	12,232,908
*	Asta Funding, Inc.	2,291	23,529
*	Athene Holding, Ltd., Class A	127,705	5,562,830
	Atlantic American Corp.	17,563	38,814
*	Atlantic Capital Bancshares, Inc.	86,975	1,641,218
	Atlantic Union Bankshares Corp.	230,529	7,766,522
*	Atlanticus Holdings Corp.	36,049	503,244
#	Auburn National Bancorporation, Inc.	5,123	292,011
	Axis Capital Holdings, Ltd.	186,997	12,014,557
*	Axos Financial, Inc.	204,907	5,772,230
#	Banc of California, Inc.	164,484	2,625,165
	BancFirst Corp.	88,347	5,106,457
	Bancorp 34, Inc.	5,081	79,010
*	Bancorp, Inc. (The)	188,264	2,227,163
	BancorpSouth Bank	248,919	7,111,616
	Bank of America Corp.	4,719,187	154,930,909
	Bank of Commerce Holdings	49,603	530,752
#	Bank of Hawaii Corp.	128,470	11,510,912
	Bank of Marin Bancorp	35,642	1,570,387
	Bank of New York Mellon Corp. (The)	538,922	24,132,927
	Bank of NT Butterfield & Son, Ltd. (The)	188,729	6,269,577
#	Bank of Princeton (The)	15,499	472,719
#	Bank of South Carolina Corp.	10,128	192,533
	Bank of the James Financial Group, Inc.	7,644	112,367
	Bank OZK	282,555	7,679,845
	BankFinancial Corp.	48,482	604,571
	BankUnited, Inc.	285,584	9,424,272
	Bankwell Financial Group, Inc.	15,051	406,829
	Banner Corp.	120,081	6,190,176
	Bar Harbor Bankshares	36,327	799,194
#*	Baycom Corp.	12,706	285,377
	BCB Bancorp, Inc.	46,065	604,373
*	Berkshire Bancorp, Inc.	3,850	39,578
*	Berkshire Hathaway, Inc., Class B	1,010,279	226,736,916

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Berkshire Hills Bancorp, Inc.	173,168	$4,874,679
	BGC Partners, Inc., Class A	928,298	5,356,279
	BlackRock, Inc.	83,263	43,908,743
#	Blackstone Group, Inc. (The), Class A	108,362	6,617,667
*	Blucora, Inc.	75,507	1,702,683
	Blue Capital Reinsurance Holdings, Ltd.	20,920	146,022
#	BOK Financial Corp.	130,601	10,304,419
	Boston Private Financial Holdings, Inc.	288,959	3,294,133
	Bridge Bancorp, Inc.	61,357	1,862,185
*	Bridgewater Bancshares, Inc.	38,692	510,734
*	Brighthouse Financial, Inc.	52,344	2,036,182
*	BrightSphere Investment Group P.L.C.	253,163	2,331,631
	Brookline Bancorp, Inc.	277,736	4,221,587
	Brown & Brown, Inc.	401,481	18,026,497
	Bryn Mawr Bank Corp.	70,547	2,646,923
#	Business First Bancshares, Inc.	2,673	66,237
	Byline Bancorp, Inc.	9,550	184,315
	C&F Financial Corp.	9,438	472,372
	Cadence BanCorp	408,883	6,390,841
	California First National Bancorp	9,103	152,475
#	Cambridge Bancorp	3,898	281,358
	Camden National Corp.	50,870	2,404,116
*	Cannae Holdings, Inc.	242,569	9,862,856
	Capital City Bank Group, Inc.	51,430	1,466,784
	Capital One Financial Corp.	363,354	36,262,729
	Capitol Federal Financial, Inc.	500,934	6,602,310
	Capstar Financial Holdings, Inc.	52,453	785,221
	Carolina Financial Corp.	75,212	2,884,380
*»	Carolina Trust Bancshares, Inc.	115,366	225,995
	Cathay General Bancorp	194,645	7,018,899
	Cboe Global Markets, Inc.	55,696	6,862,861
	CBTX, Inc.	34,416	1,016,993
	CenterState Bank Corp.	322,932	7,285,346
*	Central Federal Corp.	6,476	90,275
	Central Pacific Financial Corp.	57,601	1,597,276
	Central Valley Community Bancorp	24,647	463,117
	Century Bancorp, Inc., Class A	13,628	1,172,008
	Charles Schwab Corp. (The)	631,166	28,749,611
#	Chemung Financial Corp.	13,461	533,998
	Chubb, Ltd.	276,420	42,013,076
	Cincinnati Financial Corp.	201,621	21,160,124
#	CIT Group, Inc.	176,002	8,045,051
	Citigroup, Inc.	1,211,674	90,160,662
	Citizens & Northern Corp.	25,465	651,140
#	Citizens Community Bancorp, Inc.	24,520	293,750
	Citizens Financial Group, Inc.	579,838	21,616,361
	Citizens Holding Co.	5,685	122,512
#*	Citizens, Inc.	80,221	486,139
#	City Holding Co.	44,929	3,400,227
	Civista Bancshares, Inc.	40,150	883,701
	CME Group, Inc.	151,121	32,809,880
	CNA Financial Corp.	116,745	5,210,329
	CNB Financial Corp.	47,886	1,415,510
	CNO Financial Group, Inc.	360,876	6,347,809
*	Coastal Financial Corp.	12,903	229,673
	Codorus Valley Bancorp, Inc.	25,892	564,446
#	Cohen & Steers, Inc.	131,992	9,764,768
	Colony Bankcorp, Inc.	20,874	320,416
#	Columbia Banking System, Inc.	233,315	9,029,290

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Columbia Financial, Inc.	80,139	$1,343,931
	Comerica, Inc.	255,711	15,639,285
#	Commerce Bancshares, Inc.	239,064	16,175,070
	Commercial National Financial Corp.	2,306	47,227
#	Community Bank System, Inc.	171,816	11,386,246
	Community Bankers Trust Corp.	62,574	552,528
	Community Financial Corp. (The)	15,436	524,824
#*	Community First Bancshares, Inc.	17,083	199,188
	Community Trust Bancorp, Inc.	58,563	2,562,131
	Community West Bancshares	17,906	196,966
	ConnectOne Bancorp, Inc.	140,313	3,312,790
#*	Consumer Portfolio Services, Inc.	192,206	678,487
	County Bancorp, Inc.	18,726	472,831
#*	Cowen, Inc., Class A	63,922	1,027,227
#	Crawford & Co., Class A	94,242	823,675
	Crawford & Co., Class B	74,611	596,142
#*	Credit Acceptance Corp.	68,201	29,256,865
#	Cullen/Frost Bankers, Inc.	113,352	10,106,464
*	Customers Bancorp, Inc.	102,205	2,185,143
	CVB Financial Corp.	383,991	7,975,493
	Diamond Hill Investment Group, Inc.	14,446	2,033,563
	Dime Community Bancshares, Inc.	132,854	2,578,696
	Discover Financial Services	545,735	41,001,071
	Donegal Group, Inc., Class A	78,391	1,093,554
#	Donegal Group, Inc., Class B	5,678	68,533
*	Donnelley Financial Solutions, Inc.	120,968	1,095,970
	E*TRADE Financial Corp.	340,972	14,532,227
	Eagle Bancorp Montana, Inc.	17,152	360,535
#	Eagle Bancorp, Inc.	113,735	4,970,219
	East West Bancorp, Inc.	257,210	11,790,506
	Eaton Vance Corp.	301,121	13,776,286
#*	eHealth, Inc.	61,247	6,440,735
*	Elevate Credit, Inc.	70,506	409,640
#	Elmira Savings Bank	7,695	126,198
#	Emclaire Financial Corp.	2,399	75,449
	Employers Holdings, Inc.	113,426	4,837,619
#*	Encore Capital Group, Inc.	101,335	3,440,323
*	Enova International, Inc.	137,067	3,434,899
*	Enstar Group, Ltd.	32,385	6,324,467
	Enterprise Bancorp, Inc.	18,776	582,432
	Enterprise Financial Services Corp.	85,883	3,736,769
#*	Equity Bancshares, Inc., Class A	47,837	1,284,902
#	Erie Indemnity Co., Class A	66,910	11,140,515
*	Esquire Financial Holdings, Inc.	17,523	398,648
	ESSA Bancorp, Inc.	19,001	322,067
	Essent Group, Ltd.	178,380	8,849,432
	Evans Bancorp, Inc.	13,502	527,118
	Evercore, Inc., Class A	118,960	9,114,715
	Everest Re Group, Ltd.	60,076	16,615,219
#*	EZCORP, Inc., Class A	205,113	1,275,803
#	FactSet Research Systems, Inc.	69,689	19,938,720
#	Farmers & Merchants Bancorp, Inc.	8,932	262,601
	Farmers National Banc Corp.	51,416	813,401
#	Fauquier Bankshares, Inc.	4,556	94,173
	FB Financial Corp.	100,967	3,599,474
	FBL Financial Group, Inc., Class A	79,082	4,253,030
	Federal Agricultural Mortgage Corp., Class A	2,460	166,517
	Federal Agricultural Mortgage Corp., Class C	29,738	2,269,009
	Federated Investors, Inc., Class B	388,718	14,083,253

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	FedNat Holding Co.	48,967	$760,458
*	FFBW, Inc.	15,405	164,988
#	Fidelity D&D Bancorp, Inc.	5,497	312,504
	Fidelity National Financial, Inc.	339,723	16,561,496
	Fifth Third Bancorp	956,262	27,205,654
	Financial Institutions, Inc.	51,721	1,593,524
*	First Acceptance Corp.	34,466	23,782
	First American Financial Corp.	330,576	20,489,100
	First Bancorp	99,409	3,527,031
	First BanCorp	750,229	6,954,623
	First Bancorp, Inc.	31,491	890,565
	First Bancshares, Inc.	569	9,093
	First Bancshares, Inc. (The)	24,349	838,093
#	First Bank	36,002	385,221
	First Busey Corp.	176,020	4,488,510
	First Business Financial Services, Inc.	24,675	621,316
#	First Capital, Inc.	6,938	458,671
	First Choice Bancorp	18,727	455,815
	First Citizens BancShares, Inc., Class A	22,584	11,897,703
	First Commonwealth Financial Corp.	335,636	4,537,799
	First Community Bancshares, Inc.	52,812	1,547,920
	First Community Corp.	21,514	441,682
	First Defiance Financial Corp.	65,871	1,935,949
	First Financial Bancorp	338,499	8,137,516
#	First Financial Bankshares, Inc.	272,016	9,117,976
	First Financial Corp.	23,250	970,222
	First Financial Northwest, Inc.	22,460	328,590
	First Foundation, Inc.	138,010	2,277,165
	First Guaranty Bancshares, Inc.	6,290	113,220
	First Hawaiian, Inc.	20,596	598,520
	First Horizon National Corp.	807,929	12,926,864
	First Internet Bancorp	30,005	795,433
	First Interstate BancSystem, Inc., Class A	118,143	4,548,505
	First Merchants Corp.	186,893	7,428,997
	First Mid Bancshares, Inc.	33,744	1,105,116
	First Midwest Bancorp, Inc.	362,132	7,220,912
	First National Corp.	4,411	89,984
	First Northwest Bancorp	29,820	470,858
	First of Long Island Corp. (The)	76,126	1,679,340
	First Republic Bank	151,619	16,811,515
	First Savings Financial Group, Inc.	3,511	224,704
	First United Corp.	19,729	471,720
	First US Bancshares, Inc.	11,301	127,136
*	First Western Financial, Inc.	5,714	95,310
	FirstCash, Inc.	118,740	10,326,818
	Flagstar Bancorp, Inc.	194,402	6,850,726
	Flushing Financial Corp.	96,520	1,917,852
	FNB Corp.	771,885	9,007,898
#	Franklin Financial Network, Inc.	46,150	1,701,550
	Franklin Financial Services Corp.	2,735	99,882
#	Franklin Resources, Inc.	449,353	11,368,631
	FS Bancorp, Inc.	12,653	692,372
*	FSB Bancorp, Inc.	1,845	31,476
#	Fulton Financial Corp.	598,539	9,857,937
#*	FVCBankcorp, Inc.	7,445	118,748
#	GAIN Capital Holdings, Inc.	98,991	387,055
*	GAINSCO, Inc.	1,100	35,338
	GAMCO Investors, Inc., Class A	34,108	564,487
*	Genworth Financial, Inc., Class A	871,322	3,572,420

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	German American Bancorp, Inc.	82,904	$2,834,488
#	Glacier Bancorp, Inc.	232,031	9,831,153
#	Glen Burnie Bancorp	793	8,763
	Global Indemnity, Ltd.	35,994	1,134,891
	Globe Life, Inc	159,563	16,636,038
	Goldman Sachs Group, Inc. (The)	192,436	45,751,659
#	Goosehead Insurance, Inc., Class A	13,161	686,741
*	Great Elm Capital Group, Inc.	61,827	185,481
	Great Southern Bancorp, Inc.	48,081	2,736,290
	Great Western Bancorp, Inc.	192,551	5,689,882
*	Green Dot Corp., Class A	165,615	4,981,699
	Greene County Bancorp, Inc.	1,937	56,541
#	Greenhill & Co., Inc.	78,826	1,234,415
#*	Greenlight Capital Re, Ltd., Class A	131,663	1,225,783
	Guaranty Bancshares, Inc.	21,025	643,365
	Guaranty Federal Bancshares, Inc.	9,816	233,130
*	Hallmark Financial Services, Inc.	43,645	750,694
	Hamilton Lane, Inc., Class A	46,666	3,030,957
	Hancock Whitney Corp.	244,445	9,714,244
	Hanmi Financial Corp.	106,232	1,786,822
	Hanover Insurance Group, Inc. (The)	112,310	15,563,920
*	HarborOne Bancrop, Inc.	93,608	1,021,263
	Harleysville Financial Corp.	3,101	83,696
	Hartford Financial Services Group, Inc. (The)	531,063	31,481,415
	Hawthorn Bancshares, Inc.	16,498	375,329
#	HCI Group, Inc.	32,040	1,418,411
	Heartland Financial USA, Inc.	118,089	5,775,733
#	Hennessy Advisors, Inc.	20,446	204,460
	Heritage Commerce Corp.	177,356	2,057,330
	Heritage Financial Corp.	126,311	3,256,298
	Heritage Insurance Holdings, Inc.	94,337	1,137,704
	Hilltop Holdings, Inc.	301,208	6,819,349
	Hingham Institution for Savings	5,643	1,181,588
*	HMN Financial, Inc.	11,368	237,705
	Home Bancorp, Inc.	22,861	812,937
	Home BancShares, Inc.	430,103	8,223,569
	Home Federal Bancorp, Inc.	2,614	91,778
*	HomeStreet, Inc.	57,218	1,837,270
	HomeTrust Bancshares, Inc.	14,545	385,733
	Hope Bancorp, Inc.	485,177	6,746,386
	Horace Mann Educators Corp.	136,233	5,859,381
	Horizon Bancorp, Inc.	138,889	2,350,002
	Houlihan Lokey, Inc.	94,105	4,879,344
*	Howard Bancorp, Inc.	49,213	831,208
	Huntington Bancshares, Inc.	1,756,688	23,838,256
#*	HV Bancorp, Inc.	1,600	27,440
	IBERIABANK Corp.	126,006	9,161,896
*	ICC Holdings, Inc.	4,514	60,984
#	IF Bancorp, Inc.	6,461	146,988
	Independence Holding Co.	33,517	1,357,103
	Independent Bank Corp.	78,268	5,650,950
	Independent Bank Corp.	79,297	1,695,370
	Independent Bank Group, Inc.	133,379	7,138,444
#	Interactive Brokers Group, Inc., Class A	296,936	13,955,992
	Intercontinental Exchange, Inc.	307,675	30,687,504
	International Bancshares Corp.	226,295	8,916,023
*	INTL. FCStone, Inc.	46,863	2,233,491
	Invesco, Ltd.	599,951	10,379,152
	Investar Holding Corp.	28,758	635,839

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Investors Bancorp, Inc.	708,652	$8,564,059
	Investors Title Co.	6,264	988,459
	James River Group Holdings, Ltd.	101,711	4,367,470
	Janus Henderson Group P.L.C.	257,303	6,502,047
	Jefferies Financial Group, Inc.	486,320	10,523,965
	JPMorgan Chase & Co.	2,480,996	328,384,631
	Kearny Financial Corp.	347,771	4,294,972
	Kemper Corp.	165,791	12,338,166
#	Kentucky First Federal Bancorp	16,790	129,283
	KeyCorp	1,091,422	20,420,506
	Kingstone Cos., Inc.	26,975	213,103
	Kinsale Capital Group, Inc.	24,672	2,818,036
	Ladenburg Thalmann Financial Services, Inc.	188,106	656,490
	Lake Shore Bancorp, Inc.	8,295	126,499
	Lakeland Bancorp, Inc.	168,336	2,733,777
#	Lakeland Financial Corp.	73,806	3,501,357
	Landmark Bancorp, Inc.	11,303	279,862
	Lazard, Ltd., Class A	302,307	12,684,802
	LCNB Corp.	39,467	653,968
	Legg Mason, Inc.	385,688	15,099,685
#*	LendingClub Corp.	289,168	3,389,049
#*	LendingTree, Inc.	17,736	5,519,443
	Level One Bancorp, Inc.	14,563	362,036
*	Limestone Bancorp, Inc.	14,697	246,175
	Lincoln National Corp.	290,947	15,850,793
#	Live Oak Bancshares, Inc.	114,349	1,998,821
	Loews Corp.	408,646	21,024,837
	LPL Financial Holdings, Inc.	284,140	26,177,818
	Luther Burbank Corp.	6,429	66,283
	M&T Bank Corp.	139,501	23,508,709
	Macatawa Bank Corp.	103,103	1,087,737
	Mackinac Financial Corp.	30,395	459,572
*	Magyar Bancorp, Inc.	8,387	102,825
#*	Maiden Holdings, Ltd.	308,218	271,232
*	MainStreet Bancshares, Inc.	3,548	78,056
*	Malvern Bancorp, Inc.	22,019	440,380
#	Manning & Napier, Inc.	38,211	72,601
*	Markel Corp.	15,695	18,409,764
	MarketAxess Holdings, Inc.	54,012	19,129,970
	Marlin Business Services Corp.	44,251	871,745
	Marsh & McLennan Cos., Inc.	254,019	28,414,565
#*	MBIA, Inc.	460,050	4,168,053
*	Mediaco Holding, Inc., Class A	2,910	21,098
	Mercantile Bank Corp.	50,250	1,646,692
	Merchants Bancorp	3,508	69,037
	Mercury General Corp.	190,529	9,353,069
	Meridian Bancorp, Inc.	182,651	3,285,891
*	Meridian Corp.	4,438	89,026
#	Meta Financial Group, Inc.	132,021	4,913,822
	MetLife, Inc.	500,179	24,863,898
*	Metropolitan Bank Holding Corp.	10,356	508,997
	MGIC Investment Corp.	277,958	3,833,041
	Mid Penn Bancorp, Inc.	5,767	138,408
	Middlefield Banc Corp.	17,126	430,890
	Midland States Bancorp, Inc.	50,496	1,334,104
	MidWestOne Financial Group, Inc.	27,498	889,285
#*	MMA Capital Holdings, Inc.	16,416	503,643
#	Moelis & Co., Class A	102,051	3,673,836
	Moody's Corp.	114,488	29,399,374

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Morgan Stanley	1,028,092	$53,728,088
	Morningstar, Inc.	83,299	13,068,780
#*	Mr Cooper Group, Inc.	52,741	652,934
#	MSB Financial Corp.	13,546	234,888
	MSCI, Inc.	127,858	36,541,816
	MutualFirst Financial, Inc.	26,655	992,366
	MVB Financial Corp.	27,926	557,961
	Nasdaq, Inc.	210,907	24,562,229
	National Bank Holdings Corp., Class A	105,411	3,436,399
	National Bankshares, Inc.	7,777	317,613
	National General Holdings Corp.	268,770	5,851,123
*	National Holdings Corp.	20,165	57,470
	National Security Group, Inc. (The)	2,402	35,417
	National Western Life Group, Inc., Class A	11,616	3,089,856
	Navient Corp.	888,068	12,770,418
	NBT Bancorp, Inc.	149,512	5,650,058
	Nelnet, Inc., Class A	100,841	5,774,156
#	New York Community Bancorp, Inc.	689,481	7,625,660
»	NewStar Financial, Inc.	120,603	84,699
*	NI Holdings, Inc.	24,329	373,450
*	Nicholas Financial, Inc.	18,462	152,865
*	Nicolet Bankshares, Inc.	23,280	1,644,732
*	NMI Holdings, Inc., Class A	212,574	6,785,362
*	Northeast Bank	24,328	488,263
	Northeast Community Bancorp, Inc.	5,900	71,095
	Northern Trust Corp.	227,136	22,216,172
	Northfield Bancorp, Inc.	162,681	2,585,001
	Northrim BanCorp, Inc.	16,807	632,447
#	Northwest Bancshares, Inc.	368,221	5,790,275
	Norwood Financial Corp.	10,571	359,414
#	Oak Valley Bancorp	15,008	277,648
	OceanFirst Financial Corp.	187,284	4,356,226
#	Oconee Federal Financial Corp.	2,225	58,340
*	Ocwen Financial Corp.	212,900	261,867
	OFG Bancorp	170,790	3,366,271
	Ohio Valley Banc Corp.	8,757	289,419
	Old National Bancorp	521,100	9,332,901
#	Old Point Financial Corp.	7,052	197,597
	Old Republic International Corp.	646,273	14,573,456
	Old Second Bancorp, Inc.	13,666	167,887
#*	On Deck Capital, Inc.	243,100	991,848
	OneMain Holdings, Inc.	199,336	8,445,866
	Oppenheimer Holdings, Inc., Class A	16,285	448,652
#	Opus Bank	119,886	3,193,164
#	Origin Bancorp, Inc.	23,289	820,704
#	Orrstown Financial Services, Inc.	31,672	652,760
*	Pacific Mercantile Bancorp	63,743	441,739
#	Pacific Premier Bancorp, Inc.	210,367	6,268,937
	PacWest Bancorp	193,140	6,769,557
	Park National Corp.	50,360	4,782,689
	Parke Bancorp, Inc.	32,998	710,117
	Pathfinder Bancorp, Inc.	8,118	112,434
	Patriot National Bancorp, Inc.	5,433	72,259
	PB Bancorp, Inc.	18,414	278,972
	PCB Bancorp	22,984	349,587
	PCSB Financial Corp.	43,541	865,595
	Peapack Gladstone Financial Corp.	63,296	1,850,142
#	Penns Woods Bancorp, Inc.	18,821	593,803
#	Pennymac Financial Services, Inc.	189,788	6,399,651

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Bancorp of North Carolina, Inc.	12,220	$334,217
	Peoples Bancorp, Inc.	64,321	2,093,005
	Peoples Financial Corp.	137	1,576
	Peoples Financial Services Corp.	8,101	375,481
	People's United Financial, Inc.	861,950	13,291,269
	People's Utah Bancorp	37,237	971,141
#	Pinnacle Financial Partners, Inc.	162,141	9,576,047
	Piper Sandler Cos.	51,062	4,209,041
	PJT Partners, Inc., Class A	34,223	1,574,942
#	Plumas Bancorp	13,751	349,275
	PNC Financial Services Group, Inc. (The)	276,989	41,146,716
#*	Ponce de Leon Federal Bank	43,206	608,773
	Popular, Inc.	230,501	12,898,836
#*	PRA Group, Inc.	151,333	5,351,135
	Preferred Bank	47,770	2,871,455
	Premier Financial Bancorp, Inc.	36,475	620,075
	Primerica, Inc.	154,025	18,261,204
	Principal Financial Group, Inc.	382,580	20,257,611
#	ProAssurance Corp.	177,489	5,390,341
	Progressive Corp. (The)	385,806	31,130,686
#	Prosperity Bancshares, Inc.	239,796	16,833,679
	Protective Insurance Corp., Class A	4,434	66,510
	Protective Insurance Corp., Class B	31,717	494,468
#*	Provident Bancorp, Inc.	43,546	514,278
	Provident Financial Holdings, Inc.	23,477	516,729
	Provident Financial Services, Inc.	225,690	5,147,989
	Prudential Bancorp, Inc.	24,908	438,630
	Prudential Financial, Inc.	265,637	24,188,905
	Pzena Investment Management, Inc., Class A	7,981	65,364
	QCR Holdings, Inc.	48,204	1,981,184
	Radian Group, Inc.	195,407	4,785,517
#*	Randolph Bancorp, Inc.	14,267	225,561
	Raymond James Financial, Inc.	168,534	15,409,064
	RBB Bancorp	23,880	469,958
*	Regional Management Corp.	35,316	972,956
	Regions Financial Corp.	1,313,933	20,457,937
	Reinsurance Group of America, Inc.	94,766	13,651,042
	RenaissanceRe Holdings, Ltd.	94,723	17,944,325
	Renasant Corp.	189,816	6,060,825
	Republic Bancorp, Inc., Class A	47,413	1,986,605
*	Republic First Bancorp, Inc.	170,191	542,909
	Riverview Bancorp, Inc.	65,913	485,120
	RLI Corp.	99,196	9,226,220
	S&P Global, Inc.	165,599	48,641,394
	S&T Bancorp, Inc.	135,794	5,104,496
	Safeguard Scientifics, Inc.	63,662	677,364
	Safety Insurance Group, Inc.	55,259	5,088,249
	Salisbury Bancorp, Inc.	7,079	314,662
	Sandy Spring Bancorp, Inc.	121,686	4,234,673
#	Santander Consumer USA Holdings, Inc.	741,589	19,741,099
	SB Financial Group, Inc.	17,474	330,608
	SB One Bancorp	32,051	766,019
*	Seacoast Banking Corp. of Florida	71,438	1,939,542
#*	Security National Financial Corp., Class A	36,119	200,460
	SEI Investments Co.	288,652	18,837,430
*	Select Bancorp, Inc.	56,919	660,260
	Selective Insurance Group, Inc.	172,504	11,428,390
#	ServisFirst Bancshares, Inc.	146,044	5,367,117
	Severn Bancorp, Inc.	33,252	274,329

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Shore Bancshares, Inc.	36,272	$589,420
#*	Siebert Financial Corp.	8,302	57,035
	Sierra Bancorp	48,652	1,302,901
	Signature Bank	79,721	11,311,613
	Silvercrest Asset Management Group, Inc., Class A	27,562	327,437
#	Simmons First National Corp., Class A	305,840	7,334,043
	SLM Corp.	1,428,379	15,597,899
	SmartFinancial, Inc.	22,886	494,795
	Sound Financial Bancorp, Inc.	5,599	203,020
#	South State Corp.	87,310	6,601,509
*	Southern First Bancshares, Inc.	24,251	947,002
	Southern Missouri Bancorp, Inc.	15,829	563,829
	Southern National Bancorp of Virginia, Inc.	59,841	929,331
#	Southside Bancshares, Inc.	120,789	4,237,278
	Southwest Georgia Financial Corp.	4,982	169,388
*	Spirit of Texas Bancshares, Inc.	29,059	602,974
	Standard AVB Financial Corp.	8,203	254,375
#	State Auto Financial Corp.	143,606	4,323,977
	State Street Corp.	310,280	23,466,476
	Sterling Bancorp	594,742	11,894,840
	Sterling Bancorp, Inc.	22,217	162,851
	Stewart Information Services Corp.	92,756	3,872,563
	Stifel Financial Corp.	139,112	8,999,155
	Stock Yards Bancorp, Inc.	61,907	2,398,277
	Summit Financial Group, Inc.	17,934	440,280
	Summit State Bank	13,468	174,815
*	SVB Financial Group	79,723	19,159,829
	Synchrony Financial	927,351	30,055,446
	Synovus Financial Corp.	539,048	18,877,461
	T Rowe Price Group, Inc.	294,951	39,384,807
	TCF Financial Corp.	439,160	18,567,685
	TD Ameritrade Holding Corp.	281,867	13,383,045
	Territorial Bancorp, Inc.	29,902	868,055
#	Teton Advisors, Inc., Class A	95	4,546
*	Texas Capital Bancshares, Inc.	142,625	7,838,670
#	TFS Financial Corp.	328,221	6,705,555
»	TheStreet.Com, Inc.	11,957	1,076
*	Third Point Reinsurance, Ltd.	315,513	3,435,937
	Timberland Bancorp, Inc.	23,378	658,324
	Tiptree, Inc.	128,893	882,917
#	Tompkins Financial Corp.	41,799	3,598,476
	Towne Bank	240,531	6,386,098
	Travelers Cos., Inc. (The)	273,675	36,021,103
	TriCo Bancshares	102,081	3,715,748
*	TriState Capital Holdings, Inc.	98,869	2,272,998
*	Triumph Bancorp, Inc.	89,285	3,480,329
	Truist Financial Corp.	811,303	41,838,896
#*	Trupanion, Inc.	1,537	49,061
	TrustCo Bank Corp. NY	321,168	2,546,862
#	Trustmark Corp.	222,150	7,104,357
	U.S. Bancorp.	1,046,656	55,703,032
	UMB Financial Corp.	116,592	7,748,704
	Umpqua Holdings Corp.	553,964	9,361,992
*	Unico American Corp.	5,450	34,935
	Union Bankshares, Inc.	2,439	81,999
#	United Bancorp, Inc.	11,080	155,231
	United Bancshares, Inc.	6,375	151,406
#	United Bankshares, Inc.	237,506	8,146,456
	United Community Banks, Inc.	263,581	7,359,182

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Community Financial Corp.	180,457	$1,972,395
	United Fire Group, Inc.	85,504	3,784,407
	United Insurance Holdings Corp.	143,254	1,452,596
	United Security Bancshares	45,844	446,521
	Unity Bancorp, Inc.	30,986	679,213
#	Universal Insurance Holdings, Inc.	154,584	3,762,575
	Univest Financial Corp.	95,867	2,381,336
	Unum Group	324,774	8,668,218
	US Global Investors, Inc., Class A	14,134	18,092
	Valley National Bancorp	865,224	9,110,809
	Value Line, Inc.	7,363	242,611
	Veritex Holdings, Inc.	108,906	3,084,218
#	Victory Capital Holdings, Inc., Class A	40,069	835,839
#	Virtu Financial, Inc., Class A	207,544	3,463,909
#	Virtus Investment Partners, Inc.	23,545	2,896,741
	Voya Financial, Inc.	250,373	14,954,779
#	Waddell & Reed Financial, Inc., Class A	289,435	4,625,171
	Walker & Dunlop, Inc.	132,191	8,773,517
	Washington Federal, Inc.	312,297	10,618,098
	Washington Trust Bancorp, Inc.	53,277	2,521,600
	Waterstone Financial, Inc.	93,041	1,627,287
	Webster Financial Corp.	242,976	10,899,903
#	Wellesley Bank	5,320	215,992
	Wells Fargo & Co.	3,154,787	148,085,702
	WesBanco, Inc.	205,966	6,821,594
	West Bancorporation, Inc.	55,086	1,260,919
#	Westamerica Bancorporation	72,997	4,625,090
	Western Alliance Bancorp	317,203	17,519,122
	Western New England Bancorp, Inc.	94,346	847,227
	Westwood Holdings Group, Inc.	25,934	728,227
#	White Mountains Insurance Group, Ltd.	10,948	12,231,325
	Willis Towers Watson P.L.C.	101,246	21,392,267
	Wintrust Financial Corp.	168,342	10,652,682
#	WisdomTree Investments, Inc.	490,261	2,063,999
#*	World Acceptance Corp.	32,748	2,831,720
	WR Berkley Corp.	234,243	17,223,888
	WSFS Financial Corp.	183,815	7,332,380
#	WVS Financial Corp.	2,157	36,130
#	Zions Bancorp NA	271,529	12,351,854
TOTAL FINANCIALS			4,573,578,530
HEALTH CARE — (11.3%)
	Abbott Laboratories	673,530	58,691,404
	AbbVie, Inc.	469,044	38,001,945
#*	Abeona Therapeutics, Inc.	5,202	11,288
*	ABIOMED, Inc.	31,252	5,821,935
#*	Acadia Healthcare Co., Inc.	288,618	9,273,296
#*	ACADIA Pharmaceuticals, Inc.	38,757	1,547,955
#*	Acceleron Pharma Inc.	16,363	1,485,433
#*	Accuray, Inc.	79,188	308,041
#*	Acer Therapeutics, Inc.	4,783	18,175
#»	Achillion Pharmaceuticals, Inc.	474,492	206,188
#*	Acorda Therapeutics, Inc.	298,313	605,575
#*	Adamas Pharmaceuticals, Inc.	41,771	214,703
*	Addus HomeCare Corp.	39,447	3,721,430
*	Aduro Biotech, Inc.	97,719	164,168
#*	Adverum Biotechnologies, Inc.	188,597	1,861,452
*	Aeglea BioTherapeutics, Inc.	65,850	478,071
*	Affimed NV	94,889	248,609

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Agilent Technologies, Inc.	269,676	$22,264,451
#*	Agios Pharmaceuticals, Inc.	29,594	1,442,116
*	Akebia Therapeutics, Inc.	229,508	1,657,048
#*	Akorn, Inc.	330,955	506,361
*	Albireo Pharma, Inc.	29,734	674,962
#*	Aldeyra Therapeutics, Inc.	60,566	323,422
*	Alexion Pharmaceuticals, Inc.	167,651	16,662,833
*	Align Technology, Inc.	109,439	28,136,767
*	Alkermes P.L.C.	90,700	1,579,087
*	Allena Pharmaceuticals, Inc.	39,972	101,929
	Allergan P.L.C.	209,921	39,179,655
#*	Allscripts Healthcare Solutions, Inc.	581,686	4,990,866
#*	Alnylam Pharmaceuticals, Inc.	57,958	6,652,999
#*	Alphatec Holdings, Inc.	30,561	212,705
#*	Alpine Immune Sciences, Inc.	19,427	57,310
#*	AMAG Pharmaceuticals, Inc.	35,999	318,951
*	Amedisys, Inc.	70,693	12,476,608
#*	American Renal Associates Holdings, Inc.	14,460	131,297
*	American Shared Hospital Services	4,179	10,425
	AmerisourceBergen Corp.	279,308	23,897,592
	Amgen, Inc.	450,835	97,402,902
*	Amicus Therapeutics, Inc.	91,221	806,394
*	AMN Healthcare Services, Inc.	190,695	12,849,029
*	Amphastar Pharmaceuticals, Inc.	125,572	2,374,567
*	AnaptysBio, Inc.	60,000	871,200
*	AngioDynamics, Inc.	120,664	1,661,543
*	ANI Pharmaceuticals, Inc.	37,794	2,343,228
#*	Anika Therapeutics, Inc.	48,158	1,979,775
	Anthem, Inc.	185,833	49,297,778
#*	Apollo Endosurgery, Inc.	39,020	117,060
*	Applied Genetic Technologies Corp.	47,982	301,327
	Apyx Medical Corp.	71,717	544,332
#*	AquaBounty Technologies Inc.	9,803	19,998
*	Aravive, Inc.	28,295	282,950
*	Arcus Biosciences, Inc.	58,766	515,965
*	Ardelyx, Inc.	179,035	1,267,568
#*	Arena Pharmaceuticals, Inc.	104,842	4,790,231
#*	Arrowhead Pharmaceuticals, Inc.	9,047	379,160
*	Assembly Biosciences, Inc.	82,694	1,452,107
#*	Assertio Therapeutics, Inc.	203,743	218,005
#*	Atara Biotherapeutics, Inc.	136,874	1,810,843
	Atrion Corp.	4,902	3,525,469
#*	Avanos Medical, Inc.	164,993	4,543,907
*	Avrobio, Inc.	12,944	281,273
#*	AxoGen, Inc.	12,702	156,997
	Baxter International, Inc.	217,878	19,439,075
	Becton Dickinson and Co.	106,489	29,303,643
*	BioDelivery Sciences International, Inc.	11,242	59,021
*	Biogen, Inc.	122,026	32,806,690
*	BioMarin Pharmaceutical, Inc.	91,526	7,642,421
*	Bio-Rad Laboratories, Inc., Class A	39,485	14,250,926
*	BioSpecifics Technologies Corp.	22,868	1,351,041
	Bio-Techne Corp.	48,587	10,201,812
#*	BioTelemetry, Inc.	90,556	4,430,000
#*	Bluebird Bio, Inc.	37,172	2,962,237
*	Blueprint Medicines Corp.	5,602	355,447
*	Boston Scientific Corp.	315,701	13,218,401
#	Brickell Biotech, Inc.	2,534	3,852
	Bristol-Myers Squibb Co.	1,367,691	86,096,148

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Brookdale Senior Living, Inc.	631,055	$4,158,652
	Bruker Corp.	250,834	12,408,758
*	Caladrius Biosciences, Inc.	20,846	60,662
*	Calithera Biosciences, Inc.	136,322	817,932
#	Cantel Medical Corp.	79,179	5,151,386
#*	Capital Senior Living Corp.	148,223	413,542
#*	Cara Therapeutics, Inc.	16,136	259,790
	Cardinal Health, Inc.	317,001	16,233,621
*	Cardiovascular Systems, Inc.	29,839	1,354,392
*	Castlight Health, Inc., Class B	247,359	306,725
#*	Catabasis Pharmaceuticals, Inc.	20,797	110,224
*	Catalent, Inc.	413,669	25,275,176
#*	Catalyst Biosciences, Inc.	60,830	431,893
#*	Catalyst Pharmaceuticals, Inc.	29,055	119,416
*	Celldex Therapeutics, Inc.	87,898	203,484
#*	Cellular Biomedicine Group, Inc.	1,100	18,755
*	Celsion Corp.	18,943	27,278
*	Centene Corp.	742,179	46,616,263
	Cerner Corp.	458,847	32,958,980
*	Charles River Laboratories International, Inc.	153,624	23,747,198
*	Chembio Diagnostics, Inc.	30,538	125,511
	Chemed Corp.	40,979	19,138,832
*	ChemoCentryx, Inc.	20,878	885,645
#*	Chiasma, Inc.	51,748	244,251
*	Chimerix, Inc.	195,168	322,027
*	Cigna Corp.	336,543	64,744,142
»	Clementia Pharmaceuticals, Inc.	142,896	3,532
*	Collegium Pharmaceutical, Inc.	23,581	474,332
#*	Community Health Systems, Inc.	369,914	1,586,931
	Computer Programs & Systems, Inc.	35,295	917,670
*	Concert Pharmaceuticals, Inc.	76,663	818,761
#*	Conformis, Inc.	15,526	15,456
	CONMED Corp.	66,650	6,776,972
#*	Constellation Pharmaceuticals, Inc.	12,710	419,938
	Cooper Cos., Inc. (The)	43,578	15,116,772
#*	Corcept Therapeutics, Inc.	274,763	3,481,247
*	CorVel Corp.	58,563	5,362,614
#*	Corvus Pharmaceuticals, Inc.	39,229	216,544
#*	Covetrus, Inc.	72,840	895,932
*	Cross Country Healthcare, Inc.	138,338	1,369,546
*	CryoLife, Inc.	97,811	2,908,899
*	Cumberland Pharmaceuticals, Inc.	40,261	195,668
*	Cutera, Inc.	12,065	339,992
	CVS Health Corp.	1,180,741	80,077,855
#*	Cyclerion Therapeutics, Inc.	7,543	24,741
*	Cymabay Therapeutics, Inc.	152,532	234,899
#*	CynergisTek, Inc.	11,534	44,291
*	CytomX Therapeutics, Inc.	106,976	793,762
	Danaher Corp.	250,661	40,323,835
*	DaVita, Inc.	296,876	23,711,486
*	Deciphera Pharmaceuticals, Inc.	136,986	8,579,433
#*	Denali Therapeutics, Inc.	77,051	1,784,501
	DENTSPLY SIRONA, Inc.	294,418	16,487,408
#*	Dermira, Inc.	73,673	1,396,103
*	DexCom, Inc.	26,040	6,269,130
#*	Digirad Corp.	2,380	6,759
*	Diplomat Pharmacy, Inc.	240,732	958,113
#*	Eagle Pharmaceuticals, Inc.	15,105	812,951
*	Edwards Lifesciences Corp.	38,427	8,448,560

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Elanco Animal Health, Inc.	179,419	$5,544,047
*	Electromed, Inc.	13,044	127,049
	Eli Lilly & Co.	450,828	62,953,622
#*	Eloxx Pharmaceuticals, Inc.	4,086	15,649
*	Emergent BioSolutions, Inc.	78,653	4,332,994
*	Enanta Pharmaceuticals, Inc.	52,437	2,702,603
	Encompass Health Corp.	363,885	28,030,062
*	Endo International P.L.C.	691,784	3,922,415
#*	Endologix, Inc.	22,171	22,171
#*	Enochian Biosciences, Inc.	36,985	163,844
	Ensign Group, Inc. (The)	173,824	7,856,845
#	Envista Holdings Corp.	109,191	3,230,962
*	Enzo Biochem, Inc.	204,110	512,316
#*	Epizyme, Inc.	148,099	3,099,712
#*	Evolent Health, Inc., Class A	300,771	3,031,772
#*	Exact Sciences Corp.	44,722	4,171,668
*	Exelixis, Inc.	469,222	8,070,618
#*	Eyenovia, Inc.	12,546	58,715
#*	FibroGen, Inc.	48,664	2,036,588
*	Five Prime Therapeutics, Inc.	111,352	525,581
#*	Five Star Senior Living, Inc.	204	924
*	Fluidigm Corp.	3,630	13,939
*	FONAR Corp.	17,731	374,301
#*	Fulgent Genetics, Inc.	30,974	414,432
#*	G1 Therapeutics, Inc.	95,854	1,855,733
#*	Genocea Biosciences, Inc.	4,432	9,174
	Gilead Sciences, Inc.	1,112,592	70,315,814
#*	Global Blood Therapeutics, Inc.	98,361	6,419,039
*	Globus Medical, Inc., Class A	164,504	8,600,269
*	GlycoMimetics, Inc.	109,811	469,991
#*	Guardant Health, Inc.	23,733	1,804,657
*	Haemonetics Corp.	113,330	12,170,509
*	Halozyme Therapeutics, Inc.	31,568	599,161
*	Hanger, Inc.	70,228	1,715,670
*	Harvard Bioscience, Inc.	104,293	309,750
	HCA Healthcare, Inc.	64,579	8,963,565
#*	HealthEquity, Inc.	66,370	4,384,402
*	HealthStream, Inc.	83,884	2,143,236
*	Henry Schein, Inc.	182,101	12,554,043
#*	Heron Therapeutics, Inc.	22,758	474,732
#*	Heska Corp.	9,835	985,369
	Hill-Rom Holdings, Inc.	157,154	16,735,329
*	HMS Holdings Corp.	207,692	5,674,145
*	Hologic, Inc.	620,777	33,223,985
*	Horizon Therapeutics P.L.C.	482,570	16,643,839
	Humana, Inc.	119,614	40,219,011
*	ICU Medical, Inc.	42,941	7,835,444
*	IDEXX Laboratories, Inc.	79,980	21,675,380
*	Illumina, Inc.	25,762	7,472,783
#*	ImmuCell Corp.	6,242	32,958
*	Incyte Corp.	61,966	4,527,856
*	Infinity Pharmaceuticals, Inc.	127,833	168,740
*	InfuSystem Holdings, Inc.	48,515	416,259
#*	Innoviva, Inc.	225,749	3,116,465
#*	Inogen, Inc.	57,333	2,538,132
#*	Inovalon Holdings, Inc., Class A	57,620	1,167,381
#*	Insmed, Inc.	78,582	1,614,074
*	Inspire Medical Systems, Inc.	14,454	1,081,159
*	Insulet Corp.	16,551	3,211,556

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Integer Holdings Corp.	74,575	$6,368,705
*	Integra LifeSciences Holdings Corp.	169,954	9,354,268
#*	Intellia Therapeutics, Inc.	127,571	1,519,371
*	Intra-Cellular Therapies, Inc.	194,278	4,408,168
#*	IntriCon Corp.	26,528	451,772
*	Intuitive Surgical, Inc.	26,157	14,642,165
#	Invacare Corp.	211,787	1,628,642
#*	Ionis Pharmaceuticals, Inc.	42,203	2,461,279
#*	Iovance Biotherapeutics, Inc.	135,933	2,955,183
*	IQVIA Holdings, Inc.	122,434	19,007,879
#*	iRadimed Corp.	2,040	52,020
*	IRIDEX Corp.	16,385	43,256
#	IVERIC bio, Inc.	61,178	406,222
*	Jazz Pharmaceuticals P.L.C.	85,223	12,216,717
	Johnson & Johnson	2,392,005	356,097,784
#*	Jounce Therapeutics, Inc.	95,220	598,934
#*	Kala Pharmaceuticals, Inc.	45,256	269,726
#*	KalVista Pharmaceuticals, Inc.	34,070	521,271
#*	Karyopharm Therapeutics, Inc.	122,197	1,973,482
#	Kewaunee Scientific Corp.	6,314	77,915
#*	Kindred Biosciences, Inc.	92,842	810,511
#*	Kiniksa Pharmaceuticals Ltd., Class A	23,728	349,039
#*	Kodiak Sciences, Inc.	4,975	303,823
#*	Kura Oncology, Inc.	78,799	925,100
*	Laboratory Corp. of America Holdings	135,098	23,696,189
#*	Lannett Co., Inc.	101,012	822,238
*	Lantheus Holdings, Inc.	138,336	2,422,263
#	LeMaitre Vascular, Inc.	51,935	1,868,881
#*	LHC Group, Inc.	102,935	15,002,776
#*	Ligand Pharmaceuticals, Inc.	55,701	4,891,105
*	LivaNova P.L.C.	114,724	7,797,790
	Luminex Corp.	125,124	2,838,438
*	MacroGenics, Inc.	125,711	1,162,827
#*	Madrigal Pharmaceuticals, Inc.	40,659	3,375,510
*	Magellan Health, Inc.	85,425	6,253,964
#*	Mallinckrodt P.L.C.	394,918	1,812,674
#*	Marinus Pharmaceuticals, Inc.	61,707	125,265
*	Masimo Corp.	66,721	11,382,603
	McKesson Corp.	219,260	31,268,669
*	MEDNAX, Inc.	268,786	6,200,893
*	Medpace Holdings, Inc.	95,596	8,178,238
	Medtronic P.L.C.	542,761	62,656,330
*	MEI Pharma, Inc.	83,632	191,517
*	Menlo Therapeutics, Inc.	45,731	210,363
	Merck & Co., Inc.	1,813,335	154,931,342
	Meridian Bioscience, Inc.	136,128	1,339,500
#*	Merit Medical Systems, Inc.	133,129	4,848,558
#	Merrimack Pharmaceuticals, Inc.	44,194	135,676
#*	Mersana Therapeutics, Inc.	44,631	301,259
#	Mesa Laboratories, Inc.	6,939	1,821,071
*	Mettler-Toledo International, Inc.	25,652	19,423,181
*	Micron Solutions, Inc.	1,790	4,672
	Millendo Therapeutics, Inc.	20,839	165,462
#*	Minerva Neurosciences, Inc.	196,436	1,597,025
*	Misonix, Inc.	8,260	137,859
*	Molecular Templates, Inc.	80,425	1,201,550
#*	Molina Healthcare, Inc.	172,383	21,197,938
*	Momenta Pharmaceuticals, Inc.	253,039	7,343,192
*	Motus GI Holdings, Inc.	100	204

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	MTBC, Inc.	17,198	$83,410
*	Mylan NV	696,847	14,926,463
#*	MyoKardia Inc.	15,533	1,056,710
#*	Myriad Genetics, Inc.	237,883	6,577,465
#*	Nabriva Therapeutics P.L.C.	83,576	112,828
	National HealthCare Corp.	48,530	4,072,638
	National Research Corp.	38,542	2,608,137
*	Natus Medical, Inc.	91,485	2,862,566
*	Neogen Corp.	91,316	6,142,827
#*	NeoGenomics, Inc.	99,046	3,192,253
#	Neoleukin Therapeutics, Inc.	57,385	709,279
*	Neurocrine Biosciences, Inc.	38,849	3,888,008
#*	NewLink Genetics Corp.	23,461	38,476
*	NextGen Healthcare, Inc.	177,439	2,459,305
#*	Novocure, Ltd.	24,134	1,965,956
*	NuVasive, Inc.	139,793	10,780,836
#*	ObsEva SA	19,476	69,140
*	Omnicell, Inc.	85,901	6,982,033
*	Oncternal Therapeutics, Inc.	6,310	23,599
*	Opiant Pharmaceuticals, Inc.	5,178	66,020
#*	OPKO Health, Inc.	442,265	641,284
*	Option Care Health, Inc.	273,365	1,142,666
*	OraSure Technologies, Inc.	191,025	1,346,726
*	Orthofix Medical, Inc.	51,702	2,236,629
*	Otonomy, Inc.	84,471	270,307
#*	Ovid therapeutics, Inc.	21,461	77,260
#	Owens & Minor, Inc.	397,002	2,485,233
*	Oxford Immunotec Global P.L.C.	65,864	1,019,575
#*	Pacira BioSciences, Inc.	40,189	1,736,969
#	Patterson Cos., Inc.	300,856	6,621,841
*	PDL BioPharma, Inc.	490,031	1,612,202
*	Pennant Group, Inc.	86,912	2,294,477
#*	Penumbra, Inc.	9,215	1,616,864
	PerkinElmer, Inc.	127,578	11,798,413
	Perrigo Co. P.L.C.	184,312	10,513,156
#*	PetIQ, Inc.	61,213	1,821,087
*	Pfenex, Inc.	78,124	837,489
	Pfizer, Inc.	3,392,119	126,322,512
	Phibro Animal Health Corp., Class A	57,768	1,370,257
#*	PolarityTE, Inc.	5,400	16,740
*	PRA Health Sciences, Inc.	125,579	12,722,408
#*	Premier, Inc., Class A	232,042	8,068,100
#*	Prestige Consumer Healthcare, Inc.	177,228	7,188,368
#*	Pro-Dex, Inc.	6,861	103,601
#*	Progenics Pharmaceuticals, Inc.	132,661	591,668
	ProPhase Labs, Inc.	8,768	17,448
#*	Protagonist Therapeutics, Inc.	69,831	527,224
#*	Proteostasis Therapeutics, Inc.	55,968	93,467
*	Prothena Corp. P.L.C.	153,097	1,863,190
*	Providence Service Corp. (The)	44,020	2,854,697
	Psychemedics Corp.	7,568	71,896
	Quest Diagnostics, Inc.	198,696	21,989,686
*	Quidel Corp.	67,461	5,181,005
*	R1 RCM, Inc.	10,340	129,250
#*	Ra Pharmaceuticals, Inc.	26,179	1,227,010
#*	RadNet, Inc.	92,359	2,084,543
#*	Reata Pharmaceuticals Inc., Class A	3,965	867,502
*	Regeneron Pharmaceuticals, Inc.	39,886	13,479,075
#*	REGENXBIO, Inc.	97,866	4,260,107

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Repligen Corp.	86,442	$8,677,912
	ResMed, Inc.	101,037	16,061,852
#*	Retrophin, Inc.	142,264	2,199,401
#*	Revance Therapeutics, Inc.	74,940	1,676,408
#*	Rhythm Pharmaceuticals, Inc.	43,899	769,988
#*	Rigel Pharmaceuticals, Inc.	403,175	911,176
#*	Rocket Pharmaceuticals, Inc.	69,715	1,427,763
*	RTI Surgical Holdings, Inc.	203,148	845,096
#*	Sage Therapeutics, Inc.	17,080	1,132,062
#*	Sangamo Therapeutics, Inc.	307,025	2,250,493
#*	Sarepta Therapeutics, Inc.	33,318	3,863,555
*	Savara, Inc.	12,000	31,440
*	scPharmaceuticals, Inc.	9,561	58,322
*	SeaSpine Holdings Corp.	66,910	987,592
#*	Seattle Genetics, Inc.	48,429	5,249,219
*	Select Medical Holdings Corp.	498,156	11,377,883
*	Sensus Healthcare, Inc.	26,485	108,324
*	Sharps Compliance Corp.	23,834	105,108
#*	Sientra, Inc.	113,823	689,767
#*	SIGA Technologies, Inc.	14,990	77,199
#	Simulations Plus, Inc.	12,329	401,679
*	Soleno Therapeutics, Inc.	20,739	71,757
#*	Spectrum Pharmaceuticals, Inc.	299,834	758,580
#*	Spero Therapeutics, Inc.	42,086	387,612
#*	Spring Bank Pharmaceuticals, Inc.	12,005	15,006
#*	STAAR Surgical Co.	14,455	486,266
	STERIS P.L.C.	96,301	14,511,598
*	Strata Skin Sciences, Inc.	15,712	28,439
	Stryker Corp.	78,036	16,442,185
*	Supernus Pharmaceuticals, Inc.	167,352	3,827,340
*	Surface Oncology, Inc.	18,978	52,190
*	Surgery Partners, Inc.	106,563	1,797,718
#*	Surmodics, Inc.	43,052	1,695,818
*	Syndax Pharmaceuticals, Inc.	58,949	552,942
#*	Syneos Health, Inc.	211,249	12,962,239
#*	Synlogic, Inc.	107,104	287,039
#*	Syros Pharmaceuticals, Inc.	84,527	596,761
#*	Tactile Systems Technology, Inc.	8,081	454,071
*	Taro Pharmaceutical Industries, Ltd.	58,647	4,731,053
#*	Teladoc Health, Inc.	14,931	1,518,632
	Teleflex, Inc.	32,713	12,153,207
*	Tenet Healthcare Corp.	388,454	12,290,685
#*	Tetraphase Pharmaceuticals, Inc.	3,991	9,299
	Thermo Fisher Scientific, Inc.	155,102	48,576,395
#*	Tivity Health, Inc.	167,676	3,629,347
#*	TransEnterix, Inc.	3,294	4,480
#*	Trevena, Inc.	217,480	191,600
#*	Triple-S Management Corp., Class B	92,574	1,631,154
#*	Ultragenyx Pharmaceutical Inc.	18,974	997,084
*	United Therapeutics Corp.	191,881	18,741,017
	UnitedHealth Group, Inc.	516,412	140,696,449
	Universal Health Services, Inc., Class B	138,443	18,981,920
#	US Physical Therapy, Inc.	37,464	4,388,533
	Utah Medical Products, Inc.	9,903	911,769
*	Vanda Pharmaceuticals, Inc.	137,434	1,752,284
*	Varex Imaging Corp.	109,907	3,038,929
*	Varian Medical Systems, Inc.	69,951	9,833,012
#*	VBI Vaccines, Inc.	41,641	57,048
*	Veeva Systems, Inc., Class A	60,363	8,849,819

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Verastem, Inc.	144,666	$271,972
*	Vertex Pharmaceuticals, Inc.	39,423	8,950,992
#*	ViewRay, Inc.	55,142	172,043
#*	Viking Therapeutics, Inc.	15,900	99,852
#*	Vocera Communications, Inc.	8,407	185,206
#*	Waters Corp.	64,828	14,507,858
	West Pharmaceutical Services, Inc.	88,613	13,819,197
*	Wright Medical Group NV	116,290	3,504,981
#*	XBiotech, Inc.	14,770	330,996
#*	Xencor, Inc.	152,042	5,160,305
	Zimmer Biomet Holdings, Inc.	130,732	19,335,263
	Zoetis, Inc.	310,315	41,647,376
#*	Zogenix, Inc.	65,323	3,290,320
#*	Zynerba Pharmaceuticals, Inc.	7,863	39,630
TOTAL HEALTH CARE			3,315,082,623
INDUSTRIALS — (13.3%)
	3M Co.	439,092	69,666,337
#	AAON, Inc.	148,654	7,795,416
	AAR Corp.	122,713	5,225,120
	ABM Industries, Inc.	217,821	8,307,693
*	Acacia Research Corp.	80,906	202,265
	ACCO Brands Corp.	348,841	3,013,986
	Acme United Corp.	7,309	174,758
	Acuity Brands, Inc.	83,144	9,800,183
#	ADT, Inc.	14,134	87,631
*	Advanced Disposal Services, Inc.	174,541	5,751,126
	Advanced Drainage Systems, Inc.	120,583	5,012,635
*	AECOM	357,135	17,224,621
*	Aegion Corp.	89,592	1,872,473
*	AeroCentury Corp.	1,459	6,449
#*	Aerojet Rocketdyne Holdings, Inc.	202,908	10,565,420
#*	Aerovironment, Inc.	63,762	4,247,187
	AGCO Corp.	226,129	15,860,688
	Air Lease Corp.	345,744	14,846,247
*	Air T, Inc.	6,373	128,416
*	Air Transport Services Group, Inc.	221,195	4,638,459
	Aircastle, Ltd.	256,025	8,215,842
#	Alamo Group, Inc.	31,445	3,916,789
	Alaska Air Group, Inc.	291,413	18,822,366
	Albany International Corp., Class A	89,530	6,246,508
#	Allegiant Travel Co.	55,123	9,262,869
	Allegion P.L.C.	160,684	20,779,655
	Allied Motion Technologies, Inc.	38,843	1,780,563
	Allison Transmission Holdings, Inc.	294,473	13,015,707
#*	Alpha Pro Tech, Ltd.	28,782	193,415
	Altra Industrial Motion Corp.	147,273	4,898,300
	AMERCO	36,617	13,594,794
#*	Ameresco, Inc., Class A	74,961	1,438,502
#	American Airlines Group, Inc.	326,444	8,761,757
#*	American Superconductor Corp.	52,161	327,571
*	American Woodmark Corp.	60,212	6,602,246
	AMETEK, Inc.	294,465	28,607,275
*	AMREP Corp.	14,457	88,149
#	AO Smith Corp.	303,142	12,941,132
	Apogee Enterprises, Inc.	93,540	2,976,443
	Applied Industrial Technologies, Inc.	132,207	8,536,606
	ARC Document Solutions, Inc.	130,947	167,612
	ArcBest Corp.	42,847	955,917

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Arconic, Inc.	628,879	$18,834,926
	Arcosa, Inc.	139,027	6,082,431
#	Argan, Inc.	74,946	3,155,976
*	Armstrong Flooring, Inc.	136,677	483,837
	Armstrong World Industries, Inc.	109,506	10,986,737
*	ASGN, Inc.	168,848	11,429,321
	Astec Industries, Inc.	75,894	3,129,869
*	Astronics Corp.	79,059	1,992,287
#*	Astronics Corp., Class B	38,887	980,925
*	Atkore International Group, Inc.	169,754	6,739,234
*	Atlas Air Worldwide Holdings, Inc.	99,460	2,222,931
*	Avalon Holdings Corp., Class A	7,402	13,694
#*	Avis Budget Group, Inc.	249,519	8,184,223
#*	Axon Enterprise, Inc.	83,074	6,380,914
	AZZ, Inc.	82,700	3,412,202
	Barnes Group, Inc.	144,417	9,122,822
	Barrett Business Services, Inc.	22,529	1,866,077
*	Beacon Roofing Supply, Inc.	239,152	7,918,323
	BG Staffing, Inc.	28,902	581,508
*	BMC Stock Holdings, Inc.	226,257	6,603,311
	Boeing Co. (The)	150,985	48,053,996
	Brady Corp., Class A	116,356	6,442,632
#	Briggs & Stratton Corp.	199,972	733,897
	Brink's Co. (The)	111,977	9,427,344
*	Broadwind Energy, Inc.	19,832	30,541
*	Builders FirstSource, Inc.	385,027	9,546,744
#	BWX Technologies, Inc.	193,548	12,307,717
#*	CAI International, Inc.	70,205	1,909,576
	Carlisle Cos., Inc.	103,718	16,203,863
*	Casella Waste Systems, Inc., Class A	110,876	5,675,742
	Caterpillar, Inc.	494,834	64,996,446
*	CBIZ, Inc.	176,820	4,774,140
*	CECO Environmental Corp.	107,924	820,222
*	Celadon Group, Inc.	41,433	497
#	CH Robinson Worldwide, Inc.	166,187	12,002,025
*	Chart Industries, Inc.	113,248	7,245,607
	Chicago Rivet & Machine Co.	653	17,272
#*	Cimpress P.L.C.	61,446	7,350,785
	Cintas Corp.	93,919	26,200,583
*	CIRCOR International, Inc.	66,266	2,752,027
*	Civeo Corp.	356,347	477,505
*	Clean Harbors, Inc.	155,555	12,789,732
#*	Colfax Corp.	274,471	9,650,400
	Columbus McKinnon Corp.	67,055	2,346,254
	Comfort Systems USA, Inc.	127,256	5,904,678
*	Commercial Vehicle Group, Inc.	147,761	737,327
	CompX International, Inc.	9,138	147,579
*	Construction Partners, Inc., Class A	96,689	1,622,441
*	Continental Building Products, Inc.	133,157	4,925,477
#*	Continental Materials Corp.	1,019	7,180
	Copa Holdings SA, Class A	82,408	8,072,688
*	Copart, Inc.	331,246	33,608,219
#*	Cornerstone Building Brands, Inc.	273,187	2,343,944
	Costamare, Inc.	285,271	2,262,199
*	CoStar Group, Inc.	19,079	12,458,396
	Covanta Holding Corp.	463,185	6,938,511
*	Covenant Transportation Group, Inc., Class A	54,046	685,574
*	CPI Aerostructures, Inc.	27,297	180,160
	CRA International, Inc.	23,082	1,229,809

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Crane Co.	141,893	$12,126,176
	CSW Industrials, Inc.	50,720	3,848,634
	CSX Corp.	786,149	60,014,615
#	Cubic Corp.	91,414	5,968,420
	Cummins, Inc.	270,856	43,328,834
	Curtiss-Wright Corp.	118,494	17,232,582
#*	Daseke, Inc.	28,651	86,956
	Deere & Co.	197,899	31,382,823
	Delta Air Lines, Inc.	905,588	50,477,475
	Deluxe Corp.	174,643	8,417,793
*	DLH Holdings Corp.	24,977	108,150
	Donaldson Co., Inc.	234,825	12,175,676
	Douglas Dynamics, Inc.	98,173	5,147,210
	Dover Corp.	216,673	24,668,221
*	Ducommun, Inc.	34,501	1,412,126
*	DXP Enterprises, Inc.	54,911	1,903,764
#*	Dycom Industries, Inc.	130,838	5,288,472
#*	Eagle Bulk Shipping, Inc.	179,351	582,891
	Eastern Co. (The)	16,904	468,241
	Eaton Corp. P.L.C.	282,490	26,686,830
*	Echo Global Logistics, Inc.	94,422	1,829,898
	EMCOR Group, Inc.	166,057	13,644,904
	Emerson Electric Co.	366,219	26,232,267
	Encore Wire Corp.	72,027	3,911,786
#*	Energy Recovery, Inc.	3,654	37,307
	Enerpac Tool Group Corp.	165,424	3,822,949
	EnerSys	125,868	9,057,461
	Ennis, Inc.	82,957	1,730,483
	EnPro Industries, Inc.	72,206	4,219,719
	Equifax, Inc.	68,641	10,289,286
	ESCO Technologies, Inc.	71,893	6,898,852
	Espey Manufacturing & Electronics Corp.	4,614	94,587
	EVI Industries, Inc.	100	2,676
*	Evoqua Water Technologies Corp.	59,773	1,193,667
#*	ExOne Co. (The)	14,695	102,718
	Expeditors International of Washington, Inc.	166,592	12,167,880
	Exponent, Inc.	102,782	7,479,446
	Fastenal Co.	517,162	18,038,611
	Federal Signal Corp.	214,600	6,901,536
	FedEx Corp.	280,575	40,582,368
	Flowserve Corp.	195,158	9,109,975
	Fluor Corp.	201,800	3,610,202
	Forrester Research, Inc.	39,537	1,635,646
	Fortive Corp.	253,056	18,961,486
	Fortune Brands Home & Security, Inc.	296,090	20,344,344
	Forward Air Corp.	99,311	6,499,905
*	Franklin Covey Co.	39,267	1,248,691
	Franklin Electric Co., Inc.	129,582	7,475,586
#*	FreightCar America, Inc.	57,837	93,118
*	FTI Consulting, Inc.	127,194	15,270,912
#*	Gardner Denver Holdings, Inc.	258,532	9,128,765
#	GATX Corp.	103,421	7,873,441
#	Genco Shipping & Trading, Ltd.	126,705	997,168
*	Gencor Industries, Inc.	36,468	408,806
*	Generac Holdings, Inc.	208,498	21,598,308
	General Dynamics Corp.	147,386	25,857,400
	General Electric Co.	3,481,279	43,341,924
*	Gibraltar Industries, Inc.	86,381	4,709,492
*	GMS, Inc.	136,698	3,652,571

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Golden Ocean Group, Ltd.	20,259	$90,760
*	Goldfield Corp. (The)	86,077	292,662
	Gorman-Rupp Co. (The)	89,852	3,316,437
*	GP Strategies Corp.	61,912	824,049
	Graco, Inc.	284,783	15,136,216
#	GrafTech International, Ltd.	239,347	2,568,193
	Graham Corp.	28,775	526,007
#	Granite Construction, Inc.	151,684	4,115,187
*	Great Lakes Dredge & Dock Corp.	289,988	3,036,174
#	Greenbrier Cos., Inc. (The)	134,629	3,243,213
#	Griffon Corp.	157,775	3,280,142
	H&E Equipment Services, Inc.	134,401	3,643,611
*	Harsco Corp.	264,142	3,935,716
#	Hawaiian Holdings, Inc.	209,423	5,838,713
#*	HC2 Holdings, Inc.	31,208	103,298
*	HD Supply Holdings, Inc.	430,992	17,558,614
#	Healthcare Services Group, Inc.	114,005	2,918,528
	Heartland Express, Inc.	288,612	5,394,158
#	HEICO Corp.	75,664	9,263,544
	HEICO Corp., Class A	106,182	10,209,399
	Heidrick & Struggles International, Inc.	64,387	1,829,879
	Helios Technologies, Inc.	99,840	4,245,197
*	Herc Holdings, Inc.	110,953	4,451,434
*	Heritage-Crystal Clean, Inc.	59,582	1,689,150
	Herman Miller, Inc.	202,817	7,838,877
*	Hertz Global Holdings, Inc.	454,170	7,157,719
	Hexcel Corp.	236,321	17,539,745
*	Hill International, Inc.	165,456	547,659
	Hillenbrand, Inc.	271,051	7,868,611
	HNI Corp.	153,385	5,517,258
	Honeywell International, Inc.	384,970	66,684,503
*	Houston Wire & Cable Co.	52,050	207,159
*	Hub Group, Inc., Class A	107,991	5,709,484
	Hubbell, Inc.	129,899	18,605,434
*	Hudson Global, Inc.	24,717	296,851
#*	Hudson Technologies, Inc.	43,930	36,009
	Huntington Ingalls Industries, Inc.	84,916	22,163,076
	Hurco Cos., Inc.	19,185	600,491
*	Huron Consulting Group, Inc.	72,580	4,703,910
*	Huttig Building Products, Inc.	6,076	8,810
#	Hyster-Yale Materials Handling, Inc.	39,609	2,138,490
*	IAA Inc.	296,076	13,992,552
	ICF International, Inc.	51,293	4,492,754
	IDEX Corp.	94,493	15,482,678
*	IES Holdings, Inc.	26,151	654,037
	Illinois Tool Works, Inc.	217,413	38,042,927
	Ingersoll-Rand P.L.C.	235,436	31,367,138
*	InnerWorkings, Inc.	324,165	1,345,285
*	Innovative Solutions & Support, Inc.	32,517	185,347
	Insperity, Inc.	94,967	8,297,267
	Insteel Industries, Inc.	72,830	1,629,207
	Interface, Inc.	203,890	3,278,551
	ITT, Inc.	248,892	16,695,675
	Jacobs Engineering Group, Inc.	170,138	15,742,869
	JB Hunt Transport Services, Inc.	145,316	15,683,956
*	JELD-WEN Holding, Inc.	342,528	8,179,569
*	JetBlue Airways Corp.	880,966	17,469,556
#	John Bean Technologies Corp.	73,932	8,353,577
	Johnson Controls International P.L.C.	576,292	22,734,719

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Kadant, Inc.	36,866	$3,929,916
	Kaman Corp.	91,609	5,654,107
	Kansas City Southern	127,913	21,577,644
#	KAR Auction Services, Inc.	438,905	9,225,783
	Kelly Services, Inc., Class A	114,899	2,040,606
	Kelly Services, Inc., Class B	183	3,166
#	Kennametal, Inc.	269,042	8,418,324
	Kforce, Inc.	91,599	3,393,743
	Kimball International, Inc., Class B	154,728	2,905,792
*	Kirby Corp.	145,361	10,653,508
#	Knight-Swift Transportation Holdings, Inc.	359,120	13,316,170
	Knoll, Inc.	194,623	4,818,865
	Korn Ferry	179,507	7,356,197
#*	Kratos Defense & Security Solutions, Inc.	284,921	5,225,451
	L3Harris Technologies, Inc.	57,442	12,713,638
	Landstar System, Inc.	89,478	9,909,688
*	Lawson Products, Inc.	22,431	1,059,192
*	LB Foster Co., Class A	32,814	556,525
#	Lennox International, Inc.	44,118	10,278,612
#*	Limbach Holdings, Inc.	45,634	178,885
	Lincoln Electric Holdings, Inc.	140,662	12,544,237
#	Lindsay Corp.	28,727	2,873,562
	Lockheed Martin Corp.	161,715	69,233,426
*	LS Starrett Co. (The), Class A	134,057	754,741
	LSI Industries, Inc.	113,965	757,867
*	Lydall, Inc.	57,610	1,177,548
	Macquarie Infrastructure Corp.	107,613	4,746,809
*	Manitex International, Inc.	53,223	305,500
*	Manitowoc Co., Inc. (The)	115,770	1,672,877
	ManpowerGroup, Inc.	126,144	11,540,915
	Marten Transport, Ltd.	175,818	3,649,982
	Masco Corp.	294,937	14,015,406
*	Masonite International Corp.	91,017	6,836,287
#*	MasTec, Inc.	259,302	14,974,690
*	Mastech Digital, Inc.	18,872	195,703
	Matson, Inc.	171,840	6,187,958
#	Matthews International Corp., Class A	107,399	4,008,131
	McGrath RentCorp	87,041	6,730,010
*	Mercury Systems, Inc.	106,468	8,171,419
*	Meritor, Inc.	291,189	6,379,951
*	Mesa Air Group, Inc.	64,956	554,724
*	Middleby Corp. (The)	124,811	13,998,802
#	Miller Industries, Inc.	16,917	582,114
*	Mistras Group, Inc.	93,881	1,039,263
	Mobile Mini, Inc.	145,080	6,055,639
	Moog, Inc., Class A	107,607	9,642,663
*	MRC Global, Inc.	309,414	3,484,002
	MSA Safety, Inc.	67,773	9,190,019
	MSC Industrial Direct Co., Inc., Class A	151,674	10,324,449
	Mueller Industries, Inc.	197,549	5,762,504
	Mueller Water Products, Inc., Class A	555,504	6,471,622
*	MYR Group, Inc.	63,726	1,830,211
#	National Presto Industries, Inc.	20,949	1,805,594
*	Navistar International Corp.	158,876	5,818,039
	Nielsen Holdings P.L.C.	440,896	8,994,278
*	NL Industries, Inc.	316,582	1,063,716
#	NN, Inc.	167,884	1,448,839
	Nordson Corp.	103,635	17,499,806
	Norfolk Southern Corp.	273,828	57,013,728

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Northrop Grumman Corp.	106,574	$39,919,423
*	Northwest Pipe Co.	17,456	571,335
*	NOW, Inc.	392,011	3,924,030
#*	NV5 Global, Inc.	33,952	2,108,759
	nVent Electric P.L.C.	200,418	4,990,408
	Old Dominion Freight Line, Inc.	216,866	42,555,615
#	Omega Flex, Inc.	8,973	945,754
#*	Orion Energy Systems, Inc.	20,054	98,666
*	Orion Group Holdings, Inc.	152,683	659,591
	Oshkosh Corp.	209,775	18,049,041
	Owens Corning	261,607	15,824,607
	PACCAR, Inc.	587,901	43,628,133
*	PAM Transportation Services, Inc.	17,066	911,495
	Pangaea Logistics Solutions, Ltd.	74,703	218,133
#	Park Aerospace Corp.	73,802	1,141,717
	Parker-Hannifin Corp.	177,870	34,807,380
	Park-Ohio Holdings Corp.	40,401	1,187,789
	Patrick Industries, Inc.	89,553	4,646,010
	Patriot Transportation Holding, Inc.	7,392	88,704
*	Pendrell Corp.	1	150,000
	Pentair P.L.C.	391,140	16,791,640
*	Performant Financial Corp.	141,785	137,461
*	Perma-Fix Environmental Services	20,738	153,461
*	Perma-Pipe International Holdings, Inc.	16,930	152,878
*	PGT Innovations, Inc.	231,844	3,593,582
*	PICO Holdings, Inc.	40,315	401,134
*	Pioneer Power Solutions, Inc.	8,200	18,040
#	Pitney Bowes, Inc.	463,023	1,731,706
#*	Polar Power, Inc.	7,020	21,271
	Powell Industries, Inc.	40,237	1,660,581
	Preformed Line Products Co.	15,573	850,597
	Primoris Services Corp.	171,864	3,665,859
*	Proto Labs, Inc.	45,078	4,665,573
#	Quad/Graphics, Inc.	164,803	700,413
	Quanex Building Products Corp.	116,781	2,069,359
	Quanta Services, Inc.	361,280	14,144,112
*	Quest Resource Holding Corp.	14,300	34,463
*	Radiant Logistics, Inc.	150,027	724,630
	Raven Industries, Inc.	91,930	2,882,925
	Raytheon Co.	166,053	36,687,750
*	RBC Bearings, Inc.	57,016	8,866,558
*	RCM Technologies, Inc.	15,191	41,471
#*	Red Violet, Inc.	3,910	82,931
	Regal Beloit Corp.	121,726	9,550,622
	Republic Services, Inc.	394,156	37,464,528
*	Resideo Technologies, Inc.	153,251	1,560,095
	Resources Connection, Inc.	101,821	1,550,225
#	REV Group, Inc.	192,196	1,921,960
*	Rexnord Corp.	346,718	11,320,343
	Robert Half International, Inc.	218,423	12,705,666
	Rockwell Automation, Inc.	126,860	24,313,988
#	Rollins, Inc.	242,857	9,216,423
	Roper Technologies, Inc.	48,407	18,475,016
	Rush Enterprises, Inc., Class A	101,189	4,351,127
	Rush Enterprises, Inc., Class B	12,937	573,885
	Ryder System, Inc.	203,047	9,689,403
*	Saia, Inc.	88,327	7,693,282
	Schneider National, Inc., Class B	36,225	806,731
	Scorpio Bulkers, Inc.	220,749	810,149

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Sensata Technologies Holding P.L.C.	385,826	$18,237,995
#	Servotronics, Inc.	1,473	15,651
*	SIFCO Industries, Inc.	7,118	31,960
	Simpson Manufacturing Co., Inc.	93,249	7,708,895
#*	SiteOne Landscape Supply, Inc.	64,621	6,239,158
	SkyWest, Inc.	181,653	10,021,796
	Snap-on, Inc.	71,861	11,471,171
	Southwest Airlines Co.	770,378	42,355,382
*	SP Plus Corp.	71,868	3,004,801
	Spartan Motors, Inc.	104,797	1,781,549
	Spirit AeroSystems Holdings, Inc., Class A	235,393	15,375,871
*	Spirit Airlines, Inc.	245,559	10,085,108
*	SPX Corp.	120,388	5,907,439
*	SPX FLOW, Inc.	142,882	6,249,659
	Standex International Corp.	37,419	2,734,955
	Stanley Black & Decker, Inc.	149,477	23,816,170
	Steelcase, Inc., Class A	295,033	5,490,564
#*	Stericycle, Inc.	118,761	7,443,939
*	Sterling Construction Co., Inc.	87,925	1,158,412
#*	Sunrun, Inc.	371,466	6,326,066
	Systemax, Inc.	77,695	1,837,487
*	Taylor Devices, Inc.	4,452	53,246
#*	Team, Inc.	190,024	2,584,326
#*	Tecogen, Inc.	36,757	77,190
*	Teledyne Technologies, Inc.	68,114	24,865,697
	Tennant Co.	60,397	4,663,856
	Terex Corp.	227,006	5,754,602
	Tetra Tech, Inc.	115,378	9,876,357
#*	Textainer Group Holdings, Ltd.	176,777	1,674,078
	Textron, Inc.	334,178	15,348,796
*	Thermon Group Holdings, Inc.	91,876	2,177,461
	Timken Co. (The)	202,283	10,625,926
#	Titan International, Inc.	380,599	1,088,513
*	Titan Machinery, Inc.	72,086	880,170
	Toro Co. (The)	194,335	15,550,687
#*	TPI Composites, Inc.	104,618	2,170,824
*	Transcat, Inc.	24,364	745,538
#	TransDigm Group, Inc.	26,768	17,219,319
	TransUnion	132,493	12,149,608
#*	Trex Co., Inc.	112,845	11,085,893
*	TriMas Corp.	146,331	4,204,090
*	TriNet Group, Inc.	173,616	9,906,529
#	Trinity Industries, Inc.	413,037	8,397,042
	Triton International, Ltd.	261,904	9,834,495
	Triumph Group, Inc.	119,354	2,438,402
*	TrueBlue, Inc.	136,808	2,997,463
#*	Tutor Perini Corp.	171,364	1,929,559
*	Twin Disc, Inc.	39,102	381,245
#*	U.S. Xpress Enterprises, Inc., Class A	38,971	212,782
#*	Ultralife Corp.	44,133	306,724
	UniFirst Corp.	34,079	6,949,730
	Union Pacific Corp.	618,468	110,965,529
*	United Airlines Holdings, Inc.	492,644	36,849,771
	United Parcel Service, Inc., Class B	446,131	46,183,481
*	United Rentals, Inc.	156,204	21,195,321
	United Technologies Corp.	618,500	92,898,700
#*	Univar Solutions, Inc.	204,231	4,401,178
	Universal Forest Products, Inc.	201,948	9,673,309
	Universal Logistics Holdings, Inc.	79,066	1,336,215

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Upwork, Inc.	8,608	$79,021
	US Ecology, Inc.	72,529	3,917,291
#*	USA Truck, Inc.	28,309	161,078
	Valmont Industries, Inc.	58,386	8,294,315
*	Vectrus, Inc.	35,667	1,988,435
	Verisk Analytics, Inc.	146,280	23,766,112
*	Veritiv Corp.	85,781	1,207,796
	Viad Corp.	64,830	4,213,950
#*	Vicor Corp.	42,483	2,126,274
	Virco Manufacturing Corp.	31,667	127,618
*	VirTra, Inc.	3,600	14,652
*	Volt Information Sciences, Inc.	358,231	902,742
	VSE Corp.	33,889	1,054,287
#	Wabash National Corp.	237,922	2,759,895
*	WABCO Holdings, Inc.	120,105	16,292,243
#	Wabtec Corp.	156,909	11,589,299
	Waste Management, Inc.	320,435	38,996,939
#	Watsco, Inc.	70,972	12,343,450
	Watsco, Inc., Class B	4,958	870,055
	Watts Water Technologies, Inc., Class A	73,495	7,328,186
#*	Welbilt, Inc.	333,917	5,038,808
#	Werner Enterprises, Inc.	245,639	9,054,254
#*	WESCO International, Inc.	161,304	7,808,727
#*	Willdan Group, Inc.	27,649	916,011
*	Willis Lease Finance Corp.	8,926	529,312
*	WillScot Corp.	280,024	5,278,452
	Woodward, Inc.	170,996	19,888,545
	WW Grainger, Inc.	68,417	20,707,773
#*	XPO Logistics, Inc.	310,199	27,582,895
	Xylem, Inc.	267,956	21,881,287
#*	YRC Worldwide, Inc.	141,252	319,230
TOTAL INDUSTRIALS			3,884,750,349
INFORMATION TECHNOLOGY — (21.2%)
#*	2U, Inc.	30,097	596,222
#*	3D Systems Corp.	310,876	3,385,440
*	Acacia Communications, Inc.	90,051	6,172,996
	Accenture P.L.C., Class A	433,431	88,944,376
*	ACI Worldwide, Inc.	234,325	8,072,496
#*	ACM Research, Inc., Class A	4,181	145,248
*»	Actua Corp.	16,946	7,541
*	ADDvantage Technologies Group, Inc.	7,817	17,666
#*	Adesto Technologies Corp.	66,840	474,564
*	Adobe, Inc.	76,145	26,737,555
	ADTRAN, Inc.	304,802	2,758,458
*	Advanced Energy Industries, Inc.	110,111	7,701,163
*	Advanced Micro Devices, Inc.	266,947	12,546,509
#*	Aehr Test Systems	13,278	27,220
*	Agilysys, Inc.	65,901	2,141,783
*	Airgain, Inc.	21,069	199,102
*	Akamai Technologies, Inc.	216,204	20,182,643
#*	Alarm.com Holdings, Inc.	26,327	1,156,545
*	Alithya Group, Inc., Class A	39,261	113,464
*	ALJ Regional Holdings, Inc.	58,527	68,477
	Alliance Data Systems Corp.	91,973	9,453,905
*	Alpha & Omega Semiconductor, Ltd.	98,949	1,206,188
#*	Altair Engineering, Inc., Class A	12,482	461,210
#*	Alteryx, Inc., Class A	11,251	1,569,177
*	Ambarella, Inc.	83,910	4,962,437

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Amdocs, Ltd.	152,769	$10,991,730
	American Software, Inc., Class A	72,741	1,086,023
*	Amkor Technology, Inc.	794,297	8,935,841
	Amphenol Corp., Class A	233,564	23,232,611
*	Amtech Systems, Inc.	49,420	253,525
	Analog Devices, Inc.	221,331	24,291,077
*	Anixter International, Inc.	116,150	11,336,240
*	ANSYS, Inc.	58,564	16,065,862
#*	Appfolio, Inc., Class A	19,149	2,516,945
	Apple, Inc.	4,064,947	1,258,141,746
	Applied Materials, Inc.	808,235	46,869,548
#*	Applied Optoelectronics, Inc.	42,626	481,674
*	Arista Networks, Inc.	52,316	11,684,255
*	Arlo Technologies, Inc.	291,194	1,243,398
*	Arrow Electronics, Inc.	191,910	14,573,645
*	Aspen Technology, Inc.	122,340	14,556,013
	AstroNova, Inc.	16,656	207,201
#*	Asure Software, Inc.	20,330	171,382
*	Atlassian Corp. P.L.C., Class A	15,287	2,247,189
#*	Atomera, Inc.	6,042	25,074
*	Autodesk, Inc.	52,649	10,363,956
	Automatic Data Processing, Inc.	268,708	46,053,864
*	Avalara, Inc.	16,046	1,366,156
#*	Avaya Holdings Corp.	357,733	4,568,250
*	Aviat Networks, Inc.	32,377	438,385
#*	Avid Technology, Inc.	118,902	999,371
	Avnet, Inc.	245,219	8,948,041
	AVX Corp.	287,483	5,827,280
*	Aware, Inc.	51,506	185,422
*	Axcelis Technologies, Inc.	106,427	2,570,212
*	AXT, Inc.	149,590	583,401
#	Badger Meter, Inc.	103,506	6,113,064
	Bel Fuse, Inc., Class A	4,354	61,827
	Bel Fuse, Inc., Class B	29,674	513,954
#	Belden, Inc.	142,317	7,011,959
	Benchmark Electronics, Inc.	110,326	3,395,834
*	BK Technologies Corp.	24,446	69,671
#*	Black Knight, Inc.	166,205	11,122,439
#	Blackbaud, Inc.	83,343	6,528,257
	Booz Allen Hamilton Holding Corp.	263,412	20,556,672
*	Bottomline Technologies De, Inc.	59,841	3,207,478
*	Brightcove, Inc.	18,100	156,746
	Broadcom, Inc.	241,997	73,847,805
	Broadridge Financial Solutions, Inc.	137,286	16,357,627
#*	BroadVision, Inc.	6,453	18,972
#	Brooks Automation, Inc.	195,394	7,440,604
#*	BSQUARE Corp.	30,337	44,292
#	Cabot Microelectronics Corp.	45,432	6,610,810
*	CACI International, Inc., Class A	71,512	19,125,169
*	Cadence Design Systems, Inc.	246,642	17,785,355
*	CalAmp Corp.	106,666	1,026,127
*	Calix, Inc.	197,897	1,812,737
#*	Cardtronics P.L.C., Class A	162,995	7,334,775
	Cass Information Systems, Inc.	38,973	2,105,321
#*	CCUR Holdings, Inc.	14,271	62,792
	CDK Global, Inc.	150,996	8,105,465
	CDW Corp.	201,974	26,347,508
	Cerence Inc.	77,484	1,654,283
#*	Ceridian HCM Holding, Inc.	20,700	1,517,103

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CEVA, Inc.	56,769	$1,552,632
*	ChannelAdvisor Corp.	65,263	610,862
*	Ciena Corp.	293,050	11,918,344
*	Cirrus Logic, Inc.	190,103	14,601,811
	Cisco Systems, Inc.	3,687,066	169,494,424
	Citrix Systems, Inc.	121,730	14,756,111
*	Clearfield, Inc.	29,727	378,127
#*	ClearOne, Inc.	25,978	47,800
#*	Coda Octopus Group, Inc.	22,446	141,185
	Cognex Corp.	86,488	4,408,293
	Cognizant Technology Solutions Corp., Class A	490,003	30,076,384
#*	Coherent, Inc.	58,189	8,229,670
#	Cohu, Inc.	135,578	3,032,880
#*	CommScope Holding Co., Inc.	368,829	4,494,181
	Communications Systems, Inc.	31,610	194,402
*	CommVault Systems, Inc.	24,757	1,114,560
*	Computer Task Group, Inc.	63,240	376,910
	Comtech Telecommunications Corp.	63,976	1,849,546
*	Conduent, Inc.	587,613	2,514,984
	CoreLogic, Inc.	277,859	12,920,443
*	Cornerstone OnDemand Inc.	39,087	2,298,316
	Corning, Inc.	728,362	19,439,982
#*	Coupa Software, Inc.	11,103	1,789,248
#*	Cree, Inc.	235,442	10,945,699
	CSG Systems International, Inc.	115,290	5,743,748
	CSP, Inc.	5,597	78,638
	CTS Corp.	89,408	2,620,548
*	CyberOptics Corp.	16,840	378,395
	Cypress Semiconductor Corp.	816,734	19,054,404
#	Daktronics, Inc.	142,338	839,794
#*	DASAN Zhone Solutions, Inc.	57,252	507,253
*	Data I/O Corp.	16,306	66,202
*	Dell Technologies, Inc., Class C	81,098	3,955,149
#*	Diebold Nixdorf, Inc.	51,993	598,439
*	Digi International, Inc.	88,421	1,396,610
#*	Digital Turbine, Inc.	37,251	232,446
*	Diodes, Inc.	168,213	8,686,519
#*	DocuSign, Inc.	28,965	2,274,042
	Dolby Laboratories, Inc., Class A	128,158	8,886,476
*	Dropbox, Inc., Class A	100,144	1,704,451
#*	DSP Group, Inc.	69,333	1,002,555
	DXC Technology Co.	398,972	12,719,227
*	Eastman Kodak Co.	4,326	14,752
#	Ebix, Inc.	97,283	3,349,454
*	EchoStar Corp., Class A	134,878	5,382,307
*	eGain Corp.	32,408	233,338
*	EMCORE Corp.	72,739	245,130
*	Endurance International Group Holdings, Inc.	207,001	977,045
#*	Enphase Energy Inc.	173,456	5,467,333
	Entegris, Inc.	407,589	21,096,807
#*	Envestnet, Inc.	45,214	3,566,028
*	EPAM Systems, Inc.	40,755	9,297,846
*	ePlus, Inc.	47,487	3,785,664
*	Euronet Worldwide, Inc.	94,787	14,942,223
	EVERTEC, Inc.	157,139	5,275,156
*	Evo Payments, Inc., Class A	33,208	920,194
*	ExlService Holdings, Inc.	79,882	5,840,173
*	Extreme Networks, Inc.	8,969	52,917
*	F5 Networks, Inc.	69,318	8,465,114

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fabrinet	130,535	$8,228,926
*	Fair Isaac Corp.	65,584	26,389,690
*	FARO Technologies, Inc.	54,889	2,835,566
	Fidelity National Information Services, Inc.	336,571	48,351,790
#*	Finjan Holdings, Inc.	67,712	128,653
*	FireEye, Inc.	107,629	1,719,911
#*	First Solar, Inc.	266,957	13,235,728
*	Fiserv, Inc.	331,020	39,262,282
#*	Fitbit, Inc., Class A	715,565	4,665,484
*	FleetCor Technologies, Inc.	110,910	34,962,159
*	Flex, Ltd.	1,231,494	16,194,146
	FLIR Systems, Inc.	235,291	12,126,898
*	FormFactor, Inc.	210,095	5,317,504
*	Fortinet, Inc.	101,430	11,700,965
*	Frequency Electronics, Inc.	21,539	199,236
*	Gartner, Inc.	60,637	9,749,217
#*	Genasys, Inc.	60,454	230,934
	Genpact, Ltd.	465,517	20,608,438
	Global Payments, Inc.	184,865	36,131,864
	GlobalSCAPE, Inc.	44,983	519,104
#*	Globant SA	40,948	5,024,320
*	GoDaddy, Inc., Class A	94,001	6,317,807
*	GSE Systems, Inc.	28,592	41,458
*	GSI Technology, Inc.	60,553	491,085
#*	GTT Communications, Inc.	164,251	1,946,374
#*	Guidewire Software, Inc.	68,219	7,674,638
	Hackett Group, Inc. (The)	117,534	1,816,488
#*	Harmonic, Inc.	318,882	2,243,335
	Hewlett Packard Enterprise Co.	1,848,065	25,743,545
	HP, Inc.	467,452	9,966,077
#*	HubSpot, Inc.	11,042	1,997,939
*	Ichor Holdings, Ltd.	71,200	2,377,368
*	Identiv, Inc.	30,918	146,551
*	IEC Electronics Corp.	22,978	184,973
#*	II-VI, Inc.	242,172	8,149,088
#*	Image Sensing Systems, Inc.	1,872	10,015
#*	Immersion Corp.	94,602	692,487
#*	Infinera Corp.	568,322	4,188,533
*	Information Services Group, Inc.	115,883	312,884
#*	Innodata, Inc.	51,428	58,628
*	Inphi Corp.	65,222	4,954,263
#*	Inseego Corp.	32,660	219,149
*	Insight Enterprises, Inc.	111,365	7,335,613
	Intel Corp.	5,061,049	323,552,863
*	Intellicheck, Inc.	15,600	131,976
#*	Intelligent Systems Corp.	729	30,946
	InterDigital, Inc.	142,867	7,893,402
#*	Internap Corp.	49,402	49,402
	International Business Machines Corp.	689,744	99,136,905
*	inTEST Corp.	24,960	135,034
*	Intevac, Inc.	62,346	374,076
	Intuit, Inc.	114,982	32,238,653
*	IPG Photonics Corp.	103,191	13,174,395
#*	Issuer Direct Corp.	7,605	90,956
*	Iteris, Inc.	87,120	440,827
*	Itron, Inc.	104,462	8,539,769
#	j2 Global, Inc.	168,255	16,128,924
	Jabil, Inc.	556,234	21,631,940
	Jack Henry & Associates, Inc.	91,039	13,613,972

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Juniper Networks, Inc.	375,352	$8,610,575
	KBR, Inc.	486,471	13,232,011
	KEMET Corp.	194,143	5,055,484
*	Key Tronic Corp.	22,454	130,233
*	Keysight Technologies, Inc.	278,182	25,868,144
*	Kimball Electronics, Inc.	43,092	697,229
	KLA Corp.	205,681	34,089,569
*	Knowles Corp.	300,183	5,922,611
#*	Kopin Corp.	125,217	51,339
	Kulicke & Soffa Industries, Inc.	226,475	5,863,438
*	KVH Industries, Inc.	52,470	539,916
	Lam Research Corp.	284,426	84,818,677
#*	Lantronix, Inc.	35,760	136,603
*	Lattice Semiconductor Corp.	305,112	5,675,083
	Leidos Holdings, Inc.	192,635	19,354,038
*	LGL Group, Inc. (The)	6,640	92,296
*	Limelight Networks, Inc.	294,353	1,468,821
	Littelfuse, Inc.	60,054	10,624,153
#*	LiveRamp Holdings, Inc.	181,640	7,309,194
	LogMeIn, Inc.	114,329	9,828,864
#*	Lumentum Holdings, Inc.	94,336	7,147,839
*	Luna Innovations, Inc.	69,584	569,893
#*	MACOM Technology Solutions Holdings, Inc.	201,469	5,725,749
#*	MagnaChip Semiconductor Corp.	69,402	933,457
*	Majesco	6,866	47,856
*	Manhattan Associates, Inc.	174,228	14,889,525
	ManTech International Corp., Class A	100,594	8,075,686
*	Marin Software, Inc.	7,995	11,433
#	Marvell Technology Group, Ltd.	777,058	18,680,474
	Mastercard, Inc., Class A	649,786	205,293,389
	Maxim Integrated Products, Inc.	245,282	14,746,354
	MAXIMUS, Inc.	197,740	14,187,845
*	MaxLinear, Inc.	190,511	3,713,059
	Methode Electronics, Inc.	123,544	4,046,066
#	Microchip Technology, Inc.	215,225	20,980,133
*	Micron Technology, Inc.	1,337,861	71,027,040
	Microsoft Corp.	4,772,363	812,399,353
*	MicroStrategy, Inc., Class A	25,310	3,847,879
*	Mimecast, Ltd.	19,955	1,018,304
*	Mitek Systems, Inc.	69,635	679,638
	MKS Instruments, Inc.	139,302	14,601,636
#*	MoneyGram International, Inc.	310,906	640,466
#*	MongoDB, Inc.	9,241	1,514,692
	Monolithic Power Systems, Inc.	43,265	7,405,670
	Motorola Solutions, Inc.	106,458	18,843,066
#	MTS Systems Corp.	59,855	3,034,050
#*	Napco Security Technologies, Inc.	32,495	955,353
	National Instruments Corp.	212,091	9,465,621
#*	NCR Corp.	315,734	10,646,550
*	NeoPhotonics Corp.	205,577	1,568,553
	NetApp, Inc.	332,721	17,767,301
*	NETGEAR, Inc.	101,143	2,601,398
#*	Netscout Systems, Inc.	246,133	6,328,079
#*	NetSol Technologies, Inc.	27,104	112,482
	Network-1 Technologies, Inc.	57,475	143,113
*	New Relic, Inc.	10,495	692,775
	NIC, Inc.	150,095	2,961,374
	NortonLifeLock Inc.	362,328	10,297,362
#*	Novanta, Inc.	102,705	9,318,425

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Nuance Communications, Inc.	529,910	$10,025,897
#*	Nutanix, Inc., Class A	7,383	239,726
	NVE Corp.	4,115	301,876
	NVIDIA Corp.	199,887	47,259,283
#*	Okta, Inc.	20,948	2,682,391
*	ON Semiconductor Corp.	1,105,395	25,589,894
#*	One Stop Systems, Inc.	12,010	32,427
*	OneSpan, Inc.	103,499	1,720,153
*	Onto Innovation Inc.	166,770	6,327,254
#*	Optical Cable Corp.	8,150	27,710
	Oracle Corp.	1,923,737	100,900,006
#*	OSI Systems, Inc.	58,244	5,040,436
*	Palo Alto Networks, Inc.	16,166	3,795,453
#*	PAR Technology Corp.	44,002	1,497,388
	Paychex, Inc.	229,100	19,649,907
*	Paycom Software, Inc.	94,691	30,126,889
*	Paylocity Holding Corp.	56,050	7,952,935
*	PayPal Holdings, Inc.	207,116	23,588,441
	PC Connection, Inc.	79,209	3,947,777
	PC-Tel, Inc.	276,687	2,227,330
*	PDF Solutions, Inc.	103,242	1,627,094
#	Pegasystems, Inc.	78,705	6,785,158
*	Perceptron, Inc.	29,758	181,821
#*	Perficient, Inc.	130,703	6,495,939
	Perspecta, Inc.	225,111	6,318,866
*	PFSweb, Inc.	51,031	219,944
*	Photronics, Inc.	500,002	6,390,026
*	Pixelworks, Inc.	77,861	311,444
#	Plantronics, Inc.	109,695	3,150,440
*	Plexus Corp.	105,915	7,532,675
	Power Integrations, Inc.	65,225	6,370,526
#*	Powerfleet, Inc.	31,472	237,299
*	PRGX Global, Inc.	68,278	270,381
	Progress Software Corp.	159,533	7,199,724
*	Proofpoint, Inc.	11,418	1,402,245
*	PTC, Inc.	77,718	6,459,920
*	Pure Storage, Inc., Class A	139,649	2,485,752
#	QAD, Inc., Class A	21,895	1,126,498
	QAD, Inc., Class B	5,440	204,027
*	Qorvo, Inc.	178,581	18,904,585
	QUALCOMM, Inc.	817,724	69,760,034
*	Qualstar Corp.	1,349	7,446
#*	Qualys, Inc.	57,248	4,908,444
#*	QuickLogic Corp.	8,226	52,153
*	Rambus, Inc.	363,052	5,761,635
#*	RealNetworks, Inc.	647,249	854,369
*	RealPage, Inc.	80,293	4,685,097
	RF Industries, Ltd.	19,118	114,517
*	Ribbon Communications, Inc.	343,948	969,933
	Richardson Electronics, Ltd.	28,703	151,265
#*	RingCentral, Inc., Class A	9,558	1,964,934
*	Rogers Corp.	47,683	5,614,673
*	Rosetta Stone, Inc.	37,189	637,791
#*	Rubicon Technology, Inc.	1,435	13,173
	Sabre Corp.	544,841	11,735,875
#*	SailPoint Technologies Holding, Inc.	47,781	1,198,825
*	salesforce.com, Inc.	113,618	20,713,698
*	Sanmina Corp.	236,130	7,518,379
#	Sapiens International Corp. NV	52,324	1,330,599

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ScanSource, Inc.	85,232	$2,973,744
	Science Applications International Corp.	127,044	11,150,652
*	Seachange International, Inc.	595,566	2,644,313
	Seagate Technology P.L.C.	322,951	18,404,977
#*	SecureWorks Corp., Class A	12,468	196,122
*	Semtech Corp.	159,532	7,687,847
*	ServiceNow, Inc.	17,178	5,810,115
*	ServiceSource International, Inc.	89,294	169,659
#*	SharpSpring, Inc.	9,427	116,518
*	Sigmatron International, Inc.	9,201	36,804
*	Silicon Laboratories, Inc.	65,432	6,432,620
	Skyworks Solutions, Inc.	295,071	33,387,284
#*	SMART Global Holdings, Inc.	74,007	2,232,051
*	Smith Micro Software, Inc.	7,387	37,452
#*	SMTC Corp.	42,619	158,756
#*	SolarEdge Technologies, Inc.	156,840	15,348,362
*	Splunk, Inc.	25,342	3,934,599
*	SPS Commerce, Inc.	54,076	3,073,139
#*	Square, Inc., Class A	42,392	3,166,258
	SS&C Technologies Holdings, Inc.	242,355	15,270,789
*	StarTek, Inc.	85,247	650,435
*	Steel Connect, Inc.	209,541	293,357
#*	Stratasys, Ltd.	179,562	3,228,525
#*	Super Micro Computer, Inc.	25,928	724,947
#	Support.com, Inc.	33,595	40,986
*	Sykes Enterprises, Inc.	146,549	4,922,581
#*	Synacor, Inc.	27,065	40,598
#*	Synaptics, Inc.	117,642	7,845,545
#*	Synchronoss Technologies, Inc.	203,451	1,111,860
	SYNNEX Corp.	158,296	21,806,857
*	Synopsys, Inc.	121,669	17,947,394
	TE Connectivity, Ltd.	318,520	29,361,174
*	Tech Data Corp.	105,890	15,241,807
#*	Telaria, Inc.	104,029	1,055,894
*	Telenav, Inc.	132,087	593,071
#*	Teradata Corp.	321,064	7,814,698
	Teradyne, Inc.	373,010	24,614,930
	TESSCO Technologies, Inc.	25,094	155,583
	Texas Instruments, Inc.	586,826	70,800,557
	TiVo Corp.	372,183	2,709,492
#*	Trade Desk, Inc. (The), Class A	19,501	5,249,279
	TransAct Technologies, Inc.	17,129	180,197
*	Trimble, Inc.	264,637	11,252,365
#*	Trio-Tech International	3,963	18,151
*	TSR, Inc.	751	2,891
	TTEC Holdings, Inc.	146,940	5,836,457
#*	TTM Technologies, Inc.	351,606	5,059,610
#*	Twilio, Inc., Class A	33,583	4,175,710
*	Tyler Technologies, Inc.	18,698	6,052,169
#	Ubiquiti, Inc.	119,847	19,585,397
#*	Ultra Clean Holdings, Inc.	128,083	2,947,190
#*	Unisys Corp.	152,866	1,484,329
	Universal Display Corp.	36,003	6,342,649
#*	Upland Software, Inc.	17,659	689,407
	Usio, Inc.	8,552	14,795
*	Veeco Instruments, Inc.	250,005	3,187,564
*	Verint Systems, Inc.	144,448	8,377,984
*	VeriSign, Inc.	72,350	15,058,929
#*	ViaSat, Inc.	124,181	7,904,121

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Viavi Solutions, Inc.	496,738	$7,004,006
*	Virtusa Corp.	96,983	4,038,372
#	Visa, Inc., Class A	848,591	168,844,151
	Vishay Intertechnology, Inc.	391,513	7,943,799
*	Vishay Precision Group, Inc.	31,997	1,105,176
#*	VMware, Inc., Class A	46,358	6,863,765
	Wayside Technology Group, Inc.	9,192	147,532
	Western Digital Corp.	410,218	26,869,279
#	Western Union Co. (The)	516,289	13,888,174
*	WEX, Inc.	48,901	10,607,605
*	Wireless Telecom Group, Inc.	66,901	87,640
*	Workday, Inc., Class A	13,500	2,492,505
*	Xerox Holdings Corp.	416,805	14,825,754
	Xilinx, Inc.	237,604	20,072,786
	Xperi Corp.	154,136	2,480,048
*	Zebra Technologies Corp., Class A	109,222	26,106,242
#*	Zendesk, Inc.	22,872	1,976,141
#*	Zix Corp.	119,194	804,560
#*	Zscaler, Inc.	16,108	903,498
TOTAL INFORMATION TECHNOLOGY			6,222,870,844
MATERIALS — (4.0%)
#	Advanced Emissions Solutions, Inc.	5,208	59,319
*	AdvanSix, Inc.	100,599	1,883,213
#*	AgroFresh Solutions, Inc.	54,123	126,648
	Air Products & Chemicals, Inc.	124,166	29,639,666
#*	AK Steel Holding Corp.	766,496	2,115,529
#	Albemarle Corp.	196,597	15,782,807
*	Alcoa Corp.	354,469	4,944,843
#*	Allegheny Technologies, Inc.	305,836	5,275,671
*	Amcor, PLC.	1,582,830	16,762,170
*	American Biltrite, Inc.	36	14,580
	American Vanguard Corp.	81,019	1,513,435
#*	Ampco-Pittsburgh Corp.	264,566	767,241
	AptarGroup, Inc.	189,348	21,871,587
	Ashland Global Holdings, Inc.	127,468	9,430,083
	Avery Dennison Corp.	146,530	19,230,597
*	Axalta Coating Systems, Ltd.	602,644	17,362,174
	Balchem Corp.	84,628	9,141,517
	Ball Corp.	398,998	28,799,676
*	Berry Global Group, Inc.	328,232	13,956,425
	Boise Cascade Co.	129,182	4,676,388
	Cabot Corp.	155,401	6,192,730
	Carpenter Technology Corp.	155,355	6,173,808
	Celanese Corp.	249,921	25,866,823
#*	Century Aluminum Co.	346,527	1,833,128
	CF Industries Holdings, Inc.	391,430	15,766,800
	Chase Corp.	28,850	2,653,334
#	Chemours Co. (The)	288,167	3,996,876
#*	Clearwater Paper Corp.	346,904	9,782,693
#	Cleveland-Cliffs, Inc.	781,466	5,485,891
*	Coeur Mining, Inc.	770,007	4,643,142
	Commercial Metals Co.	392,386	8,063,532
#	Compass Minerals International, Inc.	116,681	6,754,663
*	Contango ORE, Inc.	1,128	21,658
#*	Core Molding Technologies, Inc.	18,851	59,569
*	Corteva, Inc.	403,012	11,655,107
*	Crown Holdings, Inc.	253,463	18,763,866
	Domtar Corp.	208,255	7,251,439

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Dow, Inc.	426,403	$19,644,386
	DuPont de Nemours, Inc.	403,012	20,626,154
#	Eagle Materials, Inc.	126,786	11,559,080
	Eastman Chemical Co.	222,894	15,885,655
	Ecolab, Inc.	100,692	19,746,708
*	Element Solutions, Inc.	830,173	9,713,024
*	Ferro Corp.	313,753	4,292,141
#*	Ferroglobe P.L.C.	423,588	361,024
	Flexible Solutions International, Inc.	3,915	8,613
#*	Flotek Industries, Inc.	1,025,668	1,743,636
	FMC Corp.	166,639	15,929,022
	Freeport-McMoRan, Inc.	2,365,804	26,260,424
	Friedman Industries, Inc.	15,398	90,380
	FutureFuel Corp.	134,969	1,479,260
*	GCP Applied Technologies, Inc.	231,875	5,152,262
#	Gold Resource Corp.	189,752	1,043,636
	Graphic Packaging Holding Co.	1,080,429	16,887,105
	Greif, Inc., Class A	93,624	3,784,282
#	Greif, Inc., Class B	32,948	1,561,735
	Hawkins, Inc.	34,406	1,437,483
	Haynes International, Inc.	42,412	1,137,066
#	HB Fuller Co.	142,476	6,583,816
#	Hecla Mining Co.	1,598,919	4,844,725
	Huntsman Corp.	910,760	18,725,226
*	Ingevity Corp.	109,360	7,132,459
	Innophos Holdings, Inc.	63,187	2,019,457
	Innospec, Inc.	68,123	6,862,030
#	International Flavors & Fragrances, Inc.	82,471	10,812,773
	International Paper Co.	688,122	28,020,328
*	Intrepid Potash, Inc.	423,341	1,007,552
	Kaiser Aluminum Corp.	34,717	3,476,908
*	Koppers Holdings, Inc.	77,292	2,425,423
*	Kraton Corp.	106,098	1,745,312
#	Kronos Worldwide, Inc.	232,276	2,517,872
	Linde P.L.C.	140,027	28,443,685
#*	Livent Corp.	378,191	3,558,777
	Louisiana-Pacific Corp.	429,941	13,190,590
*	LSB Industries, Inc.	270,053	815,560
	LyondellBasell Industries NV, Class A	418,883	32,614,230
	Martin Marietta Materials, Inc.	65,425	17,259,115
	Materion Corp.	68,670	3,728,781
#*	McEwen Mining, Inc.	271,668	312,418
	Mercer International, Inc.	226,459	2,493,314
	Minerals Technologies, Inc.	118,951	6,438,818
	Mosaic Co. (The)	472,656	9,377,495
	Myers Industries, Inc.	128,949	2,086,395
	Neenah, Inc.	66,809	4,452,152
	NewMarket Corp.	21,384	9,400,834
	Newmont Corp.	528,515	23,814,886
#	Nexa Resources SA	10,918	86,580
	Northern Technologies International Corp.	17,402	247,108
	Nucor Corp.	436,494	20,729,100
	O-I Glass, Inc.	528,710	6,672,320
	Olin Corp.	567,854	8,443,989
	Olympic Steel, Inc.	62,619	920,499
*	OMNOVA Solutions, Inc.	129,119	1,305,393
	Packaging Corp. of America	180,794	17,311,025
	PH Glatfelter Co.	141,783	2,367,776
	PolyOne Corp.	268,789	8,918,419

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	306,734	$36,759,003
*	PQ Group Holdings, Inc.	5,425	83,057
#	Quaker Chemical Corp.	30,659	5,090,007
#*	Ramaco Resources, Inc.	18,463	56,681
	Rayonier Advanced Materials, Inc.	294,106	905,846
	Reliance Steel & Aluminum Co.	179,282	20,581,574
*	Resolute Forest Products, Inc.	278,776	972,928
	Royal Gold, Inc.	134,592	15,521,149
	RPM International, Inc.	231,586	16,528,293
*	Ryerson Holding Corp.	114,954	1,178,279
	Schnitzer Steel Industries, Inc., Class A	94,222	1,515,090
	Schweitzer-Mauduit International, Inc.	105,394	3,691,952
#	Scotts Miracle-Gro Co. (The)	127,816	15,688,136
	Sealed Air Corp.	185,813	6,596,361
	Sensient Technologies Corp.	145,768	8,709,638
	Sherwin-Williams Co. (The)	48,037	26,756,129
	Silgan Holdings, Inc.	344,912	10,643,984
	Sonoco Products Co.	337,188	19,266,922
#	Southern Copper Corp.	110,164	4,150,980
	Steel Dynamics, Inc.	481,497	14,387,130
	Stepan Co.	78,266	7,720,941
*	Summit Materials, Inc., Class A	374,606	8,230,094
	SunCoke Energy, Inc.	411,698	2,420,784
*	Synalloy Corp.	26,423	339,007
	Tecnoglass, Inc.	42,859	324,443
#*	TimkenSteel Corp.	287,599	1,834,882
#*	Trecora Resources	74,730	505,922
	Tredegar Corp.	111,252	2,263,978
	Trinseo SA	136,359	3,916,230
#*	Tronox Holdings P.L.C., Class A	441,777	3,737,433
*	UFP Technologies, Inc.	17,652	823,113
	United States Lime & Minerals, Inc.	14,391	1,291,592
#	United States Steel Corp.	539,908	4,896,966
#*	Universal Stainless & Alloy Products, Inc.	36,315	481,174
#*	US Concrete, Inc.	65,137	2,318,226
	Valvoline, Inc.	334,586	7,053,073
*	Venator Materials P.L.C	151,575	415,316
*	Verso Corp., Class A	187,251	3,155,179
	Vulcan Materials Co.	152,391	21,583,137
	Warrior Met Coal, Inc.	179,960	3,394,046
	Westlake Chemical Corp.	140,920	8,624,304
	WestRock Co.	312,889	12,202,671
	Worthington Industries, Inc.	195,454	7,188,798
	WR Grace & Co.	116,059	7,817,734
TOTAL MATERIALS			1,159,447,026
REAL ESTATE — (0.3%)
#*	Altisource Asset Management Corp.	1,144	15,455
#*	Altisource Portfolio Solutions SA	27,707	515,350
*	CBRE Group, Inc., Class A	435,405	26,581,475
#*	CKX Lands, Inc.	2,161	20,953
	Consolidated-Tomoka Land Co.	17,027	1,080,533
*	Five Point Holdings LLC, Class A	3,804	30,850
*	Forestar Group, Inc.	21,917	444,258
*	FRP Holdings, Inc.	29,763	1,408,980
	Griffin Industrial Realty, Inc.	10,060	407,430
#*	Howard Hughes Corp. (The)	87,682	10,669,146
#*	InterGroup Corp. (The)	677	24,711
	Jones Lang LaSalle, Inc.	107,683	18,286,727

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	JW Mays, Inc.	2,713	$78,677
	Kennedy-Wilson Holdings, Inc.	373,728	8,057,576
#*	Marcus & Millichap, Inc.	132,356	4,685,402
*	Maui Land & Pineapple Co., Inc.	15,573	162,738
	Newmark Group, Inc., Class A	491,274	5,782,295
*	Rafael Holdings, Inc., Class B	38,641	782,094
	RE/MAX Holdings, Inc., Class A	62,517	2,393,151
#	Realogy Holdings Corp.	388,611	4,115,391
	RMR Group, Inc. (The), Class A	25,914	1,193,858
#*	St Joe Co. (The)	200,987	4,222,737
*	Stratus Properties, Inc.	23,576	701,386
*	Tejon Ranch Co.	109,148	1,757,283
#*	Trinity Place Holdings, Inc.	70,774	233,554
TOTAL REAL ESTATE			93,652,010
UTILITIES — (2.2%)
	AES Corp.	592,683	11,770,684
	ALLETE, Inc.	89,424	7,465,116
	Alliant Energy Corp.	135,479	8,042,033
	Ameren Corp.	144,378	11,846,215
	American Electric Power Co., Inc.	103,145	10,749,772
#	American States Water Co.	75,136	6,654,044
	American Water Works Co., Inc.	103,675	14,120,535
*	AquaVenture Holdings, Ltd.	80,952	2,185,704
	Artesian Resources Corp., Class A	19,448	733,579
	Atlantica Yield P.L.C.	253,558	7,283,454
	Atmos Energy Corp.	78,451	9,181,121
	Avangrid, Inc.	62,463	3,326,779
#	Avista Corp.	118,874	6,044,743
	Black Hills Corp.	122,951	10,208,622
#	California Water Service Group	118,596	6,233,406
	CenterPoint Energy, Inc.	285,605	7,562,820
	Chesapeake Utilities Corp.	42,078	4,048,324
	Clearway Energy, Inc., Class A	67,535	1,397,299
	Clearway Energy, Inc., Class C	141,181	2,988,802
	CMS Energy Corp.	161,721	11,079,506
	Consolidated Edison, Inc.	170,992	16,073,248
	Consolidated Water Co., Ltd.	38,226	654,047
	Dominion Energy, Inc.	166,180	14,249,935
	DTE Energy Co.	105,225	13,953,887
	Duke Energy Corp.	151,338	14,775,129
	Edison International	204,063	15,621,023
	El Paso Electric Co.	93,312	6,353,614
	Entergy Corp.	114,594	15,071,403
	Essential Utilities, Inc.	188,103	9,770,070
	Evergy, Inc.	239,854	17,307,865
	Eversource Energy	187,314	17,315,306
	Exelon Corp.	207,460	9,873,021
	FirstEnergy Corp.	307,473	15,616,554
#	Genie Energy, Ltd., Class B	61,685	445,983
	Hawaiian Electric Industries, Inc.	122,659	5,999,252
	IDACORP, Inc.	68,779	7,716,316
	MDU Resources Group, Inc.	366,024	10,837,971
	MGE Energy, Inc.	81,987	6,553,221
	Middlesex Water Co.	40,961	2,673,115
#	National Fuel Gas Co.	93,204	4,025,481
#	New Jersey Resources Corp.	176,687	7,300,707
	NextEra Energy, Inc.	102,149	27,396,362
	NiSource, Inc.	258,934	7,589,356

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	Northwest Natural Holding Co.	72,603	$5,327,608
	NorthWestern Corp.	114,232	8,792,437
	NRG Energy, Inc.	777,850	28,694,886
	OGE Energy Corp.	217,058	9,952,109
	ONE Gas, Inc.	84,597	7,994,416
#	Ormat Technologies, Inc.	137,949	10,933,838
	Otter Tail Corp.	101,455	5,433,930
	Pattern Energy Group, Inc., Class A	248,061	6,675,321
#*	PG&E Corp.	145,346	2,210,713
	Pinnacle West Capital Corp.	101,396	9,905,375
#	PNM Resources, Inc.	181,649	9,850,825
	Portland General Electric Co.	146,521	9,011,041
	PPL Corp.	408,152	14,771,021
	Public Service Enterprise Group, Inc.	170,885	10,116,392
*	Pure Cycle Corp.	50,834	660,334
	RGC Resources, Inc.	16,841	426,414
	Sempra Energy	59,184	9,507,318
	SJW Group	72,250	5,299,537
#	South Jersey Industries, Inc.	186,943	5,757,844
	Southern Co. (The)	218,051	15,350,790
	Southwest Gas Holdings, Inc.	73,783	5,571,354
#	Spark Energy, Inc., Class A	15,216	144,400
	Spire, Inc.	73,774	6,220,624
	TerraForm Power, Inc., Class A	83,905	1,517,841
	UGI Corp.	223,261	9,285,425
	Unitil Corp.	38,801	2,393,634
	Vistra Energy Corp.	774,449	17,440,591
	WEC Energy Group, Inc.	176,658	17,646,368
	Xcel Energy, Inc.	187,613	12,980,943
	York Water Co. (The)	31,798	1,505,953
TOTAL UTILITIES			641,474,706
TOTAL COMMON STOCKS			28,286,031,550
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	24,077	656,098
ENERGY — (0.0%)
*»	Enron TOPRS Escrow Shares	1,977	0
INDUSTRIALS — (0.0%)
	Air T Funding	336	8,430
TOTAL PREFERRED STOCKS			664,528
TOTAL INVESTMENT SECURITIES (Cost $17,604,027,004)			28,286,696,078

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	242,123,598	242,123,598
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	66,292,500	767,136,812
TOTAL INVESTMENTS — (100.0%)
(Cost $18,613,128,327)^^			$29,295,956,488

U.S. Core Equity 2 Portfolio
CONTINUED
As of January 31, 2020, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,425	03/20/20	$231,387,492	$229,710,000	$(1,677,492)
Total Futures Contracts			$231,387,492	$229,710,000	$(1,677,492)
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,119,851,630	—	—	$2,119,851,630
Consumer Discretionary	3,427,413,442	$9,637	—	3,427,423,079
Consumer Staples	1,599,966,472	—	—	1,599,966,472
Energy	1,247,934,281	—	—	1,247,934,281
Financials	4,573,266,760	311,770	—	4,573,578,530
Health Care	3,314,872,903	209,720	—	3,315,082,623
Industrials	3,884,750,349	—	—	3,884,750,349
Information Technology	6,222,863,303	7,541	—	6,222,870,844
Materials	1,159,447,026	—	—	1,159,447,026
Real Estate	93,652,010	—	—	93,652,010
Utilities	641,474,706	—	—	641,474,706
Preferred Stocks
Communication Services	656,098	—	—	656,098
Industrials	8,430	—	—	8,430
Temporary Cash Investments	242,123,598	—	—	242,123,598
Securities Lending Collateral	—	767,136,812	—	767,136,812
Futures Contracts**	(1,677,492)	—	—	(1,677,492)
TOTAL	$28,526,603,516	$767,675,480	—	$29,294,278,996
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.3%)
COMMUNICATION SERVICES — (6.3%)
	A.H. Belo Corp., Class A	29,006	$84,698
	Activision Blizzard, Inc.	35,792	2,093,116
*	Alaska Communications Systems Group, Inc.	68,897	140,550
*	Alphabet, Inc., Class A	10,540	15,101,501
*	Alphabet, Inc., Class C	11,067	15,872,623
*	Altice USA, Inc., Class A	51,668	1,413,636
#	AMC Entertainment Holdings, Inc., Class A	71,620	466,962
#*	AMC Networks, Inc., Class A	8,142	297,916
#*	ANGI Homeservices, Inc., Class A	15,392	123,598
#	Anterix, Inc.	3,737	173,621
	AT&T, Inc.	1,408,047	52,970,728
	ATN International, Inc.	28,678	1,659,596
#*	AutoWeb, Inc.	7,435	16,134
*	Ballantyne Strong, Inc.	17,594	60,787
	Beasley Broadcast Group, Inc., Class A	6,460	24,387
#*	Boingo Wireless, Inc.	60,773	683,089
	Cable One, Inc.	1,882	3,206,984
#*	Care.com, Inc.	35,016	524,190
*	Cars.com, Inc.	159,822	1,865,123
*	Central European Media Enterprises, Ltd., Class A	29,651	132,540
#	CenturyLink, Inc.	454,771	6,212,172
*	Charter Communications, Inc., Class A	22,828	11,812,577
#*	Cincinnati Bell, Inc.	52,853	724,615
#	Cinemark Holdings, Inc.	68,869	2,170,062
*	Clear Channel Outdoor Holdings, Inc.	16,585	45,277
	Cogent Communications Holdings, Inc.	22,981	1,630,042
	Comcast Corp., Class A	487,867	21,070,976
#*	comScore, Inc.	36,956	145,976
	Consolidated Communications Holdings, Inc.	120,356	581,319
*	Cumulus Media, Inc., Class A	800	11,200
#*	Daily Journal Corp.	563	154,825
*	DHI Group, Inc.	88,204	246,971
#*	Discovery, Inc., Class A	33,491	979,947
*	Discovery, Inc., Class B	1,000	36,010
*	Discovery, Inc., Class C	43,666	1,212,605
*	DISH Network Corp., Class A	78,103	2,871,066
*	Electronic Arts, Inc.	3,900	420,888
	Emerald Expositions Events, Inc.	34,025	354,881
*	Emmis Communications Corp., Class A	5,270	19,921
#	Entercom Communications Corp., Class A	159,855	634,624
	Entravision Communications Corp., Class A	143,481	318,528
	EW Scripps Co. (The), Class A	91,120	1,106,197
*	Facebook, Inc., Class A	24,508	4,948,410
	Fox Corp., Class A	28,500	1,056,780
*	Fox Corp., Class B	7,900	287,007
#*	Frontier Communications Corp.	38,959	21,494
#*	Gaia, Inc.	6,225	52,663
#	Gannett Co., Inc.	237,237	1,449,518
*	GCI Liberty, Inc., Class A	97,564	7,139,734
*	Glu Mobile, Inc.	148,793	877,879
*	Gray Television, Inc.	150,454	3,051,207
*	Gray Television, Inc., Class A	2,300	44,275
*	Harte-Hanks, Inc.	9,814	35,036
*	Hemisphere Media Group, Inc.	17,432	234,286

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	IAC/InterActiveCorp	5,564	$1,355,335
*	IDT Corp., Class B	74,601	563,984
*	IMAX Corp.	75,788	1,253,534
#*	Intelsat SA	26,319	89,748
	Interpublic Group of Cos., Inc. (The)	101,341	2,300,441
*	Iridium Communications, Inc.	116,034	2,964,669
	John Wiley & Sons, Inc., Class A	38,080	1,661,050
	John Wiley & Sons, Inc., Class B	2,087	90,513
*	Liberty Broadband Corp.	234	31,099
*	Liberty Broadband Corp., Class A	4,170	548,730
*	Liberty Broadband Corp., Class C	23,844	3,169,583
*	Liberty Latin America, Ltd., Class A	9,861	164,481
#*	Liberty Latin America, Ltd., Class C	19,090	321,666
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	227,419
*	Liberty Media Corp.-Liberty Braves, Class B	93	3,209
*	Liberty Media Corp.-Liberty Braves, Class C	17,372	506,394
#*	Liberty Media Corp.-Liberty Formula One, Class A	14,396	641,342
*	Liberty Media Corp.-Liberty Formula One, Class C	46,584	2,179,665
*	Liberty Media Corp.-Liberty SiriusXM, Class A	38,509	1,870,382
*	Liberty Media Corp.-Liberty SiriusXM, Class B	936	46,131
*	Liberty Media Corp.-Liberty SiriusXM, Class C	80,719	3,956,845
*	Liberty TripAdvisor Holdings, Inc., Class A	102,241	602,199
*	Liberty TripAdvisor Holdings, Inc., Class B	436	3,200
*	Lions Gate Entertainment Corp., Class A	73,224	727,114
*	Lions Gate Entertainment Corp., Class B	43,712	407,833
#*	Live Nation Entertainment, Inc.	37,233	2,537,801
*	Loral Space & Communications, Inc.	1,200	38,604
*	Madison Square Garden Co. (The), Class A	15,339	4,543,258
*	Marchex, Inc., Class B	61,549	209,882
	Marcus Corp. (The)	27,011	787,371
#*	Meet Group, Inc. (The)	90,390	481,779
#	Meredith Corp.	56,691	1,703,565
#*	MSG Networks, Inc., Class A	34,736	528,335
	National CineMedia, Inc.	29,421	217,127
#	New York Times Co. (The), Class A	95,773	3,065,694
	News Corp., Class A	224,542	3,058,262
	News Corp., Class B	73,328	1,024,392
#	Nexstar Media Group, Inc., Class A	61,443	7,443,819
#	Omnicom Group, Inc.	20,779	1,564,866
*	ORBCOMM, Inc.	121,520	436,257
#*	QuinStreet, Inc.	53,347	691,110
*	Reading International, Inc., Class A	30,798	314,140
	Salem Media Group, Inc.	45,744	63,127
	Scholastic Corp.	52,747	1,738,014
#	Shenandoah Telecommunications Co.	92,702	3,740,526
	Sinclair Broadcast Group, Inc., Class A	50,498	1,510,900
#	Sirius XM Holdings, Inc.	124,278	878,645
#*	Snap, Inc., Class A	15,282	280,883
	Spok Holdings, Inc.	38,274	406,470
#*	Sprint Corp.	293,495	1,282,573
*	Take-Two Interactive Software, Inc.	16,882	2,104,172
*	TechTarget, Inc.	21,822	554,061
	TEGNA, Inc.	393,842	6,655,930
	Telephone & Data Systems, Inc.	179,880	4,079,678
*	T-Mobile US, Inc.	55,466	4,392,353
	Townsquare Media, Inc., Class A	18,419	177,743
*	Travelzoo	15,049	152,747
	Tribune Publishing Co.	13,672	171,720
	TripAdvisor, Inc.	14,450	394,774

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	TrueCar Inc.	80,361	$297,336
*	Twitter, Inc.	30,984	1,006,360
*	United States Cellular Corp.	33,645	1,077,313
*	Urban One, Inc.	64,777	121,781
	Verizon Communications, Inc.	276,980	16,463,691
#	ViacomCBS, Inc., Class A	3,778	143,488
	ViacomCBS, Inc., Class B	83,832	2,861,186
*	Vonage Holdings Corp.	263,850	2,340,349
	Walt Disney Co. (The)	93,781	12,970,850
#	World Wrestling Entertainment, Inc., Class A	3,900	190,632
*	Yelp, Inc.	25,948	845,905
*	Zayo Group Holdings, Inc.	18,594	646,141
*	Zedge, Inc., Class B	12,737	21,653
#*	Zillow Group, Inc., Class A	16,263	751,351
#*	Zillow Group, Inc., Class C	35,238	1,628,348
*	Zynga, Inc., Class A	721,373	4,342,665
TOTAL COMMUNICATION SERVICES			297,496,940
CONSUMER DISCRETIONARY — (10.6%)
*	1-800-Flowers.com, Inc., Class A	70,712	1,074,115
	Aaron's, Inc.	75,103	4,458,114
#	Abercrombie & Fitch Co., Class A	89,683	1,467,214
	Acushnet Holdings Corp.	79,651	2,466,791
*	Adient P.L.C.	18,024	463,397
*	Adtalem Global Education, Inc.	75,529	2,606,506
	Advance Auto Parts, Inc.	6,742	888,258
	AMCON Distributing Co.	438	34,074
*	American Axle & Manufacturing Holdings, Inc.	298,388	2,757,105
#	American Eagle Outfitters, Inc.	294,548	4,241,491
*	American Outdoor Brands Corp.	128,454	1,210,037
*	American Public Education, Inc.	18,666	444,811
*	America's Car-Mart, Inc.	15,372	1,687,538
	Aptiv P.L.C.	6,075	515,099
	Aramark	71,861	3,171,945
	Ark Restaurants Corp.	3,403	74,219
#*	Asbury Automotive Group, Inc.	39,119	3,773,028
#*	Ascena Retail Group, Inc.	16,258	71,535
#*	At Home Group, Inc.	68,594	388,242
#	Autoliv, Inc.	19,018	1,457,349
*	AutoNation, Inc.	78,048	3,312,357
*	Barnes & Noble Education, Inc.	74,881	257,591
	Bassett Furniture Industries, Inc.	11,687	142,932
*	BBQ Holdings, Inc.	8,136	33,520
	BBX Capital Corp.	69,433	269,400
*	Beazer Homes USA, Inc.	47,468	652,685
#	Bed Bath & Beyond, Inc.	196,138	2,794,966
	Best Buy Co., Inc.	50,959	4,315,718
#	Big 5 Sporting Goods Corp.	107,230	399,968
	Big Lots, Inc.	37,944	1,026,765
*	Biglari Holdings, Inc., Class A	269	169,336
*	Biglari Holdings, Inc., Class B	2,695	292,354
	BJ's Restaurants, Inc.	41,898	1,666,702
	Bloomin' Brands, Inc.	77,475	1,609,156
*	Boot Barn Holdings, Inc.	47,452	1,991,560
	BorgWarner, Inc.	91,141	3,125,225
	Bowl America, Inc., Class A	2,839	42,897
#	Boyd Gaming Corp.	57,508	1,716,614
*	Bright Horizons Family Solutions, Inc.	16,294	2,667,817
#	Brinker International, Inc.	12,255	523,166

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Brunswick Corp.	61,906	$3,890,792
#	Buckle, Inc. (The)	9,525	232,505
#*	Build-A-Bear Workshop, Inc.	34,916	145,949
*	Burlington Stores, Inc.	8,429	1,833,055
#*	Caesars Entertainment Corp.	23,822	325,647
#	Caleres, Inc.	72,972	1,280,659
	Callaway Golf Co.	159,564	3,417,861
*	Capri Holdings, Ltd.	4,316	129,307
#*	CarMax, Inc.	26,562	2,577,576
	Carnival Corp.	59,286	2,580,720
	Carriage Services, Inc.	35,253	834,439
#*	Carrols Restaurant Group, Inc.	69,724	316,547
#	Carter's, Inc.	20,090	2,130,946
#*	Carvana Co.	2,289	181,403
	Cato Corp. (The), Class A	38,602	619,176
*	Cavco Industries, Inc.	10,565	2,366,771
*	Century Casinos, Inc.	4,432	36,919
*	Century Communities, Inc.	43,469	1,289,725
#	Cheesecake Factory, Inc. (The)	79,288	3,044,659
#*	Chegg, Inc.	7,692	317,141
	Chico's FAS, Inc.	332,993	1,295,343
#	Children's Place, Inc. (The)	25,089	1,497,061
*	Chipotle Mexican Grill, Inc.	1,644	1,424,953
#	Choice Hotels International, Inc.	8,184	820,037
	Churchill Downs, Inc.	2,565	370,335
*	Chuy's Holdings, Inc.	25,347	622,269
	Citi Trends, Inc.	29,124	678,298
	Clarus Corp.	42,250	558,334
	Collectors Universe, Inc.	4,977	122,235
#	Columbia Sportswear Co.	32,436	3,046,389
#*	Conn's, Inc.	40,148	351,696
#*	Container Store Group, Inc. (The)	9,288	37,524
	Cooper Tire & Rubber Co.	139,166	3,686,507
*	Cooper-Standard Holdings, Inc.	23,957	635,340
	Core-Mark Holding Co., Inc.	62,782	1,471,610
	Cracker Barrel Old Country Store, Inc.	8,139	1,244,697
*	Crocs, Inc.	98,277	3,725,681
	Crown Crafts, Inc.	2,196	13,945
	CSS Industries, Inc.	2,096	19,598
	Culp, Inc.	23,483	296,590
	Dana, Inc.	142,450	2,195,154
	Darden Restaurants, Inc.	24,521	2,854,980
#	Dave & Buster's Entertainment, Inc.	40,741	1,799,123
#*	DavidsTea, Inc.	12,635	18,194
*	Deckers Outdoor Corp.	10,226	1,952,246
*	Del Taco Restaurants, Inc.	115,224	868,789
*	Delphi Technologies P.L.C.	35,956	551,565
*	Delta Apparel, Inc.	12,387	310,666
*	Denny's Corp.	29,926	612,585
#	Designer Brands, Inc., Class A	92,314	1,314,551
*	Destination XL Group, Inc.	74,081	82,230
#	Dick's Sporting Goods, Inc.	88,398	3,909,844
#	Dillard's, Inc., Class A	48,914	2,970,058
#	Dine Brands Global, Inc.	14,022	1,195,375
*	Dixie Group, Inc. (The)	9,314	13,040
	Dollar General Corp.	23,872	3,662,204
*	Dollar Tree, Inc.	32,168	2,800,868
	Domino's Pizza, Inc.	7,400	2,084,950
#*	Dorman Products, Inc.	50,202	3,504,100

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	DR Horton, Inc.	90,280	$5,344,576
#*	Drive Shack, Inc.	76,782	290,236
	Dunkin' Brands Group, Inc.	17,333	1,353,534
	eBay, Inc.	38,237	1,283,234
	Educational Development Corp.	6,574	37,472
#*	El Pollo Loco Holdings, Inc.	35,651	491,271
#*	Eldorado Resorts, Inc.	28,545	1,706,420
*	Emerson Radio Corp.	22,180	18,853
	Escalade, Inc.	19,402	170,738
	Ethan Allen Interiors, Inc.	77,079	1,244,826
*	Etsy, Inc.	4,577	223,403
	Expedia Group, Inc.	33,646	3,648,909
#*	Express, Inc.	94,809	380,184
	Extended Stay America, Inc.	132,740	1,715,001
*	Fiesta Restaurant Group, Inc.	55,218	548,315
*	Five Below, Inc.	17,117	1,937,987
	Flanigan's Enterprises, Inc.	300	6,360
	Flexsteel Industries, Inc.	9,611	157,620
#*	Floor & Decor Holdings, Inc., Class A	4,580	225,840
	Foot Locker, Inc.	59,843	2,272,239
	Ford Motor Co.	745,906	6,578,891
#*	Fossil Group, Inc.	59,051	397,413
#*	Fox Factory Holding Corp.	32,010	2,106,898
*	frontdoor, Inc.	17,385	740,253
*	Full House Resorts, Inc.	19,188	62,169
#	GameStop Corp., Class A	208,806	801,815
#	Gap, Inc. (The)	113,961	1,984,061
	Garmin, Ltd.	22,692	2,199,989
*	Garrett Motion, Inc.	2,292	19,299
	General Motors Co.	312,543	10,435,811
*	Genesco, Inc.	21,225	834,567
	Gentex Corp.	187,260	5,574,730
*	Gentherm, Inc.	58,163	2,681,896
	Genuine Parts Co.	18,852	1,763,982
*	G-III Apparel Group, Ltd.	90,099	2,451,594
	Goodyear Tire & Rubber Co. (The)	252,995	3,321,824
	Graham Holdings Co., Class B	6,006	3,298,615
#*	Grand Canyon Education, Inc.	29,753	2,329,065
*	Green Brick Partners, Inc.	22,902	265,434
	Group 1 Automotive, Inc.	41,805	4,212,690
*	Groupon, Inc.	30,180	86,918
#*	GrubHub, Inc.	18,325	992,299
	Guess?, Inc.	118,686	2,526,825
#	H&R Block, Inc.	20,493	475,438
*	Habit Restaurants, Inc. (The), Class A	36,394	506,241
	Hamilton Beach Brands Holding Co., Class A	19,518	308,384
#	Hanesbrands, Inc.	54,785	753,842
#	Harley-Davidson, Inc.	78,203	2,611,980
	Hasbro, Inc.	9,400	957,578
#	Haverty Furniture Cos., Inc.	35,647	717,574
	Haverty Furniture Cos., Inc., Class A	1,796	36,162
*	Helen of Troy, Ltd.	28,464	5,381,119
#*	Hibbett Sports, Inc.	53,649	1,329,422
*	Hilton Grand Vacations, Inc.	52,946	1,689,507
	Hooker Furniture Corp.	21,540	530,746
*	Horizon Global Corp.	31,212	105,184
*	Houghton Mifflin Harcourt Co.	203,079	1,120,996
*	Hudson, Ltd., Class A	9,080	99,608
#	Hyatt Hotels Corp., Class A	15,524	1,312,399

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Installed Building Products, Inc.	14,863	$1,101,794
#	International Game Technology P.L.C.	102,105	1,377,396
#*	iRobot Corp.	10,474	492,802
*	J Alexander's Holdings, Inc.	13,620	130,480
#	J. Jill, Inc.	17,269	20,550
#	Jack in the Box, Inc.	6,082	497,204
#*	JAKKS Pacific, Inc.	74,455	75,944
#*	JC Penney Co., Inc.	120,700	89,922
	Johnson Outdoors, Inc., Class A	15,583	1,224,824
*	K12, Inc.	76,964	1,242,199
	KB Home	83,390	3,131,294
#*	Kirkland's, Inc.	16,417	18,880
	Kohl's Corp.	114,994	4,915,993
#*	Kontoor Brands, Inc.	1,864	71,093
*	Koss Corp.	4,404	6,474
#	L Brands, Inc.	12,813	296,749
*	Lakeland Industries, Inc.	7,500	104,550
#*	Lands' End, Inc.	8,485	98,850
*	Laureate Education, Inc., Class A	17,722	369,326
	La-Z-Boy, Inc.	76,119	2,332,286
#	LCI Industries	33,919	3,662,234
*	Leaf Group, Ltd.	39,808	138,930
#	Lear Corp.	24,494	3,017,171
#	Leggett & Platt, Inc.	29,330	1,395,815
	Lennar Corp., Class A	118,983	7,895,712
	Lennar Corp., Class B	10,683	560,964
#*	LGI Homes, Inc.	28,546	2,276,258
#*	Libbey, Inc.	47,045	62,570
	Lifetime Brands, Inc.	21,546	145,866
*	Lincoln Educational Services Corp.	12,212	28,820
*	Lindblad Expeditions Holdings, Inc.	5,561	91,701
*	Liquidity Services, Inc.	47,322	251,753
#	Lithia Motors, Inc., Class A	40,814	5,536,011
*	LKQ Corp.	71,099	2,323,871
*	Luby's, Inc.	152,905	370,030
*	Lululemon Athletica, Inc.	10,200	2,441,778
*	M/I Homes, Inc.	42,211	1,873,746
#	Macy's, Inc.	427,375	6,816,631
*	Malibu Boats, Inc., Class A	20,083	879,435
	Marine Products Corp.	15,913	222,782
*	MarineMax, Inc.	52,012	1,036,599
	Marriott Vacations Worldwide Corp.	56,552	6,799,812
*	MasterCraft Boat Holdings, Inc.	28,215	495,738
#*	Mattel, Inc.	35,692	522,174
	McDonald's Corp.	2,590	554,182
	MDC Holdings, Inc.	113,226	4,771,344
»	Media General, Inc.	38,825	3,669
*	Meritage Homes Corp.	87,210	6,188,422
	MGM Resorts International	101,816	3,162,405
#*	Michaels Cos., Inc. (The)	20,089	99,039
*	Modine Manufacturing Co.	79,875	561,521
*	Mohawk Industries, Inc.	25,860	3,405,245
*	Monarch Casino & Resort, Inc.	5,624	301,896
#*	Monitronics International, Inc.	1,498	13,482
#	Monro, Inc.	54,014	3,386,678
*	Motorcar Parts of America, Inc.	24,973	495,964
	Movado Group, Inc.	21,143	364,082
*	Murphy USA, Inc.	63,703	6,508,536
	Nathan's Famous, Inc.	4,306	284,196

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	National Vision Holdings, Inc.	45,424	$1,549,867
*	Nautilus, Inc.	52,009	165,389
*	New Home Co., Inc. (The)	34,700	181,134
	Newell Brands, Inc.	115,232	2,250,481
	Nobility Homes, Inc.	1,284	30,559
#	Nordstrom, Inc.	17,604	648,883
*	Norwegian Cruise Line Holdings, Ltd.	70,175	3,778,924
*	NVR, Inc.	770	2,939,067
	Office Depot, Inc.	850,276	1,887,613
#*	Ollie's Bargain Outlet Holdings, Inc.	26,800	1,421,472
#	Oxford Industries, Inc.	27,032	1,876,021
	P&F Industries, Inc., Class A	2,014	14,098
#	Papa John's International, Inc.	7,165	464,149
#*	Party City Holdco, Inc.	35,514	102,280
*	Penn National Gaming, Inc.	54,526	1,626,511
#	Penske Automotive Group, Inc.	101,131	4,750,123
*	Perdoceo Education Corp.	114,566	2,036,983
#	PetMed Express, Inc.	15,853	399,654
#*	Pier 1 Imports, Inc.	6,599	20,721
*	Planet Fitness, Inc., Class A	19,044	1,538,565
#*	Playa Hotels & Resorts NV	86,878	609,884
	Polaris, Inc.	9,939	912,798
	Pool Corp.	11,818	2,591,687
*	Potbelly Corp.	35,212	151,764
	PulteGroup, Inc.	98,027	4,376,906
	PVH Corp.	40,828	3,558,977
*	QEP Co., Inc.	1,500	24,863
*	Quotient Technology Inc.	69,504	699,905
*	Qurate Retail Group, Inc., Class B	131	1,120
*	Qurate Retail, Inc.	132,620	1,131,249
	Ralph Lauren Corp.	9,892	1,122,742
	RCI Hospitality Holdings, Inc.	20,006	354,706
*	Red Lion Hotels Corp.	31,299	86,385
#*	Red Robin Gourmet Burgers, Inc.	39,500	1,298,365
	Red Rock Resorts, Inc., Class A	3,000	73,530
*	Regis Corp.	76,181	1,182,329
	Rent-A-Center, Inc.	51,314	1,494,777
#*	RH	10,556	2,203,565
	Rocky Brands, Inc.	9,423	255,740
	Royal Caribbean Cruises, Ltd.	19,307	2,260,464
*	RTW RetailWinds, Inc.	103,464	40,817
*	Rubicon Project, Inc. (The)	69,201	647,721
	Ruth's Hospitality Group, Inc.	46,325	949,662
#*	Sally Beauty Holdings, Inc.	17,750	272,463
#*	Scientific Games Corp., Class A	24,010	596,408
*	SeaWorld Entertainment, Inc.	48,406	1,668,071
*	Select Interior Concepts, Inc., Class A	1,700	14,042
	Service Corp. International	46,837	2,245,834
*	ServiceMaster Global Holdings, Inc.	34,770	1,253,458
#*	Shake Shack, Inc., Class A	11,445	771,965
*	Shiloh Industries, Inc.	34,438	116,745
#	Shoe Carnival, Inc.	25,961	930,961
*	Shutterstock, Inc.	15,749	682,404
#	Signet Jewelers, Ltd.	130,298	3,167,544
	Six Flags Entertainment Corp.	16,495	628,954
*	Skechers U.S.A., Inc., Class A	113,986	4,261,937
*	Skyline Champion Corp.	77,900	2,239,625
*	Sleep Number Corp.	34,062	1,757,259
#	Sonic Automotive, Inc., Class A	91,720	2,901,104

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Sportsman's Warehouse Holdings, Inc.	30,710	$199,001
#	Stage Stores, Inc.	88,381	98,987
*	Stamps.com, Inc.	17,976	1,339,032
	Standard Motor Products, Inc.	38,561	1,873,293
#	Steven Madden, Ltd.	80,817	3,116,304
*	Stoneridge, Inc.	61,626	1,716,900
	Strategic Education, Inc.	27,855	4,520,588
	Strattec Security Corp.	5,659	124,470
	Superior Group of Cos, Inc.	22,099	254,801
	Superior Industries International, Inc.	39,951	127,843
#*	Sypris Solutions, Inc.	17,625	16,761
#	Tailored Brands, Inc.	13,292	52,902
*	Tandy Leather Factory, Inc.	17,438	97,304
	Tapestry, Inc.	31,326	807,271
	Target Corp.	52,314	5,793,252
*	Taylor Morrison Home Corp.	98,038	2,537,223
*	Tempur Sealy International, Inc.	13,378	1,225,692
#	Tenneco, Inc., Class A	62,285	589,839
*	Tesla, Inc.	502	326,586
#	Texas Roadhouse, Inc.	39,134	2,445,875
#	Thor Industries, Inc.	22,804	1,836,178
	Tiffany & Co.	15,364	2,059,083
	Tilly's, Inc., Class A	35,647	303,000
	Toll Brothers, Inc.	113,902	5,052,693
*	TopBuild Corp.	46,417	5,315,211
#*	Town Sports International Holdings, Inc.	12,510	26,271
	Tractor Supply Co.	17,500	1,626,625
*	Trans World Entertainment Corp.	2,523	8,730
*	TravelCenters of America, Inc.	13,436	226,262
*	TRI Pointe Group, Inc.	286,724	4,662,132
#*	Tuesday Morning Corp.	69,307	88,713
	Tupperware Brands Corp.	14,894	93,236
#*	Turtle Beach Corp.	2,487	20,045
*	Ulta Salon Cosmetics & Fragrance, Inc.	10,973	2,939,776
#*	Under Armour, Inc., Class A	16,694	336,885
*	Under Armour, Inc., Class C	23,767	426,855
*	Unifi, Inc.	28,980	623,650
	Unique Fabricating, Inc.	4,543	18,401
*	Universal Electronics, Inc.	18,436	913,135
*	Universal Technical Institute, Inc.	46,784	359,769
#*	Urban Outfitters, Inc.	191,251	4,896,026
#	Vail Resorts, Inc.	5,219	1,223,908
#*	Veoneer, Inc.	10,674	139,082
*	Vera Bradley, Inc.	57,946	555,123
	VF Corp.	13,052	1,082,924
#*	Vince Holding Corp.	1,700	25,109
*	Vista Outdoor, Inc.	93,873	697,476
#*	Visteon Corp.	24,210	1,932,200
*	VOXX International Corp.	43,628	187,600
#*	Wayfair, Inc., Class A	300	28,110
	Wendy's Co. (The)	97,555	2,114,017
	Weyco Group, Inc.	11,380	257,757
#	Whirlpool Corp.	22,837	3,338,084
#*	William Lyon Homes, Class A	41,992	973,794
#	Williams-Sonoma, Inc.	58,704	4,113,976
	Wingstop, Inc.	12,474	1,157,213
	Winmark Corp.	3,672	730,618
#	Winnebago Industries, Inc.	58,248	3,189,660
	Wolverine World Wide, Inc.	104,514	3,299,507

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	WW International, Inc	6,975	$230,036
	Wyndham Destinations, Inc.	18,662	905,667
	Wyndham Hotels & Resorts, Inc.	29,440	1,683,085
	Wynn Resorts, Ltd.	5,929	748,003
#*	ZAGG, Inc.	64,087	484,498
*	Zovio, Inc.	59,551	94,686
*	Zumiez, Inc.	45,269	1,411,035
TOTAL CONSUMER DISCRETIONARY			502,559,258
CONSUMER STAPLES — (3.7%)
	Alico, Inc.	10,214	367,602
	Altria Group, Inc.	17,674	840,045
	Andersons, Inc. (The)	46,219	1,045,474
	Archer-Daniels-Midland Co.	128,296	5,742,529
#	B&G Foods, Inc.	107,792	1,731,140
#*	Boston Beer Co., Inc. (The), Class A	5,703	2,032,435
*	Bridgford Foods Corp.	4,114	78,413
	Bunge, Ltd.	98,526	5,165,718
#	Calavo Growers, Inc.	11,046	846,234
#	Cal-Maine Foods, Inc.	51,948	1,854,024
#	Campbell Soup Co.	13,919	673,540
	Casey's General Stores, Inc.	17,684	2,844,648
#*	Central Garden & Pet Co.	20,939	674,445
*	Central Garden & Pet Co., Class A	59,862	1,793,466
#*	Chefs' Warehouse, Inc. (The)	41,680	1,517,152
	Church & Dwight Co., Inc.	20,030	1,486,627
	Coca-Cola Consolidated, Inc.	8,611	2,331,945
*	Coffee Holding Co., Inc.	1,900	7,714
	Conagra Brands, Inc.	39,698	1,306,858
	Constellation Brands, Inc., Class A	9,086	1,710,894
	Constellation Brands, Inc., Class B	1,214	230,077
	Costco Wholesale Corp.	12,989	3,968,399
	Coty, Inc., Class A	315,206	3,234,014
*	Craft Brew Alliance, Inc.	50,166	822,722
*	Darling Ingredients, Inc.	223,101	6,052,730
#*	Dean Foods Co.	140,983	42,154
*	Edgewell Personal Care Co.	76,503	1,975,307
*	Farmer Brothers Co.	44,399	531,900
#	Flowers Foods, Inc.	126,752	2,728,971
#	Fresh Del Monte Produce, Inc.	85,147	2,671,913
	General Mills, Inc.	16,200	845,964
#*	Hain Celestial Group, Inc. (The)	17,672	427,839
#*	Herbalife Nutrition, Ltd.	24,490	951,437
#	Hormel Foods Corp.	45,106	2,131,710
*	Hostess Brands, Inc.	141,962	1,905,130
	Ingles Markets, Inc., Class A	24,913	1,038,623
	Ingredion, Inc.	28,717	2,527,096
	Inter Parfums, Inc.	39,388	2,722,105
#	J&J Snack Foods Corp.	17,267	2,863,559
	JM Smucker Co. (The)	34,957	3,621,895
	John B. Sanfilippo & Son, Inc.	14,738	1,242,413
	Kellogg Co.	12,152	828,888
#	Keurig Dr Pepper, Inc.	22,142	631,711
	Kraft Heinz Co. (The)	60,931	1,779,185
	Kroger Co. (The)	77,932	2,093,254
	Lamb Weston Holdings, Inc.	5,072	463,124
	Lancaster Colony Corp.	8,895	1,375,612
*	Landec Corp.	52,000	582,400
*	Lifevantage Corp.	2,000	32,760

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Lifeway Foods, Inc.	10,375	$23,344
	Limoneira Co.	22,817	445,388
	Mannatech, Inc.	2,569	40,821
	McCormick & Co., Inc.	1,064	174,475
#	McCormick & Co., Inc. Non-Voting	11,755	1,920,414
	Medifast, Inc.	18,619	1,799,154
#	MGP Ingredients, Inc.	23,542	801,841
	Molson Coors Beverage Co., Class B	67,895	3,773,604
	Molson Coors Brewing Co., Class A	534	32,646
	Mondelez International, Inc., Class A	87,238	5,005,716
*	Monster Beverage Corp.	7,200	479,520
#*	National Beverage Corp.	8,382	359,672
*	Natura & Co. Holding SA, ADR	33,514	733,286
*	Natural Alternatives International, Inc.	8,015	65,563
	Natural Grocers by Vitamin Cottage, Inc.	21,956	198,702
#	Natural Health Trends Corp.	995	3,582
*	Nature's Sunshine Products, Inc.	20,833	199,163
	Nu Skin Enterprises, Inc., Class A	31,455	1,025,118
	Oil-Dri Corp. of America	7,273	257,464
*	Performance Food Group Co.	57,521	2,979,013
	Philip Morris International, Inc.	34,225	2,830,408
*	Pilgrim's Pride Corp.	45,815	1,193,481
*	Post Holdings, Inc.	67,110	7,017,693
	PriceSmart, Inc.	41,050	2,514,723
#*	Primo Water Corp.	13,032	196,392
	Procter & Gamble Co. (The)	116,144	14,473,865
#*	Pyxus International, Inc.	13,882	95,092
#*	Revlon, Inc., Class A	9,621	205,601
#*	Rite Aid Corp.	3,815	45,589
	Rocky Mountain Chocolate Factory, Inc.	5,450	45,235
*	S&W Seed Co.	14,868	31,966
	Sanderson Farms, Inc.	32,665	4,497,644
	Seaboard Corp.	535	2,062,751
*	Seneca Foods Corp., Class A	13,520	534,716
*	Seneca Foods Corp., Class B	1,251	48,670
*	Simply Good Foods Co. (The)	74,455	1,710,231
	SpartanNash Co.	57,409	699,242
	Spectrum Brands Holdings, Inc.	25,108	1,541,882
*	Sprouts Farmers Market, Inc.	64,713	1,011,464
*	Tofutti Brands, Inc.	799	1,446
#	Tootsie Roll Industries, Inc.	22,342	762,086
*	TreeHouse Foods, Inc.	98,669	4,400,637
#	Turning Point Brands, Inc.	539	12,311
	Tyson Foods, Inc., Class A	47,445	3,920,380
#*	United Natural Foods, Inc.	85,401	614,887
	United-Guardian, Inc.	1,872	31,450
	Universal Corp.	44,566	2,368,683
*	US Foods Holding Corp.	67,152	2,697,496
*	USANA Health Sciences, Inc.	19,931	1,229,743
#	Vector Group, Ltd.	33,478	439,901
*	Veru, Inc.	14,000	49,000
#	Village Super Market, Inc., Class A	10,832	241,120
	Walgreens Boots Alliance, Inc.	79,900	4,062,915
	Walmart, Inc.	76,857	8,799,358
#	WD-40 Co.	7,242	1,352,950
#	Weis Markets, Inc.	37,487	1,375,398
TOTAL CONSUMER STAPLES			177,808,687

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (5.0%)
*	Abraxas Petroleum Corp.	116,882	$26,766
	Adams Resources & Energy, Inc.	5,276	186,559
	Amplify Energy Corp.	4,800	25,872
#*	Antero Resources Corp.	131,175	242,674
	Apache Corp.	105,733	2,901,314
*	Apergy Corp.	65,882	1,703,709
#	Arch Coal, Inc., Class A	38,773	1,997,973
	Archrock, Inc.	183,170	1,529,469
*	Ardmore Shipping Corp.	11,393	70,067
*	Aspen Aerogels, Inc.	32,024	264,838
	Baker Hughes Co.	70,295	1,522,590
#*	Basic Energy Services, Inc.	39,876	9,738
	Berry Petroleum Corp.	25,575	175,189
#*	Bonanza Creek Energy, Inc.	36,840	670,120
	Cabot Oil & Gas Corp.	54,997	774,908
	Cactus, Inc., Class A	3,676	105,942
#*	California Resources Corp.	24,490	179,757
#*	Callon Petroleum Co.	918,741	2,756,223
*	Centennial Resource Development, Inc., Class A	137,519	448,312
*	Cheniere Energy, Inc.	10,173	602,649
#*	Chesapeake Energy Corp.	622,071	318,376
	Chevron Corp.	234,556	25,130,330
	Cimarex Energy Co.	30,501	1,338,689
*	Clean Energy Fuels Corp.	209,382	481,579
#*	CNX Resources Corp.	255,875	1,849,976
	Concho Resources, Inc.	64,803	4,910,771
	ConocoPhillips	92,179	5,478,198
#*	CONSOL Energy, Inc.	34,779	282,753
#*	Contango Oil & Gas Co.	118,476	463,241
	Continental Resources, Inc.	24,057	654,832
#	Core Laboratories NV	9,108	319,964
#	CVR Energy, Inc.	49,655	1,718,560
*	Dawson Geophysical Co.	56,799	136,318
#	Delek US Holdings, Inc.	138,506	3,803,375
#*	Denbury Resources, Inc.	756,391	745,045
	Devon Energy Corp.	66,392	1,442,034
	DHT Holdings, Inc.	283,715	1,597,315
#*	Diamond Offshore Drilling, Inc.	182,683	845,822
	Diamondback Energy, Inc.	35,569	2,646,334
#	DMC Global, Inc.	22,503	941,300
*	Dorian LPG, Ltd.	38,466	504,674
*	Dril-Quip, Inc.	79,155	3,237,439
#*	Earthstone Energy, Inc., Class A	16,216	81,080
#	EnLink Midstream LLC	130,369	655,756
	EOG Resources, Inc.	37,354	2,723,480
#	EQT Corp.	40,584	245,533
#	Equitrans Midstream Corp.	32,467	313,956
*	Era Group, Inc.	30,538	303,548
	Evolution Petroleum Corp.	40,771	205,486
*	Exterran Corp.	52,353	282,706
#*	Extraction Oil & Gas, Inc.	160,165	227,434
	Exxon Mobil Corp.	466,524	28,980,471
*	Forum Energy Technologies, Inc.	182,451	193,398
*	Frank's International NV	184,259	644,906
	GasLog, Ltd.	86,503	560,539
*	Geospace Technologies Corp.	14,980	200,882
#*	Goodrich Petroleum Corp.	10,368	69,569
#	Green Plains, Inc.	54,537	680,076
*	Gulf Island Fabrication, Inc.	24,581	125,363

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Gulfport Energy Corp.	375,612	$582,199
	Hallador Energy Co.	44,102	73,209
	Halliburton Co.	28,334	617,965
*	Helix Energy Solutions Group, Inc.	207,198	1,728,031
	Helmerich & Payne, Inc.	56,760	2,301,618
	Hess Corp.	64,841	3,668,055
#*	HighPoint Resources Corp.	84,958	98,551
	HollyFrontier Corp.	169,076	7,594,894
*	Independence Contract Drilling, Inc.	2,791	1,960
*	International Seaways, Inc.	25,592	569,678
*	ION Geophysical Corp.	23,900	136,947
	Kinder Morgan, Inc.	156,135	3,258,537
#*	KLX Energy Services Holdings, Inc.	35,115	141,865
	Kosmos Energy, Ltd.	474,522	2,424,807
*	Laredo Petroleum, Inc.	427,684	735,616
#	Liberty Oilfield Services, Inc., Class A	24,645	208,990
*	Lonestar Resources US, Inc., Class A	62,810	114,314
#	Mammoth Energy Services, Inc.	20,838	29,590
	Marathon Oil Corp.	326,661	3,714,136
	Marathon Petroleum Corp.	111,784	6,092,228
#*	Matador Resources Co.	174,296	2,556,922
*	Matrix Service Co.	43,835	881,960
*	Mitcham Industries, Inc.	31,666	89,931
#*	Montage Resources Corp.	9,192	33,551
#	Murphy Oil Corp.	203,591	4,267,267
#	Nabors Industries, Ltd.	1,035,552	2,143,593
	NACCO Industries, Inc., Class A	9,759	460,039
	National Oilwell Varco, Inc.	122,512	2,524,972
*	Natural Gas Services Group, Inc.	24,515	257,898
#*	NCS Multistage Holdings, Inc.	13,479	20,623
*	Newpark Resources, Inc.	165,215	826,075
*	NexTier Oilfield Solutions, Inc.	194,226	1,000,264
#*	Noble Corp. P.L.C.	165,560	133,739
	Noble Energy, Inc.	89,134	1,762,179
#*	Northern Oil and Gas, Inc.	87,566	145,360
#*	Oasis Petroleum, Inc.	694,913	1,563,554
	Occidental Petroleum Corp.	66,322	2,634,310
*	Oceaneering International, Inc.	138,715	1,721,453
*	Oil States International, Inc.	149,544	1,612,084
	ONEOK, Inc.	18,514	1,386,143
#*	Pacific Drilling SA	1,600	2,944
#*	Pacific Ethanol, Inc.	45,060	29,235
	Panhandle Oil and Gas, Inc., Class A	27,323	197,545
*	Par Pacific Holdings, Inc.	67,216	1,352,386
#	Parsley Energy, Inc., Class A	241,078	4,011,538
	Patterson-UTI Energy, Inc.	277,927	2,206,740
	PBF Energy, Inc., Class A	188,703	5,151,592
*	PDC Energy, Inc.	149,425	3,226,086
#	Peabody Energy Corp.	147,564	997,533
*	Penn Virginia Corp.	16,635	355,490
	Phillips 66	24,696	2,256,474
	Pioneer Natural Resources Co.	16,491	2,226,285
*	PrimeEnergy Resources Corp.	908	132,250
*	ProPetro Holding Corp.	118,861	1,157,706
	QEP Resources, Inc.	187,774	595,244
#*	Quintana Energy Services, Inc.	1,700	4,063
#	Range Resources Corp.	379,101	1,137,303
#*	Renewable Energy Group, Inc.	90,120	2,368,354
*	REX American Resources Corp.	10,443	786,880

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	RigNet, Inc.	21,824	$90,788
#*	Ring Energy, Inc.	82,748	178,736
#	RPC, Inc.	21,678	98,201
*	SandRidge Energy, Inc.	43,643	111,290
	Schlumberger, Ltd.	80,000	2,680,800
	Scorpio Tankers, Inc.	56,320	1,314,509
*	SEACOR Holdings, Inc.	33,680	1,266,031
*	SEACOR Marine Holdings, Inc.	45,090	470,740
*	Select Energy Services, Inc., Class A	47,597	331,275
#	SFL Corp., Ltd.	139,379	1,845,378
*	SilverBow Resources, Inc.	3,866	20,567
	SM Energy Co.	130,666	1,199,514
#*	Smart Sand, Inc.	17,717	35,966
#	Solaris Oilfield Infrastructure, Inc., Class A	24,660	284,330
#*	Southwestern Energy Co.	1,376,786	2,161,554
*	Talos Energy, Inc.	48,155	1,056,521
#	Targa Resources Corp.	65,476	2,389,874
	TechnipFMC P.L.C.	99,176	1,637,396
#	Teekay Corp.	37,640	133,998
*	Teekay Tankers, Ltd., Class A	23,512	383,010
*	TETRA Technologies, Inc.	229,523	351,170
*	Tidewater, Inc.	19,226	291,851
#*	Transocean, Ltd.	499,314	2,276,872
*	Unit Corp.	156,467	62,556
#	US Silica Holdings, Inc.	121,887	626,499
*	VAALCO Energy, Inc.	3,600	8,064
#	Valaris P.L.C.	196,519	1,004,212
	Valero Energy Corp.	54,538	4,598,099
*	W&T Offshore, Inc.	134,225	555,691
#*	Whiting Petroleum Corp.	197,205	895,311
	Williams Cos., Inc. (The)	35,721	739,067
	World Fuel Services Corp.	121,547	4,754,919
*	WPX Energy, Inc.	412,369	4,927,810
TOTAL ENERGY			238,629,131
FINANCIALS — (23.5%)
#	1st Constitution Bancorp	11,570	233,135
	1st Source Corp.	41,442	1,955,648
	ACNB Corp.	7,905	253,355
	Affiliated Managers Group, Inc.	9,891	789,796
	Aflac, Inc.	96,066	4,954,124
*	Alleghany Corp.	6,928	5,526,188
#*	Allegiance Bancshares, Inc.	6,934	257,945
	Allstate Corp. (The)	41,222	4,886,456
	Ally Financial, Inc.	208,481	6,677,646
*	A-Mark Precious Metals, Inc.	6,646	53,035
*	Ambac Financial Group, Inc.	47,221	1,011,946
	American Equity Investment Life Holding Co.	158,798	4,193,855
	American Express Co.	42,837	5,563,241
	American Financial Group, Inc.	38,927	4,234,868
	American International Group, Inc.	72,521	3,644,905
	American National Bankshares, Inc.	9,865	336,396
	American National Insurance Co.	21,575	2,376,702
	American River Bankshares	1,900	27,493
	Ameriprise Financial, Inc.	18,132	2,999,214
	Ameris Bancorp	96,682	3,885,650
	AMERISAFE, Inc.	26,331	1,801,567
	AmeriServ Financial, Inc.	15,921	65,276
	Ames National Corp.	13,390	357,245

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Arch Capital Group, Ltd.	174,912	$7,724,114
	Ares Management Corp., Class A	4,739	170,888
	Argo Group International Holdings, Ltd.	60,182	3,947,939
	Arrow Financial Corp.	22,529	789,867
	Arthur J Gallagher & Co.	14,066	1,442,750
	Artisan Partners Asset Management, Inc., Class A	20,958	699,997
	Associated Banc-Corp	200,740	4,000,748
#	Associated Capital Group, Inc., Class A	1,469	61,360
	Assurant, Inc.	44,325	5,787,072
	Assured Guaranty, Ltd.	100,469	4,605,499
*	Asta Funding, Inc.	1,515	15,559
*	Athene Holding, Ltd., Class A	47,069	2,050,326
	Atlantic American Corp.	5,179	11,446
*	Atlantic Capital Bancshares, Inc.	25,200	475,524
	Atlantic Union Bankshares Corp.	126,752	4,270,275
*	Atlanticus Holdings Corp.	19,831	276,841
	Auburn National Bancorporation, Inc.	2,722	155,154
	Axis Capital Holdings, Ltd.	79,742	5,123,423
*	Axos Financial, Inc.	98,136	2,764,491
	Banc of California, Inc.	63,815	1,018,487
	BancFirst Corp.	43,213	2,497,711
*	Bancorp, Inc. (The)	89,555	1,059,436
	BancorpSouth Bank	135,396	3,868,264
	Bank of America Corp.	788,251	25,878,280
	Bank of Commerce Holdings	11,986	128,250
#	Bank of Hawaii Corp.	35,363	3,168,525
	Bank of Marin Bancorp	9,466	417,072
	Bank of New York Mellon Corp. (The)	105,745	4,735,261
	Bank of NT Butterfield & Son, Ltd. (The)	69,254	2,300,618
#	Bank of South Carolina Corp.	3,898	74,101
	Bank OZK	52,678	1,431,788
	BankFinancial Corp.	35,242	439,468
	BankUnited, Inc.	112,600	3,715,800
	Bankwell Financial Group, Inc.	3,662	98,984
	Banner Corp.	55,096	2,840,199
	Bar Harbor Bankshares	14,642	322,124
*	Baycom Corp.	5,500	123,530
	BCB Bancorp, Inc.	10,545	138,350
*	Berkshire Hathaway, Inc., Class B	140,759	31,590,542
	Berkshire Hills Bancorp, Inc.	86,677	2,439,958
	BGC Partners, Inc., Class A	127,988	738,491
	BlackRock, Inc.	6,183	3,260,605
*	Blucora, Inc.	51,074	1,151,719
	Blue Capital Reinsurance Holdings, Ltd.	6,568	45,845
#	BOK Financial Corp.	67,149	5,298,056
	Boston Private Financial Holdings, Inc.	156,144	1,780,042
	Bridge Bancorp, Inc.	13,960	423,686
*	Bridgewater Bancshares, Inc.	1,700	22,440
*	Brighthouse Financial, Inc.	15,892	618,199
*	BrightSphere Investment Group P.L.C.	24,798	228,390
	Brookline Bancorp, Inc.	141,722	2,154,174
	Brown & Brown, Inc.	62,314	2,797,899
	Bryn Mawr Bank Corp.	33,722	1,265,249
	Byline Bancorp, Inc.	5,600	108,080
	C&F Financial Corp.	4,203	210,360
	Cadence BanCorp	158,353	2,475,057
	California First National Bancorp	6,388	106,999
#	Cambridge Bancorp	2,984	215,385
	Camden National Corp.	23,734	1,121,669

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Cannae Holdings, Inc.	110,610	$4,497,403
	Capital City Bank Group, Inc.	23,672	675,125
	Capital One Financial Corp.	70,527	7,038,595
	Capitol Federal Financial, Inc.	263,225	3,469,305
	Capstar Financial Holdings, Inc.	2,201	32,949
	Carolina Financial Corp.	28,919	1,109,044
*»	Carolina Trust Bancshares, Inc.	67,338	13,515
	Cathay General Bancorp	99,933	3,603,584
	Cboe Global Markets, Inc.	12,636	1,557,008
	CBTX, Inc.	10,878	321,445
	CenterState Bank Corp.	142,802	3,221,613
	Central Pacific Financial Corp.	40,073	1,111,224
	Central Valley Community Bancorp	4,680	87,937
	Century Bancorp, Inc., Class A	6,365	547,390
	Charles Schwab Corp. (The)	31,812	1,449,037
	Chemung Financial Corp.	3,608	143,129
	Chubb, Ltd.	31,930	4,853,041
	Cincinnati Financial Corp.	43,226	4,536,569
#	CIT Group, Inc.	91,315	4,174,009
	Citigroup, Inc.	204,743	15,234,927
	Citizens & Northern Corp.	5,780	147,795
	Citizens Community Bancorp, Inc.	4,408	52,808
	Citizens Financial Group, Inc.	97,760	3,644,493
	Citizens Holding Co.	2,806	60,469
#*	Citizens, Inc.	46,149	279,663
	City Holding Co.	23,364	1,768,188
	Civista Bancshares, Inc.	12,586	277,018
	CME Group, Inc.	17,214	3,737,332
	CNA Financial Corp.	18,368	819,764
	CNB Financial Corp.	15,777	466,368
	CNO Financial Group, Inc.	235,316	4,139,208
*	Coastal Financial Corp.	800	14,240
	Codorus Valley Bancorp, Inc.	8,409	183,316
	Cohen & Steers, Inc.	29,832	2,206,971
	Colony Bankcorp, Inc.	5,499	84,410
	Columbia Banking System, Inc.	124,609	4,822,368
*	Columbia Financial, Inc.	43,020	721,445
	Comerica, Inc.	55,683	3,405,572
#	Commerce Bancshares, Inc.	62,442	4,224,826
	Commercial National Financial Corp.	1,413	28,938
	Community Bank System, Inc.	69,870	4,630,285
	Community Bankers Trust Corp.	27,841	245,836
	Community Financial Corp. (The)	6,638	225,692
#*	Community First Bancshares, Inc.	3,000	34,980
	Community Trust Bancorp, Inc.	30,921	1,352,794
	Community West Bancshares	2,872	31,592
	ConnectOne Bancorp, Inc.	55,470	1,309,647
*	Consumer Portfolio Services, Inc.	67,769	239,225
#	County Bancorp, Inc.	8,099	204,500
#*	Cowen, Inc., Class A	18,912	303,916
	Crawford & Co., Class A	58,663	512,715
	Crawford & Co., Class B	38,504	307,647
#*	Credit Acceptance Corp.	5,854	2,511,249
#	Cullen/Frost Bankers, Inc.	14,354	1,279,803
*	Customers Bancorp, Inc.	53,012	1,133,397
	CVB Financial Corp.	149,206	3,099,009
	Diamond Hill Investment Group, Inc.	5,730	806,612
	Dime Community Bancshares, Inc.	69,392	1,346,899
	Discover Financial Services	43,791	3,290,018

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc., Class A	48,314	$673,980
	Donegal Group, Inc., Class B	3,821	46,119
*	Donnelley Financial Solutions, Inc.	41,919	379,786
	E*TRADE Financial Corp.	63,156	2,691,709
	Eagle Bancorp Montana, Inc.	7,714	162,148
	Eagle Bancorp, Inc.	46,598	2,036,333
	East West Bancorp, Inc.	37,299	1,709,786
	Eaton Vance Corp.	28,293	1,294,405
*	eHealth, Inc.	13,573	1,427,337
*	Elevate Credit, Inc.	4,500	26,145
#	Elmira Savings Bank	1,680	27,552
	Emclaire Financial Corp.	500	15,725
	Employers Holdings, Inc.	57,548	2,454,422
#*	Encore Capital Group, Inc.	39,705	1,347,985
*	Enova International, Inc.	74,883	1,876,568
*	Enstar Group, Ltd.	15,614	3,049,258
	Enterprise Bancorp, Inc.	6,505	201,785
	Enterprise Financial Services Corp.	39,852	1,733,961
*	Equity Bancshares, Inc., Class A	10,114	271,662
#	Erie Indemnity Co., Class A	7,683	1,279,219
*	Esquire Financial Holdings, Inc.	826	18,792
	ESSA Bancorp, Inc.	11,606	196,722
	Essent Group, Ltd.	36,623	1,816,867
	Evans Bancorp, Inc.	4,676	182,551
	Evercore, Inc., Class A	18,978	1,454,094
	Everest Re Group, Ltd.	19,038	5,265,340
#*	EZCORP, Inc., Class A	80,402	500,100
#	FactSet Research Systems, Inc.	5,700	1,630,827
#	Farmers & Merchants Bancorp, Inc.	2,553	75,058
	Farmers National Banc Corp.	15,024	237,680
	Fauquier Bankshares, Inc.	840	17,363
	FB Financial Corp.	34,641	1,234,952
	FBL Financial Group, Inc., Class A	32,494	1,747,527
	Federal Agricultural Mortgage Corp., Class A	987	66,810
	Federal Agricultural Mortgage Corp., Class C	13,576	1,035,849
	Federated Investors, Inc., Class B	166,679	6,038,780
	FedNat Holding Co.	25,970	403,314
#	Fidelity D&D Bancorp, Inc.	50	2,843
	Fidelity National Financial, Inc.	84,759	4,132,001
	Fifth Third Bancorp	263,905	7,508,097
	Financial Institutions, Inc.	27,038	833,041
*	First Acceptance Corp.	27,407	18,911
	First American Financial Corp.	149,802	9,284,728
	First Bancorp	51,514	1,827,717
	First BanCorp	376,044	3,485,928
	First Bancorp, Inc.	11,947	337,861
	First Bancshares, Inc.	700	11,186
	First Bancshares, Inc. (The)	2,812	96,789
	First Bank	10,678	114,255
	First Busey Corp.	74,114	1,889,907
	First Business Financial Services, Inc.	11,680	294,102
#	First Capital, Inc.	2,700	178,497
	First Choice Bancorp	1,433	34,879
	First Citizens BancShares, Inc., Class A	11,878	6,257,568
	First Commonwealth Financial Corp.	172,895	2,337,540
	First Community Bancshares, Inc.	24,930	730,698
	First Community Corp.	10,126	207,887
	First Defiance Financial Corp.	25,202	740,687
	First Financial Bancorp	175,079	4,208,899

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	First Financial Bankshares, Inc.	83,831	$2,810,015
	First Financial Corp.	13,801	575,916
	First Financial Northwest, Inc.	19,410	283,968
	First Foundation, Inc.	38,320	632,280
	First Guaranty Bancshares, Inc.	387	6,966
	First Hawaiian, Inc.	10,800	313,848
	First Horizon National Corp.	400,904	6,414,464
	First Internet Bancorp	11,057	293,121
	First Interstate BancSystem, Inc., Class A	58,424	2,249,324
	First Merchants Corp.	95,288	3,787,698
	First Mid Bancshares, Inc.	3,878	127,004
	First Midwest Bancorp, Inc.	178,140	3,552,112
	First Northwest Bancorp	8,648	136,552
	First of Long Island Corp. (The)	21,178	467,187
	First Republic Bank	17,944	1,989,631
	First Savings Financial Group, Inc.	2,168	138,752
	First United Corp.	7,908	189,080
	First US Bancshares, Inc.	1,708	19,215
*	First Western Financial, Inc.	622	10,375
	FirstCash, Inc.	50,735	4,412,423
	Flagstar Bancorp, Inc.	99,543	3,507,895
	Flushing Financial Corp.	54,698	1,086,849
	FNB Corp.	386,279	4,507,876
	Franklin Financial Network, Inc.	17,832	657,466
#	Franklin Resources, Inc.	64,144	1,622,843
	FS Bancorp, Inc.	3,189	174,502
#	Fulton Financial Corp.	271,295	4,468,229
#*	FVCBankcorp, Inc.	4,482	71,488
#	GAIN Capital Holdings, Inc.	67,493	263,898
*	GAINSCO, Inc.	561	18,022
	GAMCO Investors, Inc., Class A	4,141	68,534
*	Genworth Financial, Inc., Class A	108,607	445,289
	German American Bancorp, Inc.	34,787	1,189,368
#	Glacier Bancorp, Inc.	78,578	3,329,350
	Global Indemnity, Ltd.	19,269	607,552
	Globe Life, Inc	30,815	3,212,772
	Goldman Sachs Group, Inc. (The)	33,967	8,075,654
#*	Great Elm Capital Group, Inc.	14,407	43,221
	Great Southern Bancorp, Inc.	23,572	1,341,483
	Great Western Bancorp, Inc.	103,477	3,057,745
*	Green Dot Corp., Class A	36,636	1,102,011
#	Greenhill & Co., Inc.	10,557	165,323
#*	Greenlight Capital Re, Ltd., Class A	33,491	311,801
	Guaranty Bancshares, Inc.	2,678	81,947
	Guaranty Federal Bancshares, Inc.	2,787	66,191
*	Hallmark Financial Services, Inc.	29,577	508,724
	Hamilton Lane, Inc., Class A	8,941	580,718
	Hancock Whitney Corp.	131,790	5,237,335
	Hanmi Financial Corp.	55,564	934,586
	Hanover Insurance Group, Inc. (The)	18,955	2,626,784
*	HarborOne Bancrop, Inc.	14,730	160,704
	Harleysville Financial Corp.	2,920	78,811
	Hartford Financial Services Group, Inc. (The)	173,532	10,286,977
	Hawthorn Bancshares, Inc.	6,246	142,096
	HCI Group, Inc.	23,797	1,053,493
	Heartland Financial USA, Inc.	51,429	2,515,392
#	Hennessy Advisors, Inc.	11,032	110,320
	Heritage Commerce Corp.	61,723	715,987
	Heritage Financial Corp.	59,288	1,528,445

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Heritage Insurance Holdings, Inc.	14,491	$174,761
	Hilltop Holdings, Inc.	181,844	4,116,948
	Hingham Institution for Savings	1,835	384,231
*	HMN Financial, Inc.	2,450	51,230
	Home Bancorp, Inc.	7,804	277,510
#	Home BancShares, Inc.	170,735	3,264,453
*	HomeStreet, Inc.	29,878	959,383
	HomeTrust Bancshares, Inc.	9,675	256,581
	Hope Bancorp, Inc.	243,506	3,385,951
	Horace Mann Educators Corp.	54,004	2,322,712
	Horizon Bancorp, Inc.	46,305	783,481
	Houlihan Lokey, Inc.	26,633	1,380,921
*	Howard Bancorp, Inc.	12,658	213,794
	Huntington Bancshares, Inc.	490,578	6,657,143
	IBERIABANK Corp.	65,083	4,732,185
#	IF Bancorp, Inc.	779	17,722
	Independence Holding Co.	10,638	430,733
	Independent Bank Corp.	44,480	3,211,456
	Independent Bank Corp.	34,666	741,159
	Independent Bank Group, Inc.	60,090	3,216,017
#	Interactive Brokers Group, Inc., Class A	78,762	3,701,814
	Intercontinental Exchange, Inc.	33,150	3,306,381
	International Bancshares Corp.	118,525	4,669,885
*	INTL. FCStone, Inc.	30,647	1,460,636
	Invesco, Ltd.	171,277	2,963,092
	Investar Holding Corp.	8,973	198,393
	Investors Bancorp, Inc.	401,537	4,852,575
	Investors Title Co.	2,106	332,327
	James River Group Holdings, Ltd.	50,397	2,164,047
	Janus Henderson Group P.L.C.	96,620	2,441,587
	Jefferies Financial Group, Inc.	142,581	3,085,453
	JPMorgan Chase & Co.	417,971	55,322,642
	Kearny Financial Corp.	177,748	2,195,188
	Kemper Corp.	69,177	5,148,152
	Kentucky First Federal Bancorp	2,320	17,864
	KeyCorp	243,799	4,561,479
	Kingstone Cos., Inc.	8,849	69,907
	Kinsale Capital Group, Inc.	415	47,401
	Ladenburg Thalmann Financial Services, Inc.	58,776	205,128
	Lake Shore Bancorp, Inc.	802	12,231
	Lakeland Bancorp, Inc.	71,856	1,166,941
#	Lakeland Financial Corp.	37,698	1,788,393
	Landmark Bancorp, Inc.	4,163	103,076
	Lazard, Ltd., Class A	21,214	890,139
	LCNB Corp.	12,830	212,593
	Legg Mason, Inc.	110,258	4,316,601
#*	LendingClub Corp.	100,865	1,182,138
#*	LendingTree, Inc.	3,231	1,005,487
*	Limestone Bancorp, Inc.	1,669	27,956
	Lincoln National Corp.	101,051	5,505,258
#	Live Oak Bancshares, Inc.	44,113	771,095
	Loews Corp.	114,074	5,869,107
	LPL Financial Holdings, Inc.	33,177	3,056,597
	Luther Burbank Corp.	900	9,279
	M&T Bank Corp.	25,178	4,242,997
	Macatawa Bank Corp.	43,455	458,450
	Mackinac Financial Corp.	7,896	119,388
*	Magyar Bancorp, Inc.	1,971	24,164
*	Maiden Holdings, Ltd.	103,652	91,214

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Malvern Bancorp, Inc.	8,476	$169,520
*	Markel Corp.	5,644	6,620,243
	MarketAxess Holdings, Inc.	5,724	2,027,326
	Marlin Business Services Corp.	19,551	385,155
	Marsh & McLennan Cos., Inc.	9,400	1,051,484
#*	MBIA, Inc.	246,439	2,232,737
*	Mediaco Holding, Inc., Class A	666	4,829
	Mercantile Bank Corp.	20,583	674,505
	Merchants Bancorp	4,398	86,553
	Mercury General Corp.	86,159	4,229,545
	Meridian Bancorp, Inc.	95,400	1,716,246
	Meta Financial Group, Inc.	44,742	1,665,297
	MetLife, Inc.	56,717	2,819,402
*	Metropolitan Bank Holding Corp.	700	34,405
	MGIC Investment Corp.	70,927	978,083
	Mid Penn Bancorp, Inc.	1,913	45,912
	Middlefield Banc Corp.	8,086	203,444
	Midland States Bancorp, Inc.	6,782	179,180
	MidWestOne Financial Group, Inc.	9,912	320,554
*	MMA Capital Holdings, Inc.	6,820	209,238
	Moelis & Co., Class A	19,088	687,168
	Morgan Stanley	164,084	8,575,030
	Morningstar, Inc.	4,838	759,034
#*	Mr Cooper Group, Inc.	80,950	1,002,161
	MSB Financial Corp.	2,950	51,153
	MSCI, Inc.	14,541	4,155,818
	MutualFirst Financial, Inc.	12,571	468,018
	MVB Financial Corp.	8,380	167,432
	Nasdaq, Inc.	36,850	4,291,551
	National Bank Holdings Corp., Class A	51,846	1,690,180
	National Bankshares, Inc.	7,663	312,957
	National General Holdings Corp.	153,736	3,346,833
	National Western Life Group, Inc., Class A	4,031	1,072,246
	Navient Corp.	392,999	5,651,326
	NBT Bancorp, Inc.	76,508	2,891,237
	Nelnet, Inc., Class A	55,598	3,183,541
	New York Community Bancorp, Inc.	197,672	2,186,252
»	NewStar Financial, Inc.	67,925	34,343
*	NI Holdings, Inc.	12,427	190,754
*	Nicholas Financial, Inc.	8,092	67,002
*	Nicolet Bankshares, Inc.	2,244	158,539
*	NMI Holdings, Inc., Class A	105,560	3,369,475
*	Northeast Bank	2,442	49,011
	Northeast Community Bancorp, Inc.	5,923	71,372
	Northern Trust Corp.	25,106	2,455,618
	Northfield Bancorp, Inc.	88,208	1,401,625
	Northrim BanCorp, Inc.	8,737	328,773
	Northwest Bancshares, Inc.	199,334	3,134,527
	Norwood Financial Corp.	2,461	83,674
#	Oak Valley Bancorp	4,505	83,343
	OceanFirst Financial Corp.	81,005	1,884,176
#	Oconee Federal Financial Corp.	1,780	46,672
*	Ocwen Financial Corp.	44,269	54,451
	OFG Bancorp	84,358	1,662,696
	Ohio Valley Banc Corp.	2,002	66,166
	Old National Bancorp	272,745	4,884,863
	Old Point Financial Corp.	4,109	115,134
	Old Republic International Corp.	290,533	6,551,519
	Old Second Bancorp, Inc.	14,324	175,970

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	On Deck Capital, Inc.	92,610	$377,849
	OneMain Holdings, Inc.	41,402	1,754,203
	Oppenheimer Holdings, Inc., Class A	9,819	270,513
	Opus Bank	47,385	1,262,099
#	Origin Bancorp, Inc.	8,427	296,967
	Orrstown Financial Services, Inc.	10,925	225,164
*	Pacific Mercantile Bancorp	28,291	196,057
	Pacific Premier Bancorp, Inc.	86,423	2,575,405
	PacWest Bancorp	107,112	3,754,276
	Park National Corp.	20,391	1,936,533
	Parke Bancorp, Inc.	10,471	225,336
	Pathfinder Bancorp, Inc.	1,218	16,869
#	Patriot National Bancorp, Inc.	120	1,596
	PB Bancorp, Inc.	5,000	75,750
	PCB Bancorp	2,869	43,637
	PCSB Financial Corp.	7,544	149,975
	Peapack Gladstone Financial Corp.	27,010	789,502
	Penns Woods Bancorp, Inc.	8,925	281,584
	Pennymac Financial Services, Inc.	45,507	1,534,496
	Peoples Bancorp of North Carolina, Inc.	3,626	99,171
	Peoples Bancorp, Inc.	30,429	990,160
	Peoples Financial Corp.	83	955
	Peoples Financial Services Corp.	557	25,817
	People's United Financial, Inc.	274,473	4,232,374
	People's Utah Bancorp	12,480	325,478
	Pinnacle Financial Partners, Inc.	64,404	3,803,700
	Piper Sandler Cos.	25,441	2,097,102
	PJT Partners, Inc., Class A	5,350	246,207
	Plumas Bancorp	5,164	131,166
	PNC Financial Services Group, Inc. (The)	52,144	7,745,991
	Popular, Inc.	116,807	6,536,520
#*	PRA Group, Inc.	80,154	2,834,245
	Preferred Bank	19,752	1,187,293
	Premier Financial Bancorp, Inc.	18,480	314,160
	Primerica, Inc.	46,785	5,546,830
	Principal Financial Group, Inc.	103,834	5,498,010
	ProAssurance Corp.	88,968	2,701,958
	Progressive Corp. (The)	31,737	2,560,859
	Prosperity Bancshares, Inc.	118,551	8,322,280
	Protective Insurance Corp., Class A	1,285	19,275
	Protective Insurance Corp., Class B	13,262	206,755
#*	Provident Bancorp, Inc.	15,467	182,665
	Provident Financial Holdings, Inc.	9,638	212,132
	Provident Financial Services, Inc.	116,050	2,647,100
	Prudential Bancorp, Inc.	10,382	182,827
	Prudential Financial, Inc.	50,096	4,561,742
	Pzena Investment Management, Inc., Class A	5,580	45,700
	QCR Holdings, Inc.	15,108	620,939
	Radian Group, Inc.	118,291	2,896,947
*	Randolph Bancorp, Inc.	4,141	65,469
	Raymond James Financial, Inc.	28,835	2,636,384
	RBB Bancorp	2,547	50,125
*	Regional Management Corp.	18,576	511,769
	Regions Financial Corp.	357,820	5,571,257
	Reinsurance Group of America, Inc.	30,108	4,337,057
	RenaissanceRe Holdings, Ltd.	40,926	7,753,021
	Renasant Corp.	90,570	2,891,900
	Republic Bancorp, Inc., Class A	22,425	939,607
*	Republic First Bancorp, Inc.	37,039	118,154

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Riverview Bancorp, Inc.	39,107	$287,828
	RLI Corp.	35,799	3,329,665
	S&T Bancorp, Inc.	66,942	2,516,350
	Safeguard Scientifics, Inc.	39,114	416,173
	Safety Insurance Group, Inc.	26,070	2,400,526
	Salisbury Bancorp, Inc.	1,317	58,541
	Sandy Spring Bancorp, Inc.	51,873	1,805,180
#	Santander Consumer USA Holdings, Inc.	181,899	4,842,151
	SB Financial Group, Inc.	4,442	84,043
	SB One Bancorp	6,077	145,240
*	Seacoast Banking Corp. of Florida	41,918	1,138,074
*	Security National Financial Corp., Class A	7,902	43,858
	SEI Investments Co.	27,893	1,820,297
*	Select Bancorp, Inc.	17,436	202,258
	Selective Insurance Group, Inc.	59,546	3,944,922
#	ServisFirst Bancshares, Inc.	57,776	2,123,268
	Severn Bancorp, Inc.	9,402	77,567
	Shore Bancshares, Inc.	10,297	167,326
#*	Siebert Financial Corp.	9,193	63,156
	Sierra Bancorp	20,552	550,383
	Signature Bank	14,051	1,993,696
	Silvercrest Asset Management Group, Inc., Class A	7,061	83,885
#	Simmons First National Corp., Class A	159,096	3,815,122
	SLM Corp.	282,090	3,080,423
	SmartFinancial, Inc.	2,623	56,709
	Sound Financial Bancorp, Inc.	1,602	58,089
	South State Corp.	57,182	4,323,531
*	Southern First Bancshares, Inc.	8,205	320,405
	Southern Missouri Bancorp, Inc.	3,699	131,758
	Southern National Bancorp of Virginia, Inc.	13,019	202,185
#	Southside Bancshares, Inc.	60,990	2,139,529
	Southwest Georgia Financial Corp.	1,854	63,036
*	Spirit of Texas Bancshares, Inc.	1,223	25,377
	Standard AVB Financial Corp.	1,929	59,818
	State Auto Financial Corp.	61,816	1,861,280
	State Street Corp.	54,817	4,145,810
	Sterling Bancorp	307,462	6,149,240
	Sterling Bancorp, Inc.	2,300	16,859
	Stewart Information Services Corp.	40,609	1,695,426
	Stifel Financial Corp.	65,845	4,259,513
	Stock Yards Bancorp, Inc.	32,058	1,241,927
	Summit Financial Group, Inc.	4,130	101,391
	Summit State Bank	4,239	55,022
*	SVB Financial Group	12,485	3,000,520
	Synchrony Financial	207,888	6,737,650
	Synovus Financial Corp.	128,004	4,482,700
	T Rowe Price Group, Inc.	20,541	2,742,840
	TCF Financial Corp.	182,557	7,718,510
	TD Ameritrade Holding Corp.	15,702	745,531
	Territorial Bancorp, Inc.	16,191	470,025
	Teton Advisors, Inc., Class A	39	1,866
*	Texas Capital Bancshares, Inc.	47,214	2,594,881
#	TFS Financial Corp.	44,220	903,415
*	Third Point Reinsurance, Ltd.	112,123	1,221,019
	Timberland Bancorp, Inc.	9,354	263,409
	Tiptree, Inc.	72,177	494,412
	Tompkins Financial Corp.	19,937	1,716,376
	Towne Bank	120,375	3,195,956
	Travelers Cos., Inc. (The)	45,416	5,977,654

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	TriCo Bancshares	44,405	$1,616,342
*	TriState Capital Holdings, Inc.	34,263	787,706
*	Triumph Bancorp, Inc.	35,203	1,372,213
	Truist Financial Corp.	167,183	8,621,627
	TrustCo Bank Corp. NY	195,240	1,548,253
	Trustmark Corp.	121,009	3,869,868
	U.S. Bancorp.	110,257	5,867,878
	UMB Financial Corp.	53,315	3,543,315
	Umpqua Holdings Corp.	254,969	4,308,976
#	Union Bankshares, Inc.	2,000	67,240
	United Bancorp, Inc.	1,000	14,010
	United Bancshares, Inc.	2,040	48,450
#	United Bankshares, Inc.	130,459	4,474,744
	United Community Banks, Inc.	129,351	3,611,480
	United Community Financial Corp.	90,422	988,312
	United Fire Group, Inc.	33,160	1,467,662
	United Insurance Holdings Corp.	61,292	621,501
	United Security Bancshares	20,773	202,329
	Unity Bancorp, Inc.	12,281	269,200
#	Universal Insurance Holdings, Inc.	73,055	1,778,159
	Univest Financial Corp.	44,366	1,102,051
	Unum Group	121,311	3,237,791
	Valley National Bancorp	290,252	3,056,354
	Value Line, Inc.	3,839	126,495
	Veritex Holdings, Inc.	69,728	1,974,697
#	Victory Capital Holdings, Inc., Class A	12,835	267,738
#	Virtu Financial, Inc., Class A	16,586	276,820
	Virtus Investment Partners, Inc.	9,818	1,207,909
	Voya Financial, Inc.	89,305	5,334,188
#	Waddell & Reed Financial, Inc., Class A	131,775	2,105,764
	Walker & Dunlop, Inc.	57,605	3,823,244
	Washington Federal, Inc.	123,725	4,206,650
	Washington Trust Bancorp, Inc.	22,030	1,042,680
	Waterstone Financial, Inc.	42,994	751,965
	Webster Financial Corp.	79,799	3,579,783
#	Wellesley Bank	1,322	53,673
	Wells Fargo & Co.	538,528	25,278,504
	WesBanco, Inc.	97,788	3,238,739
	West Bancorporation, Inc.	20,480	468,787
#	Westamerica Bancorporation	35,816	2,269,302
	Western Alliance Bancorp	99,645	5,503,393
	Western New England Bancorp, Inc.	44,846	402,717
	Westwood Holdings Group, Inc.	13,918	390,817
	White Mountains Insurance Group, Ltd.	5,570	6,222,915
	Willis Towers Watson P.L.C.	11,190	2,364,335
	Wintrust Financial Corp.	78,278	4,953,432
#	WisdomTree Investments, Inc.	150,526	633,714
#*	World Acceptance Corp.	15,329	1,325,499
	WR Berkley Corp.	28,875	2,123,179
	WSFS Financial Corp.	79,848	3,185,137
	WVS Financial Corp.	1,627	27,252
	Zions Bancorp NA	93,831	4,268,372
TOTAL FINANCIALS			1,116,582,451
HEALTH CARE — (8.8%)
	Abbott Laboratories	87,255	7,603,401
*	ABIOMED, Inc.	2,919	543,781
*	Acadia Healthcare Co., Inc.	122,893	3,948,552
*	Accuray, Inc.	59,549	231,646

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
»	Achillion Pharmaceuticals, Inc.	196,899	$90,574
#*	Acorda Therapeutics, Inc.	85,580	173,727
*	Addus HomeCare Corp.	19,099	1,801,800
*	Aduro Biotech, Inc.	3,700	6,216
#*	Adverum Biotechnologies, Inc.	50,464	498,080
*	Aeglea BioTherapeutics, Inc.	19,297	140,096
	Agilent Technologies, Inc.	19,910	1,643,770
#*	Agios Pharmaceuticals, Inc.	4,759	231,906
#*	Akebia Therapeutics, Inc.	28,311	204,405
*	Akorn, Inc.	111,909	171,221
*	Albireo Pharma, Inc.	2,416	54,843
*	Alexion Pharmaceuticals, Inc.	7,848	780,013
*	Alkermes P.L.C.	9,386	163,410
	Allergan P.L.C.	38,459	7,177,988
*	Allscripts Healthcare Solutions, Inc.	256,424	2,200,118
#*	Alnylam Pharmaceuticals, Inc.	10,076	1,156,624
#*	Alphatec Holdings, Inc.	5,803	40,389
*	Alpine Immune Sciences, Inc.	5,080	14,986
#*	AMAG Pharmaceuticals, Inc.	20,497	181,603
*	Amedisys, Inc.	15,716	2,773,717
*	American Shared Hospital Services	900	2,245
	AmerisourceBergen Corp.	5,303	453,725
*	AMN Healthcare Services, Inc.	71,922	4,846,104
*	Amphastar Pharmaceuticals, Inc.	57,623	1,089,651
*	AnaptysBio, Inc.	12,492	181,384
*	AngioDynamics, Inc.	62,862	865,610
*	ANI Pharmaceuticals, Inc.	17,570	1,089,340
#*	Anika Therapeutics, Inc.	24,200	994,862
	Anthem, Inc.	28,912	7,669,775
#*	Apollo Endosurgery, Inc.	9,849	29,547
*	Applied Genetic Technologies Corp.	14,385	90,338
	Apyx Medical Corp.	12,837	97,433
*	Aravive, Inc.	1,801	18,010
*	Arcus Biosciences, Inc.	6,033	52,970
*	Ardelyx, Inc.	50,591	358,184
*	Arena Pharmaceuticals, Inc.	37,140	1,696,927
*	Assembly Biosciences, Inc.	9,760	171,386
#*	Assertio Therapeutics, Inc.	86,148	92,178
#*	Atara Biotherapeutics, Inc.	12,769	168,934
	Atrion Corp.	1,718	1,235,568
*	Avanos Medical, Inc.	87,029	2,396,779
	Baxter International, Inc.	23,654	2,110,410
	Becton Dickinson and Co.	10,187	2,803,259
*	Biogen, Inc.	8,575	2,305,389
*	BioMarin Pharmaceutical, Inc.	6,298	525,883
*	Bio-Rad Laboratories, Inc., Class A	4,168	1,504,315
*	BioSpecifics Technologies Corp.	5,511	325,590
	Bio-Techne Corp.	8,792	1,846,056
*	BioTelemetry, Inc.	17,538	857,959
#*	Bluebird Bio, Inc.	4,569	364,104
*	Boston Scientific Corp.	33,151	1,388,032
	Bristol-Myers Squibb Co.	43,401	2,732,093
*	Brookdale Senior Living, Inc.	511,220	3,368,940
	Bruker Corp.	22,783	1,127,075
*	Caladrius Biosciences, Inc.	2,017	5,869
*	Calithera Biosciences, Inc.	22,505	135,030
#	Cantel Medical Corp.	13,413	872,650
#*	Capital Senior Living Corp.	72,493	202,255
	Cardinal Health, Inc.	16,564	848,242

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Cardiovascular Systems, Inc.	2,033	$92,278
*	Castlight Health, Inc., Class B	21,424	26,566
*	Catalent, Inc.	39,138	2,391,332
#*	Catalyst Biosciences, Inc.	28,047	199,134
*	Celldex Therapeutics, Inc.	12,846	29,738
#*	Cellular Biomedicine Group, Inc.	2,512	42,830
*	Centene Corp.	113,858	7,151,421
	Cerner Corp.	22,075	1,585,647
*	Charles River Laboratories International, Inc.	19,576	3,026,058
	Chemed Corp.	5,063	2,364,624
#*	ChemoCentryx, Inc.	9,439	400,402
*	Chimerix, Inc.	121,536	200,534
*	Cigna Corp.	44,445	8,550,329
*	Collegium Pharmaceutical, Inc.	4,317	86,836
#*	Community Health Systems, Inc.	55,730	239,082
	Computer Programs & Systems, Inc.	9,900	257,400
*	Concert Pharmaceuticals, Inc.	34,308	366,409
	CONMED Corp.	37,165	3,778,937
	Cooper Cos., Inc. (The)	4,843	1,679,988
#*	Corcept Therapeutics, Inc.	33,763	427,777
*	CorVel Corp.	13,794	1,263,117
#*	Corvus Pharmaceuticals, Inc.	1,733	9,566
#*	Covetrus, Inc.	12,787	157,280
*	Cross Country Healthcare, Inc.	59,298	587,050
*	CryoLife, Inc.	51,939	1,544,666
*	Cumberland Pharmaceuticals, Inc.	30,478	148,123
*	Cutera, Inc.	8,986	253,225
	CVS Health Corp.	137,754	9,342,476
*	Cymabay Therapeutics, Inc.	16,958	26,115
	Danaher Corp.	37,542	6,039,382
*	DaVita, Inc.	43,264	3,455,496
*	Deciphera Pharmaceuticals, Inc.	34,556	2,164,242
#*	Denali Therapeutics, Inc.	31,041	718,910
	DENTSPLY SIRONA, Inc.	33,740	1,889,440
#*	Dermira, Inc.	5,231	99,127
*	DexCom, Inc.	3,531	850,088
*	Digirad Corp.	1,670	4,743
*	Diplomat Pharmacy, Inc.	100,895	401,562
#*	Eagle Pharmaceuticals, Inc.	2,065	111,138
*	Elanco Animal Health, Inc.	3,781	116,833
*	Electromed, Inc.	3,600	35,064
*	Emergent BioSolutions, Inc.	71,251	3,925,218
*	Enanta Pharmaceuticals, Inc.	17,417	897,672
	Encompass Health Corp.	22,197	1,709,835
*	Endo International P.L.C.	157,572	893,433
	Ensign Group, Inc. (The)	76,323	3,449,800
	Envista Holdings Corp.	16,355	483,944
*	Enzo Biochem, Inc.	63,830	160,213
#*	Epizyme, Inc.	27,385	573,168
#*	Evolent Health, Inc., Class A	133,875	1,349,460
#*	Exact Sciences Corp.	6,348	592,141
*	Exelixis, Inc.	36,824	633,373
#*	FibroGen, Inc.	2,031	84,997
*	Five Prime Therapeutics, Inc.	40,466	191,000
#*	Five Star Senior Living, Inc.	312	1,413
*	FONAR Corp.	8,796	185,684
#*	Fulgent Genetics, Inc.	5,510	73,724
#*	G1 Therapeutics, Inc.	11,947	231,294
	Gilead Sciences, Inc.	60,687	3,835,418

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Global Blood Therapeutics, Inc.	12,976	$846,814
*	Globus Medical, Inc., Class A	33,409	1,746,623
*	GlycoMimetics, Inc.	9,009	38,559
*	Haemonetics Corp.	17,044	1,830,355
*	Hanger, Inc.	20,004	488,698
#*	Harvard Bioscience, Inc.	53,799	159,783
*	HealthEquity, Inc.	7,974	526,762
*	HealthStream, Inc.	46,827	1,196,430
*	Henry Schein, Inc.	17,288	1,191,835
#*	Heska Corp.	3,188	319,406
	Hill-Rom Holdings, Inc.	32,197	3,428,659
*	HMS Holdings Corp.	105,774	2,889,746
*	Hologic, Inc.	56,201	3,007,878
*	Horizon Therapeutics P.L.C.	218,573	7,538,583
	Humana, Inc.	15,046	5,059,067
*	ICU Medical, Inc.	7,606	1,387,867
*	IDEXX Laboratories, Inc.	2,498	676,983
*	Incyte Corp.	7,515	549,121
*	Infinity Pharmaceuticals, Inc.	31,444	41,506
*	InfuSystem Holdings, Inc.	10,768	92,389
*	Innoviva, Inc.	30,128	415,917
#*	Inogen, Inc.	6,718	297,406
*	Inovalon Holdings, Inc., Class A	10,048	203,572
#*	Insmed, Inc.	13,257	272,299
*	Inspire Medical Systems, Inc.	1,031	77,119
*	Insulet Corp.	2,455	476,368
*	Integer Holdings Corp.	37,836	3,231,194
#*	Integra LifeSciences Holdings Corp.	17,847	982,299
#*	Intellia Therapeutics, Inc.	30,853	367,459
*	Intra-Cellular Therapies, Inc.	79,057	1,793,803
#*	IntriCon Corp.	13,177	224,404
#	Invacare Corp.	95,268	732,611
#*	Ionis Pharmaceuticals, Inc.	8,575	500,094
#*	Iovance Biotherapeutics, Inc.	2,907	63,198
*	IQVIA Holdings, Inc.	18,454	2,864,983
#*	iRadimed Corp.	3,451	88,001
*	IRIDEX Corp.	4,733	12,495
*	Jazz Pharmaceuticals P.L.C.	13,206	1,893,080
	Johnson & Johnson	75,789	11,282,708
#*	Jounce Therapeutics, Inc.	4,100	25,789
#*	Karyopharm Therapeutics, Inc.	30,841	498,082
	Kewaunee Scientific Corp.	2,037	25,137
*	Kindred Biosciences, Inc.	52,740	460,420
*	Kura Oncology, Inc.	13,259	155,661
*	Laboratory Corp. of America Holdings	15,677	2,749,746
#*	Lannett Co., Inc.	21,420	174,359
*	Lantheus Holdings, Inc.	9,348	163,683
#	LeMaitre Vascular, Inc.	22,283	801,854
*	LHC Group, Inc.	41,751	6,085,208
#*	Ligand Pharmaceuticals, Inc.	17,542	1,540,363
*	LivaNova P.L.C.	28,370	1,928,309
	Luminex Corp.	52,624	1,193,775
*	MacroGenics, Inc.	51,148	473,119
#*	Madrigal Pharmaceuticals, Inc.	5,897	489,569
*	Magellan Health, Inc.	42,946	3,144,077
#*	Mallinckrodt P.L.C.	136,066	624,543
*	Masimo Corp.	13,193	2,250,726
	McKesson Corp.	16,326	2,328,251
*	MEDNAX, Inc.	117,399	2,708,395

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Medpace Holdings, Inc.	35,049	$2,998,442
	Medtronic P.L.C.	68,039	7,854,422
*	MEI Pharma, Inc.	20,418	46,757
*	Menlo Therapeutics, Inc.	2,100	9,660
	Merck & Co., Inc.	149,737	12,793,529
	Meridian Bioscience, Inc.	66,233	651,733
#*	Merit Medical Systems, Inc.	66,660	2,427,757
#	Merrimack Pharmaceuticals, Inc.	18,817	57,768
#	Mesa Laboratories, Inc.	4,234	1,111,171
#*	Micron Solutions, Inc.	1,153	3,009
*	Minerva Neurosciences, Inc.	58,093	472,296
*	Misonix, Inc.	3,363	56,128
#*	Molecular Templates, Inc.	5,809	86,786
#*	Molina Healthcare, Inc.	22,885	2,814,168
*	Momenta Pharmaceuticals, Inc.	78,565	2,279,956
*	Mylan NV	161,025	3,449,155
*	Myriad Genetics, Inc.	94,309	2,607,644
	National HealthCare Corp.	17,845	1,497,552
	National Research Corp.	17,003	1,150,593
*	Natus Medical, Inc.	40,962	1,281,701
*	Neogen Corp.	9,944	668,933
*	NeoGenomics, Inc.	24,353	784,897
*	Neurocrine Biosciences, Inc.	5,994	599,880
*	NextGen Healthcare, Inc.	88,381	1,224,961
*	NuVasive, Inc.	53,681	4,139,879
*	ObsEva SA	1,000	3,550
*	Omnicell, Inc.	34,889	2,835,778
#*	OPKO Health, Inc.	61,080	88,566
#*	Option Care Health, Inc.	81,791	341,886
*	OraSure Technologies, Inc.	59,193	417,311
*	Orthofix Medical, Inc.	25,050	1,083,663
*	Otonomy, Inc.	32,638	104,442
*	Ovid therapeutics, Inc.	100	360
#	Owens & Minor, Inc.	106,112	664,261
*	Oxford Immunotec Global P.L.C.	3,100	47,988
*	Pacira BioSciences, Inc.	8,888	384,139
#	Patterson Cos., Inc.	104,499	2,300,023
*	PDL BioPharma, Inc.	549,361	1,807,398
*	Pennant Group, Inc.	38,161	1,007,450
#*	Penumbra, Inc.	1,533	268,980
	PerkinElmer, Inc.	14,215	1,314,603
	Perrigo Co. P.L.C.	39,940	2,278,178
#*	PetIQ, Inc.	2,266	67,414
*	Pfenex, Inc.	33,518	359,313
	Pfizer, Inc.	341,124	12,703,458
	Phibro Animal Health Corp., Class A	26,027	617,360
*	PRA Health Sciences, Inc.	11,768	1,192,216
#*	Premier, Inc., Class A	37,841	1,315,732
#*	Prestige Consumer Healthcare, Inc.	84,025	3,408,054
	ProPhase Labs, Inc.	98	195
*	Protagonist Therapeutics, Inc.	2,113	15,953
*	Prothena Corp. P.L.C.	68,462	833,183
*	Providence Service Corp. (The)	24,996	1,620,991
	Quest Diagnostics, Inc.	28,929	3,201,572
*	Quidel Corp.	27,966	2,147,789
#*	Ra Pharmaceuticals, Inc.	2,014	94,396
*	RadNet, Inc.	29,019	654,959
*	Regeneron Pharmaceuticals, Inc.	4,715	1,593,387
#*	REGENXBIO, Inc.	34,274	1,491,947

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Repligen Corp.	30,612	$3,073,139
	ResMed, Inc.	9,930	1,578,572
*	Retrophin, Inc.	56,900	879,674
*	Rhythm Pharmaceuticals, Inc.	3,356	58,864
*	Rigel Pharmaceuticals, Inc.	31,528	71,253
*	RTI Surgical Holdings, Inc.	94,419	392,783
#*	Sage Therapeutics, Inc.	606	40,166
#*	Sangamo Therapeutics, Inc.	86,704	635,540
#*	Sarepta Therapeutics, Inc.	1,206	139,848
*	SeaSpine Holdings Corp.	20,136	297,207
#*	Seattle Genetics, Inc.	7,900	856,281
*	Select Medical Holdings Corp.	248,414	5,673,776
#	Simulations Plus, Inc.	8,722	284,163
#*	Spectrum Pharmaceuticals, Inc.	27,198	68,811
#*	Spero Therapeutics, Inc.	1,040	9,578
#*	STAAR Surgical Co.	4,852	163,221
	STERIS P.L.C.	10,617	1,599,876
	Stryker Corp.	3,918	825,523
*	Supernus Pharmaceuticals, Inc.	53,529	1,224,208
*	Surgery Partners, Inc.	7,436	125,445
#*	Surmodics, Inc.	21,029	828,332
#*	Syndax Pharmaceuticals, Inc.	30,831	289,195
#*	Syneos Health, Inc.	71,772	4,403,930
#*	Synlogic, Inc.	4,610	12,355
#*	Syros Pharmaceuticals, Inc.	5,033	35,533
*	Taro Pharmaceutical Industries, Ltd.	10,685	861,959
#*	Teladoc Health, Inc.	4,256	432,878
	Teleflex, Inc.	6,181	2,296,303
*	Tenet Healthcare Corp.	88,868	2,811,784
	Thermo Fisher Scientific, Inc.	23,658	7,409,449
#*	Tivity Health, Inc.	55,066	1,191,904
#*	Triple-S Management Corp., Class B	42,815	754,400
#*	Ultragenyx Pharmaceutical Inc.	1,216	63,901
*	United Therapeutics Corp.	36,283	3,543,761
	UnitedHealth Group, Inc.	51,083	13,917,563
	Universal Health Services, Inc., Class B	16,415	2,250,661
	US Physical Therapy, Inc.	13,395	1,569,090
	Utah Medical Products, Inc.	4,195	386,234
*	Vanda Pharmaceuticals, Inc.	18,829	240,070
*	Varex Imaging Corp.	54,091	1,495,616
*	Varian Medical Systems, Inc.	7,690	1,080,983
*	VBI Vaccines, Inc.	24,621	33,731
*	Veeva Systems, Inc., Class A	7,185	1,053,393
#*	Verastem, Inc.	17,311	32,545
#*	Waters Corp.	5,244	1,173,555
	West Pharmaceutical Services, Inc.	7,855	1,224,987
*	Wright Medical Group NV	24,964	752,415
#*	XBiotech, Inc.	2,861	64,115
#*	Xencor, Inc.	47,782	1,621,721
	Zimmer Biomet Holdings, Inc.	13,267	1,962,189
#*	Zogenix, Inc.	23,550	1,186,213
#*	Zynerba Pharmaceuticals, Inc.	6,156	31,026
TOTAL HEALTH CARE			417,105,850
INDUSTRIALS — (16.1%)
#	AAON, Inc.	37,376	1,959,997
	AAR Corp.	47,798	2,035,239
#	ABM Industries, Inc.	106,281	4,053,557
*	Acacia Research Corp.	23,539	58,848

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ACCO Brands Corp.	191,362	$1,653,368
	Acme United Corp.	1,921	45,931
	Acuity Brands, Inc.	15,037	1,772,411
#*	Advanced Disposal Services, Inc.	102,847	3,388,809
	Advanced Drainage Systems, Inc.	27,226	1,131,785
*	AECOM	152,668	7,363,178
*	Aegion Corp.	64,473	1,347,486
*	AeroCentury Corp.	1,149	5,079
*	Aerojet Rocketdyne Holdings, Inc.	32,627	1,698,888
*	Aerovironment, Inc.	32,120	2,139,513
	AGCO Corp.	60,923	4,273,139
	Air Lease Corp.	161,879	6,951,084
*	Air Transport Services Group, Inc.	119,416	2,504,154
	Aircastle, Ltd.	136,246	4,372,134
	Alamo Group, Inc.	16,351	2,036,681
	Alaska Air Group, Inc.	56,002	3,617,169
	Albany International Corp., Class A	43,048	3,003,459
#	Allegiant Travel Co.	25,277	4,247,547
	Allegion P.L.C.	10,433	1,349,196
	Allied Motion Technologies, Inc.	17,836	817,602
	Allison Transmission Holdings, Inc.	40,489	1,789,614
#*	Alpha Pro Tech, Ltd.	2,600	17,472
	Altra Industrial Motion Corp.	33,663	1,119,631
	AMERCO	5,707	2,118,838
*	Ameresco, Inc., Class A	28,826	553,171
#	American Airlines Group, Inc.	40,944	1,098,937
*	American Woodmark Corp.	25,225	2,765,921
	AMETEK, Inc.	24,074	2,338,789
*	AMREP Corp.	6,528	39,803
#	AO Smith Corp.	22,300	951,987
	Apogee Enterprises, Inc.	46,048	1,465,247
	Applied Industrial Technologies, Inc.	59,243	3,825,321
	ARC Document Solutions, Inc.	72,114	92,306
	ArcBest Corp.	28,900	644,759
	Arconic, Inc.	73,655	2,205,967
	Arcosa, Inc.	73,966	3,236,012
#	Argan, Inc.	31,902	1,343,393
*	Armstrong Flooring, Inc.	46,333	164,019
	Armstrong World Industries, Inc.	23,085	2,316,118
*	ASGN, Inc.	68,693	4,649,829
	Astec Industries, Inc.	28,537	1,176,866
*	Astronics Corp.	28,076	707,515
#*	Astronics Corp., Class B	15,052	379,687
*	Atkore International Group, Inc.	54,213	2,152,256
*	Atlas Air Worldwide Holdings, Inc.	35,795	800,018
*	Avalon Holdings Corp., Class A	400	740
*	Avis Budget Group, Inc.	37,311	1,223,801
*	Axon Enterprise, Inc.	9,931	762,800
	AZZ, Inc.	36,002	1,485,443
	Barnes Group, Inc.	61,276	3,870,805
	Barrett Business Services, Inc.	5,321	440,738
*	Beacon Roofing Supply, Inc.	87,212	2,887,589
	BG Staffing, Inc.	3,024	60,843
*	Blue Bird Corp.	590	11,641
*	BMC Stock Holdings, Inc.	95,864	2,797,791
	Brady Corp., Class A	66,251	3,668,318
#	Briggs & Stratton Corp.	92,729	340,315
#*	BrightView Holdings, Inc.	3,230	51,034
	Brink's Co. (The)	17,383	1,463,475

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Builders FirstSource, Inc.	166,888	$4,137,988
#	BWX Technologies, Inc.	32,390	2,059,680
*	CAI International, Inc.	33,763	918,354
	Carlisle Cos., Inc.	24,515	3,829,978
*	Casella Waste Systems, Inc., Class A	33,003	1,689,424
	Caterpillar, Inc.	23,802	3,126,393
*	CBIZ, Inc.	100,926	2,725,002
*	CECO Environmental Corp.	55,638	422,849
*	Celadon Group, Inc.	49,176	590
#	CH Robinson Worldwide, Inc.	8,795	635,175
*	Chart Industries, Inc.	53,713	3,436,558
	Chicago Rivet & Machine Co.	855	22,615
#*	Cimpress P.L.C.	8,368	1,001,064
#	Cintas Corp.	14,003	3,906,417
*	CIRCOR International, Inc.	28,182	1,170,398
*	Civeo Corp.	133,462	178,839
*	Clean Harbors, Inc.	75,078	6,172,913
#*	Colfax Corp.	66,319	2,331,776
	Columbus McKinnon Corp.	33,079	1,157,434
	Comfort Systems USA, Inc.	54,138	2,512,003
*	Commercial Vehicle Group, Inc.	61,691	307,838
	CompX International, Inc.	2,522	40,730
*	Construction Partners, Inc., Class A	2,989	50,155
*	Continental Building Products, Inc.	69,176	2,558,820
*	Continental Materials Corp.	73	514
	Copa Holdings SA, Class A	24,097	2,360,542
*	Copart, Inc.	39,031	3,960,085
*	Cornerstone Building Brands, Inc.	99,128	850,518
	Costamare, Inc.	90,777	719,862
*	CoStar Group, Inc.	2,195	1,433,313
	Covanta Holding Corp.	182,391	2,732,217
*	Covenant Transportation Group, Inc., Class A	16,881	214,135
*	CPI Aerostructures, Inc.	7,398	48,827
	CRA International, Inc.	14,848	791,101
	Crane Co.	27,838	2,379,035
	CSW Industrials, Inc.	16,758	1,271,597
	CSX Corp.	80,230	6,124,758
	Cubic Corp.	43,847	2,862,771
	Cummins, Inc.	17,161	2,745,245
	Curtiss-Wright Corp.	36,163	5,259,185
	Deere & Co.	24,279	3,850,164
	Delta Air Lines, Inc.	102,481	5,712,291
	Deluxe Corp.	47,031	2,266,894
*	DLH Holdings Corp.	3,701	16,025
	Donaldson Co., Inc.	20,326	1,053,903
	Douglas Dynamics, Inc.	55,465	2,908,030
	Dover Corp.	31,123	3,543,354
*	Ducommun, Inc.	14,374	588,328
*	DXP Enterprises, Inc.	27,505	953,598
*	Dycom Industries, Inc.	38,777	1,567,366
#*	Eagle Bulk Shipping, Inc.	11,562	37,577
	Eastern Co. (The)	7,272	201,434
	Eaton Corp. P.L.C.	44,105	4,166,599
*	Echo Global Logistics, Inc.	48,464	939,232
	EMCOR Group, Inc.	65,775	5,404,732
	Emerson Electric Co.	31,243	2,237,936
	Encore Wire Corp.	38,921	2,113,800
	Enerpac Tool Group Corp.	77,976	1,802,025
	EnerSys	55,063	3,962,333

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Ennis, Inc.	49,744	$1,037,660
	EnPro Industries, Inc.	29,781	1,740,402
	Equifax, Inc.	9,343	1,400,516
	ESCO Technologies, Inc.	40,876	3,922,461
	Espey Manufacturing & Electronics Corp.	3,027	62,054
#	EVI Industries, Inc.	1,100	29,436
#*	Evoqua Water Technologies Corp.	5,260	105,042
#*	ExOne Co. (The)	16,129	112,742
	Expeditors International of Washington, Inc.	10,629	776,342
	Exponent, Inc.	31,564	2,296,912
	Fastenal Co.	23,502	819,750
	Federal Signal Corp.	120,548	3,876,824
	FedEx Corp.	29,682	4,293,204
	Flowserve Corp.	18,900	882,252
	Fluor Corp.	30,132	539,061
	Forrester Research, Inc.	15,466	639,828
	Fortive Corp.	16,021	1,200,454
	Fortune Brands Home & Security, Inc.	43,953	3,020,011
	Forward Air Corp.	48,350	3,164,507
*	Franklin Covey Co.	24,297	772,645
	Franklin Electric Co., Inc.	67,057	3,868,518
*	FreightCar America, Inc.	24,288	39,104
*	FTI Consulting, Inc.	63,121	7,578,307
#*	Gardner Denver Holdings, Inc.	14,982	529,014
#	GATX Corp.	53,633	4,083,080
	Genco Shipping & Trading, Ltd.	3,414	26,868
*	Gencor Industries, Inc.	15,825	177,398
*	Generac Holdings, Inc.	37,372	3,871,365
	General Dynamics Corp.	19,237	3,374,939
	General Electric Co.	303,888	3,783,406
*	Gibraltar Industries, Inc.	48,703	2,655,288
*	GMS, Inc.	57,077	1,525,097
	Golden Ocean Group, Ltd.	14,670	65,722
*	Goldfield Corp. (The)	30,550	103,870
	Gorman-Rupp Co. (The)	50,017	1,846,127
*	GP Strategies Corp.	30,847	410,574
	Graco, Inc.	27,822	1,478,739
#	GrafTech International, Ltd.	1,708	18,327
	Graham Corp.	13,470	246,232
#	Granite Construction, Inc.	61,164	1,659,379
*	Great Lakes Dredge & Dock Corp.	120,895	1,265,771
	Greenbrier Cos., Inc. (The)	44,408	1,069,789
	Griffon Corp.	70,633	1,468,460
	H&E Equipment Services, Inc.	56,675	1,536,459
*	Harsco Corp.	71,652	1,067,615
#	Hawaiian Holdings, Inc.	66,736	1,860,600
*	HD Supply Holdings, Inc.	38,192	1,555,942
#	Healthcare Services Group, Inc.	9,321	238,618
	Heartland Express, Inc.	138,363	2,586,004
#	HEICO Corp.	9,094	1,113,378
	HEICO Corp., Class A	18,066	1,737,046
	Heidrick & Struggles International, Inc.	30,459	865,645
	Helios Technologies, Inc.	37,983	1,615,037
*	Herc Holdings, Inc.	52,159	2,092,619
*	Heritage-Crystal Clean, Inc.	22,138	627,612
	Herman Miller, Inc.	108,676	4,200,327
*	Hertz Global Holdings, Inc.	206,251	3,250,516
	Hexcel Corp.	42,016	3,118,428
*	Hill International, Inc.	109,361	361,985

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Hillenbrand, Inc.	80,154	$2,326,871
	HNI Corp.	70,785	2,546,136
	Honeywell International, Inc.	22,922	3,970,549
*	Houston Wire & Cable Co.	24,592	97,876
*	Hub Group, Inc., Class A	57,010	3,014,119
	Hubbell, Inc.	11,109	1,591,142
*	Hudson Global, Inc.	8,766	105,280
#*	Hudson Technologies, Inc.	1,225	1,004
	Huntington Ingalls Industries, Inc.	9,779	2,552,319
	Hurco Cos., Inc.	12,670	396,571
*	Huron Consulting Group, Inc.	39,844	2,582,290
	Hyster-Yale Materials Handling, Inc.	18,077	975,977
*	IAA Inc.	33,938	1,603,910
	ICF International, Inc.	32,049	2,807,172
	IDEX Corp.	11,576	1,896,728
*	IES Holdings, Inc.	21,406	535,364
	Ingersoll-Rand P.L.C.	20,633	2,748,935
*	InnerWorkings, Inc.	130,422	541,251
*	Innovative Solutions & Support, Inc.	16,826	95,908
	Insperity, Inc.	12,726	1,111,871
	Insteel Industries, Inc.	41,572	929,966
	Interface, Inc.	90,886	1,461,447
	ITT, Inc.	71,859	4,820,302
	Jacobs Engineering Group, Inc.	19,227	1,779,074
	JB Hunt Transport Services, Inc.	10,031	1,082,646
*	JELD-WEN Holding, Inc.	111,499	2,662,596
*	JetBlue Airways Corp.	349,450	6,929,593
	John Bean Technologies Corp.	11,047	1,248,201
	Johnson Controls International P.L.C.	99,354	3,919,515
	Kadant, Inc.	15,479	1,650,061
	Kaman Corp.	43,398	2,678,525
	Kansas City Southern	22,293	3,760,606
#	KAR Auction Services, Inc.	58,265	1,224,730
	Kelly Services, Inc., Class A	60,699	1,078,014
	Kelly Services, Inc., Class B	200	3,460
#	Kennametal, Inc.	54,198	1,695,855
	Kforce, Inc.	48,074	1,781,142
	Kimball International, Inc., Class B	80,142	1,505,067
*	Kirby Corp.	80,439	5,895,374
#	Knight-Swift Transportation Holdings, Inc.	118,834	4,406,365
	Knoll, Inc.	81,955	2,029,206
	Korn Ferry	90,697	3,716,763
*	Kratos Defense & Security Solutions, Inc.	131,044	2,403,347
	Landstar System, Inc.	19,002	2,104,472
*	Lawson Products, Inc.	13,445	634,873
*	LB Foster Co., Class A	13,873	235,286
	Lennox International, Inc.	6,618	1,541,862
*	Limbach Holdings, Inc.	8,911	34,931
#	Lincoln Electric Holdings, Inc.	20,483	1,826,674
#	Lindsay Corp.	12,354	1,235,771
*	LS Starrett Co. (The), Class A	14,544	81,883
	LSI Industries, Inc.	46,455	308,926
*	Lydall, Inc.	20,500	419,020
	Macquarie Infrastructure Corp.	11,653	514,014
#*	Manitex International, Inc.	18,500	106,190
*	Manitowoc Co., Inc. (The)	40,953	591,771
	ManpowerGroup, Inc.	21,890	2,002,716
	Marten Transport, Ltd.	74,983	1,556,647
	Masco Corp.	45,398	2,157,313

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Masonite International Corp.	44,525	$3,344,273
#*	MasTec, Inc.	119,034	6,874,213
*	Mastech Digital, Inc.	1,982	20,553
	Matson, Inc.	77,030	2,773,850
	Matthews International Corp., Class A	46,537	1,736,761
	McGrath RentCorp	43,845	3,390,095
*	Mercury Systems, Inc.	28,050	2,152,838
#*	Meritor, Inc.	83,218	1,823,306
*	Mesa Air Group, Inc.	22,450	191,723
*	Middleby Corp. (The)	9,563	1,072,586
	Miller Industries, Inc.	15,566	535,626
*	Mistras Group, Inc.	42,126	466,335
	Mobile Mini, Inc.	81,089	3,384,655
	Moog, Inc., Class A	43,144	3,866,134
*	MRC Global, Inc.	137,564	1,548,971
	MSA Safety, Inc.	13,313	1,805,243
	MSC Industrial Direct Co., Inc., Class A	24,221	1,648,723
	Mueller Industries, Inc.	91,613	2,672,351
	Mueller Water Products, Inc., Class A	233,242	2,717,269
*	MYR Group, Inc.	38,589	1,108,276
#	National Presto Industries, Inc.	10,028	864,313
*	Navistar International Corp.	21,536	788,648
	Nielsen Holdings P.L.C.	35,707	728,423
*	NL Industries, Inc.	51,658	173,571
#	NN, Inc.	70,388	607,448
	Nordson Corp.	12,091	2,041,686
	Norfolk Southern Corp.	41,621	8,665,908
	Northrop Grumman Corp.	13,622	5,102,393
*	Northwest Pipe Co.	13,935	456,093
*	NOW, Inc.	149,004	1,491,530
#*	NV5 Global, Inc.	17,856	1,109,036
	nVent Electric P.L.C.	59,079	1,471,067
	Old Dominion Freight Line, Inc.	21,910	4,299,399
#	Omega Flex, Inc.	4,638	488,845
*	Orion Group Holdings, Inc.	73,548	317,727
	Oshkosh Corp.	43,127	3,710,647
	Owens Corning	79,672	4,819,359
	PACCAR, Inc.	35,616	2,643,063
*	PAM Transportation Services, Inc.	7,870	420,337
	Pangaea Logistics Solutions, Ltd.	22,029	64,325
	Park Aerospace Corp.	23,762	367,598
	Parker-Hannifin Corp.	11,561	2,262,372
	Park-Ohio Holdings Corp.	14,982	440,471
	Patrick Industries, Inc.	38,694	2,007,445
	Patriot Transportation Holding, Inc.	2,586	31,032
	Pentair P.L.C.	71,698	3,077,995
*	Performant Financial Corp.	54,745	53,075
*	Perma-Fix Environmental Services	2,877	21,290
*	Perma-Pipe International Holdings, Inc.	5,730	51,742
*	PGT Innovations, Inc.	85,330	1,322,615
*	PICO Holdings, Inc.	33,012	328,469
	Powell Industries, Inc.	20,632	851,483
	Preformed Line Products Co.	6,904	377,096
	Primoris Services Corp.	82,712	1,764,247
*	Proto Labs, Inc.	10,838	1,121,733
#	Quad/Graphics, Inc.	68,022	289,094
	Quanex Building Products Corp.	63,811	1,130,731
	Quanta Services, Inc.	202,897	7,943,418
*	Radiant Logistics, Inc.	58,067	280,464

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Raven Industries, Inc.	46,445	$1,456,515
	Raytheon Co.	17,714	3,913,731
*	RBC Bearings, Inc.	16,017	2,490,804
*	RCM Technologies, Inc.	12,068	32,946
	Regal Beloit Corp.	57,685	4,525,965
	Republic Services, Inc.	38,879	3,695,449
*	Resideo Technologies, Inc.	74,219	755,549
	Resources Connection, Inc.	62,952	958,444
	REV Group, Inc.	63,578	635,780
*	Rexnord Corp.	150,910	4,927,211
	Robert Half International, Inc.	24,849	1,445,466
#	Rollins, Inc.	37,797	1,434,396
	Roper Technologies, Inc.	5,710	2,179,279
	Rush Enterprises, Inc., Class A	59,106	2,541,558
	Rush Enterprises, Inc., Class B	7,606	337,402
	Ryder System, Inc.	83,727	3,995,452
*	Saia, Inc.	42,288	3,683,285
	Schneider National, Inc., Class B	8,478	188,805
	Scorpio Bulkers, Inc.	97,352	357,282
*	Sensata Technologies Holding P.L.C.	22,104	1,044,856
	Servotronics, Inc.	1,499	15,927
*	SIFCO Industries, Inc.	4,888	21,947
	Simpson Manufacturing Co., Inc.	62,590	5,174,315
#*	SiteOne Landscape Supply, Inc.	10,251	989,734
	SkyWest, Inc.	86,946	4,796,811
	Snap-on, Inc.	11,787	1,881,559
	Southwest Airlines Co.	65,711	3,612,791
*	SP Plus Corp.	39,895	1,668,010
	Spartan Motors, Inc.	48,295	821,015
	Spirit AeroSystems Holdings, Inc., Class A	24,712	1,614,188
*	Spirit Airlines, Inc.	126,701	5,203,610
*	SPX Corp.	48,883	2,398,689
*	SPX FLOW, Inc.	61,943	2,709,387
	Standex International Corp.	18,190	1,329,507
	Stanley Black & Decker, Inc.	18,154	2,892,477
	Steelcase, Inc., Class A	144,305	2,685,516
#*	Stericycle, Inc.	11,451	717,749
*	Sterling Construction Co., Inc.	39,303	517,817
#*	Sunrun, Inc.	118,312	2,014,853
	Systemax, Inc.	34,554	817,202
#*	Team, Inc.	48,586	660,770
#*	Tecogen, Inc.	4,787	10,053
*	Teledyne Technologies, Inc.	11,941	4,359,181
	Tennant Co.	21,903	1,691,350
	Terex Corp.	96,821	2,454,412
	Tetra Tech, Inc.	60,204	5,153,462
#*	Textainer Group Holdings, Ltd.	67,025	634,727
	Textron, Inc.	56,647	2,601,797
*	Thermon Group Holdings, Inc.	49,953	1,183,886
	Timken Co. (The)	60,233	3,164,039
	Titan International, Inc.	171,343	490,041
*	Titan Machinery, Inc.	34,363	419,572
	Toro Co. (The)	15,600	1,248,312
#*	TPI Composites, Inc.	16,733	347,210
*	Transcat, Inc.	7,856	240,394
#	TransDigm Group, Inc.	4,939	3,177,160
	TransUnion	12,705	1,165,049
#*	Trex Co., Inc.	26,982	2,650,712
*	TriMas Corp.	65,567	1,883,740

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	TriNet Group, Inc.	23,797	$1,357,857
#	Trinity Industries, Inc.	221,900	4,511,227
	Triton International, Ltd.	141,024	5,295,451
	Triumph Group, Inc.	18,187	371,560
*	TrueBlue, Inc.	73,050	1,600,526
#*	Tutor Perini Corp.	74,797	842,214
*	Twin Disc, Inc.	17,482	170,450
#*	U.S. Xpress Enterprises, Inc., Class A	3,644	19,896
*	Ultralife Corp.	19,727	137,103
	UniFirst Corp.	17,486	3,565,920
	Union Pacific Corp.	37,939	6,807,015
*	United Airlines Holdings, Inc.	45,529	3,405,569
*	United Rentals, Inc.	26,585	3,607,319
	United Technologies Corp.	67,283	10,105,907
#*	Univar Solutions, Inc.	30,798	663,697
	Universal Forest Products, Inc.	102,558	4,912,528
	Universal Logistics Holdings, Inc.	31,241	527,973
#	US Ecology, Inc.	27,263	1,472,475
#*	USA Truck, Inc.	16,095	91,581
	Valmont Industries, Inc.	13,308	1,890,534
*	Vectrus, Inc.	18,084	1,008,183
	Verisk Analytics, Inc.	12,650	2,055,246
*	Veritiv Corp.	38,076	536,110
	Viad Corp.	37,841	2,459,665
#*	Vicor Corp.	23,646	1,183,482
	Virco Manufacturing Corp.	21,597	87,036
*	Volt Information Sciences, Inc.	81,500	205,380
	VSE Corp.	18,642	579,953
	Wabash National Corp.	124,906	1,448,910
*	WABCO Holdings, Inc.	8,765	1,188,972
#	Wabtec Corp.	19,274	1,423,578
	Waste Management, Inc.	23,011	2,800,439
#	Watsco, Inc.	11,275	1,960,948
	Watsco, Inc., Class B	1,205	211,459
	Watts Water Technologies, Inc., Class A	40,033	3,991,690
#*	Welbilt, Inc.	28,056	423,365
	Werner Enterprises, Inc.	134,974	4,975,142
*	WESCO International, Inc.	59,765	2,893,224
#*	Willdan Group, Inc.	11,989	397,196
*	Willis Lease Finance Corp.	8,183	485,252
*	WillScot Corp.	61,238	1,154,336
	Woodward, Inc.	35,519	4,131,215
	WW Grainger, Inc.	7,963	2,410,161
#*	XPO Logistics, Inc.	46,284	4,115,573
#	Xylem, Inc.	31,203	2,548,037
#*	YRC Worldwide, Inc.	227,801	514,830
TOTAL INDUSTRIALS			765,183,466
INFORMATION TECHNOLOGY — (14.8%)
#*	2U, Inc.	4,541	89,957
#*	3D Systems Corp.	114,124	1,242,810
#*	Acacia Communications, Inc.	39,999	2,741,931
*	ACI Worldwide, Inc.	115,684	3,985,314
#*	ADDvantage Technologies Group, Inc.	7,160	16,182
	ADTRAN, Inc.	135,676	1,227,868
*	Advanced Energy Industries, Inc.	52,261	3,655,134
*	Agilysys, Inc.	36,408	1,183,260
*	Akamai Technologies, Inc.	17,530	1,636,425
*	Alarm.com Holdings, Inc.	6,630	291,256

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alithya Group, Inc., Class A	10,105	$29,203
*	ALJ Regional Holdings, Inc.	26,775	31,327
	Alliance Data Systems Corp.	10,915	1,121,953
*	Alpha & Omega Semiconductor, Ltd.	49,719	606,075
#*	Altair Engineering, Inc., Class A	4,241	156,705
*	Ambarella, Inc.	30,687	1,814,829
	Amdocs, Ltd.	26,170	1,882,931
	American Software, Inc., Class A	34,705	518,146
*	Amkor Technology, Inc.	409,588	4,607,865
	Amphenol Corp., Class A	24,270	2,414,137
*	Amtech Systems, Inc.	12,576	64,515
	Analog Devices, Inc.	26,772	2,938,227
*	Anixter International, Inc.	60,506	5,905,386
*	ANSYS, Inc.	7,175	1,968,318
#*	Appfolio, Inc., Class A	3,502	460,303
	Apple, Inc.	152,967	47,344,816
	Applied Materials, Inc.	70,077	4,063,765
#*	Applied Optoelectronics, Inc.	775	8,757
*	Arista Networks, Inc.	8,033	1,794,090
*	Arlo Technologies, Inc.	145,559	621,537
*	Arrow Electronics, Inc.	78,718	5,977,845
*	Aspen Technology, Inc.	13,964	1,661,437
	AstroNova, Inc.	7,311	90,949
#*	Asure Software, Inc.	15,001	126,458
*	Autodesk, Inc.	4,250	836,612
#*	Avaya Holdings Corp.	112,353	1,434,748
*	Aviat Networks, Inc.	9,191	124,446
*	Avid Technology, Inc.	28,834	242,350
	Avnet, Inc.	109,967	4,012,696
	AVX Corp.	156,758	3,177,485
*	Aware, Inc.	18,447	66,409
*	Axcelis Technologies, Inc.	51,440	1,242,276
*	AXT, Inc.	67,692	263,999
	Badger Meter, Inc.	36,009	2,126,692
	Bel Fuse, Inc., Class A	3,300	46,860
	Bel Fuse, Inc., Class B	16,034	277,709
	Belden, Inc.	58,917	2,902,841
	Benchmark Electronics, Inc.	89,328	2,749,516
*	BK Technologies Corp.	7,900	22,515
*	Black Knight, Inc.	38,072	2,547,778
	Blackbaud, Inc.	12,179	953,981
	Booz Allen Hamilton Holding Corp.	20,056	1,565,170
*	Bottomline Technologies De, Inc.	22,107	1,184,935
	Broadcom, Inc.	21,773	6,644,249
	Broadridge Financial Solutions, Inc.	21,325	2,540,874
#*	BroadVision, Inc.	4,752	13,971
	Brooks Automation, Inc.	99,024	3,770,834
*	BSQUARE Corp.	22,217	32,437
	Cabot Microelectronics Corp.	37,421	5,445,130
*	CACI International, Inc., Class A	25,757	6,888,452
*	Cadence Design Systems, Inc.	32,200	2,321,942
*	CalAmp Corp.	32,921	316,700
*	Calix, Inc.	98,723	904,303
#*	Cardtronics P.L.C., Class A	79,978	3,599,010
	Cass Information Systems, Inc.	22,803	1,231,818
*	CCUR Holdings, Inc.	7,430	32,692
	CDK Global, Inc.	8,880	476,678
	CDW Corp.	27,749	3,619,857
	Cerence Inc.	22,748	485,670

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CEVA, Inc.	26,549	$726,115
*	ChannelAdvisor Corp.	3,913	36,626
*	Ciena Corp.	122,365	4,976,585
*	Cirrus Logic, Inc.	99,060	7,608,799
	Cisco Systems, Inc.	237,876	10,935,160
	Citrix Systems, Inc.	10,116	1,226,261
*	Clearfield, Inc.	10,460	133,051
#*	ClearOne, Inc.	5,532	10,179
	Cognex Corp.	10,076	513,574
	Cognizant Technology Solutions Corp., Class A	20,103	1,233,922
#*	Coherent, Inc.	3,708	524,422
	Cohu, Inc.	54,502	1,219,210
*	CommScope Holding Co., Inc.	21,838	266,096
	Communications Systems, Inc.	12,722	78,240
*	CommVault Systems, Inc.	1,198	53,934
*	Computer Task Group, Inc.	23,188	138,200
	Comtech Telecommunications Corp.	30,405	879,009
*	Conduent, Inc.	211,329	904,488
	CoreLogic, Inc.	56,455	2,625,157
*	Cornerstone OnDemand Inc.	500	29,400
	Corning, Inc.	139,894	3,733,771
*	Cree, Inc.	85,095	3,956,067
	CSG Systems International, Inc.	49,189	2,450,596
	CSP, Inc.	2,269	31,879
	CTS Corp.	64,349	1,886,069
*	CyberOptics Corp.	7,973	179,153
	Cypress Semiconductor Corp.	242,616	5,660,231
	Daktronics, Inc.	67,520	398,368
*	DASAN Zhone Solutions, Inc.	13,943	123,535
*	Data I/O Corp.	3,826	15,534
*	Dell Technologies, Inc., Class C	10,082	491,699
#*	Diebold Nixdorf, Inc.	8,788	101,150
*	Digi International, Inc.	40,420	638,434
*	Diodes, Inc.	90,579	4,677,500
	Dolby Laboratories, Inc., Class A	37,536	2,602,746
*	DSP Group, Inc.	29,069	420,338
	DXC Technology Co.	84,768	2,702,404
#	Ebix, Inc.	40,912	1,408,600
*	EchoStar Corp., Class A	62,434	2,491,429
*	EMCORE Corp.	73,665	248,251
*	Endurance International Group Holdings, Inc.	65,016	306,876
	Entegris, Inc.	97,200	5,031,072
#*	Envestnet, Inc.	11,881	937,054
*	EPAM Systems, Inc.	7,474	1,705,118
*	ePlus, Inc.	22,973	1,831,408
*	Euronet Worldwide, Inc.	17,291	2,725,753
	EVERTEC, Inc.	11,420	383,369
*	ExlService Holdings, Inc.	48,576	3,551,391
*	F5 Networks, Inc.	5,100	622,812
*	Fabrinet	65,866	4,152,193
*	Fair Isaac Corp.	7,249	2,916,853
*	FARO Technologies, Inc.	26,510	1,369,507
	Fidelity National Information Services, Inc.	40,739	5,852,565
#*	First Solar, Inc.	68,637	3,403,022
*	Fiserv, Inc.	5,413	642,036
#*	Fitbit, Inc., Class A	249,795	1,628,663
*	FleetCor Technologies, Inc.	8,593	2,708,771
*	Flex, Ltd.	202,097	2,657,576
	FLIR Systems, Inc.	52,141	2,687,347

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FormFactor, Inc.	118,469	$2,998,450
*	Fortinet, Inc.	7,132	822,748
*	Frequency Electronics, Inc.	8,185	75,711
*	Gartner, Inc.	12,003	1,929,842
#*	Genasys, Inc.	5,386	20,575
	Genpact, Ltd.	66,831	2,958,608
	Global Payments, Inc.	23,338	4,561,412
	GlobalSCAPE, Inc.	11,862	136,887
#*	Globant SA	11,214	1,375,958
*	GSE Systems, Inc.	26,843	38,922
*	GSI Technology, Inc.	26,474	214,704
#*	GTT Communications, Inc.	42,732	506,374
#*	Guidewire Software, Inc.	5,703	641,587
	Hackett Group, Inc. (The)	46,964	725,829
#*	Harmonic, Inc.	180,054	1,266,680
	Hewlett Packard Enterprise Co.	472,548	6,582,594
	HP, Inc.	122,449	2,610,613
*	HubSpot, Inc.	1,641	296,923
*	Ichor Holdings, Ltd.	35,689	1,191,656
*	IEC Electronics Corp.	7,468	60,117
#*	II-VI, Inc.	114,241	3,844,210
#*	Immersion Corp.	24,423	178,776
#*	Infinera Corp.	215,124	1,585,464
*	Information Services Group, Inc.	28,020	75,654
#*	Innodata, Inc.	21,458	24,462
*	Inphi Corp.	8,004	607,984
#*	Inseego Corp.	6,476	43,454
*	Insight Enterprises, Inc.	64,391	4,241,435
	Intel Corp.	578,019	36,952,755
	InterDigital, Inc.	50,773	2,805,208
#*	Internap Corp.	16,678	16,678
*	inTEST Corp.	8,305	44,930
*	Intevac, Inc.	26,456	158,736
*	IPG Photonics Corp.	13,262	1,693,160
*	Iteris, Inc.	13,000	65,780
*	Itron, Inc.	46,791	3,825,164
#	j2 Global, Inc.	32,238	3,090,335
	Jabil, Inc.	155,324	6,040,550
	Jack Henry & Associates, Inc.	12,784	1,911,719
	Juniper Networks, Inc.	155,347	3,563,660
	KBR, Inc.	226,577	6,162,894
	KEMET Corp.	100,050	2,605,302
*	Key Tronic Corp.	11,045	64,061
*	Keysight Technologies, Inc.	30,814	2,865,394
*	Kimball Electronics, Inc.	29,728	480,999
	KLA Corp.	17,987	2,981,165
*	Knowles Corp.	205,659	4,057,652
#*	Kopin Corp.	41,440	16,990
	Kulicke & Soffa Industries, Inc.	127,139	3,291,629
*	KVH Industries, Inc.	24,237	249,399
	Lam Research Corp.	16,776	5,002,771
*	Lattice Semiconductor Corp.	169,515	3,152,979
	Leidos Holdings, Inc.	19,844	1,993,727
*	LGL Group, Inc. (The)	2,275	31,622
*	Limelight Networks, Inc.	131,814	657,752
	Littelfuse, Inc.	11,638	2,058,879
*	LiveRamp Holdings, Inc.	96,244	3,872,859
	LogMeIn, Inc.	54,740	4,705,998
#*	Lumentum Holdings, Inc.	31,917	2,418,351

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Luna Innovations, Inc.	15,206	$124,537
#*	MACOM Technology Solutions Holdings, Inc.	44,352	1,260,484
*	MagnaChip Semiconductor Corp.	17,121	230,277
*	Manhattan Associates, Inc.	20,679	1,767,227
	ManTech International Corp., Class A	45,788	3,675,861
*	Marin Software, Inc.	1,125	1,609
#	Marvell Technology Group, Ltd.	97,579	2,345,799
	Maxim Integrated Products, Inc.	18,551	1,115,286
	MAXIMUS, Inc.	28,040	2,011,870
*	MaxLinear, Inc.	74,261	1,447,347
	Methode Electronics, Inc.	53,978	1,767,779
#	Microchip Technology, Inc.	18,917	1,844,029
*	Micron Technology, Inc.	234,411	12,444,880
	Microsoft Corp.	278,222	47,361,731
*	MicroStrategy, Inc., Class A	12,085	1,837,283
*	Mimecast, Ltd.	5,472	279,236
	MKS Instruments, Inc.	33,901	3,553,503
#*	MoneyGram International, Inc.	3,039	6,260
	Monolithic Power Systems, Inc.	6,826	1,168,406
	Motorola Solutions, Inc.	14,175	2,508,975
	MTS Systems Corp.	24,693	1,251,688
#*	Napco Security Technologies, Inc.	18,220	535,668
	National Instruments Corp.	35,566	1,587,311
#*	NCR Corp.	45,632	1,538,711
*	NeoPhotonics Corp.	83,589	637,784
	NetApp, Inc.	35,822	1,912,895
*	NETGEAR, Inc.	55,174	1,419,075
*	Netscout Systems, Inc.	118,000	3,033,780
*	NetSol Technologies, Inc.	4,255	17,658
	Network-1 Technologies, Inc.	6,962	17,335
*	New Relic, Inc.	973	64,228
	NIC, Inc.	35,626	702,901
	NortonLifeLock Inc.	52,425	1,489,918
*	Novanta, Inc.	26,020	2,360,795
*	Nuance Communications, Inc.	89,376	1,690,994
	NVE Corp.	3,647	267,544
#*	Okta, Inc.	3,915	501,316
*	ON Semiconductor Corp.	121,400	2,810,410
*	OneSpan, Inc.	52,987	880,644
*	Onto Innovation Inc.	87,382	3,315,273
*	Optical Cable Corp.	6,626	22,528
	Oracle Corp.	141,867	7,440,924
*	OSI Systems, Inc.	25,683	2,222,607
#*	PAR Technology Corp.	13,939	474,344
*	Paycom Software, Inc.	14,493	4,611,093
*	Paylocity Holding Corp.	4,147	588,418
*	PayPal Holdings, Inc.	38,237	4,354,812
	PC Connection, Inc.	38,027	1,895,266
	PC-Tel, Inc.	70,419	566,873
*	PDF Solutions, Inc.	39,463	621,937
	Pegasystems, Inc.	8,622	743,303
*	Perceptron, Inc.	16,338	99,825
*	Perficient, Inc.	60,810	3,022,257
	Perspecta, Inc.	32,922	924,121
*	PFSweb, Inc.	19,936	85,924
*	Photronics, Inc.	173,469	2,216,934
*	Pixelworks, Inc.	12,025	48,100
#	Plantronics, Inc.	6,716	192,884
*	Plexus Corp.	54,278	3,860,251

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Power Integrations, Inc.	26,114	$2,550,554
#*	Powerfleet, Inc.	8,720	65,749
*	PRGX Global, Inc.	28,843	114,218
	Progress Software Corp.	53,908	2,432,868
*	Proofpoint, Inc.	879	107,950
*	PTC, Inc.	4,999	415,517
*	Pure Storage, Inc., Class A	10,778	191,848
	QAD, Inc., Class A	13,691	704,402
	QAD, Inc., Class B	2,342	87,837
*	Qorvo, Inc.	27,444	2,905,222
*	Qualstar Corp.	1,082	5,973
#*	Qualys, Inc.	9,699	831,592
*	Qumu Corp.	8,612	20,755
*	Rambus, Inc.	157,538	2,500,128
*	RealNetworks, Inc.	165,277	218,166
#*	RealPage, Inc.	6,900	402,615
	RF Industries, Ltd.	7,730	46,303
*	Ribbon Communications, Inc.	151,170	426,299
	Richardson Electronics, Ltd.	15,984	84,236
#*	RingCentral, Inc., Class A	1,303	267,871
*	Rogers Corp.	25,642	3,019,345
*	Rosetta Stone, Inc.	16,333	280,111
	Sabre Corp.	12,981	279,611
*	salesforce.com, Inc.	2,777	506,275
*	Sanmina Corp.	136,798	4,355,648
	Sapiens International Corp. NV	3,763	95,693
*	ScanSource, Inc.	46,226	1,612,825
	Science Applications International Corp.	30,843	2,707,090
*	Seachange International, Inc.	69,606	309,051
#	Seagate Technology P.L.C.	26,898	1,532,917
*	Semtech Corp.	64,789	3,122,182
*	Silicon Laboratories, Inc.	11,881	1,168,021
	Skyworks Solutions, Inc.	22,122	2,503,104
*	SMART Global Holdings, Inc.	19,788	596,806
*	SMTC Corp.	7,288	27,148
#*	SolarEdge Technologies, Inc.	22,033	2,156,149
*	SPS Commerce, Inc.	10,938	621,607
	SS&C Technologies Holdings, Inc.	30,610	1,928,736
*	StarTek, Inc.	22,597	172,415
*	Steel Connect, Inc.	90,589	126,825
#*	Stratasys, Ltd.	76,918	1,382,986
*	Super Micro Computer, Inc.	15,348	429,130
*	Sykes Enterprises, Inc.	78,760	2,645,548
*	Synacor, Inc.	4,400	6,600
#*	Synaptics, Inc.	56,427	3,763,117
#*	Synchronoss Technologies, Inc.	68,298	373,249
	SYNNEX Corp.	64,671	8,909,077
*	Synopsys, Inc.	19,173	2,828,209
	TE Connectivity, Ltd.	30,720	2,831,770
*	Tech Data Corp.	51,682	7,439,107
*	Telaria, Inc.	46,689	473,893
*	Telenav, Inc.	70,286	315,584
*	Teradata Corp.	44,201	1,075,852
	Teradyne, Inc.	35,733	2,358,021
	TESSCO Technologies, Inc.	11,533	71,505
	TiVo Corp.	186,876	1,360,457
#*	Trade Desk, Inc. (The), Class A	2,150	578,737
	TransAct Technologies, Inc.	10,316	108,524
*	Trimble, Inc.	20,226	860,009

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Trio-Tech International	2,616	$11,981
*	TSR, Inc.	722	2,780
	TTEC Holdings, Inc.	43,897	1,743,589
#*	TTM Technologies, Inc.	189,945	2,733,309
#*	Twilio, Inc., Class A	1,622	201,679
*	Tyler Technologies, Inc.	3,568	1,154,890
#	Ubiquiti, Inc.	13,662	2,232,644
#*	Ultra Clean Holdings, Inc.	41,777	961,289
#*	Unisys Corp.	52,220	507,056
	Universal Display Corp.	5,611	988,490
#*	Upland Software, Inc.	1,629	63,596
*	Veeco Instruments, Inc.	113,734	1,450,108
*	Verint Systems, Inc.	74,756	4,335,848
*	VeriSign, Inc.	7,900	1,644,306
*	ViaSat, Inc.	36,141	2,300,375
*	Viavi Solutions, Inc.	246,371	3,473,831
*	Virtusa Corp.	47,406	1,973,986
	Vishay Intertechnology, Inc.	204,441	4,148,108
*	Vishay Precision Group, Inc.	19,686	679,954
	Wayside Technology Group, Inc.	4,672	74,986
	Western Digital Corp.	80,387	5,265,348
#	Western Union Co. (The)	46,124	1,240,736
*	WEX, Inc.	4,464	968,331
*	Wireless Telecom Group, Inc.	6,719	8,802
*	Xerox Holdings Corp.	120,460	4,284,762
	Xilinx, Inc.	22,883	1,933,156
	Xperi Corp.	61,111	983,276
*	Zebra Technologies Corp., Class A	13,388	3,200,000
*	Zendesk, Inc.	1,720	148,608
#*	Zix Corp.	45,198	305,086
TOTAL INFORMATION TECHNOLOGY			701,404,296
MATERIALS — (4.8%)
*	AdvanSix, Inc.	39,231	734,404
*	AgroFresh Solutions, Inc.	3,431	8,029
	Air Products & Chemicals, Inc.	10,695	2,553,003
#*	AK Steel Holding Corp.	345,942	954,800
#	Albemarle Corp.	13,238	1,062,747
*	Alcoa Corp.	98,307	1,371,383
#*	Allegheny Technologies, Inc.	140,972	2,431,767
*	Amcor, PLC.	372,493	3,944,701
*	American Biltrite, Inc.	22	8,910
	American Vanguard Corp.	53,072	991,385
*	Ampco-Pittsburgh Corp.	20,877	60,543
	AptarGroup, Inc.	27,809	3,212,218
	Ashland Global Holdings, Inc.	60,236	4,456,259
	Avery Dennison Corp.	19,760	2,593,302
*	Axalta Coating Systems, Ltd.	51,587	1,486,221
	Balchem Corp.	26,488	2,861,234
	Ball Corp.	25,400	1,833,372
*	Berry Global Group, Inc.	24,019	1,021,288
	Boise Cascade Co.	63,957	2,315,243
	Cabot Corp.	51,907	2,068,494
	Carpenter Technology Corp.	83,077	3,301,480
	Celanese Corp.	20,921	2,165,324
*	Century Aluminum Co.	112,250	593,803
	CF Industries Holdings, Inc.	58,752	2,366,531
	Chase Corp.	10,420	958,327
#	Chemours Co. (The)	19,024	263,863

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Clearwater Paper Corp.	23,690	$668,058
#	Cleveland-Cliffs, Inc.	125,505	881,045
*	Coeur Mining, Inc.	324,058	1,954,070
	Commercial Metals Co.	217,110	4,461,610
#	Compass Minerals International, Inc.	51,723	2,994,244
*	Contango ORE, Inc.	1,008	19,354
*	Core Molding Technologies, Inc.	11,901	37,607
*	Corteva, Inc.	67,141	1,941,718
*	Crown Holdings, Inc.	6,500	481,195
	Domtar Corp.	117,520	4,092,046
*	Dow, Inc.	55,078	2,537,443
	DuPont de Nemours, Inc.	55,078	2,818,892
#	Eagle Materials, Inc.	26,397	2,406,614
	Eastman Chemical Co.	37,826	2,695,859
	Ecolab, Inc.	9,795	1,920,897
*	Element Solutions, Inc.	362,125	4,236,862
*	Ferro Corp.	99,861	1,366,098
*	Ferroglobe P.L.C.	156,302	133,216
#*	Flotek Industries, Inc.	68,822	116,997
	FMC Corp.	14,998	1,433,659
	Freeport-McMoRan, Inc.	220,675	2,449,493
	Friedman Industries, Inc.	10,403	61,061
	FutureFuel Corp.	60,794	666,302
*	GCP Applied Technologies, Inc.	83,770	1,861,369
#	Gold Resource Corp.	69,961	384,786
	Graphic Packaging Holding Co.	252,443	3,945,684
	Greif, Inc., Class A	41,010	1,657,624
	Greif, Inc., Class B	9,363	443,806
	Hawkins, Inc.	16,847	703,868
	Haynes International, Inc.	20,248	542,849
#	HB Fuller Co.	78,151	3,611,358
#	Hecla Mining Co.	680,940	2,063,248
	Huntsman Corp.	125,219	2,574,503
*	Ingevity Corp.	19,251	1,255,550
	Innophos Holdings, Inc.	34,260	1,094,950
	Innospec, Inc.	36,126	3,638,972
#	International Flavors & Fragrances, Inc.	5,882	771,189
	International Paper Co.	40,171	1,635,763
*	Intrepid Potash, Inc.	149,731	356,360
	Kaiser Aluminum Corp.	21,204	2,123,581
*	Koppers Holdings, Inc.	25,873	811,895
*	Kraton Corp.	45,250	744,363
#	Kronos Worldwide, Inc.	98,683	1,069,724
	Linde P.L.C.	10,477	2,128,193
#*	Livent Corp.	29,915	281,500
	Louisiana-Pacific Corp.	108,144	3,317,858
*	LSB Industries, Inc.	40,718	122,968
	LyondellBasell Industries NV, Class A	17,552	1,366,599
	Martin Marietta Materials, Inc.	9,888	2,608,454
	Materion Corp.	41,770	2,268,111
#*	McEwen Mining, Inc.	189,521	217,949
	Mercer International, Inc.	113,545	1,250,130
	Minerals Technologies, Inc.	53,485	2,895,143
	Mosaic Co. (The)	169,377	3,360,440
	Myers Industries, Inc.	62,972	1,018,887
	Neenah, Inc.	28,287	1,885,046
	NewMarket Corp.	1,937	851,544
	Newmont Corp.	78,092	3,518,826
#	Nexa Resources SA	6,034	47,850

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Northern Technologies International Corp.	7,510	$106,642
	Nucor Corp.	96,966	4,604,915
	O-I Glass, Inc.	199,180	2,513,652
	Olin Corp.	184,349	2,741,270
	Olympic Steel, Inc.	23,685	348,170
*	OMNOVA Solutions, Inc.	93,009	940,321
	Packaging Corp. of America	21,650	2,072,988
	PH Glatfelter Co.	69,980	1,168,666
	PolyOne Corp.	53,559	1,777,088
	PPG Industries, Inc.	12,416	1,487,933
#	Quaker Chemical Corp.	4,881	810,344
	Rayonier Advanced Materials, Inc.	132,111	406,902
	Reliance Steel & Aluminum Co.	86,542	9,935,022
*	Resolute Forest Products, Inc.	125,081	436,533
#	Royal Gold, Inc.	48,449	5,587,139
	RPM International, Inc.	22,108	1,577,848
*	Ryerson Holding Corp.	54,421	557,815
	Schnitzer Steel Industries, Inc., Class A	40,837	656,659
	Schweitzer-Mauduit International, Inc.	49,516	1,734,545
#	Scotts Miracle-Gro Co. (The)	10,869	1,334,061
	Sealed Air Corp.	36,593	1,299,052
	Sensient Technologies Corp.	35,028	2,092,923
	Silgan Holdings, Inc.	54,333	1,676,716
	Sonoco Products Co.	76,353	4,362,810
	Southern Copper Corp.	2,800	105,504
	Steel Dynamics, Inc.	75,609	2,259,197
	Stepan Co.	37,169	3,666,722
*	Summit Materials, Inc., Class A	107,591	2,363,774
	SunCoke Energy, Inc.	121,723	715,731
*	Synalloy Corp.	9,826	126,068
	Tecnoglass, Inc.	4,328	32,763
#*	TimkenSteel Corp.	123,206	786,054
*	Trecora Resources	31,420	212,713
	Tredegar Corp.	39,626	806,389
	Trinseo SA	43,068	1,236,913
*	Tronox Holdings P.L.C., Class A	83,405	705,606
*	UFP Technologies, Inc.	6,172	287,800
	United States Lime & Minerals, Inc.	7,942	712,795
#	United States Steel Corp.	164,257	1,489,811
#*	Universal Stainless & Alloy Products, Inc.	15,597	206,660
#*	US Concrete, Inc.	24,017	854,765
	Valvoline, Inc.	50,527	1,065,109
*	Venator Materials P.L.C	17,600	48,224
*	Verso Corp., Class A	83,767	1,411,474
	Vulcan Materials Co.	17,482	2,475,976
	Warrior Met Coal, Inc.	64,306	1,212,811
	Westlake Chemical Corp.	28,152	1,722,902
	WestRock Co.	125,687	4,901,793
	Worthington Industries, Inc.	98,581	3,625,809
	WR Grace & Co.	11,437	770,396
TOTAL MATERIALS			228,457,684
REAL ESTATE — (0.5%)
#*	Altisource Asset Management Corp.	1,120	15,131
#*	Altisource Portfolio Solutions SA	3,002	55,837
*	CBRE Group, Inc., Class A	33,494	2,044,809
*	CKX Lands, Inc.	465	4,509
	Consolidated-Tomoka Land Co.	8,853	561,811
#*	Five Point Holdings LLC, Class A	11,936	96,801

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Forestar Group, Inc.	11,719	$237,544
*	FRP Holdings, Inc.	12,520	592,697
	Griffin Industrial Realty, Inc.	5,473	221,656
*	Howard Hughes Corp. (The)	29,979	3,647,845
#*	InterGroup Corp. (The)	235	8,577
	Jones Lang LaSalle, Inc.	18,005	3,057,609
#	Kennedy-Wilson Holdings, Inc.	217,568	4,690,766
*	Marcus & Millichap, Inc.	51,537	1,824,410
#*	Maui Land & Pineapple Co., Inc.	5,786	60,464
	Newmark Group, Inc., Class A	126,541	1,489,388
*	Rafael Holdings, Inc., Class B	20,949	424,008
	RE/MAX Holdings, Inc., Class A	24,818	950,033
#	Realogy Holdings Corp.	130,149	1,378,278
	RMR Group, Inc. (The), Class A	10,434	480,694
#*	St Joe Co. (The)	76,556	1,608,442
*	Stratus Properties, Inc.	11,167	332,218
*	Tejon Ranch Co.	39,369	633,841
*	Trinity Place Holdings, Inc.	17,198	56,753
TOTAL REAL ESTATE			24,474,121
UTILITIES — (1.2%)
	AES Corp.	68,477	1,359,953
	ALLETE, Inc.	9,015	752,572
	Alliant Energy Corp.	106	6,292
#	American States Water Co.	15,179	1,344,252
*	AquaVenture Holdings, Ltd.	5,147	138,969
	Artesian Resources Corp., Class A	5,487	206,970
	Atlantica Yield P.L.C.	43,996	1,263,785
	Atmos Energy Corp.	12,334	1,443,448
#	Avangrid, Inc.	12,994	692,060
	Avista Corp.	20,799	1,057,629
	Black Hills Corp.	14,223	1,180,936
	California Water Service Group	22,593	1,187,488
	Chesapeake Utilities Corp.	8,754	842,222
	Clearway Energy, Inc., Class A	10,103	209,031
	Clearway Energy, Inc., Class C	17,750	375,768
	CMS Energy Corp.	17,300	1,185,223
	Consolidated Water Co., Ltd.	17,333	296,568
	El Paso Electric Co.	18,380	1,251,494
	Essential Utilities, Inc.	21,570	1,120,346
	Evergy, Inc.	28,535	2,059,086
#	Eversource Energy	15,733	1,454,359
#	Genie Energy, Ltd., Class B	24,408	176,470
#	Hawaiian Electric Industries, Inc.	23,207	1,135,054
	IDACORP, Inc.	9,260	1,038,879
	MDU Resources Group, Inc.	65,075	1,926,871
	MGE Energy, Inc.	14,929	1,193,275
	Middlesex Water Co.	10,118	660,301
#	National Fuel Gas Co.	11,930	515,257
	New Jersey Resources Corp.	44,518	1,839,484
	NiSource, Inc.	34,403	1,008,352
	Northwest Natural Holding Co.	12,738	934,714
	NorthWestern Corp.	22,368	1,721,665
	NRG Energy, Inc.	44,784	1,652,082
	OGE Energy Corp.	16,299	747,309
	ONE Gas, Inc.	11,667	1,102,531
#	Ormat Technologies, Inc.	69,266	5,490,023
	Otter Tail Corp.	20,257	1,084,965
	Pattern Energy Group, Inc., Class A	48,334	1,300,668

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Pinnacle West Capital Corp.	7,400	$722,906
#	PNM Resources, Inc.	34,626	1,877,768
	Portland General Electric Co.	16,898	1,039,227
*	Pure Cycle Corp.	2,900	37,671
	RGC Resources, Inc.	1,634	41,373
	SJW Group	12,353	906,093
#	South Jersey Industries, Inc.	38,679	1,191,313
	Southwest Gas Holdings, Inc.	11,066	835,594
#	Spark Energy, Inc., Class A	2,524	23,953
	Spire, Inc.	9,628	811,833
	TerraForm Power, Inc., Class A	25,689	464,714
	UGI Corp.	26,511	1,102,592
	Unitil Corp.	9,001	555,272
	Vistra Energy Corp.	177,590	3,999,327
	WEC Energy Group, Inc.	7,951	794,225
	York Water Co. (The)	7,798	369,313
TOTAL UTILITIES			57,729,525
TOTAL COMMON STOCKS			4,527,431,409
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	14,980	408,205
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*»	Parker Drilling Co. Warrants 09/16/2024	1,033	0
TOTAL INVESTMENT SECURITIES (Cost $2,913,083,266)			4,527,839,614

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	39,645,881	39,645,881
SECURITIES LENDING COLLATERAL — (3.8%)
@§	The DFA Short Term Investment Fund	15,674,992	181,391,003
TOTAL INVESTMENTS — (100.0%)
(Cost $3,134,081,272)^^			$4,748,876,498
As of January 31, 2020, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	230	03/20/20	$37,502,787	$37,076,000	$(426,787)
Total Futures Contracts			$37,502,787	$37,076,000	$(426,787)

U.S. Vector Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$297,496,940	—	—	$297,496,940
Consumer Discretionary	502,555,589	$3,669	—	502,559,258
Consumer Staples	177,808,687	—	—	177,808,687
Energy	238,629,131	—	—	238,629,131
Financials	1,116,534,593	47,858	—	1,116,582,451
Health Care	417,015,276	90,574	—	417,105,850
Industrials	765,183,466	—	—	765,183,466
Information Technology	701,404,296	—	—	701,404,296
Materials	228,457,684	—	—	228,457,684
Real Estate	24,474,121	—	—	24,474,121
Utilities	57,729,525	—	—	57,729,525
Preferred Stocks
Communication Services	408,205	—	—	408,205
Temporary Cash Investments	39,645,881	—	—	39,645,881
Securities Lending Collateral	—	181,391,003	—	181,391,003
Futures Contracts**	(426,787)	—	—	(426,787)
TOTAL	$4,566,916,607	$181,533,104	—	$4,748,449,711
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.5%)
COMMUNICATION SERVICES — (3.0%)
	A.H. Belo Corp., Class A	38,759	$113,176
*	Alaska Communications Systems Group, Inc.	229,071	467,305
#	AMC Entertainment Holdings, Inc., Class A	356,022	2,321,263
#*	AMC Networks, Inc., Class A	363,357	13,295,233
#	Anterix, Inc.	68,931	3,202,534
	ATN International, Inc.	146,435	8,474,193
#*	AutoWeb, Inc.	112,432	243,977
*	Ballantyne Strong, Inc.	110,980	383,436
#*	Bandwidth, Inc., Class A	15,575	1,105,202
	Beasley Broadcast Group, Inc., Class A	78,971	298,116
#*	Boingo Wireless, Inc.	583,254	6,555,775
#*	Boston Omaha Corp., Class A	3,893	78,561
	Cable One, Inc.	3,446	5,872,087
*	Care.com, Inc.	297,410	4,452,228
#*	Cargurus, Inc.	500,403	17,839,367
#*	Cars.com, Inc.	868,316	10,133,248
*	Central European Media Enterprises, Ltd., Class A	124,045	554,481
#*	Cincinnati Bell, Inc.	801,842	10,993,254
#	Cinemark Holdings, Inc.	53,244	1,677,718
*	Clear Channel Outdoor Holdings, Inc.	254,785	695,563
	Cogent Communications Holdings, Inc.	597,815	42,403,018
#*	comScore, Inc.	48,002	189,608
#	Consolidated Communications Holdings, Inc.	679,576	3,282,352
*	Cumulus Media, Inc., Class A	9,513	133,182
#*	Daily Journal Corp.	951	261,525
*	DHI Group, Inc.	169,625	474,950
	Emerald Expositions Events, Inc.	85,080	887,384
*	Emmis Communications Corp., Class A	22,271	84,184
#	Entercom Communications Corp., Class A	905,594	3,595,208
	Entravision Communications Corp., Class A	884,310	1,963,168
#*	Eros International P.L.C.	6,500	15,665
#	EW Scripps Co. (The), Class A	677,863	8,229,257
#*	Fluent, Inc.	52,068	141,104
#*	Frontier Communications Corp.	135,022	74,492
#*	Gaia, Inc.	108,702	919,619
#	Gannett Co., Inc.	1,325,221	8,097,100
*	Glu Mobile, Inc.	739,332	4,362,059
*	Gray Television, Inc.	768,995	15,595,219
*	Gray Television, Inc., Class A	25,939	499,326
*	Harte-Hanks, Inc.	39,669	141,618
*	Hemisphere Media Group, Inc.	105,735	1,421,078
*	IDT Corp., Class B	272,074	2,056,879
*	IMAX Corp.	289,859	4,794,268
#*	Intelsat SA	575,395	1,962,097
#*	Iridium Communications, Inc.	684,085	17,478,372
	John Wiley & Sons, Inc., Class A	443,617	19,350,574
#*	Lee Enterprises, Inc.	291,238	614,512
*	Liberty Latin America, Ltd., Class A	288,332	4,809,378
#*	Liberty Latin America, Ltd., Class C	586,317	9,879,441
#*	Liberty Media Corp.-Liberty Braves, Class A	57,301	1,676,054
*	Liberty Media Corp.-Liberty Braves, Class C	139,631	4,070,244
*	Liberty TripAdvisor Holdings, Inc., Class A	1,056,344	6,221,866
#*	Lions Gate Entertainment Corp., Class A	332,465	3,301,377
*	Lions Gate Entertainment Corp., Class B	229,264	2,139,033

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Loral Space & Communications, Inc.	5,155	$165,836
*	Marchex, Inc., Class B	799,118	2,724,992
	Marcus Corp. (The)	136,996	3,993,433
#*	Meet Group, Inc. (The)	1,105,262	5,891,047
#	Meredith Corp.	480,874	14,450,264
#*	MSG Networks, Inc., Class A	605,566	9,210,659
	National CineMedia, Inc.	1,065,314	7,862,017
#	New York Times Co. (The), Class A	370,696	11,865,979
#	Nexstar Media Group, Inc., Class A	380,205	46,061,836
#*	ORBCOMM, Inc.	998,986	3,586,360
*	Pegasus Cos., Inc. (The)	170	36,125
#*»	Professional Diversity Network, Inc.	8,633	7,856
#*	QuinStreet, Inc.	645,666	8,364,603
#*	Reading International, Inc., Class A	191,049	1,948,700
*	Reading International, Inc., Class B	2,710	63,631
	Saga Communications, Inc., Class A	20,078	608,765
#	Salem Media Group, Inc.	141,526	195,306
	Scholastic Corp.	178,429	5,879,236
#	Shenandoah Telecommunications Co.	525,805	21,216,232
#	Sinclair Broadcast Group, Inc., Class A	187,800	5,618,976
	Spok Holdings, Inc.	222,638	2,364,416
#*	SRAX, Inc.	29,870	66,610
*	TechTarget, Inc.	364,218	9,247,495
#	TEGNA, Inc.	852,634	14,409,515
	Telephone & Data Systems, Inc.	1,117,581	25,346,737
	Townsquare Media, Inc., Class A	125,141	1,207,611
*	Travelzoo	136,282	1,383,262
	Tribune Publishing Co.	319,123	4,008,185
	TripAdvisor, Inc.	88,692	2,423,065
#*	TrueCar Inc.	191,268	707,692
*	United States Cellular Corp.	216,709	6,939,022
*	Urban One, Inc.	830,677	1,561,673
*	Vonage Holdings Corp.	2,202,001	19,531,749
#	World Wrestling Entertainment, Inc., Class A	52,870	2,584,286
#*	Yelp, Inc.	351,073	11,444,980
#*	Zedge, Inc., Class B	32,810	55,777
*	Zynga, Inc., Class A	4,261,214	25,652,508
TOTAL COMMUNICATION SERVICES			538,568,364
CONSUMER DISCRETIONARY — (13.5%)
*	1-800-Flowers.com, Inc., Class A	539,365	8,192,954
	Aaron's, Inc.	727,525	43,185,884
#	Abercrombie & Fitch Co., Class A	678,948	11,107,589
	Acushnet Holdings Corp.	35,057	1,085,715
#*	Adient P.L.C.	493,993	12,700,560
*	Adtalem Global Education, Inc.	611,775	21,112,355
	AMCON Distributing Co.	2,751	214,014
#*	American Axle & Manufacturing Holdings, Inc.	1,462,866	13,516,882
#	American Eagle Outfitters, Inc.	1,887,209	27,175,810
#*	American Outdoor Brands Corp.	706,157	6,651,999
*	American Public Education, Inc.	210,915	5,026,104
*	America's Car-Mart, Inc.	94,976	10,426,465
	Ark Restaurants Corp.	17,494	381,544
#*	Asbury Automotive Group, Inc.	232,969	22,469,860
#*	Ascena Retail Group, Inc.	133,158	585,895
#*	At Home Group, Inc.	269,551	1,525,659
*	AutoNation, Inc.	384,358	16,312,154
#*	Barnes & Noble Education, Inc.	700,852	2,410,931
	Bassett Furniture Industries, Inc.	137,929	1,686,872

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	BBQ Holdings, Inc.	49,193	$202,675
	BBX Capital Corp.	204,912	795,059
*	Beazer Homes USA, Inc.	9,409	129,374
#	Bed Bath & Beyond, Inc.	1,485,691	21,171,097
#	Big 5 Sporting Goods Corp.	144,363	538,474
	Big Lots, Inc.	546,711	14,794,000
*	Biglari Holdings, Inc., Class A	260	163,670
*	Biglari Holdings, Inc., Class B	12,426	1,347,972
	BJ's Restaurants, Inc.	249,223	9,914,091
*	Blink Charging Co.	4,900	9,261
	Bloomin' Brands, Inc.	1,091,172	22,663,642
#*	Blue Apron Holdings, Inc., Class A	846	3,266
*	Boot Barn Holdings, Inc.	371,701	15,600,291
	Bowl America, Inc., Class A	10,705	161,753
#	Brinker International, Inc.	472,693	20,179,264
	Brunswick Corp.	14,137	888,510
#	Buckle, Inc. (The)	222,432	5,429,565
#*	Build-A-Bear Workshop, Inc.	221,363	925,297
#	Caleres, Inc.	435,517	7,643,323
#	Callaway Golf Co.	1,217,420	26,077,136
*	Capri Holdings, Ltd.	32,506	973,880
	Carriage Services, Inc.	280,147	6,631,079
#*	Carrols Restaurant Group, Inc.	643,569	2,921,803
#	Carter's, Inc.	114,398	12,134,196
#	Cato Corp. (The), Class A	300,525	4,820,421
*	Cavco Industries, Inc.	103,785	23,249,916
*	Century Casinos, Inc.	26,257	218,721
#*	Century Communities, Inc.	290,310	8,613,498
#	Cheesecake Factory, Inc. (The)	512,386	19,675,622
	Chico's FAS, Inc.	1,542,789	6,001,449
#	Children's Place, Inc. (The)	193,199	11,528,184
#	Choice Hotels International, Inc.	154,020	15,432,804
#	Churchill Downs, Inc.	107,555	15,528,791
#*	Chuy's Holdings, Inc.	225,766	5,542,555
	Citi Trends, Inc.	142,425	3,317,078
#	Clarus Corp.	34,207	452,046
	Collectors Universe, Inc.	141,026	3,463,599
#*	Conn's, Inc.	329,849	2,889,477
#*	Container Store Group, Inc. (The)	78,468	317,011
	Cooper Tire & Rubber Co.	655,080	17,353,069
*	Cooper-Standard Holdings, Inc.	175,578	4,656,329
	Core-Mark Holding Co., Inc.	473,294	11,094,011
#	Cracker Barrel Old Country Store, Inc.	134,739	20,605,635
*	Crocs, Inc.	1,004,109	38,065,772
#	Crown Crafts, Inc.	4,141	26,295
	CSS Industries, Inc.	122,040	1,141,074
	Culp, Inc.	174,073	2,198,542
	Dana, Inc.	1,352,547	20,842,749
#	Dave & Buster's Entertainment, Inc.	392,067	17,313,679
*	Deckers Outdoor Corp.	346,499	66,150,124
#*	Del Taco Restaurants, Inc.	469,533	3,540,279
#*	Delphi Technologies P.L.C.	389,791	5,979,394
*	Delta Apparel, Inc.	35,597	892,773
*	Denny's Corp.	768,116	15,723,335
#	Designer Brands, Inc., Class A	821,006	11,691,125
*	Destination XL Group, Inc.	269,728	299,398
#	Dick's Sporting Goods, Inc.	827,125	36,583,739
#	Dillard's, Inc., Class A	27,554	1,673,079
#	Dine Brands Global, Inc.	111,884	9,538,111

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dixie Group, Inc. (The)	7,509	$10,513
#*	Dorman Products, Inc.	333,751	23,295,820
	Dover Motorsports, Inc.	63,212	115,046
#*	Drive Shack, Inc.	722,719	2,731,878
#*	Duluth Holdings, Inc., Class B	61,001	515,458
	Educational Development Corp.	43,145	245,927
#*	El Pollo Loco Holdings, Inc.	466,760	6,431,953
#*	Eldorado Resorts, Inc.	111,136	6,643,710
*	Emerson Radio Corp.	64,325	54,676
	Escalade, Inc.	44,782	394,082
#	Ethan Allen Interiors, Inc.	345,820	5,584,993
*	Everi Holdings, Inc.	218,394	2,729,925
#*	Express, Inc.	932,927	3,741,037
	Extended Stay America, Inc.	368,026	4,754,896
#*	Fiesta Restaurant Group, Inc.	343,054	3,406,526
	Flanigan's Enterprises, Inc.	5,380	114,056
	Flexsteel Industries, Inc.	78,821	1,292,664
#*	Floor & Decor Holdings, Inc., Class A	453,087	22,341,720
	Foot Locker, Inc.	147,146	5,587,134
#*	Fossil Group, Inc.	517,519	3,482,903
#*	Fox Factory Holding Corp.	387,657	25,515,584
#*	Francesca's Holdings Corp.	7,978	60,952
*	frontdoor, Inc.	284,461	12,112,349
*	Full House Resorts, Inc.	4,937	15,996
#*	Funko, Inc., Class A	5,965	89,654
#	GameStop Corp., Class A	743,737	2,855,950
*	Garrett Motion, Inc.	112,151	944,311
#*	Genesco, Inc.	206,060	8,102,279
*	Gentherm, Inc.	360,997	16,645,572
#*	G-III Apparel Group, Ltd.	483,873	13,166,184
#*	GNC Holdings, Inc., Class A, Class A	44,174	94,532
*	Good Times Restaurants, Inc.	1,862	2,681
	Goodyear Tire & Rubber Co. (The)	827,831	10,869,421
#*	GoPro, Inc., Class A	219,477	864,739
	Graham Holdings Co., Class B	44,264	24,310,674
#*	Grand Canyon Education, Inc.	14,269	1,116,977
*	Green Brick Partners, Inc.	104,930	1,216,139
#	Group 1 Automotive, Inc.	197,303	19,882,223
#*	Groupon, Inc.	3,582,295	10,317,010
#*	GrubHub, Inc.	24,198	1,310,322
#	Guess?, Inc.	738,913	15,731,458
*	Habit Restaurants, Inc. (The), Class A	301,372	4,192,085
#	Hamilton Beach Brands Holding Co., Class A	148,869	2,352,130
#	Haverty Furniture Cos., Inc.	168,211	3,386,087
	Haverty Furniture Cos., Inc., Class A	3,785	76,211
*	Helen of Troy, Ltd.	318,278	60,170,456
#*	Hibbett Sports, Inc.	256,216	6,349,032
*	Hilton Grand Vacations, Inc.	373,552	11,920,044
#	Hooker Furniture Corp.	147,179	3,626,491
#*	Horizon Global Corp.	250,152	843,012
*	Houghton Mifflin Harcourt Co.	576,195	3,180,596
*	Hudson, Ltd., Class A	987	10,827
*	Inspired Entertainment, Inc.	11,361	66,575
#*	Installed Building Products, Inc.	292,215	21,661,898
#	International Game Technology P.L.C.	191,829	2,587,773
#*	iRobot Corp.	273,508	12,868,551
*	J Alexander's Holdings, Inc.	81,260	778,471
#	J. Jill, Inc.	202,956	241,518
#	Jack in the Box, Inc.	305,015	24,934,976

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	JAKKS Pacific, Inc.	4,092	$4,174
#*	JC Penney Co., Inc.	5,250	3,911
	Johnson Outdoors, Inc., Class A	115,273	9,060,458
*	K12, Inc.	442,135	7,136,059
	KB Home	815,160	30,609,258
#*	Kirkland's, Inc.	128,142	147,363
*	Koss Corp.	4,921	7,234
#	L Brands, Inc.	51,957	1,203,324
#*	Lakeland Industries, Inc.	107,916	1,504,349
#*	Lands' End, Inc.	95,882	1,117,025
*	Laureate Education, Inc., Class A	492,662	10,267,076
*»	Lazare Kaplan International Inc.	9,600	1,350
	La-Z-Boy, Inc.	524,869	16,081,986
#	LCI Industries	238,699	25,772,331
*	Leaf Group, Ltd.	345,095	1,204,382
*	LGI Homes, Inc.	7,986	636,804
#*	Libbey, Inc.	318,124	423,105
#	Lifetime Brands, Inc.	124,805	844,930
*	Lindblad Expeditions Holdings, Inc.	411,703	6,788,982
*	Liquidity Services, Inc.	414,015	2,202,560
#	Lithia Motors, Inc., Class A	260,591	35,346,563
*	Live Ventures, Inc.	1,158	8,453
*	Luby's, Inc.	8,227	19,909
#*	Lumber Liquidators Holdings, Inc.	363,130	2,763,419
*	M/I Homes, Inc.	186,382	8,273,497
#	Macy's, Inc.	251,810	4,016,370
*	Malibu Boats, Inc., Class A	262,468	11,493,474
#	Marine Products Corp.	187,191	2,620,674
*	MarineMax, Inc.	258,103	5,143,993
	Marriott Vacations Worldwide Corp.	257,018	30,903,844
*	MasterCraft Boat Holdings, Inc.	245,204	4,308,234
	MDC Holdings, Inc.	515,340	21,716,428
»	Media General, Inc.	298,450	28,204
*	Meritage Homes Corp.	317,248	22,511,918
#*	Michaels Cos., Inc. (The)	1,588,127	7,829,466
*	Modine Manufacturing Co.	475,655	3,343,855
#*	Monarch Casino & Resort, Inc.	25,809	1,385,427
#	Monro, Inc.	320,697	20,107,702
#*	Motorcar Parts of America, Inc.	252,954	5,023,666
#	Movado Group, Inc.	159,204	2,741,493
*	Murphy USA, Inc.	398,756	40,740,901
	Nathan's Famous, Inc.	67,969	4,485,954
*	National Vision Holdings, Inc.	154,517	5,272,120
*	Nautilus, Inc.	426,524	1,356,346
*	New Home Co., Inc. (The)	199,417	1,040,957
#*	Noodles & Co.	251,483	1,795,589
#	Nordstrom, Inc.	128,316	4,729,728
	Office Depot, Inc.	3,561,847	7,907,300
#*	Ollie's Bargain Outlet Holdings, Inc.	93,385	4,953,140
#	Oxford Industries, Inc.	187,584	13,018,330
	P&F Industries, Inc., Class A	11,500	80,500
#	Papa John's International, Inc.	409,714	26,541,273
#*	Party City Holdco, Inc.	376,573	1,084,530
*	Penn National Gaming, Inc.	316,350	9,436,721
#	Penske Automotive Group, Inc.	552,534	25,952,522
*	Perdoceo Education Corp.	1,096,335	19,492,836
#	PetMed Express, Inc.	275,185	6,937,414
#*	Pier 1 Imports, Inc.	155,012	486,738
#*	Playa Hotels & Resorts NV	58,151	408,220

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	PlayAGS, Inc.	94,020	$966,526
*	Potbelly Corp.	314,760	1,356,616
*	Quotient Technology Inc.	97,701	983,849
*	Qurate Retail, Inc.	221,964	1,893,353
#	RCI Hospitality Holdings, Inc.	88,481	1,568,768
*	Red Lion Hotels Corp.	243,733	672,703
#*	Red Robin Gourmet Burgers, Inc.	118,362	3,890,559
	Red Rock Resorts, Inc., Class A	111,461	2,731,909
#*	Regis Corp.	444,538	6,899,230
#	Rent-A-Center, Inc.	138,148	4,024,251
#*	RH	114,470	23,895,613
	Rocky Brands, Inc.	87,813	2,383,245
#*	RTW RetailWinds, Inc.	561,230	221,405
*	Rubicon Project, Inc. (The)	670,608	6,276,891
	Ruth's Hospitality Group, Inc.	490,925	10,063,963
#*	Sally Beauty Holdings, Inc.	1,221,615	18,751,790
#*	Scientific Games Corp., Class A	302,456	7,513,007
#*	SeaWorld Entertainment, Inc.	421,933	14,539,811
*	Select Interior Concepts, Inc., Class A	3,350	27,671
#*	Shake Shack, Inc., Class A	245,949	16,589,260
*	Shiloh Industries, Inc.	330,105	1,119,056
#	Shoe Carnival, Inc.	146,149	5,240,903
#*	Shutterstock, Inc.	245,251	10,626,726
#	Signet Jewelers, Ltd.	551,775	13,413,650
	Six Flags Entertainment Corp.	354,568	13,519,678
*	Skyline Champion Corp.	175,764	5,053,215
#*	Sleep Number Corp.	403,057	20,793,711
#	Sonic Automotive, Inc., Class A	404,556	12,796,106
#*	Sonos, Inc.	40,537	556,168
#*	Sportsman's Warehouse Holdings, Inc.	404,436	2,620,745
#	Stage Stores, Inc.	5,215	5,841
#*	Stamps.com, Inc.	130,836	9,745,974
	Standard Motor Products, Inc.	253,587	12,319,256
	Steven Madden, Ltd.	953,272	36,758,168
#*	Stitch Fix, Inc., Class A	39,066	894,611
*	Stoneridge, Inc.	382,104	10,645,417
	Strategic Education, Inc.	126,216	20,483,595
	Strattec Security Corp.	29,906	657,782
	Superior Group of Cos, Inc.	135,883	1,566,731
#	Superior Industries International, Inc.	327,636	1,048,435
*	Sypris Solutions, Inc.	52,231	49,672
#	Tailored Brands, Inc.	444,312	1,768,362
*	Tandy Leather Factory, Inc.	84,087	469,205
*	Taylor Morrison Home Corp.	1,229,633	31,822,902
*	Tempur Sealy International, Inc.	427,983	39,211,802
#	Tenneco, Inc., Class A	248,089	2,349,403
	Texas Roadhouse, Inc.	333,688	20,855,500
#	Thor Industries, Inc.	234,468	18,879,363
	Tilly's, Inc., Class A	314,204	2,670,734
*	TopBuild Corp.	357,071	40,888,200
#*	Town Sports International Holdings, Inc.	310,541	652,136
*	Trans World Entertainment Corp.	599	2,073
*	TravelCenters of America, Inc.	46,812	788,314
#*	TRI Pointe Group, Inc.	1,672,361	27,192,590
#*	Tuesday Morning Corp.	153,624	196,639
	Tupperware Brands Corp.	460,185	2,880,758
#*	Turtle Beach Corp.	127,684	1,029,133
#	Twin River Worldwide Holding, Inc.	14,495	386,292
*	Unifi, Inc.	178,284	3,836,672

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Unique Fabricating, Inc.	993	$4,022
*	Universal Electronics, Inc.	190,017	9,411,542
*	Universal Technical Institute, Inc.	156,936	1,206,838
#*	Urban Outfitters, Inc.	778,885	19,939,456
#*	US Auto Parts Network, Inc.	168,316	429,206
#*	Veoneer, Inc.	18,158	236,599
*	Vera Bradley, Inc.	377,836	3,619,669
#*	Vince Holding Corp.	21,341	315,207
*	Vista Outdoor, Inc.	507,705	3,772,248
#*	Visteon Corp.	283,116	22,595,488
*	VOXX International Corp.	401,502	1,726,459
#*	Vuzix Corp.	12,574	23,010
	Wendy's Co. (The)	1,311,545	28,421,180
	Weyco Group, Inc.	80,353	1,819,995
#*	William Lyon Homes, Class A	678,833	15,742,137
#	Wingstop, Inc.	295,241	27,389,508
	Winmark Corp.	42,721	8,500,197
#	Winnebago Industries, Inc.	390,818	21,401,194
	Wolverine World Wide, Inc.	1,051,872	33,207,599
#*	WW International, Inc	313,618	10,343,122
	Wyndham Destinations, Inc.	340,471	16,523,058
#*	ZAGG, Inc.	453,392	3,427,644
*	Zovio, Inc.	683,201	1,086,290
*	Zumiez, Inc.	291,362	9,081,754
TOTAL CONSUMER DISCRETIONARY			2,423,027,994
CONSUMER STAPLES — (3.8%)
#*	22nd Century Group, Inc.	47,785	44,287
	Alico, Inc.	46,174	1,661,802
	Andersons, Inc. (The)	258,848	5,855,142
#*	Arcadia Biosciences, Inc.	3,853	19,727
#	B&G Foods, Inc.	612,673	9,839,528
#*	BJ's Wholesale Club Holdings, Inc.	708,259	14,533,475
#*	Boston Beer Co., Inc. (The), Class A	96,755	34,481,547
*	Bridgford Foods Corp.	17,369	331,053
#	Calavo Growers, Inc.	182,555	13,985,539
#	Cal-Maine Foods, Inc.	390,215	13,926,773
	Casey's General Stores, Inc.	19,735	3,174,572
#*	Central Garden & Pet Co.	107,089	3,449,337
*	Central Garden & Pet Co., Class A	370,076	11,087,477
#*	Chefs' Warehouse, Inc. (The)	350,235	12,748,554
	Coca-Cola Consolidated, Inc.	70,181	19,005,717
*	Coffee Holding Co., Inc.	34,601	140,480
#*	Craft Brew Alliance, Inc.	349,879	5,738,016
*	Darling Ingredients, Inc.	1,790,986	48,589,450
#*	Dean Foods Co.	616,001	184,184
*	Edgewell Personal Care Co.	526,005	13,581,449
*	elf Beauty Inc.	104,084	1,632,037
#	Energizer Holdings, Inc.	10,124	468,336
#*	Farmer Brothers Co.	223,068	2,672,355
#	Flowers Foods, Inc.	160,587	3,457,438
#	Fresh Del Monte Produce, Inc.	426,788	13,392,607
*	Freshpet Inc.	6,409	402,998
#*	Hain Celestial Group, Inc. (The)	13,419	324,874
*	Hostess Brands, Inc.	589,777	7,914,807
#	Ingles Markets, Inc., Class A	136,407	5,686,808
	Inter Parfums, Inc.	322,072	22,258,396
#	J&J Snack Foods Corp.	186,187	30,877,252
	John B. Sanfilippo & Son, Inc.	143,595	12,105,059

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Lancaster Colony Corp.	175,231	$27,099,474
*	Landec Corp.	286,201	3,205,451
#*	Lifevantage Corp.	198,800	3,256,344
*	Lifeway Foods, Inc.	4,241	9,542
#	Limoneira Co.	210,441	4,107,808
	Mannatech, Inc.	8,053	127,962
	Medifast, Inc.	151,066	14,597,508
#	MGP Ingredients, Inc.	199,712	6,802,191
#*	National Beverage Corp.	108,219	4,643,677
#*	Natura & Co. Holding SA, ADR	1,000,113	21,882,473
*	Natural Alternatives International, Inc.	56,385	461,229
#	Natural Grocers by Vitamin Cottage, Inc.	275,554	2,493,764
#	Natural Health Trends Corp.	17,580	63,288
*	Nature's Sunshine Products, Inc.	77,429	740,221
	Nu Skin Enterprises, Inc., Class A	396,161	12,910,887
	Oil-Dri Corp. of America	51,516	1,823,666
*	Performance Food Group Co.	492,579	25,510,666
#	PriceSmart, Inc.	288,589	17,678,962
#*	Primo Water Corp.	444,940	6,705,246
#*	Pyxus International, Inc.	130,211	891,945
#*	Revlon, Inc., Class A	36,992	790,519
#*	RiceBran Technologies	54,129	66,579
#*	Rite Aid Corp.	76,256	911,259
	Rocky Mountain Chocolate Factory, Inc.	37,409	310,495
#	Sanderson Farms, Inc.	278,856	38,395,683
	Seaboard Corp.	1,552	5,983,907
*	Seneca Foods Corp., Class A	68,636	2,714,554
*	Seneca Foods Corp., Class B	2,794	108,701
*	Simply Good Foods Co. (The)	90,212	2,072,170
	SpartanNash Co.	374,010	4,555,442
	Spectrum Brands Holdings, Inc.	233,946	14,366,624
*	Sprouts Farmers Market, Inc.	1,067,761	16,689,104
*	Tofutti Brands, Inc.	8,340	15,095
#	Tootsie Roll Industries, Inc.	202,519	6,907,923
#*	TreeHouse Foods, Inc.	498,220	22,220,612
#	Turning Point Brands, Inc.	185,065	4,226,885
#*	United Natural Foods, Inc.	695,932	5,010,710
	United-Guardian, Inc.	19,179	322,207
	Universal Corp.	238,233	12,662,084
*	USANA Health Sciences, Inc.	206,727	12,755,056
#	Vector Group, Ltd.	1,689,975	22,206,272
#	Village Super Market, Inc., Class A	98,731	2,197,752
#	WD-40 Co.	171,694	32,075,873
#	Weis Markets, Inc.	179,187	6,574,371
#*	Youngevity International, Inc.	2,400	3,744
TOTAL CONSUMER STAPLES			682,727,001
ENERGY — (3.5%)
*	Abraxas Petroleum Corp.	1,931,246	442,255
	Adams Resources & Energy, Inc.	23,918	845,740
	Amplify Energy Corp.	176,989	953,971
*	Apergy Corp.	476,782	12,329,583
#	Arch Coal, Inc., Class A	192,904	9,940,343
	Archrock, Inc.	775,152	6,472,519
*	Ardmore Shipping Corp.	225,140	1,384,611
*	Aspen Aerogels, Inc.	7,990	66,077
#*	Basic Energy Services, Inc.	232,134	56,687
	Berry Petroleum Corp.	36,030	246,805
#*	Bonanza Creek Energy, Inc.	264,635	4,813,711

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Cactus, Inc., Class A	314,220	$9,055,820
#*	California Resources Corp.	374,971	2,752,287
#*	Callon Petroleum Co.	2,859,948	8,579,844
*	Centennial Resource Development, Inc., Class A	738,150	2,406,369
#*	Chesapeake Energy Corp.	2,400,380	1,228,514
	Cimarex Energy Co.	135,888	5,964,124
*	Clean Energy Fuels Corp.	1,627,793	3,743,924
*	CNX Resources Corp.	2,393,007	17,301,441
#*	CONSOL Energy, Inc.	199,447	1,621,504
#*	Contango Oil & Gas Co.	531,542	2,078,329
#	Core Laboratories NV	178,002	6,253,210
*	Covia Holdings Corp.	1,475	2,360
#	CVR Energy, Inc.	426,605	14,764,799
#*	Dawson Geophysical Co.	240,807	577,937
#	Delek US Holdings, Inc.	868,860	23,858,896
#*	Denbury Resources, Inc.	2,911,630	2,867,956
#	DHT Holdings, Inc.	1,524,657	8,583,819
#*	Diamond Offshore Drilling, Inc.	357,508	1,655,262
#	DMC Global, Inc.	195,945	8,196,379
*	Dorian LPG, Ltd.	384,358	5,042,777
#*	Dril-Quip, Inc.	458,135	18,737,721
#*	Earthstone Energy, Inc., Class A	291,109	1,455,545
#	EnLink Midstream LLC	266,963	1,342,824
#	EQT Corp.	340,341	2,059,063
#	Equitrans Midstream Corp.	514,972	4,979,779
*	Era Group, Inc.	330,734	3,287,496
	Evolution Petroleum Corp.	428,639	2,160,341
*	Exterran Corp.	297,774	1,607,980
#*	Extraction Oil & Gas, Inc.	729,297	1,035,602
*	Forum Energy Technologies, Inc.	1,334,356	1,414,417
*	Frank's International NV	370,194	1,295,679
#*	FTS International, Inc.	123,861	75,803
	GasLog, Ltd.	590,389	3,825,721
*	Geospace Technologies Corp.	134,914	1,809,197
#*	Gevo, Inc.	4,500	9,045
#*	Goodrich Petroleum Corp.	21,629	145,131
#	Green Plains, Inc.	399,576	4,982,713
*	Gulf Island Fabrication, Inc.	290,441	1,481,249
#*	Gulfport Energy Corp.	3,747,669	5,808,887
	Hallador Energy Co.	158,780	263,575
*	Helix Energy Solutions Group, Inc.	1,744,352	14,547,896
	Helmerich & Payne, Inc.	421,855	17,106,220
#*	HighPoint Resources Corp.	1,572,925	1,824,593
#*	Independence Contract Drilling, Inc.	142,566	100,138
*	International Seaways, Inc.	296,016	6,589,316
*	ION Geophysical Corp.	147,863	847,255
#*	KLX Energy Services Holdings, Inc.	235,096	949,788
	Kosmos Energy, Ltd.	3,743,995	19,131,814
*	Laredo Petroleum, Inc.	2,556,954	4,397,961
#	Liberty Oilfield Services, Inc., Class A	94,941	805,100
*	Lonestar Resources US, Inc., Class A	194,354	353,724
#	Mammoth Energy Services, Inc.	58,378	82,897
#*	Matador Resources Co.	1,179,055	17,296,737
*	Matrix Service Co.	353,272	7,107,833
*	Mitcham Industries, Inc.	147,806	419,769
#*	Montage Resources Corp.	15,891	58,002
#	Murphy Oil Corp.	693,467	14,535,068
#	Nabors Industries, Ltd.	4,660,880	9,648,022
	NACCO Industries, Inc., Class A	56,082	2,643,705

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Natural Gas Services Group, Inc.	106,068	$1,115,835
#*	NCS Multistage Holdings, Inc.	61,585	94,225
*	Newpark Resources, Inc.	1,150,970	5,754,850
*	NexTier Oilfield Solutions, Inc.	804,878	4,145,122
#*	Nine Energy Service, Inc.	30,895	149,532
#*	Noble Corp. P.L.C.	2,551,599	2,061,182
	Nordic American Tankers, Ltd.	38,611	130,505
#*	Northern Oil and Gas, Inc.	1,487,243	2,468,823
*	Oasis Petroleum, Inc.	4,064,153	9,144,344
*	Oceaneering International, Inc.	1,217,980	15,115,132
*	Oil States International, Inc.	767,398	8,272,550
*	Overseas Shipholding Group, Inc., Class A	334,338	595,122
#*	Pacific Ethanol, Inc.	245,150	159,053
	Panhandle Oil and Gas, Inc., Class A	191,535	1,384,798
*	Par Pacific Holdings, Inc.	233,989	4,707,859
	Patterson-UTI Energy, Inc.	1,516,819	12,043,543
#	PBF Energy, Inc., Class A	791,374	21,604,510
*	PDC Energy, Inc.	1,301,919	28,108,431
#	Peabody Energy Corp.	263,228	1,779,421
*	Penn Virginia Corp.	107,508	2,297,446
*	PrimeEnergy Resources Corp.	145	21,119
#*	Profire Energy, Inc.	29,217	40,612
*	ProPetro Holding Corp.	450,336	4,386,273
	QEP Resources, Inc.	2,475,390	7,846,986
#	Range Resources Corp.	2,045,681	6,137,043
#*	Renewable Energy Group, Inc.	464,180	12,198,650
*	REX American Resources Corp.	52,182	3,931,914
*	RigNet, Inc.	130,417	542,535
#*	Ring Energy, Inc.	639,753	1,381,866
#	RPC, Inc.	493,579	2,235,913
#*	SAExploration Holdings, Inc.	4,757	13,748
*	SandRidge Energy, Inc.	257,322	656,171
	Scorpio Tankers, Inc.	423,182	9,877,068
*	SEACOR Holdings, Inc.	163,750	6,155,362
*	SEACOR Marine Holdings, Inc.	252,500	2,636,100
*	Select Energy Services, Inc., Class A	263,125	1,831,350
#	SFL Corp., Ltd.	552,411	7,313,922
*	SilverBow Resources, Inc.	29,434	156,589
#	SM Energy Co.	1,438,059	13,201,382
#*	Smart Sand, Inc.	66,693	135,387
#	Solaris Oilfield Infrastructure, Inc., Class A	344,201	3,968,638
#*	Southwestern Energy Co.	6,646,477	10,434,969
#*	Talos Energy, Inc.	209,045	4,586,447
#	Teekay Corp.	8,100	28,836
*	Teekay Tankers, Ltd., Class A	3,016	49,131
*	TETRA Technologies, Inc.	1,643,712	2,514,879
#*	Tidewater, Inc.	103,294	1,568,003
#*	Transocean, Ltd.	908,394	4,142,277
#*	Unit Corp.	889,841	355,758
#	US Silica Holdings, Inc.	753,894	3,875,015
*	VAALCO Energy, Inc.	287,197	643,321
#	Valaris P.L.C.	2,340,283	11,958,846
*	W&T Offshore, Inc.	1,804,381	7,470,137
#*	Whiting Petroleum Corp.	1,163,881	5,284,020
	World Fuel Services Corp.	502,690	19,665,233
*	WPX Energy, Inc.	1,150,783	13,751,857
TOTAL ENERGY			632,441,099

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (18.8%)
	1st Constitution Bancorp	9,973	$200,956
	1st Source Corp.	227,791	10,749,457
	ACNB Corp.	11,439	366,620
	Affiliated Managers Group, Inc.	141,537	11,301,729
#*	Allegiance Bancshares, Inc.	82,076	3,053,227
*	A-Mark Precious Metals, Inc.	83,798	668,708
#*	Ambac Financial Group, Inc.	307,586	6,591,568
	American Equity Investment Life Holding Co.	860,782	22,733,253
	American National Bankshares, Inc.	65,756	2,242,280
	American National Insurance Co.	77,571	8,545,221
	American River Bankshares	8,894	128,696
	Ameris Bancorp	675,640	27,153,972
	AMERISAFE, Inc.	232,476	15,906,008
	AmeriServ Financial, Inc.	277,250	1,136,725
	Argo Group International Holdings, Ltd.	253,658	16,639,965
	Arrow Financial Corp.	147,847	5,183,516
	Artisan Partners Asset Management, Inc., Class A	526,173	17,574,178
	Associated Banc-Corp	1,257,341	25,058,806
	Assured Guaranty, Ltd.	245,436	11,250,786
*	Asta Funding, Inc.	5,727	58,816
	Atlantic American Corp.	20,640	45,614
*	Atlantic Capital Bancshares, Inc.	189,898	3,583,375
	Atlantic Union Bankshares Corp.	650,717	21,922,656
*	Atlanticus Holdings Corp.	75,625	1,055,725
	Auburn National Bancorporation, Inc.	2,786	158,802
#*	Axos Financial, Inc.	548,087	15,439,611
#	Banc of California, Inc.	512,567	8,180,569
	BancFirst Corp.	214,984	12,426,075
*	Bancorp, Inc. (The)	788,144	9,323,744
	BancorpSouth Bank	1,438,701	41,103,688
	Bank of Commerce Holdings	61,439	657,397
#	Bank of Hawaii Corp.	381,026	34,139,930
	Bank of Marin Bancorp	104,526	4,605,416
	Bank of NT Butterfield & Son, Ltd. (The)	123,626	4,106,856
	Bank of South Carolina Corp.	808	15,360
	Bank OZK	430,602	11,703,762
	BankFinancial Corp.	134,611	1,678,599
	BankUnited, Inc.	311,833	10,290,489
	Bankwell Financial Group, Inc.	12,116	327,495
	Banner Corp.	336,165	17,329,306
	Bar Harbor Bankshares	89,581	1,970,782
*	Baycom Corp.	20,883	469,032
	BCB Bancorp, Inc.	68,734	901,790
*	Berkshire Bancorp, Inc.	6,917	71,107
	Berkshire Hills Bancorp, Inc.	408,130	11,488,860
	BGC Partners, Inc., Class A	407,292	2,350,075
*	Blucora, Inc.	304,434	6,864,987
	Blue Capital Reinsurance Holdings, Ltd.	25,051	174,856
	Boston Private Financial Holdings, Inc.	1,133,450	12,921,330
	Bridge Bancorp, Inc.	157,110	4,768,289
*	Bridgewater Bancshares, Inc.	15,877	209,576
*	Brighthouse Financial, Inc.	121,726	4,735,141
*	BrightSphere Investment Group P.L.C.	605,992	5,581,186
	Brookline Bancorp, Inc.	774,046	11,765,499
	Bryn Mawr Bank Corp.	206,992	7,766,340
	Byline Bancorp, Inc.	24,925	481,053
	C&F Financial Corp.	17,903	896,045
	Cadence BanCorp	694,040	10,847,845
#	California First National Bancorp	12,327	206,477

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Cambridge Bancorp	7,278	$525,326
	Camden National Corp.	169,268	7,999,606
*	Cannae Holdings, Inc.	126,874	5,158,697
#	Capital City Bank Group, Inc.	102,771	2,931,029
	Capitol Federal Financial, Inc.	1,894,049	24,963,566
	Capstar Financial Holdings, Inc.	55,931	837,287
	Carolina Financial Corp.	120,391	4,616,995
	Cathay General Bancorp	1,225,122	44,177,899
	CBTX, Inc.	12,539	370,527
#	CenterState Bank Corp.	842,820	19,014,019
	Central Pacific Financial Corp.	276,220	7,659,581
	Central Valley Community Bancorp	35,261	662,554
	Century Bancorp, Inc., Class A	25,384	2,183,024
	Chemung Financial Corp.	4,768	189,147
#	CIT Group, Inc.	123,459	5,643,311
	Citizens & Northern Corp.	58,932	1,506,891
	Citizens Community Bancorp, Inc.	2,440	29,231
	Citizens Holding Co.	2,717	58,551
#*	Citizens, Inc.	201,927	1,223,678
#	City Holding Co.	146,419	11,080,990
	Civista Bancshares, Inc.	38,550	848,486
	CNB Financial Corp.	111,654	3,300,492
	CNO Financial Group, Inc.	862,479	15,171,006
*	Coastal Financial Corp.	690	12,282
	Codorus Valley Bancorp, Inc.	20,743	452,197
#	Cohen & Steers, Inc.	381,363	28,213,235
	Colony Bankcorp, Inc.	13,932	213,856
	Columbia Banking System, Inc.	1,007,651	38,996,094
#	Community Bank System, Inc.	599,452	39,725,684
	Community Bankers Trust Corp.	113,174	999,326
	Community Trust Bancorp, Inc.	182,307	7,975,931
	Community West Bancshares	6,650	73,150
	ConnectOne Bancorp, Inc.	338,423	7,990,167
*	Consumer Portfolio Services, Inc.	225,695	796,703
#*	Cowen, Inc., Class A	145,583	2,339,519
#	Crawford & Co., Class A	251,294	2,196,310
	Crawford & Co., Class B	198,028	1,582,244
#*	Curo Group Holdings Corp.	41,568	432,723
#*	Customers Bancorp, Inc.	375,988	8,038,623
	CVB Financial Corp.	1,343,583	27,906,219
	Diamond Hill Investment Group, Inc.	43,246	6,087,739
	Dime Community Bancshares, Inc.	410,146	7,960,934
	Donegal Group, Inc., Class A	257,706	3,594,999
	Donegal Group, Inc., Class B	5,267	63,573
*	Donnelley Financial Solutions, Inc.	637,315	5,774,074
	Eagle Bancorp Montana, Inc.	225	4,730
	Eagle Bancorp, Inc.	346,646	15,148,430
	Eaton Vance Corp.	45,847	2,097,500
#*	eHealth, Inc.	223,702	23,524,502
#*	Elevate Credit, Inc.	129,182	750,547
	Employers Holdings, Inc.	351,097	14,974,287
#*	Encore Capital Group, Inc.	317,408	10,776,002
*	Enova International, Inc.	490,999	12,304,435
*	Enstar Group, Ltd.	72,198	14,099,547
	Enterprise Bancorp, Inc.	31,219	968,413
	Enterprise Financial Services Corp.	245,107	10,664,606
#*	Equity Bancshares, Inc., Class A	101,318	2,721,401
	ESSA Bancorp, Inc.	49,020	830,889
	Essent Group, Ltd.	337,266	16,731,766

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Evans Bancorp, Inc.	19,286	$752,925
	Evercore, Inc., Class A	329,630	25,256,251
#*	EZCORP, Inc., Class A	556,660	3,462,425
#	Farmers & Merchants Bancorp, Inc.	3,963	116,512
	Farmers National Banc Corp.	140,084	2,216,129
	FB Financial Corp.	36,308	1,294,380
	FBL Financial Group, Inc., Class A	201,259	10,823,709
	Federal Agricultural Mortgage Corp., Class A	2,089	141,404
	Federal Agricultural Mortgage Corp., Class C	92,381	7,048,670
#	Federated Investors, Inc., Class B	1,156,752	41,909,125
	FedNat Holding Co.	167,496	2,601,213
	Financial Institutions, Inc.	171,971	5,298,427
	First Bancorp	290,362	10,302,044
	First BanCorp	1,895,548	17,571,730
	First Bancorp, Inc.	82,951	2,345,854
	First Bancshares, Inc. (The)	34,441	1,185,459
	First Bank	35,449	379,304
	First Busey Corp.	462,118	11,784,009
	First Business Financial Services, Inc.	41,058	1,033,840
	First Choice Bancorp	23,450	570,773
	First Commonwealth Financial Corp.	959,342	12,970,304
	First Community Bancshares, Inc.	196,452	5,758,008
	First Community Corp.	1,679	34,470
	First Defiance Financial Corp.	192,666	5,662,454
#	First Financial Bancorp	1,046,085	25,147,883
#	First Financial Bankshares, Inc.	942,458	31,591,192
	First Financial Corp.	52,198	2,178,223
	First Financial Northwest, Inc.	89,174	1,304,616
	First Foundation, Inc.	336,729	5,556,029
	First Hawaiian, Inc.	385,521	11,203,240
	First Internet Bancorp	78,611	2,083,978
	First Interstate BancSystem, Inc., Class A	436,819	16,817,532
	First Merchants Corp.	572,818	22,769,516
	First Mid Bancshares, Inc.	36,460	1,194,065
	First Midwest Bancorp, Inc.	1,248,008	24,885,280
	First Northwest Bancorp	41,729	658,901
	First of Long Island Corp. (The)	234,610	5,175,497
	First United Corp.	20,361	486,832
	First US Bancshares, Inc.	2,966	33,368
	FirstCash, Inc.	568,025	49,401,134
	Flagstar Bancorp, Inc.	487,846	17,191,693
	Flushing Financial Corp.	298,554	5,932,268
	FNB Corp.	840,073	9,803,652
#	Franklin Financial Network, Inc.	188,578	6,952,871
	FS Bancorp, Inc.	18,139	992,566
#	Fulton Financial Corp.	2,024,036	33,335,873
#	GAIN Capital Holdings, Inc.	352,767	1,379,319
#	GAMCO Investors, Inc., Class A	107,888	1,785,546
*	Genworth Financial, Inc., Class A	673,113	2,759,763
#	German American Bancorp, Inc.	225,444	7,707,930
#	Glacier Bancorp, Inc.	917,431	38,871,551
	Global Indemnity, Ltd.	74,845	2,359,863
#	Goosehead Insurance, Inc., Class A	10,576	551,856
*	Great Elm Capital Group, Inc.	1,125	3,375
	Great Southern Bancorp, Inc.	151,802	8,639,052
	Great Western Bancorp, Inc.	448,421	13,250,841
*	Green Dot Corp., Class A	572,524	17,221,522
#	Greenhill & Co., Inc.	274,802	4,303,399
#*	Greenlight Capital Re, Ltd., Class A	460,593	4,288,121

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Guaranty Bancshares, Inc.	17,784	$544,190
	Guaranty Federal Bancshares, Inc.	2,898	68,828
*	Hallmark Financial Services, Inc.	168,603	2,899,972
	Hamilton Lane, Inc., Class A	124,936	8,114,593
	Hancock Whitney Corp.	526,187	20,910,671
	Hanmi Financial Corp.	444,793	7,481,418
*	HarborOne Bancrop, Inc.	143,371	1,564,178
	Hawthorn Bancshares, Inc.	2,950	67,113
#	HCI Group, Inc.	201,322	8,912,525
	Heartland Financial USA, Inc.	260,250	12,728,828
	Heritage Commerce Corp.	594,795	6,899,622
	Heritage Financial Corp.	293,074	7,555,448
	Heritage Insurance Holdings, Inc.	128,988	1,555,595
	Hilltop Holdings, Inc.	1,076,042	24,361,591
	Hingham Institution for Savings	9,715	2,034,224
*	HMN Financial, Inc.	31,110	650,510
	Home Bancorp, Inc.	14,543	517,149
	Home BancShares, Inc.	1,280,781	24,488,533
*	HomeStreet, Inc.	301,377	9,677,215
	HomeTrust Bancshares, Inc.	51,389	1,362,836
	Hope Bancorp, Inc.	1,711,327	23,796,002
	Horace Mann Educators Corp.	342,212	14,718,538
	Horizon Bancorp, Inc.	373,256	6,315,492
	Houlihan Lokey, Inc.	231,005	11,977,609
*	Howard Bancorp, Inc.	43,261	730,678
	IBERIABANK Corp.	218,189	15,864,522
#*	Impac Mortgage Holdings, Inc.	1,594	8,608
	Independence Holding Co.	6,965	282,013
	Independent Bank Corp.	308,597	22,280,703
	Independent Bank Corp.	26,958	576,362
	Independent Bank Group, Inc.	288,273	15,428,371
#	Interactive Brokers Group, Inc., Class A	368,463	17,317,761
	International Bancshares Corp.	732,707	28,868,656
*	INTL. FCStone, Inc.	196,384	9,359,661
	Investar Holding Corp.	1,068	23,613
	Investors Bancorp, Inc.	645,769	7,804,118
	Investors Title Co.	14,480	2,284,944
	James River Group Holdings, Ltd.	179,906	7,725,164
	Janus Henderson Group P.L.C.	156,443	3,953,315
	Kearny Financial Corp.	808,862	9,989,446
	Kemper Corp.	473,786	35,259,154
	Kentucky First Federal Bancorp	11,174	86,040
	Kingstone Cos., Inc.	118,460	935,834
	Kinsale Capital Group, Inc.	95,343	10,890,077
#	Ladenburg Thalmann Financial Services, Inc.	1,031,848	3,601,150
	Lake Shore Bancorp, Inc.	537	8,189
	Lakeland Bancorp, Inc.	497,605	8,081,105
#	Lakeland Financial Corp.	266,440	12,639,914
	Landmark Bancorp, Inc.	6,390	158,216
	Lazard, Ltd., Class A	170,732	7,163,915
	LCNB Corp.	1,134	18,790
	Legg Mason, Inc.	480,163	18,798,381
#*	LendingClub Corp.	725,980	8,508,486
#*	LendingTree, Inc.	111,613	34,733,966
*	Limestone Bancorp, Inc.	1,480	24,790
#	Live Oak Bancshares, Inc.	164,743	2,879,708
	Luther Burbank Corp.	18,955	195,426
	Macatawa Bank Corp.	339,793	3,584,816
	Mackinac Financial Corp.	47,310	715,327

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Magyar Bancorp, Inc.	1,800	$22,068
*	Maiden Holdings, Ltd.	1,831,751	1,611,941
*	Malvern Bancorp, Inc.	5,936	118,720
#	Manning & Napier, Inc.	37,623	71,484
	Marlin Business Services Corp.	141,817	2,793,795
#*	MBIA, Inc.	916,934	8,307,422
*	Mediaco Holding, Inc., Class A	2,817	20,423
#	Medley Management, Inc., Class A	2,000	6,060
	Mercantile Bank Corp.	152,867	5,009,452
	Merchants Bancorp	15,753	310,019
	Mercury General Corp.	622,919	30,579,094
	Meridian Bancorp, Inc.	558,128	10,040,723
#	Meta Financial Group, Inc.	355,236	13,221,884
*	Metropolitan Bank Holding Corp.	5,343	262,608
	MGIC Investment Corp.	51,921	715,991
	Mid Penn Bancorp, Inc.	2,649	63,576
	Midland States Bancorp, Inc.	97,061	2,564,352
	MidWestOne Financial Group, Inc.	37,600	1,215,984
*	MMA Capital Holdings, Inc.	300	9,204
	Moelis & Co., Class A	351,449	12,652,164
#*	Mr Cooper Group, Inc.	226,977	2,809,975
	MSB Financial Corp.	1,139	19,750
	MutualFirst Financial, Inc.	48,803	1,816,936
	National Bank Holdings Corp., Class A	311,446	10,153,140
	National Bankshares, Inc.	236	9,638
	National General Holdings Corp.	691,068	15,044,550
*	National Holdings Corp.	2,600	7,410
	National Western Life Group, Inc., Class A	13,617	3,622,122
	Navient Corp.	1,769,591	25,446,719
#	NBT Bancorp, Inc.	469,957	17,759,675
	Nelnet, Inc., Class A	294,118	16,841,197
»	NewStar Financial, Inc.	528,678	192,743
*	Nicholas Financial, Inc.	54,117	448,089
*	Nicolet Bankshares, Inc.	26,681	1,885,013
*	NMI Holdings, Inc., Class A	450,121	14,367,862
*	Northeast Bank	43,033	863,672
	Northfield Bancorp, Inc.	529,604	8,415,408
	Northrim BanCorp, Inc.	62,227	2,341,602
	Northwest Bancshares, Inc.	1,401,564	22,039,594
	Norwood Financial Corp.	15,206	517,004
	OceanFirst Financial Corp.	433,824	10,090,746
*	Ocwen Financial Corp.	834,226	1,026,098
	OFG Bancorp	435,186	8,577,516
	Ohio Valley Banc Corp.	11,179	369,466
	Old National Bancorp	1,603,566	28,719,867
	Old Second Bancorp, Inc.	263,857	3,241,483
*	On Deck Capital, Inc.	1,052,071	4,292,450
	OneMain Holdings, Inc.	46,938	1,988,763
	Oppenheimer Holdings, Inc., Class A	69,539	1,915,799
	Opus Bank	312,721	8,329,324
#	Origin Bancorp, Inc.	10,300	362,972
	Orrstown Financial Services, Inc.	23,422	482,727
*	Pacific Mercantile Bancorp	116,046	804,199
	Pacific Premier Bancorp, Inc.	461,502	13,752,760
	PacWest Bancorp	41,622	1,458,851
	Park National Corp.	88,216	8,377,874
	Parke Bancorp, Inc.	20,315	437,179
	Patriot National Bancorp, Inc.	424	5,639
	PCSB Financial Corp.	22,552	448,334

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peapack Gladstone Financial Corp.	217,676	$6,362,669
	Penns Woods Bancorp, Inc.	39,615	1,249,853
#	Pennymac Financial Services, Inc.	294,618	9,934,519
	Peoples Bancorp of North Carolina, Inc.	7,982	218,308
	Peoples Bancorp, Inc.	205,930	6,700,962
	People's Utah Bancorp	130,278	3,397,650
	Pinnacle Financial Partners, Inc.	13,353	788,628
	Piper Sandler Cos.	82,681	6,815,395
	PJT Partners, Inc., Class A	164,527	7,571,533
	Popular, Inc.	103,824	5,809,991
#*	PRA Group, Inc.	568,556	20,104,140
#	Preferred Bank	169,830	10,208,481
	Premier Financial Bancorp, Inc.	107,007	1,819,119
	Primerica, Inc.	106,723	12,653,079
	ProAssurance Corp.	693,377	21,057,860
	Protective Insurance Corp., Class A	1,471	22,065
	Protective Insurance Corp., Class B	84,422	1,316,139
#*	Provident Bancorp, Inc.	3,898	46,035
	Provident Financial Holdings, Inc.	66,843	1,471,214
	Provident Financial Services, Inc.	543,017	12,386,218
	Prudential Bancorp, Inc.	17,529	308,686
	Pzena Investment Management, Inc., Class A	207,101	1,696,157
	QCR Holdings, Inc.	123,877	5,091,345
	Radian Group, Inc.	11,900	291,431
	RBB Bancorp	36,226	712,928
*	Regional Management Corp.	127,597	3,515,297
	Renasant Corp.	517,365	16,519,464
	Republic Bancorp, Inc., Class A	94,175	3,945,933
*	Republic First Bancorp, Inc.	323,213	1,031,049
	Riverview Bancorp, Inc.	236,289	1,739,087
	RLI Corp.	462,219	42,990,989
	S&T Bancorp, Inc.	336,992	12,667,529
	Safeguard Scientifics, Inc.	334,322	3,557,186
	Safety Insurance Group, Inc.	180,796	16,647,696
	Salisbury Bancorp, Inc.	2,658	118,148
	Sandy Spring Bancorp, Inc.	297,296	10,345,901
	SB Financial Group, Inc.	790	14,947
	SB One Bancorp	35,253	842,547
*	Seacoast Banking Corp. of Florida	387,006	10,507,213
*	Security National Financial Corp., Class A	2,430	13,485
*	Select Bancorp, Inc.	34,489	400,072
	Selective Insurance Group, Inc.	722,000	47,832,500
#	ServisFirst Bancshares, Inc.	404,684	14,872,137
	Severn Bancorp, Inc.	1,000	8,250
	Shore Bancshares, Inc.	54,476	885,235
	Sierra Bancorp	165,025	4,419,370
	Silvercrest Asset Management Group, Inc., Class A	28,209	335,123
#	Simmons First National Corp., Class A	924,714	22,174,642
	SLM Corp.	570,095	6,225,437
	SmartFinancial, Inc.	27,194	587,934
	Sound Financial Bancorp, Inc.	100	3,626
#	South State Corp.	355,363	26,868,996
*	Southern First Bancshares, Inc.	74,397	2,905,203
	Southern Missouri Bancorp, Inc.	33,007	1,175,709
	Southern National Bancorp of Virginia, Inc.	85,717	1,331,185
#	Southside Bancshares, Inc.	325,816	11,429,625
	Southwest Georgia Financial Corp.	1,844	62,696
*	Spirit of Texas Bancshares, Inc.	6,451	133,858
	State Auto Financial Corp.	394,035	11,864,394

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Sterling Bancorp	1,401,456	$28,029,120
	Sterling Bancorp, Inc.	52,101	381,900
	Stewart Information Services Corp.	354,075	14,782,631
	Stifel Financial Corp.	518,288	33,528,051
	Stock Yards Bancorp, Inc.	232,544	9,008,755
	Summit Financial Group, Inc.	27,495	675,002
	Summit State Bank	743	9,644
	TCF Financial Corp.	1,304,961	55,173,751
	Territorial Bancorp, Inc.	80,631	2,340,718
*	Texas Capital Bancshares, Inc.	350,801	19,280,023
#»	TheStreet.Com, Inc.	1,239	112
*	Third Point Reinsurance, Ltd.	173,464	1,889,023
	Timberland Bancorp, Inc.	99,597	2,804,652
	Tiptree, Inc.	327,613	2,244,149
#	Tompkins Financial Corp.	143,726	12,373,371
	Towne Bank	583,094	15,481,146
	TriCo Bancshares	244,116	8,885,822
#*	TriState Capital Holdings, Inc.	403,415	9,274,511
*	Triumph Bancorp, Inc.	137,036	5,341,663
#*	Trupanion, Inc.	16,704	533,192
	TrustCo Bank Corp. NY	1,216,230	9,644,704
#	Trustmark Corp.	897,836	28,712,795
	UMB Financial Corp.	495,640	32,940,234
	Umpqua Holdings Corp.	352,833	5,962,878
#*	Unico American Corp.	11,600	74,356
	Union Bankshares, Inc.	2,252	75,712
	United Bancshares, Inc.	900	21,375
#	United Bankshares, Inc.	733,271	25,151,195
	United Community Banks, Inc.	902,137	25,187,665
	United Community Financial Corp.	697,191	7,620,298
	United Fire Group, Inc.	203,728	9,017,001
	United Insurance Holdings Corp.	412,280	4,180,519
	United Security Bancshares	42,816	417,028
	Unity Bancorp, Inc.	51,462	1,128,047
#	Universal Insurance Holdings, Inc.	334,106	8,132,140
	Univest Financial Corp.	318,138	7,902,548
	Valley National Bancorp	3,116,776	32,819,651
	Value Line, Inc.	26,515	873,669
	Veritex Holdings, Inc.	300,130	8,499,682
#	Victory Capital Holdings, Inc., Class A	24,484	510,736
#	Virtu Financial, Inc., Class A	260,661	4,350,432
#	Virtus Investment Partners, Inc.	105,276	12,952,106
#	Waddell & Reed Financial, Inc., Class A	949,721	15,176,542
	Walker & Dunlop, Inc.	370,541	24,592,806
	Washington Federal, Inc.	795,985	27,063,490
#	Washington Trust Bancorp, Inc.	178,355	8,441,542
	Waterstone Financial, Inc.	269,111	4,706,751
	Webster Financial Corp.	130,919	5,873,026
	WesBanco, Inc.	581,478	19,258,551
	West Bancorporation, Inc.	176,606	4,042,511
#	Westamerica Bancorporation	205,625	13,028,400
	Western Alliance Bancorp	70,636	3,901,226
	Western New England Bancorp, Inc.	280,991	2,523,299
	Westwood Holdings Group, Inc.	128,574	3,610,358
	White Mountains Insurance Group, Ltd.	21,184	23,667,188
	Wintrust Financial Corp.	284,868	18,026,447
#	WisdomTree Investments, Inc.	873,912	3,679,170
#*	World Acceptance Corp.	87,842	7,595,698
	WSFS Financial Corp.	498,966	19,903,754

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	WVS Financial Corp.	4,423	$74,085
TOTAL FINANCIALS			3,382,870,250
HEALTH CARE — (9.1%)
#*	Abeona Therapeutics, Inc.	42,416	92,043
#*	AC Immune SA	3,624	33,667
#*	Acadia Healthcare Co., Inc.	741,659	23,829,504
#*	Acceleron Pharma Inc.	40,357	3,663,608
#*	Accuray, Inc.	1,040,899	4,049,097
*	Acer Therapeutics, Inc.	2,509	9,534
»	Achillion Pharmaceuticals, Inc.	2,084,145	958,707
#*	Acorda Therapeutics, Inc.	668,698	1,357,457
#*	Adamas Pharmaceuticals, Inc.	74,795	384,446
*	Addus HomeCare Corp.	189,614	17,888,185
*	Aduro Biotech, Inc.	270,523	454,479
#*	Adverum Biotechnologies, Inc.	608,084	6,001,789
*	Aeglea BioTherapeutics, Inc.	215,657	1,565,670
#*	Aerie Pharmaceuticals Inc.	20,457	418,959
*	Affimed NV	94,326	247,134
#*	Agios Pharmaceuticals, Inc.	117,558	5,728,601
#*	Akebia Therapeutics, Inc.	345,004	2,490,929
#*	Akorn, Inc.	945,143	1,446,069
*	Albireo Pharma, Inc.	75,416	1,711,943
*	Aldeyra Therapeutics, Inc.	54,044	288,595
*	Alkermes P.L.C.	92,582	1,611,853
#*	Allscripts Healthcare Solutions, Inc.	1,814,411	15,567,646
#*	Alphatec Holdings, Inc.	23,840	165,926
*	Altimmune, Inc.	22,499	38,923
#*	AMAG Pharmaceuticals, Inc.	73,626	652,326
*	Amedisys, Inc.	349,411	61,667,547
#*	American Renal Associates Holdings, Inc.	311,959	2,832,588
*	American Shared Hospital Services	11,689	29,161
*	Amicus Therapeutics, Inc.	262,463	2,320,173
*	AMN Healthcare Services, Inc.	519,275	34,988,749
*	Amphastar Pharmaceuticals, Inc.	466,077	8,813,516
*	AnaptysBio, Inc.	43,844	636,615
*	AngioDynamics, Inc.	361,331	4,975,528
*	ANI Pharmaceuticals, Inc.	165,356	10,252,072
#*	Anika Therapeutics, Inc.	204,522	8,407,899
*	Apollo Endosurgery, Inc.	9,340	28,020
#*	Apollo Medical Holdings, Inc.	2,107	37,757
#*	Applied Genetic Technologies Corp.	238,900	1,500,292
#*	Aptinyx, Inc.	2,801	11,456
	Apyx Medical Corp.	96,692	733,892
#*	AquaBounty Technologies Inc.	2,500	5,100
*	Aravive, Inc.	51,413	514,130
*	Arcus Biosciences, Inc.	16,700	146,626
#*	Ardelyx, Inc.	781,824	5,535,314
*	Arena Pharmaceuticals, Inc.	119,409	5,455,797
*	Assembly Biosciences, Inc.	132,141	2,320,396
#*	Assertio Therapeutics, Inc.	692,323	740,786
#*	Atara Biotherapeutics, Inc.	144,886	1,916,842
*	Atossa Genetics, Inc.	5,251	7,771
*	AtriCure Inc.	30,867	1,200,726
	Atrion Corp.	12,160	8,745,350
#*	Avanos Medical, Inc.	436,410	12,018,731
#*	Avrobio, Inc.	34,335	746,100
#*	AxoGen, Inc.	61,311	757,804
#	Axovant Gene Therapies, Ltd.	5,400	20,736

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Baudax Bio, Inc.	2,502	$20,942
*	BioDelivery Sciences International, Inc.	38,393	201,563
#*	BioLife Solutions, Inc.	1,552	21,402
*	BioSpecifics Technologies Corp.	112,887	6,669,364
#*	BioTelemetry, Inc.	430,053	21,038,193
#*	Bluebird Bio, Inc.	10,027	799,052
*	Brookdale Senior Living, Inc.	2,448,076	16,132,821
*	Calithera Biosciences, Inc.	408,899	2,453,394
#	Cantel Medical Corp.	362,261	23,568,701
#*	Capital Senior Living Corp.	519,043	1,448,130
#*	CareDx, Inc.	25,478	615,548
#*	CASI Pharmaceuticals, Inc.	4,800	13,680
*	Castlight Health, Inc., Class B	576,010	714,252
*	Catabasis Pharmaceuticals, Inc.	69,283	367,200
#*	Catalyst Biosciences, Inc.	168,167	1,193,986
#*	Catalyst Pharmaceuticals, Inc.	118,977	488,995
*	Celldex Therapeutics, Inc.	54,754	126,756
#*	Cellular Biomedicine Group, Inc.	3,935	67,092
#*	Champions Oncology, Inc.	87,476	663,943
#*	Check Cap, Ltd.	31,042	58,049
*	Chembio Diagnostics, Inc.	5,226	21,479
	Chemed Corp.	3,132	1,462,769
#*	ChemoCentryx, Inc.	409,780	17,382,868
#*	Chiasma, Inc.	19,658	92,786
*	Chimerix, Inc.	703,838	1,161,333
#*	Cidara Therapeutics, Inc.	12,188	38,392
»	Clementia Pharmaceuticals, Inc.	669,246	10,342
#*	Codexis, Inc.	28,962	454,124
#*	Collegium Pharmaceutical, Inc.	243,382	4,895,629
#*	Community Health Systems, Inc.	659,466	2,829,109
#	Computer Programs & Systems, Inc.	107,216	2,787,616
*	Concert Pharmaceuticals, Inc.	415,532	4,437,882
	CONMED Corp.	253,667	25,792,861
#*	Constellation Pharmaceuticals, Inc.	2,688	88,812
#*	Corcept Therapeutics, Inc.	592,843	7,511,321
*	CorVel Corp.	180,524	16,530,583
#*	Corvus Pharmaceuticals, Inc.	207,615	1,146,035
#*	Covetrus, Inc.	100,905	1,241,131
*	CRISPR Therapeutics AG	3,941	204,735
*	Cross Country Healthcare, Inc.	486,573	4,817,073
*	CryoLife, Inc.	452,938	13,470,376
#*	Cumberland Pharmaceuticals, Inc.	138,305	672,162
*	Cutera, Inc.	277,796	7,828,291
#*	Cymabay Therapeutics, Inc.	397,961	612,860
*	CynergisTek, Inc.	13,560	52,070
*	CytomX Therapeutics, Inc.	178,917	1,327,564
#*	Deciphera Pharmaceuticals, Inc.	43,901	2,749,520
#*	Denali Therapeutics, Inc.	47,117	1,091,230
#*	Dermira, Inc.	254,781	4,828,100
*	Digirad Corp.	12,540	35,614
*	Diplomat Pharmacy, Inc.	228,479	909,346
#*	Dyadic International, Inc.	2,130	12,333
#*	Eagle Pharmaceuticals, Inc.	88,285	4,751,499
#*	Eidos Therapeutics, Inc.	3,074	163,783
#*	Eiger BioPharmaceuticals, Inc.	2,779	34,348
#*	ElectroCore, Inc.	1,702	2,145
*	Electromed, Inc.	41,622	405,398
*	Emergent BioSolutions, Inc.	327,879	18,062,854
*	Enanta Pharmaceuticals, Inc.	218,603	11,266,799

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Endo International P.L.C.	599,267	$3,397,844
#*	Endologix, Inc.	81,775	81,775
	Ensign Group, Inc. (The)	526,960	23,818,592
*	Enzo Biochem, Inc.	634,551	1,592,723
#*	Epizyme, Inc.	248,348	5,197,924
#*	Evolent Health, Inc., Class A	679,735	6,851,729
#*	Eyenovia, Inc.	7,031	32,905
#*	Fate Therapeutics, Inc.	19,284	489,042
#*	FibroGen, Inc.	106,826	4,470,668
*	Five Prime Therapeutics, Inc.	379,668	1,792,033
*	Fluidigm Corp.	50,091	192,349
*	FONAR Corp.	63,510	1,340,696
#*	G1 Therapeutics, Inc.	102,974	1,993,577
#*	Global Blood Therapeutics, Inc.	119,606	7,805,488
*	Globus Medical, Inc., Class A	174,514	9,123,592
#*	GlycoMimetics, Inc.	359,329	1,537,928
*	Haemonetics Corp.	24,474	2,628,263
*	Hanger, Inc.	80,072	1,956,159
#	Harrow Health, Inc.	5,535	32,214
*	Harvard Bioscience, Inc.	559,819	1,662,662
#*	HealthEquity, Inc.	144,767	9,563,308
*	HealthStream, Inc.	334,129	8,536,996
#*	Heska Corp.	94,928	9,510,836
*	HMS Holdings Corp.	872,549	23,838,039
*	Horizon Therapeutics P.L.C.	2,052,147	70,778,550
*	ICU Medical, Inc.	43,490	7,935,620
#*	Idera Pharmaceuticals, Inc.	77,238	128,215
*	Infinity Pharmaceuticals, Inc.	382,825	505,329
*	InfuSystem Holdings, Inc.	13,879	119,082
#*	Innoviva, Inc.	749,612	10,348,394
#*	Inogen, Inc.	169,748	7,514,744
#*	Inovalon Holdings, Inc., Class A	24,864	503,745
#*	Inovio Pharmaceuticals, Inc.	387,915	1,757,255
#*	Insmed, Inc.	31,203	640,910
*	Inspire Medical Systems, Inc.	17,101	1,279,155
*	Integer Holdings Corp.	319,518	27,286,837
*	Integra LifeSciences Holdings Corp.	44,985	2,475,974
#*	Intellia Therapeutics, Inc.	354,637	4,223,727
#*	Intersect ENT Inc.	15,036	388,530
*	Intra-Cellular Therapies, Inc.	628,790	14,267,245
#*	IntriCon Corp.	120,777	2,056,832
#	Invacare Corp.	574,225	4,415,790
#*	Iovance Biotherapeutics, Inc.	67,045	1,457,558
#*	iRadimed Corp.	2,891	73,720
*	IRIDEX Corp.	63,373	167,305
#*	Ironwood Pharmaceuticals Inc.	13,602	164,312
	IVERIC bio, Inc.	59,289	393,679
#*	Joint Corp. (The)	31,162	520,405
#*	Jounce Therapeutics, Inc.	282,415	1,776,390
#*	Kala Pharmaceuticals, Inc.	229,188	1,365,960
#*	KalVista Pharmaceuticals, Inc.	40,716	622,955
#*	Karyopharm Therapeutics, Inc.	493,510	7,970,186
	Kewaunee Scientific Corp.	16,674	205,757
#*	Kindred Biosciences, Inc.	491,715	4,292,672
*	Kiniksa Pharmaceuticals Ltd., Class A	1,290	18,976
#*	Kura Oncology, Inc.	132,301	1,553,214
#*	Lannett Co., Inc.	35,583	289,646
*	Lantheus Holdings, Inc.	510,465	8,938,242
#	LeMaitre Vascular, Inc.	322,528	11,606,170

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Lexicon Pharmaceuticals Inc.	5,900	$18,231
#*	LHC Group, Inc.	366,001	53,344,646
#*	Ligand Pharmaceuticals, Inc.	79,888	7,014,965
#	Lineage Cell Therapeutics, Inc.	73,137	75,331
*	LivaNova P.L.C.	180,589	12,274,634
	Luminex Corp.	469,766	10,656,642
*	MacroGenics, Inc.	422,632	3,909,346
#*	Madrigal Pharmaceuticals, Inc.	17,631	1,463,726
*	Magellan Health, Inc.	244,799	17,921,735
#*	Mallinckrodt P.L.C.	1,067,398	4,899,357
#*	Marinus Pharmaceuticals, Inc.	44,156	89,637
*	MEDNAX, Inc.	210,768	4,862,418
*	Medpace Holdings, Inc.	188,618	16,136,270
*	MEI Pharma, Inc.	50,301	115,189
	Meridian Bioscience, Inc.	591,343	5,818,815
#*	Merit Medical Systems, Inc.	552,310	20,115,130
#	Merrimack Pharmaceuticals, Inc.	130,211	399,748
#*	Mersana Therapeutics, Inc.	8,800	59,400
#	Mesa Laboratories, Inc.	39,423	10,346,172
*	Microbot Medical, Inc.	9,800	87,416
*	Micron Solutions, Inc.	6,674	17,419
	Millendo Therapeutics, Inc.	1,100	8,734
#*	Minerva Neurosciences, Inc.	583,511	4,743,944
#*	Misonix, Inc.	84,964	1,418,049
*	Molecular Templates, Inc.	113,749	1,699,410
*	Momenta Pharmaceuticals, Inc.	323,825	9,397,401
#*	MTBC, Inc.	10,975	53,229
#*	MyoKardia Inc.	17,277	1,175,354
*	Myriad Genetics, Inc.	742,484	20,529,683
#*	Nabriva Therapeutics P.L.C.	226,060	305,181
*	NantKwest, Inc.	5,502	34,773
	National HealthCare Corp.	61,039	5,122,393
	National Research Corp.	149,318	10,104,349
*	Natus Medical, Inc.	352,138	11,018,398
#*	Nektar Therapeutics	100,215	1,993,276
#*	Neogen Corp.	325,205	21,876,540
#*	NeoGenomics, Inc.	423,029	13,634,225
#	Neoleukin Therapeutics, Inc.	50,332	622,104
#*	NewLink Genetics Corp.	11,691	19,173
*	NextGen Healthcare, Inc.	682,934	9,465,465
*	NuVasive, Inc.	496,126	38,261,237
#*	ObsEva SA	57,899	205,541
*	Omnicell, Inc.	398,387	32,380,895
*	OncoSec Medical, Inc.	3,910	7,664
*	Opiant Pharmaceuticals, Inc.	2,884	36,771
#*	OPKO Health, Inc.	1,722,852	2,498,135
#*	Option Care Health, Inc.	839,165	3,507,710
*	OraSure Technologies, Inc.	803,251	5,662,920
*	Orthofix Medical, Inc.	224,181	9,698,070
#*	OrthoPediatrics Corp.	12,321	565,904
*	Otonomy, Inc.	327,797	1,048,950
#*	Ovid therapeutics, Inc.	40,259	144,932
#	Owens & Minor, Inc.	979,764	6,133,323
*	Oxford Immunotec Global P.L.C.	43,461	672,776
#*	Pacira BioSciences, Inc.	161,771	6,991,743
#	Patterson Cos., Inc.	615,927	13,556,553
*	PDL BioPharma, Inc.	1,370,246	4,508,109
#	PDS Biotechnology Corp.	6,239	15,348
*	Pennant Group, Inc.	263,480	6,955,872

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	PetIQ, Inc.	127,108	$3,781,463
*	Pfenex, Inc.	246,079	2,637,967
	Phibro Animal Health Corp., Class A	186,008	4,412,110
#*	Pieris Pharmaceuticals, Inc.	55,838	206,601
	Precigen Inc.	14,359	66,769
#*	Premier, Inc., Class A	26,230	912,017
#*	Prestige Consumer Healthcare, Inc.	537,452	21,799,053
#*	Principia Biopharma, Inc.	2,006	105,616
*	Pro-Dex, Inc.	24,425	368,817
#*	Progenics Pharmaceuticals, Inc.	310,647	1,385,486
	ProPhase Labs, Inc.	259	515
#*	Protagonist Therapeutics, Inc.	271,023	2,046,224
*	Prothena Corp. P.L.C.	441,620	5,374,515
*	Providence Service Corp. (The)	168,049	10,897,978
	Psychemedics Corp.	64,680	614,460
#*	Pulse Biosciences, Inc.	623	8,722
*	Quidel Corp.	294,937	22,651,162
*	R1 RCM, Inc.	107,446	1,343,075
#*	Ra Pharmaceuticals, Inc.	151,739	7,112,007
*	RadNet, Inc.	592,082	13,363,291
*	Recro Pharma, Inc.	6,256	103,161
#*	REGENXBIO, Inc.	159,452	6,940,946
*	Repligen Corp.	282,683	28,378,546
*	Retrophin, Inc.	449,193	6,944,524
#*	Revance Therapeutics, Inc.	189,565	4,240,569
*	Rexahn Pharmaceuticals, Inc.	984	1,968
#*	Rhythm Pharmaceuticals, Inc.	45,223	793,211
#*	Rigel Pharmaceuticals, Inc.	754,837	1,705,932
#*	Rocket Pharmaceuticals, Inc.	29,691	608,072
#*	RTI Surgical Holdings, Inc.	964,409	4,011,941
#*	Sage Therapeutics, Inc.	6,046	400,729
#*	Sangamo Therapeutics, Inc.	433,021	3,174,044
*	SeaSpine Holdings Corp.	236,305	3,487,862
*	Select Medical Holdings Corp.	1,337,883	30,557,248
#*	SELLAS Life Sciences Group, Inc.	9,207	25,688
#*	Sientra, Inc.	198,271	1,201,522
#*	SIGA Technologies, Inc.	66,927	344,674
#	Simulations Plus, Inc.	229,220	7,467,988
#*	Solid Biosciences, Inc.	14,186	47,523
#*	Spectrum Pharmaceuticals, Inc.	275,760	697,673
#*	Spero Therapeutics, Inc.	25,260	232,645
#*	Spring Bank Pharmaceuticals, Inc.	1,000	1,250
#*	STAAR Surgical Co.	52,443	1,764,183
*	Strata Skin Sciences, Inc.	26,318	47,636
*	Supernus Pharmaceuticals, Inc.	549,250	12,561,347
*	Surgery Partners, Inc.	227,921	3,845,027
#*	Surmodics, Inc.	178,910	7,047,265
*	Syndax Pharmaceuticals, Inc.	428,475	4,019,095
#*	Syneos Health, Inc.	54,422	3,339,334
#*	Synlogic, Inc.	319,906	857,348
#*	Syros Pharmaceuticals, Inc.	170,401	1,203,031
#*	Tactile Systems Technology, Inc.	21,256	1,194,375
*	Taro Pharmaceutical Industries, Ltd.	29,632	2,390,413
#*	Teladoc Health, Inc.	19,013	1,933,812
*	Tenet Healthcare Corp.	1,045,746	33,087,403
#*	Tetraphase Pharmaceuticals, Inc.	2,198	5,121
#*	Thermogenesis Holdings, Inc.	2,154	10,792
#*	Tivity Health, Inc.	180,476	3,906,403
#*	Triple-S Management Corp., Class B	216,231	3,809,990

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Ultragenyx Pharmaceutical Inc.	192,106	$10,095,170
*	United Therapeutics Corp.	191,954	18,748,147
	US Physical Therapy, Inc.	126,462	14,813,759
	Utah Medical Products, Inc.	48,001	4,419,452
*	Vanda Pharmaceuticals, Inc.	155,196	1,978,749
*	Varex Imaging Corp.	270,457	7,478,136
#*	Verastem, Inc.	153,986	289,494
#*	Vericel Corp.	105,113	1,723,853
#*	ViewRay, Inc.	32,058	100,021
#*	Viking Therapeutics, Inc.	8,126	51,031
#*	Vocera Communications, Inc.	75,937	1,672,892
#*	Voyager Therapeutics, Inc.	2,100	23,163
*	Wright Medical Group NV	843,019	25,408,593
#*	Xencor, Inc.	71,920	2,440,965
#*	Zogenix, Inc.	170,784	8,602,390
#*	Zynex, Inc.	9,845	94,610
TOTAL HEALTH CARE			1,626,480,147
INDUSTRIALS — (19.4%)
#	AAON, Inc.	503,101	26,382,616
	AAR Corp.	267,840	11,404,627
	ABM Industries, Inc.	726,837	27,721,563
*	Acacia Research Corp.	322,182	805,455
	ACCO Brands Corp.	971,373	8,392,663
	Acme United Corp.	21,615	516,815
*	Advanced Disposal Services, Inc.	14,662	483,113
	Advanced Drainage Systems, Inc.	305,707	12,708,240
*	Aegion Corp.	271,675	5,678,008
*	AeroCentury Corp.	2,989	13,211
#*	Aerojet Rocketdyne Holdings, Inc.	803,753	41,851,419
#*	Aerovironment, Inc.	312,017	20,783,452
	Air Lease Corp.	103,043	4,424,666
*	Air Transport Services Group, Inc.	678,389	14,225,817
	Aircastle, Ltd.	820,723	26,337,001
	Alamo Group, Inc.	106,287	13,239,109
	Albany International Corp., Class A	294,573	20,552,358
#	Allegiant Travel Co.	154,735	26,001,669
	Allied Motion Technologies, Inc.	146,597	6,720,006
#*	Alpha Pro Tech, Ltd.	20,453	137,444
	Altra Industrial Motion Corp.	132,666	4,412,471
#*	Ameresco, Inc., Class A	220,182	4,225,293
#*	American Superconductor Corp.	4,808	30,194
*	American Woodmark Corp.	171,427	18,796,971
*	AMREP Corp.	8,340	50,851
	Apogee Enterprises, Inc.	300,647	9,566,588
	Applied Industrial Technologies, Inc.	406,003	26,215,614
	ARC Document Solutions, Inc.	620,326	794,017
	ArcBest Corp.	222,357	4,960,785
#	Argan, Inc.	204,242	8,600,631
*	Armstrong Flooring, Inc.	242,574	858,712
	Armstrong World Industries, Inc.	525,430	52,716,392
#*	Art's-Way Manufacturing Co., Inc.	400	712
*	ASGN, Inc.	506,767	34,303,058
	Astec Industries, Inc.	270,451	11,153,399
*	Astronics Corp.	311,055	7,838,586
*	Astronics Corp., Class B	46,658	1,176,948
*	Atkore International Group, Inc.	261,941	10,399,058
*	Atlas Air Worldwide Holdings, Inc.	262,294	5,862,271
*	Avalon Holdings Corp., Class A	19,443	35,970

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Avis Budget Group, Inc.	416,240	$13,652,672
#*	Axon Enterprise, Inc.	394,009	30,263,831
	AZZ, Inc.	270,961	11,179,851
	Barnes Group, Inc.	536,837	33,911,993
	Barrett Business Services, Inc.	100,415	8,317,374
*	Beacon Roofing Supply, Inc.	797,608	26,408,801
	BG Staffing, Inc.	88,719	1,785,026
#*	Blue Bird Corp.	175,389	3,460,425
*	BMC Stock Holdings, Inc.	396,677	11,577,018
	Brady Corp., Class A	454,449	25,162,841
#	Briggs & Stratton Corp.	553,740	2,032,226
#*	BrightView Holdings, Inc.	826	13,051
	Brink's Co. (The)	370,740	31,212,601
#*	Broadwind Energy, Inc.	43,928	67,649
*	Builders FirstSource, Inc.	1,062,117	26,335,191
#*	CAI International, Inc.	184,009	5,005,045
#*	Capstone Turbine Corp.	200	524
*	Casella Waste Systems, Inc., Class A	608,583	31,153,364
*	CBIZ, Inc.	442,759	11,954,493
#*	CECO Environmental Corp.	457,278	3,475,313
#*	Celadon Group, Inc.	58,830	706
*	Chart Industries, Inc.	404,224	25,862,252
#	Chicago Rivet & Machine Co.	4,772	126,219
#*	Cimpress P.L.C.	293,238	35,080,062
*	CIRCOR International, Inc.	317,149	13,171,198
*	Civeo Corp.	1,079,011	1,445,875
*	Clean Harbors, Inc.	504,289	41,462,642
#*	Colfax Corp.	766,400	26,946,624
	Columbus McKinnon Corp.	212,398	7,431,806
	Comfort Systems USA, Inc.	372,873	17,301,307
*	Commercial Vehicle Group, Inc.	458,162	2,286,228
	CompX International, Inc.	9,814	158,496
#*	Construction Partners, Inc., Class A	43,562	730,970
*	Continental Building Products, Inc.	417,759	15,452,905
*	Continental Materials Corp.	397	2,797
	Copa Holdings SA, Class A	73,149	7,165,676
#*	Cornerstone Building Brands, Inc.	374,704	3,214,960
	Costamare, Inc.	431,076	3,418,433
	Covanta Holding Corp.	1,413,206	21,169,826
*	Covenant Transportation Group, Inc., Class A	184,351	2,338,492
*	CPI Aerostructures, Inc.	102,929	679,331
	CRA International, Inc.	60,770	3,237,826
	CSW Industrials, Inc.	134,175	10,181,199
#	Cubic Corp.	262,059	17,109,832
#*	Daseke, Inc.	26,514	80,470
	Deluxe Corp.	408,282	19,679,192
	Douglas Dynamics, Inc.	299,073	15,680,397
*	Ducommun, Inc.	115,725	4,736,624
*	DXP Enterprises, Inc.	245,130	8,498,657
#*	Dycom Industries, Inc.	329,337	13,311,802
#*	Eagle Bulk Shipping, Inc.	255,678	830,954
	Eastern Co. (The)	41,395	1,146,642
*	Echo Global Logistics, Inc.	386,691	7,494,072
	EMCOR Group, Inc.	148,486	12,201,095
	Encore Wire Corp.	181,861	9,876,871
#*	Energous Corp.	7,112	11,166
#*	Energy Recovery, Inc.	33,974	346,875
	Enerpac Tool Group Corp.	581,634	13,441,562
	EnerSys	443,663	31,925,989

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Ennis, Inc.	186,089	$3,881,817
	EnPro Industries, Inc.	231,963	13,555,918
	ESCO Technologies, Inc.	216,070	20,734,077
	Espey Manufacturing & Electronics Corp.	13,081	268,161
#	EVI Industries, Inc.	9,986	267,225
#*	Evoqua Water Technologies Corp.	65,121	1,300,466
#*	ExOne Co. (The)	10,900	76,191
	Exponent, Inc.	507,534	36,933,249
	Federal Signal Corp.	707,459	22,751,881
	Fluor Corp.	129,651	2,319,456
	Forrester Research, Inc.	203,838	8,432,778
	Forward Air Corp.	311,190	20,367,385
*	Franklin Covey Co.	187,602	5,965,744
	Franklin Electric Co., Inc.	467,822	26,988,651
*	FreightCar America, Inc.	164,779	265,294
*	FTI Consulting, Inc.	402,955	48,378,777
#*	Gates Industrial Corp. P.L.C.	21,805	271,908
#	GATX Corp.	350,021	26,647,099
	Genco Shipping & Trading, Ltd.	251,947	1,982,823
*	Gencor Industries, Inc.	178,735	2,003,619
*	Generac Holdings, Inc.	545,711	56,530,202
*	Gibraltar Industries, Inc.	264,806	14,437,223
*	GMS, Inc.	231,521	6,186,241
	Golden Ocean Group, Ltd.	12,487	55,942
*	Goldfield Corp. (The)	488,684	1,661,526
	Gorman-Rupp Co. (The)	349,926	12,915,769
*	GP Strategies Corp.	216,337	2,879,445
#	GrafTech International, Ltd.	706,770	7,583,642
	Graham Corp.	125,257	2,289,698
#	Granite Construction, Inc.	458,361	12,435,334
*	Great Lakes Dredge & Dock Corp.	725,870	7,599,859
	Greenbrier Cos., Inc. (The)	364,861	8,789,501
	Griffon Corp.	320,067	6,654,193
	H&E Equipment Services, Inc.	439,423	11,912,758
*	Harsco Corp.	678,239	10,105,761
#	Hawaiian Holdings, Inc.	589,313	16,430,046
#*	HC2 Holdings, Inc.	83,752	277,219
#	Healthcare Services Group, Inc.	555,488	14,220,493
	Heartland Express, Inc.	832,530	15,559,986
	Heidrick & Struggles International, Inc.	249,115	7,079,848
	Helios Technologies, Inc.	255,172	10,849,913
*	Herc Holdings, Inc.	197,444	7,921,453
*	Heritage-Crystal Clean, Inc.	224,294	6,358,735
	Herman Miller, Inc.	597,125	23,078,881
*	Hertz Global Holdings, Inc.	1,600,114	25,217,797
*	Hill International, Inc.	684,507	2,265,718
	Hillenbrand, Inc.	449,103	13,037,460
	HNI Corp.	429,101	15,434,763
*	Houston Wire & Cable Co.	411,170	1,636,457
*	Hub Group, Inc., Class A	360,002	19,033,306
*	Hudson Global, Inc.	673	8,083
#*	Hudson Technologies, Inc.	13,816	11,325
	Hurco Cos., Inc.	57,421	1,797,277
*	Huron Consulting Group, Inc.	236,558	15,331,324
#*	Huttig Building Products, Inc.	301,485	437,153
#	Hyster-Yale Materials Handling, Inc.	122,852	6,632,779
	ICF International, Inc.	152,967	13,398,380
*	IES Holdings, Inc.	234,534	5,865,695
*	InnerWorkings, Inc.	769,479	3,193,338

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Innovative Solutions & Support, Inc.	46,017	$262,297
	Insperity, Inc.	167,116	14,600,925
	Insteel Industries, Inc.	269,531	6,029,408
	Interface, Inc.	645,747	10,383,612
*	JELD-WEN Holding, Inc.	282,465	6,745,264
#	John Bean Technologies Corp.	300,070	33,904,909
#	Kadant, Inc.	65,197	6,950,000
	Kaman Corp.	269,359	16,624,837
#	KAR Auction Services, Inc.	7,540	158,491
	Kelly Services, Inc., Class A	263,947	4,687,699
	Kelly Services, Inc., Class B	350	6,055
	Kennametal, Inc.	766,883	23,995,769
	Kforce, Inc.	340,411	12,612,228
	Kimball International, Inc., Class B	623,534	11,709,969
*	Kirby Corp.	6,191	453,738
	Knoll, Inc.	507,858	12,574,564
	Korn Ferry	638,722	26,174,828
*	Kratos Defense & Security Solutions, Inc.	1,294,760	23,745,898
	Landstar System, Inc.	105,960	11,735,070
*	Lawson Products, Inc.	118,326	5,587,354
*	LB Foster Co., Class A	129,827	2,201,866
*	Limbach Holdings, Inc.	103,926	407,390
#	Lindsay Corp.	82,954	8,297,889
*	LS Starrett Co. (The), Class A	15,192	85,531
	LSI Industries, Inc.	730,080	4,855,032
*	Lydall, Inc.	227,893	4,658,133
	Macquarie Infrastructure Corp.	476,068	20,999,359
#*	Manitex International, Inc.	172,096	987,831
*	Manitowoc Co., Inc. (The)	437,248	6,318,234
	Marten Transport, Ltd.	410,674	8,525,592
*	Masonite International Corp.	95,330	7,160,236
#*	MasTec, Inc.	446,956	25,811,709
*	Mastech Digital, Inc.	80,483	834,609
	Matson, Inc.	432,256	15,565,539
#	Matthews International Corp., Class A	364,393	13,599,147
	McGrath RentCorp	185,520	14,344,406
*	Mercury Systems, Inc.	430,809	33,064,591
#*	Meritor, Inc.	1,016,144	22,263,715
*	Mesa Air Group, Inc.	23,566	201,254
#	Miller Industries, Inc.	95,475	3,285,295
*	Mistras Group, Inc.	359,906	3,984,159
	Mobile Mini, Inc.	416,932	17,402,742
	Moog, Inc., Class A	320,724	28,740,078
*	MRC Global, Inc.	1,054,855	11,877,667
#	MSA Safety, Inc.	311,179	42,195,872
	MSC Industrial Direct Co., Inc., Class A	18,543	1,262,222
	Mueller Industries, Inc.	581,212	16,953,954
	Mueller Water Products, Inc., Class A	1,993,681	23,226,384
*	MYR Group, Inc.	195,938	5,627,339
#	National Presto Industries, Inc.	56,095	4,834,828
*	Navistar International Corp.	884,554	32,392,367
*	NL Industries, Inc.	283,533	952,671
#	NN, Inc.	528,295	4,559,186
*	Northwest Pipe Co.	146,828	4,805,680
*	NOW, Inc.	1,197,348	11,985,453
#*	NV5 Global, Inc.	158,051	9,816,548
	nVent Electric P.L.C.	147,776	3,679,622
#	Omega Flex, Inc.	78,855	8,311,317
*	Orion Group Holdings, Inc.	416,481	1,799,198

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	PAM Transportation Services, Inc.	42,876	$2,290,007
	Park Aerospace Corp.	270,253	4,180,814
	Park-Ohio Holdings Corp.	143,080	4,206,552
	Patrick Industries, Inc.	238,612	12,379,191
	Patriot Transportation Holding, Inc.	12,982	155,784
*	Pendrell Corp.	1	150,000
*	Performant Financial Corp.	260,693	252,742
*	Perma-Pipe International Holdings, Inc.	40,889	369,228
*	PGT Innovations, Inc.	749,044	11,610,182
*	PICO Holdings, Inc.	205,760	2,047,312
#	Pitney Bowes, Inc.	832,541	3,113,703
	Powell Industries, Inc.	150,832	6,224,837
	Preformed Line Products Co.	42,643	2,329,161
	Primoris Services Corp.	505,730	10,787,221
*	Proto Labs, Inc.	211,945	21,936,307
#	Quad/Graphics, Inc.	322,258	1,369,597
	Quanex Building Products Corp.	365,207	6,471,468
*	Radiant Logistics, Inc.	575,172	2,778,081
	Raven Industries, Inc.	375,816	11,785,590
*	RBC Bearings, Inc.	246,098	38,270,700
*	RCM Technologies, Inc.	144,218	393,715
#*	Red Violet, Inc.	19,991	424,009
	Regal Beloit Corp.	471,965	37,030,374
*	Resideo Technologies, Inc.	104,328	1,062,059
	Resources Connection, Inc.	407,698	6,207,202
#	REV Group, Inc.	139,685	1,396,850
*	Rexnord Corp.	1,026,473	33,514,343
#	RR Donnelley & Sons Co.	877,135	2,105,124
	Rush Enterprises, Inc., Class A	247,887	10,659,141
	Rush Enterprises, Inc., Class B	51,243	2,273,139
#*	Saia, Inc.	240,325	20,932,307
	Schneider National, Inc., Class B	78,047	1,738,107
	Scorpio Bulkers, Inc.	613,914	2,253,064
	Servotronics, Inc.	1,500	15,938
*	SIFCO Industries, Inc.	18,366	82,463
	Simpson Manufacturing Co., Inc.	480,682	39,737,981
#*	SiteOne Landscape Supply, Inc.	135,876	13,118,828
	SkyWest, Inc.	509,155	28,090,081
*	SP Plus Corp.	264,514	11,059,330
	Spartan Motors, Inc.	546,326	9,287,542
*	Spirit Airlines, Inc.	770,526	31,645,503
*	SPX Corp.	261,972	12,854,966
*	SPX FLOW, Inc.	421,999	18,458,236
	Standex International Corp.	131,853	9,637,136
	Steelcase, Inc., Class A	877,414	16,328,675
#*	Stericycle, Inc.	160,889	10,084,523
*	Sterling Construction Co., Inc.	409,320	5,392,791
#*	Sunrun, Inc.	166,031	2,827,508
	Systemax, Inc.	194,425	4,598,151
*	Taylor Devices, Inc.	769	9,197
#*	Team, Inc.	381,582	5,189,515
	Tennant Co.	178,953	13,818,751
	Terex Corp.	901,849	22,861,872
	Tetra Tech, Inc.	648,518	55,513,141
#*	Textainer Group Holdings, Ltd.	304,576	2,884,335
*	Thermon Group Holdings, Inc.	414,592	9,825,830
	Timken Co. (The)	674,686	35,441,256
#	Titan International, Inc.	853,469	2,440,921
*	Titan Machinery, Inc.	274,056	3,346,224

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	TPI Composites, Inc.	256,083	$5,313,722
*	Transcat, Inc.	46,725	1,429,785
#*	Trex Co., Inc.	478,217	46,980,038
*	TriMas Corp.	427,094	12,270,411
*	TriNet Group, Inc.	416,037	23,739,071
#	Trinity Industries, Inc.	374,822	7,620,131
	Triton International, Ltd.	847,434	31,821,147
	Triumph Group, Inc.	72,055	1,472,084
*	TrueBlue, Inc.	455,766	9,985,833
#*	Tutor Perini Corp.	456,014	5,134,718
*	Twin Disc, Inc.	170,804	1,665,339
*	Ultralife Corp.	155,467	1,080,496
	UniFirst Corp.	172,983	35,276,423
#*	Univar Solutions, Inc.	211,183	4,550,994
	Universal Forest Products, Inc.	607,581	29,103,130
	Universal Logistics Holdings, Inc.	188,051	3,178,062
#	US Ecology, Inc.	215,962	11,664,108
#*	USA Truck, Inc.	152,828	869,591
	Valmont Industries, Inc.	230,783	32,785,033
*	Vectrus, Inc.	177,281	9,883,416
#*	Veritiv Corp.	209,385	2,948,141
	Viad Corp.	156,765	10,189,725
#*	Vicor Corp.	127,785	6,395,639
	Virco Manufacturing Corp.	30,131	121,428
*	Volt Information Sciences, Inc.	155,759	392,513
	VSE Corp.	90,020	2,800,522
#	Wabash National Corp.	693,742	8,047,407
	Watsco, Inc., Class B	1,946	341,494
	Watts Water Technologies, Inc., Class A	273,547	27,275,371
#*	Welbilt, Inc.	1,644,174	24,810,586
#	Werner Enterprises, Inc.	875,337	32,264,922
*	WESCO International, Inc.	528,663	25,592,576
#*	Willdan Group, Inc.	86,878	2,878,268
*	Willis Lease Finance Corp.	26,350	1,562,555
*	WillScot Corp.	47,278	891,190
#*	YRC Worldwide, Inc.	516,660	1,167,652
TOTAL INDUSTRIALS			3,480,661,820
INFORMATION TECHNOLOGY — (13.5%)
#*	2U, Inc.	29,303	580,492
#*	3D Systems Corp.	182,476	1,987,164
*	A10 Networks Inc.	46,374	315,807
#*	Acacia Communications, Inc.	45,127	3,093,456
*	ACI Worldwide, Inc.	1,171,716	40,365,616
#*	ACM Research, Inc., Class A	4,207	146,151
*»	Actua Corp.	41,860	18,628
#*	Adesto Technologies Corp.	151,149	1,073,158
	ADTRAN, Inc.	750,000	6,787,500
#*	Advanced Energy Industries, Inc.	430,504	30,109,450
*	Agilysys, Inc.	430,539	13,992,517
*	Airgain, Inc.	80,831	763,853
*	Alarm.com Holdings, Inc.	395,193	17,360,828
*	Alithya Group, Inc., Class A	70,703	204,332
*	Alpha & Omega Semiconductor, Ltd.	258,729	3,153,907
#*	Altair Engineering, Inc., Class A	69,766	2,577,854
*	Ambarella, Inc.	166,641	9,855,149
	American Software, Inc., Class A	360,386	5,380,563
*	Amkor Technology, Inc.	2,481,912	27,921,510
*	Amtech Systems, Inc.	213,575	1,095,640

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Anixter International, Inc.	341,977	$33,376,955
#*	Appfolio, Inc., Class A	134,593	17,690,904
#*	Applied Optoelectronics, Inc.	85,931	971,020
#*	Arlo Technologies, Inc.	837,547	3,576,326
	AstroNova, Inc.	67,000	833,480
#*	Asure Software, Inc.	91,474	771,126
#*	Avaya Holdings Corp.	154,645	1,974,817
*	Aviat Networks, Inc.	8,967	121,413
*	Avid Technology, Inc.	653,281	5,490,827
	Avnet, Inc.	18,548	676,817
	AVX Corp.	647,943	13,133,805
*	Aware, Inc.	126,298	454,673
*	Axcelis Technologies, Inc.	485,663	11,728,761
*	AXT, Inc.	531,516	2,072,912
#	Badger Meter, Inc.	291,424	17,211,501
	Bel Fuse, Inc., Class A	8,954	127,147
	Bel Fuse, Inc., Class B	133,073	2,304,824
	Belden, Inc.	424,633	20,921,668
	Benchmark Electronics, Inc.	258,027	7,942,071
*	BK Technologies Corp.	30,643	87,333
#	Blackbaud, Inc.	293,821	23,014,999
#*	Blackline Inc.	60,766	3,717,056
*	Bottomline Technologies De, Inc.	287,257	15,396,975
#*	Boxlight Corp., Class A	4,723	5,384
*	Brightcove, Inc.	88,852	769,458
#*	BroadVision, Inc.	18,154	53,373
	Brooks Automation, Inc.	643,618	24,508,973
*	BSQUARE Corp.	34,170	49,888
#	Cabot Microelectronics Corp.	248,147	36,107,870
*	CACI International, Inc., Class A	152,421	40,763,472
*	CalAmp Corp.	444,263	4,273,810
*	Calix, Inc.	852,615	7,809,953
#*	Cardtronics P.L.C., Class A	481,237	21,655,665
#*	Casa Systems, Inc.	128,932	517,017
	Cass Information Systems, Inc.	166,624	9,001,028
*	CCUR Holdings, Inc.	48,574	213,726
*	CEVA, Inc.	281,196	7,690,711
*	ChannelAdvisor Corp.	84,481	790,742
*	Cirrus Logic, Inc.	572,846	44,000,301
*	Clearfield, Inc.	126,199	1,605,251
#*	Coda Octopus Group, Inc.	17,289	108,748
#*	Coherent, Inc.	77,027	10,893,929
	Cohu, Inc.	483,244	10,810,168
#*	CommScope Holding Co., Inc.	155,501	1,894,780
	Communications Systems, Inc.	44,163	271,602
*	CommVault Systems, Inc.	274,001	12,335,525
*	Computer Task Group, Inc.	182,459	1,087,456
	Comtech Telecommunications Corp.	256,583	7,417,815
*	Conduent, Inc.	1,888,638	8,083,371
	CoreLogic, Inc.	420,128	19,535,952
*	Cornerstone OnDemand Inc.	203,830	11,985,204
*	Cree, Inc.	114,704	5,332,589
	CSG Systems International, Inc.	317,854	15,835,486
	CSP, Inc.	16,000	224,800
	CTS Corp.	267,817	7,849,716
*	CVD Equipment Corp.	8,212	39,951
#*	CyberOptics Corp.	127,180	2,857,735
#	Daktronics, Inc.	853,865	5,037,803
#*	DASAN Zhone Solutions, Inc.	11,560	102,422

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Data I/O Corp.	137,421	$557,929
*	Digi International, Inc.	233,521	3,688,464
#*	Digimarc Corp.	1,239	38,793
#*	Digital Turbine, Inc.	88,506	552,277
*	Diodes, Inc.	473,230	24,437,597
*	DSP Group, Inc.	386,073	5,582,616
#	Ebix, Inc.	252,068	8,678,701
*	EchoStar Corp., Class A	135,219	5,395,914
*	eGain Corp.	334,346	2,407,291
*	EMCORE Corp.	266,409	897,798
*	Endurance International Group Holdings, Inc.	479,738	2,264,363
#*	Enphase Energy Inc.	263,162	8,294,866
	Entegris, Inc.	429,764	22,244,585
#*	Envestnet, Inc.	230,650	18,191,365
*	ePlus, Inc.	97,926	7,806,661
#*	Everspin Technologies, Inc.	10,662	50,964
	EVERTEC, Inc.	431,826	14,496,399
*	Evo Payments, Inc., Class A	13,000	360,230
*	ExlService Holdings, Inc.	333,583	24,388,253
#*	Extreme Networks, Inc.	364,866	2,152,709
*	Fabrinet	424,924	26,787,209
*	FARO Technologies, Inc.	193,701	10,006,594
#*	Finjan Holdings, Inc.	424,555	806,655
*	FireEye, Inc.	216,420	3,458,392
#*	Fitbit, Inc., Class A	1,116,931	7,282,390
*	FormFactor, Inc.	828,955	20,980,851
*	Frequency Electronics, Inc.	53,410	494,043
	GlobalSCAPE, Inc.	125,450	1,447,693
#*	Globant SA	250,280	30,709,356
#*	GreenSky, Inc., Class A	5,500	50,875
*	GSE Systems, Inc.	72,970	105,807
*	GSI Technology, Inc.	248,664	2,016,665
#*	GTT Communications, Inc.	490,581	5,813,385
	Hackett Group, Inc. (The)	504,620	7,798,902
#*	Harmonic, Inc.	1,488,108	10,468,840
#*	I3 Verticals, Inc., Class A	60,592	1,956,516
*	Ichor Holdings, Ltd.	292,560	9,768,578
#*	IEC Electronics Corp.	102,789	827,451
#*	II-VI, Inc.	425,683	14,324,233
#*	Image Sensing Systems, Inc.	27,942	149,490
#*	Immersion Corp.	395,007	2,891,451
#*	Impinj, Inc.	23,283	749,247
#*	Infinera Corp.	765,227	5,639,723
*	Information Services Group, Inc.	233,130	629,451
*	Inphi Corp.	143,183	10,876,181
#*	Inseego Corp.	6,875	46,131
*	Insight Enterprises, Inc.	276,301	18,199,947
#*	Intelligent Systems Corp.	36,037	1,529,771
	InterDigital, Inc.	351,515	19,421,204
#*	Internap Corp.	306,195	306,195
*	inTEST Corp.	161,697	874,781
*	Intevac, Inc.	327,550	1,965,300
#*	Iteris, Inc.	145,622	736,847
*	Itron, Inc.	406,221	33,208,567
#	j2 Global, Inc.	271,214	25,998,574
	Jabil, Inc.	143,058	5,563,526
	KBR, Inc.	1,714,360	46,630,592
	KEMET Corp.	840,028	21,874,329
*	Key Tronic Corp.	55,537	322,115

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Kimball Electronics, Inc.	198,802	$3,216,616
*	Knowles Corp.	1,109,882	21,897,972
#*	Kopin Corp.	130,751	53,608
	Kulicke & Soffa Industries, Inc.	541,046	14,007,681
*	KVH Industries, Inc.	239,130	2,460,648
#*	Lantronix, Inc.	146,848	560,959
*	Lattice Semiconductor Corp.	1,429,812	26,594,503
*	LGL Group, Inc. (The)	14,601	202,954
*	Limelight Networks, Inc.	1,769,925	8,831,926
	Littelfuse, Inc.	7,190	1,271,983
*	LiveRamp Holdings, Inc.	726,609	29,238,746
	LogMeIn, Inc.	119,302	10,256,393
#*	Lumentum Holdings, Inc.	331,698	25,132,757
*	Luna Innovations, Inc.	164,187	1,344,692
#*	MACOM Technology Solutions Holdings, Inc.	234,846	6,674,323
*	MagnaChip Semiconductor Corp.	117,697	1,583,025
*	Manhattan Associates, Inc.	447,872	38,275,141
	ManTech International Corp., Class A	263,974	21,191,833
	MAXIMUS, Inc.	28,826	2,068,266
*	MaxLinear, Inc.	631,088	12,299,905
	Methode Electronics, Inc.	390,227	12,779,934
*	MicroStrategy, Inc., Class A	88,843	13,506,801
*	Mimecast, Ltd.	305,719	15,600,841
*	Mitek Systems, Inc.	174,716	1,705,228
	MKS Instruments, Inc.	88,369	9,262,839
#*	MoneyGram International, Inc.	30,881	63,615
	MTS Systems Corp.	153,264	7,768,952
#*	Napco Security Technologies, Inc.	268,235	7,886,109
#*	NCR Corp.	803,956	27,109,396
*	NeoPhotonics Corp.	745,300	5,686,639
*	Net Element, Inc.	21,646	69,267
*	NETGEAR, Inc.	365,954	9,412,337
*	Netscout Systems, Inc.	885,599	22,768,750
*	NetSol Technologies, Inc.	87,935	364,930
	Network-1 Technologies, Inc.	190,714	474,878
*	New Relic, Inc.	68,747	4,537,989
	NIC, Inc.	800,983	15,803,395
*	Novanta, Inc.	351,555	31,896,585
	NVE Corp.	61,823	4,535,335
*	OneSpan, Inc.	470,138	7,813,694
*	Onto Innovation Inc.	677,917	25,720,171
*	Optical Cable Corp.	26,264	89,298
*	OSI Systems, Inc.	220,746	19,103,359
#*	PAR Technology Corp.	164,274	5,590,244
#*	Park City Group, Inc.	1,617	7,697
*	Paylocity Holding Corp.	144,298	20,474,443
#	Paysign, Inc.	54,250	474,145
	PC Connection, Inc.	80,463	4,010,276
	PC-Tel, Inc.	196,584	1,582,501
#*	PDF Solutions, Inc.	340,969	5,373,671
*	Perceptron, Inc.	112,305	686,184
*	Perficient, Inc.	387,983	19,282,755
	Perspecta, Inc.	581,748	16,329,666
*	PFSweb, Inc.	372,404	1,605,061
*	Photronics, Inc.	560,796	7,166,973
*	Pixelworks, Inc.	452,181	1,808,724
#	Plantronics, Inc.	37,596	1,079,757
*	Plexus Corp.	369,938	26,309,991
	Power Integrations, Inc.	285,586	27,893,185

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Powerfleet, Inc.	47,912	$361,256
*	PRGX Global, Inc.	247,592	980,464
	Progress Software Corp.	506,828	22,873,148
#	QAD, Inc., Class A	134,308	6,910,147
	QAD, Inc., Class B	15,510	581,703
#*	Qualys, Inc.	387,284	33,205,730
*	Qumu Corp.	29,350	70,734
*	Rambus, Inc.	1,246,140	19,776,242
*	RealNetworks, Inc.	175,968	232,278
#*	Resonant, Inc.	9,824	23,283
	RF Industries, Ltd.	87,582	524,616
*	Ribbon Communications, Inc.	725,368	2,045,538
	Richardson Electronics, Ltd.	83,382	439,423
*	Rogers Corp.	198,831	23,412,350
*	Rosetta Stone, Inc.	80,243	1,376,167
#*	SailPoint Technologies Holding, Inc.	250,024	6,273,102
*	Sanmina Corp.	764,787	24,350,818
	Sapiens International Corp. NV	55,486	1,411,009
*	ScanSource, Inc.	231,001	8,059,625
	Science Applications International Corp.	435,283	38,204,789
#*	Seachange International, Inc.	319,262	1,417,523
#*	SecureWorks Corp., Class A	2,110	33,190
*	Semtech Corp.	674,047	32,482,325
*	ServiceSource International, Inc.	446,233	847,843
#*	SharpSpring, Inc.	3,591	44,385
#*	ShotSpotter, Inc.	41,366	1,135,497
*	Sigmatron International, Inc.	5,900	23,600
*	Silicon Laboratories, Inc.	263,796	25,933,785
#*	SMART Global Holdings, Inc.	314,456	9,483,993
*	Smith Micro Software, Inc.	6,500	32,955
*	SMTC Corp.	27,062	100,806
#*	SolarEdge Technologies, Inc.	244,312	23,908,372
*	SPS Commerce, Inc.	110,672	6,289,490
*	StarTek, Inc.	355,500	2,712,465
*	Steel Connect, Inc.	685,465	959,651
#*	Stratasys, Ltd.	279,360	5,022,893
#*	Super Micro Computer, Inc.	75,039	2,098,090
	Support.com, Inc.	4,802	5,858
#	Switch, Inc., Class A	23,960	383,360
*	Sykes Enterprises, Inc.	435,702	14,635,230
*	Synaptics, Inc.	340,521	22,709,345
#*	Synchronoss Technologies, Inc.	386,305	2,111,157
	SYNNEX Corp.	154,837	21,330,345
*	Tech Data Corp.	393,553	56,648,019
#*	Telaria, Inc.	449,366	4,561,065
*	Telenav, Inc.	393,527	1,766,936
#*	Teradata Corp.	257,096	6,257,717
	TESSCO Technologies, Inc.	95,902	594,592
	TiVo Corp.	1,360,324	9,903,159
	TransAct Technologies, Inc.	85,682	901,375
*	Trio-Tech International	3,256	14,912
	TTEC Holdings, Inc.	445,706	17,703,442
#*	TTM Technologies, Inc.	988,776	14,228,487
#*	Ultra Clean Holdings, Inc.	968,897	22,294,320
#*	Unisys Corp.	621,730	6,036,998
#*	Upland Software, Inc.	145,800	5,692,032
*	Veeco Instruments, Inc.	697,294	8,890,498
*	Verint Systems, Inc.	500,169	29,009,802
#*	Veritone, Inc.	38,516	86,276

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	ViaSat, Inc.	161,174	$10,258,725
*	Viavi Solutions, Inc.	1,282,698	18,086,042
*	Virtusa Corp.	384,665	16,017,451
	Vishay Intertechnology, Inc.	1,131,435	22,956,816
*	Vishay Precision Group, Inc.	162,537	5,614,028
	Wayside Technology Group, Inc.	14,899	239,129
*	Wireless Telecom Group, Inc.	138,822	181,857
	Xperi Corp.	515,858	8,300,155
#*	Zix Corp.	637,885	4,305,724
TOTAL INFORMATION TECHNOLOGY			2,423,271,974
MATERIALS — (4.9%)
#	Advanced Emissions Solutions, Inc.	27,722	315,754
*	AdvanSix, Inc.	140,522	2,630,572
#*	AgroFresh Solutions, Inc.	96,715	226,313
#*	AK Steel Holding Corp.	2,624,124	7,242,582
*	Alcoa Corp.	645,205	9,000,610
#*	Allegheny Technologies, Inc.	1,259,746	21,730,618
#	American Vanguard Corp.	331,370	6,189,992
*	Ampco-Pittsburgh Corp.	864	2,506
	Ashland Global Holdings, Inc.	56,191	4,157,010
	Balchem Corp.	306,578	33,116,556
	Boise Cascade Co.	444,608	16,094,810
	Cabot Corp.	398,366	15,874,885
	Carpenter Technology Corp.	500,345	19,883,710
#*	Century Aluminum Co.	985,761	5,214,676
	Chase Corp.	62,170	5,717,775
#	Chemours Co. (The)	283,211	3,928,137
#*	Clearwater Paper Corp.	129,185	3,643,017
#	Cleveland-Cliffs, Inc.	3,416,201	23,981,731
*	Coeur Mining, Inc.	1,885,855	11,371,706
	Commercial Metals Co.	1,177,629	24,200,276
#	Compass Minerals International, Inc.	344,162	19,923,538
#*	Core Molding Technologies, Inc.	58,140	183,722
	Domtar Corp.	751,430	26,164,793
#	Eagle Materials, Inc.	111,095	10,128,531
*	Element Solutions, Inc.	2,274,112	26,607,110
*	Ferro Corp.	856,492	11,716,811
*	Ferroglobe P.L.C.	515,506	439,366
#*	Flotek Industries, Inc.	548,943	933,203
*	Forterra, Inc.	50,851	658,520
	Friedman Industries, Inc.	80,283	471,229
	FutureFuel Corp.	385,481	4,224,872
#*	GCP Applied Technologies, Inc.	562,842	12,506,349
#	Gold Resource Corp.	640,856	3,524,708
	Graphic Packaging Holding Co.	1,166,649	18,234,724
	Greif, Inc., Class A	268,571	10,855,640
	Greif, Inc., Class B	22,155	1,050,147
	Hawkins, Inc.	133,518	5,578,382
	Haynes International, Inc.	155,372	4,165,523
#	HB Fuller Co.	518,754	23,971,622
#	Hecla Mining Co.	2,514,119	7,617,781
	Huntsman Corp.	47,687	980,445
*	Ingevity Corp.	191,046	12,460,020
	Innophos Holdings, Inc.	241,482	7,717,765
	Innospec, Inc.	271,017	27,299,542
*	Intrepid Potash, Inc.	1,039,628	2,474,315
	Kaiser Aluminum Corp.	156,943	15,717,841
*	Koppers Holdings, Inc.	243,398	7,637,829

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Kraton Corp.	316,614	$5,208,300
#	Kronos Worldwide, Inc.	500,290	5,423,144
#*	Livent Corp.	99,184	933,321
	Louisiana-Pacific Corp.	952,850	29,233,438
#*	LSB Industries, Inc.	365,062	1,102,487
	Materion Corp.	177,486	9,637,490
#*	McEwen Mining, Inc.	113,975	131,071
	Mercer International, Inc.	540,000	5,945,400
	Minerals Technologies, Inc.	378,702	20,499,139
	Myers Industries, Inc.	468,505	7,580,411
	Neenah, Inc.	165,567	11,033,385
#	Nexa Resources SA	7,687	60,958
	Northern Technologies International Corp.	74,230	1,054,066
#	O-I Glass, Inc.	1,009,171	12,735,738
	Olin Corp.	975,049	14,498,979
	Olympic Steel, Inc.	114,259	1,679,607
*	OMNOVA Solutions, Inc.	779,879	7,884,577
	PH Glatfelter Co.	342,180	5,714,406
	PolyOne Corp.	739,957	24,551,773
*	PQ Group Holdings, Inc.	25,300	387,343
#	Quaker Chemical Corp.	18,381	3,051,614
#*	Ramaco Resources, Inc.	16,468	50,557
	Rayonier Advanced Materials, Inc.	774,025	2,383,997
*	Resolute Forest Products, Inc.	741,219	2,586,854
*	Ryerson Holding Corp.	521,132	5,341,603
	Schnitzer Steel Industries, Inc., Class A	255,100	4,102,008
#	Schweitzer-Mauduit International, Inc.	396,248	13,880,567
#	Scotts Miracle-Gro Co. (The)	40,847	5,013,561
#	Sensient Technologies Corp.	393,938	23,537,795
	Silgan Holdings, Inc.	712,227	21,979,325
	Stepan Co.	220,814	21,783,301
*	Summit Materials, Inc., Class A	668,726	14,691,910
	SunCoke Energy, Inc.	839,647	4,937,124
#*	Synalloy Corp.	59,508	763,488
#*	TimkenSteel Corp.	566,817	3,616,292
*	Trecora Resources	203,004	1,374,337
	Tredegar Corp.	345,771	7,036,440
	Trinseo SA	312,700	8,980,744
*	Tronox Holdings P.L.C., Class A	910,836	7,705,673
#*	UFP Technologies, Inc.	41,213	1,921,762
	United States Lime & Minerals, Inc.	41,908	3,761,243
#	United States Steel Corp.	646,044	5,859,619
*	Universal Stainless & Alloy Products, Inc.	97,274	1,288,880
#*	US Concrete, Inc.	217,176	7,729,294
	Valvoline, Inc.	1,109,969	23,398,147
*	Venator Materials P.L.C	118,710	325,265
*	Verso Corp., Class A	448,975	7,565,229
	Warrior Met Coal, Inc.	118,698	2,238,644
	Worthington Industries, Inc.	611,982	22,508,698
	WR Grace & Co.	49,783	3,353,383
TOTAL MATERIALS			875,829,951
REAL ESTATE — (0.5%)
#*	Altisource Asset Management Corp.	1,776	23,994
#*	Altisource Portfolio Solutions SA	113,149	2,104,571
#*	CKX Lands, Inc.	5,107	49,518
#	Consolidated-Tomoka Land Co.	46,251	2,935,088
#*	Five Point Holdings LLC, Class A	12,587	102,081
*	Forestar Group, Inc.	42,230	856,002

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	FRP Holdings, Inc.	101,069	$4,784,606
	Griffin Industrial Realty, Inc.	22,068	893,754
*	Howard Hughes Corp. (The)	2,572	312,961
#*	InterGroup Corp. (The)	1,860	67,890
*	JW Mays, Inc.	200	5,800
#	Kennedy-Wilson Holdings, Inc.	1,305,311	28,142,505
#*	Marcus & Millichap, Inc.	305,996	10,832,258
#*	Maui Land & Pineapple Co., Inc.	103,582	1,082,432
	Newmark Group, Inc., Class A	94,062	1,107,110
*	Rafael Holdings, Inc., Class B	225,521	4,564,545
	RE/MAX Holdings, Inc., Class A	174,435	6,677,372
#	Realogy Holdings Corp.	1,246,156	13,196,792
	RMR Group, Inc. (The), Class A	95,479	4,398,718
#*	St Joe Co. (The)	246,618	5,181,444
#*	Stratus Properties, Inc.	48,174	1,433,177
*	Tejon Ranch Co.	315,988	5,087,407
#*	Trinity Place Holdings, Inc.	55,114	181,876
TOTAL REAL ESTATE			94,021,901
UTILITIES — (3.5%)
	ALLETE, Inc.	335,328	27,993,181
#	American States Water Co.	380,399	33,688,135
*	AquaVenture Holdings, Ltd.	55,932	1,510,164
	Artesian Resources Corp., Class A	102,102	3,851,287
	Atlantica Yield P.L.C.	320,351	9,202,082
#	Avista Corp.	633,808	32,229,137
	Black Hills Corp.	234,530	19,473,026
	California Water Service Group	468,280	24,612,797
	Chesapeake Utilities Corp.	154,205	14,836,063
	Clearway Energy, Inc., Class A	323,835	6,700,146
	Clearway Energy, Inc., Class C	583,529	12,353,309
	Consolidated Water Co., Ltd.	149,071	2,550,605
	El Paso Electric Co.	402,625	27,414,736
#	Genie Energy, Ltd., Class B	283,265	2,048,006
#	Hawaiian Electric Industries, Inc.	367,759	17,987,093
	MGE Energy, Inc.	339,202	27,112,416
	Middlesex Water Co.	216,738	14,144,322
#	National Fuel Gas Co.	157,041	6,782,601
	New Jersey Resources Corp.	625,830	25,859,296
#	Northwest Natural Holding Co.	286,251	21,005,098
	NorthWestern Corp.	481,550	37,064,904
	ONE Gas, Inc.	153,010	14,459,445
	Ormat Technologies, Inc.	470,860	37,320,364
	Otter Tail Corp.	373,678	20,014,194
	Pattern Energy Group, Inc., Class A	821,548	22,107,857
#	PNM Resources, Inc.	739,823	40,120,601
	Portland General Electric Co.	238,891	14,691,797
*	Pure Cycle Corp.	1,400	18,186
	RGC Resources, Inc.	25,404	643,229
	SJW Group	188,314	13,812,832
#	South Jersey Industries, Inc.	809,574	24,934,879
	Southwest Gas Holdings, Inc.	182,875	13,808,891
#	Spark Energy, Inc., Class A	129,520	1,229,145
	Spire, Inc.	413,147	34,836,555
	TerraForm Power, Inc., Class A	367,618	6,650,210
	Unitil Corp.	195,380	12,052,992

U.S. Small Cap Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co. (The)	164,615	$7,796,166
TOTAL UTILITIES		632,915,747
TOTAL COMMON STOCKS		16,792,816,248
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
GCI Liberty, Inc.	66,106	1,801,389
ENERGY — (0.0%)
*» Enron TOPRS Escrow Shares	10,595	0
TOTAL PREFERRED STOCKS		1,801,389
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*» Social Reality, Inc. Rights 12/31/19, Class A	11,370	341
ENERGY — (0.0%)
*» Parker Drilling Co. Warrants 09/16/2024	1,405	0
HEALTH CARE — (0.0%)
*» Biocept, Inc. Warrant 08/02/2023	479,820	0
#*» Cidara Therapeutics, Inc. Rights 02/10/2020	2,799	1,791
TOTAL HEALTH CARE		1,791
TOTAL RIGHTS/WARRANTS		2,132
TOTAL INVESTMENT SECURITIES (Cost $13,070,419,392)		16,794,619,769

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	152,002,809	152,002,809
SECURITIES LENDING COLLATERAL — (5.7%)
@§	The DFA Short Term Investment Fund	88,080,083	1,019,262,721
TOTAL INVESTMENTS — (100.0%)
(Cost $14,241,477,168)^^			$17,965,885,299
As of January 31, 2020, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	795	03/20/20	$129,450,877	$128,154,000	$(1,296,877)
Total Futures Contracts			$129,450,877	$128,154,000	$(1,296,877)

U.S. Small Cap Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$538,560,508	$7,856	—	$538,568,364
Consumer Discretionary	2,422,998,440	29,554	—	2,423,027,994
Consumer Staples	682,727,001	—	—	682,727,001
Energy	632,441,099	—	—	632,441,099
Financials	3,382,677,395	192,855	—	3,382,870,250
Health Care	1,625,511,098	969,049	—	1,626,480,147
Industrials	3,480,661,820	—	—	3,480,661,820
Information Technology	2,423,253,346	18,628	—	2,423,271,974
Materials	875,829,951	—	—	875,829,951
Real Estate	94,021,901	—	—	94,021,901
Utilities	632,915,747	—	—	632,915,747
Preferred Stocks
Communication Services	1,801,389	—	—	1,801,389
Rights/Warrants
Consumer Discretionary	—	341	—	341
Health Care	—	1,791	—	1,791
Temporary Cash Investments	152,002,809	—	—	152,002,809
Securities Lending Collateral	—	1,019,262,721	—	1,019,262,721
Futures Contracts**	(1,296,877)	—	—	(1,296,877)
TOTAL	$16,944,105,627	$1,020,482,795	—	$17,964,588,422
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.6%)
COMMUNICATION SERVICES — (2.2%)
	A.H. Belo Corp., Class A	497,510	$1,452,729
*	Alaska Communications Systems Group, Inc.	81,047	165,336
#	AMC Entertainment Holdings, Inc., Class A	142,408	928,500
#*	AMC Networks, Inc., Class A	11,468	419,614
#	Anterix, Inc.	31,692	1,472,410
	ATN International, Inc.	153,188	8,864,990
#*	AutoWeb, Inc.	3,221	6,990
*	Ballantyne Strong, Inc.	102,209	353,132
#*	Bandwidth, Inc., Class A	5,812	412,420
	Beasley Broadcast Group, Inc., Class A	8,036	30,336
#*	Boingo Wireless, Inc.	324,811	3,650,876
#*	Boston Omaha Corp., Class A	761	15,357
*	Care.com, Inc.	98,832	1,479,515
#*	Cars.com, Inc.	397,004	4,633,037
*	Central European Media Enterprises, Ltd., Class A	145,369	649,799
#*	Cincinnati Bell, Inc.	165,619	2,270,636
*	Clear Channel Outdoor Holdings, Inc.	118,236	322,784
#*	comScore, Inc.	186,043	734,870
#	Consolidated Communications Holdings, Inc.	302,255	1,459,892
*	Cumulus Media, Inc., Class A	24,688	345,632
#*	Daily Journal Corp.	472	129,800
*	DHI Group, Inc.	103,212	288,994
	Emerald Expositions Events, Inc.	146,639	1,529,445
*	Emmis Communications Corp., Class A	25,045	94,670
#	Entercom Communications Corp., Class A	679,329	2,696,936
	Entravision Communications Corp., Class A	858,788	1,906,509
#*	Eros International P.L.C.	20,324	48,981
#	EW Scripps Co. (The), Class A	632,205	7,674,969
#*	Fluent, Inc.	18,937	51,319
#*	Frontier Communications Corp.	2,389	1,318
#*	Gaia, Inc.	55,587	470,266
#	Gannett Co., Inc.	1,169,092	7,143,152
*	Glu Mobile, Inc.	296,958	1,752,052
*	Gray Television, Inc.	615,357	12,479,440
*	Gray Television, Inc., Class A	32,593	627,415
*	Harte-Hanks, Inc.	34,467	123,047
*	Hemisphere Media Group, Inc.	61,957	832,702
*	IDT Corp., Class B	243,518	1,840,996
*	IMAX Corp.	386,462	6,392,081
*	Lee Enterprises, Inc.	85,075	179,508
#*	Liberty Media Corp.-Liberty Braves, Class A	36,562	1,069,439
*	Liberty Media Corp.-Liberty Braves, Class C	67,102	1,956,023
*	Liberty TripAdvisor Holdings, Inc., Class A	363,696	2,142,169
*	LICT Corp.	1	11,879
#*	Lions Gate Entertainment Corp., Class A	359,332	3,568,167
#*	Lions Gate Entertainment Corp., Class B	366,291	3,417,495
*	Loral Space & Communications, Inc.	34,283	1,102,884
*	Marchex, Inc., Class B	79,671	271,678
	Marcus Corp. (The)	202,920	5,915,118
#*	Meet Group, Inc. (The)	467,682	2,492,745
#	Meredith Corp.	54,495	1,637,575
#*	MSG Networks, Inc., Class A	484,839	7,374,401
	National CineMedia, Inc.	396,681	2,927,506
*	ORBCOMM, Inc.	370,364	1,329,607

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Pegasus Cos., Inc. (The)	205	$43,563
#*»	Professional Diversity Network, Inc.	1,600	1,456
#*	QuinStreet, Inc.	360,874	4,675,123
#*	Reading International, Inc., Class A	159,853	1,630,501
#*	Reading International, Inc., Class B	11,620	272,838
	Saga Communications, Inc., Class A	52,100	1,579,672
	Salem Media Group, Inc.	18,082	24,953
	Scholastic Corp.	109,674	3,613,758
#	Shenandoah Telecommunications Co.	449,832	18,150,721
	Spok Holdings, Inc.	153,308	1,628,131
#*	SRAX, Inc.	4,419	9,854
*	TechTarget, Inc.	203,907	5,177,199
	Townsquare Media, Inc., Class A	102,456	988,700
*	Travelzoo	58,722	596,028
	Tribune Publishing Co.	121,046	1,520,338
#*	TrueCar Inc.	363,655	1,345,523
*	Urban One, Inc.	67,585	127,060
*	Zedge, Inc., Class B	70,067	119,114
TOTAL COMMUNICATION SERVICES			152,653,673
CONSUMER DISCRETIONARY — (12.3%)
*	1-800-Flowers.com, Inc., Class A	399,377	6,066,537
#	Abercrombie & Fitch Co., Class A	530,454	8,678,227
	Acushnet Holdings Corp.	109,528	3,392,082
#*	Adient P.L.C.	510,792	13,132,462
*	Adtalem Global Education, Inc.	40,473	1,396,723
	AMCON Distributing Co.	5,890	458,213
*	American Axle & Manufacturing Holdings, Inc.	610,575	5,641,713
*	American Outdoor Brands Corp.	334,132	3,147,523
*	American Public Education, Inc.	63,634	1,516,398
*	America's Car-Mart, Inc.	96,926	10,640,536
	Ark Restaurants Corp.	36,613	798,530
#*	Asbury Automotive Group, Inc.	149,741	14,442,519
#*	Ascena Retail Group, Inc.	136,275	599,610
#*	At Home Group, Inc.	230,942	1,307,132
#*	Barnes & Noble Education, Inc.	192,030	660,583
	Bassett Furniture Industries, Inc.	90,506	1,106,888
*	BBQ Holdings, Inc.	60,547	249,454
	BBX Capital Corp.	258,819	1,004,218
*	Beazer Homes USA, Inc.	70,534	969,843
#	Bed Bath & Beyond, Inc.	161,319	2,298,796
#	Big 5 Sporting Goods Corp.	77,403	288,713
#	Big Lots, Inc.	127,874	3,460,270
#*	Biglari Holdings, Inc., Class A	1,111	699,375
*	Biglari Holdings, Inc., Class B	14,045	1,523,602
	BJ's Restaurants, Inc.	241,384	9,602,256
	Bloomin' Brands, Inc.	225,858	4,691,071
*	Boot Barn Holdings, Inc.	228,460	9,588,466
	Bowl America, Inc., Class A	55,406	837,185
#	Brinker International, Inc.	172,091	7,346,565
#*	Build-A-Bear Workshop, Inc.	136,232	569,450
#	Caleres, Inc.	474,503	8,327,528
#	Callaway Golf Co.	1,105,362	23,676,854
	Canterbury Park Holding Corp.	10,905	136,749
	Carriage Services, Inc.	207,770	4,917,916
#*	Carrols Restaurant Group, Inc.	302,461	1,373,173
	Cato Corp. (The), Class A	200,100	3,209,604
*	Cavco Industries, Inc.	89,870	20,132,677
*	Century Casinos, Inc.	9,163	76,328

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Century Communities, Inc.	147,297	$4,370,302
#	Cheesecake Factory, Inc. (The)	124,844	4,794,010
#	Chico's FAS, Inc.	963,254	3,747,058
#	Children's Place, Inc. (The)	102,691	6,127,572
*	Chuy's Holdings, Inc.	130,985	3,215,682
	Citi Trends, Inc.	92,779	2,160,823
	Clarus Corp.	161,508	2,134,328
	Collectors Universe, Inc.	59,788	1,468,393
#*	Conn's, Inc.	222,844	1,952,113
#*	Container Store Group, Inc. (The)	121,431	490,581
	Cooper Tire & Rubber Co.	413,112	10,943,337
*	Cooper-Standard Holdings, Inc.	93,599	2,482,245
	Core-Mark Holding Co., Inc.	272,320	6,383,181
*	Crocs, Inc.	522,598	19,811,690
#	Crown Crafts, Inc.	12,250	77,788
	CSS Industries, Inc.	96,277	900,190
	Culp, Inc.	172,459	2,178,157
	Dana, Inc.	229,211	3,532,142
#	Dave & Buster's Entertainment, Inc.	146,678	6,477,300
*	Del Taco Restaurants, Inc.	359,115	2,707,727
*	Delphi Technologies P.L.C.	228,347	3,502,843
*	Delta Apparel, Inc.	79,200	1,986,336
*	Denny's Corp.	718,154	14,700,612
#	Designer Brands, Inc., Class A	395,805	5,636,263
*	Destination XL Group, Inc.	103,980	115,418
#	Dillard's, Inc., Class A	16,569	1,006,070
#	Dine Brands Global, Inc.	66,527	5,671,427
*	Dixie Group, Inc. (The)	7,488	10,483
#*	Dorman Products, Inc.	4,451	310,680
	Dover Motorsports, Inc.	118,272	215,255
#*	Drive Shack, Inc.	273,390	1,033,414
#*	Duluth Holdings, Inc., Class B	26,501	223,933
	Educational Development Corp.	73,800	420,660
#*	El Pollo Loco Holdings, Inc.	267,761	3,689,747
*	Emerson Radio Corp.	54,582	46,395
	Escalade, Inc.	71,194	626,507
#	Ethan Allen Interiors, Inc.	345,271	5,576,127
*	Everi Holdings, Inc.	316,180	3,952,250
#*	Express, Inc.	619,568	2,484,468
#*	Fiesta Restaurant Group, Inc.	282,821	2,808,413
#	Flanigan's Enterprises, Inc.	21,606	458,047
	Flexsteel Industries, Inc.	87,666	1,437,722
#*	Fossil Group, Inc.	200,168	1,347,131
#*	Fox Factory Holding Corp.	163,838	10,783,817
*	Francesca's Holdings Corp.	295	2,254
*	Full House Resorts, Inc.	683	2,213
#	GameStop Corp., Class A	351,012	1,347,886
*	Garrett Motion, Inc.	76,660	645,477
#*	Genesco, Inc.	147,475	5,798,717
*	Gentherm, Inc.	398,697	18,383,919
*	G-III Apparel Group, Ltd.	315,496	8,584,646
#*	GNC Holdings, Inc., Class A, Class A	14,658	31,368
*	Good Times Restaurants, Inc.	1,131	1,629
#*	GoPro, Inc., Class A	303,206	1,194,632
*	Green Brick Partners, Inc.	187,379	2,171,723
	Group 1 Automotive, Inc.	130,500	13,150,485
#*	Groupon, Inc.	1,542,769	4,443,175
#	Guess?, Inc.	540,337	11,503,775
*	Habit Restaurants, Inc. (The), Class A	62,194	865,119

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Hamilton Beach Brands Holding Co., Class A	120,094	$1,897,485
#	Haverty Furniture Cos., Inc.	130,427	2,625,496
	Haverty Furniture Cos., Inc., Class A	18,855	379,645
*	Hibbett Sports, Inc.	40,996	1,015,881
#	Hooker Furniture Corp.	87,240	2,149,594
#*	Horizon Global Corp.	92,794	312,716
*	Houghton Mifflin Harcourt Co.	590,097	3,257,335
*	Hudson, Ltd., Class A	8,806	96,602
*	Inspired Entertainment, Inc.	3,393	19,883
#*	Installed Building Products, Inc.	202,656	15,022,889
#*	iRobot Corp.	42,695	2,008,800
*	J Alexander's Holdings, Inc.	92,421	885,393
#	J. Jill, Inc.	188,352	224,139
#	Jack in the Box, Inc.	74,234	6,068,630
#*	JAKKS Pacific, Inc.	4,064	4,145
#*	JC Penney Co., Inc.	7,800	5,811
	Johnson Outdoors, Inc., Class A	80,066	6,293,188
*	K12, Inc.	307,962	4,970,507
	KB Home	121,271	4,553,726
*	Koss Corp.	115,135	169,248
*	Lakeland Industries, Inc.	46,633	650,064
#*	Lands' End, Inc.	38,353	446,812
*»	Lazare Kaplan International Inc.	430,698	11,479
	La-Z-Boy, Inc.	558,862	17,123,532
	LCI Industries	41,570	4,488,313
*	Leaf Group, Ltd.	145,294	507,076
#*	LGI Homes, Inc.	5,141	409,943
#*	Libbey, Inc.	115,809	154,026
	Lifetime Brands, Inc.	106,529	721,201
*	Lindblad Expeditions Holdings, Inc.	151,503	2,498,284
*	Liquidity Services, Inc.	205,898	1,095,377
#	Lithia Motors, Inc., Class A	20,816	2,823,482
*	Live Ventures, Inc.	1,917	13,994
*	Luby's, Inc.	8,544	20,676
#*	Lumber Liquidators Holdings, Inc.	155,740	1,185,181
*	M/I Homes, Inc.	195,293	8,669,056
*	Malibu Boats, Inc., Class A	132,182	5,788,250
#	Marine Products Corp.	186,225	2,607,150
*	MarineMax, Inc.	175,363	3,494,985
*	MasterCraft Boat Holdings, Inc.	60,575	1,064,303
	MDC Holdings, Inc.	459,796	19,375,803
*	Meritage Homes Corp.	74,993	5,321,503
#*	Michaels Cos., Inc. (The)	231,072	1,139,185
*	Modine Manufacturing Co.	308,117	2,166,063
*	Monarch Casino & Resort, Inc.	27,353	1,468,309
#*	Monitronics International, Inc.	1,366	12,294
#*	Motorcar Parts of America, Inc.	144,997	2,879,640
#	Movado Group, Inc.	148,819	2,562,663
	Nathan's Famous, Inc.	55,095	3,636,270
*	National Vision Holdings, Inc.	62,204	2,122,400
*	Nautilus, Inc.	162,302	516,120
*	New Home Co., Inc. (The)	140,383	732,799
	Nobility Homes, Inc.	16,285	387,583
#*	Noodles & Co.	89,011	635,539
	Office Depot, Inc.	3,255,022	7,226,149
#	Oxford Industries, Inc.	188,771	13,100,707
	P&F Industries, Inc., Class A	8,593	60,151
	Papa John's International, Inc.	72,276	4,682,039
#*	Party City Holdco, Inc.	324,447	934,407

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Perdoceo Education Corp.	723,488	$12,863,617
#	PetMed Express, Inc.	202,975	5,117,000
#*	Playa Hotels & Resorts NV	320,779	2,251,869
*	PlayAGS, Inc.	51,948	534,025
*	Potbelly Corp.	82,372	355,023
*	QEP Co., Inc.	8,467	140,341
*	Quotient Technology Inc.	112,908	1,136,984
#	RCI Hospitality Holdings, Inc.	41,559	736,841
#*	Red Lion Hotels Corp.	149,760	413,338
#*	Red Robin Gourmet Burgers, Inc.	163,802	5,384,172
#*	Regis Corp.	294,735	4,574,287
	Rent-A-Center, Inc.	189,988	5,534,350
#*	RH	27,175	5,672,781
	Rocky Brands, Inc.	57,502	1,560,604
*	RTW RetailWinds, Inc.	259,054	102,197
*	Rubicon Project, Inc. (The)	270,253	2,529,568
	Ruth's Hospitality Group, Inc.	388,146	7,956,993
#*	Sally Beauty Holdings, Inc.	390,380	5,992,333
*	Select Interior Concepts, Inc., Class A	1,444	11,927
#*	Shake Shack, Inc., Class A	50,095	3,378,908
*	Shiloh Industries, Inc.	120,809	409,543
#	Shoe Carnival, Inc.	106,576	3,821,815
#*	Shutterstock, Inc.	140,802	6,100,951
#	Signet Jewelers, Ltd.	474,936	11,545,694
*	Skyline Champion Corp.	184,948	5,317,255
#*	Sleep Number Corp.	432,103	22,292,194
#	Sonic Automotive, Inc., Class A	340,210	10,760,842
#*	Sonos, Inc.	132,945	1,824,005
*	Sportsman's Warehouse Holdings, Inc.	2,056	13,323
*	Stamps.com, Inc.	32,249	2,402,228
	Standard Motor Products, Inc.	273,034	13,263,992
*	Stoneridge, Inc.	310,831	8,659,752
	Strattec Security Corp.	33,460	735,953
	Superior Group of Cos, Inc.	114,659	1,322,018
	Superior Industries International, Inc.	105,177	336,566
*	Sypris Solutions, Inc.	49,628	47,196
#	Tailored Brands, Inc.	307,927	1,225,549
*	Tandy Leather Factory, Inc.	100,384	560,143
*	Taylor Morrison Home Corp.	191,496	4,955,916
#	Tenneco, Inc., Class A	45,203	428,072
	Tilly's, Inc., Class A	121,809	1,035,377
*	TopBuild Corp.	53,039	6,073,496
#*	Town Sports International Holdings, Inc.	45,376	95,290
*	Trans World Entertainment Corp.	601	2,079
*	TravelCenters of America, Inc.	39,569	666,342
#*	TRI Pointe Group, Inc.	145,555	2,366,724
*	Tuesday Morning Corp.	3,557	4,553
#	Tupperware Brands Corp.	174,209	1,090,548
#*	Turtle Beach Corp.	2,100	16,926
#	Twin River Worldwide Holding, Inc.	6,244	166,403
*	Unifi, Inc.	176,122	3,790,145
*	Universal Electronics, Inc.	136,479	6,759,805
*	Universal Technical Institute, Inc.	92,105	708,287
#*	Veoneer, Inc.	6,356	82,819
*	Vera Bradley, Inc.	496	4,752
#*	Vince Holding Corp.	2,376	35,094
*	Vista Outdoor, Inc.	892,978	6,634,827
#*	Visteon Corp.	85,784	6,846,421
*	VOXX International Corp.	74,138	318,793

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Vuzix Corp.	9,749	$17,841
	Weyco Group, Inc.	112,047	2,537,865
#*	William Lyon Homes, Class A	117,848	2,732,895
#	Wingstop, Inc.	143,146	13,279,654
	Winmark Corp.	54,273	10,798,699
#	Winnebago Industries, Inc.	345,353	18,911,530
	Wolverine World Wide, Inc.	56,381	1,779,948
#*	WW International, Inc	200,278	6,605,168
#*	ZAGG, Inc.	156,818	1,185,544
*	Zovio, Inc.	100,203	159,323
*	Zumiez, Inc.	229,101	7,141,078
TOTAL CONSUMER DISCRETIONARY			838,903,736
CONSUMER STAPLES — (3.7%)
	Alico, Inc.	77,875	2,802,721
	Andersons, Inc. (The)	244,447	5,529,391
*	Bridgford Foods Corp.	72,953	1,390,484
#	Calavo Growers, Inc.	184,792	14,156,915
#	Cal-Maine Foods, Inc.	156,605	5,589,232
#*	Central Garden & Pet Co.	74,584	2,402,351
*	Central Garden & Pet Co., Class A	300,481	9,002,411
#*	Chefs' Warehouse, Inc. (The)	265,327	9,657,903
	Coca-Cola Consolidated, Inc.	58,974	15,970,749
*	Coffee Holding Co., Inc.	43,125	175,087
#*	Craft Brew Alliance, Inc.	183,408	3,007,891
*	Edgewell Personal Care Co.	372,269	9,611,986
*	elf Beauty Inc.	116,822	1,831,769
*	Farmer Brothers Co.	179,033	2,144,815
#	Fresh Del Monte Produce, Inc.	28,598	897,405
#*	Hain Celestial Group, Inc. (The)	107,591	2,604,778
*	Hostess Brands, Inc.	629,792	8,451,809
#	Ingles Markets, Inc., Class A	138,404	5,770,063
	Inter Parfums, Inc.	301,212	20,816,761
	John B. Sanfilippo & Son, Inc.	110,600	9,323,580
*	Landec Corp.	257,340	2,882,208
*	Lifevantage Corp.	10,307	168,829
*	Lifeway Foods, Inc.	4,260	9,585
#	Limoneira Co.	55,356	1,080,549
	Mannatech, Inc.	11,825	187,899
#	Medifast, Inc.	120,551	11,648,843
#	MGP Ingredients, Inc.	188,068	6,405,596
#*	Natura & Co. Holding SA, ADR	809,962	17,721,969
*	Natural Alternatives International, Inc.	74,759	611,529
#	Natural Grocers by Vitamin Cottage, Inc.	96,314	871,642
#	Natural Health Trends Corp.	5,957	21,445
*	Nature's Sunshine Products, Inc.	163,358	1,561,702
	Nu Skin Enterprises, Inc., Class A	43,637	1,422,130
	Oil-Dri Corp. of America	56,732	2,008,313
	PriceSmart, Inc.	95,966	5,878,877
#*	Primo Water Corp.	213,979	3,224,664
#*	Pyxus International, Inc.	48,108	329,540
#*	Revlon, Inc., Class A	14,356	306,788
#*	RiceBran Technologies	37,765	46,451
#	Rocky Mountain Chocolate Factory, Inc.	70,528	585,382
*	S&W Seed Co.	45,555	97,943
*	Seneca Foods Corp., Class A	54,757	2,165,639
*	Seneca Foods Corp., Class B	11,120	432,624
*	Simply Good Foods Co. (The)	251,547	5,778,035
	SpartanNash Co.	324,234	3,949,170

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Sprouts Farmers Market, Inc.	226,964	$3,547,447
*	Tofutti Brands, Inc.	3,743	6,775
	Tootsie Roll Industries, Inc.	1,536	52,393
*	TreeHouse Foods, Inc.	5,094	227,192
#	Turning Point Brands, Inc.	67,729	1,546,930
#*	United Natural Foods, Inc.	295,986	2,131,099
	United-Guardian, Inc.	39,576	664,877
#	Universal Corp.	126,873	6,743,300
*	USANA Health Sciences, Inc.	31,069	1,916,957
#	Vector Group, Ltd.	733,963	9,644,274
#	Village Super Market, Inc., Class A	78,739	1,752,730
#	WD-40 Co.	92,091	17,204,441
#	Weis Markets, Inc.	197,911	7,261,355
*	Willamette Valley Vineyards, Inc.	3,868	26,457
TOTAL CONSUMER STAPLES			253,261,680
ENERGY — (4.8%)
	Adams Resources & Energy, Inc.	39,974	1,413,481
	Amplify Energy Corp.	153,212	825,809
#*	Antero Resources Corp.	1,199,187	2,218,496
*	Apergy Corp.	96,020	2,483,077
#	Arch Coal, Inc., Class A	117,771	6,068,740
	Archrock, Inc.	766,826	6,402,997
*	Ardmore Shipping Corp.	249,745	1,535,932
*	Aspen Aerogels, Inc.	77,490	640,842
	Berry Petroleum Corp.	230,592	1,579,555
#*	Bonanza Creek Energy, Inc.	195,200	3,550,688
	Cactus, Inc., Class A	3,965	114,271
#*	California Resources Corp.	162,591	1,193,418
#*	Callon Petroleum Co.	2,256,619	6,769,857
*	Centennial Resource Development, Inc., Class A	872,969	2,845,879
*	Clean Energy Fuels Corp.	528,620	1,215,826
#*	CNX Resources Corp.	1,541,450	11,144,683
#*	CONSOL Energy, Inc.	162,975	1,324,987
#	Core Laboratories NV	67,910	2,385,678
#*	Dawson Geophysical Co.	111,566	267,758
	Delek US Holdings, Inc.	87,350	2,398,631
#*	Denbury Resources, Inc.	1,077,097	1,060,941
#	DHT Holdings, Inc.	1,090,231	6,138,001
#*	Diamond Offshore Drilling, Inc.	374,497	1,733,921
#	DMC Global, Inc.	121,145	5,067,495
*	Dorian LPG, Ltd.	425,807	5,586,588
#*	Dril-Quip, Inc.	353,684	14,465,676
#*	Earthstone Energy, Inc., Class A	116,633	583,165
#	EnLink Midstream LLC	77,105	387,838
#	EQT Corp.	330,007	1,996,542
*	Era Group, Inc.	158,291	1,573,413
#	Evolution Petroleum Corp.	179,679	905,582
*	Exterran Corp.	115,802	625,331
#*	Extraction Oil & Gas, Inc.	774,713	1,100,092
*	Forum Energy Technologies, Inc.	471,517	499,808
*	Frank's International NV	806,806	2,823,821
#*	FTS International, Inc.	50,903	31,153
	GasLog, Ltd.	320,134	2,074,468
*	Geospace Technologies Corp.	124,843	1,674,145
#*	Gevo, Inc.	9,610	19,316
*	Goodrich Petroleum Corp.	33,705	226,161
#	Green Plains, Inc.	173,969	2,169,393
*	Gulf Island Fabrication, Inc.	53,882	274,798

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Gulfport Energy Corp.	863,640	$1,338,642
	Hallador Energy Co.	101,101	167,828
*	Helix Energy Solutions Group, Inc.	1,875,722	15,643,521
*	International Seaways, Inc.	242,283	5,393,220
*	ION Geophysical Corp.	61,671	353,375
#*	KLX Energy Services Holdings, Inc.	69,518	280,853
	Kosmos Energy, Ltd.	172,998	884,020
*	Laredo Petroleum, Inc.	1,072,965	1,845,500
#	Liberty Oilfield Services, Inc., Class A	57,320	486,074
*	Lonestar Resources US, Inc., Class A	49,821	90,674
#	Mammoth Energy Services, Inc.	96,308	136,757
#*	Matador Resources Co.	622,825	9,136,843
*	Matrix Service Co.	312,696	6,291,443
*	Mitcham Industries, Inc.	102,487	291,063
#*	Montage Resources Corp.	27,332	99,762
#	Nabors Industries, Ltd.	2,554,627	5,288,078
	NACCO Industries, Inc., Class A	41,154	1,940,000
*	Natural Gas Services Group, Inc.	74,522	783,971
#	Navios Maritime Acquisition Corp.	10,764	57,049
#*	NCS Multistage Holdings, Inc.	68,477	104,770
*	Newpark Resources, Inc.	1,052,539	5,262,695
*	NexTier Oilfield Solutions, Inc.	884,971	4,557,601
#*	Nine Energy Service, Inc.	40,770	197,327
#*	Noble Corp. P.L.C.	1,963,730	1,586,301
	Nordic American Tankers, Ltd.	220,724	746,047
#*	Northern Oil and Gas, Inc.	398,337	661,239
#*	Oasis Petroleum, Inc.	3,183,087	7,161,946
*	Oceaneering International, Inc.	1,032,734	12,816,229
*	Oil States International, Inc.	480,389	5,178,593
*	Overseas Shipholding Group, Inc., Class A	325,268	578,977
#*	Pacific Drilling SA	1,726	3,176
#*	Pacific Ethanol, Inc.	6,956	4,513
	Panhandle Oil and Gas, Inc., Class A	131,035	947,383
*	Par Pacific Holdings, Inc.	271,442	5,461,413
	Patterson-UTI Energy, Inc.	956,034	7,590,910
#*	PDC Energy, Inc.	450,812	9,733,031
#	Peabody Energy Corp.	389,554	2,633,385
#*	Penn Virginia Corp.	94,555	2,020,640
#*	Profire Energy, Inc.	7,831	10,885
*	ProPetro Holding Corp.	373,088	3,633,877
	QEP Resources, Inc.	454,320	1,440,194
#	Range Resources Corp.	1,723,066	5,169,198
#*	Renewable Energy Group, Inc.	439,246	11,543,385
*	REX American Resources Corp.	53,577	4,037,027
#*	RigNet, Inc.	83,222	346,203
#*	Ring Energy, Inc.	857,197	1,851,545
#	RPC, Inc.	307,330	1,392,205
*	SAExploration Holdings, Inc.	616	1,780
*	SandRidge Energy, Inc.	129,012	328,981
#	Scorpio Tankers, Inc.	386,283	9,015,845
*	SEACOR Holdings, Inc.	114,136	4,290,372
#*	SEACOR Marine Holdings, Inc.	103,272	1,078,160
*	Select Energy Services, Inc., Class A	370,880	2,581,325
#	SFL Corp., Ltd.	471,636	6,244,461
*	SilverBow Resources, Inc.	53,943	286,977
	SM Energy Co.	986,179	9,053,123
#*	Smart Sand, Inc.	204,493	415,121
#	Solaris Oilfield Infrastructure, Inc., Class A	196,704	2,267,997
#*	Southwestern Energy Co.	1,222,980	1,920,079

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Talos Energy, Inc.	211,024	$4,629,867
#	Teekay Corp.	6,783	24,147
*	Teekay Tankers, Ltd., Class A	64,313	1,047,659
*	TETRA Technologies, Inc.	67,336	103,024
#*	Tidewater, Inc.	147,039	2,232,052
#*	Unit Corp.	271,654	108,607
#	US Silica Holdings, Inc.	529,369	2,720,957
*	VAALCO Energy, Inc.	245,943	550,912
#	Valaris P.L.C.	478,292	2,444,072
#*	W&T Offshore, Inc.	931,955	3,858,294
#*	Whiting Petroleum Corp.	929,884	4,221,673
	World Fuel Services Corp.	290,081	11,347,969
TOTAL ENERGY			325,351,075
FINANCIALS — (21.1%)
#*	1347 Property Insurance Holdings, Inc.	3,204	18,263
#	1st Constitution Bancorp	37,036	746,275
	1st Source Corp.	236,853	11,177,093
	ACNB Corp.	27,741	889,099
	Alerus Financial Corp.	946	19,961
#*	Allegiance Bancshares, Inc.	126,398	4,702,006
*	A-Mark Precious Metals, Inc.	63,842	509,459
#*	Ambac Financial Group, Inc.	228,043	4,886,961
	American Equity Investment Life Holding Co.	144,570	3,818,094
	American National Bankshares, Inc.	61,465	2,095,956
	American River Bankshares	34,637	501,197
	Ameris Bancorp	422,388	16,975,774
	AMERISAFE, Inc.	223,285	15,277,160
#	AmeriServ Financial, Inc.	148,132	607,341
	Argo Group International Holdings, Ltd.	119,663	7,849,893
	Arrow Financial Corp.	144,621	5,070,412
	Artisan Partners Asset Management, Inc., Class A	120,672	4,030,445
#	Associated Capital Group, Inc., Class A	9,904	413,690
*	Asta Funding, Inc.	5,912	60,716
	Atlantic American Corp.	7,131	15,760
*	Atlantic Capital Bancshares, Inc.	160,056	3,020,257
*	Atlanticus Holdings Corp.	115,004	1,605,456
	Auburn National Bancorporation, Inc.	11,571	659,547
*	Axos Financial, Inc.	271,744	7,655,028
#	Banc of California, Inc.	488,159	7,791,018
	BancFirst Corp.	242,734	14,030,025
	Bancorp 34, Inc.	806	12,533
*	Bancorp, Inc. (The)	571,788	6,764,252
	Bank of Commerce Holdings	89,213	954,579
	Bank of Marin Bancorp	72,200	3,181,132
	Bank of NT Butterfield & Son, Ltd. (The)	99,426	3,302,932
	BankFinancial Corp.	142,451	1,776,364
#	Bankwell Financial Group, Inc.	34,758	939,509
	Banner Corp.	259,854	13,395,474
	Bar Harbor Bankshares	95,372	2,098,184
*	Baycom Corp.	22,913	514,626
	BCB Bancorp, Inc.	83,721	1,098,420
	Berkshire Hills Bancorp, Inc.	430,107	12,107,512
*	Blucora, Inc.	305,788	6,895,519
	Blue Capital Reinsurance Holdings, Ltd.	9,799	68,397
	Boston Private Financial Holdings, Inc.	1,141,370	13,011,618
	Bridge Bancorp, Inc.	145,430	4,413,800
*	Bridgewater Bancshares, Inc.	5,231	69,049
*	BrightSphere Investment Group P.L.C.	501,651	4,620,206

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Brookline Bancorp, Inc.	1,018,845	$15,486,444
	Bryn Mawr Bank Corp.	189,669	7,116,381
	Byline Bancorp, Inc.	53,777	1,037,896
	C&F Financial Corp.	22,344	1,118,317
	Cadence BanCorp	378,355	5,913,689
	California First National Bancorp	63,635	1,065,886
#	Cambridge Bancorp	194	14,003
	Camden National Corp.	136,813	6,465,782
*	Cannae Holdings, Inc.	410,703	16,699,184
#	Capital City Bank Group, Inc.	77,138	2,199,976
	Capitol Federal Financial, Inc.	512,590	6,755,936
	Capstar Financial Holdings, Inc.	68,069	1,018,993
	Carolina Financial Corp.	173,777	6,664,348
	CBTX, Inc.	11,525	340,564
	Central Pacific Financial Corp.	209,205	5,801,255
	Central Valley Community Bancorp	64,401	1,210,095
	Century Bancorp, Inc., Class A	24,401	2,098,486
	Chemung Financial Corp.	5,035	199,738
	Citizens & Northern Corp.	66,871	1,709,891
	Citizens Community Bancorp, Inc.	6,800	81,464
	Citizens Holding Co.	11,132	239,895
#*	Citizens, Inc.	389,685	2,361,491
#	City Holding Co.	182,900	13,841,872
	Civista Bancshares, Inc.	67,757	1,491,332
	CNB Financial Corp.	92,723	2,740,892
	Codorus Valley Bancorp, Inc.	39,938	870,648
#	Cohen & Steers, Inc.	79,219	5,860,622
	Colony Bankcorp, Inc.	43,598	669,229
*	Columbia Financial, Inc.	7,968	133,623
	Community Bankers Trust Corp.	6,683	59,011
#*	Community First Bancshares, Inc.	935	10,902
	Community Trust Bancorp, Inc.	195,922	8,571,587
	Community West Bancshares	17,312	190,432
	ConnectOne Bancorp, Inc.	288,168	6,803,646
*	Consumer Portfolio Services, Inc.	118,706	419,032
#	County Bancorp, Inc.	700	17,675
#*	Cowen, Inc., Class A	74,846	1,202,775
#	Crawford & Co., Class A	281,599	2,461,175
	Crawford & Co., Class B	155,433	1,241,910
#*	Curo Group Holdings Corp.	2,704	28,149
#*	Customers Bancorp, Inc.	146,120	3,124,046
	Diamond Hill Investment Group, Inc.	12,104	1,703,880
	Dime Community Bancshares, Inc.	377,221	7,321,860
	Donegal Group, Inc., Class A	197,732	2,758,361
	Donegal Group, Inc., Class B	34,951	421,859
*	Donnelley Financial Solutions, Inc.	100,208	907,884
	Eagle Bancorp Montana, Inc.	578	12,150
	Eagle Bancorp, Inc.	146,259	6,391,518
#*	eHealth, Inc.	143,990	15,141,988
*	Elevate Credit, Inc.	11,471	66,647
#	Elmira Savings Bank	516	8,462
	Employers Holdings, Inc.	375,576	16,018,316
#*	Encore Capital Group, Inc.	347,742	11,805,841
*	Enova International, Inc.	259,791	6,510,362
	Enterprise Bancorp, Inc.	53,770	1,667,945
	Enterprise Financial Services Corp.	263,264	11,454,617
#*	Equity Bancshares, Inc., Class A	78,774	2,115,870
	ESSA Bancorp, Inc.	58,904	998,423
	Evans Bancorp, Inc.	26,617	1,039,128

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	EZCORP, Inc., Class A	319,002	$1,984,192
#	Farmers & Merchants Bancorp, Inc.	500	14,700
	Farmers National Banc Corp.	155,135	2,454,236
	Fauquier Bankshares, Inc.	701	14,490
	FB Financial Corp.	134,625	4,799,381
	FBL Financial Group, Inc., Class A	221,539	11,914,367
	Federal Agricultural Mortgage Corp., Class A	4,200	284,298
	Federal Agricultural Mortgage Corp., Class C	82,381	6,285,670
	FedNat Holding Co.	125,164	1,943,797
	Financial Institutions, Inc.	130,592	4,023,540
*	First Acceptance Corp.	59,247	40,880
	First Bancorp	350,408	12,432,476
	First BanCorp	1,698,454	15,744,669
	First Bancorp, Inc.	79,876	2,258,893
	First Bancshares, Inc. (The)	55,822	1,921,393
#	First Bank	80,091	856,974
	First Busey Corp.	403,749	10,295,599
	First Business Financial Services, Inc.	48,367	1,217,881
#	First Capital, Inc.	350	23,139
	First Choice Bancorp	300	7,302
	First Commonwealth Financial Corp.	903,742	12,218,592
	First Community Bancshares, Inc.	133,440	3,911,126
	First Community Corp.	21,352	438,357
	First Defiance Financial Corp.	149,837	4,403,709
	First Financial Bancorp	37,789	908,448
	First Financial Corp.	98,309	4,102,435
	First Financial Northwest, Inc.	64,786	947,819
	First Foundation, Inc.	279,415	4,610,347
	First Internet Bancorp	38,281	1,014,829
	First Merchants Corp.	377,028	14,986,863
	First Mid Bancshares, Inc.	63,584	2,082,376
	First Midwest Bancorp, Inc.	245,813	4,901,511
	First Northwest Bancorp	52,494	828,880
	First of Long Island Corp. (The)	106,546	2,350,405
	First United Corp.	43,638	1,043,385
	Flagstar Bancorp, Inc.	357,801	12,608,907
	Flushing Financial Corp.	286,558	5,693,907
	Franklin Financial Network, Inc.	125,391	4,623,166
	FS Bancorp, Inc.	20,115	1,100,693
*	FVCBankcorp, Inc.	893	14,243
#	GAIN Capital Holdings, Inc.	276,360	1,080,568
#	GAMCO Investors, Inc., Class A	88,475	1,464,261
*	Genworth Financial, Inc., Class A	171,929	704,909
#	German American Bancorp, Inc.	157,885	5,398,088
#	Glen Burnie Bancorp	1,500	16,575
	Global Indemnity, Ltd.	72,656	2,290,844
#	Goosehead Insurance, Inc., Class A	19,314	1,007,805
*	Great Elm Capital Group, Inc.	1,686	5,058
	Great Southern Bancorp, Inc.	126,423	7,194,733
	Great Western Bancorp, Inc.	152,129	4,495,412
*	Green Dot Corp., Class A	153,649	4,621,762
#*	Greenlight Capital Re, Ltd., Class A	215,963	2,010,616
	Guaranty Bancshares, Inc.	18,897	578,248
	Guaranty Federal Bancshares, Inc.	17,656	419,330
*	Hallmark Financial Services, Inc.	138,007	2,373,720
	Hanmi Financial Corp.	365,254	6,143,572
*	HarborOne Bancrop, Inc.	237,031	2,586,008
#	Hawthorn Bancshares, Inc.	9,522	216,626
#	HCI Group, Inc.	129,494	5,732,699

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Heartland Financial USA, Inc.	216,731	$10,600,313
#	Hennessy Advisors, Inc.	3,186	31,860
	Heritage Commerce Corp.	303,574	3,521,458
	Heritage Financial Corp.	421,246	10,859,722
	Heritage Insurance Holdings, Inc.	138,597	1,671,480
	Hingham Institution for Savings	14,873	3,114,257
*	HMN Financial, Inc.	37,346	780,905
	Home Bancorp, Inc.	37,437	1,331,260
*	HomeStreet, Inc.	226,887	7,285,342
	HomeTrust Bancshares, Inc.	60,854	1,613,848
	Hope Bancorp, Inc.	729,466	10,143,225
	Horace Mann Educators Corp.	415,576	17,873,924
	Horizon Bancorp, Inc.	303,335	5,132,428
*	Howard Bancorp, Inc.	78,397	1,324,125
#*	Impac Mortgage Holdings, Inc.	8,607	46,478
	Independence Holding Co.	34,677	1,404,072
	Independent Bank Corp.	104,150	7,519,630
	Independent Bank Corp.	9,686	207,087
	Independent Bank Group, Inc.	149,897	8,022,487
	International Bancshares Corp.	28,024	1,104,146
*	INTL. FCStone, Inc.	156,543	7,460,839
	Investar Holding Corp.	46,452	1,027,054
	Investors Title Co.	21,220	3,348,516
	James River Group Holdings, Ltd.	360,623	15,485,152
	Kearny Financial Corp.	827,747	10,222,675
	Kentucky First Federal Bancorp	40,640	312,928
	Kingstone Cos., Inc.	84,452	667,171
	Kinsale Capital Group, Inc.	140,397	16,036,145
#	Ladenburg Thalmann Financial Services, Inc.	563,432	1,966,378
	Lake Shore Bancorp, Inc.	4,212	64,233
	Lakeland Bancorp, Inc.	448,770	7,288,025
#	Lakeland Financial Corp.	255,382	12,115,322
	Landmark Bancorp, Inc.	19,687	487,450
	LCNB Corp.	24,804	411,002
#*	LendingClub Corp.	488,204	5,721,751
	Level One Bancorp, Inc.	820	20,385
#	Live Oak Bancshares, Inc.	152,004	2,657,030
	Luther Burbank Corp.	52,524	541,522
	Macatawa Bank Corp.	235,142	2,480,748
	Mackinac Financial Corp.	51,008	771,241
*	Magyar Bancorp, Inc.	15,818	193,929
*	Maiden Holdings, Ltd.	694,241	610,932
*	Malvern Bancorp, Inc.	17,009	340,180
#	Manning & Napier, Inc.	5,926	11,259
	Marlin Business Services Corp.	94,111	1,853,987
#*	MBIA, Inc.	476,385	4,316,048
*	Mediaco Holding, Inc., Class A	3,168	22,968
#	Medley Management, Inc., Class A	6,004	18,192
	Mercantile Bank Corp.	122,309	4,008,066
	Merchants Bancorp	19,122	376,321
	Meridian Bancorp, Inc.	603,910	10,864,341
#	Meta Financial Group, Inc.	301,084	11,206,346
*	Metropolitan Bank Holding Corp.	10,514	516,763
	Mid Penn Bancorp, Inc.	7,855	188,520
	Middlefield Banc Corp.	1,832	46,093
	Midland States Bancorp, Inc.	108,891	2,876,900
	MidWestOne Financial Group, Inc.	65,278	2,111,091
*	MMA Capital Holdings, Inc.	6,135	188,222
	Moelis & Co., Class A	71,324	2,567,664

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Mr Cooper Group, Inc.	406,960	$5,038,165
	MSB Financial Corp.	5,744	99,601
	MutualFirst Financial, Inc.	51,177	1,905,320
	MVB Financial Corp.	2,867	57,283
	National Bank Holdings Corp., Class A	395,346	12,888,280
	National General Holdings Corp.	9,688	210,908
*	National Holdings Corp.	522	1,488
	National Security Group, Inc. (The)	14,003	206,474
	National Western Life Group, Inc., Class A	26,725	7,108,850
#	NBT Bancorp, Inc.	356,545	13,473,836
	Nelnet, Inc., Class A	17,162	982,696
»	NewStar Financial, Inc.	218,406	153,387
*	NI Holdings, Inc.	17,256	264,880
*	Nicholas Financial, Inc.	57,620	477,094
*	Nicolet Bankshares, Inc.	44,423	3,138,485
*	NMI Holdings, Inc., Class A	763,913	24,384,103
*	Northeast Bank	38,054	763,744
	Northfield Bancorp, Inc.	431,441	6,855,597
	Northrim BanCorp, Inc.	50,171	1,887,935
	Northwest Bancshares, Inc.	789,359	12,412,670
	Norwood Financial Corp.	19,021	646,714
	OceanFirst Financial Corp.	476,338	11,079,622
*	Ocwen Financial Corp.	605,220	744,421
	OFG Bancorp	435,573	8,585,144
	Ohio Valley Banc Corp.	17,710	585,315
	Old Second Bancorp, Inc.	93,180	1,144,716
*	On Deck Capital, Inc.	292,035	1,191,503
	Oppenheimer Holdings, Inc., Class A	57,414	1,581,756
	Opus Bank	236,690	6,304,238
#	Origin Bancorp, Inc.	19,190	676,256
	Orrstown Financial Services, Inc.	33,228	684,829
*	Pacific Mercantile Bancorp	137,884	955,536
	Pacific Premier Bancorp, Inc.	342,100	10,194,580
	Park National Corp.	39,635	3,764,136
	Parke Bancorp, Inc.	20,993	451,769
	Pathfinder Bancorp, Inc.	100	1,385
	Patriot National Bancorp, Inc.	1,132	15,056
	PB Bancorp, Inc.	3,437	52,071
	PCSB Financial Corp.	58,792	1,168,785
	Peapack Gladstone Financial Corp.	157,478	4,603,082
	Penns Woods Bancorp, Inc.	54,091	1,706,571
	Pennymac Financial Services, Inc.	105,846	3,569,127
	Peoples Bancorp of North Carolina, Inc.	18,152	496,457
	Peoples Bancorp, Inc.	161,144	5,243,626
	People's Utah Bancorp	69,662	1,816,785
	Piper Sandler Cos.	167,797	13,831,507
	PJT Partners, Inc., Class A	69,282	3,188,358
#*	PRA Group, Inc.	347,313	12,280,988
	Preferred Bank	151,049	9,079,555
	Premier Financial Bancorp, Inc.	91,784	1,560,328
	ProAssurance Corp.	133,472	4,053,545
	Protective Insurance Corp., Class A	4,882	73,230
	Protective Insurance Corp., Class B	66,365	1,034,630
	Provident Financial Holdings, Inc.	72,903	1,604,595
	Provident Financial Services, Inc.	360,403	8,220,792
	Prudential Bancorp, Inc.	42,648	751,031
	Pzena Investment Management, Inc., Class A	105,207	861,645
	QCR Holdings, Inc.	95,683	3,932,571
#*	Randolph Bancorp, Inc.	3,714	58,718

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	RBB Bancorp	19,771	$389,093
*	Regional Management Corp.	90,197	2,484,927
	Renasant Corp.	324,167	10,350,652
	Republic Bancorp, Inc., Class A	194,457	8,147,748
*	Republic First Bancorp, Inc.	215,797	688,392
	Riverview Bancorp, Inc.	151,993	1,118,668
	S&T Bancorp, Inc.	270,290	10,160,201
	Safeguard Scientifics, Inc.	251,531	2,676,290
	Safety Insurance Group, Inc.	178,562	16,441,989
	Salisbury Bancorp, Inc.	8,588	381,737
	Sandy Spring Bancorp, Inc.	318,433	11,081,468
	SB Financial Group, Inc.	5,446	103,038
	SB One Bancorp	35,984	860,018
*	Seacoast Banking Corp. of Florida	343,757	9,333,003
*	Security National Financial Corp., Class A	39,287	218,042
*	Select Bancorp, Inc.	52,428	608,165
#	ServisFirst Bancshares, Inc.	211,581	7,775,602
	Severn Bancorp, Inc.	1,621	13,373
	Shore Bancshares, Inc.	58,851	956,329
#*	Siebert Financial Corp.	13,141	90,279
	Sierra Bancorp	118,142	3,163,843
	Silvercrest Asset Management Group, Inc., Class A	10,134	120,392
	SmartFinancial, Inc.	55,192	1,193,251
	Sound Financial Bancorp, Inc.	300	10,878
*	Southern First Bancshares, Inc.	42,430	1,656,891
	Southern Missouri Bancorp, Inc.	41,238	1,468,898
	Southern National Bancorp of Virginia, Inc.	129,205	2,006,554
#	Southside Bancshares, Inc.	405,991	14,242,164
	Southwest Georgia Financial Corp.	13,465	457,810
*	Spirit of Texas Bancshares, Inc.	2,348	48,721
	State Auto Financial Corp.	248,520	7,482,937
	Sterling Bancorp, Inc.	45,310	332,122
	Stewart Information Services Corp.	347,730	14,517,727
	Stock Yards Bancorp, Inc.	218,579	8,467,750
	Summit Financial Group, Inc.	50,862	1,248,662
	Summit State Bank	2,078	26,972
	Territorial Bancorp, Inc.	65,287	1,895,282
*	Third Point Reinsurance, Ltd.	854,426	9,304,699
	Timberland Bancorp, Inc.	72,051	2,028,956
	Tiptree, Inc.	261,185	1,789,117
	Tompkins Financial Corp.	129,738	11,169,144
	Towne Bank	208,904	5,546,401
	TriCo Bancshares	243,555	8,865,402
#*	TriState Capital Holdings, Inc.	248,076	5,703,267
*	Triumph Bancorp, Inc.	255,196	9,947,540
	TrustCo Bank Corp. NY	1,170,403	9,281,296
#	Trustmark Corp.	290,410	9,287,312
#*	Unico American Corp.	109,255	700,325
#	Union Bankshares, Inc.	14,917	501,510
	United Bancorp, Inc.	2,991	41,904
	United Bancshares, Inc.	6,297	149,554
	United Community Banks, Inc.	136,535	3,812,057
	United Community Financial Corp.	458,272	5,008,913
	United Fire Group, Inc.	242,542	10,734,909
	United Insurance Holdings Corp.	283,342	2,873,088
	United Security Bancshares	126,844	1,235,461
	Unity Bancorp, Inc.	56,000	1,227,520
#	Universal Insurance Holdings, Inc.	418,359	10,182,858
	Univest Financial Corp.	242,561	6,025,215

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	US Global Investors, Inc., Class A	7,643	$9,783
	Value Line, Inc.	74,436	2,452,666
	Veritex Holdings, Inc.	111,308	3,152,243
#	Victory Capital Holdings, Inc., Class A	4,141	86,381
#	Virtus Investment Partners, Inc.	97,035	11,938,216
#	Waddell & Reed Financial, Inc., Class A	430,585	6,880,748
	Walker & Dunlop, Inc.	339,012	22,500,226
	Washington Trust Bancorp, Inc.	184,720	8,742,798
	Waterstone Financial, Inc.	220,171	3,850,791
#	Wellesley Bank	801	32,521
	WesBanco, Inc.	435,637	14,428,297
	West Bancorporation, Inc.	109,758	2,512,361
#	Westamerica Bancorporation	113,750	7,207,200
	Western New England Bancorp, Inc.	227,404	2,042,088
	Westwood Holdings Group, Inc.	70,924	1,991,546
#	WisdomTree Investments, Inc.	522,112	2,198,092
#*	World Acceptance Corp.	111,719	9,660,342
	WSFS Financial Corp.	408,617	16,299,732
#	WVS Financial Corp.	12,581	210,732
TOTAL FINANCIALS			1,439,913,368
HEALTH CARE — (9.9%)
#*	Abeona Therapeutics, Inc.	12,761	27,691
#*	Accuray, Inc.	391,280	1,522,079
#»	Achillion Pharmaceuticals, Inc.	1,198,787	411,943
#*	Acorda Therapeutics, Inc.	222,964	452,617
#*	Adamas Pharmaceuticals, Inc.	32,829	168,741
*	Addus HomeCare Corp.	149,800	14,132,132
#*	Adverum Biotechnologies, Inc.	266,263	2,628,016
#*	Aeglea BioTherapeutics, Inc.	40,673	295,286
*	Affimed NV	9,800	25,676
#*	Aimmune Therapeutics Inc.	19,467	604,450
#*	Akcea Therapeutics, Inc.	5,166	89,217
#*	Akebia Therapeutics, Inc.	236,747	1,709,313
#*	Akorn, Inc.	406,643	622,164
*	Albireo Pharma, Inc.	27,162	616,577
#*	Aldeyra Therapeutics, Inc.	33,225	177,422
#*	Allscripts Healthcare Solutions, Inc.	904,443	7,760,121
#*	Alphatec Holdings, Inc.	8,045	55,993
*	Alpine Immune Sciences, Inc.	3,775	11,136
*	Altimmune, Inc.	5,649	9,773
#*	AMAG Pharmaceuticals, Inc.	357,872	3,170,746
#*	American Renal Associates Holdings, Inc.	209,521	1,902,451
#*	American Shared Hospital Services	41,663	103,937
*	Amphastar Pharmaceuticals, Inc.	364,325	6,889,386
*	AnaptysBio, Inc.	130,437	1,893,945
*	AngioDynamics, Inc.	262,548	3,615,286
*	ANI Pharmaceuticals, Inc.	99,423	6,164,226
#*	Anika Therapeutics, Inc.	187,782	7,719,718
*	Apollo Endosurgery, Inc.	7,023	21,069
#*	Apollo Medical Holdings, Inc.	8,532	152,893
*	Applied Genetic Technologies Corp.	129,266	811,790
	Apyx Medical Corp.	21,937	166,502
*	Aravive, Inc.	35,088	350,880
*	Arcus Biosciences, Inc.	12,672	111,260
#*	Ardelyx, Inc.	101,935	721,700
*	Assembly Biosciences, Inc.	37,009	649,878
#*	Assertio Therapeutics, Inc.	106,851	114,331
#*	Atara Biotherapeutics, Inc.	101,022	1,336,521

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	AtriCure Inc.	52,140	$2,028,246
	Atrion Corp.	20,115	14,466,507
*	Avanos Medical, Inc.	273,804	7,540,562
#*	Avrobio, Inc.	12,150	264,020
#*	AxoGen, Inc.	25,143	310,767
#	Axovant Gene Therapies, Ltd.	2,400	9,216
*	BioDelivery Sciences International, Inc.	3,700	19,425
*	BioSpecifics Technologies Corp.	60,535	3,576,408
*	BioTelemetry, Inc.	301,832	14,765,621
*	Brookdale Senior Living, Inc.	1,732,788	11,419,073
#*	Caladrius Biosciences, Inc.	5,000	14,550
*	Calithera Biosciences, Inc.	193,272	1,159,632
#*	Calyxt, Inc.	2,100	11,697
#*	Capital Senior Living Corp.	188,469	525,829
*	Cardiovascular Systems, Inc.	8,757	397,480
#*	CareDx, Inc.	12,346	298,279
*	Catabasis Pharmaceuticals, Inc.	51,485	272,871
#*	Catalyst Biosciences, Inc.	64,936	461,046
#*	Catalyst Pharmaceuticals, Inc.	67,185	276,130
*	Celldex Therapeutics, Inc.	16,299	37,732
#*	Champions Oncology, Inc.	13,095	99,391
#*	Check Cap, Ltd.	8,524	15,940
*	Chembio Diagnostics, Inc.	3,713	15,260
*	ChemoCentryx, Inc.	229,947	9,754,352
*	Chimerix, Inc.	22,167	36,576
#*	Codexis, Inc.	5,649	88,576
*	Collegium Pharmaceutical, Inc.	109,122	2,194,989
#*	Community Health Systems, Inc.	338,084	1,450,380
	Computer Programs & Systems, Inc.	63,873	1,660,698
*	Concert Pharmaceuticals, Inc.	181,206	1,935,280
	CONMED Corp.	212,947	21,652,451
#*	Constellation Pharmaceuticals, Inc.	1,200	39,648
#*	Corcept Therapeutics, Inc.	628,796	7,966,845
*	CorVel Corp.	254,207	23,277,735
#*	Corvus Pharmaceuticals, Inc.	77,908	430,052
#*	Covetrus, Inc.	380,705	4,682,671
*	Cross Country Healthcare, Inc.	323,587	3,203,511
#*	CryoLife, Inc.	468,929	13,945,948
*	Cumberland Pharmaceuticals, Inc.	173,080	841,169
*	Cutera, Inc.	120,009	3,381,854
#*	Cyclerion Therapeutics, Inc.	4,555	14,940
*	Cymabay Therapeutics, Inc.	142,862	220,007
*	CytomX Therapeutics, Inc.	59,122	438,685
#*	Deciphera Pharmaceuticals, Inc.	153,146	9,591,534
#*	Denali Therapeutics, Inc.	106,760	2,472,562
#*	Dermira, Inc.	103,941	1,969,682
*	Digirad Corp.	10,428	29,616
*	Diplomat Pharmacy, Inc.	282,394	1,123,928
#*	Eagle Pharmaceuticals, Inc.	65,849	3,543,993
*	Electromed, Inc.	15,464	150,619
*	Enanta Pharmaceuticals, Inc.	109,153	5,625,746
*	Endo International P.L.C.	369,345	2,094,186
#*	Endologix, Inc.	4,358	4,358
	Ensign Group, Inc. (The)	472,750	21,368,300
*	Enzo Biochem, Inc.	250,502	628,760
#*	Epizyme, Inc.	205,772	4,306,808
#*	Evolent Health, Inc., Class A	456,326	4,599,766
*	Five Prime Therapeutics, Inc.	239,795	1,131,832
*	Fluidigm Corp.	52,463	201,458

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	FONAR Corp.	25,820	$545,060
#*	Fulgent Genetics, Inc.	11,110	148,652
#*	G1 Therapeutics, Inc.	95,992	1,858,405
#*	GlycoMimetics, Inc.	150,022	642,094
*	Hanger, Inc.	46,458	1,134,969
#	Harrow Health, Inc.	1,670	9,719
#*	Harvard Bioscience, Inc.	238,609	708,669
*	HealthStream, Inc.	317,093	8,101,726
#	Hepion Pharmaceuticals, Inc.	2,218	11,489
#*	Heron Therapeutics, Inc.	127,435	2,658,294
#*	Heska Corp.	47,930	4,802,107
#*	Idera Pharmaceuticals, Inc.	21,247	35,270
*	Infinity Pharmaceuticals, Inc.	110,672	146,087
*	InfuSystem Holdings, Inc.	5,697	48,880
#*	Innoviva, Inc.	320,296	4,421,686
*	Inogen, Inc.	39,286	1,739,191
*	Inovalon Holdings, Inc., Class A	8,400	170,184
#*	Inovio Pharmaceuticals, Inc.	181,511	822,245
#*	Insmed, Inc.	11,498	236,169
*	Inspire Medical Systems, Inc.	4,659	348,493
*	Integer Holdings Corp.	126,034	10,763,304
#*	Intellia Therapeutics, Inc.	113,948	1,357,121
#*	Interpace Biosciences, Inc.	2,487	19,672
*	Intra-Cellular Therapies, Inc.	181,042	4,107,843
#*	IntriCon Corp.	76,967	1,310,748
#	Invacare Corp.	360,774	2,774,352
*	IRIDEX Corp.	18,663	49,270
	IVERIC bio, Inc.	32,174	213,635
*	Joint Corp. (The)	2,573	42,969
#*	Jounce Therapeutics, Inc.	71,962	452,641
#*	Kala Pharmaceuticals, Inc.	62,579	372,971
#*	KalVista Pharmaceuticals, Inc.	11,346	173,594
#*	Karyopharm Therapeutics, Inc.	176,391	2,848,715
	Kewaunee Scientific Corp.	26,379	325,517
*	Kindred Biosciences, Inc.	259,400	2,264,562
*	Kiniksa Pharmaceuticals Ltd., Class A	14,916	219,414
*	Kura Oncology, Inc.	107,694	1,264,328
#*	Lannett Co., Inc.	3,787	30,826
*	Lantheus Holdings, Inc.	234,451	4,105,237
#	LeMaitre Vascular, Inc.	232,320	8,360,035
#*	Ligand Pharmaceuticals, Inc.	58,896	5,171,658
#	Lineage Cell Therapeutics, Inc.	5,399	5,561
	Luminex Corp.	383,249	8,694,004
*	MacroGenics, Inc.	324,656	3,003,068
#*	Madrigal Pharmaceuticals, Inc.	40,189	3,336,491
*	Magellan Health, Inc.	107,532	7,872,418
#*	Mallinckrodt P.L.C.	785,729	3,606,496
#*	Marinus Pharmaceuticals, Inc.	36,866	74,838
*	MEDNAX, Inc.	368,901	8,510,546
*	Medpace Holdings, Inc.	101,177	8,655,692
*	MEI Pharma, Inc.	24,584	56,297
*	Menlo Therapeutics, Inc.	1,207	5,552
	Meridian Bioscience, Inc.	140,270	1,380,257
#*	Merit Medical Systems, Inc.	58,364	2,125,617
#	Merrimack Pharmaceuticals, Inc.	183,192	562,399
#*	Mersana Therapeutics, Inc.	8,714	58,820
#	Mesa Laboratories, Inc.	16,248	4,264,125
*	Microbot Medical, Inc.	3,500	31,220
#*	Micron Solutions, Inc.	16,626	43,394

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Millendo Therapeutics, Inc.	1,000	$7,940
#*	Minerva Neurosciences, Inc.	241,854	1,966,273
*	Misonix, Inc.	62,661	1,045,812
#*	Molecular Templates, Inc.	16,147	241,236
*	Momenta Pharmaceuticals, Inc.	321,212	9,321,572
#*	MTBC, Inc.	4,370	21,195
#*	Myriad Genetics, Inc.	239,552	6,623,613
#*	Nabriva Therapeutics P.L.C.	76,238	102,921
*	NantKwest, Inc.	25,548	161,463
	National HealthCare Corp.	109,817	9,215,843
	National Research Corp.	234,809	15,889,525
*	Natus Medical, Inc.	429,432	13,436,927
#*	NeoGenomics, Inc.	382,818	12,338,224
	Neoleukin Therapeutics, Inc.	77,950	963,462
#*	NewLink Genetics Corp.	138,712	227,488
*	NextGen Healthcare, Inc.	604,272	8,375,210
#*	ObsEva SA	36,595	129,912
*	OncoSec Medical, Inc.	5,300	10,388
#*	OPKO Health, Inc.	40,597	58,866
#*	Optinose, Inc.	290	2,271
#*	Option Care Health, Inc.	320,577	1,340,012
*	OraSure Technologies, Inc.	516,020	3,637,941
*	Orthofix Medical, Inc.	223,639	9,674,623
#*	OrthoPediatrics Corp.	6,767	310,808
*	Otonomy, Inc.	86,734	277,549
#	Owens & Minor, Inc.	595,809	3,729,764
*	Oxford Immunotec Global P.L.C.	17,481	270,606
#*	Pacira BioSciences, Inc.	102,480	4,429,186
#	Patterson Cos., Inc.	395,997	8,715,894
*	PDL BioPharma, Inc.	1,046,051	3,441,508
#*	Pennant Group, Inc.	236,375	6,240,300
#*	PetIQ, Inc.	136,882	4,072,239
*	Pfenex, Inc.	123,567	1,324,638
	Phibro Animal Health Corp., Class A	71,113	1,686,800
#*	Pieris Pharmaceuticals, Inc.	16,277	60,225
#*	Prestige Consumer Healthcare, Inc.	304,582	12,353,846
#*	Progenics Pharmaceuticals, Inc.	86,844	387,324
	ProPhase Labs, Inc.	743	1,479
#*	Protagonist Therapeutics, Inc.	106,152	801,448
*	Prothena Corp. P.L.C.	131,489	1,600,221
*	Providence Service Corp. (The)	162,489	10,537,412
	Psychemedics Corp.	12,225	116,138
*	Quidel Corp.	24,055	1,847,424
*	R1 RCM, Inc.	25,396	317,450
#*	Ra Pharmaceuticals, Inc.	57,363	2,688,604
*	RadNet, Inc.	305,105	6,886,220
#*	REGENXBIO, Inc.	129,003	5,615,501
*	Retrophin, Inc.	141,033	2,180,370
#*	Revance Therapeutics, Inc.	106,353	2,379,117
*	Rexahn Pharmaceuticals, Inc.	2,030	4,060
#*	Rhythm Pharmaceuticals, Inc.	64,937	1,138,995
#*	Rigel Pharmaceuticals, Inc.	194,201	438,894
#*	Rocket Pharmaceuticals, Inc.	15,172	310,723
*	RTI Surgical Holdings, Inc.	251,572	1,046,540
#*	Sangamo Therapeutics, Inc.	574,489	4,211,004
*	Savara, Inc.	5,511	14,439
*	SeaSpine Holdings Corp.	90,840	1,340,798
*	Select Medical Holdings Corp.	167,055	3,815,536
#*	Sientra, Inc.	14,174	85,894

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	SIGA Technologies, Inc.	60,793	$313,084
#	Simulations Plus, Inc.	148,270	4,830,637
*	Soleno Therapeutics, Inc.	26,025	90,047
#*	Spectrum Pharmaceuticals, Inc.	230,142	582,259
*	Spero Therapeutics, Inc.	30,350	279,523
#*	Spring Bank Pharmaceuticals, Inc.	8,608	10,760
*	Strata Skin Sciences, Inc.	22,306	40,374
*	Supernus Pharmaceuticals, Inc.	213,754	4,888,554
*	Surface Oncology, Inc.	2,366	6,507
#*	Surgery Partners, Inc.	69,951	1,180,073
#*	Surmodics, Inc.	146,299	5,762,718
#*	Syndax Pharmaceuticals, Inc.	98,038	919,596
#*	Synlogic, Inc.	143,567	384,760
#*	Syros Pharmaceuticals, Inc.	97,459	688,061
#*	Tactile Systems Technology, Inc.	18,766	1,054,462
*	Tenet Healthcare Corp.	273,225	8,644,839
#*	Tetraphase Pharmaceuticals, Inc.	2,469	5,753
#*	Tivity Health, Inc.	76,302	1,651,557
#*	Triple-S Management Corp., Class B	154,993	2,730,977
*	Trovagene, Inc.	4,000	6,400
#	US Physical Therapy, Inc.	141,440	16,568,282
	Utah Medical Products, Inc.	48,213	4,438,971
*	Vanda Pharmaceuticals, Inc.	315,766	4,026,016
*	Varex Imaging Corp.	252,631	6,985,247
#*	Verastem, Inc.	87,613	164,712
#*	Vericel Corp.	83,049	1,362,004
#*	Vocera Communications, Inc.	118,692	2,614,785
#*	XBiotech, Inc.	15,923	356,834
#*	Xencor, Inc.	153,934	5,224,520
#*	Zogenix, Inc.	110,097	5,545,586
#*	Zynerba Pharmaceuticals, Inc.	16,286	82,081
TOTAL HEALTH CARE			679,278,309
INDUSTRIALS — (18.9%)
#	AAON, Inc.	384,528	20,164,648
	AAR Corp.	290,650	12,375,877
*	Acacia Research Corp.	127,609	319,022
	ACCO Brands Corp.	672,194	5,807,756
	Acme United Corp.	32,984	788,647
*	Advanced Disposal Services, Inc.	5,097	167,946
	Advanced Drainage Systems, Inc.	200,172	8,321,150
*	Aegion Corp.	301,196	6,294,996
*	AeroCentury Corp.	9,767	43,170
#*	Aerovironment, Inc.	239,398	15,946,301
*	Air Transport Services Group, Inc.	589,476	12,361,312
	Aircastle, Ltd.	363,567	11,666,865
	Alamo Group, Inc.	100,945	12,573,709
	Albany International Corp., Class A	214,764	14,984,084
#	Allegiant Travel Co.	6,507	1,093,436
	Allied Motion Technologies, Inc.	70,197	3,217,830
	Altra Industrial Motion Corp.	50,152	1,668,056
#*	Ameresco, Inc., Class A	172,746	3,314,996
#*	American Superconductor Corp.	2,865	17,992
*	American Woodmark Corp.	141,545	15,520,409
*	AMREP Corp.	66,750	406,995
	Apogee Enterprises, Inc.	286,943	9,130,526
	ARC Document Solutions, Inc.	110,245	141,114
	ArcBest Corp.	195,855	4,369,525
	Arcosa, Inc.	3,341	146,169

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Argan, Inc.	121,827	$5,130,135
*	Armstrong Flooring, Inc.	160,825	569,320
#*	Art's-Way Manufacturing Co., Inc.	200	356
	Astec Industries, Inc.	194,815	8,034,171
*	Astronics Corp.	246,025	6,199,830
*	Astronics Corp., Class B	36,903	930,878
*	Atkore International Group, Inc.	332,266	13,190,960
#*	Atlas Air Worldwide Holdings, Inc.	114,028	2,548,526
*	Avalon Holdings Corp., Class A	846	1,565
#*	Avis Budget Group, Inc.	116,478	3,820,478
	AZZ, Inc.	212,737	8,777,529
	Barrett Business Services, Inc.	27,355	2,265,815
*	Beacon Roofing Supply, Inc.	360,465	11,934,996
	BG Staffing, Inc.	6,372	128,205
*	Blue Bird Corp.	68,736	1,356,161
*	BMC Stock Holdings, Inc.	381,526	11,134,836
	Brady Corp., Class A	110,348	6,109,969
#	Briggs & Stratton Corp.	417,134	1,530,882
#*	BrightView Holdings, Inc.	32,850	519,030
*	Broadwind Energy, Inc.	25,575	39,385
*	Builders FirstSource, Inc.	548,743	13,606,083
#*	CAI International, Inc.	129,410	3,519,952
#*	Capstone Turbine Corp.	4,139	10,844
*	Casella Waste Systems, Inc., Class A	462,261	23,663,141
*	CBIZ, Inc.	558,720	15,085,440
*	CECO Environmental Corp.	238,058	1,809,241
*	Celadon Group, Inc.	54,534	654
*	Chart Industries, Inc.	211,372	13,523,581
	Chicago Rivet & Machine Co.	17,700	468,165
*	CIRCOR International, Inc.	73,673	3,059,640
*	Civeo Corp.	109,391	146,584
	Columbus McKinnon Corp.	175,154	6,128,638
	Comfort Systems USA, Inc.	370,163	17,175,563
*	Commercial Vehicle Group, Inc.	72,561	362,079
	CompX International, Inc.	18,270	295,060
*	Construction Partners, Inc., Class A	3,397	57,002
*	Continental Building Products, Inc.	349,612	12,932,148
*	Continental Materials Corp.	14,518	102,291
#*	Cornerstone Building Brands, Inc.	141,820	1,216,816
	Costamare, Inc.	547,333	4,340,351
	Covanta Holding Corp.	198,856	2,978,863
*	Covenant Transportation Group, Inc., Class A	133,507	1,693,536
*	CPI Aerostructures, Inc.	11,078	73,115
	CRA International, Inc.	97,700	5,205,456
	CSW Industrials, Inc.	45,553	3,456,562
#	Cubic Corp.	149,279	9,746,426
#*	Daseke, Inc.	20,879	63,368
	Deluxe Corp.	31,932	1,539,122
	Douglas Dynamics, Inc.	262,655	13,771,002
*	Ducommun, Inc.	99,691	4,080,353
*	DXP Enterprises, Inc.	148,977	5,165,033
*	Dycom Industries, Inc.	38,045	1,537,779
#*	Eagle Bulk Shipping, Inc.	391,230	1,271,497
	Eastern Co. (The)	56,600	1,567,820
*	Echo Global Logistics, Inc.	269,250	5,218,065
	Encore Wire Corp.	201,187	10,926,466
#*	Energy Recovery, Inc.	6,642	67,815
	Enerpac Tool Group Corp.	240,262	5,552,455
#	Ennis, Inc.	220,827	4,606,451

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	EnPro Industries, Inc.	120,674	$7,052,189
	ESCO Technologies, Inc.	177,756	17,057,466
	Espey Manufacturing & Electronics Corp.	35,187	721,333
#	EVI Industries, Inc.	33,694	901,651
*	Evoqua Water Technologies Corp.	114,186	2,280,294
#*	ExOne Co. (The)	2,393	16,727
	Exponent, Inc.	8,689	632,299
	Federal Signal Corp.	665,416	21,399,779
	Forrester Research, Inc.	239,829	9,921,726
	Forward Air Corp.	306,722	20,074,955
*	Franklin Covey Co.	169,615	5,393,757
	Franklin Electric Co., Inc.	117,324	6,768,422
*	FreightCar America, Inc.	199,450	321,114
	Genco Shipping & Trading, Ltd.	97,742	769,230
*	Gencor Industries, Inc.	38,716	434,006
*	Gibraltar Industries, Inc.	326,472	17,799,253
*	GMS, Inc.	152,633	4,078,354
	Golden Ocean Group, Ltd.	11,471	51,390
*	Goldfield Corp. (The)	184,176	626,198
	Gorman-Rupp Co. (The)	263,287	9,717,923
*	GP Strategies Corp.	152,997	2,036,390
	Graham Corp.	77,417	1,415,183
#	Granite Construction, Inc.	239,178	6,488,899
*	Great Lakes Dredge & Dock Corp.	479,745	5,022,930
	Greenbrier Cos., Inc. (The)	243,889	5,875,286
#	Griffon Corp.	403,518	8,389,139
	H&E Equipment Services, Inc.	342,213	9,277,394
*	Harsco Corp.	308,054	4,590,005
#	Hawaiian Holdings, Inc.	295,656	8,242,889
#*	HC2 Holdings, Inc.	54,451	180,233
#	Healthcare Services Group, Inc.	92,686	2,372,762
	Heartland Express, Inc.	434,826	8,126,898
	Heidrick & Struggles International, Inc.	148,169	4,210,963
	Helios Technologies, Inc.	259,337	11,027,009
*	Herc Holdings, Inc.	242,608	9,733,433
*	Heritage-Crystal Clean, Inc.	72,416	2,052,994
	Herman Miller, Inc.	37,910	1,465,221
*	Hertz Global Holdings, Inc.	527,464	8,312,833
*	Hill International, Inc.	247,677	819,811
	Hillenbrand, Inc.	104,776	3,041,647
	HNI Corp.	25,948	933,350
*	Houston Wire & Cable Co.	36,896	146,846
*	Hub Group, Inc., Class A	284,467	15,039,770
*	Hudson Global, Inc.	15,929	191,307
#*	Hudson Technologies, Inc.	11,131	9,124
	Hurco Cos., Inc.	59,373	1,858,375
*	Huron Consulting Group, Inc.	205,861	13,341,851
*	Huttig Building Products, Inc.	21,270	30,841
	Hyster-Yale Materials Handling, Inc.	105,574	5,699,940
	ICF International, Inc.	129,123	11,309,884
*	IES Holdings, Inc.	158,242	3,957,632
*	InnerWorkings, Inc.	410,047	1,701,695
*	Innovative Solutions & Support, Inc.	140,511	800,913
	Insteel Industries, Inc.	156,860	3,508,958
	Interface, Inc.	615,548	9,898,012
*	JELD-WEN Holding, Inc.	53,652	1,281,210
	Kadant, Inc.	121,291	12,929,621
	Kaman Corp.	281,442	17,370,600
	Kelly Services, Inc., Class A	284,986	5,061,351

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kelly Services, Inc., Class B	635	$10,985
	Kforce, Inc.	305,344	11,312,995
	Kimball International, Inc., Class B	358,342	6,729,663
	Knoll, Inc.	548,440	13,579,374
	Korn Ferry	44,344	1,817,217
*	Kratos Defense & Security Solutions, Inc.	786,388	14,422,356
*	Lawson Products, Inc.	80,102	3,782,416
*	LB Foster Co., Class A	109,069	1,849,810
#*	Lightbridge Corp.	1,700	7,123
#*	Limbach Holdings, Inc.	97,188	380,977
#	Lindsay Corp.	92,230	9,225,767
*	LS Starrett Co. (The), Class A	1,982	11,159
	LSI Industries, Inc.	265,006	1,762,290
*	Lydall, Inc.	190,312	3,889,977
#*	Manitex International, Inc.	51,566	295,989
*	Manitowoc Co., Inc. (The)	369,937	5,345,590
	Marten Transport, Ltd.	493,176	10,238,334
*	Masonite International Corp.	27,461	2,062,596
*	Mastech Digital, Inc.	59,786	619,981
	Matson, Inc.	288,987	10,406,422
#	Matthews International Corp., Class A	156,222	5,830,205
	McGrath RentCorp	243,556	18,831,750
*	Meritor, Inc.	757,605	16,599,126
*	Mesa Air Group, Inc.	48,410	413,421
	Miller Industries, Inc.	87,325	3,004,853
*	Mistras Group, Inc.	182,389	2,019,046
	Mobile Mini, Inc.	210,677	8,793,658
*	MRC Global, Inc.	601,089	6,768,262
	Mueller Industries, Inc.	76,699	2,237,310
	Mueller Water Products, Inc., Class A	826,175	9,624,939
*	MYR Group, Inc.	141,325	4,058,854
#	National Presto Industries, Inc.	43,893	3,783,138
*	NL Industries, Inc.	23,557	79,152
#	NN, Inc.	231,680	1,999,398
*	Northwest Pipe Co.	95,379	3,121,755
*	NOW, Inc.	926,760	9,276,868
#*	NV5 Global, Inc.	59,255	3,680,328
#	Omega Flex, Inc.	100,063	10,546,640
*	Orion Group Holdings, Inc.	262,813	1,135,352
*	PAM Transportation Services, Inc.	40,807	2,179,502
#	Park Aerospace Corp.	127,705	1,975,596
	Park-Ohio Holdings Corp.	106,790	3,139,626
	Patrick Industries, Inc.	258,264	13,398,736
	Patriot Transportation Holding, Inc.	33,762	405,144
*	Performant Financial Corp.	261,204	253,237
*	Perma-Fix Environmental Services	1,994	14,756
*	Perma-Pipe International Holdings, Inc.	86,037	776,914
*	PGT Innovations, Inc.	451,350	6,995,925
*	PICO Holdings, Inc.	148,256	1,475,147
#*	Pioneer Power Solutions, Inc.	3,481	7,658
#	Pitney Bowes, Inc.	518,744	1,940,103
	Powell Industries, Inc.	134,897	5,567,199
	Preformed Line Products Co.	52,083	2,844,773
	Primoris Services Corp.	400,119	8,534,538
#	Quad/Graphics, Inc.	142,123	604,023
	Quanex Building Products Corp.	289,360	5,127,459
*	Radiant Logistics, Inc.	150,232	725,621
	Raven Industries, Inc.	401,690	12,596,998
*	RCM Technologies, Inc.	93,600	255,528

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#»	Recycling Asset Hldgs, Inc.	15,044	$1,510
#*	Red Violet, Inc.	1,887	40,023
*	Resideo Technologies, Inc.	368,582	3,752,165
	Resources Connection, Inc.	301,693	4,593,276
#	REV Group, Inc.	71,865	718,650
#	RR Donnelley & Sons Co.	210,365	504,876
	Rush Enterprises, Inc., Class A	232,014	9,976,602
	Rush Enterprises, Inc., Class B	93,540	4,149,434
*	Saia, Inc.	216,536	18,860,286
	Scope Industries	4,778	893,462
#	Scorpio Bulkers, Inc.	529,579	1,943,555
	Servotronics, Inc.	24,804	263,542
*	SIFCO Industries, Inc.	45,608	204,780
*	SP Plus Corp.	187,571	7,842,344
	Spartan Motors, Inc.	275,643	4,685,931
*	SPX Corp.	214,944	10,547,302
*	SPX FLOW, Inc.	231,244	10,114,613
	Standex International Corp.	137,703	10,064,712
	Steelcase, Inc., Class A	128,021	2,382,471
*	Sterling Construction Co., Inc.	109,590	1,443,848
#*	Sunrun, Inc.	52,863	900,257
	Systemax, Inc.	345,642	8,174,433
#*	Team, Inc.	287,426	3,908,994
	Tennant Co.	171,312	13,228,713
	Terex Corp.	82,657	2,095,355
#*	Textainer Group Holdings, Ltd.	201,090	1,904,322
*	Thermon Group Holdings, Inc.	245,760	5,824,512
#	Titan International, Inc.	376,389	1,076,473
*	Titan Machinery, Inc.	61,270	748,107
#*	TPI Composites, Inc.	118,852	2,466,179
*	Transcat, Inc.	43,400	1,328,040
*	TriMas Corp.	409,105	11,753,587
#	Trinity Industries, Inc.	61,178	1,243,749
	Triton International, Ltd.	24,735	928,799
	Triumph Group, Inc.	26,869	548,934
*	TrueBlue, Inc.	449,444	9,847,318
#*	Tutor Perini Corp.	625,006	7,037,568
*	Twin Disc, Inc.	86,749	845,803
#*	U.S. Xpress Enterprises, Inc., Class A	21,601	117,941
*	Ultralife Corp.	105,175	730,966
	Universal Forest Products, Inc.	287,887	13,789,787
	Universal Logistics Holdings, Inc.	90,552	1,530,329
#	US Ecology, Inc.	246,156	13,294,886
#*	USA Truck, Inc.	66,622	379,079
*	Vectrus, Inc.	76,573	4,268,945
*	Veritiv Corp.	202,439	2,850,341
	Viad Corp.	192,334	12,501,710
#*	Vicor Corp.	128,796	6,446,240
	Virco Manufacturing Corp.	133,476	537,908
#*	Vivint Solar, Inc.	7,538	61,510
*	Volt Information Sciences, Inc.	3,076	7,752
	VSE Corp.	69,263	2,154,772
#	Wabash National Corp.	578,747	6,713,465
#*	Welbilt, Inc.	49,487	746,759
	Werner Enterprises, Inc.	61,910	2,282,003
*	Wilhelmina International, Inc.	803	3,220
#*	Willdan Group, Inc.	32,775	1,085,836
*	Willis Lease Finance Corp.	75,526	4,478,692
*	WillScot Corp.	11,200	211,120

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	YRC Worldwide, Inc.	146,985	$332,186
TOTAL INDUSTRIALS			1,294,604,811
INFORMATION TECHNOLOGY — (12.4%)
#*	2U, Inc.	79,662	1,578,104
#*	3D Systems Corp.	210,713	2,294,665
*	A10 Networks Inc.	29,572	201,385
*	Acacia Communications, Inc.	17,795	1,219,847
*»	Actua Corp.	21,078	9,380
*	ADDvantage Technologies Group, Inc.	84,703	191,429
#*	Adesto Technologies Corp.	75,635	537,009
	ADTRAN, Inc.	184,748	1,671,969
*	Advanced Energy Industries, Inc.	102,141	7,143,742
*	Agilysys, Inc.	252,427	8,203,877
*	Airgain, Inc.	13,797	130,382
*	Alarm.com Holdings, Inc.	31,992	1,405,409
*	Alithya Group, Inc., Class A	105,048	303,589
*	Alpha & Omega Semiconductor, Ltd.	215,940	2,632,309
*	Ambarella, Inc.	165,238	9,772,175
	American Software, Inc., Class A	226,960	3,388,513
*	Amkor Technology, Inc.	1,007,524	11,334,645
*	Amtech Systems, Inc.	7,348	37,695
*	Anixter International, Inc.	87,650	8,554,640
#*	Applied Optoelectronics, Inc.	20,295	229,334
*	Arlo Technologies, Inc.	361,484	1,543,537
	AstroNova, Inc.	59,790	743,788
#*	Asure Software, Inc.	8,305	70,011
#*	Avaya Holdings Corp.	515,010	6,576,678
*	Aviat Networks, Inc.	8,912	120,668
#*	Avid Technology, Inc.	238,583	2,005,290
	AVX Corp.	3,183	64,519
*	Aware, Inc.	144,939	521,780
*	Axcelis Technologies, Inc.	320,009	7,728,217
*	AXT, Inc.	275,366	1,073,927
#	Badger Meter, Inc.	332,787	19,654,400
	Bel Fuse, Inc., Class A	33,988	482,630
	Bel Fuse, Inc., Class B	98,507	1,706,141
	Belden, Inc.	33,270	1,639,213
	Benchmark Electronics, Inc.	338,739	10,426,386
*	BK Technologies Corp.	40,346	114,986
*	Bottomline Technologies De, Inc.	71,280	3,820,608
*	Brightcove, Inc.	62,367	540,098
*	BroadVision, Inc.	16,737	49,207
	Brooks Automation, Inc.	155,806	5,933,092
*	BSQUARE Corp.	12,233	17,860
#*	CalAmp Corp.	285,567	2,747,155
*	Calix, Inc.	421,239	3,858,549
#*	Cardtronics P.L.C., Class A	310,524	13,973,580
#*	Casa Systems, Inc.	94,405	378,564
	Cass Information Systems, Inc.	106,669	5,762,259
*	CCUR Holdings, Inc.	34,201	150,484
*	CEVA, Inc.	161,482	4,416,533
*	ChannelAdvisor Corp.	45,368	424,644
*	Cirrus Logic, Inc.	38,670	2,970,243
*	Clearfield, Inc.	97,696	1,242,693
#*	Coda Octopus Group, Inc.	6,169	38,803
	Cohu, Inc.	265,496	5,939,146
	Communications Systems, Inc.	86,347	531,034
*	CommVault Systems, Inc.	44,905	2,021,623

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Computer Task Group, Inc.	254,807	$1,518,650
	Comtech Telecommunications Corp.	164,585	4,758,152
*	Conduent, Inc.	874,722	3,743,810
#	CSG Systems International, Inc.	350,580	17,465,896
	CSP, Inc.	49,891	700,969
	CTS Corp.	349,829	10,253,488
*	CVD Equipment Corp.	29,398	143,021
*	CyberOptics Corp.	61,255	1,376,400
	Daktronics, Inc.	165,661	977,400
*	DASAN Zhone Solutions, Inc.	4,668	41,358
*	Data I/O Corp.	55,681	226,065
#*	Diebold Nixdorf, Inc.	9,838	113,235
*	Digi International, Inc.	242,764	3,834,457
#*	Digimarc Corp.	3,695	115,690
*	Diodes, Inc.	352,806	18,218,902
*	DSP Group, Inc.	234,923	3,396,987
#	Ebix, Inc.	58,995	2,031,198
*	eGain Corp.	99,991	719,935
#*	Electro-Sensors, Inc.	4,550	16,562
*	EMCORE Corp.	160,349	540,376
*	Endurance International Group Holdings, Inc.	484,855	2,288,516
#*	Enphase Energy Inc.	221,276	6,974,620
*	ePlus, Inc.	157,153	12,528,237
#*	Everspin Technologies, Inc.	1,637	7,825
	EVERTEC, Inc.	256,166	8,599,493
*	Evo Payments, Inc., Class A	7,063	195,716
*	ExlService Holdings, Inc.	262,074	19,160,230
#*	Extreme Networks, Inc.	253,037	1,492,918
*	Fabrinet	391,593	24,686,023
*	FARO Technologies, Inc.	177,392	9,164,071
*	Finjan Holdings, Inc.	130,339	247,644
#*	Fitbit, Inc., Class A	798,929	5,209,017
*	FormFactor, Inc.	744,417	18,841,194
*	Frequency Electronics, Inc.	66,023	610,713
	GlobalSCAPE, Inc.	26,038	300,479
*	GSE Systems, Inc.	101,370	146,987
*	GSI Technology, Inc.	104,352	846,295
#*	GTT Communications, Inc.	276,365	3,274,925
	Hackett Group, Inc. (The)	374,526	5,788,299
*	Harmonic, Inc.	974,242	6,853,792
#*	I3 Verticals, Inc., Class A	21,470	693,266
*	Ichor Holdings, Ltd.	55,006	1,836,650
*	IEC Electronics Corp.	33,359	268,540
#*	Image Sensing Systems, Inc.	2,530	13,536
#*	Immersion Corp.	105,389	771,447
#*	Infinera Corp.	674,913	4,974,109
*	Innodata, Inc.	55,490	63,259
*	Inphi Corp.	114,327	8,684,279
*	Insight Enterprises, Inc.	311,814	20,539,188
*	Intelligent Systems Corp.	4,600	195,270
	InterDigital, Inc.	25,202	1,392,411
#*	Internap Corp.	83,367	83,367
*	inTEST Corp.	78,717	425,859
*	Intevac, Inc.	61,735	370,410
#*	Iteris, Inc.	84,450	427,317
*	Itron, Inc.	34,779	2,843,183
	KEMET Corp.	456,016	11,874,657
*	Key Tronic Corp.	24,728	143,422
*	Kimball Electronics, Inc.	183,859	2,974,839

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Knowles Corp.	859,266	$16,953,318
#*	Kopin Corp.	31,107	12,754
	Kulicke & Soffa Industries, Inc.	582,384	15,077,922
*	KVH Industries, Inc.	179,083	1,842,764
#*	Lantronix, Inc.	3,368	12,866
*	Lattice Semiconductor Corp.	850,629	15,821,699
*	LGL Group, Inc. (The)	51,187	711,499
*	Limelight Networks, Inc.	506,976	2,529,810
*	Luna Innovations, Inc.	99,696	816,510
#*	MACOM Technology Solutions Holdings, Inc.	129,845	3,690,195
#*	MagnaChip Semiconductor Corp.	86,929	1,169,195
	ManTech International Corp., Class A	132,285	10,619,840
*	Marin Software, Inc.	300	429
*	MaxLinear, Inc.	295,100	5,751,499
	Methode Electronics, Inc.	414,291	13,568,030
*	MicroStrategy, Inc., Class A	24,958	3,794,365
*	Mitek Systems, Inc.	40,438	394,675
#*	MoneyGram International, Inc.	44,358	91,377
	MTS Systems Corp.	183,792	9,316,416
#*	Napco Security Technologies, Inc.	263,179	7,737,463
*	NeoPhotonics Corp.	247,331	1,887,136
*	Net Element, Inc.	2,167	6,934
*	NETGEAR, Inc.	377,789	9,716,733
*	Netscout Systems, Inc.	427,090	10,980,484
*	NetSol Technologies, Inc.	45,396	188,393
	Network-1 Technologies, Inc.	46,583	115,992
	NIC, Inc.	499,105	9,847,342
	NVE Corp.	14,503	1,063,940
*	OneSpan, Inc.	189,711	3,152,997
*	Onto Innovation Inc.	262,920	9,975,185
#*	Optical Cable Corp.	37,938	128,989
*	OSI Systems, Inc.	216,976	18,777,103
#*	PAR Technology Corp.	78,204	2,661,282
#	Paysign, Inc.	51,491	450,031
	PC Connection, Inc.	142,108	7,082,663
	PC-Tel, Inc.	173,685	1,398,164
#*	PDF Solutions, Inc.	105,955	1,669,851
*	Perceptron, Inc.	71,825	438,851
#*	Perficient, Inc.	357,639	17,774,658
*	PFSweb, Inc.	14,215	61,267
*	Photronics, Inc.	425,447	5,437,213
#*	Pixelworks, Inc.	95,160	380,640
#	Plantronics, Inc.	13,559	389,414
*	Plexus Corp.	225,831	16,061,101
	Power Integrations, Inc.	77,352	7,554,970
#*	Powerfleet, Inc.	48,604	366,474
*	PRGX Global, Inc.	159,773	632,701
	Progress Software Corp.	389,221	17,565,544
#	QAD, Inc., Class A	89,941	4,627,464
	QAD, Inc., Class B	28,726	1,077,369
#*	Qualstar Corp.	15,022	82,921
*	Qumu Corp.	27,068	65,234
*	Rambus, Inc.	1,060,113	16,823,993
*	RealNetworks, Inc.	75,241	99,318
#*	Resonant, Inc.	4,300	10,191
	RF Industries, Ltd.	67,928	406,889
*	Ribbon Communications, Inc.	446,737	1,259,798
	Richardson Electronics, Ltd.	103,699	546,494
#*	Rogers Corp.	75,700	8,913,675

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rosetta Stone, Inc.	29,408	$504,347
#*	Rubicon Technology, Inc.	2,007	18,424
#*	SailPoint Technologies Holding, Inc.	130,488	3,273,944
*	Sanmina Corp.	137,841	4,388,857
	Sapiens International Corp. NV	51,056	1,298,354
*	ScanSource, Inc.	246,051	8,584,719
*	Seachange International, Inc.	17,892	79,440
#*	SecureWorks Corp., Class A	3,955	62,212
*	ServiceSource International, Inc.	8,020	15,238
#*	ShotSpotter, Inc.	8,654	237,552
*	Sigmatron International, Inc.	9,685	38,740
#*	SMART Global Holdings, Inc.	151,202	4,560,252
#*	SMTC Corp.	10,277	38,282
*	SPS Commerce, Inc.	60,328	3,428,440
*	StarTek, Inc.	38,150	291,085
*	Steel Connect, Inc.	81,417	113,984
#*	Stratasys, Ltd.	365,170	6,565,757
#*	Super Micro Computer, Inc.	57,423	1,605,547
#	Support.com, Inc.	38,495	46,964
*	Sykes Enterprises, Inc.	415,864	13,968,872
*	Synaptics, Inc.	285,877	19,065,137
#*	Synchronoss Technologies, Inc.	282,163	1,542,021
*	Telaria, Inc.	51,588	523,618
*	Telenav, Inc.	80,622	361,993
	TESSCO Technologies, Inc.	90,928	563,754
	TransAct Technologies, Inc.	91,312	960,602
*	Trio-Tech International	6,465	29,610
*	TSR, Inc.	52,346	201,532
	TTEC Holdings, Inc.	243,658	9,678,096
#*	TTM Technologies, Inc.	812,109	11,686,249
#*	Ultra Clean Holdings, Inc.	231,627	5,329,737
#*	Unisys Corp.	204,972	1,990,278
#*	Upland Software, Inc.	130,555	5,096,867
*	Veeco Instruments, Inc.	204,566	2,608,217
#*	Veritone, Inc.	18,284	40,956
*	Virtusa Corp.	358,465	14,926,483
*	Vishay Precision Group, Inc.	120,922	4,176,646
	Wayside Technology Group, Inc.	32,917	528,318
*	Wireless Telecom Group, Inc.	110,946	145,339
	Xperi Corp.	247,901	3,988,727
#*	Zix Corp.	238,869	1,612,366
TOTAL INFORMATION TECHNOLOGY			849,882,578
MATERIALS — (4.5%)
*	AdvanSix, Inc.	116,257	2,176,331
#*	AgroFresh Solutions, Inc.	185,302	433,607
#*	AK Steel Holding Corp.	1,039,315	2,868,509
*	Allegheny Technologies, Inc.	127,740	2,203,515
*	American Biltrite, Inc.	453	183,465
#	American Vanguard Corp.	175,806	3,284,056
*	Ampco-Pittsburgh Corp.	2,643	7,665
	Boise Cascade Co.	342,002	12,380,472
	Cabot Corp.	2,735	108,990
	Carpenter Technology Corp.	110,280	4,382,527
*	Century Aluminum Co.	1,402,212	7,417,701
	Chase Corp.	82,280	7,567,292
*	Clearwater Paper Corp.	95,835	2,702,547
*	Coeur Mining, Inc.	1,717,293	10,355,277
	Commercial Metals Co.	101,059	2,076,762

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Compass Minerals International, Inc.	91,212	$5,280,263
*	Core Molding Technologies, Inc.	66,816	211,139
	Domtar Corp.	7,253	252,549
*	Ferro Corp.	861,136	11,780,340
*	Ferroglobe P.L.C.	25,573	21,796
#*	Flotek Industries, Inc.	253,345	430,687
	Friedman Industries, Inc.	73,974	434,198
	FutureFuel Corp.	287,856	3,154,902
#*	GCP Applied Technologies, Inc.	181,014	4,022,131
#	Gold Resource Corp.	196,485	1,080,667
	Greif, Inc., Class A	92,146	3,724,541
	Greif, Inc., Class B	5,378	254,917
	Hawkins, Inc.	120,467	5,033,111
	Haynes International, Inc.	49,184	1,318,623
#	HB Fuller Co.	8,200	378,922
	Hecla Mining Co.	2,256,058	6,835,856
	Innophos Holdings, Inc.	118,817	3,797,391
	Innospec, Inc.	251,221	25,305,491
*	Intrepid Potash, Inc.	1,111,046	2,644,289
	Kaiser Aluminum Corp.	167,047	16,729,757
*	Koppers Holdings, Inc.	115,834	3,634,871
*	Kraton Corp.	263,279	4,330,940
#	Kronos Worldwide, Inc.	112,254	1,216,833
#*	Livent Corp.	217,481	2,046,496
#*	LSB Industries, Inc.	111,694	337,316
	Materion Corp.	157,618	8,558,657
#*	McEwen Mining, Inc.	73,816	84,888
	Mercer International, Inc.	483,184	5,319,856
	Minerals Technologies, Inc.	176,893	9,575,218
	Myers Industries, Inc.	324,292	5,247,045
	Neenah, Inc.	166,319	11,083,498
#	Nexa Resources SA	90,766	719,774
	Northern Technologies International Corp.	76,828	1,090,958
#	O-I Glass, Inc.	167,159	2,109,547
	Olin Corp.	8,845	131,525
	Olympic Steel, Inc.	103,018	1,514,365
*	OMNOVA Solutions, Inc.	290,720	2,939,179
	PH Glatfelter Co.	395,810	6,610,027
	PolyOne Corp.	37,960	1,259,513
*	PQ Group Holdings, Inc.	94,773	1,450,975
#*	Ramaco Resources, Inc.	4,591	14,094
	Rayonier Advanced Materials, Inc.	264,523	814,731
*	Resolute Forest Products, Inc.	324,484	1,132,449
*	Ryerson Holding Corp.	119,095	1,220,724
	Schnitzer Steel Industries, Inc., Class A	275,574	4,431,230
#	Schweitzer-Mauduit International, Inc.	186,451	6,531,379
	Stepan Co.	165,320	16,308,818
*	Summit Materials, Inc., Class A	366,920	8,061,232
	SunCoke Energy, Inc.	594,317	3,494,584
*	Synalloy Corp.	67,776	869,566
#*	TimkenSteel Corp.	297,842	1,900,232
*	Trecora Resources	162,400	1,099,448
	Tredegar Corp.	337,177	6,861,552
	Trinseo SA	90,765	2,606,771
*	Tronox Holdings P.L.C., Class A	172,968	1,463,309
*	UFP Technologies, Inc.	26,955	1,256,912
	United States Lime & Minerals, Inc.	60,400	5,420,900
#	United States Steel Corp.	633,566	5,746,444
#*	Universal Stainless & Alloy Products, Inc.	73,225	970,231

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	US Concrete, Inc.	100,512	$3,577,222
*	Venator Materials P.L.C	238,448	653,348
*	Verso Corp., Class A	260,448	4,388,549
	Warrior Met Coal, Inc.	299,568	5,649,852
	Worthington Industries, Inc.	28,011	1,030,245
TOTAL MATERIALS			305,605,589
REAL ESTATE — (0.8%)
#*	Altisource Asset Management Corp.	888	11,997
#*	Altisource Portfolio Solutions SA	35,261	655,855
*	CKX Lands, Inc.	15,043	145,860
	Consolidated-Tomoka Land Co.	54,084	3,432,171
#*	Forestar Group, Inc.	64,549	1,308,408
*	FRP Holdings, Inc.	92,753	4,390,927
	Griffin Industrial Realty, Inc.	49,036	1,985,958
#*	InterGroup Corp. (The)	5,700	208,050
#*	JW Mays, Inc.	2,700	78,300
*	Marcus & Millichap, Inc.	301,083	10,658,338
*	Maui Land & Pineapple Co., Inc.	28,396	296,738
	Newmark Group, Inc., Class A	154,259	1,815,628
*	Rafael Holdings, Inc., Class B	137,761	2,788,283
	RE/MAX Holdings, Inc., Class A	123,009	4,708,785
	RMR Group, Inc. (The), Class A	82,120	3,783,268
#*	St Joe Co. (The)	509,925	10,713,524
*	Stratus Properties, Inc.	70,654	2,101,956
*	Tejon Ranch Co.	171,929	2,768,057
#*	Trinity Place Holdings, Inc.	93,454	308,398
TOTAL REAL ESTATE			52,160,501
UTILITIES — (2.0%)
*	AquaVenture Holdings, Ltd.	106,494	2,875,338
	Artesian Resources Corp., Class A	45,630	1,721,164
#*	Atlantic Power Corp.	249,339	595,920
	Atlantica Yield P.L.C.	14,226	408,642
#	California Water Service Group	386,399	20,309,131
	Chesapeake Utilities Corp.	157,617	15,164,332
	Consolidated Water Co., Ltd.	63,422	1,085,150
	El Paso Electric Co.	82,405	5,610,956
#	Genie Energy, Ltd., Class B	212,941	1,539,563
	MGE Energy, Inc.	124,422	9,945,051
	Middlesex Water Co.	136,005	8,875,686
#	Northwest Natural Holding Co.	213,596	15,673,675
	Otter Tail Corp.	303,669	16,264,512
	Pattern Energy Group, Inc., Class A	195,543	5,262,062
	RGC Resources, Inc.	15,928	403,297
	SJW Group	211,894	15,542,425
#	Spark Energy, Inc., Class A	10,012	95,014
	Unitil Corp.	121,970	7,524,329
	York Water Co. (The)	88,610	4,196,570
TOTAL UTILITIES			133,092,817
TOTAL COMMON STOCKS			6,324,708,137
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
#	GCI Liberty, Inc.	24,190	659,178

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†

ENERGY — (0.0%)
*»	Enron TOPRS Escrow Shares	37,101	$0
TOTAL PREFERRED STOCKS			659,178
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*»	Social Reality, Inc. Rights 12/31/19, Class A	16,919	508
TOTAL INVESTMENT SECURITIES (Cost $4,411,225,779)			6,325,367,823

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	67,945,485	67,945,485
SECURITIES LENDING COLLATERAL — (6.4%)
@§	The DFA Short Term Investment Fund	37,997,833	439,710,926
TOTAL INVESTMENTS — (100.0%)
(Cost $4,918,790,802)^^			$6,833,024,234
As of January 31, 2020, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	373	03/20/20	$59,400,884	$60,127,600	$726,716
Total Futures Contracts			$59,400,884	$60,127,600	$726,716
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$152,652,217	$1,456	—	$152,653,673
Consumer Discretionary	838,892,257	11,479	—	838,903,736
Consumer Staples	253,261,680	—	—	253,261,680
Energy	325,351,075	—	—	325,351,075
Financials	1,439,759,981	153,387	—	1,439,913,368
Health Care	678,866,366	411,943	—	679,278,309
Industrials	1,294,603,301	1,510	—	1,294,604,811
Information Technology	849,873,198	9,380	—	849,882,578
Materials	305,605,589	—	—	305,605,589
Real Estate	52,160,501	—	—	52,160,501
Utilities	133,092,817	—	—	133,092,817
Preferred Stocks
Communication Services	659,178	—	—	659,178
Rights/Warrants
Consumer Discretionary	—	508	—	508
Temporary Cash Investments	67,945,485	—	—	67,945,485

U.S. Micro Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$439,710,926	—	$439,710,926
Futures Contracts**	$726,716	—	—	726,716
TOTAL	$6,393,450,361	$440,300,589	—	$6,833,750,950
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.6%)
HEALTH CARE — (0.0%)
#*	Five Star Senior Living, Inc.	77,956	$353,140
REAL ESTATE — (97.6%)
	Acadia Realty Trust	769,226	19,092,189
#	Agree Realty Corp.	376,062	28,554,388
	Alexander's, Inc.	22,570	7,282,888
	Alexandria Real Estate Equities, Inc.	1,090,521	177,973,027
	American Assets Trust, Inc.	450,865	20,541,409
	American Campus Communities, Inc.	1,224,367	56,161,714
	American Finance Trust, Inc.	447,903	5,809,302
	American Homes 4 Rent, Class A	2,406,469	65,768,798
	American Tower Corp.	3,958,649	917,377,319
	Apartment Investment & Management Co., Class A	1,327,238	69,958,715
#	Apple Hospitality REIT, Inc.	1,896,834	28,490,447
	Ashford Hospitality Trust, Inc.	978,518	2,407,154
	AvalonBay Communities, Inc.	1,247,648	270,352,845
#	Bluerock Residential Growth REIT, Inc.	203,289	2,345,955
	Boston Properties, Inc.	1,380,977	197,963,053
	Braemar Hotels & Resorts, Inc.	279,962	2,234,097
#	Brandywine Realty Trust	1,585,769	24,769,712
	Brixmor Property Group, Inc.	2,646,894	52,832,004
#	Brookfield Property REIT, Inc., Class A	845,933	15,615,923
	BRT Apartments Corp.	38,237	658,824
	Camden Property Trust	864,077	97,148,177
	CareTrust REIT, Inc.	841,763	18,670,303
#	CBL & Associates Properties, Inc.	1,426,928	1,198,620
	Cedar Realty Trust, Inc.	763,997	1,986,392
#	Chatham Lodging Trust	414,372	6,774,982
	City Office REIT, Inc.	410,989	5,556,571
#	Clipper Realty, Inc.	70,983	756,679
	Columbia Property Trust, Inc.	1,044,439	22,037,663
	Community Healthcare Trust, Inc.	163,457	7,710,267
#	CorePoint Lodging, Inc.	369,644	3,382,243
	CoreSite Realty Corp.	335,481	39,402,243
	Corporate Office Properties Trust	991,373	29,513,174
	Cousins Properties, Inc.	1,306,677	53,482,290
	Crown Castle International Corp.	3,715,351	556,708,194
	CubeSmart	1,724,107	54,602,469
	CyrusOne, Inc.	1,008,475	61,365,704
#	DiamondRock Hospitality Co.	1,810,114	17,503,802
#	Digital Realty Trust, Inc.	1,864,384	229,300,588
#	Diversified Healthcare Trust REIT	2,131,834	16,457,758
	Douglas Emmett, Inc.	1,484,124	61,591,146
	Duke Realty Corp.	3,278,843	119,054,789
#	Easterly Government Properties, Inc.	649,910	15,734,321
	EastGroup Properties, Inc.	345,743	47,045,250
	Empire State Realty Trust, Inc., Class A	1,350,863	18,317,702
	EPR Properties	699,075	49,892,983
	Equinix, Inc.	761,909	449,320,595
	Equity Commonwealth	1,092,315	35,817,009
	Equity LifeStyle Properties, Inc.	1,543,951	112,322,435
	Equity Residential	3,317,500	275,617,900
#	Essential Properties Realty Trust, Inc.	756,909	20,898,257
	Essex Property Trust, Inc.	590,118	182,794,952

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Extra Space Storage, Inc.	1,155,817	$127,925,826
	Federal Realty Investment Trust	673,839	84,243,352
	First Industrial Realty Trust, Inc.	1,130,570	48,275,339
	Four Corners Property Trust, Inc.	605,647	18,345,048
	Franklin Street Properties Corp.	941,922	7,158,607
#	Front Yard Residential Corp.	371,697	3,988,309
	Gaming and Leisure Properties, Inc.	1,818,571	85,936,573
	Getty Realty Corp.	309,829	9,765,810
	Gladstone Commercial Corp.	270,529	5,767,678
	Global Medical REIT, Inc.	300,037	4,380,540
#	Global Net Lease, Inc.	784,355	16,259,679
#	Global Self Storage, Inc.	38,165	159,911
	Healthcare Realty Trust, Inc.	1,190,705	42,936,822
#	Healthcare Trust of America, Inc., Class A	1,844,367	59,075,075
	Healthpeak Properties, Inc.	4,553,045	163,864,090
#	Hersha Hospitality Trust	368,355	4,777,564
	Highwoods Properties, Inc.	922,302	46,216,553
	Host Hotels & Resorts, Inc.	6,397,207	104,530,362
	Hudson Pacific Properties, Inc.	1,383,839	50,288,709
	Independence Realty Trust, Inc.	790,459	11,596,034
	Industrial Logistics Properties Trust	576,654	13,199,610
	Investors Real Estate Trust	111,557	8,221,751
	Invitation Homes, Inc.	4,806,981	151,275,692
#	Iron Mountain, Inc.	2,561,616	80,972,682
#	JBG SMITH Properties	1,132,200	45,910,710
	Kilroy Realty Corp.	945,692	78,085,788
	Kimco Realty Corp.	3,766,328	71,748,548
#	Kite Realty Group Trust	744,689	12,808,651
	Lamar Advertising Co., Class A	766,124	71,103,968
	Lexington Realty Trust	1,965,163	21,754,354
	Liberty Property Trust	1,405,105	88,029,828
	Life Storage, Inc.	415,003	46,970,040
#	LTC Properties, Inc.	351,050	16,204,468
#	Macerich Co. (The)	999,883	22,307,390
	Mack-Cali Realty Corp.	799,548	17,558,074
	Medical Properties Trust, Inc.	4,617,763	102,283,450
#	MGM Growth Properties LLC, Class A	1,109,038	35,422,674
	Mid-America Apartment Communities, Inc.	1,015,794	139,377,095
	Monmouth Real Estate Investment Corp.	813,058	11,895,039
	National Health Investors, Inc.	390,113	32,917,735
	National Retail Properties, Inc.	1,530,892	85,729,952
	National Storage Affiliates Trust	523,745	17,885,892
#	New Senior Investment Group, Inc.	723,486	5,512,963
#	NexPoint Residential Trust, Inc.	177,173	8,646,042
#	Office Properties Income Trust	426,442	14,511,821
	Omega Healthcare Investors, Inc.	1,975,257	82,862,031
	One Liberty Properties, Inc.	131,156	3,585,805
	Outfront Media, Inc.	1,273,736	37,880,909
	Paramount Group, Inc.	1,678,063	23,593,566
	Park Hotels & Resorts, Inc.	2,132,776	46,793,105
#	Pebblebrook Hotel Trust	1,169,718	27,745,711
#	Pennsylvania Real Estate Investment Trust	633,141	2,494,576
	Physicians Realty Trust	1,671,470	32,342,944
	Piedmont Office Realty Trust, Inc., Class A	1,153,131	26,741,108
#	Plymouth Industrial REIT, Inc.	60,765	1,119,291
#	Preferred Apartment Communities, Inc., Class A	156,961	1,849,001
	Prologis, Inc.	5,645,515	524,355,433
	PS Business Parks, Inc.	185,877	31,145,550
	Public Storage	1,404,547	314,281,437

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#	QTS Realty Trust, Inc., Class A	514,718	$29,277,160
	Realty Income Corp.	2,911,173	228,265,075
	Regency Centers Corp.	1,495,297	92,768,226
	Retail Opportunity Investments Corp.	1,026,013	17,001,035
	Retail Properties of America, Inc., Class A	1,930,930	23,460,800
	Retail Value, Inc.	154,184	5,068,028
	Rexford Industrial Realty, Inc.	985,132	47,473,511
	RLJ Lodging Trust	1,552,710	24,160,168
#	RPT Realty	709,802	9,901,738
	Ryman Hospitality Properties, Inc.	463,369	39,400,266
	Sabra Health Care REIT, Inc.	1,801,091	38,723,456
	Saul Centers, Inc.	126,082	6,225,929
	SBA Communications Corp.	1,005,864	251,023,420
#	Seritage Growth Properties	301,724	11,079,305
	Service Properties Trust	1,463,792	31,588,631
	Simon Property Group, Inc.	2,741,877	365,080,923
	SITE Centers Corp.	1,366,077	17,362,839
	SL Green Realty Corp.	713,915	65,708,737
#	Sotherly Hotels, Inc.	109,976	687,350
*»	Spirit MTA REIT	433,542	332,787
	Spirit Realty Capital, Inc.	885,705	46,747,510
	STAG Industrial, Inc.	1,278,646	41,223,547
	STORE Capital Corp.	1,989,603	78,091,918
#	Summit Hotel Properties, Inc.	924,123	10,248,524
	Sun Communities, Inc.	827,100	134,130,807
#	Sunstone Hotel Investors, Inc.	2,020,530	25,620,320
#	Tanger Factory Outlet Centers, Inc.	847,532	12,399,393
#	Taubman Centers, Inc.	545,479	14,411,555
	Terreno Realty Corp.	596,102	34,132,801
	UDR, Inc.	2,607,715	124,935,626
#	UMH Properties, Inc.	307,213	4,853,965
#	Uniti Group, Inc.	1,502,669	9,511,895
#	Universal Health Realty Income Trust	116,882	14,417,395
	Urban Edge Properties	1,072,408	19,721,583
#	Urstadt Biddle Properties, Inc.	67,653	1,183,928
	Urstadt Biddle Properties, Inc., Class A	266,595	6,043,709
	Ventas, Inc.	3,327,415	192,524,232
	VEREIT, Inc.	9,526,654	92,980,143
	Vornado Realty Trust	1,533,004	100,825,673
#	Washington Prime Group, Inc.	1,647,199	4,958,069
#	Washington Real Estate Investment Trust	713,012	21,704,085
	Weingarten Realty Investors	1,095,545	31,880,359
	Welltower, Inc.	3,625,403	307,832,969
#	Whitestone REIT	318,928	4,177,957
	WP Carey, Inc.	1,537,571	129,340,473
#	Xenia Hotels & Resorts, Inc.	999,676	18,683,944
TOTAL REAL ESTATE			10,617,943,550
TOTAL COMMON STOCKS Cost ($6,806,250,818)			10,618,296,690

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 1.518%	84,381,261	84,381,261
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	15,423,217	178,477,466
TOTAL INVESTMENTS — (100.0%)
(Cost $7,069,072,752)^^			$10,881,155,417

DFA Real Estate Securities Portfolio
CONTINUED
As of January 31, 2020, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	480	03/20/20	$77,297,279	$77,376,000	$78,721
Total Futures Contracts			$77,297,279	$77,376,000	$78,721
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Health Care	$353,140	—	—	$353,140
Real Estate	10,617,610,763	$332,787	—	10,617,943,550
Temporary Cash Investments	84,381,261	—	—	84,381,261
Securities Lending Collateral	—	178,477,466	—	178,477,466
Futures Contracts**	78,721	—	—	78,721
TOTAL	$10,702,423,885	$178,810,253	—	$10,881,234,138
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (6.1%)
#*	Afterpay, Ltd.	33,264	$830,666
	AGL Energy, Ltd.	157,174	2,085,889
	ALS, Ltd.	189,960	1,213,979
	Altium, Ltd.	51,803	1,351,886
	Alumina, Ltd.	811,416	1,168,633
	AMP, Ltd.	1,854,604	2,237,947
	Ansell, Ltd.	42,186	891,697
	APA Group	287,796	2,160,948
	Aristocrat Leisure, Ltd.	177,083	4,223,282
	ASX, Ltd.	30,102	1,703,042
	Atlas Arteria, Ltd.	334,426	1,801,029
	Aurizon Holdings, Ltd.	1,128,302	4,044,403
	AusNet Services	747,865	881,301
	Australia & New Zealand Banking Group, Ltd.	574,364	9,777,033
	Bank of Queensland, Ltd.	246,993	1,255,735
	Beach Energy, Ltd.	1,607,758	2,804,503
	Bendigo & Adelaide Bank, Ltd.	263,228	1,817,547
	BHP Group, Ltd.	842,811	21,612,958
#	BHP Group, Ltd., Sponsored ADR	64,389	3,290,922
	BlueScope Steel, Ltd.	472,460	4,421,739
	Boral, Ltd.	652,435	2,150,131
	Brambles, Ltd.	509,466	4,255,277
	Caltex Australia, Ltd.	199,308	4,545,018
	carsales.com, Ltd.	16,841	191,692
	Challenger, Ltd.	256,238	1,517,033
	CIMIC Group, Ltd.	33,464	647,501
	Cleanaway Waste Management, Ltd.	975,941	1,318,077
	Coca-Cola Amatil, Ltd.	256,719	2,039,867
	Cochlear, Ltd.	18,896	3,009,494
	Coles Group, Ltd.	312,827	3,432,662
	Commonwealth Bank of Australia	512,071	28,992,175
	Computershare, Ltd.	196,002	2,314,402
	Crown Resorts, Ltd.	140,201	1,089,878
	CSL, Ltd.	133,309	27,417,476
#	Domino's Pizza Enterprises, Ltd.	28,806	1,047,207
	Downer EDI, Ltd.	519,969	2,547,093
	Evolution Mining, Ltd.	851,961	2,150,205
	Flight Centre Travel Group, Ltd.	33,092	861,902
	Fortescue Metals Group, Ltd.	894,359	6,625,255
#	Harvey Norman Holdings, Ltd.	399,284	1,120,499
	IDP Education, Ltd.	63,625	740,685
	Iluka Resources, Ltd.	217,450	1,390,832
	Incitec Pivot, Ltd.	873,217	1,895,970
	Insurance Australia Group, Ltd.	777,625	3,656,468
	James Hardie Industries P.L.C.	177,441	3,730,830
	James Hardie Industries P.L.C., Sponsored ADR	2,500	52,500
#	JB Hi-Fi, Ltd.	13,269	348,949
	LendLease Group	224,411	2,695,234
	Link Administration Holdings, Ltd.	393,161	1,771,624
	Macquarie Group, Ltd.	95,837	9,157,293
	Magellan Financial Group, Ltd.	53,031	2,335,447
	Medibank Pvt, Ltd.	1,001,993	2,058,826
	National Australia Bank, Ltd.	731,516	12,495,840
	Newcrest Mining, Ltd.	162,792	3,259,100
	Northern Star Resources, Ltd.	358,222	3,085,779

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Oil Search, Ltd.	526,266	$2,515,371
	Orica, Ltd.	199,040	3,007,145
	Origin Energy, Ltd.	758,413	4,102,764
	Orora, Ltd.	664,513	1,418,610
	Qantas Airways, Ltd.	312,804	1,326,224
#	QBE Insurance Group, Ltd.	519,161	4,725,986
	Qube Holdings, Ltd.	654,996	1,493,009
	Ramsay Health Care, Ltd.	46,838	2,463,790
#	REA Group, Ltd.	16,819	1,272,607
#	Reece, Ltd.	99,318	738,876
	Rio Tinto, Ltd.	133,863	8,686,145
	Santos, Ltd.	1,266,322	7,267,950
	Seek, Ltd.	152,533	2,286,834
#	Seven Group Holdings, Ltd.	56,820	756,814
	Sonic Healthcare, Ltd.	114,510	2,400,212
	South32, Ltd., ADR	6,560	56,285
	South32, Ltd.	1,994,815	3,422,895
	Spark Infrastructure Group	639,870	936,643
	Star Entertainment Grp, Ltd. (The)	411,354	1,135,979
	Suncorp Group, Ltd.	518,612	4,430,332
	Sydney Airport	268,876	1,495,518
	Tabcorp Holdings, Ltd.	843,557	2,625,768
	Telstra Corp., Ltd.	1,345,381	3,430,654
	TPG Telecom, Ltd.	267,150	1,328,133
	Transurban Group	536,158	5,588,787
	Treasury Wine Estates, Ltd.	181,967	1,563,016
	Wesfarmers, Ltd.	356,660	10,700,516
	Westpac Banking Corp.	789,884	13,200,088
#	Westpac Banking Corp., Sponsored ADR	60,269	1,002,273
	Whitehaven Coal, Ltd.	335,210	554,435
	WiseTech Global, Ltd.	45,484	743,248
	Woodside Petroleum, Ltd.	300,011	6,873,413
	Woolworths Group, Ltd.	387,995	10,776,108
	Worley, Ltd.	180,773	1,806,937
*	Xero, Ltd.	14,425	813,105
TOTAL AUSTRALIA			332,469,830
AUSTRIA — (0.2%)
	Erste Group Bank AG	109,019	4,002,889
	OMV AG	50,162	2,492,753
	Raiffeisen Bank International AG	138,311	3,150,589
	Verbund AG	11,511	608,667
TOTAL AUSTRIA			10,254,898
BELGIUM — (1.0%)
	Ageas	82,344	4,540,552
	Anheuser-Busch InBev SA	265,831	20,054,289
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	9,277	698,558
	Colruyt SA	31,612	1,581,665
#*	Galapagos NV	10,769	2,413,752
	KBC Group NV	52,866	3,879,059
	Proximus SADP	132,618	3,778,564
#	Solvay SA	59,837	6,201,523
	Telenet Group Holding NV	19,255	895,284
	UCB SA	57,746	5,313,912
#	Umicore SA	100,078	4,607,926
TOTAL BELGIUM			53,965,084

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (8.9%)
	Agnico Eagle Mines, Ltd.	23	$1,426
#	Agnico Eagle Mines, Ltd.	58,757	3,632,358
*	Air Canada	44,600	1,493,969
	Algonquin Power & Utilities Corp.	146,629	2,244,751
	Algonquin Power & Utilities Corp.	23,199	355,177
	Alimentation Couche-Tard, Inc., Class B	264,916	8,853,887
#	AltaGas, Ltd.	135,759	2,186,054
#	ARC Resources, Ltd.	3,333	17,680
	Atco, Ltd., Class I	32,724	1,276,419
#*	Aurora Cannabis, Inc.	158,345	299,125
#*	Aurora Cannabis, Inc.	60,152	113,687
	B2Gold Corp.	926,531	4,011,654
	Bank of Montreal	39,798	3,035,222
#	Bank of Montreal	205,319	15,649,414
	Bank of Nova Scotia (The)	178,568	9,752,830
#	Bank of Nova Scotia (The)	160,343	8,757,935
	Barrick Gold Corp.	235,513	4,361,701
	Barrick Gold Corp.	141,263	2,638,888
*	Bausch Health Cos., Inc.	94,103	2,581,245
*	Bausch Health Cos., Inc.	35,683	979,031
	BCE, Inc.	19,715	928,983
	BCE, Inc.	27,640	1,302,397
*	BlackBerry, Ltd.	156,732	954,556
#*	BlackBerry, Ltd.	82,706	504,507
*	Bombardier, Inc., Class B	665,399	618,438
	Brookfield Asset Management, Inc., Class A	109,495	6,700,125
	Brookfield Asset Management, Inc., Class A	44,630	2,731,802
	BRP, Inc.	11,621	593,256
	CAE, Inc.	66,638	1,976,380
	CAE, Inc.	31,718	941,390
	Cameco Corp.	154,295	1,244,014
	Cameco Corp.	64,209	518,167
#*	Canada Goose Holdings, Inc.	10,177	304,833
#*	Canada Goose Holdings, Inc.	16,870	506,100
	Canadian Imperial Bank of Commerce	70,547	5,752,934
#	Canadian Imperial Bank of Commerce	53,368	4,347,891
	Canadian National Railway Co.	149,760	13,994,876
	Canadian National Railway Co.	76,670	7,164,045
	Canadian Natural Resources, Ltd.	277,144	7,794,544
	Canadian Natural Resources, Ltd.	254,709	7,164,964
	Canadian Pacific Railway, Ltd.	31,366	8,332,112
	Canadian Pacific Railway, Ltd.	12,744	3,387,483
#	Canadian Tire Corp., Ltd., Class A	27,050	2,901,017
	Canadian Utilities, Ltd., Class A	34,145	1,044,939
*	Canfor Corp.	1,400	12,578
#*	Canopy Growth Corp.	24,300	547,181
#*	Canopy Growth Corp.	13,429	302,824
	CCL Industries, Inc., Class B	45,580	1,922,185
	Cenovus Energy, Inc.	176,503	1,536,432
	Cenovus Energy, Inc.	262,140	2,283,239
*	CGI, Inc.	56,942	4,357,202
*	CGI, Inc.	18,335	1,403,873
	CI Financial Corp.	163,821	2,870,643
	Cogeco Communications, Inc.	8,733	685,627
#	Constellation Software, Inc.	6,443	6,772,355
*	Descartes Systems Group, Inc. (The)	2,100	94,146
	Dollarama, Inc.	78,900	2,688,228
	Element Fleet Management Corp.	244,329	2,346,548
#	Emera, Inc.	29,022	1,292,986

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Empire Co., Ltd., Class A	101,466	$2,353,790
	Enbridge, Inc.	138,888	5,647,226
#	Enbridge, Inc.	262,471	10,674,696
	Fairfax Financial Holdings, Ltd.	11,786	5,273,776
	Finning International, Inc.	123,450	2,135,235
	First Capital Real Estate Investment Trust	57,128	935,442
	First Quantum Minerals, Ltd.	283,696	2,220,862
	FirstService Corp.	17,265	1,698,712
	Fortis, Inc.	100,563	4,386,048
#	Franco-Nevada Corp.	8,982	1,020,978
#	Franco-Nevada Corp.	24,704	2,807,363
#	Genworth MI Canada, Inc.	18,313	808,130
	George Weston, Ltd.	39,504	3,183,544
	Gildan Activewear, Inc.	35,400	980,896
	Gildan Activewear, Inc.	39,192	1,086,402
	Great-West Lifeco, Inc.	76,525	1,982,804
	Husky Energy, Inc.	257,845	1,677,532
	Hydro One, Ltd.	67,923	1,380,632
	iA Financial Corp., Inc.	76,639	4,217,635
	IGM Financial, Inc.	32,067	927,312
	Imperial Oil, Ltd.	24,570	582,595
	Imperial Oil, Ltd.	82,557	1,954,950
	Intact Financial Corp.	30,500	3,304,205
#	Inter Pipeline, Ltd.	204,712	3,410,835
#	Keyera Corp.	122,235	3,189,341
*	Kinross Gold Corp.	1,081,211	5,482,036
*	Kinross Gold Corp.	22,897	116,088
	Kirkland Lake Gold, Ltd.	79,988	3,280,149
	Linamar Corp.	11,258	370,900
	Loblaw Cos., Ltd.	57,864	3,027,444
	Lundin Mining Corp.	451,887	2,369,726
	Magna International, Inc.	73,020	3,701,762
	Magna International, Inc.	177,111	8,977,757
	Manulife Financial Corp.	174,419	3,397,704
#	Manulife Financial Corp.	277,634	5,405,534
	Maple Leaf Foods, Inc.	17,787	348,375
	Methanex Corp.	25,981	842,409
	Methanex Corp.	6,689	217,058
	Metro, Inc.	56,549	2,305,298
	National Bank of Canada	201,121	11,159,374
#	Northland Power, Inc.	78,126	1,758,632
	Nutrien, Ltd.	29,894	1,276,035
#	Nutrien, Ltd.	89,081	3,802,851
	Onex Corp.	35,408	2,271,527
	Open Text Corp.	39,200	1,764,207
	Open Text Corp.	57,964	2,607,800
	Pan American Silver Corp.	52,970	1,217,582
	Pan American Silver Corp.	4,018	92,334
	Parkland Fuel Corp.	92,737	3,226,945
	Pembina Pipeline Corp.	135,557	5,193,201
#	PrairieSky Royalty, Ltd.	22,181	243,197
	Quebecor, Inc., Class B	88,454	2,194,975
	Restaurant Brands International, Inc.	63,671	3,884,537
#	Restaurant Brands International, Inc.	3,938	240,257
	Ritchie Bros Auctioneers, Inc.	11,400	481,274
	Ritchie Bros Auctioneers, Inc.	22,539	951,597
	Rogers Communications, Inc., Class B	60,368	3,022,505
	Rogers Communications, Inc., Class B	50,035	2,505,252
	Royal Bank of Canada	250,890	19,826,263

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Royal Bank of Canada	216,240	$17,074,310
	Saputo, Inc.	70,700	2,172,179
	Shaw Communications, Inc., Class B	90,658	1,771,510
	Shaw Communications, Inc., Class B	101,348	1,979,326
*	Shopify, Inc., Class A	7,521	3,502,658
*	Shopify, Inc., Class A	6,301	2,934,124
#	SNC-Lavalin Group, Inc.	24,171	555,966
#*	Spin Master Corp.	12,362	295,739
	Stantec, Inc.	1,400	41,628
	Stantec, Inc.	5,493	163,527
#*	Stars Group, Inc. (The)	2,400	57,271
#*	Stars Group, Inc. (The)	64,050	1,528,233
	Sun Life Financial, Inc.	34,125	1,604,396
	Sun Life Financial, Inc.	96,188	4,522,760
#	Suncor Energy, Inc.	360,829	11,028,821
	Suncor Energy, Inc.	295,550	9,040,874
	TC Energy Corp.	28,748	1,576,426
	TC Energy Corp.	155,433	8,520,837
	Teck Resources, Ltd., Class B	88,353	1,141,632
	Teck Resources, Ltd., Class B	258,289	3,334,511
	TELUS Corp.	39,380	1,578,592
	TFI International, Inc.	24,013	768,982
	Thomson Reuters Corp.	5,033	404,609
#	Thomson Reuters Corp.	31,623	2,540,592
	TMX Group, Ltd.	25,773	2,384,694
	Toromont Industries, Ltd.	44,098	2,270,877
	Toronto-Dominion Bank (The)	232,719	12,861,620
#	Toronto-Dominion Bank (The)	241,720	13,357,447
#	Tourmaline Oil Corp.	162,899	1,643,269
*	Turquoise Hill Resources, Ltd.	140,121	91,056
	Vermilion Energy, Inc.	15,692	226,475
	Waste Connections, Inc.	31,968	3,078,820
	Waste Connections, Inc.	22,131	2,133,016
	West Fraser Timber Co., Ltd.	19,602	785,324
	Wheaton Precious Metals Corp.	110,007	3,239,706
	WSP Global, Inc.	45,300	3,219,333
TOTAL CANADA			481,902,919
CHINA — (0.0%)
*	Meituan Dianping, Class B	5,700	72,161
DENMARK — (1.7%)
	AP Moller - Maersk A.S., Class A	885	994,491
#	AP Moller - Maersk A.S., Class B	1,457	1,742,228
	Carlsberg A.S., Class B	21,766	3,178,570
#	Chr Hansen Holding A.S.	36,770	2,736,524
	Coloplast A.S., Class B	36,465	4,597,552
	Danske Bank A.S.	242,844	4,053,863
#*	Demant A.S.	59,163	1,918,531
	DSV Panalpina A.S.	55,482	6,023,611
*	Genmab A.S.	22,088	5,084,443
	GN Store Nord A.S.	102,843	5,101,021
	H Lundbeck A.S.	38,058	1,617,174
	ISS A.S.	73,319	1,775,965
	Novo Nordisk A.S., Sponsored ADR	60,487	3,679,424
	Novo Nordisk A.S., Class B	483,626	29,439,113
	Novozymes A.S., Class B	92,209	4,807,666
	Orsted A.S.	41,624	4,540,002
#	Pandora A.S.	19,571	1,010,173

Large Cap International Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Rockwool International A.S., Class B	4,664	$1,087,362
	Tryg A.S.	52,778	1,599,166
	Vestas Wind Systems A.S.	62,789	6,232,903
TOTAL DENMARK			91,219,782
FINLAND — (1.2%)
	Elisa Oyj	79,278	4,776,148
	Fortum Oyj	200,579	4,853,990
	Kesko Oyj, Class B	33,596	2,271,289
	Kone Oyj, Class B	107,052	6,908,827
	Neste Oyj	154,740	6,161,413
#	Nokia Oyj	1,131,175	4,403,327
	Nokia Oyj	268,823	1,047,578
	Nokia Oyj, Sponsored ADR	13,928	54,041
	Nordea Bank Abp	687,688	5,424,729
	Nordea Bank Abp	58,105	458,010
	Sampo Oyj, Class A	138,559	6,272,172
	Stora Enso Oyj, Class R	542,737	7,044,996
	UPM-Kymmene Oyj	401,919	12,663,831
#	Wartsila Oyj Abp	233,093	2,858,238
TOTAL FINLAND			65,198,589
FRANCE — (9.8%)
	Accor SA	61,271	2,508,448
	Aeroports de Paris	10,979	2,077,230
*	Air France-KLM	66,339	614,573
	Air Liquide SA	133,647	19,323,945
	Airbus SE	178,673	26,240,619
	Alstom SA	65,576	3,475,544
	Amundi SA	25,084	2,030,311
	Arkema SA	66,700	6,111,669
	Atos SE	51,542	4,274,300
	AXA SA	396,532	10,544,403
	BioMerieux	23,928	2,371,560
	BNP Paribas SA	241,356	12,808,165
	Bollore SA	393,392	1,598,465
*	Bollore SA	2,287	9,250
	Bouygues SA	166,499	6,578,322
	Bureau Veritas SA	123,252	3,396,183
	Capgemini SE	69,719	8,658,448
	Carrefour SA	344,168	5,823,903
#	Casino Guichard Perrachon SA	15,181	616,901
	Cie de Saint-Gobain	268,430	10,127,421
	Cie Generale des Etablissements Michelin SCA	108,850	12,629,121
	CNP Assurances	75,199	1,353,603
	Credit Agricole SA	250,584	3,385,425
	Danone SA, Sponsored ADR	13,003	207,398
	Danone SA	170,573	13,650,007
	Dassault Aviation SA	545	662,958
	Dassault Systemes SE	24,054	4,164,078
	Edenred	83,625	4,515,879
	Eiffage SA	77,009	8,926,402
#	Electricite de France SA	242,121	2,989,049
	Engie SA	484,894	8,346,628
	EssilorLuxottica SA	56,967	8,434,448
#	Eurofins Scientific SE	7,095	3,816,076
	Faurecia SE	75,830	3,613,039
	Getlink SE	173,992	3,069,441

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Hermes International	9,829	$7,339,573
#	Iliad SA	31,487	4,132,388
	Imerys SA	9,340	403,197
	Ingenico Group SA	2,341	272,242
	Ipsen SA	17,542	1,301,792
#	JCDecaux SA	44,033	1,176,888
	Kering SA	22,325	13,641,034
	Legrand SA	99,700	7,977,163
	L'Oreal SA	57,248	15,923,282
	LVMH Moet Hennessy Louis Vuitton SE	92,526	40,292,495
	Natixis SA	413,467	1,746,022
	Orange SA, Sponsored ADR	45,487	640,912
	Orange SA	787,902	11,137,757
	Orpea	25,571	3,329,201
	Pernod Ricard SA	33,376	5,778,614
	Peugeot SA	490,390	10,097,251
	Publicis Groupe SA	148,997	6,604,910
	Renault SA	102,563	4,011,570
	Rubis SCA	30,593	1,889,654
	Safran SA	80,878	13,040,533
	Sanofi	204,870	19,757,318
	Sartorius Stedim Biotech	10,679	1,914,998
	Schneider Electric SE	141,707	14,131,939
	Schneider Electric SE	935	93,316
	SCOR SE	88,857	3,776,679
	SEB SA	14,686	1,885,639
	SES SA	293,150	3,597,754
	Societe Generale SA	387,230	12,530,630
#	Sodexo SA	37,025	3,876,695
	Sodexo SA	16,625	1,744,230
#	STMicroelectronics NV	415,992	11,582,068
	Suez	154,201	2,530,567
	Teleperformance	29,155	7,314,918
	Thales SA	45,568	5,000,228
	Total SA	715,241	34,825,581
	TOTAL SA, Sponsored ADR	135,965	6,606,539
*	Ubisoft Entertainment SA	43,093	3,268,238
	Valeo SA	221,857	6,589,406
	Veolia Environnement SA, ADR	17,086	503,012
	Veolia Environnement SA	103,111	3,041,813
	Vinci SA	180,868	20,038,193
	Vivendi SA	159,504	4,362,306
*	Worldline SA	21,901	1,543,272
TOTAL FRANCE			530,205,029
GERMANY — (6.9%)
	Adidas AG	55,653	17,592,694
*	Allianz SE, Sponsored ADR	243,452	5,827,957
	Allianz SE	58,553	13,979,144
	Aroundtown SA	321,043	3,039,256
	BASF SE	161,567	10,905,233
	Bayer AG	317,216	25,458,325
	Bayerische Motoren Werke AG	130,231	9,276,542
	Beiersdorf AG	28,301	3,208,590
	Brenntag AG	107,170	5,546,054
	Carl Zeiss Meditec AG	13,166	1,607,436
	Commerzbank AG	513,487	2,946,632
	Continental AG	68,897	7,862,329
	Covestro AG	156,618	6,600,317

Large Cap International Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Daimler AG	354,259	$16,404,678
*	Delivery Hero SE	22,124	1,702,298
	Deutsche Bank AG	78,162	715,100
	Deutsche Bank AG	714,801	6,540,429
	Deutsche Boerse AG	60,725	9,857,093
	Deutsche Lufthansa AG	222,479	3,389,165
	Deutsche Post AG	320,935	11,197,378
	Deutsche Telekom AG	1,086,899	17,603,195
	Deutsche Wohnen SE	85,465	3,616,041
	E.ON SE	880,516	9,977,107
	Evonik Industries AG	106,794	2,926,558
	Fielmann AG	13,678	1,087,863
	Fraport AG Frankfurt Airport Services Worldwide	29,241	2,174,857
	Fresenius Medical Care AG & Co. KGaA	128,122	9,850,653
	Fresenius SE & Co. KGaA	204,206	10,426,824
	Fuchs Petrolub SE	18,404	746,956
	Hannover Rueck SE	17,432	3,384,708
	Hapag-Lloyd AG	17,117	1,405,569
	HeidelbergCement AG	62,277	4,200,032
	Henkel AG & Co. KGaA	27,154	2,501,849
	Hochtief AG	10,319	1,193,549
	Infineon Technologies AG	497,375	10,685,078
	KION Group AG	61,534	3,851,526
	LEG Immobilien AG	25,223	3,111,012
	Merck KGaA	32,423	4,157,583
	METRO AG	169,537	2,358,936
	MTU Aero Engines AG	25,004	7,572,833
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,846	8,799,800
	Nemetschek SE	26,624	1,805,954
	Puma SE	16,210	1,297,980
	Puma SE	17,900	1,437,284
*	QIAGEN NV	6,662	225,042
*	QIAGEN NV	66,541	2,222,513
	Rational AG	1,841	1,380,618
	RTL Group SA	24,690	1,121,858
	RWE AG	216,010	7,488,456
	SAP SE	209,169	27,240,315
	Scout24 AG	11,493	789,967
	Siemens AG	179,739	22,168,666
	Symrise AG	43,831	4,503,850
*	Talanx AG	23,615	1,178,489
	Telefonica Deutschland Holding AG	537,746	1,627,594
	Thyssenkrupp AG	175,026	2,152,128
	Uniper SE	109,295	3,580,574
	United Internet AG	101,388	3,277,730
	Volkswagen AG	14,820	2,713,595
	Vonovia SE	120,373	6,870,421
	Wirecard AG	28,560	4,189,213
*	Zalando SE	20,783	995,088
TOTAL GERMANY			373,556,514
HONG KONG — (2.9%)
	AIA Group, Ltd.	3,050,800	30,230,211
#	ASM Pacific Technology, Ltd.	285,400	3,845,694
	Bank of East Asia, Ltd. (The)	579,072	1,249,041
	BOC Aviation, Ltd.	191,700	1,767,342
	BOC Hong Kong Holdings, Ltd.	1,232,500	4,074,131
#	Cathay Pacific Airways, Ltd.	520,000	655,778
	Chow Tai Fook Jewellery Group, Ltd.	647,200	583,339

Large Cap International Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CK Asset Holdings, Ltd.	857,962	$5,481,479
	CK Hutchison Holdings, Ltd.	921,462	8,141,771
	CK Infrastructure Holdings, Ltd.	228,500	1,594,201
	CLP Holdings, Ltd.	425,900	4,429,165
	Galaxy Entertainment Group, Ltd.	748,000	4,895,348
	Guoco Group, Ltd.	16,000	270,791
	Hang Lung Group, Ltd.	519,000	1,282,527
	Hang Lung Properties, Ltd.	789,000	1,648,163
	Hang Seng Bank, Ltd.	274,000	5,538,451
	Henderson Land Development Co., Ltd.	547,571	2,458,403
	HK Electric Investments & HK Electric Investments, Ltd.	632,500	631,569
	HKT Trust & HKT, Ltd.	2,641,000	3,942,301
	Hong Kong & China Gas Co., Ltd.	2,495,834	4,776,224
	Hong Kong Exchanges & Clearing, Ltd.	375,865	12,349,958
	Hysan Development Co., Ltd.	257,638	961,755
	Kerry Properties, Ltd.	328,893	917,384
	Melco International Development, Ltd.	353,000	762,360
	Melco Resorts & Entertainment, Ltd., ADR	34,136	688,523
	MGM China Holdings, Ltd.	299,200	417,780
	MTR Corp., Ltd.	272,314	1,527,316
	NagaCorp., Ltd.	1,006,000	1,419,013
	New World Development Co., Ltd.	3,694,861	4,615,370
#	NWS Holdings, Ltd.	792,514	1,018,343
#	PCCW, Ltd.	4,023,712	2,369,859
	Power Assets Holdings, Ltd.	290,707	2,098,734
#	Prada SpA	283,900	1,088,538
	Samsonite International SA	501,900	937,225
	Sands China, Ltd.	740,000	3,568,506
	Shangri-La Asia, Ltd.	671,155	618,653
	Sino Land Co., Ltd.	1,222,223	1,665,691
	SJM Holdings, Ltd.	1,302,000	1,451,595
	Sun Hung Kai Properties, Ltd.	316,608	4,410,461
	Swire Pacific, Ltd., Class A	206,500	1,813,230
	Swire Pacific, Ltd., Class B	387,500	547,899
	Swire Properties, Ltd.	273,000	847,503
	Techtronic Industries Co., Ltd.	535,500	4,272,805
#	Vitasoy International Holdings, Ltd.	374,000	1,348,076
	WH Group, Ltd.	6,249,000	5,880,943
	Wharf Holdings, Ltd. (The)	567,609	1,402,134
	Wharf Real Estate Investment Co., Ltd.	254,609	1,314,864
	Wheelock & Co., Ltd.	325,000	1,978,328
	Wynn Macau, Ltd.	468,800	973,067
	Xinyi Glass Holdings, Ltd.	1,686,000	2,113,038
	Yue Yuen Industrial Holdings, Ltd.	687,500	1,911,598
TOTAL HONG KONG			154,786,478
IRELAND — (0.7%)
	AIB Group P.L.C.	344,471	1,009,935
	Bank of Ireland Group P.L.C.	310,040	1,509,966
	CRH P.L.C.	20,676	776,318
	CRH P.L.C., Sponsored ADR	304,422	11,443,223
	CRH P.L.C.	33,732	1,270,203
	Flutter Entertainment P.L.C.	40,419	4,584,979
	Glanbia P.L.C.	63,610	741,051
	Kerry Group P.L.C., Class A	16,326	2,086,739
	Kerry Group P.L.C., Class A	18,318	2,335,570
	Kingspan Group P.L.C.	109,030	6,724,509

Large Cap International Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Smurfit Kappa Group P.L.C.	136,283	$4,712,934
TOTAL IRELAND			37,195,427
ISRAEL — (0.5%)
	Alony Hetz Properties & Investments, Ltd.	3,827	63,244
	Azrieli Group, Ltd.	12,226	901,018
	Bank Hapoalim BM	346,239	2,972,682
	Bank Leumi Le-Israel BM	677,923	4,874,219
*	Bezeq The Israeli Telecommunication Corp., Ltd.	563,765	433,029
	Delek Group, Ltd.	1,661	212,922
	Elbit Systems, Ltd.	6,571	1,003,408
	Elbit Systems, Ltd.	1,593	242,693
	First International Bank Of Israel, Ltd.	46,421	1,298,044
	Harel Insurance Investments & Financial Services, Ltd.	30,339	207,331
	Israel Chemicals, Ltd.	241,997	1,016,478
	Israel Discount Bank, Ltd., Class A	680,967	3,088,615
	Melisron, Ltd.	5,998	393,836
	Mizrahi Tefahot Bank, Ltd.	69,535	1,892,849
#*	Nice, Ltd., Sponsored ADR	18,312	3,155,158
	Oil Refineries, Ltd.	588,445	259,076
	Shufersal, Ltd.	60,607	378,255
	Strauss Group, Ltd.	25,158	738,518
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	210,952	2,193,901
*	Teva Pharmaceutical Industries, Ltd.	5,899	60,812
*	Tower Semiconductor, Ltd.	63,725	1,431,144
TOTAL ISRAEL			26,817,232
ITALY — (2.0%)
	A2A SpA	826,480	1,651,021
	Assicurazioni Generali SpA	327,162	6,374,969
	Atlantia SpA	125,442	3,078,112
#	CNH Industrial NV	321,761	3,064,770
#	Davide Campari-Milano SpA	132,990	1,285,478
	DiaSorin SpA	7,287	895,913
	Enel SpA	2,271,536	19,799,422
	Eni SpA	847,551	11,872,135
	Eni SpA, Sponsored ADR	67,929	1,901,333
	Ferrari NV	35,703	6,025,010
#	Ferrari NV	4,494	758,677
	Fiat Chrysler Automobiles NV	606,091	7,895,678
#	Fiat Chrysler Automobiles NV	213,632	2,781,489
	FinecoBank Banca Fineco SpA	227,142	2,657,695
	Hera SpA	6,169	28,059
	Intesa Sanpaolo SpA	2,936,344	7,292,453
	Leonardo SpA	203,905	2,505,173
	Mediobanca Banca di Credito Finanziario SpA	346,425	3,455,795
	Moncler SpA	82,474	3,549,870
	Pirelli & C SpA	103,459	501,064
	Poste Italiane SpA	185,895	2,129,434
#	Prysmian SpA	20,177	447,568
	Recordati SpA	48,448	2,073,120
	Snam SpA	622,365	3,335,665
*	Telecom Italia SpA	6,106,646	3,278,684
	Telecom Italia SpA	64,692	34,013
*	Telecom Italia SpA, Sponsored ADR	53,165	279,116
	Tenaris SA	77,460	800,516
	Tenaris SA, ADR	19,881	411,338
	Terna Rete Elettrica Nazionale SpA	453,423	3,163,208

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	UniCredit SpA	404,869	$5,407,955
	UnipolSai Assicurazioni SpA	435,045	1,164,863
TOTAL ITALY			109,899,596
JAPAN — (22.1%)
	ABC-Mart, Inc.	8,200	526,077
	Acom Co., Ltd.	139,900	655,307
	Advantest Corp.	70,600	3,683,256
	Aeon Co., Ltd.	219,700	4,493,628
	Aeon Delight Co., Ltd.	8,400	288,220
	AEON Financial Service Co., Ltd.	87,900	1,373,222
	Aeon Mall Co., Ltd.	38,848	645,510
	AGC, Inc.	113,800	3,836,008
	Aica Kogyo Co., Ltd.	21,600	674,270
	Ain Holdings, Inc.	15,200	929,113
	Air Water, Inc.	120,900	1,660,575
	Aisin Seiki Co., Ltd.	88,400	2,942,838
	Ajinomoto Co., Inc.	132,400	2,180,608
	Alfresa Holdings Corp.	59,200	1,189,458
	Alps Alpine Co., Ltd.	121,700	2,184,860
	Amada Holdings Co., Ltd.	136,100	1,417,461
	Amano Corp.	24,700	713,310
	ANA Holdings, Inc.	30,900	965,137
#	Anritsu Corp.	46,300	890,294
	Aozora Bank, Ltd.	60,800	1,638,308
	Ariake Japan Co., Ltd.	6,600	451,098
	As One Corp.	1,000	90,621
	Asahi Group Holdings, Ltd.	110,700	5,131,831
	Asahi Intecc Co., Ltd.	54,800	1,509,885
	Asahi Kasei Corp.	452,700	4,630,373
#	Asics Corp.	59,900	875,101
	Astellas Pharma, Inc.	476,475	8,419,371
	Azbil Corp.	45,400	1,224,288
	Bandai Namco Holdings, Inc.	70,000	4,067,592
	Bank of Kyoto, Ltd. (The)	32,088	1,282,420
	Benefit One, Inc.	26,200	458,019
	Benesse Holdings, Inc.	30,600	840,577
	Bic Camera, Inc.	61,500	666,869
	Bridgestone Corp.	223,713	7,923,694
	Brother Industries, Ltd.	150,300	2,902,647
	Calbee, Inc.	32,500	1,062,767
	Canon Marketing Japan, Inc.	28,700	684,062
#	Canon, Inc., Sponsored ADR	43,818	1,146,717
	Canon, Inc.	217,400	5,701,163
	Capcom Co., Ltd.	44,300	1,253,436
	Casio Computer Co., Ltd.	73,100	1,354,936
	Central Japan Railway Co.	36,845	7,231,994
	Chiba Bank, Ltd. (The)	254,137	1,378,077
	Chubu Electric Power Co., Inc.	154,800	2,102,290
	Chugai Pharmaceutical Co., Ltd.	42,900	4,394,191
	Chugoku Bank, Ltd. (The)	87,200	826,596
	Chugoku Electric Power Co., Inc. (The)	73,000	963,469
	Citizen Watch Co., Ltd.	90,800	438,966
#	Coca-Cola Bottlers Japan Holdings, Inc.	57,500	1,513,451
	COMSYS Holdings Corp.	38,400	1,110,869
	Concordia Financial Group, Ltd.	445,700	1,680,102
	Cosmos Pharmaceutical Corp.	4,600	1,010,254
	Credit Saison Co., Ltd.	88,000	1,411,607
	CyberAgent, Inc.	32,100	1,279,161

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dai Nippon Printing Co., Ltd.	102,000	$2,812,603
	Daicel Corp.	154,200	1,459,703
	Daido Steel Co., Ltd.	18,500	707,444
	Daifuku Co., Ltd.	26,849	1,616,602
	Dai-ichi Life Holdings, Inc.	219,565	3,258,605
	Daiichi Sankyo Co., Ltd.	69,746	4,713,232
	Daiichikosho Co., Ltd.	27,200	1,321,306
	Daikin Industries, Ltd.	72,600	10,229,873
#	Daio Paper Corp.	56,200	737,774
	Daito Trust Construction Co., Ltd.	21,300	2,509,067
	Daiwa House Industry Co., Ltd.	231,300	7,281,880
	Daiwa Securities Group, Inc.	621,400	3,142,588
	DeNA Co., Ltd.	52,700	866,700
	Denka Co., Ltd.	69,000	1,864,002
	Denso Corp.	118,900	4,877,534
	Dentsu Group, Inc.	81,882	2,713,489
	DIC Corp.	69,700	1,827,170
	Disco Corp.	6,500	1,497,230
	DMG Mori Co., Ltd.	45,900	632,288
	Dowa Holdings Co., Ltd.	25,440	915,099
	East Japan Railway Co.	83,800	7,378,718
	Ebara Corp.	60,000	1,654,920
	Eisai Co., Ltd.	47,500	3,579,678
	Electric Power Development Co., Ltd.	34,500	778,019
	en-japan, Inc.	16,500	655,537
	Ezaki Glico Co., Ltd.	14,100	601,657
	FamilyMart Co., Ltd.	42,344	926,071
	Fancl Corp.	22,100	576,931
	FANUC Corp.	27,600	5,026,785
	Fast Retailing Co., Ltd.	16,700	8,982,529
	FP Corp.	12,000	727,969
	Fuji Electric Co., Ltd.	71,900	2,105,375
	Fuji Kyuko Co., Ltd.	13,400	469,776
	Fuji Media Holdings, Inc.	21,500	292,327
	Fuji Oil Holdings, Inc.	23,100	598,715
	FUJIFILM Holdings Corp.	72,700	3,610,607
	Fujitsu General, Ltd.	1,300	29,063
	Fujitsu, Ltd.	47,944	5,069,248
	Fukuoka Financial Group, Inc.	84,800	1,469,529
	Fukuyama Transporting Co., Ltd.	16,207	538,663
	Furukawa Electric Co., Ltd.	68,817	1,597,892
	Fuyo General Lease Co., Ltd.	2,900	180,884
	Glory, Ltd.	27,200	775,835
	GMO internet, Inc.	31,700	607,679
	GMO Payment Gateway, Inc.	11,800	758,779
#	Goldwin, Inc.	11,000	667,450
*	GungHo Online Entertainment, Inc.	18,619	338,722
	Hachijuni Bank, Ltd. (The)	212,800	812,796
	Hakuhodo DY Holdings, Inc.	83,100	1,177,447
	Hamamatsu Photonics KK	28,600	1,209,244
	Hankyu Hanshin Holdings, Inc.	77,300	3,136,224
#	Harmonic Drive Systems, Inc.	7,200	320,374
	Haseko Corp.	275,600	3,593,257
	Heiwa Corp.	31,800	657,292
	Hikari Tsushin, Inc.	6,000	1,474,823
	Hino Motors, Ltd.	174,200	1,631,200
	Hirose Electric Co., Ltd.	7,500	930,219
	HIS Co., Ltd.	16,200	372,178
	Hisamitsu Pharmaceutical Co., Inc.	11,800	596,723

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hitachi Capital Corp.	54,600	$1,477,895
	Hitachi Chemical Co., Ltd.	32,800	1,373,113
	Hitachi Construction Machinery Co., Ltd.	75,800	2,031,284
	Hitachi High-Technologies Corp.	21,865	1,563,346
	Hitachi Metals, Ltd.	97,000	1,490,833
	Hitachi Transport System, Ltd.	26,015	746,834
	Hitachi, Ltd.	297,615	11,335,408
	Honda Motor Co., Ltd., Sponsored ADR	87,648	2,243,789
	Honda Motor Co., Ltd.	389,069	9,950,589
	Horiba, Ltd.	21,200	1,311,303
	Hoshizaki Corp.	11,200	1,030,309
	House Foods Group, Inc.	16,100	510,495
	Hoya Corp.	116,700	11,168,822
	Hulic Co., Ltd.	87,500	1,060,903
	Ibiden Co., Ltd.	54,900	1,264,572
	Idemitsu Kosan Co., Ltd.	116,939	2,918,594
	IHI Corp.	136,500	3,232,800
	Iida Group Holdings Co., Ltd.	62,550	1,054,206
	Infomart Corp.	91,200	721,426
	Inpex Corp.	313,617	2,927,354
	Isetan Mitsukoshi Holdings, Ltd.	153,480	1,198,230
	Isuzu Motors, Ltd.	352,993	3,458,431
	Ito En, Ltd.	19,100	927,492
	ITOCHU Corp.	312,500	7,300,302
	Itochu Techno-Solutions Corp.	18,300	538,913
	Itoham Yonekyu Holdings, Inc.	71,000	446,353
	Iwatani Corp.	17,400	579,840
	Iyo Bank, Ltd. (The)	127,800	659,527
	Izumi Co., Ltd.	27,100	854,176
#	J Front Retailing Co., Ltd.	114,900	1,383,035
	Japan Airlines Co., Ltd.	35,100	987,378
	Japan Airport Terminal Co., Ltd.	23,200	1,069,268
	Japan Exchange Group, Inc.	167,200	2,996,462
	Japan Post Holdings Co., Ltd.	324,590	2,952,688
	Japan Tobacco, Inc.	369,000	7,802,305
	JCR Pharmaceuticals Co., Ltd.	5,700	488,926
	JFE Holdings, Inc.	220,013	2,605,368
	JGC Holdings Corp.	99,200	1,425,119
	JSR Corp.	90,000	1,602,992
	JTEKT Corp.	154,260	1,635,769
	Justsystems Corp.	14,900	810,967
	JXTG Holdings, Inc.	854,870	3,635,913
	Kagome Co., Ltd.	25,000	616,122
	Kajima Corp.	275,800	3,498,902
	Kakaku.com, Inc.	38,000	992,727
	Kaken Pharmaceutical Co., Ltd.	18,800	991,355
	Kamigumi Co., Ltd.	54,400	1,162,398
	Kandenko Co., Ltd.	50,400	474,616
	Kaneka Corp.	34,800	1,066,935
	Kansai Electric Power Co., Inc. (The)	178,800	2,006,641
	Kansai Mirai Financial Group, Inc.	44,467	256,518
	Kansai Paint Co., Ltd.	40,100	959,910
	Kao Corp.	150,900	12,035,353
	Kawasaki Heavy Industries, Ltd.	115,600	2,279,025
	KDDI Corp.	633,700	19,149,814
	Keihan Holdings Co., Ltd.	27,700	1,252,622
	Keikyu Corp.	50,900	936,964
	Keio Corp.	26,400	1,510,079
	Keisei Electric Railway Co., Ltd.	27,700	1,002,104

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kewpie Corp.	39,100	$815,446
	Keyence Corp.	39,004	13,111,462
	Kikkoman Corp.	22,400	1,085,451
	Kinden Corp.	60,200	1,025,803
	Kintetsu Group Holdings Co., Ltd.	43,128	2,272,986
	Kirin Holdings Co., Ltd.	266,000	5,842,028
	Kobayashi Pharmaceutical Co., Ltd.	10,200	821,292
	Kobe Bussan Co., Ltd.	25,000	956,973
	Kobe Steel, Ltd.	276,592	1,263,059
#	Koei Tecmo Holdings Co., Ltd.	15,140	397,507
	Koito Manufacturing Co., Ltd.	42,600	1,848,687
	Kokuyo Co., Ltd.	49,400	730,172
	Komatsu, Ltd.	370,000	8,181,077
	Konami Holdings Corp.	32,400	1,254,769
	Konica Minolta, Inc.	338,900	2,068,685
	Kose Corp.	9,390	1,209,066
	Kotobuki Spirits Co., Ltd.	9,100	600,847
	K's Holdings Corp.	105,756	1,284,171
	Kubota Corp.	256,500	4,016,684
	Kuraray Co., Ltd.	211,900	2,547,140
	Kurita Water Industries, Ltd.	59,600	1,742,907
#	Kusuri no Aoki Holdings Co., Ltd.	6,500	391,372
	Kyocera Corp.	69,515	4,567,576
	Kyoritsu Maintenance Co., Ltd.	16,600	664,280
	Kyowa Exeo Corp.	44,800	1,118,377
	Kyowa Kirin Co., Ltd.	45,900	1,079,074
	Kyudenko Corp.	29,800	860,043
	Kyushu Electric Power Co., Inc.	99,400	818,538
#	Kyushu Financial Group, Inc.	192,800	804,991
	Kyushu Railway Co.	32,400	1,060,106
	Lasertec Corp.	31,900	1,561,702
	Lawson, Inc.	20,000	1,157,564
#*	LINE Corp.	9,300	458,266
	Lion Corp.	49,100	932,737
	LIXIL Group Corp.	91,040	1,513,760
	M3, Inc.	132,200	3,847,715
	Mabuchi Motor Co., Ltd.	21,900	797,973
	Maeda Corp.	10,200	97,362
#	Maeda Road Construction Co., Ltd.	34,600	1,169,479
	Makita Corp., Sponsored ADR	2,260	86,332
#	Makita Corp.	49,300	1,885,702
	Mani, Inc.	24,000	602,383
	Marubeni Corp.	312,900	2,248,378
	Marui Group Co., Ltd.	63,900	1,477,874
	Maruichi Steel Tube, Ltd.	27,000	749,174
#	Matsui Securities Co., Ltd.	54,900	447,868
	Matsumotokiyoshi Holdings Co., Ltd.	37,000	1,479,499
	Mazda Motor Corp.	227,399	1,908,740
	McDonald's Holdings Co. Japan, Ltd.	16,800	798,529
	Mebuki Financial Group, Inc.	429,049	950,807
	Medipal Holdings Corp.	59,050	1,251,268
	Megmilk Snow Brand Co., Ltd.	19,700	460,712
	MEIJI Holdings Co., Ltd.	45,512	3,202,852
	Minebea Mitsumi, Inc.	152,500	2,962,464
	MISUMI Group, Inc.	59,700	1,481,354
	Mitsubishi Chemical Holdings Corp.	744,390	5,379,685
	Mitsubishi Corp.	274,300	7,031,850
	Mitsubishi Electric Corp.	473,900	6,570,693
	Mitsubishi Estate Co., Ltd.	247,253	4,842,317

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Gas Chemical Co., Inc.	81,900	$1,239,961
	Mitsubishi Heavy Industries, Ltd.	95,000	3,465,350
	Mitsubishi Logistics Corp.	32,600	825,942
	Mitsubishi Materials Corp.	53,400	1,343,047
	Mitsubishi Motors Corp.	353,999	1,318,906
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,275,950	6,558,383
	Mitsubishi UFJ Financial Group, Inc.	1,231,072	6,321,083
	Mitsubishi UFJ Lease & Finance Co., Ltd.	368,600	2,308,763
	Mitsui & Co., Ltd., Sponsored ADR	2,528	890,261
	Mitsui & Co., Ltd.	282,255	5,020,077
	Mitsui Chemicals, Inc.	128,800	2,828,607
	Mitsui Fudosan Co., Ltd.	165,900	4,393,945
	Mitsui OSK Lines, Ltd.	70,700	1,699,971
	Miura Co., Ltd.	19,500	675,444
	Mizuho Financial Group, Inc.	4,401,830	6,527,608
	Mizuho Financial Group, Inc., ADR	269,746	809,238
	Mochida Pharmaceutical Co., Ltd.	7,200	269,530
	MonotaRO Co., Ltd.	38,200	916,331
	Morinaga & Co., Ltd.	19,499	936,029
	Morinaga Milk Industry Co., Ltd.	26,200	1,001,893
	MS&AD Insurance Group Holdings, Inc.	108,195	3,593,445
	Murata Manufacturing Co., Ltd.	155,600	8,809,262
	Nabtesco Corp.	49,500	1,418,409
	Nagase & Co., Ltd.	53,200	731,907
	Nagoya Railroad Co., Ltd.	45,300	1,329,023
	Nakanishi, Inc.	22,800	406,714
	Nankai Electric Railway Co., Ltd.	41,500	1,071,195
	NEC Corp.	77,555	3,452,215
	NET One Systems Co., Ltd.	36,900	608,394
*	Nexon Co., Ltd.	92,400	1,251,367
	NGK Insulators, Ltd.	117,000	1,961,701
	NGK Spark Plug Co., Ltd.	90,600	1,591,968
	NH Foods, Ltd.	27,500	1,207,170
	NHK Spring Co., Ltd.	140,800	1,133,649
	Nichirei Corp.	56,200	1,358,596
	Nidec Corp.	43,600	5,483,602
	Nidec Corp., Sponsored ADR	29,143	924,999
#	Nifco, Inc.	54,600	1,430,813
	Nihon Kohden Corp.	30,100	882,184
	Nihon M&A Center, Inc.	54,500	1,559,104
	Nihon Unisys, Ltd.	33,400	1,018,523
	Nikkon Holdings Co., Ltd.	33,500	772,929
	Nikon Corp.	164,500	1,986,335
	Nintendo Co., Ltd.	20,800	7,651,397
	Nippo Corp.	28,200	691,869
	Nippon Electric Glass Co., Ltd.	46,000	888,630
	Nippon Express Co., Ltd.	52,300	2,725,302
	Nippon Kayaku Co., Ltd.	74,100	868,910
	Nippon Paint Holdings Co., Ltd.	30,400	1,453,157
	Nippon Paper Industries Co., Ltd.	61,500	1,000,845
	Nippon Shinyaku Co., Ltd.	6,400	567,414
	Nippon Shokubai Co., Ltd.	15,200	891,193
	Nippon Steel Corp.	155,742	2,160,994
	Nippon Suisan Kaisha, Ltd.	247,400	1,349,169
	Nippon Telegraph & Telephone Corp.	353,400	9,010,652
	Nippon Yusen K.K.	92,400	1,471,371
	Nipro Corp.	128,000	1,457,303
	Nishi-Nippon Railroad Co., Ltd.	22,900	529,230
	Nissan Chemical Corp.	33,200	1,371,954

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissan Motor Co., Ltd.	775,900	$4,210,262
	Nisshin Seifun Group, Inc.	43,270	738,833
	Nisshinbo Holdings, Inc.	500	4,299
	Nissin Foods Holdings Co., Ltd.	13,200	990,774
	Nitori Holdings Co., Ltd.	22,300	3,465,441
	Nitto Denko Corp.	84,200	4,680,517
	Noevir Holdings Co., Ltd.	2,800	127,518
#	NOF Corp.	33,800	1,100,264
	NOK Corp.	42,580	567,106
	Nomura Holdings, Inc.	375,900	1,924,384
	Nomura Holdings, Inc., Sponsored ADR	322,870	1,659,552
	Nomura Real Estate Holdings, Inc.	56,700	1,396,294
	Nomura Research Institute, Ltd.	102,234	2,249,729
	NS Solutions Corp.	13,100	384,782
	NSK, Ltd.	237,253	1,978,973
	NTT Data Corp.	194,600	2,733,587
	NTT DOCOMO, Inc.	481,328	13,675,676
	Obayashi Corp.	457,700	5,019,584
	OBIC Business Consultants Co., Ltd.	4,200	160,836
	Obic Co., Ltd.	13,300	1,812,278
	Odakyu Electric Railway Co., Ltd.	67,700	1,501,683
	Oji Holdings Corp.	620,600	3,153,018
	OKUMA Corp.	15,300	697,104
	Olympus Corp.	370,800	5,991,104
	Omron Corp.	45,200	2,588,373
	Ono Pharmaceutical Co., Ltd.	57,700	1,328,648
	Open House Co., Ltd.	39,400	1,047,385
	Oracle Corp.	12,300	1,064,658
	Orient Corp.	302,600	465,002
	Oriental Land Co., Ltd.	40,100	5,222,422
	ORIX Corp.	443,400	7,490,118
	Osaka Gas Co., Ltd.	85,500	1,446,819
	OSG Corp.	38,200	643,033
	Otsuka Corp.	27,600	1,076,258
	Otsuka Holdings Co., Ltd.	66,700	2,963,174
	PALTAC Corp.	8,600	402,415
	Pan Pacific International Holdings Corp.	104,400	1,684,679
	Panasonic Corp.	821,487	8,163,950
	Panasonic Corp., Sponsored ADR	106,991	1,066,700
	Park24 Co., Ltd.	55,800	1,401,288
*	PeptiDream, Inc.	17,900	847,344
	Persol Holdings Co., Ltd.	53,400	954,694
	Pigeon Corp.	37,500	1,323,455
	Pilot Corp.	15,100	589,494
	Pola Orbis Holdings, Inc.	23,800	515,621
*	Rakuten, Inc.	378,913	2,923,106
	Recruit Holdings Co., Ltd.	337,500	13,154,493
	Relo Group, Inc.	37,500	1,001,395
*	Renesas Electronics Corp.	346,600	2,180,572
	Rengo Co., Ltd.	115,100	806,512
	Resona Holdings, Inc.	831,931	3,430,756
	Resorttrust, Inc.	23,500	368,770
	Ricoh Co., Ltd.	304,000	3,449,318
	Rinnai Corp.	14,200	1,012,204
#	Rohm Co., Ltd.	32,162	2,313,588
	Rohto Pharmaceutical Co., Ltd.	34,000	941,145
#	Ryohin Keikaku Co., Ltd.	77,000	1,287,333
	Sankyo Co., Ltd.	22,500	755,914
	Sankyu, Inc.	32,600	1,607,378

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Santen Pharmaceutical Co., Ltd.	83,400	$1,555,457
	Sanwa Holdings Corp.	109,100	1,147,631
#	Sapporo Holdings, Ltd.	47,800	1,155,726
	Sawai Pharmaceutical Co., Ltd.	22,000	1,429,682
	SBI Holdings, Inc.	95,650	2,217,225
	SCREEN Holdings Co., Ltd.	19,700	1,023,187
	SCSK Corp.	18,100	970,096
	Secom Co., Ltd.	43,400	3,808,463
	Sega Sammy Holdings, Inc.	72,248	983,817
	Seibu Holdings, Inc.	133,600	2,082,498
	Seiko Epson Corp.	161,900	2,367,328
	Seino Holdings Co., Ltd.	74,000	945,881
	Sekisui Chemical Co., Ltd.	215,600	3,590,910
	Sekisui House, Ltd.	174,760	3,757,716
	Seria Co., Ltd.	19,600	539,376
	Seven & I Holdings Co., Ltd.	272,976	10,466,804
	Seven Bank, Ltd.	358,300	1,071,516
	Sharp Corp.	57,699	782,696
	Shikoku Electric Power Co., Inc.	60,700	514,768
	Shimadzu Corp.	51,300	1,439,731
#	Shimamura Co., Ltd.	12,354	928,196
	Shimano, Inc.	14,400	2,207,915
	Shimizu Corp.	314,800	3,228,851
	Shin-Etsu Chemical Co., Ltd.	97,600	11,161,893
	Shinsei Bank, Ltd.	70,500	1,079,440
	Shionogi & Co., Ltd.	65,100	3,871,764
	Ship Healthcare Holdings, Inc.	24,000	1,076,079
	Shiseido Co., Ltd.	115,900	7,461,713
	Shizuoka Bank, Ltd. (The)	178,370	1,252,221
	SHO-BOND Holdings Co., Ltd.	12,000	489,925
#	Showa Denko K.K.	130,300	3,115,819
#	Skylark Holdings Co., Ltd.	121,900	2,232,503
	SMC Corp.	8,100	3,496,520
	SMS Co., Ltd.	32,900	814,881
	Softbank Corp.	194,100	2,662,875
	SoftBank Group Corp.	657,976	26,565,488
	Sohgo Security Services Co., Ltd.	23,800	1,235,248
	Sojitz Corp.	516,500	1,625,731
	Sompo Holdings, Inc.	75,194	2,809,534
	Sony Corp.	385,400	26,949,804
#	Sony Corp., Sponsored ADR	25,884	1,816,539
	Sony Financial Holdings, Inc.	32,100	739,075
	Sotetsu Holdings, Inc.	28,644	765,533
	Square Enix Holdings Co., Ltd.	20,300	996,517
	Stanley Electric Co., Ltd.	73,600	1,895,570
	Subaru Corp.	177,686	4,444,370
	Sugi Holdings Co., Ltd.	17,500	876,786
#	SUMCO Corp.	154,000	2,354,868
	Sumitomo Bakelite Co., Ltd.	16,700	600,271
	Sumitomo Chemical Co., Ltd.	940,248	3,995,300
	Sumitomo Corp.	238,100	3,541,658
	Sumitomo Dainippon Pharma Co., Ltd.	56,600	971,615
	Sumitomo Electric Industries, Ltd.	270,800	3,610,204
	Sumitomo Forestry Co., Ltd.	122,300	1,698,265
	Sumitomo Heavy Industries, Ltd.	88,500	2,318,424
	Sumitomo Metal Mining Co., Ltd.	92,136	2,619,468
	Sumitomo Mitsui Financial Group, Inc.	267,340	9,399,510
	Sumitomo Mitsui Trust Holdings, Inc.	65,640	2,420,152
	Sumitomo Osaka Cement Co., Ltd.	21,400	870,045

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Realty & Development Co., Ltd.	87,900	$3,236,083
	Sumitomo Rubber Industries, Ltd.	191,600	2,105,166
	Sundrug Co., Ltd.	40,700	1,379,246
	Suntory Beverage & Food, Ltd.	35,900	1,519,944
	Sushiro Global Holdings, Ltd.	10,200	855,961
	Suzuken Co., Ltd.	25,438	975,291
	Suzuki Motor Corp.	145,900	6,675,763
	Sysmex Corp.	49,600	3,548,396
	T&D Holdings, Inc.	238,300	2,540,110
	Taiheiyo Cement Corp.	105,300	2,834,134
	Taisei Corp.	119,100	4,754,917
	Taisho Pharmaceutical Holdings Co., Ltd.	10,400	734,718
	Taiyo Nippon Sanso Corp.	67,200	1,472,953
#	Taiyo Yuden Co., Ltd.	79,700	2,298,143
	Takara Bio, Inc.	9,500	177,109
	Takara Holdings, Inc.	6,200	54,668
	Takashimaya Co., Ltd.	78,600	840,417
	Takeda Pharmaceutical Co., Ltd.	267,352	10,267,221
	TDK Corp.	52,634	5,572,652
	TechnoPro Holdings, Inc.	17,600	1,165,410
	Teijin, Ltd.	186,000	3,325,457
	Terumo Corp.	180,200	6,486,435
	THK Co., Ltd.	93,500	2,331,043
	TIS, Inc.	24,100	1,447,839
	Tobu Railway Co., Ltd.	44,800	1,578,167
	Toda Corp.	116,900	749,724
	Toei Animation Co., Ltd.	3,800	182,100
	Toei Co., Ltd.	3,100	428,087
	Toho Co., Ltd.	25,600	943,072
	Toho Gas Co., Ltd.	16,400	633,565
	Toho Holdings Co., Ltd.	26,000	533,953
	Tohoku Electric Power Co., Inc.	106,900	1,001,976
#	Tokai Carbon Co., Ltd.	165,300	1,493,945
	Tokai Rika Co., Ltd.	13,500	229,435
	Tokio Marine Holdings, Inc.	144,381	7,837,173
	Tokuyama Corp.	22,500	570,622
	Tokyo Broadcasting System Holdings, Inc.	17,600	304,400
	Tokyo Century Corp.	30,000	1,526,084
*	Tokyo Electric Power Co. Holdings, Inc.	341,100	1,350,717
#	Tokyo Electron, Ltd.	47,700	10,491,426
	Tokyo Gas Co., Ltd.	94,000	2,066,683
	Tokyo Tatemono Co., Ltd.	125,819	2,032,908
	Tokyu Corp.	116,518	2,053,305
	Tokyu Fudosan Holdings Corp.	341,400	2,406,643
	Toppan Printing Co., Ltd.	104,000	2,072,723
	Toray Industries, Inc.	473,293	3,096,903
	Toshiba Corp.	44,000	1,406,256
	Toshiba TEC Corp.	12,800	501,233
	Tosoh Corp.	213,000	3,004,346
	TOTO, Ltd.	47,400	1,926,074
	Toyo Seikan Group Holdings, Ltd.	72,900	1,233,293
	Toyo Suisan Kaisha, Ltd.	16,200	678,714
	Toyo Tire Corp	94,900	1,186,282
	Toyoda Gosei Co., Ltd.	65,500	1,486,102
	Toyota Boshoku Corp.	57,300	827,254
	Toyota Industries Corp.	27,600	1,492,816
	Toyota Motor Corp., Sponsored ADR	88,432	12,277,899
	Toyota Motor Corp.	669,423	46,543,414
	Toyota Tsusho Corp.	72,060	2,491,262

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Trend Micro, Inc., Sponsored ADR	777	$40,497
*	Trend Micro, Inc.	37,700	1,969,840
	TS Tech Co., Ltd.	38,200	1,049,826
	Tsumura & Co.	25,300	687,152
	Tsuruha Holdings, Inc.	12,100	1,481,061
	TV Asahi Holdings Corp.	13,100	249,876
	Ube Industries, Ltd.	93,655	1,879,751
	Ulvac, Inc.	23,800	858,557
	Unicharm Corp.	122,600	4,195,818
	Universal Entertainment Corp.	13,700	401,726
	USS Co., Ltd.	62,300	1,130,721
	Wacoal Holdings Corp.	21,000	558,983
	Welcia Holdings Co., Ltd.	14,200	779,774
	West Japan Railway Co.	41,900	3,545,151
	Workman Co., Ltd.	5,400	435,154
	Yakult Honsha Co., Ltd.	20,600	1,036,084
	Yamada Denki Co., Ltd.	249,000	1,255,025
	Yamaguchi Financial Group, Inc.	107,100	644,761
	Yamaha Corp.	30,100	1,537,715
	Yamaha Motor Co., Ltd.	202,100	3,750,495
	Yamato Holdings Co., Ltd.	120,500	1,929,599
	Yamato Kogyo Co., Ltd.	21,300	516,031
	Yamazaki Baking Co., Ltd.	61,100	1,162,763
	Yaoko Co., Ltd.	11,500	588,383
#	Yaskawa Electric Corp.	75,100	2,570,804
	Yokogawa Electric Corp.	56,300	979,622
	Yokohama Rubber Co., Ltd. (The)	101,500	1,725,218
	Z Holdings Corp.	738,900	2,934,864
	Zenkoku Hosho Co., Ltd.	31,700	1,356,245
#	Zensho Holdings Co., Ltd.	43,100	912,676
	Zeon Corp.	125,900	1,336,910
	ZOZO, Inc.	59,700	994,348
TOTAL JAPAN			1,194,511,315
NETHERLANDS — (3.3%)
	ABN AMRO Bank NV	174,209	3,032,187
	Aegon NV	753,919	3,053,294
	Aegon NV	140,928	565,122
	Akzo Nobel NV	74,601	7,039,899
*	Altice Europe NV, Class B	19,902	129,697
	ArcelorMittal SA	112,814	1,657,013
	ArcelorMittal SA	176,783	2,591,648
	ASML Holding NV	39,407	11,058,991
	ASML Holding NV	72,895	20,458,711
	ASR Nederland NV	13,313	495,364
	Coca-Cola European Partners P.L.C.	96,889	5,176,571
	GrandVision NV	36,650	1,122,821
	Heineken NV	89,477	9,735,722
#	ING Groep NV, Sponsored ADR	146,149	1,588,640
	ING Groep NV	662,682	7,194,875
	Koninklijke Ahold Delhaize NV	790,492	19,399,817
	Koninklijke DSM NV	71,542	8,707,056
	Koninklijke KPN NV	1,783,605	4,997,369
	Koninklijke Philips NV	168,135	7,700,151
#	Koninklijke Philips NV	118,908	5,443,608
	Koninklijke Vopak NV	25,918	1,387,810
	NN Group NV	130,856	4,541,816
*	OCI NV	24,400	420,322
*	Prosus N.V.	91,061	6,568,562

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Randstad NV	98,840	$5,676,973
	Unilever NV	225,650	13,150,882
	Unilever NV	268,265	15,653,844
	Wolters Kluwer NV	105,633	7,937,421
TOTAL NETHERLANDS			176,486,186
NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd.	223,504	2,141,421
#	Air New Zealand, Ltd.	599,167	1,088,273
#	Auckland International Airport, Ltd.	205,024	1,141,190
#	Contact Energy, Ltd.	164,077	785,361
	EBOS Group, Ltd.	65,578	1,006,582
	Fisher & Paykel Healthcare Corp., Ltd.	154,697	2,314,073
	Fletcher Building, Ltd.	365,964	1,306,208
#*	Fonterra Co-operative Group, Ltd.	22,004	57,472
	Genesis Energy, Ltd.	163,965	332,504
	Infratil, Ltd.	107,811	376,429
	Mainfreight, Ltd.	45,448	1,213,265
	Mercury NZ, Ltd.	182,060	613,342
	Meridian Energy, Ltd.	295,788	1,016,455
#	Port of Tauranga, Ltd.	117,073	570,520
	Ryman Healthcare, Ltd.	151,158	1,602,535
	SKYCITY Entertainment Group, Ltd.	144,558	338,641
#	Spark New Zealand, Ltd.	1,153,985	3,456,327
	Vector, Ltd.	65,942	154,821
TOTAL NEW ZEALAND			19,515,419
NORWAY — (0.7%)
#*	Adevinta ASA, Class B	44,242	539,795
	Aker ASA, Class A	6,458	356,172
	Aker BP ASA	43,699	1,230,884
	Bakkafrost P/F	16,259	1,156,819
	DNB ASA	208,727	3,649,084
	DNO ASA	66,199	65,701
	Entra ASA	44,828	765,033
	Equinor ASA	422,492	7,624,955
	Equinor ASA, Sponsored ADR	38,744	704,366
	Gjensidige Forsikring ASA	48,390	1,054,624
	Golar LNG, Ltd.	6,906	66,436
	Kongsberg Gruppen ASA	23,737	368,378
	Leroy Seafood Group ASA	93,309	605,409
#	Mowi ASA	131,417	3,134,528
	Norsk Hydro ASA	567,565	1,773,836
	Orkla ASA	185,305	1,788,895
	Salmar ASA	16,472	805,665
#	Schibsted ASA, Class A	21,794	656,272
	Schibsted ASA, Class B	22,179	626,477
	SpareBank 1 SR-Bank ASA	91,820	976,844
	Storebrand ASA	255,814	1,965,359
	Subsea 7 SA	118,374	1,265,536
	Telenor ASA	230,518	4,165,702
	TGS NOPEC Geophysical Co. ASA	62,631	1,591,942
	Tomra Systems ASA	35,649	1,049,323
	Yara International ASA	36,728	1,333,793
TOTAL NORWAY			39,321,828
PORTUGAL — (0.2%)
	EDP - Energias de Portugal SA	565,257	2,834,725

Large Cap International Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	EDP Renovaveis SA	77,303	$1,027,177
	Galp Energia SGPS SA	227,055	3,430,923
	Jeronimo Martins SGPS SA	109,443	1,883,284
TOTAL PORTUGAL			9,176,109
SINGAPORE — (1.0%)
	CapitaLand, Ltd.	989,750	2,608,164
	City Developments, Ltd.	176,500	1,360,344
	ComfortDelGro Corp., Ltd.	855,100	1,352,628
	Dairy Farm International Holdings, Ltd.	104,600	537,362
	DBS Group Holdings, Ltd.	469,489	8,648,478
	Frasers Property, Ltd.	50,400	62,800
	Genting Singapore, Ltd.	1,699,000	1,063,301
	Golden Agri-Resources, Ltd.	2,410,200	368,561
#	Great Eastern Holdings, Ltd.	13,000	206,004
	Hongkong Land Holdings, Ltd.	286,100	1,518,606
	Hutchison Port Holdings Trust	378,400	60,399
	Jardine Cycle & Carriage, Ltd.	35,710	759,278
	Keppel Corp., Ltd.	597,300	2,903,071
	Olam International, Ltd.	331,700	436,057
	Oversea-Chinese Banking Corp., Ltd.	858,166	6,753,000
	SATS, Ltd.	354,536	1,180,077
	Sembcorp Industries, Ltd.	441,620	680,841
*	Sembcorp Marine, Ltd.	80,300	67,558
	Singapore Airlines, Ltd.	447,600	2,790,349
	Singapore Exchange, Ltd.	277,700	1,761,831
#	Singapore Press Holdings, Ltd.	335,500	492,976
	Singapore Technologies Engineering, Ltd.	511,600	1,532,341
	Singapore Telecommunications, Ltd.	2,444,350	5,881,741
	StarHub, Ltd.	75,300	79,405
	United Industrial Corp., Ltd.	92,395	190,249
	United Overseas Bank, Ltd.	363,865	6,786,856
	UOL Group, Ltd.	248,987	1,446,384
	Venture Corp., Ltd.	144,300	1,703,961
	Wilmar International, Ltd.	327,500	932,586
	Yangzijiang Shipbuilding Holdings Ltd.	1,067,700	732,899
TOTAL SINGAPORE			54,898,107
SPAIN — (2.4%)
#	Acciona SA	11,555	1,311,565
	ACS Actividades de Construccion y Servicios SA	109,504	3,640,675
	Aena SME SA	26,194	4,847,988
	Amadeus IT Group SA	141,600	11,102,299
	Banco Bilbao Vizcaya Argentaria SA	1,522,946	7,883,672
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	8,479	43,412
	Banco de Sabadell SA	2,019,998	1,820,111
	Banco Santander SA	4,226,484	16,656,114
#	Bankia SA	633,682	1,151,605
	Bankinter SA	326,976	2,120,308
	CaixaBank SA	1,153,276	3,370,760
#	Cellnex Telecom SA	78,660	3,912,167
	Enagas SA	136,292	3,672,227
	Endesa SA	115,272	3,165,034
	Ferrovial SA	82,832	2,631,182
	Fomento de Construcciones y Contratas SA	6,778	84,366
#	Grifols SA	131,504	4,416,590
	Iberdrola S.A.	2,031,389	22,226,115
	Industria de Diseno Textil SA	290,662	9,774,110

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Mapfre SA	475,101	$1,215,857
	Naturgy Energy Group SA	110,584	2,916,627
	Red Electrica Corp. SA	159,052	3,182,034
	Repsol SA	453,225	6,237,628
	Siemens Gamesa Renewable Energy SA	53,846	858,230
#	Telefonica SA, Sponsored ADR	387,745	2,609,524
	Telefonica SA	1,098,788	7,431,879
TOTAL SPAIN			128,282,079
SWEDEN — (2.5%)
	AAK AB	48,753	916,114
#	Alfa Laval AB	128,609	3,210,482
	Assa Abloy AB, Class B	158,145	3,753,775
	Atlas Copco AB, Class A	197,981	7,007,342
	Atlas Copco AB, Class B	114,129	3,547,518
	Axfood AB	49,605	1,028,559
	Beijer Ref AB	8,596	258,568
	BillerudKorsnas AB	91,192	1,171,805
	Boliden AB	200,783	4,766,632
	Castellum AB	60,598	1,488,672
	Dometic Group AB	151,341	1,376,365
	Electrolux AB, Class B	136,052	3,227,564
#	Elekta AB, Class B	99,533	1,140,035
	Epiroc AB, Class A	197,981	2,290,346
	Epiroc AB, Class B	114,129	1,289,851
	Essity AB, Class A	8,605	273,605
	Essity AB, Class B	182,501	5,793,661
	Fabege AB	63,394	1,086,677
*	Fastighets AB Balder, Class B	28,451	1,349,737
	Getinge AB, Class B	98,567	1,678,620
#	Hennes & Mauritz AB, Class B	276,095	6,057,464
	Hexagon AB, Class B	64,180	3,489,066
	Hexpol AB	195,805	1,765,168
	Holmen AB, Class B	48,457	1,434,708
	Hufvudstaden AB, Class A	44,745	886,461
	Husqvarna AB, Class A	12,600	94,802
#	Husqvarna AB, Class B	235,383	1,774,029
	ICA Gruppen AB	26,553	1,167,520
#	Indutrade AB	40,966	1,475,497
#	Intrum AB	37,834	1,048,221
	Kindred Group P.L.C.	36,633	186,248
#	Lifco AB, Class B	12,738	751,226
	Loomis AB, Class B	61,799	2,237,829
	Lundin Petroleum AB	44,955	1,367,292
	Millicom International Cellular SA	35,371	1,670,354
	Nibe Industrier AB, Class B	84,615	1,466,488
	Pandox AB	43,260	964,596
	Peab AB, Class B	143,210	1,437,694
#	Saab AB, Class B	33,771	1,096,470
	Sagax AB, Class B	20,972	322,589
	Sandvik AB	366,694	6,692,784
	Securitas AB, Class B	123,687	1,946,755
	Skandinaviska Enskilda Banken AB, Class A	346,874	3,427,782
	Skanska AB, Class B	167,144	3,868,836
	SKF AB, Class A	5,065	92,676
	SKF AB, Class B	242,907	4,446,320
#	SSAB AB, Class A	117,060	359,665
#	SSAB AB, Class B	310,962	895,131
	Svenska Cellulosa AB SCA, Class A	8,605	88,148

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Svenska Cellulosa AB SCA, Class B	255,094	$2,552,261
	Svenska Handelsbanken AB, Class A	327,903	3,212,533
	Svenska Handelsbanken AB, Class B	3,612	37,677
	Sweco AB, Class B	35,642	1,376,339
	Swedbank AB, Class A	205,856	3,160,657
	Swedish Match AB	42,500	2,402,870
#*	Swedish Orphan Biovitrum AB	42,691	759,840
	Tele2 AB, Class B	157,999	2,383,746
	Telefonaktiebolaget LM Ericsson, Class A	14,581	122,743
	Telefonaktiebolaget LM Ericsson, Class B	444,625	3,495,830
	Telia Co. AB	857,374	3,666,512
	Trelleborg AB, Class B	113,071	1,856,474
	Volvo AB, Class A	86,339	1,476,891
	Volvo AB, Class B	616,018	10,530,045
	Wallenstam AB, Class B	56,247	736,539
TOTAL SWEDEN			136,938,704
SWITZERLAND — (7.9%)
#	ABB, Ltd., Sponsored ADR	27,186	629,909
	ABB, Ltd.	396,716	9,236,316
	Adecco Group AG	111,379	6,525,488
#*	Alcon, Inc.	45,619	2,688,796
*	Alcon, Inc.	124,930	7,380,565
	Baloise Holding AG	27,439	4,957,641
	Banque Cantonale Vaudoise	1,572	1,316,480
	Barry Callebaut AG	1,319	2,913,313
	Chocoladefabriken Lindt & Spruengli AG	43	4,009,400
	Cie Financiere Richemont SA	105,789	7,682,684
	Clariant AG	64,732	1,457,101
	Credit Suisse Group AG	511,982	6,473,985
	Credit Suisse Group AG, Sponsored ADR	9,056	114,196
	Dufry AG	4,963	430,240
#	EMS-Chemie Holding AG	3,321	2,173,069
	Flughafen Zurich AG	6,233	1,082,878
	Geberit AG	11,765	6,208,761
	Givaudan SA	2,997	9,888,515
	Helvetia Holding AG	7,282	1,046,831
	Julius Baer Group, Ltd.	116,197	5,806,089
	Kuehne + Nagel International AG	17,073	2,759,369
	LafargeHolcim, Ltd.	68,259	3,468,976
	LafargeHolcim, Ltd.	29,333	1,486,913
	Logitech International SA	35,440	1,587,619
#	Logitech International SA	29,225	1,304,312
	Lonza Group AG	33,547	13,777,409
	Nestle SA	891,325	98,306,552
	Novartis AG, Sponsored ADR	111,831	10,569,148
	Novartis AG	448,358	42,355,527
	Partners Group Holding AG	5,556	5,086,262
	Roche Holding AG	7,984	2,646,640
	Roche Holding AG	217,168	72,852,991
	Schindler Holding AG	8,122	2,019,312
	SGS SA	1,689	4,885,723
#	Sika AG	39,540	7,110,296
	Sonova Holding AG	18,640	4,674,378
	Straumann Holding AG	3,003	2,862,256
#	Swatch Group AG (The)	11,948	2,997,114
	Swatch Group AG (The)	22,244	1,081,329
	Swiss Life Holding AG	13,954	7,014,316
	Swiss Prime Site AG	35,845	4,376,143

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Re AG	61,772	$6,975,225
#	Swisscom AG	20,522	11,259,668
#	Temenos AG	33,562	5,399,063
	UBS Group AG	406,497	5,048,535
*	UBS Group AG	384,180	4,752,307
	Vifor Pharma AG	22,646	4,173,131
	Zurich Insurance Group AG	34,471	14,309,520
TOTAL SWITZERLAND			427,162,291
UNITED KINGDOM — (14.0%)
	3i Group P.L.C.	346,996	5,047,670
	Admiral Group P.L.C.	78,407	2,334,292
	Anglo American P.L.C.	487,005	12,707,954
	Antofagasta P.L.C.	205,010	2,214,470
	Ashtead Group P.L.C.	198,740	6,414,910
	Associated British Foods P.L.C.	107,686	3,727,407
	AstraZeneca P.L.C., Sponsored ADR	461,956	22,497,257
	AstraZeneca P.L.C.	141,555	13,847,978
	Auto Trader Group P.L.C.	478,489	3,530,666
	AVEVA Group P.L.C.	19,708	1,277,959
	Aviva P.L.C.	1,678,424	8,795,765
	B&M European Value Retail SA	233,993	1,121,988
	BAE Systems P.L.C.	1,120,779	9,316,986
	Barclays P.L.C., Sponsored ADR	859,905	7,567,164
	Barclays P.L.C.	140,557	310,394
	Barratt Developments P.L.C.	388,994	4,118,486
	Bellway P.L.C.	56,002	2,946,594
	Berkeley Group Holdings P.L.C.	79,121	5,464,591
	BHP Group P.L.C., ADR	188,914	8,204,535
	BHP Group P.L.C.	242,396	5,276,137
	BP P.L.C., Sponsored ADR	1,106,581	39,980,790
	BP P.L.C.	1,072,130	6,454,332
	British American Tobacco P.L.C., Sponsored ADR	134,227	5,912,699
	British American Tobacco P.L.C.	342,327	15,094,877
	BT Group P.L.C.	4,756,264	10,093,450
	Bunzl P.L.C.	108,521	2,810,722
	Burberry Group P.L.C.	167,400	4,292,203
	Burford Capital, Ltd.	13,172	109,407
*	Capita P.L.C.	228,530	438,497
	Carnival P.L.C.	22,654	925,228
	Carnival P.L.C., ADR	17,952	737,827
	Centrica P.L.C.	2,744,816	3,076,569
	Cineworld Group P.L.C.	197,402	460,756
	Coca-Cola HBC AG	72,474	2,662,128
	Compass Group P.L.C.	483,762	11,959,663
	Croda International P.L.C.	42,346	2,780,815
	DCC P.L.C.	33,851	2,733,196
	Diageo P.L.C., Sponsored ADR	128,576	20,308,579
	Diageo P.L.C.	169,923	6,719,282
	Direct Line Insurance Group P.L.C.	1,134,710	5,053,839
	DS Smith P.L.C.	757,514	3,396,292
	easyJet P.L.C.	81,288	1,492,165
	Evraz P.L.C.	180,929	840,021
	Experian P.L.C.	293,833	10,227,728
	Ferguson P.L.C.	93,439	8,390,986
	Fresnillo P.L.C.	83,623	730,456
	G4S P.L.C.	566,490	1,457,842
	GlaxoSmithKline P.L.C., Sponsored ADR	430,038	20,125,778
	GlaxoSmithKline P.L.C.	570,253	13,389,204

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Glencore P.L.C.	3,590,575	$10,500,969
	GVC Holdings P.L.C.	200,839	2,322,248
	Halma P.L.C.	187,857	5,214,246
#	Hargreaves Lansdown P.L.C.	82,971	1,883,401
	Hikma Pharmaceuticals P.L.C.	83,568	2,017,946
	Hiscox, Ltd.	89,272	1,544,482
	HomeServe P.L.C.	97,431	1,646,420
	Howden Joinery Group P.L.C.	13,044	118,334
	HSBC Holdings P.L.C.	1,470,795	10,692,946
	HSBC Holdings P.L.C., Sponsored ADR	538,763	19,551,709
	Imperial Brands P.L.C., Sponsored ADR	38,600	993,564
	Imperial Brands P.L.C.	292,519	7,500,838
	Informa P.L.C.	418,567	4,275,660
	InterContinental Hotels Group P.L.C., ADR	1,227	75,350
	InterContinental Hotels Group P.L.C.	39,805	2,451,829
	Intermediate Capital Group P.L.C.	48,936	1,122,316
	International Consolidated Airlines Group SA	376,920	2,824,581
	Intertek Group P.L.C.	51,911	3,938,904
	Investec P.L.C.	420,675	2,321,244
	ITV P.L.C.	2,340,654	4,170,131
	IWG P.L.C.	47,544	276,767
	J Sainsbury P.L.C.	730,808	1,949,251
	JD Sports Fashion P.L.C.	220,487	2,384,393
	John Wood Group P.L.C.	220,842	1,093,145
	Johnson Matthey P.L.C.	68,618	2,352,626
*	Just Eat P.L.C.	178,160	2,022,017
	Kingfisher P.L.C.	1,137,153	3,052,980
	Legal & General Group P.L.C.	2,231,824	8,976,180
*	Liberty Global P.L.C., Class A	6,400	131,321
*	Liberty Global P.L.C., Class C	15,389	299,773
	Lloyds Banking Group P.L.C.	17,745,972	13,247,972
#	Lloyds Banking Group P.L.C., ADR	232,635	688,600
	London Stock Exchange Group P.L.C.	93,036	9,614,394
*	M&G P.L.C.	297,840	939,847
	Marks & Spencer Group P.L.C.	1,143,480	2,651,654
	Meggitt P.L.C.	408,846	3,637,129
	Melrose Industries P.L.C.	1,966,159	6,025,666
	Micro Focus International P.L.C., Sponsored ADR	38,132	510,965
	Micro Focus International P.L.C.	103,681	1,392,382
	Mondi P.L.C.	144,623	2,942,610
	National Grid P.L.C.	351,846	4,674,863
#	National Grid P.L.C., Sponsored ADR	88,483	5,864,670
	Next P.L.C.	44,628	4,055,767
	NMC Health P.L.C.	40,307	685,470
*	Ocado Group P.L.C.	58,650	945,654
	Pearson P.L.C.	140,533	1,048,928
	Pearson P.L.C., Sponsored ADR	113,823	844,567
	Pennon Group P.L.C.	20,727	302,536
	Persimmon P.L.C.	126,154	5,078,720
	Phoenix Group Holdings P.L.C.	244,572	2,441,458
#	Prudential P.L.C., ADR	92,882	3,302,884
#	Prudential P.L.C.	297,840	5,295,705
	Reckitt Benckiser Group P.L.C.	141,672	11,726,659
	RELX P.L.C., Sponsored ADR	185,496	4,923,065
	RELX P.L.C.	170,011	4,510,701
	RELX P.L.C.	217,352	5,753,514
	Rentokil Initial P.L.C.	805,029	4,957,822
	Rightmove P.L.C.	464,177	4,022,808
	Rio Tinto P.L.C.	154,229	8,247,274

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rio Tinto P.L.C., Sponsored ADR	174,125	$9,303,499
	Rolls-Royce Holdings P.L.C.	523,961	4,615,222
	Royal Bank of Scotland Group P.L.C.	473,131	1,355,143
	Royal Bank of Scotland Group P.L.C., Sponsored ADR	252,195	1,442,555
	Royal Dutch Shell P.L.C., Class A	491,594	12,909,435
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	352,746	18,395,717
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	433,725	23,108,868
	Royal Dutch Shell P.L.C., Class B	110,166	2,894,775
	RSA Insurance Group P.L.C.	460,748	3,342,849
	Sage Group P.L.C. (The)	381,312	3,712,313
	Schroders P.L.C.	35,385	1,498,181
	Schroders P.L.C.	16,332	535,973
#	Severn Trent P.L.C.	90,146	3,067,629
	Smith & Nephew P.L.C., Sponsored ADR	15,664	752,053
	Smith & Nephew P.L.C.	264,926	6,374,358
	Smiths Group P.L.C.	110,925	2,466,394
	Spirax-Sarco Engineering P.L.C.	31,450	3,694,586
	SSE P.L.C.	390,947	7,782,103
	St James's Place P.L.C.	217,826	3,276,035
	Standard Chartered P.L.C.	1,053,967	8,764,198
	Standard Life Aberdeen P.L.C.	983,023	3,905,967
	Taylor Wimpey P.L.C.	2,381,197	6,754,082
	Tesco P.L.C.	3,582,602	11,652,477
	Travis Perkins P.L.C.	48,697	994,731
	TUI AG	162,888	1,668,862
#	Unilever P.L.C., Sponsored ADR	274,641	16,415,293
	Unilever P.L.C.	89,128	5,316,603
	United Utilities Group P.L.C.	253,924	3,397,683
	Vodafone Group P.L.C.	5,487,771	10,781,920
	Vodafone Group P.L.C., Sponsored ADR	97,390	1,909,825
	Weir Group P.L.C (The)	81,082	1,438,902
	Whitbread P.L.C.	47,466	2,798,065
	Wm Morrison Supermarkets P.L.C.	1,244,226	2,983,424
#	WPP P.L.C., Sponsored ADR	8,468	526,371
	WPP P.L.C.	604,792	7,519,712
TOTAL UNITED KINGDOM			754,774,192
UNITED STATES — (0.0%)
#	Ovintiv, Inc.	94,747	1,480,889
	Ovintiv, Inc.	111,674	1,740,008
TOTAL UNITED STATES			3,220,897
TOTAL COMMON STOCKS			5,211,830,666
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	23,274	1,297,318
	Fuchs Petrolub SE	34,533	1,530,456
	Henkel AG & Co. KGaA	39,750	4,042,672
	Porsche Automobil Holding SE	63,639	4,291,234
	Sartorius AG	15,004	3,491,637
	Schaeffler AG	64,255	641,017
	Volkswagen AG	83,696	15,016,123
TOTAL GERMANY			30,310,457
TOTAL INVESTMENT SECURITIES (Cost $4,330,888,885)			5,242,141,123

Large Cap International Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	14,019,640	$162,235,270
TOTAL INVESTMENTS — (100.0%)
(Cost $4,493,975,185)^^			$5,404,376,393
As of January 31, 2020, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI EAFE Index	85	03/20/20	$8,508,656	$8,400,125	$(108,531)
S&P 500® Emini Index	240	03/20/20	38,350,329	38,688,000	337,671
Total Futures Contracts			$46,858,985	$47,088,125	$229,140
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,401,980	$328,067,850	—	$332,469,830
Austria	—	10,254,898	—	10,254,898
Belgium	3,112,310	50,852,774	—	53,965,084
Canada	479,264,031	2,638,888	—	481,902,919
China	—	72,161	—	72,161
Denmark	3,679,424	87,540,358	—	91,219,782
Finland	54,041	65,144,548	—	65,198,589
France	7,957,861	522,247,168	—	530,205,029
Germany	8,202,755	365,353,759	—	373,556,514
Hong Kong	688,523	154,097,955	—	154,786,478
Ireland	11,443,223	25,752,204	—	37,195,427
Israel	5,591,752	21,225,480	—	26,817,232
Italy	6,131,953	103,767,643	—	109,899,596
Japan	29,520,906	1,164,990,409	—	1,194,511,315
Netherlands	43,798,611	132,687,575	—	176,486,186
New Zealand	—	19,515,419	—	19,515,419
Norway	770,802	38,551,026	—	39,321,828
Portugal	—	9,176,109	—	9,176,109
Singapore	—	54,898,107	—	54,898,107
Spain	2,652,936	125,629,143	—	128,282,079
Sweden	—	136,938,704	—	136,938,704
Switzerland	20,058,668	407,103,623	—	427,162,291
United Kingdom	234,375,278	520,398,914	—	754,774,192
United States	3,220,897	—	—	3,220,897
Preferred Stocks
Germany	—	30,310,457	—	30,310,457
Securities Lending Collateral	—	162,235,270	—	162,235,270
Futures Contracts**	229,140	—	—	229,140
TOTAL	$865,155,091	$4,539,450,442	—	$5,404,605,533
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.9%)
AUSTRALIA — (6.1%)
*	3P Learning, Ltd.	182,513	$102,539
	A2B Australia, Ltd.	1,289,249	1,264,613
	Accent Group, Ltd.	1,632,618	1,835,362
#	Adairs, Ltd.	407,492	601,768
	Adelaide Brighton, Ltd.	1,654,251	3,994,876
#*	Afterpay, Ltd.	66,655	1,664,504
	AGL Energy, Ltd.	490,894	6,514,758
#*	Ainsworth Game Technology, Ltd.	671,770	328,201
#*	Alkane Resources, Ltd.	2,028,893	1,079,315
	ALS, Ltd.	724,258	4,628,521
	Altium, Ltd.	378,619	9,880,696
#	Alumina, Ltd.	2,044,220	2,944,165
	AMA Group, Ltd.	826,863	501,449
#*	Amaysim Australia, Ltd.	749,916	169,192
	AMP, Ltd.	11,270,843	13,600,504
	Ansell, Ltd.	356,503	7,535,502
	AP Eagers, Ltd.	466,493	2,777,787
	APA Group	1,158,388	8,697,885
	Appen, Ltd.	217,164	3,580,333
#	ARB Corp., Ltd.	233,085	2,866,223
*	Ardent Leisure Group, Ltd.	1,515,614	1,420,853
	Aristocrat Leisure, Ltd.	775,551	18,496,247
#	ARQ Group, Ltd.	318,111	76,677
*	Asaleo Care, Ltd.	2,961,663	2,135,450
	ASX, Ltd.	43,079	2,437,225
	Atlas Arteria, Ltd.	1,917,282	10,325,393
	AUB Group, Ltd.	103,233	894,627
	Aurelia Metals, Ltd.	3,037,660	895,640
	Aurizon Holdings, Ltd.	5,720,332	20,504,553
	AusNet Services	3,480,667	4,101,699
	Austal, Ltd.	1,211,556	3,129,065
	Australia & New Zealand Banking Group, Ltd.	2,279,090	38,795,498
*	Australian Agricultural Co., Ltd.	2,412,882	1,793,227
	Australian Finance Group, Ltd.	324,942	616,429
	Australian Pharmaceutical Industries, Ltd.	2,338,890	2,045,438
	Australian Vintage, Ltd.	112,455	38,061
#	Auswide Bank, Ltd.	34,719	142,741
	AVJennings, Ltd.	297,081	120,717
	Baby Bunting Group, Ltd.	244,513	552,263
#	Bank of Queensland, Ltd.	2,210,214	11,236,928
	Bapcor, Ltd.	980,458	4,097,669
	Beach Energy, Ltd.	11,632,707	20,291,584
#	Bega Cheese, Ltd.	753,691	2,183,732
#	Bendigo & Adelaide Bank, Ltd.	1,730,406	11,948,175
	BHP Group, Ltd.	4,074,214	104,478,725
#	BHP Group, Ltd., Sponsored ADR	623,528	31,868,516
	Bingo Industries, Ltd.	104,020	192,084
#	Blackmores, Ltd.	53,040	3,145,503
#*	Blue Sky Alternative Investments, Ltd.	32,768	1,522
	BlueScope Steel, Ltd.	3,246,436	30,383,293
	Boral, Ltd.	3,771,868	12,430,375
	Brambles, Ltd.	1,144,051	9,555,601
	Bravura Solutions, Ltd.	425,043	1,539,033
	Breville Group, Ltd.	361,893	4,458,144
	Brickworks, Ltd.	436,974	5,775,946

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	BSA, Ltd.	28,427	$7,668
#*	Buru Energy, Ltd.	101,869	11,542
#	BWX, Ltd.	163,312	451,781
	Caltex Australia, Ltd.	1,096,002	24,993,223
#	Capitol Health, Ltd.	1,767,071	305,602
#*	Cardno, Ltd.	1,074,416	282,536
#*	Carnarvon Petroleum, Ltd.	1,228,418	281,905
	carsales.com, Ltd.	1,043,303	11,875,375
*	Cash Converters International, Ltd.	2,116,492	323,638
*	Catapult Group International, Ltd.	170,410	223,472
	Cedar Woods Properties, Ltd.	153,550	817,722
	Challenger, Ltd.	1,224,705	7,250,750
*	Champion Iron, Ltd.	58,221	93,651
	CIMIC Group, Ltd.	137,887	2,667,999
#	Citadel Group, Ltd. (The)	5,352	17,010
	City Chic Collective, Ltd.	122,009	249,268
#	Class, Ltd.	241,974	327,606
	Clean Seas Seafood, Ltd.	36,060	17,747
	Cleanaway Waste Management, Ltd.	9,540,026	12,884,481
#	Clinuvel Pharmaceuticals, Ltd.	42,853	783,096
	Clover Corp., Ltd.	41,173	72,999
	Coca-Cola Amatil, Ltd.	1,319,240	10,482,568
	Cochlear, Ltd.	85,625	13,637,168
	Codan, Ltd.	587,540	2,989,263
	Coles Group, Ltd.	1,682,114	18,457,897
#	Collection House, Ltd.	706,526	501,920
	Collins Foods, Ltd.	678,091	3,856,219
	Commonwealth Bank of Australia	1,329,108	75,250,759
	Computershare, Ltd.	680,298	8,032,993
#*	Cooper Energy, Ltd.	5,863,526	2,185,952
#	Corporate Travel Management, Ltd.	236,294	2,777,210
#	Costa Group Holdings, Ltd.	1,425,533	2,594,500
#	Credit Corp. Group, Ltd.	231,944	5,450,830
	Crown Resorts, Ltd.	641,639	4,987,896
*	CSG, Ltd.	985,916	201,439
	CSL, Ltd.	345,823	71,124,933
	CSR, Ltd.	3,061,776	9,815,459
	Data#3, Ltd.	437,358	1,311,196
	Decmil Group, Ltd.	870,215	236,689
	Dicker Data, Ltd.	120,091	538,567
#	Domain Holdings Australia, Ltd.	720,649	1,805,958
#	Domino's Pizza Enterprises, Ltd.	229,148	8,330,396
	Downer EDI, Ltd.	2,520,894	12,348,721
	DWS, Ltd.	165,951	119,461
#*	Eclipx Group, Ltd.	1,379,567	1,462,973
	Elders, Ltd.	694,236	3,416,005
#*	Electro Optic Systems Holdings, Ltd.	108,450	755,681
*	Ellex Medical Lasers, Ltd.	46,497	26,439
*	Emeco Holdings, Ltd.	9,900	14,920
	Emeco Holdings, Ltd.	962	1,333
*	EML Payments, Ltd.	19,466	67,465
#*	Energy World Corp., Ltd.	6,737,967	321,442
	EQT Holdings, Ltd.	15,236	316,794
	Estia Health, Ltd.	1,180,130	1,928,051
	Euroz, Ltd.	112,543	80,545
	EVENT Hospitality and Entertainment, Ltd.	457,642	3,933,812
	Evolution Mining, Ltd.	6,952,626	17,547,248
#*	FAR, Ltd.	4,786,609	130,662
	Finbar Group, Ltd.	5,532	3,186

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Fleetwood Corp., Ltd.	322,583	$450,379
	FlexiGroup, Ltd.	1,528,601	2,122,531
	Flight Centre Travel Group, Ltd.	192,237	5,006,934
	Fortescue Metals Group, Ltd.	7,768,488	57,547,597
	G8 Education, Ltd.	2,051,261	2,601,872
#*	Galaxy Resources, Ltd.	845,048	567,954
#*	Galilee Energy, Ltd.	233,197	92,114
#	Genworth Mortgage Insurance Australia, Ltd.	1,269,131	3,093,085
*	Gold Road Resources, Ltd.	1,899,000	1,828,812
#*	GrainCorp, Ltd., Class A	1,135,294	6,301,439
#	Grange Resources, Ltd.	2,046,058	320,688
*	Greenland Minerals, Ltd.	413,383	34,096
#	GUD Holdings, Ltd.	351,019	2,791,543
#	GWA Group, Ltd.	1,427,002	3,389,333
	Hansen Technologies, Ltd.	719,947	1,758,913
#	Harvey Norman Holdings, Ltd.	3,134,350	8,795,833
	Healius, Ltd.	8,510,796	16,658,434
*	Highfield Resources, Ltd.	276,159	139,782
*	Horizon Oil, Ltd.	1,463,538	121,216
#	HT&E, Ltd.	1,371,373	1,558,848
	HUB24, Ltd.	20,868	149,768
	Huon Aquaculture Group, Ltd.	32,032	96,243
	IDP Education, Ltd.	450,489	5,244,331
	IGO, Ltd.	2,305,733	9,312,204
	Iluka Resources, Ltd.	340,216	2,176,055
	Imdex, Ltd.	1,184,969	1,145,371
*	IMF Bentham, Ltd.	774,121	2,437,320
	Incitec Pivot, Ltd.	5,196,470	11,282,821
	Infigen Energy	3,173,465	1,666,060
	Infomedia, Ltd.	1,300,437	1,762,549
#	Inghams Group, Ltd.	1,236,578	2,905,836
	Insurance Australia Group, Ltd.	2,491,177	11,713,755
*	Intega Group, Ltd.	1,074,416	307,197
	Integral Diagnostics, Ltd.	190,752	513,086
	Integrated Research, Ltd.	399,026	783,565
#	InvoCare, Ltd.	546,116	4,867,253
#	IOOF Holdings, Ltd.	1,066,414	5,556,769
	IPH, Ltd.	1,111,874	6,730,750
	IRESS, Ltd.	486,455	4,494,733
#*	iSelect, Ltd.	1,542,077	520,811
#*	iSentia Group, Ltd.	1,044,906	180,052
	IVE Group, Ltd.	272,060	419,806
	James Hardie Industries P.L.C.	388,289	8,164,068
	James Hardie Industries P.L.C., Sponsored ADR	39,415	827,715
	Japara Healthcare, Ltd.	2,930,699	1,888,403
#	JB Hi-Fi, Ltd.	897,546	23,603,714
	Jupiter Mines, Ltd.	749,318	144,145
*	Karoon Energy, Ltd.	2,900,444	2,223,431
*	Kingsgate Consolidated, Ltd.	1,181,152	446,485
#	Kogan.com, Ltd.	210,588	717,782
	LendLease Group	1,142,620	13,723,162
#	Lifestyle Communities, Ltd.	39,883	242,605
	Link Administration Holdings, Ltd.	1,478,673	6,663,053
#	Lovisa Holdings, Ltd.	198,207	1,460,508
*	Lucapa Diamond Co., Ltd.	106,787	7,825
	Lycopodium, Ltd.	16,033	66,927
*	Lynas Corp., Ltd.	3,130,235	4,545,959
	MACA, Ltd.	1,303,294	832,593
	Macmahon Holdings, Ltd.	4,944,481	907,716

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Macquarie Group, Ltd.	617,246	$58,978,030
	Magellan Financial Group, Ltd.	360,559	15,878,760
*	MaxiTRANS Industries, Ltd.	251,721	36,092
*	Mayne Pharma Group, Ltd.	3,862,564	1,159,101
	McMillan Shakespeare, Ltd.	474,495	4,057,695
	McPherson's, Ltd.	607,751	1,096,043
	Medibank Pvt, Ltd.	3,874,769	7,961,607
#*	Medusa Mining, Ltd.	1,892,341	992,636
#*	Mesoblast, Ltd.	325,946	636,401
*	Mesoblast, Ltd., Sponsored ADR	1,592	15,267
#*	Metals X, Ltd.	4,083,792	216,024
#	Metcash, Ltd.	5,991,730	10,383,330
*	Metro Mining, Ltd.	160,700	16,970
	Michael Hill International, Ltd.	72,300	30,938
#	Michael Hill International, Ltd.	43,121	18,222
*	Millennium Minerals, Ltd.	679,921	23,212
*	Mincor Resources NL	576,722	249,639
#	Mineral Resources, Ltd.	1,464,975	16,470,665
#*	MMA Offshore, Ltd.	4,675,274	528,166
	MNF Group, Ltd.	83,368	271,045
#	Monadelphous Group, Ltd.	476,472	5,505,500
	Monash IVF Group, Ltd.	851,347	563,191
	Money3 Corp., Ltd.	696,751	1,138,266
#	Mortgage Choice, Ltd.	580,365	512,466
#*	Motorcycle Holdings, Ltd.	131,917	171,938
	Mount Gibson Iron, Ltd.	1,701,258	1,020,624
#*	Myer Holdings, Ltd.	17,643,275	5,144,520
	MyState, Ltd.	110,747	402,089
	National Australia Bank, Ltd.	2,840,964	48,529,673
	Navigator Global Investments, Ltd.	366,260	781,354
#	Neometals, Ltd.	551,838	72,013
#	Netwealth Group, Ltd.	42,444	226,403
#	New Hope Corp., Ltd.	1,202,266	1,490,730
	Newcrest Mining, Ltd.	652,532	13,063,710
*	NEXTDC, Ltd.	325,266	1,626,894
	nib holdings, Ltd.	1,879,111	6,728,243
#	Nick Scali, Ltd.	254,036	1,188,409
#	Nine Entertainment Co. Holdings, Ltd.	8,900,393	11,008,765
	Northern Star Resources, Ltd.	2,841,813	24,479,812
	NRW Holdings, Ltd.	2,895,425	5,955,965
#*	Nufarm, Ltd.	1,200,196	4,377,620
	OFX Group, Ltd.	962,104	967,614
	Oil Search, Ltd.	2,098,641	10,030,785
	OM Holdings, Ltd.	418,603	122,069
#*	Onevue Holdings, Ltd.	301,883	72,749
#	oOh!media, Ltd.	1,216,040	2,732,348
	Orica, Ltd.	875,580	13,228,477
	Origin Energy, Ltd.	3,012,233	16,295,185
	Orora, Ltd.	6,665,469	14,229,522
	OZ Minerals, Ltd.	1,798,278	12,011,662
	Pacific Current Group, Ltd.	173,460	736,515
	Pacific Smiles Group, Ltd.	104,617	127,864
#*	Pact Group Holdings, Ltd.	868,271	1,590,984
#*	Panoramic Resources, Ltd.	2,408,740	384,521
#	Paragon Care, Ltd.	304,664	83,489
	Peet, Ltd.	945,315	852,320
	Pendal Group, Ltd.	1,310,258	7,667,723
	Perenti Global, Ltd.	3,017,706	3,059,000
#	Perpetual, Ltd.	341,411	9,629,730

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Perseus Mining, Ltd.	4,895,508	$3,894,234
#	Pioneer Credit, Ltd.	146,118	171,314
#	Platinum Asset Management, Ltd.	1,101,774	3,451,084
#*	Praemium, Ltd.	1,027,677	324,410
	Premier Investments, Ltd.	323,876	4,258,970
*	Prime Media Group, Ltd.	2,413,649	248,570
	Pro Medicus, Ltd.	159,511	2,514,637
	PWR Holdings, Ltd.	148,298	467,787
	Qantas Airways, Ltd.	3,028,350	12,839,578
	QBE Insurance Group, Ltd.	2,385,886	21,719,014
	QMS Media, Ltd.	158,305	128,321
	Qube Holdings, Ltd.	3,966,708	9,041,779
	Ramelius Resources, Ltd.	2,599,034	2,330,132
	Ramsay Health Care, Ltd.	209,860	11,039,134
#	REA Group, Ltd.	77,397	5,856,233
	Reckon, Ltd.	132,862	60,873
#	Reece, Ltd.	87,381	650,070
	Regis Healthcare, Ltd.	563,410	902,240
	Regis Resources, Ltd.	2,225,179	6,821,179
	Reject Shop, Ltd. (The)	140,659	455,969
#	Reliance Worldwide Corp., Ltd.	1,033,752	3,075,321
#*	Resolute Mining, Ltd.	4,396,079	3,452,894
#	Rhipe, Ltd.	21,642	31,033
	Ridley Corp., Ltd.	1,220,875	841,266
	Rio Tinto, Ltd.	734,474	47,658,789
	RXP Services, Ltd.	258,944	83,833
	Salmat, Ltd.	68,805	37,693
	Sandfire Resources, Ltd.	1,405,275	5,161,349
	Santos, Ltd.	5,713,678	32,793,181
*	Saracen Mineral Holdings, Ltd.	4,903,468	13,216,234
	SeaLink Travel Group, Ltd.	278,653	802,871
	Seek, Ltd.	586,910	8,799,183
	Select Harvests, Ltd.	435,551	2,471,820
*	Senex Energy, Ltd.	6,156,232	1,274,517
#	Servcorp, Ltd.	184,105	543,434
	Service Stream, Ltd.	1,657,336	2,883,656
#	Seven Group Holdings, Ltd.	409,919	5,459,917
*	Seven West Media, Ltd.	8,014,019	1,319,060
	SG Fleet Group, Ltd.	251,518	368,543
	Sigma Healthcare, Ltd.	14,269,088	5,692,620
#*	Silver Lake Resources, Ltd.	2,783,950	3,084,718
#	Sims, Ltd.	930,940	6,574,827
	SmartGroup Corp., Ltd.	325,923	1,466,053
	Sonic Healthcare, Ltd.	396,105	8,302,647
	South32, Ltd., ADR	476,677	4,089,889
	South32, Ltd.	4,520,341	7,756,435
	Southern Cross Media Group, Ltd.	3,358,697	1,950,006
	Spark Infrastructure Group	5,100,252	7,465,762
#	SpeedCast International, Ltd.	1,370,682	713,602
	SRG Global, Ltd.	103,260	28,096
	St Barbara, Ltd.	5,044,542	9,403,404
#	Stanmore Coal, Ltd.	126,245	78,119
	Star Entertainment Grp, Ltd. (The)	3,263,088	9,011,212
	Steadfast Group, Ltd.	863,752	2,194,861
	Suncorp Group, Ltd.	2,237,702	19,115,933
	Sunland Group, Ltd.	489,008	577,307
	Super Retail Group, Ltd.	1,300,284	8,096,029
#*	Superloop, Ltd.	223,850	130,515
	Sydney Airport	1,062,864	5,911,765

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Syrah Resources, Ltd.	1,455,353	$482,266
	Tabcorp Holdings, Ltd.	3,423,679	10,657,002
	Tassal Group, Ltd.	1,224,821	3,502,965
	Technology One, Ltd.	1,268,229	7,098,511
	Telstra Corp., Ltd.	4,361,560	11,121,758
	Telstra Corp., Ltd., ADR	35,561	451,269
#	Terracom, Ltd.	106,417	22,656
#*	Thorn Group, Ltd.	698,747	103,724
*	Tiger Resources, Ltd.	1,677,917	315
	TPG Telecom, Ltd.	1,685,960	8,381,727
	Transurban Group	1,151,998	12,008,162
#	Treasury Wine Estates, Ltd.	337,529	2,899,224
#*	Troy Resources, Ltd.	1,614,217	102,477
	Village Roadshow, Ltd.	553,139	1,488,328
*	Virgin Australia Holdings, Ltd.	10,144,397	985,698
	Virtus Health, Ltd.	468,505	1,346,679
	Vita Group, Ltd.	873,714	688,394
*	Vocus Group, Ltd.	2,845,827	6,377,982
#	Webjet, Ltd.	249,097	1,931,574
#	Webster, Ltd.	31,325	41,670
	Wesfarmers, Ltd.	1,053,578	31,609,444
	Western Areas, Ltd.	1,703,933	2,883,437
*	Westgold Resources, Ltd.	1,027,445	1,528,325
	Westpac Banking Corp.	2,489,499	41,603,081
#	Westpac Banking Corp., Sponsored ADR	258,942	4,306,205
	Whitehaven Coal, Ltd.	5,270,315	8,717,073
	WiseTech Global, Ltd.	77,659	1,269,015
	Woodside Petroleum, Ltd.	1,147,908	26,299,188
	Woolworths Group, Ltd.	927,704	25,765,897
#	Worley, Ltd.	1,011,262	10,108,184
	WPP AUNZ, Ltd.	1,452,579	558,846
*	Xero, Ltd.	31,488	1,774,907
TOTAL AUSTRALIA			1,935,614,766
AUSTRIA — (0.5%)
#	Agrana Beteiligungs AG	52,812	1,123,043
	ANDRITZ AG	281,148	11,062,057
	Atrium European Real Estate, Ltd.	533,410	2,054,001
#	Austria Technologie & Systemtechnik AG	204,706	4,506,514
	CA Immobilien Anlagen AG	221,200	9,732,427
	DO & CO AG	29,114	2,903,496
	Erste Group Bank AG	476,582	17,498,828
	EVN AG	105,668	2,084,985
#	FACC AG	32,826	435,110
	Flughafen Wien AG	14,863	601,693
	IMMOFINANZ AG	232,917	6,463,419
	Kapsch TrafficCom AG	18,467	544,328
#	Lenzing AG	55,037	4,350,057
	Mayr Melnhof Karton AG	22,086	3,035,309
	Oberbank AG	2,814	299,640
#	Oesterreichische Post AG	143,988	5,465,935
	OMV AG	361,928	17,985,671
	Palfinger AG	44,518	1,378,921
#	POLYTEC Holding AG	60,648	538,374
#	Porr AG	47,223	823,159
	Raiffeisen Bank International AG	676,330	15,406,137
#	Rosenbauer International AG	3,859	179,630
	S IMMO AG	170,357	4,563,743
	Schoeller-Bleckmann Oilfield Equipment AG	37,935	1,743,546

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
#*	Semperit AG Holding	39,636	$536,346
	Strabag SE	73,091	2,438,047
	Telekom Austria AG	563,641	4,530,820
	Telekom Austria AG, ADR	4,200	67,221
	UBM Development AG	3,488	188,414
	UNIQA Insurance Group AG	709,192	6,706,775
	Verbund AG	50,484	2,669,440
	Vienna Insurance Group AG Wiener Versicherung Gruppe	218,214	5,890,225
#	voestalpine AG	627,528	15,196,106
	Wienerberger AG	288,578	8,187,615
*	Zumtobel Group AG	87,902	862,759
TOTAL AUSTRIA			162,053,791
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	109,510	17,542,146
	Ageas	699,070	38,547,791
*	AGFA-Gevaert NV	1,750,602	8,598,396
	Anheuser-Busch InBev SA	913,054	68,880,789
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	118,114	8,893,984
#*	Argenx SE, ADR	6,193	893,588
*	Argenx SE	5,555	802,292
*	Argenx SE	17,171	2,477,558
	Atenor	1,913	153,987
	Banque Nationale de Belgique	92	238,647
	Barco NV	38,074	9,467,052
	Bekaert SA	246,394	6,255,298
#*	Biocartis NV	27,294	173,423
	bpost SA	419,997	4,185,440
#*	Celyad SA	6,859	75,516
*	Celyad SA, Sponsored ADR	600	6,480
	Cie d'Entreprises CFE	55,505	6,052,547
#	Colruyt SA	305,391	15,279,834
#	Deceuninck NV	283,216	622,644
	D'ieteren SA	166,964	10,776,789
#	Econocom Group SA	458,105	1,302,441
	Elia System Operator SA	82,287	7,935,777
	Euronav NV	651,686	6,475,249
#*	Euronav NV	123,287	1,218,076
	EVS Broadcast Equipment SA	57,638	1,301,994
#*	Exmar NV	139,830	830,956
	Fagron	233,349	5,401,829
*	Galapagos NV	32,529	7,270,199
	Gimv NV	32,874	2,025,602
	Immobel SA	5,573	472,106
*	Ion Beam Applications	17,357	199,733
	Jensen-Group NV	9,610	366,005
	KBC Group NV	340,246	24,965,658
	Kinepolis Group NV	65,554	4,042,848
	Lotus Bakeries NV	524	1,588,463
#*	MDxHealth	25,853	26,758
#	Melexis NV	95,037	6,754,181
#*	Nyrstar NV	1,516,307	293,396
	Ontex Group NV	346,934	6,288,117
	Orange Belgium SA	213,274	4,336,403
#*	Oxurion NV	139,163	473,992
#	Picanol	5,463	393,818
	Proximus SADP	589,206	16,787,711
	Recticel SA	258,558	2,207,387
#	Resilux	5,708	892,487

International Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Roularta Media Group NV	8,176	$150,882
	Sioen Industries NV	47,273	1,134,539
#	Sipef NV	15,936	918,593
#	Solvay SA	256,989	26,634,411
	Telenet Group Holding NV	150,301	6,988,420
	TER Beke SA	1,906	246,295
*	Tessenderlo Group SA	226,149	7,608,724
	UCB SA	298,022	27,424,631
#	Umicore SA	350,591	16,142,383
	Van de Velde NV	23,803	738,932
*	Viohalco SA	172,079	695,983
TOTAL BELGIUM			392,459,180
CANADA — (8.8%)
#*	5N Plus, Inc.	279,292	445,297
	Absolute Software Corp.	134,663	986,009
	Acadian Timber Corp.	44,726	554,935
#*	Advantage Oil & Gas, Ltd.	4,718,625	7,879,826
	Aecon Group, Inc.	315,623	4,104,482
#*	Africa Oil Corp.	435,095	450,416
#	AG Growth International, Inc.	54,364	1,868,685
	AGF Management, Ltd., Class B	972,463	5,195,189
	Agnico Eagle Mines, Ltd.	159	9,833
#	Agnico Eagle Mines, Ltd.	74,072	4,579,131
*	Aimia, Inc.	509,720	1,282,581
*	Air Canada	364,481	12,209,007
	AirBoss of America Corp.	86,301	562,124
*	Alacer Gold Corp.	2,136,898	10,043,453
	Alamos Gold, Inc., Class A	2,394,184	15,106,120
#	Alamos Gold, Inc., Class A	371,373	2,339,650
#	Alaris Royalty Corp.	301,884	4,984,257
#*	Alcanna, Inc.	145,560	455,356
#*	Alexco Resource Corp.	12,200	21,756
	Algoma Central Corp.	13,160	127,583
	Algonquin Power & Utilities Corp.	746,304	11,425,207
	Alimentation Couche-Tard, Inc., Class B	792,230	26,477,507
#*	Alio Gold, Inc.	380,558	284,685
#	AltaGas, Ltd.	590,951	9,515,767
	Altius Minerals Corp.	181,184	1,466,284
#	Altus Group, Ltd.	125,179	4,100,430
*	Americas Gold & Silver Corp.	51,477	152,090
*	Amerigo Resources, Ltd.	502,800	193,765
	Andrew Peller, Ltd., Class A	85,169	709,849
#	ARC Resources, Ltd.	1,934,939	10,263,920
*	Argonaut Gold, Inc.	1,049,569	1,411,692
*	Aritzia, Inc.	292,698	5,535,916
#*	Asanko Gold, Inc.	772,813	724,111
	Atco, Ltd., Class I	146,472	5,713,227
#*	Athabasca Oil Corp.	2,482,956	750,478
#*	ATS Automation Tooling Systems, Inc.	191,967	2,948,987
#*	Aurora Cannabis, Inc.	154,700	292,240
#	AutoCanada, Inc.	295,346	2,910,165
	B2Gold Corp.	6,149,554	26,626,074
#	Badger Daylighting, Ltd.	160,010	4,174,962
#	Bank of Montreal	371,131	28,304,558
	Bank of Montreal	847,416	64,590,048
	Bank of Nova Scotia (The)	327,091	17,864,694
	Bank of Nova Scotia (The)	969,869	52,974,245
	Barrick Gold Corp.	862,457	15,972,704

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Barrick Gold Corp.	412,954	$7,714,282
*	Bausch Health Cos., Inc.	1,821,011	49,950,332
*	Baytex Energy Corp.	4,853,715	5,281,358
	BCE, Inc.	114,563	5,398,329
	BCE, Inc.	75,179	3,542,434
	Birchcliff Energy, Ltd.	1,393,081	1,842,143
#	Bird Construction, Inc.	110,103	542,445
*	Black Diamond Group, Ltd.	375,553	547,693
*	BlackBerry, Ltd.	63,502	386,751
#*	BlackBerry, Ltd.	544,744	3,322,938
	BMTC Group, Inc.	7,200	55,031
#*	Bombardier, Inc., Class A	275,990	279,452
*	Bombardier, Inc., Class B	2,852,900	2,651,554
#	Bonavista Energy Corp.	5,087,682	1,960,645
#	Bonterra Energy Corp.	167,954	423,883
	Boralex, Inc., Class A	355,264	7,409,163
	Bridgemarq Real Estate Services	32,200	373,242
	Brookfield Asset Management, Inc., Class A	61,542	3,765,809
	Brookfield Asset Management, Inc., Class A	155,044	9,490,243
	BRP, Inc.	114,940	5,867,724
	CAE, Inc.	236,115	7,002,806
	CAE, Inc.	240,954	7,151,515
	Caledonia Mining Corp. P.L.C.	7,193	75,006
#*	Calfrac Well Services, Ltd.	850,068	623,066
	Calian Group, Ltd.	15,095	488,186
	Cameco Corp.	827,012	6,667,839
#	Cameco Corp.	536,235	4,327,416
	Canaccord Genuity Group, Inc.	255,494	949,848
	Canacol Energy, Ltd.	738,579	2,377,473
#*	Canada Goose Holdings, Inc.	63,363	1,897,922
#*	Canada Goose Holdings, Inc.	73,756	2,212,680
	Canadian Imperial Bank of Commerce	185,444	15,122,500
	Canadian Imperial Bank of Commerce	444,500	36,213,415
	Canadian National Railway Co.	254,062	23,741,762
	Canadian National Railway Co.	347,608	32,480,492
	Canadian Natural Resources, Ltd.	289,011	8,128,298
	Canadian Natural Resources, Ltd.	2,565,626	72,171,059
	Canadian Pacific Railway, Ltd.	71,272	18,932,803
	Canadian Pacific Railway, Ltd.	56,346	14,977,330
#	Canadian Tire Corp., Ltd., Class A	110,915	11,895,244
#	Canadian Utilities, Ltd., Class A	114,559	3,505,848
#	Canadian Western Bank	653,408	16,154,987
*	Canfor Corp.	544,230	4,889,599
	Canfor Pulp Products, Inc.	237,770	1,525,364
#*	Canopy Growth Corp.	50,900	1,146,154
#	CanWel Building Materials Group, Ltd.	303,240	1,209,844
#	Capital Power Corp.	338,869	9,271,911
#*	Capstone Mining Corp.	4,278,053	2,295,162
#	Cardinal Energy, Ltd.	548,186	961,003
	Cargojet, Inc.	7,533	671,162
	Cascades, Inc.	544,233	4,651,107
	CCL Industries, Inc., Class B	232,200	9,792,264
*	Celestica, Inc.	414,080	3,743,283
*	Celestica, Inc.	180,887	1,637,469
	Cenovus Energy, Inc.	803,908	6,997,899
	Cenovus Energy, Inc.	1,183,507	10,308,346
*	Centerra Gold, Inc.	1,381,502	11,065,378
	Cervus Equipment Corp.	36,871	235,981
#	CES Energy Solutions Corp.	981,947	1,446,877

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	CGI, Inc.	91,367	$6,991,403
*	CGI, Inc.	176,798	13,537,057
#	Chesswood Group, Ltd.	46,523	351,541
#*	China Gold International Resources Corp., Ltd.	2,746,029	2,344,728
	CI Financial Corp.	674,880	11,825,954
#	Cineplex, Inc.	440,560	11,242,037
	Clairvest Group, Inc.	516	19,710
#	Clearwater Seafoods, Inc.	155,233	634,586
	Cogeco Communications, Inc.	146,269	11,483,564
	Cogeco, Inc.	57,415	4,022,608
*	Colabor Group, Inc.	15,500	6,207
	Colliers International Group, Inc.	65,875	5,341,082
	Colliers International Group, Inc.	84,906	6,879,933
	Computer Modelling Group, Ltd.	350,049	2,137,219
	Constellation Software, Inc.	29,687	31,204,550
#*	Continental Gold, Inc.	696,247	2,877,793
#*	Copper Mountain Mining Corp.	1,554,531	775,269
	Corby Spirit and Wine, Ltd.	40,385	473,915
*	Corridor Resources, Inc.	13,700	12,940
	Corus Entertainment, Inc., Class B	2,285,042	8,667,758
	Cott Corp.	705,815	10,791,911
	Cott Corp.	146,595	2,243,123
	Crescent Point Energy Corp.	2,193,879	7,227,832
#	Crescent Point Energy Corp.	925,330	3,044,335
#*	Crew Energy, Inc.	4,463,390	1,483,974
*	CRH Medical Corp.	238,755	929,113
#*	Denison Mines Corp.	2,762,214	960,117
*	Descartes Systems Group, Inc. (The)	34,366	1,540,679
*	Descartes Systems Group, Inc. (The)	8,468	379,451
*	Detour Gold Corp.	955,697	17,115,021
#*	DIRTT Environmental Solutions	124,732	323,282
#	Dollarama, Inc.	289,272	9,855,882
	Dorel Industries, Inc., Class B	296,664	1,161,191
	DREAM Unlimited Corp., Class A	84,240	744,118
#*	Dundee Precious Metals, Inc.	775,167	3,578,865
	Echelon Financial Holdings, Inc.	7,778	35,851
	ECN Capital Corp.	1,223,447	5,177,046
	E-L Financial Corp., Ltd.	338	207,898
*	Eldorado Gold Corp.	962,317	6,995,230
*	Eldorado Gold Corp.	94,814	690,246
	Element Fleet Management Corp.	1,476,562	14,180,976
#	Emera, Inc.	156,882	6,989,393
#	Empire Co., Ltd., Class A	598,127	13,875,245
	Enbridge, Inc.	387,222	15,744,611
	Enbridge, Inc.	553,705	22,519,182
#*	Endeavour Mining Corp.	234,173	4,795,294
#*	Endeavour Silver Corp.	192,213	408,129
	Enerflex, Ltd.	491,436	3,757,996
#*	Energy Fuels, Inc.	220,413	316,446
#	Enerplus Corp.	509,695	2,599,699
#	Enerplus Corp.	1,303,935	6,650,068
	Enghouse Systems, Ltd.	166,592	6,598,725
#	Ensign Energy Services, Inc.	2,349,440	4,189,722
#	Equitable Group, Inc.	69,336	5,519,531
*	ERO Copper Corp.	23,771	326,550
#*	Essential Energy Services Trust	840,850	222,380
	Evertz Technologies, Ltd.	106,626	1,396,274
#	Exchange Income Corp.	102,091	3,274,719
	Exco Technologies, Ltd.	163,952	929,152

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	EXFO, Inc.	198	$775
#	Extendicare, Inc.	405,829	2,523,782
	Fairfax Financial Holdings, Ltd.	56,679	25,361,647
	Fiera Capital Corp.	168,604	1,579,787
	Finning International, Inc.	584,363	10,107,352
	Firm Capital Mortgage Investment Corp.	129,018	1,472,096
#	First Capital Real Estate Investment Trust	301,730	4,940,675
#*	First Majestic Silver Corp.	165,958	1,672,873
#*	First Majestic Silver Corp.	127,578	1,284,710
	First National Financial Corp.	74,235	2,151,211
	First Quantum Minerals, Ltd.	1,359,061	10,639,167
	FirstService Corp.	84,949	8,350,487
	FirstService Corp.	16,916	1,664,374
#*	Fission Uranium Corp.	1,807,387	355,086
	Fortis, Inc.	186,808	8,147,618
	Fortis, Inc.	104,235	4,544,646
#*	Fortuna Silver Mines, Inc.	1,132,494	4,441,321
#	Franco-Nevada Corp.	36,170	4,110,359
#	Freehold Royalties, Ltd.	513,697	2,740,442
	Frontera Energy Corp.	53,001	376,862
	Gamehost, Inc.	81,542	515,106
#*	GDI Integrated Facility Services, Inc.	3,600	90,313
*	Gear Energy, Ltd.	1,202,965	349,963
#	Genworth MI Canada, Inc.	313,373	13,828,762
	George Weston, Ltd.	211,646	17,056,102
	Gibson Energy, Inc.	591,838	11,877,903
	Gildan Activewear, Inc.	170,500	4,724,373
#	Gildan Activewear, Inc.	85,280	2,363,962
*	Glacier Media, Inc.	28,375	10,292
	GMP Capital, Inc.	272,329	399,213
#	goeasy, Ltd.	82,351	4,174,176
#*	Golden Star Resources, Ltd.	199,827	587,371
	GoldMoney, Inc.	48,197	66,647
#*	Gran Tierra Energy, Inc.	49,235	49,058
#*	Gran Tierra Energy, Inc.	2,698,444	2,691,511
*	Great Canadian Gaming Corp.	233,910	7,043,459
	Great-West Lifeco, Inc.	250,987	6,503,207
	Guardian Capital Group, Ltd., Class A	9,811	204,464
#*	Guyana Goldfields, Inc.	830,807	445,725
*	Heroux-Devtek, Inc.	154,359	2,318,768
	High Arctic Energy Services, Inc.	121,100	172,033
#	High Liner Foods, Inc.	106,290	664,212
#*	Home Capital Group, Inc.	645,820	15,396,419
	Horizon North Logistics, Inc.	821,849	633,434
	Hudbay Minerals, Inc.	225,751	693,056
	Hudbay Minerals, Inc.	4,741,996	14,547,759
	Husky Energy, Inc.	1,558,927	10,142,331
	Hydro One, Ltd.	246,144	5,003,229
	iA Financial Corp., Inc.	455,999	25,094,761
*	IAMGOLD Corp.	2,554,732	7,625,201
#*	IAMGOLD Corp.	79,870	236,415
*	IBI Group, Inc.	78,700	323,506
	IGM Financial, Inc.	95,232	2,753,913
#*	Imperial Metals Corp.	149,442	217,941
	Imperial Oil, Ltd.	2,100	49,794
	Imperial Oil, Ltd.	328,099	7,769,384
*	Indigo Books & Music, Inc.	13,523	38,319
	Information Services Corp.	13,744	166,685
	Innergex Renewable Energy, Inc.	420,795	5,977,736

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Intact Financial Corp.	56,612	$6,133,038
#	Inter Pipeline, Ltd.	556,656	9,274,796
*	Interfor Corp.	486,128	5,146,330
*	Intertain Group, Ltd. (The)	9,266	83,618
	Intertape Polymer Group, Inc.	240,434	2,939,566
#	Invesque, Inc.	89,083	573,695
*	IPL Plastics, Inc.	13,600	88,584
*	Ivanhoe Mines, Ltd., Class A	1,452,563	3,753,790
	Jamieson Wellness, Inc.	12,476	250,387
#	Just Energy Group, Inc.	369,329	513,500
	Just Energy Group, Inc.	6,432	9,005
	K-Bro Linen, Inc.	23,264	747,106
#*	Kelt Exploration, Ltd.	914,003	2,624,461
#	Keyera Corp.	602,731	15,726,388
*	Kinaxis, Inc.	70,559	5,858,412
	Kingsway Financial Services, Inc.	14,675	25,009
*	Kinross Gold Corp.	9,111,177	46,196,160
	Kirkland Lake Gold, Ltd.	981,289	40,240,709
*	Knight Therapeutics, Inc.	626,439	3,715,843
	KP Tissue, Inc.	39,140	313,499
#	Labrador Iron Ore Royalty Corp.	230,597	3,674,846
*	Largo Resources, Ltd.	590,400	472,891
	Lassonde Industries, Inc., Class A	1,900	201,787
#	Laurentian Bank of Canada	328,996	10,677,330
*	Leagold Mining Corp.	214,200	589,155
	Leon's Furniture, Ltd.	77,394	947,395
#	Linamar Corp.	319,294	10,519,282
	Loblaw Cos., Ltd.	318,360	16,656,507
	Lucara Diamond Corp.	2,135,513	1,339,335
*	Lundin Gold, Inc.	72,700	578,458
	Lundin Mining Corp.	5,417,022	28,407,233
	Magellan Aerospace Corp.	94,088	1,001,027
	Magna International, Inc.	679,722	34,458,629
	Magna International, Inc.	611,939	31,019,188
*	Mainstreet Equity Corp.	18,782	1,115,509
*	Major Drilling Group International, Inc.	541,926	2,248,129
*	Mandalay Resources Corp.	42,348	31,999
	Manulife Financial Corp.	130,965	2,551,215
#	Manulife Financial Corp.	1,467,342	28,569,149
#	Maple Leaf Foods, Inc.	308,243	6,037,221
#*	Marathon Gold Corp.	329,000	380,361
	Martinrea International, Inc.	654,254	6,377,419
*	Maxim Power Corp.	24,537	40,419
	Mediagrif Interactive Technologies, Inc.	10,600	55,267
#	Medical Facilities Corp.	392,288	1,212,376
*	MEG Energy Corp.	1,423,426	7,270,938
	Melcor Developments, Ltd.	4,424	42,722
	Methanex Corp.	123,400	4,001,129
#	Methanex Corp.	176,329	5,721,876
#	Metro, Inc.	293,894	11,980,946
	Morguard Corp.	2,645	405,004
	Morneau Shepell, Inc.	217,422	5,691,022
*	Mountain Province Diamonds, Inc.	32,000	26,115
	MTY Food Group, Inc.	52,503	2,292,690
#	Mullen Group, Ltd.	513,059	3,500,773
#	National Bank of Canada	1,008,670	55,966,932
*	New Gold, Inc.	7,164,058	6,604,315
#	NFI Group, Inc.	273,935	6,338,136
	Norbord, Inc.	53,040	1,557,852

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Norbord, Inc.	61,484	$1,804,555
	North American Construction Group, Ltd.	95,400	1,042,379
	North American Construction Group, Ltd.	9,700	105,730
	North West Co., Inc. (The)	216,659	4,511,956
#	Northland Power, Inc.	440,880	9,924,297
	Nutrien, Ltd.	118,522	5,059,178
#	Nutrien, Ltd.	442,850	18,905,284
#*	NuVista Energy, Ltd.	1,187,779	1,911,719
#*	Obsidian Energy, Ltd.	346,078	237,971
	OceanaGold Corp.	4,099,105	8,579,810
	Onex Corp.	65,308	4,189,700
	Open Text Corp.	222,200	10,000,175
	Open Text Corp.	122,705	5,520,498
*	Orbite Technologies, Inc.	174,500	35
#	Osisko Gold Royalties, Ltd.	637,968	6,363,289
#*	Painted Pony Energy, Ltd.	2,402,228	1,034,661
	Pan American Silver Corp.	609,918	14,019,728
	Pan American Silver Corp.	830,025	19,073,972
#*	Paramount Resources, Ltd., Class A	542,091	2,474,103
*	Parex Resources, Inc.	902,677	14,289,771
#	Park Lawn Corp.	7,295	164,763
#	Parkland Fuel Corp.	410,937	14,299,266
	Pason Systems, Inc.	326,375	3,255,365
#	Pembina Pipeline Corp.	57,434	2,199,461
	Pembina Pipeline Corp.	115,408	4,421,280
#	Peyto Exploration & Development Corp.	1,013,161	2,212,509
*	PHX Energy Services Corp.	194,326	355,349
#	Pizza Pizza Royalty Corp.	123,691	909,410
*	Points International, Ltd.	6,420	108,277
	Polaris Infrastructure, Inc.	68,704	748,611
	Pollard Banknote, Ltd.	24,687	368,234
#	PrairieSky Royalty, Ltd.	266,690	2,924,038
*	Precision Drilling Corp.	1,455,985	1,716,289
*	Precision Drilling Corp.	455,094	532,460
#*	Premier Gold Mines, Ltd.	1,056,134	1,268,893
#	Premium Brands Holdings Corp.	117,854	8,678,308
*	Pretium Resources, Inc.	356,835	3,885,441
*	Pulse Seismic, Inc.	187,026	247,314
	Quarterhill, Inc.	832,064	1,219,740
	Quebecor, Inc., Class B	464,603	11,529,063
#*	Questerre Energy Corp., Class A	145,025	23,561
*	Real Matters, Inc.	3,500	36,761
	Recipe Unlimited Corp.	87,267	1,227,831
	Reitmans Canada, Ltd., Class A	180,779	125,674
	Restaurant Brands International, Inc.	193,173	11,785,392
	Richelieu Hardware, Ltd.	177,191	3,910,948
	Ritchie Bros Auctioneers, Inc.	129,128	5,451,399
	Ritchie Bros Auctioneers, Inc.	37,693	1,591,398
	Rocky Mountain Dealerships, Inc.	111,070	540,495
	Rogers Communications, Inc., Class B	164,340	8,228,176
	Rogers Communications, Inc., Class B	123,672	6,192,257
#	Rogers Sugar, Inc.	567,347	2,053,493
*	Roxgold, Inc.	1,188,400	933,910
	Royal Bank of Canada	516,349	40,803,822
#	Royal Bank of Canada	1,049,719	82,885,812
	Russel Metals, Inc.	449,204	7,290,994
*	Sabina Gold & Silver Corp.	1,097,598	1,476,292
#*	Sandstorm Gold, Ltd.	979,849	6,722,857
	Saputo, Inc.	215,184	6,611,290

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Savaria Corp.	36,700	$370,771
#*	Seabridge Gold, Inc.	31,005	431,900
#	Secure Energy Services, Inc.	904,891	3,111,118
*	SEMAFO, Inc.	1,647,390	3,473,038
*	Seven Generations Energy, Ltd., Class A	2,060,593	10,338,777
	Shaw Communications, Inc., Class B	240,807	4,705,508
	Shaw Communications, Inc., Class B	361,818	7,066,306
	ShawCor, Ltd.	280,351	2,228,572
*	Shopify, Inc., Class A	11,613	5,407,710
#	Sienna Senior Living, Inc.	183,305	2,606,771
#*	Sierra Wireless, Inc.	55,726	537,722
#*	Sierra Wireless, Inc.	84,028	809,190
#	Sleep Country Canada Holdings, Inc.	142,863	2,173,063
#	SNC-Lavalin Group, Inc.	208,605	4,798,199
#*	Spin Master Corp.	81,565	1,951,298
#	Sprott, Inc.	571,117	1,372,338
*	SSR Mining, Inc.	395,133	7,237,442
#*	SSR Mining, Inc.	271,594	4,972,886
#	Stantec, Inc.	290,863	8,648,526
	Stantec, Inc.	70,845	2,109,056
#*	Stars Group, Inc. (The)	353,663	8,439,382
#*	Stars Group, Inc. (The)	330,932	7,896,038
	Stella-Jones, Inc.	154,857	4,383,363
*	Stornoway Diamond Corp.	173,571	278
*	Strad, Inc.	1,000	1,360
#	Stuart Olson, Inc.	189,701	311,056
	Sun Life Financial, Inc.	176,169	8,282,632
	Sun Life Financial, Inc.	365,644	17,192,581
	Suncor Energy, Inc.	804,361	24,585,477
	Suncor Energy, Inc.	2,403,185	73,513,429
#*	SunOpta, Inc.	98,969	267,216
#*	SunOpta, Inc.	115,193	312,485
#	Superior Plus Corp.	999,775	8,725,556
	Supremex, Inc.	91,498	161,093
#	Surge Energy, Inc.	2,385,931	1,802,880
*	Tamarack Valley Energy, Ltd.	1,499,345	1,914,684
#*	Taseko Mines, Ltd.	1,711,483	788,881
	TC Energy Corp.	92,429	5,068,439
	TC Energy Corp.	156,295	8,568,092
#	Teck Resources, Ltd., Class A	5,209	75,730
	Teck Resources, Ltd., Class B	209,473	2,706,656
	Teck Resources, Ltd., Class B	2,272,029	29,331,894
	TELUS Corp.	87,440	3,505,132
*	Teranga Gold Corp.	459,577	2,614,942
#*	Tervita Corp.	69,862	391,170
	TFI International, Inc.	612,292	19,607,779
	Thomson Reuters Corp.	133,578	10,738,524
#	Tidewater Midstream and Infrastructure, Ltd.	167,200	136,449
	Timbercreek Financial Corp.	61,531	468,201
#*	TMAC Resources, Inc.	114,800	229,010
	TMX Group, Ltd.	151,957	14,060,099
#	TORC Oil & Gas, Ltd.	1,310,665	3,803,048
*	Torex Gold Resources, Inc.	426,256	5,865,288
	Toromont Industries, Ltd.	230,107	11,849,624
	Toronto-Dominion Bank (The)	680,144	37,589,340
#	Toronto-Dominion Bank (The)	473,365	26,158,150
	Total Energy Services, Inc.	240,394	980,902
	Tourmaline Oil Corp.	1,069,979	10,793,577
	TransAlta Corp.	1,154,565	8,619,542

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	TransAlta Corp.	421,210	$3,146,439
	TransAlta Renewables, Inc.	405,806	5,074,875
	Transcontinental, Inc., Class A	575,097	6,761,757
	TransGlobe Energy Corp.	382,883	488,947
	TransGlobe Energy Corp.	30,106	38,536
#*	Trevali Mining Corp.	3,522,038	518,964
#*	Trican Well Service, Ltd.	2,298,080	1,805,956
	Tricon Capital Group, Inc.	535,275	4,408,718
*	Trisura Group, Ltd.	14,164	465,469
*	Trisura Group, Ltd.	58	1,896
#*	Turquoise Hill Resources, Ltd.	1,956,519	1,271,427
*	Turquoise Hill Resources, Ltd.	263,904	166,998
	Uni-Select, Inc.	210,722	1,933,025
#	Vermilion Energy, Inc.	265,602	3,833,304
	Vermilion Energy, Inc.	293,214	4,231,078
	Wajax Corp.	146,858	1,654,566
	Waste Connections, Inc.	72,503	6,982,712
	Waste Connections, Inc.	40,111	3,865,923
#*	Wesdome Gold Mines Ltd.	549,251	3,743,573
	West Fraser Timber Co., Ltd.	207,844	8,326,952
#	Western Forest Products, Inc.	2,575,573	2,082,411
#	Westshore Terminals Investment Corp.	302,841	3,679,676
	Wheaton Precious Metals Corp.	168,616	4,963,941
	Wheaton Precious Metals Corp.	183,172	5,394,415
#	Whitecap Resources, Inc.	2,464,586	8,976,353
#*	WildBrain, Ltd.	533,389	600,536
	Winpak, Ltd.	113,731	4,155,985
	WSP Global, Inc.	91,909	6,531,692
	Yamana Gold, Inc.	3,410,740	13,891,407
	Yamana Gold, Inc.	298,241	1,213,841
#*	Yangarra Resources, Ltd.	771,424	652,860
#*	Yellow Pages, Ltd.	91,812	714,571
TOTAL CANADA			2,787,652,618
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	1,725,250	641,690
	China Flavors & Fragrances Co., Ltd.	1,091,350	181,717
	K Wah International Holdings, Ltd.	50,000	24,371
TOTAL CHINA			847,778
DENMARK — (1.7%)
#*	Agat Ejendomme A.S.	571,463	339,488
*	ALK-Abello A.S.	25,891	6,915,967
	Alm Brand A.S.	453,545	4,016,174
#	Ambu A.S., Class B	371,400	6,778,911
	AP Moller - Maersk A.S., Class A	3,243	3,644,218
	AP Moller - Maersk A.S., Class B	5,523	6,604,204
#*	Bang & Olufsen A.S.	172,585	1,032,725
	BankNordik P/F	1,342	23,162
#*	Bavarian Nordic A.S.	145,014	5,032,673
	Brodrene Hartmann A.S.	10,479	467,937
	Carlsberg A.S., Class B	134,747	19,677,606
#	Chr Hansen Holding A.S.	210,010	15,629,520
	Coloplast A.S., Class B	96,551	12,173,268
	Columbus A.S.	310,362	417,129
	D/S Norden A.S.	179,529	2,418,230
	Danske Bank A.S.	742,005	12,386,496
#*	Demant A.S.	324,510	10,523,174

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	DFDS A.S.	174,840	$7,342,446
	Djurslands Bank A.S.	1,040	40,806
*	Drilling Co. of 1972 A.S.	19,349	1,079,852
	DSV Panalpina A.S.	255,571	27,747,051
	FLSmidth & Co. A.S.	241,169	8,235,371
	Fluegger Group A.S.	350	15,606
*	Genmab A.S.	40,718	9,372,887
	GN Store Nord A.S.	766,596	38,023,225
	GronlandsBANKEN A.S.	33	2,595
	H Lundbeck A.S.	300,375	12,763,643
*	H+H International A.S., Class B	132,365	2,523,324
*	Harboes Bryggeri A.S., Class B	2,462	22,776
	ISS A.S.	546,786	13,244,493
	Jeudan A.S.	2,667	566,923
*	Jyske Bank A.S.	423,278	16,095,433
	Matas A.S.	122,433	1,155,618
*	Nilfisk Holding A.S.	198,797	4,281,190
*	NKT A.S.	159,663	3,434,191
#	NNIT A.S.	61,531	971,389
	Novo Nordisk A.S., Sponsored ADR	595,283	36,211,065
	Novo Nordisk A.S., Class B	891,477	54,265,677
	Novozymes A.S., Class B	355,705	18,546,030
	Orsted A.S.	74,062	8,078,070
#	Pandora A.S.	449,416	23,196,978
	Parken Sport & Entertainment A.S.	10,398	158,694
	Per Aarsleff Holding A.S.	97,171	2,953,595
	Ringkjoebing Landbobank A.S.	132,480	9,842,137
	Rockwool International A.S., Class A	818	175,592
	Rockwool International A.S., Class B	34,285	7,993,181
	Royal Unibrew A.S.	292,858	27,841,502
	RTX A.S.	28,702	976,828
	Scandinavian Tobacco Group A.S., Class A	118,619	1,551,156
	Schouw & Co., A.S.	75,868	6,209,361
	SimCorp A.S.	144,395	16,007,159
	Solar A.S., Class B	25,273	1,204,848
	Spar Nord Bank A.S.	354,853	3,436,976
	Sydbank A.S.	383,060	8,335,257
	Tivoli A.S.	1,281	143,581
	Topdanmark A.S.	296,762	14,036,343
*	TORM P.L.C.	24,343	211,234
	Tryg A.S.	362,879	10,995,180
	United International Enterprises, Ltd.	3,703	743,492
	Vestas Wind Systems A.S.	217,417	21,582,427
*	Vestjysk Bank A.S.	501,957	246,275
*	Zealand Pharma A.S.	27,073	979,510
TOTAL DENMARK			530,921,849
FINLAND — (1.6%)
#*	Afarak Group Oyj	9,902	5,396
	Ahlstrom-Munksjo Oyj	58,584	976,573
	Aktia Bank Oyj	161,927	1,714,811
	Alandsbanken Abp, Class B	1,250	24,377
	Alma Media Oyj	59,478	572,091
	Apetit Oyj	3,389	32,371
	Asiakastieto Group Oyj	9,514	360,130
	Aspo Oyj	25,687	227,942
	Atria Oyj	54,112	576,444
#*	BasWare Oyj	8,919	260,803
#	Bittium Oyj	109,946	811,530

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Cargotec Oyj, Class B	203,864	$7,542,442
#	Caverion Oyj	136,508	1,111,794
#	Citycon Oyj	291,769	3,086,782
	Cramo Oyj	212,233	3,222,641
	Digia Oyj	14,070	71,566
	Elisa Oyj	379,350	22,854,154
	Finnair Oyj	421,333	2,459,783
#	Fiskars Oyj Abp	98,646	1,316,287
	Fortum Oyj	1,001,093	24,226,342
#*	F-Secure Oyj	255,088	930,163
	Glaston Oyj ABP	11,415	14,722
#*	HKScan Oyj, Class A	165,652	420,818
#	Huhtamaki Oyj	647,668	28,785,892
	Ilkka-Yhtyma Oyj	29,672	126,782
	Kemira Oyj	711,617	10,750,924
	Kesko Oyj, Class A	6,046	381,751
	Kesko Oyj, Class B	353,884	23,924,660
	Kone Oyj, Class B	247,622	15,980,808
	Konecranes Oyj	300,069	9,044,966
	Lassila & Tikanoja Oyj	176,549	3,007,688
#	Lehto Group Oyj	143,598	358,651
	Metsa Board Oyj	992,620	6,011,701
	Metso Oyj	619,486	21,982,382
#	Neste Oyj	1,272,423	50,665,142
#	Nokia Oyj	3,176,929	12,366,837
	Nokia Oyj	1,186,596	4,624,056
#	Nokian Renkaat Oyj	695,310	18,696,121
	Nordea Bank Abp	2,810,122	22,167,248
	Nordea Bank Abp	17,901	141,104
	Olvi Oyj, Class A	38,501	1,662,110
	Oriola Oyj, Class A	1,000	2,360
	Oriola Oyj, Class B	729,540	1,734,558
	Orion Oyj, Class A	46,132	2,164,770
	Orion Oyj, Class B	436,906	20,642,497
#	Outokumpu Oyj	1,703,790	5,852,699
*	Outotec Oyj	677,157	3,893,359
	Pihlajalinna Oyj	29,717	504,401
#	Ponsse Oyj	52,110	1,821,403
*	QT Group Oyj	12,507	308,657
	Raisio Oyj, Class V	436,945	1,782,186
	Rapala VMC Oyj	15,713	51,938
	Raute Oyj, Class A	1,914	55,353
	Revenio Group Oyj	53,324	1,657,961
	Sampo Oyj, Class A	488,691	22,121,653
	Sanoma Oyj	504,321	6,037,528
*	Stockmann Oyj Abp, Class A	8,998	27,308
#*	Stockmann Oyj Abp, Class B	152,672	392,680
	Stora Enso Oyj, Sponsored ADR	57,313	740,484
	Stora Enso Oyj, Class R	2,177,750	28,268,276
	Teleste Oyj	20,343	124,137
	TietoEVRY Oyj	254,255	8,291,547
#	Tikkurila Oyj	157,150	2,706,647
	Tokmanni Group Corp.	91,944	1,333,597
	UPM-Kymmene Oyj	1,984,919	62,541,654
#	Uponor Oyj	314,554	4,255,850
	Vaisala Oyj, Class A	45,516	1,700,863
	Valmet Oyj	709,614	15,350,176
#	Wartsila Oyj Abp	973,650	11,939,108

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	YIT Oyj	757,813	$5,409,820
TOTAL FINLAND			515,212,255
FRANCE — (7.8%)
	ABC arbitrage	91,055	669,661
#	Accor SA	125,819	5,151,057
	Actia Group	56,471	252,489
	Aeroports de Paris	35,224	6,664,391
*	Air France-KLM	1,982,827	18,369,176
	Air Liquide SA	476,617	68,913,785
	Airbus SE	503,228	73,906,040
	Akka Technologies	37,306	2,590,218
	AKWEL	75,865	1,574,286
	Albioma SA	151,545	5,045,614
	Alstom SA	416,703	22,085,362
	Altamir	42,488	808,145
	Alten SA	146,959	18,111,619
	Amundi SA	101,267	8,196,598
	Arkema SA	413,435	37,882,727
	Assystem SA	45,623	1,587,791
	Atos SE	259,113	21,487,846
	Aubay	41,066	1,364,049
	AXA SA, Sponsored ADR	331,518	8,795,172
	AXA SA	1,445,115	38,427,858
	Axway Software SA	24,704	318,591
*	Bastide le Confort Medical	13,234	530,633
	Beneteau SA	153,533	1,646,701
	Bigben Interactive	56,333	875,210
	BioMerieux	133,642	13,245,568
	BNP Paribas SA	956,175	50,741,836
	Boiron SA	30,194	1,149,066
	Bollore SA	1,386,782	5,634,891
*	Bollore SA	9,070	36,684
	Bonduelle SCA	94,385	2,250,970
	Bourbon Corp.	2,100	36,068
	Bouygues SA	832,465	32,890,385
	Bureau Veritas SA	620,246	17,090,747
	Burelle SA	94	78,006
	Capgemini SE	177,008	21,982,739
	Carrefour SA	1,774,908	30,034,439
#	Casino Guichard Perrachon SA	261,016	10,606,753
	Catering International Services	6,197	87,679
*	Cegedim SA	8,644	290,151
*	CGG SA	2,191,845	6,158,914
#	Chargeurs SA	98,430	1,854,676
	Cie de Saint-Gobain	974,295	36,758,542
	Cie des Alpes	48,216	1,607,967
	Cie Generale des Etablissements Michelin SCA	610,972	70,886,912
	Cie Plastic Omnium SA	385,266	9,703,493
	CNP Assurances	386,130	6,950,448
*	Coface SA	431,132	5,312,524
	Credit Agricole SA	1,071,537	14,476,614
	Danone SA, Sponsored ADR	37,413	596,737
	Danone SA	622,094	49,782,717
	Dassault Aviation SA	959	1,166,563
	Dassault Systemes SE	43,687	7,562,821
	Dassault Systemes SE, Sponsored ADR	2,055	356,810
	Derichebourg SA	797,706	2,893,207
#	Devoteam SA	22,497	2,094,726

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Edenred	600,943	$32,451,851
	Eiffage SA	545,963	63,284,621
#	Electricite de France SA	1,802,165	22,248,212
#	Electricite de Strasbourg SA	1,138	150,739
	Elior Group SA	592,408	8,305,626
	Elis SA	554,917	10,805,444
	Engie SA	2,260,043	38,902,810
#	Eramet	60,586	2,541,693
#*	Erytech Pharma SA	2,820	19,368
#	EssilorLuxottica SA	163,730	24,241,617
*	Esso SA Francaise	14,121	318,791
	Etablissements Maurel et Prom SA	118,867	333,553
#	Eurofins Scientific SE	33,738	18,146,129
	Euronext NV	247,581	21,461,033
#	Europcar Mobility Group	750,842	3,045,447
#	Eutelsat Communications SA	1,300,851	19,497,337
	Exel Industries, Class A	6,717	329,696
#	Faurecia SE	355,628	16,944,451
	Fleury Michon SA	4,252	136,340
*	Fnac Darty S.A.	89,810	4,375,801
*	Fnac Darty SA	12,150	598,686
	Gaumont SA	768	100,436
	Gaztransport Et Technigaz SA	85,230	8,615,388
	GEA	181	21,675
	Getlink SE	873,178	15,403,975
	GL Events	60,870	1,428,033
	Groupe Crit	22,919	1,748,225
	Groupe Gorge	11,765	224,274
	Groupe Open	22,877	308,759
	Guerbet	40,957	1,582,217
	Haulotte Group SA	46,203	246,301
#	HERIGE SADCS	1,725	55,080
	Hermes International	23,514	17,558,522
#	HEXAOM	15,998	641,836
*	ID Logistics Group	7,495	1,465,520
#	Iliad SA	197,990	25,984,422
#	Imerys SA	180,738	7,802,244
	Ingenico Group SA	328,481	38,200,060
	Ipsen SA	69,386	5,149,136
	IPSOS	185,598	6,013,388
	Jacquet Metal Service SA	84,946	1,326,084
#	JCDecaux SA	106,130	2,836,580
	Kaufman & Broad SA	123,831	5,245,493
	Kering SA	52,768	32,242,332
	Korian SA	291,852	13,314,472
	Lagardere SCA	820,890	15,581,780
	Laurent-Perrier	3,871	351,850
#	Le Belier	11,601	464,944
	Lectra	104,988	2,595,577
	Legrand SA	317,355	25,392,101
	Linedata Services	18,028	583,780
	LISI	122,466	3,724,345
	LNA Sante SA	31,937	1,623,650
	L'Oreal SA	82,717	23,007,374
	LVMH Moet Hennessy Louis Vuitton SE	248,440	108,188,697
	Maisons du Monde SA	85,558	1,133,976
#	Manitou BF SA	37,488	686,403
	Manutan International	2,849	203,160
	Mersen SA	81,201	2,660,255

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	METabolic EXplorer SA	130,246	$237,140
	Metropole Television SA	215,202	3,578,932
	Natixis SA	1,729,777	7,304,643
	Nexans SA	342,128	16,644,959
	Nexity SA	245,232	11,839,337
#*	Nicox	71,997	351,994
	NRJ Group	72,423	500,266
#	Oeneo SA	144,175	2,198,122
#*	Onxeo SA	191,619	117,273
#*	Onxeo SA	12,362	7,852
	Orange SA, Sponsored ADR	206,198	2,905,330
	Orange SA	4,330,858	61,220,867
#	Orpea	123,851	16,124,708
	Pernod Ricard SA	27,272	4,721,785
	Peugeot SA	3,489,777	71,855,371
*	Pierre & Vacances SA	22,303	606,927
#	Plastivaloire	80,194	577,058
	PSB Industries SA	1,337	27,775
	Publicis Groupe SA, ADR	97,524	1,079,591
	Publicis Groupe SA	712,111	31,567,273
	Quadient	176,973	4,257,055
#	Rallye SA	601,121	5,855,994
#*	Recylex SA	65,252	214,020
	Renault SA	473,234	18,509,711
	Rexel SA	1,588,705	19,004,236
#	Robertet SA	1,600	1,615,532
	Rothschild & Co.	19,018	510,708
	Rubis SCA	278,022	17,172,735
	Safran SA	159,972	25,793,420
	Samse SA	943	174,746
#	Sanofi, ADR	430,089	20,760,396
	Sanofi	432,160	41,676,782
	Sartorius Stedim Biotech	44,668	8,010,031
	Savencia SA	16,829	1,159,418
	Schneider Electric SE	394,440	39,336,109
	Schneider Electric SE	19,869	1,982,790
	SCOR SE	605,722	25,744,931
	SEB SA	108,639	13,948,925
	Seche Environnement SA	10,625	483,834
	SES SA	1,913,533	23,484,294
	Societe BIC SA	149,609	10,099,281
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	2,125	139,447
	Societe Generale SA	958,542	31,018,091
	Societe Marseillaise du Tunnel Prado-Carenage SA	8,156	196,908
#	Sodexo SA	174,906	18,313,495
	Sodexo SA, Sponsored ADR	19,000	395,390
	Sodexo SA	8,908	934,592
#*	SOITEC	86,494	8,130,259
#*	Solocal Group	2,109,096	1,021,989
	Somfy SA	21,663	2,189,557
	Sopra Steria Group	81,649	13,034,668
	SPIE SA	429,472	8,319,548
	Stef SA	23,396	2,147,994
	STMicroelectronics NV	1,333,520	37,127,925
#	STMicroelectronics NV	416,949	11,612,030
	Suez	786,262	12,903,219
	Sword Group	17,484	678,341
	Synergie SA	47,586	1,508,911
#	Tarkett SA	176,377	2,435,229

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Technicolor SA	654,977	$453,489
*	Technicolor SA, Sponsored ADR	4,360	3,017
	Teleperformance	206,991	51,933,537
	Television Francaise 1	367,879	2,769,599
	Thales SA	226,701	24,876,155
#	Thermador Groupe	10,096	613,620
	Total Gabon	985	146,516
	Total SA	2,613,611	127,258,536
#	TOTAL SA, Sponsored ADR	498,910	24,242,037
	Trigano SA	46,079	4,369,345
*	Ubisoft Entertainment SA	363,647	27,579,540
	Union Financiere de France BQE SA	5,747	130,007
	Valeo SA	763,678	22,682,106
#*	Vallourec SA	1,986,844	5,003,238
#*	Valneva SE	69,711	240,968
	Veolia Environnement SA, ADR	45,884	1,350,825
	Veolia Environnement SA	544,964	16,076,643
	Vetoquinol SA	937	60,149
	Vicat SA	84,188	3,511,864
	VIEL & Cie SA	61,789	327,790
	Vilmorin & Cie SA	31,017	1,503,491
	Vinci SA	522,320	57,867,335
*	Virbac SA	13,860	3,392,703
	Vivendi SA	456,263	12,478,462
	Vranken-Pommery Monopole SA	8,008	164,581
*	Worldline SA	51,544	3,632,091
	XPO Logistics Europe SADIR	23	6,621
TOTAL FRANCE			2,469,470,270
GERMANY — (6.6%)
	1&1 Drillisch AG	63,723	1,562,238
	Aareal Bank AG	305,779	10,013,755
	Adidas AG	157,511	49,791,437
*	Adler Modemaerkte AG	44,428	189,208
#*	ADLER Real Estate AG	83,828	1,125,380
#	ADO Properties SA	55,050	1,702,075
*	ADVA Optical Networking SE	210,006	1,732,714
#*	AIXTRON SE	208,127	2,184,528
	All for One Group AG	3,921	237,410
#	Allgeier SE	18,167	657,854
*	Allianz SE, Sponsored ADR	212,040	5,075,990
	Allianz SE	283,403	67,660,603
	Amadeus Fire AG	22,694	3,842,061
	Aroundtown SA	938,801	8,887,458
	Atoss Software AG	1,547	269,736
	Aurubis AG	197,548	10,748,332
	BASF SE	503,133	33,959,799
#	Basler AG	17,007	1,015,178
#	Bauer AG	71,372	1,260,398
	Bayer AG, Sponsored ADR	41,308	837,313
	Bayer AG	1,506,185	120,879,611
	Bayerische Motoren Werke AG	951,135	67,750,719
#	BayWa AG	60,329	1,772,715
#	Bechtle AG	87,173	12,578,057
	Beiersdorf AG	58,189	6,597,103
	Bertrandt AG	25,455	1,473,565
#	bet-at-home.com AG	11,955	631,017
	Bijou Brigitte AG	12,164	672,815
	Bilfinger SE	174,686	6,162,014

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Borussia Dortmund GmbH & Co. KGaA	511,276	$4,995,041
	Brenntag AG	415,503	21,502,305
	CANCOM SE	101,804	6,056,949
	Carl Zeiss Meditec AG	53,372	6,516,183
#*	CECONOMY AG	768,684	3,973,285
	CENIT AG	40,171	575,885
	CENTROTEC Sustainable AG	15,677	238,322
	Cewe Stiftung & Co. KGAA	48,896	5,577,232
	comdirect bank AG	80,197	1,235,420
	Commerzbank AG	2,423,972	13,909,902
	CompuGroup Medical SE	105,941	6,969,015
	Continental AG	256,337	29,252,448
#	Corestate Capital Holding SA	15,120	663,307
	Covestro AG	648,618	27,334,562
	CropEnergies AG	128,768	1,437,859
	CTS Eventim AG & Co. KGaA	263,509	16,385,986
	Daimler AG	2,506,751	116,080,164
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	150,551
#*	Delivery Hero SE	19,739	1,518,787
#	Deutsche Bank AG	1,939,299	17,742,538
	Deutsche Bank AG	1,752,089	16,031,614
	Deutsche Beteiligungs AG	68,459	2,882,326
	Deutsche Boerse AG	232,112	37,677,225
#	Deutsche EuroShop AG	173,049	4,718,049
	Deutsche Lufthansa AG	1,588,786	24,202,994
	Deutsche Pfandbriefbank AG	768,867	12,383,786
	Deutsche Post AG	1,124,113	39,220,147
	Deutsche Telekom AG, Sponsored ADR	512,237	8,252,138
	Deutsche Telekom AG	6,594,331	106,800,440
	Deutsche Wohnen SE	365,284	15,455,213
	Deutz AG	1,103,060	5,760,929
*	Dialog Semiconductor P.L.C.	277,333	12,182,365
	DIC Asset AG	205,651	3,853,054
	DMG Mori AG	23,446	1,104,656
#	Dr Hoenle AG	20,233	987,305
	Draegerwerk AG & Co. KGaA	12,466	567,686
#	Duerr AG	310,576	9,298,327
	E.ON SE	5,371,567	60,865,108
	Eckert & Ziegler Strahlen- und Medizintechnik AG	13,460	2,563,640
#	EDAG Engineering Group AG	14,603	163,616
	Elmos Semiconductor AG	69,883	2,163,611
#*	ElringKlinger AG	161,679	1,098,540
	Evonik Industries AG	530,313	14,532,575
	Fielmann AG	92,470	7,354,491
	First Sensor AG	21,691	924,145
	Francotyp-Postalia Holding AG, Class A	22,684	89,750
	Fraport AG Frankfurt Airport Services Worldwide	134,873	10,031,445
	Freenet AG	900,337	19,972,507
	Fresenius Medical Care AG & Co. KGaA, ADR	43,688	1,676,309
	Fresenius Medical Care AG & Co. KGaA	575,557	44,251,671
	Fresenius SE & Co. KGaA	681,683	34,806,954
	Fuchs Petrolub SE	65,007	2,638,415
	GEA Group AG	281,672	8,434,026
#	Gerresheimer AG	203,337	16,084,549
	Gesco AG	29,514	621,219
	GFT Technologies SE	129,427	1,898,511
	Grand City Properties SA	215,793	5,530,817
*	H&R GmbH & Co. KGaA	73,382	406,810
	Hamburger Hafen und Logistik AG	191,733	4,718,486

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hannover Rueck SE	81,263	$15,778,543
#	Hapag-Lloyd AG	59,181	4,859,670
	Hawesko Holding AG	190	6,992
	HeidelbergCement AG	274,943	18,542,471
#*	Heidelberger Druckmaschinen AG	2,111,406	2,083,590
	Hella GmbH & Co KGaA	272,262	12,795,725
	Henkel AG & Co. KGaA	24,225	2,231,984
	Highlight Communications AG	42,880	206,339
	Hochtief AG	70,173	8,116,572
	HolidayCheck Group AG	126,164	326,631
	Hornbach Baumarkt AG	30,314	664,648
	Hornbach Holding AG & Co. KGaA	1,206	76,191
	Hugo Boss AG	281,634	13,304,857
*	Hypoport AG	1,043	367,915
	Indus Holding AG	84,980	3,461,139
	Infineon Technologies AG	1,268,255	27,245,849
	Infineon Technologies AG, ADR	340,602	7,311,022
	Isra Vision AG	49,830	1,865,801
	IVU Traffic Technologies AG	25,337	372,483
	Jenoptik AG	92,206	2,534,153
#	K+S AG	1,125,491	10,922,375
	KION Group AG	424,095	26,544,883
	Kloeckner & Co. SE	363,508	2,308,574
	Knorr-Bremse AG	2,002	218,384
#	Koenig & Bauer AG	87,648	2,323,497
	Krones AG	42,754	3,228,460
	KSB SE & Co. KGaA	267	92,081
	KWS Saat SE & Co., KGaA	21,275	1,313,721
	Lanxess AG	520,136	31,194,187
	LEG Immobilien AG	214,219	26,421,830
	Leifheit AG	29,884	790,212
#*	Leoni AG	214,108	2,499,859
*	LPKF Laser & Electronics AG	27,049	566,442
#*	Manz AG	14,371	327,845
	MasterFlex SE	1,291	6,896
	Mediclin AG	12,692	72,946
#*	Medigene AG	16,352	105,703
	Merck KGaA	55,672	7,138,790
	METRO AG	1,278,547	17,789,686
	MLP SE	212,467	1,324,286
	MTU Aero Engines AG	220,081	66,654,803
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	120,909	35,648,830
	Nemetschek SE	256,845	17,422,261
	New Work SE	12,707	4,156,392
	Nexus AG	9,894	376,566
#*	Nordex SE	324,061	4,193,309
	Norma Group SE	254,168	9,266,203
	OHB SE	34,731	1,566,892
	OSRAM Licht AG	246,478	12,392,479
#	Paragon GmbH & Co. KGaA	9,291	197,151
#	Patrizia AG	192,889	4,604,584
#	Pfeiffer Vacuum Technology AG	47,316	7,860,854
#	PNE AG	376,663	1,833,836
	Progress-Werk Oberkirch AG	4,789	128,534
	ProSiebenSat.1 Media SE	465,417	6,161,465
	PSI Software AG	11,158	240,207
	Puma SE	139,694	11,185,685
	Puma SE	28,540	2,291,625
*	QIAGEN NV	147,931	4,941,012

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	QSC AG	689,741	$882,473
#*	R Stahl AG	4,599	165,961
	Rational AG	7,651	5,737,702
	Rheinmetall AG	330,609	35,357,134
	RHOEN-KLINIKUM AG	98,099	1,716,414
#	RIB Software SE	121,528	2,552,487
*	Rocket Internet SE	184,542	4,313,750
	RTL Group SA	174,414	7,924,981
	RWE AG	1,088,834	37,746,796
#	S&T AG	153,317	4,115,828
	SAF-Holland SA	291,137	2,020,590
#	Salzgitter AG	209,050	3,500,245
	SAP SE, Sponsored ADR	52,887	6,916,033
	SAP SE	161,165	20,988,700
*	Schaltbau Holding AG	19,850	730,444
#	Secunet Security Networks AG	4,287	616,358
#*	SGL Carbon SE	77,815	346,622
	Siemens AG, Sponsored ADR	209,586	12,897,923
	Siemens AG	239,359	29,522,084
#	Siltronic AG	92,377	9,895,158
	Sixt Leasing SE	48,889	723,019
	Sixt SE	89,285	8,997,720
*	SMA Solar Technology AG	37,435	1,377,648
#*	SMT Scharf AG	6,081	67,302
	Softing AG	10,451	85,967
	Software AG	124,078	4,136,454
	Stabilus SA	53,047	3,222,666
#	STRATEC SE	2,942	208,431
#	Stroeer SE & Co. KGaA	135,812	10,779,727
	Suedzucker AG	423,340	7,154,495
#*	SUESS MicroTec SE	81,559	927,908
	Surteco Group SE	34,391	851,448
#	Symrise AG	185,942	19,106,454
	Syzygy AG	4,986	41,066
	TAG Immobilien AG	640,029	16,868,416
	Takkt AG	161,348	2,118,282
*	Talanx AG	151,722	7,571,574
#	Technotrans SE	45,579	1,000,145
#*	Tele Columbus AG	46,681	175,100
	Telefonica Deutschland Holding AG	2,620,708	7,932,089
#	Thyssenkrupp AG	675,653	8,307,860
	TLG Immobilien AG	178,262	6,095,014
	Traffic Systems SE	9,711	239,396
	Uniper SE	588,060	19,265,219
#	United Internet AG	448,981	14,514,918
	VERBIO Vereinigte BioEnergie AG	105,064	1,486,783
	Volkswagen AG	104,003	19,043,322
	Vonovia SE	385,548	22,005,588
	Vossloh AG	35,144	1,549,025
	Wacker Chemie AG	105,551	7,574,983
#	Wacker Neuson SE	170,725	2,741,063
	Washtec AG	52,753	2,974,458
#	Wirecard AG	142,891	20,959,413
	Wuestenrot & Wuerttembergische AG	82,556	1,750,984
#*	Zalando SE	50,544	2,420,042
	Zeal Network SE	43,444	1,093,777
TOTAL GERMANY			2,107,373,632

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (2.5%)
	Aeon Credit Service Asia Co., Ltd.	28,000	$21,682
	Aeon Stores Hong Kong Co., Ltd.	32,000	13,909
#	Agritrade Resources, Ltd.	19,430,000	511,338
	AIA Group, Ltd.	6,748,000	66,865,564
	Allied Group, Ltd.	76,000	380,287
	Allied Properties HK, Ltd.	4,698,393	876,062
	APAC Resources, Ltd.	191,695	23,600
*	Applied Development Holdings, Ltd.	9,075,000	229,619
*	Arts Optical International Hldgs, Ltd.	70,000	13,652
	Asia Financial Holdings, Ltd.	400,000	202,500
	Asia Standard International Group, Ltd.	2,109,561	321,226
#	Asiasec Properties, Ltd.	299,000	47,440
	ASM Pacific Technology, Ltd.	1,505,200	20,282,197
	Associated International Hotels, Ltd.	79,000	192,495
	Bank of East Asia, Ltd. (The)	2,044,685	4,410,326
*	Best Food Holding Co., Ltd.	392,000	51,444
	BOC Aviation, Ltd.	1,263,100	11,644,910
	BOC Hong Kong Holdings, Ltd.	5,472,500	18,089,802
	BOE Varitronix, Ltd.	3,025,000	880,650
*	Bonjour Holdings, Ltd.	440,000	7,025
	Bright Smart Securities & Commodities Group, Ltd.	4,552,000	1,198,155
*	Brightoil Petroleum Holdings, Ltd.	7,912,171	1,146,086
*	Brockman Mining, Ltd.	1,126,520	21,483
	Build King Holdings, Ltd.	860,000	87,429
*	Burwill Holdings, Ltd.	9,641,600	66,168
	Cafe de Coral Holdings, Ltd.	2,414,000	5,416,263
#*	Camsing International Holding, Ltd.	564,000	63,178
#	Cathay Pacific Airways, Ltd.	3,533,000	4,455,507
#*	Central Wealth Group Holdings, Ltd.	40,945,301	273,194
	Century City International Holdings, Ltd.	3,792,000	257,849
	CGN Mining Co., Ltd.	2,380,000	81,565
	Chen Hsong Holdings	360,000	98,548
	Cheuk Nang Holdings, Ltd.	111,811	52,969
	Chevalier International Holdings, Ltd.	130,276	183,702
*	China Best Group Holding, Ltd.	3,490,000	66,443
*	China Display Optoelectronics Technology Holdings, Ltd.	2,472,000	153,436
*	China Energy Development Holdings, Ltd.	32,934,000	726,913
*	China Healthwise Holdings, Ltd.	2,824,000	15,542
*	China Ludao Technology Co., Ltd.	404,000	52,333
	China Motor Bus Co., Ltd.	6,800	101,176
#	China New Higher Education Group, Ltd.	1,289,000	438,754
#*	China Smarter Energy Group Holdings, Ltd.	1,462,000	41,360
*	China Solar Energy Holdings, Ltd.	1,033,500	4,491
#	China Star Entertainment, Ltd.	8,466,000	1,654,118
#*	China Strategic Holdings, Ltd.	68,970,000	273,177
*	China Tonghai International Financial, Ltd.	210,000	10,732
	Chinese Estates Holdings, Ltd.	1,258,000	887,699
*	Chinlink International Holdings, Ltd.	634,800	69,413
	Chong Hing Bank, Ltd.	45,000	71,364
	Chow Sang Sang Holdings International, Ltd.	1,395,000	1,628,797
	Chow Tai Fook Jewellery Group, Ltd.	3,484,800	3,140,943
	Chuang's China Investments, Ltd.	6,774,219	367,275
	Chuang's Consortium International, Ltd.	4,463,553	762,676
	CITIC Telecom International Holdings, Ltd.	11,582,000	3,998,749
	CK Asset Holdings, Ltd.	2,338,908	14,943,173
	CK Hutchison Holdings, Ltd.	3,607,408	31,874,010
	CK Infrastructure Holdings, Ltd.	823,545	5,745,716
#	CK Life Sciences Intl Holdings, Inc.	11,806,000	1,219,916
	CLP Holdings, Ltd.	737,500	7,669,662

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	CNQC International Holdings, Ltd.	3,205,000	$431,090
	CNT Group, Ltd.	814,000	37,173
	Convenience Retail Asia, Ltd.	122,000	55,970
#*	Convoy Global Holdings, Ltd.	25,290,000	101,921
#*	Cosmopolitan International Holdings, Ltd.	1,190,000	228,765
#	Cowell e Holdings, Inc.	8,502,000	2,057,845
	Crocodile Garments	2,682,000	179,869
	Cross-Harbour Holdings, Ltd. (The)	314,964	493,131
	CSI Properties, Ltd.	25,994,200	930,682
*	CST Group, Ltd.	83,595,800	258,507
#*	CW Group Holdings, Ltd.	1,730,500	9,648
	Dah Sing Banking Group, Ltd.	1,575,302	2,006,083
	Dah Sing Financial Holdings, Ltd.	868,444	3,122,193
	Dickson Concepts International, Ltd.	361,000	221,348
#	Dynamic Holdings, Ltd.	30,000	41,040
	Eagle Nice International Holdings, Ltd.	1,394,000	495,197
	EcoGreen International Group, Ltd.	386,240	69,353
*	eForce Holdings, Ltd.	4,144,000	79,767
	Emperor Capital Group, Ltd.	17,808,000	388,618
	Emperor Entertainment Hotel, Ltd.	2,765,000	493,221
	Emperor International Holdings, Ltd.	6,568,416	1,285,076
	Emperor Watch & Jewellery, Ltd.	18,420,000	337,627
*	ENM Holdings, Ltd.	2,608,000	213,468
#*	Esprit Holdings, Ltd.	12,476,613	2,227,384
*	Eternity Investment, Ltd.	520,000	12,407
#	Fairwood Holdings, Ltd.	267,000	645,811
	Far East Consortium International, Ltd.	7,390,504	3,180,324
*	Far East Holdings International, Ltd.	1,383,000	35,352
#*	FIH Mobile, Ltd.	26,649,000	4,127,884
	First Pacific Co., Ltd.	9,973,756	3,130,548
*	First Shanghai Investments, Ltd.	11,856,000	565,043
	Fountain SET Holdings, Ltd.	8,828,000	1,360,186
	Four Seas Mercantile Holdings, Ltd.	36,000	13,687
*	Freeman Fintech Corp, Ltd.	6,722,000	96,992
*	Future World Financial Holdings, Ltd.	187,783	828
	Galaxy Entertainment Group, Ltd.	2,851,000	18,658,607
#*	Genting Hong Kong, Ltd.	746,000	58,050
	Get Nice Financial Group, Ltd.	798,824	75,348
#	Get Nice Holdings, Ltd.	85,991,000	2,226,016
	Giordano International, Ltd.	10,740,000	2,745,140
#	Global Brands Group Holding, Ltd.	3,451,524	219,283
#	Glorious Sun Enterprises, Ltd.	1,763,000	197,046
*	Glory Sun Land Group, Ltd.	1,268,500	127,876
	Gold Peak Industries Holdings, Ltd.	605,000	59,897
	Golden Resources Development International, Ltd.	924,000	73,292
#*	Gold-Finance Holdings, Ltd.	2,104,000	7,314
*	Good Resources Holdings, Ltd.	5,300,000	64,874
*	Goodbaby International Holdings, Ltd.	2,818,000	516,534
*	GR Properties, Ltd.	914,000	182,147
	Great Eagle Holdings, Ltd.	471,213	1,436,714
#*	Great Harvest Maeta Group Holdings, Ltd.	1,102,500	201,404
*	Greater Bay Area Investments Group Holdings, Ltd.	15,680,000	20,189
*	Greentech Technology International, Ltd.	2,220,000	45,457
*	G-Resources Group, Ltd.	415,369,200	2,773,870
	Guangnan Holdings, Ltd.	1,986,000	184,958
	Guoco Group, Ltd.	26,000	440,036
#	Guotai Junan International Holdings, Ltd.	16,809,000	2,842,471
#	Haitong International Securities Group, Ltd.	15,588,139	4,484,050
	Hang Lung Group, Ltd.	2,681,000	6,625,154

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hang Lung Properties, Ltd.	3,564,000	$7,444,932
#	Hang Seng Bank, Ltd.	1,107,700	22,390,302
	Hanison Construction Holdings, Ltd.	909,496	129,077
*	Hao Tian Development Group, Ltd.	11,814,900	302,290
	Harbour Centre Development, Ltd.	158,000	221,197
	Henderson Land Development Co., Ltd.	2,268,284	10,183,806
	HK Electric Investments & HK Electric Investments, Ltd.	2,743,500	2,739,463
#	HKBN, Ltd.	2,799,500	4,851,323
*	HKBridge Financial Holdings, Ltd.	32,000	2,126
#	HKR International, Ltd.	4,078,038	1,719,776
#	HKT Trust & HKT, Ltd.	14,980,000	22,361,102
	Hon Kwok Land Investment Co., Ltd.	234,000	89,924
	Hong Kong & China Gas Co., Ltd.	4,824,793	9,233,102
	Hong Kong Exchanges & Clearing, Ltd.	1,052,102	34,569,368
#	Hong Kong Ferry Holdings Co., Ltd.	123,000	106,100
#*	Hong Kong Finance Investment Holding Group, Ltd.	2,960,000	311,835
	Hong Kong Shanghai Alliance Holdings, Ltd.	196,000	11,134
#*	Hong Kong Television Network, Ltd.	1,327,000	710,269
	Hongkong & Shanghai Hotels, Ltd. (The)	1,574,424	1,581,268
	Hongkong Chinese, Ltd.	3,741,143	390,278
#	Honma Golf, Ltd.	558,000	376,670
	Hop Hing Group Holdings, Ltd.	4,256,000	49,248
#	Hsin Chong Group Holdings, Ltd.	7,804,000	263,764
*	Huan Yue Interactive Holdings, Ltd.	279,000	23,515
*	Huarong Investment Stock Corp., Ltd.	495,000	15,316
	Hung Hing Printing Group, Ltd.	1,234,524	178,054
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	8,508,000	1,541,472
	Hysan Development Co., Ltd.	986,215	3,681,512
*	I-CABLE Communications, Ltd.	5,201,153	47,101
#	IGG, Inc.	4,599,000	3,198,804
*	Imagi International Holdings, Ltd.	1,074,799	137,783
	International Housewares Retail Co., Ltd.	1,170,000	271,293
*	IPE Group, Ltd.	2,010,000	199,804
*	IRC, Ltd.	10,510,000	126,750
	IT, Ltd.	3,289,087	736,914
#	ITC Properties Group, Ltd.	1,693,594	243,118
	Johnson Electric Holdings, Ltd.	2,302,127	5,083,421
	Kader Holdings Co., Ltd.	1,016,000	89,507
	Kam Hing International Holdings, Ltd.	74,000	4,692
	Karrie International Holdings, Ltd.	1,668,000	236,713
	Kerry Logistics Network, Ltd.	2,631,291	4,197,685
	Kerry Properties, Ltd.	2,315,583	6,458,875
	Kingmaker Footwear Holdings, Ltd.	1,350,000	168,106
#	Kingston Financial Group, Ltd.	8,261,000	929,136
	Kowloon Development Co., Ltd.	1,645,000	1,965,464
*	Kwan On Holdings, Ltd.	700,000	17,241
	Lai Sun Development Co., Ltd.	1,212,987	1,434,814
	Lam Soon Hong Kong, Ltd.	12,000	21,522
*	Landing International Development, Ltd.	4,962,000	528,049
#	Landsea Green Group Co., Ltd.	584,000	57,704
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	118,500	30,675
*	Lerado Financial Group Co., Ltd.	740,000	2,268
#*	Lerthai Group, Ltd.	38,000	18,050
#*	Leyou Technologies Holdings, Ltd.	345,000	110,663
#	Li & Fung, Ltd.	35,009,250	3,065,791
#	Lifestyle International Holdings, Ltd.	2,327,500	2,327,726
	Lippo China Resources, Ltd.	12,586,000	290,966
	Lippo, Ltd.	236,000	76,449

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Liu Chong Hing Investment, Ltd.	858,000	$1,102,911
	L'Occitane International SA	2,236,500	4,736,099
#	Luk Fook Holdings International, Ltd.	1,798,000	4,870,121
	Luks Group Vietnam Holdings Co., Ltd.	130,000	25,153
	Lung Kee Bermuda Holdings	432,000	135,232
*	Macau Legend Development, Ltd.	7,163,000	908,849
	Magnificent Hotel Investment, Ltd.	4,616,000	90,558
	Man Wah Holdings, Ltd.	12,421,600	8,564,004
	Mason Group Holdings, Ltd.	39,723,200	234,766
	Master Glory Group, Ltd.	807,080	20,264
*	Maxnerva Technology Services, Ltd.	196,000	11,014
	Melco International Development, Ltd.	4,695,000	10,139,609
	Melco Resorts & Entertainment, Ltd., ADR	47,606	960,213
	MGM China Holdings, Ltd.	1,893,200	2,643,521
*	Midland Holdings, Ltd.	1,512,364	192,908
	Ming Fai International Holdings, Ltd.	719,000	73,450
	Miramar Hotel & Investment	441,000	820,108
	Modern Dental Group, Ltd.	566,000	101,818
	Mongolian Mining Corp.	1,896,475	123,317
	MTR Corp., Ltd.	806,632	4,524,124
	NagaCorp., Ltd.	11,416,000	16,102,830
	Nameson Holdings, Ltd.	4,556,000	312,806
	National Electronics Hldgs	61,600	8,631
*	National United Resources Holdings, Ltd.	3,320,000	11,371
*	Neo-Neon Holdings, Ltd.	5,893,000	414,997
	New World Development Co., Ltd.	16,157,139	20,182,404
#*	NewOcean Energy Holdings, Ltd.	4,518,000	638,994
#	NOVA Group Holdings, Ltd.	1,480,000	297,273
#	NWS Holdings, Ltd.	2,762,221	3,549,322
	OP Financial, Ltd.	1,436,000	273,789
	Oriental Watch Holdings	2,126,240	510,637
#	Oshidori International Holdings, Ltd.	17,547,000	1,761,071
	Pacific Andes International Holdings, Ltd.	11,918,411	42,047
#	Pacific Basin Shipping, Ltd.	22,136,000	3,970,446
	Pacific Textiles Holdings, Ltd.	5,606,000	3,625,106
	Paliburg Holdings, Ltd.	928,790	311,024
#	Paradise Entertainment, Ltd.	1,944,000	212,006
*	PC Partner Group, Ltd.	1,306,000	303,351
	PCCW, Ltd.	24,582,265	14,478,298
*	Pegasus International Holdings, Ltd.	82,000	7,878
	Perfect Shape Medical, Ltd.	1,380,000	462,440
#	Pico Far East Holdings, Ltd.	3,302,000	893,231
	Playmates Holdings, Ltd.	3,856,000	542,992
*	Playmates Toys, Ltd.	3,884,000	186,622
	Plover Bay Technologies, Ltd.	904,000	129,586
	Polytec Asset Holdings, Ltd.	21,892,700	2,670,089
#	Power Assets Holdings, Ltd.	957,500	6,912,588
	Prada SpA	938,600	3,598,808
*	PT International Development Co., Ltd.	4,246,550	202,004
	Public Financial Holdings, Ltd.	1,002,000	360,143
*	PYI Corp., Ltd.	34,836,552	335,214
	Rare Earth Magnesium Technology Group Holdings, Ltd.	1,420,000	48,954
#	Regal Hotels International Holdings, Ltd.	1,547,400	771,991
#	Regina Miracle International Holdings, Ltd.	946,000	563,883
#	Sa Sa International Holdings, Ltd.	8,566,182	1,510,587
*	Samson Holding, Ltd.	196,000	9,242
	Samsonite International SA	6,549,600	12,230,427
	Sands China, Ltd.	1,830,400	8,826,747
	SAS Dragon Holdings, Ltd.	1,306,000	422,618

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	SEA Holdings, Ltd.	663,918	$561,512
#	Shangri-La Asia, Ltd.	2,686,166	2,476,037
	Shenwan Hongyuan HK, Ltd.	2,585,000	351,236
	Shun Ho Property Investments, Ltd.	70,224	17,971
	Shun Tak Holdings, Ltd.	21,290,250	9,127,332
*	Sincere Watch Hong Kong, Ltd.	5,990,000	94,783
	Sing Tao News Corp., Ltd.	892,000	135,812
	Singamas Container Holdings, Ltd.	8,036,000	741,614
	Sino Land Co., Ltd.	5,654,598	7,706,297
	SITC International Holdings Co., Ltd.	6,750,000	7,951,112
	Sitoy Group Holdings, Ltd.	1,298,000	160,894
	SJM Holdings, Ltd.	7,505,699	8,368,076
	SmarTone Telecommunications Holdings, Ltd.	3,135,930	2,297,843
*	SOCAM Development, Ltd.	342,309	88,322
*	Solomon Systech International, Ltd.	5,494,000	96,302
	Soundwill Holdings, Ltd.	466,500	540,210
*	South China Holdings Co., Ltd.	2,720,000	54,892
	Stella International Holdings, Ltd.	1,573,000	2,179,637
*	Success Universe Group, Ltd.	3,996,000	96,629
#*	Summit Ascent Holdings, Ltd.	2,860,000	346,165
	Sun Hing Vision Group Holdings, Ltd.	26,000	6,354
	Sun Hung Kai & Co., Ltd.	3,988,787	1,782,427
	Sun Hung Kai Properties, Ltd.	1,112,511	15,497,671
	SUNeVision Holdings, Ltd.	916,000	606,173
	Swire Pacific, Ltd., Class A	859,500	7,547,074
	Swire Pacific, Ltd., Class B	1,767,500	2,499,126
	Swire Properties, Ltd.	828,850	2,573,087
	TAI Cheung Holdings, Ltd.	771,000	610,142
	Tai Sang Land Development, Ltd.	145,523	82,253
#	Tai United Holdings, Ltd.	2,694,300	64,926
*	Talent Property Group, Ltd.	12,090,000	47,950
#	Tan Chong International, Ltd.	372,000	105,380
	Tao Heung Holdings, Ltd.	795,000	126,196
	Techtronic Industries Co., Ltd.	3,200,500	25,537,092
#	Television Broadcasts, Ltd.	1,067,800	1,634,759
*	Termbray Industries International Holdings, Ltd.	112,000	4,503
	Texwinca Holdings, Ltd.	3,690,000	780,339
*	Theme International Holdings, Ltd.	2,895,000	38,228
	TK Group Holdings, Ltd.	820,000	397,613
#*	TOM Group, Ltd.	320,000	57,066
#	Town Health International Medical Group, Ltd.	444,000	29,499
	Tradelink Electronic Commerce, Ltd.	2,312,000	336,961
	Transport International Holdings, Ltd.	1,035,002	2,609,246
#*	Trinity, Ltd.	4,822,000	126,662
	Tsui Wah Holdings, Ltd.	2,518,000	133,862
	Union Medical Healthcare, Ltd.	796,000	526,109
#	United Laboratories International Holdings, Ltd. (The)	3,789,500	2,480,293
*	Up Energy Development Group, Ltd.	2,252,000	7,017
*	Value Convergence Holdings, Ltd.	1,708,000	66,461
#	Value Partners Group, Ltd.	5,799,000	3,118,924
	Vanke Property Overseas, Ltd.	123,000	55,914
	Vantage International Holdings, Ltd.	2,346,000	154,584
	Vedan International Holdings, Ltd.	1,404,000	141,339
	Victory City International Holdings, Ltd.	3,123,122	103,544
#	Vitasoy International Holdings, Ltd.	2,446,000	8,816,561
#	VPower Group International Holdings, Ltd.	558,000	160,007
	VSTECS Holdings, Ltd.	5,079,200	2,445,155
	VTech Holdings, Ltd.	711,000	6,426,521
	Wai Kee Holdings, Ltd.	318,000	184,032

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Wang On Group, Ltd.	50,720,000	$482,547
*	We Solutions, Ltd.	2,008,000	106,556
	WH Group, Ltd.	26,154,000	24,613,566
	Wharf Holdings, Ltd. (The)	2,979,750	7,360,717
	Wharf Real Estate Investment Co., Ltd.	910,750	4,703,339
	Wheelock & Co., Ltd.	1,434,000	8,728,993
	Win Hanverky Holdings, Ltd.	3,222,000	193,180
*	Winfull Group Holdings, Ltd.	4,120,000	35,387
	Wing On Co. International, Ltd.	123,137	339,386
	Wing Tai Properties, Ltd.	462,000	289,930
	Wonderful Sky Financial Group Holdings, Ltd.	944,000	80,315
	Wong's Kong King International	218,000	19,906
#	Wynn Macau, Ltd.	2,271,200	4,714,228
	Xinyi Glass Holdings, Ltd.	13,634,000	17,087,284
	Yau Lee Holdings, Ltd.	134,000	21,216
	YGM Trading, Ltd.	90,000	40,798
	YT Realty Group, Ltd.	453,141	129,154
	YTO Express Holdings, Ltd.	174,000	35,865
	Yue Yuen Industrial Holdings, Ltd.	4,345,000	12,081,296
*	Zhaobangji Properties Holdings, Ltd.	80,000	11,266
TOTAL HONG KONG			805,499,905
IRELAND — (0.6%)
	AIB Group P.L.C.	926,982	2,717,766
	Bank of Ireland Group P.L.C.	2,605,072	12,687,289
	C&C Group P.L.C.	948,059	4,485,044
	Cairn Homes P.L.C	159,933	217,277
	CRH P.L.C.	495,976	18,622,315
	CRH P.L.C., Sponsored ADR	885,540	33,287,449
	CRH P.L.C.	71,685	2,699,351
*	Datalex P.L.C.	13,290	5,063
	FBD Holdings P.L.C.	18,709	174,013
	FBD Holdings P.L.C.	49,850	479,988
	Flutter Entertainment P.L.C.	131,347	14,899,532
#	Flutter Entertainment P.L.C.	51,120	5,796,753
	Glanbia P.L.C.	833,868	9,714,490
	Glanbia P.L.C.	74,909	881,732
	Irish Continental Group P.L.C.	459,877	2,387,682
	Kenmare Resources P.L.C.	165	587
	Kerry Group P.L.C., Class A	86,672	11,078,145
	Kerry Group P.L.C., Class A	76,886	9,803,069
	Kingspan Group P.L.C.	619,289	38,195,127
	Kingspan Group P.L.C.	19,320	1,193,757
*	Permanent TSB Group Holdings P.L.C.	5,510	6,045
	Smurfit Kappa Group P.L.C.	872,515	30,173,283
TOTAL IRELAND			199,505,757
ISRAEL — (0.7%)
*	Afcon Holdings, Ltd.	717	30,336
#*	AFI Properties, Ltd.	47,934	1,943,155
*	Airport City, Ltd.	229,893	4,042,186
*	Albaad Massuot Yitzhak, Ltd.	660	3,610
*	Allot, Ltd.	52,301	507,104
	Alony Hetz Properties & Investments, Ltd.	97,323	1,608,330
	Alrov Properties and Lodgings, Ltd.	26,267	1,278,300
	Amot Investments, Ltd.	367,650	2,674,233
	Arad, Ltd.	1,421	26,177
*	Arko Holdings, Ltd.	905,544	374,509

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Ashtrom Group, Ltd.	17,546	$261,439
	Ashtrom Properties, Ltd.	107,817	685,324
	AudioCodes, Ltd.	40,774	905,297
	AudioCodes, Ltd.	6,067	130,076
#*	Avgol Industries 1953, Ltd.	277,423	190,287
*	Azorim-Investment Development & Construction Co., Ltd.	172,219	415,691
	Azrieli Group, Ltd.	41,320	3,045,156
	Bank Hapoalim BM	2,087,369	17,921,389
	Bank Leumi Le-Israel BM	4,479,386	32,206,470
	Bayside Land Corp.	2,577	2,062,041
	Bet Shemesh Engines Holdings 1997, Ltd.	673	27,315
*	Bezeq The Israeli Telecommunication Corp., Ltd.	1,878,121	1,442,590
	Big Shopping Centers, Ltd.	16,529	1,860,552
#	Blue Square Real Estate, Ltd.	16,155	1,149,182
*	Brack Capital Properties NV	5,845	565,849
	Brainsway, Ltd.	1,809	10,072
#	Camtek, Ltd.	19,118	223,203
	Carasso Motors, Ltd.	41,703	199,241
*	Cellcom Israel, Ltd.	330,246	1,189,939
#*	Cellcom Israel, Ltd.	48,866	173,474
#*	Ceragon Networks, Ltd.	99,230	204,414
*	Clal Insurance Enterprises Holdings, Ltd.	156,992	1,986,750
*	Compugen, Ltd.	26,688	192,888
#	Danel Adir Yeoshua, Ltd.	12,680	1,191,636
	Delek Automotive Systems, Ltd.	182,984	1,086,266
	Delek Group, Ltd.	15,091	1,935,058
	Delta-Galil Industries, Ltd.	53,707	1,406,801
	Dor Alon Energy in Israel 1988, Ltd.	778	20,247
#*	El Al Israel Airlines	3,239,517	898,141
	Elbit Systems, Ltd.	34,092	5,205,932
	Elbit Systems, Ltd.	2,033	309,728
	Electra Consumer Products 1970, Ltd.	60,059	1,185,219
	Electra, Ltd.	8,110	4,265,072
#*	Energix-Renewable Energies, Ltd.	317,806	1,117,803
*	Enlight Renewable Energy, Ltd.	375,661	573,839
*	Equital, Ltd.	110,607	2,947,661
*	Evogene, Ltd.	33,343	52,280
	First International Bank Of Israel, Ltd.	299,374	8,371,223
	FMS Enterprises Migun, Ltd.	12,055	418,840
#	Formula Systems 1985, Ltd.	52,912	3,826,497
#	Fox Wizel, Ltd.	54,782	2,600,609
	Gilat Satellite Networks, Ltd.	66,380	620,206
#	Hadera Paper, Ltd.	15,841	628,049
#*	Hamlet Israel-Canada, Ltd.	19,671	354,337
	Harel Insurance Investments & Financial Services, Ltd.	820,739	5,608,770
#	Hilan, Ltd.	67,051	2,724,520
	IDI Insurance Co., Ltd.	23,794	796,583
	IES Holdings, Ltd.	505	30,627
*	Industrial Buildings Corp., Ltd.	536,893	1,520,710
#	Inrom Construction Industries, Ltd.	225,338	1,039,023
#*	Intercure, Ltd.	26,278	28,803
#	Israel Canada T.R, Ltd.	92,009	212,107
	Israel Chemicals, Ltd.	1,144,205	4,806,090
	Israel Discount Bank, Ltd., Class A	2,198,051	9,969,547
	Israel Land Development - Urban Renewal, Ltd.	9,758	132,843
	Isras Investment Co., Ltd.	243	57,043
	Issta Lines, Ltd.	2,307	43,357
*	Kamada, Ltd.	38,092	248,639
	Kenon Holdings, Ltd.	35,866	739,757

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Kerur Holdings, Ltd.	19,295	$527,753
#	Klil Industries, Ltd.	5,014	398,733
#	Magic Software Enterprises, Ltd.	19,579	212,021
	Matrix IT, Ltd.	166,257	3,467,574
	Maytronics, Ltd.	163,546	1,394,646
	Mediterranean Towers, Ltd.	23,651	73,058
#	Mega Or Holdings, Ltd.	38,826	1,022,836
*	Mehadrin, Ltd.	2,358	91,367
	Meitav Dash Investments, Ltd.	45,577	179,050
	Melisron, Ltd.	45,292	2,973,896
#	Menora Mivtachim Holdings, Ltd.	149,035	1,979,423
	Migdal Insurance & Financial Holdings, Ltd.	1,831,218	1,480,825
	Minrav Holdings, Ltd.	262	42,133
#	Mivtach Shamir Holdings, Ltd.	17,729	349,656
	Mizrahi Tefahot Bank, Ltd.	465,198	12,663,402
	Naphtha Israel Petroleum Corp., Ltd.	242,108	1,263,694
#*	Nawi Brothers, Ltd.	35,673	277,075
	Neto ME Holdings, Ltd.	5,618	313,232
#*	Nice, Ltd., Sponsored ADR	69,691	12,007,759
*	Nova Measuring Instruments, Ltd.	89,747	3,442,669
	NR Spuntech Industries, Ltd.	38,257	58,524
	Oil Refineries, Ltd.	9,288,136	4,089,313
	One Software Technologies, Ltd.	588	45,746
#	OPC Energy, Ltd.	13,642	119,383
	Palram Industries 1990, Ltd.	2,476	12,088
*	Partner Communications Co., Ltd.	608,421	2,697,566
*	Partner Communications Co., Ltd., ADR	11,519	50,684
	Paz Oil Co., Ltd.	28,397	3,444,212
	Phoenix Holdings, Ltd. (The)	438,617	2,403,382
	Plasson Industries, Ltd.	15,117	706,627
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	30,453	1,759,488
#	Scope Metals Group, Ltd.	45,312	1,047,641
	Shapir Engineering and Industry, Ltd.	327,381	2,329,113
#	Shikun & Binui, Ltd.	1,305,723	6,397,204
	Shufersal, Ltd.	465,632	2,906,064
	Strauss Group, Ltd.	110,282	3,237,348
	Summit Real Estate Holdings, Ltd.	67,334	1,004,696
*	Suny Cellular Communication, Ltd.	515,689	228,626
	Tadiran Holdings, Ltd.	13,411	584,712
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	313,167	3,256,937
*	Tower Semiconductor, Ltd.	329,393	7,305,937
*	Tower Semiconductor, Ltd.	22,626	508,130
	Union Bank of Israel	95,255	560,410
	YH Dimri Construction & Development, Ltd.	692	23,170
TOTAL ISRAEL			235,448,245
ITALY — (2.7%)
#*	A.S. Roma SpA	409,462	276,885
	A2A SpA	8,513,200	17,006,431
	ACEA SpA	288,465	6,727,226
#*	Aeffe SpA	131,764	223,082
	Amplifon SpA	564,224	16,043,432
	Anima Holding SpA	1,317,729	6,246,145
*	Arnoldo Mondadori Editore SpA	970,715	1,989,497
	Ascopiave SpA	278,623	1,365,861
	Assicurazioni Generali SpA	976,653	19,030,733
	ASTM SpA	121,109	3,537,550
#	Atlantia SpA	484,443	11,887,326
	Autogrill SpA	566,521	5,507,258

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Avio SpA	2,970	$48,446
	Azimut Holding SpA	587,155	14,405,541
	B&C Speakers SpA	9,516	133,903
#*	Banca Carige SpA	17,423,174	5,410
	Banca Farmafactoring SpA	20,805	127,938
	Banca Finnat Euramerica SpA	271,040	78,100
	Banca Generali SpA	242,458	7,707,218
	Banca IFIS SpA	163,926	2,599,194
	Banca Mediolanum SpA	377,006	3,400,236
#*	Banca Monte dei Paschi di Siena SpA	20,323	38,030
	Banca Popolare di Sondrio SCPA	1,810,173	3,898,449
#	Banca Profilo SpA	963,146	219,795
	Banca Sistema SpA	254,658	479,311
*	Banco BPM SpA	9,176,762	18,763,046
	Banco di Desio e della Brianza SpA	79,813	256,439
	BasicNet SpA	96,184	516,535
	BE SpA	508,829	727,372
#	Biesse SpA	74,766	1,315,218
	BPER Banca	3,192,930	14,665,039
	Brunello Cucinelli SpA	124,188	4,502,980
#	Buzzi Unicem SpA	352,567	8,233,644
	Cairo Communication SpA	464,258	1,224,816
	Carel Industries SpA	1,084	14,060
#	Carraro SpA	224,242	455,207
	Cembre SpA	1,981	51,683
	Cementir Holding NV	227,374	1,614,057
	Cerved Group SpA	655,718	6,427,517
	CIR-Compagnie Industriali Riunite SpA	1,688,588	2,081,179
#	CNH Industrial NV	1,464,786	13,952,071
	Credito Emiliano SpA	337,064	1,773,985
*	Credito Valtellinese SpA	29,114,345	2,037,129
#*	d'Amico International Shipping SA	2,153,969	308,339
#	Danieli & C Officine Meccaniche SpA	67,630	1,108,194
	Datalogic SpA	55,741	965,597
#	Davide Campari-Milano SpA	452,836	4,377,103
	De' Longhi SpA	158,365	2,984,085
	DeA Capital SpA	649,588	1,027,319
	DiaSorin SpA	80,604	9,910,004
	doValue SpA	19,443	254,375
	El.En. SpA	16,577	522,149
#*	Elica SpA	93,876	347,148
	Emak SpA	201,292	184,410
	Enav SpA	239,416	1,545,945
	Enel SpA	7,738,623	67,452,266
	Eni SpA	4,051,470	56,751,274
#	Eni SpA, Sponsored ADR	214,005	5,990,000
	ERG SpA	312,740	7,391,003
#	Esprinet SpA	144,644	750,522
#*	Eurotech SpA	105,294	885,173
#*	Expert System SpA	17,624	54,932
	Falck Renewables SpA	830,810	5,405,382
	Ferrari NV	159,399	26,898,887
#	Ferrari NV	890	150,250
	Fiat Chrysler Automobiles NV	3,400,053	44,293,225
#	Fiat Chrysler Automobiles NV	1,071,798	13,954,810
	Fiera Milano SpA	88,800	540,245
#	Fila SpA	39,290	558,442
#*	Fincantieri SpA	1,482,879	1,346,344
#	FinecoBank Banca Fineco SpA	1,489,969	17,433,516

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	FNM SpA	611,471	$500,733
#	Freni Brembo SpA	664,805	7,603,916
#*	GEDI Gruppo Editoriale SpA	670,978	339,449
#	Gefran SpA	13,587	95,414
#	Geox SpA	272,993	324,131
	Gruppo MutuiOnline SpA	91,474	2,040,350
	Hera SpA	3,962,593	18,023,448
	Illimity Bank SpA	16,325	166,859
#	IMA Industria Macchine Automatiche SpA	85,578	5,584,323
*	IMMSI SpA	1,354,153	730,619
*	Intek Group SpA	1,101,521	365,272
	Interpump Group SpA	340,531	9,602,081
	Intesa Sanpaolo SpA	13,134,938	32,620,809
	Iren SpA	2,213,561	7,383,428
	Italgas SpA	1,705,747	11,338,500
	Italmobiliare SpA	27,917	776,683
#*	Juventus Football Club SpA	2,199,989	2,772,062
	La Doria SpA	69,354	681,421
	Leonardo SpA	1,435,712	17,639,130
#	Maire Tecnimont SpA	693,536	1,788,629
	MARR SpA	130,108	2,783,995
	Massimo Zanetti Beverage Group SpA	14,605	94,949
#*	Mediaset SpA	3,331,187	8,797,261
	Mediobanca Banca di Credito Finanziario SpA	1,739,261	17,350,160
#	Moncler SpA	459,919	19,795,967
	Openjobmetis SpA agenzia per il lavoro	34,444	305,067
#*	OVS SpA	1,619,168	3,081,536
	Piaggio & C SpA	2,061,543	5,633,426
#	Pirelli & C SpA	95,298	461,539
	Poste Italiane SpA	1,170,361	13,406,530
#	Prima Industrie SpA	30,611	535,731
#	Prysmian SpA	232,175	5,150,125
	RAI Way SpA	203,166	1,324,884
	Recordati SpA	216,541	9,265,922
	Reno de Medici SpA	674,970	567,923
	Reply SpA	68,794	5,398,730
	Retelit SpA	308,330	505,106
#	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	741,111
	Sabaf SpA	33,323	489,171
	SAES Getters SpA	17,987	576,637
#*	Safilo Group SpA	168,046	190,513
#*	Saipem SpA	2,104,843	8,725,895
#*	Salini Impregilo SpA	734,563	1,189,573
#	Salvatore Ferragamo SpA	223,324	4,120,298
	Saras SpA	3,712,414	4,981,536
#	Servizi Italia SpA	49,210	152,332
	Sesa SpA	19,113	1,073,525
	Snam SpA	2,641,730	14,158,775
	Societa Cattolica di Assicurazioni SC	1,181,488	9,343,082
#*	Sogefi SpA	389,502	553,804
	SOL SpA	103,445	1,123,393
	Tamburi Investment Partners SpA	189,638	1,429,574
#	Technogym SpA	400,181	4,970,822
*	Telecom Italia SpA	25,956,222	13,936,004
*	Telecom Italia SpA, Sponsored ADR	252,745	1,326,911
	Tenaris SA	167,566	1,731,724
	Terna Rete Elettrica Nazionale SpA	2,583,572	18,023,732
	Tinexta S.p.A.	60,794	727,995
	Tod's SpA	37,606	1,520,241

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	TXT e-solutions SpA	2,104	$21,005
#	UniCredit SpA	1,849,248	24,700,961
	Unieuro SpA	30,996	431,010
#	Unione di Banche Italiane SpA	6,553,330	19,613,112
	Unipol Gruppo SpA	3,011,200	15,331,872
	UnipolSai Assicurazioni SpA	3,584,870	9,598,734
	Zignago Vetro SpA	114,751	1,715,532
TOTAL ITALY			852,320,895
JAPAN — (22.5%)
	77 Bank, Ltd. (The)	302,674	4,586,128
	A&A Material Corp.	9,400	131,001
	A&D Co., Ltd.	102,400	848,014
	ABC-Mart, Inc.	39,300	2,521,319
	Abist Co., Ltd.	14,600	342,566
#	Access Co., Ltd.	111,900	905,618
	Achilles Corp.	69,100	1,095,004
	Acom Co., Ltd.	403,100	1,888,165
#	AD Works Co., Ltd.	931,200	239,157
	Adastria Co., Ltd.	224,200	4,404,588
	ADEKA Corp.	407,600	5,890,440
#	Ad-sol Nissin Corp.	24,300	515,287
#	Adtec Plasma Technology Co., Ltd.	23,900	389,005
	Advan Co., Ltd.	82,200	966,560
	Advanex, Inc.	7,300	113,379
	Advantage Risk Management Co., Ltd.	24,200	195,301
	Advantest Corp.	178,000	9,286,395
#	Adventure, Inc.	9,200	298,020
	Aeon Co., Ltd.	1,682,968	34,422,552
	Aeon Delight Co., Ltd.	112,300	3,853,230
#	Aeon Fantasy Co., Ltd.	43,600	929,209
	AEON Financial Service Co., Ltd.	351,900	5,497,575
#	Aeon Hokkaido Corp.	113,600	828,810
	Aeon Mall Co., Ltd.	198,820	3,303,650
#	Aeria, Inc.	100,600	743,426
	AFC-HD AMS Life Science Co., Ltd.	6,200	39,054
	AGC, Inc.	679,200	22,894,697
#	Agro-Kanesho Co., Ltd.	4,700	62,396
	AGS Corp.	4,100	29,992
	Ahresty Corp.	116,500	553,658
	Ai Holdings Corp.	112,100	1,906,233
	Aica Kogyo Co., Ltd.	130,500	4,073,714
	Aichi Bank, Ltd. (The)	48,700	1,498,807
	Aichi Corp.	183,400	1,200,545
	Aichi Steel Corp.	61,900	1,977,642
	Aichi Tokei Denki Co., Ltd.	11,200	443,906
	Aida Engineering, Ltd.	288,300	2,310,981
#*	Aiful Corp.	1,661,700	4,507,888
#	Aigan Co., Ltd.	66,500	153,088
	Ain Holdings, Inc.	116,100	7,096,713
	Aiphone Co., Ltd.	47,500	735,831
	Air Water, Inc.	768,700	10,558,181
	Airport Facilities Co., Ltd.	113,900	571,687
	Airtech Japan, Ltd.	9,000	108,613
	Aisan Industry Co., Ltd.	237,800	1,532,534
	Aisin Seiki Co., Ltd.	515,882	17,173,723
	AIT Corp.	12,200	110,698
	Aizawa Securities Co., Ltd.	173,500	1,168,777
	Ajinomoto Co., Inc.	311,600	5,132,006

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ajis Co., Ltd.	18,400	$517,956
	Akatsuki Corp.	77,900	258,373
#	Akatsuki, Inc.	22,000	1,003,904
#*	Akebono Brake Industry Co., Ltd.	705,530	1,438,849
	Akita Bank, Ltd. (The)	123,000	2,242,436
	Albis Co., Ltd.	27,700	558,068
	Alconix Corp.	128,900	1,572,378
	Alfresa Holdings Corp.	119,000	2,390,972
	Alinco, Inc.	89,700	977,022
#	Alleanza Holdings Co., Ltd.	41,500	372,794
	Alpen Co., Ltd.	97,100	1,455,811
	Alpha Corp.	33,700	395,464
	Alpha Systems, Inc.	23,820	613,848
#*	AlphaPolis Co., Ltd.	7,500	164,558
	Alps Alpine Co., Ltd.	641,404	11,515,020
	Alps Logistics Co., Ltd.	32,600	244,422
	Altech Co., Ltd.	30,600	72,886
	Altech Corp.	79,910	1,316,182
	Amada Holdings Co., Ltd.	501,100	5,218,880
	Amano Corp.	174,200	5,030,715
	Amiyaki Tei Co., Ltd.	19,900	640,864
	Amuse, Inc.	9,500	244,559
	ANA Holdings, Inc.	55,100	1,721,004
	Anabuki Kosan, Inc.	2,400	37,389
	Anest Iwata Corp.	110,200	1,002,526
#	Anritsu Corp.	142,300	2,736,259
	AOI Electronics Co., Ltd.	18,300	455,021
	AOI TYO Holdings, Inc.	80,010	501,973
	AOKI Holdings, Inc.	189,700	1,850,758
	Aomori Bank, Ltd. (The)	90,600	2,226,678
	Aoyama Trading Co., Ltd.	235,700	3,021,614
#	Aoyama Zaisan Networks Co., Ltd.	32,000	450,097
	Aozora Bank, Ltd.	407,800	10,988,517
#	Apaman Co., Ltd.	44,700	333,391
	Arakawa Chemical Industries, Ltd.	96,300	1,331,046
	Arata Corp.	55,000	2,274,912
	Araya Industrial Co., Ltd.	17,700	232,881
	Arcland Sakamoto Co., Ltd.	131,000	1,440,425
#	Arcland Service Holdings Co., Ltd.	57,800	1,046,544
	Arcs Co., Ltd.	177,673	3,126,016
	Arealink Co., Ltd.	34,400	368,839
	Argo Graphics, Inc.	55,800	1,754,851
	Ariake Japan Co., Ltd.	25,200	1,722,374
	Arisawa Manufacturing Co., Ltd.	184,000	1,648,730
#*	Arrk Corp.	246,100	208,251
	Artnature, Inc.	104,100	744,726
	ArtSpark Holdings, Inc.	53,300	346,074
	As One Corp.	21,990	1,992,757
	Asahi Broadcasting Group Holdings Corp.	44,000	301,432
	Asahi Co., Ltd.	81,100	975,274
	Asahi Diamond Industrial Co., Ltd.	246,300	1,347,112
	Asahi Group Holdings, Ltd.	419,800	19,461,091
	Asahi Holdings, Inc.	128,800	3,234,112
	Asahi Intecc Co., Ltd.	310,800	8,563,363
	Asahi Kasei Corp.	2,623,000	26,828,953
	Asahi Kogyosha Co., Ltd.	18,900	586,705
	Asahi Net, Inc.	24,500	156,225
	Asahi Yukizai Corp.	73,900	1,141,431
	Asante, Inc.	13,300	241,323

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asanuma Corp.	47,200	$2,025,738
	Asax Co., Ltd.	6,600	43,219
	Ashimori Industry Co., Ltd.	24,900	309,582
	Asia Pile Holdings Corp.	138,100	690,848
#	Asics Corp.	150,000	2,191,405
	ASKA Pharmaceutical Co., Ltd.	125,900	1,415,572
	Astellas Pharma, Inc.	1,833,400	32,396,399
	Asti Corp.	23,199	401,070
	Asukanet Co., Ltd.	29,400	386,501
	Ateam, Inc.	47,900	406,221
#	Atom Corp.	347,600	3,256,560
*	Atrae, Inc.	23,100	764,519
	Atsugi Co., Ltd.	90,900	659,403
	Autobacs Seven Co., Ltd.	205,900	3,000,400
	Aval Data Corp.	6,700	150,395
	Avant Corp.	45,200	416,548
	Avantia Co., Ltd.	47,700	437,344
	Avex, Inc.	199,100	2,212,957
	Awa Bank, Ltd. (The)	165,700	3,643,823
*	Axell Corp.	26,200	197,533
	Axial Retailing, Inc.	85,500	2,877,552
	Azbil Corp.	245,500	6,620,325
	Bandai Namco Holdings, Inc.	240,800	13,992,518
	Bando Chemical Industries, Ltd.	155,200	1,155,778
	Bank of Iwate, Ltd. (The)	86,100	2,091,601
	Bank of Kochi, Ltd. (The)	16,800	126,920
	Bank of Kyoto, Ltd. (The)	183,011	7,314,168
	Bank of Nagoya, Ltd. (The)	79,799	2,322,473
	Bank of Okinawa, Ltd. (The)	106,040	3,375,593
	Bank of Saga, Ltd. (The)	113,100	1,602,021
	Bank of the Ryukyus, Ltd.	168,900	1,621,679
	Baroque Japan, Ltd.	83,900	805,344
	BayCurrent Consulting, Inc.	60,200	4,203,256
	Belc Co., Ltd.	54,538	2,908,888
	Bell System24 Holdings, Inc.	163,300	2,289,477
	Belluna Co., Ltd.	224,100	1,273,314
	Benefit One, Inc.	243,200	4,251,536
	Benesse Holdings, Inc.	83,700	2,299,226
	BeNEXT Group, Inc.	86,600	885,882
*	Bengo4.com, Inc.	29,300	1,242,055
	Bic Camera, Inc.	414,000	4,489,168
	BML, Inc.	122,300	3,463,449
#	Bookoff Group Holdings, Ltd.	40,200	358,846
#	BP Castrol K.K.	24,900	326,902
#	Br Holdings Corp.	108,500	476,474
#*	BrainPad, Inc.	17,600	991,492
	Bridgestone Corp.	897,700	31,795,648
	Broadleaf Co., Ltd.	303,600	1,677,906
#	BRONCO BILLY Co., Ltd.	30,800	727,001
	Brother Industries, Ltd.	676,800	13,070,601
	Bunka Shutter Co., Ltd.	248,000	1,982,489
	C Uyemura & Co., Ltd.	5,200	362,430
	CAC Holdings Corp.	63,600	824,278
	Calbee, Inc.	95,400	3,119,630
	Can Do Co., Ltd.	62,200	924,863
	Canare Electric Co., Ltd.	4,400	74,192
	Canon Electronics, Inc.	110,100	2,089,758
	Canon Marketing Japan, Inc.	162,800	3,880,326
#	Canon, Inc., Sponsored ADR	57,577	1,506,790

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Canon, Inc.	470,934	$12,349,915
	Capcom Co., Ltd.	428,000	12,109,947
	Career Design Center Co., Ltd.	27,400	327,077
	Carlit Holdings Co., Ltd.	83,400	435,483
	Casio Computer Co., Ltd.	472,600	8,759,821
	Cawachi, Ltd.	84,800	1,653,114
	C'BON COSMETICS Co., Ltd.	2,100	47,796
	CDS Co., Ltd.	1,300	17,418
#	Central Automotive Products, Ltd.	23,900	580,464
	Central Glass Co., Ltd.	194,600	4,228,648
	Central Japan Railway Co.	66,000	12,954,583
	Central Security Patrols Co., Ltd.	24,700	1,348,733
	Central Sports Co., Ltd.	42,200	1,187,790
#	Ceres, Inc.	7,900	85,620
#	Charm Care Corp. KK	50,200	402,037
	Chiba Bank, Ltd. (The)	1,061,863	5,758,033
	Chiba Kogyo Bank, Ltd. (The)	282,800	904,747
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	19,100	225,036
	CHIMNEY Co., Ltd.	18,300	389,654
	Chino Corp.	29,200	380,663
	Chiyoda Co., Ltd.	74,400	999,753
	Chiyoda Integre Co., Ltd.	58,800	1,098,132
#	Chofu Seisakusho Co., Ltd.	106,700	2,264,565
	Chori Co., Ltd.	46,800	917,782
	Choushimaru Co., Ltd.	3,500	42,483
	Chubu Electric Power Co., Inc.	389,700	5,292,394
	Chubu Shiryo Co., Ltd.	112,200	1,734,556
	Chudenko Corp.	164,200	3,794,309
	Chuetsu Pulp & Paper Co., Ltd.	126,111	1,778,481
	Chugai Pharmaceutical Co., Ltd.	49,000	5,019,006
	Chugai Ro Co., Ltd.	28,300	445,091
	Chugoku Bank, Ltd. (The)	476,500	4,516,892
#	Chugoku Electric Power Co., Inc. (The)	439,800	5,804,568
	Chugoku Marine Paints, Ltd.	325,700	3,027,081
	Chukyo Bank, Ltd. (The)	56,000	1,144,736
#	Chuo Gyorui Co., Ltd.	3,800	100,329
	Chuo Spring Co., Ltd.	6,000	166,507
	CI Takiron Corp.	185,700	1,166,956
	Citizen Watch Co., Ltd.	1,422,550	6,877,215
	CKD Corp.	219,200	3,468,852
#	CK-San-Etsu Co., Ltd.	13,200	399,418
	Cleanup Corp.	107,500	662,164
	CMIC Holdings Co., Ltd.	90,900	1,429,690
	CMK Corp.	256,700	1,211,035
	Coca-Cola Bottlers Japan Holdings, Inc.	186,052	4,897,061
	cocokara fine, Inc.	59,820	3,683,668
	Coco's Japan Co., Ltd.	19,100	270,771
	Colowide Co., Ltd.	245,000	4,967,712
	Computer Engineering & Consulting, Ltd.	90,500	1,693,799
	Computer Institute of Japan, Ltd.	40,900	320,447
	COMSYS Holdings Corp.	271,194	7,845,341
	Comture Corp.	96,700	1,879,875
	Concordia Financial Group, Ltd.	1,876,533	7,073,743
	CONEXIO Corp.	107,000	1,559,564
#	Core Corp.	13,600	172,728
	Corona Corp.	67,400	632,336
#	Cosel Co., Ltd.	91,200	941,250
	Cosmo Energy Holdings Co., Ltd.	366,200	7,063,442
	Cosmos Initia Co., Ltd.	55,900	391,708

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cosmos Pharmaceutical Corp.	28,800	$6,325,069
	Cota Co., Ltd.	33,751	469,260
	CRE, Inc.	21,200	222,947
	Create Medic Co., Ltd.	13,200	130,678
#	Create Restaurants Holdings, Inc.	190,800	3,976,053
	Create SD Holdings Co., Ltd.	80,800	2,009,955
	Credit Saison Co., Ltd.	582,800	9,348,689
#	Creek & River Co., Ltd.	37,900	354,151
	Cresco, Ltd.	70,600	1,197,572
#*	CRI Middleware Co., Ltd.	4,700	79,370
#	Cross Plus, Inc.	1,300	9,018
	CTI Engineering Co., Ltd.	61,600	1,360,085
	CTS Co., Ltd.	102,900	653,810
	Cube System, Inc.	7,200	50,186
	CyberAgent, Inc.	201,500	8,029,624
	Cybozu, Inc.	90,400	1,579,989
	Dai Nippon Printing Co., Ltd.	416,900	11,495,826
	Dai Nippon Toryo Co., Ltd.	131,000	1,343,568
	Daibiru Corp.	177,000	2,178,756
	Daicel Corp.	1,255,800	11,887,776
	Dai-Dan Co., Ltd.	67,500	1,636,408
	Daido Kogyo Co., Ltd.	33,200	238,904
	Daido Metal Co., Ltd.	252,500	1,562,827
	Daido Steel Co., Ltd.	156,300	5,976,946
	Daidoh, Ltd.	100,400	254,195
	Daifuku Co., Ltd.	164,600	9,910,710
	Daihatsu Diesel Manufacturing Co., Ltd.	69,100	404,546
	Daihen Corp.	94,000	2,933,932
	Daiho Corp.	89,700	2,228,650
	Dai-Ichi Cutter Kogyo K.K.	13,300	214,488
	Daiichi Jitsugyo Co., Ltd.	42,800	1,361,252
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	121,600	1,024,822
	Dai-ichi Life Holdings, Inc.	813,188	12,068,675
	Daiichi Sankyo Co., Ltd.	62,100	4,196,538
	Dai-ichi Seiko Co., Ltd.	31,300	688,178
	Daiichikosho Co., Ltd.	119,800	5,819,577
	Daiken Corp.	70,700	1,208,142
	Daiken Medical Co., Ltd.	65,400	429,771
	Daiki Aluminium Industry Co., Ltd.	205,600	1,282,488
	Daiki Axis Co., Ltd.	21,800	170,338
	Daikin Industries, Ltd.	149,300	21,037,466
#	Daiko Denshi Tsushin, Ltd.	17,000	156,769
	Daikoku Denki Co., Ltd.	43,000	631,959
	Daikokutenbussan Co., Ltd.	46,900	1,531,296
*	Daikokuya Holdings Co., Ltd.	201,500	57,266
	Daikyonishikawa Corp.	269,100	1,836,866
	Dainichi Co., Ltd.	35,200	222,379
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	64,200	1,705,082
#	Daio Paper Corp.	402,000	5,277,319
	Daiohs Corp.	2,100	26,012
	Daiseki Co., Ltd.	82,325	2,210,865
	Daiseki Eco. Solution Co., Ltd.	21,400	209,714
	Daishi Hokuetsu Financial Group, Inc.	182,100	4,483,968
#	Daishinku Corp.	42,000	662,846
	Daisue Construction Co., Ltd.	44,600	397,841
	Daito Bank, Ltd. (The)	28,200	161,384
	Daito Pharmaceutical Co., Ltd.	72,200	2,324,385
	Daito Trust Construction Co., Ltd.	101,300	11,932,790
	Daitron Co., Ltd.	28,100	434,545

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiwa House Industry Co., Ltd.	1,080,300	$34,010,440
	Daiwa Industries, Ltd.	151,900	1,600,752
	Daiwa Securities Group, Inc.	2,773,000	14,023,813
	Daiwabo Holdings Co., Ltd.	118,000	6,569,295
#	DCM Holdings Co., Ltd.	493,280	4,713,703
	DD Holdings Co., Ltd.	35,600	535,112
#	Dear Life Co., Ltd.	139,000	741,477
	Delica Foods Holdings Co., Ltd.	14,600	94,992
#	Demae-Can Co., Ltd.	79,800	747,086
	DeNA Co., Ltd.	302,100	4,968,311
	Denka Co., Ltd.	441,300	11,921,510
	Denki Kogyo Co., Ltd.	53,200	1,786,571
#	Densan System Co., Ltd.	29,600	805,468
	Denso Corp.	266,300	10,924,200
	Dentsu Group, Inc.	229,600	7,608,719
	Denyo Co., Ltd.	78,400	1,488,884
	Descente, Ltd.	67,600	1,098,149
	Dexerials Corp.	346,000	2,943,272
	DIC Corp.	431,500	11,311,678
#	Digital Arts, Inc.	50,800	2,356,889
#	Digital Hearts Holdings Co., Ltd.	56,200	468,217
	Digital Information Technologies Corp.	34,900	535,645
#	Dip Corp.	148,200	4,717,696
#	Disco Corp.	29,300	6,749,054
	DKK-Toa Corp.	1,800	15,707
	DKS Co., Ltd.	48,300	2,102,883
	DMG Mori Co., Ltd.	556,300	7,663,222
	DMW Corp.	900	19,571
	Doshisha Co., Ltd.	92,500	1,424,858
	Double Standard, Inc.	8,200	313,833
	Doutor Nichires Holdings Co., Ltd.	109,523	2,069,986
	Dowa Holdings Co., Ltd.	267,200	9,611,414
	DSB Co., Ltd.	49,300	313,332
	DTS Corp.	224,500	5,203,023
	Duskin Co., Ltd.	195,700	5,392,286
	Dvx, Inc.	31,200	251,772
#	DyDo Group Holdings, Inc.	46,600	1,752,679
	Dynic Corp.	7,899	56,390
	Eagle Industry Co., Ltd.	172,000	1,529,594
	Earth Corp.	35,000	1,870,212
	East Japan Railway Co.	138,300	12,177,526
	EAT&Co, Ltd.	16,500	284,229
	Ebara Corp.	296,600	8,180,822
	Ebara Jitsugyo Co., Ltd.	25,700	525,428
	Ebase Co., Ltd.	17,600	231,404
*	eBook Initiative Japan Co., Ltd.	9,700	154,599
#	Eco's Co., Ltd.	45,800	706,533
#	EDION Corp.	409,400	4,232,340
	EF-ON, Inc.	119,739	830,082
	eGuarantee, Inc.	102,900	1,243,844
	E-Guardian, Inc.	38,000	615,496
	Ehime Bank, Ltd. (The)	163,498	1,678,232
	Eidai Co., Ltd.	108,100	342,380
	Eiken Chemical Co., Ltd.	81,600	1,621,194
	Eisai Co., Ltd.	56,700	4,273,005
	Eizo Corp.	80,900	2,640,815
#	Elan Corp.	55,100	849,403
	Elecom Co., Ltd.	76,000	3,064,150
	Electric Power Development Co., Ltd.	91,100	2,054,421

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Elematec Corp.	58,906	$661,868
	EM Systems Co., Ltd.	148,000	1,229,326
	Endo Lighting Corp.	102,000	650,524
#	Enigmo, Inc.	86,400	690,208
	en-japan, Inc.	125,800	4,997,976
	Enomoto Co., Ltd.	24,600	269,534
	Enplas Corp.	33,600	902,037
#	Enshu, Ltd.	24,700	280,946
	Ensuiko Sugar Refining Co., Ltd.	11,600	24,511
	EPCO Co., Ltd.	10,500	126,072
	EPS Holdings, Inc.	139,000	1,655,499
	eRex Co., Ltd.	128,400	1,949,043
	ES-Con Japan, Ltd.	262,900	2,252,831
	ESCRIT, Inc.	59,100	415,329
#	Escrow Agent Japan, Inc.	63,900	123,441
	Eslead Corp.	40,700	747,679
	ESPEC Corp.	75,100	1,520,469
	Excel Co., Ltd.	30,300	443,620
	Exedy Corp.	165,500	3,424,798
	Ezaki Glico Co., Ltd.	20,200	861,948
	F&M Co., Ltd.	4,300	49,697
	F@N Communications, Inc.	219,100	888,766
	Faith, Inc.	31,680	225,634
	FALCO HOLDINGS Co., Ltd.	46,900	889,336
	FamilyMart Co., Ltd.	150,548	3,292,513
	Fancl Corp.	53,000	1,383,590
	FANUC Corp.	24,900	4,535,034
	Fast Retailing Co., Ltd.	51,500	27,700,613
	FCC Co., Ltd.	205,600	4,156,429
*	FDK Corp.	32,400	269,277
	Feed One Co., Ltd.	711,440	1,170,657
	Felissimo Corp.	1,200	10,995
#	Fenwal Controls of Japan, Ltd.	3,500	47,626
	Ferrotec Holdings Corp.	254,900	1,871,909
#*	FFRI, Inc.	14,200	343,307
	FIDEA Holdings Co., Ltd.	1,058,500	1,176,885
	Fields Corp.	90,900	463,513
	Financial Products Group Co., Ltd.	288,800	2,699,680
	FINDEX, Inc.	60,500	626,757
*	First Baking Co., Ltd.	1,200	10,342
#	First Brothers Co., Ltd.	43,900	485,738
	First Juken Co., Ltd.	33,100	375,051
#	First-corp, Inc.	27,500	145,849
	Fixstars Corp.	73,100	998,292
#	FJ Next Co., Ltd.	92,200	1,028,303
	Foster Electric Co., Ltd.	142,400	2,116,236
	FP Corp.	100,200	6,078,543
	France Bed Holdings Co., Ltd.	96,300	839,952
#	Freebit Co., Ltd.	86,700	666,002
#	Freund Corp.	40,900	280,025
	F-Tech, Inc.	84,600	587,169
#	FTGroup Co., Ltd.	48,500	664,734
	Fudo Tetra Corp.	91,620	1,383,004
	Fuji Co., Ltd.	93,500	1,567,727
#	Fuji Corp.	287,300	4,515,392
#	Fuji Corp.	33,600	640,995
	Fuji Corp., Ltd.	119,000	730,456
	Fuji Die Co., Ltd.	33,800	226,413
	Fuji Electric Co., Ltd.	412,000	12,064,179

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Furukawa Engineering & Construction Co., Ltd.	2,000	$39,113
	Fuji Kosan Co., Ltd.	15,900	93,771
	Fuji Kyuko Co., Ltd.	77,200	2,706,473
	Fuji Media Holdings, Inc.	169,400	2,303,263
	Fuji Oil Co., Ltd.	352,700	727,507
	Fuji Oil Holdings, Inc.	153,300	3,973,289
	Fuji Pharma Co., Ltd.	57,200	719,950
	Fuji Seal International, Inc.	196,200	4,109,093
	Fuji Soft, Inc.	22,700	909,846
	Fujibo Holdings, Inc.	59,900	1,948,190
	Fujicco Co., Ltd.	71,100	1,250,243
	FUJIFILM Holdings Corp.	162,275	8,059,303
	Fujikura Composites, Inc.	107,900	433,507
	Fujikura Kasei Co., Ltd.	117,600	579,589
	Fujikura, Ltd.	1,666,000	6,106,223
	Fujimori Kogyo Co., Ltd.	84,700	2,601,476
#	Fujio Food System Co., Ltd.	50,400	810,541
#	Fujisash Co., Ltd.	461,100	383,388
	Fujishoji Co., Ltd.	28,900	260,864
	Fujita Kanko, Inc.	43,899	1,061,411
	Fujitec Co., Ltd.	181,600	2,958,000
	Fujitsu Frontech, Ltd.	63,200	778,456
	Fujitsu General, Ltd.	267,700	5,984,826
	Fujitsu, Ltd.	364,229	38,510,929
	Fujiya Co., Ltd.	32,500	651,198
#	FuKoKu Co., Ltd.	38,000	251,014
	Fukuda Corp.	27,000	1,195,635
	Fukuda Denshi Co., Ltd.	6,100	413,720
	Fukui Bank, Ltd. (The)	105,900	1,598,846
	Fukui Computer Holdings, Inc.	29,300	892,139
	Fukuoka Financial Group, Inc.	494,456	8,568,602
#	Fukushima Bank, Ltd. (The)	131,700	282,262
	Fukushima Galilei Co., Ltd.	59,000	2,113,894
	Fukuyama Transporting Co., Ltd.	128,100	4,257,590
	Full Speed, Inc.	16,500	73,336
	FULLCAST Holdings Co., Ltd.	85,300	1,802,747
#	Fumakilla, Ltd.	15,401	180,682
*	Funai Electric Co., Ltd.	104,500	621,483
	Funai Soken Holdings, Inc.	121,620	3,058,140
	Furukawa Battery Co., Ltd. (The)	80,100	540,276
	Furukawa Co., Ltd.	161,700	1,944,406
	Furukawa Electric Co., Ltd.	466,590	10,833,947
	Furuno Electric Co., Ltd.	123,600	1,213,165
	Furusato Industries, Ltd.	41,500	642,817
	Furuya Metal Co., Ltd.	10,200	549,877
	Furyu Corp.	93,700	998,038
	Fuso Chemical Co., Ltd.	112,500	3,164,338
	Fuso Pharmaceutical Industries, Ltd.	32,699	580,816
	Futaba Corp.	209,700	2,462,708
	Futaba Industrial Co., Ltd.	394,500	2,370,301
	Future Corp.	117,300	2,032,707
	Fuyo General Lease Co., Ltd.	113,600	7,085,666
	G-7 Holdings, Inc.	86,600	1,960,741
	Gakken Holdings Co., Ltd.	14,800	978,193
	Gakkyusha Co., Ltd.	29,000	381,553
	GCA Corp.	33,300	281,495
	Gecoss Corp.	72,100	703,786
#	Genki Sushi Co., Ltd.	24,600	658,757
#	Genky DrugStores Co., Ltd.	42,500	769,083

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Geo Holdings Corp.	220,500	$2,506,181
	Geomatec Co., Ltd.	9,500	56,185
	Geostr Corp.	82,200	344,635
#	Gfoot Co., Ltd.	42,300	241,263
	Giken, Ltd.	76,300	3,349,360
	GL Sciences, Inc.	30,400	443,821
	Global, Ltd. (The)	32,900	132,939
	GLOBERIDE, Inc.	55,199	1,180,160
	Glory, Ltd.	193,945	5,531,961
	Glosel Co., Ltd.	69,000	287,388
#	GMO Cloud K.K.	16,800	380,018
	GMO Financial Holdings, Inc.	85,600	446,240
	GMO internet, Inc.	257,800	4,941,948
	GMO Payment Gateway, Inc.	73,400	4,719,864
	GMO Pepabo, Inc.	4,500	90,089
	Godo Steel, Ltd.	53,900	1,397,362
#	Gokurakuyu Holdings Co., Ltd.	52,900	224,210
	Goldcrest Co., Ltd.	75,230	1,293,220
#	Goldwin, Inc.	56,600	3,434,334
#	Golf Digest Online, Inc.	72,200	425,335
	Good Com Asset Co., Ltd.	900	18,751
	Grandy House Corp.	72,100	325,484
#	Gree, Inc.	255,700	1,073,582
	Greens Co., Ltd.	3,700	32,734
	GS Yuasa Corp.	402,499	7,941,518
	GSI Creos Corp.	24,800	285,824
	G-Tekt Corp.	122,900	1,764,850
	Gun-Ei Chemical Industry Co., Ltd.	21,600	476,884
*	GungHo Online Entertainment, Inc.	101,379	1,844,313
	Gunma Bank, Ltd. (The)	977,401	3,141,726
#*	Gunosy, Inc.	46,700	514,142
	Gunze, Ltd.	86,800	3,460,841
	Gurunavi, Inc.	227,200	1,845,625
	H2O Retailing Corp.	435,060	3,943,693
	HABA Laboratories, Inc.	8,500	578,164
	Hachijuni Bank, Ltd. (The)	1,200,100	4,583,820
	Hagihara Industries, Inc.	49,100	716,173
	Hagiwara Electric Holdings Co., Ltd.	35,300	818,202
	Hagoromo Foods Corp.	1,500	36,599
	Hakudo Co., Ltd.	35,800	478,542
	Hakuhodo DY Holdings, Inc.	314,000	4,449,076
	Hakuto Co., Ltd.	72,800	844,657
#	Hakuyosha Co., Ltd.	1,000	25,907
	Halows Co., Ltd.	23,700	592,719
	Hamakyorex Co., Ltd.	93,200	2,802,995
	Hamamatsu Photonics KK	86,200	3,644,645
	Hamee Corp.	21,400	290,385
	Hankyu Hanshin Holdings, Inc.	440,800	17,884,188
	Hanwa Co., Ltd.	166,600	4,017,771
	Happinet Corp.	71,800	863,715
#	Harada Industry Co., Ltd.	51,700	461,597
	Hard Off Corp. Co., Ltd.	47,100	354,594
	Harima Chemicals Group, Inc.	61,900	654,622
#	Harmonic Drive Systems, Inc.	29,200	1,299,295
#	Haruyama Holdings, Inc.	22,600	178,835
	Haseko Corp.	1,382,700	18,027,565
	Havix Corp.	6,500	44,673
	Hayashikane Sangyo Co., Ltd.	34,299	216,483
	Hazama Ando Corp.	1,103,380	9,028,208

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Heiwa Corp.	261,100	$5,396,824
	Heiwa Real Estate Co., Ltd.	167,200	4,927,586
	Heiwado Co., Ltd.	151,500	2,647,058
#	Helios Techno Holding Co., Ltd.	105,300	417,028
	Hibino Corp.	21,900	472,786
	Hibiya Engineering, Ltd.	103,000	1,805,811
	Hiday Hidaka Corp.	74,567	1,349,139
	Hikari Tsushin, Inc.	35,800	8,799,777
	HI-LEX Corp.	41,000	658,533
#	Himaraya Co., Ltd.	15,100	115,106
	Hino Motors, Ltd.	861,700	8,068,913
	Hinokiya Group Co., Ltd.	35,400	657,161
	Hioki EE Corp.	24,000	853,323
	Hirakawa Hewtech Corp.	50,200	646,323
#*	Hiramatsu, Inc.	173,200	433,934
	Hirano Tecseed Co., Ltd.	35,300	532,026
	Hirata Corp.	35,300	2,040,117
	Hirose Electric Co., Ltd.	13,025	1,615,480
	Hirose Tusyo, Inc.	3,400	55,616
	Hiroshima Bank, Ltd. (The)	866,000	3,888,113
	Hiroshima Gas Co., Ltd.	109,500	356,029
#	HIS Co., Ltd.	186,476	4,284,094
	Hisaka Works, Ltd.	94,600	781,806
	Hisamitsu Pharmaceutical Co., Inc.	6,800	343,874
	Hitachi Capital Corp.	419,800	11,363,006
	Hitachi Chemical Co., Ltd.	101,100	4,232,370
	Hitachi Construction Machinery Co., Ltd.	338,700	9,076,464
	Hitachi High-Technologies Corp.	90,500	6,470,744
	Hitachi Metals, Ltd.	492,630	7,571,433
	Hitachi Transport System, Ltd.	215,800	6,195,151
	Hitachi Zosen Corp.	826,600	3,101,208
	Hitachi, Ltd.	1,366,285	52,038,365
	Hitachi, Ltd., ADR	78,423	5,850,356
	Hito Communications Holdings, Inc.	28,300	465,344
	Hochiki Corp.	79,200	1,102,115
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	14,900	118,048
	Hodogaya Chemical Co., Ltd.	33,100	1,121,752
	Hogy Medical Co., Ltd.	66,000	2,263,054
	Hokkaido Electric Power Co., Inc.	621,300	2,913,782
	Hokkaido Gas Co., Ltd.	41,200	616,239
	Hokkan Holdings, Ltd.	39,100	694,986
	Hokko Chemical Industry Co., Ltd.	107,200	604,973
	Hokkoku Bank, Ltd. (The)	117,400	3,436,804
	Hokuetsu Corp.	705,995	3,254,409
	Hokuetsu Industries Co., Ltd.	111,800	1,294,058
	Hokuhoku Financial Group, Inc.	602,710	5,777,449
	Hokuriku Electric Industry Co., Ltd.	30,600	341,863
*	Hokuriku Electric Power Co.	538,100	4,002,906
	Hokuriku Electrical Construction Co., Ltd.	14,100	144,442
	Hokuto Corp.	101,500	1,797,070
#	Honda Motor Co., Ltd., Sponsored ADR	409,923	10,494,029
	Honda Motor Co., Ltd.	2,591,823	66,286,865
	Honda Tsushin Kogyo Co., Ltd.	67,400	331,576
	H-One Co., Ltd.	124,500	815,824
	Honeys Holdings Co., Ltd.	85,830	1,074,408
	Honshu Chemical Industry Co., Ltd.	17,400	191,166
	Hoosiers Holdings	223,400	1,408,433
	Horiba, Ltd.	166,600	10,304,859
	Hoshizaki Corp.	29,300	2,695,362

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hosiden Corp.	266,600	$2,922,139
	Hosokawa Micron Corp.	41,300	1,894,657
	Hotland Co., Ltd.	36,700	432,294
#	House Do Co., Ltd.	22,100	265,518
	House Foods Group, Inc.	111,600	3,538,586
#	Howa Machinery, Ltd.	51,700	406,990
	Hoya Corp.	338,800	32,424,994
#	HUB Co., Ltd.	17,400	160,348
	Hulic Co., Ltd.	196,017	2,376,629
	Hurxley Corp.	3,300	39,445
	Hyakugo Bank, Ltd. (The)	1,123,900	3,366,516
	Hyakujushi Bank, Ltd. (The)	124,100	2,231,540
	I K K, Inc.	55,400	367,798
	Ibiden Co., Ltd.	422,805	9,738,930
	IBJ, Inc.	80,400	916,781
	Ichibanya Co., Ltd.	33,932	1,772,622
	Ichigo, Inc.	1,140,700	4,279,951
	Ichiken Co., Ltd.	38,600	625,564
	Ichikoh Industries, Ltd.	297,900	1,853,299
	Ichinen Holdings Co., Ltd.	123,572	1,709,006
	Ichiyoshi Securities Co., Ltd.	210,000	1,166,629
	Icom, Inc.	56,800	1,311,711
	ID Holdings Corp.	18,750	257,583
	Idec Corp.	151,300	2,691,706
	Idemitsu Kosan Co., Ltd.	728,991	18,194,348
	IDOM, Inc.	458,000	2,454,255
	Ihara Science Corp.	32,500	463,203
	IHI Corp.	526,300	12,464,634
#	Iida Group Holdings Co., Ltd.	265,296	4,471,248
	Iino Kaiun Kaisha, Ltd.	400,300	1,296,506
	IJTT Co., Ltd.	96,460	576,607
	Ikegami Tsushinki Co., Ltd.	25,900	278,856
	Imagica Group, Inc.	74,900	357,958
	Imasen Electric Industrial	88,300	716,259
	Imuraya Group Co., Ltd.	12,300	215,606
	Inaba Denki Sangyo Co., Ltd.	147,600	3,692,974
#	Inaba Seisakusho Co., Ltd.	45,600	568,667
	Inabata & Co., Ltd.	219,200	2,933,910
	Inageya Co., Ltd.	50,200	672,160
	Ines Corp.	71,500	1,037,193
	I-Net Corp.	61,310	830,268
	Infocom Corp.	138,000	3,827,224
	Infomart Corp.	696,800	5,511,947
	Information Services International-Dentsu, Ltd.	52,800	2,201,263
	Innotech Corp.	65,600	673,299
	Inpex Corp.	1,487,500	13,884,575
	Insource Co., Ltd.	38,499	1,140,337
	Intage Holdings, Inc.	183,100	1,474,623
	Intelligent Wave, Inc.	20,400	146,259
#	Inter Action Corp.	28,900	677,027
	Internet Initiative Japan, Inc.	175,700	4,887,900
	Inui Global Logistics Co., Ltd.	65,700	681,394
	I-O Data Device, Inc.	42,600	411,830
#	IR Japan Holdings, Ltd.	35,500	1,737,590
	Iriso Electronics Co., Ltd.	83,700	3,168,325
	I'rom Group Co., Ltd.	19,300	239,145
	Ise Chemicals Corp.	5,600	184,166
	Iseki & Co., Ltd.	101,800	1,334,017
	Isetan Mitsukoshi Holdings, Ltd.	1,008,540	7,873,751

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ishihara Sangyo Kaisha, Ltd.	220,600	$1,849,190
	Ishii Iron Works Co., Ltd.	2,900	75,391
	Ishizuka Glass Co., Ltd.	11,699	278,632
	Isolite Insulating Products Co., Ltd.	71,700	389,280
*	Istyle, Inc.	89,500	383,056
	Isuzu Motors, Ltd.	1,388,207	13,600,886
	Itfor, Inc.	67,800	516,459
	ITmedia, Inc.	5,500	42,802
	Ito En, Ltd.	85,300	4,142,152
	ITOCHU Corp.	739,200	17,268,427
	Itochu Enex Co., Ltd.	290,300	2,462,101
	Itochu Techno-Solutions Corp.	70,200	2,067,304
	Itochu-Shokuhin Co., Ltd.	18,500	849,875
	Itoham Yonekyu Holdings, Inc.	467,446	2,938,674
	Itoki Corp.	207,400	906,321
#*	Itokuro, Inc.	30,000	386,493
	IwaiCosmo Holdings, Inc.	89,200	1,058,155
	Iwaki & Co., Ltd.	167,100	806,673
	Iwasaki Electric Co., Ltd.	34,500	447,630
	Iwatani Corp.	229,400	7,644,557
	Iwatsu Electric Co., Ltd.	44,000	331,015
	Iyo Bank, Ltd. (The)	748,657	3,863,536
	Izumi Co., Ltd.	109,100	3,438,767
	J Front Retailing Co., Ltd.	829,400	9,983,371
#	J Trust Co., Ltd.	368,000	1,390,086
	JAC Recruitment Co., Ltd.	73,900	1,128,504
	Jaccs Co., Ltd.	136,100	3,212,921
	Jafco Co., Ltd.	154,800	6,437,817
	Jalux, Inc.	39,000	834,056
	Jamco Corp.	50,600	625,556
	Janome Sewing Machine Co., Ltd.	79,599	293,623
	Japan Airlines Co., Ltd.	250,500	7,046,675
	Japan Airport Terminal Co., Ltd.	59,000	2,719,259
	Japan Asia Group, Ltd.	135,200	456,571
*	Japan Asia Investment Co., Ltd.	76,600	188,764
*	Japan Asset Marketing Co., Ltd.	521,600	473,645
	Japan Aviation Electronics Industry, Ltd.	347,300	6,156,567
#	Japan Best Rescue System Co., Ltd.	71,200	627,393
	Japan Cash Machine Co., Ltd.	100,300	755,239
#*	Japan Display, Inc.	11,192,801	7,041,732
	Japan Electronic Materials Corp.	34,000	284,724
	Japan Elevator Service Holdings Co., Ltd.	55,300	1,235,466
	Japan Exchange Group, Inc.	717,500	12,858,620
	Japan Foundation Engineering Co., Ltd.	124,200	445,145
#	Japan Investment Adviser Co., Ltd.	38,500	602,530
	Japan Lifeline Co., Ltd.	250,500	2,980,182
	Japan Material Co., Ltd.	253,300	3,697,083
	Japan Meat Co., Ltd.	63,500	1,310,631
	Japan Medical Dynamic Marketing, Inc.	150,500	3,184,275
	Japan Oil Transportation Co., Ltd.	13,579	370,389
	Japan Petroleum Exploration Co., Ltd.	107,100	2,630,241
	Japan Post Holdings Co., Ltd.	1,239,400	11,274,411
	Japan Property Management Center Co., Ltd.	52,300	637,747
	Japan Pulp & Paper Co., Ltd.	48,100	1,779,581
	Japan Securities Finance Co., Ltd.	544,700	2,494,724
	Japan Steel Works, Ltd. (The)	374,300	6,700,112
	Japan Tobacco, Inc.	1,405,600	29,720,649
	Japan Transcity Corp.	157,600	693,251
	Japan Wool Textile Co., Ltd. (The)	243,100	2,319,697

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Jastec Co., Ltd.	35,900	$352,973
	JBCC Holdings, Inc.	52,400	899,177
	JCR Pharmaceuticals Co., Ltd.	19,700	1,689,798
	JCU Corp.	145,600	4,130,835
	Jeol, Ltd.	124,100	3,994,943
	JFE Holdings, Inc.	941,708	11,151,594
	JFLA Holdings, Inc.	77,800	297,477
	JGC Holdings Corp.	595,000	8,547,840
*	JIG-SAW, Inc.	7,500	262,945
	Jimoto Holdings, Inc.	529,100	511,547
	JINS Holdings, Inc.	59,100	4,156,194
	JK Holdings Co., Ltd.	69,700	464,446
#*	JMC Corp.	10,400	107,645
	JMS Co., Ltd.	59,100	475,261
	Joban Kosan Co., Ltd.	24,599	371,748
	J-Oil Mills, Inc.	50,800	1,910,113
	Joshin Denki Co., Ltd.	71,900	1,574,949
	JP-Holdings, Inc.	150,000	433,446
	JSB Co., Ltd.	400	19,323
	JSP Corp.	64,500	1,124,074
	JSR Corp.	449,600	8,007,836
	JTEKT Corp.	893,900	9,478,894
	Juki Corp.	222,399	1,537,475
	Juroku Bank, Ltd. (The)	150,400	3,103,030
	Justsystems Corp.	62,100	3,379,938
	JVCKenwood Corp.	1,030,370	2,345,760
	JXTG Holdings, Inc.	8,162,620	34,717,061
	K&O Energy Group, Inc.	65,400	957,480
*	Kadokawa Dwango	261,653	4,375,118
	Kadoya Sesame Mills, Inc.	6,800	241,161
	Kaga Electronics Co., Ltd.	88,400	1,829,156
	Kagome Co., Ltd.	15,600	384,460
	Kajima Corp.	1,119,700	14,204,934
	Kakaku.com, Inc.	289,200	7,555,175
	Kaken Pharmaceutical Co., Ltd.	104,100	5,489,365
#	Kakiyasu Honten Co., Ltd.	28,300	847,918
#	Kamakura Shinsho, Ltd.	43,600	634,009
	Kameda Seika Co., Ltd.	51,500	2,296,258
	Kamei Corp.	122,800	1,246,625
	Kamigumi Co., Ltd.	323,100	6,903,874
	Kanaden Corp.	82,700	1,004,107
	Kanagawa Chuo Kotsu Co., Ltd.	17,500	648,625
	Kanamic Network Co., Ltd.	62,400	439,094
	Kanamoto Co., Ltd.	195,500	4,813,222
	Kandenko Co., Ltd.	474,600	4,469,303
	Kaneka Corp.	193,400	5,929,459
	Kaneko Seeds Co., Ltd.	2,700	31,562
	Kanematsu Corp.	433,200	5,554,276
	Kanematsu Electronics, Ltd.	71,100	2,301,677
	Kansai Electric Power Co., Inc. (The)	425,400	4,774,189
	Kansai Mirai Financial Group, Inc.	368,203	2,124,065
	Kansai Paint Co., Ltd.	152,900	3,660,106
	Kansai Super Market, Ltd.	12,400	115,121
	Kanto Denka Kogyo Co., Ltd.	324,800	2,996,335
	Kao Corp.	419,000	33,418,243
	Kappa Create Co., Ltd.	34,400	466,123
	Kasai Kogyo Co., Ltd.	178,300	1,321,550
#	Katakura & Co-op Agri Corp.	12,200	136,842
	Katakura Industries Co., Ltd.	113,000	1,282,422

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kato Sangyo Co., Ltd.	69,200	$2,146,226
	Kato Works Co., Ltd.	50,926	758,360
	KAWADA TECHNOLOGIES, Inc.	23,600	1,373,250
#	Kawagishi Bridge Works Co., Ltd.	9,000	211,068
	Kawai Musical Instruments Manufacturing Co., Ltd.	25,300	802,369
	Kawasaki Heavy Industries, Ltd.	666,200	13,133,965
	Kawasaki Kinkai Kisen Kaisha, Ltd.	2,800	83,452
*	Kawasaki Kisen Kaisha, Ltd.	400,498	5,280,948
	Kawasumi Laboratories, Inc.	71,800	698,012
	KDDI Corp.	2,158,400	65,224,804
	KeePer Technical Laboratory Co., Ltd.	24,800	287,027
	Keihan Holdings Co., Ltd.	290,500	13,136,707
	Keihanshin Building Co., Ltd.	182,200	2,455,115
	Keihin Co., Ltd.	12,500	148,784
	Keihin Corp.	291,500	6,813,949
	Keikyu Corp.	148,200	2,728,055
	Keio Corp.	79,100	4,524,517
	Keisei Electric Railway Co., Ltd.	103,000	3,726,234
	Keiyo Bank, Ltd. (The)	537,300	2,839,837
	Keiyo Co., Ltd.	167,100	823,769
	KEL Corp.	14,100	117,134
	Kenedix, Inc.	332,100	1,670,548
	Kenko Mayonnaise Co., Ltd.	64,000	1,434,222
	Kewpie Corp.	289,200	6,031,383
	Key Coffee, Inc.	47,300	980,079
	Keyence Corp.	84,820	28,512,826
	KFC Holdings Japan, Ltd.	56,300	1,547,720
	KH Neochem Co., Ltd.	128,600	2,767,761
	Kikkoman Corp.	72,650	3,520,446
	Kimoto Co., Ltd.	195,300	307,265
#	Kimura Chemical Plants Co., Ltd.	90,500	507,534
	Kimura Unity Co., Ltd.	8,500	88,155
	Kinden Corp.	340,700	5,805,498
#	King Jim Co., Ltd.	15,500	128,918
#*	Kinki Sharyo Co., Ltd. (The)	23,000	342,420
	Kintetsu Department Store Co., Ltd.	20,600	674,100
	Kintetsu Group Holdings Co., Ltd.	134,400	7,083,318
	Kintetsu World Express, Inc.	213,400	3,403,100
	Kirin Holdings Co., Ltd.	805,380	17,688,167
	Kirindo Holdings Co., Ltd.	48,200	752,392
	Kissei Pharmaceutical Co., Ltd.	159,500	4,488,560
	Ki-Star Real Estate Co., Ltd.	46,800	798,418
	Kitagawa Corp.	51,200	1,021,755
	Kita-Nippon Bank, Ltd. (The)	36,800	718,291
	Kitano Construction Corp.	21,100	484,819
#	Kitanotatsujin Corp.	253,000	1,417,661
	Kito Corp.	157,800	2,384,052
	Kitz Corp.	435,300	3,011,529
	Kiyo Bank, Ltd. (The)	317,100	4,530,431
#*	KLab, Inc.	260,600	1,858,144
*	KNT-CT Holdings Co., Ltd.	34,900	419,381
#	Koa Corp.	113,900	1,203,913
	Koatsu Gas Kogyo Co., Ltd.	94,000	686,920
	Kobayashi Pharmaceutical Co., Ltd.	42,400	3,413,999
	Kobe Bussan Co., Ltd.	200,800	7,686,411
*	Kobe Electric Railway Co., Ltd.	15,400	561,287
	Kobe Steel, Ltd.	1,817,282	8,298,619
	Kobelco Eco-Solutions Co., Ltd.	8,000	158,347
	Kohnan Shoji Co., Ltd.	123,200	2,686,396

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kohsoku Corp.	38,800	$430,147
	Koike Sanso Kogyo Co., Ltd.	4,000	91,297
	Koito Manufacturing Co., Ltd.	173,800	7,542,296
	Kojima Co., Ltd.	244,300	1,175,538
	Kokusai Co., Ltd.	13,700	93,654
	Kokuyo Co., Ltd.	371,764	5,494,971
	KOMAIHALTEC, Inc.	22,100	375,637
	Komatsu Matere Co., Ltd.	136,100	928,154
	Komatsu Wall Industry Co., Ltd.	32,800	642,933
	Komatsu, Ltd.	1,108,500	24,510,064
	KOMEDA Holdings Co., Ltd.	199,500	3,983,679
	Komehyo Co., Ltd.	37,800	357,659
	Komeri Co., Ltd.	147,700	3,183,528
	Komori Corp.	297,900	2,707,507
	Konaka Co., Ltd.	321,380	1,198,901
	Konami Holdings Corp.	173,162	6,706,120
	Kondotec, Inc.	64,100	657,973
	Konica Minolta, Inc.	1,822,500	11,124,752
	Konishi Co., Ltd.	107,000	1,499,191
	Konoike Transport Co., Ltd.	117,400	1,657,712
	Konoshima Chemical Co., Ltd.	39,300	363,368
*	Kosaido Co., Ltd.	74,600	611,255
	Kose Corp.	49,800	6,412,300
#	Kosei Securities Co., Ltd. (The)	28,900	156,776
#	Koshidaka Holdings Co., Ltd.	185,600	2,619,742
	Kotobuki Spirits Co., Ltd.	86,200	5,691,541
#	Kourakuen Holdings Corp.	45,100	768,669
	Kozo Keikaku Engineering, Inc.	6,200	179,068
	Krosaki Harima Corp.	37,700	2,236,330
#	KRS Corp.	40,400	728,330
	K's Holdings Corp.	673,680	8,180,340
	KU Holdings Co., Ltd.	51,000	417,708
	Kubota Corp., Sponsored ADR	43,382	3,410,042
	Kubota Corp.	127,700	1,999,729
	Kumagai Gumi Co., Ltd.	224,100	6,397,152
#	Kumiai Chemical Industry Co., Ltd.	351,565	2,696,737
	Kura Sushi, Inc.	41,800	2,101,105
	Kurabo Industries, Ltd.	84,600	1,802,008
	Kuraray Co., Ltd.	1,209,300	14,536,370
	Kureha Corp.	106,900	5,996,173
	Kurimoto, Ltd.	47,700	917,003
	Kurita Water Industries, Ltd.	209,800	6,135,267
	Kuriyama Holdings Corp.	54,600	355,269
	Kushikatsu Tanaka Holdings Co.	15,500	320,930
#	Kusuri no Aoki Holdings Co., Ltd.	49,100	2,956,363
*	KYB Corp.	288,900	7,772,358
	Kyocera Corp.	165,930	10,902,651
#	Kyoden Co., Ltd.	161,300	512,925
	Kyodo Printing Co., Ltd.	36,200	984,337
	Kyoei Steel, Ltd.	103,500	1,815,343
	Kyokuto Boeki Kaisha, Ltd.	30,559	565,441
	Kyokuto Kaihatsu Kogyo Co., Ltd.	155,200	2,005,613
	Kyokuto Securities Co., Ltd.	118,200	805,204
	Kyokuyo Co., Ltd.	45,200	1,172,270
	KYORIN Holdings, Inc.	196,600	3,529,770
	Kyoritsu Maintenance Co., Ltd.	157,374	6,297,613
	Kyoritsu Printing Co., Ltd.	170,500	259,818
#	Kyosan Electric Manufacturing Co., Ltd.	184,500	936,530
	Kyoto Kimono Yuzen Co., Ltd.	17,500	52,350

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyowa Electronic Instruments Co., Ltd.	103,400	$399,450
	Kyowa Exeo Corp.	274,548	6,853,747
	Kyowa Kirin Co., Ltd.	47,200	1,109,636
	Kyowa Leather Cloth Co., Ltd.	58,800	421,354
	Kyudenko Corp.	165,000	4,761,982
	Kyushu Electric Power Co., Inc.	430,100	3,541,783
	Kyushu Financial Group, Inc.	1,081,700	4,516,383
	Kyushu Railway Co.	112,200	3,671,109
#	LAC Co., Ltd.	59,000	583,533
#	Lacto Japan Co., Ltd.	27,600	1,016,261
	Land Business Co., Ltd.	2,900	20,551
#*	Laox Co., Ltd.	198,699	451,455
	Lasertec Corp.	330,400	16,175,125
	Lawson, Inc.	67,600	3,912,568
	LEC, Inc.	125,100	1,385,020
#*	Leopalace21 Corp.	1,134,300	3,259,598
	Life Corp.	80,400	1,915,998
	LIFULL Co., Ltd.	278,500	1,429,902
#	Like Co., Ltd.	34,600	507,793
#*	LINE Corp.	6,300	310,438
	Linical Co., Ltd.	43,100	423,076
#	Link And Motivation, Inc.	125,100	597,831
	Lintec Corp.	205,600	4,444,359
	Lion Corp.	204,900	3,892,421
*	Litalico, Inc.	21,300	529,609
	LIXIL Group Corp.	563,919	9,376,513
	LIXIL VIVA Corp.	27,100	554,413
	Lonseal Corp.	5,700	109,651
	Look Holdings, Inc.	29,100	279,181
*	M&A Capital Partners Co., Ltd.	60,400	1,881,614
	M3, Inc.	357,500	10,405,130
	Mabuchi Motor Co., Ltd.	44,400	1,617,808
	Macnica Fuji Electronics Holdings, Inc.	236,750	3,535,468
	Macromill, Inc.	144,200	1,319,912
	Maeda Corp.	485,800	4,637,101
#	Maeda Kosen Co., Ltd.	129,600	2,479,425
#	Maeda Road Construction Co., Ltd.	197,600	6,678,874
	Maezawa Kasei Industries Co., Ltd.	58,900	623,879
	Maezawa Kyuso Industries Co., Ltd.	44,100	933,758
	Makino Milling Machine Co., Ltd.	122,400	4,578,569
	Makita Corp., Sponsored ADR	1,200	45,840
#	Makita Corp.	98,200	3,756,103
#	Mamezou Holdings Co., Ltd.	126,300	1,946,588
	Mamiya-Op Co., Ltd.	20,799	208,821
	Mani, Inc.	110,100	2,763,432
	MarkLines Co., Ltd.	46,500	834,006
	Mars Group Holdings Corp.	58,900	1,057,163
	Marubeni Corp.	1,184,759	8,513,219
	Marubun Corp.	92,400	510,175
	Marudai Food Co., Ltd.	91,100	1,762,926
	Marufuji Sheet Piling Co., Ltd.	2,700	55,933
	Maruha Nichiro Corp.	290,281	6,941,972
	Marui Group Co., Ltd.	253,100	5,853,674
	Maruichi Steel Tube, Ltd.	124,300	3,448,974
	Maruka Corp.	24,400	455,557
#	Marumae Co., Ltd.	23,900	218,094
#	Marusan Securities Co., Ltd.	213,900	1,017,797
	Maruwa Co., Ltd.	57,700	4,193,033
#	Maruwa Unyu Kikan Co., Ltd.	92,000	1,891,886

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Maruyama Manufacturing Co., Inc.	15,400	$209,080
	Maruzen CHI Holdings Co., Ltd.	93,600	310,223
	Maruzen Co., Ltd.	24,800	481,557
	Maruzen Showa Unyu Co., Ltd.	59,000	1,574,674
	Marvelous, Inc.	234,000	1,486,495
	Matching Service Japan Co., Ltd.	26,400	330,423
	Matsuda Sangyo Co., Ltd.	63,362	899,137
#	Matsui Construction Co., Ltd.	92,100	642,923
#	Matsui Securities Co., Ltd.	192,000	1,566,314
	Matsumotokiyoshi Holdings Co., Ltd.	172,200	6,885,666
	Matsuya Co., Ltd.	40,700	272,126
	Matsuyafoods Holdings Co., Ltd.	40,600	1,757,020
	Max Co., Ltd.	89,300	1,669,785
	Maxell Holdings, Ltd.	263,100	3,453,731
	Maxvalu Tokai Co., Ltd.	24,500	521,250
	Mazda Motor Corp.	1,114,100	9,351,526
	McDonald's Holdings Co. Japan, Ltd.	71,900	3,417,512
	MCJ Co., Ltd.	466,400	3,198,548
	Mebuki Financial Group, Inc.	2,986,791	6,618,966
	MEC Co., Ltd.	44,400	617,179
	Media Do Holdings Co., Ltd.	24,500	708,533
*	Medical Data Vision Co., Ltd.	52,600	387,417
	Medical System Network Co., Ltd.	162,500	776,385
	Medipal Holdings Corp.	238,100	5,045,334
#	Medius Holdings Co., Ltd.	8,700	68,494
	Megachips Corp.	107,600	1,674,706
	Megmilk Snow Brand Co., Ltd.	266,900	6,241,833
	Meidensha Corp.	232,000	4,307,140
	Meiji Electric Industries Co., Ltd.	24,300	335,890
	MEIJI Holdings Co., Ltd.	137,920	9,705,954
	Meiji Shipping Co., Ltd.	65,900	241,590
	Meiko Electronics Co., Ltd.	163,900	2,614,008
	Meiko Network Japan Co., Ltd.	84,300	737,879
	Meisei Industrial Co., Ltd.	167,700	1,317,356
	Meitec Corp.	112,400	6,389,451
	Meito Sangyo Co., Ltd.	35,600	453,940
	Meiwa Corp.	106,000	575,337
	Meiwa Estate Co., Ltd.	64,900	366,204
	Melco Holdings, Inc.	5,900	142,072
	Members Co., Ltd.	25,200	430,595
#	Menicon Co., Ltd.	145,500	6,516,384
	Mercuria Investment Co., Ltd.	38,800	256,745
	Mesco, Inc.	12,400	113,823
*	Metaps, Inc.	11,800	99,529
	METAWATER Co., Ltd.	30,200	1,162,016
#	Michinoku Bank, Ltd. (The)	90,909	1,154,210
	Micronics Japan Co., Ltd.	95,400	1,099,901
	Mie Kotsu Group Holdings, Inc.	273,800	1,486,328
	Mikuni Corp.	142,900	429,277
	Milbon Co., Ltd.	78,572	4,396,909
	Mimaki Engineering Co., Ltd.	110,700	506,127
	Mimasu Semiconductor Industry Co., Ltd.	118,300	2,495,886
	Minebea Mitsumi, Inc.	1,038,826	20,180,229
	Ministop Co., Ltd.	81,100	1,144,732
	Miraca Holdings, Inc.	282,400	7,422,344
	Miraial Co., Ltd.	35,800	410,749
	Mirait Holdings Corp.	289,910	4,329,536
	Miroku Jyoho Service Co., Ltd.	75,800	2,092,303
	MISUMI Group, Inc.	200,700	4,980,031

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitachi Co., Ltd.	7,700	$50,982
	Mitani Corp.	35,400	1,973,078
	Mitani Sekisan Co., Ltd.	7,000	247,642
#	Mito Securities Co., Ltd.	380,400	781,902
	Mitsuba Corp.	325,900	1,911,769
	Mitsubishi Chemical Holdings Corp.	3,872,160	27,983,986
	Mitsubishi Corp.	1,019,400	26,132,948
	Mitsubishi Electric Corp.	1,447,500	20,069,800
	Mitsubishi Estate Co., Ltd.	476,520	9,332,387
	Mitsubishi Gas Chemical Co., Inc.	550,800	8,339,078
	Mitsubishi Heavy Industries, Ltd.	444,400	16,210,544
	Mitsubishi Kakoki Kaisha, Ltd.	30,900	519,406
#	Mitsubishi Logisnext Co., Ltd.	208,800	3,144,827
	Mitsubishi Logistics Corp.	202,699	5,135,507
	Mitsubishi Materials Corp.	420,120	10,566,306
	Mitsubishi Motors Corp.	1,788,400	6,663,100
	Mitsubishi Paper Mills, Ltd.	163,000	676,865
	Mitsubishi Pencil Co., Ltd.	56,300	823,020
	Mitsubishi Research Institute, Inc.	33,900	1,330,308
	Mitsubishi Shokuhin Co., Ltd.	75,200	2,171,723
	Mitsubishi Steel Manufacturing Co., Ltd.	65,600	597,320
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,397,172	7,181,464
	Mitsubishi UFJ Financial Group, Inc.	9,210,200	47,290,846
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,032,500	12,730,768
	Mitsuboshi Belting, Ltd.	86,500	1,475,807
	Mitsui & Co., Ltd., Sponsored ADR	15,092	5,314,799
	Mitsui & Co., Ltd.	984,945	17,517,847
	Mitsui Chemicals, Inc.	706,613	15,518,093
*	Mitsui E&S Holdings Co., Ltd.	392,700	3,279,525
	Mitsui Fudosan Co., Ltd.	395,600	10,477,664
	Mitsui High-Tec, Inc.	111,300	1,657,249
	Mitsui Matsushima Holdings Co., Ltd.	60,900	640,098
	Mitsui Mining & Smelting Co., Ltd.	379,700	8,947,144
	Mitsui OSK Lines, Ltd.	492,700	11,846,900
	Mitsui Sugar Co., Ltd.	78,700	1,541,895
	Mitsui-Soko Holdings Co., Ltd.	157,800	2,578,318
	Mitsumura Printing Co., Ltd.	1,500	23,605
	Mitsuuroko Group Holdings Co., Ltd.	120,100	1,219,232
	Miura Co., Ltd.	35,200	1,219,262
	Mixi, Inc.	315,200	5,542,277
	Miyaji Engineering Group, Inc.	31,800	576,233
	Miyazaki Bank, Ltd. (The)	74,300	1,664,461
	Miyoshi Oil & Fat Co., Ltd.	40,300	435,535
	Mizuho Financial Group, Inc.	18,474,860	27,396,932
	Mizuho Leasing Co., Ltd.	165,700	4,939,859
	Mizuho Medy Co., Ltd.	13,100	329,694
	Mizuno Corp.	92,921	2,239,938
#*	Mobile Factory, Inc.	19,700	283,184
	Mochida Pharmaceutical Co., Ltd.	42,098	1,575,927
	Modec, Inc.	85,200	1,879,473
	Molitec Steel Co., Ltd.	55,500	181,004
#	Monex Group, Inc.	956,200	2,274,692
	Money Partners Group Co., Ltd.	88,500	191,546
	Monogatari Corp. (The)	27,200	2,184,397
#	MonotaRO Co., Ltd.	271,200	6,505,473
#	MORESCO Corp.	40,400	520,796
	Mori-Gumi Co., Ltd.	51,800	151,498
	Morinaga & Co., Ltd.	112,800	5,414,847
	Morinaga Milk Industry Co., Ltd.	241,100	9,219,708

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Morita Holdings Corp.	148,900	$2,339,308
	Morito Co., Ltd.	76,000	549,233
#	Morozoff, Ltd.	9,399	438,229
	Mory Industries, Inc.	27,200	646,119
	MrMax Holdings, Ltd.	93,900	398,479
	MS&AD Insurance Group Holdings, Inc.	347,974	11,557,145
	MTI, Ltd.	173,700	1,093,897
	Mugen Estate Co., Ltd.	83,800	534,419
	Murata Manufacturing Co., Ltd.	457,720	25,913,724
	Musashi Seimitsu Industry Co., Ltd.	296,600	3,464,487
	Musashino Bank, Ltd. (The)	142,800	2,238,668
	Mutoh Holdings Co., Ltd.	11,700	183,439
	N Field Co., Ltd.	51,800	285,020
	Nabtesco Corp.	196,600	5,633,519
#	NAC Co., Ltd.	65,800	678,298
	Nachi-Fujikoshi Corp.	102,000	3,746,879
#	Nadex Co., Ltd.	7,600	63,192
	Nafco Co., Ltd.	1,100	14,147
	Nagano Bank, Ltd. (The)	39,700	555,760
	Nagano Keiki Co., Ltd.	55,400	458,046
	Nagase & Co., Ltd.	418,200	5,753,445
	Nagatanien Holdings Co., Ltd.	32,500	642,234
	Nagawa Co., Ltd.	6,600	414,772
	Nagoya Railroad Co., Ltd.	248,299	7,284,660
	Naigai Trans Line, Ltd.	26,700	309,560
	Nakabayashi Co., Ltd.	88,700	504,048
#	Nakamoto Packs Co., Ltd.	15,100	228,266
	Nakamuraya Co., Ltd.	11,000	409,000
	Nakanishi, Inc.	98,400	1,755,294
	Nakano Corp.	76,100	338,604
	Nakayama Steel Works, Ltd.	116,700	525,106
	Nakayo, Inc.	6,200	93,813
	Namura Shipbuilding Co., Ltd.	291,848	646,145
	Nankai Electric Railway Co., Ltd.	173,400	4,475,790
	Nanto Bank, Ltd. (The)	149,501	3,538,869
	Narasaki Sangyo Co., Ltd.	13,400	252,247
	Natori Co., Ltd.	25,700	395,839
	NEC Capital Solutions, Ltd.	65,100	1,479,922
	NEC Corp.	541,780	24,116,439
	NEC Networks & System Integration Corp.	77,000	2,877,978
	NET One Systems Co., Ltd.	291,700	4,809,444
	Neturen Co., Ltd.	160,700	1,240,435
*	New Japan Chemical Co., Ltd.	175,700	317,517
*	Nexon Co., Ltd.	214,600	2,906,313
#	Nextage Co., Ltd.	149,900	1,412,679
#	Nexyz Group Corp.	27,100	419,971
#	NF Corp.	11,300	250,505
	NFC Holdings, Inc.	3,000	56,227
	NGK Insulators, Ltd.	597,000	10,009,706
	NGK Spark Plug Co., Ltd.	423,800	7,446,755
	NH Foods, Ltd.	128,199	5,627,565
	NHK Spring Co., Ltd.	1,197,637	9,642,759
	Nicca Chemical Co., Ltd.	11,200	90,225
#*	Nice Holdings, Inc.	34,700	404,635
	Nichia Steel Works, Ltd.	244,901	755,595
	Nichias Corp.	335,600	7,999,202
	Nichiban Co., Ltd.	36,500	574,747
	Nichicon Corp.	262,700	2,373,478
	Nichiden Corp.	47,000	878,875

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichiha Corp.	149,800	$3,600,576
	NichiiGakkan Co., Ltd.	306,300	4,227,651
	Nichi-iko Pharmaceutical Co., Ltd.	293,950	3,455,241
	Nichimo Co., Ltd.	4,800	85,716
	Nichirei Corp.	417,999	10,104,839
	Nichireki Co., Ltd.	132,100	1,611,661
	Nichirin Co., Ltd.	61,830	1,100,311
	Nidec Corp.	98,978	12,448,507
#	Nidec Corp., Sponsored ADR	20,578	653,146
#	Nifco, Inc.	268,700	7,041,383
	Nihon Chouzai Co., Ltd.	49,260	1,732,644
*	Nihon Dempa Kogyo Co., Ltd.	365,600	1,632,909
	Nihon Dengi Co., Ltd.	6,800	220,147
	Nihon Denkei Co., Ltd.	19,400	226,558
	Nihon Flush Co., Ltd.	32,500	792,224
#	Nihon House Holdings Co., Ltd.	229,600	975,241
#	Nihon Kagaku Sangyo Co., Ltd.	54,300	500,574
	Nihon Kohden Corp.	129,000	3,780,788
	Nihon M&A Center, Inc.	282,600	8,084,454
#	Nihon Nohyaku Co., Ltd.	223,000	1,136,169
	Nihon Parkerizing Co., Ltd.	253,600	2,630,211
	Nihon Plast Co., Ltd.	100,700	617,100
	Nihon Tokushu Toryo Co., Ltd.	48,700	574,668
	Nihon Unisys, Ltd.	369,700	11,273,894
	Nihon Yamamura Glass Co., Ltd.	45,200	502,700
	Nikkato Corp.	24,500	156,132
	Nikkiso Co., Ltd.	214,300	2,663,750
	Nikko Co., Ltd.	109,800	809,211
	Nikkon Holdings Co., Ltd.	260,400	6,008,082
	Nikon Corp.	499,600	6,032,663
	Nintendo Co., Ltd.	46,200	16,994,929
	Nippi, Inc.	8,500	327,298
	Nippo Corp.	207,900	5,100,697
	Nippon Air Conditioning Services Co., Ltd.	69,900	501,801
	Nippon Aqua Co., Ltd.	9,900	52,826
	Nippon Beet Sugar Manufacturing Co., Ltd.	56,300	971,369
	Nippon Carbide Industries Co., Inc.	44,800	556,487
#	Nippon Carbon Co., Ltd.	53,400	1,814,559
	Nippon Chemical Industrial Co., Ltd.	24,900	724,390
	Nippon Chemi-Con Corp.	100,400	1,517,504
	Nippon Chemiphar Co., Ltd.	10,000	273,697
	Nippon Coke & Engineering Co., Ltd.	1,045,400	755,091
	Nippon Commercial Development Co., Ltd.	61,600	956,999
	Nippon Concept Corp.	31,800	447,863
	Nippon Concrete Industries Co., Ltd.	246,700	622,764
#*	Nippon Denko Co., Ltd.	812,450	1,190,118
	Nippon Densetsu Kogyo Co., Ltd.	160,100	3,384,400
	Nippon Dry-Chemical Co., Ltd.	1,800	28,032
	Nippon Electric Glass Co., Ltd.	280,400	5,416,782
	Nippon Express Co., Ltd.	215,576	11,233,467
	Nippon Felt Co., Ltd.	15,100	68,554
#	Nippon Filcon Co., Ltd.	48,800	238,256
	Nippon Fine Chemical Co., Ltd.	54,900	724,532
	Nippon Flour Mills Co., Ltd.	330,800	4,989,914
	Nippon Gas Co., Ltd.	189,100	5,979,810
	Nippon Hume Corp.	112,100	838,538
	Nippon Kanzai Co., Ltd.	19,800	352,481
	Nippon Kayaku Co., Ltd.	362,600	4,251,914
	Nippon Kinzoku Co., Ltd.	35,200	267,446

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nippon Kodoshi Corp.	46,700	$561,970
	Nippon Koei Co., Ltd.	66,600	2,193,096
	Nippon Koshuha Steel Co., Ltd.	46,700	183,828
	Nippon Light Metal Holdings Co., Ltd.	3,906,300	7,453,396
	Nippon Paint Holdings Co., Ltd.	82,400	3,938,820
	Nippon Paper Industries Co., Ltd.	463,602	7,544,611
	Nippon Parking Development Co., Ltd., Class C	805,200	1,059,619
	Nippon Pillar Packing Co., Ltd.	97,200	1,292,273
	Nippon Piston Ring Co., Ltd.	28,500	381,582
	Nippon Rietec Co., Ltd.	3,000	35,783
	Nippon Road Co., Ltd. (The)	36,000	2,442,724
	Nippon Seiki Co., Ltd.	155,700	2,287,381
	Nippon Seisen Co., Ltd.	13,400	454,500
#*	Nippon Sharyo, Ltd.	56,299	1,532,707
	Nippon Sheet Glass Co., Ltd.	678,200	3,660,557
	Nippon Shinyaku Co., Ltd.	20,200	1,790,900
	Nippon Shokubai Co., Ltd.	90,000	5,276,802
	Nippon Signal Co., Ltd.	234,500	2,957,078
	Nippon Soda Co., Ltd.	132,300	3,560,269
	Nippon Steel Corp.	1,042,879	14,470,435
	Nippon Steel Trading Corp.	73,500	3,326,371
	Nippon Suisan Kaisha, Ltd.	1,961,500	10,696,826
	Nippon Systemware Co., Ltd.	34,700	773,840
	Nippon Telegraph & Telephone Corp.	591,000	15,068,747
	Nippon Thompson Co., Ltd.	321,900	1,338,366
	Nippon Tungsten Co., Ltd.	4,900	88,145
#	Nippon Yakin Kogyo Co., Ltd.	71,909	1,366,787
	Nippon Yusen K.K.	553,431	8,812,791
	Nipro Corp.	853,400	9,716,112
	Nishimatsu Construction Co., Ltd.	252,800	5,607,085
#	Nishimatsuya Chain Co., Ltd.	182,900	1,564,397
	Nishimoto Co., Ltd.	1,300	43,489
	Nishi-Nippon Financial Holdings, Inc.	660,314	4,353,852
	Nishi-Nippon Railroad Co., Ltd.	190,500	4,402,546
	Nishio Rent All Co., Ltd.	116,100	3,119,371
	Nissan Chemical Corp.	211,500	8,740,005
	Nissan Motor Co., Ltd.	5,022,100	27,251,397
	Nissan Shatai Co., Ltd.	260,700	2,475,029
	Nissan Tokyo Sales Holdings Co., Ltd.	123,500	312,163
	Nissei ASB Machine Co., Ltd.	36,500	1,232,565
	Nissei Plastic Industrial Co., Ltd.	67,900	583,271
	Nissha Co., Ltd.	157,600	1,423,122
	Nisshin Group Holdings Co., Ltd.	163,800	814,318
	Nisshin Oillio Group, Ltd. (The)	158,900	5,316,918
	Nisshin Seifun Group, Inc.	62,645	1,069,661
	Nisshinbo Holdings, Inc.	611,541	5,258,384
	Nissin Corp.	66,600	1,024,733
	Nissin Electric Co., Ltd.	254,300	3,035,468
	Nissin Foods Holdings Co., Ltd.	11,975	898,827
	Nissin Kogyo Co., Ltd.	197,200	3,986,532
	Nissin Sugar Co., Ltd.	59,800	1,094,201
	Nissui Pharmaceutical Co., Ltd.	59,500	741,017
	Nitori Holdings Co., Ltd.	37,900	5,889,696
	Nitta Corp.	77,100	2,157,518
	Nitta Gelatin, Inc.	53,700	323,323
	Nittan Valve Co., Ltd.	112,600	279,857
	Nittetsu Mining Co., Ltd.	51,701	2,101,810
#	Nitto Boseki Co., Ltd.	108,400	4,497,571
	Nitto Denko Corp.	300,600	16,709,780

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nitto Fuji Flour Milling Co., Ltd.	900	$52,731
	Nitto Kogyo Corp.	94,900	1,964,570
	Nitto Kohki Co., Ltd.	46,800	1,009,177
	Nitto Seiko Co., Ltd.	135,900	718,753
	Nittoc Construction Co., Ltd.	122,549	947,961
	NJS Co., Ltd.	28,200	462,268
#	nms Holdings Co.	44,600	175,243
	Noda Corp.	53,100	386,487
	Noevir Holdings Co., Ltd.	52,700	2,400,075
	NOF Corp.	192,200	6,256,533
	Nohmi Bosai, Ltd.	77,900	1,730,113
	Nojima Corp.	210,400	4,150,286
	NOK Corp.	339,200	4,517,673
	Nomura Co., Ltd.	251,000	2,850,572
	Nomura Holdings, Inc.	2,443,898	12,511,299
	Nomura Holdings, Inc., Sponsored ADR	301,320	1,548,785
	Nomura Real Estate Holdings, Inc.	435,600	10,727,084
	Nomura Research Institute, Ltd.	239,085	5,261,229
	Noritake Co., Ltd.	51,200	2,035,326
	Noritsu Koki Co., Ltd.	91,800	1,329,715
	Noritz Corp.	139,600	1,720,186
	North Pacific Bank, Ltd.	1,520,500	3,045,355
	Nozawa Corp.	30,300	199,142
	NS Solutions Corp.	136,600	4,012,309
#	NS Tool Co., Ltd.	38,200	986,892
	NS United Kaiun Kaisha, Ltd.	66,600	1,213,809
	NSD Co., Ltd.	164,078	2,643,693
	NSK, Ltd.	1,461,347	12,189,380
	NTN Corp.	3,263,800	8,648,865
	NTT Data Corp.	563,200	7,911,388
	NTT DOCOMO, Inc.	1,433,300	40,723,469
	NuFlare Technology, Inc.	23,400	2,532,908
	OAK Capital Corp.	213,300	237,148
	Oat Agrio Co., Ltd.	20,400	267,004
	Obara Group, Inc.	53,300	1,691,181
	Obayashi Corp.	1,740,400	19,086,920
	OBIC Business Consultants Co., Ltd.	4,500	172,324
	Obic Co., Ltd.	15,200	2,071,175
	Odakyu Electric Railway Co., Ltd.	220,300	4,886,571
	Odelic Co., Ltd.	17,800	786,936
	Oenon Holdings, Inc.	263,000	917,603
	Ogaki Kyoritsu Bank, Ltd. (The)	181,000	3,726,094
	Ohashi Technica, Inc.	44,200	627,729
#	Ohba Co., Ltd.	19,400	144,905
	Ohizumi Manufacturing Co., Ltd.	10,900	80,237
	Ohki Healthcare Holdings Co., Ltd.	2,000	30,202
	Ohsho Food Service Corp.	30,100	1,806,129
	OIE Sangyo Co., Ltd.	1,200	14,722
	Oiles Corp.	80,901	1,128,784
#*	Oisix ra daichi, Inc.	17,600	167,450
	Oita Bank, Ltd. (The)	146,000	3,379,265
	Oji Holdings Corp.	3,301,900	16,775,621
	Okabe Co., Ltd.	195,500	1,535,592
#	Okada Aiyon Corp.	19,400	216,992
	Okamoto Industries, Inc.	43,900	1,527,944
	Okamoto Machine Tool Works, Ltd.	21,199	540,411
	Okamura Corp.	220,800	2,121,718
	Okasan Securities Group, Inc.	825,300	2,893,999
#*	Okaya Electric Industries Co., Ltd.	25,800	88,145

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oki Electric Industry Co., Ltd.	504,400	$6,279,894
	Okinawa Cellular Telephone Co.	31,400	1,262,440
	Okinawa Electric Power Co., Inc. (The)	135,103	2,488,638
	OKK Corp.	39,000	220,605
	OKUMA Corp.	99,200	4,519,786
	Okumura Corp.	166,700	4,406,943
	Okura Industrial Co., Ltd.	48,400	774,781
	Okuwa Co., Ltd.	102,000	1,369,482
#	Olympic Group Corp.	34,400	191,097
	Olympus Corp.	1,027,900	16,608,026
	Omron Corp.	186,600	10,685,629
	Ono Pharmaceutical Co., Ltd.	58,200	1,340,161
	ONO Sokki Co., Ltd.	36,500	197,488
	Onoken Co., Ltd.	87,800	1,082,480
	Onward Holdings Co., Ltd.	546,600	3,139,827
	Ootoya Holdings Co., Ltd.	9,800	213,153
*	Open Door, Inc.	42,000	509,964
	Open House Co., Ltd.	300,200	7,980,331
	Optex Group Co., Ltd.	93,460	1,229,795
	Oracle Corp.	32,600	2,821,777
	Organo Corp.	37,900	2,374,149
	Orient Corp.	2,044,200	3,141,298
	Oriental Land Co., Ltd.	87,600	11,408,584
	Origin Co., Ltd.	25,500	359,091
	ORIX Corp.	2,846,800	48,089,460
#	ORIX Corp., Sponsored ADR	17,419	1,476,957
	Osaka Gas Co., Ltd.	249,100	4,215,236
	Osaka Organic Chemical Industry, Ltd.	70,000	1,150,900
	Osaka Soda Co., Ltd.	49,799	1,322,671
	Osaka Steel Co., Ltd.	62,700	904,435
	OSAKA Titanium Technologies Co., Ltd.	95,300	1,206,517
	Osaki Electric Co., Ltd.	231,700	1,326,259
	OSG Corp.	409,200	6,888,201
	OSJB Holdings Corp.	571,300	1,409,423
	Otsuka Corp.	97,500	3,801,998
	Otsuka Holdings Co., Ltd.	74,600	3,314,134
#	OUG Holdings, Inc.	3,900	96,553
	Outsourcing, Inc.	355,200	3,215,318
	Oyo Corp.	111,900	1,418,648
	Ozu Corp.	700	12,795
	Pacific Industrial Co., Ltd.	228,300	2,720,266
#	Pacific Metals Co., Ltd.	87,800	1,643,930
	Pack Corp. (The)	45,000	1,584,230
	PAL GROUP Holdings Co., Ltd.	67,500	1,987,854
	PALTAC Corp.	110,158	5,154,567
#	Paltek Corp.	17,600	86,444
	Pan Pacific International Holdings Corp.	478,000	7,713,375
	Panasonic Corp.	4,188,242	41,622,812
	PAPYLESS Co., Ltd.	14,700	260,959
	Paraca, Inc.	28,300	530,726
	Paramount Bed Holdings Co., Ltd.	60,500	2,504,471
	Parco Co., Ltd.	90,300	1,520,481
#	Paris Miki Holdings, Inc.	114,600	362,588
	Park24 Co., Ltd.	292,400	7,342,952
	Parker Corp.	6,000	31,638
*	Pasco Corp.	4,700	87,021
#	Pasona Group, Inc.	116,000	1,467,854
	PC Depot Corp.	144,540	775,128
#	PCI Holdings, Inc.	8,400	165,939

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pegasus Sewing Machine Manufacturing Co., Ltd.	104,500	$455,491
	Penta-Ocean Construction Co., Ltd.	2,051,800	12,118,642
	People Co., Ltd.	800	7,889
#	Pepper Food Service Co., Ltd.	49,900	441,099
*	PeptiDream, Inc.	104,600	4,951,516
	Persol Holdings Co., Ltd.	185,200	3,311,037
#	Phil Co., Inc.	800	29,524
	PIA Corp.	19,700	782,486
	Pickles Corp.	13,300	326,136
	Pigeon Corp.	184,100	6,497,280
	Pilot Corp.	81,000	3,162,186
	Piolax, Inc.	104,500	1,848,205
	Plenus Co., Ltd.	72,200	1,314,419
	Pola Orbis Holdings, Inc.	118,400	2,565,105
	Poletowin Pitcrew Holdings, Inc.	135,600	1,119,209
#*	PR Times, Inc.	4,800	103,406
	Press Kogyo Co., Ltd.	476,300	1,567,861
#	Pressance Corp.	255,200	2,841,405
	Prestige International, Inc.	296,000	2,683,018
	Prima Meat Packers, Ltd.	225,199	4,977,761
	Pronexus, Inc.	35,500	387,503
	Pro-Ship, Inc.	7,400	94,755
*	Prospect Co., Ltd.	3,130,900	897,670
	Proto Corp.	82,800	1,039,520
	PS Mitsubishi Construction Co., Ltd.	173,800	1,132,303
	Punch Industry Co., Ltd.	123,100	532,234
	Qol Holdings Co., Ltd.	191,700	2,509,652
	Quick Co., Ltd.	43,100	593,355
	Raccoon Holdings, Inc.	37,600	272,080
	Raito Kogyo Co., Ltd.	255,100	3,573,784
	Raiznext Corp.	155,700	1,806,183
	Rakus Co., Ltd.	123,200	1,957,591
#*	Rakuten, Inc.	2,445,400	18,864,920
	Rasa Corp.	34,900	309,468
	Rasa Industries, Ltd.	54,399	707,519
	Raysum Co., Ltd.	111,100	990,635
#	RECOMM Co., Ltd.	203,200	221,780
	Recruit Holdings Co., Ltd.	1,002,100	39,058,124
	Relia, Inc.	103,500	1,380,937
	Relo Group, Inc.	261,000	6,969,709
	Renaissance, Inc.	47,100	744,378
*	Renesas Electronics Corp.	886,500	5,577,256
	Rengo Co., Ltd.	1,050,310	7,359,577
*	RENOVA, Inc.	33,200	398,356
*	Renown, Inc.	243,200	237,082
	Resol Holdings Co., Ltd.	4,200	158,665
	Resona Holdings, Inc.	3,648,400	15,045,443
	Resorttrust, Inc.	443,500	6,959,559
	Restar Holdings Corp.	110,200	1,862,521
	Retail Partners Co., Ltd.	6,500	48,679
	Rheon Automatic Machinery Co., Ltd.	65,400	879,284
	Rhythm Watch Co., Ltd.	29,300	237,837
	Riberesute Corp.	34,000	279,186
	Ricoh Co., Ltd.	1,138,119	12,913,601
	Ricoh Leasing Co., Ltd.	77,500	2,895,282
	Ride On Express Holdings Co., Ltd.	55,900	939,420
#	Right On Co., Ltd.	73,600	400,298
	Riken Corp.	38,500	1,240,371
	Riken Keiki Co., Ltd.	46,500	902,721

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Riken Technos Corp.	213,700	$950,065
	Riken Vitamin Co., Ltd.	32,700	1,174,728
#	Ringer Hut Co., Ltd.	81,100	1,830,236
	Rinnai Corp.	28,600	2,038,664
	Rion Co., Ltd.	33,100	964,459
	Riso Kagaku Corp.	78,058	1,330,867
	Riso Kyoiku Co., Ltd.	385,650	1,274,622
	Rix Corp.	6,200	97,433
#	Rock Field Co., Ltd.	68,800	905,966
	Rohm Co., Ltd.	120,300	8,653,834
	Rohto Pharmaceutical Co., Ltd.	203,000	5,619,191
	Rokko Butter Co., Ltd.	82,100	1,222,754
	Roland DG Corp.	79,300	1,433,988
	Rorze Corp.	52,700	1,941,558
	Round One Corp.	441,100	4,109,150
#	Royal Holdings Co., Ltd.	150,000	3,278,792
*	Rozetta Corp.	12,000	405,541
	RS Technologies Co., Ltd.	23,800	609,769
	Ryobi, Ltd.	158,000	2,558,952
	Ryoden Corp.	75,900	1,140,403
#	Ryohin Keikaku Co., Ltd.	435,750	7,285,132
	Ryosan Co., Ltd.	96,900	2,241,049
#	Ryoyo Electro Corp.	108,700	1,840,627
	S Foods, Inc.	61,600	1,481,301
#	S LINE Co., Ltd.	10,600	100,644
	S&B Foods, Inc.	1,400	54,139
	Sac's Bar Holdings, Inc.	82,000	642,588
#	Sagami Rubber Industries Co., Ltd.	28,000	454,168
	Saibu Gas Co., Ltd.	80,100	1,716,505
	Saizeriya Co., Ltd.	128,700	2,815,919
	Sakai Chemical Industry Co., Ltd.	63,800	1,296,032
	Sakai Heavy Industries, Ltd.	20,900	513,314
	Sakai Moving Service Co., Ltd.	57,700	3,214,020
	Sakai Ovex Co., Ltd.	28,999	476,224
	Sakata INX Corp.	178,200	1,859,869
	Sakura Internet, Inc.	79,400	486,713
	Sala Corp.	260,000	1,457,076
	SAMTY Co., Ltd.	157,900	2,676,994
	San Holdings, Inc.	31,800	406,603
	San ju San Financial Group, Inc.	85,000	1,225,474
	San-A Co., Ltd.	56,000	2,289,924
	San-Ai Oil Co., Ltd.	226,100	2,256,957
#*	Sanden Holdings Corp.	166,900	995,907
	Sanei Architecture Planning Co., Ltd.	73,800	1,009,522
	Sangetsu Corp.	141,300	2,493,733
	San-In Godo Bank, Ltd. (The)	740,700	4,062,175
#*	Sanix, Inc.	117,300	357,007
	Sanken Electric Co., Ltd.	180,500	4,552,000
	Sanki Engineering Co., Ltd.	232,800	3,164,142
	Sanko Gosei, Ltd.	115,700	372,220
	Sanko Metal Industrial Co., Ltd.	11,300	270,243
	Sankyo Co., Ltd.	102,000	3,426,810
	Sankyo Frontier Co., Ltd.	10,200	386,038
	Sankyo Seiko Co., Ltd.	163,200	880,201
	Sankyo Tateyama, Inc.	132,700	1,727,082
	Sankyu, Inc.	253,600	12,504,023
#	Sanoh Industrial Co., Ltd.	149,800	1,405,259
	Sanoyas Holdings Corp.	145,500	231,158
	Sansei Landic Co., Ltd.	35,100	278,011

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Sansei Technologies, Inc.	44,700	$346,558
	Sansha Electric Manufacturing Co., Ltd.	43,900	316,378
	Sanshin Electronics Co., Ltd.	99,500	1,530,747
	Santen Pharmaceutical Co., Ltd.	205,900	3,840,150
	Sanwa Holdings Corp.	829,300	8,723,467
	Sanyei Corp.	1,100	36,602
	Sanyo Chemical Industries, Ltd.	59,500	2,785,244
	Sanyo Denki Co., Ltd.	44,200	2,151,716
	Sanyo Electric Railway Co., Ltd.	51,300	991,366
#	Sanyo Engineering & Construction, Inc.	32,400	228,616
	Sanyo Industries, Ltd.	1,500	26,849
#	Sanyo Shokai, Ltd.	67,599	768,266
	Sanyo Special Steel Co., Ltd.	107,700	1,459,796
	Sanyo Trading Co., Ltd.	114,400	1,426,636
	Sapporo Holdings, Ltd.	425,300	10,283,059
	Sata Construction Co., Ltd.	46,000	179,945
	Sato Holdings Corp.	139,700	3,969,153
	Sato Shoji Corp.	39,800	347,500
	Satori Electric Co., Ltd.	73,600	581,836
	Sawada Holdings Co., Ltd.	72,100	631,314
	Sawai Pharmaceutical Co., Ltd.	204,200	13,270,050
	Saxa Holdings, Inc.	21,600	401,623
	SB Technology Corp.	55,400	1,212,627
	SBI Holdings, Inc.	572,080	13,261,164
	SBS Holdings, Inc.	119,600	1,988,743
	Scala, Inc.	87,700	580,456
#	SCREEN Holdings Co., Ltd.	175,600	9,120,389
	Scroll Corp.	137,600	441,800
	SCSK Corp.	63,759	3,417,256
#	SEC Carbon, Ltd.	2,800	213,775
	Secom Co., Ltd.	95,400	8,371,599
	Secom Joshinetsu Co., Ltd.	3,465	127,461
	Seed Co., Ltd.	37,500	344,349
	Sega Sammy Holdings, Inc.	305,712	4,162,948
	Seibu Holdings, Inc.	391,100	6,096,293
	Seika Corp.	44,100	516,177
	Seikagaku Corp.	70,800	751,450
	Seikitokyu Kogyo Co., Ltd.	211,999	1,777,056
	Seiko Epson Corp.	648,300	9,479,547
	Seiko Holdings Corp.	159,600	3,890,481
	Seiko PMC Corp.	36,200	308,074
	Seino Holdings Co., Ltd.	497,100	6,354,021
	Seiren Co., Ltd.	218,600	2,790,549
	Sekisui Chemical Co., Ltd.	1,007,200	16,775,346
#	Sekisui House, Ltd.	646,400	13,898,990
	Sekisui Jushi Corp.	86,000	1,881,860
	Sekisui Plastics Co., Ltd.	130,900	921,403
	Senko Group Holdings Co., Ltd.	625,100	4,997,809
	Senshu Electric Co., Ltd.	33,200	913,468
	Senshu Ikeda Holdings, Inc.	1,207,060	2,203,672
#	Senshukai Co., Ltd.	142,300	596,795
	Seria Co., Ltd.	133,700	3,679,316
	Seven & I Holdings Co., Ltd.	1,128,152	43,257,084
	Seven Bank, Ltd.	2,094,800	6,264,617
#	SFP Holdings Co., Ltd.	52,600	1,078,207
	Sharp Corp.	215,399	2,921,920
	Shibaura Electronics Co., Ltd.	44,500	1,166,411
	Shibaura Mechatronics Corp.	24,500	828,376
	Shibusawa Warehouse Co., Ltd. (The)	37,500	721,841

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shibuya Corp.	87,100	$2,417,685
*	Shidax Corp.	93,800	284,305
*	SHIFT, Inc.	29,600	2,013,919
#	Shiga Bank, Ltd. (The)	226,036	5,426,317
#	Shikibo, Ltd.	34,400	482,424
	Shikoku Bank, Ltd. (The)	170,200	1,488,435
	Shikoku Chemicals Corp.	128,500	1,407,724
	Shikoku Electric Power Co., Inc.	307,000	2,603,523
	Shima Seiki Manufacturing, Ltd.	116,200	2,241,458
	Shimachu Co., Ltd.	206,100	5,882,989
	Shimadzu Corp.	132,500	3,718,605
#	Shimamura Co., Ltd.	60,546	4,549,018
	Shimano, Inc.	30,400	4,661,154
	Shimizu Bank, Ltd. (The)	185,800	3,472,300
	Shimizu Corp.	1,410,900	14,471,363
	Shimojima Co., Ltd.	5,900	60,987
	Shin Nippon Air Technologies Co., Ltd.	52,200	985,206
	Shin Nippon Biomedical Laboratories, Ltd.	103,700	575,689
	Shinagawa Refractories Co., Ltd.	29,900	813,641
	Shindengen Electric Manufacturing Co., Ltd.	39,500	1,203,853
	Shin-Etsu Chemical Co., Ltd.	376,100	43,012,170
	Shin-Etsu Polymer Co., Ltd.	197,700	1,680,173
#	Shin-Keisei Electric Railway Co., Ltd.	11,400	253,397
	Shinko Electric Industries Co., Ltd.	365,200	4,286,775
	Shinko Shoji Co., Ltd.	198,500	1,517,889
	Shinmaywa Industries, Ltd.	382,600	4,971,813
	Shinnihon Corp.	150,500	1,252,887
	Shinoken Group Co., Ltd.	207,700	2,311,967
	Shinsei Bank, Ltd.	383,500	5,871,848
	Shinsho Corp.	26,500	629,429
	Shinwa Co., Ltd.	32,200	647,463
	Shionogi & Co., Ltd.	198,200	11,787,766
	Ship Healthcare Holdings, Inc.	246,500	11,052,228
	Shiseido Co., Ltd.	355,200	22,867,992
	Shizuki Electric Co., Inc.	53,900	303,894
	Shizuoka Bank, Ltd. (The)	799,930	5,615,794
	Shizuoka Gas Co., Ltd.	331,900	2,671,146
	SHO-BOND Holdings Co., Ltd.	11,600	473,594
*	Shobunsha Publications, Inc.	47,400	165,866
#	Shoei Co., Ltd.	48,500	2,205,745
	Shoei Foods Corp.	50,400	1,689,897
	Shofu, Inc.	19,300	322,116
*	Shoko Co., Ltd.	44,000	282,121
#	Showa Aircraft Industry Co., Ltd.	7,753	194,176
	Showa Corp.	389,100	8,029,908
#	Showa Denko K.K.	715,300	17,104,723
	Showa Sangyo Co., Ltd.	87,900	2,422,192
	Showa Shinku Co., Ltd.	17,400	261,827
	Sigma Koki Co., Ltd.	16,500	210,302
	SIGMAXYZ, Inc.	71,100	1,273,536
	Siix Corp.	179,800	2,086,004
	Sinanen Holdings Co., Ltd.	37,700	702,646
	Sinfonia Technology Co., Ltd.	132,400	1,478,293
	Sinko Industries, Ltd.	81,600	1,267,218
	Sintokogio, Ltd.	214,000	1,825,902
	SK-Electronics Co., Ltd.	58,500	977,913
	SKY Perfect JSAT Holdings, Inc.	850,900	3,660,239
#	Skylark Holdings Co., Ltd.	495,900	9,082,019
	SMC Corp.	9,700	4,187,190

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SMK Corp.	26,899	$766,343
	SMS Co., Ltd.	270,300	6,694,903
	Snow Peak, Inc.	21,000	193,620
	SNT Corp.	72,000	297,929
	Soda Nikka Co., Ltd.	70,300	389,068
	Sodick Co., Ltd.	263,100	2,044,062
	Soft99 Corp.	11,800	111,509
	Softbank Corp.	386,700	5,305,171
	SoftBank Group Corp.	2,981,263	120,367,152
	Softbrain Co., Ltd.	69,300	349,348
	Softcreate Holdings Corp.	31,500	509,328
	Software Service, Inc.	7,700	705,464
	Sogo Medical Holdings Co., Ltd.	137,400	2,582,113
	Sohgo Security Services Co., Ltd.	80,300	4,167,663
	Sojitz Corp.	2,565,000	8,073,572
	Soken Chemical & Engineering Co., Ltd.	26,900	321,384
	Solasto Corp.	210,100	2,186,179
	Soliton Systems K.K.	30,200	330,147
	Sompo Holdings, Inc.	247,200	9,236,331
	Sony Corp.	1,141,000	79,786,524
#	Sony Corp., Sponsored ADR	344,389	24,169,220
	Sony Financial Holdings, Inc.	84,500	1,945,541
	Soshin Electric Co., Ltd.	30,300	121,688
	Sotetsu Holdings, Inc.	125,700	3,359,384
	Sotoh Co., Ltd.	11,700	104,739
#	Sourcenext Corp.	36,600	163,845
	Space Co., Ltd.	49,260	548,742
	Space Value Holdings Co., Ltd.	229,900	1,150,927
#	Sparx Group Co., Ltd.	668,000	1,606,319
	SPK Corp.	10,400	247,015
	Square Enix Holdings Co., Ltd.	84,900	4,167,699
	SRA Holdings	60,600	1,408,429
	SRS Holdings Co., Ltd.	4,600	44,165
	St Marc Holdings Co., Ltd.	97,200	2,033,745
	Stanley Electric Co., Ltd.	312,800	8,056,173
	Star Mica Holdings Co., Ltd.	63,200	951,223
	Star Micronics Co., Ltd.	95,500	1,221,033
	Starts Corp., Inc.	240,500	5,807,310
	Starzen Co., Ltd.	36,599	1,444,386
	St-Care Holding Corp.	78,100	339,071
	Stella Chemifa Corp.	65,100	1,791,760
	Step Co., Ltd.	30,000	444,127
	Strike Co., Ltd.	31,800	1,355,897
	Studio Alice Co., Ltd.	68,700	1,213,107
	Subaru Corp.	846,600	21,175,578
	Subaru Enterprise Co., Ltd.	6,100	530,754
	Sugi Holdings Co., Ltd.	55,900	2,800,705
	Sugimoto & Co., Ltd.	42,100	748,773
	SUMCO Corp.	940,360	14,379,373
	Sumida Corp.	196,100	1,915,747
	Suminoe Textile Co., Ltd.	27,000	630,303
#	Sumiseki Holdings, Inc.	302,600	375,000
	Sumitomo Bakelite Co., Ltd.	117,500	4,223,462
	Sumitomo Chemical Co., Ltd.	4,732,452	20,109,125
	Sumitomo Corp.	914,600	13,604,370
#	Sumitomo Dainippon Pharma Co., Ltd.	192,900	3,311,387
	Sumitomo Densetsu Co., Ltd.	75,100	1,808,204
	Sumitomo Electric Industries, Ltd.	1,723,900	22,982,386
	Sumitomo Forestry Co., Ltd.	835,900	11,607,356

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Heavy Industries, Ltd.	464,096	$12,157,868
	Sumitomo Metal Mining Co., Ltd.	394,900	11,227,184
	Sumitomo Mitsui Construction Co., Ltd.	1,157,880	6,512,462
	Sumitomo Mitsui Financial Group, Inc.	967,770	34,026,197
	Sumitomo Mitsui Trust Holdings, Inc.	249,173	9,186,988
	Sumitomo Osaka Cement Co., Ltd.	180,699	7,346,556
*	Sumitomo Precision Products Co., Ltd.	17,700	518,697
	Sumitomo Realty & Development Co., Ltd.	286,300	10,540,281
	Sumitomo Riko Co., Ltd.	230,800	1,811,631
	Sumitomo Rubber Industries, Ltd.	990,663	10,884,712
	Sumitomo Seika Chemicals Co., Ltd.	61,300	1,746,387
	Sumitomo Warehouse Co., Ltd. (The)	314,000	4,068,177
	Sun A Kaken Co., Ltd.	1,800	8,756
	Sun Frontier Fudousan Co., Ltd.	237,900	2,656,632
	Suncall Corp.	41,800	203,903
	Sundrug Co., Ltd.	102,500	3,473,531
	Suntory Beverage & Food, Ltd.	134,900	5,711,434
	Sun-Wa Technos Corp.	58,100	521,141
#*	Suruga Bank, Ltd.	321,900	1,268,025
	Sushiro Global Holdings, Ltd.	52,000	4,363,723
	Suzuken Co., Ltd.	100,120	3,838,594
#	Suzuki Co., Ltd.	62,300	426,463
	Suzuki Motor Corp.	434,600	19,885,446
	SWCC Showa Holdings Co., Ltd.	530,600	6,584,497
#*	Synchro Food Co., Ltd.	34,600	168,612
	Sysmex Corp.	147,000	10,516,415
	System Information Co., Ltd.	19,600	174,719
	System Research Co., Ltd.	1,200	19,823
	Systemsoft Corp.	79,400	75,131
	Systena Corp.	295,700	4,961,271
	Syuppin Co., Ltd.	75,800	731,692
	T Hasegawa Co., Ltd.	127,292	2,611,174
	T RAD Co., Ltd.	38,700	647,884
	T&D Holdings, Inc.	1,013,010	10,797,971
	T&K Toka Co., Ltd.	76,300	687,044
	Tachibana Eletech Co., Ltd.	80,280	1,310,085
	Tachikawa Corp.	48,200	543,528
	Tachi-S Co., Ltd.	134,000	1,560,525
#	Tacmina Corp.	900	13,487
#	Tadano, Ltd.	527,421	4,446,581
	Taihei Dengyo Kaisha, Ltd.	82,400	1,717,166
	Taiheiyo Cement Corp.	462,536	12,449,094
	Taiheiyo Kouhatsu, Inc.	33,499	239,854
	Taiho Kogyo Co., Ltd.	96,900	639,771
	Taikisha, Ltd.	67,500	2,308,136
	Taiko Bank, Ltd. (The)	22,000	329,757
	Taisei Corp.	363,380	14,507,480
	Taisei Lamick Co., Ltd.	20,800	537,643
	Taisho Pharmaceutical Holdings Co., Ltd.	20,700	1,462,371
	Taiyo Holdings Co., Ltd.	50,500	2,136,239
	Taiyo Nippon Sanso Corp.	291,700	6,393,754
#	Taiyo Yuden Co., Ltd.	783,000	22,577,737
	Takachiho Koheki Co., Ltd.	17,200	181,661
	Takadakiko Co., Ltd.	1,800	45,073
#	Takagi Seiko Corp.	1,800	47,649
	Takamatsu Construction Group Co., Ltd.	57,500	1,388,053
#	Takamatsu Machinery Co., Ltd.	8,700	67,218
	Takamiya Co., Ltd.	126,700	740,069
	Takano Co., Ltd.	37,300	271,115

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takaoka Toko Co., Ltd.	63,274	$651,530
	Takara Bio, Inc.	23,100	430,655
	Takara Holdings, Inc.	52,400	462,032
	Takara Leben Co., Ltd.	617,900	2,752,974
#	Takara Printing Co., Ltd.	19,700	308,712
	Takara Standard Co., Ltd.	172,448	2,958,510
	Takasago International Corp.	66,600	1,437,098
	Takasago Thermal Engineering Co., Ltd.	155,100	2,693,482
	Takashima & Co., Ltd.	17,900	318,796
#	Takashimaya Co., Ltd.	481,000	5,143,009
	Take And Give Needs Co., Ltd.	88,740	825,540
	TAKEBISHI Corp.	28,000	380,018
#*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	68,248	1,312,405
	Takeda Pharmaceutical Co., Ltd.	691,963	26,573,718
	Takeei Corp.	102,100	1,001,033
#	Takemoto Yohki Co., Ltd.	51,200	408,179
	Takeuchi Manufacturing Co., Ltd.	198,300	3,346,290
	Takihyo Co., Ltd.	13,600	236,068
	Takisawa Machine Tool Co., Ltd.	33,900	415,846
	Takuma Co., Ltd.	222,900	2,430,137
#	Tama Home Co., Ltd.	132,600	1,559,900
	Tamron Co., Ltd.	76,400	1,622,652
	Tamura Corp.	302,900	1,769,081
	Tanabe Consulting Co., Ltd.	1,000	11,796
	Tanabe Engineering Corp.	22,500	188,666
	Tanseisha Co., Ltd.	116,249	1,306,703
	Taoka Chemical Co., Ltd.	1,300	93,871
	Tatsuta Electric Wire and Cable Co., Ltd.	199,100	1,048,420
	Tayca Corp.	73,000	1,258,554
#	Tazmo Co., Ltd.	49,300	538,912
	Tbk Co., Ltd.	99,000	421,051
	TDC Soft, Inc.	43,400	387,682
	TDK Corp., Sponsored ADR	46,731	5,219,853
	TDK Corp.	324,000	34,303,667
	Tear Corp.	41,400	227,056
	TechMatrix Corp.	64,000	1,524,522
	TECHNO ASSOCIE Co., Ltd.	4,200	39,417
#	Techno Horizon Holdings Co., Ltd.	32,800	232,629
	Techno Medica Co., Ltd.	2,000	38,105
	Techno Ryowa, Ltd.	23,570	194,729
#	Techno Smart Corp.	32,100	270,557
	TechnoPro Holdings, Inc.	141,400	9,363,012
	Tecnos Japan, Inc.	46,100	198,861
	Teijin, Ltd.	1,439,350	25,733,856
	Teikoku Electric Manufacturing Co., Ltd.	72,800	911,525
	Teikoku Sen-I Co., Ltd.	54,100	1,214,797
	Teikoku Tsushin Kogyo Co., Ltd.	40,400	457,569
	Tekken Corp.	60,299	1,526,016
	Tenma Corp.	78,800	1,416,298
	Tenox Corp.	6,000	50,754
	Tenpos Holdings Co., Ltd.	16,300	366,349
#	Teraoka Seisakusho Co., Ltd.	39,100	179,102
	Terumo Corp.	492,600	17,731,509
	TESEC Corp.	8,700	93,525
	T-Gaia Corp.	86,000	2,114,903
	THK Co., Ltd.	251,000	6,257,665
	Tigers Polymer Corp.	46,700	244,144
	TIS, Inc.	212,600	12,772,224
	Titan Kogyo, Ltd.	3,800	83,919

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TKC Corp.	59,900	$2,965,752
	Toa Corp.	91,600	943,300
	Toa Corp.	94,000	1,338,024
	Toa Oil Co., Ltd.	43,200	893,902
	TOA ROAD Corp.	22,500	705,775
	Toabo Corp.	24,400	124,507
	Toagosei Co., Ltd.	576,150	6,441,720
	Tobishima Corp.	130,440	1,650,415
	Tobu Railway Co., Ltd.	139,300	4,907,114
	TOC Co., Ltd.	164,200	1,318,800
	Tocalo Co., Ltd.	403,100	4,015,546
	Tochigi Bank, Ltd. (The)	1,026,301	1,867,449
	Toda Corp.	856,200	5,491,137
#	Toda Kogyo Corp.	18,600	359,007
#	Toei Animation Co., Ltd.	43,000	2,060,609
	Toei Co., Ltd.	22,300	3,079,467
#	Toell Co., Ltd.	28,000	201,804
	Toenec Corp.	36,500	1,317,544
	Togami Electric Manufacturing Co., Ltd.	11,600	208,733
	Toho Bank, Ltd. (The)	1,011,100	2,323,734
	Toho Chemical Industry Co., Ltd.	23,000	108,706
	Toho Co., Ltd.	36,200	1,333,563
#	Toho Co., Ltd.	29,800	489,047
	Toho Gas Co., Ltd.	110,300	4,261,113
	Toho Holdings Co., Ltd.	274,100	5,629,095
	Toho Titanium Co., Ltd.	212,000	1,622,977
	Toho Zinc Co., Ltd.	74,300	1,271,777
	Tohoku Bank, Ltd. (The)	40,500	383,094
	Tohoku Electric Power Co., Inc.	327,800	3,072,476
	Tohoku Steel Co., Ltd.	7,300	99,737
	Tohokushinsha Film Corp.	12,200	71,033
	Tohto Suisan Co., Ltd.	8,800	225,086
#	Tokai Carbon Co., Ltd.	694,600	6,277,644
	Tokai Corp.	69,800	1,688,535
	TOKAI Holdings Corp.	522,900	4,982,037
#	Tokai Lease Co., Ltd.	4,000	60,642
	Tokai Rika Co., Ltd.	437,300	7,431,981
	Tokai Tokyo Financial Holdings, Inc.	1,144,500	3,406,336
#	Token Corp.	47,870	3,311,003
	Tokio Marine Holdings, Inc.	302,912	16,442,426
#	Tokio Marine Holdings, Inc., ADR	61,104	3,319,169
	Tokushu Tokai Paper Co., Ltd.	42,638	1,553,426
	Tokuyama Corp.	444,699	11,277,991
*	Tokyo Base Co., Ltd.	71,900	334,416
	Tokyo Broadcasting System Holdings, Inc.	123,300	2,132,526
#	Tokyo Century Corp.	169,030	8,598,469
#	Tokyo Dome Corp.	393,900	3,695,908
*	Tokyo Electric Power Co. Holdings, Inc.	1,394,212	5,520,922
	Tokyo Electron Device, Ltd.	36,400	838,524
	Tokyo Electron, Ltd.	132,700	29,186,839
	Tokyo Energy & Systems, Inc.	109,600	882,776
	Tokyo Gas Co., Ltd.	236,300	5,195,290
	Tokyo Individualized Educational Institute, Inc.	48,000	314,703
	Tokyo Keiki, Inc.	67,999	636,219
	Tokyo Kiraboshi Financial Group, Inc.	169,274	1,939,077
	Tokyo Ohka Kogyo Co., Ltd.	114,300	4,735,481
	Tokyo Printing Ink Manufacturing Co., Ltd.	3,200	71,440
	Tokyo Radiator Manufacturing Co., Ltd.	5,100	43,075
#	Tokyo Rakutenchi Co., Ltd.	9,500	521,812

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tokyo Rope Manufacturing Co., Ltd.	77,399	$777,523
	Tokyo Sangyo Co., Ltd.	86,400	502,199
	Tokyo Seimitsu Co., Ltd.	137,900	4,798,072
	Tokyo Steel Manufacturing Co., Ltd.	360,400	2,700,052
	Tokyo Tatemono Co., Ltd.	700,000	11,310,180
	Tokyo Tekko Co., Ltd.	30,400	420,386
	Tokyo Theatres Co., Inc.	38,800	482,761
	Tokyotokeiba Co., Ltd.	52,100	1,531,434
	Tokyu Construction Co., Ltd.	531,780	3,710,754
	Tokyu Corp.	313,300	5,521,063
	Tokyu Fudosan Holdings Corp.	2,058,594	14,511,720
#	Tokyu Recreation Co., Ltd.	8,364	437,440
	Toli Corp.	201,200	541,785
#	Tomato Bank, Ltd.	25,300	239,274
#	Tomen Devices Corp.	11,500	412,757
	Tomoe Corp.	140,200	535,886
	Tomoe Engineering Co., Ltd.	36,800	733,815
	Tomoegawa Co., Ltd.	24,800	202,389
	Tomoku Co., Ltd.	52,600	889,930
	TOMONY Holdings, Inc.	922,400	3,063,109
	Tomy Co., Ltd.	560,700	6,064,500
	Tonami Holdings Co., Ltd.	25,300	1,154,436
	Topcon Corp.	545,100	7,508,972
	Toppan Forms Co., Ltd.	239,000	2,711,981
	Toppan Printing Co., Ltd.	508,120	10,126,844
	Topre Corp.	220,300	3,343,790
	Topy Industries, Ltd.	87,900	1,425,300
	Toray Industries, Inc.	1,506,700	9,858,807
	Torex Semiconductor, Ltd.	38,400	524,935
	Toridoll Holdings Corp.	100,000	2,277,054
	Torigoe Co., Ltd. (The)	42,800	322,458
	Torii Pharmaceutical Co., Ltd.	100,900	3,424,513
#	Torikizoku Co., Ltd.	28,400	669,455
	Torishima Pump Manufacturing Co., Ltd.	90,400	719,175
	Tosei Corp.	252,200	3,255,004
	Toshiba Corp.	80,400	2,569,613
#	Toshiba Machine Co., Ltd.	116,300	3,555,521
	Toshiba TEC Corp.	180,600	7,072,091
	Tosho Co., Ltd.	66,200	1,288,202
	Tosoh Corp.	1,127,400	15,901,879
	Totech Corp.	29,200	721,680
	Totetsu Kogyo Co., Ltd.	110,300	3,211,671
#	TOTO, Ltd.	110,000	4,469,791
	Totoku Electric Co., Ltd.	18,700	417,745
	Tottori Bank, Ltd. (The)	37,800	462,829
	Toukei Computer Co., Ltd.	10,200	329,490
	Tow Co., Ltd.	89,500	783,857
	Towa Bank, Ltd. (The)	219,700	1,605,500
	Towa Corp.	90,000	811,378
	Towa Pharmaceutical Co., Ltd.	151,800	3,466,254
	Toyo Construction Co., Ltd.	534,900	2,533,833
	Toyo Corp.	97,000	1,106,050
	Toyo Denki Seizo K.K.	36,500	497,875
#*	Toyo Engineering Corp.	123,200	635,119
#	Toyo Gosei Co., Ltd.	27,500	985,661
	Toyo Ink SC Holdings Co., Ltd.	177,000	3,946,017
	Toyo Kanetsu K.K.	43,500	867,511
	Toyo Machinery & Metal Co., Ltd.	68,300	322,627
#	Toyo Securities Co., Ltd.	426,500	570,358

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Seikan Group Holdings, Ltd.	277,700	$4,698,019
	Toyo Sugar Refining Co., Ltd.	2,900	31,879
	Toyo Suisan Kaisha, Ltd.	58,000	2,429,962
	Toyo Tanso Co., Ltd.	65,700	1,221,825
	Toyo Tire Corp	698,000	8,725,237
	Toyo Wharf & Warehouse Co., Ltd.	27,600	357,478
	Toyobo Co., Ltd.	543,977	7,426,326
	Toyoda Gosei Co., Ltd.	474,600	10,768,001
	Toyota Boshoku Corp.	385,300	5,562,667
	Toyota Industries Corp.	122,300	6,614,907
#	Toyota Motor Corp., Sponsored ADR	408,823	56,760,985
	Toyota Motor Corp.	2,841,695	197,576,399
	Toyota Tsusho Corp.	430,446	14,881,402
	TPR Co., Ltd.	155,200	2,540,371
	Trancom Co., Ltd.	44,000	3,123,948
	Transaction Co., Ltd.	39,600	387,792
*	Trend Micro, Inc., Sponsored ADR	3,540	184,505
*	Trend Micro, Inc.	193,900	10,131,350
#	Tri Chemical Laboratories, Inc.	23,100	2,192,446
	Trinity Industrial Corp.	7,900	67,292
	Trusco Nakayama Corp.	157,022	3,652,724
	TS Tech Co., Ltd.	263,600	7,244,350
	TSI Holdings Co., Ltd.	343,690	1,615,652
	Tsubaki Nakashima Co., Ltd.	182,800	2,141,384
	Tsubakimoto Chain Co.	134,700	4,145,097
	Tsubakimoto Kogyo Co., Ltd.	17,400	631,895
#*	Tsudakoma Corp.	17,999	178,436
	Tsugami Corp.	338,800	3,059,326
	Tsukada Global Holdings, Inc.	102,700	544,124
	Tsukamoto Corp. Co., Ltd.	3,700	39,143
	Tsukishima Kikai Co., Ltd.	128,000	1,692,174
	Tsukuba Bank, Ltd.	713,800	1,342,219
	Tsukui Corp.	329,400	1,717,729
	Tsumura & Co.	116,700	3,169,592
	Tsuruha Holdings, Inc.	43,400	5,312,234
	Tsurumi Manufacturing Co., Ltd.	76,800	1,271,253
	Tsutsumi Jewelry Co., Ltd.	46,400	899,151
	Tsuzuki Denki Co., Ltd.	12,400	156,058
	TV Asahi Holdings Corp.	130,500	2,489,221
	Tv Tokyo Holdings Corp.	70,800	1,508,299
#	TYK Corp.	105,800	300,740
	UACJ Corp.	235,714	4,803,266
	Ube Industries, Ltd.	778,365	15,622,573
#	Ubicom Holdings, Inc.	8,300	99,881
	Uchida Yoko Co., Ltd.	23,800	1,552,642
	Uchiyama Holdings Co., Ltd.	19,300	91,114
	Ulvac, Inc.	300,000	10,822,143
#	UMC Electronics Co., Ltd.	43,700	164,884
	Unicharm Corp.	206,100	7,053,492
	Uniden Holdings Corp.	31,000	582,112
#	UNIMAT Retirement Community Co., Ltd.	19,900	283,557
	Union Tool Co.	22,900	648,876
	Unipres Corp.	290,600	3,706,593
	United Arrows, Ltd.	97,500	2,592,727
#	United Super Markets Holdings, Inc.	235,300	2,101,224
	UNITED, Inc.	60,800	652,443
*	Unitika, Ltd.	321,900	1,266,485
	Universal Entertainment Corp.	36,400	1,067,360
	Unizo Holdings Co., Ltd.	118,500	6,025,955

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Urbanet Corp. Co., Ltd.	127,800	$416,899
	Usen-Next Holdings Co., Ltd.	47,200	709,929
	Ushio, Inc.	544,800	7,971,527
	USS Co., Ltd.	236,500	4,292,385
	UT Group Co., Ltd.	109,200	2,721,659
	Utoc Corp.	44,100	227,463
#	V Technology Co., Ltd.	35,000	1,546,120
	Valor Holdings Co., Ltd.	261,200	4,564,677
	Valqua, Ltd.	95,200	2,012,629
#	Value HR Co., Ltd.	16,700	472,950
	ValueCommerce Co., Ltd.	74,800	1,740,511
	V-Cube, Inc.	54,600	347,205
*	Vector, Inc.	111,300	1,265,301
	Vertex Corp.	35,560	633,140
*	VIA Holdings, Inc.	64,900	394,296
	Village Vanguard Co., Ltd.	24,300	223,885
	VINX Corp.	7,800	77,688
#*	Vision, Inc.	105,600	1,379,376
#*	Visionary Holdings Co., Ltd.	41,670	198,312
	Vital KSK Holdings, Inc.	224,985	2,139,310
	VT Holdings Co., Ltd.	612,200	2,504,494
	Wacoal Holdings Corp.	232,100	6,178,093
	Wacom Co., Ltd.	245,000	892,447
	Waida Manufacturing Co., Ltd.	2,900	38,270
	Wakachiku Construction Co., Ltd.	68,200	1,035,009
*	Wakamoto Pharmaceutical Co., Ltd.	9,000	21,594
	Wakita & Co., Ltd.	197,200	1,824,142
	Warabeya Nichiyo Holdings Co., Ltd.	92,400	1,523,723
#	Watahan & Co., Ltd.	48,000	832,105
	WATAMI Co., Ltd.	73,700	862,674
	Watts Co., Ltd.	19,600	111,304
	Wavelock Holdings Co., Ltd.	19,300	140,716
	WDB Holdings Co., Ltd.	35,600	866,580
	Weathernews, Inc.	18,700	656,123
	Welcia Holdings Co., Ltd.	89,944	4,939,154
	West Holdings Corp.	111,300	1,763,385
	West Japan Railway Co.	74,400	6,294,970
	Will Group, Inc.	104,400	1,011,240
	WIN-Partners Co., Ltd.	42,300	444,479
	Wood One Co., Ltd.	36,400	382,352
#	Workman Co., Ltd.	30,900	2,490,049
	World Holdings Co., Ltd.	54,600	825,244
	Wowow, Inc.	36,200	897,079
	Xebio Holdings Co., Ltd.	126,600	1,346,724
	YAC Holdings Co., Ltd.	46,600	268,654
	Yachiyo Industry Co., Ltd.	26,000	163,629
	Yahagi Construction Co., Ltd.	129,200	984,946
	Yaizu Suisankagaku Industry Co., Ltd.	14,700	139,384
	Yakult Honsha Co., Ltd.	42,200	2,122,463
	YAKUODO Holdings Co., Ltd.	40,900	819,141
	YAMABIKO Corp.	177,440	1,732,513
	YAMADA Consulting Group Co., Ltd.	26,900	367,298
	Yamada Denki Co., Ltd.	924,072	4,657,564
	Yamagata Bank, Ltd. (The)	151,599	1,915,528
	Yamaguchi Financial Group, Inc.	613,300	3,692,173
	Yamaha Corp.	63,600	3,249,126
	Yamaha Motor Co., Ltd.	902,300	16,744,540
*	Yamaha Motor Robotics Holdings Co., Ltd.	92,400	414,824
	Yamaichi Electronics Co., Ltd.	130,600	1,911,823

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	YA-MAN, Ltd.	116,600	$695,443
	Yamanashi Chuo Bank, Ltd. (The)	154,800	1,401,396
	Yamashina Corp.	61,100	36,121
	Yamatane Corp.	59,500	818,213
	Yamato Corp.	77,600	542,486
#	Yamato Holdings Co., Ltd.	290,100	4,645,449
	Yamato Kogyo Co., Ltd.	218,200	5,286,290
#	Yamaura Corp.	24,100	204,484
	Yamaya Corp.	25,110	511,030
#	Yamazaki Baking Co., Ltd.	410,300	7,808,208
	Yamazen Corp.	192,900	1,787,216
	Yaoko Co., Ltd.	101,700	5,203,354
	Yashima Denki Co., Ltd.	36,900	304,355
#	Yaskawa Electric Corp.	404,600	13,850,165
	Yasuda Logistics Corp.	77,400	754,024
	Yasunaga Corp.	61,900	650,914
	Yellow Hat, Ltd.	155,800	2,480,170
	Yodogawa Steel Works, Ltd.	107,200	1,917,291
	Yokogawa Bridge Holdings Corp.	143,900	2,699,282
	Yokogawa Electric Corp.	311,300	5,416,632
	Yokohama Reito Co., Ltd.	276,300	2,404,048
	Yokohama Rubber Co., Ltd. (The)	668,800	11,367,739
	Yokowo Co., Ltd.	77,900	2,065,335
	Yomeishu Seizo Co., Ltd.	10,800	196,167
	Yomiuri Land Co., Ltd.	21,100	827,594
	Yondenko Corp.	9,180	242,397
	Yondoshi Holdings, Inc.	56,300	1,222,844
	Yorozu Corp.	120,400	1,581,551
	Yossix Co., Ltd.	14,200	376,697
#	Yotai Refractories Co., Ltd.	115,700	736,853
	Yuasa Funashoku Co., Ltd.	2,900	101,656
	Yuasa Trading Co., Ltd.	74,100	2,377,393
	Yuken Kogyo Co., Ltd.	13,300	206,662
#	Yumeshin Holdings Co., Ltd.	195,400	1,513,679
	Yurtec Corp.	224,000	1,343,751
	Yushiro Chemical Industry Co., Ltd.	42,100	521,100
	Yutaka Foods Corp.	4,000	62,576
	Yutaka Giken Co., Ltd.	1,000	20,287
	Z Holdings Corp.	1,061,100	4,214,622
	Zaoh Co., Ltd.	18,400	248,824
#*	Zappallas, Inc.	11,600	40,504
	Zenitaka Corp. (The)	11,800	434,517
	Zenkoku Hosho Co., Ltd.	172,600	7,384,478
#	Zenrin Co., Ltd.	156,750	2,111,987
#	Zensho Holdings Co., Ltd.	301,800	6,390,850
	Zeon Corp.	757,600	8,044,823
	ZIGExN Co., Ltd.	239,500	1,065,444
#	Zojirushi Corp.	95,400	1,896,117
	ZOZO, Inc.	306,900	5,111,649
	Zuiko Corp.	15,000	581,262
	Zuken, Inc.	32,800	744,475
TOTAL JAPAN			7,169,684,012
NETHERLANDS — (2.9%)
	Aalberts NV	715,032	31,218,684
	ABN AMRO Bank NV	829,982	14,446,216
	Accell Group NV	115,591	3,574,372
	Aegon NV	3,948,748	15,992,019
	Aegon NV	327,424	1,312,970

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Akzo Nobel NV	436,938	$41,232,726
*	Altice Europe NV	399,910	2,570,285
*	Altice Europe NV, Class B	51,303	334,330
#	AMG Advanced Metallurgical Group NV	226,958	5,160,595
	Amsterdam Commodities NV	95,850	2,200,730
	APERAM SA	350,525	10,019,442
	Arcadis NV	379,883	8,628,964
#	ArcelorMittal SA	966,770	14,172,852
	ASM International NV	213,813	25,983,934
	ASML Holding NV	109,259	30,662,119
	ASML Holding NV	180,590	50,684,389
	ASR Nederland NV	186,811	6,951,064
*	Basic-Fit NV	45,052	1,666,788
	BE Semiconductor Industries NV	644,824	27,299,580
#*	Beter Bed Holding NV	63,960	159,309
	Boskalis Westminster	395,826	9,258,024
#	Brunel International NV	74,721	685,344
	Coca-Cola European Partners P.L.C.	160,303	8,564,645
	Corbion NV	374,930	12,986,088
	Flow Traders	226,794	5,296,622
#	ForFarmers NV	131,430	859,117
#*	Fugro NV	348,210	3,657,038
	GrandVision NV	218,386	6,690,541
#*	Heijmans NV	130,569	1,034,467
	Heineken NV	388,709	42,294,253
	Hunter Douglas NV	8,858	578,842
	IMCD NV	115,234	9,950,298
#	ING Groep NV, Sponsored ADR	895,939	9,738,857
	ING Groep NV	2,595,723	28,182,298
	Intertrust NV	80,587	1,434,136
#	Kendrion NV	88,051	1,926,973
	Koninklijke Ahold Delhaize NV, Sponsored ADR	13,329	326,827
	Koninklijke Ahold Delhaize NV	3,717,890	91,242,400
	Koninklijke BAM Groep NV	1,500,509	4,131,522
	Koninklijke DSM NV	362,403	44,106,442
	Koninklijke KPN NV	10,268,511	28,770,685
	Koninklijke Philips NV	707,669	32,409,421
#	Koninklijke Philips NV	490,729	22,465,573
#	Koninklijke Vopak NV	342,700	18,350,281
	Nederland Apparatenfabriek	24,730	1,339,242
	NN Group NV	630,021	21,867,086
#*	OCI NV	313,760	5,404,932
#	Ordina NV	514,156	1,129,684
#	PostNL NV	2,105,675	3,884,891
*	Prosus N.V.	115,406	8,324,656
	Randstad NV	721,027	41,412,898
	SBM Offshore NV	971,112	16,706,590
	Signify NV	563,615	18,783,487
	Sligro Food Group NV	113,515	3,244,785
#*	Takeaway.com NV	6,519	613,638
	TKH Group NV	238,777	12,623,002
	TomTom NV	313,935	3,407,449
	Unilever NV	399,547	23,285,599
	Unilever NV	796,683	46,488,179
	Van Lanschot Kempen NV	64,261	1,364,614
	Wolters Kluwer NV	580,125	43,591,457
TOTAL NETHERLANDS			932,684,251

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd.	1,472,795	$14,111,040
	Abano Healthcare Group, Ltd.	13,329	44,979
	Air New Zealand, Ltd.	4,509,612	8,190,856
	Arvida Group, Ltd.	37,113	44,032
	Auckland International Airport, Ltd.	750,118	4,175,257
	Chorus, Ltd.	2,015,375	8,474,571
	Chorus, Ltd., ADR	10,487	214,879
#*	Comvita, Ltd.	14,886	26,540
	Contact Energy, Ltd.	843,177	4,035,900
	EBOS Group, Ltd.	310,792	4,770,467
*	Eroad, Ltd.	30,986	63,300
#	Fisher & Paykel Healthcare Corp., Ltd.	870,919	13,027,856
#	Fletcher Building, Ltd.	1,521,656	5,431,134
#	Fletcher Building, Ltd.	94,146	333,581
#*	Fonterra Co-operative Group, Ltd.	172,729	451,149
	Freightways, Ltd.	465,173	2,579,990
	Genesis Energy, Ltd.	1,352,095	2,741,904
#	Gentrack Group, Ltd.	111,983	144,145
	Hallenstein Glasson Holdings, Ltd.	87,955	340,590
	Heartland Group Holdings, Ltd.	1,497,836	1,803,007
	Infratil, Ltd.	1,686,341	5,887,963
	Kathmandu Holdings, Ltd.	260,583	500,753
	Mainfreight, Ltd.	312,932	8,353,933
#	Mercury NZ, Ltd.	580,147	1,954,459
	Meridian Energy, Ltd.	591,256	2,031,809
	Metlifecare, Ltd.	474,165	2,101,910
*	Metro Performance Glass, Ltd.	118,709	19,534
	New Zealand Refining Co., Ltd. (The)	356,424	374,429
#*	NZME, Ltd.	1,016,313	254,436
#	NZX, Ltd.	448,650	401,928
#	Oceania Healthcare, Ltd.	15,612	12,302
*	Pacific Edge, Ltd.	20,054	1,523
	PGG Wrightson, Ltd.	15,190	23,940
#	Port of Tauranga, Ltd.	537,996	2,621,761
*	Pushpay Holdings, Ltd.	100,550	290,348
*	Restaurant Brands New Zealand, Ltd.	104,488	900,307
	Ryman Healthcare, Ltd.	531,629	5,636,184
	Sanford, Ltd.	47,374	239,971
#	Scales Corp., Ltd.	251,949	771,744
#	Skellerup Holdings, Ltd.	462,083	743,707
	SKY Network Television, Ltd.	4,168,921	1,857,346
	SKYCITY Entertainment Group, Ltd.	2,536,472	5,941,925
	Spark New Zealand, Ltd.	3,405,015	10,198,438
	Steel & Tube Holdings, Ltd.	731,601	386,625
	Summerset Group Holdings, Ltd.	1,094,119	6,274,683
*	Synlait Milk, Ltd.	123,799	698,935
	Tourism Holdings, Ltd.	866,736	1,665,170
*	TOWER, Ltd.	1,358,907	612,717
#	Trustpower, Ltd.	143,171	693,091
	Vector, Ltd.	418,712	983,063
#	Vista Group International, Ltd.	4,288	9,863
	Warehouse Group, Ltd. (The)	195,063	337,955
#	Z Energy, Ltd.	1,352,945	3,874,532
TOTAL NEW ZEALAND			137,662,461
NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	2,153,116	929,191
#*	Adevinta ASA, Class B	86,340	1,053,431
	AF Gruppen ASA	37,355	698,485

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Akastor ASA	705,716	$700,166
	Aker ASA, Class A	33,691	1,858,126
	Aker BP ASA	318,898	8,982,504
*	Aker Solutions ASA	586,527	1,184,422
	American Shipping Co. ASA	225,981	788,065
*	Archer, Ltd.	536,077	166,717
	Atea ASA	375,218	4,869,973
	Austevoll Seafood ASA	452,456	4,411,325
*	Avance Gas Holding, Ltd.	305,881	1,746,024
*	Axactor SE	516,622	963,207
#	B2Holding ASA	20,414	17,039
	Bakkafrost P/F	116,009	8,253,974
	Bonheur ASA	99,039	2,280,686
	Borregaard ASA	499,645	4,777,730
	BW LPG, Ltd.	588,577	4,737,963
#*	BW Offshore, Ltd.	659,822	3,598,326
	Data Respons ASA	4,420	23,120
	DNB ASA	945,566	16,530,923
	DNO ASA	4,801,785	4,765,646
*	DOF ASA	456,042	70,412
	Entra ASA	148,884	2,540,848
	Equinor ASA	1,582,273	28,556,188
#	Equinor ASA, Sponsored ADR	660,099	12,000,600
	Europris ASA	542,586	1,972,977
#	FLEX LNG, Ltd.	41,173	336,304
	Frontline, Ltd.	358,128	3,237,854
#*	Funcom NV	106,806	195,718
	Gjensidige Forsikring ASA	120,560	2,627,516
#	Golar LNG, Ltd.	19,800	190,476
	Grieg Seafood ASA	400,515	6,137,257
#*	Hexagon Composites ASA	222,565	795,405
#	Hoegh LNG Holdings, Ltd.	86,821	259,363
	Itera ASA	52,344	62,139
#*	Kongsberg Automotive ASA	2,256,768	1,268,059
	Kongsberg Gruppen ASA	110,745	1,718,669
#	Kvaerner ASA	830,954	914,236
	Leroy Seafood Group ASA	287,244	1,863,702
	Magnora ASA	66,506	57,294
	Mowi ASA	438,512	10,459,273
#*	NEL ASA	1,869,850	1,850,863
#*	Nordic Nanovector ASA	56,294	150,520
#*	Nordic Semiconductor ASA	194,929	1,242,031
	Norsk Hydro ASA	2,263,338	7,073,711
#	Norway Royal Salmon ASA	79,429	2,024,190
#*	Norwegian Air Shuttle ASA	436,458	1,671,903
*	Norwegian Finans Holding ASA	538,669	5,504,238
#	Norwegian Property ASA	9,501	14,237
#	Ocean Yield ASA	371,550	1,867,087
*	Odfjell Drilling, Ltd.	352,086	928,628
*	Odfjell SE, Class A	47,975	143,906
	Olav Thon Eiendomsselskap ASA	20,080	372,276
	Orkla ASA	365,420	3,527,686
*	Otello Corp. ASA	441,225	795,196
*	Panoro Energy ASA	26,622	51,879
#*	PGS ASA	2,090,440	4,000,449
*	PhotoCure ASA	20,984	190,384
#*	Protector Forsikring ASA	187,348	842,850
*	Q-Free ASA	88,919	63,617
#*	REC Silicon ASA	3,565,329	1,998,252

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Salmar ASA	75,927	$3,713,681
	Sbanken ASA	54,961	417,659
#	Scatec Solar ASA	430,453	7,334,221
#	Schibsted ASA, Class A	51,459	1,549,560
	Schibsted ASA, Class B	46,370	1,309,785
	Selvaag Bolig ASA	187,665	1,072,521
#	Solon Eiendom ASA	46,042	185,651
	SpareBank 1 SR-Bank ASA	584,934	6,222,928
	Stolt-Nielsen, Ltd.	132,292	1,706,684
	Storebrand ASA	1,458,127	11,202,445
	Subsea 7 SA	760,529	8,130,815
	Telenor ASA	601,150	10,863,410
#	TGS NOPEC Geophysical Co. ASA	427,417	10,863,995
	Tomra Systems ASA	327,758	9,647,511
	Treasure ASA	264,434	402,478
	Veidekke ASA	304,028	3,828,910
	Wallenius Wilhelmsen ASA	171,455	453,058
	Wilh Wilhelmsen Holding ASA, Class A	48,941	768,544
#*	XXL ASA	207,996	265,116
	Yara International ASA	109,948	3,992,809
TOTAL NORWAY			266,847,017
PORTUGAL — (0.3%)
	Altri SGPS SA	530,126	3,272,041
#	Banco Comercial Portugues SA, Class R	19,365,605	4,107,835
#	CTT-Correios de Portugal SA	546,469	1,773,699
	EDP - Energias de Portugal SA	1,919,187	9,624,591
	EDP - Energias de Portugal SA, Sponsored ADR	7,202	363,305
	EDP Renovaveis SA	642,194	8,533,264
	Galp Energia SGPS SA	833,384	12,592,881
	Jeronimo Martins SGPS SA	684,734	11,782,834
#	Mota-Engil SGPS SA	820,196	1,536,121
	Navigator Co. SA (The)	1,087,002	3,900,694
	NOS SGPS SA	1,875,900	9,736,650
	Novabase SGPS SA	12,258	36,524
	REN - Redes Energeticas Nacionais SGPS SA	1,230,509	3,728,591
	Semapa-Sociedade de Investimento e Gestao	166,947	2,325,801
	Sonae Capital SGPS SA	448,043	382,046
	Sonae SGPS SA	4,585,572	4,265,696
TOTAL PORTUGAL			77,962,573
SINGAPORE — (0.9%)
*	Abterra, Ltd.	189,000	1,011
	Accordia Golf Trust	1,915,500	924,178
	AEM Holdings, Ltd.	954,600	1,298,760
	Amara Holdings, Ltd.	248,000	77,151
	Ascendas India Trust	1,552,200	1,793,319
	Avarga, Ltd.	1,027,400	122,946
#	Banyan Tree Holdings, Ltd.	834,700	247,232
#	Best World International, Ltd.	1,252,500	463,974
	Bonvests Holdings, Ltd.	51,600	45,153
	Boustead Projects, Ltd.	147,404	102,364
#	Boustead Singapore, Ltd.	1,206,267	671,075
#	BreadTalk Group, Ltd.	758,400	318,365
	Bukit Sembawang Estates, Ltd.	554,000	1,831,667
	Bund Center Investment, Ltd.	316,000	136,322
	CapitaLand, Ltd.	3,437,900	9,059,466
#	Centurion Corp., Ltd.	1,289,100	429,607

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	China Aviation Oil Singapore Corp., Ltd.	1,190,400	$996,335
#	China Sunsine Chemical Holdings, Ltd.	3,341,400	1,180,619
#	Chip Eng Seng Corp., Ltd.	2,413,700	1,030,030
	City Developments, Ltd.	771,400	5,945,436
	Civmec, Ltd.	303,700	84,654
	ComfortDelGro Corp., Ltd.	5,360,269	8,479,069
#	Cordlife Group, Ltd.	73,100	23,173
#*	COSCO Shipping International Singapore Co., Ltd.	1,400,300	278,709
#*	Creative Technology, Ltd.	27,000	57,272
	CSE Global, Ltd.	1,460,500	543,390
	Dairy Farm International Holdings, Ltd.	363,900	1,869,463
	DBS Group Holdings, Ltd.	1,291,470	23,790,226
#	Del Monte Pacific, Ltd.	1,725,882	186,072
	Delfi, Ltd.	192,800	135,779
	Duty Free International, Ltd.	206,500	23,015
	Elec & Eltek International Co., Ltd.	28,700	47,602
#*	Ezion Holdings, Ltd.	16,915,348	100,406
#*	Ezra Holdings, Ltd.	7,898,145	59,974
	Far East Orchard, Ltd.	628,636	523,588
#	First Resources, Ltd.	2,786,500	3,460,622
	Food Empire Holdings, Ltd.	1,092,800	515,006
*	Fragrance Group, Ltd.	1,448,000	148,262
	Frasers Property, Ltd.	1,089,100	1,357,044
#	Frencken Group, Ltd.	1,795,000	1,100,189
	Fu Yu Corp., Ltd.	2,592,800	481,388
*	Gallant Venture, Ltd.	2,485,000	212,607
	Genting Singapore, Ltd.	7,585,300	4,747,177
#	Geo Energy Resources, Ltd.	3,320,700	343,695
	GK Goh Holdings, Ltd.	14,200	8,729
	GL, Ltd.	1,524,400	881,484
	Golden Agri-Resources, Ltd.	26,025,369	3,979,730
#	Golden Energy & Resources, Ltd.	673,700	83,684
	GP Industries, Ltd.	174,000	73,733
#	Great Eastern Holdings, Ltd.	50,900	806,587
	GSH Corp., Ltd.	52,560	13,096
	GuocoLand, Ltd.	817,821	1,095,292
#*	Halcyon Agri Corp., Ltd.	865,546	288,252
	Haw Par Corp., Ltd.	46,300	413,879
	Hiap Hoe, Ltd.	128,000	73,139
#	Hi-P International, Ltd.	1,358,900	1,267,095
	Ho Bee Land, Ltd.	928,800	1,556,774
#	Hong Fok Corp., Ltd.	1,541,888	877,904
*	Hong Leong Asia, Ltd.	2,890,800	1,243,476
	Hong Leong Finance, Ltd.	14,300	27,177
	Hongkong Land Holdings, Ltd.	877,300	4,656,669
	Hotel Grand Central, Ltd.	179,659	164,300
	Hour Glass, Ltd. (The)	282,700	159,127
	Hutchison Port Holdings Trust	22,938,300	3,661,343
	Hwa Hong Corp., Ltd.	280,000	65,852
#*	Hyflux, Ltd.	2,064,700	206
	iFAST Corp., Ltd.	361,000	268,774
#	Indofood Agri Resources, Ltd.	11,359,500	2,659,019
	InnoTek, Ltd.	87,000	27,611
#	Japfa, Ltd.	3,908,080	1,567,075
	Jardine Cycle & Carriage, Ltd.	135,997	2,891,614
	Keppel Corp., Ltd.	2,449,700	11,906,335
	Keppel Infrastructure Trust	8,360,350	3,209,300
	KSH Holdings, Ltd.	555,650	157,513
#	Lian Beng Group, Ltd.	1,679,700	614,276

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Low Keng Huat Singapore, Ltd.	293,000	$89,341
	Lum Chang Holdings, Ltd.	192,900	50,059
	Mandarin Oriental International, Ltd.	81,600	137,523
	Metro Holdings, Ltd.	1,508,700	982,263
#	Mewah International, Inc.	47,900	8,267
#*	Midas Holdings, Ltd.	4,664,147	123,047
#*	mm2 Asia, Ltd.	1,318,000	206,496
	Nera Telecommunications, Ltd.	43,600	8,565
	NetLink NBN Trust	243,400	180,108
	NSL, Ltd.	75,000	49,000
#	Olam International, Ltd.	1,722,200	2,264,024
#	OUE, Ltd.	1,353,000	1,424,882
	Oversea-Chinese Banking Corp., Ltd.	2,983,666	23,478,786
#	Oxley Holdings, Ltd.	5,337,652	1,361,668
	Pan-United Corp., Ltd.	335,000	88,896
	Penguin International, Ltd.	479,533	223,577
	Perennial Real Estate Holdings, Ltd.	61,700	22,839
#	Q&M Dental Group Singapore, Ltd.	910,700	303,642
	QAF, Ltd.	1,233,365	693,430
#*	Raffles Education Corp., Ltd.	14,601,927	855,603
	Raffles Medical Group, Ltd.	1,501,487	1,144,088
#	Riverstone Holdings, Ltd.	725,600	556,510
	SATS, Ltd.	1,703,492	5,670,094
	SBS Transit, Ltd.	54,000	143,139
	Sembcorp Industries, Ltd.	7,916,000	12,204,017
#*	Sembcorp Marine, Ltd.	878,400	739,012
	Sheng Siong Group, Ltd.	2,602,700	2,343,269
#*	SHS Holdings, Ltd.	948,600	118,103
	SIA Engineering Co., Ltd.	178,700	341,636
#	SIIC Environment Holdings, Ltd.	3,411,980	587,155
#	Sinarmas Land, Ltd.	4,408,800	751,447
	Sing Holdings, Ltd.	392,300	111,978
	Singapore Airlines, Ltd.	2,676,800	16,687,237
	Singapore Exchange, Ltd.	1,174,700	7,452,730
#	Singapore Post, Ltd.	6,607,716	4,321,977
#	Singapore Press Holdings, Ltd.	2,045,000	3,004,873
#	Singapore Reinsurance Corp., Ltd.	55,000	11,483
	Singapore Shipping Corp., Ltd.	137,000	29,019
	Singapore Technologies Engineering, Ltd.	2,281,400	6,833,236
	Singapore Telecommunications, Ltd.	5,642,750	13,577,922
*	Sino Grandness Food Industry Group, Ltd.	3,412,853	79,244
	Stamford Land Corp., Ltd.	1,198,100	438,714
	StarHub, Ltd.	2,486,410	2,621,971
	Straits Trading Co., Ltd.	14,800	22,103
#	Sunningdale Tech, Ltd.	870,380	794,311
*	SunVic Chemical Holdings, Ltd.	638,600	1,919
#*	Swiber Holdings, Ltd.	1,301,500	19,457
	Tiong Woon Corp. Holding, Ltd.	160,750	52,691
#	Tuan Sing Holdings, Ltd.	3,451,145	780,289
	UMS Holdings, Ltd.	2,386,987	1,625,025
	United Industrial Corp., Ltd.	542,123	1,116,275
	United Overseas Bank, Ltd.	1,483,389	27,668,360
	United Overseas Insurance, Ltd.	1,900	9,784
	UOB-Kay Hian Holdings, Ltd.	677,212	599,910
#	UOL Group, Ltd.	1,397,988	8,121,013
#	Valuetronics Holdings, Ltd.	3,796,160	2,013,790
	Venture Corp., Ltd.	1,204,900	14,228,012
	Vibrant Group, Ltd.	139,931	12,167
	Vicom, Ltd.	2,400	13,571

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Wee Hur Holdings, Ltd.	917,300	$143,999
	Wilmar International, Ltd.	902,100	2,568,813
	Wing Tai Holdings, Ltd.	2,220,224	3,248,133
	Yangzijiang Shipbuilding Holdings Ltd.	3,495,600	2,399,479
	Yeo Hiap Seng, Ltd.	63,135	42,321
#*	Yongnam Holdings, Ltd.	1,649,400	179,378
TOTAL SINGAPORE			297,924,107
SPAIN — (2.2%)
#	Acciona SA	186,892	21,213,411
	Acerinox SA	1,000,803	9,743,503
	ACS Actividades de Construccion y Servicios SA	557,895	18,548,341
#*	Adveo Group International SA	60,568	6,106
	Aena SME SA	73,162	13,540,830
	Alantra Partners SA	1,298	22,071
#	Almirall SA	236,598	3,499,255
#	Amadeus IT Group SA	356,233	27,930,827
*	Amper SA	3,841,033	1,093,451
	Applus Services SA	733,583	8,512,178
	Atresmedia Corp. de Medios de Comunicacion SA	599,582	2,034,507
	Azkoyen SA	55,415	394,833
	Banco Bilbao Vizcaya Argentaria SA	2,786,482	14,424,485
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	465,803	2,384,911
#	Banco de Sabadell SA	20,582,681	18,545,946
	Banco Santander SA	13,394,582	52,786,586
#	Banco Santander SA, Sponsored ADR	2,411,218	9,451,975
	Bankia SA	1,724,679	3,134,302
	Bankinter SA	846,902	5,491,818
	Bolsas y Mercados Espanoles SHMSF SA	342,439	13,283,537
	CaixaBank SA	4,186,422	12,235,945
	Cellnex Telecom SA	859,041	42,724,539
	Cia de Distribucion Integral Logista Holdings SA	254,164	5,703,200
	CIE Automotive SA	310,423	6,811,921
	Construcciones y Auxiliar de Ferrocarriles SA	73,151	3,251,158
	Ebro Foods SA	171,376	3,542,702
*	eDreams ODIGEO SA	196,236	960,906
	Elecnor SA	48,049	541,266
	Enagas SA	1,219,596	32,860,571
#	Ence Energia y Celulosa SA	1,158,459	4,686,378
	Endesa SA	341,867	9,386,673
	Ercros SA	774,393	2,223,010
	Euskaltel SA	429,723	4,049,369
	Faes Farma SA	1,207,964	6,582,969
	Ferrovial SA	234,393	7,445,585
*	Fluidra SA	173,405	2,131,338
	Fomento de Construcciones y Contratas SA	42,312	526,662
*	Global Dominion Access SA	496,169	1,816,312
#	Grifols SA	340,809	11,446,143
	Grupo Catalana Occidente SA	98,649	3,239,706
#*	Grupo Empresarial San Jose SA	103,528	739,925
#*	Grupo Ezentis SA	1,114,124	529,738
	Iberdrola S.A.	8,561,247	93,671,502
	Iberpapel Gestion SA	6,469	178,778
#*	Indra Sistemas SA	820,851	9,426,576
	Industria de Diseno Textil SA	682,305	22,943,916
	Laboratorios Farmaceuticos Rovi SA	4,602	126,781
	Liberbank SA	7,521,480	2,485,700
#	Mapfre SA	5,079,252	12,998,593
*	Masmovil Ibercom SA	262,458	5,490,328

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Mediaset Espana Comunicacion SA	1,212,258	$6,637,241
	Melia Hotels International SA	378,498	3,039,681
#	Miquel y Costas & Miquel SA	121,816	2,034,707
	Naturgy Energy Group SA	784,955	20,703,002
#*	Obrascon Huarte Lain SA	720,003	842,106
*	Pharma Mar SA	158,657	727,799
	Prim SA	5,935	78,652
*	Promotora de Informaciones SA, Class A	1,629,921	2,465,470
	Prosegur Cia de Seguridad SA	1,241,277	4,894,946
#*	Quabit Inmobiliaria SA	268,802	315,539
#*	Realia Business SA	735,022	733,842
	Red Electrica Corp. SA	770,459	15,413,993
	Repsol SA, Sponsored ADR	223,009	3,059,018
	Repsol SA	2,026,941	27,896,318
	Sacyr S.A.	2,690,653	7,712,991
	Sacyr SA	58,492	168,015
	Siemens Gamesa Renewable Energy SA	249,150	3,971,102
#*	Solaria Energia y Medio Ambiente SA	242,117	2,267,195
*	Talgo SA	461,084	3,048,376
*	Tecnicas Reunidas SA	84,086	2,046,712
#	Telefonica SA, Sponsored ADR	237,585	1,598,947
	Telefonica SA	5,075,764	34,330,973
	Tubacex SA	311,537	881,184
	Unicaja Banco SA	323,534	323,558
	Vidrala SA	60,822	6,525,305
	Viscofan SA	277,148	14,753,740
	Vocento SA	126,195	159,498
	Zardoya Otis SA	640,423	4,825,378
TOTAL SPAIN			708,256,351
SWEDEN — (2.6%)
	AAK AB	469,234	8,817,337
	AcadeMedia AB	26,499	159,114
*	Adapteo Oyj	216,372	2,528,886
	AddLife AB, Class B	31,364	952,417
	AddTech AB, Class B	192,372	5,887,585
	AF POYRY AB	324,520	8,242,576
	Alfa Laval AB	266,076	6,642,088
#	Alimak Group AB	73,926	1,014,570
*	Arise AB	1,101	4,274
	Arjo AB, Class B	693,317	3,321,153
	Assa Abloy AB, Class B	181,740	4,313,833
	Atlas Copco AB, Class A	564,146	19,967,389
	Atlas Copco AB, Class B	327,827	10,189,978
	Atrium Ljungberg AB, Class B	124,107	3,000,556
	Attendo AB	57,348	315,517
	Avanza Bank Holding AB	371,655	3,641,316
	Axfood AB	300,779	6,236,647
	BE Group AB	7,096	26,848
	Beijer Alma AB	153,928	2,330,469
	Beijer Electronics Group AB	9,204	53,867
	Beijer Ref AB	160,799	4,836,849
	Bergman & Beving AB	126,274	1,135,475
	Betsson AB	768,863	3,297,124
	Bilia AB, Class A	776,851	8,527,618
	BillerudKorsnas AB	574,211	7,378,534
	BioGaia AB, Class B	92,390	3,999,086
	Biotage AB	219,606	2,744,034
	Bjorn Borg AB	89,330	230,380

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Boliden AB	1,015,002	$24,096,367
	Bonava AB, Class B	257,539	2,303,750
	Bravida Holding AB	68,859	627,684
	Bufab AB	111,518	1,525,020
#	Bulten AB	85,234	633,951
	Bure Equity AB	304,205	6,773,540
#*	Byggmax Group AB	428,825	1,279,053
	Castellum AB	333,678	8,197,250
	Catena AB	54,352	2,353,186
#	Clas Ohlson AB, Class B	174,296	1,847,497
	Cloetta AB, Class B	1,198,629	4,224,905
#*	Collector AB	96,549	303,454
	Concentric AB	244,233	3,902,215
	Coor Service Management Holding AB	68,367	625,187
	Dios Fastigheter AB	400,499	3,693,248
	Dometic Group AB	977,501	8,889,846
*	Doro AB	98,776	486,500
	Duni AB	125,724	1,713,763
#	Dustin Group AB	265,651	2,053,810
	Eastnine AB	116,308	1,697,246
	Elanders AB, Class B	17,769	163,379
#	Electrolux AB, Class B	584,473	13,865,464
#	Elekta AB, Class B	454,631	5,207,271
*	Eltel AB	76,428	147,218
*	Enea AB	45,729	780,932
	Epiroc AB, Class A	553,643	6,404,826
#	Epiroc AB, Class B	327,620	3,702,662
	Essity AB, Class A	28,522	906,887
	Essity AB, Class B	650,088	20,637,638
#	eWork Group AB	24,860	200,280
	Fabege AB	426,006	7,302,439
#	Fagerhult AB	133,282	821,548
*	Fastighets AB Balder, Class B	168,314	7,984,945
	Fenix Outdoor International AG	4,472	477,605
#*	Fingerprint Cards AB, Class B	393,204	695,989
	Getinge AB, Class B	524,401	8,930,674
	Granges AB	487,189	4,500,566
	Gunnebo AB	475,111	1,235,622
#	Haldex AB	236,142	1,198,587
#	Hennes & Mauritz AB, Class B	699,905	15,355,764
	Hexagon AB, Class B	213,856	11,626,016
#	Hexpol AB	652,920	5,886,029
	HIQ International AB	268,795	1,394,607
#	HMS Networks AB	25,383	438,490
#*	Hoist Finance AB	362,746	1,810,971
	Holmen AB, Class B	327,873	9,707,615
#	Hufvudstaden AB, Class A	156,396	3,098,423
	Humana AB	14,706	94,382
	Husqvarna AB, Class A	104,942	789,580
#	Husqvarna AB, Class B	1,103,828	8,319,305
#	ICA Gruppen AB	168,917	7,427,184
#	Indutrade AB	206,190	7,426,471
*	International Petroleum Corp.	370,264	1,317,775
#	Intrum AB	264,978	7,341,428
	Inwido AB	360,784	2,715,483
*	ITAB Shop Concept AB, Class B	23,230	46,031
	JM AB	420,950	12,861,995
#	Kindred Group P.L.C.	787,797	4,005,285
	Klovern AB, Class B	2,186,674	5,484,216

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	KNOW IT AB	133,891	$2,732,815
	Kungsleden AB	654,846	6,979,508
	Lagercrantz Group AB, Class B	238,294	3,871,132
	Lifco AB, Class B	34,666	2,044,435
	Lindab International AB	375,471	4,248,878
	Loomis AB, Class B	547,033	19,808,841
	Lundin Petroleum AB	188,014	5,718,385
#*	Medivir AB, Class B	106,690	161,673
#*	Mekonomen AB	209,140	1,746,121
	Millicom International Cellular SA	191,265	9,032,264
*	Modern Times Group MTG AB, Class B	4,946	49,297
#	Momentum Group AB, Class B	110,949	1,339,881
#	Mycronic AB	284,010	5,527,775
	NCC AB, Class B	6,061	113,224
	Nederman Holding AB	5,515	82,339
#*	Net Insight AB, Class B	554,021	127,316
	NetEnt AB	82,152	210,336
	New Wave Group AB, Class B	294,978	1,769,848
	Nibe Industrier AB, Class B	447,875	7,762,255
	Nobia AB	654,068	4,822,588
	Nobina AB	942,891	7,153,016
	Nolato AB, Class B	152,586	8,840,309
	Nordic Entertainment Group AB, Class B	33,443	1,014,782
	Nordic Waterproofing Holding A.S.	33,630	323,938
	NP3 Fastigheter AB	26,002	337,177
#*	Nyfosa AB	510,240	4,994,601
	OEM International AB, Class B	15,561	393,851
*	Orexo AB	2,136	13,394
	Pandox AB	180,735	4,029,963
	Peab AB, Class B	1,187,028	11,916,645
	Platzer Fastigheter Holding AB, Class B	32,752	389,173
	Pricer AB, Class B	494,193	1,093,121
	Proact IT Group AB	36,952	599,466
	Profilgruppen AB, Class B	855	8,993
*	Qliro Group AB	466,637	341,887
	Ratos AB, Class B	1,784,619	6,269,370
*	RaySearch Laboratories AB	102,620	1,001,090
#	Recipharm AB, Class B	104,169	1,529,198
	Resurs Holding AB	207,941	1,150,865
	Rottneros AB	339,573	391,379
#	Saab AB, Class B	211,462	6,865,705
	Sagax AB, Class B	155,700	2,394,962
	Samhallsbyggnadsbolaget i Norden AB	2,283,948	5,630,891
	Sandvik AB	1,227,291	22,400,130
#*	SAS AB	1,876,825	2,693,776
	Scandi Standard AB	300,827	2,311,646
	Scandic Hotels Group AB	340,584	3,612,443
#	Sectra AB, Class B	32,157	1,323,284
	Securitas AB, Class B	622,858	9,803,391
	Semcon AB	51,223	351,991
#*	Sensys Gatso Group AB	1,882,909	263,833
	Sintercast AB	2,304	48,105
	Skandinaviska Enskilda Banken AB, Class A	1,403,765	13,871,897
	Skandinaviska Enskilda Banken AB, Class C	14,509	153,274
	Skanska AB, Class B	499,613	11,564,404
	SKF AB, Class A	32,620	596,859
	SKF AB, Class B	1,184,400	21,679,989
#	SkiStar AB	291,034	3,202,493
	SSAB AB, Class A	89,315	273,502

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	SSAB AB, Class A	630,064	$1,935,859
	SSAB AB, Class B, Share, Class B	505,629	1,447,911
	SSAB AB, Class B	1,403,730	4,040,757
	Svenska Cellulosa AB SCA, Class A	43,068	441,182
	Svenska Cellulosa AB SCA, Class B	1,193,010	11,936,278
#	Svenska Handelsbanken AB, Class A	1,316,588	12,898,882
	Svenska Handelsbanken AB, Class B	30,006	312,999
	Sweco AB, Class B	135,193	5,220,579
#	Swedbank AB, Class A	781,412	11,997,588
	Swedish Match AB	230,668	13,041,535
#*	Swedish Orphan Biovitrum AB	182,934	3,255,970
	Systemair AB	19,017	346,553
	Tele2 AB, Class B	546,581	8,246,320
	Telefonaktiebolaget LM Ericsson, Class A	17,825	150,051
	Telefonaktiebolaget LM Ericsson, Class B	545,742	4,290,854
	Telia Co. AB	3,619,827	15,479,989
	Thule Group AB	322,197	7,604,265
	Trelleborg AB, Class B	500,768	8,221,940
	Troax Group AB	98,981	1,341,839
	VBG Group AB, Class B	1,127	20,237
#	Vitrolife AB	196,966	4,129,351
	Volvo AB, Class A	375,732	6,427,166
	Volvo AB, Class B	3,408,461	58,263,309
	Wallenstam AB, Class B	460,934	6,035,807
	Wihlborgs Fastigheter AB	486,986	9,327,729
TOTAL SWEDEN			824,733,228
SWITZERLAND — (6.7%)
	ABB, Ltd.	1,611,136	37,510,362
	Adecco Group AG	675,237	39,560,877
#*	Alcon, Inc.	190,639	11,236,239
*	Alcon, Inc.	541,064	31,964,866
	Allreal Holding AG	74,975	15,552,206
	ALSO Holding AG	31,961	5,218,120
#*	ams AG	89,038	3,618,253
	APG SGA SA	5,349	1,551,059
	Arbonia AG	250,748	3,010,734
*	Aryzta AG	4,279,694	4,290,073
	Ascom Holding AG	142,406	1,409,469
#	Autoneum Holding AG	20,061	2,309,668
	Bachem Holding AG, Class B	6,349	1,139,446
	Baloise Holding AG	164,207	29,668,696
#	Banque Cantonale de Geneve	3,621	766,098
	Banque Cantonale Vaudoise	11,759	9,847,636
	Barry Callebaut AG	6,543	14,451,712
	Belimo Holding AG	1,448	10,152,560
	Bell Food Group AG	6,989	1,821,919
	Bellevue Group AG	41,301	1,202,564
#	Berner Kantonalbank AG	9,978	2,372,114
	BKW AG	48,979	4,562,138
#	Bobst Group SA	57,961	3,038,961
#	Bossard Holding AG, Class A	38,059	5,528,398
	Bucher Industries AG	39,043	13,056,854
	Burckhardt Compression Holding AG	7,677	2,099,770
#	Burkhalter Holding AG	18,566	1,479,255
	Calida Holding AG	8,643	324,694
	Carlo Gavazzi Holding AG	899	229,557
	Cembra Money Bank AG	105,738	12,364,171
	Chocoladefabriken Lindt & Spruengli AG	60	5,594,511

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Cicor Technologies, Ltd.	7,703	$466,003
	Cie Financiere Richemont SA	431,642	31,347,014
	Cie Financiere Tradition SA	2,784	317,847
#	Clariant AG	393,503	8,857,653
	Coltene Holding AG	20,543	1,799,743
	Conzzeta AG	5,748	6,527,633
	Credit Suisse Group AG	1,930,668	24,413,195
	Credit Suisse Group AG, Sponsored ADR	383,780	4,839,461
	Daetwyler Holding AG	29,912	5,385,993
	DKSH Holding AG	118,404	6,107,830
	dormakaba Holding AG	15,671	9,853,676
*	Dottikon Es Holding AG	175	111,091
	Dufry AG	170,889	14,814,283
	EFG International AG	544,262	3,368,262
	Emmi AG	9,656	9,363,334
	EMS-Chemie Holding AG	13,831	9,050,201
	Energiedienst Holding AG	8,178	303,925
*	Evolva Holding SA	883,470	251,348
#	Feintool International Holding AG	11,244	600,335
	Flughafen Zurich AG	108,701	18,884,949
	Forbo Holding AG	6,662	11,433,820
*	GAM Holding AG	1,142,022	3,524,973
	Geberit AG	62,581	33,025,962
	Georg Fischer AG	26,843	26,324,295
	Givaudan SA	11,701	38,607,113
	Gurit Holding AG	2,418	3,659,301
	Helvetia Holding AG	182,883	26,290,527
	Hiag Immobilien Holding AG	1,481	166,717
#*	HOCHDORF Holding AG	4,528	390,397
	Huber & Suhner AG	50,255	3,744,364
	Implenia AG	72,643	2,961,287
	Inficon Holding AG	9,554	7,363,088
	Interroll Holding AG	3,126	6,110,002
	Intershop Holding AG	5,564	3,582,296
	Investis Holding SA	2,206	197,921
	Julius Baer Group, Ltd.	760,804	38,015,575
	Jungfraubahn Holding AG	1,557	265,905
	Kardex AG	48,667	8,297,055
#	Komax Holding AG	23,384	4,727,803
#	Kudelski SA	195,954	1,062,603
	Kuehne + Nagel International AG	91,233	14,745,242
	LafargeHolcim, Ltd.	274,212	13,935,670
	LafargeHolcim, Ltd.	170,271	8,631,167
*	Lastminute.com NV	17,260	792,417
	LEM Holding SA	2,543	3,841,875
	Liechtensteinische Landesbank AG	30,846	2,071,730
	Logitech International SA	377,320	16,902,947
#	Logitech International SA	159,615	7,123,617
	Lonza Group AG	136,208	55,939,231
	Luzerner Kantonalbank AG	8,326	3,537,488
#*	Meier Tobler Group AG	9,351	157,464
	Metall Zug AG	563	1,284,920
#*	Meyer Burger Technology AG	766,650	322,908
	Mikron Holding AG	51,263	332,487
	Mobilezone Holding AG	179,391	2,034,972
	Mobimo Holding AG	38,850	12,536,893
	Nestle SA	2,748,677	303,158,735
#	Novartis AG, Sponsored ADR	953,193	90,086,270
	Novartis AG	656,395	62,008,387

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	OC Oerlikon Corp. AG	1,256,699	$13,384,609
*	Orascom Development Holding AG	59,619	873,261
#	Orell Fuessli Holding AG	613	72,552
	Orior AG	25,500	2,342,931
	Partners Group Holding AG	29,533	27,036,098
	Phoenix Mecano AG	1,664	773,110
	Plazza AG, Class A	2,576	786,625
	PSP Swiss Property AG	144,168	21,799,204
	Rieter Holding AG	19,944	2,625,359
	Roche Holding AG	24,321	8,062,242
	Roche Holding AG	634,350	212,804,348
	Romande Energie Holding SA	535	705,910
	Schaffner Holding AG	1,819	363,878
	Schindler Holding AG	25,948	6,451,257
#*	Schmolz + Bickenbach AG	2,339,162	498,313
	Schweiter Technologies AG	5,770	7,144,141
	SFS Group AG	80,464	7,498,325
	SGS SA	9,015	26,077,439
	Siegfried Holding AG	23,897	11,052,234
#	Sika AG	258,120	46,416,532
	Sonova Holding AG	89,120	22,348,743
	St Galler Kantonalbank AG	7,563	3,601,209
	Straumann Holding AG	20,702	19,731,743
	Sulzer AG	119,494	13,178,788
	Sunrise Communications Group AG	297,926	24,603,796
	Swatch Group AG (The)	60,388	15,148,120
	Swatch Group AG (The)	104,250	5,067,816
	Swiss Life Holding AG	65,923	33,137,793
	Swiss Prime Site AG	252,713	30,852,510
	Swiss Re AG	259,885	29,345,924
#	Swisscom AG	97,290	53,379,451
	Swissquote Group Holding SA	48,401	2,923,757
#	Temenos AG	174,866	28,130,403
	Thurgauer Kantonalbank	1,440	163,585
	Tornos Holding AG	25,100	169,094
	TX Group AG	5,982	564,587
#	u-blox Holding AG	46,946	4,212,283
	UBS Group AG	2,491,947	30,949,019
#*	UBS Group AG	916,799	11,340,804
	Valiant Holding AG	63,040	6,481,584
	Valora Holding AG	22,808	6,068,743
	VAT Group AG	146,555	22,122,044
	Vaudoise Assurances Holding SA	4,131	2,468,221
	Vetropack Holding AG	697	2,093,103
	Vifor Pharma AG	108,165	19,932,295
*	Von Roll Holding AG	106,896	93,213
	Vontobel Holding AG	141,230	9,838,986
	VP Bank AG	14,948	2,559,961
	VZ Holding AG	5,465	1,933,203
	Walliser Kantonalbank	1,730	200,320
	Warteck Invest AG	94	212,514
	Ypsomed Holding AG	13,559	1,968,349
	Zehnder Group AG	47,987	2,276,462
	Zug Estates Holding AG, Class B	284	704,345
	Zuger Kantonalbank AG	176	1,197,512
	Zurich Insurance Group AG	165,171	68,565,394
TOTAL SWITZERLAND			2,127,126,222

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (14.7%)
	3i Group P.L.C.	2,037,507	$29,639,138
	4imprint Group P.L.C.	8,690	379,769
	888 Holdings P.L.C.	1,292,347	2,297,158
	A.G. Barr P.L.C.	529,900	4,232,660
#	AA P.L.C.	2,202,528	1,390,847
	Admiral Group P.L.C.	389,202	11,587,117
	Aggreko P.L.C.	1,488,568	15,110,348
	Air Partner P.L.C.	65,873	65,383
	Alliance Pharma P.L.C.	28,531	32,708
	Anglo American P.L.C.	4,549,559	118,716,618
	Anglo Pacific Group P.L.C.	516,225	1,181,957
	Anglo-Eastern Plantations P.L.C.	16,018	116,329
	Antofagasta P.L.C.	900,045	9,722,076
	Arrow Global Group P.L.C.	899,198	3,146,409
	Ascential P.L.C.	20,467	98,386
#	Ashmore Group P.L.C.	2,058,499	14,722,809
	Ashtead Group P.L.C.	1,010,603	32,620,142
	Associated British Foods P.L.C.	443,314	15,344,722
	AstraZeneca P.L.C., Sponsored ADR	1,444,584	70,351,241
	AstraZeneca P.L.C.	290,220	28,391,510
	Auto Trader Group P.L.C.	2,921,331	21,555,863
	AVEVA Group P.L.C.	112,482	7,293,862
	Aviva P.L.C.	7,181,142	37,632,700
	Avon Rubber P.L.C.	67,797	2,227,304
	B&M European Value Retail SA	4,614,748	22,127,548
	Babcock International Group P.L.C.	1,589,220	12,330,770
	BAE Systems P.L.C.	4,442,831	36,933,058
	Balfour Beatty P.L.C.	1,304,012	4,568,432
	Bank of Georgia Group P.L.C.	159,458	3,184,429
	Barclays P.L.C., Sponsored ADR	3,803,219	33,468,327
	Barratt Developments P.L.C.	2,463,023	26,077,330
	Beazley P.L.C.	2,129,145	15,195,051
	Bellway P.L.C.	887,430	46,692,898
	Berkeley Group Holdings P.L.C.	746,131	51,532,471
	BHP Group P.L.C., ADR	721,817	31,348,512
	BHP Group P.L.C.	1,655,835	36,041,896
	Biffa P.L.C.	9,116	33,863
	Bloomsbury Publishing P.L.C.	81,437	304,904
	Bodycote P.L.C.	1,291,917	14,579,641
*	Boohoo Group P.L.C.	993,682	3,961,537
#	BP P.L.C., Sponsored ADR	5,300,096	191,492,468
	BP P.L.C.	4,828,529	29,068,237
	Braemar Shipping Services P.L.C.	71,897	196,227
	Brewin Dolphin Holdings P.L.C.	2,089,908	9,935,003
	British American Tobacco P.L.C., Sponsored ADR	360,612	15,884,959
	British American Tobacco P.L.C.	1,150,327	50,723,561
	Britvic P.L.C.	1,704,294	20,794,798
	BT Group P.L.C.	11,553,408	24,517,930
	Bunzl P.L.C.	284,399	7,366,008
	Burberry Group P.L.C.	862,728	22,120,692
	Burford Capital, Ltd.	117,458	975,612
*	Cairn Energy P.L.C.	4,065,840	9,081,950
#*	Capita P.L.C.	901,965	1,730,660
	Capital & Counties Properties P.L.C.	2,677,277	8,591,193
*	Carclo P.L.C.	26,730	3,757
	Card Factory P.L.C.	1,673,313	1,952,636
	CareTech Holdings P.L.C.	44,800	270,246
	Carnival P.L.C.	18,870	770,683
	Carnival P.L.C., ADR	128,398	5,277,158

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Carr's Group P.L.C.	38,739	$80,628
	Castings P.L.C.	57,646	326,231
	Centamin P.L.C.	8,066,539	14,467,595
	Centaur Media P.L.C.	126,418	61,580
	Central Asia Metals P.L.C.	3,655	9,756
	Centrica P.L.C.	12,805,716	14,353,483
	Charles Stanley Group P.L.C.	6,583	28,974
	Chemring Group P.L.C.	926,852	3,325,397
	Chesnara P.L.C.	221,914	953,759
#	Cineworld Group P.L.C.	5,615,128	13,106,261
#*	Circassia Pharmaceuticals P.L.C.	71,546	26,058
	Clarkson P.L.C.	83,138	3,202,165
	Clipper Logistics P.L.C.	37,734	129,091
	Close Brothers Group P.L.C.	868,023	16,204,387
	CLS Holdings P.L.C.	170,493	609,543
	CMC Markets P.L.C.	758,795	1,568,695
	Coca-Cola HBC AG	415,356	15,256,929
	Compass Group P.L.C.	1,278,365	31,603,998
	Computacenter P.L.C.	548,895	12,987,523
	Connect Group P.L.C.	338,316	153,515
	Consort Medical P.L.C.	103,662	1,371,199
	ConvaTec Group P.L.C.	1,702,458	4,663,969
	Costain Group P.L.C.	707,971	1,823,870
	Countryside Properties P.L.C.	289,093	1,859,511
*	Countrywide P.L.C.	29,988	150,250
	Cranswick P.L.C.	274,255	12,928,575
	Crest Nicholson Holdings P.L.C.	1,449,091	9,551,788
#	Croda International P.L.C.	289,494	19,010,706
	CVS Group P.L.C.	9,836	148,783
	Daejan Holdings P.L.C.	10,898	747,736
	Daily Mail & General Trust P.L.C., Class A	301,281	3,233,133
	Dart Group P.L.C.	6,846	153,538
	DCC P.L.C.	148,607	11,998,819
	De La Rue P.L.C.	676,693	1,251,713
	Devro P.L.C.	993,666	2,246,512
	DFS Furniture P.L.C.	18,998	69,880
	Diageo P.L.C., Sponsored ADR	204,369	32,280,084
	Diageo P.L.C.	319,548	12,635,919
#*	Dialight P.L.C.	28,755	100,292
	Dignity P.L.C.	309,383	2,335,637
	Diploma P.L.C.	651,667	16,779,863
	Direct Line Insurance Group P.L.C.	8,361,348	37,240,259
	DiscoverIE Group P.L.C.	133,196	1,004,667
	Dixons Carphone P.L.C.	4,347,143	7,768,078
#	Domino's Pizza Group P.L.C.	2,033,201	8,280,784
	Drax Group P.L.C.	1,995,880	7,150,196
	DS Smith P.L.C.	4,878,194	21,871,240
	Dunelm Group P.L.C.	442,590	6,781,334
	Dyson Group P.L.C.	3,999	21
#	easyJet P.L.C.	549,566	10,088,126
*	EI Group P.L.C.	3,464,035	13,007,460
	Electrocomponents P.L.C.	1,801,733	15,739,612
	Elementis P.L.C.	2,636,728	4,444,067
	EMIS Group P.L.C.	19,042	289,026
*	EnQuest P.L.C.	8,443,157	2,659,806
	Epwin Group P.L.C.	9,451	13,567
	Equiniti Group P.L.C.	340,558	919,353
	Essentra P.L.C.	771,718	4,262,011
	Euromoney Institutional Investor P.L.C.	195,605	3,163,143

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Evraz P.L.C.	1,461,075	$6,783,509
	Experian P.L.C.	885,898	30,836,307
	FDM Group Holdings P.L.C.	48,551	628,882
	Ferguson P.L.C.	237,763	21,351,543
	Ferrexpo P.L.C.	3,169,607	5,815,729
	Fevertree Drinks P.L.C.	120,512	2,187,864
	Findel P.L.C.	75,920	235,590
*	Firstgroup P.L.C.	8,122,968	13,249,587
	Forterra P.L.C.	327,376	1,422,487
*	Foxtons Group P.L.C.	378,407	415,598
*	Frasers Group P.L.C.	1,237,773	7,696,582
#	Fresnillo P.L.C.	249,267	2,177,375
*	Frontier Developments PLC	1,010	18,849
	Fuller Smith & Turner P.L.C., Class A	44,042	556,321
#	G4S P.L.C.	5,883,030	15,139,774
	Galliford Try Holdings P.L.C.	793,180	1,559,712
	Games Workshop Group P.L.C.	112,202	9,806,050
*	Gamesys Group P.L.C.	156,570	1,532,819
	Gamma Communications P.L.C.	6,509	119,985
*	Gem Diamonds, Ltd.	2,111,795	1,716,070
	Genel Energy P.L.C.	212,767	514,979
	Genus P.L.C.	144,110	5,854,373
*	Georgia Capital P.L.C.	120,349	1,278,030
	GlaxoSmithKline P.L.C., Sponsored ADR	1,030,233	48,214,904
	GlaxoSmithKline P.L.C.	1,782,898	41,861,393
	Glencore P.L.C.	20,723,029	60,606,424
	Go-Ahead Group P.L.C. (The)	402,680	10,853,301
	GoCo Group P.L.C.	1,105,725	1,363,258
	Goodwin P.L.C.	1,013	46,837
	Grafton Group P.L.C.	534,257	6,486,625
	Grainger P.L.C.	2,463,789	9,619,803
	Greencore Group P.L.C.	1,369,325	4,429,628
	Greggs P.L.C.	925,862	27,513,573
	Gulf Keystone Petroleum, Ltd.	587,042	1,436,852
	GVC Holdings P.L.C.	1,264,750	14,623,967
	Gym Group P.L.C. (The)	48,375	188,965
	Halfords Group P.L.C.	1,268,133	2,738,445
	Halma P.L.C.	1,396,475	38,761,205
	Hargreaves Lansdown P.L.C.	335,168	7,608,150
	Hastings Group Holdings P.L.C.	602,578	1,431,520
	Hays P.L.C.	11,400,465	23,314,568
	Headlam Group P.L.C.	175,154	1,206,660
	Helical P.L.C.	1,743,074	11,017,163
	Henry Boot P.L.C.	72,332	316,276
	Highland Gold Mining, Ltd.	43,219	119,572
	Hikma Pharmaceuticals P.L.C.	399,394	9,644,310
	Hill & Smith Holdings P.L.C.	498,289	9,321,612
	Hilton Food Group P.L.C.	11,749	163,027
	Hiscox, Ltd.	1,078,533	18,659,541
	Hochschild Mining P.L.C.	1,963,186	4,361,966
	Hollywood Bowl Group P.L.C.	4,176	16,115
	HomeServe P.L.C.	1,517,745	25,647,340
	Howden Joinery Group P.L.C.	3,450,055	31,298,535
	HSBC Holdings P.L.C.	207,946	1,511,805
#	HSBC Holdings P.L.C., Sponsored ADR	3,219,861	116,848,756
	Hunting P.L.C.	778,107	3,141,445
	Huntsworth P.L.C.	332,166	286,052
#*	Hurricane Energy P.L.C.	67,830	18,531
	Hyve Group P.L.C.	2,899,632	3,766,919

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ibstock P.L.C.	1,499,186	$5,751,890
	IG Group Holdings P.L.C.	2,291,701	20,066,238
	IMI P.L.C.	2,022,525	29,398,913
#	Imperial Brands P.L.C., Sponsored ADR	25,186	648,288
	Imperial Brands P.L.C.	803,808	20,611,426
	Inchcape P.L.C.	2,784,551	24,134,399
*	Indivior P.L.C.	2,728,509	1,363,957
	Informa P.L.C.	1,619,525	16,543,439
#	InterContinental Hotels Group P.L.C., ADR	77,860	4,779,832
	InterContinental Hotels Group P.L.C.	123,306	7,595,189
	Intermediate Capital Group P.L.C.	671,308	15,396,021
	International Consolidated Airlines Group SA	2,272,804	17,032,049
	International Personal Finance P.L.C.	630,793	1,311,915
	Intertek Group P.L.C.	327,922	24,882,071
	Investec P.L.C.	2,090,201	11,533,526
	iomart Group P.L.C.	6,775	34,029
*	IP Group P.L.C.	815,203	741,026
	ITV P.L.C.	7,621,220	13,578,035
	IWG P.L.C.	4,674,865	27,213,696
	J D Wetherspoon P.L.C.	816,983	16,713,196
	J Sainsbury P.L.C.	5,041,201	13,446,169
	James Fisher & Sons P.L.C.	190,369	4,950,957
	JD Sports Fashion P.L.C.	2,162,574	23,386,531
	John Laing Group P.L.C.	266,084	1,244,559
#	John Menzies P.L.C.	615,856	3,504,524
	John Wood Group P.L.C.	2,160,500	10,694,249
	Johnson Matthey P.L.C.	312,208	10,704,369
	Johnson Service Group P.L.C.	12,404	34,432
	Jupiter Fund Management P.L.C.	3,210,883	16,290,827
*	Just Eat P.L.C.	395,360	4,487,117
*	Just Group P.L.C.	3,610,307	3,711,953
	Kainos Group P.L.C.	43,502	452,020
	KAZ Minerals P.L.C.	1,516,312	8,739,483
	Keller Group P.L.C.	349,144	3,841,382
#	Kier Group P.L.C.	475,341	561,884
	Kin & Carta P.L.C.	1,038,848	1,524,518
	Kingfisher P.L.C.	6,159,080	16,535,634
*	Lamprell P.L.C.	2,111,894	941,199
	Lancashire Holdings, Ltd.	923,698	9,121,251
	Legal & General Group P.L.C.	11,857,634	47,690,255
*	Liberty Global P.L.C., Class A	115,018	2,360,169
*	Liberty Global P.L.C., Class C	281,606	5,485,685
	Liontrust Asset Management P.L.C.	9,275	164,836
	Lloyds Banking Group P.L.C.	73,603,870	54,947,793
#	Lloyds Banking Group P.L.C., ADR	1,062,540	3,145,118
	London Stock Exchange Group P.L.C.	353,094	36,489,048
	Lookers P.L.C.	1,312,659	960,482
	Low & Bonar P.L.C.	6,154,392	1,052,064
	LSL Property Services P.L.C.	36,872	149,074
	Luceco P.L.C.	14,943	27,651
	Man Group P.L.C.	10,240,950	20,755,839
	Marks & Spencer Group P.L.C.	8,691,704	20,155,485
	Marshalls P.L.C.	1,386,498	14,447,248
	Marston's P.L.C.	8,570,253	11,862,792
	McBride P.L.C.	1,146,213	944,959
	McCarthy & Stone P.L.C.	357,027	695,277
	McColl's Retail Group P.L.C.	28,533	17,192
	Mears Group P.L.C.	621,761	2,500,521
#	Mediclinic International P.L.C.	635,133	3,089,023

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Meggitt P.L.C.	2,959,075	$26,324,181
	Melrose Industries P.L.C.	10,042,155	30,776,078
	Micro Focus International P.L.C.	612,282	8,222,633
*	Mitchells & Butlers P.L.C.	1,350,982	7,123,862
#	Mitie Group P.L.C.	1,920,758	3,359,055
	MJ Gleeson P.L.C.	21,907	277,086
	Mondi P.L.C.	690,162	14,042,562
	Moneysupermarket.com Group P.L.C.	2,282,898	9,799,451
	Morgan Advanced Materials P.L.C.	1,667,829	6,861,198
#	Morgan Sindall Group P.L.C.	133,001	3,211,616
*	Mothercare P.L.C.	231,197	47,286
	Motorpoint group P.L.C.	41,368	172,081
	N Brown Group P.L.C.	2,183,182	2,357,542
	Naked Wines P.L.C.	16,192	44,772
	National Express Group P.L.C.	2,347,276	13,842,044
	National Grid P.L.C.	57,466	763,533
#	National Grid P.L.C., Sponsored ADR	243,628	16,147,677
	NCC Group P.L.C.	129,231	366,171
	Next P.L.C.	197,613	17,958,957
	NMC Health P.L.C.	58,860	1,000,987
	Norcros P.L.C.	9,631	36,615
#	Northgate P.L.C.	860,534	3,024,775
	Numis Corp. P.L.C.	27,715	104,451
*	Ocado Group P.L.C.	203,607	3,282,894
	On the Beach Group P.L.C.	489,798	2,522,326
	OneSavings Bank P.L.C.	941,180	5,292,275
	Oxford Instruments P.L.C.	212,308	4,317,673
	Pagegroup P.L.C.	2,280,957	13,740,702
	Paragon Banking Group P.L.C.	1,242,379	8,325,650
	PayPoint P.L.C.	199,262	2,623,150
	Pearson P.L.C.	1,112,571	8,304,150
#	Pearson P.L.C., Sponsored ADR	598,552	4,441,256
#	Pendragon P.L.C.	4,877,006	793,960
	Pennon Group P.L.C.	1,487,173	21,707,138
	Persimmon P.L.C.	858,661	34,568,057
#*	Petra Diamonds, Ltd.	4,736,476	594,342
	Petrofac, Ltd.	1,940,406	8,925,810
#*	Petropavlovsk P.L.C.	10,297,357	2,467,744
	Pets at Home Group P.L.C.	1,764,296	6,559,940
	Pharos Energy P.L.C.	1,926,463	1,156,805
	Phoenix Group Holdings P.L.C.	2,005,614	20,021,189
	Photo-Me International P.L.C.	1,384,295	1,638,252
	Playtech P.L.C.	1,671,551	7,599,644
	Polar Capital Holdings P.L.C.	1,881	14,509
	Polypipe Group P.L.C.	1,137,989	8,122,347
*	Premier Foods P.L.C.	14,654,470	6,994,230
#*	Premier Oil P.L.C.	8,181,703	10,800,664
	Provident Financial P.L.C.	616,525	3,777,046
#	Prudential P.L.C., ADR	465,819	16,564,524
*	PureTech Health P.L.C.	3,662	14,959
	PZ Cussons P.L.C.	977,505	2,491,218
	QinetiQ Group P.L.C.	3,529,474	16,395,999
	Quilter P.L.C.	3,910,260	8,756,115
	Rank Group P.L.C.	506,807	1,910,099
	Rathbone Brothers P.L.C.	78,357	2,032,381
*	Raven Property Group, Ltd.	341,860	225,794
*	REA Holdings P.L.C.	14,311	32,340
	Reach P.L.C.	6,966,774	12,196,254
	Reckitt Benckiser Group P.L.C.	231,357	19,150,183

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Redde P.L.C.	4,967	$6,431
	Redrow P.L.C.	1,657,287	17,367,833
	RELX P.L.C., Sponsored ADR	366,350	9,722,927
	RELX P.L.C.	603,027	15,999,404
	RELX P.L.C.	437,454	11,579,823
	Renew Holdings P.L.C.	2,306	15,231
	Renewi P.L.C.	7,014,684	3,296,486
	Renishaw P.L.C.	162,845	8,525,197
	Rentokil Initial P.L.C.	4,236,301	26,089,526
	Restaurant Group P.L.C. (The)	3,052,168	5,186,452
	Rhi Magnesita NV	59,806	2,559,767
	Ricardo P.L.C.	102,063	1,035,391
	Rightmove P.L.C.	2,799,640	24,263,187
	Rio Tinto P.L.C.	109,785	5,870,666
#	Rio Tinto P.L.C., Sponsored ADR	1,875,418	100,203,584
	RM P.L.C.	39,681	149,022
	Robert Walters P.L.C.	134,687	1,071,363
	Rolls-Royce Holdings P.L.C.	3,297,979	29,049,694
	Rotork P.L.C.	5,634,816	22,578,194
	Royal Bank of Scotland Group P.L.C.	1,148,855	3,290,555
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	1,345,091	7,693,921
	Royal Dutch Shell P.L.C., Class A	1,370,292	35,984,358
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,490,318	77,720,084
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	1,716,768	91,469,399
	Royal Mail P.L.C.	2,992,357	7,821,680
	RPS Group P.L.C.	989,955	2,272,264
	RSA Insurance Group P.L.C.	2,494,645	18,099,316
	S&U P.L.C.	2,784	80,140
	Saga P.L.C.	3,257,639	1,797,414
	Sage Group P.L.C. (The)	1,633,182	15,900,059
	Savills P.L.C.	1,059,601	17,369,984
	Schroders P.L.C.	153,019	6,478,741
	Schroders P.L.C.	58,483	1,919,257
	SDL P.L.C.	155,762	1,267,891
	Senior P.L.C.	2,162,764	4,758,935
	Severfield P.L.C.	429,085	487,411
#	Severn Trent P.L.C.	599,525	20,401,578
	SIG P.L.C.	2,680,185	3,267,612
	Signature Aviation P.L.C.	2,946,772	11,299,660
#	Smith & Nephew P.L.C., Sponsored ADR	104,765	5,029,792
	Smith & Nephew P.L.C.	726,460	17,479,281
#	Smiths Group P.L.C.	776,363	17,262,271
	Softcat P.L.C.	547,333	8,334,793
	Spectris P.L.C.	462,488	16,103,825
	Speedy Hire P.L.C.	1,115,732	1,172,250
	Spirax-Sarco Engineering P.L.C.	210,354	24,711,295
	Spire Healthcare Group P.L.C.	2,236,727	3,875,212
	Spirent Communications P.L.C.	1,895,400	5,536,843
*	Sportech P.L.C.	232,994	98,559
	SSE P.L.C.	1,933,273	38,483,299
	SSP Group P.L.C.	1,779,025	15,098,984
	St James's Place P.L.C.	2,226,784	33,490,133
	St. Modwen Properties P.L.C.	931,650	6,052,752
	Stagecoach Group P.L.C.	3,605,808	6,491,134
	Standard Chartered P.L.C.	2,593,731	21,568,010
	Standard Life Aberdeen P.L.C.	4,191,130	16,653,137
	SThree P.L.C.	318,978	1,533,585
#	Stobart Group, Ltd.	465,722	626,065
	Stock Spirits Group P.L.C.	178,826	480,022

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	STV Group P.L.C.	60,106	$331,843
	Superdry P.L.C.	393,712	1,987,825
	Synthomer P.L.C.	2,266,747	10,095,489
	T Clarke P.L.C.	26,802	46,930
#	TalkTalk Telecom Group P.L.C.	2,816,459	4,400,587
	Tate & Lyle P.L.C.	3,565,150	37,268,302
	Taylor Wimpey P.L.C.	20,634,772	58,528,944
#	Ted Baker P.L.C.	168,284	499,328
	Telecom Plus P.L.C.	315,194	6,275,693
*	Telit Communications P.L.C.	8,401	16,784
	Tesco P.L.C.	13,361,820	43,459,557
	Topps Tiles P.L.C.	841,227	863,796
	TP ICAP P.L.C.	5,912,090	30,913,997
	Travis Perkins P.L.C.	1,331,590	27,200,324
	Trifast P.L.C.	104,472	263,629
	TT Electronics P.L.C.	416,462	1,303,593
	TUI AG	561,525	5,718,213
	TUI AG	340,866	3,492,333
	Tullow Oil P.L.C.	9,490,702	6,295,574
	Tyman P.L.C.	21,027	75,579
	U & I Group P.L.C.	789,987	1,866,438
	UDG Healthcare P.L.C.	440,729	4,359,384
	Ultra Electronics Holdings P.L.C.	589,481	17,556,591
	Unilever P.L.C., Sponsored ADR	563,607	33,686,790
	Unilever P.L.C.	253,281	15,108,546
	United Utilities Group P.L.C.	1,461,195	19,551,825
	Urban & Civic P.L.C.	18,988	90,942
	Vectura Group P.L.C.	3,817,538	4,731,260
	Vertu Motors P.L.C.	67,901	32,722
	Vesuvius P.L.C.	1,011,431	5,808,731
	Victrex P.L.C.	548,864	16,016,231
#*	Virgin Money UK P.L.C.	2,779,300	6,004,208
	Vistry Group P.L.C.	1,273,617	23,185,087
	Vitec Group P.L.C. (The)	56,176	761,633
	Vodafone Group P.L.C.	25,220,201	49,550,571
#	Vodafone Group P.L.C., Sponsored ADR	272,187	5,337,582
	Volex P.L.C.	34,880	75,821
	Volution Group P.L.C.	9,037	28,842
	Vp P.L.C.	15,195	199,580
	Watkin Jones P.L.C.	21,146	68,956
	Weir Group P.L.C (The)	186,619	3,311,789
	WH Smith P.L.C.	472,636	14,889,302
#	Whitbread P.L.C.	175,777	10,361,850
	William Hill P.L.C.	5,787,503	13,216,234
#	Wilmington P.L.C.	150,471	484,259
	Wincanton P.L.C.	366,269	1,424,142
*	Wizz Air Holdings P.L.C.	2,007	110,630
	Wm Morrison Supermarkets P.L.C.	7,338,862	17,597,234
#	WPP P.L.C., Sponsored ADR	136,399	8,478,562
	WPP P.L.C.	1,993,040	24,780,563
*	Xaar P.L.C.	123,020	63,335
	XP Power, Ltd.	11,538	544,999
TOTAL UNITED KINGDOM			4,691,838,228
UNITED STATES — (0.1%)
*	Epsilon Energy, Ltd.	49,292	155,271
#	Ovintiv, Inc.	716,145	11,193,343
	Ovintiv, Inc.	243,929	3,800,674

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
#*	Sundance Energy, Inc.	34,886	$378,166
TOTAL UNITED STATES			15,527,454
TOTAL COMMON STOCKS			30,244,626,845
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	140,602	7,837,309
	Biotest AG	46,560	1,104,754
	Draegerwerk AG & Co. KGaA	44,588	2,599,692
#	Fuchs Petrolub SE	172,365	7,638,982
	Henkel AG & Co. KGaA	40,188	4,087,217
	Jungheinrich AG	349,582	7,675,620
	Porsche Automobil Holding SE	295,931	19,954,890
#	Sartorius AG	65,389	15,216,921
	Schaeffler AG	399,694	3,987,406
	Sixt SE	96,491	6,693,029
	STO SE & Co. KGaA	5,782	677,836
	Villeroy & Boch AG	61,622	1,045,478
	Volkswagen AG	594,615	106,681,466
TOTAL GERMANY			185,200,600
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Emeco Holdings, Ltd. Rights 02/14/20	962	142
AUSTRIA — (0.0%)
#*	Intercell AG Rights 05/16/13	29,444	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	2,696,210	1,779,499
#*	Pan American Silver Corp. Rights 02/22/29	617,617	407,627
#*	Tervita Corp. Warrants 07/19/20	5,600	42
TOTAL CANADA			2,187,168
HONG KONG — (0.0%)
*	Guotai Junan International Holdings Ltd. Rights 09/03/20	5,602,999	0
NORWAY — (0.0%)
*	XXL ASA Rights 10/25/19	22,880	0
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	2,760,613	0
SWEDEN — (0.0%)
*	Anoto Group AB Warrants 04/30/21	21,759	1,329
TOTAL RIGHTS/WARRANTS			2,188,639
TOTAL INVESTMENT SECURITIES (Cost $27,060,568,250)			30,432,016,084

			Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§	The DFA Short Term Investment Fund	123,476,029	1,428,864,613
TOTAL INVESTMENTS — (100.0%)
(Cost $28,530,648,489)^^			$31,860,880,697

International Core Equity Portfolio
CONTINUED
As of January 31, 2020, International Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,680	03/20/20	$271,681,888	$270,816,000	$(865,888)
Total Futures Contracts			$271,681,888	$270,816,000	$(865,888)
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$41,560,194	$1,894,054,572	—	$1,935,614,766
Austria	67,221	161,986,570	—	162,053,791
Belgium	13,489,686	378,969,494	—	392,459,180
Canada	2,777,921,380	9,731,238	—	2,787,652,618
China	—	847,778	—	847,778
Denmark	36,211,065	494,710,784	—	530,921,849
Finland	740,484	514,471,771	—	515,212,255
France	72,097,335	2,397,372,935	—	2,469,470,270
Germany	56,213,977	2,051,159,655	—	2,107,373,632
Hong Kong	1,277,675	804,222,230	—	805,499,905
Ireland	33,287,449	166,218,308	—	199,505,757
Israel	23,439,009	212,009,236	—	235,448,245
Italy	21,421,971	830,898,924	—	852,320,895
Japan	129,979,779	7,039,704,233	—	7,169,684,012
Netherlands	121,987,067	810,697,184	—	932,684,251
New Zealand	214,879	137,447,582	—	137,662,461
Norway	12,191,076	254,655,941	—	266,847,017
Portugal	363,305	77,599,268	—	77,962,573
Singapore	13,096	297,911,011	—	297,924,107
Spain	16,494,851	691,761,500	—	708,256,351
Sweden	1,317,775	823,415,453	—	824,733,228
Switzerland	124,626,391	2,002,499,831	—	2,127,126,222
United Kingdom	938,081,599	3,753,756,629	—	4,691,838,228
United States	15,527,454	—	—	15,527,454
Preferred Stocks
Germany	—	185,200,600	—	185,200,600
Rights/Warrants
Australia	—	142	—	142
Canada	—	2,187,168	—	2,187,168
Sweden	—	1,329	—	1,329
Securities Lending Collateral	—	1,428,864,613	—	1,428,864,613
Futures Contracts**	(865,888)	—	—	(865,888)
TOTAL	$4,437,658,830	$27,422,355,979	—	$31,860,014,809
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$5,108,572,445
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	3,037,613,413
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	2,274,414,213
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,291,080,225
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,174,084,132
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$12,885,764,428
As of January 31, 2020, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	683	03/20/20	$110,823,114	$110,099,600	$(723,514)
Total Futures Contracts			$110,823,114	$110,099,600	$(723,514)
Summary of the Portfolio’s Master Fund’s investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,885,764,428	—	—	$12,885,764,428
Futures Contracts**	(723,514)	—	—	(723,514)
TOTAL	$12,885,040,914	—	—	$12,885,040,914
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	696,534	$23,368,715
Investment in The Continental Small Company Series of The DFA Investment Trust Company		5,642,252
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		4,765,877
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		3,350,034
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		2,413,211
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,451,968
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,261,074
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $41,927,682)^^		$42,253,131
Summary of the Portfolio’s Master Fund’s investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$42,253,131	—	—	$42,253,131
TOTAL	$42,253,131	—	—	$42,253,131

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$547,293,598
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$547,293,598
Summary of the Portfolio's Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$311,368,010
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$311,368,010
Summary of the Portfolio's Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$25,781,579
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$25,781,579
Summary of the Portfolio's Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$693,750,744
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$693,750,744
Summary of the Portfolio's Master Fund's investments as of January 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.0%)
AUSTRALIA — (16.5%)
	Abacus Property Group	4,714,600	$11,865,410
	ALE Property Group	1,284,184	4,842,558
	APN Convenience Retail REIT	41,647	103,287
#*	APN Industria REIT	576,470	1,186,826
	Arena REIT	1,310,254	2,702,850
#	Aspen Group, Ltd.	962,671	752,582
#	Australian Unity Office Fund	123,348	246,882
#	Aventus Group	538,536	1,075,761
	BWP Trust	6,503,960	17,746,987
	Carindale Property Trust	164,726	660,055
	Centuria Industrial REIT	2,506,316	6,102,984
	Centuria Metropolitan REIT	2,240,975	4,494,737
	Charter Hall Group	5,570,403	47,529,208
#	Charter Hall Long Wale REIT	3,316,036	12,556,007
	Charter Hall Retail REIT	4,859,732	15,222,315
	Charter Hall Social Infrastructure REIT	3,714,698	8,636,023
#	Cromwell Property Group	23,403,598	19,095,299
	Dexus	13,104,658	110,578,882
	Garda Property Group	36,302	34,043
	GDI Property Group	3,488,134	3,599,619
	Goodman Group	19,988,869	197,887,952
	GPT Group (The)	23,285,994	92,913,279
	Growthpoint Properties Australia, Ltd.	3,284,622	9,554,125
	Hotel Property Investments	872,565	1,985,059
	Ingenia Communities Group	4,205,720	13,399,487
#	Investec Australia Property Fund	197,341	201,331
	Mirvac Group	46,995,383	106,019,759
*	New South Resources, Ltd.	13,844,430	19,844,639
#	Scentre Group	63,635,531	163,277,986
	Shopping Centres Australasia Property Group	12,509,948	24,091,687
	Stockland	28,268,981	92,418,672
#	Vicinity Centres	37,994,659	64,130,839
TOTAL AUSTRALIA			1,054,757,130
BELGIUM — (3.1%)
	Aedifica SA	312,597	42,285,352
	Ascencio	7,122	436,065
	Befimmo SA	371,971	22,883,929
#	Care Property Invest NV	59,424	2,030,126
	Cofinimmo SA	318,874	50,828,655
	Home Invest Belgium SA	201	24,955
	Intervest Offices & Warehouses NV	251,679	7,477,476
	Leasinvest Real Estate SCA	29,079	3,820,427
	Montea C.V.A	58,222	5,757,546
	Retail Estates NV	110,968	10,187,688
	Warehouses De Pauw CVA	1,697,416	48,511,987
	Wereldhave Belgium Comm VA	30,296	2,814,368
TOTAL BELGIUM			197,058,574
CANADA — (5.0%)
#	Allied Properties Real Estate Investment Trust	701,561	29,273,234
#	Artis Real Estate Investment Trust	875,584	7,800,465
	Automotive Properties Real Estate Investment Trust	159,172	1,493,816
#	Boardwalk Real Estate Investment Trust	257,477	9,186,991

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	BSR Real Estate Investment Trust	29,300	$360,097
#	BTB Real Estate Investment Trust	534,431	2,128,194
#	Canadian Apartment Properties REIT	891,453	38,126,220
#	Choice Properties Real Estate Investment Trust	1,672,656	18,478,341
#	Cominar Real Estate Investment Trust	1,090,210	12,002,690
#	Crombie Real Estate Investment Trust	548,935	6,636,663
#	CT Real Estate Investment Trust	286,454	3,491,388
#	Dream Industrial Real Estate Investment Trust	700,658	7,401,541
#	Dream Office Real Estate Investment Trust	451,951	11,116,069
#	First Capital Real Estate Investment Trust	41,400	677,904
#	Granite Real Estate Investment Trust	295,347	15,959,093
#	H&R Real Estate Investment Trust	1,982,107	32,036,628
#	Inovalis Real Estate Investment Trust	111,088	899,851
#	InterRent Real Estate Investment Trust	657,286	8,353,899
#	Killam Apartment Real Estate Investment Trust	713,860	10,874,579
	Morguard North American Residential Real Estate Investment Trust	313,761	4,523,621
	Morguard Real Estate Investment Trust	419,784	3,993,562
#	Northview Apartment Real Estate Investment Trust	350,009	8,122,092
#	NorthWest Healthcare Properties Real Estate Investment Trust	871,013	8,023,008
	Plaza Retail REIT	339,936	1,179,013
	PRO Real Estate Investment Trust	80,802	453,649
#	RioCan Real Estate Investment Trust	1,835,499	37,669,754
#	Slate Office REIT	604,789	2,673,429
#*	Slate Retail REIT	268,611	2,699,506
#	SmartCentres Real Estate Investment Trust	800,220	18,992,678
	Summit Industrial Income REIT	781,201	7,620,753
	True North Commercial Real Estate Investment Trust	563,362	3,218,238
	WPT Industrial Real Estate Investment Trust	349,457	5,011,213
TOTAL CANADA			320,478,179
CHINA — (0.2%)
*	RREEF China Commercial Trust	1,392,000	0
#	Spring Real Estate Investment Trust	5,623,000	2,249,272
	Yuexiu Real Estate Investment Trust	17,242,000	11,316,878
TOTAL CHINA			13,566,150
FRANCE — (5.0%)
#	Acanthe Developpement SA	216,361	115,300
	Altarea SCA	22,479	5,152,057
	ARGAN SA	14,688	1,277,798
	Carmila SA	85,387	1,675,188
	Cegereal SA	18,365	875,581
	Covivio	586,104	69,549,630
	Gecina SA	538,247	101,518,729
#	ICADE	392,077	43,792,751
	Klepierre SA	2,425,114	82,434,138
	Mercialys SA	818,095	10,316,470
	Societe de la Tour Eiffel	34,985	1,519,943
TOTAL FRANCE			318,227,585
GERMANY — (0.8%)
	Alstria office REIT-AG	2,013,102	39,937,896
	Hamborner REIT AG	1,210,672	13,562,783
TOTAL GERMANY			53,500,679
HONG KONG — (4.8%)
	Champion REIT	25,195,012	15,118,723

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Fortune Real Estate Investment Trust	17,725,000	$20,205,982
	Link REIT	25,180,405	254,637,113
	Prosperity REIT	17,251,000	6,560,884
#	Regal Real Estate Investment Trust	9,443,000	2,246,018
	Sunlight Real Estate Investment Trust	13,470,000	8,556,043
TOTAL HONG KONG			307,324,763
IRELAND — (0.2%)
	Hibernia REIT P.L.C.	5,850,963	8,890,129
	Irish Residential Properties REIT P.L.C.	3,244,834	5,961,115
TOTAL IRELAND			14,851,244
ITALY — (0.1%)
	COIMA RES SpA	27,684	278,178
	Immobiliare Grande Distribuzione SIIQ SpA	997,036	6,626,659
TOTAL ITALY			6,904,837
JAPAN — (25.8%)
	Activia Properties, Inc.	8,305	44,224,995
#	Advance Residence Investment Corp.	15,090	47,456,037
#	AEON REIT Investment Corp.	18,287	24,927,244
#	Comforia Residential REIT, Inc.	7,456	24,540,885
	CRE Logistics REIT, Inc.	819	1,103,354
	Daiwa House REIT Investment Corp.	22,128	59,038,172
	Daiwa Office Investment Corp.	3,975	31,857,103
	Frontier Real Estate Investment Corp.	5,834	24,395,602
	Fukuoka REIT Corp.	9,402	16,262,590
	Global One Real Estate Investment Corp.	12,784	17,105,229
	GLP J-Reit	40,935	54,984,906
	Hankyu Hanshin REIT, Inc.	7,520	12,077,357
	Health Care & Medical Investment Corp.	2,172	2,747,389
	Heiwa Real Estate REIT, Inc.	12,178	16,360,913
	Hoshino Resorts REIT, Inc.	2,869	14,742,054
	Hulic Reit, Inc.	8,774	16,229,384
	Ichigo Hotel REIT Investment Corp.	674	749,065
#	Ichigo Office REIT Investment	17,052	18,425,668
#	Industrial & Infrastructure Fund Investment Corp.	19,900	30,533,271
	Invesco Office J-Reit, Inc.	116,063	24,718,239
	Invincible Investment Corp.	73,574	37,168,211
	Japan Excellent, Inc.	15,315	27,724,358
	Japan Hotel REIT Investment Corp.	53,904	36,304,794
#	Japan Logistics Fund, Inc.	11,313	30,610,014
	Japan Prime Realty Investment Corp.	9,520	44,042,845
	Japan Real Estate Investment Corp.	15,633	114,157,162
	Japan Rental Housing Investments, Inc.	22,459	22,337,925
	Japan Retail Fund Investment Corp.	31,068	66,479,471
	Kenedix Office Investment Corp.	5,270	42,331,759
#	Kenedix Residential Next Investment Corp.	11,417	22,671,019
	Kenedix Retail REIT Corp.	6,634	16,418,738
#	LaSalle Logiport REIT	8,616	13,906,368
	Marimo Regional Revitalization REIT, Inc.	1,605	1,900,898
	MCUBS MidCity Investment Corp.	20,178	23,682,090
	Mirai Corp.	5,889	3,317,535
	Mitsubishi Estate Logistics REIT Investment Corp.	170	622,167
#	Mitsui Fudosan Logistics Park, Inc.	2,048	9,927,880
#	Mori Hills REIT Investment Corp.	20,942	35,050,328
	Mori Trust Hotel Reit, Inc.	1,316	1,790,109
	Mori Trust Sogo Reit, Inc.	12,407	22,769,937

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Accommodations Fund, Inc.	5,537	$36,731,191
	Nippon Building Fund, Inc.	16,092	130,356,491
	Nippon Healthcare Investment Corp.	256	517,177
#	Nippon Prologis REIT, Inc.	21,230	61,030,837
	NIPPON REIT Investment Corp.	5,141	24,083,691
	Nomura Real Estate Master Fund, Inc.	48,240	84,842,765
	One REIT, Inc.	3,120	10,848,771
	Ooedo Onsen Reit Investment Corp.	2,532	2,148,998
	Orix JREIT, Inc.	30,382	64,191,986
	Premier Investment Corp.	18,069	26,711,218
	Samty Residential Investment Corp.	1,943	2,046,003
	Sekisui House Reit, Inc.	47,383	40,585,247
	Star Asia Investment Corp.	5,271	5,567,783
	Starts Proceed Investment Corp.	3,910	7,564,859
	Takara Leben Real Estate Investment Corp.	1,030	1,230,519
#	Tokyu REIT, Inc.	12,066	23,607,985
#	Tosei Reit Investment Corp.	2,248	2,797,680
	United Urban Investment Corp.	34,854	62,435,428
	XYMAX REIT Investment Corp.	313	400,313
TOTAL JAPAN			1,643,392,007
MALAYSIA — (0.5%)
	AmanahRaya Real Estate Investment Trust	294,900	52,493
	AmFIRST Real Estate Investment Trust	1,788,940	211,044
#	Axis Real Estate Investment Trust	6,928,263	3,011,772
	Capitaland Malaysia Mall Trust	12,816,000	3,104,002
	Hektar Real Estate Investment Trust	144,626	34,419
#	IGB Real Estate Investment Trust	16,504,700	7,722,222
	KLCCP Stapled Group	2,936,300	5,605,523
	MRCB-QUILL REIT	2,238,200	507,568
#	Pavilion Real Estate Investment Trust	2,644,100	1,101,780
	Sunway Real Estate Investment Trust	16,009,800	7,105,870
	Tower Real Estate Investment Trust	434,900	84,963
	YTL Hospitality REIT	5,528,100	1,791,330
TOTAL MALAYSIA			30,332,986
MEXICO — (1.9%)
#	Asesor de Activos Prisma SAPI de C.V.	9,608,950	4,058,078
	Concentradora Fibra Danhos S.A. de C.V.	2,477,908	3,816,100
#	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	3,640,637	1,608,813
	Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	1,182,411	638,279
	Fibra Uno Administracion S.A. de C.V.	39,550,141	64,990,706
	Macquarie Mexico Real Estate Management S.A. de C.V.	13,937,522	18,993,474
#	PLA Administradora Industrial S de RL de C.V.	10,505,809	17,152,455
#	Prologis Property Mexico S.A. de C.V.	3,030,888	6,706,434
TOTAL MEXICO			117,964,339
NETHERLANDS — (4.3%)
#	Eurocommercial Properties NV	612,052	15,305,720
	NSI NV	240,621	13,136,861
#	Unibail-Rodamco-Westfield	9,061,715	61,823,686
	Unibail-Rodamco-Westfield (BFYM460)	1,219,284	165,664,872
#	Vastned Retail NV	239,529	6,452,856
#	Wereldhave NV	499,555	9,178,322
TOTAL NETHERLANDS			271,562,317

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (1.1%)
	Argosy Property, Ltd.	9,588,416	$8,835,855
	Asset Plus, Ltd.	45,944	18,541
#	Goodman Property Trust	12,712,157	19,009,154
	Kiwi Property Group, Ltd.	19,676,551	19,837,293
	Precinct Properties New Zealand, Ltd.	9,013,726	10,915,655
#	Property for Industry, Ltd.	2,248,069	3,617,157
#	Stride Property Group	1,826,383	2,829,050
#	Vital Healthcare Property Trust	3,521,476	6,314,742
TOTAL NEW ZEALAND			71,377,447
SINGAPORE — (9.2%)
	AIMS APAC REIT	6,935,742	7,401,081
	Ascendas Real Estate Investment Trust	33,307,292	76,691,053
#	Ascott Residence Trust	22,193,721	20,492,517
	Cache Logistics Trust	17,438,104	8,944,536
	CapitaLand Commercial Trust	31,995,849	48,153,354
#	CapitaLand Mall Trust	30,404,700	55,900,242
#	CapitaLand Retail China Trust	13,554,025	15,345,965
	CDL Hospitality Trusts	13,410,780	15,320,976
#	EC World Real Estate Investment Trust	936,900	493,774
#	ESR-REIT	27,456,734	10,976,054
#	Far East Hospitality Trust	9,890,000	4,914,908
	First Real Estate Investment Trust	8,335,126	6,157,554
#	Frasers Centrepoint Trust	8,766,546	18,487,268
#	Frasers Commercial Trust	11,932,200	14,229,730
#	Frasers Hospitality Trust	3,517,700	1,776,194
	Frasers Logistics & Industrial Trust	12,239,030	10,928,003
	IREIT Global	141,900	86,144
	Keppel DC REIT	14,254,783	23,524,361
#	Keppel Pacific Oak US REIT	942,000	742,907
#	Keppel REIT	25,623,826	22,725,476
#	Lippo Malls Indonesia Retail Trust	22,770,800	3,569,489
#	Manulife US Real Estate Investment Trust	5,537,486	5,866,169
	Mapletree Commercial Trust	24,235,906	41,621,270
#	Mapletree Industrial Trust	18,582,658	37,770,280
	Mapletree Logistics Trust	29,366,856	39,521,147
#	Mapletree North Asia Commercial Trust	20,652,500	17,948,379
	OUE Commercial Real Estate Investment Trust	11,229,955	4,481,835
#	Parkway Life Real Estate Investment Trust	6,306,900	16,515,278
	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	10,238,784	3,488,675
#	Soilbuild Business Space REIT	5,803,738	2,145,797
	SPH REIT	4,269,100	3,312,432
	Starhill Global REIT	23,244,400	12,491,608
	Suntec Real Estate Investment Trust	26,360,000	35,411,683
TOTAL SINGAPORE			587,436,139
SOUTH AFRICA — (2.2%)
	Arrowhead Properties, Ltd., Class B	4,926,820	1,243,755
#	Attacq, Ltd.	1,429,106	1,087,412
	Emira Property Fund, Ltd.	8,739,077	7,430,914
#	Equites Property Fund, Ltd.	831,925	1,101,159
	Growthpoint Properties, Ltd.	36,721,314	51,454,174
	Hyprop Investments, Ltd.	3,344,279	11,908,958
	Investec Property Fund, Ltd.	2,339,991	2,171,369
	Octodec Investments, Ltd.	332,004	337,109
	Redefine Properties, Ltd.	68,610,789	32,722,608
	Resilient REIT, Ltd.	3,997,141	17,309,541
#	SA Corporate Real Estate, Ltd.	30,142,150	5,808,176

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Texton Property Fund, Ltd.	113,923	$18,814
	Tower Property Fund, Ltd.	53,426	16,606
	Vukile Property Fund, Ltd.	7,937,470	9,459,914
TOTAL SOUTH AFRICA			142,070,509
SPAIN — (1.6%)
#	Inmobiliaria Colonial Socimi SA	2,393,022	32,065,565
	Lar Espana Real Estate Socimi SA	927,263	6,863,385
	Merlin Properties Socimi SA	4,403,330	62,454,304
TOTAL SPAIN			101,383,254
TAIWAN — (0.2%)
	Cathay No 1 REIT	10,768,000	6,291,893
	Cathay No 2 REIT	4,074,000	2,328,444
	Fubon No 1 REIT	1,279,000	685,971
	Fubon No 2 REIT	3,872,000	1,780,170
	Shin Kong No.1 REIT	4,804,000	2,862,910
TOTAL TAIWAN			13,949,388
TURKEY — (0.2%)
	AKIS Gayrimenkul Yatirimi A.S.	2,108,150	1,548,000
#	Alarko Gayrimenkul Yatirim Ortakligi A.S.	69,782	1,034,378
	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	15,489,618	4,313,776
#	Halk Gayrimenkul Yatirim Ortakligi A.S.	1,055,122	262,895
#*	Is Gayrimenkul Yatirim Ortakligi A.S.	6,188,526	1,935,046
*	Ozak Gayrimenkul Yatirim Ortakligi	998,652	585,245
#	Panora Gayrimenkul Yatirim Ortakligi	721,994	763,986
#*	Sinpas Gayrimenkul Yatirim Ortakligi A.S.	1,740,311	411,292
#*	Torunlar Gayrimenkul Yatirim Ortakligi A.S.	2,435,008	1,206,006
#*	Vakif Gayrimenkul Yatirim Ortakligi A.S.	592,414	271,873
	Yeni Gimat Gayrimenkul Ortakligi A.S.	24,470	52,115
TOTAL TURKEY			12,384,612
UNITED KINGDOM — (12.3%)
	Assura P.L.C.	13,338,434	13,695,353
	Big Yellow Group P.L.C.	2,103,441	32,683,215
#	British Land Co. P.L.C. (The)	10,574,789	77,337,112
#	Capital & Regional P.L.C.	289,701	881,788
	Custodian Reit P.L.C.	598,044	896,336
	Derwent London P.L.C.	1,370,275	74,242,775
	Ediston Property Investment Co. P.L.C.	19,093	22,011
	Empiric Student Property P.L.C.	1,884,377	2,462,160
	GCP Student Living P.L.C.	794,411	2,111,855
	Great Portland Estates P.L.C.	3,131,936	38,492,228
#	Hammerson P.L.C.	9,913,728	30,506,384
	Hansteen Holdings P.L.C.	5,686,965	8,756,679
#*	Intu Properties P.L.C.	13,154,625	2,955,343
#	Land Securities Group P.L.C.	8,417,455	104,076,055
	LondonMetric Property P.L.C.	11,717,145	35,227,281
	McKay Securities P.L.C.	399,886	1,451,292
#	NewRiver REIT P.L.C.	2,313,458	5,739,127
	Primary Health Properties P.L.C.	8,505,225	17,667,483
	RDI REIT PLC	2,947,825	5,140,660
	Regional REIT, Ltd.	1,670,767	2,567,340
	Safestore Holdings P.L.C.	3,195,928	34,020,757
	Schroder Real Estate Investment Trust, Ltd.	1,578,269	1,098,750
	Secure Income REIT P.L.C.	78,036	485,428

DFA International Real Estate Securities Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Segro P.L.C.	13,661,492	$164,045,844
Shaftesbury P.L.C.	2,746,212	32,586,318
Standard Life Investment Property Income Trust, Ltd.	1,515,152	1,974,818
Target Healthcare REIT P.L.C.	26,879	42,640
Town Centre Securities P.L.C.	12,594	37,159
Tritax Big Box REIT P.L.C.	11,900,071	21,930,029
UNITE Group P.L.C. (The)	2,710,182	45,505,927
Workspace Group P.L.C.	1,739,482	27,900,622
TOTAL UNITED KINGDOM		786,540,769
TOTAL COMMON STOCKS Cost ($5,058,481,017)		6,065,062,908

			Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§	The DFA Short Term Investment Fund	27,533,926	318,622,590
TOTAL INVESTMENTS — (100.0%)
(Cost $5,377,088,813)^^			$6,383,685,498
As of January 31, 2020, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	454	03/20/20	$75,059,181	$73,184,800	$(1,874,381)
Total Futures Contracts			$75,059,181	$73,184,800	$(1,874,381)
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$246,882	$1,054,510,248	—	$1,054,757,130
Belgium	—	197,058,574	—	197,058,574
Canada	320,478,179	—	—	320,478,179
China	—	13,566,150	—	13,566,150
France	—	318,227,585	—	318,227,585
Germany	—	53,500,679	—	53,500,679
Hong Kong	—	307,324,763	—	307,324,763
Ireland	—	14,851,244	—	14,851,244
Italy	—	6,904,837	—	6,904,837
Japan	—	1,643,392,007	—	1,643,392,007
Malaysia	—	30,332,986	—	30,332,986
Mexico	117,964,339	—	—	117,964,339
Netherlands	—	271,562,317	—	271,562,317
New Zealand	—	71,377,447	—	71,377,447
Singapore	20,492,517	566,943,622	—	587,436,139
South Africa	—	142,070,509	—	142,070,509
Spain	—	101,383,254	—	101,383,254
Taiwan	—	13,949,388	—	13,949,388
Turkey	—	12,384,612	—	12,384,612

DFA International Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	—	$786,540,769	—	$786,540,769
Securities Lending Collateral	—	318,622,590	—	318,622,590
Futures Contracts**	$(1,874,381)	—	—	(1,874,381)
TOTAL	$457,307,536	$5,924,503,581	—	$6,381,811,117
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value†
COMMON STOCKS — (50.2%)
CANADA — (0.0%)
	City Office REIT, Inc.	168,457	$2,277,539
UNITED STATES — (50.2%)
	Acadia Realty Trust	395,756	9,822,664
	Agree Realty Corp.	169,375	12,860,644
	Alexander's, Inc.	9,915	3,199,372
	Alexandria Real Estate Equities, Inc.	448,798	73,243,834
	American Assets Trust, Inc.	222,723	10,147,260
	American Campus Communities, Inc.	548,715	25,169,557
#	American Finance Trust, Inc.	19,538	253,408
	American Homes 4 Rent, Class A	1,076,369	29,417,176
	American Tower Corp.	1,735,168	402,107,832
	Apartment Investment & Management Co., Class A	596,218	31,426,658
#	Apple Hospitality REIT, Inc.	852,188	12,799,864
	Ashford Hospitality Trust, Inc.	387,661	953,646
	AvalonBay Communities, Inc.	545,728	118,253,800
	Bluerock Residential Growth REIT, Inc.	95,192	1,098,516
	Boston Properties, Inc.	604,073	86,593,865
	Braemar Hotels & Resorts, Inc.	108,005	861,880
	Brandywine Realty Trust	704,153	10,998,870
	Brixmor Property Group, Inc.	1,194,784	23,847,889
#	Brookfield Property REIT, Inc., Class A	813,667	15,020,301
	BRT Apartments Corp.	7,932	136,668
	Camden Property Trust	387,011	43,511,647
	CareTrust REIT, Inc.	412,709	9,153,886
#	CBL & Associates Properties, Inc.	691,067	580,496
	Cedar Realty Trust, Inc.	357,894	930,524
#	Chatham Lodging Trust	206,262	3,372,384
	Clipper Realty, Inc.	2,340	24,944
	Columbia Property Trust, Inc.	531,223	11,208,805
	Community Healthcare Trust, Inc.	54,458	2,568,784
	Condor Hospitality Trust, Inc.	5,385	58,158
	CorePoint Lodging, Inc.	169,879	1,554,393
	CoreSite Realty Corp.	150,503	17,676,577
	Corporate Office Properties Trust	443,643	13,207,252
	Cousins Properties, Inc.	585,604	23,968,773
	Crown Castle International Corp.	1,611,774	241,508,216
	CubeSmart	772,944	24,479,136
	CyrusOne, Inc.	447,597	27,236,277
	DiamondRock Hospitality Co.	909,753	8,797,312
#	Digital Realty Trust, Inc.	816,484	100,419,343
	Diversified Healthcare Trust REIT	1,081,086	8,345,984
#	Douglas Emmett, Inc.	667,783	27,712,994
	Duke Realty Corp.	1,468,720	53,329,223
	Easterly Government Properties, Inc.	303,851	7,356,233
	EastGroup Properties, Inc.	155,450	21,152,081
	Empire State Realty Trust, Inc., Class A	646,694	8,769,171
	EPR Properties	313,319	22,361,577
	Equinix, Inc.	333,432	196,634,853
	Equity Commonwealth	486,894	15,965,254
	Equity LifeStyle Properties, Inc.	691,343	50,295,203
#	Equity Residential	1,443,669	119,940,021
	Essential Properties Realty Trust, Inc.	162,330	4,481,931
	Essex Property Trust, Inc.	258,189	79,976,625
	Extra Space Storage, Inc.	517,523	57,279,446

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
#	Federal Realty Investment Trust	301,846	$37,736,787
	First Industrial Realty Trust, Inc.	502,451	21,454,658
*	Five Star Senior Living, Inc.	34,838	157,816
	Four Corners Property Trust, Inc.	302,413	9,160,090
	Franklin Street Properties Corp.	436,918	3,320,577
	Gaming and Leisure Properties, Inc.	814,971	38,511,455
	Getty Realty Corp.	152,744	4,814,491
	Gladstone Commercial Corp.	133,474	2,845,666
	Global Medical REIT, Inc.	70,167	1,024,438
	Global Net Lease, Inc.	369,483	7,659,389
	Healthcare Realty Trust, Inc.	532,911	19,216,771
	Healthcare Trust of America, Inc., Class A	818,932	26,230,392
	Healthpeak Properties, Inc.	1,982,493	71,349,923
	Hersha Hospitality Trust	160,026	2,075,537
	Highwoods Properties, Inc.	414,292	20,760,172
	Host Hotels & Resorts, Inc.	2,948,309	48,175,369
	Hudson Pacific Properties, Inc.	618,763	22,485,847
	Independence Realty Trust, Inc.	364,915	5,353,305
	Industrial Logistics Properties Trust	247,334	5,661,478
	Investors Real Estate Trust	51,635	3,805,500
	Invitation Homes, Inc.	1,956,943	61,584,992
#	Iron Mountain, Inc.	1,147,637	36,276,806
	JBG SMITH Properties	508,845	20,633,644
	Kilroy Realty Corp.	423,624	34,978,634
	Kimco Realty Corp.	1,687,550	32,147,827
	Kite Realty Group Trust	388,239	6,677,711
	Lamar Advertising Co., Class A	344,799	32,000,795
	Lexington Realty Trust	883,657	9,782,083
	Liberty Property Trust	632,260	39,611,089
	Life Storage, Inc.	189,308	21,425,879
	LTC Properties, Inc.	181,767	8,390,365
#	Macerich Co. (The)	456,429	10,182,931
	Mack-Cali Realty Corp.	405,516	8,905,131
	Medical Properties Trust, Inc.	1,861,946	41,242,104
#	MGM Growth Properties LLC, Class A	456,903	14,593,482
	Mid-America Apartment Communities, Inc.	455,808	62,541,350
	Monmouth Real Estate Investment Corp.	368,899	5,396,992
	National Health Investors, Inc.	173,866	14,670,813
	National Retail Properties, Inc.	685,991	38,415,496
	National Storage Affiliates Trust	236,674	8,082,417
	New Senior Investment Group, Inc.	345,191	2,630,355
	NexPoint Residential Trust, Inc.	71,520	3,490,176
#	Office Properties Income Trust	211,819	7,208,201
	Omega Healthcare Investors, Inc.	895,273	37,556,709
	One Liberty Properties, Inc.	55,567	1,519,202
	Outfront Media, Inc.	573,155	17,045,630
	Paramount Group, Inc.	828,171	11,644,084
	Park Hotels & Resorts, Inc.	958,721	21,034,341
#	Pebblebrook Hotel Trust	588,679	13,963,455
#	Pennsylvania Real Estate Investment Trust	299,684	1,180,755
	Physicians Realty Trust	752,090	14,552,941
	Piedmont Office Realty Trust, Inc., Class A	576,916	13,378,682
	Plymouth Industrial REIT, Inc.	1,268	23,357
	Prologis, Inc.	2,458,318	228,328,583
	PS Business Parks, Inc.	82,353	13,799,069
	Public Storage	614,993	137,610,834
	QTS Realty Trust, Inc., Class A	231,329	13,157,994
	Realty Income Corp.	1,269,150	99,514,051
	Regency Centers Corp.	669,683	41,547,108

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Retail Opportunity Investments Corp.	535,571	$8,874,411
#	Retail Properties of America, Inc., Class A	877,404	10,660,459
	Retail Value, Inc.	66,182	2,175,414
	Rexford Industrial Realty, Inc.	438,681	21,140,037
	RLJ Lodging Trust	682,141	10,614,111
	RPT Realty	364,153	5,079,934
	Ryman Hospitality Properties, Inc.	208,267	17,708,943
	Sabra Health Care REIT, Inc.	807,937	17,370,645
	Saul Centers, Inc.	45,769	2,260,073
	SBA Communications Corp.	443,093	110,578,289
#	Seritage Growth Properties	124,871	4,585,263
	Service Properties Trust	657,174	14,181,815
	Simon Property Group, Inc.	1,214,648	161,730,381
	SITE Centers Corp.	688,339	8,748,795
	SL Green Realty Corp.	357,734	32,925,837
	Sotherly Hotels, Inc.	15,008	93,800
*»	Spirit MTA REIT	183,367	140,753
	Spirit Realty Capital, Inc.	398,082	21,010,779
	STAG Industrial, Inc.	486,636	15,689,145
	STORE Capital Corp.	894,204	35,097,507
	Summit Hotel Properties, Inc.	456,389	5,061,354
	Sun Communities, Inc.	359,517	58,302,872
	Sunstone Hotel Investors, Inc.	897,939	11,385,867
#	Tanger Factory Outlet Centers, Inc.	425,847	6,230,142
	Taubman Centers, Inc.	265,528	7,015,250
	Terreno Realty Corp.	264,843	15,164,910
	UDR, Inc.	1,171,036	56,104,335
	UMH Properties, Inc.	144,040	2,275,832
#	Uniti Group, Inc.	646,007	4,089,224
	Universal Health Realty Income Trust	55,252	6,815,334
	Urban Edge Properties	545,112	10,024,610
	Urstadt Biddle Properties, Inc.	6,002	105,035
	Urstadt Biddle Properties, Inc., Class A	125,490	2,844,858
	Ventas, Inc.	1,449,040	83,841,454
	VEREIT, Inc.	4,267,263	41,648,487
	Vornado Realty Trust	686,501	45,151,171
#	Washington Prime Group, Inc.	789,156	2,375,360
	Washington Real Estate Investment Trust	366,248	11,148,589
	Weingarten Realty Investors	488,155	14,205,311
	Welltower, Inc.	1,585,677	134,639,834
#*	Wheeler Real Estate Investment Trust, Inc.	11,939	20,774
	Whitestone REIT	155,921	2,042,565
	WP Carey, Inc.	688,415	57,909,470
	Xenia Hotels & Resorts, Inc.	485,210	9,068,575
TOTAL UNITED STATES			4,698,734,540
VIRGIN ISLANDS, U.S. — (0.0%)
	Front Yard Residential Corp.	97,906	1,050,531
TOTAL COMMON STOCKS			4,702,062,610
AFFILIATED INVESTMENT COMPANIES — (48.2%)
UNITED STATES — (48.2%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	654,921,963	3,261,511,374

DFA Global Real Estate Securities Portfolio
CONTINUED
	Shares	Value†

UNITED STATES — (Continued)
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	30,092,631	$1,248,543,274
TOTAL INVESTMENT SECURITIES (Cost $7,657,628,790)		9,212,117,258

SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	12,596,344	145,764,891
TOTAL INVESTMENTS — (100.0%)
(Cost $7,803,373,941)^^			$9,357,882,149
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$2,277,539	—	—	$2,277,539
United States	4,698,593,787	$140,753	—	4,698,734,540
Virgin Islands, U.S.	1,050,531	—	—	1,050,531
Affiliated Investment Companies	4,510,054,648	—	—	4,510,054,648
Securities Lending Collateral	—	145,764,891	—	145,764,891
TOTAL	$9,211,976,505	$145,905,644	—	$9,357,882,149

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.4%)
AUSTRALIA — (6.4%)
	A2B Australia, Ltd.	2,218,430	$2,176,039
	Accent Group, Ltd.	2,832,257	3,183,975
	Adelaide Brighton, Ltd.	107,081	258,592
#*	Ainsworth Game Technology, Ltd.	1,261,717	616,426
*	Alkane Resources, Ltd.	1,007,432	535,926
#	Alliance Aviation Services, Ltd.	108,710	189,291
	Ansell, Ltd.	1,557,967	32,931,175
#	AP Eagers, Ltd.	1,441,936	8,586,173
#	ARQ Group, Ltd.	339,568	81,849
	Austal, Ltd.	3,549,335	9,166,808
*	Austin Engineering, Ltd.	647,686	90,518
*	Australian Agricultural Co., Ltd.	436,755	324,591
	Australian Pharmaceutical Industries, Ltd.	10,148,266	8,875,000
	Australian Vintage, Ltd.	611,053	206,814
	Auswide Bank, Ltd.	10,475	43,066
	AVJennings, Ltd.	1,149,935	467,268
#	Bank of Queensland, Ltd.	3,682,186	18,720,568
*	Base Resources, Ltd.	450,006	70,285
#	Bega Cheese, Ltd.	984,005	2,851,040
	Bell Financial Group, Ltd.	72,232	65,771
#	Bingo Industries, Ltd.	4,358,436	8,048,307
	Brickworks, Ltd.	819,411	10,831,019
#	BWX, Ltd.	1,018,026	2,816,231
*	Cardno, Ltd.	125,633	33,037
	Cedar Woods Properties, Ltd.	660,275	3,516,257
#	Clean Seas Seafood, Ltd.	71,657	35,267
	Cleanaway Waste Management, Ltd.	45,703,138	61,725,325
*	ClearView Wealth, Ltd.	40,244	11,337
	CSR, Ltd.	11,088,840	35,548,667
	Decmil Group, Ltd.	2,820,301	767,090
#	Domain Holdings Australia, Ltd.	3,170,896	7,946,315
	Downer EDI, Ltd.	8,770,613	42,963,272
	DWS, Ltd.	176,523	127,071
#*	Eclipx Group, Ltd.	3,570,613	3,786,486
	Elanor Investor Group	274,997	397,316
#*	Energy World Corp., Ltd.	677,220	32,308
	Enero Group, Ltd.	11,447	15,217
	EQT Holdings, Ltd.	37,663	783,107
	Estia Health, Ltd.	4,999,180	8,167,470
	EVENT Hospitality and Entertainment, Ltd.	1,244,813	10,700,199
*	Experience Co., Ltd.	311,257	44,910
	Finbar Group, Ltd.	11,796	6,793
*	Fleetwood Corp., Ltd.	1,153,486	1,610,457
	FlexiGroup, Ltd.	6,446,432	8,951,158
	G8 Education, Ltd.	8,580,587	10,883,835
#	Genworth Mortgage Insurance Australia, Ltd.	5,831,738	14,212,928
#*	GrainCorp, Ltd., Class A	5,646,525	31,340,987
#	Grange Resources, Ltd.	3,384,131	530,411
	GTN, Ltd.	74,832	40,595
	Healius, Ltd.	8,413,289	16,467,581
#	Helloworld Travel, Ltd.	81,061	228,328
*	Horizon Oil, Ltd.	3,457,188	286,339
#	HT&E, Ltd.	4,134,487	4,699,697
	Huon Aquaculture Group, Ltd.	15,690	47,142
	IGO, Ltd.	10,309,160	41,635,784

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Imdex, Ltd.	579,346	$559,986
*	IMF Bentham, Ltd.	339,242	1,068,103
*	Intega Group, Ltd.	819,378	234,277
#	IOOF Holdings, Ltd.	5,994,876	31,237,535
	IVE Group, Ltd.	603,310	930,946
#	Japara Healthcare, Ltd.	3,092,954	1,992,952
#	K&S Corp., Ltd.	63,580	69,410
*	Kingsgate Consolidated, Ltd.	1,085,116	410,183
	Link Administration Holdings, Ltd.	642,214	2,893,883
	MACA, Ltd.	5,375,658	3,434,171
	Macmahon Holdings, Ltd.	8,295,683	1,522,935
*	MaxiTRANS Industries, Ltd.	861,120	123,469
#*	Mayne Pharma Group, Ltd.	33,362,156	10,011,517
	McPherson's, Ltd.	2,294,890	4,138,700
*	Medusa Mining, Ltd.	85,118	44,649
#	Metcash, Ltd.	12,695,329	22,000,288
	Michael Hill International, Ltd.	13,999	5,990
#	Michael Hill International, Ltd.	402,866	170,245
#	Mineral Resources, Ltd.	448,771	5,045,517
	Monash IVF Group, Ltd.	1,964,801	1,299,773
	Money3 Corp., Ltd.	2,185,256	3,570,002
	Mortgage Choice, Ltd.	116,497	102,868
*	Motorcycle Holdings, Ltd.	43,592	56,817
	Mount Gibson Iron, Ltd.	11,093,858	6,655,461
#*	Myer Holdings, Ltd.	9,976,759	2,909,076
	MyState, Ltd.	622,188	2,258,975
	Navigator Global Investments, Ltd.	2,271,862	4,846,634
#	New Energy Solar, Ltd.	93,412	76,784
#	New Hope Corp., Ltd.	2,257,394	2,799,019
#	Nine Entertainment Co. Holdings, Ltd.	20,714,519	25,621,484
	NRW Holdings, Ltd.	1,266,294	2,604,800
#*	Nufarm, Ltd.	4,559,798	16,631,503
	oOh!media, Ltd.	1,588,056	3,568,239
	OZ Minerals, Ltd.	7,939,160	53,029,895
	Pacific Current Group, Ltd.	9,268	39,352
	Paragon Care, Ltd.	702,593	192,536
	Peet, Ltd.	2,800,009	2,524,560
	Perenti Global, Ltd.	14,009,007	14,200,704
*	Perseus Mining, Ltd.	21,468,997	17,077,961
#	Pioneer Credit, Ltd.	88,249	103,466
	Premier Investments, Ltd.	1,789,338	23,529,795
*	Prime Media Group, Ltd.	2,080,604	214,271
	Propel Funeral Partners, Ltd.	73,120	172,788
	QMS Media, Ltd.	832,464	674,790
	Qube Holdings, Ltd.	1,322,508	3,014,546
	Ramelius Resources, Ltd.	5,292,383	4,744,820
#*	Red River Resources, Ltd.	972,353	70,175
	Reject Shop, Ltd. (The)	219,682	712,135
#*	Resolute Mining, Ltd.	7,086,433	5,566,029
	Ridley Corp., Ltd.	6,797,485	4,683,932
	RXP Services, Ltd.	44,884	14,531
	Sandfire Resources, Ltd.	1,805,417	6,631,007
	Select Harvests, Ltd.	1,999,432	11,347,088
#*	Senex Energy, Ltd.	4,019,105	832,070
	Servcorp, Ltd.	356,642	1,052,721
*	Seven West Media, Ltd.	12,709,414	2,091,894
	Sigma Healthcare, Ltd.	9,466,457	3,776,621
*	Silver Lake Resources, Ltd.	378,116	418,966
#	Sims, Ltd.	4,106,798	29,004,541

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Southern Cross Electrical Engineering, Ltd.	60,795	$25,008
	Southern Cross Media Group, Ltd.	11,911,696	6,915,741
#	SpeedCast International, Ltd.	59,723	31,093
	SRG Global, Ltd.	228,341	62,130
	Star Entertainment Grp, Ltd. (The)	4,295,261	11,861,620
	Sunland Group, Ltd.	4,200,389	4,958,839
	Super Retail Group, Ltd.	1,176,170	7,323,251
#*	Superloop, Ltd.	335,005	195,323
	Tassal Group, Ltd.	5,061,893	14,476,921
	Tribune Resources, Ltd.	32,843	127,542
	Village Roadshow, Ltd.	2,811,569	7,565,075
*	Virgin Australia Holdings, Ltd.	21,587,777	2,097,614
	Virtus Health, Ltd.	1,501,000	4,314,499
	Vita Group, Ltd.	657,915	518,367
*	Vocus Group, Ltd.	10,225,916	22,918,017
#	Webster, Ltd.	63,484	84,450
	Western Areas, Ltd.	6,335,753	10,721,517
*	Westgold Resources, Ltd.	2,151,758	3,200,741
	Whitehaven Coal, Ltd.	4,330,576	7,162,749
	WPP AUNZ, Ltd.	7,942,002	3,055,502
TOTAL AUSTRALIA			870,912,802
AUSTRIA — (0.9%)
	Agrana Beteiligungs AG	372,236	7,915,568
#	Austria Technologie & Systemtechnik AG	523,625	11,527,378
	EVN AG	358,922	7,082,057
	Oberbank AG	35,921	3,824,931
#	POLYTEC Holding AG	19,934	176,955
#	Porr AG	19,492	339,771
#	Rosenbauer International AG	1,276	59,396
#*	Semperit AG Holding	9,855	133,356
	Strabag SE	381,273	12,717,867
	UNIQA Insurance Group AG	2,235,394	21,139,951
	Vienna Insurance Group AG Wiener Versicherung Gruppe	517,008	13,955,538
#	voestalpine AG	62,892	1,522,981
	Wienerberger AG	1,407,455	39,932,704
*	Zumtobel Group AG	139,666	1,370,823
TOTAL AUSTRIA			121,699,276
BELGIUM — (1.5%)
	Ackermans & van Haaren NV	385,506	61,753,289
	Banque Nationale de Belgique	2,665	6,912,990
	Bekaert SA	941,768	23,909,021
	Cie d'Entreprises CFE	32,479	3,541,675
	Deceuninck NV	1,532,255	3,368,629
	D'ieteren SA	398,211	25,702,697
	Euronav NV	3,368,136	33,466,300
	Gimv NV	221,144	13,626,263
	Immobel SA	36,081	3,056,533
	Jensen-Group NV	6,727	256,203
	Ontex Group NV	301,007	5,455,698
	Orange Belgium SA	59,628	1,212,389
	Recticel SA	932,279	7,959,144
	Roularta Media Group NV	10,995	202,904
	Sioen Industries NV	15,135	363,236
#	Sipef NV	90,457	5,214,182
*	Tessenderlo Group SA	181,219	6,097,065

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Viohalco SA	35,319	$142,850
TOTAL BELGIUM			202,241,068
CANADA — (9.2%)
#	Acadian Timber Corp.	94,020	1,166,547
#*	Advantage Oil & Gas, Ltd.	4,030,853	6,731,287
	Aecon Group, Inc.	1,104,291	14,360,623
	AGF Management, Ltd., Class B	973,073	5,198,448
	AirBoss of America Corp.	400	2,605
*	Alacer Gold Corp.	7,695,013	36,166,677
	Alamos Gold, Inc., Class A	8,582,130	54,148,999
#	Alaris Royalty Corp.	448,524	7,405,357
#*	Alcanna, Inc.	353,133	1,104,708
	Algoma Central Corp.	294,431	2,854,428
#	ARC Resources, Ltd.	1,657,276	8,791,052
*	Argonaut Gold, Inc.	5,664,043	7,618,253
#*	Asanko Gold, Inc.	382,929	358,797
	AutoCanada, Inc.	7,300	71,930
#*	Baytex Energy Corp.	16,161,192	17,585,097
#	Birchcliff Energy, Ltd.	7,711,260	10,196,996
*	Black Diamond Group, Ltd.	1,129,013	1,646,513
#	Bonavista Energy Corp.	2,036,194	784,690
#	Bonterra Energy Corp.	728,736	1,839,186
	Caledonia Mining Corp. P.L.C.	1,200	12,513
#*	Calfrac Well Services, Ltd.	202,000	148,058
	Cameco Corp.	25,418	205,123
#	Canaccord Genuity Group, Inc.	1,061,300	3,945,592
#	Canadian Western Bank	1,803,684	44,594,635
*	Canfor Corp.	36,206	325,290
	Canfor Pulp Products, Inc.	13,402	85,978
#	CanWel Building Materials Group, Ltd.	209,582	836,174
#*	Capstone Mining Corp.	2,531,115	1,357,935
#	Cardinal Energy, Ltd.	2,914,581	5,109,436
	Cascades, Inc.	2,619,401	22,385,844
*	Celestica, Inc.	18,027	162,964
*	Celestica, Inc.	2,522,179	22,831,876
#*	Centerra Gold, Inc.	6,942,359	55,606,019
	Cervus Equipment Corp.	65,875	421,612
#	CES Energy Solutions Corp.	576,133	848,919
#	Chesswood Group, Ltd.	60,400	456,400
#*	China Gold International Resources Corp., Ltd.	3,341,437	2,853,124
*	Colabor Group, Inc.	49,500	19,824
#*	Copper Mountain Mining Corp.	2,151,838	1,073,155
	Corus Entertainment, Inc., Class B	1,934,294	7,337,280
	Crescent Point Energy Corp.	5,354,849	17,641,788
	Crescent Point Energy Corp.	100,092	329,303
#*	Crew Energy, Inc.	3,090,149	1,027,403
*	Detour Gold Corp.	4,085,189	73,159,271
	Dorel Industries, Inc., Class B	400,175	1,566,349
	DREAM Unlimited Corp., Class A	262,996	2,323,125
*	Dundee Precious Metals, Inc.	3,585,798	16,555,256
	Dynacor Gold Mines, Inc.	34,000	44,446
	ECN Capital Corp.	2,145,272	9,077,772
	E-L Financial Corp., Ltd.	4,859	2,988,685
	Element Fleet Management Corp.	640,879	6,155,034
#	Enerflex, Ltd.	2,103,145	16,082,687
#	Enerplus Corp.	1,116,354	5,693,962
	Enerplus Corp.	376,787	1,921,614
	Ensign Energy Services, Inc.	2,862,129	5,103,993

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Equitable Group, Inc.	286,784	$22,829,601
	Exco Technologies, Ltd.	257,040	1,456,702
#*	Fortuna Silver Mines, Inc.	3,271,435	12,829,642
*	Fortuna Silver Mines, Inc.	282,736	1,108,325
#	Freehold Royalties, Ltd.	225,970	1,205,492
	Frontera Energy Corp.	229,888	1,634,612
*	Gear Energy, Ltd.	1,206,300	350,934
*	Genesis Land Development Corp.	29,263	47,983
#	Genworth MI Canada, Inc.	1,187,267	52,392,620
	GoldMoney, Inc.	8,200	11,339
#*	Gran Tierra Energy, Inc.	9,095,709	9,072,341
	Guardian Capital Group, Ltd., Class A	53,337	1,111,557
#*	Guyana Goldfields, Inc.	1,084,676	581,925
*	Heroux-Devtek, Inc.	193,644	2,908,903
#	High Arctic Energy Services, Inc.	434,020	616,562
#	High Liner Foods, Inc.	225,034	1,406,250
#*	Home Capital Group, Inc.	1,461,551	34,843,535
#	Horizon North Logistics, Inc.	2,318,536	1,786,993
#	Hudbay Minerals, Inc.	6,379,720	19,572,059
*	IAMGOLD Corp.	12,353,718	36,872,590
*	Interfor Corp.	1,047,293	11,087,030
*	Intertain Group, Ltd. (The)	113,578	637,349
*	IPL Plastics, Inc.	50,380	328,151
#*	Kelt Exploration, Ltd.	1,488,191	4,273,181
*	Knight Therapeutics, Inc.	201,515	1,195,325
	KP Tissue, Inc.	18,400	147,378
#	Laurentian Bank of Canada	1,517,299	49,242,853
*	Leagold Mining Corp.	93,200	256,346
	Linamar Corp.	1,014,649	33,428,061
	Magellan Aerospace Corp.	29,400	312,794
*	Major Drilling Group International, Inc.	755,466	3,133,979
	Martinrea International, Inc.	2,503,814	24,406,227
*	Mav Beauty Brands, Inc.	3,600	11,493
	Mediagrif Interactive Technologies, Inc.	2,894	15,089
*	MEG Energy Corp.	8,107,749	41,414,828
	Melcor Developments, Ltd.	103,420	998,721
#	Mullen Group, Ltd.	216,696	1,478,589
#	Neo Performance Materials, Inc.	40,602	334,413
#*	NuVista Energy, Ltd.	2,953,778	4,754,078
#*	Obsidian Energy, Ltd.	307,858	211,690
	OceanaGold Corp.	11,771,128	24,638,072
#*	Painted Pony Energy, Ltd.	1,179,002	507,807
	Pan American Silver Corp.	352,936	8,112,686
#*	Paramount Resources, Ltd., Class A	881,939	4,025,170
#	Peyto Exploration & Development Corp.	1,759,053	3,841,366
*	PHX Energy Services Corp.	22,036	40,296
	Pizza Pizza Royalty Corp.	407,783	2,998,133
	Polaris Infrastructure, Inc.	320,574	3,493,031
*	Precision Drilling Corp.	11,030,949	13,003,083
#*	Premier Gold Mines, Ltd.	827,825	994,591
#	Quarterhill, Inc.	1,128,108	1,653,717
	Reitmans Canada, Ltd., Class A	624,437	434,096
#	Rocky Mountain Dealerships, Inc.	416,795	2,028,230
#*	Roots Corp.	119,700	169,139
	Secure Energy Services, Inc.	69,800	239,980
*	SEMAFO, Inc.	3,590,631	7,569,790
*	Seven Generations Energy, Ltd., Class A	1,102,799	5,533,161
	ShawCor, Ltd.	44,600	354,535
*	Sierra Metals, Inc.	7,900	12,655

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Sierra Wireless, Inc.	224,405	$2,165,371
*	SSR Mining, Inc.	781,395	14,312,385
*	Storm Resources, Ltd.	267,896	299,597
*	Strad, Inc.	91,250	124,112
#	Stuart Olson, Inc.	409,528	671,510
#	Surge Energy, Inc.	7,540,949	5,698,163
*	Tamarack Valley Energy, Ltd.	5,463,138	6,976,502
*	Taseko Mines, Ltd.	469,187	216,264
#*	Teranga Gold Corp.	2,992,942	17,029,509
#	Tidewater Midstream and Infrastructure, Ltd.	1,608,420	1,312,599
#	Timbercreek Financial Corp.	721,052	5,486,621
	TMX Group, Ltd.	55,385	5,124,598
#	TORC Oil & Gas, Ltd.	5,678,572	16,477,041
*	Torex Gold Resources, Inc.	1,138,168	15,661,206
#	Total Energy Services, Inc.	483,785	1,974,036
#	Tourmaline Oil Corp.	332,530	3,354,447
	TransAlta Corp.	6,433,316	48,028,685
	Transcontinental, Inc., Class A	818,387	9,622,262
	TransGlobe Energy Corp.	654,041	835,219
#*	Trevali Mining Corp.	26,507	3,906
#*	Trican Well Service, Ltd.	845,558	664,485
	Uni-Select, Inc.	217,843	1,998,348
	Vermilion Energy, Inc.	35,844	517,229
	VersaBank	32,629	183,436
	Wajax Corp.	74,467	838,978
#	Western Forest Products, Inc.	697,131	563,647
#	Whitecap Resources, Inc.	13,149,165	47,891,020
	Yamana Gold, Inc.	19,985,604	81,398,221
#*	Yangarra Resources, Ltd.	495,406	419,265
#*	Yellow Pages, Ltd.	10,549	82,103
TOTAL CANADA			1,258,208,475
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	2,958,625	1,100,432
	China Flavors & Fragrances Co., Ltd.	3,149,291	524,377
	K Wah International Holdings, Ltd.	289,000	140,866
TOTAL CHINA			1,765,675
DENMARK — (1.7%)
	Alm Brand A.S.	1,697,199	15,028,821
	BankNordik P/F	9,794	169,035
	Brodrene Hartmann A.S.	13,776	615,163
	D/S Norden A.S.	27,568	371,337
#	DFDS A.S.	299,055	12,558,884
*	Drilling Co. of 1972 A.S.	23,646	1,319,664
	FLSmidth & Co. A.S.	416,851	14,234,511
	GronlandsBANKEN A.S.	1,526	120,017
*	H+H International A.S., Class B	54,941	1,047,361
*	Harboes Bryggeri A.S., Class B	25,276	233,828
*	Jyske Bank A.S.	1,619,167	61,569,922
	Matas A.S.	566,271	5,344,904
	Parken Sport & Entertainment A.S.	24,854	379,321
	Per Aarsleff Holding A.S.	466,654	14,184,344
	Ringkjoebing Landbobank A.S.	116,852	8,681,109
	Scandinavian Tobacco Group A.S., Class A	761,650	9,959,940
	Schouw & Co., A.S.	338,098	27,671,386
	Solar A.S., Class B	37,884	1,806,056
	Spar Nord Bank A.S.	1,937,993	18,770,687

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#	Sydbank A.S.	1,763,648	$38,376,389
*	TORM P.L.C.	209,915	1,821,516
	United International Enterprises, Ltd.	8,535	1,713,667
*	Vestjysk Bank A.S.	99,400	48,769
TOTAL DENMARK			236,026,631
FINLAND — (2.2%)
	Ahlstrom-Munksjo Oyj	308,032	5,134,760
	Aktia Bank Oyj	365,796	3,873,788
	Asiakastieto Group Oyj	303	11,469
	Aspo Oyj	54,847	486,704
	Atria Oyj	292,596	3,116,962
#	Cargotec Oyj, Class B	1,064,031	39,366,403
	Cramo Oyj	905,793	13,753,969
	Digia Oyj	71,398	363,160
	Finnair Oyj	1,760,953	10,280,616
#	Fiskars Oyj Abp	129,805	1,732,058
#*	HKScan Oyj, Class A	460,227	1,169,149
	Kemira Oyj	2,897,250	43,770,896
	Kesko Oyj, Class B	675,526	45,669,570
	Konecranes Oyj	1,016,437	30,638,414
#	Metsa Board Oyj	4,956,737	30,019,969
#	Nokian Renkaat Oyj	882,746	23,736,069
	Oriola Oyj, Class A	12,660	29,884
	Oriola Oyj, Class B	404,231	961,102
	Outokumpu Oyj	565,419	1,942,274
	Pihlajalinna Oyj	4,033	68,454
	Raisio Oyj, Class V	1,610,010	6,566,816
	Rapala VMC Oyj	20,345	67,248
	Sanoma Oyj	846,384	10,132,568
	Teleste Oyj	42,681	260,447
#	Uponor Oyj	166,323	2,250,316
#	YIT Oyj	2,942,736	21,007,382
TOTAL FINLAND			296,410,447
FRANCE — (4.2%)
	Actia Group	251,092	1,122,663
#	AKWEL	140,746	2,920,641
	Albioma SA	388,892	12,947,962
	Altamir	343,540	6,534,321
	Assystem SA	60,377	2,101,266
	Axway Software SA	28,393	366,166
	Beneteau SA	105,981	1,136,687
	Bigben Interactive	138,549	2,152,547
	Bonduelle SCA	273,570	6,524,319
	Burelle SA	6,759	5,608,989
#	Casino Guichard Perrachon SA	875,911	35,593,878
*	CGG SA	13,536,272	38,035,871
	Cie des Alpes	214,671	7,159,115
*	Coface SA	1,151,477	14,188,808
	Derichebourg SA	1,684,750	6,110,435
#	Elior Group SA	263,431	3,693,332
	Elis SA	2,854,319	55,579,813
#	Eramet	222,784	9,346,195
#	Etablissements Maurel et Prom SA	841,260	2,360,661
#	Europcar Mobility Group	407,579	1,653,158
#	Eutelsat Communications SA	518,009	7,763,991
	Exel Industries, Class A	958	47,022

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Faurecia SE	37,772	$1,799,706
#	Fleury Michon SA	26,553	851,417
*	Fnac Darty S.A.	85,963	4,188,364
	Gaumont SA	15,261	1,995,774
	Gevelot SA	3,052	666,333
	GL Events	251,938	5,910,562
	Groupe Crit	12,201	930,673
	Groupe Open	37,982	512,624
	Groupe SFPI	140,840	263,819
	Haulotte Group SA	54,617	291,154
	HEXAOM	607	24,353
#	Iliad SA	34,639	4,546,060
	Imerys SA	21,625	933,525
	IPSOS	811,573	26,295,022
	Jacquet Metal Service SA	299,841	4,680,789
	Korian SA	998,739	45,563,118
	Laurent-Perrier	1,053	95,711
	Le Belier	1,874	75,106
	LISI	160,330	4,875,837
	Maisons du Monde SA	72,014	954,465
	Manutan International	32,413	2,311,344
	Mersen SA	357,588	11,715,068
*	Mr Bricolage SA	23,839	98,708
	Nexans SA	670,803	32,635,412
	Nexity SA	537,965	25,971,933
	NRJ Group	10,321	71,293
#*	OL Groupe SA	102,090	341,799
#*	Pierre & Vacances SA	91,262	2,483,494
#	Plastivaloire	152,735	1,099,048
	PSB Industries SA	8,980	186,554
	Quadient	795,785	19,142,474
#	Rallye SA	56,369	549,135
	Rexel SA	7,556,241	90,388,455
	Rothschild & Co.	273,357	7,340,703
	Samse SA	990	183,455
	Savencia SA	133,933	9,227,187
	Seche Environnement SA	56,929	2,592,396
	SES SA	119,695	1,468,986
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	42,807	2,809,087
#	Television Francaise 1	1,432,494	10,784,615
	Total Gabon	8,803	1,309,422
	Vicat SA	339,052	14,143,399
	VIEL & Cie SA	25,721	136,450
	Vilmorin & Cie SA	117,402	5,690,767
	Vranken-Pommery Monopole SA	58,403	1,200,300
TOTAL FRANCE			572,283,736
GERMANY — (5.5%)
#	1&1 Drillisch AG	13,213	323,931
	7C Solarparken AG	116,352	488,716
	Aareal Bank AG	1,880,185	61,572,941
*	ADVA Optical Networking SE	1,251,022	10,321,909
#	Allgeier SE	4,339	157,122
	Aurubis AG	1,214,955	66,104,133
	Bauer AG	308,024	5,439,569
#	BayWa AG	341,289	10,028,480
#	Bertrandt AG	6,267	362,791
	Bijou Brigitte AG	40,495	2,239,858
	Bilfinger SE	269,271	9,498,481

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Borussia Dortmund GmbH & Co. KGaA	1,083,130	$10,581,914
	CENTROTEC Sustainable AG	59,071	898,000
	comdirect bank AG	29,707	457,631
#	Corestate Capital Holding SA	181,869	7,978,508
	CropEnergies AG	516,351	5,765,716
	Deutsche Beteiligungs AG	209,645	8,826,673
	Deutsche Pfandbriefbank AG	3,043,301	49,017,045
	Deutz AG	3,444,767	17,990,914
*	Dialog Semiconductor P.L.C.	711,390	31,249,122
	DMG Mori AG	96,327	4,538,437
	Draegerwerk AG & Co. KGaA	61,207	2,787,291
#	Duerr AG	27,721	829,938
	Elmos Semiconductor AG	295,837	9,159,254
#*	ElringKlinger AG	389,813	2,648,613
	First Sensor AG	22,818	972,161
	FORTEC Elektronik AG	1,354	29,553
	Francotyp-Postalia Holding AG, Class A	11,503	45,512
#	Freenet AG	350,650	7,778,598
	Gerresheimer AG	1,738	137,481
	Gesco AG	108,939	2,292,978
	GFT Technologies SE	53,308	781,953
	Grammer AG	6,115	209,968
*	H&R GmbH & Co. KGaA	229,575	1,272,696
#	Hapag-Lloyd AG	18,895	1,551,570
#*	Heidelberger Druckmaschinen AG	4,978,947	4,913,352
	Hella GmbH & Co KGaA	574,706	27,009,939
	Highlight Communications AG	11,679	56,199
#	HolidayCheck Group AG	67,608	175,033
	Hornbach Baumarkt AG	135,720	2,975,722
	Hornbach Holding AG & Co. KGaA	79,897	5,047,643
	Indus Holding AG	372,883	15,187,102
#	K+S AG	5,143,450	49,914,829
	KION Group AG	72,581	4,542,978
	Kloeckner & Co. SE	2,667,779	16,942,585
#	Koenig & Bauer AG	90,954	2,411,137
	Krones AG	55,473	4,188,904
	KSB SE & Co. KGaA	5,771	1,990,268
	KWS Saat SE & Co., KGaA	32,989	2,037,055
	Lanxess AG	892,741	53,540,477
	Leifheit AG	75,452	1,995,152
#*	Leoni AG	383,454	4,477,090
#*	Manz AG	11,841	270,128
	Mediclin AG	647,471	3,721,295
	METRO AG	607,813	8,457,102
	MLP SE	1,290,178	8,041,552
	Nexus AG	66,412	2,527,643
#*	Nordex SE	1,060,559	13,723,502
	Norma Group SE	46,635	1,700,172
	OSRAM Licht AG	1,064,472	53,519,773
#	Patrizia AG	222,441	5,310,029
	PNE AG	1,265,729	6,162,376
	Progress-Werk Oberkirch AG	5,898	158,299
#	QSC AG	2,227,645	2,850,110
	RHOEN-KLINIKUM AG	573,872	10,040,895
	SAF-Holland SA	627,987	4,358,445
#	Salzgitter AG	1,185,586	19,850,951
#*	SGL Carbon SE	162,408	723,436
#	Sixt Leasing SE	111,254	1,645,335
*	SMA Solar Technology AG	92,306	3,396,960

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	SMT Scharf AG	5,372	$59,455
	Softing AG	12,954	106,556
	Software AG	207,645	6,922,371
	Suedzucker AG	89,909	1,519,472
#*	SUESS MicroTec SE	385,011	4,380,325
	Surteco Group SE	98,361	2,435,209
	Takkt AG	301,309	3,955,781
#*	Tele Columbus AG	617,388	2,315,821
#	United Internet AG	79,315	2,564,141
	VERBIO Vereinigte BioEnergie AG	480,200	6,795,414
	Vossloh AG	59,816	2,636,481
#	Wacker Chemie AG	244,940	17,578,387
#	Wacker Neuson SE	761,165	12,220,831
	Wuestenrot & Wuerttembergische AG	149,198	3,164,438
	Zeal Network SE	23,602	594,221
TOTAL GERMANY			745,451,828
GREECE — (0.0%)
	Tropea Holding SA	4,581	1,905
HONG KONG — (2.5%)
	Aeon Credit Service Asia Co., Ltd.	534,000	413,515
	Aeon Stores Hong Kong Co., Ltd.	306,000	133,002
	Allied Group, Ltd.	1,979,000	9,902,477
	Allied Properties HK, Ltd.	37,878,372	7,062,800
*	Applied Development Holdings, Ltd.	2,995,000	75,780
	Asia Financial Holdings, Ltd.	4,718,106	2,388,539
	Asia Standard Hotel Group, Ltd.	5,534,077	187,668
#	Asia Standard International Group, Ltd.	12,009,503	1,828,705
	Associated International Hotels, Ltd.	1,409,000	3,433,234
#	BOCOM International Holdings Co., Ltd.	3,141,000	432,482
	BOE Varitronix, Ltd.	3,066,000	892,586
*	CCT Fortis Holdings, Ltd.	3,032,000	145,424
	Century City International Holdings, Ltd.	27,139,300	1,845,424
	Chen Hsong Holdings	2,234,000	611,547
	Cheuk Nang Holdings, Ltd.	4,875,204	2,309,559
	Chevalier International Holdings, Ltd.	2,760,858	3,893,089
*	China Energy Development Holdings, Ltd.	7,944,000	175,339
	China Star Entertainment, Ltd.	2,270,000	443,521
#*	China Strategic Holdings, Ltd.	46,820,000	185,445
*	China Tonghai International Financial, Ltd.	1,190,000	60,813
	Chinese Estates Holdings, Ltd.	1,166,000	822,780
*	Chinlink International Holdings, Ltd.	720,000	78,730
	Chinney Investments, Ltd.	1,260,000	356,194
	Chong Hing Bank, Ltd.	474,000	751,696
	Chow Sang Sang Holdings International, Ltd.	2,502,000	2,921,326
	Chuang's China Investments, Ltd.	27,924,415	1,513,965
	Chuang's Consortium International, Ltd.	23,541,520	4,022,482
	CITIC Telecom International Holdings, Ltd.	3,943,000	1,361,342
	CNQC International Holdings, Ltd.	7,297,500	981,553
	CNT Group, Ltd.	1,526,000	69,688
#	Cowell e Holdings, Inc.	93,000	22,510
	CSI Properties, Ltd.	123,915,476	4,436,600
*	CW Group Holdings, Ltd.	1,696,500	9,458
	Dah Sing Banking Group, Ltd.	8,531,088	10,863,992
	Dah Sing Financial Holdings, Ltd.	3,744,556	13,462,271
	Dickson Concepts International, Ltd.	1,740,000	1,066,885
	Eagle Nice International Holdings, Ltd.	2,254,000	800,699
	EcoGreen International Group, Ltd.	3,201,840	574,918

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Emperor Capital Group, Ltd.	50,910,000	$1,110,992
	Emperor Entertainment Hotel, Ltd.	11,255,000	2,007,667
	Emperor International Holdings, Ltd.	34,712,333	6,791,288
	Emperor Watch & Jewellery, Ltd.	79,480,000	1,456,820
	Far East Consortium International, Ltd.	29,386,760	12,645,880
	First Pacific Co., Ltd.	26,228,000	8,232,406
*	First Shanghai Investments, Ltd.	2,368,000	112,856
	Fountain SET Holdings, Ltd.	10,354,000	1,595,306
*	Genting Hong Kong, Ltd.	78,000	6,070
#	Get Nice Financial Group, Ltd.	5,013,324	472,874
	Get Nice Holdings, Ltd.	93,838,999	2,429,174
#	Global Brands Group Holding, Ltd.	9,338,398	593,289
	Glorious Sun Enterprises, Ltd.	3,412,000	381,351
	Gold Peak Industries Holdings, Ltd.	7,973,907	789,446
	Golden Resources Development International, Ltd.	12,649,000	1,003,324
*	Good Resources Holdings, Ltd.	500,000	6,120
#*	Goodbaby International Holdings, Ltd.	7,824,000	1,434,123
	Great Eagle Holdings, Ltd.	3,291,591	10,035,957
*	G-Resources Group, Ltd.	73,005,000	487,533
	Guangnan Holdings, Ltd.	5,734,000	534,013
#	Guotai Junan International Holdings, Ltd.	7,339,000	1,241,055
#	Haitong International Securities Group, Ltd.	48,809,789	14,040,516
	Hang Lung Group, Ltd.	1,036,000	2,560,112
	Hanison Construction Holdings, Ltd.	7,470,724	1,060,260
	Harbour Centre Development, Ltd.	2,204,000	3,085,557
	HKR International, Ltd.	20,044,557	8,453,120
	Hon Kwok Land Investment Co., Ltd.	7,146,935	2,746,513
	Hong Kong Economic Times Holdings, Ltd.	64,000	10,818
	Hong Kong Ferry Holdings Co., Ltd.	2,463,000	2,124,595
*	Hong Kong Finance Investment Holding Group, Ltd.	3,520,000	370,831
	Hongkong & Shanghai Hotels, Ltd. (The)	8,255,061	8,290,947
	Hongkong Chinese, Ltd.	20,663,100	2,155,586
#	Hsin Chong Group Holdings, Ltd.	24,822,006	838,948
*	Huan Yue Interactive Holdings, Ltd.	1,405,000	118,416
	Hung Hing Printing Group, Ltd.	7,893,275	1,138,441
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	21,030,000	3,810,198
*	IPE Group, Ltd.	10,775,000	1,071,090
*	IRC, Ltd.	40,150,000	484,208
	IT, Ltd.	112,000	25,093
	Johnson Electric Holdings, Ltd.	1,824,923	4,029,688
	Kader Holdings Co., Ltd.	256,000	22,553
#	Keck Seng Investments	2,818,000	1,703,239
	Kerry Logistics Network, Ltd.	2,465,500	3,933,199
	Kerry Properties, Ltd.	162,000	451,868
	Kingmaker Footwear Holdings, Ltd.	76,000	9,464
	Kowloon Development Co., Ltd.	10,117,277	12,088,236
	Kwoon Chung Bus Holdings, Ltd.	218,000	76,111
	Lai Sun Development Co., Ltd.	7,122,764	8,425,351
	Lai Sun Garment International, Ltd.	7,978,035	9,466,236
*	Landing International Development, Ltd.	126,000	13,409
#	Landsea Green Group Co., Ltd.	220,000	21,738
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,174,500	821,747
*	Lerado Financial Group Co., Ltd.	658,400	2,018
	Li & Fung, Ltd.	19,848,000	1,738,107
	Lippo China Resources, Ltd.	5,018,000	116,007
	Lippo, Ltd.	4,619,500	1,496,432
#	Liu Chong Hing Investment, Ltd.	4,300,000	5,527,408
	Luks Group Vietnam Holdings Co., Ltd.	1,064,642	205,991

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Lung Kee Bermuda Holdings	658,000	$205,978
*	Macau Legend Development, Ltd.	1,420,000	180,171
	Magnificent Hotel Investment, Ltd.	38,616,600	757,595
#	Mason Group Holdings, Ltd.	17,100,400	101,064
*	Midland Holdings, Ltd.	969,969	123,723
	Ming Fai International Holdings, Ltd.	2,748,000	280,724
	Miramar Hotel & Investment	2,271,000	4,223,277
	Modern Dental Group, Ltd.	2,542,000	457,281
	Mongolian Mining Corp.	3,276,374	213,043
	Nanyang Holdings, Ltd.	98,850	606,339
	National Electronics Hldgs	4,869,648	682,297
*	Neo-Neon Holdings, Ltd.	298,000	20,986
#*	NewOcean Energy Holdings, Ltd.	17,786,000	2,515,526
	Oriental Press Group, Ltd.	118,000	8,003
	Oriental Watch Holdings	7,028,000	1,687,843
	Oshidori International Holdings, Ltd.	123,000	12,345
	Pacific Andes International Holdings, Ltd.	88,958,890	313,841
	Pacific Basin Shipping, Ltd.	92,649,000	16,618,081
	Paliburg Holdings, Ltd.	11,071,041	3,707,366
*	PC Partner Group, Ltd.	1,392,000	323,327
	Playmates Holdings, Ltd.	30,957,000	4,359,287
	Pokfulam Development Co., Ltd.	132,000	243,418
	Polytec Asset Holdings, Ltd.	19,035,917	2,321,668
#*	PT International Development Co., Ltd.	3,532,000	168,014
	Public Financial Holdings, Ltd.	4,226,444	1,519,085
*	PYI Corp., Ltd.	22,462,086	216,141
	Regal Hotels International Holdings, Ltd.	8,872,623	4,426,513
	Safety Godown Co., Ltd.	140,000	217,484
*	Samson Holding, Ltd.	1,356,000	63,937
	SAS Dragon Holdings, Ltd.	42,000	13,591
#	SEA Holdings, Ltd.	2,329,368	1,970,073
#	Shangri-La Asia, Ltd.	1,334,000	1,229,646
#	Shenwan Hongyuan HK, Ltd.	815,000	110,738
	Shun Ho Property Investments, Ltd.	271,173	69,398
	Shun Tak Holdings, Ltd.	33,048,546	14,168,225
	Sing Tao News Corp., Ltd.	298,000	45,372
	Singamas Container Holdings, Ltd.	31,688,000	2,924,373
#	Sitoy Group Holdings, Ltd.	4,521,000	560,402
	Soundwill Holdings, Ltd.	1,561,000	1,807,648
*	South China Holdings Co., Ltd.	30,297,751	611,436
	Sun Hung Kai & Co., Ltd.	10,881,688	4,862,586
#	TAI Cheung Holdings, Ltd.	4,733,000	3,745,526
	Tan Chong International, Ltd.	3,879,000	1,098,842
#	Tao Heung Holdings, Ltd.	747,000	118,576
	Television Broadcasts, Ltd.	11,300	17,300
	Tern Properties Co., Ltd.	146,000	85,547
#	Texwinca Holdings, Ltd.	8,008,000	1,693,483
	Tian Teck Land, Ltd.	638,000	577,078
	Transport International Holdings, Ltd.	596,676	1,504,223
	Tsui Wah Holdings, Ltd.	114,000	6,061
#	United Laboratories International Holdings, Ltd. (The)	4,698,000	3,074,922
	Upbest Group, Ltd.	4,920,000	588,268
	Vantage International Holdings, Ltd.	3,602,000	237,344
	Vedan International Holdings, Ltd.	6,156,000	619,715
	Victory City International Holdings, Ltd.	7,225,586	239,558
#	VSTECS Holdings, Ltd.	4,414,000	2,124,924
	Wai Kee Holdings, Ltd.	752,000	435,194
	Wang On Group, Ltd.	115,560,000	1,099,431
	Win Hanverky Holdings, Ltd.	2,240,000	134,303

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Wing On Co. International, Ltd.	2,625,500	$7,236,306
#	Wing Tai Properties, Ltd.	2,608,749	1,637,129
	Wong's International Holdings, Ltd.	70,000	24,307
	Wong's Kong King International	300,000	27,393
TOTAL HONG KONG			337,712,908
IRELAND — (0.1%)
	Bank of Ireland Group P.L.C.	688,201	3,351,694
	C&C Group P.L.C.	2,527,609	11,957,523
	FBD Holdings P.L.C.	81,690	786,564
*	Permanent TSB Group Holdings P.L.C.	109,538	120,164
TOTAL IRELAND			16,215,945
ISRAEL — (0.7%)
	Alrov Properties and Lodgings, Ltd.	5,448	265,130
#	Ashtrom Group, Ltd.	148,271	2,209,269
#	Ashtrom Properties, Ltd.	197,052	1,252,533
#*	Azorim-Investment Development & Construction Co., Ltd.	792,830	1,913,683
	Carasso Motors, Ltd.	110,711	528,935
*	Cellcom Israel, Ltd.	124,170	447,408
*	Cellcom Israel, Ltd.	3,100	11,005
*	Clal Insurance Enterprises Holdings, Ltd.	263,951	3,340,327
	Delta-Galil Industries, Ltd.	2,997	78,503
	Dor Alon Energy in Israel 1988, Ltd.	20,600	536,096
#*	El Al Israel Airlines	2,468,584	684,403
*	Equital, Ltd.	396,256	10,560,178
	First International Bank Of Israel, Ltd.	151,215	4,228,343
	Formula Systems 1985, Ltd.	94,305	6,819,961
	Harel Insurance Investments & Financial Services, Ltd.	2,364,950	16,161,606
	Israel Land Development - Urban Renewal, Ltd.	40,081	545,652
#	Isras Investment Co., Ltd.	3,905	916,678
	Kenon Holdings, Ltd.	56,655	1,168,542
#	Mediterranean Towers, Ltd.	154,966	478,688
	Meitav Dash Investments, Ltd.	205,601	807,709
#	Menora Mivtachim Holdings, Ltd.	489,545	6,501,941
	Migdal Insurance & Financial Holdings, Ltd.	1,663,016	1,344,840
*	Nawi Brothers, Ltd.	6,032	46,851
	Neto ME Holdings, Ltd.	2,442	136,154
	Oil Refineries, Ltd.	26,394,749	11,620,887
	Paz Oil Co., Ltd.	37,089	4,498,446
*	Perion Network, Ltd.	55,322	434,149
	Phoenix Holdings, Ltd. (The)	1,376,509	7,542,517
	Shalag Industries, Ltd.	6,554	16,406
#	Shikun & Binui, Ltd.	430,537	2,109,355
	Summit Real Estate Holdings, Ltd.	471,033	7,028,323
	Union Bank of Israel	485,299	2,855,139
#	YH Dimri Construction & Development, Ltd.	13,530	453,022
TOTAL ISRAEL			97,542,679
ITALY — (4.8%)
	A2A SpA	1,552,838	3,102,034
#*	Aeffe SpA	39,000	66,029
	Anima Holding SpA	4,570,717	21,665,579
*	Arnoldo Mondadori Editore SpA	495,837	1,016,226
	ASTM SpA	210,162	6,138,742
	Autostrade Meridionali SpA	7,652	245,123
	Avio SpA	189,345	3,088,552
	Banca IFIS SpA	224,553	3,560,490

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Banca Popolare di Sondrio SCPA	10,682,163	$23,005,462
	Banca Profilo SpA	2,698,377	615,785
#	Banca Sistema SpA	826,960	1,556,483
#*	Banco BPM SpA	20,531,192	41,978,608
	Banco di Desio e della Brianza SpA	435,527	1,399,345
	BPER Banca	14,354,646	65,930,490
	Buzzi Unicem SpA	3,388	47,574
#	Buzzi Unicem SpA	2,393,474	55,895,795
#	Cairo Communication SpA	1,018,190	2,686,213
	Cementir Holding NV	1,856,183	13,176,467
	CIR-Compagnie Industriali Riunite SpA	10,391,223	12,807,148
	Credito Emiliano SpA	1,487,928	7,831,041
#*	d'Amico International Shipping SA	8,360,198	1,196,758
	Danieli & C Officine Meccaniche SpA	3,461	34,599
#	Danieli & C Officine Meccaniche SpA	331,005	5,423,890
	DeA Capital SpA	2,253,518	3,563,924
*	Elica SpA	101,725	376,173
	Emak SpA	1,211,465	1,109,860
	ERG SpA	864,798	20,437,822
	Esprinet SpA	733,994	3,808,513
#*	Eurotech SpA	121,157	1,018,528
	Falck Renewables SpA	3,301,775	21,481,873
#*	Fincantieri SpA	9,325,547	8,466,903
	FNM SpA	3,951,863	3,236,176
*	GEDI Gruppo Editoriale SpA	2,233,958	1,130,163
#	Geox SpA	298,049	353,881
*	Guala Closures SpA	94,749	737,478
	Hera SpA	160,798	731,373
#*	IMMSI SpA	4,737,322	2,555,971
*	Intek Group SpA	3,169,477	1,051,020
	Italmobiliare SpA	220,583	6,136,876
	IVS Group SA	26,868	275,145
#	La Doria SpA	177,488	1,743,867
	Leonardo SpA	397,306	4,881,294
	Massimo Zanetti Beverage Group SpA	153,538	998,167
	Openjobmetis SpA agenzia per il lavoro	9,549	84,574
#*	OVS SpA	4,336,045	8,252,187
#	Pirelli & C SpA	1,424,272	6,897,913
#	Prima Industrie SpA	23,224	406,449
	Reno de Medici SpA	3,119,026	2,624,363
#	Retelit SpA	3,036,044	4,973,648
	Sabaf SpA	27,453	403,001
	SAES Getters SpA	14,119	452,634
#*	Saipem SpA	13,961,308	57,878,374
#*	Salini Impregilo SpA	4,117,418	6,667,869
	Saras SpA	937,348	1,257,789
	Servizi Italia SpA	48,626	150,524
	Societa Cattolica di Assicurazioni SC	4,984,565	39,417,398
#*	Sogefi SpA	468,779	666,522
#	Unione di Banche Italiane SpA	25,232,083	75,515,755
	Unipol Gruppo SpA	12,113,158	61,675,540
	UnipolSai Assicurazioni SpA	9,845,052	26,360,800
TOTAL ITALY			650,248,780
JAPAN — (24.2%)
	77 Bank, Ltd. (The)	843,300	12,777,696
	A&A Material Corp.	4,100	57,139
	Achilles Corp.	327,600	5,191,363
	ADEKA Corp.	1,366,700	19,750,894

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ahresty Corp.	628,800	$2,988,327
	Aichi Corp.	344,000	2,251,840
	Aichi Steel Corp.	283,700	9,063,926
	Aichi Tokei Denki Co., Ltd.	24,300	963,118
#	Aida Engineering, Ltd.	344,600	2,762,276
	Ainavo Holdings Co., Ltd.	29,900	269,983
	Aiphone Co., Ltd.	135,400	2,097,504
	Airport Facilities Co., Ltd.	605,000	3,036,619
	Airtech Japan, Ltd.	16,400	197,918
	Aisan Industry Co., Ltd.	1,008,530	6,499,606
	Akatsuki Corp.	12,800	42,454
	Akita Bank, Ltd. (The)	228,400	4,164,002
	Albis Co., Ltd.	48,700	981,152
	Alconix Corp.	358,399	4,371,907
	Alinco, Inc.	172,800	1,882,156
	Alpen Co., Ltd.	542,300	8,130,651
	Alpha Corp.	143,900	1,688,644
	Alps Logistics Co., Ltd.	165,100	1,237,857
	Anabuki Kosan, Inc.	17,200	267,956
	AOI Electronics Co., Ltd.	22,000	547,019
	AOI TYO Holdings, Inc.	242,200	1,519,533
	AOKI Holdings, Inc.	746,522	7,283,246
	Aomori Bank, Ltd. (The)	403,600	9,919,285
	Aoyama Trading Co., Ltd.	930,299	11,926,197
	Arakawa Chemical Industries, Ltd.	430,600	5,951,695
	Arata Corp.	38,000	1,571,757
	Araya Industrial Co., Ltd.	98,700	1,298,606
	Arcland Sakamoto Co., Ltd.	540,900	5,947,524
	Arcs Co., Ltd.	228,300	4,016,757
#	Arealink Co., Ltd.	96,300	1,032,536
	Arisawa Manufacturing Co., Ltd.	771,382	6,911,962
	Artnature, Inc.	170,400	1,219,032
	Asahi Broadcasting Group Holdings Corp.	187,600	1,285,195
#	Asahi Diamond Industrial Co., Ltd.	1,065,600	5,828,189
	Asahi Kogyosha Co., Ltd.	100,224	3,111,213
	Asahi Printing Co., Ltd.	11,900	110,438
	Asahi Yukizai Corp.	368,200	5,687,075
	Asanuma Corp.	125,700	5,394,816
#	Ashimori Industry Co., Ltd.	133,599	1,661,038
	Asia Pile Holdings Corp.	587,900	2,940,981
	ASKA Pharmaceutical Co., Ltd.	385,000	4,328,795
#	Asti Corp.	65,100	1,125,465
	Avantia Co., Ltd.	112,300	1,029,638
	Awa Bank, Ltd. (The)	755,920	16,623,047
	Bando Chemical Industries, Ltd.	467,300	3,479,994
	Bank of Iwate, Ltd. (The)	199,100	4,836,677
	Bank of Kochi, Ltd. (The)	106,499	804,577
	Bank of Nagoya, Ltd. (The)	30,270	880,979
	Bank of Okinawa, Ltd. (The)	346,240	11,021,928
	Bank of the Ryukyus, Ltd.	949,300	9,114,621
#	Bank of Toyama, Ltd. (The)	11,100	223,048
	Belluna Co., Ltd.	836,124	4,750,775
	Bull-Dog Sauce Co., Ltd.	10,400	109,263
	Bunka Shutter Co., Ltd.	573,900	4,587,703
	CAC Holdings Corp.	3,000	38,881
	Canon Electronics, Inc.	113,200	2,148,597
#	Carlit Holdings Co., Ltd.	409,600	2,138,773
	Cawachi, Ltd.	538,500	10,497,666
	Central Glass Co., Ltd.	977,200	21,234,503

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chiba Kogyo Bank, Ltd. (The)	1,221,300	$3,907,241
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	30,600	360,528
	Chino Corp.	63,300	825,205
	Chiyoda Integre Co., Ltd.	146,500	2,735,993
	Chori Co., Ltd.	77,500	1,519,832
	Chubu Shiryo Co., Ltd.	405,200	6,264,191
	Chudenko Corp.	84,960	1,963,243
	Chuetsu Pulp & Paper Co., Ltd.	160,400	2,262,042
	Chugai Ro Co., Ltd.	51,800	814,690
	Chugoku Bank, Ltd. (The)	350,100	3,318,707
	Chugoku Marine Paints, Ltd.	237,500	2,207,343
	Chukyo Bank, Ltd. (The)	200,200	4,092,431
	Chuo Gyorui Co., Ltd.	61,100	1,613,178
	Chuo Spring Co., Ltd.	92,700	2,572,528
#	Chuo Warehouse Co., Ltd.	21,900	221,294
	CI Takiron Corp.	1,124,000	7,063,320
	Citizen Watch Co., Ltd.	4,574,100	22,113,156
	CK-San-Etsu Co., Ltd.	900	27,233
	Cleanup Corp.	623,200	3,838,702
#	CMK Corp.	1,162,400	5,483,860
	Comany, Inc.	14,500	175,587
	Corona Corp.	262,900	2,466,488
	Cosel Co., Ltd.	3,500	36,123
#	Cosmo Energy Holdings Co., Ltd.	434,300	8,376,988
#	Cosmos Initia Co., Ltd.	111,100	778,510
	Create Medic Co., Ltd.	23,400	231,656
	CTI Engineering Co., Ltd.	328,500	7,253,049
	Dai Nippon Toryo Co., Ltd.	125,300	1,285,108
	Dai-Dan Co., Ltd.	273,200	6,623,209
	Daido Kogyo Co., Ltd.	177,689	1,278,637
	Daido Metal Co., Ltd.	581,100	3,596,669
	Daido Steel Co., Ltd.	250,000	9,560,055
#	Daidoh, Ltd.	265,700	672,705
	Daihatsu Diesel Manufacturing Co., Ltd.	296,500	1,735,860
	Daiho Corp.	345,300	8,579,186
	Daiichi Jitsugyo Co., Ltd.	156,600	4,980,656
	Daiichi Kensetsu Corp.	14,000	231,404
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	182,900	1,541,447
#	Dai-ichi Seiko Co., Ltd.	192,200	4,225,810
	Daiken Corp.	12,600	215,312
	Daiki Aluminium Industry Co., Ltd.	680,800	4,246,681
	Daikoku Denki Co., Ltd.	190,600	2,801,196
	Daikyonishikawa Corp.	97,700	666,896
#	Dainichi Co., Ltd.	254,300	1,606,560
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	227,300	6,036,841
	Daishi Hokuetsu Financial Group, Inc.	892,943	21,987,525
#	Daishinku Corp.	181,700	2,867,597
	Daisue Construction Co., Ltd.	125,100	1,115,917
	Daito Bank, Ltd. (The)	375,500	2,148,927
	Daitron Co., Ltd.	29,700	459,288
	Daiwa Industries, Ltd.	222,800	2,347,910
#	DCM Holdings Co., Ltd.	2,676,500	25,576,194
	Denki Kogyo Co., Ltd.	22,600	758,957
	Denyo Co., Ltd.	306,500	5,820,699
	DMW Corp.	49,100	1,067,684
	Dowa Holdings Co., Ltd.	99,500	3,579,101
	DSB Co., Ltd.	132,200	840,212
	Duskin Co., Ltd.	127,900	3,524,136
	DyDo Group Holdings, Inc.	79,200	2,978,803

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dynic Corp.	42,200	$301,261
	Eagle Industry Co., Ltd.	208,400	1,853,298
	Ebara Foods Industry, Inc.	5,400	108,390
	Ebara Jitsugyo Co., Ltd.	8,500	173,780
#	EDION Corp.	2,462,200	25,453,999
	Ehime Bank, Ltd. (The)	675,099	6,929,580
	Eizo Corp.	97,800	3,192,481
	Elematec Corp.	192,500	2,162,931
	Endo Lighting Corp.	220,600	1,406,917
	Enomoto Co., Ltd.	16,700	182,976
	Eslead Corp.	222,100	4,080,087
	ESTELLE Holdings Co., Ltd.	9,000	57,792
	Excel Co., Ltd.	39,700	581,245
	Exedy Corp.	472,900	9,786,025
	FALCO HOLDINGS Co., Ltd.	62,700	1,188,941
	Feed One Co., Ltd.	177,900	292,730
	Fenwal Controls of Japan, Ltd.	16,100	219,080
	Ferrotec Holdings Corp.	480,500	3,528,647
	FIDEA Holdings Co., Ltd.	3,703,200	4,117,374
	Fields Corp.	52,300	266,686
	First Bank of Toyama, Ltd. (The)	207,700	584,926
	First Juken Co., Ltd.	138,900	1,573,854
#	FJ Next Co., Ltd.	402,800	4,492,414
	Foster Electric Co., Ltd.	443,000	6,583,516
	F-Tech, Inc.	368,500	2,557,587
	Fudo Tetra Corp.	57,800	872,491
	Fuji Co., Ltd.	83,700	1,403,409
#	Fuji Corp.	197,200	3,099,322
	Fuji Corp., Ltd.	485,000	2,977,069
	Fuji Die Co., Ltd.	6,100	40,862
	Fuji Oil Co., Ltd.	197,240	406,843
	Fujikura Composites, Inc.	546,400	2,195,259
	Fujikura Kasei Co., Ltd.	489,700	2,413,475
	Fujikura, Ltd.	5,359,400	19,643,272
	Fujimori Kogyo Co., Ltd.	9,200	282,569
	Fujisash Co., Ltd.	1,140,700	948,450
	Fujishoji Co., Ltd.	122,700	1,107,545
	Fujitsu Frontech, Ltd.	370,100	4,558,647
	FuKoKu Co., Ltd.	224,800	1,484,947
#	Fukuda Corp.	120,800	5,349,361
	Fukui Bank, Ltd. (The)	114,100	1,722,647
	Fukuyama Transporting Co., Ltd.	192,900	6,411,312
#	Furukawa Battery Co., Ltd. (The)	41,100	277,220
	Furukawa Co., Ltd.	585,100	7,035,696
	Furukawa Electric Co., Ltd.	272,200	6,320,329
	Furuno Electric Co., Ltd.	661,800	6,495,733
	Furusato Industries, Ltd.	178,100	2,758,693
	Fuso Pharmaceutical Industries, Ltd.	52,800	937,859
	Futaba Industrial Co., Ltd.	670,100	4,026,207
	Fuyo General Lease Co., Ltd.	280,700	17,508,332
	Gecoss Corp.	358,100	3,495,502
	Geo Holdings Corp.	493,700	5,611,345
	Geostr Corp.	8,800	36,895
#	GL Sciences, Inc.	41,100	600,034
	Glosel Co., Ltd.	16,200	67,474
	Godo Steel, Ltd.	390,700	10,128,927
	Goldcrest Co., Ltd.	438,630	7,540,143
	Grandy House Corp.	343,400	1,550,225
	GSI Creos Corp.	177,607	2,046,947

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	G-Tekt Corp.	455,900	$6,546,748
	Gun-Ei Chemical Industry Co., Ltd.	120,100	2,651,563
	Gunma Bank, Ltd. (The)	1,169,996	3,760,798
	Gunze, Ltd.	318,700	12,707,028
	H2O Retailing Corp.	1,414,539	12,822,388
	Hachijuni Bank, Ltd. (The)	85,600	326,952
	Hagiwara Electric Holdings Co., Ltd.	127,600	2,957,580
	Hakuto Co., Ltd.	376,000	4,362,515
	Hanwa Co., Ltd.	670,400	16,167,548
	Happinet Corp.	177,300	2,132,822
	Hard Off Corp. Co., Ltd.	77,700	584,967
	Harima Chemicals Group, Inc.	408,600	4,321,141
#	Haruyama Holdings, Inc.	261,200	2,066,888
	Hashimoto Sogyo Holdings Co., Ltd.	8,590	133,475
#	Heian Ceremony Service Co., Ltd.	1,200	9,808
	Heiwa Real Estate Co., Ltd.	824,500	24,299,010
	Heiwado Co., Ltd.	446,024	7,793,080
	Helios Techno Holding Co., Ltd.	21,400	84,752
	Hibiya Engineering, Ltd.	145,000	2,542,160
	HI-LEX Corp.	94,700	1,521,050
	Hirakawa Hewtech Corp.	63,500	817,560
	Hiroshima Bank, Ltd. (The)	1,059,600	4,757,327
#	Hiroshima Electric Railway Co., Ltd.	5,000	51,642
	Hisaka Works, Ltd.	109,800	907,424
	Hitachi Zosen Corp.	3,392,619	12,728,304
	Hodogaya Chemical Co., Ltd.	119,299	4,043,017
#	Hokkaido Coca-Cola Bottling Co., Ltd.	89,199	3,174,349
	Hokkan Holdings, Ltd.	209,500	3,723,776
	Hokko Chemical Industry Co., Ltd.	549,400	3,100,488
	Hokkoku Bank, Ltd. (The)	641,816	18,788,720
	Hokuetsu Corp.	3,989,474	18,390,186
	Hokuhoku Financial Group, Inc.	2,084,300	19,979,654
	Hokuriku Electric Industry Co., Ltd.	56,100	626,749
	Hokuriku Electrical Construction Co., Ltd.	157,300	1,611,398
	H-One Co., Ltd.	566,600	3,712,818
	Honshu Chemical Industry Co., Ltd.	19,300	212,040
#	Hoosiers Holdings	571,200	3,601,150
	Hosiden Corp.	1,147,500	12,577,475
#	Howa Machinery, Ltd.	197,500	1,554,748
	Hyakugo Bank, Ltd. (The)	1,906,755	5,711,470
	Hyakujushi Bank, Ltd. (The)	468,300	8,420,871
#	Ichikawa Co., Ltd.	23,400	306,435
	Ichiken Co., Ltd.	64,900	1,051,790
	Ichinen Holdings Co., Ltd.	45,700	632,033
	Icom, Inc.	4,800	110,849
	Iino Kaiun Kaisha, Ltd.	1,500,500	4,859,873
	IJTT Co., Ltd.	452,660	2,705,856
	Ikegami Tsushinki Co., Ltd.	53,200	572,786
	Imagica Group, Inc.	88,700	423,910
#	Imasen Electric Industrial	469,599	3,809,225
#	Inaba Seisakusho Co., Ltd.	117,000	1,459,080
	Inabata & Co., Ltd.	1,280,900	17,144,367
	Ines Corp.	818,700	11,876,220
	Innotech Corp.	412,000	4,228,643
	Intellex Co., Ltd.	26,900	179,490
	I-O Data Device, Inc.	230,300	2,226,395
#	Ise Chemicals Corp.	12,500	411,086
	Iseki & Co., Ltd.	385,900	5,056,945
	Ishihara Chemical Co., Ltd.	14,400	236,533

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ishihara Sangyo Kaisha, Ltd.	758,000	$6,353,971
	Ishizuka Glass Co., Ltd.	58,999	1,405,163
	Itochu Enex Co., Ltd.	804,900	6,826,541
#	Itochu-Shokuhin Co., Ltd.	67,300	3,091,708
	Itoki Corp.	1,051,247	4,593,861
	IwaiCosmo Holdings, Inc.	432,800	5,134,188
	Iwaki & Co., Ltd.	846,900	4,088,398
	Iwasaki Electric Co., Ltd.	211,200	2,740,276
	Iwatsu Electric Co., Ltd.	139,800	1,051,725
	Iyo Bank, Ltd. (The)	99,200	511,934
	Jaccs Co., Ltd.	473,700	11,182,663
	Jafco Co., Ltd.	646,400	26,882,462
	Janome Sewing Machine Co., Ltd.	435,600	1,606,831
	Japan Asia Group, Ltd.	522,300	1,763,811
	Japan Cash Machine Co., Ltd.	26,500	199,540
#*	Japan Display, Inc.	4,332,599	2,725,770
	Japan Electronic Materials Corp.	24,700	206,844
#	Japan Foundation Engineering Co., Ltd.	359,100	1,287,049
	Japan Oil Transportation Co., Ltd.	53,921	1,470,781
	Japan Pulp & Paper Co., Ltd.	214,000	7,917,470
	Japan Transcity Corp.	1,001,200	4,404,079
	Japan Wool Textile Co., Ltd. (The)	922,300	8,800,725
	Jimoto Holdings, Inc.	1,918,100	1,854,465
	JK Holdings Co., Ltd.	233,200	1,553,929
	JMS Co., Ltd.	399,043	3,208,959
	Joban Kosan Co., Ltd.	20,300	306,780
	J-Oil Mills, Inc.	258,000	9,700,968
	Joshin Denki Co., Ltd.	84,900	1,859,710
	JSP Corp.	59,100	1,029,966
	Juki Corp.	227,699	1,574,115
	Juroku Bank, Ltd. (The)	307,400	6,342,230
	JVCKenwood Corp.	3,053,630	6,951,952
	K&O Energy Group, Inc.	314,200	4,600,002
*	Kadokawa Dwango	522,017	8,728,689
	Kaga Electronics Co., Ltd.	422,100	8,734,012
	Kamei Corp.	767,600	7,792,420
	Kanaden Corp.	440,300	5,345,928
	Kanagawa Chuo Kotsu Co., Ltd.	15,600	578,203
	Kandenko Co., Ltd.	947,600	8,923,538
	Kanefusa Corp.	4,100	27,894
	Kaneko Seeds Co., Ltd.	13,500	157,812
	Kanematsu Corp.	730,500	9,366,109
	Kansai Mirai Financial Group, Inc.	448,588	2,587,785
	Kasai Kogyo Co., Ltd.	357,700	2,651,252
	Katakura & Co-op Agri Corp.	27,900	312,942
#	Katakura Industries Co., Ltd.	208,200	2,362,835
	Kato Works Co., Ltd.	280,473	4,176,673
	KAWADA TECHNOLOGIES, Inc.	119,800	6,970,992
#	Kawagishi Bridge Works Co., Ltd.	17,299	405,697
	Kawasumi Laboratories, Inc.	363,620	3,534,975
	Keihin Co., Ltd.	43,200	514,198
	Keihin Corp.	1,142,400	26,704,135
	Keiyo Bank, Ltd. (The)	2,240,900	11,844,017
	KEL Corp.	33,700	279,958
#	Kimura Unity Co., Ltd.	42,900	444,922
	King Co., Ltd.	72,800	375,010
*	Kinki Sharyo Co., Ltd. (The)	31,700	471,944
	Kintetsu World Express, Inc.	55,300	881,872
	Kissei Pharmaceutical Co., Ltd.	149,600	4,209,959

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kitagawa Corp.	198,500	$3,961,298
	Kita-Nippon Bank, Ltd. (The)	173,600	3,388,460
	Kitano Construction Corp.	106,927	2,456,883
	Kitz Corp.	99,400	687,677
	Kiyo Bank, Ltd. (The)	1,368,200	19,547,574
	Koa Corp.	118,489	1,252,418
	Koatsu Gas Kogyo Co., Ltd.	194,800	1,423,533
	Kobe Steel, Ltd.	1,606,500	7,336,082
#	Kohnan Shoji Co., Ltd.	885,100	19,299,751
	Kohsoku Corp.	22,900	253,876
	Kojima Co., Ltd.	629,500	3,029,068
	Kokuyo Co., Ltd.	109,911	1,624,573
	KOMAIHALTEC, Inc.	71,000	1,206,799
	Komatsu Matere Co., Ltd.	404,600	2,759,228
	Komatsu Wall Industry Co., Ltd.	166,900	3,271,509
#	Komehyo Co., Ltd.	166,700	1,577,295
	Komeri Co., Ltd.	675,200	14,553,269
	Konaka Co., Ltd.	155,803	581,220
	Konishi Co., Ltd.	111,400	1,560,840
	Konoike Transport Co., Ltd.	277,800	3,922,593
*	Kosaido Co., Ltd.	170,200	1,394,579
#	KRS Corp.	131,400	2,368,875
	KU Holdings Co., Ltd.	269,100	2,204,024
	Kurabo Industries, Ltd.	609,500	12,982,555
	Kureha Corp.	249,900	14,017,245
	Kurimoto, Ltd.	251,100	4,827,241
	Kuriyama Holdings Corp.	27,500	178,936
	KVK Corp.	2,500	36,536
	Kyodo Printing Co., Ltd.	211,100	5,740,155
	Kyoei Steel, Ltd.	670,300	11,756,756
	Kyokuto Boeki Kaisha, Ltd.	64,500	1,193,452
	Kyokuto Kaihatsu Kogyo Co., Ltd.	904,850	11,693,162
	KYORIN Holdings, Inc.	147,000	2,639,248
	Kyoritsu Printing Co., Ltd.	457,600	697,319
#	Kyosan Electric Manufacturing Co., Ltd.	919,600	4,667,928
	Kyowa Electronic Instruments Co., Ltd.	408,400	1,577,712
	Kyowa Leather Cloth Co., Ltd.	380,300	2,725,189
	Kyushu Financial Group, Inc.	1,665,895	6,955,551
	Kyushu Leasing Service Co., Ltd.	39,400	215,894
#*	Leopalace21 Corp.	2,064,600	5,932,968
	Lintec Corp.	15,300	330,733
	Lonseal Corp.	11,400	219,301
	Look Holdings, Inc.	210,599	2,020,458
	Macnica Fuji Electronics Holdings, Inc.	849,850	12,691,098
	Maeda Corp.	987,600	9,426,926
#	Maeda Road Construction Co., Ltd.	4,590	155,142
	Maezawa Industries, Inc.	76,300	268,459
	Maezawa Kasei Industries Co., Ltd.	198,100	2,098,309
	Maezawa Kyuso Industries Co., Ltd.	167,500	3,546,587
	Makino Milling Machine Co., Ltd.	470,300	17,592,329
	Mars Group Holdings Corp.	13,500	242,304
	Marubun Corp.	443,100	2,446,521
	Marudai Food Co., Ltd.	646,100	12,503,035
	Marufuji Sheet Piling Co., Ltd.	1,800	37,289
	Maruka Corp.	55,500	1,036,206
	Maruyama Manufacturing Co., Inc.	44,300	601,443
	Maruzen CHI Holdings Co., Ltd.	85,600	283,708
	Maruzen Showa Unyu Co., Ltd.	304,500	8,126,921
	Matsuda Sangyo Co., Ltd.	213,500	3,029,666

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Matsui Construction Co., Ltd.	439,800	$3,070,114
	Maxell Holdings, Ltd.	972,900	12,771,323
	Maxvalu Tokai Co., Ltd.	125,900	2,678,588
	Meiji Electric Industries Co., Ltd.	31,400	434,030
	Meiji Shipping Co., Ltd.	16,100	59,023
	Meisei Industrial Co., Ltd.	526,500	4,135,886
#	Meiwa Corp.	412,800	2,240,559
#	Meiwa Estate Co., Ltd.	355,300	2,004,812
	Michinoku Bank, Ltd. (The)	143,200	1,818,112
	Mikuni Corp.	605,300	1,818,344
	Mimaki Engineering Co., Ltd.	2,600	11,887
	Mimasu Semiconductor Industry Co., Ltd.	160,500	3,386,218
	Ministop Co., Ltd.	43,000	606,948
	Miraial Co., Ltd.	127,000	1,457,125
	Mirait Holdings Corp.	157,350	2,349,876
	Mitani Corp.	16,400	914,081
	Mitani Sangyo Co., Ltd.	118,700	388,033
	Mitsuba Corp.	456,499	2,677,879
	Mitsubishi Kakoki Kaisha, Ltd.	61,800	1,038,811
	Mitsubishi Paper Mills, Ltd.	571,900	2,374,840
	Mitsubishi Shokuhin Co., Ltd.	23,000	664,224
	Mitsubishi Steel Manufacturing Co., Ltd.	402,300	3,663,136
	Mitsuboshi Belting, Ltd.	7,400	126,254
	Mitsui High-Tec, Inc.	199,700	2,973,519
	Mitsui Matsushima Holdings Co., Ltd.	293,600	3,085,925
	Mitsui Mining & Smelting Co., Ltd.	666,500	15,705,219
	Mitsui Sugar Co., Ltd.	113,600	2,225,657
	Mitsui-Soko Holdings Co., Ltd.	411,900	6,730,096
	Mitsumura Printing Co., Ltd.	2,000	31,473
	Mitsuuroko Group Holdings Co., Ltd.	741,700	7,529,598
	Mixi, Inc.	96,200	1,691,520
	Miyaji Engineering Group, Inc.	133,400	2,417,278
	Miyazaki Bank, Ltd. (The)	389,026	8,714,919
	Miyoshi Oil & Fat Co., Ltd.	132,000	1,426,566
	Mizuho Leasing Co., Ltd.	372,900	11,116,919
	Mizuno Corp.	328,079	7,908,617
	Monex Group, Inc.	772,400	1,837,452
	Money Partners Group Co., Ltd.	5,900	12,770
	MORESCO Corp.	22,900	295,203
	Morito Co., Ltd.	224,600	1,623,129
	Mory Industries, Inc.	144,900	3,442,011
#	MrMax Holdings, Ltd.	514,900	2,185,058
	Mugen Estate Co., Ltd.	161,300	1,028,661
	Murakami Corp.	50,800	1,303,969
	Musashino Bank, Ltd. (The)	508,200	7,967,024
	Nachi-Fujikoshi Corp.	4,700	172,650
#	Nadex Co., Ltd.	41,100	341,734
	Nafco Co., Ltd.	67,600	869,373
#	Nagano Bank, Ltd. (The)	144,299	2,020,042
#	Nagano Keiki Co., Ltd.	114,100	943,377
	Nagase & Co., Ltd.	1,248,400	17,175,039
	Nakabayashi Co., Ltd.	572,200	3,251,595
	Nakakita Seisakusho Co., Ltd.	400	10,071
	Nakanishi Manufacturing Co., Ltd.	5,300	53,884
#	Nakano Corp.	316,300	1,407,363
	Nakayama Steel Works, Ltd.	443,200	1,994,232
	Nakayo, Inc.	21,200	320,781
	Nanto Bank, Ltd. (The)	401,699	9,508,701
	Narasaki Sangyo Co., Ltd.	34,600	651,324

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NEC Capital Solutions, Ltd.	240,800	$5,474,122
	Neturen Co., Ltd.	824,900	6,367,361
*	New Japan Chemical Co., Ltd.	79,200	143,127
	NHK Spring Co., Ltd.	185,300	1,491,941
#	Nicca Chemical Co., Ltd.	39,700	319,814
#	Nichia Steel Works, Ltd.	514,199	1,586,463
	Nichicon Corp.	739,600	6,682,239
	Nichiden Corp.	116,000	2,169,139
	Nichi-iko Pharmaceutical Co., Ltd.	71,600	841,624
	Nichimo Co., Ltd.	56,800	1,014,310
	Nichireki Co., Ltd.	723,100	8,822,047
	Nichirin Co., Ltd.	68,960	1,227,194
	Nihon Denkei Co., Ltd.	41,500	484,646
	Nihon Kagaku Sangyo Co., Ltd.	61,400	566,027
#	Nihon Nohyaku Co., Ltd.	677,600	3,452,323
	Nihon Plast Co., Ltd.	348,600	2,136,256
	Nihon Tokushu Toryo Co., Ltd.	162,500	1,917,527
	Nihon Yamamura Glass Co., Ltd.	173,100	1,925,162
	Nikkato Corp.	3,200	20,393
	Nikko Co., Ltd.	631,100	4,651,122
	Nikkon Holdings Co., Ltd.	495,500	11,432,429
	Nippi, Inc.	16,400	631,492
	Nippon Beet Sugar Manufacturing Co., Ltd.	283,900	4,898,252
	Nippon Carbide Industries Co., Inc.	168,000	2,086,827
#	Nippon Chemical Industrial Co., Ltd.	242,500	7,054,803
	Nippon Chemi-Con Corp.	327,400	4,948,515
	Nippon Chemiphar Co., Ltd.	7,000	191,588
#	Nippon Coke & Engineering Co., Ltd.	3,590,000	2,593,052
#	Nippon Concrete Industries Co., Ltd.	1,111,000	2,804,585
#*	Nippon Denko Co., Ltd.	451,625	661,563
	Nippon Densetsu Kogyo Co., Ltd.	282,200	5,965,506
	Nippon Dry-Chemical Co., Ltd.	6,500	101,226
	Nippon Felt Co., Ltd.	126,200	572,945
	Nippon Filcon Co., Ltd.	178,500	871,490
#	Nippon Fine Chemical Co., Ltd.	264,000	3,484,089
#	Nippon Flour Mills Co., Ltd.	385,500	5,815,030
	Nippon Hume Corp.	632,400	4,730,519
#	Nippon Kinzoku Co., Ltd.	166,500	1,265,052
	Nippon Koei Co., Ltd.	328,700	10,823,882
	Nippon Koshuha Steel Co., Ltd.	161,700	636,508
	Nippon Light Metal Holdings Co., Ltd.	10,923,500	20,842,530
	Nippon Paper Industries Co., Ltd.	631,500	10,276,966
	Nippon Pillar Packing Co., Ltd.	415,900	5,529,388
#	Nippon Piston Ring Co., Ltd.	208,200	2,787,554
	Nippon Rietec Co., Ltd.	50,700	604,732
	Nippon Road Co., Ltd. (The)	218,200	14,805,622
	Nippon Seiki Co., Ltd.	474,900	6,976,732
	Nippon Seisen Co., Ltd.	67,900	2,303,024
	Nippon Sheet Glass Co., Ltd.	1,272,899	6,870,422
	Nippon Signal Co., Ltd.	818,300	10,318,879
	Nippon Soda Co., Ltd.	530,800	14,284,131
	Nippon Steel Trading Corp.	349,580	15,820,852
	Nippon Thompson Co., Ltd.	1,589,800	6,609,923
	Nippon Tungsten Co., Ltd.	3,900	70,156
	Nippon Yakin Kogyo Co., Ltd.	304,250	5,782,934
	Nishikawa Rubber Co., Ltd.	21,100	346,285
	Nishimatsu Construction Co., Ltd.	1,135,415	25,183,410
	Nishi-Nippon Financial Holdings, Inc.	1,623,500	10,704,727
	Nishio Rent All Co., Ltd.	5,700	153,147

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissan Shatai Co., Ltd.	512,500	$4,865,563
	Nissan Tokyo Sales Holdings Co., Ltd.	507,400	1,282,522
	Nissei Corp.	2,400	28,021
	Nissei Plastic Industrial Co., Ltd.	324,800	2,790,080
	Nissha Co., Ltd.	314,000	2,835,408
	Nisshin Group Holdings Co., Ltd.	975,500	4,849,618
	Nisshin Oillio Group, Ltd. (The)	746,600	24,981,818
	Nisshinbo Holdings, Inc.	3,057,288	26,288,334
	Nissin Corp.	290,000	4,462,049
	Nissin Kogyo Co., Ltd.	740,100	14,961,624
	Nissin Sugar Co., Ltd.	315,900	5,780,237
	Nissui Pharmaceutical Co., Ltd.	123,400	1,536,832
#	Nitta Gelatin, Inc.	178,200	1,072,927
	Nittan Valve Co., Ltd.	284,600	707,347
	Nittetsu Mining Co., Ltd.	153,899	6,256,484
	Nitto Fuji Flour Milling Co., Ltd.	33,400	1,956,904
	Nitto Kogyo Corp.	82,900	1,716,152
	Nitto Kohki Co., Ltd.	14,700	316,985
	Nitto Seiko Co., Ltd.	513,700	2,716,874
	Nittobest Corp.	100	826
	NJS Co., Ltd.	33,900	555,705
	Noda Corp.	77,500	564,081
	Noritake Co., Ltd.	193,300	7,684,149
	Noritsu Koki Co., Ltd.	107,000	1,549,886
	Noritz Corp.	421,900	5,198,758
	North Pacific Bank, Ltd.	6,178,100	12,373,893
	Nozawa Corp.	36,300	238,576
	NS United Kaiun Kaisha, Ltd.	339,400	6,185,687
	NTN Corp.	6,358,200	16,848,831
	Odelic Co., Ltd.	29,400	1,299,771
	Ogaki Kyoritsu Bank, Ltd. (The)	511,800	10,535,995
#	Ohara, Inc.	14,900	163,407
	Ohashi Technica, Inc.	162,400	2,306,407
	Ohmoto Gumi Co., Ltd.	300	13,929
	OIE Sangyo Co., Ltd.	1,200	14,722
	Oita Bank, Ltd. (The)	267,600	6,193,777
	Okabe Co., Ltd.	374,300	2,940,011
	Okamura Corp.	46,700	448,751
	Okasan Securities Group, Inc.	1,074,900	3,769,247
	OKK Corp.	115,600	653,896
	Okumura Corp.	171,100	4,523,263
	Okura Industrial Co., Ltd.	246,500	3,945,943
	Okuwa Co., Ltd.	416,400	5,590,708
#	Olympic Group Corp.	252,500	1,402,676
	ONO Sokki Co., Ltd.	64,200	347,363
	Onoken Co., Ltd.	415,400	5,121,436
	Onward Holdings Co., Ltd.	2,778,700	15,961,649
	Organo Corp.	31,500	1,973,237
	Origin Co., Ltd.	122,300	1,722,229
	Osaka Organic Chemical Industry, Ltd.	230,100	3,783,171
	Osaka Steel Co., Ltd.	531,300	7,663,899
	Osaki Electric Co., Ltd.	916,500	5,246,079
#	OUG Holdings, Inc.	18,200	450,582
	Pacific Industrial Co., Ltd.	821,300	9,786,046
	Parco Co., Ltd.	284,700	4,793,810
	Parker Corp.	31,800	167,683
	Pegasus Sewing Machine Manufacturing Co., Ltd.	375,800	1,638,026
	Piolax, Inc.	422,900	7,479,481
	Plant Co., Ltd.	5,800	30,765

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Press Kogyo Co., Ltd.	2,699,500	$8,886,080
	PS Mitsubishi Construction Co., Ltd.	254,100	1,655,455
	Punch Industry Co., Ltd.	266,300	1,151,373
	Rasa Corp.	127,500	1,130,578
	Rasa Industries, Ltd.	137,400	1,787,038
	Rengo Co., Ltd.	347,900	2,437,753
	Restar Holdings Corp.	77,700	1,313,230
	Retail Partners Co., Ltd.	115,200	862,734
	Rhythm Watch Co., Ltd.	243,200	1,974,125
	Riberesute Corp.	3,900	32,024
	Ricoh Leasing Co., Ltd.	435,400	16,265,880
#	Right On Co., Ltd.	37,800	205,588
	Riken Corp.	183,800	5,921,562
	Riken Keiki Co., Ltd.	9,000	174,720
	Riken Technos Corp.	1,080,500	4,803,676
	Rix Corp.	13,500	212,153
	Ryobi, Ltd.	677,600	10,974,340
	Ryoden Corp.	396,600	5,958,943
	Ryosan Co., Ltd.	152,500	3,526,935
	S LINE Co., Ltd.	18,800	178,500
	Sakai Chemical Industry Co., Ltd.	493,400	10,022,917
	Sakai Heavy Industries, Ltd.	94,400	2,318,509
	Sakai Ovex Co., Ltd.	150,400	2,469,883
	Sakata INX Corp.	44,000	459,227
#	Sala Corp.	536,500	3,006,620
	San Holdings, Inc.	185,600	2,373,130
	San ju San Financial Group, Inc.	236,219	3,405,650
	San-Ai Oil Co., Ltd.	1,147,800	11,457,474
#*	Sanden Holdings Corp.	548,100	3,270,562
	Sanei Architecture Planning Co., Ltd.	10,500	143,631
	San-In Godo Bank, Ltd. (The)	3,408,000	18,690,283
	Sanki Engineering Co., Ltd.	1,166,000	15,847,891
	Sanko Gosei, Ltd.	21,000	67,559
	Sanko Metal Industrial Co., Ltd.	49,300	1,179,025
	Sankyo Seiko Co., Ltd.	658,200	3,549,928
	Sankyo Tateyama, Inc.	603,000	7,848,005
	Sanoh Industrial Co., Ltd.	287,800	2,699,824
#	Sansei Technologies, Inc.	14,300	110,867
#	Sansha Electric Manufacturing Co., Ltd.	205,500	1,480,997
	Sanyo Chemical Industries, Ltd.	190,800	8,931,506
	Sanyo Denki Co., Ltd.	101,500	4,941,158
	Sanyo Industries, Ltd.	60,600	1,084,707
#	Sanyo Special Steel Co., Ltd.	638,800	8,658,472
	Sata Construction Co., Ltd.	75,700	296,127
	Sato Shoji Corp.	246,300	2,150,484
#	Sawada Holdings Co., Ltd.	126,500	1,107,645
	Saxa Holdings, Inc.	168,999	3,142,308
	Scroll Corp.	821,100	2,636,353
	Seibu Electric & Machinery Co., Ltd.	5,500	53,891
	Seika Corp.	179,500	2,100,993
	Seikitokyu Kogyo Co., Ltd.	602,770	5,052,647
	Seiko Holdings Corp.	394,900	9,626,258
	Sekisui Jushi Corp.	300,700	6,579,944
	Sekisui Plastics Co., Ltd.	767,300	5,401,011
	Senshu Electric Co., Ltd.	140,400	3,862,979
	Senshu Ikeda Holdings, Inc.	4,911,000	8,965,779
	Shibaura Mechatronics Corp.	55,499	1,876,491
	Shibusawa Warehouse Co., Ltd. (The)	134,600	2,590,928
#	Shiga Bank, Ltd. (The)	529,700	12,716,206

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Shikibo, Ltd.	328,100	$4,601,262
	Shikoku Bank, Ltd. (The)	675,900	5,910,889
	Shimachu Co., Ltd.	1,136,800	32,449,206
#	Shimane Bank, Ltd. (The)	13,700	78,377
	Shimizu Bank, Ltd. (The)	38,400	717,634
	Shin Nippon Air Technologies Co., Ltd.	213,020	4,020,470
	Shinagawa Refractories Co., Ltd.	155,900	4,242,363
	Shindengen Electric Manufacturing Co., Ltd.	152,800	4,656,931
	Shin-Etsu Polymer Co., Ltd.	528,800	4,494,059
	Shinko Electric Industries Co., Ltd.	1,344,600	15,783,125
	Shinko Shoji Co., Ltd.	274,200	2,096,751
	Shinmaywa Industries, Ltd.	307,300	3,993,304
	Shinnihon Corp.	305,400	2,542,403
	Shinobu Foods Products Co., Ltd.	1,900	12,150
	Shinsho Corp.	118,899	2,824,096
	Shizuki Electric Co., Inc.	5,600	31,573
	Shizuoka Gas Co., Ltd.	928,700	7,474,218
	Shofu, Inc.	47,300	789,435
	Showa Corp.	12,300	253,837
	Sigma Koki Co., Ltd.	22,400	285,500
	Sinanen Holdings Co., Ltd.	203,400	3,790,933
	Sinfonia Technology Co., Ltd.	1,500	16,748
	Sintokogio, Ltd.	890,062	7,594,235
	SKY Perfect JSAT Holdings, Inc.	2,729,400	11,740,811
	SMK Corp.	100,399	2,860,333
	SNT Corp.	1,191,500	4,930,306
	Soda Nikka Co., Ltd.	231,700	1,282,321
	Sodick Co., Ltd.	847,800	6,586,680
	Soft99 Corp.	83,700	790,961
	Soken Chemical & Engineering Co., Ltd.	52,400	626,042
	Space Value Holdings Co., Ltd.	353,400	1,769,194
	SPK Corp.	42,918	1,019,366
	Starzen Co., Ltd.	69,200	2,730,990
#	Subaru Enterprise Co., Ltd.	27,700	2,410,146
	Sugimoto & Co., Ltd.	162,600	2,891,934
#	Suminoe Textile Co., Ltd.	174,300	4,068,956
	Sumitomo Densetsu Co., Ltd.	33,500	806,589
	Sumitomo Osaka Cement Co., Ltd.	223,799	9,098,844
*	Sumitomo Precision Products Co., Ltd.	93,916	2,752,202
	Sumitomo Riko Co., Ltd.	906,100	7,112,300
	Sumitomo Seika Chemicals Co., Ltd.	67,300	1,917,323
	Sumitomo Warehouse Co., Ltd. (The)	1,351,200	17,506,119
	Suncall Corp.	235,100	1,146,831
	Sun-Wa Technos Corp.	316,100	2,835,329
	Suzuki Co., Ltd.	164,400	1,125,370
	SWCC Showa Holdings Co., Ltd.	219,800	2,727,615
	T Hasegawa Co., Ltd.	97,100	1,991,838
	T RAD Co., Ltd.	195,400	3,271,228
	T&K Toka Co., Ltd.	235,800	2,123,264
	Tachibana Eletech Co., Ltd.	382,420	6,240,690
#	Tachikawa Corp.	234,000	2,638,706
	Tachi-S Co., Ltd.	701,200	8,165,973
	Tadano, Ltd.	150,500	1,268,835
	Taihei Dengyo Kaisha, Ltd.	376,800	7,852,283
#	Taiheiyo Kouhatsu, Inc.	217,700	1,558,739
	Taiho Kogyo Co., Ltd.	506,600	3,344,768
	Taiko Bank, Ltd. (The)	38,000	569,581
	Taisei Oncho Co., Ltd.	1,600	32,013
#	Takachiho Koheki Co., Ltd.	67,200	709,744

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takano Co., Ltd.	249,700	$1,814,946
	Takaoka Toko Co., Ltd.	241,244	2,484,082
	Takara Standard Co., Ltd.	570,853	9,793,548
	Takasago International Corp.	176,100	3,799,895
	Takashima & Co., Ltd.	44,000	783,632
#	Takashimaya Co., Ltd.	188,700	2,017,642
	Take And Give Needs Co., Ltd.	278,050	2,586,674
	TAKEBISHI Corp.	37,600	510,310
	Takeei Corp.	309,100	3,030,553
	Takigami Steel Construction Co., Ltd. (The)	200	9,473
	Takisawa Machine Tool Co., Ltd.	123,900	1,519,861
	Tanabe Engineering Corp.	31,300	262,456
	Tatsuta Electric Wire and Cable Co., Ltd.	619,400	3,261,633
	Tayca Corp.	29,500	508,594
	Tbk Co., Ltd.	680,800	2,895,473
#	TECHNO ASSOCIE Co., Ltd.	174,700	1,639,552
#	Techno Ryowa, Ltd.	225,570	1,863,595
#	Techno Smart Corp.	2,700	22,757
	Teikoku Tsushin Kogyo Co., Ltd.	169,100	1,915,221
	Tekken Corp.	181,000	4,580,655
	Tenma Corp.	453,700	8,154,500
	Tenryu Saw Manufacturing Co., Ltd.	2,000	58,638
	Teraoka Seisakusho Co., Ltd.	86,800	397,598
	Terasaki Electric Co., Ltd.	13,100	125,143
#	Tigers Polymer Corp.	325,300	1,700,643
	Toa Corp.	168,900	1,739,337
	Toa Corp.	326,800	4,651,768
	Toa Oil Co., Ltd.	136,300	2,820,345
	TOA ROAD Corp.	124,100	3,892,744
#	Toabo Corp.	79,300	404,648
	Toagosei Co., Ltd.	1,806,200	20,194,453
	Tobishima Corp.	169,600	2,145,894
	TOC Co., Ltd.	61,900	497,160
	Toda Corp.	317,000	2,033,042
	Toda Kogyo Corp.	85,698	1,654,096
	Toenec Corp.	231,300	8,349,259
	Togami Electric Manufacturing Co., Ltd.	13,000	233,925
	Toho Acetylene Co., Ltd.	19,200	239,047
	Toho Bank, Ltd. (The)	4,733,700	10,879,104
#	Toho Co., Ltd.	16,900	277,346
	Toho Holdings Co., Ltd.	104,100	2,137,865
	Tohoku Bank, Ltd. (The)	183,799	1,738,573
	Tohoku Steel Co., Ltd.	14,100	192,643
#	Tohto Suisan Co., Ltd.	75,100	1,920,905
	Tokai Lease Co., Ltd.	61,799	936,900
	Tokai Rika Co., Ltd.	925,300	15,725,615
	Tokushu Tokai Paper Co., Ltd.	196,122	7,145,295
#	Tokyo Dome Corp.	897,700	8,422,992
	Tokyo Electron Device, Ltd.	211,000	4,860,673
	Tokyo Energy & Systems, Inc.	725,200	5,841,139
	Tokyo Keiki, Inc.	333,276	3,118,231
	Tokyo Printing Ink Manufacturing Co., Ltd.	3,600	80,370
#	Tokyo Radiator Manufacturing Co., Ltd.	41,700	352,201
	Tokyo Rope Manufacturing Co., Ltd.	177,100	1,779,084
	Tokyo Sangyo Co., Ltd.	569,500	3,310,210
	Tokyo Steel Manufacturing Co., Ltd.	38,300	286,937
	Tokyo Tekko Co., Ltd.	138,500	1,915,244
	Tokyu Construction Co., Ltd.	35,700	249,114
	Tokyu Recreation Co., Ltd.	24,866	1,300,510

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toli Corp.	1,236,900	$3,330,683
	Tomato Bank, Ltd.	165,300	1,563,320
	Tomen Devices Corp.	28,200	1,012,153
	Tomoe Corp.	910,500	3,480,199
	Tomoe Engineering Co., Ltd.	124,200	2,476,625
	Tomoku Co., Ltd.	307,900	5,209,307
	TOMONY Holdings, Inc.	3,401,200	11,294,715
	Tonami Holdings Co., Ltd.	163,300	7,451,356
	Toppan Forms Co., Ltd.	915,800	10,391,766
	Topre Corp.	127,900	1,941,310
	Topy Industries, Ltd.	537,400	8,713,952
	Torex Semiconductor, Ltd.	9,400	128,500
#	Torigoe Co., Ltd. (The)	95,200	717,242
	Torii Pharmaceutical Co., Ltd.	2,400	81,455
	Torishima Pump Manufacturing Co., Ltd.	20,300	161,496
	Tosei Corp.	191,300	2,469,002
#	Toshiba Machine Co., Ltd.	135,900	4,154,732
	Tottori Bank, Ltd. (The)	64,999	795,858
	Towa Bank, Ltd. (The)	714,400	5,220,615
	Towa Corp.	118,508	1,068,387
	Toyo Construction Co., Ltd.	1,578,900	7,479,284
	Toyo Corp.	239,200	2,727,496
#	Toyo Denki Seizo K.K.	161,250	2,199,516
	Toyo Ink SC Holdings Co., Ltd.	756,800	16,872,009
	Toyo Kanetsu K.K.	21,600	430,764
#	Toyo Logistics Co., Ltd.	90,600	260,641
	Toyo Machinery & Metal Co., Ltd.	290,100	1,370,340
	Toyo Tanso Co., Ltd.	273,800	5,091,867
	Toyo Wharf & Warehouse Co., Ltd.	114,899	1,488,182
	Toyobo Co., Ltd.	1,440,200	19,661,508
	TPR Co., Ltd.	146,100	2,391,419
	Trinity Industrial Corp.	12,100	103,067
	TS Tech Co., Ltd.	33,900	931,652
	TSI Holdings Co., Ltd.	1,928,820	9,067,189
	Tsubakimoto Chain Co.	416,900	12,829,182
	Tsubakimoto Kogyo Co., Ltd.	23,600	857,053
#*	Tsudakoma Corp.	80,100	794,084
	Tsukada Global Holdings, Inc.	329,100	1,743,633
	Tsukishima Kikai Co., Ltd.	320,800	4,241,012
	Tsukuba Bank, Ltd.	1,292,467	2,430,335
	Tsurumi Manufacturing Co., Ltd.	250,300	4,143,159
	TV Asahi Holdings Corp.	334,100	6,372,786
	Tv Tokyo Holdings Corp.	304,800	6,493,353
#	TYK Corp.	681,600	1,937,468
	UACJ Corp.	991,399	20,202,214
	Uchida Yoko Co., Ltd.	176,900	11,540,434
	Uchiyama Holdings Co., Ltd.	9,300	43,905
	Ueki Corp.	18,700	421,578
#	UMC Electronics Co., Ltd.	8,000	30,185
	Uniden Holdings Corp.	125,099	2,349,086
	UNIMAT Retirement Community Co., Ltd.	5,400	76,945
	Unipres Corp.	874,100	11,149,117
#	United Super Markets Holdings, Inc.	454,300	4,056,889
	Ushio, Inc.	1,313,900	19,225,018
	Utoc Corp.	162,200	836,610
	Valor Holdings Co., Ltd.	81,900	1,431,268
	Vital KSK Holdings, Inc.	520,115	4,945,607
	Wakachiku Construction Co., Ltd.	228,500	3,467,735
	Wakita & Co., Ltd.	959,900	8,879,277

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Warabeya Nichiyo Holdings Co., Ltd.	297,000	$4,897,682
	Wood One Co., Ltd.	122,100	1,282,560
	Xebio Holdings Co., Ltd.	714,300	7,598,461
	YAC Holdings Co., Ltd.	226,600	1,306,375
	Yachiyo Industry Co., Ltd.	129,800	816,888
	Yagi & Co., Ltd.	1,100	17,027
	Yahagi Construction Co., Ltd.	204,100	1,555,940
#	Yaizu Suisankagaku Industry Co., Ltd.	100,700	954,827
	YAMABIKO Corp.	318,996	3,114,657
	Yamagata Bank, Ltd. (The)	385,900	4,876,037
	Yamaguchi Financial Group, Inc.	311,500	1,875,284
	Yamanashi Chuo Bank, Ltd. (The)	337,100	3,051,748
	Yamatane Corp.	276,999	3,809,147
#	Yamato Corp.	369,200	2,581,001
	Yamato International, Inc.	80,600	301,880
	Yamato Kogyo Co., Ltd.	43,500	1,053,866
	Yamaya Corp.	60,100	1,223,135
	Yamazawa Co., Ltd.	16,000	248,695
	Yasuda Logistics Corp.	307,400	2,994,666
	Yellow Hat, Ltd.	391,700	6,235,446
	Yodogawa Steel Works, Ltd.	496,500	8,879,989
#	Yokogawa Bridge Holdings Corp.	267,200	5,012,148
#	Yokohama Reito Co., Ltd.	1,279,200	11,130,142
	Yondenko Corp.	86,750	2,290,626
	Yorozu Corp.	556,600	7,311,389
	Yotai Refractories Co., Ltd.	346,800	2,208,648
#	Yuasa Funashoku Co., Ltd.	62,499	2,190,818
#	Yuken Kogyo Co., Ltd.	50,000	776,925
	Yurtec Corp.	1,251,300	7,506,409
	Yushiro Chemical Industry Co., Ltd.	188,100	2,328,238
	Yutaka Giken Co., Ltd.	12,800	259,672
	Zaoh Co., Ltd.	28,700	388,111
	Zenitaka Corp. (The)	51,200	1,885,363
TOTAL JAPAN			3,311,097,116
NETHERLANDS — (3.0%)
	Accell Group NV	68,476	2,117,455
	APERAM SA	1,534,555	43,863,878
#	Arcadis NV	1,035,703	23,525,780
	ASM International NV	348,529	42,355,491
	ASR Nederland NV	2,300,249	85,590,132
#	Boskalis Westminster	1,472,913	34,450,145
	ForFarmers NV	14,144	92,455
*	Heijmans NV	501,634	3,974,326
	Hunter Douglas NV	11,338	740,902
	Kendrion NV	11,827	258,831
#	Koninklijke BAM Groep NV	7,718,510	21,252,253
*	Lucas Bols NV	14,697	219,938
#	Ordina NV	3,279,389	7,205,350
#	SBM Offshore NV	4,799,905	82,575,488
	Signify NV	1,852,350	61,732,907
TOTAL NETHERLANDS			409,955,331
NEW ZEALAND — (0.4%)
	Abano Healthcare Group, Ltd.	17,705	59,746
	Air New Zealand, Ltd.	4,029,662	7,319,118
#	Arvida Group, Ltd.	853,580	1,012,702
	Chorus, Ltd.	5,842,177	24,566,120

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Colonial Motor Co., Ltd. (The)	244,984	$1,368,844
	Heartland Group Holdings, Ltd.	2,572,813	3,097,001
	Kathmandu Holdings, Ltd.	1,255,131	2,411,939
	Metlifecare, Ltd.	898,210	3,981,645
*	Metro Performance Glass, Ltd.	136,038	22,385
#	Millennium & Copthorne Hotels New Zealand, Ltd.	838,561	1,411,667
	NEW Zealand King Salmon Investments, Ltd.	51,784	74,841
	New Zealand Refining Co., Ltd. (The)	2,554,104	2,683,128
*	NZME, Ltd.	44,231	10,829
#*	NZME, Ltd.	1,169,418	292,766
#	Oceania Healthcare, Ltd.	217,993	171,780
	PGG Wrightson, Ltd.	235,126	370,560
	Sanford, Ltd.	1,023,678	5,185,406
	Scales Corp., Ltd.	4,412	13,514
	Summerset Group Holdings, Ltd.	610,286	3,499,940
	Tourism Holdings, Ltd.	16,804	32,284
*	TOWER, Ltd.	345,873	155,951
	Turners Automotive Group, Ltd.	54,540	95,695
	Warehouse Group, Ltd. (The)	711,738	1,233,116
TOTAL NEW ZEALAND			59,070,977
NORWAY — (1.0%)
*	Akastor ASA	1,271,420	1,261,421
*	Aker Solutions ASA	532,515	1,075,351
	American Shipping Co. ASA	803,581	2,802,333
#*	Archer, Ltd.	2,506,383	779,471
	Austevoll Seafood ASA	229,024	2,232,923
*	Avance Gas Holding, Ltd.	1,415,204	8,078,238
#*	Axactor SE	1,405,738	2,620,909
#	B2Holding ASA	1,388,745	1,159,152
	Bonheur ASA	537,177	12,370,136
	BW LPG, Ltd.	2,307,617	18,575,995
#*	BW Offshore, Ltd.	3,388,782	18,480,652
*	DOF ASA	172,186	26,585
	Frontline, Ltd.	1,217,969	11,011,705
	Hoegh LNG Holdings, Ltd.	294,761	880,547
*	Kongsberg Automotive ASA	10,038,370	5,640,476
#	Kvaerner ASA	4,509,174	4,961,102
#*	Norwegian Air Shuttle ASA	305,488	1,170,207
#	Ocean Yield ASA	994,441	4,997,194
#*	Odfjell Drilling, Ltd.	2,248,292	5,929,878
*	Odfjell SE, Class A	295,711	887,016
#*	PGS ASA	7,821,062	14,967,069
	Sbanken ASA	249,640	1,897,061
	Selvaag Bolig ASA	371,219	2,121,547
	Stolt-Nielsen, Ltd.	597,653	7,710,252
	Treasure ASA	42,641	64,901
	Wallenius Wilhelmsen ASA	231,830	612,595
	Wilh Wilhelmsen Holding ASA, Class A	233,479	3,666,431
#*	XXL ASA	1,106,742	1,410,674
TOTAL NORWAY			137,391,821
PORTUGAL — (0.3%)
	Banco Comercial Portugues SA, Class R	117,922,805	25,013,802
	Corticeira Amorim SGPS SA	839,582	10,068,787
	Sonae Capital SGPS SA	1,368,767	1,167,148
	Sonae SGPS SA	5,061,309	4,708,247
TOTAL PORTUGAL			40,957,984

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (0.8%)
	Accordia Golf Trust	4,641,100	$2,239,207
	Amara Holdings, Ltd.	96,100	29,896
	Avarga, Ltd.	435,400	52,103
#	Banyan Tree Holdings, Ltd.	2,894,500	857,331
	Bonvests Holdings, Ltd.	1,303,080	1,140,282
	China Aviation Oil Singapore Corp., Ltd.	21,300	17,828
#	Chip Eng Seng Corp., Ltd.	9,800,198	4,182,170
	Chuan Hup Holdings, Ltd.	7,361,500	1,205,871
	Elec & Eltek International Co., Ltd.	45,200	74,968
#*	Ezra Holdings, Ltd.	17,609,209	133,714
#	Far East Orchard, Ltd.	5,078,142	4,229,557
	First Sponsor Group, Ltd.	1,045,655	1,043,990
	Fraser and Neave, Ltd.	34,400	43,014
	Fu Yu Corp., Ltd.	4,653,100	863,909
#	GK Goh Holdings, Ltd.	2,232,674	1,372,407
	GL, Ltd.	966,800	559,052
	Golden Agri-Resources, Ltd.	20,139,700	3,079,709
#	GP Industries, Ltd.	2,112,708	895,271
#	GuocoLand, Ltd.	2,691,300	3,604,405
	Hanwell Holdings, Ltd.	4,792,243	719,282
	Haw Par Corp., Ltd.	193,700	1,731,499
	Hiap Hoe, Ltd.	73,800	42,169
	Ho Bee Land, Ltd.	6,587,800	11,041,898
	Hong Fok Corp., Ltd.	8,068,560	4,593,994
#*	Hong Leong Asia, Ltd.	3,055,500	1,314,322
#	Hong Leong Finance, Ltd.	803,500	1,527,048
#	Hotel Grand Central, Ltd.	3,113,788	2,847,583
	Hour Glass, Ltd. (The)	1,168,360	657,650
	Hutchison Port Holdings Trust	13,148,400	2,098,708
#*	Hyflux, Ltd.	6,643,700	662
	Indofood Agri Resources, Ltd.	423,200	99,062
	InnoTek, Ltd.	2,262,200	717,953
#	Japfa, Ltd.	2,310,659	926,536
	Koh Brothers Group, Ltd.	843,900	131,344
#	Lian Beng Group, Ltd.	7,072,400	2,586,417
	Low Keng Huat Singapore, Ltd.	275,800	84,097
	Lum Chang Holdings, Ltd.	1,599,200	415,003
#	Metro Holdings, Ltd.	10,185,160	6,631,206
	Mewah International, Inc.	95,000	16,396
#*	Midas Holdings, Ltd.	29,676,800	782,914
	NSL, Ltd.	492,000	321,438
#	OUE, Ltd.	3,900,900	4,108,146
	Oxley Holdings, Ltd.	630,597	160,869
	Penguin International, Ltd.	209,900	97,863
	QAF, Ltd.	3,722,808	2,093,061
*	Raffles Education Corp., Ltd.	3,822,490	223,980
	Sembcorp Industries, Ltd.	2,275,500	3,508,115
	SIIC Environment Holdings, Ltd.	5,454,400	938,628
	Sinarmas Land, Ltd.	387,100	65,978
#	Sing Holdings, Ltd.	1,587,200	453,049
#	Sing Investments & Finance, Ltd.	176,600	183,469
	Singapore Reinsurance Corp., Ltd.	2,999,110	626,149
	Singapura Finance, Ltd.	210,000	135,586
*	Sino Grandness Food Industry Group, Ltd.	2,385,780	55,396
#	Stamford Land Corp., Ltd.	3,984,400	1,458,987
#	Straits Trading Co., Ltd.	78,000	116,489
#	Sunningdale Tech, Ltd.	2,955,080	2,696,813
*	SunVic Chemical Holdings, Ltd.	3,557,700	10,689
#*	Swiber Holdings, Ltd.	10,918,800	163,230

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Tiong Woon Corp. Holding, Ltd.	2,080,150	$681,834
#	Tuan Sing Holdings, Ltd.	18,745,845	4,238,352
	United Industrial Corp., Ltd.	1,977,421	4,071,670
	UOB-Kay Hian Holdings, Ltd.	163,698	145,012
	Vibrant Group, Ltd.	425	37
	Wee Hur Holdings, Ltd.	611,500	95,994
	Wing Tai Holdings, Ltd.	8,159,854	11,937,664
	Yangzijiang Shipbuilding Holdings Ltd.	6,320,700	4,338,707
#	Yeo Hiap Seng, Ltd.	381,556	255,770
TOTAL SINGAPORE			107,773,402
SPAIN — (2.2%)
	Acciona SA	604,310	68,592,963
	Acerinox SA	4,693,735	45,696,708
*	Adveo Group International SA	15,262	1,539
	Banco de Sabadell SA	12,773,205	11,509,247
	Bankinter SA	1,187,957	7,703,422
	Construcciones y Auxiliar de Ferrocarriles SA	176,199	7,831,073
	Ebro Foods SA	1,795,663	37,120,162
*	eDreams ODIGEO SA	1,412,157	6,914,887
	Elecnor SA	71,058	800,460
#	Ence Energia y Celulosa SA	1,645,470	6,656,510
#	Ercros SA	3,461,145	9,935,730
	Euskaltel SA	1,296,391	12,216,160
	Grupo Catalana Occidente SA	632,813	20,782,043
	Iberpapel Gestion SA	116,318	3,214,743
	Liberbank SA	1,175,223	388,388
	Melia Hotels International SA	2,014,042	16,174,577
	Miquel y Costas & Miquel SA	75,104	1,254,465
*	Neinor Homes SA	7,754	84,587
	Sacyr S.A.	11,863,366	34,007,369
	Sacyr SA	276,564	794,413
	Tubacex SA	2,483,053	7,023,329
	Vocento SA	753,590	952,465
TOTAL SPAIN			299,655,240
SWEDEN — (2.6%)
	AcadeMedia AB	742,914	4,460,858
*	Adapteo Oyj	906,886	10,599,392
	Alimak Group AB	162,146	2,225,312
	Arjo AB, Class B	2,802,625	13,425,238
	Attendo AB	315,752	1,737,203
	BE Group AB	1,347	5,097
	Beijer Electronics Group AB	16,339	95,626
	Bergman & Beving AB	442,331	3,977,509
	Betsson AB	211,837	908,423
	Bilia AB, Class A	439,636	4,825,955
#	BillerudKorsnas AB	1,758,010	22,590,190
	Bjorn Borg AB	83,754	215,999
	Bonava AB, Class B	1,077,292	9,636,644
	Bufab AB	21,068	288,107
#	Bulten AB	383,875	2,855,172
	Bure Equity AB	1,111,871	24,757,326
#*	Byggmax Group AB	1,076,609	3,211,193
#	Cloetta AB, Class B	4,677,442	16,486,959
#*	Collector AB	54,913	172,592
	Dometic Group AB	1,101,210	10,014,912
*	Doro AB	358,575	1,766,084

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Duni AB	556,713	$7,588,641
#	Elanders AB, Class B	106,260	977,022
	Elos Medtech AB	13,271	150,448
*	Eltel AB	13,807	26,595
#	Granges AB	1,684,347	15,559,700
	Gunnebo AB	964,595	2,508,624
#	Haldex AB	1,146,060	5,817,060
#*	Hoist Finance AB	1,773,266	8,852,845
	Humana AB	166,623	1,069,373
#*	International Petroleum Corp.	836,077	2,975,611
	Inwido AB	1,331,885	10,024,589
*	ITAB Shop Concept AB, Class B	135,825	269,142
	JM AB	1,364,707	41,698,194
	KNOW IT AB	21,017	428,973
	Lindab International AB	1,847,437	20,905,833
#	Loomis AB, Class B	7,276	263,474
#*	Mekonomen AB	788,761	6,585,406
#	Momentum Group AB, Class B	411,089	4,964,536
	New Wave Group AB, Class B	1,527,613	9,165,575
	Nobia AB	326,154	2,404,806
	Nordic Waterproofing Holding A.S.	196,984	1,897,433
#	Opus Group AB	10,000	8,817
	Peab AB, Class B	3,558,714	35,726,142
#	Pricer AB, Class B	1,309,534	2,896,598
	Ratos AB, Class B	829,330	2,913,438
#	Recipharm AB, Class B	495,950	7,280,531
	Resurs Holding AB	1,746,971	9,668,743
	Rottneros AB	1,632,776	1,881,874
#*	SAS AB	6,414,360	9,206,424
	Scandi Standard AB	10,414	80,024
	Scandic Hotels Group AB	968,768	10,275,347
	Semcon AB	302,622	2,079,539
	Systemair AB	60,275	1,098,410
	VBG Group AB, Class B	40,680	730,467
TOTAL SWEDEN			362,236,025
SWITZERLAND — (4.3%)
	Allreal Holding AG	288,742	59,894,300
	ALSO Holding AG	38,070	6,215,508
#*	ams AG	123,666	5,025,437
#	Arbonia AG	948,730	11,391,412
*	Aryzta AG	521,499	522,764
#	Autoneum Holding AG	41,066	4,728,020
	Banque Cantonale de Geneve	33,703	7,130,570
	Banque Cantonale du Jura SA	7,739	454,607
	Banque Cantonale Vaudoise	9,700	8,123,315
	Bell Food Group AG	36,527	9,521,994
	Bellevue Group AG	130,106	3,788,305
#	Berner Kantonalbank AG	39,921	9,490,596
#	Bobst Group SA	91,816	4,814,016
#	Calida Holding AG	40,560	1,523,727
#	Carlo Gavazzi Holding AG	7,731	1,974,090
	Cicor Technologies, Ltd.	16,274	984,517
#	Cie Financiere Tradition SA	19,437	2,219,107
	Coltene Holding AG	18,504	1,621,109
	Conzzeta AG	19,747	22,425,395
	DKSH Holding AG	1,668	86,043
*	Dottikon Es Holding AG	309	196,155
	Dufry AG	137,923	11,956,477

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	EFG International AG	1,474,883	$9,127,576
	Energiedienst Holding AG	13,878	515,758
#	Feintool International Holding AG	28,474	1,520,272
*	GAM Holding AG	2,316,235	7,149,307
	Gurit Holding AG	7,938	12,013,040
	Helvetia Holding AG	649,974	93,437,655
#*	HOCHDORF Holding AG	6,611	569,991
	Huber & Suhner AG	88,708	6,609,393
	Hypothekarbank Lenzburg AG	20	96,349
#	Implenia AG	340,816	13,893,343
#	Investis Holding SA	9,206	825,957
	Jungfraubahn Holding AG	37,458	6,397,095
#	Kudelski SA	236,622	1,283,135
*	Lastminute.com NV	8,416	386,383
	Liechtensteinische Landesbank AG	167,834	11,272,346
	Luzerner Kantonalbank AG	16,890	7,176,095
	Metall Zug AG	1,139	2,599,510
#	Mikron Holding AG	30,699	199,111
	Mobimo Holding AG	90,058	29,061,712
	OC Oerlikon Corp. AG	656,837	6,995,714
*	Orascom Development Holding AG	23,322	341,606
	Orell Fuessli Holding AG	244	28,879
	Orior AG	16,220	1,490,288
	Phoenix Mecano AG	6,775	3,147,728
	Plazza AG, Class A	6,925	2,114,665
	Rieter Holding AG	35,705	4,700,083
#*	Schmolz + Bickenbach AG	9,785,530	2,084,617
	Schweiter Technologies AG	7,495	9,279,085
	Siegfried Holding AG	64,976	30,051,052
#	St Galler Kantonalbank AG	46,270	22,031,993
	Swiss Prime Site AG	26,121	3,188,987
	Swissquote Group Holding SA	147,361	8,901,630
#	Thurgauer Kantonalbank	11,153	1,266,987
	Tornos Holding AG	19,096	128,647
	TX Group AG	27,990	2,641,723
#	u-blox Holding AG	47,145	4,230,138
	Valiant Holding AG	173,488	17,837,517
	Valora Holding AG	90,925	24,193,286
	Vaudoise Assurances Holding SA	23,562	14,078,002
	Vetropack Holding AG	2,493	7,486,520
	Vontobel Holding AG	299,840	20,888,773
	VP Bank AG	67,844	11,618,810
	Walliser Kantonalbank	12,819	1,484,337
	Zehnder Group AG	204,629	9,707,423
	Zug Estates Holding AG, Class B	705	1,748,461
	Zuger Kantonalbank AG	225	1,530,910
TOTAL SWITZERLAND			591,419,353
UNITED KINGDOM — (15.9%)
	Aggreko P.L.C.	5,339,462	54,200,493
	Alliance Pharma P.L.C.	681,335	781,088
	Anglo Pacific Group P.L.C.	2,018,280	4,621,086
	Anglo-Eastern Plantations P.L.C.	264,173	1,918,530
	Arrow Global Group P.L.C.	74,867	261,969
	Babcock International Group P.L.C.	5,705,020	44,265,293
	Balfour Beatty P.L.C.	3,668,909	12,853,533
	Bank of Georgia Group P.L.C.	653,954	13,059,678
	Begbies Traynor Group P.L.C.	71,028	74,818
	Bellway P.L.C.	2,984,318	157,022,478

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Biffa P.L.C.	582,035	$2,162,086
	Bloomsbury Publishing P.L.C.	672,270	2,517,007
	Bodycote P.L.C.	2,697,412	30,441,041
*	Cairn Energy P.L.C.	619,712	1,384,263
	Camellia P.L.C.	661	74,593
	CareTech Holdings P.L.C.	112,706	679,873
	Carr's Group P.L.C.	596,259	1,240,997
	Castings P.L.C.	465,390	2,633,741
	Centamin P.L.C.	35,161,164	63,062,670
	Central Asia Metals P.L.C.	223,500	596,555
	Charles Stanley Group P.L.C.	3,600	15,845
	Chemring Group P.L.C.	3,741,858	13,425,189
	Chesnara P.L.C.	1,323,219	5,687,034
#	Cineworld Group P.L.C.	6,494,677	15,159,215
	Clarkson P.L.C.	37,507	1,444,629
	Close Brothers Group P.L.C.	2,971,788	55,477,797
	CMC Markets P.L.C.	543,326	1,123,245
	Computacenter P.L.C.	56,000	1,325,027
	Consort Medical P.L.C.	5,952	78,731
	Costain Group P.L.C.	27,659	71,255
	Countryside Properties P.L.C.	659,250	4,240,445
	Crest Nicholson Holdings P.L.C.	6,067,234	39,992,610
	Daily Mail & General Trust P.L.C., Class A	307,380	3,298,585
	Dart Group P.L.C.	375,203	8,414,809
	Devro P.L.C.	7,385	16,696
	DFS Furniture P.L.C.	308,810	1,135,890
*	Dialight P.L.C.	4,829	16,843
	DiscoverIE Group P.L.C.	1,081,541	8,157,755
	Dixons Carphone P.L.C.	15,307,166	27,352,968
	Drax Group P.L.C.	6,082,658	21,790,987
*	EI Group P.L.C.	15,351,269	57,644,052
	Elementis P.L.C.	4,164,506	7,019,057
*	EnQuest P.L.C.	32,474,802	10,230,376
	Epwin Group P.L.C.	205,790	295,415
	Equiniti Group P.L.C.	2,191,266	5,915,428
	Essentra P.L.C.	1,073,036	5,926,117
*	Firstgroup P.L.C.	27,633,584	45,073,865
#	Flowtech Fluidpower P.L.C.	90,707	114,979
*	Foxtons Group P.L.C.	454,554	499,229
*	Frasers Group P.L.C.	5,374,843	33,421,249
	Fuller Smith & Turner P.L.C., Class A	20,664	261,020
#	Galliford Try Holdings P.L.C.	2,772,425	5,451,707
*	Gem Diamonds, Ltd.	322,145	261,779
	Genel Energy P.L.C.	1,849,974	4,477,659
*	Georgia Capital P.L.C.	401,678	4,265,566
	Grafton Group P.L.C.	5,501,509	66,795,987
	Grainger P.L.C.	3,757,911	14,672,670
	Gulf Keystone Petroleum, Ltd.	3,172,905	7,766,046
	GVC Holdings P.L.C.	2,354,960	27,229,778
	H&T Group P.L.C.	38,785	192,664
	Halfords Group P.L.C.	4,826,793	10,423,124
	Hargreaves Services P.L.C.	9,363	38,866
	Hastings Group Holdings P.L.C.	101,832	241,918
	Headlam Group P.L.C.	205,245	1,413,960
	Helical P.L.C.	1,276,682	8,069,316
	Henry Boot P.L.C.	1,299,069	5,680,263
	Highland Gold Mining, Ltd.	2,538,649	7,023,558
	Hiscox, Ltd.	1,769,389	30,611,935
	Hochschild Mining P.L.C.	3,026,428	6,724,363

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hostelworld Group P.L.C.	93,260	$186,226
	Hunting P.L.C.	2,931,859	11,836,772
	Huntsworth P.L.C.	2,355,647	2,028,614
	Inchcape P.L.C.	3,632,743	31,485,891
*	Indivior P.L.C.	67,995	33,990
	Intermediate Capital Group P.L.C.	205,091	4,703,640
	International Personal Finance P.L.C.	2,392,712	4,976,332
	John Laing Group P.L.C.	3,047,657	14,254,851
#	John Wood Group P.L.C.	3,617,098	17,904,256
*	Just Group P.L.C.	888,289	913,298
	KAZ Minerals P.L.C.	215,058	1,239,517
	Keller Group P.L.C.	1,656,685	18,227,322
#	Kier Group P.L.C.	399,744	472,523
*	Lamprell P.L.C.	172,444	76,852
	Lancashire Holdings, Ltd.	3,077,197	30,386,431
	Lookers P.L.C.	3,603,485	2,636,697
	Low & Bonar P.L.C.	202,479	34,613
	LSL Property Services P.L.C.	55,441	224,149
	Man Group P.L.C.	16,652,030	33,749,491
	Marston's P.L.C.	16,303,016	22,566,345
	McCarthy & Stone P.L.C.	4,264,774	8,305,251
#	McColl's Retail Group P.L.C.	426,700	257,097
	Mears Group P.L.C.	2,228,112	8,960,745
#	Mediclinic International P.L.C.	2,616,161	12,723,920
	Meggitt P.L.C.	9,980,178	88,784,508
#*	Metro Bank P.L.C.	14,647	44,331
*	Mitchells & Butlers P.L.C.	6,861,621	36,182,008
	MJ Gleeson P.L.C.	579,480	7,329,423
	Morgan Sindall Group P.L.C.	256,902	6,203,492
*	Mothercare P.L.C.	125,798	25,729
#	MP Evans Group P.L.C.	13,214	123,899
	N Brown Group P.L.C.	1,134,768	1,225,396
	NAHL Group P.L.C.	71,032	90,128
	National Express Group P.L.C.	9,827,430	57,953,014
	NCC Group P.L.C.	70,513	199,796
#	Non-Standard Finance P.L.C.	172,679	64,933
	Norcros P.L.C.	69,235	263,216
#	Northgate P.L.C.	2,508,641	8,817,867
	OneSavings Bank P.L.C.	2,806,539	15,781,228
	Pan African Resources P.L.C.	861,678	147,788
	Paragon Banking Group P.L.C.	6,785,687	45,473,446
*	Parkmead Group P.L.C. (The)	45,787	26,515
#	Pendragon P.L.C.	17,046,238	2,775,068
#*	Petra Diamonds, Ltd.	2,547,783	319,700
#*	Petropavlovsk P.L.C.	36,406,226	8,724,689
	Pets at Home Group P.L.C.	5,970,305	22,198,568
	Pharos Energy P.L.C.	2,350,933	1,411,692
	Phoenix Group Holdings P.L.C.	6,310,528	62,995,309
	Playtech P.L.C.	4,147,113	18,854,694
*	Premier Foods P.L.C.	9,835,599	4,694,297
#*	Premier Oil P.L.C.	23,638,763	31,205,525
	Provident Financial P.L.C.	198,619	1,216,809
	QinetiQ Group P.L.C.	767,481	3,565,295
	Quilter P.L.C.	966,578	2,164,426
	Rank Group P.L.C.	366,954	1,383,008
	Reach P.L.C.	1,208,770	2,116,111
	Redcentric P.L.C.	136,949	197,312
	Redrow P.L.C.	7,588,073	79,520,542
	Renewi P.L.C.	5,041,410	2,369,164

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Royal Mail P.L.C.	2,912,796	$7,613,716
	RPS Group P.L.C.	3,885,783	8,919,118
	S&U P.L.C.	5,201	149,715
	Saga P.L.C.	12,636,709	6,972,351
	SDL P.L.C.	232,312	1,891,003
	Secure Trust Bank P.L.C.	597	12,604
	Senior P.L.C.	2,342,106	5,153,559
	Severfield P.L.C.	974,370	1,106,818
	SIG P.L.C.	9,405,119	11,466,476
	Signature Aviation P.L.C.	2,955,020	11,331,289
	Speedy Hire P.L.C.	5,520,262	5,799,895
	Spire Healthcare Group P.L.C.	1,798,603	3,116,146
	St. Modwen Properties P.L.C.	3,932,722	25,550,144
	Stock Spirits Group P.L.C.	2,433,000	6,530,896
	Superdry P.L.C.	583,577	2,946,440
	Tate & Lyle P.L.C.	36,727	383,926
	TP ICAP P.L.C.	7,989,562	41,776,985
	Travis Perkins P.L.C.	4,920,737	100,515,657
	Trifast P.L.C.	827,194	2,087,377
	TT Electronics P.L.C.	3,237,369	10,133,484
#	Tullow Oil P.L.C.	29,939,495	19,860,101
	Tyman P.L.C.	944,889	3,396,285
	U & I Group P.L.C.	1,453,377	3,433,775
	Urban & Civic P.L.C.	132,469	634,455
	Vectura Group P.L.C.	2,286,906	2,834,273
	Vertu Motors P.L.C.	1,223,287	589,512
	Vesuvius P.L.C.	7,415,606	42,588,435
*	Virgin Money UK P.L.C.	3,746,603	8,093,903
	Vistry Group P.L.C.	6,540,503	119,064,155
	Vp P.L.C.	274,660	3,607,553
#	Weir Group P.L.C (The)	148,114	2,628,469
	Young & Co's Brewery P.L.C.	2,351	37,945
	Young & Co's Brewery P.L.C., Class A	5,919	121,021
TOTAL UNITED KINGDOM			2,172,800,523
UNITED STATES — (0.0%)
*	Sundance Energy, Inc.	70,035	759,185
TOTAL COMMON STOCKS			12,899,839,112
PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
	Biotest AG	76,592	1,817,339
#	Draegerwerk AG & Co. KGaA	178,097	10,383,899
	Jungheinrich AG	10,029	220,203
	STO SE & Co. KGaA	25,833	3,028,455
TOTAL GERMANY			15,449,896
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	41,929	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	1,659,995	1,095,597
HONG KONG — (0.0%)
*	Guotai Junan International Holdings Ltd. Rights 09/03/20	2,446,333	0

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»

JAPAN — (0.0%)
*	Akatsuki Corp. Rights 12/25/18	16,800	$12,714
NORWAY — (0.0%)
*	XXL ASA Rights 10/25/19	121,742	0
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	10,557,095	0
*	First Sponsor Group, Ltd. Warrants 05/30/24	98,025	4,310
TOTAL SINGAPORE			4,310
TOTAL RIGHTS/WARRANTS			1,112,621
TOTAL INVESTMENT SECURITIES (Cost $12,268,364,697)			12,916,401,629

			Value†
SECURITIES LENDING COLLATERAL — (5.5%)
@§	The DFA Short Term Investment Fund	64,727,697	749,028,909
TOTAL INVESTMENTS — (100.0%)
(Cost $13,075,636,092)^^			$13,665,430,538
As of January 31, 2020, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	846	03/20/20	$137,751,742	$136,375,200	$(1,376,542)
Total Futures Contracts			$137,751,742	$136,375,200	$(1,376,542)
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$870,912,802	—	$870,912,802
Austria	—	121,699,276	—	121,699,276
Belgium	—	202,241,068	—	202,241,068
Canada	$1,255,572,778	2,635,697	—	1,258,208,475
China	—	1,765,675	—	1,765,675
Denmark	—	236,026,631	—	236,026,631
Finland	—	296,410,447	—	296,410,447
France	—	572,283,736	—	572,283,736
Germany	—	745,451,828	—	745,451,828
Greece	—	1,905	—	1,905
Hong Kong	—	337,712,908	—	337,712,908
Ireland	—	16,215,945	—	16,215,945
Israel	11,005	97,531,674	—	97,542,679
Italy	—	650,248,780	—	650,248,780
Japan	—	3,311,097,116	—	3,311,097,116
Netherlands	—	409,955,331	—	409,955,331
New Zealand	—	59,070,977	—	59,070,977
Norway	—	137,391,821	—	137,391,821

DFA International Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Portugal	—	$40,957,984	—	$40,957,984
Singapore	—	107,773,402	—	107,773,402
Spain	—	299,655,240	—	299,655,240
Sweden	$2,975,611	359,260,414	—	362,236,025
Switzerland	—	591,419,353	—	591,419,353
United Kingdom	—	2,172,800,523	—	2,172,800,523
United States	759,185	—	—	759,185
Preferred Stocks
Germany	—	15,449,896	—	15,449,896
Rights/Warrants
Canada	—	1,095,597	—	1,095,597
Japan	—	12,714	—	12,714
Singapore	—	4,310	—	4,310
Securities Lending Collateral	—	749,028,909	—	749,028,909
Futures Contracts**	(1,376,542)	—	—	(1,376,542)
TOTAL	$1,257,942,037	$12,406,111,959	—	$13,664,053,996
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.1%)
AUSTRALIA — (5.7%)
	A2B Australia, Ltd.	175,655	$172,298
	Accent Group, Ltd.	320,767	360,601
	Adelaide Brighton, Ltd.	177,422	428,459
*	Ainsworth Game Technology, Ltd.	105,607	51,595
*	Alkane Resources, Ltd.	331,112	176,142
#	Alliance Aviation Services, Ltd.	32,530	56,643
	ALS, Ltd.	52,121	333,090
	Altium, Ltd.	21,328	556,590
#	Alumina, Ltd.	163,756	235,848
	AMA Group, Ltd.	197,892	120,011
#*	Amaysim Australia, Ltd.	123,184	27,792
	AMP, Ltd.	1,250,886	1,509,442
	Ansell, Ltd.	34,576	730,842
	AP Eagers, Ltd.	87,426	520,591
	APN Property Group, Ltd.	91,418	38,078
*	Arafura Resources, Ltd.	163,027	8,505
#	ARB Corp., Ltd.	33,143	407,556
*	Ardent Leisure Group, Ltd.	322,468	302,306
	Aristocrat Leisure, Ltd.	14,585	347,840
#	ARQ Group, Ltd.	41,656	10,041
*	Asaleo Care, Ltd.	350,945	253,042
	ASX, Ltd.	2,792	157,959
	Atlas Arteria, Ltd.	49,314	265,577
	AUB Group, Ltd.	31,210	270,469
	Aurizon Holdings, Ltd.	191,352	685,902
	AusNet Services	165,552	195,090
	Austal, Ltd.	264,200	682,345
*	Austin Engineering, Ltd.	157,754	22,047
	Australia & New Zealand Banking Group, Ltd.	216,350	3,682,788
#*	Australian Agricultural Co., Ltd.	366,526	272,398
	Australian Pharmaceutical Industries, Ltd.	351,365	307,281
	Auswide Bank, Ltd.	7,550	31,040
	AVJennings, Ltd.	78,694	31,977
	Baby Bunting Group, Ltd.	10,861	24,531
	Bank of Queensland, Ltd.	355,845	1,809,148
	Bapcor, Ltd.	77,712	324,785
*	Base Resources, Ltd.	90,567	14,145
	Beach Energy, Ltd.	1,230,240	2,145,977
	Beacon Lighting Group, Ltd.	27,229	19,779
#	Bega Cheese, Ltd.	173,340	502,232
	Bendigo & Adelaide Bank, Ltd.	238,954	1,649,939
	BHP Group, Ltd.	178,389	4,574,589
	Bingo Industries, Ltd.	79,496	146,798
#	Blackmores, Ltd.	6,249	370,593
	BlueScope Steel, Ltd.	444,303	4,158,214
	Boral, Ltd.	474,516	1,563,791
	Brambles, Ltd.	80,792	674,809
	Breville Group, Ltd.	48,888	602,249
	Brickworks, Ltd.	57,546	760,646
#*	Buru Energy, Ltd.	58,640	6,644
#	BWX, Ltd.	35,860	99,202
	Caltex Australia, Ltd.	92,634	2,112,425
	Capitol Health, Ltd.	405,792	70,179
*	Cardno, Ltd.	201,915	53,097
#*	Carnarvon Petroleum, Ltd.	107,676	24,710

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	carsales.com, Ltd.	105,365	$1,199,315
*	Cash Converters International, Ltd.	399,386	61,071
	Cedar Woods Properties, Ltd.	70,874	377,435
	Challenger, Ltd.	260,022	1,539,436
	CIMIC Group, Ltd.	12,979	251,133
	City Chic Collective, Ltd.	3,566	7,285
	Clean Seas Seafood, Ltd.	51,077	25,138
*	Clean TeQ Holdings, Ltd.	158,476	25,741
	Cleanaway Waste Management, Ltd.	614,331	829,698
#	Clinuvel Pharmaceuticals, Ltd.	8,496	155,256
	Coca-Cola Amatil, Ltd.	52,878	420,164
	Cochlear, Ltd.	4,240	675,289
	Codan, Ltd.	71,514	363,846
	Coles Group, Ltd.	34,155	374,784
#	Collection House, Ltd.	117,176	83,242
	Collins Foods, Ltd.	92,014	523,272
	Commonwealth Bank of Australia	49,028	2,775,842
	Computershare, Ltd.	86,077	1,016,402
#*	Cooper Energy, Ltd.	933,354	347,959
#	Corporate Travel Management, Ltd.	28,755	337,962
#	Costa Group Holdings, Ltd.	181,890	331,044
	Credit Corp. Group, Ltd.	33,019	775,967
	Crown Resorts, Ltd.	75,435	586,408
*	CSG, Ltd.	179,470	36,669
	CSR, Ltd.	438,908	1,407,054
	Data#3, Ltd.	59,043	177,010
	Decmil Group, Ltd.	148,461	40,380
	Domain Holdings Australia, Ltd.	128,696	322,514
#	Domino's Pizza Enterprises, Ltd.	19,131	695,484
	Downer EDI, Ltd.	250,525	1,227,209
	DWS, Ltd.	60,092	43,257
*	Eclipx Group, Ltd.	298,743	316,804
	Elanor Investor Group	11,398	16,468
	Elders, Ltd.	80,953	398,331
#*	Electro Optic Systems Holdings, Ltd.	20,518	142,970
*	Emeco Holdings, Ltd.	90,338	136,148
	Emeco Holdings, Ltd.	8,779	12,165
#*	Energy World Corp., Ltd.	944,535	45,060
	Enero Group, Ltd.	17,942	23,852
	EQT Holdings, Ltd.	8,373	174,095
	Estia Health, Ltd.	194,253	317,363
	Euroz, Ltd.	1,190	852
	EVENT Hospitality and Entertainment, Ltd.	61,414	527,904
	Evolution Mining, Ltd.	604,011	1,524,421
#*	FAR, Ltd.	1,466,257	40,025
	Finbar Group, Ltd.	18,455	10,627
*	Fleetwood Corp., Ltd.	85,236	119,004
	FlexiGroup, Ltd.	259,058	359,714
	Flight Centre Travel Group, Ltd.	16,018	417,199
	Fortescue Metals Group, Ltd.	226,214	1,675,754
#	Freedom Foods Group, Ltd.	12,834	41,090
	G8 Education, Ltd.	446,401	566,226
#*	Galaxy Resources, Ltd.	66,018	44,370
	Genworth Mortgage Insurance Australia, Ltd.	225,484	549,543
*	Gold Road Resources, Ltd.	387,738	373,407
*	GrainCorp, Ltd., Class A	171,081	949,584
	Grange Resources, Ltd.	490,389	76,861
*	Greenland Minerals, Ltd.	712,099	58,734
#	GUD Holdings, Ltd.	47,128	374,794

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	GWA Group, Ltd.	182,032	$432,352
	Hansen Technologies, Ltd.	115,264	281,603
#	Harvey Norman Holdings, Ltd.	229,884	645,117
	Healius, Ltd.	1,052,353	2,059,802
#	Helloworld Travel, Ltd.	15,327	43,172
*	Horizon Oil, Ltd.	329,531	27,293
#	HT&E, Ltd.	228,291	259,500
	Huon Aquaculture Group, Ltd.	12,043	36,184
	IDP Education, Ltd.	30,329	353,073
	IGO, Ltd.	375,351	1,515,937
	Iluka Resources, Ltd.	165,523	1,058,702
	Imdex, Ltd.	220,811	213,432
*	IMF Bentham, Ltd.	149,497	470,691
	Incitec Pivot, Ltd.	752,145	1,633,093
	Infigen Energy	247,239	129,800
	Infomedia, Ltd.	159,345	215,968
#	Inghams Group, Ltd.	22,197	52,161
	Insurance Australia Group, Ltd.	144,724	680,508
*	Intega Group, Ltd.	201,915	57,732
	Integral Diagnostics, Ltd.	4,260	11,459
	Integrated Research, Ltd.	47,760	93,786
#	InvoCare, Ltd.	64,474	574,624
#	IOOF Holdings, Ltd.	247,790	1,291,161
	IPH, Ltd.	31,957	193,452
	IRESS, Ltd.	60,653	560,420
#*	iSelect, Ltd.	232,334	78,467
*	iSentia Group, Ltd.	76,936	13,257
	IVE Group, Ltd.	87,518	135,046
	James Hardie Industries P.L.C.	29,101	611,870
	James Hardie Industries P.L.C., Sponsored ADR	1,506	31,626
	Japara Healthcare, Ltd.	257,296	165,789
#	JB Hi-Fi, Ltd.	66,619	1,751,950
	Jupiter Mines, Ltd.	603,649	116,123
*	Karoon Energy, Ltd.	552,361	423,430
*	Kingsgate Consolidated, Ltd.	78,969	29,851
	LendLease Group	169,008	2,029,830
	Lifestyle Communities, Ltd.	13,153	80,009
	Link Administration Holdings, Ltd.	226,925	1,022,547
	Lovisa Holdings, Ltd.	8,288	61,071
*	Lucapa Diamond Co., Ltd.	177,349	12,996
*	Lynas Corp., Ltd.	322,616	468,527
	MACA, Ltd.	225,090	143,796
	Macmahon Holdings, Ltd.	971,526	178,354
	Macquarie Group, Ltd.	18,535	1,771,031
	Magellan Financial Group, Ltd.	25,900	1,140,617
*	MaxiTRANS Industries, Ltd.	77,028	11,044
#*	Mayne Pharma Group, Ltd.	1,274,214	382,374
	McMillan Shakespeare, Ltd.	42,486	363,324
	McPherson's, Ltd.	98,304	177,286
	Medibank Pvt, Ltd.	162,308	333,499
*	Medusa Mining, Ltd.	194,982	102,279
#*	Mesoblast, Ltd.	340,123	664,081
#*	Metals X, Ltd.	479,898	25,386
	Metcash, Ltd.	859,660	1,489,742
#	Mineral Resources, Ltd.	104,774	1,177,971
*	MMA Offshore, Ltd.	529,550	59,823
#	MNF Group, Ltd.	17,380	56,506
#	Monadelphous Group, Ltd.	49,657	573,773
	Monash IVF Group, Ltd.	158,334	104,743

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Money3 Corp., Ltd.	116,116	$189,696
	Mortgage Choice, Ltd.	78,728	69,517
	Mount Gibson Iron, Ltd.	367,015	220,181
*	Myer Holdings, Ltd.	1,501,366	437,776
	MyState, Ltd.	45,484	165,139
	National Australia Bank, Ltd.	205,809	3,515,653
	Navigator Global Investments, Ltd.	84,590	180,458
#	Neometals, Ltd.	48,923	6,384
#	New Energy Solar, Ltd.	27,811	22,860
#	New Hope Corp., Ltd.	226,358	280,669
	Newcrest Mining, Ltd.	29,612	592,833
*	NEXTDC, Ltd.	79,666	398,468
	nib holdings, Ltd.	223,236	799,307
	Nick Scali, Ltd.	28,112	131,511
	Nine Entertainment Co. Holdings, Ltd.	1,246,938	1,542,319
	Northern Star Resources, Ltd.	231,968	1,998,208
	NRW Holdings, Ltd.	342,053	703,612
*	Nufarm, Ltd.	292,533	1,066,991
	OFX Group, Ltd.	129,462	130,203
	Oil Search, Ltd.	141,573	676,670
	oOh!media, Ltd.	133,300	299,515
	Orica, Ltd.	38,632	583,662
	Origin Energy, Ltd.	293,651	1,588,555
	Orora, Ltd.	713,594	1,523,389
	Over the Wire Holdings, Ltd.	12,687	37,562
	OZ Minerals, Ltd.	259,884	1,735,904
	Pacific Current Group, Ltd.	48,968	207,919
	Pacific Smiles Group, Ltd.	19,058	23,293
*	Pact Group Holdings, Ltd.	176,261	322,973
*	Panoramic Resources, Ltd.	393,222	62,772
#	Paragon Care, Ltd.	29,983	8,216
	Peet, Ltd.	331,749	299,113
	Pendal Group, Ltd.	103,544	605,947
	Perenti Global, Ltd.	560,823	568,497
#	Perpetual, Ltd.	28,654	808,206
*	Perseus Mining, Ltd.	857,012	681,728
#	Pioneer Credit, Ltd.	19,143	22,444
#	Platinum Asset Management, Ltd.	114,905	359,917
	Premier Investments, Ltd.	36,642	481,842
*	Prime Media Group, Ltd.	259,087	26,682
#	Pro Medicus, Ltd.	14,621	230,495
	PWR Holdings, Ltd.	7,255	22,885
	Qantas Airways, Ltd.	157,154	666,302
	QBE Insurance Group, Ltd.	168,653	1,535,269
	QMS Media, Ltd.	192,817	156,296
	Qube Holdings, Ltd.	472,660	1,077,389
	Ramelius Resources, Ltd.	361,694	324,272
	Ramsay Health Care, Ltd.	7,186	378,001
#	REA Group, Ltd.	3,734	282,533
	Reckon, Ltd.	24,980	11,445
#	Reece, Ltd.	11,997	89,252
	Regis Healthcare, Ltd.	69,376	111,098
	Regis Resources, Ltd.	241,196	739,375
	Reject Shop, Ltd. (The)	25,896	83,946
#*	Resolute Mining, Ltd.	703,256	552,371
	Ridley Corp., Ltd.	143,594	98,946
	Rio Tinto, Ltd.	28,857	1,872,482
*	RPMGlobal Holdings, Ltd.	72,882	53,302
	RXP Services, Ltd.	120,452	38,996

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Salmat, Ltd.	16,043	$8,789
	Sandfire Resources, Ltd.	159,145	584,514
	Santos, Ltd.	833,768	4,785,342
*	Saracen Mineral Holdings, Ltd.	664,126	1,790,008
	SeaLink Travel Group, Ltd.	27,357	78,823
	Seek, Ltd.	26,845	402,471
	Select Harvests, Ltd.	69,828	396,285
*	Senex Energy, Ltd.	1,131,149	234,180
	Servcorp, Ltd.	42,286	124,818
	Service Stream, Ltd.	183,283	318,900
	Seven Group Holdings, Ltd.	23,564	313,861
*	Seven West Media, Ltd.	826,279	136,001
	SG Fleet Group, Ltd.	35,784	52,433
	Sigma Healthcare, Ltd.	2,550,370	1,017,464
*	Silver Chef, Ltd.	17,431	7,414
*	Silver Lake Resources, Ltd.	574,663	636,748
	Sims, Ltd.	140,697	993,682
	SmartGroup Corp., Ltd.	6,867	30,889
	Sonic Healthcare, Ltd.	16,237	340,339
	South32, Ltd.	1,016,112	1,743,542
	Southern Cross Media Group, Ltd.	644,998	374,476
	Spark Infrastructure Group	292,735	428,506
#	SpeedCast International, Ltd.	198,889	103,545
#	St Barbara, Ltd.	348,348	649,347
	Star Entertainment Grp, Ltd. (The)	456,551	1,260,793
	Steadfast Group, Ltd.	111,182	282,522
*	Strike Energy, Ltd.	404,028	47,041
	Suncorp Group, Ltd.	234,229	2,000,935
	Sunland Group, Ltd.	67,813	80,058
	Super Retail Group, Ltd.	121,328	755,431
#*	Superloop, Ltd.	89,510	52,188
#*	Syrah Resources, Ltd.	322,970	107,024
	Tabcorp Holdings, Ltd.	367,787	1,144,823
	Tassal Group, Ltd.	177,188	506,754
	Technology One, Ltd.	134,332	751,881
	Telstra Corp., Ltd.	126,973	323,775
*	Thorn Group, Ltd.	129,334	19,199
*	Tiger Resources, Ltd.	335,407	63
	TPG Telecom, Ltd.	83,532	415,278
	Treasury Wine Estates, Ltd.	25,117	215,744
*	Troy Resources, Ltd.	258,080	16,384
	Village Roadshow, Ltd.	86,932	233,908
*	Virgin Australia Holdings, Ltd.	2,256,515	219,258
	Virtus Health, Ltd.	66,783	191,962
	Vita Group, Ltd.	125,307	98,729
*	Vocus Group, Ltd.	528,531	1,184,528
#	Webjet, Ltd.	27,403	212,491
	Wesfarmers, Ltd.	34,155	1,024,726
	Western Areas, Ltd.	282,804	478,568
*	Westgold Resources, Ltd.	169,233	251,734
	Westpac Banking Corp.	141,805	2,369,764
#	Westpac Banking Corp., Sponsored ADR	9,009	149,820
	Whitehaven Coal, Ltd.	590,639	976,914
	Woodside Petroleum, Ltd.	122,335	2,802,760
	Woolworths Group, Ltd.	24,681	685,486
#	Worley, Ltd.	131,143	1,310,855
	WPP AUNZ, Ltd.	387,509	149,085
TOTAL AUSTRALIA			157,540,442

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (0.6%)
	Agrana Beteiligungs AG	12,744	$271,000
	ANDRITZ AG	37,161	1,462,138
	Atrium European Real Estate, Ltd.	22,623	87,114
	Austria Technologie & Systemtechnik AG	25,068	551,861
	CA Immobilien Anlagen AG	14,604	642,551
	DO & CO AG	4,008	399,712
	Erste Group Bank AG	27,781	1,020,045
	EVN AG	32,503	641,332
#	FACC AG	8,282	109,778
	Flughafen Wien AG	2,852	115,456
	IMMOFINANZ AG	7,303	202,655
	Kapsch TrafficCom AG	2,499	73,660
#	Lenzing AG	4,527	357,809
	Mayr Melnhof Karton AG	3,065	421,227
	Oberbank AG	847	90,190
#	Oesterreichische Post AG	16,719	634,671
	OMV AG	26,129	1,298,456
	Palfinger AG	8,726	270,283
	POLYTEC Holding AG	8,231	73,067
#	Porr AG	6,557	114,297
	Raiffeisen Bank International AG	91,287	2,079,429
#	Rosenbauer International AG	1,017	47,340
	S IMMO AG	15,940	427,021
#	Schoeller-Bleckmann Oilfield Equipment AG	5,463	251,087
#*	Semperit AG Holding	6,249	84,560
	Strabag SE	15,023	501,112
	Telekom Austria AG	82,988	667,098
	UBM Development AG	2,512	135,693
	UNIQA Insurance Group AG	102,669	970,933
	Verbund AG	4,978	263,221
	Vienna Insurance Group AG Wiener Versicherung Gruppe	27,294	736,744
#	voestalpine AG	29,355	710,855
	Wienerberger AG	13,837	392,587
*	Zumtobel Group AG	14,899	146,234
TOTAL AUSTRIA			16,251,216
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	16,496	2,642,455
	Ageas	86,691	4,780,264
*	AGFA-Gevaert NV	178,838	878,395
	Anheuser-Busch InBev SA	27,589	2,081,314
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	6,428	484,028
#*	Argenx SE, ADR	1,177	169,829
	Atenor	2,049	164,935
	Banque Nationale de Belgique	69	178,985
	Barco NV	4,206	1,045,817
	Bekaert SA	38,406	975,028
	bpost SA	84,593	843,004
	Cie d'Entreprises CFE	7,777	848,043
	Colruyt SA	11,843	592,549
#	Deceuninck NV	56,289	123,750
	D'ieteren SA	26,398	1,703,874
	Econocom Group SA	105,654	300,385
	Elia System Operator SA	3,076	296,650
	Euronav NV	125,013	1,242,148
*	Euronav NV	23,657	233,731
	EVS Broadcast Equipment SA	8,451	190,901
*	Exmar NV	35,842	212,995
	Fagron	23,629	546,991

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#*	Galapagos NV, Sponsored ADR	877	$195,466
	Gimv NV	12,616	777,362
	Immobel SA	1,724	146,045
	KBC Group NV	41,862	3,071,638
	Kinepolis Group NV	8,679	535,252
	Lotus Bakeries NV	113	342,550
#	Melexis NV	10,065	715,309
*	Nyrstar NV	67,523	13,065
	Ontex Group NV	50,527	915,793
	Orange Belgium SA	29,651	602,880
#*	Oxurion NV	25,428	86,608
	Picanol	1,255	90,471
	Proximus SADP	32,868	936,478
	Recticel SA	42,061	359,087
	Resilux	847	132,435
	Roularta Media Group NV	1,845	34,048
	Sioen Industries NV	8,233	197,590
#	Sipef NV	5,228	301,356
#	Solvay SA	55,653	5,767,892
	Telenet Group Holding NV	8,657	402,517
	TER Beke SA	539	69,650
*	Tessenderlo Group SA	27,512	925,634
	UCB SA	14,055	1,293,372
	Umicore SA	19,763	909,955
	Van de Velde NV	3,155	97,943
*	Viohalco SA	25,814	104,406
TOTAL BELGIUM			39,560,873
CANADA — (8.8%)
#*	5N Plus, Inc.	52,215	83,250
	Absolute Software Corp.	14,551	106,543
#	Acadian Timber Corp.	7,976	98,962
#*	Advantage Oil & Gas, Ltd.	334,774	559,053
	Aecon Group, Inc.	63,335	823,633
#*	Africa Oil Corp.	329,400	340,999
#	AG Growth International, Inc.	10,160	349,236
	AGF Management, Ltd., Class B	156,112	833,997
	Agnico Eagle Mines, Ltd.	5,163	319,177
#*	Aimia, Inc.	54,074	136,063
*	Air Canada	18,500	619,695
	AirBoss of America Corp.	12,431	80,970
*	Alacer Gold Corp.	319,021	1,499,403
	Alamos Gold, Inc., Class A	343,270	2,165,862
#	Alamos Gold, Inc., Class A	61,980	390,474
#	Alaris Royalty Corp.	38,823	640,987
#*	Alcanna, Inc.	27,455	85,888
	Algoma Central Corp.	4,796	46,496
	Algonquin Power & Utilities Corp.	25,120	384,563
#*	Alio Gold, Inc.	16,660	12,463
#	AltaGas, Ltd.	130,427	2,100,196
	Altius Minerals Corp.	16,500	133,531
#	Altus Group, Ltd.	11,466	375,586
*	Americas Gold & Silver Corp.	27,100	80,067
#*	Amerigo Resources, Ltd.	77,500	29,866
	Andrew Peller, Ltd., Class A	14,100	117,518
#	ARC Resources, Ltd.	320,716	1,701,244
*	Argonaut Gold, Inc.	172,203	231,617
*	Aritzia, Inc.	14,700	278,027
#*	Asanko Gold, Inc.	123,493	115,711

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Atco, Ltd., Class I	6,000	$234,034
#*	Athabasca Oil Corp.	419,433	126,774
#*	ATS Automation Tooling Systems, Inc.	18,045	277,206
#*	Aurora Cannabis, Inc.	28,300	53,461
#*	Aurora Cannabis, Inc.	125,929	238,006
	AutoCanada, Inc.	31,919	314,511
	B2Gold Corp.	773,826	3,350,478
#	Badger Daylighting, Ltd.	20,326	530,344
	Bank of Montreal	44,007	3,356,224
#	Bank of Montreal	50,694	3,863,897
	Bank of Nova Scotia (The)	70,043	3,825,749
	Barrick Gold Corp.	22,540	417,441
	Barrick Gold Corp.	127,986	855,091
*	Bausch Health Cos., Inc.	70,628	1,937,326
*	Baytex Energy Corp.	320,770	349,032
*	Baytex Energy Corp.	31,128	34,552
	BCE, Inc.	2,100	98,954
	BCE, Inc.	1,072	50,513
	Birchcliff Energy, Ltd.	238,254	315,056
	Bird Construction, Inc.	22,559	111,142
*	Black Diamond Group, Ltd.	31,657	46,167
*	BlackBerry, Ltd.	93,017	566,508
#*	BlackBerry, Ltd.	93,253	568,843
#*	Bombardier, Inc., Class A	9,900	10,024
*	Bombardier, Inc., Class B	168,303	156,425
#	Bonavista Energy Corp.	587,657	226,466
#	Bonterra Energy Corp.	25,174	63,534
#	Boralex, Inc., Class A	33,304	694,567
	Bridgemarq Real Estate Services	1,900	22,024
	Brookfield Asset Management, Inc., Class A	11,900	728,399
	BRP, Inc.	9,500	484,978
	CAE, Inc.	16,827	499,063
	CAE, Inc.	4,303	127,713
#*	Calfrac Well Services, Ltd.	114,532	83,947
	Calian Group, Ltd.	3,733	120,729
	Cameco Corp.	68,296	550,641
	Cameco Corp.	103,997	839,256
	Canaccord Genuity Group, Inc.	77,666	288,737
	Canacol Energy, Ltd.	82,319	264,982
#*	Canada Goose Holdings, Inc.	3,170	95,100
	Canadian Imperial Bank of Commerce	13,342	1,088,007
	Canadian Imperial Bank of Commerce	26,962	2,196,594
	Canadian Natural Resources, Ltd.	7,504	211,046
	Canadian Natural Resources, Ltd.	220,479	6,202,074
#	Canadian Tire Corp., Ltd., Class A	8,816	945,485
	Canadian Western Bank	101,318	2,505,006
*	Canfor Corp.	70,590	634,211
#	Canfor Pulp Products, Inc.	30,049	192,773
	CanWel Building Materials Group, Ltd.	55,021	219,519
	Capital Power Corp.	23,284	637,081
*	Capstone Mining Corp.	369,485	198,228
#	Cardinal Energy, Ltd.	103,611	181,636
	Cargojet, Inc.	1,500	133,644
#	Cascades, Inc.	76,872	656,961
	CCL Industries, Inc., Class B	27,170	1,145,805
*	Celestica, Inc.	81,593	737,601
*	Celestica, Inc.	21,177	191,704
	Cenovus Energy, Inc.	103,049	897,026
	Cenovus Energy, Inc.	70,959	618,053

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Centerra Gold, Inc.	237,824	$1,904,889
*	Centerra Gold, Inc.	935	7,470
	Cervus Equipment Corp.	7,336	46,952
#	CES Energy Solutions Corp.	117,152	172,621
*	CGI, Inc.	299	22,879
*	CGI, Inc.	600	45,941
#	Chesswood Group, Ltd.	10,697	80,830
*	China Gold International Resources Corp., Ltd.	280,928	239,874
	CI Financial Corp.	42,955	752,702
	Cineplex, Inc.	36,455	930,244
	Clearwater Seafoods, Inc.	10,558	43,161
	Cogeco Communications, Inc.	12,378	971,796
	Cogeco, Inc.	6,264	438,868
	Colliers International Group, Inc.	4,219	342,072
	Colliers International Group, Inc.	6,685	541,686
	Computer Modelling Group, Ltd.	45,922	280,376
	Constellation Software, Inc.	1,092	1,147,821
*	Continental Gold, Inc.	107,950	446,189
#*	Copper Mountain Mining Corp.	202,583	101,031
	Corby Spirit and Wine, Ltd.	4,950	58,088
*	Corridor Resources, Inc.	5,600	5,289
	Corus Entertainment, Inc., Class B	409,205	1,552,221
	Cott Corp.	10,709	163,741
	Cott Corp.	50,909	778,984
	Crescent Point Energy Corp.	244,457	805,375
	Crescent Point Energy Corp.	300,815	989,682
#*	Crew Energy, Inc.	221,085	73,506
*	CRH Medical Corp.	23,040	89,660
#*	Denison Mines Corp.	414,890	144,211
*	Detour Gold Corp.	159,835	2,862,392
#*	DIRTT Environmental Solutions	26,200	67,905
#	Dollarama, Inc.	14,598	497,373
	Dorel Industries, Inc., Class B	31,018	121,409
	DREAM Unlimited Corp., Class A	46,842	413,770
*	Dundee Precious Metals, Inc.	125,315	578,566
	ECN Capital Corp.	226,055	956,557
	E-L Financial Corp., Ltd.	275	169,148
*	Eldorado Gold Corp.	144,542	1,050,695
	Element Fleet Management Corp.	274,446	2,635,793
	Empire Co., Ltd., Class A	42,851	994,050
	Enbridge, Inc.	606	24,634
#*	Endeavour Mining Corp.	35,369	724,265
#*	Endeavour Silver Corp.	7,980	16,944
	Enerflex, Ltd.	97,431	745,052
#*	Energy Fuels, Inc.	50,805	72,941
#*	Energy Fuels, Inc.	2,144	3,044
#	Enerplus Corp.	28,093	143,288
	Enerplus Corp.	201,890	1,029,639
	Enghouse Systems, Ltd.	21,432	848,924
	Ensign Energy Services, Inc.	103,067	183,798
	Equitable Group, Inc.	11,835	942,132
#*	Essential Energy Services Trust	168,421	44,542
	Evertz Technologies, Ltd.	13,926	182,362
#	Exchange Income Corp.	14,690	471,203
	Exco Technologies, Ltd.	24,917	141,210
*	EXFO, Inc.	48	188
#	Extendicare, Inc.	52,304	325,270
	Fairfax Financial Holdings, Ltd.	4,383	1,961,222
	Fiera Capital Corp.	26,571	248,965

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Finning International, Inc.	69,069	$1,194,642
	Firm Capital Mortgage Investment Corp.	28,200	321,762
	First Capital Real Estate Investment Trust	11,008	180,250
#*	First Majestic Silver Corp.	62,034	625,309
#*	First Majestic Silver Corp.	26,297	264,811
*	First Mining Gold Corp.	344,000	61,085
	First National Financial Corp.	8,600	249,214
	First Quantum Minerals, Ltd.	186,930	1,463,348
	FirstService Corp.	4,382	430,751
	FirstService Corp.	4,219	415,110
#*	Fission Uranium Corp.	337,775	66,361
*	Fortuna Silver Mines, Inc.	128,492	503,909
#	Franco-Nevada Corp.	3,116	354,194
#	Freehold Royalties, Ltd.	68,342	364,587
	Frontera Energy Corp.	22,090	157,070
	Gamehost, Inc.	12,082	76,323
*	GDI Integrated Facility Services, Inc.	400	10,035
*	Gear Energy, Ltd.	139,903	40,700
*	Genesis Land Development Corp.	10,800	17,709
#	Genworth MI Canada, Inc.	42,303	1,866,779
	George Weston, Ltd.	8,430	679,356
	Gibson Energy, Inc.	43,400	871,017
	Gildan Activewear, Inc.	13,046	361,491
*	Glacier Media, Inc.	3,000	1,088
	GMP Capital, Inc.	44,285	64,918
	goeasy, Ltd.	9,293	471,040
#*	Golden Star Resources, Ltd.	26,556	78,059
	GoldMoney, Inc.	37,900	52,408
#*	Gran Tierra Energy, Inc.	1,100	1,096
#*	Gran Tierra Energy, Inc.	362,792	361,860
*	Great Canadian Gaming Corp.	30,568	920,459
	Great-West Lifeco, Inc.	11,090	287,348
	Guardian Capital Group, Ltd., Class A	9,233	192,418
#*	Guyana Goldfields, Inc.	125,851	67,519
*	Heroux-Devtek, Inc.	28,896	434,073
#	High Arctic Energy Services, Inc.	20,900	29,690
#	High Liner Foods, Inc.	15,514	96,948
*	Home Capital Group, Inc.	77,691	1,852,162
#	Horizon North Logistics, Inc.	139,678	107,656
	Hudbay Minerals, Inc.	3,790	11,635
	Hudbay Minerals, Inc.	455,444	1,397,236
	Husky Energy, Inc.	167,608	1,090,456
	iA Financial Corp., Inc.	67,623	3,721,462
*	IAMGOLD Corp.	330,126	985,339
*	IBI Group, Inc.	12,400	50,972
	IGM Financial, Inc.	7,000	202,426
#*	Imperial Metals Corp.	48,966	71,410
	Imperial Oil, Ltd.	71,118	1,686,325
	Imperial Oil, Ltd.	13,622	322,569
*	Indigo Books & Music, Inc.	5,542	15,704
	Information Services Corp.	7,500	90,959
	Innergex Renewable Energy, Inc.	49,695	705,966
	Intact Financial Corp.	3,600	390,005
#	Inter Pipeline, Ltd.	51,578	859,373
*	Interfor Corp.	59,612	631,075
*	Intertain Group, Ltd. (The)	9,352	84,394
	Intertape Polymer Group, Inc.	36,164	442,144
#	Invesque, Inc.	6,700	43,148
*	IPL Plastics, Inc.	1,700	11,073

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Ivanhoe Mines, Ltd., Class A	294,837	$761,933
	Jamieson Wellness, Inc.	7,111	142,714
#	Just Energy Group, Inc.	29,108	40,471
	Just Energy Group, Inc.	2,300	3,220
	K-Bro Linen, Inc.	4,928	158,259
#*	Kelt Exploration, Ltd.	132,053	379,175
#	Keyera Corp.	32,800	855,814
*	Kinaxis, Inc.	3,542	294,087
*	Kinross Gold Corp.	886,903	4,496,841
*	Kinross Gold Corp.	73,944	374,896
	Kirkland Lake Gold, Ltd.	51,589	2,115,562
*	Knight Therapeutics, Inc.	94,043	557,834
	KP Tissue, Inc.	5,500	44,053
#	Labrador Iron Ore Royalty Corp.	26,651	424,716
	Lassonde Industries, Inc., Class A	600	63,722
#	Laurentian Bank of Canada	29,217	948,217
*	Leagold Mining Corp.	64,946	178,633
	Leon's Furniture, Ltd.	21,738	266,099
	Linamar Corp.	50,928	1,677,846
	Loblaw Cos., Ltd.	8,993	470,492
	Lucara Diamond Corp.	293,275	183,934
*	Lundin Gold, Inc.	29,100	231,542
	Lundin Mining Corp.	276,416	1,449,544
	Magellan Aerospace Corp.	16,036	170,611
	Magna International, Inc.	49,444	2,506,572
	Magna International, Inc.	91,616	4,644,015
*	Mainstreet Equity Corp.	1,005	59,689
*	Major Drilling Group International, Inc.	81,529	338,215
*	Mandalay Resources Corp.	2,837	2,144
	Manulife Financial Corp.	24,401	475,335
#	Manulife Financial Corp.	211,244	4,112,921
#	Maple Leaf Foods, Inc.	36,654	717,902
	Martinrea International, Inc.	83,175	810,758
*	Mav Beauty Brands, Inc.	7,900	25,221
*	Maxim Power Corp.	2,200	3,624
	Mediagrif Interactive Technologies, Inc.	5,000	26,069
#	Medical Facilities Corp.	32,241	99,642
*	MEG Energy Corp.	190,389	972,517
	Melcor Developments, Ltd.	6,353	61,351
	Methanex Corp.	15,900	515,543
	Methanex Corp.	4,014	130,254
	Metro, Inc.	23,451	956,023
	Morguard Corp.	800	122,497
	Morneau Shepell, Inc.	15,425	403,749
	MTY Food Group, Inc.	6,374	278,363
#	Mullen Group, Ltd.	76,251	520,286
	National Bank of Canada	56,678	3,144,828
	Neo Performance Materials, Inc.	2,600	21,415
*	New Gold, Inc.	1,136,582	1,047,778
#	NFI Group, Inc.	36,846	852,520
	Norbord, Inc.	4,916	144,390
#	Norbord, Inc.	5,786	169,819
	North American Construction Group, Ltd.	12,646	138,175
	North American Construction Group, Ltd.	11,011	120,020
	North West Co., Inc. (The)	28,608	595,766
#	Northland Power, Inc.	52,350	1,178,409
	Nutrien, Ltd.	14,377	613,690
	Nutrien, Ltd.	27,347	1,167,455
#*	NuVista Energy, Ltd.	144,490	232,555

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Obsidian Energy, Ltd.	55,877	$38,422
	OceanaGold Corp.	555,773	1,163,285
	Onex Corp.	37,435	2,401,565
	Open Text Corp.	12,400	558,066
	Open Text Corp.	2,580	116,074
*	Orbite Technologies, Inc.	121,500	24
	Osisko Gold Royalties, Ltd.	59,624	594,706
	Osisko Gold Royalties, Ltd.	8,457	84,401
#*	Osisko Mining, Inc.	15,400	46,314
#*	Painted Pony Energy, Ltd.	227,952	98,181
	Pan American Silver Corp.	4,422	101,649
	Pan American Silver Corp.	61,624	1,416,111
#*	Paramount Resources, Ltd., Class A	48,237	220,153
*	Parex Resources, Inc.	114,530	1,813,060
	Park Lawn Corp.	11,234	253,728
	Parkland Fuel Corp.	24,508	852,798
	Pason Systems, Inc.	39,378	392,768
#	Pembina Pipeline Corp.	8,954	342,882
	Pembina Pipeline Corp.	82	3,141
#	Peyto Exploration & Development Corp.	143,154	312,615
*	PHX Energy Services Corp.	34,852	63,731
	Pinnacle Renewable Energy, Inc.	6,000	46,199
	Pizza Pizza Royalty Corp.	20,206	148,560
	Polaris Infrastructure, Inc.	13,640	148,624
#	PrairieSky Royalty, Ltd.	58,068	636,668
*	Precision Drilling Corp.	220,292	259,676
*	Precision Drilling Corp.	59,993	70,192
#*	Premier Gold Mines, Ltd.	154,180	185,240
#	Premium Brands Holdings Corp.	14,439	1,063,231
*	Pretium Resources, Inc.	36,986	402,727
*	Pulse Seismic, Inc.	33,004	43,643
	Quarterhill, Inc.	179,331	262,885
	Quebecor, Inc., Class B	32,000	794,076
#*	Questerre Energy Corp., Class A	62,560	10,164
*	Real Matters, Inc.	4,900	51,466
	Recipe Unlimited Corp.	9,811	138,039
	Reitmans Canada, Ltd., Class A	33,999	23,635
	Richelieu Hardware, Ltd.	26,280	580,050
	Ritchie Bros Auctioneers, Inc.	1,000	42,217
	Ritchie Bros Auctioneers, Inc.	627	26,472
	Rocky Mountain Dealerships, Inc.	13,878	67,534
	Rogers Communications, Inc., Class B	9,500	475,665
#	Rogers Sugar, Inc.	65,867	238,403
	Royal Bank of Canada	24,200	1,912,374
	Royal Bank of Canada	21,014	1,659,265
	Russel Metals, Inc.	67,961	1,103,070
*	Sabina Gold & Silver Corp.	168,500	226,636
#*	Sandstorm Gold, Ltd.	94,834	650,667
	Saputo, Inc.	11,022	338,639
#	Savaria Corp.	5,800	58,596
	Secure Energy Services, Inc.	154,863	532,437
*	SEMAFO, Inc.	310,474	654,543
*	Seven Generations Energy, Ltd., Class A	216,978	1,088,661
	Shaw Communications, Inc., Class B	4,947	96,667
	Shaw Communications, Inc., Class B	27,771	542,368
	ShawCor, Ltd.	46,441	369,170
	Sienna Senior Living, Inc.	20,011	284,575
#*	Sierra Wireless, Inc.	8,700	83,950
#*	Sierra Wireless, Inc.	19,531	188,084

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Sleep Country Canada Holdings, Inc.	20,571	$312,902
#	SNC-Lavalin Group, Inc.	10,803	248,484
*	Spin Master Corp.	5,494	131,434
#	Sprott, Inc.	76,058	182,761
*	SSR Mining, Inc.	69,281	1,268,982
#*	SSR Mining, Inc.	20,715	379,292
	Stantec, Inc.	23,524	699,463
	Stantec, Inc.	4,216	125,510
#*	Stars Group, Inc. (The)	31,674	755,830
#*	Stars Group, Inc. (The)	71,356	1,702,554
	Stelco Holdings, Inc.	4,978	37,164
	Stella-Jones, Inc.	17,350	491,107
*	Storm Resources, Ltd.	9,700	10,848
*	Strad, Inc.	4,059	5,521
	Stuart Olson, Inc.	25,950	42,551
#	Sun Life Financial, Inc.	35,178	1,654,070
	Suncor Energy, Inc.	100,053	3,058,130
	Suncor Energy, Inc.	163,438	4,999,568
#*	SunOpta, Inc.	36,565	98,725
#*	SunOpta, Inc.	18,909	51,295
#	Superior Plus Corp.	132,381	1,155,358
	Supremex, Inc.	12,500	22,008
#	Surge Energy, Inc.	259,984	196,452
*	Tamarack Valley Energy, Ltd.	194,288	248,108
*	Taseko Mines, Ltd.	274,729	126,632
	TC Energy Corp.	5,361	293,976
	TC Energy Corp.	5,728	314,009
#	Teck Resources, Ltd., Class A	1,200	17,446
	Teck Resources, Ltd., Class B	10,991	142,018
	Teck Resources, Ltd., Class B	247,589	3,196,374
	TELUS Corp.	10,600	424,913
*	Teranga Gold Corp.	99,844	568,100
#*	Tervita Corp.	12,225	68,450
	TFI International, Inc.	52,527	1,682,102
	Thomson Reuters Corp.	5,324	428,004
#	Tidewater Midstream and Infrastructure, Ltd.	98,700	80,547
	Timbercreek Financial Corp.	38,872	295,784
#*	TMAC Resources, Inc.	24,198	48,272
	TMX Group, Ltd.	23,886	2,210,096
	TORC Oil & Gas, Ltd.	165,546	480,350
*	Torex Gold Resources, Inc.	81,551	1,122,148
	Toromont Industries, Ltd.	18,741	965,089
	Toronto-Dominion Bank (The)	41,258	2,280,195
#	Toronto-Dominion Bank (The)	11,335	626,372
	Total Energy Services, Inc.	38,348	156,475
#	Tourmaline Oil Corp.	154,791	1,561,478
	TransAlta Corp.	151,953	1,134,423
#	TransAlta Corp.	125,991	941,153
	TransAlta Renewables, Inc.	30,843	385,712
#	Transcontinental, Inc., Class A	62,632	736,402
	TransGlobe Energy Corp.	67,575	86,294
#*	Trevali Mining Corp.	532,871	78,517
#*	Trican Well Service, Ltd.	269,502	211,789
	Tricon Capital Group, Inc.	34,103	280,885
*	Trisura Group, Ltd.	5,500	180,743
#*	Turquoise Hill Resources, Ltd.	377,373	245,233
*	Turquoise Hill Resources, Ltd.	17,904	11,330
	Uni-Select, Inc.	36,520	335,010
#	Vermilion Energy, Inc.	19,058	275,055

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Vermilion Energy, Inc.	25,748	$371,544
	Wajax Corp.	21,809	245,710
	Waste Connections, Inc.	2,260	217,661
*	Wesdome Gold Mines Ltd.	65,176	444,225
	West Fraser Timber Co., Ltd.	26,857	1,075,985
#	Western Forest Products, Inc.	347,465	280,934
#	Westshore Terminals Investment Corp.	29,089	353,447
	Wheaton Precious Metals Corp.	16,588	488,517
	Whitecap Resources, Inc.	425,020	1,547,980
#*	WildBrain, Ltd.	124,711	140,411
	Winpak, Ltd.	12,777	466,900
	WSP Global, Inc.	9,685	688,283
	Yamana Gold, Inc.	782,730	3,187,935
	Yamana Gold, Inc.	6,868	27,953
#*	Yangarra Resources, Ltd.	77,500	65,589
*	Yellow Pages, Ltd.	19,713	153,426
TOTAL CANADA			240,659,551
CHINA — (0.0%)
	APT Satellite Holdings, Ltd.	320,500	119,207
	China Flavors & Fragrances Co., Ltd.	220,437	36,704
TOTAL CHINA			155,911
DENMARK — (1.7%)
*	Agat Ejendomme A.S.	105,826	62,868
*	ALK-Abello A.S.	4,544	1,213,787
	Alm Brand A.S.	48,549	429,905
#	Ambu A.S., Class B	34,603	631,585
	AP Moller - Maersk A.S., Class A	279	313,517
	AP Moller - Maersk A.S., Class B	453	541,681
#*	Bang & Olufsen A.S.	23,305	139,454
	BankNordik P/F	3,257	56,213
*	Bavarian Nordic A.S.	24,043	834,406
	Brodrene Hartmann A.S.	1,905	85,067
	Carlsberg A.S., Class B	10,040	1,466,179
#	Chr Hansen Holding A.S.	18,181	1,353,080
	Columbus A.S.	64,216	86,307
	D/S Norden A.S.	18,715	252,088
	Danske Bank A.S.	67,948	1,134,275
#*	Demant A.S.	11,495	372,758
#	DFDS A.S.	27,847	1,169,441
*	Drilling Co. of 1972 A.S.	1,632	91,081
	DSV Panalpina A.S.	17,442	1,893,615
	FLSmidth & Co. A.S.	27,605	942,648
*	Genmab A.S.	1,887	434,369
	GN Store Nord A.S.	71,938	3,568,131
	H Lundbeck A.S.	21,352	907,297
*	H+H International A.S., Class B	15,858	302,307
*	Harboes Bryggeri A.S., Class B	1,400	12,951
	ISS A.S.	99,612	2,412,846
	Jeudan A.S.	223	47,403
*	Jyske Bank A.S.	46,503	1,768,308
	Matas A.S.	28,199	266,164
*	Nilfisk Holding A.S.	23,675	509,853
*	NKT A.S.	15,928	342,595
	NNIT A.S.	7,025	110,904
	Novo Nordisk A.S., Class B	22,932	1,395,909
	Novozymes A.S., Class B	9,977	520,189

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Pandora A.S.	57,350	$2,960,168
	Parken Sport & Entertainment A.S.	3,780	57,690
	Per Aarsleff Holding A.S.	19,699	598,768
	Ringkjoebing Landbobank A.S.	24,733	1,837,451
	Rockwool International A.S., Class A	1,264	271,330
	Rockwool International A.S., Class B	6,306	1,470,176
	Royal Unibrew A.S.	32,337	3,074,222
	RTX A.S.	6,404	217,950
	Scandinavian Tobacco Group A.S., Class A	47,327	618,885
	Schouw & Co., A.S.	10,808	884,573
	SimCorp A.S.	17,341	1,922,367
	Solar A.S., Class B	5,195	247,663
	Spar Nord Bank A.S.	75,292	729,251
#	Sydbank A.S.	42,354	921,609
	Tivoli A.S.	178	19,951
	Topdanmark A.S.	34,697	1,641,110
*	TORM P.L.C.	13,776	119,540
	Tryg A.S.	14,727	446,226
	United International Enterprises, Ltd.	1,211	243,146
	Vestas Wind Systems A.S.	10,823	1,074,371
*	Vestjysk Bank A.S.	366,659	179,894
*	Zealand Pharma A.S.	12,208	441,689
TOTAL DENMARK			45,647,211
FINLAND — (1.8%)
#*	Afarak Group Oyj	19,601	10,681
	Ahlstrom-Munksjo Oyj	18,087	301,499
	Aktia Bank Oyj	38,736	410,215
#	Alandsbanken Abp, Class B	5	98
	Alma Media Oyj	15,120	145,432
	Apetit Oyj	2,895	27,653
	Aspo Oyj	13,169	116,860
	Atria Oyj	10,467	111,503
*	BasWare Oyj	992	29,007
	Bittium Oyj	20,817	153,654
#	Cargotec Oyj, Class B	35,571	1,316,035
	Caverion Oyj	6,883	56,059
	Citycon Oyj	14,037	148,507
	Cramo Oyj	29,972	455,108
	Digia Oyj	5,011	25,488
	Elisa Oyj	45,138	2,719,364
	Finnair Oyj	55,961	326,706
#	Fiskars Oyj Abp	25,405	338,993
	Fortum Oyj	45,617	1,103,926
*	F-Secure Oyj	41,859	152,636
	Glaston Oyj ABP	650	838
*	HKScan Oyj, Class A	27,319	69,400
	Huhtamaki Oyj	51,299	2,280,007
	Ilkka-Yhtyma Oyj	7,050	30,123
	Kemira Oyj	94,644	1,429,857
	Kesko Oyj, Class A	4,301	271,570
	Kesko Oyj, Class B	30,173	2,039,874
	Kone Oyj, Class B	18,181	1,173,349
	Konecranes Oyj	38,562	1,162,373
	Lassila & Tikanoja Oyj	29,795	507,588
	Metsa Board Oyj	125,806	761,931
	Metso Oyj	55,305	1,962,491
#	Neste Oyj	41,742	1,662,076
	Nokia Oyj	106,747	415,534

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nokia Oyj	143,713	$560,036
	Nokian Renkaat Oyj	61,125	1,643,584
	Nordea Bank Abp	212,648	1,677,444
	Nordea Bank Abp	21,845	172,192
	Olvi Oyj, Class A	9,261	399,803
	Oriola Oyj, Class B	109,357	260,008
	Orion Oyj, Class A	9,202	431,809
	Orion Oyj, Class B	53,221	2,514,533
	Outokumpu Oyj	213,939	734,903
*	Outotec Oyj	92,196	530,087
	Pihlajalinna Oyj	9,285	157,599
#	Ponsse Oyj	6,228	217,687
*	QT Group Oyj	2,279	56,243
	Raisio Oyj, Class V	91,359	372,630
#	Revenio Group Oyj	10,609	329,857
	Sampo Oyj, Class A	30,591	1,384,768
	Sanoma Oyj	54,868	656,858
*	SRV Group Oyj	11,475	18,394
*	Stockmann Oyj Abp, Class A	2,666	8,091
#*	Stockmann Oyj Abp, Class B	27,220	70,011
	Stora Enso Oyj, Class R	257,106	3,337,363
	TietoEVRY Oyj	29,564	964,116
	Tikkurila Oyj	30,785	530,220
	Tokmanni Group Corp.	23,175	336,141
	UPM-Kymmene Oyj	206,278	6,499,493
#	Uponor Oyj	56,120	759,292
	Vaisala Oyj, Class A	9,648	360,531
	Valmet Oyj	61,016	1,319,881
#	Wartsila Oyj Abp	54,226	664,931
	YIT Oyj	160,184	1,143,509
TOTAL FINLAND			49,828,449
FRANCE — (6.8%)
	ABC arbitrage	12,945	95,204
	Accor SA	7,050	288,629
	Actia Group	10,087	45,100
	Aeroports de Paris	2,541	480,758
*	Air France-KLM	149,159	1,381,829
	Air Liquide SA	7,873	1,138,353
	Akka Technologies	6,256	434,370
	AKWEL	10,593	219,817
	Albioma SA	23,375	778,259
	Alstom SA	17,042	903,230
	Altamir	17,275	328,580
	Alten SA	9,761	1,202,972
	Amundi SA	3,094	250,430
	Arkema SA	38,835	3,558,421
	Assystem SA	5,099	177,458
	Atos SE	42,479	3,522,719
	Aubay	4,684	155,584
	AXA SA, Sponsored ADR	12,088	320,695
	AXA SA	131,511	3,497,082
	Axway Software SA	4,951	63,850
#*	Bastide le Confort Medical	2,869	115,036
	Beneteau SA	28,410	304,708
	Bigben Interactive	15,109	234,739
	BioMerieux	7,054	699,138
	BNP Paribas SA	83,504	4,431,350
	Boiron SA	5,728	217,985

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Bollore SA	139,086	$565,145
*	Bollore SA	986	3,988
	Bonduelle SCA	14,170	337,938
#	Bourbon Corp.	2,300	39,503
	Bouygues SA	67,355	2,661,174
	Bureau Veritas SA	29,027	799,833
	Burelle SA	44	36,514
	Capgemini SE	12,510	1,553,625
	Carrefour SA	77,025	1,303,393
#	Casino Guichard Perrachon SA	18,803	764,086
	Catering International Services	1,201	16,992
*	Cegedim SA	3,793	127,319
#*	CGG SA	729,780	2,050,625
#	Chargeurs SA	18,050	340,109
	Cie de Saint-Gobain	163,947	6,185,450
	Cie des Alpes	9,785	326,322
	Cie Generale des Etablissements Michelin SCA	23,837	2,765,644
#	Cie Plastic Omnium SA	50,206	1,264,512
	CNP Assurances	27,569	496,250
*	Coface SA	88,871	1,095,092
	Credit Agricole SA	85,605	1,156,535
	Danone SA	14,911	1,193,244
	Dassault Aviation SA	197	239,638
	Derichebourg SA	104,134	377,685
#	Devoteam SA	3,003	279,613
	Edenred	21,567	1,164,651
	Eiffage SA	35,615	4,128,268
	Electricite de France SA	116,906	1,443,236
	Electricite de Strasbourg SA	88	11,656
#	Elior Group SA	83,863	1,175,769
	Elis SA	142,457	2,773,948
	Engie SA	211,896	3,647,431
#	Eramet	7,703	323,155
	EssilorLuxottica SA	9,379	1,388,641
*	Esso SA Francaise	2,429	54,836
#	Etablissements Maurel et Prom SA	38,191	107,168
#	Eurofins Scientific SE	2,681	1,441,987
	Euronext NV	27,881	2,416,805
#	Europcar Mobility Group	86,085	349,164
	Eutelsat Communications SA	143,236	2,146,841
	Exel Industries, Class A	1,036	50,851
	Faurecia SE	54,695	2,606,029
	Fleury Michon SA	748	23,984
*	Fnac Darty S.A.	11,703	570,204
*	Fnac Darty SA	2,700	133,037
	Gaztransport Et Technigaz SA	12,868	1,300,749
	Getlink SE	52,400	924,403
	GL Events	8,638	202,651
	Groupe Crit	2,385	181,924
	Groupe Gorge	2,052	39,117
	Groupe Open	3,320	44,808
	Guerbet	5,364	207,218
	Haulotte Group SA	6,838	36,452
	HERIGE SADCS	700	22,351
	HEXAOM	2,572	103,188
*	ID Logistics Group	1,080	211,176
#	Iliad SA	25,004	3,281,552
	Imerys SA	8,907	384,505
	Ingenico Group SA	33,185	3,859,185

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Ipsen SA	11,306	$839,018
	IPSOS	36,124	1,170,420
	Jacquet Metal Service SA	10,665	166,490
	JCDecaux SA	19,012	508,141
	Kaufman & Broad SA	16,825	712,709
	Korian SA	41,213	1,880,159
	Lagardere SCA	73,908	1,402,890
	Laurent-Perrier	1,337	121,525
	Le Belier	2,212	88,652
	Lectra	17,815	440,433
	Legrand SA	14,625	1,170,171
#	Linedata Services	3,276	106,083
	LISI	16,673	507,047
	LNA Sante SA	4,400	223,692
	L'Oreal SA	647	179,960
	LVMH Moet Hennessy Louis Vuitton SE	3,114	1,356,060
	Manitou BF SA	6,527	119,509
	Manutan International	1,396	99,548
	Mersen SA	16,825	551,210
*	METabolic EXplorer SA	24,334	44,305
	Metropole Television SA	20,920	347,912
	Natixis SA	136,932	578,248
	Nexans SA	37,794	1,838,726
	Nexity SA	28,673	1,384,278
#*	Nicox	10,169	49,715
	NRJ Group	13,173	90,993
	Oeneo SA	18,632	284,067
#*	Onxeo SA	25,529	15,624
#*	Onxeo SA	5,700	3,621
	Orange SA	201,414	2,847,182
	Orpea	8,389	1,092,201
	Pernod Ricard SA	5,894	1,020,469
	Peugeot SA	392,822	8,088,302
*	Pierre & Vacances SA	3,867	105,232
#	Plastivaloire	8,518	61,294
	PSB Industries SA	1,032	21,439
	Publicis Groupe SA	27,239	1,207,482
	Quadient	34,175	822,074
#	Rallye SA	22,424	218,450
#*	Recylex SA	4,720	15,481
	Renault SA	53,306	2,084,970
	Rexel SA	240,363	2,875,244
#	Robertet SA	426	430,135
	Rothschild & Co.	17,585	472,226
	Rubis SCA	19,641	1,213,176
	Safran SA	4,412	711,378
	Samse SA	244	45,215
	Sanofi	34,624	3,339,080
	Sartorius Stedim Biotech	5,055	906,481
	Savencia SA	4,018	276,816
	Schneider Electric SE	19,335	1,928,211
	Schneider Electric SE	1,883	187,910
	SCOR SE	73,877	3,139,985
	SEB SA	7,961	1,022,169
	Seche Environnement SA	3,171	144,399
	SES SA	136,122	1,670,590
	Societe BIC SA	13,449	907,868
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	763	50,070
	Societe Generale SA	230,457	7,457,509

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Societe Marseillaise du Tunnel Prado-Carenage SA	1,651	$39,860
	Societe pour l'Informatique Industrielle	1,263	37,577
#	Sodexo SA	4,548	476,197
#*	SOITEC	8,180	768,877
#*	Solocal Group	195,029	94,504
	Somfy SA	2,620	264,813
	Sopra Steria Group	8,798	1,404,625
	SPIE SA	77,345	1,498,294
	Stef SA	3,236	297,098
	STMicroelectronics NV	135,720	3,778,722
	Suez	25,747	422,530
	Sword Group	3,769	146,229
	Synergie SA	6,895	218,634
	Tarkett SA	25,873	357,227
*	Technicolor SA	233,452	161,636
	Teleperformance	17,809	4,468,235
	Television Francaise 1	58,887	443,334
	Thales SA	4,697	515,407
	Thermador Groupe	3,781	229,804
	Total Gabon	433	64,408
	Total SA	295,726	14,399,104
	Trigano SA	5,719	542,292
*	Ubisoft Entertainment SA	18,028	1,367,271
	Union Financiere de France BQE SA	2,287	51,736
	Valeo SA	67,026	1,990,749
#*	Vallourec SA	203,960	513,609
#*	Valneva SE	4,729	16,347
	Vetoquinol SA	2,125	136,411
	Vicat SA	16,383	683,409
	VIEL & Cie SA	15,605	82,784
	Vilmorin & Cie SA	6,503	315,217
	Vinci SA	17,186	1,904,021
*	Virbac SA	1,971	482,469
	Vivendi SA	29,520	807,362
	Vranken-Pommery Monopole SA	1,795	36,891
*	Worldline SA	5,336	376,006
	XPO Logistics Europe SADIR	27	7,773
TOTAL FRANCE			187,629,171
GERMANY — (6.4%)
	1&1 Drillisch AG	21,286	521,849
	7C Solarparken AG	2,973	12,488
	Aareal Bank AG	41,647	1,363,870
*	Adler Modemaerkte AG	4,316	18,381
#*	ADLER Real Estate AG	12,044	161,689
#	ADO Properties SA	5,914	182,853
*	ADVA Optical Networking SE	42,913	354,066
#*	AIXTRON SE	6,081	63,827
	All for One Group AG	486	29,427
#	Allgeier SE	3,364	121,815
*	Allianz SE, Sponsored ADR	125,088	286,979
	Allianz SE	24,569	5,865,687
	Amadeus Fire AG	3,198	541,417
	Aroundtown SA	64,121	607,022
	Atoss Software AG	561	97,816
	Aurubis AG	26,573	1,445,803
	BASF SE	32,495	2,193,304
	Basler AG	2,286	136,455
#	Bauer AG	11,111	196,215

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bayer AG	72,951	$5,854,718
	Bayerische Motoren Werke AG	55,891	3,981,197
	BayWa AG	15,030	441,643
	Bechtle AG	13,772	1,987,141
	Beiersdorf AG	3,710	420,616
#	Bertrandt AG	4,864	281,572
	bet-at-home.com AG	543	28,661
	Bijou Brigitte AG	2,250	124,452
	Bilfinger SE	19,025	671,103
	Borussia Dortmund GmbH & Co. KGaA	61,142	597,342
	Brenntag AG	36,670	1,897,675
	CANCOM SE	26,250	1,561,775
	Carl Zeiss Meditec AG	3,388	413,641
#*	CECONOMY AG	87,517	452,371
	CENIT AG	3,984	57,114
	CENTROTEC Sustainable AG	3,098	47,096
	Cewe Stiftung & Co. KGAA	5,534	631,225
	comdirect bank AG	7,377	113,641
	Commerzbank AG	460,003	2,639,714
	CompuGroup Medical SE	12,270	807,146
#	Continental AG	42,035	4,796,914
#	Corestate Capital Holding SA	11,162	489,672
	Covestro AG	47,147	1,986,905
	CropEnergies AG	27,276	304,571
	CTS Eventim AG & Co. KGaA	29,511	1,835,106
	Daimler AG	153,503	7,108,266
*	Delivery Hero SE	7,065	543,606
#	Deutsche Bank AG	78,250	715,905
	Deutsche Bank AG	256,657	2,348,412
	Deutsche Beteiligungs AG	11,283	475,048
	Deutsche Boerse AG	12,242	1,987,164
#	Deutsche EuroShop AG	10,480	285,729
	Deutsche Lufthansa AG	179,118	2,728,619
	Deutsche Pfandbriefbank AG	126,088	2,030,841
	Deutsche Post AG	27,702	966,519
	Deutsche Telekom AG, Sponsored ADR	16,349	263,382
	Deutsche Telekom AG	184,205	2,983,347
	Deutsche Wohnen SE	28,338	1,198,965
	Deutz AG	127,286	664,774
*	Dialog Semiconductor P.L.C.	42,848	1,882,178
	DIC Asset AG	9,187	172,127
	DMG Mori AG	8,867	417,768
#	Dr Hoenle AG	2,767	135,021
	Draegerwerk AG & Co. KGaA	2,957	134,658
#	Duerr AG	31,023	928,797
	E.ON SE	588,434	6,667,533
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,958	563,391
#	EDAG Engineering Group AG	6,901	77,321
	Elmos Semiconductor AG	10,591	327,902
#*	ElringKlinger AG	27,874	189,392
	Evonik Industries AG	20,404	559,146
	Fielmann AG	9,551	759,627
	First Sensor AG	3,082	131,309
	Francotyp-Postalia Holding AG, Class A	10,397	41,136
	Fraport AG Frankfurt Airport Services Worldwide	17,461	1,298,696
	Freenet AG	94,559	2,097,637
	Fresenius Medical Care AG & Co. KGaA, ADR	4,254	163,226
	Fresenius Medical Care AG & Co. KGaA	27,339	2,101,958
	Fresenius SE & Co. KGaA	52,025	2,656,413

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Fuchs Petrolub SE	10,969	$445,195
	GEA Group AG	42,985	1,287,088
#	Gerresheimer AG	26,740	2,115,212
	Gesco AG	7,358	154,873
	GFT Technologies SE	18,804	275,828
	Grand City Properties SA	11,770	301,667
*	H&R GmbH & Co. KGaA	10,450	57,934
	Hamburger Hafen und Logistik AG	24,647	606,555
	Hannover Rueck SE	3,779	733,755
#	Hapag-Lloyd AG	17,465	1,434,145
	Hawesko Holding AG	533	19,614
	HeidelbergCement AG	25,396	1,712,735
#*	Heidelberger Druckmaschinen AG	259,333	255,916
	Hella GmbH & Co KGaA	28,463	1,337,699
	Henkel AG & Co. KGaA	2,120	195,327
	Highlight Communications AG	13,766	66,242
	Hochtief AG	4,713	545,130
#	HolidayCheck Group AG	24,775	64,141
	Hornbach Baumarkt AG	8,960	196,452
	Hornbach Holding AG & Co. KGaA	4,202	265,469
	Hugo Boss AG	32,666	1,543,196
*	Hypoport AG	322	113,584
	Indus Holding AG	15,966	650,277
	Infineon Technologies AG	35,658	766,039
	Infineon Technologies AG, ADR	44,524	955,708
	Isra Vision AG	7,820	292,807
	Jenoptik AG	26,085	716,910
#	K+S AG	132,759	1,288,365
	KION Group AG	25,805	1,615,182
	Kloeckner & Co. SE	54,612	346,831
#	Koenig & Bauer AG	10,967	290,729
	Krones AG	7,296	550,939
	KSB SE & Co. KGaA	83	28,625
	KWS Saat SE & Co., KGaA	4,015	247,924
#	Lanxess AG	65,368	3,920,324
	LEG Immobilien AG	8,529	1,051,969
#	Leifheit AG	7,467	197,447
#*	Leoni AG	21,883	255,499
*	LPKF Laser & Electronics AG	908	19,015
*	Manz AG	2,130	48,592
#*	Medigene AG	778	5,029
	Merck KGaA	3,932	504,198
	METRO AG	82,379	1,146,220
	MLP SE	49,204	306,684
	MTU Aero Engines AG	11,779	3,567,445
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,526	3,398,328
	Nemetschek SE	27,408	1,859,134
	New Work SE	1,591	520,408
	Nexus AG	5,598	213,060
#*	Nordex SE	52,687	681,763
	Norma Group SE	32,649	1,190,285
	OHB SE	5,091	229,681
	OSRAM Licht AG	63,545	3,194,951
#	Paragon GmbH & Co. KGaA	1,392	29,538
	Patrizia AG	25,462	607,818
	Pfeiffer Vacuum Technology AG	5,378	893,475
#	PNE AG	66,377	323,166
	Progress-Werk Oberkirch AG	1,001	26,866
	ProSiebenSat.1 Media SE	124,466	1,647,754

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	PSI Software AG	4,785	$103,010
	Puma SE	4,611	369,216
	Puma SE	1,990	159,787
*	QIAGEN NV	11,802	398,672
*	QIAGEN NV	9,756	325,858
#	QSC AG	91,973	117,673
*	R Stahl AG	1,041	37,566
	Rational AG	971	728,180
	Rheinmetall AG	33,475	3,579,999
	RHOEN-KLINIKUM AG	10,399	181,949
#	RIB Software SE	24,459	513,719
*	Rocket Internet SE	49,836	1,164,938
	RTL Group SA	6,670	303,070
	RWE AG	80,875	2,803,708
#	S&T AG	11,656	312,908
	SAF-Holland SA	42,833	297,276
	Salzgitter AG	29,232	489,448
	SAP SE	1,831	238,453
*	Schaltbau Holding AG	3,346	123,127
	Scout24 AG	9,273	637,376
#	Secunet Security Networks AG	753	108,262
#*	SGL Carbon SE	33,817	150,636
	Siemens AG	17,667	2,179,014
	Siltronic AG	11,290	1,209,352
	Sixt Leasing SE	11,902	176,019
	Sixt SE	10,681	1,076,381
*	SMA Solar Technology AG	6,053	222,757
#*	SMT Scharf AG	3,221	35,649
	Softing AG	444	3,652
	Software AG	20,534	684,553
	Stabilus SA	11,768	714,919
	STRATEC SE	173	12,256
#	Stroeer SE & Co. KGaA	14,176	1,125,183
	Suedzucker AG	65,667	1,109,780
*	SUESS MicroTec SE	16,545	188,235
	Surteco Group SE	8,145	201,653
#	Symrise AG	7,136	733,259
	Syzygy AG	896	7,380
	TAG Immobilien AG	28,068	739,752
	Takkt AG	26,614	349,406
*	Talanx AG	16,662	831,505
	Technotrans SE	6,522	143,113
*	Tele Columbus AG	14,364	53,879
	Telefonica Deutschland Holding AG	644,753	1,951,472
#	Thyssenkrupp AG	61,616	757,633
	TLG Immobilien AG	15,664	535,573
	Traffic Systems SE	1,564	38,556
	Uniper SE	56,646	1,855,759
	United Internet AG	51,478	1,664,211
	VERBIO Vereinigte BioEnergie AG	23,325	330,077
	Volkswagen AG	6,230	1,140,735
	Vossloh AG	6,996	308,359
	Wacker Chemie AG	12,766	916,166
#	Wacker Neuson SE	28,368	455,460
	Washtec AG	6,761	381,216
#	Wirecard AG	2,516	369,050
	Wuestenrot & Wuerttembergische AG	20,501	434,819
*	Zalando SE	4,426	211,916

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Zeal Network SE	7,017	$176,665
TOTAL GERMANY			176,016,724
HONG KONG — (2.5%)
	Aeon Credit Service Asia Co., Ltd.	38,000	29,426
	Aeon Stores Hong Kong Co., Ltd.	22,000	9,562
#	Agritrade Resources, Ltd.	2,620,000	68,950
	AIA Group, Ltd.	325,600	3,226,353
	Allied Group, Ltd.	6,000	30,023
	Allied Properties HK, Ltd.	1,464,540	273,078
	APAC Resources, Ltd.	93,687	11,534
*	Applied Development Holdings, Ltd.	1,210,000	30,616
	Asia Financial Holdings, Ltd.	136,000	68,850
	Asia Standard International Group, Ltd.	482,000	73,395
	Asiasec Properties, Ltd.	49,000	7,774
	ASM Pacific Technology, Ltd.	65,900	887,986
	Associated International Hotels, Ltd.	10,000	24,366
#	Bank of East Asia, Ltd. (The)	375,271	809,449
	BOC Aviation, Ltd.	71,800	661,946
	BOC Hong Kong Holdings, Ltd.	208,500	689,214
	BOCOM International Holdings Co., Ltd.	290,000	39,930
	BOE Varitronix, Ltd.	496,000	144,398
*	Bonjour Holdings, Ltd.	596,200	9,519
	Bright Smart Securities & Commodities Group, Ltd.	394,000	103,707
*	Brightoil Petroleum Holdings, Ltd.	1,027,000	148,762
*	Burwill Holdings, Ltd.	2,638,000	18,104
	Cafe de Coral Holdings, Ltd.	178,000	399,376
#	Cathay Pacific Airways, Ltd.	421,000	530,928
#*	Central Wealth Group Holdings, Ltd.	4,028,449	26,878
	Century City International Holdings, Ltd.	1,416,000	96,285
	CGN Mining Co., Ltd.	1,035,000	35,470
	Chen Hsong Holdings	48,000	13,140
	Cheuk Nang Holdings, Ltd.	22,259	10,545
	Chevalier International Holdings, Ltd.	30,055	42,381
*	China Baoli Technologies Holdings, Ltd.	325,000	3,109
*	China Best Group Holding, Ltd.	970,000	18,467
*	China Display Optoelectronics Technology Holdings, Ltd.	352,000	21,849
*	China Energy Development Holdings, Ltd.	5,604,000	123,690
*	China Ludao Technology Co., Ltd.	100,000	12,954
#	China New Higher Education Group, Ltd.	213,000	72,502
*	China Solar Energy Holdings, Ltd.	64,000	278
#	China Star Entertainment, Ltd.	1,612,000	314,959
*	China Strategic Holdings, Ltd.	16,830,000	66,660
*	China Tonghai International Financial, Ltd.	240,000	12,265
	Chinese Estates Holdings, Ltd.	336,500	237,449
*	Chinlink International Holdings, Ltd.	280,800	30,705
	Chinney Investments, Ltd.	112,000	31,662
	Chong Hing Bank, Ltd.	70,000	111,010
	Chow Sang Sang Holdings International, Ltd.	293,000	342,106
	Chow Tai Fook Jewellery Group, Ltd.	188,200	169,630
	Chuang's China Investments, Ltd.	1,080,000	58,554
	Chuang's Consortium International, Ltd.	790,925	135,143
	CITIC Telecom International Holdings, Ltd.	1,825,000	630,091
	CK Asset Holdings, Ltd.	251,500	1,606,822
	CK Hutchison Holdings, Ltd.	264,960	2,341,110
	CK Infrastructure Holdings, Ltd.	29,000	202,327
	CK Life Sciences Intl Holdings, Inc.	1,818,000	187,854
	CNQC International Holdings, Ltd.	355,000	47,749
	CNT Group, Ltd.	518,000	23,656

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#*	Convoy Global Holdings, Ltd.	5,166,000	$20,819
#*	Cosmopolitan International Holdings, Ltd.	276,000	53,058
	Cowell e Holdings, Inc.	787,000	190,487
	Crocodile Garments	574,000	38,495
	Cross-Harbour Holdings, Ltd. (The)	47,416	74,238
	CSI Properties, Ltd.	5,271,515	188,738
*	CST Group, Ltd.	13,168,000	40,720
*	CW Group Holdings, Ltd.	443,000	2,470
	Dah Sing Banking Group, Ltd.	350,595	446,468
	Dah Sing Financial Holdings, Ltd.	112,666	405,052
	Dickson Concepts International, Ltd.	83,500	51,198
#*	Dingyi Group Investment, Ltd.	180,000	5,711
	Dynamic Holdings, Ltd.	2,000	2,736
	Eagle Nice International Holdings, Ltd.	242,000	85,967
	EcoGreen International Group, Ltd.	234,000	42,017
	Emperor Capital Group, Ltd.	3,231,000	70,509
	Emperor Entertainment Hotel, Ltd.	570,000	101,677
	Emperor International Holdings, Ltd.	1,323,750	258,985
	Emperor Watch & Jewellery, Ltd.	2,480,000	45,457
*	ENM Holdings, Ltd.	680,000	55,659
*	Esprit Holdings, Ltd.	1,730,399	308,919
*	Eternity Investment, Ltd.	1,730,000	41,276
#	Fairwood Holdings, Ltd.	29,000	70,144
	Far East Consortium International, Ltd.	1,150,374	495,036
*	FIH Mobile, Ltd.	3,018,000	467,483
	First Pacific Co., Ltd.	1,937,200	608,045
*	First Shanghai Investments, Ltd.	1,496,000	71,298
	Fountain SET Holdings, Ltd.	1,240,000	191,055
*	Freeman Fintech Corp, Ltd.	1,014,000	14,631
*	Future World Financial Holdings, Ltd.	49,963	220
	Galaxy Entertainment Group, Ltd.	48,000	314,140
#*	Genting Hong Kong, Ltd.	687,000	53,459
	Get Nice Financial Group, Ltd.	152,150	14,351
	Get Nice Holdings, Ltd.	9,178,000	237,587
	Giordano International, Ltd.	1,034,000	264,290
	Global Brands Group Holding, Ltd.	499,800	31,753
	Glorious Sun Enterprises, Ltd.	447,000	49,960
*	Glory Sun Land Group, Ltd.	455,500	45,918
	Gold Peak Industries Holdings, Ltd.	81,000	8,019
	Golden Resources Development International, Ltd.	90,000	7,139
#*	Gold-Finance Holdings, Ltd.	204,000	709
*	Good Resources Holdings, Ltd.	2,210,000	27,051
*	Goodbaby International Holdings, Ltd.	691,000	126,659
*	GR Properties, Ltd.	92,000	18,334
	Great Eagle Holdings, Ltd.	145,198	442,704
#*	Great Harvest Maeta Group Holdings, Ltd.	342,500	62,568
*	Greentech Technology International, Ltd.	710,000	14,538
*	G-Resources Group, Ltd.	41,122,800	274,621
	Guangnan Holdings, Ltd.	154,000	14,342
	Guoco Group, Ltd.	18,000	304,640
#	Guotai Junan International Holdings, Ltd.	1,823,000	308,277
#	Haitong International Securities Group, Ltd.	1,721,605	495,233
	Hang Lung Group, Ltd.	361,000	892,085
	Hang Lung Properties, Ltd.	287,000	599,522
	Hang Seng Bank, Ltd.	41,700	842,896
	Hanison Construction Holdings, Ltd.	381,459	54,137
*	Hao Tian Development Group, Ltd.	2,093,933	53,574
	Harbour Centre Development, Ltd.	53,000	74,199
	Henderson Land Development Co., Ltd.	206,575	927,450

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	HK Electric Investments & HK Electric Investments, Ltd.	178,288	$178,026
	HKBN, Ltd.	343,500	595,260
	HKR International, Ltd.	833,988	351,706
	HKT Trust & HKT, Ltd.	606,000	904,595
	Hon Kwok Land Investment Co., Ltd.	110,000	42,272
	Hong Kong & China Gas Co., Ltd.	51,000	97,598
#	Hong Kong Ferry Holdings Co., Ltd.	33,000	28,466
#*	Hong Kong Finance Investment Holding Group, Ltd.	800,000	84,280
#*	Hong Kong Television Network, Ltd.	193,000	103,302
	Hongkong & Shanghai Hotels, Ltd. (The)	380,500	382,154
	Hongkong Chinese, Ltd.	296,000	30,879
	Hop Hing Group Holdings, Ltd.	1,832,000	21,199
	Hsin Chong Group Holdings, Ltd.	1,532,000	51,779
*	Huan Yue Interactive Holdings, Ltd.	121,000	10,198
*	Huarong Investment Stock Corp., Ltd.	175,000	5,415
	Hung Hing Printing Group, Ltd.	280,000	40,384
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,304,000	236,258
	Hysan Development Co., Ltd.	75,000	279,973
#*	I-CABLE Communications, Ltd.	2,153,027	19,497
#	IGG, Inc.	537,000	373,507
*	Imagi International Holdings, Ltd.	216,799	27,792
	International Housewares Retail Co., Ltd.	176,000	40,810
*	IPE Group, Ltd.	365,000	36,283
*	IRC, Ltd.	5,014,000	60,469
	IT, Ltd.	386,000	86,483
	ITC Properties Group, Ltd.	513,165	73,666
	Jacobson Pharma Corp., Ltd.	172,000	36,056
	Johnson Electric Holdings, Ltd.	292,577	646,051
	Kader Holdings Co., Ltd.	214,000	18,853
	Karrie International Holdings, Ltd.	188,000	26,680
	Kerry Logistics Network, Ltd.	430,750	687,173
	Kerry Properties, Ltd.	285,500	796,348
	Kingmaker Footwear Holdings, Ltd.	204,000	25,403
	Kingston Financial Group, Ltd.	634,000	71,308
	Kowloon Development Co., Ltd.	339,000	405,041
*	Kwan On Holdings, Ltd.	180,000	4,433
	Kwoon Chung Bus Holdings, Ltd.	42,000	14,664
#	Lai Sun Development Co., Ltd.	204,013	241,322
	Lai Sun Garment International, Ltd.	20,000	23,731
*	Landing International Development, Ltd.	1,533,000	163,140
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	508,500	131,630
#*	Leyou Technologies Holdings, Ltd.	200,000	64,153
	Li & Fung, Ltd.	3,708,000	324,713
	Lifestyle International Holdings, Ltd.	285,500	285,528
	Lippo China Resources, Ltd.	2,772,000	64,084
	Lippo, Ltd.	9,000	2,915
	Liu Chong Hing Investment, Ltd.	178,000	228,809
	L'Occitane International SA	226,500	479,645
#	Luk Fook Holdings International, Ltd.	246,000	666,324
	Lung Kee Bermuda Holdings	106,000	33,182
#*	Macau Legend Development, Ltd.	1,495,000	189,687
	Magnificent Hotel Investment, Ltd.	818,000	16,048
	Man Wah Holdings, Ltd.	989,600	682,274
	Mason Group Holdings, Ltd.	18,263,999	107,941
	Melco International Development, Ltd.	510,000	1,101,427
	Melco Resorts & Entertainment, Ltd., ADR	10,831	218,461
	MGM China Holdings, Ltd.	76,400	106,679
*	Midland Holdings, Ltd.	259,478	33,097

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Ming Fai International Holdings, Ltd.	146,000	$14,915
	Miramar Hotel & Investment	138,000	256,632
	Modern Dental Group, Ltd.	175,000	31,481
	Mongolian Mining Corp.	470,849	30,617
	MTR Corp., Ltd.	37,216	208,732
	NagaCorp., Ltd.	470,000	662,958
	Nameson Holdings, Ltd.	530,000	36,389
*	National United Resources Holdings, Ltd.	350,000	1,199
*	Neo-Neon Holdings, Ltd.	613,000	43,169
	New World Development Co., Ltd.	2,886,579	3,605,719
#*	NewOcean Energy Holdings, Ltd.	834,000	117,955
#	NWS Holdings, Ltd.	312,830	401,972
	Oriental Watch Holdings	444,000	106,631
#	Oshidori International Holdings, Ltd.	3,201,000	321,262
	Pacific Andes International Holdings, Ltd.	1,218,336	4,298
	Pacific Basin Shipping, Ltd.	4,125,000	739,885
	Pacific Textiles Holdings, Ltd.	558,000	360,829
	Paliburg Holdings, Ltd.	246,000	82,378
#	Paradise Entertainment, Ltd.	340,000	37,079
*	PC Partner Group, Ltd.	56,000	13,007
	PCCW, Ltd.	1,720,013	1,013,042
	Perfect Shape Medical, Ltd.	128,000	42,893
	Pico Far East Holdings, Ltd.	488,000	132,010
	Playmates Holdings, Ltd.	960,000	135,185
*	Playmates Toys, Ltd.	496,000	23,832
	Polytec Asset Holdings, Ltd.	2,488,900	303,552
	Prada SpA	73,900	283,350
*	PT International Development Co., Ltd.	1,088,000	51,755
	Public Financial Holdings, Ltd.	292,000	104,952
*	PYI Corp., Ltd.	4,500,000	43,301
#	Regal Hotels International Holdings, Ltd.	296,000	147,673
	Regina Miracle International Holdings, Ltd.	155,000	92,391
#	Sa Sa International Holdings, Ltd.	801,467	141,333
	Safety Godown Co., Ltd.	28,000	43,497
	Samsonite International SA	656,100	1,225,171
	SAS Dragon Holdings, Ltd.	294,000	95,138
	SEA Holdings, Ltd.	130,968	110,767
	Shangri-La Asia, Ltd.	551,666	508,511
	Shenwan Hongyuan HK, Ltd.	282,500	38,385
	Shun Ho Property Investments, Ltd.	13,497	3,454
	Shun Tak Holdings, Ltd.	1,421,249	609,303
*	Sincere Watch Hong Kong, Ltd.	4,770,000	75,478
	Singamas Container Holdings, Ltd.	1,604,000	148,027
	Sino Land Co., Ltd.	466,657	635,978
	SITC International Holdings Co., Ltd.	751,000	884,635
	Sitoy Group Holdings, Ltd.	239,000	29,625
	SJM Holdings, Ltd.	893,000	995,602
	SmarTone Telecommunications Holdings, Ltd.	357,666	262,079
*	SOCAM Development, Ltd.	69,505	17,934
*	Solomon Systech International, Ltd.	568,000	9,956
	Soundwill Holdings, Ltd.	69,000	79,902
*	South China Holdings Co., Ltd.	1,200,000	24,217
	Stella International Holdings, Ltd.	334,000	462,809
*	Success Universe Group, Ltd.	300,000	7,254
*	Summit Ascent Holdings, Ltd.	378,000	45,752
	Sun Hung Kai & Co., Ltd.	643,341	287,483
	Sun Hung Kai Properties, Ltd.	97,782	1,362,138
	SUNeVision Holdings, Ltd.	102,000	67,500
	Swire Pacific, Ltd., Class A	130,000	1,141,500

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Swire Pacific, Ltd., Class B	232,500	$328,739
#	TAI Cheung Holdings, Ltd.	214,000	169,352
	Tai United Holdings, Ltd.	455,000	10,964
*	Talent Property Group, Ltd.	2,925,000	11,601
	Tao Heung Holdings, Ltd.	324,000	51,431
	Techtronic Industries Co., Ltd.	175,000	1,396,342
#	Television Broadcasts, Ltd.	230,500	352,886
	Texwinca Holdings, Ltd.	640,000	135,343
	TK Group Holdings, Ltd.	76,000	36,852
#*	TOM Group, Ltd.	130,000	23,183
#	Town Health International Medical Group, Ltd.	1,057,899	70,285
	Tradelink Electronic Commerce, Ltd.	220,000	32,064
	Transport International Holdings, Ltd.	177,318	447,020
#*	Trinity, Ltd.	840,000	22,065
	Tsui Wah Holdings, Ltd.	182,000	9,676
	Union Medical Healthcare, Ltd.	37,000	24,455
#	United Laboratories International Holdings, Ltd. (The)	573,000	375,038
*	Up Energy Development Group, Ltd.	590,000	1,838
*	Value Convergence Holdings, Ltd.	716,000	27,861
	Vantage International Holdings, Ltd.	314,000	20,690
	Vedan International Holdings, Ltd.	420,000	42,281
	Victory City International Holdings, Ltd.	666,261	22,089
	Vitasoy International Holdings, Ltd.	200,000	720,896
	VSTECS Holdings, Ltd.	593,200	285,570
	VTech Holdings, Ltd.	69,500	628,190
	Wai Kee Holdings, Ltd.	130,000	75,233
	Wang On Group, Ltd.	9,480,000	90,192
*	We Solutions, Ltd.	100,000	5,307
	WH Group, Ltd.	1,371,000	1,290,250
	Wharf Holdings, Ltd. (The)	450,000	1,111,611
	Wheelock & Co., Ltd.	117,000	712,198
	Win Hanverky Holdings, Ltd.	628,000	37,653
*	Winfull Group Holdings, Ltd.	1,808,000	15,529
	Wing On Co. International, Ltd.	30,000	82,685
	Wing Tai Properties, Ltd.	154,000	96,643
	Wonderful Sky Financial Group Holdings, Ltd.	218,000	18,547
	Wynn Macau, Ltd.	85,200	176,846
	Xinyi Glass Holdings, Ltd.	1,080,000	1,353,547
	YGM Trading, Ltd.	8,000	3,626
#	YT Realty Group, Ltd.	77,962	22,221
	Yue Yuen Industrial Holdings, Ltd.	233,500	649,248
TOTAL HONG KONG			68,144,838
IRELAND — (0.7%)
	AIB Group P.L.C.	143,652	421,165
	Bank of Ireland Group P.L.C.	464,183	2,260,674
	C&C Group P.L.C.	162,562	769,043
	Cairn Homes P.L.C	161,069	218,820
	CRH P.L.C.	4,854	182,252
	CRH P.L.C., Sponsored ADR	122,410	4,601,392
	FBD Holdings P.L.C.	11,013	106,040
	Flutter Entertainment P.L.C.	36,573	4,148,704
#	Flutter Entertainment P.L.C.	8,907	1,010,067
	Glanbia P.L.C.	90,429	1,053,490
	Irish Continental Group P.L.C.	104,404	542,066
	Kenmare Resources P.L.C.	356	1,268
	Kerry Group P.L.C., Class A	8,057	1,029,821
	Kingspan Group P.L.C.	40,662	2,507,860
*	Permanent TSB Group Holdings P.L.C.	24,704	27,100

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Smurfit Kappa Group P.L.C.	40,275	$1,392,789
TOTAL IRELAND			20,272,551
ISRAEL — (0.8%)
	Adgar Investment and Development, Ltd.	10,959	26,261
#*	Afcon Holdings, Ltd.	794	33,593
*	AFI Properties, Ltd.	2,443	99,035
*	Airport City, Ltd.	7,661	134,703
*	Albaad Massuot Yitzhak, Ltd.	1,876	10,261
*	Allot, Ltd.	9,849	95,495
	Alony Hetz Properties & Investments, Ltd.	9,679	159,952
	Alrov Properties and Lodgings, Ltd.	3,102	150,977
	Amot Investments, Ltd.	12,824	93,280
*	Arko Holdings, Ltd.	109,520	45,295
#	Ashtrom Group, Ltd.	14,404	214,623
	Ashtrom Properties, Ltd.	29,798	189,407
	Atreyu Capital Markets, Ltd.	960	19,980
	AudioCodes, Ltd.	5,025	111,568
*	Avgol Industries 1953, Ltd.	43,315	29,710
*	Azorim-Investment Development & Construction Co., Ltd.	64,324	155,261
	Azrieli Group, Ltd.	2,157	158,964
	Bank Hapoalim BM	194,092	1,666,403
	Bank Leumi Le-Israel BM	96,318	692,520
	Bayside Land Corp.	192	153,633
	Bet Shemesh Engines Holdings 1997, Ltd.	1,034	41,967
*	Bezeq The Israeli Telecommunication Corp., Ltd.	127,225	97,722
	Big Shopping Centers, Ltd.	794	89,375
	Blue Square Real Estate, Ltd.	709	50,435
*	Brack Capital Properties NV	354	34,293
	Carasso Motors, Ltd.	20,823	99,484
*	Cellcom Israel, Ltd.	10,729	38,659
*	Cellcom Israel, Ltd.	15,128	53,704
#*	Ceragon Networks, Ltd.	21,364	44,010
*	Clal Insurance Enterprises Holdings, Ltd.	29,975	379,337
	Delek Automotive Systems, Ltd.	20,414	121,186
	Delek Group, Ltd.	725	92,940
	Delta-Galil Industries, Ltd.	6,683	175,054
	Dor Alon Energy in Israel 1988, Ltd.	2,904	75,574
	Duniec Brothers, Ltd.	1,090	41,609
*	El Al Israel Airlines	501,985	139,173
	Elbit Systems, Ltd.	1,734	264,786
	Elbit Systems, Ltd.	1,367	208,262
	Electra Consumer Products 1970, Ltd.	6,540	129,062
*	Electra Real Estate, Ltd.	12,365	71,546
	Electra, Ltd.	1,243	653,697
*	Energix-Renewable Energies, Ltd.	57,549	202,412
*	Equital, Ltd.	14,603	389,178
	First International Bank Of Israel, Ltd.	23,524	657,777
	FMS Enterprises Migun, Ltd.	1,604	55,729
	Formula Systems 1985, Ltd.	7,015	507,312
	Fox Wizel, Ltd.	5,446	258,532
	Gilat Satellite Networks, Ltd.	16,185	151,215
	Hadera Paper, Ltd.	2,158	85,558
*	Hamlet Israel-Canada, Ltd.	2,215	39,899
	Harel Insurance Investments & Financial Services, Ltd.	99,014	676,642
	Hilan, Ltd.	6,040	245,427
	IDI Insurance Co., Ltd.	2,853	95,514
	IES Holdings, Ltd.	973	59,010
*	Industrial Buildings Corp., Ltd.	39,182	110,980

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Inrom Construction Industries, Ltd.	23,956	$110,460
	Israel Canada T.R, Ltd.	22,266	51,330
	Israel Chemicals, Ltd.	70,349	295,492
	Israel Discount Bank, Ltd., Class A	125,767	570,433
	Israel Land Development - Urban Renewal, Ltd.	5,866	79,858
	Isras Investment Co., Ltd.	565	132,631
	Issta Lines, Ltd.	1,155	21,707
*	Kamada, Ltd.	11,196	73,080
	Kenon Holdings, Ltd.	6,652	137,201
	Kerur Holdings, Ltd.	2,805	76,722
#	Klil Industries, Ltd.	502	39,921
#	Magic Software Enterprises, Ltd.	17,329	187,656
	Malam - Team, Ltd.	557	119,585
	Matrix IT, Ltd.	39,848	831,098
#	Maytronics, Ltd.	17,873	152,413
	Mediterranean Towers, Ltd.	18,399	56,834
	Mega Or Holdings, Ltd.	3,109	81,904
*	Mehadrin, Ltd.	500	19,379
	Meitav Dash Investments, Ltd.	17,994	70,690
	Melisron, Ltd.	2,107	138,348
	Menora Mivtachim Holdings, Ltd.	22,942	304,706
	Migdal Insurance & Financial Holdings, Ltd.	369,592	298,873
#	Mivtach Shamir Holdings, Ltd.	3,588	70,763
	Mizrahi Tefahot Bank, Ltd.	20,137	548,160
	Naphtha Israel Petroleum Corp., Ltd.	30,324	158,279
*	Nawi Brothers, Ltd.	14,571	113,174
	Neto ME Holdings, Ltd.	1,076	59,992
#*	Nice, Ltd., Sponsored ADR	3,145	541,883
*	Nova Measuring Instruments, Ltd.	14,832	568,951
	Oil Refineries, Ltd.	1,076,477	473,943
#	OPC Energy, Ltd.	14,664	128,326
*	Partner Communications Co., Ltd.	31,937	141,600
*	Partner Communications Co., Ltd., ADR	10,082	44,361
	Paz Oil Co., Ltd.	3,829	464,411
*	Perion Network, Ltd.	9,458	74,223
	Phoenix Holdings, Ltd. (The)	98,179	537,967
	Plasson Industries, Ltd.	2,176	101,715
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	3,182	183,847
#	Scope Metals Group, Ltd.	5,087	117,615
	Shapir Engineering and Industry, Ltd.	38,765	275,789
#	Shikun & Binui, Ltd.	169,004	828,011
#	Shufersal, Ltd.	50,243	313,572
	Strauss Group, Ltd.	6,285	184,497
	Summit Real Estate Holdings, Ltd.	28,498	425,221
*	Suny Cellular Communication, Ltd.	64,446	28,572
	Tadiran Holdings, Ltd.	1,789	77,999
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	70,024	728,250
*	Tower Semiconductor, Ltd.	12,820	284,348
*	Tower Semiconductor, Ltd.	6,141	137,915
	Union Bank of Israel	14,302	84,142
	Victory Supermarket Chain, Ltd.	988	16,652
	YH Dimri Construction & Development, Ltd.	2,655	88,897
TOTAL ISRAEL			22,331,377
ITALY — (3.1%)
	A2A SpA	950,600	1,898,970
	ACEA SpA	30,658	714,968
#*	Aeffe SpA	10,396	17,601
	Amplifon SpA	41,523	1,180,686

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Anima Holding SpA	182,991	$867,393
*	Arnoldo Mondadori Editore SpA	116,873	239,533
	Ascopiave SpA	52,965	259,644
	Assicurazioni Generali SpA	772,165	1,171,049
	ASTM SpA	11,151	325,707
	Atlantia SpA	19,780	485,367
	Autogrill SpA	66,590	647,334
	Azimut Holding SpA	61,214	1,501,853
#*	Banca Carige SpA	7,344,616	2,281
	Banca Farmafactoring SpA	91,912	565,201
	Banca Generali SpA	30,586	972,263
	Banca IFIS SpA	14,053	222,823
	Banca Mediolanum SpA	31,843	287,194
#*	Banca Monte dei Paschi di Siena SpA	3,155	5,905
	Banca Popolare di Sondrio SCPA	355,232	765,039
	Banca Profilo SpA	193,938	44,258
	Banca Sistema SpA	36,404	68,519
*	Banco BPM SpA	1,181,183	2,415,077
	Banco di Desio e della Brianza SpA	23,249	74,699
	BasicNet SpA	22,805	122,469
	BE SpA	54,666	78,145
#	Biesse SpA	7,891	138,812
	BPER Banca	313,827	1,441,399
	Brunello Cucinelli SpA	17,481	633,850
	Buzzi Unicem SpA	46,805	1,093,057
	Cairo Communication SpA	64,224	169,437
	Cementir Holding NV	38,268	271,653
	Cerved Group SpA	102,550	1,005,222
	CIR-Compagnie Industriali Riunite SpA	273,909	337,592
	CNH Industrial NV	37,663	358,740
	Credito Emiliano SpA	95,128	500,663
*	Credito Valtellinese SpA	4,672,122	326,908
*	d'Amico International Shipping SA	298,210	42,689
	Danieli & C Officine Meccaniche SpA	12,439	203,827
	Datalogic SpA	8,360	144,820
#	Davide Campari-Milano SpA	35,534	343,471
	De' Longhi SpA	22,318	420,540
	DeA Capital SpA	85,761	135,630
	DiaSorin SpA	8,531	1,048,859
	El.En. SpA	867	27,309
*	Elica SpA	12,474	46,128
	Emak SpA	25,019	22,921
	Enel SpA	170,517	1,486,278
	Eni SpA	211,731	2,965,838
#	Eni SpA, Sponsored ADR	7,138	199,793
	ERG SpA	40,001	945,346
	Esprinet SpA	40,275	208,977
#*	Eurotech SpA	22,622	190,176
	Falck Renewables SpA	156,379	1,017,427
	Ferrari NV	8,873	1,497,384
	Fiat Chrysler Automobiles NV	368,536	4,800,998
#	Fiat Chrysler Automobiles NV	334,965	4,361,244
	Fiera Milano SpA	13,383	81,420
#*	Fincantieri SpA	496,459	450,748
	FinecoBank Banca Fineco SpA	158,927	1,859,540
	FNM SpA	128,567	105,283
#	Freni Brembo SpA	78,665	899,756
*	GEDI Gruppo Editoriale SpA	126,073	63,781
	Gefran SpA	3,892	27,331

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Geox SpA	37,594	$44,636
	Gruppo MutuiOnline SpA	14,143	315,463
*	Guala Closures SpA	15,433	120,123
	Hera SpA	419,479	1,907,957
	Illimity Bank SpA	35,532	363,176
#	IMA Industria Macchine Automatiche SpA	9,248	603,474
*	IMMSI SpA	249,326	134,521
*	Intek Group SpA	281,585	93,376
	Interpump Group SpA	33,249	937,535
	Intesa Sanpaolo SpA	1,113,209	2,764,671
	Iren SpA	160,842	536,495
	Italgas SpA	112,958	750,858
	Italmobiliare SpA	9,579	266,499
*	Juventus Football Club SpA	294,298	370,826
	La Doria SpA	5,392	52,978
	Leonardo SpA	155,067	1,905,150
#	Maire Tecnimont SpA	90,324	232,945
	MARR SpA	17,413	372,596
	Massimo Zanetti Beverage Group SpA	12,080	78,533
#*	Mediaset SpA	270,865	715,322
	Mediobanca Banca di Credito Finanziario SpA	182,909	1,824,626
	Moncler SpA	18,330	788,965
#*	OVS SpA	228,741	435,331
	Piaggio & C SpA	171,388	468,339
#	Pirelli & C SpA	67,747	328,106
	Poste Italiane SpA	63,564	728,128
#	Prima Industrie SpA	3,071	53,746
#	Prysmian SpA	10,365	229,917
	RAI Way SpA	46,508	303,288
	Recordati SpA	22,386	957,911
	Reno de Medici SpA	128,268	107,925
	Reply SpA	8,935	701,190
	Retelit SpA	66,357	108,706
#	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	68,143
	Sabaf SpA	3,112	45,683
	SAES Getters SpA	766	24,557
#*	Safilo Group SpA	33,402	37,868
#*	Saipem SpA	327,569	1,357,978
#*	Salini Impregilo SpA	112,949	182,913
	Salvatore Ferragamo SpA	20,734	382,539
	Saras SpA	472,802	634,434
#	Servizi Italia SpA	9,572	29,631
	Sesa SpA	2,814	158,055
	Snam SpA	82,053	439,776
	Societa Cattolica di Assicurazioni SC	174,906	1,383,134
#*	Sogefi SpA	47,050	66,897
	SOL SpA	15,429	167,556
	Tamburi Investment Partners SpA	44,083	332,317
*	Telecom Italia SpA	3,363,562	1,805,910
	Telecom Italia SpA	1,229,575	646,470
*	Telecom Italia SpA, Sponsored ADR	15,814	83,023
	Tenaris SA	10,647	110,032
	Terna Rete Elettrica Nazionale SpA	110,241	769,073
	Tod's SpA	2,661	107,572
	TXT e-solutions SpA	1,302	12,998
	UniCredit SpA	351,851	4,699,775
#	Unione di Banche Italiane SpA	755,607	2,261,416
	Unipol Gruppo SpA	516,130	2,627,935
	UnipolSai Assicurazioni SpA	234,079	626,762

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Zignago Vetro SpA	14,273	$213,377
TOTAL ITALY			83,687,961
JAPAN — (23.3%)
	77 Bank, Ltd. (The)	37,600	569,716
	A&D Co., Ltd.	22,300	184,675
	ABC-Mart, Inc.	1,400	89,818
	Abist Co., Ltd.	1,400	32,849
	Access Co., Ltd.	20,900	169,146
	Achilles Corp.	12,600	199,668
	Acom Co., Ltd.	14,600	68,388
	AD Works Co., Ltd.	140,000	35,956
	Adastria Co., Ltd.	24,260	476,607
	ADEKA Corp.	80,200	1,159,012
	Adtec Plasma Technology Co., Ltd.	2,100	34,180
	Advan Co., Ltd.	13,700	161,093
	Advanex, Inc.	1,400	21,744
	Advantest Corp.	4,000	208,683
	Adways, Inc.	4,600	13,423
	Aeon Co., Ltd.	59,719	1,221,461
	Aeon Delight Co., Ltd.	9,700	332,826
	Aeon Fantasy Co., Ltd.	6,700	142,791
	AEON Financial Service Co., Ltd.	56,400	881,112
#	Aeon Hokkaido Corp.	14,000	102,142
	Aeon Mall Co., Ltd.	9,700	161,178
	Aeria, Inc.	12,300	90,896
	AGC, Inc.	70,000	2,359,583
#	Agro-Kanesho Co., Ltd.	3,100	41,155
	Ahresty Corp.	15,300	72,712
	Ai Holdings Corp.	14,600	248,269
	Aica Kogyo Co., Ltd.	9,600	299,675
	Aichi Bank, Ltd. (The)	6,200	190,813
	Aichi Corp.	31,900	208,819
	Aichi Steel Corp.	9,300	297,126
	Aichi Tokei Denki Co., Ltd.	2,200	87,196
	Aida Engineering, Ltd.	34,500	276,548
*	Aiful Corp.	151,400	410,720
	Aigan Co., Ltd.	11,000	25,323
	Ain Holdings, Inc.	10,300	629,596
	Aiphone Co., Ltd.	9,600	148,715
	Air Water, Inc.	42,200	579,622
	Airport Facilities Co., Ltd.	20,400	102,392
	Airtech Japan, Ltd.	3,100	37,411
	Aisan Industry Co., Ltd.	31,600	203,650
	Aisin Seiki Co., Ltd.	74,006	2,463,661
	Aizawa Securities Co., Ltd.	31,900	214,893
	Ajinomoto Co., Inc.	10,800	177,874
	Ajis Co., Ltd.	2,000	56,300
	Akatsuki Corp.	12,800	42,454
*	Akebono Brake Industry Co., Ltd.	53,700	109,515
	Akita Bank, Ltd. (The)	16,600	302,638
	Albis Co., Ltd.	5,600	112,822
	Alconix Corp.	18,100	220,792
	Alfresa Holdings Corp.	6,900	138,636
	Alinco, Inc.	12,100	131,795
	Alpen Co., Ltd.	11,500	172,418
	Alpha Corp.	5,800	68,062
	Alpha Systems, Inc.	5,360	138,129
	Alps Alpine Co., Ltd.	46,548	835,669

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Alps Logistics Co., Ltd.	9,000	$67,479
	Altech Corp.	9,020	148,567
	Amada Holdings Co., Ltd.	58,000	604,061
	Amano Corp.	11,600	334,996
	Amiyaki Tei Co., Ltd.	2,800	90,172
	Amuse, Inc.	500	12,872
	Anabuki Kosan, Inc.	2,800	43,621
	Anest Iwata Corp.	21,700	197,412
	AOI Electronics Co., Ltd.	3,700	91,999
	AOI TYO Holdings, Inc.	13,188	82,740
	AOKI Holdings, Inc.	37,178	362,717
	Aomori Bank, Ltd. (The)	14,700	361,282
	Aoyama Trading Co., Ltd.	31,300	401,258
#	Aoyama Zaisan Networks Co., Ltd.	5,900	82,987
	Aozora Bank, Ltd.	54,400	1,465,854
	Apaman Co., Ltd.	5,900	44,005
	Arakawa Chemical Industries, Ltd.	15,800	218,385
	Arata Corp.	11,900	492,208
	Araya Industrial Co., Ltd.	3,700	48,681
	Arcland Sakamoto Co., Ltd.	27,900	306,777
	Arcland Service Holdings Co., Ltd.	7,700	139,419
	Arcs Co., Ltd.	33,689	592,731
	Arealink Co., Ltd.	6,600	70,766
	Argo Graphics, Inc.	10,200	320,779
	Ariake Japan Co., Ltd.	1,900	129,862
	Arisawa Manufacturing Co., Ltd.	19,700	176,522
*	Arrk Corp.	16,100	13,624
	Artnature, Inc.	16,800	120,186
	As One Corp.	1,300	117,807
	Asahi Broadcasting Group Holdings Corp.	10,200	69,877
	Asahi Co., Ltd.	10,300	123,863
	Asahi Diamond Industrial Co., Ltd.	41,700	228,074
	Asahi Group Holdings, Ltd.	8,100	375,500
	Asahi Holdings, Inc.	23,000	577,520
	Asahi Intecc Co., Ltd.	26,800	738,411
	Asahi Kasei Corp.	125,400	1,282,635
	Asahi Kogyosha Co., Ltd.	3,900	121,066
	Asahi Yukizai Corp.	11,200	172,991
	Asante, Inc.	2,500	45,362
	Asanuma Corp.	8,600	369,096
	Ashimori Industry Co., Ltd.	4,300	53,462
	Asia Pile Holdings Corp.	31,700	158,580
#	Asics Corp.	17,700	258,586
	ASKA Pharmaceutical Co., Ltd.	21,600	242,862
	ASKUL Corp.	3,800	124,105
	Astellas Pharma, Inc.	44,800	791,621
#	Asti Corp.	4,000	69,153
	Asukanet Co., Ltd.	3,500	46,012
	Ateam, Inc.	6,900	58,516
#	Atom Corp.	45,000	421,592
	Atsugi Co., Ltd.	14,400	104,460
	Autobacs Seven Co., Ltd.	31,900	464,851
	Avantia Co., Ltd.	10,700	98,104
	Avex, Inc.	17,400	193,398
	Awa Bank, Ltd. (The)	24,200	532,170
*	Axell Corp.	4,700	35,435
	Axial Retailing, Inc.	10,600	356,749
	Azbil Corp.	9,700	261,577
	Bandai Namco Holdings, Inc.	12,400	720,545

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bando Chemical Industries, Ltd.	30,100	$224,155
	Bank of Iwate, Ltd. (The)	11,000	267,220
	Bank of Kochi, Ltd. (The)	5,900	44,573
	Bank of Kyoto, Ltd. (The)	23,600	943,191
	Bank of Nagoya, Ltd. (The)	8,700	253,205
	Bank of Okinawa, Ltd. (The)	17,500	557,081
	Bank of Saga, Ltd. (The)	20,400	288,959
	Bank of the Ryukyus, Ltd.	31,500	302,445
#	Bank of Toyama, Ltd. (The)	2,200	44,208
	Baroque Japan, Ltd.	11,300	108,467
	BayCurrent Consulting, Inc.	2,000	139,643
	Belc Co., Ltd.	5,400	288,019
	Bell System24 Holdings, Inc.	18,500	259,371
	Belluna Co., Ltd.	49,500	281,254
	Benefit One, Inc.	16,200	283,203
	Benesse Holdings, Inc.	8,500	233,494
	BeNEXT Group, Inc.	9,000	92,066
	Bic Camera, Inc.	31,100	337,230
	Biofermin Pharmaceutical Co., Ltd.	3,000	66,001
	BML, Inc.	9,300	263,369
#	Bookoff Group Holdings, Ltd.	5,700	50,881
	BP Castrol K.K.	2,700	35,447
	Bridgestone Corp.	25,200	892,559
	Broadleaf Co., Ltd.	55,600	307,284
#	BRONCO BILLY Co., Ltd.	6,200	146,344
	Brother Industries, Ltd.	62,000	1,197,366
	Bunka Shutter Co., Ltd.	52,200	417,282
	C Uyemura & Co., Ltd.	3,400	236,973
	CAC Holdings Corp.	6,700	86,834
	Calbee, Inc.	3,300	107,912
	Can Do Co., Ltd.	7,200	107,058
	Canon Electronics, Inc.	14,100	267,626
	Canon Marketing Japan, Inc.	11,400	271,718
#	Canon, Inc., Sponsored ADR	24,859	650,560
	Canon, Inc.	23,500	616,271
	Capcom Co., Ltd.	18,100	512,126
	Career Design Center Co., Ltd.	1,900	22,681
	Carlit Holdings Co., Ltd.	13,800	72,058
	Casio Computer Co., Ltd.	18,800	348,465
	Cawachi, Ltd.	12,400	241,729
	C'BON COSMETICS Co., Ltd.	1,300	29,588
#	Central Automotive Products, Ltd.	7,600	184,583
	Central Glass Co., Ltd.	26,400	573,671
	Central Security Patrols Co., Ltd.	2,200	120,130
	Central Sports Co., Ltd.	4,700	132,289
	Chiba Bank, Ltd. (The)	85,300	462,546
	Chiba Kogyo Bank, Ltd. (The)	39,200	125,411
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	12,700	149,631
	CHIMNEY Co., Ltd.	2,100	44,714
	Chino Corp.	5,900	76,915
	Chiyoda Co., Ltd.	10,800	145,125
	Chiyoda Integre Co., Ltd.	8,700	162,479
	Chodai Co., Ltd.	4,600	51,577
	Chofu Seisakusho Co., Ltd.	14,800	314,110
	Chori Co., Ltd.	10,800	211,796
	Chubu Shiryo Co., Ltd.	19,200	296,822
	Chudenko Corp.	20,500	473,711
	Chuetsu Pulp & Paper Co., Ltd.	22,989	324,203
*	Chugai Mining Co., Ltd.	36,200	6,338

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chugai Ro Co., Ltd.	6,400	$100,657
	Chugoku Bank, Ltd. (The)	80,500	763,085
	Chugoku Marine Paints, Ltd.	32,800	304,846
	Chukyo Bank, Ltd. (The)	10,100	206,461
	Chuo Spring Co., Ltd.	1,300	36,076
	CI Takiron Corp.	32,200	202,348
	Citizen Watch Co., Ltd.	203,100	981,872
	CKD Corp.	8,700	137,678
	CK-San-Etsu Co., Ltd.	3,400	102,880
	Cleanup Corp.	21,000	129,353
	CMIC Holdings Co., Ltd.	10,300	162,000
	CMK Corp.	37,100	175,027
#	Coca-Cola Bottlers Japan Holdings, Inc.	9,804	258,050
	cocokara fine, Inc.	8,100	498,792
	Coco's Japan Co., Ltd.	5,000	70,882
#	Colowide Co., Ltd.	29,600	600,181
	Computer Engineering & Consulting, Ltd.	13,000	243,308
	Computer Institute of Japan, Ltd.	8,700	68,163
	COMSYS Holdings Corp.	13,059	377,782
	Comture Corp.	3,200	62,209
	Concordia Financial Group, Ltd.	184,938	697,139
	CONEXIO Corp.	12,800	186,565
	Corona Corp.	11,100	104,139
#	Cosel Co., Ltd.	16,500	170,292
	Cosmo Energy Holdings Co., Ltd.	62,700	1,209,388
	Cosmos Initia Co., Ltd.	11,300	79,182
	Cosmos Pharmaceutical Corp.	1,000	219,620
	Cota Co., Ltd.	4,609	64,082
	CRE, Inc.	1,900	19,981
	Create Medic Co., Ltd.	6,400	63,359
#	Create Restaurants Holdings, Inc.	21,400	445,951
	Create SD Holdings Co., Ltd.	10,800	268,657
	Credit Saison Co., Ltd.	125,100	2,006,728
	Creek & River Co., Ltd.	5,400	50,460
	Cresco, Ltd.	6,600	111,954
#	Cross Plus, Inc.	1,400	9,711
	CTI Engineering Co., Ltd.	12,100	267,159
	CyberAgent, Inc.	5,200	207,216
	Cybernet Systems Co., Ltd.	9,300	74,830
	Cybozu, Inc.	9,800	171,282
	Dai Nippon Printing Co., Ltd.	40,800	1,125,041
	Dai Nippon Toryo Co., Ltd.	19,200	196,920
	Daibiru Corp.	10,300	126,786
	Daicel Corp.	130,700	1,237,245
	Dai-Dan Co., Ltd.	11,600	281,220
	Daido Kogyo Co., Ltd.	8,100	58,287
	Daido Metal Co., Ltd.	44,300	274,191
	Daido Steel Co., Ltd.	23,600	902,469
	Daidoh, Ltd.	21,700	54,941
	Daifuku Co., Ltd.	15,100	909,184
	Daihatsu Diesel Manufacturing Co., Ltd.	15,500	90,745
	Daihen Corp.	14,800	461,938
	Daiho Corp.	16,900	419,891
	Dai-Ichi Cutter Kogyo K.K.	2,500	40,317
	Daiichi Jitsugyo Co., Ltd.	7,800	248,079
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,200	144,958
	Dai-ichi Life Holdings, Inc.	81,300	1,206,588
	Dai-ichi Seiko Co., Ltd.	7,000	153,906
	Daiichikosho Co., Ltd.	12,100	587,787

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiken Corp.	11,700	$199,933
	Daiken Medical Co., Ltd.	6,000	39,429
	Daiki Aluminium Industry Co., Ltd.	30,400	189,629
	Daikin Industries, Ltd.	3,000	422,722
	Daikoku Denki Co., Ltd.	8,100	119,043
	Daikokutenbussan Co., Ltd.	5,400	176,311
*	Daikokuya Holdings Co., Ltd.	53,600	15,233
	Daikyonishikawa Corp.	39,200	267,578
	Dainichi Co., Ltd.	5,100	32,220
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	9,600	254,966
	Daio Paper Corp.	49,000	643,255
	Daiseki Co., Ltd.	9,500	255,126
	Daishi Hokuetsu Financial Group, Inc.	30,500	751,021
#	Daishinku Corp.	5,500	86,801
	Daisue Construction Co., Ltd.	7,600	67,794
	Daito Bank, Ltd. (The)	5,000	28,614
	Daito Pharmaceutical Co., Ltd.	8,960	288,456
	Daito Trust Construction Co., Ltd.	3,900	459,407
	Daitron Co., Ltd.	5,900	91,239
	Daiwa House Industry Co., Ltd.	36,600	1,152,256
	Daiwa Industries, Ltd.	25,700	270,832
	Daiwa Securities Group, Inc.	262,447	1,327,266
	Daiwabo Holdings Co., Ltd.	19,000	1,057,768
#	DCM Holdings Co., Ltd.	101,800	972,784
	Delica Foods Holdings Co., Ltd.	4,800	31,230
#	Demae-Can Co., Ltd.	11,800	110,471
	DeNA Co., Ltd.	38,200	628,234
	Denka Co., Ltd.	48,200	1,302,100
	Denki Kogyo Co., Ltd.	5,400	181,344
#	Densan System Co., Ltd.	4,100	111,568
	Denso Corp.	26,100	1,070,678
	Dentsu Group, Inc.	15,200	503,713
	Denyo Co., Ltd.	16,200	307,652
	Descente, Ltd.	7,900	128,334
	Dexerials Corp.	55,600	472,965
	DIC Corp.	57,800	1,515,214
#	Digital Arts, Inc.	5,200	241,256
	Digital Garage, Inc.	3,800	138,568
#	Digital Hearts Holdings Co., Ltd.	7,100	59,152
#	Dip Corp.	14,800	471,133
	Disco Corp.	1,500	345,515
#	DKK-Toa Corp.	5,800	50,613
	DKS Co., Ltd.	7,000	304,766
	DMG Mori Co., Ltd.	48,400	666,727
	Doshisha Co., Ltd.	17,400	268,027
	Doutor Nichires Holdings Co., Ltd.	16,300	308,070
	Dowa Holdings Co., Ltd.	36,300	1,305,742
	DSB Co., Ltd.	10,500	66,734
	DTS Corp.	28,600	662,835
	Duskin Co., Ltd.	18,100	498,724
	Dvx, Inc.	4,600	37,120
	DyDo Group Holdings, Inc.	10,600	398,678
	Dynic Corp.	4,600	32,839
	Eagle Industry Co., Ltd.	31,000	275,683
	Ebara Corp.	34,400	948,821
	Ebara Foods Industry, Inc.	3,800	76,274
	Ebara Jitsugyo Co., Ltd.	5,300	108,357
#	Eco's Co., Ltd.	8,100	124,955
#	EDION Corp.	77,000	796,019

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	EF-ON, Inc.	12,000	$83,189
	eGuarantee, Inc.	13,700	165,604
	Ehime Bank, Ltd. (The)	29,000	297,672
	Eidai Co., Ltd.	18,000	57,011
	Eiken Chemical Co., Ltd.	11,800	234,437
	Eisai Co., Ltd.	3,400	256,230
	Eizo Corp.	10,400	339,487
	Elan Corp.	3,900	60,121
	Elecom Co., Ltd.	11,000	443,495
	Elematec Corp.	14,148	158,967
	Endo Lighting Corp.	18,100	115,436
	Enigmo, Inc.	11,800	94,264
	en-japan, Inc.	11,400	452,917
	Enomoto Co., Ltd.	5,700	62,453
	Enplas Corp.	3,900	104,701
#	Enshu, Ltd.	3,100	35,260
	EPS Holdings, Inc.	18,200	216,763
	eRex Co., Ltd.	10,300	156,348
	ES-Con Japan, Ltd.	27,400	234,795
	Eslead Corp.	5,900	108,386
	ESPEC Corp.	13,200	267,246
	Excel Co., Ltd.	5,800	84,917
	Exedy Corp.	27,000	558,728
	Ezaki Glico Co., Ltd.	3,000	128,012
	F&M Co., Ltd.	3,000	34,672
	F@N Communications, Inc.	40,500	164,286
	Faith, Inc.	5,500	39,173
	FALCO HOLDINGS Co., Ltd.	5,600	106,189
	FamilyMart Co., Ltd.	6,476	141,631
#	Fancl Corp.	6,000	156,633
	FANUC Corp.	1,200	218,556
	FCC Co., Ltd.	34,200	691,390
*	FDK Corp.	3,900	32,413
	Feed One Co., Ltd.	102,740	169,056
	Felissimo Corp.	2,400	21,989
	Fenwal Controls of Japan, Ltd.	3,400	46,265
	Ferrotec Holdings Corp.	44,600	327,529
	FIDEA Holdings Co., Ltd.	176,600	196,351
	Fields Corp.	10,600	54,051
	Financial Products Group Co., Ltd.	31,800	297,264
	FINDEX, Inc.	6,400	66,302
*	First Baking Co., Ltd.	400	3,447
	First Bank of Toyama, Ltd. (The)	19,000	53,508
	First Brothers Co., Ltd.	4,800	53,110
	First Juken Co., Ltd.	7,900	89,514
#	FJ Next Co., Ltd.	14,900	166,179
	Foster Electric Co., Ltd.	20,200	300,196
	FP Corp.	9,200	558,110
	France Bed Holdings Co., Ltd.	20,000	174,445
#	Freebit Co., Ltd.	8,100	62,222
#	Freund Corp.	5,300	36,287
	F-Tech, Inc.	11,900	82,592
	FTGroup Co., Ltd.	6,300	86,347
	Fudo Tetra Corp.	15,800	238,501
	Fuji Co., Ltd.	20,500	343,726
#	Fuji Corp.	48,600	763,829
	Fuji Corp.	4,500	85,848
	Fuji Corp., Ltd.	24,700	151,616
	Fuji Die Co., Ltd.	7,300	48,900

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Electric Co., Ltd.	18,700	$547,573
	Fuji Furukawa Engineering & Construction Co., Ltd.	400	7,823
	Fuji Kosan Co., Ltd.	100	590
#	Fuji Kyuko Co., Ltd.	8,600	301,498
	Fuji Media Holdings, Inc.	21,500	292,327
	Fuji Oil Co., Ltd.	48,400	99,834
	Fuji Oil Holdings, Inc.	10,500	272,143
	Fuji Pharma Co., Ltd.	6,100	76,778
	Fuji Seal International, Inc.	19,900	416,773
	Fuji Soft, Inc.	4,500	180,366
	Fujibo Holdings, Inc.	8,300	269,950
	Fujicco Co., Ltd.	9,900	174,085
	FUJIFILM Holdings Corp.	19,100	948,591
	Fujikura Composites, Inc.	14,600	58,658
	Fujikura Kasei Co., Ltd.	21,300	104,977
	Fujikura, Ltd.	267,400	980,074
	Fujimori Kogyo Co., Ltd.	14,500	445,353
#	Fujio Food System Co., Ltd.	8,400	135,090
#	Fujisash Co., Ltd.	77,900	64,771
	Fujishoji Co., Ltd.	4,500	40,619
	Fujita Kanko, Inc.	6,599	159,554
	Fujitec Co., Ltd.	24,400	397,440
	Fujitsu Frontech, Ltd.	11,400	140,418
	Fujitsu General, Ltd.	26,000	581,268
	Fujitsu, Ltd.	6,600	697,836
	Fujiya Co., Ltd.	2,300	46,085
	FuKoKu Co., Ltd.	9,000	59,451
	Fukuda Corp.	4,600	203,701
	Fukuda Denshi Co., Ltd.	2,200	149,210
	Fukui Bank, Ltd. (The)	16,900	255,151
	Fukui Computer Holdings, Inc.	3,500	106,570
	Fukuoka Financial Group, Inc.	81,508	1,412,481
#	Fukushima Bank, Ltd. (The)	26,500	56,795
	Fukushima Galilei Co., Ltd.	9,100	326,041
	Fukuyama Transporting Co., Ltd.	11,523	382,984
	FULLCAST Holdings Co., Ltd.	10,900	230,363
*	Funai Electric Co., Ltd.	11,400	67,798
	Funai Soken Holdings, Inc.	14,860	373,655
	Furukawa Battery Co., Ltd. (The)	10,900	73,521
	Furukawa Co., Ltd.	30,000	360,743
	Furukawa Electric Co., Ltd.	48,300	1,121,499
	Furuno Electric Co., Ltd.	24,800	243,418
	Furusato Industries, Ltd.	8,000	123,917
	Furyu Corp.	10,100	107,579
	Fuso Chemical Co., Ltd.	14,000	393,784
	Fuso Pharmaceutical Industries, Ltd.	6,500	115,456
	Futaba Corp.	25,600	300,645
	Futaba Industrial Co., Ltd.	52,900	317,843
	Future Corp.	14,600	253,005
	Fuyo General Lease Co., Ltd.	20,400	1,272,426
	G-7 Holdings, Inc.	9,000	203,772
	Gakken Holdings Co., Ltd.	2,700	178,454
	Gakkyusha Co., Ltd.	3,300	43,418
	GCA Corp.	13,400	113,274
	Gecoss Corp.	13,700	133,729
	Genki Sushi Co., Ltd.	2,900	77,658
#	Genky DrugStores Co., Ltd.	4,800	86,861
	Geo Holdings Corp.	33,400	379,621
	Geostr Corp.	11,800	49,473

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Gfoot Co., Ltd.	7,500	$42,777
	Giken, Ltd.	5,900	258,994
#	GL Sciences, Inc.	7,000	102,196
	GLOBERIDE, Inc.	8,000	171,041
	Glory, Ltd.	32,500	927,009
	Glosel Co., Ltd.	15,700	65,391
	GMO Cloud K.K.	1,200	27,144
	GMO Financial Holdings, Inc.	5,200	27,108
	GMO internet, Inc.	21,600	414,065
	GMO Payment Gateway, Inc.	5,600	360,099
	Godo Steel, Ltd.	7,400	191,846
	Gokurakuyu Holdings Co., Ltd.	7,600	32,212
	Goldcrest Co., Ltd.	10,990	188,920
#	Goldwin, Inc.	3,400	206,303
#	Golf Digest Online, Inc.	5,700	33,579
	Good Com Asset Co., Ltd.	900	18,751
	Grandy House Corp.	13,500	60,944
#	Gree, Inc.	58,900	247,297
	GS Yuasa Corp.	69,600	1,373,245
	GSI Creos Corp.	7,700	88,744
	G-Tekt Corp.	20,800	298,689
	Gun-Ei Chemical Industry Co., Ltd.	3,400	75,065
*	GungHo Online Entertainment, Inc.	10,970	199,569
	Gunma Bank, Ltd. (The)	189,700	609,766
	Gunze, Ltd.	11,900	474,470
	Gurunavi, Inc.	24,700	200,647
	H2O Retailing Corp.	62,400	565,633
	HABA Laboratories, Inc.	1,100	74,821
	Hachijuni Bank, Ltd. (The)	173,100	661,161
	Hagihara Industries, Inc.	9,400	137,109
	Hagiwara Electric Holdings Co., Ltd.	6,800	157,614
	Hakudo Co., Ltd.	4,400	58,815
	Hakuhodo DY Holdings, Inc.	26,300	372,646
	Hakuto Co., Ltd.	9,300	107,903
	Halows Co., Ltd.	6,000	150,056
	Hamakyorex Co., Ltd.	13,700	412,028
	Hamamatsu Photonics KK	7,100	300,197
#	Handsman Co., Ltd.	4,200	52,651
	Hankyu Hanshin Holdings, Inc.	18,900	766,813
	Hanwa Co., Ltd.	22,900	552,263
	Happinet Corp.	14,500	174,427
	Harada Industry Co., Ltd.	6,600	58,927
	Hard Off Corp. Co., Ltd.	9,900	74,533
	Harima Chemicals Group, Inc.	12,200	129,021
#	Harmonic Drive Systems, Inc.	2,700	120,140
	Haruyama Holdings, Inc.	3,900	30,861
	Haseko Corp.	187,700	2,447,222
	Hayashikane Sangyo Co., Ltd.	5,400	34,083
	Hazama Ando Corp.	146,750	1,200,755
	Heian Ceremony Service Co., Ltd.	1,300	10,626
	Heiwa Corp.	40,900	845,385
	Heiwa Real Estate Co., Ltd.	25,300	745,622
	Heiwado Co., Ltd.	32,500	567,851
	Helios Techno Holding Co., Ltd.	14,900	59,010
	Hibino Corp.	2,900	62,606
	Hibiya Engineering, Ltd.	14,100	247,203
	Hiday Hidaka Corp.	10,990	198,842
	Hikari Tsushin, Inc.	2,300	565,349
	HI-LEX Corp.	17,800	285,900

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Himaraya Co., Ltd.	1,900	$14,484
	Hino Motors, Ltd.	119,400	1,118,055
	Hioki EE Corp.	5,000	177,776
	Hirakawa Hewtech Corp.	8,800	113,300
#*	Hiramatsu, Inc.	19,100	47,853
	Hirano Tecseed Co., Ltd.	7,700	116,051
	Hirata Corp.	2,200	127,146
	Hirose Electric Co., Ltd.	1,200	148,835
	Hiroshima Bank, Ltd. (The)	160,300	719,705
	Hiroshima Gas Co., Ltd.	16,700	54,298
	HIS Co., Ltd.	14,000	321,636
	Hisaka Works, Ltd.	21,000	173,551
	Hisamitsu Pharmaceutical Co., Inc.	1,100	55,627
	Hitachi Capital Corp.	48,900	1,323,609
	Hitachi Chemical Co., Ltd.	7,300	305,601
	Hitachi Construction Machinery Co., Ltd.	26,400	707,466
	Hitachi High-Technologies Corp.	6,300	450,450
	Hitachi Metals, Ltd.	29,110	447,404
	Hitachi Transport System, Ltd.	16,400	470,809
	Hitachi Zosen Corp.	103,040	386,582
	Hitachi, Ltd.	54,500	2,075,768
	Hitachi, Ltd., ADR	303	22,604
	Hito Communications Holdings, Inc.	3,700	60,840
	Hochiki Corp.	9,500	132,198
	Hodogaya Chemical Co., Ltd.	4,200	142,337
	Hogy Medical Co., Ltd.	7,200	246,879
	Hokkaido Electric Power Co., Inc.	38,000	178,213
	Hokkaido Gas Co., Ltd.	2,400	35,897
	Hokkan Holdings, Ltd.	6,900	122,645
	Hokko Chemical Industry Co., Ltd.	20,000	112,868
	Hokkoku Bank, Ltd. (The)	14,400	421,550
	Hokuetsu Corp.	112,500	518,589
	Hokuetsu Industries Co., Ltd.	17,000	196,771
	Hokuhoku Financial Group, Inc.	83,700	802,330
	Hokuriku Electric Industry Co., Ltd.	6,200	69,266
*	Hokuriku Electric Power Co.	36,500	271,522
	Hokuriku Electrical Construction Co., Ltd.	11,000	112,685
	Hokuto Corp.	16,500	292,134
	Honda Motor Co., Ltd., Sponsored ADR	23,840	610,304
	Honda Motor Co., Ltd.	173,935	4,448,454
	Honda Tsushin Kogyo Co., Ltd.	10,000	49,195
	H-One Co., Ltd.	17,400	114,019
	Honeys Holdings Co., Ltd.	12,570	157,350
	Honshu Chemical Industry Co., Ltd.	3,200	35,157
#	Hoosiers Holdings	17,700	111,590
	Horiba, Ltd.	7,500	463,904
	Hoshizaki Corp.	2,800	257,577
	Hosiden Corp.	47,200	517,348
	Hosokawa Micron Corp.	7,500	344,066
	House Foods Group, Inc.	7,400	234,637
	Howa Machinery, Ltd.	12,800	100,763
	Hulic Co., Ltd.	18,067	219,055
	Hurxley Corp.	2,400	28,688
	Hyakugo Bank, Ltd. (The)	149,300	447,211
	Hyakujushi Bank, Ltd. (The)	17,900	321,874
	Ibiden Co., Ltd.	28,500	656,472
	Ichibanya Co., Ltd.	5,134	268,202
	Ichigo, Inc.	122,800	460,750
	Ichiken Co., Ltd.	5,400	87,514

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichikoh Industries, Ltd.	36,000	$223,964
	Ichinen Holdings Co., Ltd.	18,300	253,090
	Ichiyoshi Securities Co., Ltd.	28,100	156,106
	Icom, Inc.	7,400	170,892
	Idec Corp.	16,000	284,648
	Idemitsu Kosan Co., Ltd.	70,826	1,767,694
	IDOM, Inc.	67,000	359,029
	IHI Corp.	83,200	1,970,469
	Iida Group Holdings Co., Ltd.	23,820	401,458
	Iino Kaiun Kaisha, Ltd.	76,300	247,123
#	IJTT Co., Ltd.	17,000	101,621
	Ikegami Tsushinki Co., Ltd.	7,300	78,597
	Imagica Group, Inc.	11,000	52,571
	Imasen Electric Industrial	16,400	133,031
	Imuraya Group Co., Ltd.	1,700	29,799
	Inaba Denki Sangyo Co., Ltd.	22,400	560,451
	Inaba Seisakusho Co., Ltd.	7,400	92,284
	Inabata & Co., Ltd.	29,800	398,862
	Inageya Co., Ltd.	5,100	68,287
	Ines Corp.	16,800	243,704
	I-Net Corp.	10,100	136,776
	Infocom Corp.	17,600	488,110
	Infomart Corp.	92,000	727,754
	Information Services International-Dentsu, Ltd.	8,500	354,370
	Innotech Corp.	12,900	132,402
	Inpex Corp.	124,600	1,163,037
	Intage Holdings, Inc.	26,600	214,227
	Intelligent Wave, Inc.	2,400	17,207
#	Inter Action Corp.	4,900	114,790
	Internet Initiative Japan, Inc.	20,400	567,519
	Inui Global Logistics Co., Ltd.	12,995	134,775
	I-O Data Device, Inc.	6,200	59,938
	Iriso Electronics Co., Ltd.	8,900	336,895
	Ise Chemicals Corp.	1,400	46,042
	Iseki & Co., Ltd.	12,900	169,045
	Isetan Mitsukoshi Holdings, Ltd.	151,000	1,178,869
	Ishihara Chemical Co., Ltd.	4,800	78,844
	Ishihara Sangyo Kaisha, Ltd.	33,000	276,624
	Ishii Iron Works Co., Ltd.	1,900	49,394
	Ishizuka Glass Co., Ltd.	1,800	42,870
*	Istyle, Inc.	20,000	85,599
	Isuzu Motors, Ltd.	68,300	669,166
	Itfor, Inc.	11,700	89,123
	Ito En, Ltd.	6,600	320,495
	ITOCHU Corp.	39,900	932,103
	Itochu Enex Co., Ltd.	53,900	457,138
	Itochu Techno-Solutions Corp.	4,600	135,464
	Itochu-Shokuhin Co., Ltd.	4,800	220,508
	Itoham Yonekyu Holdings, Inc.	107,678	676,935
	Itoki Corp.	33,553	146,624
	IwaiCosmo Holdings, Inc.	15,100	179,127
	Iwaki & Co., Ltd.	24,300	117,308
	Iwasaki Electric Co., Ltd.	6,400	83,039
	Iwatani Corp.	29,900	996,392
	Iwatsu Electric Co., Ltd.	6,100	45,891
	Iwatsuka Confectionery Co., Ltd.	1,100	42,284
	Iyo Bank, Ltd. (The)	124,882	644,469
	Izumi Co., Ltd.	9,000	283,675
	J Front Retailing Co., Ltd.	100,400	1,208,501

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	J Trust Co., Ltd.	52,600	$198,692
	JAC Recruitment Co., Ltd.	7,600	116,057
	Jaccs Co., Ltd.	22,400	528,798
	Jafco Co., Ltd.	23,000	956,523
	Jalux, Inc.	5,400	115,485
	Jamco Corp.	6,800	84,067
	Janome Sewing Machine Co., Ltd.	17,000	62,709
	Japan Airlines Co., Ltd.	22,900	644,187
	Japan Airport Terminal Co., Ltd.	5,800	267,317
	Japan Asia Group, Ltd.	16,900	57,071
*	Japan Asia Investment Co., Ltd.	16,300	40,168
*	Japan Asset Marketing Co., Ltd.	22,100	20,068
	Japan Aviation Electronics Industry, Ltd.	41,600	737,441
	Japan Best Rescue System Co., Ltd.	5,500	48,464
	Japan Cash Machine Co., Ltd.	13,100	98,640
#*	Japan Display, Inc.	1,263,600	794,969
	Japan Electronic Materials Corp.	5,100	42,709
	Japan Exchange Group, Inc.	22,200	397,856
	Japan Foundation Engineering Co., Ltd.	19,200	68,815
#	Japan Investment Adviser Co., Ltd.	6,100	95,466
	Japan Lifeline Co., Ltd.	25,200	299,803
	Japan Material Co., Ltd.	27,000	394,083
	Japan Meat Co., Ltd.	7,200	148,607
	Japan Medical Dynamic Marketing, Inc.	9,600	203,117
	Japan Oil Transportation Co., Ltd.	2,900	79,102
	Japan Petroleum Exploration Co., Ltd.	5,300	130,161
	Japan Post Holdings Co., Ltd.	114,500	1,041,568
	Japan Property Management Center Co., Ltd.	6,200	75,603
	Japan Pulp & Paper Co., Ltd.	9,000	332,978
	Japan Securities Finance Co., Ltd.	77,600	355,408
	Japan Steel Works, Ltd. (The)	52,400	937,980
	Japan Tobacco, Inc.	26,300	556,099
	Japan Transcity Corp.	33,400	146,920
	Japan Wool Textile Co., Ltd. (The)	48,200	459,932
	Jastec Co., Ltd.	6,900	67,842
	JBCC Holdings, Inc.	9,600	164,735
	JCR Pharmaceuticals Co., Ltd.	700	60,044
	JCU Corp.	18,600	527,703
	Jeol, Ltd.	16,500	531,157
	JFE Holdings, Inc.	181,460	2,148,828
	JGC Holdings Corp.	67,900	975,459
*	JIG-SAW, Inc.	1,400	49,083
	Jimoto Holdings, Inc.	148,300	143,380
	JINS Holdings, Inc.	6,400	450,079
	JK Holdings Co., Ltd.	14,300	95,288
	JMS Co., Ltd.	19,200	154,399
	Joban Kosan Co., Ltd.	4,900	74,050
	J-Oil Mills, Inc.	8,100	304,565
	Joshin Denki Co., Ltd.	14,700	321,999
	JP-Holdings, Inc.	22,600	65,306
	JSP Corp.	9,300	162,076
	JSR Corp.	50,300	895,894
	JTEKT Corp.	99,100	1,050,854
	Juki Corp.	28,800	199,098
	Juroku Bank, Ltd. (The)	20,400	420,890
	Justsystems Corp.	7,900	429,976
	JVCKenwood Corp.	147,070	334,822
	JXTG Holdings, Inc.	406,870	1,730,490
	K&O Energy Group, Inc.	10,700	156,652

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Kadokawa Dwango	18,977	$317,313
	Kaga Electronics Co., Ltd.	11,000	227,610
	Kagome Co., Ltd.	6,600	162,656
	Kajima Corp.	91,221	1,157,270
	Kakaku.com, Inc.	8,800	229,895
	Kaken Pharmaceutical Co., Ltd.	10,700	564,229
#	Kakiyasu Honten Co., Ltd.	5,200	155,801
	Kameda Seika Co., Ltd.	4,700	209,561
	Kamei Corp.	18,600	188,821
	Kamigumi Co., Ltd.	29,000	619,661
	Kanaden Corp.	13,400	162,697
	Kanagawa Chuo Kotsu Co., Ltd.	4,600	170,496
	Kanamic Network Co., Ltd.	1,900	13,370
	Kanamoto Co., Ltd.	33,600	827,234
	Kandenko Co., Ltd.	84,600	796,677
	Kaneka Corp.	31,400	962,694
	Kaneko Seeds Co., Ltd.	2,400	28,055
	Kanematsu Corp.	75,600	969,306
	Kanematsu Electronics, Ltd.	8,300	268,691
	Kansai Mirai Financial Group, Inc.	47,832	275,930
	Kansai Paint Co., Ltd.	12,000	287,255
	Kansai Super Market, Ltd.	10,400	96,553
	Kanto Denka Kogyo Co., Ltd.	44,900	414,210
	Kappa Create Co., Ltd.	6,500	88,076
	Kasai Kogyo Co., Ltd.	23,300	172,698
	Katakura & Co-op Agri Corp.	3,200	35,893
	Katakura Industries Co., Ltd.	19,000	215,629
	Kato Sangyo Co., Ltd.	11,100	344,265
	Kato Works Co., Ltd.	6,700	99,773
	KAWADA TECHNOLOGIES, Inc.	4,600	267,667
#	Kawagishi Bridge Works Co., Ltd.	1,600	37,523
	Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	158,571
	Kawasaki Heavy Industries, Ltd.	79,200	1,561,408
*	Kawasaki Kisen Kaisha, Ltd.	32,399	427,212
	Kawasumi Laboratories, Inc.	13,100	127,353
	KDDI Corp.	78,300	2,366,152
	Keihan Holdings Co., Ltd.	15,200	687,360
	Keihanshin Building Co., Ltd.	10,300	138,791
	Keihin Co., Ltd.	3,500	41,660
	Keihin Corp.	45,700	1,068,259
	Keiyo Bank, Ltd. (The)	72,900	385,304
	Keiyo Co., Ltd.	28,100	138,527
	KEL Corp.	4,100	34,060
	Kenedix, Inc.	90,200	453,729
	Kenko Mayonnaise Co., Ltd.	7,800	174,796
	Kewpie Corp.	13,800	287,805
	Key Coffee, Inc.	3,000	62,161
#	KFC Holdings Japan, Ltd.	10,000	274,906
	KH Neochem Co., Ltd.	5,400	116,220
	Kimoto Co., Ltd.	28,900	45,468
#	Kimura Chemical Plants Co., Ltd.	10,600	59,446
	Kimura Unity Co., Ltd.	2,800	29,039
	Kinden Corp.	48,700	829,844
	King Co., Ltd.	4,400	22,665
*	Kinki Sharyo Co., Ltd. (The)	4,300	64,018
	Kintetsu Department Store Co., Ltd.	3,700	121,076
	Kintetsu World Express, Inc.	39,300	626,719
	Kirin Holdings Co., Ltd.	17,080	375,120
	Kirindo Holdings Co., Ltd.	5,300	82,732

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kissei Pharmaceutical Co., Ltd.	18,000	$506,546
	Ki-Star Real Estate Co., Ltd.	6,500	110,891
	Kitagawa Corp.	8,200	163,641
	Kita-Nippon Bank, Ltd. (The)	6,500	126,872
	Kitano Construction Corp.	3,200	73,527
	Kito Corp.	19,300	291,586
	Kitz Corp.	71,600	495,349
	Kiyo Bank, Ltd. (The)	44,100	630,060
*	KLab, Inc.	18,500	131,910
*	KNT-CT Holdings Co., Ltd.	1,600	19,227
	Koa Corp.	17,900	189,201
	Koatsu Gas Kogyo Co., Ltd.	22,500	164,422
	Kobayashi Pharmaceutical Co., Ltd.	2,800	225,453
	Kobe Bussan Co., Ltd.	11,200	428,724
*	Kobe Electric Railway Co., Ltd.	1,600	58,316
	Kobe Steel, Ltd.	198,000	904,167
#	Kobelco Eco-Solutions Co., Ltd.	2,800	55,421
	Kohnan Shoji Co., Ltd.	25,000	545,129
	Kohsoku Corp.	6,900	76,495
	Koito Manufacturing Co., Ltd.	10,500	455,662
	Kojima Co., Ltd.	44,600	214,609
	Kokusai Co., Ltd.	2,800	19,141
	Kokuyo Co., Ltd.	54,800	809,988
	KOMAIHALTEC, Inc.	3,399	57,773
	Komatsu Matere Co., Ltd.	24,700	168,445
	Komatsu Wall Industry Co., Ltd.	7,900	154,853
	Komatsu, Ltd.	54,400	1,202,839
	Komehyo Co., Ltd.	5,700	53,933
	Komeri Co., Ltd.	30,300	653,087
	Komori Corp.	33,800	307,196
	Konaka Co., Ltd.	39,500	147,354
	Konami Holdings Corp.	14,800	573,166
	Kondotec, Inc.	16,000	164,237
	Konica Minolta, Inc.	281,100	1,715,867
	Konishi Co., Ltd.	18,200	255,003
	Konoike Transport Co., Ltd.	20,500	289,464
	Konoshima Chemical Co., Ltd.	3,400	31,436
*	Kosaido Co., Ltd.	14,900	122,087
	Kose Corp.	3,800	489,292
#	Kosei Securities Co., Ltd. (The)	4,300	23,327
	Koshidaka Holdings Co., Ltd.	22,000	310,530
	Kotobuki Spirits Co., Ltd.	5,100	336,738
#	Kourakuen Holdings Corp.	6,000	102,262
	Krosaki Harima Corp.	5,600	332,187
	KRS Corp.	6,100	109,971
	K's Holdings Corp.	78,920	958,307
	KU Holdings Co., Ltd.	9,100	74,532
	Kubota Corp.	38,600	604,460
	Kumagai Gumi Co., Ltd.	23,500	670,830
	Kumiai Chemical Industry Co., Ltd.	31,400	240,859
	Kunimine Industries Co., Ltd.	4,500	52,995
	Kura Sushi, Inc.	5,200	261,381
	Kurabo Industries, Ltd.	12,500	266,254
	Kuraray Co., Ltd.	191,900	2,306,731
	Kureha Corp.	16,200	908,681
	Kurimoto, Ltd.	7,800	149,950
	Kurita Water Industries, Ltd.	23,700	693,069
	Kuriyama Holdings Corp.	8,000	52,054
#	Kusuri no Aoki Holdings Co., Ltd.	2,700	162,570

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	KYB Corp.	15,100	$406,240
	Kyocera Corp.	11,685	767,778
	Kyodo Printing Co., Ltd.	7,300	198,499
	Kyoei Steel, Ltd.	14,900	261,339
#	Kyokuto Boeki Kaisha, Ltd.	6,400	118,420
	Kyokuto Kaihatsu Kogyo Co., Ltd.	20,400	263,624
	Kyokuto Securities Co., Ltd.	20,300	138,288
	Kyokuyo Co., Ltd.	7,100	184,140
	KYORIN Holdings, Inc.	28,400	509,896
	Kyoritsu Maintenance Co., Ltd.	13,640	545,830
	Kyoritsu Printing Co., Ltd.	23,500	35,811
	Kyosan Electric Manufacturing Co., Ltd.	31,600	160,403
	Kyowa Electronic Instruments Co., Ltd.	14,300	55,243
	Kyowa Exeo Corp.	26,754	667,881
	Kyowa Kirin Co., Ltd.	2,400	56,422
	Kyowa Leather Cloth Co., Ltd.	13,200	94,590
	Kyudenko Corp.	23,000	663,791
	Kyushu Electric Power Co., Inc.	11,500	94,700
	Kyushu Financial Group, Inc.	190,080	793,634
	LAC Co., Ltd.	7,000	69,233
	Lacto Japan Co., Ltd.	3,800	139,920
	Land Business Co., Ltd.	5,600	39,685
#*	Laox Co., Ltd.	24,100	54,757
	Lasertec Corp.	12,800	626,639
	Lawson, Inc.	3,300	190,998
	LEC, Inc.	22,000	243,569
*	Leopalace21 Corp.	65,700	188,800
	Life Corp.	9,000	214,477
	LIFULL Co., Ltd.	26,500	136,059
	Linical Co., Ltd.	4,700	46,136
	Link And Motivation, Inc.	20,000	95,576
	Lintec Corp.	31,400	678,759
	Lion Corp.	11,700	222,261
	LIXIL Group Corp.	30,000	498,822
	LIXIL VIVA Corp.	17,300	353,924
	Lonseal Corp.	1,600	30,779
	Look Holdings, Inc.	4,400	42,213
*	M&A Capital Partners Co., Ltd.	5,800	180,685
	Mabuchi Motor Co., Ltd.	1,400	51,012
	Macnica Fuji Electronics Holdings, Inc.	31,750	474,133
	Macromill, Inc.	20,800	190,389
	Maeda Corp.	107,300	1,024,209
	Maeda Kosen Co., Ltd.	16,000	306,102
#	Maeda Road Construction Co., Ltd.	20,200	682,759
	Maezawa Kasei Industries Co., Ltd.	11,300	119,692
	Maezawa Kyuso Industries Co., Ltd.	9,100	192,680
	Makino Milling Machine Co., Ltd.	22,400	837,908
	Makita Corp., Sponsored ADR	3,976	151,883
	Makita Corp.	4,800	183,598
#	Mamezou Holdings Co., Ltd.	11,200	172,619
	Mamiya-Op Co., Ltd.	2,699	27,098
	Mani, Inc.	6,600	165,655
	MarkLines Co., Ltd.	1,500	26,903
	Mars Group Holdings Corp.	9,700	174,100
	Marubeni Corp.	122,200	878,082
	Marubun Corp.	13,800	76,195
	Marudai Food Co., Ltd.	16,800	325,106
	Marufuji Sheet Piling Co., Ltd.	1,100	22,787
	Maruha Nichiro Corp.	33,700	805,923

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marui Group Co., Ltd.	18,200	$420,928
	Maruichi Steel Tube, Ltd.	12,800	355,164
	Maruka Corp.	5,900	110,155
#	Marusan Securities Co., Ltd.	39,000	185,573
	Maruwa Co., Ltd.	5,700	414,216
	Maruwa Unyu Kikan Co., Ltd.	9,400	193,301
	Maruyama Manufacturing Co., Inc.	2,800	38,014
	Maruzen CHI Holdings Co., Ltd.	10,600	35,132
	Maruzen Co., Ltd.	6,000	116,506
	Maruzen Showa Unyu Co., Ltd.	9,800	261,556
	Marvelous, Inc.	15,400	97,829
	Matsuda Sangyo Co., Ltd.	11,900	168,867
	Matsui Construction Co., Ltd.	17,600	122,860
#	Matsui Securities Co., Ltd.	16,700	136,237
	Matsumotokiyoshi Holdings Co., Ltd.	13,300	531,820
	Matsuya Co., Ltd.	4,600	30,756
	Matsuyafoods Holdings Co., Ltd.	6,200	268,313
	Max Co., Ltd.	9,500	177,637
	Maxell Holdings, Ltd.	36,100	473,887
	Maxvalu Tokai Co., Ltd.	5,000	106,378
	Mazda Motor Corp.	99,300	833,504
	MCJ Co., Ltd.	51,200	351,127
	Mebuki Financial Group, Inc.	390,522	865,428
	MEC Co., Ltd.	11,800	164,025
	Media Do Holdings Co., Ltd.	2,300	66,515
	Medical System Network Co., Ltd.	20,600	98,422
	Medipal Holdings Corp.	4,900	103,831
	Megachips Corp.	12,900	200,778
	Megmilk Snow Brand Co., Ltd.	36,200	846,588
	Meidensha Corp.	33,900	629,362
	Meiji Electric Industries Co., Ltd.	4,500	62,202
	MEIJI Holdings Co., Ltd.	2,600	182,972
	Meiji Shipping Co., Ltd.	6,100	22,363
	Meiko Electronics Co., Ltd.	20,700	330,140
	Meiko Network Japan Co., Ltd.	15,800	138,298
	Meisei Industrial Co., Ltd.	33,800	265,514
	Meitec Corp.	12,900	733,309
	Meito Sangyo Co., Ltd.	8,800	112,210
	Meiwa Corp.	18,400	99,870
	Meiwa Estate Co., Ltd.	10,900	61,504
	Melco Holdings, Inc.	2,000	48,160
#	Menicon Co., Ltd.	15,300	685,228
	Mercuria Investment Co., Ltd.	4,800	31,762
	METAWATER Co., Ltd.	4,800	184,691
	Michinoku Bank, Ltd. (The)	15,291	194,138
	Micronics Japan Co., Ltd.	19,200	221,364
	Mie Kotsu Group Holdings, Inc.	47,700	258,940
	Mikuni Corp.	22,800	68,492
	Milbon Co., Ltd.	9,504	531,846
	Mimaki Engineering Co., Ltd.	14,100	64,466
	Mimasu Semiconductor Industry Co., Ltd.	14,900	314,359
	Minebea Mitsumi, Inc.	54,639	1,061,417
	Ministop Co., Ltd.	12,900	182,084
	Miraca Holdings, Inc.	36,100	948,820
	Miraial Co., Ltd.	3,700	42,452
	Mirait Holdings Corp.	42,510	634,847
	Miroku Jyoho Service Co., Ltd.	8,100	223,584
	MISUMI Group, Inc.	15,900	394,532
	Mitani Corp.	8,400	468,188

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitani Sangyo Co., Ltd.	14,200	$46,420
	Mitani Sekisan Co., Ltd.	5,400	191,038
	Mito Securities Co., Ltd.	52,500	107,912
	Mitsuba Corp.	54,401	319,123
	Mitsubishi Chemical Holdings Corp.	377,580	2,728,760
	Mitsubishi Corp.	101,500	2,602,015
	Mitsubishi Electric Corp.	79,000	1,095,347
	Mitsubishi Estate Co., Ltd.	40,200	787,295
	Mitsubishi Gas Chemical Co., Inc.	73,894	1,118,758
	Mitsubishi Heavy Industries, Ltd.	33,100	1,207,401
	Mitsubishi Kakoki Kaisha, Ltd.	5,600	94,132
	Mitsubishi Logisnext Co., Ltd.	29,000	436,782
	Mitsubishi Logistics Corp.	23,299	590,295
	Mitsubishi Materials Corp.	50,280	1,264,577
	Mitsubishi Motors Corp.	242,000	901,627
	Mitsubishi Paper Mills, Ltd.	27,200	112,949
	Mitsubishi Pencil Co., Ltd.	4,550	66,514
	Mitsubishi Research Institute, Inc.	4,900	192,286
	Mitsubishi Shokuhin Co., Ltd.	10,100	291,681
	Mitsubishi Steel Manufacturing Co., Ltd.	9,700	88,323
	Mitsubishi UFJ Financial Group, Inc.	922,300	4,735,657
	Mitsubishi UFJ Lease & Finance Co., Ltd.	265,300	1,661,733
	Mitsuboshi Belting, Ltd.	15,500	264,451
	Mitsui & Co., Ltd., Sponsored ADR	106	37,329
	Mitsui & Co., Ltd.	118,200	2,102,259
	Mitsui Chemicals, Inc.	101,800	2,235,654
*	Mitsui E&S Holdings Co., Ltd.	51,200	427,583
	Mitsui Fudosan Co., Ltd.	25,600	678,029
	Mitsui High-Tec, Inc.	18,300	272,486
	Mitsui Matsushima Holdings Co., Ltd.	9,400	98,800
	Mitsui Mining & Smelting Co., Ltd.	69,200	1,630,609
	Mitsui OSK Lines, Ltd.	70,200	1,687,949
	Mitsui Sugar Co., Ltd.	12,300	240,982
	Mitsui-Soko Holdings Co., Ltd.	21,700	354,560
	Mitsuuroko Group Holdings Co., Ltd.	28,700	291,357
	Miura Co., Ltd.	1,900	65,812
	Mixi, Inc.	34,600	608,384
	Miyaji Engineering Group, Inc.	4,500	81,542
	Miyazaki Bank, Ltd. (The)	13,000	291,225
	Miyoshi Oil & Fat Co., Ltd.	7,500	81,055
	Mizuho Financial Group, Inc.	1,843,560	2,733,871
	Mizuho Leasing Co., Ltd.	27,400	816,851
	Mizuno Corp.	13,700	330,250
	Mochida Pharmaceutical Co., Ltd.	3,500	131,022
	Modec, Inc.	9,700	213,978
	Molitec Steel Co., Ltd.	11,400	37,179
#	Monex Group, Inc.	138,200	328,762
	Money Partners Group Co., Ltd.	13,100	28,353
	Monogatari Corp. (The)	2,700	216,833
#	MonotaRO Co., Ltd.	17,000	407,791
	MORESCO Corp.	7,100	91,526
	Morinaga & Co., Ltd.	9,200	441,636
	Morinaga Milk Industry Co., Ltd.	28,800	1,101,317
	Morita Holdings Corp.	19,700	309,499
	Morito Co., Ltd.	16,800	121,410
#	Morozoff, Ltd.	1,900	88,588
	Mory Industries, Inc.	4,800	114,021
	MrMax Holdings, Ltd.	20,900	88,692
	MS&AD Insurance Group Holdings, Inc.	35,782	1,188,416

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MTI, Ltd.	18,500	$116,506
	Mugen Estate Co., Ltd.	12,100	77,166
	Murakami Corp.	3,000	77,006
	Murata Manufacturing Co., Ltd.	10,600	600,117
	Musashi Seimitsu Industry Co., Ltd.	52,600	614,403
	Musashino Bank, Ltd. (The)	19,100	299,430
	Mutoh Holdings Co., Ltd.	1,900	29,789
	N Field Co., Ltd.	5,200	28,612
	Nabtesco Corp.	9,300	266,489
	NAC Co., Ltd.	7,600	78,344
	Nachi-Fujikoshi Corp.	14,300	525,298
	Nadex Co., Ltd.	4,800	39,910
	Nafco Co., Ltd.	500	6,430
#	Nagano Bank, Ltd. (The)	7,500	104,993
	Nagano Keiki Co., Ltd.	11,300	93,428
	Nagase & Co., Ltd.	50,000	687,882
	Nagatanien Holdings Co., Ltd.	8,400	165,993
#	Nagawa Co., Ltd.	700	43,991
	Nagoya Railroad Co., Ltd.	5,600	164,294
	Nakabayashi Co., Ltd.	16,400	93,195
	Nakamuraya Co., Ltd.	3,708	137,881
	Nakanishi, Inc.	10,800	192,654
	Nakano Corp.	13,000	57,843
	Nakayama Steel Works, Ltd.	17,200	77,393
	Nakayamafuku Co., Ltd.	7,600	37,398
	Nakayo, Inc.	1,800	27,236
	Namura Shipbuilding Co., Ltd.	38,900	86,124
	Nankai Electric Railway Co., Ltd.	7,400	191,008
	Nanto Bank, Ltd. (The)	25,400	601,249
	Narasaki Sangyo Co., Ltd.	2,400	45,179
	Natori Co., Ltd.	4,100	63,149
	NEC Capital Solutions, Ltd.	7,900	179,591
	NEC Corp.	15,500	689,957
	NEC Networks & System Integration Corp.	8,800	328,912
	NET One Systems Co., Ltd.	14,100	232,476
	Neturen Co., Ltd.	26,000	200,693
*	New Japan Chemical Co., Ltd.	25,700	46,444
*	Nexon Co., Ltd.	5,800	78,549
#	Nexyz Group Corp.	4,000	61,988
#	NF Corp.	2,400	53,205
	NGK Insulators, Ltd.	22,600	378,927
	NGK Spark Plug Co., Ltd.	20,000	351,428
	NH Foods, Ltd.	3,900	171,199
	NHK Spring Co., Ltd.	127,300	1,024,954
	Nicca Chemical Co., Ltd.	4,600	37,057
#*	Nice Holdings, Inc.	5,300	61,803
	Nichia Steel Works, Ltd.	31,900	98,421
	Nichias Corp.	43,200	1,029,695
	Nichiban Co., Ltd.	6,000	94,479
	Nichicon Corp.	33,700	304,477
	Nichiden Corp.	10,900	203,824
	Nichiha Corp.	19,500	468,700
	NichiiGakkan Co., Ltd.	26,700	368,522
	Nichi-iko Pharmaceutical Co., Ltd.	38,200	449,023
	Nichimo Co., Ltd.	1,300	23,215
	Nichirei Corp.	35,300	853,353
	Nichireki Co., Ltd.	22,300	272,067
	Nichirin Co., Ltd.	7,920	140,942
	Nifco, Inc.	21,400	560,795

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Chouzai Co., Ltd.	6,440	$226,517
*	Nihon Dempa Kogyo Co., Ltd.	13,900	62,083
	Nihon Dengi Co., Ltd.	2,200	71,224
	Nihon Denkei Co., Ltd.	4,100	47,881
	Nihon Flush Co., Ltd.	5,600	136,506
#	Nihon House Holdings Co., Ltd.	31,500	133,798
#	Nihon Kagaku Sangyo Co., Ltd.	11,400	105,093
	Nihon Kohden Corp.	8,300	243,260
	Nihon M&A Center, Inc.	21,500	615,059
#	Nihon Nohyaku Co., Ltd.	27,800	141,639
	Nihon Parkerizing Co., Ltd.	34,300	355,742
	Nihon Plast Co., Ltd.	14,500	88,857
	Nihon Tokushu Toryo Co., Ltd.	12,000	141,602
	Nihon Unisys, Ltd.	16,300	497,064
	Nihon Yamamura Glass Co., Ltd.	7,900	87,861
	Nikkato Corp.	5,800	36,962
	Nikkiso Co., Ltd.	43,800	544,434
	Nikko Co., Ltd.	19,000	140,027
	Nikkon Holdings Co., Ltd.	51,200	1,181,313
	Nikon Corp.	102,900	1,242,516
#	Nippi, Inc.	1,599	61,571
	Nippo Corp.	26,200	642,801
	Nippon Air Conditioning Services Co., Ltd.	16,100	115,579
	Nippon Beet Sugar Manufacturing Co., Ltd.	11,100	191,513
	Nippon Carbide Industries Co., Inc.	6,100	75,772
#	Nippon Carbon Co., Ltd.	4,300	146,116
#	Nippon Chemical Industrial Co., Ltd.	5,900	171,643
	Nippon Chemi-Con Corp.	12,500	188,932
	Nippon Chemiphar Co., Ltd.	1,600	43,792
	Nippon Coke & Engineering Co., Ltd.	119,300	86,170
	Nippon Commercial Development Co., Ltd.	7,400	114,964
	Nippon Concrete Industries Co., Ltd.	32,000	80,780
#*	Nippon Denko Co., Ltd.	80,065	117,283
	Nippon Densetsu Kogyo Co., Ltd.	22,800	481,976
	Nippon Electric Glass Co., Ltd.	33,300	643,291
	Nippon Express Co., Ltd.	24,300	1,266,249
	Nippon Filcon Co., Ltd.	6,700	32,711
	Nippon Fine Chemical Co., Ltd.	11,800	155,728
	Nippon Flour Mills Co., Ltd.	34,400	518,903
	Nippon Gas Co., Ltd.	21,200	670,396
	Nippon Hume Corp.	16,700	124,920
	Nippon Kanzai Co., Ltd.	4,800	85,450
	Nippon Kayaku Co., Ltd.	39,900	467,875
	Nippon Kinzoku Co., Ltd.	4,900	37,230
#	Nippon Kodoshi Corp.	5,300	63,778
	Nippon Koei Co., Ltd.	9,700	319,415
	Nippon Koshuha Steel Co., Ltd.	6,600	25,980
	Nippon Light Metal Holdings Co., Ltd.	658,000	1,255,494
	Nippon Paint Holdings Co., Ltd.	5,000	239,006
	Nippon Paper Industries Co., Ltd.	78,124	1,271,382
#	Nippon Parking Development Co., Ltd., Class C	100,000	131,597
	Nippon Pillar Packing Co., Ltd.	12,400	164,858
	Nippon Piston Ring Co., Ltd.	5,800	77,655
	Nippon Road Co., Ltd. (The)	5,100	346,053
	Nippon Seiki Co., Ltd.	33,900	498,023
	Nippon Seisen Co., Ltd.	2,400	81,403
*	Nippon Sharyo, Ltd.	6,500	176,959
	Nippon Sheet Glass Co., Ltd.	103,500	558,637
	Nippon Shokubai Co., Ltd.	11,500	674,258

International Vector Equity Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Nippon Signal Co., Ltd.	24,700	$311,470
Nippon Soda Co., Ltd.	17,200	462,862
Nippon Steel Corp.	99,750	1,384,084
Nippon Steel Trading Corp.	15,000	678,851
Nippon Suisan Kaisha, Ltd.	277,600	1,513,861
Nippon Systemware Co., Ltd.	6,100	136,035
Nippon Thompson Co., Ltd.	48,800	202,896
Nippon Yakin Kogyo Co., Ltd.	13,300	252,795
Nippon Yusen K.K.	115,622	1,841,151
Nipro Corp.	101,800	1,159,011
Nishikawa Rubber Co., Ltd.	1,400	22,976
Nishimatsu Construction Co., Ltd.	37,300	827,311
Nishimatsuya Chain Co., Ltd.	23,000	196,726
Nishimoto Co., Ltd.	2,400	80,288
Nishi-Nippon Financial Holdings, Inc.	87,700	578,260
Nishi-Nippon Railroad Co., Ltd.	13,600	314,302
Nishio Rent All Co., Ltd.	21,400	574,975
Nissan Chemical Corp.	10,400	429,769
Nissan Motor Co., Ltd.	297,700	1,615,408
Nissan Shatai Co., Ltd.	40,000	379,751
Nissan Tokyo Sales Holdings Co., Ltd.	18,900	47,772
Nissei ASB Machine Co., Ltd.	4,200	141,829
Nissei Plastic Industrial Co., Ltd.	10,100	86,760
Nissha Co., Ltd.	35,000	316,049
Nisshin Group Holdings Co., Ltd.	29,400	146,160
Nisshin Oillio Group, Ltd. (The)	17,000	568,833
Nisshin Seifun Group, Inc.	4,700	80,252
Nisshinbo Holdings, Inc.	145,638	1,252,280
Nissin Corp.	10,300	158,480
Nissin Electric Co., Ltd.	32,600	389,132
Nissin Foods Holdings Co., Ltd.	700	52,541
Nissin Kogyo Co., Ltd.	41,800	845,015
Nissin Sugar Co., Ltd.	12,200	223,232
Nissui Pharmaceutical Co., Ltd.	10,000	124,541
Nitta Corp.	13,600	380,574
Nitta Gelatin, Inc.	12,000	72,251
Nittan Valve Co., Ltd.	20,800	51,696
Nittetsu Mining Co., Ltd.	5,000	203,266
Nitto Boseki Co., Ltd.	10,100	419,054
Nitto Denko Corp.	8,600	478,058
Nitto Fuji Flour Milling Co., Ltd.	1,100	64,449
Nitto Kogyo Corp.	10,100	209,085
Nitto Kohki Co., Ltd.	7,500	161,727
Nitto Seiko Co., Ltd.	27,700	146,501
Nittoc Construction Co., Ltd.	27,600	213,496
NJS Co., Ltd.	5,300	86,880
Noda Corp.	10,400	75,696
Noevir Holdings Co., Ltd.	6,800	309,687
NOF Corp.	13,800	449,220
Nohmi Bosai, Ltd.	8,300	184,338
Nojima Corp.	18,600	366,898
NOK Corp.	35,200	468,815
Nomura Co., Ltd.	32,200	365,691
Nomura Holdings, Inc.	238,500	1,220,978
Nomura Holdings, Inc., Sponsored ADR	13,920	71,549
Nomura Real Estate Holdings, Inc.	40,200	989,965
Noritake Co., Ltd.	6,800	270,317
Noritsu Koki Co., Ltd.	14,300	207,134
Noritz Corp.	21,800	268,625

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	North Pacific Bank, Ltd.	174,300	$349,099
	Nozawa Corp.	8,300	54,550
	NS Solutions Corp.	9,800	287,852
	NS United Kaiun Kaisha, Ltd.	9,900	180,431
	NSD Co., Ltd.	24,280	391,209
	NSK, Ltd.	126,100	1,051,825
	NTN Corp.	448,900	1,189,557
	NTT Data Corp.	21,000	294,991
	NTT DOCOMO, Inc.	49,672	1,411,300
	NuFlare Technology, Inc.	3,100	335,556
	OAK Capital Corp.	40,800	45,362
	Obara Group, Inc.	7,900	250,663
	Obayashi Corp.	234,700	2,573,949
	Obic Co., Ltd.	1,700	231,645
	Odelic Co., Ltd.	3,200	141,472
	Oenon Holdings, Inc.	45,000	157,004
	Ogaki Kyoritsu Bank, Ltd. (The)	25,400	522,888
#	Ohara, Inc.	3,100	33,997
#	Ohashi Technica, Inc.	10,800	153,382
	Ohmoto Gumi Co., Ltd.	700	32,502
	Ohsho Food Service Corp.	4,700	282,020
	OIE Sangyo Co., Ltd.	1,187	14,562
	Oiles Corp.	13,816	192,770
#*	Oisix ra daichi, Inc.	3,200	30,445
	Oita Bank, Ltd. (The)	13,700	317,095
	Oji Holdings Corp.	392,200	1,992,610
	Okabe Co., Ltd.	26,900	211,291
	Okamoto Industries, Inc.	3,700	128,779
#	Okamoto Machine Tool Works, Ltd.	3,700	94,321
	Okamura Corp.	38,000	365,151
	Okasan Securities Group, Inc.	101,400	355,569
	Oki Electric Industry Co., Ltd.	67,700	842,880
	Okinawa Cellular Telephone Co.	6,400	257,313
	Okinawa Electric Power Co., Inc. (The)	10,621	195,642
	OKK Corp.	6,300	35,636
	OKUMA Corp.	14,000	637,873
	Okumura Corp.	14,900	393,902
	Okura Industrial Co., Ltd.	6,200	99,249
	Okuwa Co., Ltd.	20,900	280,609
#	Olympic Group Corp.	7,700	42,775
	Omron Corp.	7,500	429,487
	Ono Pharmaceutical Co., Ltd.	5,100	117,437
	ONO Sokki Co., Ltd.	8,300	44,908
	Onoken Co., Ltd.	12,200	150,413
	Onward Holdings Co., Ltd.	65,500	376,251
	Ootoya Holdings Co., Ltd.	2,200	47,851
	Open House Co., Ltd.	19,600	521,034
	Optex Group Co., Ltd.	11,800	155,270
	Oracle Corp.	1,000	86,558
	Organo Corp.	5,500	344,533
	Orient Corp.	246,500	378,794
	Origin Co., Ltd.	4,200	59,144
	ORIX Corp.	229,000	3,868,374
	Osaka Organic Chemical Industry, Ltd.	12,000	197,297
	Osaka Soda Co., Ltd.	9,200	244,354
	Osaka Steel Co., Ltd.	9,100	131,266
	OSAKA Titanium Technologies Co., Ltd.	14,900	188,637
	Osaki Electric Co., Ltd.	32,900	188,321
	OSG Corp.	33,900	570,650

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	OSJB Holdings Corp.	101,200	$249,665
	Otsuka Corp.	6,200	241,768
	Otsuka Holdings Co., Ltd.	8,800	390,943
	OUG Holdings, Inc.	2,000	49,515
	Outsourcing, Inc.	55,400	501,488
	Oyo Corp.	17,000	215,523
	Pacific Industrial Co., Ltd.	44,500	530,231
#	Pacific Metals Co., Ltd.	10,699	200,324
	Pack Corp. (The)	8,300	292,202
	PAL GROUP Holdings Co., Ltd.	7,600	223,818
	PALTAC Corp.	6,750	315,849
#	Paltek Corp.	7,400	36,346
	Pan Pacific International Holdings Corp.	18,800	303,371
	Panasonic Corp.	97,723	971,173
	Panasonic Corp., Sponsored ADR	26,580	265,003
#	Paraca, Inc.	3,600	67,513
	Paramount Bed Holdings Co., Ltd.	11,000	455,358
	Parco Co., Ltd.	9,306	156,695
	Paris Miki Holdings, Inc.	24,000	75,935
	Park24 Co., Ltd.	9,100	228,526
	Parker Corp.	8,500	44,821
*	Pasco Corp.	2,600	48,139
#	Pasona Group, Inc.	16,500	208,790
	PC Depot Corp.	14,800	79,368
	Pegasus Sewing Machine Manufacturing Co., Ltd.	14,400	62,766
	Penta-Ocean Construction Co., Ltd.	190,300	1,123,978
*	PeptiDream, Inc.	3,400	160,948
	Persol Holdings Co., Ltd.	8,000	143,025
	PIA Corp.	2,600	103,272
	Pigeon Corp.	8,400	296,454
	Pilot Corp.	12,400	484,088
	Piolax, Inc.	23,700	419,162
	Plant Co., Ltd.	1,500	7,956
	Plenus Co., Ltd.	9,700	176,591
	Pola Orbis Holdings, Inc.	4,800	103,991
	Poletowin Pitcrew Holdings, Inc.	15,200	125,457
	Press Kogyo Co., Ltd.	94,800	312,058
	Pressance Corp.	32,400	360,743
	Prestige International, Inc.	29,400	266,489
	Prima Meat Packers, Ltd.	24,200	534,913
	Pronexus, Inc.	7,400	80,775
*	Prospect Co., Ltd.	441,000	126,441
	Proto Corp.	17,200	215,939
	PS Mitsubishi Construction Co., Ltd.	23,600	153,753
	Punch Industry Co., Ltd.	15,000	64,854
	Qol Holdings Co., Ltd.	20,500	268,377
	Quick Co., Ltd.	5,300	72,965
	Raito Kogyo Co., Ltd.	33,800	473,516
	Raiznext Corp.	28,300	328,292
*	Rakuten, Inc.	28,000	216,005
	Rasa Corp.	5,700	50,543
	Rasa Industries, Ltd.	6,400	83,239
	Raysum Co., Ltd.	15,000	133,749
	Relia, Inc.	16,900	225,486
	Relo Group, Inc.	24,300	648,904
	Renaissance, Inc.	6,300	99,567
	Rengo Co., Ltd.	196,300	1,375,484
*	Renown, Inc.	44,300	43,186
	Resona Holdings, Inc.	308,400	1,271,794

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Resorttrust, Inc.	41,500	$651,233
	Restar Holdings Corp.	13,400	226,477
	Retail Partners Co., Ltd.	6,000	44,934
	Rheon Automatic Machinery Co., Ltd.	10,300	138,481
	Rhythm Watch Co., Ltd.	5,400	43,833
#	Riberesute Corp.	7,200	59,122
	Ricoh Co., Ltd.	209,900	2,381,618
	Ricoh Leasing Co., Ltd.	15,900	594,000
	Ride On Express Holdings Co., Ltd.	4,500	75,624
#	Right On Co., Ltd.	9,100	49,493
	Riken Corp.	7,800	251,296
	Riken Keiki Co., Ltd.	7,500	145,600
	Riken Technos Corp.	35,100	156,047
	Riken Vitamin Co., Ltd.	5,700	204,769
#	Ringer Hut Co., Ltd.	10,500	236,960
	Rinnai Corp.	5,800	413,435
	Rion Co., Ltd.	5,800	168,999
	Riso Kagaku Corp.	12,900	219,941
	Riso Kyoiku Co., Ltd.	55,800	184,426
	Rock Field Co., Ltd.	9,100	119,830
	Rohm Co., Ltd.	2,800	201,419
	Rohto Pharmaceutical Co., Ltd.	9,400	260,199
	Rokko Butter Co., Ltd.	8,600	128,084
	Roland DG Corp.	11,100	200,722
	Rorze Corp.	9,300	342,628
	Round One Corp.	53,500	498,389
#	Royal Holdings Co., Ltd.	11,900	260,118
	RS Technologies Co., Ltd.	1,800	46,117
	Ryobi, Ltd.	23,700	383,843
	Ryoden Corp.	12,500	187,813
#	Ryohin Keikaku Co., Ltd.	15,000	250,779
	Ryosan Co., Ltd.	13,300	307,595
	Ryoyo Electro Corp.	12,700	215,050
	S Foods, Inc.	8,400	201,996
	S&B Foods, Inc.	2,600	100,545
	Sac's Bar Holdings, Inc.	18,250	143,015
	Saibu Gas Co., Ltd.	7,200	154,293
	Saizeriya Co., Ltd.	13,100	286,624
	Sakai Chemical Industry Co., Ltd.	10,500	213,297
	Sakai Heavy Industries, Ltd.	3,400	83,506
	Sakai Moving Service Co., Ltd.	5,000	278,511
	Sakai Ovex Co., Ltd.	4,500	73,899
	Sakata INX Corp.	29,200	304,760
#	Sala Corp.	44,000	246,582
	SAMTY Co., Ltd.	16,000	271,260
	San Holdings, Inc.	8,400	107,405
	San ju San Financial Group, Inc.	14,260	205,591
	San-A Co., Ltd.	9,600	392,558
	San-Ai Oil Co., Ltd.	51,200	511,084
*	Sanden Holdings Corp.	15,600	93,087
	Sanei Architecture Planning Co., Ltd.	9,400	128,584
	Sangetsu Corp.	16,400	289,435
	San-In Godo Bank, Ltd. (The)	103,800	569,264
*	Sanix, Inc.	10,700	32,566
	Sanken Electric Co., Ltd.	26,500	668,299
	Sanki Engineering Co., Ltd.	30,000	407,750
#	Sanko Gosei, Ltd.	22,300	71,742
	Sanko Metal Industrial Co., Ltd.	1,700	40,656
	Sankyo Co., Ltd.	9,200	309,085

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Frontier Co., Ltd.	1,300	$49,201
	Sankyo Seiko Co., Ltd.	35,800	193,083
	Sankyo Tateyama, Inc.	19,600	255,093
	Sankyu, Inc.	21,600	1,065,011
#	Sanoh Industrial Co., Ltd.	35,200	330,208
	Sanoyas Holdings Corp.	14,700	23,354
#	Sansei Technologies, Inc.	6,200	48,068
#	Sansha Electric Manufacturing Co., Ltd.	10,000	72,068
	Sanshin Electronics Co., Ltd.	15,500	238,458
	Santen Pharmaceutical Co., Ltd.	8,500	158,530
	Sanwa Holdings Corp.	53,000	557,511
	Sanyo Chemical Industries, Ltd.	11,500	538,324
	Sanyo Denki Co., Ltd.	6,500	316,429
	Sanyo Electric Railway Co., Ltd.	4,400	85,029
#	Sanyo Engineering & Construction, Inc.	4,000	28,224
	Sanyo Shokai, Ltd.	9,037	102,708
	Sanyo Special Steel Co., Ltd.	16,400	222,290
	Sanyo Trading Co., Ltd.	19,200	239,435
#	Sapporo Holdings, Ltd.	53,500	1,293,543
	Sata Construction Co., Ltd.	11,300	44,204
	Sato Holdings Corp.	12,700	360,832
	Sato Shoji Corp.	13,300	116,124
#	Satori Electric Co., Ltd.	10,200	80,635
	Sawada Holdings Co., Ltd.	21,400	187,380
	Sawai Pharmaceutical Co., Ltd.	14,800	961,786
	Saxa Holdings, Inc.	4,800	89,250
	SB Technology Corp.	4,600	100,687
	SBI Holdings, Inc.	27,350	633,990
	SBS Holdings, Inc.	18,600	309,286
	Scala, Inc.	13,400	88,690
	SCREEN Holdings Co., Ltd.	7,700	399,926
	Scroll Corp.	25,900	83,159
	SCSK Corp.	1,655	88,702
#	SEC Carbon, Ltd.	1,100	83,983
	Secom Co., Ltd.	4,900	429,988
	Secom Joshinetsu Co., Ltd.	1,260	46,350
	Sega Sammy Holdings, Inc.	29,300	398,985
	Seibu Holdings, Inc.	33,300	519,066
	Seika Corp.	7,000	81,933
	Seikagaku Corp.	31,000	329,025
	Seikitokyu Kogyo Co., Ltd.	26,000	217,942
	Seiko Epson Corp.	38,900	568,802
	Seiko Holdings Corp.	28,700	699,604
	Seiko PMC Corp.	4,600	39,148
	Seino Holdings Co., Ltd.	64,800	828,285
	Seiren Co., Ltd.	31,600	403,391
	Sekisui Chemical Co., Ltd.	50,500	841,099
	Sekisui House, Ltd.	39,640	852,345
	Sekisui Jushi Corp.	16,800	367,619
	Sekisui Plastics Co., Ltd.	18,900	133,037
	Senko Group Holdings Co., Ltd.	81,900	654,808
	Senshu Electric Co., Ltd.	6,700	184,344
	Senshu Ikeda Holdings, Inc.	177,740	324,491
	Senshukai Co., Ltd.	24,700	103,590
	Seria Co., Ltd.	11,600	319,223
	Seven & I Holdings Co., Ltd.	42,500	1,629,591
	Seven Bank, Ltd.	96,300	287,991
#	SFP Holdings Co., Ltd.	6,700	137,338
	Sharp Corp.	12,700	172,277

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shibaura Electronics Co., Ltd.	6,000	$157,269
	Shibaura Mechatronics Corp.	3,300	111,577
	Shibusawa Warehouse Co., Ltd. (The)	9,500	182,866
	Shibuya Corp.	8,100	224,836
*	Shidax Corp.	6,800	20,611
#	Shiga Bank, Ltd. (The)	28,622	687,102
#	Shikibo, Ltd.	9,100	127,618
	Shikoku Bank, Ltd. (The)	28,200	246,615
	Shikoku Chemicals Corp.	20,800	227,865
	Shikoku Electric Power Co., Inc.	21,700	184,028
	Shima Seiki Manufacturing, Ltd.	18,900	364,575
	Shimachu Co., Ltd.	28,800	822,077
	Shimadzu Corp.	10,800	303,101
#	Shimamura Co., Ltd.	9,900	743,819
#	Shimane Bank, Ltd. (The)	2,600	14,875
	Shimizu Bank, Ltd. (The)	18,700	349,473
	Shimizu Corp.	136,200	1,396,980
	Shimojima Co., Ltd.	3,900	40,314
	Shin Nippon Air Technologies Co., Ltd.	9,800	184,962
	Shin Nippon Biomedical Laboratories, Ltd.	9,900	54,960
	Shinagawa Refractories Co., Ltd.	4,300	117,012
	Shindengen Electric Manufacturing Co., Ltd.	7,300	222,484
	Shin-Etsu Chemical Co., Ltd.	9,900	1,132,200
	Shin-Etsu Polymer Co., Ltd.	44,700	379,887
	Shinko Electric Industries Co., Ltd.	50,100	588,082
	Shinko Shoji Co., Ltd.	28,400	217,169
	Shinmaywa Industries, Ltd.	22,800	296,282
	Shinnihon Corp.	20,800	173,156
	Shinoken Group Co., Ltd.	21,800	242,662
	Shinsei Bank, Ltd.	73,700	1,128,436
	Shinsho Corp.	4,800	114,010
	Shinwa Co., Ltd.	5,300	106,570
#	Shionogi & Co., Ltd.	5,900	350,897
	Ship Healthcare Holdings, Inc.	14,200	636,680
	Shizuki Electric Co., Inc.	12,600	71,040
	Shizuoka Bank, Ltd. (The)	77,300	542,674
	Shizuoka Gas Co., Ltd.	50,400	405,621
*	Shobunsha Publications, Inc.	10,700	37,442
#	Shoei Co., Ltd.	6,500	295,615
	Shoei Foods Corp.	6,600	221,296
	Shofu, Inc.	8,700	145,203
*	Shoko Co., Ltd.	4,400	28,212
#	Showa Aircraft Industry Co., Ltd.	3,922	98,228
	Showa Corp.	55,900	1,153,616
	Showa Denko K.K.	104,900	2,508,438
	Showa Sangyo Co., Ltd.	12,300	338,941
	Sigma Koki Co., Ltd.	3,400	43,335
	SIGMAXYZ, Inc.	1,600	28,659
	Siix Corp.	22,700	263,361
	Sinanen Holdings Co., Ltd.	6,400	119,282
	Sinfonia Technology Co., Ltd.	19,800	221,074
	Sinko Industries, Ltd.	12,400	192,567
	Sintokogio, Ltd.	28,900	246,582
	SK-Electronics Co., Ltd.	7,500	125,373
	SKY Perfect JSAT Holdings, Inc.	114,700	493,395
	Skylark Holdings Co., Ltd.	28,800	527,449
	SMC Corp.	400	172,668
	SMK Corp.	3,400	96,865
	SMS Co., Ltd.	17,200	426,017

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SNT Corp.	33,600	$139,033
	Sodick Co., Ltd.	45,500	353,496
	Soft99 Corp.	6,500	61,425
	SoftBank Group Corp.	79,600	3,213,815
	Softbrain Co., Ltd.	10,100	50,915
	Software Service, Inc.	1,300	119,104
	Sogo Medical Holdings Co., Ltd.	16,400	308,200
	Sohgo Security Services Co., Ltd.	7,000	363,308
	Sojitz Corp.	530,500	1,669,797
	Soken Chemical & Engineering Co., Ltd.	6,500	77,658
	Sompo Holdings, Inc.	27,550	1,029,373
	Sony Corp.	26,100	1,825,091
#	Sony Corp., Sponsored ADR	54,920	3,854,286
	Sony Financial Holdings, Inc.	5,200	119,726
	Sotetsu Holdings, Inc.	6,000	160,352
	Sotoh Co., Ltd.	4,900	43,865
#	Sourcenext Corp.	32,400	145,043
	Space Co., Ltd.	9,300	103,599
	Space Value Holdings Co., Ltd.	26,400	132,164
#	Sparx Group Co., Ltd.	70,200	168,808
	SPK Corp.	2,182	51,826
	S-Pool, Inc.	6,700	47,505
	Square Enix Holdings Co., Ltd.	3,900	191,449
	SRA Holdings	7,400	171,986
	ST Corp.	3,600	54,383
	St Marc Holdings Co., Ltd.	14,000	292,926
	Stanley Electric Co., Ltd.	18,300	471,317
	Star Mica Holdings Co., Ltd.	2,800	42,143
	Star Micronics Co., Ltd.	24,600	314,528
	Starts Corp., Inc.	21,500	519,157
	Starzen Co., Ltd.	5,400	213,112
	St-Care Holding Corp.	2,700	11,722
	Stella Chemifa Corp.	8,600	236,699
	Step Co., Ltd.	5,900	87,345
	Strike Co., Ltd.	2,400	102,332
	Studio Alice Co., Ltd.	8,400	148,327
	Subaru Corp.	31,400	785,392
	Subaru Enterprise Co., Ltd.	1,200	104,411
	Sugi Holdings Co., Ltd.	2,200	110,225
	Sugimoto & Co., Ltd.	7,500	133,392
#	SUMCO Corp.	99,700	1,524,547
	Sumida Corp.	29,300	286,239
#	Suminoe Textile Co., Ltd.	4,300	100,382
#	Sumiseki Holdings, Inc.	38,800	48,083
	Sumitomo Bakelite Co., Ltd.	16,400	589,487
	Sumitomo Chemical Co., Ltd.	726,600	3,087,467
	Sumitomo Corp.	90,000	1,338,720
	Sumitomo Dainippon Pharma Co., Ltd.	10,000	171,663
	Sumitomo Densetsu Co., Ltd.	12,900	310,597
	Sumitomo Electric Industries, Ltd.	227,800	3,036,944
	Sumitomo Forestry Co., Ltd.	75,100	1,042,843
	Sumitomo Heavy Industries, Ltd.	69,900	1,831,162
	Sumitomo Metal Mining Co., Ltd.	39,300	1,117,317
	Sumitomo Mitsui Construction Co., Ltd.	175,360	986,307
	Sumitomo Mitsui Financial Group, Inc.	91,141	3,204,462
	Sumitomo Mitsui Trust Holdings, Inc.	24,200	892,252
	Sumitomo Osaka Cement Co., Ltd.	30,500	1,240,018
*	Sumitomo Precision Products Co., Ltd.	3,700	108,428
	Sumitomo Realty & Development Co., Ltd.	10,500	386,563

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Riko Co., Ltd.	33,100	$259,814
	Sumitomo Rubber Industries, Ltd.	136,553	1,500,346
	Sumitomo Seika Chemicals Co., Ltd.	9,500	270,647
	Sumitomo Warehouse Co., Ltd. (The)	41,500	537,673
	Sun A Kaken Co., Ltd.	2,300	11,188
	Sun Frontier Fudousan Co., Ltd.	33,800	377,445
	Suncall Corp.	17,300	84,390
	Sundrug Co., Ltd.	3,200	108,442
	Suntory Beverage & Food, Ltd.	3,300	139,716
	Sun-Wa Technos Corp.	8,900	79,831
#*	Suruga Bank, Ltd.	14,400	56,724
	Suzuken Co., Ltd.	2,560	98,150
	Suzuki Co., Ltd.	7,300	49,971
	Suzuki Motor Corp.	20,500	937,993
	SWCC Showa Holdings Co., Ltd.	77,200	958,016
	Systena Corp.	33,600	563,743
	T Hasegawa Co., Ltd.	20,900	428,727
	T RAD Co., Ltd.	5,900	98,773
	T&D Holdings, Inc.	95,000	1,012,633
	T&K Toka Co., Ltd.	17,100	153,977
	Tachibana Eletech Co., Ltd.	14,420	235,319
#	Tachikawa Corp.	11,300	127,425
	Tachi-S Co., Ltd.	22,100	257,370
	Tadano, Ltd.	63,300	533,670
	Taihei Dengyo Kaisha, Ltd.	12,100	252,157
	Taiheiyo Cement Corp.	76,867	2,068,877
	Taiheiyo Kouhatsu, Inc.	6,300	45,108
	Taiho Kogyo Co., Ltd.	16,200	106,959
	Taikisha, Ltd.	9,000	307,752
	Taiko Bank, Ltd. (The)	5,600	83,938
	Taisei Corp.	28,100	1,121,857
	Taisei Lamick Co., Ltd.	4,500	116,317
	Taisho Pharmaceutical Holdings Co., Ltd.	3,500	247,261
	Taiyo Holdings Co., Ltd.	6,300	266,501
	Taiyo Nippon Sanso Corp.	25,000	547,973
#	Taiyo Yuden Co., Ltd.	46,700	1,346,590
	Takachiho Koheki Co., Ltd.	5,500	58,089
	Takamatsu Construction Group Co., Ltd.	7,700	185,878
	Takamatsu Machinery Co., Ltd.	4,100	31,677
	Takamiya Co., Ltd.	15,500	90,537
#	Takano Co., Ltd.	4,800	34,889
	Takaoka Toko Co., Ltd.	8,664	89,213
	Takara Bio, Inc.	2,400	44,743
	Takara Leben Co., Ltd.	94,700	421,924
	Takara Printing Co., Ltd.	1,400	21,939
	Takara Standard Co., Ltd.	24,000	411,744
	Takasago International Corp.	9,600	207,149
	Takasago Thermal Engineering Co., Ltd.	15,400	267,438
	Takashima & Co., Ltd.	2,600	46,306
#	Takashimaya Co., Ltd.	90,700	969,794
	Take And Give Needs Co., Ltd.	10,270	95,541
	TAKEBISHI Corp.	5,800	78,718
#*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	17,126	329,327
	Takeda Pharmaceutical Co., Ltd.	32,752	1,257,788
	Takeei Corp.	20,900	204,913
#	Takemoto Yohki Co., Ltd.	6,200	49,428
	Takeuchi Manufacturing Co., Ltd.	25,500	430,310
	Takihyo Co., Ltd.	3,400	59,017
	Takisawa Machine Tool Co., Ltd.	5,000	61,334

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takuma Co., Ltd.	26,800	$292,183
	Tama Home Co., Ltd.	14,600	171,754
	Tamron Co., Ltd.	13,100	278,230
	Tamura Corp.	49,100	286,767
	Tanabe Engineering Corp.	3,100	25,994
	Tanseisha Co., Ltd.	15,850	178,163
	Tatsuta Electric Wire and Cable Co., Ltd.	31,000	163,240
	Tayca Corp.	11,500	198,265
#	Tazmo Co., Ltd.	3,400	37,166
	Tbk Co., Ltd.	14,600	62,094
	TDC Soft, Inc.	9,500	84,861
	TDK Corp.	7,700	815,241
	TechMatrix Corp.	7,600	181,037
	Techno Medica Co., Ltd.	1,800	34,295
	Techno Ryowa, Ltd.	7,000	57,832
	Techno Smart Corp.	8,600	72,486
	TechnoPro Holdings, Inc.	8,100	536,354
	Tecnos Japan, Inc.	7,800	33,647
	Teijin, Ltd.	112,500	2,011,365
	Teikoku Electric Manufacturing Co., Ltd.	4,200	52,588
	Teikoku Sen-I Co., Ltd.	8,100	181,883
	Teikoku Tsushin Kogyo Co., Ltd.	5,200	58,895
	Tekken Corp.	9,100	230,298
	Tenma Corp.	14,000	251,627
	Tenox Corp.	2,700	22,839
	Tenpos Holdings Co., Ltd.	2,200	49,446
	Teraoka Seisakusho Co., Ltd.	8,000	36,645
	T-Gaia Corp.	8,700	213,949
	THK Co., Ltd.	49,300	1,229,095
	Tigers Polymer Corp.	8,200	42,869
	TIS, Inc.	11,000	660,839
	TKC Corp.	5,900	292,119
	Toa Corp.	19,100	196,692
	Toa Corp.	12,300	175,082
	Toa Oil Co., Ltd.	7,300	151,053
	TOA ROAD Corp.	4,400	138,018
	Toabo Corp.	3,800	19,390
	Toagosei Co., Ltd.	77,600	867,617
	Tobishima Corp.	18,650	235,972
	TOC Co., Ltd.	31,700	254,604
	Tocalo Co., Ltd.	57,300	570,803
	Tochigi Bank, Ltd. (The)	144,800	263,477
	Toda Corp.	126,300	810,010
	Toda Kogyo Corp.	3,100	59,835
	Toei Animation Co., Ltd.	3,400	162,932
	Toei Co., Ltd.	1,600	220,948
#	Toell Co., Ltd.	1,700	12,252
	Toenec Corp.	6,900	249,070
	Togami Electric Manufacturing Co., Ltd.	2,000	35,988
	Toho Bank, Ltd. (The)	137,900	316,925
	Toho Co., Ltd.	5,000	82,055
	Toho Gas Co., Ltd.	4,600	177,707
	Toho Holdings Co., Ltd.	37,000	759,856
	Toho Titanium Co., Ltd.	31,400	240,384
	Toho Zinc Co., Ltd.	12,100	207,113
	Tohoku Bank, Ltd. (The)	7,400	69,997
	Tohoku Steel Co., Ltd.	1,900	25,959
	Tohokushinsha Film Corp.	13,600	79,184
	Tohto Suisan Co., Ltd.	2,200	56,272

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tokai Carbon Co., Ltd.	97,200	$878,472
	Tokai Corp.	13,100	316,903
	TOKAI Holdings Corp.	56,600	539,268
	Tokai Lease Co., Ltd.	500	7,580
	Tokai Rika Co., Ltd.	57,600	978,921
	Tokai Tokyo Financial Holdings, Inc.	145,600	433,344
#	Token Corp.	5,320	367,966
	Tokio Marine Holdings, Inc.	25,816	1,401,323
	Tokushu Tokai Paper Co., Ltd.	6,100	222,241
	Tokuyama Corp.	57,400	1,455,719
*	Tokyo Base Co., Ltd.	5,000	23,256
	Tokyo Broadcasting System Holdings, Inc.	12,100	209,275
	Tokyo Century Corp.	13,000	661,303
#	Tokyo Dome Corp.	78,200	733,740
	Tokyo Electron Device, Ltd.	4,500	103,664
	Tokyo Energy & Systems, Inc.	20,900	168,340
	Tokyo Individualized Educational Institute, Inc.	8,200	53,762
	Tokyo Keiki, Inc.	8,400	78,593
	Tokyo Kiraboshi Financial Group, Inc.	19,687	225,520
	Tokyo Ohka Kogyo Co., Ltd.	14,000	580,024
	Tokyo Printing Ink Manufacturing Co., Ltd.	1,100	24,558
	Tokyo Radiator Manufacturing Co., Ltd.	4,000	33,784
#	Tokyo Rakutenchi Co., Ltd.	1,300	71,406
	Tokyo Rope Manufacturing Co., Ltd.	14,000	140,639
	Tokyo Sangyo Co., Ltd.	14,200	82,537
	Tokyo Seimitsu Co., Ltd.	25,000	869,846
	Tokyo Steel Manufacturing Co., Ltd.	47,000	352,116
	Tokyo Tatemono Co., Ltd.	88,800	1,434,777
	Tokyo Tekko Co., Ltd.	7,900	109,245
#	Tokyo Theatres Co., Inc.	5,100	63,456
	Tokyotokeiba Co., Ltd.	6,600	194,001
	Tokyu Construction Co., Ltd.	87,930	613,574
	Tokyu Fudosan Holdings Corp.	225,582	1,590,203
#	Tokyu Recreation Co., Ltd.	1,971	103,065
	Toli Corp.	35,000	94,247
	Tomato Bank, Ltd.	6,200	58,636
	Tomen Devices Corp.	2,100	75,373
	Tomoe Corp.	20,300	77,593
	Tomoe Engineering Co., Ltd.	6,200	123,632
	Tomoegawa Co., Ltd.	3,400	27,747
	Tomoku Co., Ltd.	8,000	135,351
	TOMONY Holdings, Inc.	144,700	480,520
	Tomy Co., Ltd.	71,300	771,177
	Tonami Holdings Co., Ltd.	4,600	209,897
	Topcon Corp.	59,300	816,881
	Toppan Forms Co., Ltd.	31,400	356,302
	Toppan Printing Co., Ltd.	46,700	930,732
	Topre Corp.	38,100	578,295
	Topy Industries, Ltd.	12,700	205,931
	Toray Industries, Inc.	94,800	620,306
	Torex Semiconductor, Ltd.	6,100	83,388
	Toridoll Holdings Corp.	12,600	286,909
#	Torigoe Co., Ltd. (The)	13,900	104,723
	Torii Pharmaceutical Co., Ltd.	10,000	339,397
	Torishima Pump Manufacturing Co., Ltd.	14,500	115,354
	Tosei Corp.	33,300	429,784
	Toshiba Corp.	5,200	166,194
#	Toshiba Machine Co., Ltd.	11,900	363,807
	Toshiba TEC Corp.	16,600	650,037

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tosho Co., Ltd.	7,100	$138,161
	Tosoh Corp.	141,900	2,001,487
	Totetsu Kogyo Co., Ltd.	15,270	444,626
	TOTO, Ltd.	7,499	304,718
	Tottori Bank, Ltd. (The)	5,400	66,118
	Toukei Computer Co., Ltd.	2,100	67,836
	Tow Co., Ltd.	11,700	102,471
	Towa Bank, Ltd. (The)	40,200	293,769
	Towa Corp.	18,000	162,276
	Towa Pharmaceutical Co., Ltd.	21,100	481,805
	Toyo Construction Co., Ltd.	84,800	401,699
	Toyo Corp.	15,300	174,459
	Toyo Denki Seizo K.K.	4,800	65,474
*	Toyo Engineering Corp.	14,999	77,323
#	Toyo Gosei Co., Ltd.	1,000	35,842
	Toyo Ink SC Holdings Co., Ltd.	22,800	508,300
	Toyo Kanetsu K.K.	6,100	121,651
	Toyo Machinery & Metal Co., Ltd.	12,000	56,684
#	Toyo Securities Co., Ltd.	44,000	58,841
	Toyo Seikan Group Holdings, Ltd.	50,700	857,723
	Toyo Sugar Refining Co., Ltd.	800	8,794
	Toyo Tanso Co., Ltd.	8,600	159,934
	Toyo Tire Corp	119,000	1,487,540
	Toyo Wharf & Warehouse Co., Ltd.	3,700	47,923
	Toyobo Co., Ltd.	91,000	1,242,323
	Toyoda Gosei Co., Ltd.	46,400	1,052,750
	Toyota Boshoku Corp.	50,000	721,862
	Toyota Industries Corp.	11,100	600,372
	Toyota Motor Corp., Sponsored ADR	36,827	5,113,061
	Toyota Motor Corp.	76,518	5,320,117
	Toyota Tsusho Corp.	19,800	684,527
	TPR Co., Ltd.	23,900	391,204
	Trancom Co., Ltd.	6,400	454,392
*	Trend Micro, Inc.	4,200	219,452
#	Trinity Industrial Corp.	1,800	15,332
	Trusco Nakayama Corp.	21,700	504,796
	TS Tech Co., Ltd.	29,700	816,226
	TSI Holdings Co., Ltd.	43,705	205,453
	Tsubaki Nakashima Co., Ltd.	19,900	233,116
	Tsubakimoto Chain Co.	24,100	741,625
	Tsubakimoto Kogyo Co., Ltd.	2,900	105,316
*	Tsudakoma Corp.	2,500	24,784
	Tsugami Corp.	40,700	367,516
	Tsukada Global Holdings, Inc.	11,700	61,989
	Tsukamoto Corp. Co., Ltd.	300	3,174
	Tsukishima Kikai Co., Ltd.	22,500	297,453
	Tsukuba Bank, Ltd.	128,100	240,877
	Tsukui Corp.	40,200	209,632
	Tsumura & Co.	10,800	293,330
	Tsuruha Holdings, Inc.	2,200	269,284
	Tsurumi Manufacturing Co., Ltd.	12,300	203,599
	Tsutsumi Jewelry Co., Ltd.	4,900	94,953
	TV Asahi Holdings Corp.	13,900	265,135
	Tv Tokyo Holdings Corp.	11,300	240,731
	TYK Corp.	14,700	41,785
	UACJ Corp.	29,407	599,234
	Ube Industries, Ltd.	77,920	1,563,933
	Uchida Yoko Co., Ltd.	7,000	456,659
	Uchiyama Holdings Co., Ltd.	2,300	10,858

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ueki Corp.	1,800	$40,580
	Ulvac, Inc.	15,200	548,322
#	UMC Electronics Co., Ltd.	6,700	25,280
*	Umenohana Co., Ltd.	1,100	25,593
	Uniden Holdings Corp.	5,400	101,400
	UNIMAT Retirement Community Co., Ltd.	3,400	48,447
	Union Tool Co.	3,200	90,673
	Unipres Corp.	45,600	581,626
	United Arrows, Ltd.	11,000	292,513
	United Super Markets Holdings, Inc.	53,600	478,647
*	Unitika, Ltd.	53,100	208,917
	Universal Entertainment Corp.	9,800	287,366
	Unizo Holdings Co., Ltd.	16,900	859,398
	Urbanet Corp. Co., Ltd.	16,300	53,173
	Ushio, Inc.	68,200	997,904
	USS Co., Ltd.	10,200	185,126
#	UT Group Co., Ltd.	11,700	291,606
	Utoc Corp.	7,500	38,684
#	V Technology Co., Ltd.	5,200	229,709
	Valor Holdings Co., Ltd.	36,500	637,866
	Valqua, Ltd.	13,900	293,861
#	ValueCommerce Co., Ltd.	200	4,654
*	Vector, Inc.	14,400	163,705
	Vertex Corp.	4,660	82,971
#*	VIA Holdings, Inc.	9,200	55,894
	Village Vanguard Co., Ltd.	2,700	24,876
#*	Visionary Holdings Co., Ltd.	7,460	35,503
	Vital KSK Holdings, Inc.	32,000	304,278
	VT Holdings Co., Ltd.	77,300	316,232
	Wacoal Holdings Corp.	28,600	761,282
	Wacom Co., Ltd.	77,400	281,940
	Wakachiku Construction Co., Ltd.	9,500	144,173
	Wakita & Co., Ltd.	26,200	242,356
	Warabeya Nichiyo Holdings Co., Ltd.	10,700	176,448
	Watahan & Co., Ltd.	5,700	98,812
	WATAMI Co., Ltd.	9,300	108,859
	Watts Co., Ltd.	4,600	26,122
	Wavelock Holdings Co., Ltd.	5,600	40,829
	WDB Holdings Co., Ltd.	4,000	97,369
	Weathernews, Inc.	2,800	98,243
	Welcia Holdings Co., Ltd.	7,600	417,344
	West Holdings Corp.	15,900	251,912
	WIN-Partners Co., Ltd.	6,800	71,453
	Wood One Co., Ltd.	5,300	55,672
	World Holdings Co., Ltd.	5,600	84,640
	Wowow, Inc.	5,600	138,775
	Xebio Holdings Co., Ltd.	17,800	189,350
	YAC Holdings Co., Ltd.	6,500	37,473
	Yachiyo Industry Co., Ltd.	5,900	37,131
	Yahagi Construction Co., Ltd.	24,500	186,774
	Yaizu Suisankagaku Industry Co., Ltd.	6,700	63,529
	Yakult Honsha Co., Ltd.	3,900	196,152
#	YAKUODO Holdings Co., Ltd.	5,200	104,145
	YAMABIKO Corp.	22,700	221,641
	Yamada Denki Co., Ltd.	102,908	518,683
	Yamagata Bank, Ltd. (The)	19,999	252,697
	Yamaguchi Financial Group, Inc.	133,700	804,897
	Yamaha Corp.	4,300	219,674
	Yamaha Motor Co., Ltd.	105,500	1,957,829

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Yamaha Motor Robotics Holdings Co., Ltd.	15,200	$68,239
	Yamaichi Electronics Co., Ltd.	19,500	285,456
	Yamanashi Chuo Bank, Ltd. (The)	25,500	230,850
	Yamatane Corp.	6,800	93,510
#	Yamato Corp.	10,100	70,607
#	Yamato Holdings Co., Ltd.	25,800	413,142
	Yamato International, Inc.	10,900	40,825
	Yamato Kogyo Co., Ltd.	25,600	620,206
	Yamaya Corp.	2,600	52,914
	Yamazaki Baking Co., Ltd.	14,400	274,039
	Yamazen Corp.	40,900	378,938
	Yaoko Co., Ltd.	8,900	455,357
	Yashima Denki Co., Ltd.	11,200	92,379
#	Yaskawa Electric Corp.	31,800	1,088,570
	Yasuda Logistics Corp.	15,400	150,026
	Yasunaga Corp.	6,200	65,197
	Yellow Hat, Ltd.	27,000	429,811
	Yodogawa Steel Works, Ltd.	14,600	261,124
	Yokogawa Bridge Holdings Corp.	25,200	472,703
	Yokogawa Electric Corp.	20,200	351,481
	Yokohama Reito Co., Ltd.	35,500	308,881
	Yokohama Rubber Co., Ltd. (The)	87,299	1,483,840
	Yokowo Co., Ltd.	11,600	307,547
	Yomeishu Seizo Co., Ltd.	6,100	110,798
	Yomiuri Land Co., Ltd.	3,000	117,667
	Yondenko Corp.	2,400	63,372
#	Yondoshi Holdings, Inc.	7,000	152,041
	Yorozu Corp.	18,700	245,640
#	Yoshinoya Holdings Co., Ltd.	2,400	54,273
#	Yotai Refractories Co., Ltd.	12,200	77,698
#	Yuasa Funashoku Co., Ltd.	1,500	52,580
	Yuasa Trading Co., Ltd.	14,000	449,170
	Yuken Kogyo Co., Ltd.	2,300	35,739
#	Yumeshin Holdings Co., Ltd.	22,900	177,396
	Yurtec Corp.	30,000	179,967
	Yushiro Chemical Industry Co., Ltd.	7,600	94,070
	Yutaka Giken Co., Ltd.	1,200	24,344
	Zaoh Co., Ltd.	3,100	41,921
#*	Zappallas, Inc.	5,000	17,459
	Zenitaka Corp. (The)	2,200	81,012
	Zenkoku Hosho Co., Ltd.	7,100	303,765
	Zenrin Co., Ltd.	17,400	234,441
	Zensho Holdings Co., Ltd.	17,300	366,341
	Zeon Corp.	56,200	596,778
	ZIGExN Co., Ltd.	31,300	139,242
	Zojirushi Corp.	7,500	149,066
	ZOZO, Inc.	14,100	234,846
	Zuiko Corp.	3,200	124,003
	Zuken, Inc.	5,200	118,027
TOTAL JAPAN			638,620,579
NETHERLANDS — (3.0%)
	Aalberts NV	89,585	3,911,330
	ABN AMRO Bank NV	70,272	1,223,116
	Accell Group NV	17,532	542,135
	Aegon NV	784,102	3,175,532
	Aegon NV	32,022	128,407
	AFC Ajax NV	70	1,569
	Akzo Nobel NV	12,012	1,133,584

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Altice Europe NV	106,618	$685,251
#	AMG Advanced Metallurgical Group NV	29,662	674,458
	Amsterdam Commodities NV	14,881	341,670
	APERAM SA	34,295	980,292
	Arcadis NV	74,623	1,695,046
#	ArcelorMittal SA	110,617	1,621,654
	ASM International NV	34,121	4,146,604
	ASML Holding NV	8,114	2,277,183
	ASR Nederland NV	109,081	4,058,803
*	Basic-Fit NV	16,993	628,690
	BE Semiconductor Industries NV	51,270	2,170,591
#*	Beter Bed Holding NV	11,513	28,676
#	Boskalis Westminster	60,496	1,414,948
#	Brunel International NV	23,499	215,534
	Coca-Cola European Partners P.L.C.	14,081	752,318
	Corbion NV	54,172	1,876,303
	Flow Traders	41,273	963,903
	ForFarmers NV	27,389	179,033
#*	Fugro NV	55,512	583,009
	GrandVision NV	485	14,859
*	Heijmans NV	20,193	159,984
	Heineken NV	13,885	1,510,785
	Hunter Douglas NV	3,323	217,148
	IMCD NV	15,052	1,299,720
	ING Groep NV, Sponsored ADR	33,099	359,786
	ING Groep NV	264,420	2,870,862
	Intertrust NV	1,707	30,378
	Kendrion NV	12,982	284,108
	Koninklijke Ahold Delhaize NV, Sponsored ADR	30,197	740,424
	Koninklijke Ahold Delhaize NV	402,730	9,883,577
	Koninklijke BAM Groep NV	269,098	740,938
	Koninklijke DSM NV	18,891	2,299,139
	Koninklijke KPN NV	354,163	992,307
#	Koninklijke Philips NV	39,088	1,789,448
	Koninklijke Vopak NV	42,320	2,266,075
	Nederland Apparatenfabriek	3,190	172,753
	NN Group NV	53,951	1,872,558
#*	OCI NV	20,131	346,783
	Ordina NV	92,413	203,046
	PostNL NV	240,153	443,073
*	Prosus N.V.	8,249	595,030
	Randstad NV	54,945	3,155,820
	SBM Offshore NV	129,802	2,233,057
	Signify NV	135,869	4,528,080
#	Sligro Food Group NV	17,157	490,427
#*	Takeaway.com NV	1,432	134,795
	TKH Group NV	36,619	1,935,872
	TomTom NV	59,179	642,329
	Van Lanschot Kempen NV	11,071	235,098
	Wolters Kluwer NV	51,007	3,832,742
TOTAL NETHERLANDS			81,690,640
NEW ZEALAND — (0.5%)
*	a2 Milk Co., Ltd.	62,288	596,789
	Air New Zealand, Ltd.	408,488	741,941
	Arvida Group, Ltd.	88,858	105,423
	Auckland International Airport, Ltd.	68,793	382,914
	CBL Corp., Ltd.	17,086	6,565
	Chorus, Ltd.	306,863	1,290,347

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus, Ltd., ADR	462	$9,466
#*	Comvita, Ltd.	10,651	18,990
	Contact Energy, Ltd.	25,836	123,665
	EBOS Group, Ltd.	37,145	570,153
	Fisher & Paykel Healthcare Corp., Ltd.	6,097	91,203
	Fletcher Building, Ltd.	187,554	669,423
	Fletcher Building, Ltd.	3,803	13,475
#*	Fonterra Co-operative Group, Ltd.	17,914	46,789
	Freightways, Ltd.	83,653	463,965
	Genesis Energy, Ltd.	43,324	87,856
#	Gentrack Group, Ltd.	19,890	25,602
	Hallenstein Glasson Holdings, Ltd.	22,785	88,231
	Heartland Group Holdings, Ltd.	342,260	411,993
	Infratil, Ltd.	91,349	318,951
	Investore Property, Ltd.	54,201	65,370
	Kathmandu Holdings, Ltd.	161,175	309,724
	Mainfreight, Ltd.	31,495	840,780
	Metlifecare, Ltd.	107,954	478,546
*	Metro Performance Glass, Ltd.	86,994	14,315
	New Zealand Refining Co., Ltd. (The)	154,623	162,434
*	NZME, Ltd.	54,625	13,676
	NZX, Ltd.	137,007	122,739
#	Oceania Healthcare, Ltd.	152,778	120,390
	PGG Wrightson, Ltd.	5,415	8,534
#	Port of Tauranga, Ltd.	58,690	286,008
*	Pushpay Holdings, Ltd.	13,370	38,607
*	Restaurant Brands New Zealand, Ltd.	10,787	92,945
	Ryman Healthcare, Ltd.	18,234	193,312
	Sanford, Ltd.	41,199	208,692
	Scales Corp., Ltd.	61,070	187,063
#	Skellerup Holdings, Ltd.	107,331	172,746
	SKY Network Television, Ltd.	382,350	170,345
	SKYCITY Entertainment Group, Ltd.	417,045	976,967
	Spark New Zealand, Ltd.	246,760	739,077
#	Steel & Tube Holdings, Ltd.	160,128	84,622
	Summerset Group Holdings, Ltd.	202,012	1,158,522
*	Synlait Milk, Ltd.	20,345	114,862
	Tourism Holdings, Ltd.	91,023	174,873
*	TOWER, Ltd.	124,179	55,991
#	Trustpower, Ltd.	8,621	41,734
	Turners Automotive Group, Ltd.	16,478	28,912
	Vector, Ltd.	33,846	79,465
	Vista Group International, Ltd.	38,953	89,601
	Warehouse Group, Ltd. (The)	50,707	87,852
#	Z Energy, Ltd.	199,751	572,042
TOTAL NEW ZEALAND			13,754,487
NORWAY — (0.9%)
	ABG Sundal Collier Holding ASA	280,285	120,959
*	Adevinta ASA, Class B	5,244	63,982
	AF Gruppen ASA	7,627	142,614
*	Akastor ASA	111,833	110,954
	Aker ASA, Class A	1,396	76,992
	Aker BP ASA	2,700	76,052
*	Aker Solutions ASA	86,645	174,969
	American Shipping Co. ASA	39,390	137,365
#*	Archer, Ltd.	100,907	31,382
	Atea ASA	46,433	602,656
	Austevoll Seafood ASA	47,320	461,357

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Avance Gas Holding, Ltd.	43,525	$248,449
*	Axactor SE	95,436	177,935
#	B2Holding ASA	64,307	53,676
	Bakkafrost P/F	10,632	756,461
	Bonheur ASA	19,111	440,086
	Borregaard ASA	34,091	325,987
	BW LPG, Ltd.	68,078	548,018
*	BW Offshore, Ltd.	114,767	625,879
	DNB ASA	72,972	1,275,738
	DNO ASA	532,505	528,497
*	DOF ASA	11,948	1,845
	Entra ASA	7,230	123,387
	Equinor ASA	102,610	1,851,862
	Europris ASA	128,681	467,916
#	FLEX LNG, Ltd.	21,176	172,968
	Frontline, Ltd.	65,660	593,631
	Gjensidige Forsikring ASA	6,829	148,833
	Golar LNG, Ltd.	3,400	32,708
	Grieg Seafood ASA	30,694	470,337
#*	Hexagon Composites ASA	31,736	113,419
	Hoegh LNG Holdings, Ltd.	33,781	100,915
*	Kongsberg Automotive ASA	310,793	174,632
	Kongsberg Gruppen ASA	13,447	208,686
	Kvaerner ASA	180,852	198,978
	Leroy Seafood Group ASA	21,280	138,069
	Magnora ASA	11,522	9,926
	Mowi ASA	10,151	242,129
#*	NEL ASA	408,584	404,435
*	Nordic Semiconductor ASA	19,858	126,529
	Norsk Hydro ASA	196,580	614,380
	Norway Royal Salmon ASA	3,635	92,635
#*	Norwegian Air Shuttle ASA	37,977	145,475
*	Norwegian Finans Holding ASA	63,241	646,210
	Ocean Yield ASA	44,903	225,643
*	Odfjell Drilling, Ltd.	72,329	190,768
*	Odfjell SE, Class A	11,269	33,803
	Olav Thon Eiendomsselskap ASA	2,401	44,514
	Orkla ASA	19,888	191,994
*	Otello Corp. ASA	93,693	168,858
#*	PGS ASA	244,109	467,148
*	Protector Forsikring ASA	29,521	132,810
*	Q-Free ASA	14,166	10,135
#*	REC Silicon ASA	143,477	80,414
	Salmar ASA	5,680	277,816
	Sbanken ASA	35,953	273,214
#	Scatec Solar ASA	36,337	619,124
	Schibsted ASA, Class A	1,854	55,829
	Schibsted ASA, Class B	3,368	95,134
	Selvaag Bolig ASA	31,208	178,356
	SpareBank 1 SR-Bank ASA	75,636	804,667
	Stolt-Nielsen, Ltd.	18,611	240,098
	Storebrand ASA	204,554	1,571,540
	Subsea 7 SA	99,369	1,062,354
	TGS NOPEC Geophysical Co. ASA	44,241	1,124,508
	Tomra Systems ASA	13,341	392,690
	Treasure ASA	54,160	82,434
	Veidekke ASA	35,465	446,644
	Wallenius Wilhelmsen ASA	32,962	87,100
	Wilh Wilhelmsen Holding ASA, Class A	9,394	147,518

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	XXL ASA	35,254	$44,935
	Yara International ASA	6,719	244,003
TOTAL NORWAY			23,353,964
PORTUGAL — (0.3%)
	Altri SGPS SA	71,462	441,077
	Banco Comercial Portugues SA, Class R	6,249,520	1,325,649
	CTT-Correios de Portugal SA	85,041	276,021
	EDP Renovaveis SA	113,399	1,506,809
	Galp Energia SGPS SA	62,653	946,721
	Jeronimo Martins SGPS SA	16,289	280,300
	Mota-Engil SGPS SA	64,984	121,707
	Navigator Co. SA (The)	110,848	397,776
	NOS SGPS SA	197,696	1,026,121
	Novabase SGPS SA	3,851	11,474
#	REN - Redes Energeticas Nacionais SGPS SA	58,471	177,174
	Semapa-Sociedade de Investimento e Gestao	26,013	362,397
	Sonae Capital SGPS SA	82,383	70,248
	Sonae SGPS SA	823,140	765,720
TOTAL PORTUGAL			7,709,194
SINGAPORE — (1.0%)
	Accordia Golf Trust	702,300	338,841
	Amara Holdings, Ltd.	90,000	27,998
#	Ascendas India Trust	189,800	219,284
	Avarga, Ltd.	134,000	16,035
	Banyan Tree Holdings, Ltd.	139,800	41,408
	Bonvests Holdings, Ltd.	30,000	26,252
	Boustead Projects, Ltd.	26,174	18,176
	Boustead Singapore, Ltd.	181,732	101,102
#	BreadTalk Group, Ltd.	128,000	53,733
	Bukit Sembawang Estates, Ltd.	101,100	334,263
	Bund Center Investment, Ltd.	22,000	9,491
	CapitaLand, Ltd.	395,001	1,040,897
	Centurion Corp., Ltd.	167,400	55,788
	China Aviation Oil Singapore Corp., Ltd.	218,100	182,544
	China Sunsine Chemical Holdings, Ltd.	296,200	104,657
#	Chip Eng Seng Corp., Ltd.	370,000	157,895
	City Developments, Ltd.	123,600	952,626
#	Civmec, Ltd.	140,800	39,247
	ComfortDelGro Corp., Ltd.	220,600	348,953
*	COSCO Shipping International Singapore Co., Ltd.	195,200	38,852
	CSE Global, Ltd.	144,800	53,874
	Dairy Farm International Holdings, Ltd.	14,500	74,491
	DBS Group Holdings, Ltd.	35,415	652,381
	Del Monte Pacific, Ltd.	222,059	23,941
	Delfi, Ltd.	22,300	15,705
	Duty Free International, Ltd.	126,400	14,088
	Elec & Eltek International Co., Ltd.	14,000	23,220
#*	Ezion Holdings, Ltd.	3,070,344	18,225
#*	Ezra Holdings, Ltd.	1,882,853	14,297
	Far East Orchard, Ltd.	133,284	111,012
	First Resources, Ltd.	223,700	277,818
	Food Empire Holdings, Ltd.	115,500	54,432
*	Fragrance Group, Ltd.	222,000	22,731
	Frasers Property, Ltd.	193,800	241,479
	Frencken Group, Ltd.	276,400	169,411
	Fu Yu Corp., Ltd.	518,400	96,248

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Gallant Venture, Ltd.	254,500	$21,774
	Genting Singapore, Ltd.	334,700	209,468
	Geo Energy Resources, Ltd.	373,800	38,689
	GL, Ltd.	264,200	152,774
	Golden Agri-Resources, Ltd.	3,896,800	595,888
	Golden Energy & Resources, Ltd.	70,900	8,807
	Great Eastern Holdings, Ltd.	3,000	47,540
*	GSH Corp., Ltd.	32,600	8,148
	GuocoLand, Ltd.	212,633	284,775
*	Halcyon Agri Corp., Ltd.	145,408	48,425
	Hanwell Holdings, Ltd.	237,300	35,617
#	Haw Par Corp., Ltd.	69,100	617,690
	Hiap Hoe, Ltd.	39,000	22,285
#	Hi-P International, Ltd.	148,500	138,468
	Ho Bee Land, Ltd.	169,500	284,101
	Hong Fok Corp., Ltd.	353,280	201,147
*	Hong Leong Asia, Ltd.	219,600	94,461
	Hong Leong Finance, Ltd.	71,800	136,456
	Hongkong Land Holdings, Ltd.	168,300	893,329
	Hotel Grand Central, Ltd.	67,060	61,327
	Hour Glass, Ltd. (The)	179,100	100,812
	Hutchison Port Holdings Trust	3,983,200	635,786
	Hwa Hong Corp., Ltd.	21,000	4,939
*	Hyflux, Ltd.	455,600	45
	Indofood Agri Resources, Ltd.	619,900	145,105
#	Japfa, Ltd.	516,340	207,044
	Jardine Cycle & Carriage, Ltd.	6,644	141,267
	Keppel Corp., Ltd.	211,600	1,028,445
	Keppel Infrastructure Trust	945,299	362,873
	KSH Holdings, Ltd.	112,625	31,926
	Lian Beng Group, Ltd.	366,200	133,921
	Low Keng Huat Singapore, Ltd.	98,100	29,913
	Mandarin Oriental International, Ltd.	59,300	99,940
	Metro Holdings, Ltd.	450,000	292,979
#*	Midas Holdings, Ltd.	1,120,000	29,547
*	mm2 Asia, Ltd.	125,000	19,584
	Nera Telecommunications, Ltd.	43,000	8,447
	NetLink NBN Trust	583,400	431,697
	NSL, Ltd.	11,500	7,513
	Olam International, Ltd.	135,200	177,736
	OUE, Ltd.	284,000	299,088
	Oversea-Chinese Banking Corp., Ltd.	165,366	1,301,283
	Overseas Education, Ltd.	31,900	7,815
	Oxley Holdings, Ltd.	667,757	170,349
	Pacific Century Regional Developments, Ltd.	79,400	18,266
	Pan-United Corp., Ltd.	58,750	15,590
	Penguin International, Ltd.	101,800	47,463
	Q&M Dental Group Singapore, Ltd.	111,700	37,243
	QAF, Ltd.	136,053	76,493
*	Raffles Education Corp., Ltd.	646,646	37,890
	Raffles Medical Group, Ltd.	59,483	45,324
#	Riverstone Holdings, Ltd.	98,400	75,469
	SATS, Ltd.	117,380	390,701
	Sembcorp Industries, Ltd.	600,500	925,785
*	Sembcorp Marine, Ltd.	41,800	35,167
	Sheng Siong Group, Ltd.	248,200	223,460
*	SHS Holdings, Ltd.	141,000	17,555
	SIA Engineering Co., Ltd.	59,600	113,943
	SIIC Environment Holdings, Ltd.	676,160	116,358

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Sinarmas Land, Ltd.	694,700	$118,407
	Sing Holdings, Ltd.	86,800	24,776
	Sing Investments & Finance, Ltd.	13,500	14,025
	Singapore Airlines, Ltd.	298,000	1,857,739
	Singapore Exchange, Ltd.	44,400	281,690
	Singapore Post, Ltd.	495,200	323,901
#	Singapore Press Holdings, Ltd.	1,002,600	1,473,196
	Singapore Technologies Engineering, Ltd.	65,800	197,084
	Singapore Telecommunications, Ltd.	21,700	52,202
	Stamford Land Corp., Ltd.	275,700	100,954
	StarHub, Ltd.	241,400	254,561
	Straits Trading Co., Ltd.	21,200	31,661
	Sunningdale Tech, Ltd.	117,600	107,322
#*	Swiber Holdings, Ltd.	189,500	2,833
	Tiong Woon Corp. Holding, Ltd.	68,000	22,289
	Tuan Sing Holdings, Ltd.	402,591	91,024
	UMS Holdings, Ltd.	259,062	176,365
	United Industrial Corp., Ltd.	78,984	162,634
	United Overseas Bank, Ltd.	68,482	1,277,335
	UOB-Kay Hian Holdings, Ltd.	121,639	107,754
	UOL Group, Ltd.	181,687	1,055,433
	Valuetronics Holdings, Ltd.	188,200	99,836
	Venture Corp., Ltd.	84,500	997,815
	Wee Hur Holdings, Ltd.	112,000	17,582
	Wilmar International, Ltd.	76,300	217,271
#	Wing Tai Holdings, Ltd.	418,468	612,208
	Yangzijiang Shipbuilding Holdings Ltd.	1,802,800	1,237,493
	Yeo Hiap Seng, Ltd.	10,159	6,810
*	Yongnam Holdings, Ltd.	223,500	24,306
TOTAL SINGAPORE			28,663,831
SPAIN — (1.9%)
#	Acciona SA	22,942	2,604,060
	Acerinox SA	123,252	1,199,942
	ACS Actividades de Construccion y Servicios SA	16,816	559,095
	Aena SME SA	1,651	305,567
	Alantra Partners SA	1,451	24,673
#	Almirall SA	19,545	289,076
	Amadeus IT Group SA	11,698	917,194
*	Amper SA	490,630	139,671
	Applus Services SA	79,766	925,570
	Atresmedia Corp. de Medios de Comunicacion SA	73,797	250,409
	Banco Bilbao Vizcaya Argentaria SA	365,856	1,893,887
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	214,154	1,096,468
	Banco de Sabadell SA	2,556,533	2,303,554
	Banco Santander SA	1,257,170	4,954,368
#	Banco Santander SA, Sponsored ADR	73,135	286,689
	Bankia SA	253,400	460,511
	Bankinter SA	128,967	836,299
	Bolsas y Mercados Espanoles SHMSF SA	35,749	1,386,738
	CaixaBank SA	353,285	1,032,569
	Cellnex Telecom SA	57,135	2,841,618
	Cia de Distribucion Integral Logista Holdings SA	30,263	679,073
	CIE Automotive SA	27,553	604,623
	Construcciones y Auxiliar de Ferrocarriles SA	9,715	431,778
#*	Distribuidora Internacional de Alimentacion SA	534,721	60,336
	Ebro Foods SA	31,003	640,905
*	eDreams ODIGEO SA	37,385	183,063
	Elecnor SA	14,326	161,381

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Enagas SA	95,610	$2,576,098
#	Ence Energia y Celulosa SA	107,367	434,336
	Endesa SA	20,253	556,088
#	Ercros SA	85,372	245,073
	Euskaltel SA	73,973	697,063
	Faes Farma SA	163,831	892,822
	Ferrovial SA	5,947	188,904
*	Fluidra SA	15,617	191,950
	Fomento de Construcciones y Contratas SA	13,496	167,986
*	Global Dominion Access SA	58,611	214,555
	Grifols SA	16,935	568,766
	Grupo Catalana Occidente SA	11,124	365,320
*	Grupo Empresarial San Jose SA	8,089	57,813
*	Grupo Ezentis SA	71,326	33,914
	Iberdrola S.A.	325,790	3,564,578
	Iberpapel Gestion SA	2,868	79,273
#*	Indra Sistemas SA	71,750	823,965
	Laboratorios Farmaceuticos Rovi SA	361	9,945
	Liberbank SA	1,511,283	499,449
	Mapfre SA	279,688	715,765
*	Masmovil Ibercom SA	8,546	178,773
	Mediaset Espana Comunicacion SA	92,561	506,781
	Melia Hotels International SA	95,055	763,378
#	Miquel y Costas & Miquel SA	15,637	261,180
	Naturgy Energy Group SA	27,003	712,198
#*	Obrascon Huarte Lain SA	108,136	126,474
*	Pharma Mar SA	7,705	35,345
*	Promotora de Informaciones SA, Class A	120,893	182,867
	Prosegur Cia de Seguridad SA	142,922	563,610
#*	Quabit Inmobiliaria SA	58,536	68,714
*	Realia Business SA	69,253	69,142
	Red Electrica Corp. SA	31,599	632,177
	Repsol SA, Sponsored ADR	3,901	53,506
	Repsol SA	89,365	1,229,905
	Sacyr S.A.	289,632	830,254
	Sacyr SA	6,296	18,085
	Siemens Gamesa Renewable Energy SA	13,841	220,606
*	Solaria Energia y Medio Ambiente SA	34,708	325,007
*	Talgo SA	35,381	233,915
*	Tecnicas Reunidas SA	3,504	85,290
#	Telefonica SA, Sponsored ADR	94,790	637,937
	Telefonica SA	82,112	555,383
#	Tubacex SA	60,771	171,891
	Unicaja Banco SA	67,599	67,604
	Vidrala SA	8,016	860,029
	Viscofan SA	19,104	1,016,985
	Vocento SA	22,927	28,978
	Zardoya Otis SA	91,505	689,460
TOTAL SPAIN			51,078,254
SWEDEN — (2.6%)
	AAK AB	24,763	465,319
	AcadeMedia AB	48,989	294,156
*	Adapteo Oyj	29,972	350,303
	AddLife AB, Class B	4,530	137,555
	AddNode Group AB	7,125	143,971
	AddTech AB, Class B	23,027	704,746
	AF POYRY AB	47,361	1,202,936
	Alfa Laval AB	14,730	367,707

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Alimak Group AB	27,917	$383,136
*	Arise AB	1,403	5,447
	Arjo AB, Class B	140,130	671,256
	Assa Abloy AB, Class B	10,605	251,723
	Atrium Ljungberg AB, Class B	3,740	90,423
	Attendo AB	31,633	174,038
	Avanza Bank Holding AB	47,670	467,050
	Axfood AB	19,709	408,666
	BE Group AB	6,863	25,968
#	Beijer Alma AB	27,356	414,170
	Beijer Electronics Group AB	12,275	71,841
	Beijer Ref AB	16,704	502,458
	Bergman & Beving AB	19,687	177,029
	Betsson AB	91,942	394,276
	Bilia AB, Class A	81,311	892,564
	BillerudKorsnas AB	135,599	1,742,429
	BioGaia AB, Class B	9,899	428,477
	Biotage AB	19,270	240,784
	Bjorn Borg AB	12,600	32,495
#	Boliden AB	124,690	2,960,167
	Bonava AB, Class B	65,816	588,740
	Bravida Holding AB	29,099	265,252
	Bufab AB	26,602	363,785
	Bulten AB	17,151	127,565
	Bure Equity AB	53,611	1,193,722
*	Byggmax Group AB	59,242	176,701
	Catena AB	2,971	128,630
*	Cavotec SA	14,187	29,734
#	Clas Ohlson AB, Class B	20,561	217,942
	Cloetta AB, Class B	181,459	639,603
#*	Collector AB	15,782	49,603
	Concentric AB	24,609	393,189
	Dios Fastigheter AB	14,160	130,578
#	Dometic Group AB	230,094	2,092,581
*	Doro AB	12,612	62,118
	Duni AB	24,293	331,142
#	Dustin Group AB	44,495	344,001
	Eastnine AB	14,309	208,807
	Elanders AB, Class B	8,383	77,079
#	Electrolux AB, Class B	23,576	559,294
#	Elekta AB, Class B	21,378	244,860
*	Eltel AB	39,179	75,468
*	Enea AB	11,029	188,346
	Essity AB, Class A	1,404	44,642
	Essity AB, Class B	23,449	744,410
*	Fastighets AB Balder, Class B	5,442	258,173
#	FastPartner AB	3,508	37,003
#*	Fingerprint Cards AB, Class B	225,078	398,398
	Getinge AB, Class B	148,870	2,535,292
	Granges AB	79,689	736,153
	Gunnebo AB	79,676	207,214
	Haldex AB	23,425	118,898
#	Hennes & Mauritz AB, Class B	7,372	161,740
	Hexagon AB, Class B	10,033	545,432
	Hexpol AB	58,042	523,245
	HIQ International AB	27,512	142,742
#*	Hoist Finance AB	76,406	381,449
	Holmen AB, Class B	54,829	1,623,369
	Hufvudstaden AB, Class A	5,786	114,629

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Humana AB	10,027	$64,352
	Husqvarna AB, Class A	5,316	39,997
	Husqvarna AB, Class B	46,565	350,950
	ICA Gruppen AB	7,896	347,183
	Indutrade AB	18,665	672,269
#*	International Petroleum Corp.	65,905	234,557
#	Intrum AB	30,234	837,657
	Inwido AB	57,966	436,288
*	ITAB Shop Concept AB, Class B	3,909	7,746
	JM AB	50,226	1,534,640
#	Kindred Group P.L.C.	109,207	555,226
	Klovern AB, Class B	148,515	372,478
	KNOW IT AB	16,939	345,738
	Kungsleden AB	19,782	210,841
	Lagercrantz Group AB, Class B	29,712	482,677
	Lifco AB, Class B	2,120	125,027
	Lindab International AB	73,555	832,358
	Loomis AB, Class B	29,118	1,054,404
	Lundin Petroleum AB	7,830	238,147
*	Medivir AB, Class B	20,006	30,316
*	Mekonomen AB	31,574	263,613
#	Millicom International Cellular SA	15,215	718,510
*	Modern Times Group MTG AB, Class B	1,472	14,672
#	Momentum Group AB, Class B	18,706	225,904
#	Mycronic AB	36,320	706,907
*	Net Insight AB, Class B	156,574	35,981
	New Wave Group AB, Class B	49,521	297,123
	Nibe Industrier AB, Class B	21,951	380,439
	Nobia AB	114,550	844,602
	Nobina AB	89,910	682,081
	Nolato AB, Class B	15,580	902,652
	Nordic Waterproofing Holding A.S.	2,121	20,430
	NP3 Fastigheter AB	3,846	49,872
*	Nyfosa AB	35,905	351,464
	OEM International AB, Class B	3,022	76,487
	Pandox AB	39,181	873,643
	Peab AB, Class B	110,658	1,110,902
	Platzer Fastigheter Holding AB, Class B	8,266	98,220
	Pricer AB, Class B	107,548	237,889
	Proact IT Group AB	7,134	115,734
*	Qliro Group AB	73,546	53,884
	Ratos AB, Class B	210,993	741,219
*	RaySearch Laboratories AB	13,042	127,229
#	Recipharm AB, Class B	31,697	465,311
	Resurs Holding AB	89,996	498,090
	Rottneros AB	89,739	103,430
#	Saab AB, Class B	27,148	881,436
	Sagax AB, Class B	14,575	224,191
	Samhallsbyggnadsbolaget i Norden AB	193,744	477,661
	Sandvik AB	60,623	1,106,472
#*	SAS AB	236,758	339,815
	Scandi Standard AB	48,812	375,086
	Scandic Hotels Group AB	61,751	654,969
#	Sectra AB, Class B	8,988	369,863
	Securitas AB, Class B	41,924	659,857
	Semcon AB	12,800	87,958
#*	Sensys Gatso Group AB	329,877	46,222
	Skandinaviska Enskilda Banken AB, Class A	126,601	1,251,061
	Skanska AB, Class B	27,326	632,507

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	SKF AB, Class A	2,752	$50,354
	SKF AB, Class B	50,925	932,163
#	SkiStar AB	39,896	439,009
	SSAB AB, Class A	19,797	60,622
#	SSAB AB, Class A	85,387	262,350
	SSAB AB, Class B, Share, Class B	112,074	320,933
	SSAB AB, Class B	159,722	459,773
	Svenska Cellulosa AB SCA, Class A	7,179	73,541
	Svenska Cellulosa AB SCA, Class B	101,964	1,020,168
#	Svenska Handelsbanken AB, Class A	121,024	1,185,697
	Svenska Handelsbanken AB, Class B	4,398	45,876
	Sweco AB, Class B	15,545	600,287
	Swedbank AB, Class A	70,446	1,081,609
	Swedish Match AB	10,042	567,756
#*	Swedish Orphan Biovitrum AB	9,181	163,409
	Systemair AB	9,336	170,133
	Tele2 AB, Class B	22,735	343,007
	Telefonaktiebolaget LM Ericsson, Class A	2,150	18,099
	Telefonaktiebolaget LM Ericsson, Class B	70,037	550,660
	Telia Co. AB	328,969	1,406,818
	Thule Group AB	41,190	972,137
	Trelleborg AB, Class B	114,940	1,887,161
	Troax Group AB	11,999	162,665
	VBG Group AB, Class B	3,664	65,792
#	Vitrolife AB	19,672	412,419
	Volvo AB, Class A	13,728	234,827
	Volvo AB, Class B	75,308	1,287,295
	Wallenstam AB, Class B	10,991	143,924
	Wihlborgs Fastigheter AB	24,376	466,898
TOTAL SWEDEN			72,324,238
SWITZERLAND — (6.5%)
#	ABB, Ltd., Sponsored ADR	1,872	43,374
	ABB, Ltd.	115,036	2,678,261
	Adecco Group AG	60,785	3,561,280
*	Alcon, Inc.	22,229	1,310,177
*	Alcon, Inc.	46,278	2,734,002
	Allreal Holding AG	15,156	3,143,838
	ALSO Holding AG	5,212	850,938
#*	ams AG	59,888	2,433,679
	APG SGA SA	783	227,048
	Arbonia AG	37,885	454,886
*	Aryzta AG	774,584	776,463
	Ascom Holding AG	24,492	242,411
#	Autoneum Holding AG	2,766	318,456
	Bachem Holding AG, Class B	525	94,221
	Baloise Holding AG	20,369	3,680,243
	Banque Cantonale de Geneve	1,603	339,148
	Banque Cantonale Vaudoise	1,725	1,444,610
	Barry Callebaut AG	560	1,236,888
	Belimo Holding AG	180	1,262,059
	Bell Food Group AG	1,788	466,103
	Bellevue Group AG	8,684	252,853
#	Berner Kantonalbank AG	4,203	999,198
	BKW AG	3,489	324,982
#	Bobst Group SA	7,743	405,974
	Bossard Holding AG, Class A	6,400	929,655
	Bucher Industries AG	5,884	1,967,741
	Burckhardt Compression Holding AG	614	167,938

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Burkhalter Holding AG	2,283	$181,899
	Calida Holding AG	3,845	144,446
	Carlo Gavazzi Holding AG	371	94,734
	Cembra Money Bank AG	19,956	2,333,498
	Chocoladefabriken Lindt & Spruengli AG	8	745,935
	Cicor Technologies, Ltd.	1,805	109,196
	Cie Financiere Richemont SA	34,860	2,531,628
	Cie Financiere Tradition SA	1,288	147,050
	Clariant AG	33,140	745,973
	Coltene Holding AG	2,712	237,594
	Conzzeta AG	1,426	1,619,416
	Credit Suisse Group AG	164,338	2,078,045
	Credit Suisse Group AG, Sponsored ADR	16,869	212,713
	Daetwyler Holding AG	4,500	810,276
	DKSH Holding AG	15,613	805,391
	dormakaba Holding AG	1,607	1,010,456
*	Dottikon Es Holding AG	27	17,140
	Dufry AG	25,556	2,215,437
	EFG International AG	119,750	741,094
	Emmi AG	1,516	1,470,051
	EMS-Chemie Holding AG	615	402,420
	Energiedienst Holding AG	1,651	61,357
#*	Evolva Holding SA	525,696	149,561
#	Feintool International Holding AG	1,967	105,021
	Flughafen Zurich AG	15,335	2,664,195
	Forbo Holding AG	771	1,323,248
*	GAM Holding AG	178,694	551,558
	Geberit AG	2,030	1,071,295
	Georg Fischer AG	2,898	2,842,000
	Givaudan SA	592	1,953,287
	Gurit Holding AG	392	593,237
	Helvetia Holding AG	34,781	4,999,977
	Hiag Immobilien Holding AG	1,074	120,901
#*	HOCHDORF Holding AG	837	72,165
	Huber & Suhner AG	11,819	880,602
	Implenia AG	15,340	625,334
	Inficon Holding AG	1,126	867,787
	Interroll Holding AG	515	1,006,606
	Intershop Holding AG	353	227,274
	Investis Holding SA	799	71,686
	Julius Baer Group, Ltd.	94,003	4,697,107
	Jungfraubahn Holding AG	1,932	329,948
	Kardex AG	5,484	934,947
#	Komax Holding AG	2,903	586,932
#	Kudelski SA	29,355	159,184
	Kuehne + Nagel International AG	2,059	332,779
	LafargeHolcim, Ltd.	10,846	551,202
	LafargeHolcim, Ltd.	28,089	1,423,853
*	Lastminute.com NV	2,648	121,571
	LEM Holding SA	284	429,057
	Liechtensteinische Landesbank AG	13,756	923,903
	Logitech International SA	32,567	1,458,916
#	Logitech International SA	22,459	1,002,345
	Lonza Group AG	6,669	2,738,890
	Luzerner Kantonalbank AG	2,313	982,730
*	MCH Group AG	200	5,110
#*	Meier Tobler Group AG	2,683	45,180
	Metall Zug AG	156	356,035
#*	Meyer Burger Technology AG	138,380	58,285

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Mikron Holding AG	4,766	$30,912
	Mobilezone Holding AG	18,548	210,404
	Mobimo Holding AG	9,211	2,972,389
	Nestle SA	110,012	12,133,510
	Novartis AG, Sponsored ADR	70,669	6,678,927
	Novartis AG	52,784	4,986,404
	OC Oerlikon Corp. AG	184,029	1,960,021
*	Orascom Development Holding AG	10,410	152,479
#	Orell Fuessli Holding AG	184	21,777
	Orior AG	4,471	410,794
	Partners Group Holding AG	1,784	1,633,170
	Phoenix Mecano AG	491	228,123
#	Plazza AG, Class A	757	231,163
	PSP Swiss Property AG	5,886	890,004
	Rieter Holding AG	2,766	364,107
	Romande Energie Holding SA	77	101,598
	Schaffner Holding AG	381	76,216
	Schindler Holding AG	2,387	593,462
#*	Schmolz + Bickenbach AG	449,892	95,841
	Schweiter Technologies AG	1,043	1,291,883
	SFS Group AG	10,692	996,372
	SGS SA	229	662,422
	Siegfried Holding AG	3,194	1,477,208
	Sika AG	17,658	3,175,357
	Sonova Holding AG	5,419	1,358,930
	St Galler Kantonalbank AG	2,038	970,417
	Straumann Holding AG	1,173	1,118,024
	Sulzer AG	16,925	1,866,629
	Sunrise Communications Group AG	29,366	2,425,149
	Swatch Group AG (The)	4,686	1,175,467
	Swatch Group AG (The)	7,695	374,070
	Swiss Life Holding AG	5,466	2,747,617
	Swiss Prime Site AG	49,013	5,983,760
	Swiss Re AG	21,059	2,377,959
	Swisscom AG	5,467	2,999,542
	Swissquote Group Holding SA	7,210	435,534
#	Temenos AG	13,361	2,149,362
	Thurgauer Kantonalbank	690	78,384
	Tornos Holding AG	5,138	34,614
	TX Group AG	2,545	240,200
#	u-blox Holding AG	5,295	475,100
	UBS Group AG	118,261	1,468,756
*	UBS Group AG	156,997	1,942,053
	Valiant Holding AG	11,948	1,228,458
	Valora Holding AG	3,464	921,700
	Varia US Properties AG	841	37,800
	VAT Group AG	7,314	1,104,027
	Vaudoise Assurances Holding SA	1,120	669,186
	Vetropack Holding AG	192	576,579
	Vifor Pharma AG	9,242	1,703,086
*	Von Roll Holding AG	8,846	7,714
	Vontobel Holding AG	31,134	2,168,994
	VP Bank AG	3,455	591,695
	VZ Holding AG	1,634	578,015
	Walliser Kantonalbank	1,247	144,393
	Warteck Invest AG	31	70,084
	Ypsomed Holding AG	1,711	248,384
	Zehnder Group AG	9,604	455,605
	Zug Estates Holding AG, Class B	185	458,816

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Zuger Kantonalbank AG	64	$435,459
	Zurich Insurance Group AG	14,600	6,060,717
TOTAL SWITZERLAND			177,382,705
UNITED ARAB EMIRATES — (0.0%)
*	Borr Drilling Ltd.	1,670	8,644
*	Borr Drilling, Ltd.	712	3,766
TOTAL UNITED ARAB EMIRATES			12,410
UNITED KINGDOM — (13.7%)
	3i Group P.L.C.	69,860	1,016,237
	4imprint Group P.L.C.	4,255	185,951
	888 Holdings P.L.C.	181,616	322,824
	A.G. Barr P.L.C.	57,817	461,822
	AA P.L.C.	199,306	125,857
	Admiral Group P.L.C.	25,512	759,530
	Aggreko P.L.C.	182,731	1,854,884
	Alliance Pharma P.L.C.	63,015	72,241
	Anglo American P.L.C.	172,605	4,503,971
	Anglo Pacific Group P.L.C.	104,989	218,986
	Anglo-Eastern Plantations P.L.C.	5,452	39,595
	Antofagasta P.L.C.	44,113	476,498
#	Arrow Global Group P.L.C.	162,912	570,050
#	Ashmore Group P.L.C.	145,839	1,043,071
	Ashtead Group P.L.C.	83,267	2,687,684
	Associated British Foods P.L.C.	25,818	893,656
	Auto Trader Group P.L.C.	258,121	1,904,618
	AVEVA Group P.L.C.	3,298	213,858
	Aviva P.L.C.	644,338	3,376,645
	Avon Rubber P.L.C.	13,939	457,932
	B&M European Value Retail SA	246,753	1,183,172
	Babcock International Group P.L.C.	364,826	2,830,688
	BAE Systems P.L.C.	200,216	1,664,387
	Balfour Beatty P.L.C.	603,215	493,320
	Bank of Georgia Group P.L.C.	35,983	718,592
	Barclays P.L.C., Sponsored ADR	279,364	2,458,403
	Barclays P.L.C.	257,747	569,186
	Barratt Developments P.L.C.	2,484,599	1,583,640
	Beazley P.L.C.	157,965	1,127,347
	Bellway P.L.C.	78,007	4,104,406
	Berkeley Group Holdings P.L.C.	20,127	1,390,096
	BHP Group P.L.C., ADR	54,755	2,378,010
	Bloomsbury Publishing P.L.C.	48,767	182,586
	Bodycote P.L.C.	142,777	1,611,278
	BP P.L.C., Sponsored ADR	248,133	8,965,051
	BP P.L.C.	435,878	1,922,158
	Braemar Shipping Services P.L.C.	15,684	42,806
	Brewin Dolphin Holdings P.L.C.	249,927	1,146,574
	British American Tobacco P.L.C., Sponsored ADR	8,895	391,825
	British American Tobacco P.L.C.	158,257	6,978,327
	Britvic P.L.C.	136,817	1,669,361
	BT Group P.L.C.	822,286	1,745,005
	Bunzl P.L.C.	25,249	653,956
	Burberry Group P.L.C.	26,801	687,188
*	Cairn Energy P.L.C.	671,918	1,500,876
*	Capita P.L.C.	578,006	1,109,058
	Capital & Counties Properties P.L.C.	65,365	209,752
*	Carclo P.L.C.	23,934	3,364

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Card Factory P.L.C.	211,874	$247,242
	CareTech Holdings P.L.C.	34,284	206,808
	Carnival P.L.C.	4,660	190,322
	Carnival P.L.C., ADR	4,899	201,349
	Carr's Group P.L.C.	10,633	22,131
	Castings P.L.C.	9,986	56,513
	Centamin P.L.C.	1,035,350	1,856,933
	Centaur Media P.L.C.	24,139	11,759
	Central Asia Metals P.L.C.	4,724	12,609
	Centrica P.L.C.	705,257	790,498
	Chemring Group P.L.C.	212,059	760,834
	Chesnara P.L.C.	67,875	291,718
	Cineworld Group P.L.C.	501,000	1,169,383
*	Circassia Pharmaceuticals P.L.C.	36,010	13,115
	Clarkson P.L.C.	16,082	619,418
*	Clinigen Healthcare, Ltd.	6,338	81,158
	Close Brothers Group P.L.C.	108,380	2,023,255
	CLS Holdings P.L.C.	40,437	144,570
	CMC Markets P.L.C.	91,464	189,088
	Coca-Cola HBC AG	31,360	1,151,921
	Computacenter P.L.C.	61,493	1,454,992
	Connect Group P.L.C.	58,525	26,556
	Consort Medical P.L.C.	20,452	270,531
	ConvaTec Group P.L.C.	22,949	62,870
	Costain Group P.L.C.	92,740	238,916
	Countryside Properties P.L.C.	35,152	226,106
*	Countrywide P.L.C.	3,198	16,023
	Cranswick P.L.C.	26,962	1,271,008
	Crest Nicholson Holdings P.L.C.	253,815	1,673,040
	Croda International P.L.C.	20,197	1,326,280
	CVS Group P.L.C.	4,110	62,169
	Daejan Holdings P.L.C.	1,943	133,314
	Daily Mail & General Trust P.L.C., Class A	34,229	367,319
	Dart Group P.L.C.	6,684	149,904
	DCC P.L.C.	6,580	531,282
	De La Rue P.L.C.	33,691	62,320
	Devro P.L.C.	164,604	372,142
	DFS Furniture P.L.C.	54,799	201,566
	Diageo P.L.C., Sponsored ADR	2,940	464,373
*	Dialight P.L.C.	11,223	39,144
	Dignity P.L.C.	42,517	320,975
	Diploma P.L.C.	86,811	2,235,308
	Direct Line Insurance Group P.L.C.	575,085	2,561,348
	DiscoverIE Group P.L.C.	24,274	183,092
	Dixons Carphone P.L.C.	796,244	1,422,840
#	Domino's Pizza Group P.L.C.	207,065	843,331
	Drax Group P.L.C.	329,896	1,181,845
	DS Smith P.L.C.	444,057	1,990,917
	Dunelm Group P.L.C.	58,420	895,107
	easyJet P.L.C.	37,817	694,188
*	EI Group P.L.C.	513,543	1,928,355
	Electrocomponents P.L.C.	293,057	2,560,093
	Elementis P.L.C.	312,218	516,620
	EMIS Group P.L.C.	30,313	460,101
*	EnQuest P.L.C.	1,517,498	478,050
	Equiniti Group P.L.C.	121,556	328,146
	Essentra P.L.C.	164,284	907,301
	Euromoney Institutional Investor P.L.C.	21,841	353,197
	Evraz P.L.C.	82,157	381,440

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Experian P.L.C.	52,061	$1,812,137
	FDM Group Holdings P.L.C.	8,532	110,515
	Ferguson P.L.C.	13,813	1,240,399
	Ferrexpo P.L.C.	296,611	544,234
	Findel P.L.C.	41,980	130,270
*	Firstgroup P.L.C.	1,479,014	2,412,459
*	Foxtons Group P.L.C.	154,604	169,799
*	Frasers Group P.L.C.	1,052,838	1,255,749
	Fresnillo P.L.C.	219	1,913
	Fuller Smith & Turner P.L.C., Class A	8,312	104,994
	G4S P.L.C.	320,483	824,752
	Galliford Try Holdings P.L.C.	81,327	159,921
	Games Workshop Group P.L.C.	18,463	1,613,600
*	Gamesys Group P.L.C.	25,675	251,358
	Gamma Communications P.L.C.	2,984	55,006
*	Gem Diamonds, Ltd.	267,121	217,066
	Genel Energy P.L.C.	98,525	238,469
	Genus P.L.C.	12,068	490,254
*	Georgia Capital P.L.C.	24,268	257,711
#	GlaxoSmithKline P.L.C., Sponsored ADR	27,979	1,309,417
	Glencore P.L.C.	1,308,307	3,826,266
	Go-Ahead Group P.L.C. (The)	44,581	1,201,577
	GoCo Group P.L.C.	94,361	116,338
	Grafton Group P.L.C.	109,953	1,334,983
	Grainger P.L.C.	325,335	1,270,262
	Greencore Group P.L.C.	373,596	1,208,545
	Greggs P.L.C.	96,356	2,863,383
	Gulf Keystone Petroleum, Ltd.	199,133	487,401
	GVC Holdings P.L.C.	177,707	2,054,778
	H&T Group P.L.C.	2,599	12,911
	Halfords Group P.L.C.	190,403	411,162
	Halma P.L.C.	72,840	2,021,781
	Hargreaves Lansdown P.L.C.	31,344	711,493
	Hastings Group Holdings P.L.C.	186,321	442,635
	Hays P.L.C.	831,499	1,700,460
	Headlam Group P.L.C.	39,397	271,411
	Helical P.L.C.	174,368	1,102,099
	Henry Boot P.L.C.	36,616	160,106
	Highland Gold Mining, Ltd.	27,555	76,235
	Hikma Pharmaceuticals P.L.C.	28,079	678,034
	Hill & Smith Holdings P.L.C.	67,054	1,254,395
	Hilton Food Group P.L.C.	13,235	183,646
	Hiscox, Ltd.	60,544	1,047,468
	Hochschild Mining P.L.C.	247,271	549,407
	HomeServe P.L.C.	115,256	1,947,631
*	Horizon Discovery Group P.L.C.	45,963	96,077
	Howden Joinery Group P.L.C.	314,734	2,855,234
	HSBC Holdings P.L.C.	160,618	1,167,722
	HSBC Holdings P.L.C., Sponsored ADR	277,592	10,073,814
	Hunting P.L.C.	243,999	438,846
	Huntsworth P.L.C.	68,679	59,144
	Hyve Group P.L.C.	426,640	554,249
	Ibstock P.L.C.	296,042	1,135,817
	IG Group Holdings P.L.C.	185,355	1,622,977
	IMI P.L.C.	164,140	2,385,900
	Imperial Brands P.L.C.	26,178	671,262
	Inchcape P.L.C.	313,757	2,719,410
*	Indivior P.L.C.	510,723	255,306
	Informa P.L.C.	67,233	686,785

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	InterContinental Hotels Group P.L.C., ADR	4,801	$294,717
	InterContinental Hotels Group P.L.C.	7,890	486,022
	Intermediate Capital Group P.L.C.	59,454	1,363,538
	International Consolidated Airlines Group SA	96,420	722,557
	International Personal Finance P.L.C.	187,926	390,846
	Intertek Group P.L.C.	21,290	1,615,443
	Investec P.L.C.	291,755	1,609,876
	iomart Group P.L.C.	5,469	27,469
*	IP Group P.L.C.	285,880	259,867
	ITV P.L.C.	343,813	612,540
	IWG P.L.C.	390,069	2,270,701
	J D Wetherspoon P.L.C.	70,915	1,450,723
	J Sainsbury P.L.C.	930,834	2,482,772
	James Fisher & Sons P.L.C.	32,870	854,855
	James Halstead P.L.C.	2,127	16,001
	JD Sports Fashion P.L.C.	182,877	1,977,670
	John Laing Group P.L.C.	137,593	643,566
#	John Menzies P.L.C.	70,679	402,198
	John Wood Group P.L.C.	481,969	2,385,697
	Johnson Matthey P.L.C.	13,037	446,987
	Jupiter Fund Management P.L.C.	218,507	1,108,623
*	Just Group P.L.C.	710,171	730,165
	Kainos Group P.L.C.	17,184	178,555
	KAZ Minerals P.L.C.	194,533	1,121,221
	Keller Group P.L.C.	69,607	765,836
#	Kier Group P.L.C.	97,630	115,405
	Kin & Carta P.L.C.	109,862	161,223
	Kingfisher P.L.C.	966,264	2,594,184
*	Lamprell P.L.C.	317,247	141,386
	Lancashire Holdings, Ltd.	160,961	1,589,443
	Legal & General Group P.L.C.	493,358	1,984,238
*	Liberty Global P.L.C., Class A	12,962	265,980
*	Liberty Global P.L.C., Class C	31,782	619,113
	Lloyds Banking Group P.L.C.	6,332,142	4,727,159
#	Lloyds Banking Group P.L.C., ADR	253,411	750,097
	London Stock Exchange Group P.L.C.	15,430	1,594,567
	Lookers P.L.C.	248,660	181,946
	Low & Bonar P.L.C.	678,552	115,995
	LSL Property Services P.L.C.	31,623	127,852
*	M&G P.L.C.	55,436	174,931
	Man Group P.L.C.	1,124,237	2,278,547
	Marks & Spencer Group P.L.C.	556,969	1,291,575
	Marshalls P.L.C.	166,424	1,734,131
	Marston's P.L.C.	755,257	1,045,413
	McBride P.L.C.	171,494	141,383
	McCarthy & Stone P.L.C.	264,396	514,887
	Mears Group P.L.C.	82,339	331,141
	Mediclinic International P.L.C.	258,022	1,254,912
	Meggitt P.L.C.	201,022	1,788,309
	Melrose Industries P.L.C.	506,545	1,552,401
	Micro Focus International P.L.C., Sponsored ADR	27,626	370,191
	Micro Focus International P.L.C.	113,048	1,518,176
*	Mitchells & Butlers P.L.C.	240,832	1,269,931
	Mitie Group P.L.C.	227,234	397,391
	MJ Gleeson P.L.C.	7,755	98,087
	Mondi P.L.C.	43,037	875,664
	Moneysupermarket.com Group P.L.C.	276,883	1,188,534
	Morgan Advanced Materials P.L.C.	264,555	1,088,339
	Morgan Sindall Group P.L.C.	29,334	708,337

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Mothercare P.L.C.	159,443	$32,611
	N Brown Group P.L.C.	178,636	192,903
#	Naked Wines P.L.C.	22,129	61,188
	National Express Group P.L.C.	298,089	1,757,851
	NCC Group P.L.C.	57,119	161,844
	Next Fifteen Communications Group P.L.C.	1,739	11,610
	Next P.L.C.	6,961	632,612
	NMC Health P.L.C.	3,427	58,280
	Norcros P.L.C.	25,367	96,440
#	Northgate P.L.C.	138,209	485,804
	Numis Corp. P.L.C.	16,841	63,469
	On the Beach Group P.L.C.	95,956	494,147
	OneSavings Bank P.L.C.	171,220	962,774
	Oxford Instruments P.L.C.	36,551	743,332
	Pagegroup P.L.C.	184,462	1,111,217
	Paragon Banking Group P.L.C.	282,688	1,894,399
*	Parkmead Group P.L.C. (The)	27,786	16,091
	PayPoint P.L.C.	32,296	425,155
	Pearson P.L.C.	42,452	316,859
#	Pearson P.L.C., Sponsored ADR	34,473	255,790
	Pendragon P.L.C.	1,196,608	194,804
	Pennon Group P.L.C.	96,547	1,409,223
	Persimmon P.L.C.	49,329	1,985,892
*	Petra Diamonds, Ltd.	820,864	103,004
	Petrofac, Ltd.	158,324	728,286
*	Petropavlovsk P.L.C.	2,044,277	489,907
	Pets at Home Group P.L.C.	418,995	1,557,892
	Pharos Energy P.L.C.	272,956	163,905
	Phoenix Group Holdings P.L.C.	304,252	3,037,218
	Photo-Me International P.L.C.	237,475	281,041
	Playtech P.L.C.	227,646	1,034,984
	Plus500, Ltd.	6,204	72,937
	Polar Capital Holdings P.L.C.	3,907	30,137
	Polypipe Group P.L.C.	145,012	1,035,017
	Porvair P.L.C.	5,901	61,158
*	Premier Foods P.L.C.	1,639,719	782,599
#*	Premier Oil P.L.C.	866,867	1,144,351
	Provident Financial P.L.C.	41,505	254,274
#	Prudential P.L.C., ADR	2,030	72,187
	Prudential P.L.C.	55,436	985,673
*	PureTech Health P.L.C.	36,735	150,065
	PZ Cussons P.L.C.	170,111	433,536
	QinetiQ Group P.L.C.	215,825	1,002,604
	Quilter P.L.C.	441,657	988,989
	Rank Group P.L.C.	120,029	452,376
	Rathbone Brothers P.L.C.	51,958	619,698
*	Raven Property Group, Ltd.	38,819	25,639
*	REA Holdings P.L.C.	1,822	4,117
	Reach P.L.C.	725,193	1,269,546
	Reckitt Benckiser Group P.L.C.	12,330	1,020,595
	Redde P.L.C.	94,639	122,530
	Redrow P.L.C.	175,504	1,839,223
	RELX P.L.C., Sponsored ADR	35,523	942,780
	RELX P.L.C.	1,141	30,203
	Renewi P.L.C.	854,238	401,441
	Renishaw P.L.C.	16,980	888,930
*	Renold P.L.C.	12,120	2,761
	Rentokil Initial P.L.C.	384,917	2,370,536
	Restaurant Group P.L.C. (The)	276,012	469,018

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Rhi Magnesita NV	7,622	$326,231
	Rhi Magnesita NV	875	36,829
	Ricardo P.L.C.	28,030	284,354
	Rightmove P.L.C.	289,082	2,505,340
	Rio Tinto P.L.C.	5,471	292,557
	Rio Tinto P.L.C., Sponsored ADR	52,825	2,822,440
	RM P.L.C.	21,947	82,422
	Robert Walters P.L.C.	33,331	265,130
*	Rockhopper Exploration P.L.C.	153,117	35,215
	Rolls-Royce Holdings P.L.C.	125,627	1,106,564
	Rotork P.L.C.	437,306	1,752,245
	Royal Bank of Scotland Group P.L.C.	257,077	736,321
	Royal Bank of Scotland Group P.L.C., Sponsored ADR	55,121	315,292
	Royal Dutch Shell P.L.C., Class A	42,151	1,106,910
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,774	8,436,504
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	102,022	5,435,732
	Royal Dutch Shell P.L.C., Class B	6,539	171,823
	Royal Mail P.L.C.	593,904	1,552,397
	RPS Group P.L.C.	170,296	390,884
	RSA Insurance Group P.L.C.	217,743	1,579,784
	Saga P.L.C.	961,436	530,476
	Sage Group P.L.C. (The)	118,808	1,156,671
*	Savannah Petroleum P.L.C.	103,820	24,367
	Savills P.L.C.	123,010	2,016,496
	Schroders P.L.C.	7,121	301,499
	Schroders P.L.C.	4,379	143,707
	SDL P.L.C.	39,817	324,107
	Secure Trust Bank P.L.C.	460	9,712
	Senior P.L.C.	341,631	751,723
	Severfield P.L.C.	75,262	85,493
	Severn Trent P.L.C.	17,651	600,656
	SIG P.L.C.	483,626	589,624
	Signature Aviation P.L.C.	458,144	1,756,796
#	Smith & Nephew P.L.C., Sponsored ADR	19,835	952,278
	Smith & Nephew P.L.C.	40,935	984,933
	Smiths Group P.L.C.	32,750	728,189
	Softcat P.L.C.	63,609	968,639
	Sophos Group P.L.C.	23,229	170,641
	Spectris P.L.C.	43,680	1,520,937
	Speedy Hire P.L.C.	315,480	331,461
	Spirax-Sarco Engineering P.L.C.	13,079	1,536,454
	Spire Healthcare Group P.L.C.	322,876	559,395
	Spirent Communications P.L.C.	321,554	939,324
*	Sportech P.L.C.	45,735	19,346
	SSE P.L.C.	73,158	1,456,267
	SSP Group P.L.C.	228,419	1,938,644
	St James's Place P.L.C.	112,148	1,686,671
	St. Modwen Properties P.L.C.	259,981	1,689,047
	Stagecoach Group P.L.C.	427,352	769,314
	Standard Chartered P.L.C.	479,016	3,983,228
	Standard Life Aberdeen P.L.C.	417,522	1,658,993
	SThree P.L.C.	78,123	375,600
#	Stobart Group, Ltd.	158,403	212,940
	Stock Spirits Group P.L.C.	84,661	227,255
	Superdry P.L.C.	43,269	218,462
	Synthomer P.L.C.	245,430	1,093,080
#	TalkTalk Telecom Group P.L.C.	176,147	275,222
	Tate & Lyle P.L.C.	162,934	1,703,231
	Taylor Wimpey P.L.C.	1,003,336	2,845,885

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ted Baker P.L.C.	26,392	$78,310
	Telecom Plus P.L.C.	45,647	908,858
	Tesco P.L.C.	615,713	2,002,617
	Topps Tiles P.L.C.	105,193	108,015
	TP ICAP P.L.C.	544,486	2,847,088
	Travis Perkins P.L.C.	205,910	4,206,114
	Tribal Group P.L.C.	7,500	7,124
	Trifast P.L.C.	47,627	120,184
	TT Electronics P.L.C.	100,427	314,353
	TUI AG	86,705	882,949
	TUI AG	44,549	456,427
	Tullow Oil P.L.C.	1,553,152	732,250
	Tyman P.L.C.	4,336	15,585
	U & I Group P.L.C.	131,215	310,011
	UDG Healthcare P.L.C.	7,849	77,637
	Ultra Electronics Holdings P.L.C.	63,422	1,888,906
	United Utilities Group P.L.C.	36,035	482,174
	Urban & Civic P.L.C.	42,797	204,975
	Vectura Group P.L.C.	550,029	681,677
	Vertu Motors P.L.C.	177,200	85,394
	Vesuvius P.L.C.	116,628	669,804
	Victrex P.L.C.	43,643	1,273,533
*	Virgin Money UK P.L.C.	489,015	1,056,434
	Vistry Group P.L.C.	147,666	2,688,131
	Vitec Group P.L.C. (The)	12,644	171,427
	Vodafone Group P.L.C.	1,755,059	3,448,195
	Vodafone Group P.L.C., Sponsored ADR	67,732	1,328,228
	Volex P.L.C.	2,165	4,706
	Watkin Jones P.L.C.	10,705	34,909
	Weir Group P.L.C (The)	42,248	749,744
	WH Smith P.L.C.	56,421	1,777,413
	Whitbread P.L.C.	8,306	489,629
	William Hill P.L.C.	481,604	1,099,782
	Wincanton P.L.C.	34,495	134,125
*	Wizz Air Holdings P.L.C.	3,856	212,551
	Wm Morrison Supermarkets P.L.C.	1,078,661	2,586,430
#	WPP P.L.C., Sponsored ADR	11,815	734,420
	WPP P.L.C.	186,700	2,321,344
*	Xaar P.L.C.	40,786	20,998
	XP Power, Ltd.	5,035	237,829
TOTAL UNITED KINGDOM			375,460,810
UNITED STATES — (0.1%)
*	Epsilon Energy, Ltd.	9,739	30,676
	Ovintiv, Inc.	119,828	1,872,918
	Ovintiv, Inc.	46,768	728,702
*	Sundance Energy, Inc.	5,254	56,947
TOTAL UNITED STATES			2,689,243
TOTAL COMMON STOCKS			2,580,466,630
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	8,532	475,583
	Biotest AG	11,540	273,816
	Draegerwerk AG & Co. KGaA	6,618	385,861
#	Fuchs Petrolub SE	27,770	1,230,729
	Henkel AG & Co. KGaA	3,227	328,194

International Vector Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Jungheinrich AG	31,493	$691,478
	Porsche Automobil Holding SE	29,603	1,996,157
#	Sartorius AG	5,122	1,191,960
	Schaeffler AG	2,972	29,649
	Sixt SE	11,719	812,880
	STO SE & Co. KGaA	1,570	184,054
	Villeroy & Boch AG	8,449	143,345
	Volkswagen AG	35,613	6,389,423
TOTAL GERMANY			14,133,129
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Emeco Holdings, Ltd. Rights 02/14/20	8,779	1,293
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	1,270	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	212,979	140,566
*	Pan American Silver Corp. Rights 02/22/29	122,913	81,123
*	Tervita Corp. Warrants 07/19/20	2,554	19
TOTAL CANADA			221,708
HONG KONG — (0.0%)
*	Guotai Junan International Holdings Ltd. Rights 09/03/20	607,666	0
NORWAY — (0.0%)
*	XXL ASA Rights 10/25/19	3,878	0
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	926,727	0
SWEDEN — (0.0%)
*	Anoto Group AB Warrants 04/30/21	4,010	245
TOTAL RIGHTS/WARRANTS			223,246
TOTAL INVESTMENT SECURITIES (Cost $2,331,200,548)			2,594,823,005

			Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@§	The DFA Short Term Investment Fund	12,784,405	147,941,140
TOTAL INVESTMENTS — (100.0%)
(Cost $2,479,120,306)^^			$2,742,764,145
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$193,611	$157,346,831	—	$157,540,442
Austria	—	16,251,216	—	16,251,216
Belgium	1,083,054	38,477,819	—	39,560,873

International Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$239,385,032	$1,274,519	—	$240,659,551
China	—	155,911	—	155,911
Denmark	—	45,647,211	—	45,647,211
Finland	—	49,828,449	—	49,828,449
France	320,695	187,308,476	—	187,629,171
Germany	4,289,187	171,727,537	—	176,016,724
Hong Kong	218,461	67,926,377	—	68,144,838
Ireland	4,601,392	15,671,159	—	20,272,551
Israel	1,904,818	20,426,559	—	22,331,377
Italy	4,644,060	79,043,901	—	83,687,961
Japan	11,299,907	627,320,672	—	638,620,579
Netherlands	6,916,902	74,773,738	—	81,690,640
New Zealand	9,466	13,745,021	—	13,754,487
Norway	32,708	23,321,256	—	23,353,964
Portugal	—	7,709,194	—	7,709,194
Singapore	—	28,663,831	—	28,663,831
Spain	2,074,600	49,003,654	—	51,078,254
Sweden	234,557	72,089,681	—	72,324,238
Switzerland	11,189,589	166,193,116	—	177,382,705
United Arab Emirates	3,766	8,644	—	12,410
United Kingdom	49,837,991	325,622,819	—	375,460,810
United States	2,689,243	—	—	2,689,243
Preferred Stocks
Germany	—	14,133,129	—	14,133,129
Rights/Warrants
Australia	—	1,293	—	1,293
Canada	—	221,708	—	221,708
Sweden	—	245	—	245
Securities Lending Collateral	—	147,941,140	—	147,941,140
TOTAL	$340,929,039	$2,401,835,106	—	$2,742,764,145

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$181,239,288
Investment in Dimensional Emerging Markets Value Fund		75,588,163
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,526,028	27,972,097
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $278,832,243)^^		$284,799,548
Summary of the Portfolio’s investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$284,799,548	—	—	$284,799,548
TOTAL	$284,799,548	—	—	$284,799,548

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.6%)
AUSTRALIA — (5.5%)
	A2B Australia, Ltd.	25,878	$25,383
	Accent Group, Ltd.	81,685	91,829
	Adelaide Brighton, Ltd.	73,673	177,914
*	Ainsworth Game Technology, Ltd.	27,497	13,434
*	Alkane Resources, Ltd.	50,459	26,843
	Alliance Aviation Services, Ltd.	13,679	23,818
	AMP, Ltd.	646,569	780,214
	Ansell, Ltd.	33,234	702,476
	AP Eagers, Ltd.	16,444	97,919
	ARQ Group, Ltd.	21,121	5,091
	AUB Group, Ltd.	9,565	82,891
	Aurelia Metals, Ltd.	75,876	22,372
	Austal, Ltd.	102,435	264,557
*	Austin Engineering, Ltd.	60,306	8,428
*	Australian Agricultural Co., Ltd.	100,941	75,018
	Australian Pharmaceutical Industries, Ltd.	118,673	103,784
	Australian Vintage, Ltd.	55,331	18,727
	Auswide Bank, Ltd.	2,707	11,129
	AVJennings, Ltd.	21,750	8,838
	Bank of Queensland, Ltd.	133,808	680,292
	Bapcor, Ltd.	44,682	186,741
*	Base Resources, Ltd.	147,181	22,988
	Beach Energy, Ltd.	443,972	774,445
	Bega Cheese, Ltd.	27,296	79,087
	Bell Financial Group, Ltd.	35,130	31,988
	Bendigo & Adelaide Bank, Ltd.	140,935	973,134
	Bingo Industries, Ltd.	102,500	189,277
	BlueScope Steel, Ltd.	117,966	1,104,040
	Boral, Ltd.	337,513	1,112,291
	Brickworks, Ltd.	22,609	298,847
	BWX, Ltd.	11,988	33,163
	Caltex Australia, Ltd.	52,110	1,188,316
*	Cardno, Ltd.	77,867	20,476
*	Cash Converters International, Ltd.	185,464	28,360
	Cedar Woods Properties, Ltd.	18,287	97,386
	Challenger, Ltd.	103,016	609,896
*	Clean TeQ Holdings, Ltd.	24,815	4,031
	Cleanaway Waste Management, Ltd.	407,020	549,709
*	ClearView Wealth, Ltd.	3,322	936
	CML Group, Ltd.	18,068	6,355
	Collection House, Ltd.	26,152	18,578
	Collins Foods, Ltd.	25,636	145,789
*	Cooper Energy, Ltd.	438,871	163,613
	Costa Group Holdings, Ltd.	39,553	71,987
	Crown Resorts, Ltd.	53,059	412,464
	CSR, Ltd.	102,646	329,063
	Decmil Group, Ltd.	50,244	13,666
	Domain Holdings Australia, Ltd.	65,663	164,552
	Downer EDI, Ltd.	112,470	550,940
	DWS, Ltd.	9,297	6,692
*	Eclipx Group, Ltd.	61,114	64,809
	Elders, Ltd.	25,260	124,292
*	Energy World Corp., Ltd.	217,995	10,400
	EQT Holdings, Ltd.	4,528	94,148
	Estia Health, Ltd.	63,584	103,881

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	EVENT Hospitality and Entertainment, Ltd.	17,248	$148,261
	Evolution Mining, Ltd.	260,244	656,812
*	Experience Co., Ltd.	7,899	1,140
	Finbar Group, Ltd.	16,583	9,549
*	Fleetwood Corp., Ltd.	20,567	28,715
	FlexiGroup, Ltd.	20,528	28,504
	Freedom Foods Group, Ltd.	12,694	40,642
	G8 Education, Ltd.	106,349	134,896
	Genworth Mortgage Insurance Australia, Ltd.	81,691	199,095
*	GrainCorp, Ltd., Class A	50,444	279,989
*	Greenland Minerals, Ltd.	178,631	14,733
	GTN, Ltd.	8,175	4,435
	GWA Group, Ltd.	55,053	130,759
	Harvey Norman Holdings, Ltd.	150,839	423,295
	Healius, Ltd.	129,863	254,185
	Helloworld Travel, Ltd.	4,703	13,247
*	Horizon Oil, Ltd.	289,312	23,962
	HT&E, Ltd.	73,859	83,956
	Huon Aquaculture Group, Ltd.	5,513	16,564
	IGO, Ltd.	144,518	583,667
	Imdex, Ltd.	51,718	49,990
	Incitec Pivot, Ltd.	464,128	1,007,737
*	Intega Group, Ltd.	77,867	22,264
	IOOF Holdings, Ltd.	69,754	363,468
*	iSelect, Ltd.	45,107	15,234
	IVE Group, Ltd.	28,394	43,814
	Japara Healthcare, Ltd.	61,133	39,391
	Jupiter Mines, Ltd.	301,697	58,037
	Link Administration Holdings, Ltd.	108,144	487,308
*	Lucapa Diamond Co., Ltd.	98,965	7,252
	MACA, Ltd.	67,337	43,017
	Macmahon Holdings, Ltd.	268,775	49,342
*	Mayne Pharma Group, Ltd.	404,418	121,360
	McPherson's, Ltd.	19,400	34,987
*	Medusa Mining, Ltd.	76,973	40,377
*	Mesoblast, Ltd.	60,557	118,236
#*	Metals X, Ltd.	140,780	7,447
	Metcash, Ltd.	239,115	414,373
	Michael Hill International, Ltd.	12,726	5,446
	Michael Hill International, Ltd.	35,939	15,187
	Mineral Resources, Ltd.	41,852	470,541
*	MMA Offshore, Ltd.	199,841	22,576
	Monash IVF Group, Ltd.	49,109	32,487
	Money3 Corp., Ltd.	40,091	65,496
	Mortgage Choice, Ltd.	16,038	14,162
*	Myer Holdings, Ltd.	241,875	70,527
	MyState, Ltd.	18,444	66,965
	Navigator Global Investments, Ltd.	25,565	54,539
	New Hope Corp., Ltd.	67,158	83,271
	Nine Entertainment Co. Holdings, Ltd.	366,679	453,540
	NRW Holdings, Ltd.	109,435	225,111
*	Nufarm, Ltd.	69,779	254,513
	oOh!media, Ltd.	43,285	97,258
*	Orocobre, Ltd.	32,253	66,125
	Orora, Ltd.	225,011	480,356
	OZ Minerals, Ltd.	92,577	618,370
	Pacific Current Group, Ltd.	11,396	48,388
*	Paladin Energy, Ltd.	29,535	1,692
	Paragon Care, Ltd.	72,738	19,933

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Peet, Ltd.	63,144	$56,932
	Pendal Group, Ltd.	5,947	34,802
	Perenti Global, Ltd.	195,781	198,460
	Perpetual, Ltd.	12,212	344,448
*	Perseus Mining, Ltd.	282,700	224,880
	Pioneer Credit, Ltd.	6,528	7,654
	Premier Investments, Ltd.	24,711	324,950
	Propel Funeral Partners, Ltd.	9,764	23,073
	QMS Media, Ltd.	71,047	57,590
	Qube Holdings, Ltd.	241,038	549,426
	Ramelius Resources, Ltd.	97,936	87,803
*	Red 5, Ltd.	100,000	20,522
	Reliance Worldwide Corp., Ltd.	94,820	282,081
*	Resolute Mining, Ltd.	247,450	194,359
	Ridley Corp., Ltd.	58,051	40,001
	RXP Services, Ltd.	37,395	12,107
	Sandfire Resources, Ltd.	46,323	170,137
	SeaLink Travel Group, Ltd.	5,781	16,657
	Select Harvests, Ltd.	25,902	146,998
*	Senex Energy, Ltd.	349,156	72,285
	Servcorp, Ltd.	9,721	28,694
*	Seven West Media, Ltd.	48,442	7,973
	SG Fleet Group, Ltd.	7,980	11,693
	Sigma Healthcare, Ltd.	198,428	79,162
*	Silver Lake Resources, Ltd.	219,062	242,729
	Sims, Ltd.	38,162	269,522
	Southern Cross Electrical Engineering, Ltd.	14,718	6,054
	Southern Cross Media Group, Ltd.	207,514	120,479
	SpeedCast International, Ltd.	40,831	21,257
	SRG Global, Ltd.	67,640	18,404
	St Barbara, Ltd.	95,681	178,357
	Star Entertainment Grp, Ltd. (The)	237,983	657,204
	Steadfast Group, Ltd.	141,586	359,781
	Sunland Group, Ltd.	37,093	43,791
	Super Retail Group, Ltd.	38,739	241,203
*	Superloop, Ltd.	55,252	32,214
	Tassal Group, Ltd.	56,527	161,666
*	Thorn Group, Ltd.	69,260	10,281
	TPG Telecom, Ltd.	58,659	291,622
	Tribune Resources, Ltd.	2,830	10,990
	Village Roadshow, Ltd.	23,962	64,474
*	Virgin Australia Holdings, Ltd.	220,246	21,401
	Virtus Health, Ltd.	19,783	56,865
	Vita Group, Ltd.	27,683	21,811
*	Vocus Group, Ltd.	179,980	403,366
	Webjet, Ltd.	10,712	83,064
	Webster, Ltd.	12,558	16,705
	Western Areas, Ltd.	76,028	128,656
*	Westgold Resources, Ltd.	68,079	101,268
	Whitehaven Coal, Ltd.	205,118	339,264
	Worley, Ltd.	92,765	927,243
	WPP AUNZ, Ltd.	65,277	25,114
TOTAL AUSTRALIA			29,821,292
AUSTRIA — (0.6%)
	Agrana Beteiligungs AG	3,056	64,986
	Austria Technologie & Systemtechnik AG	7,093	156,149
	EVN AG	10,956	216,178
	POLYTEC Holding AG	3,462	30,732

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
#	Porr AG	1,672	$29,145
	Raiffeisen Bank International AG	43,878	999,498
*	Semperit AG Holding	1,049	14,195
	Strabag SE	3,802	126,821
	UBM Development AG	988	53,370
	UNIQA Insurance Group AG	34,746	328,590
	Vienna Insurance Group AG Wiener Versicherung Gruppe	11,578	312,524
	voestalpine AG	15,500	375,345
	Wienerberger AG	21,092	598,428
*	Zumtobel Group AG	5,473	53,717
TOTAL AUSTRIA			3,359,678
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	4,768	763,775
	Ageas	28,214	1,555,763
*	AGFA-Gevaert NV	31,893	156,648
	Atenor	713	57,393
	Banque Nationale de Belgique	33	85,602
	Bekaert SA	7,742	196,549
	bpost SA	14,272	142,226
	Cie d'Entreprises CFE	1,496	163,131
	Deceuninck NV	15,841	34,826
	D'ieteren SA	5,483	353,903
	Euronav NV	42,244	419,743
	EVS Broadcast Equipment SA	1,337	30,202
*	Exmar NV	8,225	48,878
	Gimv NV	2,354	145,047
	Immobel SA	1,012	85,730
	Jensen-Group NV	937	35,686
	Ontex Group NV	16,190	293,441
	Orange Belgium SA	5,327	108,312
	Picanol	480	34,602
	Proximus SADP	21,727	619,048
	Recticel SA	10,448	89,198
	Resilux	100	15,636
	Sioen Industries NV	2,120	50,879
	Sipef NV	1,474	84,965
	Solvay SA	5,781	599,144
	TER Beke SA	132	17,057
*	Tessenderlo Group SA	5,297	178,216
	Van de Velde NV	1,002	31,106
*	Viohalco SA	1,948	7,879
TOTAL BELGIUM			6,404,585
BRAZIL — (2.0%)
	Alliar Medicos A Frente SA	8,300	40,738
	Anima Holding SA	6,600	56,883
	BK Brasil Operacao e Assessoria a Restaurantes SA	4,643	17,737
*	Brasil Brokers Participacoes SA	6,900	7,621
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,900	40,462
*	BRF SA	20,700	147,664
	Camil Alimentos S.A.	16,100	33,797
	Cia de Locacao das Americas	41,460	228,569
	Cia Hering	12,800	74,183
	Cia Siderurgica Nacional SA	149,600	450,623
	Cielo SA	214,568	354,223
	Cogna Educacao	345,807	938,280
	Construtora Tenda SA	33,442	279,399

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Cosan SA	23,894	$444,672
	CSU Cardsystem SA	11,000	29,153
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	73,400	545,024
	Direcional Engenharia SA	32,100	122,326
	Duratex SA	93,795	343,852
	Embraer SA	87,289	369,734
	Embraer SA, Sponsored ADR	17,660	297,394
*	Even Construtora e Incorporadora SA	50,800	198,450
	Ez Tec Empreendimentos e Participacoes SA	15,235	197,792
	Fras-Le SA	7,200	11,567
*	Gafisa SA	11,207	21,301
	Gerdau SA	8,500	36,282
	Grendene SA	73,400	196,586
	Guararapes Confeccoes SA	24,500	166,018
*	Helbor Empreendimentos SA	59,102	59,480
	Hypera SA	21,112	175,350
	Iguatemi Empresa de Shopping Centers SA	13,675	170,195
	Industrias Romi SA	4,100	15,806
	International Meal Co. Alimentacao SA, Class A	38,953	79,132
	Iochpe-Maxion SA	29,526	149,747
	JHSF Participacoes SA	39,476	72,544
	Kepler Weber SA	7,900	55,156
	Klabin SA	135,500	656,523
	M Dias Branco SA	9,800	94,027
	Mahle-Metal Leve SA	9,500	68,988
	Marcopolo SA	31,900	32,179
*	Marisa Lojas SA	8,732	27,342
*	Mills Estruturas e Servicos de Engenharia SA	27,900	59,870
	Movida Participacoes SA	30,276	148,814
	MRV Engenharia e Participacoes SA	80,100	390,344
	Multiplan Empreendimentos Imobiliarios SA	33,934	274,794
*	Paranapanema SA	3,147	18,709
	Petrobras Distribuidora S.A.	14,300	96,166
	Porto Seguro SA	26,484	408,954
	Portobello SA	25,600	35,746
	Qualicorp Consultoria e Corretora de Seguros SA	42,100	407,572
	Restoque Comercio e Confeccoes de Roupas SA	5,119	20,321
	Santos Brasil Participacoes SA	37,900	66,550
	Sao Carlos Empreendimentos e Participacoes SA	3,700	44,649
	Sao Martinho SA	36,952	216,314
	Ser Educacional SA	19,293	137,717
	SLC Agricola SA	31,800	169,151
	Sul America SA	68,386	1,006,005
	T4F Entretenimento SA	9,300	11,184
*	Tecnisa SA	73,800	31,536
	Tupy SA	18,296	106,334
	Ultrapar Participacoes SA	4,200	24,773
	Unipar Carbocloro SA	2,916	26,351
	Usinas Siderurgicas de Minas Gerais SA	24,000	57,498
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	18,559	76,141
*	Vulcabras Azaleia SA	17,600	35,014
TOTAL BRAZIL			11,177,306
CANADA — (7.2%)
*	5N Plus, Inc.	8,500	13,552
	Acadian Timber Corp.	3,300	40,945
*	Advantage Oil & Gas, Ltd.	43,500	72,642
	Aecon Group, Inc.	19,709	256,303

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	AGF Management, Ltd., Class B	22,400	$119,668
*	Aimia, Inc.	19,019	47,856
	AirBoss of America Corp.	3,100	20,192
*	Alacer Gold Corp.	107,323	504,420
	Alamos Gold, Inc., Class A	116,695	736,288
	Alamos Gold, Inc., Class A	1,380	8,694
	Alaris Royalty Corp.	11,300	186,569
	Algoma Central Corp.	2,700	26,176
	AltaGas, Ltd.	65,573	1,055,887
*	Americas Gold & Silver Corp.	8,600	25,409
*	Amerigo Resources, Ltd.	45,000	17,342
	ARC Resources, Ltd.	101,495	538,382
*	Argonaut Gold, Inc.	60,607	81,518
*	Asanko Gold, Inc.	46,170	43,260
*	Athabasca Oil Corp.	106,602	32,221
	AutoCanada, Inc.	6,478	63,830
	B2Gold Corp.	190,000	822,654
*	Baytex Energy Corp.	170,537	185,562
	Birchcliff Energy, Ltd.	79,334	104,907
*	Black Diamond Group, Ltd.	9,300	13,563
*	BlackBerry, Ltd.	80,856	493,222
	Bonavista Energy Corp.	96,043	37,012
	Bonterra Energy Corp.	6,394	16,137
	Caledonia Mining Corp. P.L.C.	1,100	11,470
*	Calfrac Well Services, Ltd.	22,700	16,638
	Cameco Corp.	71,365	575,385
	Cameco Corp.	24,071	194,253
	Canaccord Genuity Group, Inc.	13,712	50,977
	Canadian Western Bank	27,024	668,147
*	Canfor Corp.	13,400	120,391
	Canfor Pulp Products, Inc.	8,800	56,455
	CanWel Building Materials Group, Ltd.	15,457	61,669
*	Capstone Mining Corp.	118,700	63,682
	Cardinal Energy, Ltd.	28,829	50,539
	Cascades, Inc.	27,037	231,063
*	Celestica, Inc.	15,058	136,124
*	Celestica, Inc.	14,941	135,253
*	Centerra Gold, Inc.	73,446	588,278
	Cervus Equipment Corp.	2,400	15,360
	CES Energy Solutions Corp.	77,075	113,568
	Chesswood Group, Ltd.	2,600	19,646
*	China Gold International Resources Corp., Ltd.	61,049	52,127
	Cogeco, Inc.	1,500	105,093
*	Copper Mountain Mining Corp.	45,910	22,896
	Corus Entertainment, Inc., Class B	42,879	162,651
	Cott Corp.	36,100	552,384
	Crescent Point Energy Corp.	108,306	356,819
*	Detour Gold Corp.	56,000	1,002,871
	Dorel Industries, Inc., Class B	8,800	34,445
	DREAM Unlimited Corp., Class A	21,400	189,033
*	Dundee Precious Metals, Inc.	51,500	237,770
	Dynacor Gold Mines, Inc.	5,700	7,451
	Echelon Financial Holdings, Inc.	2,200	10,141
	ECN Capital Corp.	95,597	404,521
	E-L Financial Corp., Ltd.	300	184,525
*	Eldorado Gold Corp.	56,842	413,196
	Element Fleet Management Corp.	116,683	1,120,629
	Enerflex, Ltd.	26,929	205,925
	Enerplus Corp.	62,163	317,062

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Ensign Energy Services, Inc.	38,662	$68,945
	Equitable Group, Inc.	2,653	211,194
	Exchange Income Corp.	1,500	48,115
	Exco Technologies, Ltd.	10,100	57,239
*	EXFO, Inc.	7,100	27,791
	Finning International, Inc.	1,477	25,547
	First Quantum Minerals, Ltd.	149,128	1,167,422
*	Fortuna Silver Mines, Inc.	40,777	159,916
	Frontera Energy Corp.	8,265	58,768
*	GDI Integrated Facility Services, Inc.	2,700	67,735
*	Gear Energy, Ltd.	28,000	8,146
	Genworth MI Canada, Inc.	14,971	660,652
	GMP Capital, Inc.	22,300	32,690
	GoldMoney, Inc.	8,400	11,616
*	Gran Tierra Energy, Inc.	122,760	122,445
*	Guyana Goldfields, Inc.	34,600	18,563
*	Heroux-Devtek, Inc.	7,600	114,167
	High Arctic Energy Services, Inc.	10,100	14,348
	High Liner Foods, Inc.	6,800	42,494
*	Home Capital Group, Inc.	27,833	663,542
	Horizon North Logistics, Inc.	55,600	42,853
	Hudbay Minerals, Inc.	73,353	225,036
	iA Financial Corp., Inc.	12,581	692,364
*	IAMGOLD Corp.	157,772	470,908
*	Indigo Books & Music, Inc.	4,200	11,901
*	Interfor Corp.	15,644	165,613
*	Intertain Group, Ltd. (The)	3,800	34,292
*	Kelt Exploration, Ltd.	39,890	114,540
*	Kinross Gold Corp.	413,553	2,096,827
	KP Tissue, Inc.	3,200	25,631
	Lassonde Industries, Inc., Class A	500	53,102
	Laurentian Bank of Canada	17,468	566,911
*	Leagold Mining Corp.	11,400	31,356
	Leon's Furniture, Ltd.	8,700	106,498
	Linamar Corp.	15,526	511,511
	Lucara Diamond Corp.	52,116	32,686
	Lundin Mining Corp.	216,814	1,136,987
	Magellan Aerospace Corp.	4,179	44,461
*	Major Drilling Group International, Inc.	27,700	114,911
	Maple Leaf Foods, Inc.	3,700	72,468
	Martinrea International, Inc.	32,137	313,259
	Mediagrif Interactive Technologies, Inc.	2,900	15,120
*	MEG Energy Corp.	55,409	283,032
	Melcor Developments, Ltd.	4,500	43,456
*	Mountain Province Diamonds, Inc.	12,200	9,956
	Mullen Group, Ltd.	30,938	211,100
*	New Gold, Inc.	163,375	150,610
	NFI Group, Inc.	4,900	113,373
*	NuVista Energy, Ltd.	38,400	61,804
#*	Obsidian Energy, Ltd.	16,138	11,097
	OceanaGold Corp.	185,719	388,727
	Onex Corp.	17,729	1,137,367
	Osisko Gold Royalties, Ltd.	20,020	199,686
#*	Painted Pony Energy, Ltd.	17,827	7,678
	Pan American Silver Corp.	59,006	1,356,337
*	Paramount Resources, Ltd., Class A	16,672	76,090
*	Parex Resources, Inc.	30,636	484,981
	Park Lawn Corp.	6,223	140,551
	Peyto Exploration & Development Corp.	64,397	140,628

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	PHX Energy Services Corp.	11,400	$20,846
	Pinnacle Renewable Energy, Inc.	4,000	30,799
	Pizza Pizza Royalty Corp.	7,500	55,142
	Polaris Infrastructure, Inc.	6,400	69,736
*	Precision Drilling Corp.	87,600	103,261
*	Premier Gold Mines, Ltd.	52,283	62,815
*	Pretium Resources, Inc.	35,160	382,844
	Quarterhill, Inc.	34,899	51,159
	Reitmans Canada, Ltd., Class A	10,700	7,438
	Rocky Mountain Dealerships, Inc.	5,900	28,711
	Rogers Sugar, Inc.	21,100	76,371
*	Roxgold, Inc.	94,700	74,420
	Russel Metals, Inc.	19,698	319,717
*	Sandstorm Gold, Ltd.	33,712	231,302
	Secure Energy Services, Inc.	53,710	184,661
*	SEMAFO, Inc.	98,782	208,253
*	Seven Generations Energy, Ltd., Class A	86,316	433,080
	ShawCor, Ltd.	19,761	157,085
*	Sierra Wireless, Inc.	12,362	119,286
*	SSR Mining, Inc.	12,516	229,240
	Stantec, Inc.	1,600	47,574
*	Stars Group, Inc. (The)	14,913	355,824
	Stelco Holdings, Inc.	1,900	14,185
	Stella-Jones, Inc.	4,909	138,954
*	Storm Resources, Ltd.	23,000	25,722
	Superior Plus Corp.	30,934	269,977
	Supremex, Inc.	3,300	5,810
	Surge Energy, Inc.	100,296	75,787
*	Tamarack Valley Energy, Ltd.	61,000	77,898
*	Taseko Mines, Ltd.	51,903	23,924
*	Teranga Gold Corp.	31,550	179,516
	Tidewater Midstream and Infrastructure, Ltd.	94,505	77,124
	Timbercreek Financial Corp.	23,032	175,255
*	TMAC Resources, Inc.	9,000	17,954
	TORC Oil & Gas, Ltd.	41,245	119,677
*	Torex Gold Resources, Inc.	25,751	354,334
	Total Energy Services, Inc.	13,332	54,400
	Tourmaline Oil Corp.	83,893	846,283
	TransAlta Corp.	87,410	652,570
	Transcontinental, Inc., Class A	19,296	226,875
	TransGlobe Energy Corp.	24,100	30,776
*	Trican Well Service, Ltd.	83,475	65,600
*	Trisura Group, Ltd.	1,400	46,007
*	Turquoise Hill Resources, Ltd.	89,309	58,037
	Uni-Select, Inc.	12,251	112,387
	Vermilion Energy, Inc.	29,347	423,551
	VersaBank	3,835	21,560
	Wajax Corp.	6,900	77,738
	West Fraser Timber Co., Ltd.	15,631	626,232
	Western Forest Products, Inc.	121,355	98,118
	Whitecap Resources, Inc.	120,855	440,170
*	WildBrain, Ltd.	31,824	35,830
	Yamana Gold, Inc.	321,295	1,308,584
*	Yangarra Resources, Ltd.	16,000	13,541
TOTAL CANADA			39,273,631
CHILE — (0.1%)
	CAP SA	15,899	94,537
	Cia Pesquera Camanchaca SA	88,923	7,387

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
*	Cia Sud Americana de Vapores SA	3,372,880	$106,037
*	Empresa Nacional de Telecomunicaciones SA	14,904	97,735
	Empresas Hites SA	12,280	2,913
*	Empresas La Polar SA	604,208	11,154
	Grupo Security SA	236,229	53,433
	Itau CorpBanca	18,222,290	88,597
	Itau CorpBanca	900	6,489
*	Masisa SA	372,415	13,659
	Ripley Corp. SA	173,654	81,074
	Salfacorp SA	78,027	40,435
	Sigdo Koppers SA	38,449	47,565
	Sociedad Matriz SAAM SA	862,403	68,429
	Socovesa SA	37,323	10,955
	SONDA SA	32,964	25,493
TOTAL CHILE			755,892
CHINA — (5.5%)
*	21Vianet Group, Inc., ADR	12,329	113,920
	Agile Group Holdings, Ltd.	354,000	465,842
	AMVIG Holdings, Ltd.	64,000	15,416
	Angang Steel Co., Ltd., Class H	330,200	110,364
#	Anton Oilfield Services Group	432,000	39,900
	APT Satellite Holdings, Ltd.	47,000	17,481
	Asia Cement China Holdings Corp.	100,500	126,168
	AVIC International Holding HK, Ltd.	846,000	16,727
*	AVIC International Holdings, Ltd., Class H	88,000	91,642
	AviChina Industry & Technology Co., Ltd., Class H	342,000	142,279
	BAIC Motor Corp., Ltd., Class H	398,000	196,172
	Bank of Chongqing Co., Ltd., Class H	124,500	66,071
	Bank of Tianjin Co., Ltd., Class H	63,000	26,807
	Bank of Zhengzhou Co., Ltd., Class H	28,000	8,690
*	Baoye Group Co., Ltd., Class H	46,000	25,643
	BBMG Corp., Class H	521,000	139,192
	Beijing Capital International Airport Co., Ltd., Class H	224,000	180,412
	Beijing Capital Land, Ltd., Class H	413,999	108,264
*	Beijing Enterprises Clean Energy Group, Ltd.	2,900,000	19,556
	Beijing Enterprises Holdings, Ltd.	115,500	505,012
	Beijing Enterprises Water Group, Ltd.	22,000	9,784
	Beijing North Star Co., Ltd., Class H	176,000	50,028
*	Beijing Properties Holdings, Ltd.	452,000	10,962
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	83,000	24,044
	Best Pacific International Holdings, Ltd.	46,000	12,519
	Binhai Investment Co., Ltd.	52,000	9,089
*	Bitauto Holdings, Ltd., ADR	6,420	96,942
	Brilliance China Automotive Holdings, Ltd.	568,000	503,424
*	Brilliant Circle Holdings International, Ltd.	80,000	6,530
	BYD Electronic International Co., Ltd.	83,000	159,321
	Cabbeen Fashion, Ltd.	48,000	9,093
*	Capital Environment Holdings, Ltd.	1,066,000	18,846
*	CAR, Inc.	162,000	107,372
	Carrianna Group Holdings Co., Ltd.	118,000	11,023
	Central China Real Estate, Ltd.	207,000	118,878
*	CGN Meiya Power Holdings Co., Ltd.	292,000	36,607
	Chaowei Power Holdings, Ltd.	164,000	54,231
	Cheetah Mobile, Inc., ADR	10,429	36,084
	China Aerospace International Holdings, Ltd.	212,000	11,808
	China Agri-Industries Holdings, Ltd.	513,000	274,002
*	China Beidahuang Industry Group Holdings, Ltd.	344,000	3,647

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Cinda Asset Management Co., Ltd., Class H	1,968,000	$393,605
	China Coal Energy Co., Ltd., Class H	460,000	156,493
	China Communications Services Corp., Ltd., Class H	262,000	175,855
	China Development Bank Financial Leasing Co., Ltd., Class H	108,000	18,296
*	China Dili Group	158,800	48,560
#*	China Dynamics Holdings, Ltd.	520,000	5,716
*	China Eastern Airlines Corp., Ltd., ADR	920	20,967
#*	China Eastern Airlines Corp., Ltd., Class H	186,000	84,689
	China Electronics Huada Technology Co., Ltd.	240,000	23,062
	China Electronics Optics Valley Union Holding Co., Ltd.	656,000	38,069
	China Energy Engineering Corp., Ltd., Class H	1,348,000	158,036
	China Everbright Greentech Ltd.	97,000	45,693
	China Everbright Water, Ltd.	62,444	13,641
	China Fiber Optic Network System Group, Ltd.	344,000	2,325
	China Financial Services Holdings, Ltd.	244,000	12,323
	China Flavors & Fragrances Co., Ltd.	52,000	8,658
	China Foods, Ltd.	90,000	33,808
	China Glass Holdings, Ltd.	94,000	3,782
	China Harmony New Energy Auto Holding, Ltd.	209,500	107,340
	China High Speed Transmission Equipment Group Co., Ltd.	78,000	46,620
	China Hongqiao Group, Ltd.	250,000	122,851
*	China Huiyuan Juice Group, Ltd.	110,500	19,954
*	China Index Holdings, Ltd., ADR	8,311	25,266
	China International Marine Containers Group Co., Ltd., Class H	129,480	113,792
	China Jinmao Holdings Group, Ltd.	394,000	263,398
	China Lesso Group Holdings, Ltd.	358,000	460,169
	China Maple Leaf Educational Systems, Ltd.	76,000	27,088
	China Medical System Holdings, Ltd.	208,000	276,831
	China Merchants Land, Ltd.	330,000	49,322
	China Merchants Port Holdings Co., Ltd.	166,000	255,351
*	China Modern Dairy Holdings, Ltd.	341,000	42,271
	China National Building Material Co., Ltd., Class H	962,200	919,811
#	China Oil & Gas Group, Ltd.	1,360,000	45,274
	China Oriental Group Co., Ltd.	232,000	79,692
	China Overseas Grand Oceans Group, Ltd.	394,500	257,766
*	China Pioneer Pharma Holdings, Ltd.	35,000	8,445
*	China Properties Group, Ltd.	101,000	9,162
	China Reinsurance Group Corp., Class H	789,000	112,035
	China Resources Cement Holdings, Ltd.	464,000	519,101
#	China Resources Medical Holdings Co., Ltd.	181,000	96,174
#	China Sanjiang Fine Chemicals Co., Ltd.	169,000	34,559
	China SCE Group Holdings, Ltd.	409,000	214,886
*	China Shengmu Organic Milk, Ltd.	623,000	17,038
*	China Silver Group, Ltd.	182,000	17,778
	China South City Holdings, Ltd.	732,000	81,484
#	China Southern Airlines Co., Ltd., Class H	228,000	125,981
	China State Construction International Holdings, Ltd.	464,000	368,802
	China Taiping Insurance Holdings Co., Ltd.	287,600	597,430
*	China Tianrui Group Cement Co., Ltd.	32,000	28,993
	China Traditional Chinese Medicine Holdings Co., Ltd.	444,000	205,165
	China Travel International Investment Hong Kong, Ltd.	538,000	85,816
	China Vast Industrial Urban Development Co., Ltd.	68,000	23,745
*	China Water Industry Group, Ltd.	72,000	3,955
	China XLX Fertiliser, Ltd.	112,000	32,919
#*	China Yurun Food Group, Ltd.	98,000	8,123
#	China ZhengTong Auto Services Holdings, Ltd.	255,500	67,979
	China Zhongwang Holdings, Ltd.	432,000	143,023
#	Chinasoft International, Ltd.	400,000	233,585
	Chongqing Rural Commercial Bank Co., Ltd., Class H	560,000	256,030

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chu Kong Shipping Enterprise Group Co., Ltd.	78,000	$11,492
	CIFI Holdings Group Co., Ltd.	436,779	299,919
	CIMC Enric Holdings, Ltd.	88,000	44,920
*	CIMC-TianDa Holdings Co., Ltd.	380,000	10,785
	CITIC Resources Holdings, Ltd.	702,000	40,027
#*	Citychamp Watch & Jewellery Group, Ltd.	196,000	42,091
#	Clear Media, Ltd.	36,000	25,439
	Colour Life Services Group Co., Ltd.	83,000	38,815
	Comba Telecom Systems Holdings, Ltd.	280,193	101,068
	Concord New Energy Group, Ltd.	1,350,000	61,193
	Consun Pharmaceutical Group, Ltd.	46,000	23,560
	COSCO SHIPPING Development Co., Ltd., Class H	845,000	89,414
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	348,000	151,317
#	Cosmo Lady China Holdings Co., Ltd.	148,000	19,067
	CP Pokphand Co., Ltd.	1,350,000	117,493
#	CPMC Holdings, Ltd.	100,000	37,819
#*	CT Environmental Group, Ltd.	532,000	8,734
	Da Ming International Holdings, Ltd.	72,000	15,137
	Dawnrays Pharmaceutical Holdings, Ltd.	184,000	34,309
*	Differ Group Holding Co., Ltd.	190,000	11,103
	Dongyue Group, Ltd.	252,000	114,532
	EVA Precision Industrial Holdings, Ltd.	164,000	12,804
*	Fang Holdings, Ltd., ADR	8,311	21,609
	Fantasia Holdings Group Co., Ltd.	432,000	77,080
	Far East Horizon, Ltd.	510,000	450,592
	Fosun International, Ltd.	177,500	234,737
	Fufeng Group, Ltd.	302,000	116,699
#*	Fullshare Holdings, Ltd.	1,382,500	26,992
*	GCL New Energy Holdings, Ltd.	1,924,000	34,292
#*	GCL-Poly Energy Holdings, Ltd.	2,532,000	96,234
	Gemdale Properties & Investment Corp., Ltd.	938,000	126,549
	Genertec Universal Medical Group Co., Ltd.	221,500	151,356
*	Glorious Property Holdings, Ltd.	64,000	1,415
	Golden Wheel Tiandi Holdings Co., Ltd.	110,000	7,511
	Goldlion Holdings, Ltd.	60,000	16,706
#*	GOME Retail Holdings, Ltd.	1,306,000	119,842
*	Grand Baoxin Auto Group, Ltd.	71,000	11,362
#	Great Wall Motor Co., Ltd., Class H	595,500	393,483
	Greatview Aseptic Packaging Co., Ltd.	24,000	9,569
	Greenland Hong Kong Holdings, Ltd.	219,000	82,607
	Greentown China Holdings, Ltd.	201,500	239,341
	Guangshen Railway Co., Ltd., Class H	366,000	101,233
	Guangzhou R&F Properties Co., Ltd., Class H	218,400	329,451
	Guolian Securities Co., Ltd., Class H	62,000	20,737
#	Guorui Properties, Ltd.	215,000	42,235
*	Haichang Ocean Park Holdings, Ltd.	264,000	23,795
*	Harbin Bank Co., Ltd., Class H	258,000	46,541
#*	Harbin Electric Co., Ltd., Class H	166,000	43,351
*	Harmonicare Medical Holdings, Ltd.	118,000	11,623
#*	HC Group, Inc.	104,500	27,139
	Hilong Holding, Ltd.	231,000	22,079
	Hisense Home Appliances Group Co., Ltd., Class H	49,000	49,843
	HKC Holdings, Ltd.	41,000	33,602
*	Honghua Group, Ltd.	573,000	31,353
	Honworld Group, Ltd.	49,000	17,519
	Hopson Development Holdings, Ltd.	168,000	153,518
*	Hua Han Health Industry Holdings, Ltd.	764,000	52,136
#	Hua Hong Semiconductor, Ltd.	86,000	205,284
	Huaneng Renewables Corp., Ltd., Class H	1,274,000	521,091

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huishang Bank Corp., Ltd., Class H	173,800	$64,126
	Inner Mongolia Yitai Coal Co., Ltd., Class H	28,300	18,246
	Jiangxi Copper Co., Ltd., Class H	273,000	321,906
	Jiayuan International Group, Ltd.	210,000	75,315
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	29,399	11,019
#	Jingrui Holdings, Ltd.	113,000	33,298
*	JinkoSolar Holding Co., Ltd., ADR	7,188	134,416
	Joy City Property, Ltd.	934,000	93,086
	Ju Teng International Holdings, Ltd.	206,000	47,365
	Jutal Offshore Oil Services, Ltd.	50,000	3,797
	K Wah International Holdings, Ltd.	42,000	20,472
	Kaisa Group Holdings, Ltd.	927,000	384,404
*	Kangda International Environmental Co., Ltd.	94,000	9,384
*	Kasen International Holdings, Ltd.	46,000	20,047
	Kingboard Holdings, Ltd.	164,000	431,555
	Kingboard Laminates Holdings, Ltd.	208,000	212,510
	Kunlun Energy Co., Ltd.	538,000	416,720
	KWG Group Holdings, Ltd.	327,500	424,094
	Lai Fung Holdings, Ltd.	20,400	23,107
	Lee & Man Chemical Co., Ltd.	50,000	22,173
	Lee & Man Paper Manufacturing, Ltd.	353,000	243,819
#	Lee's Pharmaceutical Holdings, Ltd.	48,000	25,805
	Legend Holdings Corp., Class H	67,000	124,535
*	Lifestyle China Group, Ltd.	194,000	51,897
	Logan Property Holdings Co., Ltd.	272,000	411,153
	Lonking Holdings, Ltd.	461,000	120,916
	Maoye International Holdings, Ltd.	188,000	12,005
	Metallurgical Corp. of China, Ltd., Class H	337,000	65,628
	Minmetals Land, Ltd.	340,000	52,427
#*	Minsheng Education Group Co., Ltd.	54,000	8,277
	Minth Group, Ltd.	54,000	165,170
*	MMG, Ltd.	196,000	43,843
#	Modern Land China Co., Ltd.	247,600	34,408
	Nan Hai Corp., Ltd.	1,800,000	21,542
*	Nature Home Holding Co., Ltd.	88,000	16,380
	NetDragon Websoft Holdings, Ltd.	20,500	49,514
*	New World Department Store China, Ltd.	124,000	19,929
	Nexteer Automotive Group, Ltd.	121,000	88,956
	Nine Dragons Paper Holdings, Ltd.	381,000	360,049
#	NVC International Holdings, Ltd.	124,000	3,822
	O-Net Technologies Group, Ltd.	85,000	43,979
	Overseas Chinese Town Asia Holdings, Ltd.	50,000	15,330
#*	Ozner Water International Holding, Ltd.	117,000	8,924
#*	Panda Green Energy Group, Ltd.	574,000	18,738
*	Parkson Retail Group, Ltd.	316,500	22,022
	PAX Global Technology, Ltd.	197,000	91,288
	Poly Property Group Co., Ltd.	533,000	206,453
	Pou Sheng International Holdings, Ltd.	359,000	106,917
	Powerlong Real Estate Holdings, Ltd.	329,000	180,076
	Qinhuangdao Port Co., Ltd., Class H	148,000	25,533
	Red Star Macalline Group Corp., Ltd., Class H	50,200	37,670
	Ronshine China Holdings, Ltd.	110,500	116,857
	Sany Heavy Equipment International Holdings Co., Ltd.	250,000	120,877
	Seaspan Corp.	12,133	146,445
*	Secoo Holding, Ltd., ADR	3,720	23,659
*	Semiconductor Manufacturing International Corp.	399,000	728,549
	Shandong Chenming Paper Holdings, Ltd., Class H	93,000	36,258
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	28,600	18,242
	Shanghai Industrial Holdings, Ltd.	130,000	228,979

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Industrial Urban Development Group, Ltd.	526,000	$60,524
	Shanghai Jin Jiang Capital Co., Ltd., Class H	290,000	48,714
	Shanghai Prime Machinery Co., Ltd., Class H	150,000	13,993
#*	Shanghai Zendai Property, Ltd.	1,085,000	6,182
	Shengjing Bank Co., Ltd., Class H	76,500	67,547
	Shenzhen International Holdings, Ltd.	77,500	154,811
	Shenzhen Investment, Ltd.	911,199	314,656
	Shimao Property Holdings, Ltd.	147,500	475,982
	Shougang Fushan Resources Group, Ltd.	646,000	127,176
	Shui On Land, Ltd.	943,500	188,091
*	Shunfeng International Clean Energy, Ltd.	400,000	5,324
#	Sihuan Pharmaceutical Holdings Group, Ltd.	888,000	100,126
*	SINA Corp.	9,946	385,308
	Sinofert Holdings, Ltd.	518,000	50,402
	Sino-Ocean Group Holding, Ltd.	804,000	289,126
	Sinopec Engineering Group Co., Ltd., Class H	312,500	168,390
	Sinopec Kantons Holdings, Ltd.	254,000	98,862
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	432,000	109,840
	Sinosoft Technology Group, Ltd.	53,000	10,207
	Sinotrans, Ltd., Class H	449,000	137,396
	Sinotruk Hong Kong, Ltd.	181,000	310,785
*	Skyworth Group, Ltd.	422,000	112,668
#*	SMI Holdings Group, Ltd.	265,598	17,099
	SOHO China, Ltd.	533,500	203,406
	Springland International Holdings, Ltd.	261,000	74,855
*	SRE Group, Ltd.	1,708,000	10,701
#	Sun King Power Electronics Group	146,000	21,455
#*	Sunshine 100 China Holdings, Ltd.	231,000	41,850
	Symphony Holdings, Ltd.	90,000	9,836
*	Tarena International, Inc., ADR	5,537	12,624
	TCL Electronics Holdings, Ltd.	144,000	64,503
*	Tenwow International Holdings, Ltd.	120,000	1,102
	Texhong Textile Group, Ltd.	61,000	63,610
*	Textainer Group Holdings, Ltd.	5,751	55,178
#	Tian An China Investment Co., Ltd.	133,000	54,963
*	Tian Ge Interactive Holdings, Ltd.	100,000	22,445
#	Tian Shan Development Holding, Ltd.	62,000	23,941
	Tiangong International Co., Ltd.	156,000	52,881
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	54,000	17,302
	Tianjin Port Development Holdings, Ltd.	478,000	42,672
#	Tianneng Power International, Ltd.	142,000	95,056
*	Tibet Water Resources, Ltd.	488,000	31,972
	Tomson Group, Ltd.	180,160	45,831
	Tong Ren Tang Technologies Co., Ltd., Class H	87,000	80,522
	Tongda Group Holdings, Ltd.	890,000	93,581
#	Top Spring International Holdings, Ltd.	79,000	13,340
*	Tou Rong Chang Fu Group, Ltd.	1,212,000	6,913
	Trigiant Group, Ltd.	120,000	25,868
*	Tuniu Corp., Sponsored ADR	11,513	22,105
	Wasion Holdings, Ltd.	140,000	55,180
	West China Cement, Ltd.	698,000	112,157
	Xiamen International Port Co., Ltd., Class H	230,000	27,916
	Xingda International Holdings, Ltd.	263,086	71,246
	Xingfa Aluminium Holdings, Ltd.	46,000	42,603
	Xinyuan Real Estate Co., Ltd., ADR	9,848	32,695
	Xtep International Holdings, Ltd.	158,278	71,656
	Yadea Group Holdings, Ltd.	54,000	13,913
	Yanzhou Coal Mining Co., Ltd., Class H	422,000	311,367
	Yashili International Holdings, Ltd.	225,000	19,368

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yeebo International Holdings, Ltd.	102,000	$14,584
#	Yip's Chemical Holdings, Ltd.	78,000	24,574
*	Yiren Digital, Ltd., ADR	8,149	37,322
*	Youyuan International Holdings, Ltd.	79,000	1,984
	Yuexiu Property Co., Ltd.	1,738,000	347,897
	Yuzhou Properties Co., Ltd.	163,364	75,375
	Zhongsheng Group Holdings, Ltd.	67,500	248,423
	Zhou Hei Ya International Holdings Co., Ltd.	71,000	34,847
	Zhuhai Holdings Investment Group, Ltd.	104,000	15,972
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	57,100	192,269
TOTAL CHINA			29,946,898
COLOMBIA — (0.1%)
*	Corp. Financiera Colombiana SA	5,405	51,363
	Grupo Argos SA	38,703	197,815
	Grupo de Inversiones Suramericana SA	11,073	103,607
	Mineros SA	12,242	10,954
TOTAL COLOMBIA			363,739
DENMARK — (1.3%)
*	Agat Ejendomme A.S.	21,717	12,901
	Alm Brand A.S.	21,624	191,482
#*	Bang & Olufsen A.S.	9,001	53,861
	BankNordik P/F	1,321	22,799
	Brodrene Hartmann A.S.	569	25,409
	Columbus A.S.	16,530	22,217
	D/S Norden A.S.	7,133	96,081
	DFDS A.S.	11,348	476,562
*	Drilling Co. of 1972 A.S.	2,765	154,313
	FLSmidth & Co. A.S.	13,033	445,047
	GronlandsBANKEN A.S.	210	16,516
	H Lundbeck A.S.	6,183	262,730
*	H+H International A.S., Class B	7,071	134,797
*	Harboes Bryggeri A.S., Class B	929	8,594
	ISS A.S.	25,463	616,776
*	Jyske Bank A.S.	18,160	690,546
	Matas A.S.	11,922	112,529
*	NKT A.S.	6,370	137,012
	NNIT A.S.	2,174	34,321
	North Media A.S.	1,885	13,839
	Pandora A.S.	3,630	187,366
	Parken Sport & Entertainment A.S.	2,080	31,745
	Per Aarsleff Holding A.S.	7,522	228,638
	Ringkjoebing Landbobank A.S.	9,116	677,204
	Rockwool International A.S., Class A	983	211,010
	Rockwool International A.S., Class B	966	225,213
	RTX A.S.	2,583	87,908
	Scandinavian Tobacco Group A.S., Class A	19,548	255,625
	Schouw & Co., A.S.	4,228	346,038
	Solar A.S., Class B	1,306	62,261
	Spar Nord Bank A.S.	28,409	275,159
	Sydbank A.S.	19,263	419,156
	Tivoli A.S.	256	28,694
	Topdanmark A.S.	4,438	209,910
*	TORM P.L.C.	6,338	54,997
*	Vestjysk Bank A.S.	146,955	72,101
TOTAL DENMARK			6,901,357

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (1.6%)
*	Afarak Group Oyj	1,243	$677
	Ahlstrom-Munksjo Oyj	2,586	43,114
	Aktia Bank Oyj	10,563	111,862
	Asiakastieto Group Oyj	4,121	155,991
	Aspo Oyj	4,867	43,189
	Atria Oyj	4,682	49,876
	Bittium Oyj	5,009	36,972
	Cargotec Oyj, Class B	7,354	272,079
	Cramo Oyj	3,055	46,389
	Digia Oyj	2,936	14,934
	Finnair Oyj	17,318	101,104
	Fiskars Oyj Abp	10,426	139,120
*	HKScan Oyj, Class A	8,775	22,292
	Huhtamaki Oyj	19,766	878,509
	Ilkka-Yhtyma Oyj	2,558	10,930
	Kemira Oyj	31,129	470,289
	Kesko Oyj, Class A	3,965	250,354
	Kesko Oyj, Class B	12,588	851,024
	Konecranes Oyj	18,209	548,873
	Lassila & Tikanoja Oyj	3,903	66,492
	Metsa Board Oyj	34,502	208,958
	Metso Oyj	3,859	136,936
	Nokian Renkaat Oyj	25,164	676,632
	Olvi Oyj, Class A	2,500	107,926
	Oriola Oyj, Class A	4,300	10,150
	Oriola Oyj, Class B	35,427	84,231
	Outokumpu Oyj	81,236	279,054
*	Outotec Oyj	21,691	124,714
	Pihlajalinna Oyj	824	13,986
	Raisio Oyj, Class V	39,174	159,781
	Rapala VMC Oyj	2,534	8,376
	Sanoma Oyj	22,832	273,336
	Stora Enso Oyj, Class R	119,365	1,549,417
	Teleste Oyj	3,463	21,132
	Tokmanni Group Corp.	8,194	118,849
	Uponor Oyj	15,446	208,981
	Wartsila Oyj Abp	4,171	51,138
	YIT Oyj	44,137	315,081
TOTAL FINLAND			8,462,748
FRANCE — (4.7%)
	AKWEL	2,241	46,503
	Albioma SA	6,690	222,740
*	Amplitude Surgical SAS	3,965	7,068
	Arkema SA	18,073	1,656,015
	Assystem SA	2,003	69,709
	Atos SE	21,126	1,751,947
	Axway Software SA	1,894	24,426
	Beneteau SA	6,327	67,860
	Bigben Interactive	4,235	65,797
	Boiron SA	1,113	42,356
#	Bonduelle SCA	4,150	98,973
	Burelle SA	63	52,281
	Casino Guichard Perrachon SA	12,265	498,406
*	Cegedim SA	1,691	56,761
*	CGG SA	137,896	387,477
	Chargeurs SA	4,608	86,827
	Cie des Alpes	2,401	80,072
	Cie Plastic Omnium SA	10,083	253,955

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Coface SA	26,115	$321,796
	Derichebourg SA	28,861	104,676
	Eiffage SA	14,549	1,686,429
	Elior Group SA	30,294	424,725
	Elis SA	49,743	968,605
	Eramet	2,084	87,428
*	Esso SA Francaise	936	21,131
	Etablissements Maurel et Prom SA	14,368	40,318
#	Europcar Mobility Group	31,008	125,770
	Eutelsat Communications SA	46,088	690,773
	Exel Industries, Class A	396	19,437
	Faurecia SE	14,836	706,884
	Fleury Michon SA	380	12,185
*	Fnac Darty S.A.	4,331	211,019
	GL Events	2,053	48,164
	Groupe Crit	634	48,361
	Groupe Open	1,154	15,575
	Guerbet	1,201	46,396
	Haulotte Group SA	3,289	17,533
	HERIGE SADCS	241	7,695
	HEXAOM	794	31,855
#	Iliad SA	7,137	936,668
	Imerys SA	4,792	206,865
	Ingenico Group SA	7,869	915,110
	IPSOS	10,300	333,721
	Jacquet Metal Service SA	2,930	45,740
	Korian SA	14,231	649,227
	Lagardere SCA	21,381	405,845
	Laurent-Perrier	630	57,263
	Le Belier	479	19,197
	Linedata Services	828	26,812
	LISI	5,553	168,874
	Maisons du Monde SA	9,804	129,941
	Manitou BF SA	2,169	39,714
	Manutan International	765	54,552
	Mersen SA	4,973	162,922
	Nexans SA	7,808	379,869
	Nexity SA	11,826	570,937
	NRJ Group	4,442	30,683
*	OL Groupe SA	4,185	14,011
	Publicis Groupe SA	27,174	1,204,600
	Quadient	10,487	252,263
	Rexel SA	88,383	1,057,246
	Rothschild & Co.	7,481	200,894
	Samse SA	101	18,716
	Savencia SA	1,399	96,383
	SCOR SE	39,667	1,685,962
	Seche Environnement SA	1,014	46,175
	SES SA	59,392	728,903
	Societe BIC SA	4,093	276,296
	Sopra Steria Group	3,026	483,082
	SPIE SA	30,964	599,821
	Stef SA	974	89,423
	Sword Group	930	36,082
	Synergie SA	1,714	54,349
	Tarkett SA	9,449	130,462
	Television Francaise 1	18,336	138,044
	Thermador Groupe	183	11,122
	Total Gabon	282	41,947

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Trigano SA	386	$36,602
	Union Financiere de France BQE SA	1,051	23,775
	Valeo SA	53,015	1,574,606
*	Vallourec SA	86,238	217,163
	Vetoquinol SA	891	57,196
	Vicat SA	5,492	229,096
	VIEL & Cie SA	3,477	18,445
	Vilmorin & Cie SA	1,543	74,793
	Vranken-Pommery Monopole SA	1,043	21,436
TOTAL FRANCE			25,658,761
GERMANY — (5.1%)
	1&1 Drillisch AG	13,980	342,735
	7C Solarparken AG	4,336	18,213
	Aareal Bank AG	16,248	532,095
*	ADVA Optical Networking SE	13,991	115,437
*	AIXTRON SE	8,506	89,280
	All for One Group AG	250	15,137
	Allgeier SE	576	20,858
	Aurubis AG	10,111	550,126
	Bauer AG	2,540	44,855
	BayWa AG	4,365	128,262
	Bertrandt AG	1,590	92,044
	Bijou Brigitte AG	1,280	70,799
	Bilfinger SE	8,089	285,338
	Borussia Dortmund GmbH & Co. KGaA	10,069	98,372
*	CECONOMY AG	18,735	96,840
	CENTROTEC Sustainable AG	825	12,542
	Cewe Stiftung & Co. KGAA	292	33,306
	comdirect bank AG	4,263	65,671
	Commerzbank AG	311,524	1,787,673
#	Corestate Capital Holding SA	2,886	126,607
	Covestro AG	37,361	1,574,496
	CropEnergies AG	6,697	74,781
	Deutsche Lufthansa AG	50,749	773,092
	Deutsche Pfandbriefbank AG	41,103	662,027
	Deutz AG	42,249	220,653
*	Dialog Semiconductor P.L.C.	21,333	937,092
	DMG Mori AG	3,731	175,786
	Draegerwerk AG & Co. KGaA	699	31,832
	Duerr AG	7,662	229,392
	Elmos Semiconductor AG	3,728	115,421
	FORTEC Elektronik AG	585	12,769
	Fraport AG Frankfurt Airport Services Worldwide	6,941	516,251
	Freenet AG	36,568	811,201
	GEA Group AG	45,578	1,364,729
	Gerresheimer AG	4,906	388,079
	Gesco AG	2,252	47,401
	GFT Technologies SE	4,908	71,993
	Grammer AG	561	19,263
*	H&R GmbH & Co. KGaA	2,693	14,929
	Hapag-Lloyd AG	6,986	573,658
*	Heidelberger Druckmaschinen AG	58,273	57,505
	Hella GmbH & Co KGaA	8,758	411,607
	Highlight Communications AG	1,774	8,537
	HolidayCheck Group AG	11,225	29,061
	Hornbach Baumarkt AG	2,035	44,618
	Hornbach Holding AG & Co. KGaA	2,631	166,218
	Indus Holding AG	5,567	226,738

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Jenoptik AG	7,370	$202,554
	K+S AG	59,745	579,798
	KION Group AG	19,993	1,251,399
	Kloeckner & Co. SE	21,008	133,418
	Koenig & Bauer AG	2,894	76,718
	Krones AG	3,314	250,248
	KSB SE & Co. KGaA	12	4,138
	KWS Saat SE & Co., KGaA	2,810	173,516
	Lanxess AG	17,402	1,043,653
	Leifheit AG	2,166	57,275
*	Leoni AG	10,209	119,197
*	Manz AG	474	10,813
	Mediclin AG	5,270	30,289
	METRO AG	56,322	783,664
	MLP SE	20,468	127,575
*	Nordex SE	12,259	158,630
	Norma Group SE	3,920	142,911
	OSRAM Licht AG	28,719	1,443,941
	Patrizia AG	13,313	317,793
	PNE AG	16,656	81,092
	QSC AG	36,769	47,043
	Rheinmetall AG	12,040	1,287,623
	RHOEN-KLINIKUM AG	7,081	123,894
	RTL Group SA	2,371	107,733
	SAF-Holland SA	14,002	97,179
	Salzgitter AG	9,223	154,426
*	Schaltbau Holding AG	1,244	45,777
	Schloss Wachenheim AG	204	3,581
*	SGL Carbon SE	9,662	43,039
	Siltronic AG	1,160	124,256
	Sixt Leasing SE	2,437	36,041
*	SMA Solar Technology AG	2,710	99,731
*	SMT Scharf AG	967	10,702
	Softing AG	1,101	9,057
	Software AG	13,806	460,258
	Suedzucker AG	17,079	288,637
*	SUESS MicroTec SE	4,556	51,834
	Surteco Group SE	1,940	48,030
	Syzygy AG	1,064	8,763
	Takkt AG	9,644	126,613
*	Talanx AG	9,230	460,616
	Technotrans SE	1,533	33,639
*	Tele Columbus AG	5,946	22,303
	Telefonica Deutschland Holding AG	178,732	540,968
	Traffic Systems SE	1,246	30,716
	Uniper SE	24,830	813,447
	United Internet AG	25,514	824,831
	VERBIO Vereinigte BioEnergie AG	6,468	91,530
	Vossloh AG	2,607	114,907
	Wacker Chemie AG	4,104	294,528
	Wacker Neuson SE	9,369	150,423
	Wuestenrot & Wuerttembergische AG	6,846	145,201
TOTAL GERMANY			27,771,267
GREECE — (0.1%)
	AUTOHELLAS SA	704	6,009
	Bank of Greece	2,720	47,829
*	Ellaktor SA	29,101	54,907
*	GEK Terna Holding Real Estate Construction SA	2,052	18,599

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	Intracom Holdings SA	11,350	$10,489
*	Marfin Investment Group Holdings SA	113,313	12,906
	Mytilineos SA	8,333	85,385
*	National Bank of Greece SA	3,863	12,262
*	Piraeus Bank SA	47,585	168,987
TOTAL GREECE			417,373
HONG KONG — (1.6%)
	Aeon Credit Service Asia Co., Ltd.	2,000	1,549
	Agritrade Resources, Ltd.	135,000	3,553
	Allied Properties HK, Ltd.	374,000	69,736
*	Applied Development Holdings, Ltd.	475,000	12,019
	Asia Financial Holdings, Ltd.	32,000	16,200
	Associated International Hotels, Ltd.	12,000	29,240
*	Automated Systems Holdings, Ltd.	110,400	12,019
#	Bank of East Asia, Ltd. (The)	225,000	485,318
	BOC Aviation, Ltd.	43,200	398,274
	BOCOM International Holdings Co., Ltd.	134,000	18,450
	BOE Varitronix, Ltd.	149,000	43,378
#	Bright Smart Securities & Commodities Group, Ltd.	110,000	28,954
*	Brightoil Petroleum Holdings, Ltd.	238,000	34,475
*	Burwill Holdings, Ltd.	664,000	4,557
#	Cathay Pacific Airways, Ltd.	157,000	197,995
	Century City International Holdings, Ltd.	360,000	24,479
	Cheuk Nang Holdings, Ltd.	34,129	16,168
	Chevalier International Holdings, Ltd.	20,000	28,202
*	China Energy Development Holdings, Ltd.	1,454,000	32,092
*	China Tonghai International Financial, Ltd.	330,000	16,864
	Chong Hing Bank, Ltd.	43,000	68,192
	Chow Sang Sang Holdings International, Ltd.	82,000	95,743
	Chuang's Consortium International, Ltd.	180,000	30,756
	CITIC Telecom International Holdings, Ltd.	281,000	97,017
	CNQC International Holdings, Ltd.	115,000	15,468
	CNT Group, Ltd.	150,000	6,850
	CSI Properties, Ltd.	1,310,000	46,903
*	CW Group Holdings, Ltd.	183,500	1,023
	Dah Sing Banking Group, Ltd.	88,000	112,064
	Dah Sing Financial Holdings, Ltd.	39,200	140,930
	Eagle Nice International Holdings, Ltd.	44,000	15,630
	Emperor Capital Group, Ltd.	780,000	17,022
	Emperor International Holdings, Ltd.	270,000	52,824
#*	Esprit Holdings, Ltd.	499,100	89,102
	Far East Consortium International, Ltd.	278,882	120,010
#*	FIH Mobile, Ltd.	833,000	129,030
	First Pacific Co., Ltd.	576,000	180,794
*	First Shanghai Investments, Ltd.	208,000	9,913
	Fountain SET Holdings, Ltd.	142,000	21,879
	Get Nice Financial Group, Ltd.	105,050	9,909
	Get Nice Holdings, Ltd.	2,022,000	52,343
	Giordano International, Ltd.	210,000	53,676
#	Global Brands Group Holding, Ltd.	121,200	7,700
#*	Goodbaby International Holdings, Ltd.	231,000	42,342
	Great Eagle Holdings, Ltd.	20,000	60,979
#	Guotai Junan International Holdings, Ltd.	650,000	109,918
#	Haitong International Securities Group, Ltd.	568,657	163,579
	Hang Lung Group, Ltd.	208,000	513,999
	Hang Lung Properties, Ltd.	65,000	135,780
	Hanison Construction Holdings, Ltd.	105,877	15,026
	Harbour Centre Development, Ltd.	17,000	23,800

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	HKR International, Ltd.	199,040	$83,938
	Hon Kwok Land Investment Co., Ltd.	54,000	20,752
#*	Hong Kong Finance Investment Holding Group, Ltd.	274,000	28,866
	Hongkong & Shanghai Hotels, Ltd. (The)	134,000	134,583
	Hsin Chong Group Holdings, Ltd.	532,000	17,981
*	IPE Group, Ltd.	75,000	7,455
*	IRC, Ltd.	1,186,000	14,303
	IT, Ltd.	102,000	22,853
	ITC Properties Group, Ltd.	80,062	11,493
#	Jacobson Pharma Corp., Ltd.	180,000	37,733
	Johnson Electric Holdings, Ltd.	69,000	152,362
	Kader Holdings Co., Ltd.	136,000	11,981
	Kerry Logistics Network, Ltd.	131,500	209,781
	Kerry Properties, Ltd.	154,000	429,554
	Kingmaker Footwear Holdings, Ltd.	74,000	9,215
	Kowloon Development Co., Ltd.	55,000	65,715
	Lai Sun Development Co., Ltd.	58,800	69,553
	Lai Sun Garment International, Ltd.	60,200	71,430
*	Landing International Development, Ltd.	385,200	40,992
#	Landsea Green Group Co., Ltd.	264,000	26,085
	Li & Fung, Ltd.	1,326,000	116,119
	Liu Chong Hing Investment, Ltd.	40,000	51,418
	Luk Fook Holdings International, Ltd.	77,000	208,565
	Luks Group Vietnam Holdings Co., Ltd.	30,000	5,805
	Lung Kee Bermuda Holdings	32,000	10,017
*	Macau Legend Development, Ltd.	523,000	66,359
*	Meilleure Health International Industry Group, Ltd.	192,000	9,149
*	Midland Holdings, Ltd.	95,517	12,184
	Ming Fai International Holdings, Ltd.	106,000	10,829
	Miramar Hotel & Investment	48,000	89,263
	Modern Dental Group, Ltd.	151,000	27,163
	Mongolian Mining Corp.	202,300	13,154
	Nameson Holdings, Ltd.	134,000	9,200
#*	NewOcean Energy Holdings, Ltd.	242,000	34,227
	Pacific Andes International Holdings, Ltd.	668,000	2,357
	Pacific Basin Shipping, Ltd.	1,042,000	186,899
	Paliburg Holdings, Ltd.	86,000	28,799
*	PC Partner Group, Ltd.	28,000	6,504
	Pico Far East Holdings, Ltd.	74,000	20,018
	Polytec Asset Holdings, Ltd.	332,700	40,577
	Public Financial Holdings, Ltd.	76,000	27,316
	Regal Hotels International Holdings, Ltd.	68,000	33,925
	SAS Dragon Holdings, Ltd.	64,000	20,710
	Shangri-La Asia, Ltd.	304,000	280,219
	Shenwan Hongyuan HK, Ltd.	65,000	8,832
	Singamas Container Holdings, Ltd.	432,000	39,868
	Sino Land Co., Ltd.	256,000	348,886
	Sitoy Group Holdings, Ltd.	81,000	10,040
	SmarTone Telecommunications Holdings, Ltd.	36,000	26,379
	Soundwill Holdings, Ltd.	23,500	27,213
*	South China Holdings Co., Ltd.	190,000	3,834
	Stella International Holdings, Ltd.	95,500	132,330
	Sun Hung Kai & Co., Ltd.	143,000	63,901
	Tao Heung Holdings, Ltd.	133,000	21,112
	Television Broadcasts, Ltd.	73,000	111,760
	Texwinca Holdings, Ltd.	188,000	39,757
#	Town Health International Medical Group, Ltd.	764,000	50,759
	Transport International Holdings, Ltd.	41,600	104,874
*	Trinity, Ltd.	490,000	12,871

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Tsui Wah Holdings, Ltd.	58,000	$3,083
#	United Laboratories International Holdings, Ltd. (The)	170,000	111,268
	Vedan International Holdings, Ltd.	80,000	8,053
#	VSTECS Holdings, Ltd.	144,000	69,322
	Wai Kee Holdings, Ltd.	48,000	27,778
	Wharf Holdings, Ltd. (The)	225,000	555,805
	Win Hanverky Holdings, Ltd.	162,000	9,713
	Wing On Co. International, Ltd.	20,000	55,123
	Wing Tai Properties, Ltd.	72,000	45,184
	Yue Yuen Industrial Holdings, Ltd.	129,500	360,075
TOTAL HONG KONG			8,938,944
INDIA — (2.8%)
	Aarti Drugs, Ltd.	1,309	11,205
	ACC, Ltd.	653	13,758
	Adani Enterprises, Ltd.	47,929	153,241
	Adani Gas, Ltd.	47,929	111,217
*	Adani Transmissions, Ltd.	30,718	143,082
*	Aditya Birla Capital, Ltd.	41,420	57,328
	Advanced Enzyme Technologies, Ltd.	4,649	11,056
	Alembic, Ltd.	15,848	12,743
*	Allahabad Bank	70,815	17,572
	Allcargo Logistics, Ltd.	6,482	10,216
	Ambuja Cements, Ltd.	65,277	187,100
*	Andhra Bank	93,956	21,092
	Andhra Sugars, Ltd. (The)	1,664	7,392
*	Anup Engineering, Ltd.	897	7,578
	Apar Industries, Ltd.	1,626	8,835
	APL Apollo Tubes, Ltd.	43	1,182
	Apollo Tyres, Ltd.	59,452	138,495
*	Arvind Fashions, Ltd.	4,845	26,705
	Arvind, Ltd.	24,226	14,606
	Ashiana Housing, Ltd.	3,606	5,620
	Ashok Leyland, Ltd.	129,926	149,046
*	Ashoka Buildcon, Ltd.	5,092	8,110
*	Aster DM Healthcare, Ltd.	4,567	10,613
	Aurobindo Pharma, Ltd.	36,845	248,548
*	Bajaj Hindusthan Sugar, Ltd.	136,477	12,092
	Balmer Lawrie & Co., Ltd.	13,192	22,193
	Balrampur Chini Mills, Ltd.	23,334	54,054
	Banco Products India, Ltd.	3,807	5,488
*	Bank of Baroda	117,168	151,136
*	Bank of Maharashtra	144,375	26,467
	Bannari Amman Sugars, Ltd.	400	8,186
	BASF India, Ltd.	768	10,671
	BEML, Ltd.	1,599	21,850
	Bharat Electronics, Ltd.	86,675	109,321
	Bharat Heavy Electricals, Ltd.	142,826	85,300
	Bharti Infratel, Ltd.	4,492	15,633
	Birla Corp., Ltd.	4,098	45,528
*	Birlasoft, Ltd.	27,966	31,535
	Bliss Gvs Pharma, Ltd.	9,745	19,656
	Bodal Chemicals, Ltd.	4,733	4,873
	Borosil Glass Works, Ltd.	2,927	7,077
	Brigade Enterprises, Ltd.	11,602	38,501
	Cadila Healthcare, Ltd.	3,517	13,036
	Can Fin Homes, Ltd.	2,961	20,046
*	Canara Bank	23,229	65,556
	Ceat, Ltd.	4,557	63,758

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Century Textiles & Industries, Ltd.	3,284	$29,234
*	CG Power and Industrial Solutions, Ltd.	19,678	2,648
	Chambal Fertilizers & Chemicals, Ltd.	29,997	75,869
	Chennai Super Kings Cricket, Ltd.	33,314	197
*	Cholamandalam Financial Holdings, Ltd.	1,457	11,062
	Cholamandalam Investment and Finance Co., Ltd.	29,150	132,697
	City Union Bank, Ltd.	48,183	155,393
	Cochin Shipyard, Ltd.	5,431	28,901
*	Corp. Bank	88,140	28,876
*	Cox & Kings, Ltd.	17,636	234
	Cyient, Ltd.	10,755	74,230
*	Dalmia Bharat, Ltd.	9,063	110,909
	DB Corp., Ltd.	5,522	10,645
	DCB Bank, Ltd.	35,470	88,919
	DCM Shriram, Ltd.	8,218	42,672
	Delta Corp., Ltd.	9,086	22,925
	Dhanuka Agritech, Ltd.	1,860	13,471
	Dilip Buildcon, Ltd.	1,094	6,368
*	Dish TV India, Ltd.	89,232	16,129
	Dishman Carbogen Amcis, Ltd.	9,244	9,679
	DLF, Ltd.	65,689	238,882
	eClerx Services, Ltd.	2,848	24,941
	Edelweiss Financial Services, Ltd.	28,625	38,095
	EID Parry India, Ltd.	10,423	33,349
	EIH, Ltd.	22,745	44,629
	Engineers India, Ltd.	27,526	34,979
	Entertainment Network India, Ltd.	956	3,356
	Escorts, Ltd.	6,385	71,522
	Essel Propack, Ltd.	2,498	6,277
	Excel Industries, Ltd.	588	7,270
	Exide Industries, Ltd.	20,819	57,243
*	FDC, Ltd.	6,729	22,089
	Federal Bank, Ltd.	305,791	391,187
	Finolex Cables, Ltd.	4,481	24,978
	Finolex Industries, Ltd.	6,297	49,944
	Firstsource Solutions, Ltd.	49,505	30,253
*	Fortis Healthcare, Ltd.	72,224	154,713
*	Future Enterprises, Ltd.	26,832	8,971
	Gabriel India, Ltd.	5,953	9,443
	Gateway Distriparks, Ltd.	6,831	13,262
*	Gayatri Projects, Ltd.	10,332	7,874
	GHCL, Ltd.	6,025	15,666
	GIC Housing Finance, Ltd.	4,302	9,234
	Glenmark Pharmaceuticals, Ltd.	20,546	89,039
	Godfrey Phillips India, Ltd.	2,053	34,686
	Granules India, Ltd.	24,708	50,453
	Great Eastern Shipping Co., Ltd. (The)	12,230	51,483
	Greaves Cotton, Ltd.	12,308	23,268
	Gujarat Alkalies & Chemicals, Ltd.	3,823	21,205
	Gujarat Ambuja Exports, Ltd.	5,661	12,169
*	Gujarat Fluorochemicals, Ltd.	5,043	43,668
	Gujarat Mineral Development Corp., Ltd.	25,917	22,109
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	8,616	23,439
	Gujarat Pipavav Port, Ltd.	36,112	44,168
	Gujarat State Petronet, Ltd.	12,995	46,032
	HBL Power Systems, Ltd.	28,986	7,756
	Heritage Foods, Ltd.	1,009	5,238
	Hero MotoCorp, Ltd.	3,094	107,950
	HFCL, Ltd.	103,165	24,405

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hikal, Ltd.	9,005	$15,597
	HIL, Ltd.	480	9,415
	Himadri Speciality Chemical, Ltd.	6,520	6,030
	Himatsingka Seide, Ltd.	2,776	4,949
	Hindalco Industries, Ltd.	174,867	461,459
	Hinduja Global Solutions, Ltd.	1,469	13,836
	Honda SIEL Power Products, Ltd.	598	10,074
	Huhtamaki PPL, Ltd.	2,798	9,719
*	IDFC First Bank, Ltd.	293,401	166,920
	IDFC, Ltd.	193,597	94,751
*	IFCI, Ltd.	141,393	12,697
	IIFL Finance, Ltd.	13,052	30,804
*	IIFL Securities, Ltd.	13,052	9,907
	IIFL Wealth Management, Ltd.	2,506	46,871
	India Cements, Ltd. (The)	48,461	55,484
	Indiabulls Housing Finance, Ltd.	40,187	172,498
*	Indiabulls Integrated Services, Ltd.	3,287	5,463
*	Indiabulls Real Estate, Ltd.	23,120	33,709
	Indiabulls Ventures, Ltd.	7,901	19,571
*	Indian Bank	19,369	28,093
	Indian Hume Pipe Co., Ltd.	4,202	15,197
*	Indian Overseas Bank	113,513	16,149
	Indo Count Industries, Ltd.	8,158	6,052
	Indoco Remedies, Ltd.	2,710	8,516
	INEOS Styrolution India, Ltd.	1,405	15,716
*	Intellect Design Arena, Ltd.	7,679	18,218
	ITD Cementation India, Ltd.	5,292	4,472
	J Kumar Infraprojects, Ltd.	5,857	12,690
	Jagran Prakashan, Ltd.	17,230	16,296
	Jai Corp., Ltd.	13,925	21,701
*	Jain Irrigation Systems, Ltd.	70,388	6,988
*	Jammu & Kashmir Bank, Ltd. (The)	39,640	15,224
	JB Chemicals & Pharmaceuticals, Ltd.	3,415	23,744
	Jindal Saw, Ltd.	28,520	35,849
*	Jindal Stainless Hisar, Ltd.	6,241	6,709
*	Jindal Stainless, Ltd.	31,443	17,630
*	Jindal Steel & Power, Ltd.	67,984	166,793
	JK Cement, Ltd.	2,985	57,836
	JK Lakshmi Cement, Ltd.	4,450	22,238
	JK Paper, Ltd.	12,273	22,035
	JK Tyre & Industries, Ltd.	17,886	18,532
	JM Financial, Ltd.	37,220	55,002
	JMC Projects India, Ltd.	5,725	7,825
	JSW Energy, Ltd.	84,735	74,496
	Jubilant Life Sciences, Ltd.	13,841	111,848
*	Just Dial, Ltd.	2,562	20,087
	Jyothy Labs Ltd.	5,020	10,874
	Kalpataru Power Transmission, Ltd.	5,875	36,753
	Karnataka Bank, Ltd. (The)	30,949	31,905
	Karur Vysya Bank, Ltd. (The)	66,610	45,238
	Kaveri Seed Co., Ltd.	2,051	13,584
	KCP, Ltd. (The)	5,424	4,854
	KEC International, Ltd.	4,527	21,427
	Kiri Industries, Ltd.	1,161	6,235
	Kirloskar Brothers, Ltd.	3,469	7,177
	KNR Constructions, Ltd.	2,504	10,666
	Kolte-Patil Developers, Ltd.	3,052	11,330
*	KPIT Technologies, Ltd.	27,966	38,616
	KPR Mill, Ltd.	2,394	22,833

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	KRBL, Ltd.	6,415	$23,686
	KSB, Ltd.	1,337	13,853
	L&T Finance Holdings, Ltd.	63,253	103,381
	Lakshmi Machine Works, Ltd.	394	18,090
*	Lakshmi Vilas Bank, Ltd. (The)	26,803	5,685
	Laurus Labs, Ltd.	4,742	28,599
	LG Balakrishnan & Bros, Ltd.	1,438	6,221
	LIC Housing Finance, Ltd.	50,112	307,524
	Linde India, Ltd.	3,348	34,868
	Maharashtra Seamless, Ltd.	3,404	18,445
	Mahindra & Mahindra Financial Services, Ltd.	21,025	108,321
*	Mahindra CIE Automotive, Ltd.	19,585	48,013
	Mahindra Lifespace Developers, Ltd.	5,046	29,674
	Manappuram Finance, Ltd.	90,129	236,370
	Marksans Pharma, Ltd.	41,168	10,658
*	Max India, Ltd.	17,756	21,478
	Mayur Uniquoters, Ltd.	2,063	6,683
	MM Forgings, Ltd.	1,438	9,465
	MOIL, Ltd.	5,375	11,499
	Motherson Sumi Systems, Ltd.	35,324	65,782
	Motilal Oswal Financial Services, Ltd.	1,840	20,415
	Mphasis, Ltd.	7,423	96,254
	MRF, Ltd.	32	31,166
*	Music Broadcast, Ltd.	2,051	773
	Muthoot Finance, Ltd.	18,709	198,868
	Natco Pharma, Ltd.	3,830	34,019
	National Aluminium Co., Ltd.	84,556	50,456
	Nava Bharat Ventures, Ltd.	20,038	20,097
	Navneet Education, Ltd.	6,550	8,388
	NCC, Ltd.	83,988	63,950
	NESCO, Ltd.	2,733	28,621
	NIIT Technologies, Ltd.	52	1,406
	NIIT, Ltd.	10,551	14,508
	Nilkamal, Ltd.	568	11,244
	NOCIL, Ltd.	11,119	14,857
	Oberoi Realty, Ltd.	5,229	39,968
	Omaxe, Ltd.	6,338	13,769
*	Oriental Bank of Commerce	31,716	22,239
	Oriental Carbon & Chemicals, Ltd.	1,088	15,256
	Paisalo Digital, Ltd.	2,324	8,416
	Parag Milk Foods, Ltd.	5,742	11,142
*	PC Jeweller, Ltd.	12,602	3,935
	Persistent Systems, Ltd.	9,041	87,819
	Petronet LNG, Ltd.	100,509	374,721
	Phillips Carbon Black, Ltd.	8,230	14,359
	Phoenix Mills, Ltd. (The)	2,165	26,232
	Piramal Enterprises, Ltd.	15,526	335,154
	Piramal Enterprises, Ltd.	1,915	41,469
	PNB Housing Finance, Ltd.	4,483	27,209
	PNC Infratech, Ltd.	4,902	13,643
	Polyplex Corp., Ltd.	1,537	11,573
*	Power Finance Corp., Ltd.	121,025	197,103
	Power Mech Projects, Ltd.	880	9,068
	Praj Industries, Ltd.	14,719	23,278
	Prestige Estates Projects, Ltd.	25,451	137,147
	Prism Johnson, Ltd.	10,815	10,367
*	Procter & Gamble Health, Ltd.	844	52,329
	PTC India, Ltd.	42,176	34,219
*	Quess Corp., Ltd.	5,899	52,144

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Quick Heal Technologies, Ltd.	2,956	$5,218
	Radico Khaitan, Ltd.	2,473	13,738
	Rain Industries Ltd.	25,025	37,948
	Rajesh Exports, Ltd.	9,559	96,368
	Rallis India, Ltd.	9,419	30,960
	Rane Holdings, Ltd.	319	3,433
	Rashtriya Chemicals & Fertilizers, Ltd.	39,338	29,547
	Ratnamani Metals & Tubes, Ltd.	2,824	48,685
	Raymond, Ltd.	5,379	48,240
	RBL Bank, Ltd.	17,020	75,830
	REC, Ltd.	136,621	274,100
	Redington India, Ltd.	52,396	84,429
*	Reliance Home Finance, Ltd.	36,414	762
*	Reliance Power, Ltd.	60,076	1,469
	Repco Home Finance, Ltd.	7,631	35,477
	Sadbhav Engineering, Ltd.	6,474	11,883
	Sagar Cements, Ltd.	1,098	8,302
	Sasken Technologies, Ltd.	812	6,670
	Savita Oil Technologies, Ltd.	410	4,976
	Sequent Scientific, Ltd.	10,344	13,190
*	SH Kelkar & Co., Ltd.	2,898	4,551
	Sharda Cropchem, Ltd.	3,427	11,285
	Shilpa Medicare, Ltd.	4,949	18,526
*	Shipping Corp. of India, Ltd.	20,352	17,123
	Shriram City Union Finance, Ltd.	3,568	67,674
	Shriram Transport Finance Co., Ltd.	23,864	339,951
	SML ISUZU, Ltd.	912	7,169
	Sobha, Ltd.	10,497	65,966
	Somany Ceramics, Ltd.	1,443	4,332
*	Somany Home Innovation, Ltd.	5,251	11,553
	South Indian Bank, Ltd. (The)	161,551	23,735
	Steel Authority of India, Ltd.	49,525	32,118
	Sterlite Technologies, Ltd.	6,601	11,491
	Strides Pharma Science, Ltd.	7,333	47,463
	Subros, Ltd.	2,637	9,014
	Sun TV Network, Ltd.	7,797	51,318
	Sundaram Finance, Ltd.	2,625	60,388
	Sundaram-Clayton, Ltd.	286	8,839
	Sunteck Realty, Ltd.	5,883	32,817
	Supreme Petrochem, Ltd.	3,109	8,072
	Surya Roshni, Ltd.	3,026	7,584
	Suven Life Sciences, Ltd.	143	47
	Suven Pharmaceuticals, Ltd.	143	563
*	Syndicate Bank	56,590	19,125
	TAKE Solutions, Ltd.	10,021	13,409
	Tata Chemicals, Ltd.	17,002	178,942
	Tata Global Beverages, Ltd.	69,777	374,926
	Tata Metaliks, Ltd.	1,163	10,136
*	Tata Motors, Ltd.	217,152	533,495
	Tata Steel, Ltd.	46,191	281,362
*	Techno Electric & Engineering Co., Ltd.	5,088	21,302
	Tejas Networks, Ltd.	6,538	7,497
	Thirumalai Chemicals, Ltd.	9,560	8,709
	Thomas Cook India, Ltd.	7,399	5,814
	Tide Water Oil Co India, Ltd.	235	15,401
	Time Technoplast, Ltd.	20,605	15,641
	Timken India, Ltd.	1,321	18,314
	Tinplate Co. of India, Ltd. (The)	4,824	9,607
	Tourism Finance Corp. of India, Ltd.	2,756	2,790

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Transport Corp. of India, Ltd.	3,428	$12,779
	Trident, Ltd.	166,130	14,561
	Triveni Engineering & Industries, Ltd.	28,504	31,565
	Tube Investments of India, Ltd.	8,546	61,758
	TV Today Network, Ltd.	2,359	7,982
*	TV18 Broadcast, Ltd.	70,676	25,368
	TVS Srichakra, Ltd.	255	6,084
*	UCO Bank	45,994	10,048
	Uflex, Ltd.	7,003	20,554
	UltraTech Cement, Ltd.	411	25,398
	Unichem Laboratories, Ltd.	7,322	16,911
*	Union Bank of India	48,724	33,634
	UPL, Ltd.	95,160	700,489
*	VA Tech Wabag, Ltd.	2,666	7,999
	Vardhman Textiles, Ltd.	4,293	62,423
	Venky's India, Ltd.	427	9,995
	Vesuvius India, Ltd.	656	10,018
	Vindhya Telelinks, Ltd.	513	6,266
*	Vodafone Idea, Ltd.	282,345	21,016
	VST Tillers Tractors, Ltd.	380	7,229
	Welspun Corp., Ltd.	15,728	37,793
	Welspun Enterprises, Ltd.	9,490	10,462
	Welspun India, Ltd.	50,338	30,377
	West Coast Paper Mills, Ltd.	3,403	10,827
*	Wockhardt, Ltd.	6,164	30,319
	Wonderla Holidays, Ltd.	1,852	6,438
	Yes Bank, Ltd.	170,161	93,215
	Zee Entertainment Enterprises, Ltd.	99,614	373,643
	Zee Learn, Ltd.	20,982	5,514
	Zensar Technologies, Ltd.	10,425	24,943
TOTAL INDIA			15,412,520
INDONESIA — (0.5%)
	Adaro Energy Tbk PT	2,495,600	221,794
	Adhi Karya Persero Tbk PT	205,100	15,409
	AKR Corporindo Tbk PT	44,400	10,716
*	Alam Sutera Realty Tbk PT	2,956,900	42,780
	Aneka Tambang Tbk	1,788,580	93,975
	Astra Agro Lestari Tbk PT	70,500	61,165
	Astra Otoparts Tbk PT	172,500	15,124
*	Bank Artha Graha Internasional Tbk PT	2,457,100	9,870
*	Bank Bukopin Tbk	815,700	13,344
	Bank Maybank Indonesia Tbk PT	1,173,000	17,166
*	Bank Pan Indonesia Tbk PT	863,600	73,108
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	351,000	25,263
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	39,073
	Bank Tabungan Negara Persero Tbk PT	865,100	117,749
	Blue Bird Tbk PT	117,500	20,212
	Bukit Asam Tbk PT	544,800	87,528
*	Bumi Serpong Damai Tbk PT	1,460,000	118,379
	Ciputra Development Tbk PT	1,944,786	126,354
*	City Retail Developments Tbk PT	652,600	7,144
*	Delta Dunia Makmur Tbk PT	888,000	14,229
*	Eagle High Plantations Tbk PT	2,012,700	16,893
	Elnusa Tbk PT	671,700	13,288
	Erajaya Swasembada Tbk PT	353,600	40,793
*	Gajah Tunggal Tbk PT	335,500	12,128
*	Garuda Indonesia Persero Tbk PT	1,423,000	42,055
*	Global Mediacom Tbk PT	1,010,700	25,142

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indah Kiat Pulp & Paper Corp. Tbk PT	456,800	$223,958
	Indika Energy Tbk PT	467,500	32,541
	Indo Tambangraya Megah Tbk PT	56,500	41,371
	Indo-Rama Synthetics Tbk PT	25,700	4,414
	Intiland Development Tbk PT	333,900	7,128
	Japfa Comfeed Indonesia Tbk PT	250,400	27,350
	Jaya Real Property Tbk PT	516,300	20,187
	KMI Wire & Cable Tbk PT	369,600	13,017
*	Krakatau Steel Persero Tbk PT	704,932	13,994
*	Lippo Cikarang Tbk PT	233,310	12,621
*	Lippo Karawaci Tbk PT	6,781,250	113,980
	Malindo Feedmill Tbk PT	211,700	13,777
*	Medco Energi Internasional Tbk PT	1,479,266	75,675
*	MNC Investama Tbk PT	4,669,700	22,206
*	MNC Land Tbk PT	2,125,500	22,701
*	Modernland Realty Tbk PT	721,400	10,167
	Pan Brothers Tbk PT	807,100	16,525
*	Panin Financial Tbk PT	4,432,900	84,330
*	Paninvest Tbk PT	227,600	16,320
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	775,500	66,590
	PP Persero Tbk PT	391,600	39,267
	PP Properti Tbk PT	3,132,400	12,129
	Puradelta Lestari Tbk PT	499,500	10,116
	Ramayana Lestari Sentosa Tbk PT	124,400	9,723
*	Rimo International Lestari Tbk PT	4,191,900	15,388
*	Salim Ivomas Pratama Tbk PT	511,500	13,782
*	Sentul City Tbk PT	4,829,400	20,462
*	Siloam International Hospitals Tbk PT	49,600	23,927
	Sri Rejeki Isman Tbk PT	1,787,400	28,739
	Summarecon Agung Tbk PT	579,300	35,794
*	Surya Esa Perkasa Tbk PT	1,024,500	17,474
	Surya Semesta Internusa Tbk PT	835,700	40,023
	Tempo Scan Pacific Tbk PT	117,300	11,069
*	Tiga Pilar Sejahtera Food Tbk	413,000	953
	Timah Tbk PT	656,400	33,952
	Tiphone Mobile Indonesia Tbk PT	247,700	3,735
*	Trada Alam Minera Tbk PT	3,776,600	13,829
	Tunas Baru Lampung Tbk PT	599,800	36,556
*	Vale Indonesia Tbk PT	79,900	18,363
	Waskita Beton Precast Tbk PT	1,998,800	37,921
	Waskita Karya Persero Tbk PT	592,400	53,127
	Wijaya Karya Persero Tbk PT	837,300	115,190
*	XL Axiata Tbk PT	516,300	109,043
TOTAL INDONESIA			2,820,095
IRELAND — (0.8%)
	AIB Group P.L.C.	126,518	370,931
	Bank of Ireland Group P.L.C.	376,009	1,831,247
	C&C Group P.L.C.	125,501	593,715
	Cairn Homes P.L.C	154,438	209,812
	FBD Holdings P.L.C.	9,915	95,468
	Flutter Entertainment P.L.C.	10,939	1,240,879
	Glanbia P.L.C.	14,417	167,957
*	Permanent TSB Group Holdings P.L.C.	37,825	41,494
TOTAL IRELAND			4,551,503
ISRAEL — (0.6%)
*	Afcon Holdings, Ltd.	261	11,043

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Africa Israel Residences, Ltd.	561	$17,881
	Ashtrom Group, Ltd.	4,604	68,601
	Ashtrom Properties, Ltd.	6,570	41,761
*	Azorim-Investment Development & Construction Co., Ltd.	33,567	81,022
	Carasso Motors, Ltd.	3,347	15,991
*	Cellcom Israel, Ltd.	1,319	4,753
*	Cellcom Israel, Ltd.	7,697	27,324
*	Clal Insurance Enterprises Holdings, Ltd.	6,394	80,917
	Delta-Galil Industries, Ltd.	2,465	64,568
	Dor Alon Energy in Israel 1988, Ltd.	748	19,466
*	El Al Israel Airlines	74,521	20,661
	Electra Consumer Products 1970, Ltd.	727	14,347
*	Equital, Ltd.	3,439	91,644
	First International Bank Of Israel, Ltd.	12,464	348,524
	Formula Systems 1985, Ltd.	1,912	138,272
	Gilat Satellite Networks, Ltd.	3,073	28,712
	Hadera Paper, Ltd.	427	16,929
	Harel Insurance Investments & Financial Services, Ltd.	24,709	168,856
	Israel Canada T.R, Ltd.	9,390	21,647
	Israel Discount Bank, Ltd., Class A	37,946	172,109
	Israel Land Development - Urban Renewal, Ltd.	2,537	34,538
	Isras Investment Co., Ltd.	394	92,489
	Issta Lines, Ltd.	1,133	21,293
*	Kamada Ltd.	4,075	26,488
	Kenon Holdings, Ltd.	4,051	83,554
	Kerur Holdings, Ltd.	379	10,366
	Magic Software Enterprises, Ltd.	4,595	50,086
	Magic Software Enterprises, Ltd.	3,745	40,555
	Malam - Team, Ltd.	102	21,899
	Mediterranean Towers, Ltd.	17,414	53,792
*	Mehadrin, Ltd.	111	4,316
	Meitav Dash Investments, Ltd.	8,070	31,703
	Menora Mivtachim Holdings, Ltd.	5,669	75,293
	Migdal Insurance & Financial Holdings, Ltd.	90,712	73,355
	Minrav Holdings, Ltd.	105	16,885
	Naphtha Israel Petroleum Corp., Ltd.	6,846	35,733
*	Nawi Brothers, Ltd.	3,723	28,917
	Neto ME Holdings, Ltd.	264	14,719
	Oil Refineries, Ltd.	346,176	152,412
*	Partner Communications Co., Ltd.	20,307	90,035
	Paz Oil Co., Ltd.	1,757	213,103
	Phoenix Holdings, Ltd. (The)	20,746	113,677
	Plasson Industries, Ltd.	491	22,951
	Priortech, Ltd.	1,309	14,474
	Scope Metals Group, Ltd.	459	10,612
	Shalag Industries, Ltd.	2,618	6,554
	Shikun & Binui, Ltd.	38,420	188,233
	Telsys	571	13,420
*	Tower Semiconductor, Ltd.	14,423	323,913
	Union Bank of Israel	3,930	23,121
	YH Dimri Construction & Development, Ltd.	767	25,681
TOTAL ISRAEL			3,369,195
ITALY — (2.8%)
	A2A SpA	426,529	852,057
	ACEA SpA	14,080	328,356
*	Aeffe SpA	11,709	19,824
	Anima Holding SpA	84,236	399,286
	Ascopiave SpA	16,429	80,538

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	ASTM SpA	6,367	$185,971
	Autostrade Meridionali SpA	328	10,507
	Avio SpA	4,608	75,165
*	Banca Carige SpA	22,275	7
	Banca Farmafactoring SpA	3,646	22,421
	Banca Finnat Euramerica SpA	17,949	5,172
	Banca IFIS SpA	4,006	63,519
*	Banca Monte dei Paschi di Siena SpA	7,614	14,248
	Banca Popolare di Sondrio SCPA	126,467	272,364
	Banca Profilo SpA	114,968	26,236
	Banca Sistema SpA	15,855	29,842
*	Banco BPM SpA	469,718	960,398
	Banco di Desio e della Brianza SpA	6,054	19,451
*	BF SpA	7,454	31,839
	BPER Banca	126,828	582,517
	Buzzi Unicem SpA	1,580	22,186
	Buzzi Unicem SpA	18,218	425,452
	Cairo Communication SpA	21,556	56,870
	Cementir Holding NV	14,519	103,066
	CIR-Compagnie Industriali Riunite SpA	113,326	139,674
	Credito Emiliano SpA	27,218	143,250
*	Credito Valtellinese SpA	2,051,363	143,534
	Danieli & C Officine Meccaniche SpA	978	9,777
	Danieli & C Officine Meccaniche SpA	3,068	50,273
	De' Longhi SpA	2,163	40,758
	El.En. SpA	1,534	48,318
*	Elica SpA	8,847	32,716
	Emak SpA	24,049	22,032
	ERG SpA	13,082	309,168
	Esprinet SpA	7,745	40,187
*	Eurotech SpA	6,133	51,558
	Falck Renewables SpA	31,676	206,089
#*	Fincantieri SpA	128,750	116,895
	FNM SpA	40,686	33,318
#	Geox SpA	17,855	21,200
*	Guala Closures SpA	4,394	34,201
	Hera SpA	208,898	950,151
	Illimity Bank SpA	6,269	64,076
*	IMMSI SpA	62,616	33,784
	IVS Group SA	2,689	27,537
	La Doria SpA	3,265	32,079
	Leonardo SpA	74,629	916,890
	Massimo Zanetti Beverage Group SpA	4,097	26,635
#*	Mediaset SpA	91,865	242,604
	Mediobanca Banca di Credito Finanziario SpA	181,748	1,813,044
	Openjobmetis SpA agenzia per il lavoro	2,188	19,379
*	OVS SpA	48,268	91,862
	Piaggio & C SpA	41,919	114,549
	Pirelli & C SpA	90,463	438,123
	Prysmian SpA	22,002	488,050
	Reno de Medici SpA	44,457	37,406
	Retelit SpA	24,622	40,336
	Sabaf SpA	1,836	26,952
	SAES Getters SpA	1,822	58,411
#*	Saipem SpA	186,132	771,633
*	Salini Impregilo SpA	29,497	47,768
	Saras SpA	156,519	210,026
	Sesa SpA	1,512	84,925
	Societa Cattolica di Assicurazioni SC	47,642	376,748

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Sogefi SpA	11,260	$16,010
	SOL SpA	4,301	46,708
*	Telecom Italia SpA	333,728	179,180
	Telecom Italia SpA	270,913	142,437
	Tod's SpA	1,877	75,879
	Unione di Banche Italiane SpA	290,287	868,784
	Unipol Gruppo SpA	122,332	622,867
	UnipolSai Assicurazioni SpA	135,802	363,619
TOTAL ITALY			15,258,692
JAPAN — (18.5%)
	77 Bank, Ltd. (The)	18,600	281,828
	A&D Co., Ltd.	3,400	28,157
	Achilles Corp.	4,400	69,725
	AD Works Co., Ltd.	30,600	7,859
	ADEKA Corp.	24,800	358,398
	AEON Financial Service Co., Ltd.	19,900	310,889
	AFC-HD AMS Life Science Co., Ltd.	1,800	11,338
	Agro-Kanesho Co., Ltd.	900	11,948
	AGS Corp.	1,900	13,899
	Ahresty Corp.	4,400	20,911
	Aichi Bank, Ltd. (The)	3,100	95,407
	Aichi Corp.	13,400	87,717
	Aichi Steel Corp.	3,600	115,016
	Aichi Tokei Denki Co., Ltd.	600	23,781
	Aida Engineering, Ltd.	16,700	133,865
*	Aiful Corp.	42,100	114,210
	Air Water, Inc.	17,100	234,870
	Airport Facilities Co., Ltd.	7,000	35,134
	Aisan Industry Co., Ltd.	11,200	72,180
	Akatsuki Corp.	5,800	19,237
	Akita Bank, Ltd. (The)	5,100	92,979
	Albis Co., Ltd.	1,200	24,176
	Alconix Corp.	7,000	85,389
	Alinco, Inc.	4,500	49,015
	Alpen Co., Ltd.	5,900	88,458
	Alpha Corp.	2,400	28,164
	Alps Alpine Co., Ltd.	37,900	680,412
	Alps Logistics Co., Ltd.	4,800	35,989
	Amiyaki Tei Co., Ltd.	500	16,102
	Anabuki Kosan, Inc.	1,200	18,695
	AOI TYO Holdings, Inc.	6,500	40,780
	AOKI Holdings, Inc.	13,000	126,831
	Aomori Bank, Ltd. (The)	6,200	152,378
	Aoyama Trading Co., Ltd.	13,000	166,657
	Aozora Bank, Ltd.	29,700	800,292
	Arakawa Chemical Industries, Ltd.	5,500	76,020
	Arata Corp.	3,800	157,176
	Arcland Sakamoto Co., Ltd.	10,000	109,956
	Arcs Co., Ltd.	11,500	202,333
	Arealink Co., Ltd.	3,400	36,455
	Artnature, Inc.	6,100	43,639
	Asahi Broadcasting Group Holdings Corp.	2,400	16,442
	Asahi Co., Ltd.	1,600	19,241
	Asahi Diamond Industrial Co., Ltd.	17,100	93,527
	Asahi Kogyosha Co., Ltd.	1,300	40,355
	Asahi Printing Co., Ltd.	3,000	27,842
	Asahi Yukizai Corp.	5,300	81,862
	Asanuma Corp.	2,700	115,879

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asax Co., Ltd.	2,400	$15,716
	Ashimori Industry Co., Ltd.	900	11,190
	Asia Pile Holdings Corp.	10,700	53,527
	ASKA Pharmaceutical Co., Ltd.	5,900	66,337
	Autobacs Seven Co., Ltd.	4,700	68,489
	Avantia Co., Ltd.	2,800	25,672
	Avex, Inc.	4,500	50,017
	Awa Bank, Ltd. (The)	11,200	246,293
	Bando Chemical Industries, Ltd.	9,500	70,747
	Bank of Iwate, Ltd. (The)	4,900	119,034
	Bank of Kochi, Ltd. (The)	1,000	7,555
	Bank of Nagoya, Ltd. (The)	3,800	110,595
	Bank of Okinawa, Ltd. (The)	6,980	222,196
	Bank of Saga, Ltd. (The)	4,300	60,908
	Bank of the Ryukyus, Ltd.	14,400	138,260
	Bank of Toyama, Ltd. (The)	700	14,066
	Belluna Co., Ltd.	13,900	78,978
	Biofermin Pharmaceutical Co., Ltd.	1,100	24,200
	Bunka Shutter Co., Ltd.	17,800	142,292
	C Uyemura & Co., Ltd.	900	62,728
	Canon Electronics, Inc.	6,400	121,475
	Carlit Holdings Co., Ltd.	5,500	28,719
	Cawachi, Ltd.	4,800	93,573
	Central Glass Co., Ltd.	13,300	289,008
	Chiba Kogyo Bank, Ltd. (The)	17,300	55,347
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	4,100	48,306
	Chino Corp.	1,700	22,162
	Chiyoda Co., Ltd.	4,700	63,156
	Chori Co., Ltd.	3,900	76,482
	Chubu Shiryo Co., Ltd.	5,400	83,481
	Chuetsu Pulp & Paper Co., Ltd.	2,000	28,205
	Chugai Ro Co., Ltd.	2,700	42,465
	Chugoku Bank, Ltd. (The)	2,700	25,594
	Chugoku Marine Paints, Ltd.	13,400	124,541
	Chukyo Bank, Ltd. (The)	3,900	79,723
	Chuo Gyorui Co., Ltd.	500	13,201
	CI Takiron Corp.	9,000	56,557
	Citizen Watch Co., Ltd.	97,600	471,840
	CKD Corp.	11,400	180,406
	CK-San-Etsu Co., Ltd.	400	12,104
	Cleanup Corp.	6,800	41,886
	CMK Corp.	16,000	75,483
	cocokara fine, Inc.	2,700	166,264
	Coco's Japan Co., Ltd.	1,900	26,935
*	COOKPAD, Inc.	13,400	40,172
	Cosel Co., Ltd.	7,900	81,534
	Cosmo Energy Holdings Co., Ltd.	16,700	322,118
	Cosmos Initia Co., Ltd.	2,700	18,920
	Create Medic Co., Ltd.	1,500	14,850
	Credit Saison Co., Ltd.	51,500	826,111
	Cross Plus, Inc.	1,000	6,937
	CTI Engineering Co., Ltd.	3,300	72,862
	Dai Nippon Toryo Co., Ltd.	7,200	73,845
	Daicel Corp.	56,200	532,006
	Dai-Dan Co., Ltd.	4,200	101,821
	Daido Kogyo Co., Ltd.	2,100	15,111
	Daido Metal Co., Ltd.	14,800	91,603
	Daido Steel Co., Ltd.	8,500	325,042
	Daihatsu Diesel Manufacturing Co., Ltd.	4,600	26,931

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Daihen Corp.	4,500	$140,454
Daiho Corp.	5,000	124,228
Daiichi Jitsugyo Co., Ltd.	2,600	82,693
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	6,600	55,624
Dai-ichi Seiko Co., Ltd.	1,900	41,774
Daiken Corp.	3,900	66,644
Daiki Aluminium Industry Co., Ltd.	10,500	65,497
Daikoku Denki Co., Ltd.	2,500	36,742
Daikyonishikawa Corp.	8,700	59,386
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,500	92,956
Daio Paper Corp.	19,800	259,928
Daishi Hokuetsu Financial Group, Inc.	8,750	215,457
Daishinku Corp.	1,700	26,829
Daisue Construction Co., Ltd.	3,500	31,221
Daito Bank, Ltd. (The)	2,700	15,452
Daito Pharmaceutical Co., Ltd.	1,600	51,510
Daitron Co., Ltd.	2,700	41,753
Daiwabo Holdings Co., Ltd.	3,100	172,583
DCM Holdings Co., Ltd.	32,700	312,476
Denka Co., Ltd.	12,200	329,577
Dexerials Corp.	15,000	127,599
DIC Corp.	22,500	589,833
DKK-Toa Corp.	3,400	29,669
DKS Co., Ltd.	1,900	82,722
Doshisha Co., Ltd.	6,800	104,746
Doutor Nichires Holdings Co., Ltd.	9,300	175,770
DyDo Group Holdings, Inc.	2,600	97,789
Eagle Industry Co., Ltd.	8,000	71,144
Ebara Foods Industry, Inc.	1,400	28,101
Ebara Jitsugyo Co., Ltd.	2,100	42,934
EDION Corp.	22,000	227,434
EF-ON, Inc.	2,600	18,024
Ehime Bank, Ltd. (The)	10,200	104,698
Eidai Co., Ltd.	8,000	25,338
Eizo Corp.	4,900	159,950
Elematec Corp.	5,800	65,169
Endo Lighting Corp.	2,400	15,306
Enplas Corp.	2,700	72,485
Enshu, Ltd.	1,100	12,512
Eslead Corp.	2,300	42,252
ESPEC Corp.	4,900	99,205
Excel Co., Ltd.	1,800	26,354
Exedy Corp.	8,500	175,896
FALCO HOLDINGS Co., Ltd.	2,300	43,613
FCC Co., Ltd.	9,800	198,118
Feed One Co., Ltd.	35,500	58,414
Ferrotec Holdings Corp.	12,300	90,328
FIDEA Holdings Co., Ltd.	59,200	65,821
Fields Corp.	1,900	9,688
First Bank of Toyama, Ltd. (The)	14,900	41,961
First Brothers Co., Ltd.	1,800	19,916
First Juken Co., Ltd.	2,300	26,061
FJ Next Co., Ltd.	3,800	42,381
Foster Electric Co., Ltd.	7,800	115,917
France Bed Holdings Co., Ltd.	5,300	46,228
F-Tech, Inc.	4,900	34,009
Fudo Tetra Corp.	3,700	55,852
Fuji Co., Ltd.	5,600	93,896
Fuji Corp.	16,400	257,753

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Fuji Corp., Ltd.	6,900	$42,354
Fuji Oil Co., Ltd.	15,000	30,940
Fuji Pharma Co., Ltd.	2,800	35,242
Fujibo Holdings, Inc.	3,300	107,329
Fujicco Co., Ltd.	3,700	65,062
Fujikura Composites, Inc.	6,200	24,910
Fujikura Kasei Co., Ltd.	7,900	38,935
Fujikura, Ltd.	78,400	287,352
Fujimori Kogyo Co., Ltd.	4,300	132,070
Fujisash Co., Ltd.	25,800	21,452
Fujitec Co., Ltd.	11,000	179,174
Fujitsu Frontech, Ltd.	4,300	52,965
Fujiya Co., Ltd.	2,300	46,085
FuKoKu Co., Ltd.	3,700	24,441
Fukuda Corp.	2,100	92,994
Fukuda Denshi Co., Ltd.	1,300	88,170
Fukui Bank, Ltd. (The)	6,300	95,115
Fukuoka Financial Group, Inc.	39,760	689,015
Fukushima Bank, Ltd. (The)	5,700	12,216
Fukuyama Transporting Co., Ltd.	2,600	86,415
Furukawa Battery Co., Ltd. (The)	3,000	20,235
Furukawa Co., Ltd.	10,300	123,855
Furukawa Electric Co., Ltd.	20,100	466,711
Furuno Electric Co., Ltd.	9,100	89,319
Furusato Industries, Ltd.	3,200	49,567
Fuso Pharmaceutical Industries, Ltd.	2,300	40,854
Futaba Industrial Co., Ltd.	17,000	102,142
Fuyo General Lease Co., Ltd.	5,900	368,006
Gecoss Corp.	3,600	35,140
Geo Holdings Corp.	7,800	88,654
GL Sciences, Inc.	2,600	37,958
Glory, Ltd.	15,300	436,407
Glosel Co., Ltd.	6,000	24,990
Godo Steel, Ltd.	3,100	80,368
Goldcrest Co., Ltd.	6,100	104,860
Grandy House Corp.	4,100	18,509
GS Yuasa Corp.	9,300	183,494
GSI Creos Corp.	900	10,373
G-Tekt Corp.	5,700	81,852
Gunma Bank, Ltd. (The)	101,400	325,937
Gunze, Ltd.	4,600	183,409
H2O Retailing Corp.	28,900	261,970
Hagihara Industries, Inc.	2,900	42,299
Hagiwara Electric Holdings Co., Ltd.	1,800	41,721
Hagoromo Foods Corp.	500	12,200
Hakudo Co., Ltd.	1,700	22,724
Hakuto Co., Ltd.	4,700	54,531
Hakuyosha Co., Ltd.	600	15,544
Hamakyorex Co., Ltd.	1,600	48,120
Hanwa Co., Ltd.	11,200	270,102
Happinet Corp.	5,000	60,147
Hard Off Corp. Co., Ltd.	3,900	29,361
Harima Chemicals Group, Inc.	4,400	46,532
Haruyama Holdings, Inc.	2,000	15,826
Haseko Corp.	74,200	967,415
Hazama Ando Corp.	49,200	402,570
Heiwa Real Estate Co., Ltd.	8,900	262,294
Heiwado Co., Ltd.	8,700	152,009
Helios Techno Holding Co., Ltd.	4,900	19,406

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hirakawa Hewtech Corp.	4,100	$52,787
	Hiroshima Bank, Ltd. (The)	76,500	343,465
	Hiroshima Electric Railway Co., Ltd.	3,200	33,051
	Hitachi Capital Corp.	16,100	435,789
	Hitachi Zosen Corp.	53,500	200,719
	Hodogaya Chemical Co., Ltd.	2,600	88,113
	Hogy Medical Co., Ltd.	2,700	92,579
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	21,352
	Hokkan Holdings, Ltd.	2,600	46,214
	Hokko Chemical Industry Co., Ltd.	4,000	22,574
	Hokkoku Bank, Ltd. (The)	6,700	196,138
	Hokuetsu Corp.	39,600	182,543
	Hokuhoku Financial Group, Inc.	37,700	361,384
	Hokuriku Electric Industry Co., Ltd.	2,500	27,930
	Hokuriku Electrical Construction Co., Ltd.	3,200	32,781
	Honda Tsushin Kogyo Co., Ltd.	5,600	27,549
	H-One Co., Ltd.	5,000	32,764
	Honshu Chemical Industry Co., Ltd.	1,200	13,184
	Hoosiers Holdings	10,600	66,828
	Hosiden Corp.	17,000	186,333
	Hosokawa Micron Corp.	1,800	82,576
	Howa Machinery, Ltd.	3,900	30,701
	Hyakugo Bank, Ltd. (The)	65,400	195,898
	Hyakujushi Bank, Ltd. (The)	6,600	118,680
	Ibiden Co., Ltd.	26,900	619,617
	Ichiken Co., Ltd.	1,200	19,448
	Ichinen Holdings Co., Ltd.	6,700	92,661
	Ichiyoshi Securities Co., Ltd.	11,700	64,998
	IHI Corp.	27,500	651,297
	Iino Kaiun Kaisha, Ltd.	25,600	82,914
	IJTT Co., Ltd.	6,900	41,246
	Ikegami Tsushinki Co., Ltd.	800	8,613
	Imagica Group, Inc.	6,500	31,064
	Imasen Electric Industrial	4,400	35,691
	Inaba Denki Sangyo Co., Ltd.	11,400	285,230
	Inaba Seisakusho Co., Ltd.	3,800	47,389
	Inabata & Co., Ltd.	13,400	179,354
	Ines Corp.	7,000	101,543
	I-O Data Device, Inc.	2,400	23,202
	Iseki & Co., Ltd.	6,200	81,247
	Isetan Mitsukoshi Holdings, Ltd.	74,300	580,066
	Ishihara Sangyo Kaisha, Ltd.	10,300	86,340
	Itochu Enex Co., Ltd.	13,800	117,041
	Itochu-Shokuhin Co., Ltd.	1,600	73,503
	Itoham Yonekyu Holdings, Inc.	4,000	25,147
	Itoki Corp.	10,300	45,010
	IwaiCosmo Holdings, Inc.	6,600	78,294
	Iwaki & Co., Ltd.	6,000	28,965
	Iwaki Co., Ltd.	1,500	15,993
	Iwasaki Electric Co., Ltd.	1,300	16,867
	Iwatani Corp.	6,800	226,604
	Iyo Bank, Ltd. (The)	10,200	52,638
	J Front Retailing Co., Ltd.	59,800	719,804
	J Trust Co., Ltd.	22,400	84,614
	Jaccs Co., Ltd.	7,400	174,692
	Janome Sewing Machine Co., Ltd.	6,900	25,453
	Japan Asia Group, Ltd.	6,900	23,301
	Japan Cash Machine Co., Ltd.	5,700	42,920
*	Japan Display, Inc.	169,300	106,512

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Oil Transportation Co., Ltd.	700	$19,094
	Japan Pulp & Paper Co., Ltd.	3,300	122,092
	Japan Securities Finance Co., Ltd.	31,100	142,438
	Japan Steel Works, Ltd. (The)	18,500	331,157
	Japan Transcity Corp.	10,000	43,988
	Japan Wool Textile Co., Ltd. (The)	13,100	125,002
	Jimoto Holdings, Inc.	50,500	48,825
	JK Holdings Co., Ltd.	2,700	17,991
	JMS Co., Ltd.	5,000	40,208
	Joban Kosan Co., Ltd.	2,000	30,225
	J-Oil Mills, Inc.	2,900	109,042
	Joshin Denki Co., Ltd.	5,300	116,095
	JSP Corp.	3,800	66,225
	JTEKT Corp.	8,200	86,953
	Juki Corp.	9,300	64,292
	Juroku Bank, Ltd. (The)	9,300	191,876
	JVCKenwood Corp.	53,400	121,571
	Kaga Electronics Co., Ltd.	6,100	126,220
	Kamei Corp.	5,900	59,895
	Kanaden Corp.	5,000	60,708
	Kanagawa Chuo Kotsu Co., Ltd.	1,300	48,184
	Kanamoto Co., Ltd.	7,200	177,264
	Kandenko Co., Ltd.	13,700	129,013
	Kaneka Corp.	9,600	294,327
	Kaneko Seeds Co., Ltd.	1,700	19,873
	Kanematsu Corp.	22,100	283,355
	Kansai Mirai Financial Group, Inc.	14,395	83,041
	Kansai Super Market, Ltd.	3,800	35,279
	Kanto Denka Kogyo Co., Ltd.	11,000	101,477
	Kasai Kogyo Co., Ltd.	7,400	54,848
	Katakura & Co-op Agri Corp.	1,200	13,460
	Kato Sangyo Co., Ltd.	6,500	201,596
	Kato Works Co., Ltd.	3,400	50,631
	KAWADA TECHNOLOGIES, Inc.	1,400	81,464
	Kawai Musical Instruments Manufacturing Co., Ltd.	2,000	63,428
	Kawasaki Heavy Industries, Ltd.	24,400	481,040
*	Kawasaki Kisen Kaisha, Ltd.	19,500	257,126
	Kawata Manufacturing Co., Ltd.	1,900	17,250
	Keihin Corp.	13,300	310,894
	Keiyo Bank, Ltd. (The)	30,100	159,090
	Keiyo Co., Ltd.	9,800	48,312
	Kenko Mayonnaise Co., Ltd.	2,800	62,747
	KFC, Ltd.	700	13,301
	Kimura Unity Co., Ltd.	1,300	13,482
*	Kinki Sharyo Co., Ltd. (The)	800	11,910
	Kintetsu World Express, Inc.	10,300	164,255
	Kitagawa Corp.	2,800	55,877
	Kita-Nippon Bank, Ltd. (The)	2,100	40,989
	Kitano Construction Corp.	1,200	27,573
	Kitz Corp.	15,000	103,774
	Kiyo Bank, Ltd. (The)	19,300	275,741
*	KNT-CT Holdings Co., Ltd.	3,500	42,058
	Koa Corp.	5,700	60,248
	Koatsu Gas Kogyo Co., Ltd.	9,700	70,884
	Kobe Steel, Ltd.	100,700	459,847
	Kohnan Shoji Co., Ltd.	7,000	152,636
	Kohsoku Corp.	2,700	29,933
	Kojima Co., Ltd.	7,900	38,014
	Kokusai Co., Ltd.	2,400	16,407

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kokuyo Co., Ltd.	18,700	$276,401
	KOMAIHALTEC, Inc.	1,200	20,397
	Komatsu Matere Co., Ltd.	8,600	58,649
	Komatsu Wall Industry Co., Ltd.	1,800	35,283
	Komehyo Co., Ltd.	2,800	26,493
	Komeri Co., Ltd.	9,400	202,608
	Konaka Co., Ltd.	7,500	27,979
	Kondotec, Inc.	4,200	43,112
	Konica Minolta, Inc.	102,100	623,230
	Konishi Co., Ltd.	3,800	53,242
	Konoike Transport Co., Ltd.	8,200	115,786
*	Kosaido Co., Ltd.	6,500	53,259
	Krosaki Harima Corp.	1,200	71,183
	KRS Corp.	1,800	32,450
	KU Holdings Co., Ltd.	2,600	21,295
	Kumagai Gumi Co., Ltd.	3,400	97,056
	Kumiai Chemical Industry Co., Ltd.	27,200	208,642
	Kurabo Industries, Ltd.	4,600	97,982
	Kureha Corp.	4,900	274,848
	Kurimoto, Ltd.	3,400	65,363
	Kuriyama Holdings Corp.	2,000	13,014
*	KYB Corp.	6,300	169,491
	Kyodo Printing Co., Ltd.	2,200	59,822
	Kyoei Steel, Ltd.	6,900	121,023
	Kyokuto Boeki Kaisha, Ltd.	1,300	24,054
	Kyokuto Kaihatsu Kogyo Co., Ltd.	9,400	121,474
	Kyokuto Securities Co., Ltd.	7,000	47,686
	Kyokuyo Co., Ltd.	2,400	62,244
	KYORIN Holdings, Inc.	9,600	172,359
	Kyoritsu Printing Co., Ltd.	3,700	5,638
	Kyosan Electric Manufacturing Co., Ltd.	12,300	62,435
	Kyowa Electronic Instruments Co., Ltd.	6,500	25,111
	Kyowa Leather Cloth Co., Ltd.	4,900	35,113
	Kyushu Financial Group, Inc.	5,900	24,634
	Kyushu Leasing Service Co., Ltd.	2,800	15,343
	Land Business Co., Ltd.	3,000	21,260
*	Leopalace21 Corp.	4,100	11,782
	Lintec Corp.	10,400	224,812
	LIXIL VIVA Corp.	3,700	75,695
	Lonseal Corp.	700	13,466
	Look Holdings, Inc.	1,800	17,269
	Macnica Fuji Electronics Holdings, Inc.	15,100	225,493
	Maeda Corp.	8,000	76,362
	Maeda Road Construction Co., Ltd.	1,000	33,800
	Makino Milling Machine Co., Ltd.	6,900	258,106
	Marubun Corp.	5,500	30,368
	Marudai Food Co., Ltd.	6,100	118,044
	Marufuji Sheet Piling Co., Ltd.	600	12,430
	Maruha Nichiro Corp.	6,200	148,271
	Maruka Corp.	2,200	41,075
	Maruwa Co., Ltd.	1,400	101,737
	Maruyama Manufacturing Co., Inc.	1,100	14,934
	Maruzen CHI Holdings Co., Ltd.	3,000	9,943
	Maruzen Co., Ltd.	600	11,651
	Maruzen Showa Unyu Co., Ltd.	2,900	77,399
	Matsuda Sangyo Co., Ltd.	4,300	61,019
	Maxell Holdings, Ltd.	15,300	200,844
	Maxvalu Tokai Co., Ltd.	1,200	25,531
	Mebuki Financial Group, Inc.	263,780	584,557

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Megachips Corp.	3,200	$49,805
	Megmilk Snow Brand Co., Ltd.	10,200	238,541
	Meidensha Corp.	8,700	161,518
	Meiji Electric Industries Co., Ltd.	2,000	27,645
	Meiji Shipping Co., Ltd.	2,800	10,265
	Meisei Industrial Co., Ltd.	10,700	84,053
	Meiwa Corp.	7,300	39,622
	Meiwa Estate Co., Ltd.	2,900	16,364
	Mercuria Investment Co., Ltd.	3,100	20,513
	Michinoku Bank, Ltd. (The)	5,400	68,560
	Mikuni Corp.	6,100	18,325
	Mimaki Engineering Co., Ltd.	2,200	10,059
	Mimasu Semiconductor Industry Co., Ltd.	4,400	92,831
	Ministop Co., Ltd.	4,600	64,929
	Mirait Holdings Corp.	16,410	245,068
	Mitani Sangyo Co., Ltd.	7,800	25,498
	Mito Securities Co., Ltd.	18,500	38,026
	Mitsuba Corp.	11,500	67,460
	Mitsubishi Gas Chemical Co., Inc.	37,000	560,178
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	30,257
	Mitsubishi Logistics Corp.	9,100	230,554
	Mitsubishi Materials Corp.	23,400	588,526
	Mitsubishi Paper Mills, Ltd.	7,800	32,390
	Mitsubishi Pencil Co., Ltd.	700	10,233
	Mitsubishi Research Institute, Inc.	1,800	70,636
	Mitsubishi Shokuhin Co., Ltd.	4,300	124,181
	Mitsubishi Steel Manufacturing Co., Ltd.	4,700	42,796
	Mitsuboshi Belting, Ltd.	6,100	104,074
*	Mitsui E&S Holdings Co., Ltd.	21,500	179,551
	Mitsui Matsushima Holdings Co., Ltd.	1,600	16,817
	Mitsui Mining & Smelting Co., Ltd.	17,500	412,365
	Mitsui OSK Lines, Ltd.	37,300	896,873
	Mitsui Sugar Co., Ltd.	4,600	90,123
	Mitsui-Soko Holdings Co., Ltd.	5,900	96,401
	Mixi, Inc.	11,600	203,967
	Miyaji Engineering Group, Inc.	1,600	28,993
	Miyazaki Bank, Ltd. (The)	4,600	103,049
	Miyoshi Oil & Fat Co., Ltd.	1,800	19,453
	Mizuho Leasing Co., Ltd.	8,200	244,459
	Mizuno Corp.	6,100	147,046
	Modec, Inc.	5,900	130,151
	Monex Group, Inc.	42,200	100,389
	MORESCO Corp.	2,000	25,782
	Morinaga Milk Industry Co., Ltd.	3,600	137,665
	Morita Holdings Corp.	1,600	25,137
	Morito Co., Ltd.	4,900	35,411
	Mory Industries, Inc.	1,800	42,758
	MrMax Holdings, Ltd.	8,500	36,071
	Mugen Estate Co., Ltd.	4,100	26,147
	Musashi Seimitsu Industry Co., Ltd.	9,500	110,966
	Musashino Bank, Ltd. (The)	8,600	134,822
	Nachi-Fujikoshi Corp.	4,100	150,610
	Nadex Co., Ltd.	800	6,652
	Nafco Co., Ltd.	1,700	21,863
	Nagano Bank, Ltd. (The)	2,800	39,197
	Nagano Keiki Co., Ltd.	4,200	34,726
	Nagase & Co., Ltd.	33,200	456,754
	Nakabayashi Co., Ltd.	4,000	22,730
	Nakamuraya Co., Ltd.	900	33,464

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nakano Corp.	3,000	$13,348
	Nakayama Steel Works, Ltd.	8,000	35,997
	Nakayamafuku Co., Ltd.	4,300	21,160
	Nanto Bank, Ltd. (The)	8,500	201,205
	Natori Co., Ltd.	1,100	16,943
	NEC Capital Solutions, Ltd.	2,600	59,106
	Neturen Co., Ltd.	10,100	77,961
	NHK Spring Co., Ltd.	49,600	399,354
	Nicca Chemical Co., Ltd.	1,600	12,889
*	Nice Holdings, Inc.	1,200	13,993
	Nichias Corp.	4,400	104,876
	Nichiban Co., Ltd.	1,300	20,470
	Nichicon Corp.	14,900	134,621
	Nichiden Corp.	3,900	72,928
	Nichiha Corp.	4,300	103,354
	Nichi-iko Pharmaceutical Co., Ltd.	12,600	148,107
	Nichirin Co., Ltd.	2,750	48,938
*	Nihon Dempa Kogyo Co., Ltd.	3,100	13,846
	Nihon Denkei Co., Ltd.	1,400	16,350
	Nihon Flush Co., Ltd.	2,000	48,752
	Nihon House Holdings Co., Ltd.	13,000	55,218
	Nihon Nohyaku Co., Ltd.	14,600	74,386
	Nihon Parkerizing Co., Ltd.	13,800	143,127
	Nihon Plast Co., Ltd.	4,500	27,576
	Nihon Tokushu Toryo Co., Ltd.	3,100	36,581
	Nihon Yamamura Glass Co., Ltd.	2,700	30,029
	Niitaka Co., Ltd.	800	21,301
	Nikkato Corp.	2,400	15,295
	Nikkiso Co., Ltd.	9,800	121,814
	Nikkon Holdings Co., Ltd.	12,000	276,870
	Nippo Corp.	17,000	417,084
	Nippon Carbide Industries Co., Inc.	2,300	28,570
	Nippon Chemical Industrial Co., Ltd.	1,800	52,366
	Nippon Chemi-Con Corp.	5,000	75,573
	Nippon Chemiphar Co., Ltd.	500	13,685
	Nippon Coke & Engineering Co., Ltd.	52,300	37,776
	Nippon Concrete Industries Co., Ltd.	17,600	44,429
*	Nippon Denko Co., Ltd.	35,700	52,295
	Nippon Densetsu Kogyo Co., Ltd.	9,900	209,279
	Nippon Dry-Chemical Co., Ltd.	1,400	21,803
	Nippon Electric Glass Co., Ltd.	27,400	529,315
	Nippon Filcon Co., Ltd.	3,100	15,135
	Nippon Flour Mills Co., Ltd.	14,200	214,198
	Nippon Kayaku Co., Ltd.	24,300	284,946
	Nippon Kinzoku Co., Ltd.	900	6,838
	Nippon Kodoshi Corp.	800	9,627
	Nippon Koei Co., Ltd.	3,200	105,374
	Nippon Light Metal Holdings Co., Ltd.	186,000	354,896
	Nippon Paper Industries Co., Ltd.	29,800	484,962
	Nippon Pillar Packing Co., Ltd.	6,900	91,735
	Nippon Piston Ring Co., Ltd.	2,200	29,455
	Nippon Road Co., Ltd. (The)	2,100	142,492
	Nippon Seisen Co., Ltd.	1,200	40,701
	Nippon Sheet Glass Co., Ltd.	26,700	144,112
	Nippon Signal Co., Ltd.	14,500	182,847
	Nippon Soda Co., Ltd.	7,500	201,829
	Nippon Steel Trading Corp.	4,700	212,707
	Nippon Thompson Co., Ltd.	17,000	70,681
	Nippon Yakin Kogyo Co., Ltd.	4,400	83,632

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Nippon Yusen K.K.	49,800	$793,011
Nipro Corp.	8,900	101,328
Nishimatsu Construction Co., Ltd.	17,800	394,803
Nishimoto Co., Ltd.	400	13,381
Nishi-Nippon Financial Holdings, Inc.	43,100	284,185
Nishio Rent All Co., Ltd.	4,800	128,966
Nissan Shatai Co., Ltd.	18,400	174,686
Nissan Tokyo Sales Holdings Co., Ltd.	4,700	11,880
Nissei Plastic Industrial Co., Ltd.	3,700	31,784
Nissha Co., Ltd.	8,000	72,240
Nisshin Group Holdings Co., Ltd.	7,500	37,286
Nisshin Oillio Group, Ltd. (The)	7,100	237,572
Nisshinbo Holdings, Inc.	50,604	435,123
Nissin Corp.	4,100	63,084
Nissin Electric Co., Ltd.	8,100	96,686
Nissin Kogyo Co., Ltd.	12,400	250,674
Nitta Corp.	5,600	156,707
Nitta Gelatin, Inc.	3,800	22,879
Nittetsu Mining Co., Ltd.	1,600	65,045
Nitto Boseki Co., Ltd.	2,200	91,279
Nitto Fuji Flour Milling Co., Ltd.	400	23,436
Nitto Kogyo Corp.	6,600	136,630
Nitto Kohki Co., Ltd.	3,400	73,316
Nitto Seiko Co., Ltd.	8,700	46,013
Nittoc Construction Co., Ltd.	2,000	15,471
Noda Corp.	1,700	12,373
NOK Corp.	27,700	368,926
Noritake Co., Ltd.	3,000	119,257
Noritsu Koki Co., Ltd.	6,100	88,358
Noritz Corp.	10,000	123,223
North Pacific Bank, Ltd.	85,900	172,046
Nozawa Corp.	1,400	9,201
NS United Kaiun Kaisha, Ltd.	2,900	52,854
NTN Corp.	135,100	358,007
NuFlare Technology, Inc.	600	64,946
Odelic Co., Ltd.	1,100	48,631
Oenon Holdings, Inc.	8,600	30,005
Ogaki Kyoritsu Bank, Ltd. (The)	11,000	226,448
Ohara, Inc.	2,000	21,934
Ohmoto Gumi Co., Ltd.	200	9,286
OIE Sangyo Co., Ltd.	200	2,454
Oiles Corp.	6,700	93,483
Oita Bank, Ltd. (The)	4,300	99,526
Okabe Co., Ltd.	10,500	82,474
Okada Aiyon Corp.	1,100	12,304
Okamura Corp.	11,100	106,662
Okasan Securities Group, Inc.	44,400	155,693
Oki Electric Industry Co., Ltd.	10,200	126,992
OKUMA Corp.	7,200	328,049
Okumura Corp.	8,700	229,996
Okura Industrial Co., Ltd.	1,800	28,814
Okuwa Co., Ltd.	7,000	93,984
Olympic Group Corp.	2,600	14,443
Onoken Co., Ltd.	5,000	61,645
Onward Holdings Co., Ltd.	31,200	179,222
Orient Corp.	82,300	126,469
Origin Co., Ltd.	1,300	18,307
Osaka Organic Chemical Industry, Ltd.	3,700	60,833
Osaka Soda Co., Ltd.	3,100	82,337

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Osaki Electric Co., Ltd.	12,400	$70,978
	OSJB Holdings Corp.	12,500	30,838
	OUG Holdings, Inc.	600	14,854
	Ozu Corp.	1,300	23,762
	Pacific Industrial Co., Ltd.	12,200	145,367
	Pacific Metals Co., Ltd.	2,600	48,681
	Pack Corp. (The)	1,600	56,328
	Paltek Corp.	2,400	11,788
	Paramount Bed Holdings Co., Ltd.	1,800	74,513
	Parco Co., Ltd.	7,500	126,286
	Parker Corp.	2,000	10,546
	PC Depot Corp.	8,100	43,438
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	26,153
	Penta-Ocean Construction Co., Ltd.	63,500	375,053
	Piolax, Inc.	8,300	146,795
	Press Kogyo Co., Ltd.	29,000	95,461
	Pressance Corp.	8,900	99,093
	Prima Meat Packers, Ltd.	1,900	41,997
	Proto Corp.	5,200	65,284
	PS Mitsubishi Construction Co., Ltd.	10,400	67,756
	Punch Industry Co., Ltd.	4,100	17,727
	Raiznext Corp.	8,600	99,764
	Rasa Corp.	1,900	16,848
	Rasa Industries, Ltd.	1,600	20,810
	Raysum Co., Ltd.	4,400	39,233
	Rengo Co., Ltd.	31,200	218,620
	Restar Holdings Corp.	2,400	40,563
	Retail Partners Co., Ltd.	5,400	40,441
	Riberesute Corp.	2,000	16,423
	Ricoh Leasing Co., Ltd.	4,800	179,321
	Right On Co., Ltd.	6,100	33,177
	Riken Corp.	2,600	83,765
	Riken Keiki Co., Ltd.	4,100	79,595
	Riken Technos Corp.	11,500	51,127
	Riken Vitamin Co., Ltd.	1,400	50,294
	Rion Co., Ltd.	1,200	34,965
	Rix Corp.	600	9,429
	Roland DG Corp.	3,200	57,866
	Ryobi, Ltd.	7,300	118,230
	Ryoden Corp.	4,800	72,120
	Ryosan Co., Ltd.	2,600	60,131
	S Foods, Inc.	3,000	72,141
	S LINE Co., Ltd.	1,800	17,090
	Sac's Bar Holdings, Inc.	2,500	19,591
	Sakai Chemical Industry Co., Ltd.	4,000	81,256
	Sakai Heavy Industries, Ltd.	700	17,192
	Sakai Ovex Co., Ltd.	1,400	22,991
	Sakata INX Corp.	11,400	118,982
	Sala Corp.	16,900	94,710
	SAMTY Co., Ltd.	4,500	76,292
	San Holdings, Inc.	2,200	28,130
	San ju San Financial Group, Inc.	4,330	62,427
	San-A Co., Ltd.	2,800	114,496
	San-Ai Oil Co., Ltd.	16,300	162,709
*	Sanden Holdings Corp.	4,900	29,239
	Sanei Architecture Planning Co., Ltd.	3,100	42,405
	San-In Godo Bank, Ltd. (The)	41,300	226,499
	Sanki Engineering Co., Ltd.	12,700	172,614
	Sanko Gosei, Ltd.	2,000	6,434

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Sanko Metal Industrial Co., Ltd.	1,000	$23,915
Sankyo Tateyama, Inc.	7,700	100,215
Sanoh Industrial Co., Ltd.	7,100	66,604
Sansei Landic Co., Ltd.	1,300	10,297
Sansei Technologies, Inc.	800	6,202
Sansha Electric Manufacturing Co., Ltd.	4,900	35,313
Sanshin Electronics Co., Ltd.	1,700	26,153
Sanyo Chemical Industries, Ltd.	3,500	163,838
Sanyo Denki Co., Ltd.	2,800	136,308
Sanyo Special Steel Co., Ltd.	4,600	62,350
Sanyo Trading Co., Ltd.	4,600	57,365
Sapporo Holdings, Ltd.	8,100	195,845
Sato Shoji Corp.	5,000	43,656
Satori Electric Co., Ltd.	4,200	33,203
Sawada Holdings Co., Ltd.	6,000	52,537
Saxa Holdings, Inc.	1,300	24,172
Scroll Corp.	8,200	26,328
SEC Carbon, Ltd.	600	45,809
Secom Joshinetsu Co., Ltd.	945	34,762
Seika Corp.	3,500	40,966
Seikitokyu Kogyo Co., Ltd.	9,900	82,986
Seiko Holdings Corp.	7,700	187,699
Seiko PMC Corp.	2,300	19,574
Seino Holdings Co., Ltd.	44,600	570,085
Seiren Co., Ltd.	5,500	70,211
Sekisui Plastics Co., Ltd.	8,100	57,016
Senko Group Holdings Co., Ltd.	31,900	255,047
Senshu Electric Co., Ltd.	2,300	63,282
Senshu Ikeda Holdings, Inc.	78,000	142,401
Senshukai Co., Ltd.	7,900	33,132
Shibaura Electronics Co., Ltd.	600	15,727
Shibaura Mechatronics Corp.	900	30,430
Shibusawa Warehouse Co., Ltd. (The)	3,100	59,672
Shiga Bank, Ltd. (The)	13,200	316,885
Shikibo, Ltd.	2,500	35,060
Shikoku Bank, Ltd. (The)	11,200	97,946
Shikoku Chemicals Corp.	9,600	105,168
Shima Seiki Manufacturing, Ltd.	4,100	79,088
Shimachu Co., Ltd.	8,600	245,481
Shimamura Co., Ltd.	1,200	90,160
Shimizu Bank, Ltd. (The)	3,400	63,540
Shimojima Co., Ltd.	2,900	29,977
Shin Nippon Air Technologies Co., Ltd.	700	13,212
Shinagawa Refractories Co., Ltd.	1,700	46,261
Shindengen Electric Manufacturing Co., Ltd.	2,400	73,146
Shin-Etsu Polymer Co., Ltd.	13,600	115,581
Shinko Electric Industries Co., Ltd.	23,000	269,978
Shinko Shoji Co., Ltd.	9,800	74,939
Shinmaywa Industries, Ltd.	6,000	77,969
Shinnihon Corp.	7,700	64,101
Shinoken Group Co., Ltd.	5,100	56,770
Shinsei Bank, Ltd.	44,000	673,693
Shinsho Corp.	1,500	35,628
Shizuki Electric Co., Inc.	3,000	16,914
Shizuoka Gas Co., Ltd.	14,200	114,282
Shofu, Inc.	3,200	53,408
Showa Corp.	14,200	293,047
Showa Denko K.K.	28,400	679,119
Showa Sangyo Co., Ltd.	2,600	71,646

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sigma Koki Co., Ltd.	900	$11,471
	Sinanen Holdings Co., Ltd.	2,300	42,867
	Sinfonia Technology Co., Ltd.	7,000	78,158
	Sinko Industries, Ltd.	3,700	57,460
	SK-Electronics Co., Ltd.	2,400	40,120
	SKY Perfect JSAT Holdings, Inc.	43,800	188,410
	SMK Corp.	1,500	42,735
	Soda Nikka Co., Ltd.	6,400	35,420
	Sodick Co., Ltd.	13,600	105,660
	Sojitz Corp.	218,900	689,008
	Soken Chemical & Engineering Co., Ltd.	1,600	19,116
	Space Co., Ltd.	2,320	25,844
	Space Value Holdings Co., Ltd.	7,300	36,545
	SPK Corp.	600	14,251
	St Marc Holdings Co., Ltd.	2,500	52,308
	Starzen Co., Ltd.	2,200	86,823
	St-Care Holding Corp.	1,600	6,946
	Step Co., Ltd.	900	13,324
	Sugimoto & Co., Ltd.	3,600	64,028
	Sumida Corp.	7,600	74,246
	Suminoe Textile Co., Ltd.	1,700	39,686
	Sumitomo Bakelite Co., Ltd.	1,900	68,294
	Sumitomo Densetsu Co., Ltd.	4,600	110,755
	Sumitomo Forestry Co., Ltd.	36,400	505,453
	Sumitomo Heavy Industries, Ltd.	19,900	521,318
	Sumitomo Mitsui Construction Co., Ltd.	19,700	110,802
	Sumitomo Osaka Cement Co., Ltd.	5,400	219,544
*	Sumitomo Precision Products Co., Ltd.	600	17,583
	Sumitomo Riko Co., Ltd.	12,000	94,192
	Sumitomo Rubber Industries, Ltd.	51,754	568,641
	Sumitomo Seika Chemicals Co., Ltd.	2,600	74,072
	Sun Frontier Fudousan Co., Ltd.	8,200	91,570
	Suncall Corp.	7,300	35,610
	Sun-Wa Technos Corp.	2,500	22,424
	Suzuki Co., Ltd.	3,000	20,536
	SWCC Showa Holdings Co., Ltd.	8,500	105,481
	T Hasegawa Co., Ltd.	10,400	213,338
	T RAD Co., Ltd.	1,700	28,460
	T&K Toka Co., Ltd.	6,700	60,330
	Tachibana Eletech Co., Ltd.	5,300	86,490
	Tachikawa Corp.	2,800	31,574
	Tachi-S Co., Ltd.	8,500	98,989
	Tadano, Ltd.	27,900	235,219
	Taihei Dengyo Kaisha, Ltd.	5,000	104,197
	Taiheiyo Cement Corp.	22,900	616,350
	Taiheiyo Kouhatsu, Inc.	1,500	10,740
	Taiho Kogyo Co., Ltd.	6,200	40,935
	Taikisha, Ltd.	6,000	205,168
	Taiko Bank, Ltd. (The)	2,400	35,974
	Taisei Lamick Co., Ltd.	1,100	28,433
	Taiyo Yuden Co., Ltd.	1,000	28,835
	Takachiho Koheki Co., Ltd.	1,600	16,899
	Takamatsu Construction Group Co., Ltd.	4,100	98,974
	Takamatsu Machinery Co., Ltd.	2,400	18,543
	Takaoka Toko Co., Ltd.	3,700	38,099
	Takara Leben Co., Ltd.	22,200	98,909
	Takara Standard Co., Ltd.	10,400	178,422
	Takasago International Corp.	4,100	88,470
	Takasago Thermal Engineering Co., Ltd.	2,500	43,415

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Takashima & Co., Ltd.	700	$12,467
Takashimaya Co., Ltd.	46,900	501,470
Take And Give Needs Co., Ltd.	2,900	26,978
TAKEBISHI Corp.	2,800	38,002
Takeei Corp.	6,700	65,690
Takeuchi Manufacturing Co., Ltd.	5,500	92,812
Takihyo Co., Ltd.	1,600	27,773
Takisawa Machine Tool Co., Ltd.	1,800	22,080
Takuma Co., Ltd.	2,700	29,436
Tamron Co., Ltd.	2,900	61,593
Tamura Corp.	23,300	136,083
Tatsuta Electric Wire and Cable Co., Ltd.	11,500	60,557
Tayca Corp.	4,400	75,858
Tbk Co., Ltd.	9,300	39,553
TECHNO ASSOCIE Co., Ltd.	1,200	11,262
Techno Smart Corp.	1,500	12,643
Teijin, Ltd.	53,200	951,152
Tekken Corp.	3,900	98,699
THK Co., Ltd.	4,700	117,175
Toa Corp.	6,000	61,788
Toa Corp.	4,300	61,207
Toa Oil Co., Ltd.	2,000	41,384
TOA ROAD Corp.	1,700	53,325
Tobishima Corp.	5,740	72,626
TOC Co., Ltd.	12,300	98,790
Tochigi Bank, Ltd. (The)	31,600	57,499
Toda Corp.	4,300	27,578
Toda Kogyo Corp.	1,200	23,162
Toenec Corp.	3,000	108,291
Toho Acetylene Co., Ltd.	1,200	14,940
Toho Bank, Ltd. (The)	56,100	128,930
Toho Chemical Industry Co., Ltd.	3,000	14,179
Toho Co., Ltd.	2,100	34,463
Toho Holdings Co., Ltd.	10,200	209,474
Toho Zinc Co., Ltd.	4,600	78,737
Tohoku Bank, Ltd. (The)	2,800	26,485
Tokai Carbon Co., Ltd.	34,600	312,707
Tokai Lease Co., Ltd.	800	12,128
Tokai Rika Co., Ltd.	17,000	288,918
Tokai Tokyo Financial Holdings, Inc.	67,300	200,303
Token Corp.	2,400	166,000
Tokushu Tokai Paper Co., Ltd.	2,500	91,082
Tokuyama Corp.	5,300	134,413
Tokyo Dome Corp.	23,200	217,682
Tokyo Electron Device, Ltd.	2,200	50,680
Tokyo Energy & Systems, Inc.	8,100	65,242
Tokyo Keiki, Inc.	3,800	35,554
Tokyo Kiraboshi Financial Group, Inc.	9,800	112,262
Tokyo Ohka Kogyo Co., Ltd.	700	29,001
Tokyo Rakutenchi Co., Ltd.	900	49,435
Tokyo Rope Manufacturing Co., Ltd.	4,200	42,192
Tokyo Sangyo Co., Ltd.	4,000	23,250
Tokyo Seimitsu Co., Ltd.	1,600	55,670
Tokyo Steel Manufacturing Co., Ltd.	14,400	107,882
Tokyo Tatemono Co., Ltd.	25,400	410,398
Tokyo Tekko Co., Ltd.	3,900	53,931
Tokyo Theatres Co., Inc.	3,000	37,327
Tokyu Construction Co., Ltd.	14,500	101,181
Tokyu Recreation Co., Ltd.	600	31,381

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toli Corp.	12,400	$33,390
	Tomato Bank, Ltd.	3,100	29,318
	Tomen Devices Corp.	800	28,714
	Tomoe Corp.	6,700	25,609
	Tomoe Engineering Co., Ltd.	2,300	45,863
	Tomoegawa Co., Ltd.	1,400	11,425
	Tomoku Co., Ltd.	3,200	54,140
	TOMONY Holdings, Inc.	44,100	146,447
	Tonami Holdings Co., Ltd.	1,600	73,008
	Toppan Forms Co., Ltd.	14,800	167,939
	Topre Corp.	9,300	141,159
	Topy Industries, Ltd.	4,300	69,725
	Torex Semiconductor, Ltd.	2,500	34,175
	Torishima Pump Manufacturing Co., Ltd.	5,200	41,368
	Tosei Corp.	9,200	118,739
	Toshiba Machine Co., Ltd.	6,300	192,603
	Totech Corp.	600	14,829
	Tottori Bank, Ltd. (The)	3,000	36,732
	Towa Bank, Ltd. (The)	9,700	70,885
	Towa Corp.	6,700	60,403
	Toyo Construction Co., Ltd.	24,700	117,004
	Toyo Denki Seizo K.K.	1,900	25,917
*	Toyo Engineering Corp.	4,800	24,745
	Toyo Ink SC Holdings Co., Ltd.	11,100	247,462
	Toyo Kanetsu K.K.	2,900	57,834
	Toyo Logistics Co., Ltd.	6,200	17,836
	Toyo Machinery & Metal Co., Ltd.	5,300	25,036
	Toyo Securities Co., Ltd.	18,000	24,071
	Toyo Seikan Group Holdings, Ltd.	30,600	517,679
	Toyo Tanso Co., Ltd.	4,200	78,108
	Toyo Tire Corp	29,300	366,260
	Toyo Wharf & Warehouse Co., Ltd.	1,800	23,314
	Toyobo Co., Ltd.	28,600	390,444
	Toyoda Gosei Co., Ltd.	17,100	387,975
	Toyota Boshoku Corp.	16,000	230,996
	TPR Co., Ltd.	6,800	111,305
	TS Tech Co., Ltd.	7,000	192,377
	Tsubakimoto Chain Co.	7,600	233,873
	Tsubakimoto Kogyo Co., Ltd.	1,000	36,316
*	Tsudakoma Corp.	800	7,931
	Tsugami Corp.	4,000	36,120
	Tsukada Global Holdings, Inc.	5,400	28,610
	Tsukishima Kikai Co., Ltd.	7,700	101,795
	Tsukuba Bank, Ltd.	24,100	45,317
	Tsurumi Manufacturing Co., Ltd.	5,300	87,730
	Tv Tokyo Holdings Corp.	3,900	83,084
	UACJ Corp.	10,100	205,813
	Ube Industries, Ltd.	32,800	658,329
	Uchida Yoko Co., Ltd.	3,200	208,759
	Uchiyama Holdings Co., Ltd.	2,100	9,914
	Ueki Corp.	500	11,272
	Ulvac, Inc.	11,100	400,419
	Uniden Holdings Corp.	2,100	39,433
	UNIMAT Retirement Community Co., Ltd.	1,300	18,524
	Union Tool Co.	1,000	28,335
	Unipres Corp.	12,400	158,162
	United Super Markets Holdings, Inc.	16,000	142,880
	UNITED, Inc.	2,700	28,974
	Urbanet Corp. Co., Ltd.	7,300	23,813

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Utoc Corp.	3,300	$17,021
	Valor Holdings Co., Ltd.	8,000	139,806
	Vital KSK Holdings, Inc.	12,300	116,957
	Wacoal Holdings Corp.	9,300	247,550
	Wakachiku Construction Co., Ltd.	4,600	69,810
	Wakita & Co., Ltd.	11,300	104,527
	Warabeya Nichiyo Holdings Co., Ltd.	3,900	64,313
	Watahan & Co., Ltd.	700	12,135
	Watts Co., Ltd.	2,500	14,197
	Wood One Co., Ltd.	1,200	12,605
	Xebio Holdings Co., Ltd.	8,300	88,292
	YAC Holdings Co., Ltd.	1,800	10,377
	Yachiyo Industry Co., Ltd.	3,600	22,656
	Yagi & Co., Ltd.	800	12,383
	Yahagi Construction Co., Ltd.	8,800	67,086
	YAMABIKO Corp.	11,300	110,333
	Yamagata Bank, Ltd. (The)	7,400	93,503
	Yamaguchi Financial Group, Inc.	64,828	390,276
	Yamanashi Chuo Bank, Ltd. (The)	9,500	86,003
	Yamashina Corp.	27,600	16,316
	Yamatane Corp.	1,500	20,627
	Yamaya Corp.	1,800	36,633
	Yamazawa Co., Ltd.	800	12,435
	Yamazen Corp.	6,900	63,928
	Yashima Denki Co., Ltd.	4,000	32,992
	Yellow Hat, Ltd.	9,600	152,822
	Yokogawa Bridge Holdings Corp.	8,700	163,195
	Yokohama Reito Co., Ltd.	14,900	129,643
	Yokohama Rubber Co., Ltd. (The)	30,600	520,115
	Yondenko Corp.	1,000	26,405
	Yondoshi Holdings, Inc.	4,500	97,741
	Yorozu Corp.	6,400	84,069
	Yotai Refractories Co., Ltd.	5,200	33,117
	Yuasa Funashoku Co., Ltd.	500	17,527
	Yuasa Trading Co., Ltd.	4,500	144,376
	Yurtec Corp.	11,800	70,787
	Yushiro Chemical Industry Co., Ltd.	2,100	25,993
	Zaoh Co., Ltd.	1,700	22,989
	Zeon Corp.	13,100	139,107
	Zojirushi Corp.	7,600	151,053
TOTAL JAPAN			100,536,149
MALAYSIA — (0.8%)
#	Duopharma Biotech Bhd	47,392	18,340
	Aeon Co. M Bhd	96,500	31,924
	AFFIN Bank Bhd	76,600	34,301
	AirAsia Group Bhd	278,600	96,778
	Alliance Bank Malaysia Bhd	160,800	95,637
	Allianz Malaysia Bhd	10,200	35,858
	AMMB Holdings Bhd	326,900	294,075
#	Ann Joo Resources Bhd	56,200	14,995
#*	Bahvest Resources Bhd	99,300	13,416
*	Berjaya Assets Bhd	139,400	10,022
*	Berjaya Corp. Bhd	507,733	29,572
	Berjaya Food Bhd	50,600	15,979
	BIMB Holdings Bhd	54,400	52,455
	Boustead Holdings Bhd	106,008	21,200
#	Boustead Plantations Bhd	114,100	16,619
#*	Bumi Armada Bhd	415,900	35,655

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	CAB Cakaran Corp. Bhd	55,500	$4,993
	Cahya Mata Sarawak Bhd	111,300	58,339
*	Coastal Contracts Bhd	28,800	8,966
	Cypark Resources Bhd	33,050	10,667
	Dagang NeXchange Bhd	205,700	11,960
*	Dayang Enterprise Holdings Bhd	73,040	48,788
	DRB-Hicom Bhd	155,700	85,647
	Eastern & Oriental Bhd	142,981	19,482
*	Eco World Development Group Bhd	232,300	36,091
*	FGV Holdings Bhd	358,300	104,945
	Gadang Holdings Bhd	82,250	11,845
	Gamuda Bhd	391,100	366,642
	George Kent Malaysia Bhd	66,200	13,951
	GuocoLand Malaysia Bhd	51,700	8,505
#*	Hengyuan Refining Co. Bhd	19,200	16,671
	Hiap Teck Venture Bhd	209,200	10,113
	IGB Bhd	51,064	42,365
	IJM Corp. Bhd	585,600	300,824
	IJM Plantations Bhd	7,000	3,218
	Insas Bhd	171,000	35,944
	IOI Properties Group Bhd	266,749	75,730
#*	JAKS Resources Bhd	84,700	25,547
*	Jaya Tiasa Holdings Bhd	64,000	11,315
	Kenanga Investment Bank Bhd	81,600	8,328
#	Kerjaya Prospek Group Bhd	39,500	12,756
	Kim Loong Resources Bhd	32,700	10,063
*	KNM Group Bhd	444,200	27,882
*	Landmarks Bhd	79,900	8,739
	LBS Bina Group Bhd	119,020	13,755
	Lii Hen Industries Bhd	15,400	10,857
	Lotte Chemical Titan Holding Bhd	37,200	18,573
	Magni-Tech Industries Bhd	28,266	16,869
	Magnum Bhd	143,000	88,818
	Mah Sing Group Bhd	217,100	35,412
#	Malayan Flour Mills Bhd	85,950	11,947
	Malaysia Airports Holdings Bhd	158,800	260,050
	Malaysia Building Society Bhd	106,400	20,608
	Malaysian Pacific Industries Bhd	18,800	54,547
	Malaysian Resources Corp. Bhd	373,000	60,595
	Matrix Concepts Holdings Bhd	66,750	31,063
*	Media Prima Bhd	118,600	6,053
	Mega First Corp. Bhd	32,300	40,899
	MKH Bhd	42,400	16,080
#	MMC Corp. Bhd	147,400	31,574
	MNRB Holdings Bhd	100,359	24,832
*	MPHB Capital Bhd	107,000	27,151
#	Muda Holdings Bhd	36,200	11,774
	Muhibbah Engineering M Bhd	57,500	23,732
*	Mulpha International Bhd	20,120	8,812
	Paramount Corp. Bhd	41,580	13,366
	Petron Malaysia Refining & Marketing Bhd	17,400	20,354
#	Pos Malaysia Bhd	108,200	37,762
	RGB International Bhd	107,100	4,930
	Sapura Energy Bhd	1,048,700	62,223
	Sarawak Oil Palms Bhd	45,385	37,627
	Sime Darby Bhd	76,200	40,372
	Sime Darby Property Bhd	296,000	56,140
	SP Setia Bhd Group	250,557	79,721
	Sunway Bhd	114,000	49,903

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Supermax Corp. Bhd	58,689	$25,344
	Ta Ann Holdings Bhd	39,440	30,865
	TA Enterprise Bhd	239,700	32,726
	TA Global Bhd	119,500	6,862
	Tan Chong Motor Holdings Bhd	37,700	11,820
	Thong Guan Industries Bhd	13,000	11,212
	Tropicana Corp. Bhd	111,893	23,870
	TSH Resources Bhd	96,200	27,937
	Tune Protect Group Bhd	80,800	9,897
	UEM Edgenta Bhd	59,000	38,256
*	UEM Sunrise Bhd	347,300	50,498
	UMW Holdings Bhd	60,200	57,383
#	United Malacca Bhd	15,200	19,475
	UOA Development Bhd	136,700	65,850
*	Velesto Energy Bhd	594,639	49,735
*	Vizione Holdings Bhd	93,300	18,667
	VS Industry Bhd	246,200	80,397
*	Wah Seong Corp. Bhd	40,200	11,518
*	WCT Holdings Bhd	174,737	32,470
*	YNH Property Bhd	52,616	34,404
	YTL Corp. Bhd	685,582	149,301
TOTAL MALAYSIA			4,202,028
MEXICO — (0.7%)
	ALEATICA S.A.B. de C.V.	24,175	37,346
	Alfa S.A.B. de C.V., Class A	568,712	427,689
	Alpek S.A.B. de C.V.	60,179	56,467
	Banco del Bajio SA	97,519	161,074
	Cemex S.A.B. de C.V.	1,788,691	718,487
	Cia Minera Autlan S.A.B. de C.V., Series B, Class B	33,523	15,595
	Consorcio ARA S.A.B. de C.V.	158,657	35,182
	Corp. Actinver S.A.B. de C.V.	15,000	8,653
	Corpovael S.A. de C.V.	10,092	3,594
	Credito Real S.A.B. de C.V. SOFOM ER	85,399	108,017
	Cydsa S.A.B. de C.V.	1,721	2,184
*	Genomma Lab Internacional S.A.B. de C.V., Class B	70,547	83,109
	Gentera S.A.B. de C.V.	134,521	152,351
*	Grupo Aeromexico S.A.B. de C.V.	57,440	43,440
	Grupo Cementos de Chihuahua S.A.B. de C.V.	27,500	142,641
	Grupo Comercial Chedraui S.A. de C.V.	125,474	164,815
*	Grupo Famsa S.A.B. de C.V., Class A	33,963	7,423
	Grupo Herdez S.A.B. de C.V.	18,613	37,097
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	34,842	11,893
	Grupo Industrial Saltillo S.A.B. de C.V.	27,431	33,390
	Grupo Lala S.A.B. de C.V.	12,504	11,223
	Grupo Sanborns S.A.B. de C.V.	56,188	69,285
*	Grupo Simec S.A.B. de C.V., Class B	17,895	61,842
	Grupo Televisa S.A.B.	25,986	57,747
*	Hoteles City Express S.A.B. de C.V.	61,700	46,335
	Industrias Bachoco S.A.B. de C.V., Class B	42,735	171,478
*	Industrias CH S.A.B. de C.V.	36,248	179,346
	Industrias Penoles S.A.B. de C.V.	9,752	101,228
*	La Comer S.A.B. de C.V.	126,235	160,337
	Megacable Holdings S.A.B. de C.V.	5,670	21,251
*	Minera Frisco S.A.B. de C.V.	67,836	11,398
*	Minera Frisco S.A.B. de C.V., Class A1	115,113	19,190
	Nemak S.A.B. de C.V.	128,545	53,403
	Orbia Advance Corp. S.A.B. de C.V.	83,299	196,835
	Organizacion Cultiba S.A.B. de C.V.	69,200	43,947

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Organizacion Soriana S.A.B. de C.V., Class B	40,351	$51,123
	Qualitas Controladora S.A.B. de C.V.	23,988	108,149
	Regional S.A.B. de C.V.	21,120	120,279
	TV Azteca S.A.B. de C.V.	207,678	8,738
	Unifin Financiera S.A.B. de C.V.	11,458	17,464
	Vitro S.A.B. de C.V., Class A	22,198	48,695
TOTAL MEXICO			3,809,740
NETHERLANDS — (1.8%)
	Accell Group NV	3,742	115,712
	Aegon NV	127,531	516,487
	Aegon NV	10,193	40,874
	APERAM SA	14,890	425,617
	Arcadis NV	21,846	496,227
	ASM International NV	9,042	1,098,842
	ASR Nederland NV	44,759	1,665,441
	Boskalis Westminster	26,729	625,168
	Brunel International NV	4,689	43,008
	ForFarmers NV	5,755	37,619
*	Fugro NV	14,386	151,087
*	Heijmans NV	6,987	55,356
	Hunter Douglas NV	778	50,840
	Intertrust NV	11,169	198,765
	Kendrion NV	2,302	50,379
	Koninklijke BAM Groep NV	82,585	227,391
	Koninklijke Vopak NV	13,369	715,859
*	Lucas Bols NV	1,767	26,443
	Ordina NV	26,153	57,462
	Randstad NV	23,034	1,322,981
	SBM Offshore NV	44,899	772,423
	Signify NV	30,082	1,002,537
	TomTom NV	8,128	88,226
	Van Lanschot Kempen NV	3,533	75,025
TOTAL NETHERLANDS			9,859,769
NEW ZEALAND — (0.5%)
	Abano Healthcare Group, Ltd.	4,484	15,131
	Air New Zealand, Ltd.	129,552	235,307
	Arvida Group, Ltd.	70,904	84,122
	Briscoe Group, Ltd.	10,705	26,976
	Chorus, Ltd.	92,026	386,966
*	Comvita, Ltd.	4,754	8,476
	Fletcher Building, Ltd.	123,738	441,649
	Heartland Group Holdings, Ltd.	87,264	105,043
	Kathmandu Holdings, Ltd.	37,221	71,526
	Metlifecare, Ltd.	35,960	159,406
	NEW Zealand King Salmon Investments, Ltd.	7,515	10,861
	New Zealand Refining Co., Ltd. (The)	37,173	39,051
*	NZME, Ltd.	15,550	3,807
*	NZME, Ltd.	28,793	7,208
	Oceania Healthcare, Ltd.	56,233	44,312
	PGG Wrightson, Ltd.	2,747	4,329
	Sanford, Ltd.	10,820	54,808
	Scales Corp., Ltd.	11,895	36,435
	SKY Network Television, Ltd.	66,134	29,464
	SKYCITY Entertainment Group, Ltd.	123,580	289,498
	Steel & Tube Holdings, Ltd.	30,627	16,185
	Summerset Group Holdings, Ltd.	43,592	249,997

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Tourism Holdings, Ltd.	19,890	$38,213
*	TOWER, Ltd.	65,261	29,426
	Turners Automotive Group, Ltd.	14,592	25,603
	Warehouse Group, Ltd. (The)	13,394	23,206
	Z Energy, Ltd.	16,091	46,081
TOTAL NEW ZEALAND			2,483,086
NORWAY — (0.7%)
*	Akastor ASA	22,420	22,244
*	Aker Solutions ASA	38,204	77,148
	American Shipping Co. ASA	8,329	29,046
*	Archer, Ltd.	9,188	2,857
	Austevoll Seafood ASA	6,342	61,833
*	Avance Gas Holding, Ltd.	7,335	41,870
*	Axactor SE	24,958	46,532
	B2Holding ASA	51,404	42,906
	Bonheur ASA	5,585	128,612
	BW LPG, Ltd.	25,720	207,042
*	BW Offshore, Ltd.	28,748	156,777
	DNO ASA	130,938	129,953
	FLEX LNG, Ltd.	5,388	44,013
	Frontline, Ltd.	16,471	148,915
	Hoegh LNG Holdings, Ltd.	13,207	39,454
*	Kongsberg Automotive ASA	75,985	42,695
	Kvaerner ASA	31,342	34,483
*	Norwegian Finans Holding ASA	23,696	242,131
	Ocean Yield ASA	13,737	69,030
*	Odfjell Drilling, Ltd.	25,170	66,386
*	Odfjell SE, Class A	8,358	25,071
*	Otello Corp. ASA	27,065	48,778
*	PGS ASA	70,106	134,161
	Sbanken ASA	20,792	158,002
	Selvaag Bolig ASA	9,469	54,116
	Solon Eiendom ASA	3,499	14,108
	SpareBank 1 SR-Bank ASA	37,404	397,929
	Stolt-Nielsen, Ltd.	4,606	59,421
	Storebrand ASA	66,815	513,324
	Subsea 7 SA	55,915	597,787
	TGS NOPEC Geophysical Co. ASA	2,132	54,182
	Wallenius Wilhelmsen ASA	9,122	24,104
*	XXL ASA	19,653	25,050
TOTAL NORWAY			3,739,960
PHILIPPINES — (0.3%)
	Alliance Global Group, Inc.	697,900	148,038
	Altus Property Ventures, Inc.	6,942	531
	Belle Corp.	514,000	15,866
	Cebu Air, Inc.	41,100	60,590
*	CEMEX Holdings Philippines, Inc.	615,323	17,133
	China Banking Corp.	156,400	77,230
	Cosco Capital, Inc.	415,800	49,873
	DMCI Holdings, Inc.	440,600	52,705
*	East West Banking Corp.	126,750	27,896
	EEI Corp.	85,300	14,063
	Filinvest Land, Inc.	2,215,000	63,407
	First Philippine Holdings Corp.	54,620	71,484
*	Global Ferronickel Holdings, Inc.	214,652	6,166
	GT Capital Holdings, Inc.	7,225	95,786

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Integrated Micro-Electronics, Inc.	64,100	$8,828
	Lopez Holdings Corp.	459,100	33,552
	LT Group, Inc.	166,200	32,114
	Megaworld Corp.	1,811,000	143,890
	Petron Corp.	450,100	31,972
*	Philex Mining Corp.	153,000	8,692
*	Philippine National Bank	69,743	43,629
	Phoenix Petroleum Philippines, Inc.	68,700	16,068
	Pilipinas Shell Petroleum Corp.	36,100	21,237
	Premium Leisure Corp.	648,000	6,875
	RFM Corp.	131,000	12,934
	Rizal Commercial Banking Corp.	55,220	21,664
	Robinsons Land Corp.	360,531	180,333
	Security Bank Corp.	24,060	83,461
*	Top Frontier Investment Holdings, Inc.	3,550	13,041
	Union Bank Of Philippines	42,760	53,454
	Vista Land & Lifescapes, Inc.	853,600	117,614
TOTAL PHILIPPINES			1,530,126
POLAND — (0.2%)
*	AB SA	754	4,882
	Agora SA	7,238	23,092
*	Alior Bank SA	11,565	79,081
	Amica SA	345	13,040
*	Bank Ochrony Srodowiska SA	6,254	10,807
*	Bioton SA	7,143	6,555
*	Boryszew SA	12,442	14,277
*	Ciech SA	2,037	20,376
	Cyfrowy Polsat SA	11,523	80,769
	Develia SA	119,236	84,122
	Echo Investment SA	30,168	39,890
*	Enea SA	73,544	136,075
*	Fabryki Mebli Forte SA	2,722	22,476
	Famur SA	22,901	18,843
*	Grupa Azoty SA	4,854	31,125
	Grupa Lotos SA	5,854	116,175
	Inter Cars SA	199	12,189
	Jastrzebska Spolka Weglowa SA	11,223	54,271
	Kernel Holding SA	15,475	187,657
	Lubelski Wegiel Bogdanka SA	2,965	22,801
*	Netia SA	26,226	30,793
*	PGE Polska Grupa Energetyczna SA	101,750	180,626
	PKP Cargo SA	8,830	40,378
	Stalprodukt SA	500	25,543
*	Tauron Polska Energia SA	186,130	71,393
	VRG SA	30,608	30,654
TOTAL POLAND			1,357,890
PORTUGAL — (0.2%)
	Banco Comercial Portugues SA, Class R	1,789,026	379,488
	EDP Renovaveis SA	9,604	127,615
	Navigator Co. SA (The)	58,334	209,331
	NOS SGPS SA	26,931	139,782
	Semapa-Sociedade de Investimento e Gestao	5,555	77,389
	Sonae Capital SGPS SA	16,615	14,168
	Sonae SGPS SA	255,042	237,251
TOTAL PORTUGAL			1,185,024

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	24,217	$55,699
	Globaltrans Investment P.L.C., GDR	12,707	110,170
	Magnitogorsk Iron & Steel Works PJSC, GDR	24,136	220,757
*	Mail.Ru Group, Ltd., GDR	4,222	99,386
	Novolipetsk Steel PJSC, GDR	6,111	132,242
	O'Key Group SA, GDR	7,059	8,824
	Ros Agro P.L.C., GDR	8,936	91,147
	RusHydro PJSC, ADR	181,277	177,651
	TMK PJSC, GDR	11,614	40,301
	VEON, Ltd.	84,063	217,723
	VTB Bank PJSC, GDR	51,288	73,239
TOTAL RUSSIA			1,227,139
SINGAPORE — (0.6%)
	Accordia Golf Trust	159,100	76,762
	Avarga, Ltd.	100,900	12,075
	Banyan Tree Holdings, Ltd.	47,800	14,158
	Boustead Singapore, Ltd.	17,900	9,958
	Bukit Sembawang Estates, Ltd.	25,300	83,648
	China Aviation Oil Singapore Corp., Ltd.	47,300	39,589
	Chip Eng Seng Corp., Ltd.	116,100	49,545
*	COSCO Shipping International Singapore Co., Ltd.	94,200	18,749
	Del Monte Pacific, Ltd.	61,200	6,598
	Elec & Eltek International Co., Ltd.	8,300	13,766
*	Ezion Holdings, Ltd.	1,083,800	6,433
#*	Ezra Holdings, Ltd.	522,200	3,965
	Far East Orchard, Ltd.	37,800	31,483
	Frasers Property, Ltd.	71,200	88,717
	Frencken Group, Ltd.	15,600	9,562
	Geo Energy Resources, Ltd.	71,400	7,390
	GL, Ltd.	83,800	48,457
	Golden Agri-Resources, Ltd.	1,419,800	217,112
	GuocoLand, Ltd.	52,500	70,312
*	Halcyon Agri Corp., Ltd.	98,900	32,937
	Ho Bee Land, Ltd.	50,700	84,979
	Hong Fok Corp., Ltd.	59,290	33,758
*	Hong Leong Asia, Ltd.	61,800	26,583
	Hong Leong Finance, Ltd.	31,300	59,486
	Hotel Grand Central, Ltd.	34,566	31,611
	Hutchison Port Holdings Trust	606,400	96,792
*	Hyflux, Ltd.	124,600	12
	Japfa, Ltd.	69,300	27,788
	Lian Beng Group, Ltd.	88,700	32,438
*	Midas Holdings, Ltd.	343,400	9,059
	NetLink NBN Trust	387,000	286,367
	Olam International, Ltd.	11,700	15,381
	OUE, Ltd.	79,600	83,829
	Oxley Holdings, Ltd.	210,899	53,802
	QAF, Ltd.	53,800	30,248
*	Raffles Education Corp., Ltd.	137,540	8,059
	Sembcorp Industries, Ltd.	235,600	363,222
	SIIC Environment Holdings, Ltd.	199,500	34,331
	Sinarmas Land, Ltd.	163,500	27,867
	Sing Holdings, Ltd.	63,000	17,983
	Stamford Land Corp., Ltd.	74,600	27,317
	Sunningdale Tech, Ltd.	47,360	43,221
*	Swiber Holdings, Ltd.	92,600	1,384
	Tai Sin Electric, Ltd.	32,492	7,716
	Tuan Sing Holdings, Ltd.	138,217	31,250

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	United Industrial Corp., Ltd.	30,700	$63,214
	UOB-Kay Hian Holdings, Ltd.	37,557	33,270
	UOL Group, Ltd.	123,500	717,420
	Wee Hur Holdings, Ltd.	60,800	9,545
	Wing Tai Holdings, Ltd.	96,300	140,885
*	Yongnam Holdings, Ltd.	48,400	5,264
TOTAL SINGAPORE			3,245,297
SOUTH AFRICA — (1.9%)
	Adcock Ingram Holdings, Ltd.	7,118	24,024
	Advtech, Ltd.	87,594	62,517
	AECI, Ltd.	28,165	195,769
	African Oxygen, Ltd.	30,667	44,199
	African Rainbow Minerals, Ltd.	24,169	270,706
	Alexander Forbes Group Holdings, Ltd.	193,560	67,415
	Allied Electronics Corp., Ltd., Class A	51,937	78,492
	Alviva Holdings, Ltd.	32,995	31,037
	AngloGold Ashanti, Ltd.	28,302	577,392
*	ArcelorMittal South Africa, Ltd.	37,485	3,216
*	Aspen Pharmacare Holdings, Ltd.	44,976	346,202
	Assore, Ltd.	2,916	46,977
	Astral Foods, Ltd.	6,825	90,969
	Barloworld, Ltd.	43,363	267,962
	Cashbuild, Ltd.	1,984	26,134
	Curro Holdings, Ltd.	22,679	24,181
	DataTec, Ltd.	122,318	271,576
	Distell Group Holdings, Ltd.	11,523	100,172
*	enX Group, Ltd.	14,323	9,586
*	EOH Holdings, Ltd.	37,408	20,347
	Exxaro Resources, Ltd.	52,183	422,650
	Foschini Group, Ltd. (The)	25,010	229,065
	Gold Fields, Ltd.	52,247	338,230
	Gold Fields, Ltd., Sponsored ADR	117,597	752,621
*	Grindrod Shipping Holdings, Ltd.	2,680	14,479
	Grindrod, Ltd.	107,193	34,345
*	Harmony Gold Mining Co., Ltd.	58,766	198,376
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	39,848	133,889
	Hudaco Industries, Ltd.	6,075	41,017
*	Impala Platinum Holdings, Ltd.	139,590	1,311,672
	Imperial Logistics, Ltd.	29,761	100,096
	Investec, Ltd.	5,781	32,041
	KAP Industrial Holdings, Ltd.	283,595	69,672
	Lewis Group, Ltd.	12,017	23,599
	Liberty Holdings, Ltd.	26,500	185,248
	Life Healthcare Group Holdings, Ltd.	184,250	307,561
*	Long4Life, Ltd.	66,890	16,620
	Massmart Holdings, Ltd.	6,195	21,916
	Merafe Resources, Ltd.	340,993	14,384
	Metair Investments, Ltd.	62,566	96,372
	Momentum Metropolitan Holdings	205,994	274,444
	Motus Holdings Ltd.	17,547	93,941
	Mpact, Ltd.	39,733	40,901
	Murray & Roberts Holdings, Ltd.	91,852	65,116
*	Nampak, Ltd.	104,795	34,020
	Novus Holdings, Ltd.	44,561	6,573
	Oceana Group, Ltd.	12,267	51,604
*	Omnia Holdings, Ltd.	43,984	97,564
	Peregrine Holdings, Ltd.	42,331	53,684
	Pioneer Foods Group, Ltd.	18,535	134,164

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	PPC, Ltd.	351,187	$53,730
	Raubex Group, Ltd.	28,364	44,821
	RCL Foods, Ltd.	33,526	26,865
	Reunert, Ltd.	41,165	166,966
	Rhodes Food Group Pty, Ltd.	21,827	23,665
*	Royal Bafokeng Platinum, Ltd.	20,360	69,853
*	Sappi, Ltd.	100,804	255,412
	Shoprite Holdings, Ltd.	5,039	39,111
*	Sibanye Gold, Ltd.	443,911	1,143,348
*	Sun International, Ltd.	9,971	23,087
*	Super Group, Ltd.	88,579	147,136
	Telkom SA SOC, Ltd.	67,595	144,155
*	Tongaat Hulett, Ltd.	11,759	3,881
	Transaction Capital, Ltd.	31,647	51,110
*	Trencor, Ltd.	41,107	25,441
	Truworths International, Ltd.	27,088	79,089
	Tsogo Sun Gaming, Ltd.	106,288	76,747
*	Tsogo Sun Hotels, Ltd.	46,468	11,502
	Wilson Bayly Holmes-Ovcon, Ltd.	11,812	102,557
TOTAL SOUTH AFRICA			10,243,213
SOUTH KOREA — (3.3%)
*	Able C&C Co., Ltd.	2,508	20,307
*	Abpro Bio Co., Ltd.	23,890	13,021
	Aekyung Petrochemical Co., Ltd.	3,458	22,599
*	Agabang&Company	4,211	14,999
	Ahn-Gook Pharmaceutical Co., Ltd.	1,627	14,175
	AK Holdings, Inc.	1,058	26,696
	ALUKO Co., Ltd.	7,684	15,623
*	Amotech Co., Ltd.	1,746	37,748
	Asia Cement Co., Ltd.	480	26,793
	ASIA Holdings Co., Ltd.	317	26,993
	Asia Paper Manufacturing Co., Ltd.	1,356	39,201
*	Asiana Airlines, Inc.	9,950	37,557
	Atec Co., Ltd.	2,495	18,165
	Aurora World Corp.	2,182	20,770
	Austem Co., Ltd.	6,635	11,234
	Autech Corp.	2,921	27,075
	Baek Kwang Mineral Products Co., Ltd.	6,589	22,207
	Baiksan Co., Ltd.	1,801	10,926
	Binggrae Co., Ltd.	1,104	48,835
	BioSmart Co., Ltd.	3,406	11,640
	BNK Financial Group, Inc.	62,219	350,927
	Bookook Securities Co., Ltd.	1,515	25,975
	BYC Co., Ltd.	48	8,954
	Byucksan Corp.	12,763	17,820
	Capro Corp.	10,154	25,306
	Changhae Ethanol Co., Ltd.	1,848	19,187
	Choheung Corp.	37	4,260
	Chongkundang Holdings Corp.	745	69,621
	CJ CheilJedang Corp.	561	110,714
	CJ Corp.	2,866	197,473
	CJ ENM Co., Ltd.	1,786	204,280
	CKD Bio Corp.	819	19,215
	Cosmax BTI, Inc.	583	5,731
	Coweaver Co., Ltd.	1,562	11,250
	CROWNHAITAI Holdings Co., Ltd.	1,460	12,263
	Cuckoo Holdings Co., Ltd.	236	20,819
	D.I Corp.	4,636	12,691

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dae Dong Industrial Co., Ltd.	5,164	$22,356
	Dae Won Kang Up Co., Ltd.	6,480	18,132
	Daechang Co., Ltd.	17,888	19,329
	Dae-Il Corp.	2,722	4,322
	Daelim Industrial Co., Ltd.	6,417	431,179
	Daesang Corp.	5,375	93,756
	Daesang Holdings Co., Ltd.	3,226	15,921
*	Daesung Industrial Co., Ltd.	3,004	8,295
*	Daewoo Engineering & Construction Co., Ltd.	10,895	39,374
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,680	198,603
	Daewoong Co., Ltd.	3,501	33,410
	Daihan Pharmaceutical Co., Ltd.	560	14,407
	Daishin Securities Co., Ltd.	6,759	59,744
*	Danal Co., Ltd.	3,187	7,982
	DB Financial Investment Co., Ltd.	6,876	22,164
	DB Insurance Co., Ltd.	10,464	370,372
*	DB, Inc.	17,764	11,693
*	Deutsch Motors, Inc.	5,007	33,261
	DGB Financial Group, Inc.	39,399	213,307
	DI Dong Il Corp.	423	25,456
	DMS Co., Ltd.	3,345	14,432
	Dong-A ST Co., Ltd.	622	48,713
	Dong-Ah Geological Engineering Co., Ltd.	1,769	23,378
	Dongkuk Industries Co., Ltd.	7,943	16,005
*	Dongkuk Steel Mill Co., Ltd.	17,575	71,742
	Dongkuk Structures & Construction Co., Ltd.	8,156	15,218
	Dongwha Enterprise Co., Ltd.	1,983	27,915
	Dongwha Pharm Co., Ltd.	5,100	33,726
	Dongwon F&B Co., Ltd.	296	51,763
	Dongwon Industries Co., Ltd.	346	58,477
	Doosan Co., Ltd.	372	19,435
*	Doosan Fuel Cell Co., Ltd.	1,245	7,679
*	Doosan Heavy Industries & Construction Co., Ltd.	27,845	126,058
*	Doosan Infracore Co., Ltd.	28,195	114,844
*	Doosan Solus Co., Ltd.	686	14,757
	DoubleUGames Co., Ltd.	566	22,175
	DTR Automotive Corp.	1,077	26,103
	DY Corp.	2,973	12,467
	DY POWER Corp.	1,196	10,077
	e Tec E&C, Ltd.	348	18,428
	Eagon Holdings Co., Ltd.	7,827	16,299
	Eagon Industrial, Ltd.	2,129	11,497
	Easy Bio, Inc.	12,020	45,881
*	Elentec Co., Ltd.	4,032	16,104
	E-MART, Inc.	4,315	397,754
	EM-Tech Co., Ltd.	1,604	12,097
	Estechpharma Co., Ltd.	2,011	16,425
	Eugene Investment & Securities Co., Ltd.	10,226	19,840
	Eugene Technology Co., Ltd.	2,503	35,070
*	Eusu Holdings Co., Ltd.	2,459	12,794
	Farmsco	4,894	16,459
	Fine Semitech Corp.	4,575	31,757
	GMB Korea Corp.	2,702	11,818
	Golfzon Newdin Holdings Co., Ltd.	8,152	24,370
	GS Engineering & Construction Corp.	11,520	267,327
	GS Global Corp.	14,500	23,915
	GS Holdings Corp.	9,384	357,684
	GS Retail Co., Ltd.	4,442	147,155
	Gwangju Shinsegae Co., Ltd.	168	22,899

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HAESUNG DS Co., Ltd.	910	$13,435
	Haitai Confectionery & Foods Co., Ltd.	1,329	7,720
*	Halla Corp.	2,965	6,628
	Halla Holdings Corp.	2,427	84,885
	Han Kuk Carbon Co., Ltd.	3,401	21,472
	Hana Micron, Inc.	4,762	24,003
	Hancom, Inc.	2,591	23,913
	Handok, Inc.	1,695	32,896
	Handsome Co., Ltd.	3,853	87,974
	Hanil Cement Co., Ltd.	508	32,669
	Hanil Holdings Co., Ltd.	417	13,211
	Hanjin Transportation Co., Ltd.	2,968	81,594
	Hankook Tire & Technology Co., Ltd.	13,689	326,658
	HanmiGlobal Co., Ltd.	2,096	14,788
	Hansae Yes24 Holdings Co., Ltd.	1,461	7,655
	Hanshin Construction	1,594	17,953
	Hanshin Machinery Co.	6,206	7,794
*	Hansol Holdings Co., Ltd.	9,825	28,650
	Hansol HomeDeco Co., Ltd.	24,580	21,309
	Hansol Paper Co., Ltd.	4,708	56,042
*	Hansol Technics Co., Ltd.	5,680	41,097
*	Hanwha Aerospace Co., Ltd.	3,752	101,458
	Hanwha Corp.	10,490	188,479
	Hanwha General Insurance Co., Ltd.	15,243	29,735
*	Hanwha Investment & Securities Co., Ltd.	35,649	57,172
	Hanwha Life Insurance Co., Ltd.	72,761	123,928
*	Hanwha Solutions Corp.	25,393	352,300
	Hanyang Eng Co., Ltd.	2,781	27,176
	Hanyang Securities Co., Ltd.	1,069	8,568
*	Harim Co., Ltd.	8,073	17,381
	Harim Holdings Co., Ltd.	6,177	39,931
	HDC Holdings Co., Ltd.	6,291	52,456
	HDC Hyundai Engineering Plastics Co., Ltd.	2,805	9,889
*	Heungkuk Fire & Marine Insurance Co., Ltd.	12,193	29,885
	Hite Jinro Co., Ltd.	3,082	77,023
	Hitejinro Holdings Co., Ltd.	1,659	19,589
	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,441	19,564
	Huchems Fine Chemical Corp.	1,618	26,359
*	Humax Co., Ltd.	1,250	4,761
*	Huneed Technologies	1,911	10,230
	Huons Global Co., Ltd.	821	20,724
	Huvis Corp.	2,628	12,443
	Huvitz Co., Ltd.	3,099	27,223
	Hwail Pharm Co., Ltd.	2,921	15,874
*	Hwajin Co., Ltd.	3,621	1,743
	Hwangkum Steel & Technology Co., Ltd.	2,245	12,344
	Hy-Lok Corp.	2,212	28,839
	Hyosung Chemical Corp.	385	37,793
	Hyosung Corp.	1,252	74,271
	Hyosung TNC Co., Ltd.	524	72,004
	Hyundai BNG Steel Co., Ltd.	2,003	13,777
	Hyundai Construction Equipment Co., Ltd.	2,996	65,947
	Hyundai Corp.	2,531	33,237
	Hyundai Department Store Co., Ltd.	3,368	218,614
*	Hyundai Electric & Energy System Co., Ltd.	1,945	15,814
	Hyundai Engineering & Construction Co., Ltd.	3,666	115,737
	Hyundai Greenfood Co., Ltd.	8,602	73,897
	Hyundai Livart Furniture Co., Ltd.	2,651	24,497
	Hyundai Marine & Fire Insurance Co., Ltd.	12,533	229,917

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Motor Securities Co., Ltd.	4,374	$34,487
	Hyundai Steel Co.	16,825	394,653
	Hyundai Wia Corp.	3,635	128,988
	HyVision System, Inc.	2,537	25,399
*	IHQ, Inc.	13,188	17,654
	Il Dong Pharmaceutical Co., Ltd.	1,549	20,207
	Iljin Holdings Co., Ltd.	6,410	24,408
	iMarketKorea, Inc.	4,396	34,126
	Interpark Holdings Corp.	11,036	18,510
	Inzi Controls Co., Ltd.	2,623	10,203
*	Iones Co., Ltd.	1,866	10,297
	IS Dongseo Co., Ltd.	3,523	84,340
	ISC Co., Ltd.	1,366	13,472
	ISU Chemical Co., Ltd.	2,105	16,121
	IsuPetasys Co., Ltd.	6,440	20,178
	It's Hanbul Co., Ltd.	481	7,029
	Jahwa Electronics Co., Ltd.	3,016	24,970
	JB Financial Group Co., Ltd.	14,071	60,006
	Jinsung T.E.C.	2,323	11,950
	KAON Media Co., Ltd.	2,178	12,834
	KC Co., Ltd.	2,704	36,014
*	KEC Corp.	18,498	15,090
	KG Chemical Corp.	1,692	16,766
	KG Eco Technology Service Co., Ltd.	6,425	16,262
	KGMobilians Co., Ltd.	5,395	25,302
	KISWIRE, Ltd.	1,854	27,807
*	Kiwi Media Group Co., Ltd.	59,541	5,620
	KMH Co., Ltd.	4,078	18,253
	Kocom Co., Ltd.	1,980	9,984
*	Kodaco Co., Ltd.	9,455	6,530
	Kolmar Korea Holdings Co., Ltd.	1,038	18,293
	Kolon Corp.	1,778	22,658
	Kolon Industries, Inc.	4,021	140,885
	Kolon Plastic, Inc.	2,664	8,883
	Korea Asset In Trust Co., Ltd.	13,231	32,468
	Korea Autoglass Corp.	2,369	29,607
	Korea Cast Iron Pipe Industries Co., Ltd.	2,203	17,391
*	Korea Circuit Co., Ltd.	991	8,128
	Korea Electric Terminal Co., Ltd.	1,465	46,649
*	Korea Line Corp.	3,589	61,106
	Korea Petrochemical Ind Co., Ltd.	876	67,651
	Korea Real Estate Investment & Trust Co., Ltd.	38,820	65,074
	Korea United Pharm, Inc.	2,031	27,892
	Korean Air Lines Co., Ltd.	10,716	210,089
	Korean Reinsurance Co.	26,664	192,184
	Kortek Corp.	3,593	35,948
	KPX Chemical Co., Ltd.	632	28,411
	KSS LINE, Ltd.	4,280	24,977
*	KT Hitel Co., Ltd.	2,856	12,156
	KT Skylife Co., Ltd.	5,709	41,389
*	KTB Investment & Securities Co., Ltd.	11,121	19,758
	KTCS Corp.	8,880	15,290
	Kukdo Chemical Co., Ltd.	1,020	35,262
	Kumho Industrial Co., Ltd.	3,880	30,561
	Kumho Petrochemical Co., Ltd.	3,898	211,046
*	Kumho Tire Co., Inc.	9,708	30,994
	Kwang Dong Pharmaceutical Co., Ltd.	9,258	49,518
	Kyeryong Construction Industrial Co., Ltd.	1,246	18,585
	Kyobo Securities Co., Ltd.	6,572	47,597

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyungbang Co., Ltd.	2,863	$21,868
	Kyungdong Pharm Co., Ltd.	1,920	12,838
	Kyung-In Synthetic Corp.	6,925	48,057
	LEADCORP, Inc. (The)	3,249	16,174
	LF Corp.	5,690	71,102
	LG Hausys, Ltd.	1,935	78,932
	LG HelloVision Co., Ltd.	7,875	33,515
	LG Innotek Co., Ltd.	2,237	278,777
	LG International Corp.	8,753	88,197
	LIG Nex1 Co., Ltd.	1,198	27,818
	Lock & Lock Co., Ltd.	2,751	31,959
	LOT Vacuum Co., Ltd.	1,859	14,356
	Lotte Chilsung Beverage Co., Ltd.	810	83,661
	Lotte Confectionery Co., Ltd.	95	10,908
	Lotte Corp.	2,521	73,974
	LOTTE Fine Chemical Co., Ltd.	2,794	90,416
	Lotte Food Co., Ltd.	115	34,557
	LOTTE Himart Co., Ltd.	2,005	44,631
*	Lotte Non-Life Insurance Co., Ltd.	17,091	24,011
	Lotte Shopping Co., Ltd.	2,191	210,362
	LS Corp.	4,224	139,395
	LS Industrial Systems Co., Ltd.	2,253	98,470
*	Lumens Co., Ltd.	6,628	13,245
*	LVMC Holdings	5,786	19,673
	Mando Corp.	6,621	184,060
	Meritz Financial Group, Inc.	7,348	65,601
	Meritz Fire & Marine Insurance Co., Ltd.	7,129	93,559
	Meritz Securities Co., Ltd.	59,475	180,646
	Mirae Asset Life Insurance Co., Ltd.	21,444	75,160
	Miwon Commercial Co., Ltd.	274	13,448
	Moorim P&P Co., Ltd.	5,847	18,943
	Moorim Paper Co., Ltd.	5,143	10,911
*	Neowiz	2,553	36,228
	Nexen Corp.	7,723	37,034
	Nexen Tire Corp.	11,041	74,776
	NH Investment & Securities Co., Ltd.	22,382	203,890
	NICE Holdings Co., Ltd.	4,219	78,217
	Nice Information & Telecommunication, Inc.	402	9,572
*	NK Co., Ltd.	17,710	15,751
	Nong Shim Holdings Co., Ltd.	504	32,642
	Nong Woo Bio Co., Ltd.	2,119	19,146
	NongShim Co., Ltd.	395	75,980
	NOROO Paint & Coatings Co., Ltd.	2,353	14,544
	OCI Co., Ltd.	3,717	171,598
	Orion Holdings Corp.	4,848	62,626
	Paik Kwang Industrial Co., Ltd.	5,088	13,445
	Pan-Pacific Co., Ltd.	5,062	9,911
*	People & Technology, Inc.	2,220	13,420
	Poongsan Corp.	5,289	89,907
	Posco International Corp.	6,741	94,412
	Protec Co., Ltd.	1,431	19,528
	PSK, Inc.	2,134	39,670
	Pulmuone Co., Ltd.	1,550	13,612
	Rayence Co., Ltd.	1,788	18,385
*	Redrover Co., Ltd.	13,135	5,042
	S&T Motiv Co., Ltd.	1,600	52,165
	Sajo Industries Co., Ltd.	771	21,278
	Sajodaerim Corp.	742	8,915
	SAMHWA Paints Industrial Co., Ltd.	1,739	7,038

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samick Musical Instruments Co., Ltd.	9,536	$14,147
	Samick THK Co., Ltd.	2,172	24,302
	Samji Electronics Co., Ltd.	2,577	19,678
	Sammok S-Form Co., Ltd.	600	3,865
*	SAMPYO Cement Co., Ltd.	8,391	22,096
	Samsung Securities Co., Ltd.	14,574	425,765
	SAMT Co., Ltd.	20,892	42,012
	Samyang Corp.	930	32,749
	Samyang Holdings Corp.	987	45,828
	SAVEZONE I&C Corp.	3,550	8,567
*	S-Connect Co., Ltd.	9,214	15,443
	Seah Besteel Corp.	3,572	38,343
	SeAH Holdings Corp.	197	11,787
	SeAH Steel Corp.	395	17,314
	SeAH Steel Holdings Corp.	440	14,909
	Sejong Industrial Co., Ltd.	2,921	11,019
*	Sekonix Co., Ltd.	2,227	12,545
	Seohan Co., Ltd.	18,570	16,547
	Seohee Construction Co., Ltd.	24,073	21,663
	Seoul Semiconductor Co., Ltd.	7,302	86,543
	Shindaeyang Paper Co., Ltd.	172	9,160
*	Shinhan Financial Group Co., Ltd.	1,331	43,430
	Shinsegae Engineering & Construction Co., Ltd.	481	10,106
	Shinsegae Food Co., Ltd.	411	23,114
	Shinsegae Information & Communication Co., Ltd.	218	20,401
	Shinsegae, Inc.	1,712	379,681
*	Shinwha Intertek Corp.	8,653	21,190
*	Shinwon Corp.	13,837	18,912
	Silicon Works Co., Ltd.	1,619	49,436
	SIMMTECH Co., Ltd.	4,336	39,273
	SK Chemicals Co., Ltd.	988	47,623
	SK Discovery Co., Ltd.	3,132	60,668
	SK Gas, Ltd.	459	28,900
	SK Networks Co., Ltd.	34,687	143,278
	SK Securities Co., Ltd.	75,285	36,361
	SKC Co., Ltd.	1,884	81,273
	SL Corp.	3,492	48,670
*	SM Culture & Contents Co., Ltd.	7,818	9,462
*	S-MAC Co., Ltd.	42,977	37,575
	Songwon Industrial Co., Ltd.	4,004	43,524
	Soulbrain Co., Ltd.	1,594	129,535
	SPG Co., Ltd.	2,138	11,479
	Ssangyong Cement Industrial Co., Ltd.	4,886	20,133
*	Ssangyong Motor Co.	10,759	17,431
	Suheung Co., Ltd.	745	22,305
	Sun Kwang Co., Ltd.	1,102	14,261
	Sung Kwang Bend Co., Ltd.	2,225	17,520
*	Sungchang Enterprise Holdings, Ltd.	15,703	20,088
	Sungshin Cement Co., Ltd.	6,047	31,714
	Sungwoo Hitech Co., Ltd.	15,556	46,708
	Sunjin Co., Ltd.	1,884	13,641
	Tae Kyung Industrial Co., Ltd.	2,320	10,367
*	Taewoong Co., Ltd.	3,164	19,497
	Taeyoung Engineering & Construction Co., Ltd.	12,466	142,816
*	TK Chemical Corp.	7,026	15,365
	TK Corp.	813	6,823
	Tongyang Life Insurance Co., Ltd.	7,364	22,072
	Top Engineering Co., Ltd.	3,622	26,392
	Toptec Co., Ltd.	3,943	34,025

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Tovis Co., Ltd.	3,257	$23,395
	TS Corp.	1,334	21,217
*	T'way Holdings, Inc.	9,965	11,677
	Unid Co., Ltd.	1,325	48,633
	Union Semiconductor Equipment & Materials Co., Ltd.	4,932	24,434
	Uniquest Corp.	2,969	16,406
	Viatron Technologies, Inc.	1,566	11,371
	Whanin Pharmaceutical Co., Ltd.	1,082	13,571
*	WillBes & Co. (The)	9,359	12,057
	WiSoL Co., Ltd.	1,798	19,956
*	WIZIT Co., Ltd.	17,635	11,631
*	Wonik Holdings Co., Ltd.	9,905	42,903
	Wonik Materials Co., Ltd.	1,400	29,958
*	Woori Investment Bank Co., Ltd.	61,398	29,654
*	Woosu AMS Co., Ltd.	4,958	13,146
	Y G-1 Co., Ltd.	4,751	26,563
	Youlchon Chemical Co., Ltd.	2,408	25,110
*	Youngone Corp.	1,539	39,687
	Youngone Holdings Co., Ltd.	1,299	45,053
*	Yuanta Securities Korea Co., Ltd.	29,890	66,911
	Zeus Co., Ltd.	1,279	14,439
TOTAL SOUTH KOREA			18,042,544
SPAIN — (1.4%)
	Acciona SA	8,040	912,590
	Acerinox SA	48,911	476,182
	Applus Services SA	29,878	346,691
	Azkoyen SA	2,368	16,872
	Banco de Sabadell SA	954,855	860,369
	Bankia SA	192,219	349,324
	Bankinter SA	102,795	666,584
	Construcciones y Auxiliar de Ferrocarriles SA	1,272	56,534
	Ebro Foods SA	20,038	414,228
*	eDreams ODIGEO SA	22,572	110,528
	Elecnor SA	4,376	49,295
#	Ence Energia y Celulosa SA	32,264	130,519
	Ercros SA	22,936	65,841
	Euskaltel SA	25,051	236,061
	Faes Farma SA	453	2,468
*	Global Dominion Access SA	3,696	13,530
	Grupo Catalana Occidente SA	11,471	376,716
	Iberpapel Gestion SA	736	20,347
	Liberbank SA	591,351	195,430
	Mapfre SA	318,418	814,881
	Melia Hotels International SA	20,714	166,352
*	Obrascon Huarte Lain SA	24,022	28,096
	Prim SA	827	10,960
*	Quabit Inmobiliaria SA	32,976	38,710
	Sacyr S.A.	93,752	268,748
	Sacyr SA	2,038	5,854
	Siemens Gamesa Renewable Energy SA	33,609	535,681
	Tubacex SA	30,279	85,644
	Unicaja Banco SA	141,426	141,436
	Vocento SA	20,755	26,232
TOTAL SPAIN			7,422,703
SWEDEN — (2.2%)
	AcadeMedia AB	18,432	110,676

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Adapteo Oyj	3,055	$35,706
	AF POYRY AB	23,184	588,857
	Alimak Group AB	10,032	137,680
	Arjo AB, Class B	69,470	332,778
	Attendo AB	28,387	156,179
	Beijer Electronics Group AB	6,362	37,234
	Bergman & Beving AB	7,540	67,801
	Besqab AB	759	11,287
	Betsson AB	31,487	135,026
	Bilia AB, Class A	9,440	103,624
	BillerudKorsnas AB	31,133	400,055
	Bjorn Borg AB	3,946	10,177
	Bonava AB, Class B	22,208	198,656
	Bravida Holding AB	23,208	211,552
	Bufab AB	7,561	103,397
	Bulten AB	4,289	31,901
*	Byggmax Group AB	21,543	64,256
	Cloetta AB, Class B	63,009	222,093
*	Collector AB	2,979	9,363
	Coor Service Management Holding AB	8,810	80,564
	Dometic Group AB	71,892	653,819
*	Doro AB	6,752	33,256
	Duni AB	9,087	123,866
	Dustin Group AB	10,006	77,359
	Eastnine AB	4,151	60,574
	Elanders AB, Class B	3,508	32,261
*	Enea AB	4,344	74,184
	Fagerhult AB	6,766	41,706
	GHP Specialty Care AB	9,374	17,504
	Granges AB	19,515	180,276
	Gunnebo AB	11,511	29,937
	Haldex AB	8,793	44,631
	Hexpol AB	20,998	189,295
	Holmen AB, Class B	29,455	872,099
	Humana AB	6,537	41,954
*	International Petroleum Corp.	15,048	53,556
	Intrum AB	23,991	664,690
	Inwido AB	19,046	143,352
	JM AB	20,744	633,826
	KNOW IT AB	4,542	92,706
	Lindab International AB	26,759	302,808
	Loomis AB, Class B	17,361	628,666
*	Medivir AB, Class B	2,930	4,440
*	Mekonomen AB	9,385	78,356
	Millicom International Cellular SA	659	31,120
*	Modern Times Group MTG AB, Class B	11,098	110,615
	Momentum Group AB, Class B	6,153	74,307
	Nederman Holding AB	4,621	68,992
	New Wave Group AB, Class B	15,102	90,611
	Nobia AB	29,370	216,551
	Nordic Waterproofing Holding A.S.	5,586	53,807
	Peab AB, Class B	55,257	554,728
	Pricer AB, Class B	39,134	86,562
*	Qliro Group AB	22,925	16,796
	Ratos AB, Class B	51,449	180,740
	Recipharm AB, Class B	15,873	233,015
	Resurs Holding AB	29,019	160,608
	Rottneros AB	28,710	33,090
*	SAS AB	99,414	142,687

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Scandi Standard AB	10,318	$79,287
	Scandic Hotels Group AB	13,481	142,988
	Semcon AB	4,616	31,720
	SSAB AB, Class A	60,214	185,006
	SSAB AB, Class B	156,426	450,286
	Systemair AB	4,580	83,463
	Trelleborg AB, Class B	49,493	812,609
	VBG Group AB, Class B	1,593	28,605
TOTAL SWEDEN			11,992,176
SWITZERLAND — (4.1%)
	Adecco Group AG	41,835	2,451,035
	Allreal Holding AG	4,110	852,545
	ALSO Holding AG	1,520	248,163
*	ams AG	13,999	568,880
	Arbonia AG	11,046	132,629
*	Aryzta AG	144,605	144,956
	Autoneum Holding AG	583	67,122
	Baloise Holding AG	14,564	2,631,404
	Banque Cantonale de Geneve	498	105,362
	Banque Cantonale Vaudoise	499	417,890
	Bell Food Group AG	542	141,291
	Bellevue Group AG	2,218	64,582
	Berner Kantonalbank AG	1,081	256,991
	Bobst Group SA	1,798	94,271
	Bucher Industries AG	1,777	594,269
	Calida Holding AG	1,393	52,331
	Carlo Gavazzi Holding AG	128	32,685
	Cicor Technologies, Ltd.	570	34,483
	Cie Financiere Tradition SA	428	48,864
	Clariant AG	27,090	609,789
	Coltene Holding AG	429	37,584
	Conzzeta AG	252	286,180
	DKSH Holding AG	4,245	218,977
*	Dottikon Es Holding AG	22	13,966
	Dufry AG	9,361	811,501
	EFG International AG	28,128	174,075
	Energiedienst Holding AG	3,263	121,265
*	Evolva Holding SA	156,763	44,599
	Feintool International Holding AG	614	32,782
	Flughafen Zurich AG	3,397	590,171
*	GAM Holding AG	30,411	93,867
	Gurit Holding AG	117	177,063
	Helvetia Holding AG	7,588	1,090,821
#*	HOCHDORF Holding AG	202	17,416
	Huber & Suhner AG	2,618	195,060
	Hypothekarbank Lenzburg AG	13	62,627
	Implenia AG	2,851	116,221
	Investis Holding SA	622	55,806
	Julius Baer Group, Ltd.	9,468	473,094
	Jungfraubahn Holding AG	937	160,021
	Kudelski SA	7,542	40,898
*	Lastminute.com NV	860	39,483
	Liechtensteinische Landesbank AG	3,583	240,647
	Luzerner Kantonalbank AG	830	352,644
*	MCH Group AG	1,227	31,348
	Metall Zug AG	45	102,702
	Mikron Holding AG	1,680	10,896
	Mobimo Holding AG	1,817	586,346

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	OC Oerlikon Corp. AG	56,143	$597,957
*	Orascom Development Holding AG	3,061	44,836
	Orell Fuessli Holding AG	25	2,959
	Phoenix Mecano AG	158	73,408
	Plazza AG, Class A	84	25,651
	Rieter Holding AG	647	85,169
	Schaffner Holding AG	95	19,004
*	Schmolz + Bickenbach AG	118,904	25,330
	Schweiter Technologies AG	289	357,793
	Siegfried Holding AG	383	177,135
	St Galler Kantonalbank AG	688	327,599
	Sulzer AG	3,824	421,742
	Swiss Prime Site AG	15,221	1,858,258
	Swissquote Group Holding SA	2,219	134,043
	TX Group AG	831	78,431
	u-blox Holding AG	1,394	125,078
	Valiant Holding AG	3,461	355,850
	Valora Holding AG	945	251,445
	Vaudoise Assurances Holding SA	263	157,139
	Vetropack Holding AG	56	168,169
*	Von Roll Holding AG	8,880	7,743
	Vontobel Holding AG	6,228	433,882
	VP Bank AG	1,034	177,081
	Walliser Kantonalbank	1,138	131,771
	Zehnder Group AG	2,702	128,181
	Zug Estates Holding AG, Class B	41	101,684
	Zuger Kantonalbank AG	28	190,513
TOTAL SWITZERLAND			22,185,453
TAIWAN — (4.2%)
	Aaeon Technology, Inc.	10,000	23,271
	AcBel Polytech, Inc.	69,000	52,599
#	Acer, Inc.	539,000	298,084
	ACES Electronic Co., Ltd.	18,000	15,908
*	Acon Holding, Inc.	50,000	12,505
	Advanced International Multitech Co., Ltd.	32,000	39,874
	Advancetek Enterprise Co., Ltd.	21,987	13,656
*	AGV Products Corp.	123,960	28,161
	Allis Electric Co., Ltd.	58,710	40,320
	Alltek Technology Corp.	33,791	21,580
	Ambassador Hotel (The)	48,000	40,729
	AMPOC Far-East Co., Ltd.	23,000	21,052
	Apacer Technology, Inc.	19,000	26,235
	APCB, Inc.	39,000	30,681
	Apex Biotechnology Corp.	14,000	11,871
	Apex International Co., Ltd.	33,760	58,722
	Apex Medical Corp.	11,000	8,701
	Ardentec Corp.	68,430	61,109
*	Asia Pacific Telecom Co., Ltd.	173,033	44,790
	Asia Tech Image, Inc.	13,000	22,643
	Asia Vital Components Co., Ltd.	40,000	44,255
	AU Optronics Corp.	1,644,000	545,377
	Audix Corp.	16,000	21,771
	AVY Precision Technology, Inc.	17,188	16,898
	Bank of Kaohsiung Co., Ltd.	134,067	43,078
	BenQ Materials Corp.	19,000	10,530
	BES Engineering Corp.	293,000	70,974
	C Sun Manufacturing, Ltd.	29,000	22,623
	Capital Futures Corp.	16,500	23,274

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Capital Securities Corp.	419,440	$141,049
	Career Technology MFG. Co., Ltd.	80,910	78,697
	Casetek Holdings, Ltd.	31,000	43,016
	Cathay Real Estate Development Co., Ltd.	128,600	86,841
	Cayman Engley Industrial Co., Ltd.	4,261	12,299
	Celxpert Energy Corp.	21,000	19,893
	Central Reinsurance Co., Ltd.	37,800	24,551
*	Champion Building Materials Co., Ltd.	77,000	15,961
	Channel Well Technology Co., Ltd.	23,000	18,857
	CHC Healthcare Group	20,000	24,969
	Chen Full International Co., Ltd.	14,000	15,915
	Cheng Loong Corp.	192,000	124,786
*	Cheng Mei Materials Technology Corp.	59,000	13,125
	Cheng Uei Precision Industry Co., Ltd.	35,000	45,315
	Chilisin Electronics Corp.	30,488	117,206
	China Airlines, Ltd.	596,000	157,586
	China Bills Finance Corp.	192,000	96,474
	China Chemical & Pharmaceutical Co., Ltd.	61,000	42,277
	China Electric Manufacturing Corp.	40,500	15,313
	China General Plastics Corp.	58,519	36,682
*	China Life Insurance Co., Ltd.	474,000	384,882
	China Metal Products	53,000	52,636
	China Steel Structure Co., Ltd.	14,000	10,956
	China Wire & Cable Co., Ltd.	26,000	22,284
	Chinese Maritime Transport, Ltd.	39,710	35,477
	Chin-Poon Industrial Co., Ltd.	72,000	72,186
	Chipbond Technology Corp.	90,000	177,443
	ChipMOS Techinologies, Inc.	60,344	59,054
	Chong Hong Construction Co., Ltd.	32,000	88,617
	Chun YU Works & Co., Ltd.	31,000	20,078
	Chun Yuan Steel Industry Co., Ltd.	104,000	34,568
	Chung Hsin Electric & Machinery Manufacturing Corp.	66,000	58,931
	Chung Hung Steel Corp.	156,000	47,672
	Chung Hwa Pulp Corp.	96,015	27,443
*	CMC Magnetics Corp.	301,467	80,663
	Compal Electronics, Inc.	854,000	514,246
	Compucase Enterprise	12,000	10,647
*	Concord Securities Co., Ltd.	105,405	25,482
	Continental Holdings Corp.	102,000	42,754
	Contrel Technology Co., Ltd.	15,000	7,807
	Coretronic Corp.	93,000	111,537
*	CSBC Corp. Taiwan	60,163	48,674
	CTCI Corp.	74,000	92,235
	CviLux Corp.	17,000	13,695
	CyberTAN Technology, Inc.	73,000	37,033
	DA CIN Construction Co., Ltd.	37,000	26,055
	Dafeng TV, Ltd.	12,000	16,051
	Darfon Electronics Corp.	52,000	65,196
	Darwin Precisions Corp.	76,000	36,314
	Depo Auto Parts Ind Co., Ltd.	20,000	37,684
	Dimerco Express Corp.	19,000	16,840
	D-Link Corp.	159,000	71,926
*	Dynamic Electronics Co., Ltd.	73,000	36,559
	Dynapack International Technology Corp.	32,000	69,885
	E Ink Holdings, Inc.	118,000	114,810
	Eastern Media International Corp.	35,000	12,051
*	Edimax Technology Co., Ltd.	60,000	18,429
	Edom Technology Co., Ltd.	21,000	11,469
	Elite Semiconductor Memory Technology, Inc.	50,000	55,841

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Elitegroup Computer Systems Co., Ltd.	67,000	$27,020
	EnTie Commercial Bank Co., Ltd.	110,000	55,996
#	Epistar Corp.	209,000	233,293
	Eson Precision Ind. Co., Ltd.	15,000	16,910
	Eternal Materials Co., Ltd.	157,290	139,895
	Eva Airways Corp.	482,648	194,055
*	Everest Textile Co., Ltd.	70,331	19,521
	Evergreen International Storage & Transport Corp.	93,000	42,299
*	Evergreen Marine Corp. Taiwan, Ltd.	477,775	183,751
	Everlight Chemical Industrial Corp.	81,450	40,789
	Everlight Electronics Co., Ltd.	90,000	111,724
	Excellence Opto, Inc.	34,000	27,302
	Excelsior Medical Co., Ltd.	23,673	41,311
	Far Eastern Department Stores, Ltd.	223,000	180,774
	Far Eastern International Bank	491,890	192,940
	Farglory Land Development Co., Ltd.	67,000	89,075
*	Federal Corp.	75,480	29,302
	Feedback Technology Corp.	8,400	16,240
	Feng Hsin Steel Co., Ltd.	56,000	98,075
	First Insurance Co., Ltd. (The)	37,000	17,438
	First Steamship Co., Ltd.	123,676	39,073
	FLEXium Interconnect, Inc.	57,000	196,614
	FocalTech Systems Co., Ltd.	46,000	38,209
	Forest Water Environment Engineering Co., Ltd.	11,349	17,659
	Formosa Advanced Technologies Co., Ltd.	11,000	13,438
	Formosa Laboratories, Inc.	19,919	27,460
	Formosa Optical Technology Co., Ltd.	1,000	2,146
	Formosan Union Chemical	58,179	24,991
	Founding Construction & Development Co., Ltd.	24,000	12,521
	Froch Enterprise Co., Ltd.	27,000	10,491
	Fulltech Fiber Glass Corp.	72,720	26,937
	Gallant Precision Machining Co., Ltd.	20,000	12,463
	GCS Holdings, Inc.	12,000	24,319
*	Gemtek Technology Corp.	25,000	19,416
	General Interface Solution Holding, Ltd.	33,000	108,400
	Genmont Biotech, Inc.	25,000	20,028
*	Giantplus Technology Co., Ltd.	73,000	29,539
	Gigabyte Technology Co., Ltd.	98,000	164,105
*	Gigastorage Corp.	29,149	11,325
	Ginko International Co., Ltd.	4,000	24,296
	Global Brands Manufacture, Ltd.	72,000	34,377
	Globe Union Industrial Corp.	27,000	15,183
	Gloria Material Technology Corp.	108,880	62,730
*	Gold Circuit Electronics, Ltd.	86,000	42,778
#	Goldsun Building Materials Co., Ltd.	253,000	122,684
	Grand Ocean Retail Group, Ltd.	18,000	13,017
*	Grand Pacific Petrochemical	188,000	105,241
	Great China Metal Industry	26,000	20,714
	Great Wall Enterprise Co., Ltd.	82,000	111,710
	Greatek Electronics, Inc.	51,000	78,725
	GTM Holdings Corp.	21,000	15,602
*	HannsTouch Solution, Inc.	151,713	62,173
	Harvatek Corp.	29,000	11,216
	Hey Song Corp.	61,000	66,350
	Hiroca Holdings, Ltd.	13,000	26,423
	Hitron Technology, Inc.	15,204	10,556
	Ho Tung Chemical Corp.	154,577	40,515
	Hocheng Corp.	56,000	14,639
	Holy Stone Enterprise Co., Ltd.	18,000	58,165

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hong Pu Real Estate Development Co., Ltd.	47,000	$35,039
	Hong YI Fiber Industry Co.	30,000	17,902
*	Horizon Securities Co., Ltd.	56,000	12,169
	Hsin Kuang Steel Co., Ltd.	44,000	45,851
	Hsing TA Cement Co.	21,000	12,937
	Hu Lane Associate, Inc.	5,000	15,372
	Huaku Development Co., Ltd.	37,000	109,288
	Huang Hsiang Construction Corp.	29,000	34,612
	Hung Ching Development & Construction Co., Ltd.	33,000	22,599
	Hung Sheng Construction, Ltd.	85,440	64,488
*	Hwa Fong Rubber Industrial Co., Ltd.	85,800	31,007
	IBF Financial Holdings Co., Ltd.	468,130	181,618
	Ichia Technologies, Inc.	84,000	43,717
	Innolux Corp.	1,827,000	525,239
	International CSRC Investment Holdings Co.	129,310	129,897
	I-Sheng Electric Wire & Cable Co., Ltd.	16,000	23,662
	ITE Technology, Inc.	11,000	14,685
	Jarllytec Co., Ltd.	6,000	15,837
	Jess-Link Products Co., Ltd.	17,250	17,023
	Jih Sun Financial Holdings Co., Ltd.	356,915	117,578
	K Laser Technology, Inc.	43,000	23,255
	Kaulin Manufacturing Co., Ltd.	16,000	7,755
	KEE TAI Properties Co., Ltd.	104,000	40,966
	Kenda Rubber Industrial Co., Ltd.	105,000	100,206
	Kindom Development Co., Ltd.	105,000	97,743
	King Chou Marine Technology Co., Ltd.	10,200	11,373
	King Yuan Electronics Co., Ltd.	200,000	212,593
	King's Town Bank Co., Ltd.	148,000	167,502
*	King's Town Construction Co., Ltd.	27,000	27,631
	Kinpo Electronics	263,000	121,741
	Kinsus Interconnect Technology Corp.	66,000	101,425
	KS Terminals, Inc.	8,000	11,776
*	Kung Sing Engineering Corp.	67,660	19,659
	Kuo Toong International Co., Ltd.	40,551	23,702
	Kuoyang Construction Co., Ltd.	79,321	50,710
	Kwong Lung Enterprise Co., Ltd.	12,000	17,600
	L&K Engineering Co., Ltd.	41,000	40,726
	Lealea Enterprise Co., Ltd.	153,000	45,237
	LEE CHI Enterprises Co., Ltd.	53,000	15,812
	Lelon Electronics Corp.	11,000	13,761
*	Leofoo Development Co., Ltd.	21,000	9,775
	Lextar Electronics Corp.	76,000	41,649
	Li Peng Enterprise Co., Ltd.	113,000	24,918
	Lien Hwa Industrial Holdings Corp.	95,000	118,387
	Lingsen Precision Industries, Ltd.	91,000	32,547
	Lite-On Semiconductor Corp.	45,000	60,693
	Longchen Paper & Packaging Co., Ltd.	136,645	61,748
	Lumax International Corp., Ltd.	6,000	14,971
	Lung Yen Life Service Corp.	11,000	22,384
	Macronix International	285,000	350,279
	Materials Analysis Technology, Inc.	6,000	13,945
	Mayer Steel Pipe Corp.	27,000	13,862
	Meiloon Industrial Co.	17,000	12,859
	Mercuries & Associates Holding, Ltd.	37,000	27,578
*	Mercuries Life Insurance Co., Ltd.	230,971	94,747
*	Microbio Co., Ltd.	36,000	16,543
	Mosel Vitelic, Inc.	32,000	18,560
*	Motech Industries, Inc.	141,000	33,755
	MPI Corp.	9,000	21,727

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nan Ya Printed Circuit Board Corp.	32,000	$45,255
	Nexcom International Co., Ltd.	12,000	9,858
	Nien Hsing Textile Co., Ltd.	17,000	11,524
*	O-Bank Co., Ltd.	78,000	19,674
	OptoTech Corp.	71,551	52,097
	Orient Europharma Co., Ltd.	7,000	12,034
*	Orient Semiconductor Electronics, Ltd.	49,880	21,322
	Oriental Union Chemical Corp.	75,000	48,684
	O-TA Precision Industry Co., Ltd.	8,000	11,219
	Pacific Construction Co.	25,000	8,511
	Pan Jit International, Inc.	51,300	40,218
	Pan-International Industrial Corp.	83,000	54,965
*	Phihong Technology Co., Ltd.	103,259	29,690
	Plotech Co., Ltd.	26,000	15,737
	Pou Chen Corp.	385,000	444,675
	Powertech Technology, Inc.	130,000	460,589
	President Securities Corp.	199,111	92,693
	Prince Housing & Development Corp.	252,000	90,249
	Promate Electronic Co., Ltd.	21,000	23,741
	Qisda Corp.	162,000	107,468
	Qualipoly Chemical Corp.	18,900	16,755
	Quintain Steel Co., Ltd.	64,789	13,517
	Radium Life Tech Co., Ltd.	148,760	50,101
	Rechi Precision Co., Ltd.	44,000	31,874
	Rich Development Co., Ltd.	92,000	30,330
*	Ritek Corp.	242,000	46,516
*	Roo Hsing Co., Ltd.	207,000	70,529
	Ruentex Development Co., Ltd.	104,000	145,282
	Ruentex Industries, Ltd.	57,400	128,322
	Sampo Corp.	76,800	50,142
	San Fang Chemical Industry Co., Ltd.	33,000	24,299
	San Far Property, Ltd.	20,000	17,080
	Sanyang Motor Co., Ltd.	85,000	57,068
	Senao International Co., Ltd.	11,000	11,572
	Sesoda Corp.	30,098	24,628
	Shan-Loong Transportation Co., Ltd.	28,000	27,483
	Sharehope Medicine Co., Ltd.	18,705	18,878
	Sheng Yu Steel Co., Ltd.	26,000	16,585
*	Shih Wei Navigation Co., Ltd.	61,317	15,128
	Shin Kong Financial Holding Co., Ltd.	1,448,267	468,397
	Shin Zu Shing Co., Ltd.	24,000	115,926
*	Shining Building Business Co., Ltd.	102,444	33,050
	Shinkong Insurance Co., Ltd.	36,000	46,352
	Sigurd Microelectronics Corp.	66,046	74,426
	Sincere Navigation Corp.	62,830	30,412
	Sinher Technology, Inc.	6,000	8,276
	Sino-American Silicon Products, Inc.	94,000	300,309
	Sinon Corp.	72,000	45,438
	Sinphar Pharmaceutical Co., Ltd.	17,680	13,630
	Siward Crystal Technology Co., Ltd.	49,000	30,229
*	Solar Applied Materials Technology Co.	29,000	20,497
	Sonix Technology Co., Ltd.	10,000	10,290
	Standard Chemical & Pharmaceutical Co., Ltd.	10,000	11,541
*	Sunko INK Co., Ltd.	36,000	13,516
	Sunrex Technology Corp.	32,685	39,265
	Sunspring Metal Corp.	32,000	27,155
	Supreme Electronics Co., Ltd.	52,244	56,127
	Swancor Holding Co., Ltd.	11,000	28,128
	Sweeten Real Estate Development Co., Ltd.	39,600	28,414

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Syncmold Enterprise Corp.	10,000	$29,193
	Sysage Technology Co., Ltd.	9,251	10,027
	Systex Corp.	32,000	85,531
	T3EX Global Holdings Corp.	18,000	13,765
#	TA Chen Stainless Pipe	152,553	151,765
	Ta Ya Electric Wire & Cable	112,320	41,530
	Taichung Commercial Bank Co., Ltd.	496,710	199,213
	Taiflex Scientific Co., Ltd.	36,460	53,342
	Tainan Enterprises Co., Ltd.	18,000	15,003
	Tainan Spinning Co., Ltd.	266,000	89,400
	Taita Chemical Co., Ltd.	63,240	20,853
	Taiwan Business Bank	953,394	387,226
	Taiwan Chinsan Electronic Industrial Co., Ltd.	12,000	12,736
	Taiwan Cogeneration Corp.	40,000	42,804
	Taiwan Fertilizer Co., Ltd.	54,000	85,099
	Taiwan Fire & Marine Insurance Co., Ltd.	48,000	33,067
	Taiwan FU Hsing Industrial Co., Ltd.	24,000	33,468
	Taiwan Glass Industry Corp.	218,968	74,903
	Taiwan Hon Chuan Enterprise Co., Ltd.	49,000	97,380
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	38,000	23,766
*	Taiwan Land Development Corp.	129,466	33,528
	Taiwan Navigation Co., Ltd.	35,000	19,120
	Taiwan PCB Techvest Co., Ltd.	48,000	52,173
	Taiwan Pulp & Paper Corp.	25,000	16,538
	Taiwan Styrene Monomer	55,000	34,993
	Taiwan TEA Corp.	133,000	69,526
	Taiyen Biotech Co., Ltd.	28,000	29,365
	Teco Electric and Machinery Co., Ltd.	391,000	347,518
	Test-Rite International Co., Ltd.	22,000	14,923
	Thye Ming Industrial Co., Ltd.	36,000	37,039
	Ton Yi Industrial Corp.	170,000	61,126
	Tong Yang Industry Co., Ltd.	71,000	99,474
	Tong-Tai Machine & Tool Co., Ltd.	27,000	14,440
	TOPBI International Holdings, Ltd.	9,272	25,314
	Topco Technologies Corp.	8,999	20,667
	Topoint Technology Co., Ltd.	28,800	20,173
*	TPK Holding Co., Ltd.	74,000	114,774
	Transcend Information, Inc.	25,000	66,704
	Tripod Technology Corp.	16,000	58,709
	Tsann Kuen Enterprise Co., Ltd.	20,000	10,740
*	TSEC Corp.	49,124	11,711
	TSRC Corp.	98,000	74,373
	Tung Ho Steel Enterprise Corp.	157,000	116,810
*	Tung Thih Electronic Co., Ltd.	11,000	21,983
	TURVO International Co., Ltd.	5,000	11,199
	TXC Corp.	53,000	75,860
	TYC Brother Industrial Co., Ltd.	42,000	35,694
*	Tycoons Group Enterprise	84,034	13,741
	Tyntek Corp.	63,000	27,305
	U-Ming Marine Transport Corp.	91,000	92,022
	Unimicron Technology Corp.	258,000	320,943
*	Union Bank Of Taiwan	257,891	98,342
	Unitech Computer Co., Ltd.	20,000	15,131
	United Orthopedic Corp.	10,000	13,178
*	United Renewable Energy Co., Ltd.	439,609	105,205
*	Unity Opto Technology Co., Ltd.	91,000	18,578
	Universal Cement Corp.	95,277	57,885
*	Universal Microelectronics Co., Ltd.	13,000	5,991
*	Unizyx Holding Corp.	43,000	24,055

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	UPC Technology Corp.	175,664	$58,829
	USI Corp.	180,091	74,414
	Ve Wong Corp.	16,000	14,108
	Wah Lee Industrial Corp.	34,000	62,342
	Walsin Lihwa Corp.	517,000	251,470
	Walton Advanced Engineering, Inc.	55,000	19,983
	Wan Hai Lines, Ltd.	76,000	42,389
	Wei Chuan Foods Corp.	23,000	16,569
	Weikeng Industrial Co., Ltd.	71,661	41,057
	Well Shin Technology Co., Ltd.	18,000	28,728
	Weltrend Semiconductor	12,000	9,257
	Winbond Electronics Corp.	625,363	344,657
	Wisdom Marine Lines Co., Ltd.	63,262	58,834
	Wistron Corp.	586,841	522,994
	Wistron NeWeb Corp.	23,040	53,270
	Wonderful Hi-Tech Co., Ltd.	7,000	3,614
	WT Microelectronics Co., Ltd.	94,207	119,159
	Xxentria Technology Materials Corp.	15,000	30,385
*	Yang Ming Marine Transport Corp.	238,674	53,148
	YC INOX Co., Ltd.	50,600	42,582
	Yea Shin International Development Co., Ltd.	29,632	16,488
	Yem Chio Co., Ltd.	87,176	32,134
*	Yeong Guan Energy Technology Group Co., Ltd.	18,000	33,970
	YFC-Boneagle Electric Co., Ltd.	15,000	11,252
	YFY, Inc.	280,000	120,863
	Yi Jinn Industrial Co., Ltd.	34,200	15,437
	Yieh Phui Enterprise Co., Ltd.	263,447	79,243
	Youngtek Electronics Corp.	24,000	37,518
	Yuanta Futures Co., Ltd.	10,000	18,147
#	Yulon Motor Co., Ltd.	200,000	117,377
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	30,126
	Yungshin Construction & Development Co., Ltd.	12,000	13,597
	Zenitron Corp.	27,000	18,281
	Zero One Technology Co., Ltd.	22,000	20,058
	Zhen Ding Technology Holding, Ltd.	60,000	232,058
	Zig Sheng Industrial Co., Ltd.	79,000	19,204
	Zinwell Corp.	64,000	39,230
	ZongTai Real Estate Development Co., Ltd.	24,300	24,644
TOTAL TAIWAN			22,886,758
THAILAND — (0.8%)
	AJ Plast PCL	26,500	7,014
	Allianz Ayudhya Capital PCL	11,000	13,940
	Amata Corp. PCL	122,800	64,217
	Amata VN PCL, Class F	94,100	13,887
	Ananda Development PCL	334,800	22,127
	AP Thailand PCL	263,800	58,397
*	Asia Aviation PCL	203,200	11,343
	Asia Plus Group Holdings PCL	204,100	11,001
	Asia Sermkij Leasing PCL	25,700	21,231
	Bangchak Corp. PCL	132,900	106,593
	Bangkok Insurance PCL	2,900	26,795
	Bangkok Land PCL	2,507,300	95,723
	Bangkok Life Assurance PCL	39,400	24,396
	Bangkok Ranch PCL	15,300	1,129
	Banpu PCL	660,400	213,989
*	BEC World PCL	170,400	28,974
	Cal-Comp Electronics Thailand PCL, Class F	428,200	24,316
	CH Karnchang PCL	56,400	36,008

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	CIMB Thai Bank PCL	1,971,600	$39,849
	COL PCL	33,700	18,056
	Dhipaya Insurance PCL	55,800	43,501
	Eastern Polymer Group PCL, Class F	217,100	39,352
	Eastern Water Resources Development and Management PCL, Class F	105,500	38,924
	Esso Thailand PCL	180,800	39,153
	GFPT PCL	144,700	57,564
	Global Green Chemicals PCL, Class F	86,200	31,803
	Hana Microelectronics PCL	128,500	145,320
	IRPC PCL	1,743,200	161,066
	Italian-Thai Development PCL	294,400	13,695
	KCE Electronics PCL	60,700	36,416
	KGI Securities Thailand PCL	247,300	36,496
	Khon Kaen Sugar Industry PCL	362,960	27,714
	Kiatnakin Bank PCL	10,600	23,210
	Lam Soon Thailand PCL	96,800	15,341
	Lanna Resources PCL	28,000	6,647
	LH Financial Group PCL	1,278,000	55,761
	LPN Development PCL	143,100	22,312
	Maybank Kim Eng Securities Thailand PCL	39,000	8,383
	MBK PCL	138,700	88,551
	MC Group PCL	73,900	23,235
	Millcon Steel PCL	211,520	3,597
	Minor International PCL	85,700	84,545
	Namyong Terminal PCL	91,000	10,569
	Noble Development PCL	23,600	12,341
	Origin Property PCL, Class F	65,400	13,743
	PCS Machine Group Holding PCL	86,800	15,594
	Platinum Group PCL (The), Class F	124,000	15,595
	Polyplex Thailand PCL	85,200	36,901
*	Precious Shipping PCL	126,000	23,244
	Property Perfect PCL	616,300	15,620
	Pruksa Holding PCL	177,200	80,158
	Quality Houses PCL	1,176,100	93,575
	Raimon Land PCL	515,800	14,231
*	Regional Container Lines PCL	119,500	10,581
	Rojana Industrial Park PCL	220,300	36,045
	Samart Corp. PCL	45,000	10,828
	Samart Telcoms PCL	33,900	7,776
	Sansiri PCL	1,500,600	48,142
	SC Asset Corp. PCL	339,100	24,152
	Scan Inter PCL, Class F	148,000	8,214
*	SCG Ceramics PCL	91,341	3,897
	Sena Development PCL	196,116	16,610
	Siam City Cement PCL	1,400	8,399
	Siam Future Development PCL	196,440	33,717
	Siamgas & Petrochemicals PCL	167,600	44,091
	Singha Estate PCL	194,300	14,088
	Sino-Thai Engineering & Construction PCL	129,100	62,541
	Somboon Advance Technology PCL	57,400	23,387
	SPCG PCL	77,500	49,727
	Sri Trang Agro-Industry PCL	212,880	88,785
	Srithai Superware PCL	69,100	1,574
	Star Petroleum Refining PCL	357,400	97,462
	Supalai PCL	161,425	83,898
	Super Energy Corp. PCL	2,470,900	40,429
*	Tata Steel Thailand PCL	594,100	7,624
*	Thai Airways International PCL	179,200	33,057
	Thai Oil PCL	126,100	210,369

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Stanley Electric PCL, Class F	5,700	$30,082
	Thai Wah PCL, Class F	75,200	9,650
*	Thaicom PCL	58,900	7,143
	Thanachart Capital PCL	124,400	207,533
	Thitikorn PCL	41,600	12,345
	Thoresen Thai Agencies PCL	261,800	30,573
	Tisco Financial Group PCL	40,400	133,500
	TMB Bank PCL	3,818,596	172,737
	TMT Steel PCL	70,200	8,829
	TPI Polene PCL	1,534,100	77,271
	TPI Polene Power PCL	263,600	36,364
	True Corp. PCL	1,782,200	214,985
	Unique Engineering & Construction PCL	138,400	31,747
	Univanich Palm Oil PCL	46,900	7,899
	Univentures PCL	165,100	24,577
	Vanachai Group PCL	88,600	10,574
	Vinythai PCL	88,700	68,581
	WHA Corp. PCL	670,200	68,375
TOTAL THAILAND			4,291,300
TURKEY — (0.2%)
*	Aksa Enerji Uretim A.S.	24,121	16,429
	Alarko Holding A.S.	5,136	5,295
*	Albaraka Turk Katilim Bankasi A.S.	224,420	63,339
	Anadolu Anonim Turk Sigorta Sirketi	26,991	22,328
	Anadolu Cam Sanayii A.S.	64,176	50,753
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	9,326	38,531
*	Bera Holding A.S.	122,261	90,124
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	9,716	20,514
*	Cimsa Cimento Sanayi VE Ticaret A.S.	16,339	26,903
	Coca-Cola Icecek A.S.	4,086	31,626
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	5,106	21,673
*	Global Yatirim Holding A.S.	23,941	19,417
*	GSD Holding AS	62,912	16,633
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	50,203	23,592
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	170,857	80,290
	Kordsa Teknik Tekstil A.S.	22,267	52,359
	Nuh Cimento Sanayi A.S.	15,425	30,134
*	Sekerbank Turk AS	132,226	30,738
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	24,464	29,191
	Soda Sanayii A.S.	24,561	27,323
	TAV Havalimanlari Holding A.S.	15,348	69,818
	Trakya Cam Sanayii A.S.	114,319	76,917
*	Turkiye Halk Bankasi A.S.	148,199	171,256
*	Turkiye Sinai Kalkinma Bankasi A.S.	219,671	50,236
	Turkiye Sise ve Cam Fabrikalari A.S.	46,845	43,481
*	Turkiye Vakiflar Bankasi TAO, Class D	189,592	209,041
*	Vestel Elektronik Sanayi ve Ticaret A.S.	13,751	31,896
TOTAL TURKEY			1,349,837
UNITED KINGDOM — (11.7%)
	Aggreko P.L.C.	74,047	751,646
	Alliance Pharma P.L.C.	83,598	95,837
	Anglo-Eastern Plantations P.L.C.	3,836	27,859
	Arrow Global Group P.L.C.	36,788	128,726
	Babcock International Group P.L.C.	119,557	927,644
	Balfour Beatty P.L.C.	189,955	665,482
	Bank of Georgia Group P.L.C.	10,623	212,145

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Barratt Developments P.L.C.	181,197	$1,918,429
	Beazley P.L.C.	37,023	264,222
	Begbies Traynor Group P.L.C.	12,789	13,471
	Bellway P.L.C.	31,871	1,676,920
	Berkeley Group Holdings P.L.C.	26,611	1,837,922
	Biffa P.L.C.	12,870	47,808
	Bloomsbury Publishing P.L.C.	19,392	72,604
	Bodycote P.L.C.	54,647	616,707
	Braemar Shipping Services P.L.C.	4,667	12,738
*	Cairn Energy P.L.C.	99,250	221,697
*	Carclo P.L.C.	16,123	2,266
	CareTech Holdings P.L.C.	18,706	112,840
	Carr's Group P.L.C.	11,580	24,101
	Castings P.L.C.	4,281	24,227
	Centamin P.L.C.	331,657	594,837
	Centaur Media P.L.C.	16,082	7,834
	Central Asia Metals P.L.C.	15,611	41,668
	Centrica P.L.C.	831,112	931,565
	Chemring Group P.L.C.	75,743	271,754
	Chesnara P.L.C.	36,124	155,257
	Cineworld Group P.L.C.	241,641	564,014
*	Circassia Pharmaceuticals P.L.C.	44,336	16,148
	Clarkson P.L.C.	8,487	326,887
	Close Brothers Group P.L.C.	43,721	816,190
	CMC Markets P.L.C.	21,846	45,163
	Consort Medical P.L.C.	10,857	143,612
	ConvaTec Group P.L.C.	189,712	519,725
	Costain Group P.L.C.	28,773	74,125
	Countryside Properties P.L.C.	95,976	617,339
*	Countrywide P.L.C.	1,373	6,878
	Crest Nicholson Holdings P.L.C.	77,112	508,289
	Daily Mail & General Trust P.L.C., Class A	40,319	432,670
	Dart Group P.L.C.	9,302	208,619
	Devro P.L.C.	46,110	104,247
	DFS Furniture P.L.C.	40,764	149,941
*	Dialight P.L.C.	7,087	24,718
	Direct Line Insurance Group P.L.C.	228,546	1,017,912
	DiscoverIE Group P.L.C.	17,330	130,715
	Dixons Carphone P.L.C.	241,138	430,899
	Drax Group P.L.C.	112,465	402,903
	DS Smith P.L.C.	291,965	1,309,016
	easyJet P.L.C.	27,778	509,907
*	EI Group P.L.C.	155,978	585,698
*	EKF Diagnostics Holdings P.L.C.	61,585	27,147
	Elementis P.L.C.	104,486	176,106
*	EnQuest P.L.C.	312,538	98,457
	Equiniti Group P.L.C.	120,507	325,314
	Essentra P.L.C.	63,219	349,143
	Ferrexpo P.L.C.	92,224	169,216
*	Firstgroup P.L.C.	374,372	610,648
	Flowtech Fluidpower P.L.C.	7,489	9,493
*	Foxtons Group P.L.C.	71,351	78,364
*	Frasers Group P.L.C.	49,289	306,483
	Fuller Smith & Turner P.L.C., Class A	6,566	82,939
	Galliford Try Holdings P.L.C.	37,963	74,651
*	Gamesys Group P.L.C.	1,467	14,362
*	Gem Diamonds, Ltd.	38,208	31,048
	Genel Energy P.L.C.	23,686	57,329
*	Georgia Capital P.L.C.	7,964	84,573

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Goodwin P.L.C.	314	$14,518
	Grafton Group P.L.C.	74,739	907,436
	Grainger P.L.C.	45,286	176,818
	Gulf Keystone Petroleum, Ltd.	67,566	165,375
	GVC Holdings P.L.C.	91,501	1,058,005
	Gym Group P.L.C. (The)	20,338	79,445
	H&T Group P.L.C.	3,869	19,219
	Halfords Group P.L.C.	66,390	143,365
	Hargreaves Services P.L.C.	2,839	11,785
	Hastings Group Holdings P.L.C.	55,633	132,165
	Headlam Group P.L.C.	22,372	154,124
	Helical P.L.C.	23,526	148,697
	Henry Boot P.L.C.	14,040	61,391
	Highland Gold Mining, Ltd.	91,972	254,454
	Hochschild Mining P.L.C.	75,354	167,428
*	Horizon Discovery Group P.L.C.	21,363	44,655
	Hostelworld Group P.L.C.	12,739	25,438
	Hunting P.L.C.	36,382	146,885
	Huntsworth P.L.C.	57,660	49,655
	Hyve Group P.L.C.	105,125	136,568
	Ibstock P.L.C.	95,414	366,073
*	IGas Energy P.L.C.	15,148	8,668
	Inchcape P.L.C.	102,222	885,984
*	Indivior P.L.C.	31,011	15,502
	International Personal Finance P.L.C.	8,651	17,992
	Investec P.L.C.	211,733	1,168,322
	J Sainsbury P.L.C.	406,591	1,084,482
	John Laing Group P.L.C.	74,897	350,317
	John Wood Group P.L.C.	173,764	860,115
	Jupiter Fund Management P.L.C.	50,138	254,382
*	Just Group P.L.C.	207,952	213,807
	KAZ Minerals P.L.C.	20,745	119,567
	Keller Group P.L.C.	20,765	228,462
	Kier Group P.L.C.	33,146	39,181
	Kin & Carta P.L.C.	9,998	14,672
	Kingfisher P.L.C.	593,169	1,592,515
*	Lamprell P.L.C.	66,081	29,450
	Lancashire Holdings, Ltd.	47,546	469,503
	Lookers P.L.C.	89,330	65,363
	Low & Bonar P.L.C.	32,740	5,597
	LSL Property Services P.L.C.	23,302	94,210
	Man Group P.L.C.	447,529	907,029
	Marks & Spencer Group P.L.C.	287,018	665,576
	Marston's P.L.C.	209,989	290,663
	McCarthy & Stone P.L.C.	98,693	192,195
	McColl's Retail Group P.L.C.	14,203	8,558
	Mears Group P.L.C.	34,909	140,393
	Mediclinic International P.L.C.	88,695	431,376
	Meggitt P.L.C.	35,561	316,354
*	Metro Bank P.L.C.	8,823	26,704
	Micro Focus International P.L.C.	72,707	976,411
*	Mitchells & Butlers P.L.C.	70,813	373,404
	MJ Gleeson P.L.C.	11,285	142,736
	Morgan Sindall Group P.L.C.	9,270	223,846
*	Mothercare P.L.C.	58,375	11,939
	MP Evans Group P.L.C.	1,185	11,111
	N Brown Group P.L.C.	27,931	30,162
	NAHL Group P.L.C.	19,189	24,348
	Naked Wines P.L.C.	10,404	28,768

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	National Express Group P.L.C.	125,965	$742,824
	NCC Group P.L.C.	52,241	148,023
	Non-Standard Finance P.L.C.	61,251	23,032
	Norcros P.L.C.	16,487	62,680
	Northgate P.L.C.	39,470	138,737
	Numis Corp. P.L.C.	12,643	47,648
	OneSavings Bank P.L.C.	65,007	365,536
	Pan African Resources P.L.C.	302,516	51,885
	Paragon Banking Group P.L.C.	36,856	246,986
*	Parkmead Group P.L.C. (The)	15,615	9,042
	Pearson P.L.C., Sponsored ADR	81,338	603,528
	Pendragon P.L.C.	413,098	67,251
*	Petra Diamonds, Ltd.	182,703	22,926
	Petrofac, Ltd.	32,577	149,853
*	Petropavlovsk P.L.C.	772,464	185,120
	Pets at Home Group P.L.C.	157,643	586,142
	Pharos Energy P.L.C.	46,696	28,040
	Phoenix Group Holdings P.L.C.	137,472	1,372,324
	Playtech P.L.C.	62,660	284,881
	Polypipe Group P.L.C.	27,630	197,208
*	Premier Foods P.L.C.	195,519	93,317
*	Premier Oil P.L.C.	199,335	263,142
	Provident Financial P.L.C.	74,878	458,729
	PZ Cussons P.L.C.	83,124	211,845
	QinetiQ Group P.L.C.	162,110	753,074
	Rank Group P.L.C.	43,286	163,140
*	REA Holdings P.L.C.	3,000	6,779
	Reach P.L.C.	87,330	152,883
	Redrow P.L.C.	73,870	774,139
	Renewi P.L.C.	109,405	51,414
	Restaurant Group P.L.C. (The)	37,530	63,774
*	Revolution Bars Group P.L.C.	7,245	6,919
	Rhi Magnesita NV	925	38,934
	Ricardo P.L.C.	9,039	91,697
*	Rockhopper Exploration P.L.C.	85,440	19,650
	Royal Mail P.L.C.	180,633	472,154
	RPS Group P.L.C.	52,390	120,252
	RSA Insurance Group P.L.C.	191,758	1,391,255
	S&U P.L.C.	850	24,468
	Saga P.L.C.	326,759	180,290
	SDL P.L.C.	19,137	155,774
	Senior P.L.C.	96,171	211,614
	Severfield P.L.C.	59,426	67,504
	SIG P.L.C.	142,557	173,802
	Signature Aviation P.L.C.	161,848	620,621
	Smart Metering Systems P.L.C.	7,279	49,434
	Speedy Hire P.L.C.	122,343	128,540
	Spire Healthcare Group P.L.C.	35,116	60,840
*	Sportech P.L.C.	20,049	8,481
	St. Modwen Properties P.L.C.	55,429	360,112
	Stobart Group, Ltd.	18,564	24,955
	Stock Spirits Group P.L.C.	39,966	107,281
	Superdry P.L.C.	6,793	34,297
	T Clarke P.L.C.	15,910	27,858
	Tate & Lyle P.L.C.	88,760	927,853
	Taylor Wimpey P.L.C.	594,901	1,687,391
	TP ICAP P.L.C.	172,793	903,525
	Travis Perkins P.L.C.	79,648	1,626,966
	Trifast P.L.C.	24,071	60,742

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
TT Electronics P.L.C.	48,498	$151,807
Tullow Oil P.L.C.	435,039	288,580
* Tungsten Corp. P.L.C.	20,245	10,051
Tyman P.L.C.	19,065	68,527
U & I Group P.L.C.	37,908	89,562
UDG Healthcare P.L.C.	28,989	286,739
Ultra Electronics Holdings P.L.C.	12,764	380,152
Urban & Civic P.L.C.	30,460	145,887
Vectura Group P.L.C.	200,235	248,161
Vertu Motors P.L.C.	28,861	13,908
Vesuvius P.L.C.	65,059	373,639
* Virgin Money UK P.L.C.	193,615	418,272
Vistry Group P.L.C.	68,406	1,245,272
Volution Group P.L.C.	37,985	121,229
Vp P.L.C.	3,920	51,488
Weir Group P.L.C (The)	14,462	256,646
Wm Morrison Supermarkets P.L.C.	712,962	1,709,551
* Xaar P.L.C.	19,705	10,145
TOTAL UNITED KINGDOM		63,460,984
UNITED STATES — (0.2%)
Ovintiv, Inc.	53,509	836,336
* Sundance Energy, Inc.	1,422	15,419
TOTAL UNITED STATES		851,755
TOTAL COMMON STOCKS		536,568,407
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.5%)
Banco ABC Brasil S.A.	28,564	144,801
Banco do Estado do Rio Grande do Sul SA, Class B	48,400	227,048
Banco Pan SA	79,932	181,418
Cia Brasileira de Distribuicao	28,519	566,571
Cia Ferro Ligas da Bahia - FERBASA	9,400	42,801
Eucatex SA Industria e Comercio	8,800	15,370
Gerdau SA	216,500	1,013,596
Grazziotin SA	1,600	12,329
Marcopolo SA	156,673	177,065
Randon SA Implementos e Participacoes	55,300	175,613
Schulz SA	7,000	19,287
Unipar Carbocloro SA	8,484	64,780
Usinas Siderurgicas de Minas Gerais SA, Class A	116,300	261,516
TOTAL BRAZIL		2,902,195
COLOMBIA — (0.0%)
Avianca Holdings SA	105,386	62,091
GERMANY — (0.2%)
Biotest AG	3,257	77,281
Draegerwerk AG & Co. KGaA	2,384	138,998
Jungheinrich AG	13,566	297,863
Schaeffler AG	31,344	312,692
STO SE & Co. KGaA	568	66,588
Villeroy & Boch AG	889	15,083
TOTAL GERMANY		908,505
TOTAL PREFERRED STOCKS		3,872,791

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	66,848	$44,120
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	1,385	0
HONG KONG — (0.0%)
*	Guotai Junan International Holdings Ltd. Rights 09/03/20	216,666	0
NORWAY — (0.0%)
*	XXL ASA Rights 10/25/19	2,162	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	196,236	0
THAILAND — (0.0%)
*	Property Perfect Rights 09/30/19	77,037	0
TOTAL RIGHTS/WARRANTS			44,120
TOTAL INVESTMENT SECURITIES (Cost $557,946,112)			540,485,318

			Value†
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	334,156	3,866,851
TOTAL INVESTMENTS — (100.0%)
(Cost $561,822,809)^^			$544,352,169
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$29,821,292	—	$29,821,292
Austria	—	3,359,678	—	3,359,678
Belgium	—	6,404,585	—	6,404,585
Brazil	$11,177,306	—	—	11,177,306
Canada	39,126,952	146,679	—	39,273,631
Chile	6,489	749,403	—	755,892
China	1,164,540	28,782,358	—	29,946,898
Colombia	363,739	—	—	363,739
Denmark	—	6,901,357	—	6,901,357
Finland	—	8,462,748	—	8,462,748
France	—	25,658,761	—	25,658,761
Germany	—	27,771,267	—	27,771,267
Greece	—	417,373	—	417,373
Hong Kong	—	8,938,944	—	8,938,944
India	—	15,412,520	—	15,412,520
Indonesia	—	2,820,095	—	2,820,095
Ireland	—	4,551,503	—	4,551,503
Israel	103,898	3,265,297	—	3,369,195
Italy	—	15,258,692	—	15,258,692
Japan	—	100,536,149	—	100,536,149
Malaysia	—	4,202,028	—	4,202,028
Mexico	3,809,740	—	—	3,809,740

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	$40,874	$9,818,895	—	$9,859,769
New Zealand	—	2,483,086	—	2,483,086
Norway	—	3,739,960	—	3,739,960
Philippines	—	1,530,126	—	1,530,126
Poland	—	1,357,890	—	1,357,890
Portugal	—	1,185,024	—	1,185,024
Russia	1,006,382	220,757	—	1,227,139
Singapore	—	3,245,297	—	3,245,297
South Africa	886,510	9,356,703	—	10,243,213
South Korea	—	18,042,544	—	18,042,544
Spain	—	7,422,703	—	7,422,703
Sweden	53,556	11,938,620	—	11,992,176
Switzerland	—	22,185,453	—	22,185,453
Taiwan	—	22,886,758	—	22,886,758
Thailand	4,291,300	—	—	4,291,300
Turkey	—	1,349,837	—	1,349,837
United Kingdom	603,528	62,857,456	—	63,460,984
United States	851,755	—	—	851,755
Preferred Stocks
Brazil	2,902,195	—	—	2,902,195
Colombia	62,091	—	—	62,091
Germany	—	908,505	—	908,505
Rights/Warrants
Canada	—	44,120	—	44,120
Securities Lending Collateral	—	3,866,851	—	3,866,851
TOTAL	$66,450,855	$477,901,314	—	$544,352,169

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (4.4%)
	A2B Australia, Ltd.	61,896	$60,713
	Accent Group, Ltd.	105,492	118,592
	Adairs, Ltd.	81,527	120,396
	Adelaide Brighton, Ltd.	159,863	386,056
*	Aeon Metals, Ltd.	45,143	4,999
#*	Afterpay, Ltd.	5,594	139,693
	AGL Energy, Ltd.	59,766	793,167
#*	Ainsworth Game Technology, Ltd.	68,629	33,529
#	Alliance Aviation Services, Ltd.	11,891	20,705
	ALS, Ltd.	159,821	1,021,369
	Altium, Ltd.	33,183	865,966
#	Alumina, Ltd.	242,873	349,795
	AMA Group, Ltd.	101,999	61,857
#*	Amaysim Australia, Ltd.	59,320	13,383
	AMP, Ltd.	1,012,950	1,222,325
	Ansell, Ltd.	21,913	463,181
	AP Eagers, Ltd.	48,592	289,345
	APA Group	108,035	811,193
	Appen, Ltd.	25,817	425,639
*	Arafura Resources, Ltd.	16,794	876
	ARB Corp., Ltd.	19,405	238,621
*	Ardent Leisure Group, Ltd.	239,856	224,859
	Aristocrat Leisure, Ltd.	65,365	1,558,901
	ARQ Group, Ltd.	11,142	2,686
*	Asaleo Care, Ltd.	211,036	152,163
	ASX, Ltd.	4,901	277,278
	Atlas Arteria, Ltd.	188,942	1,017,534
	AUB Group, Ltd.	12,009	104,071
	Aurelia Metals, Ltd.	113,724	33,531
	Aurizon Holdings, Ltd.	530,339	1,901,002
	AusNet Services	302,500	356,473
	Austal, Ltd.	104,574	270,082
	Australia & New Zealand Banking Group, Ltd.	226,681	3,858,646
*	Australian Agricultural Co., Ltd.	171,473	127,437
	Australian Finance Group, Ltd.	41,769	79,238
	Australian Pharmaceutical Industries, Ltd.	206,019	180,171
	Baby Bunting Group, Ltd.	30,773	69,505
	Bank of Queensland, Ltd.	161,836	822,789
	Bapcor, Ltd.	91,823	383,760
*	Base Resources, Ltd.	56,903	8,888
	Beach Energy, Ltd.	973,302	1,697,785
	Beacon Lighting Group, Ltd.	17,843	12,961
#	Bega Cheese, Ltd.	101,006	292,653
	Bendigo & Adelaide Bank, Ltd.	147,607	1,019,203
	BHP Group, Ltd.	487,213	12,494,040
#	BHP Group, Ltd., Sponsored ADR	13,830	706,851
	Bingo Industries, Ltd.	76,688	141,612
#	Blackmores, Ltd.	4,810	285,254
#*	Blue Sky Alternative Investments, Ltd.	5,525	257
	BlueScope Steel, Ltd.	257,568	2,410,571
	Boral, Ltd.	329,263	1,085,102
	Brambles, Ltd.	118,372	988,693
	Bravura Solutions, Ltd.	47,965	173,676
	Breville Group, Ltd.	30,034	369,988
	Brickworks, Ltd.	37,432	494,778

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Buru Energy, Ltd.	75,609	$8,567
#	BWX, Ltd.	48,531	134,254
#*	Byron Energy, Ltd.	59,304	11,508
	Caltex Australia, Ltd.	86,096	1,963,333
	Capitol Health, Ltd.	106,976	18,501
*	Cardno, Ltd.	70,457	18,528
	carsales.com, Ltd.	77,126	877,885
*	Cash Converters International, Ltd.	184,747	28,250
	Cedar Woods Properties, Ltd.	22,771	121,266
#	Challenger, Ltd.	124,517	737,191
	CIMIC Group, Ltd.	13,452	260,285
#	Citadel Group, Ltd. (The)	7,217	22,937
	City Chic Collective, Ltd.	23,129	47,253
#	Class, Ltd.	19,682	26,647
	Cleanaway Waste Management, Ltd.	732,607	989,438
#	Clinuvel Pharmaceuticals, Ltd.	10,577	193,284
	Clover Corp., Ltd.	24,457	43,362
	Coca-Cola Amatil, Ltd.	126,748	1,007,129
	Cochlear, Ltd.	7,387	1,176,499
#	Codan, Ltd.	54,165	275,579
	Coles Group, Ltd.	132,804	1,457,263
#	Collection House, Ltd.	64,782	46,021
	Collins Foods, Ltd.	70,593	401,454
	Commonwealth Bank of Australia	97,789	5,536,568
	Computershare, Ltd.	61,149	722,050
*	Cooper Energy, Ltd.	474,722	176,979
#	Corporate Travel Management, Ltd.	21,379	251,272
#	Costa Group Holdings, Ltd.	140,761	256,188
#	Credit Corp. Group, Ltd.	15,651	367,808
	Crown Resorts, Ltd.	63,085	490,403
*	CSG, Ltd.	68,457	13,987
	CSL, Ltd.	28,867	5,937,035
	CSR, Ltd.	273,453	876,637
	Data#3, Ltd.	37,256	111,693
	Decmil Group, Ltd.	89,885	24,448
	Dicker Data, Ltd.	7,721	34,626
#	Domain Holdings Australia, Ltd.	106,980	268,094
#	Domino's Pizza Enterprises, Ltd.	18,521	673,308
	Downer EDI, Ltd.	217,066	1,063,308
	DWS, Ltd.	41,130	29,608
#*	Eclipx Group, Ltd.	128,882	136,674
	Elanor Investor Group	19,470	28,130
	Elders, Ltd.	65,134	320,494
#*	Electro Optic Systems Holdings, Ltd.	5,166	35,997
#*	Emeco Holdings, Ltd.	28,065	42,297
	Emeco Holdings, Ltd.	2,727	3,779
#	EQT Holdings, Ltd.	902	18,755
	Estia Health, Ltd.	100,307	163,878
	EVENT Hospitality and Entertainment, Ltd.	47,725	410,236
	Evolution Mining, Ltd.	623,109	1,572,621
#*	FAR, Ltd.	1,063,607	29,034
*	Fleetwood Corp., Ltd.	22,875	31,937
	FlexiGroup, Ltd.	149,488	207,571
	Flight Centre Travel Group, Ltd.	15,179	395,347
	Fortescue Metals Group, Ltd.	744,986	5,518,726
#	Freedom Foods Group, Ltd.	8,951	28,658
	G8 Education, Ltd.	204,235	259,057
#*	Galaxy Resources, Ltd.	51,894	34,878
*	Genex Power, Ltd.	14,287	1,950

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Genworth Mortgage Insurance Australia, Ltd.	110,912	$270,310
*	Gold Road Resources, Ltd.	141,107	135,892
*	GrainCorp, Ltd., Class A	107,536	596,878
#	Grange Resources, Ltd.	238,429	37,370
*	Greenland Minerals, Ltd.	177,454	14,636
#	GUD Holdings, Ltd.	30,761	244,632
#	GWA Group, Ltd.	126,795	301,156
	Hansen Technologies, Ltd.	40,822	99,733
#	Harvey Norman Holdings, Ltd.	215,333	604,283
	Healius, Ltd.	226,416	443,171
#	Helloworld Travel, Ltd.	2,497	7,033
*	Horizon Oil, Ltd.	249,894	20,697
#	HT&E, Ltd.	119,587	135,935
#	HUB24, Ltd.	8,166	58,607
	Huon Aquaculture Group, Ltd.	8,998	27,035
	IDP Education, Ltd.	42,197	491,233
	IGO, Ltd.	178,120	719,376
	Iluka Resources, Ltd.	167,158	1,069,159
	Imdex, Ltd.	130,607	126,242
*	IMF Bentham, Ltd.	66,208	208,456
	Incitec Pivot, Ltd.	500,462	1,086,627
	Infigen Energy	289,039	151,745
	Infomedia, Ltd.	108,612	147,207
#	Inghams Group, Ltd.	100,256	235,592
	Insurance Australia Group, Ltd.	283,193	1,331,601
*	Intega Group, Ltd.	70,457	20,145
	Integral Diagnostics, Ltd.	32,119	86,394
	Integrated Research, Ltd.	23,869	46,871
#	InvoCare, Ltd.	44,235	394,244
#	IOOF Holdings, Ltd.	134,384	700,235
	IPH, Ltd.	80,644	488,180
	IRESS, Ltd.	39,688	366,708
#*	iSelect, Ltd.	40,661	13,733
*	iSentia Group, Ltd.	55,501	9,564
	IVE Group, Ltd.	58,367	90,064
	James Hardie Industries P.L.C.	50,249	1,056,523
	James Hardie Industries P.L.C., Sponsored ADR	1,045	21,945
#	Japara Healthcare, Ltd.	122,823	79,141
#	JB Hi-Fi, Ltd.	80,360	2,113,312
#	Jumbo Interactive, Ltd.	12,500	110,235
	Jupiter Mines, Ltd.	522,866	100,583
*	Karoon Energy, Ltd.	287,126	220,106
#	Kogan.com, Ltd.	7,421	25,294
	LendLease Group	136,312	1,637,142
#	Lifestyle Communities, Ltd.	5,731	34,861
	Link Administration Holdings, Ltd.	228,182	1,028,212
#	Lovisa Holdings, Ltd.	12,650	93,213
*	Lynas Corp., Ltd.	152,273	221,142
	MACA, Ltd.	131,271	83,861
	Macmahon Holdings, Ltd.	259,797	47,694
	Macquarie Group, Ltd.	43,901	4,194,753
	Magellan Financial Group, Ltd.	26,268	1,156,824
#*	Mayne Pharma Group, Ltd.	628,119	188,490
	McMillan Shakespeare, Ltd.	32,345	276,602
	McPherson's, Ltd.	66,351	119,660
	Medibank Pvt, Ltd.	478,217	982,607
*	Medusa Mining, Ltd.	85,990	45,106
#*	Mesoblast, Ltd.	81,390	158,912
#*	Metals X, Ltd.	435,023	23,012

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Metcash, Ltd.	518,991	$899,382
*	Metro Mining, Ltd.	120,794	12,756
#	Mineral Resources, Ltd.	106,419	1,196,465
*	MMA Offshore, Ltd.	194,518	21,975
	MNF Group, Ltd.	6,878	22,362
#	Monadelphous Group, Ltd.	34,439	397,933
	Monash IVF Group, Ltd.	99,353	65,725
	Money3 Corp., Ltd.	96,183	157,132
	Mortgage Choice, Ltd.	52,196	46,089
*	Motorcycle Holdings, Ltd.	5,907	7,699
	Mount Gibson Iron, Ltd.	317,929	190,733
#*	Myer Holdings, Ltd.	467,637	136,356
	National Australia Bank, Ltd.	243,197	4,154,319
	Navigator Global Investments, Ltd.	24,936	53,197
#	Netwealth Group, Ltd.	8,124	43,335
#	New Energy Solar, Ltd.	12,340	10,143
#	New Hope Corp., Ltd.	103,693	128,572
	Newcrest Mining, Ltd.	24,905	498,599
*	NEXTDC, Ltd.	31,711	158,610
	nib holdings, Ltd.	157,246	563,027
#	Nick Scali, Ltd.	21,590	101,000
	Nine Entertainment Co. Holdings, Ltd.	801,929	991,894
	Northern Star Resources, Ltd.	228,044	1,964,406
	NRW Holdings, Ltd.	233,457	480,227
#*	Nufarm, Ltd.	130,853	477,276
	OFX Group, Ltd.	72,450	72,865
	Oil Search, Ltd.	192,826	921,642
	OM Holdings, Ltd.	46,008	13,416
#*	Onevue Holdings, Ltd.	82,846	19,965
	oOh!media, Ltd.	46,770	105,089
	Orica, Ltd.	58,336	881,355
	Origin Energy, Ltd.	274,122	1,482,909
	Orora, Ltd.	541,216	1,155,394
	OZ Minerals, Ltd.	162,990	1,088,697
	Pacific Current Group, Ltd.	21,169	89,884
	Pacific Smiles Group, Ltd.	7,482	9,145
*	Pact Group Holdings, Ltd.	71,659	131,305
*	Panoramic Resources, Ltd.	220,716	35,234
#	Paragon Care, Ltd.	35,207	9,648
	Peet, Ltd.	141,937	127,974
	Pendal Group, Ltd.	164,146	960,594
	People Infrastructure, Ltd.	4,282	10,163
	Perenti Global, Ltd.	283,178	287,053
#	Perpetual, Ltd.	28,656	808,262
#*	Perseus Mining, Ltd.	459,094	365,196
#	Pioneer Credit, Ltd.	21,724	25,470
#	Platinum Asset Management, Ltd.	79,659	249,516
#*	Praemium, Ltd.	17,729	5,597
	Premier Investments, Ltd.	13,189	173,435
*	Prime Media Group, Ltd.	118,942	12,249
	Pro Medicus, Ltd.	13,699	215,960
	Propel Funeral Partners, Ltd.	5,216	12,326
	PWR Holdings, Ltd.	20,749	65,450
	Qantas Airways, Ltd.	114,899	487,147
	QBE Insurance Group, Ltd.	213,082	1,939,712
	QMS Media, Ltd.	62,983	51,054
	Qube Holdings, Ltd.	298,915	681,352
	Ramelius Resources, Ltd.	272,182	244,021
	Ramsay Health Care, Ltd.	20,217	1,063,462

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	REA Group, Ltd.	5,612	$424,631
	Reckon, Ltd.	16,235	7,438
*	Red 5, Ltd.	291,079	59,734
#*	Red River Resources, Ltd.	95,643	6,903
#	Reece, Ltd.	24,738	184,038
	Regis Healthcare, Ltd.	48,428	77,552
	Regis Resources, Ltd.	297,173	910,970
	Reject Shop, Ltd. (The)	13,887	45,017
#	Reliance Worldwide Corp., Ltd.	31,502	93,716
#*	Resolute Mining, Ltd.	380,087	298,539
	Ridley Corp., Ltd.	97,503	67,186
	Rio Tinto, Ltd.	73,033	4,738,989
	RXP Services, Ltd.	37,518	12,146
	Sandfire Resources, Ltd.	128,155	470,693
	Santos, Ltd.	620,026	3,558,588
*	Saracen Mineral Holdings, Ltd.	315,994	851,693
	SeaLink Travel Group, Ltd.	22,749	65,546
	Seek, Ltd.	47,451	711,404
	Select Harvests, Ltd.	29,179	165,595
*	Senex Energy, Ltd.	673,868	139,510
	Servcorp, Ltd.	11,131	32,856
	Service Stream, Ltd.	159,867	278,158
	Seven Group Holdings, Ltd.	42,998	572,712
*	Seven West Media, Ltd.	640,772	105,467
	SG Fleet Group, Ltd.	25,696	37,652
	Sigma Healthcare, Ltd.	263,993	105,319
*	Silver Chef, Ltd.	8,530	3,628
*	Silver Lake Resources, Ltd.	306,707	339,843
#	Sims, Ltd.	85,771	605,764
	SmartGroup Corp., Ltd.	28,813	129,605
	Sonic Healthcare, Ltd.	24,997	523,955
	South32, Ltd., ADR	10,815	92,793
	South32, Ltd.	639,850	1,097,916
	Southern Cross Media Group, Ltd.	336,787	195,533
	Spark Infrastructure Group	410,969	601,577
#	SpeedCast International, Ltd.	165,938	86,390
	SRG Global, Ltd.	103,215	28,084
	St Barbara, Ltd.	436,653	813,954
#	Stanmore Coal, Ltd.	26,483	16,387
	Star Entertainment Grp, Ltd. (The)	275,365	760,437
	Steadfast Group, Ltd.	162,249	412,287
	Suncorp Group, Ltd.	166,783	1,424,773
#	Super Retail Group, Ltd.	128,700	801,332
#*	Superloop, Ltd.	17,105	9,973
	Sydney Airport	84,049	467,490
#*	Syrah Resources, Ltd.	89,794	29,755
	Tabcorp Holdings, Ltd.	313,372	975,445
	Tassal Group, Ltd.	102,141	292,121
	Technology One, Ltd.	87,429	489,356
	Telstra Corp., Ltd.	337,771	861,299
	Telstra Corp., Ltd., ADR	939	11,916
#*	Thorn Group, Ltd.	101,599	15,082
	TPG Telecom, Ltd.	182,249	906,048
	Transurban Group	120,090	1,251,790
	Treasury Wine Estates, Ltd.	32,523	279,358
*	Troy Resources, Ltd.	92,972	5,902
	Village Roadshow, Ltd.	62,441	168,010
*	Virgin Australia Holdings, Ltd.	328,693	31,938
	Virtus Health, Ltd.	42,133	121,108

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Vita Group, Ltd.	60,744	$47,860
	Viva Energy Group, Ltd.	17,033	19,378
*	Vocus Group, Ltd.	258,894	580,225
	Wesfarmers, Ltd.	95,120	2,853,805
	Western Areas, Ltd.	138,501	234,375
*	Westgold Resources, Ltd.	51,720	76,934
	Westpac Banking Corp.	257,017	4,295,121
	Whitehaven Coal, Ltd.	367,464	607,783
	WiseTech Global, Ltd.	6,978	114,027
	Woodside Petroleum, Ltd.	98,547	2,257,765
	Woolworths Group, Ltd.	49,415	1,372,444
	Worley, Ltd.	123,250	1,231,959
	WPP AUNZ, Ltd.	137,912	53,058
*	Xero, Ltd.	2,656	149,713
TOTAL AUSTRALIA			170,133,378
AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	5,588	118,828
	ANDRITZ AG	23,896	940,213
	Atrium European Real Estate, Ltd.	43,710	168,314
	Austria Technologie & Systemtechnik AG	15,848	348,887
	CA Immobilien Anlagen AG	18,007	792,278
	DO & CO AG	2,162	215,613
	Erste Group Bank AG	45,371	1,665,903
	EVN AG	18,071	356,567
	FACC AG	1,947	25,808
	Flughafen Wien AG	2,519	101,976
	IMMOFINANZ AG	23,203	643,875
#	Kapsch TrafficCom AG	1,347	39,704
#	Lenzing AG	7,129	563,467
	Mayr Melnhof Karton AG	2,109	289,843
	Oesterreichische Post AG	11,224	426,075
	OMV AG	29,916	1,486,647
	Palfinger AG	3,950	122,349
	POLYTEC Holding AG	4,035	35,819
#	Porr AG	2,136	37,233
	Raiffeisen Bank International AG	67,230	1,531,434
#	Rosenbauer International AG	582	27,091
	S IMMO AG	18,094	484,725
	Schoeller-Bleckmann Oilfield Equipment AG	2,607	119,821
#*	Semperit AG Holding	1,666	22,544
	Strabag SE	8,022	267,584
	Telekom Austria AG	54,154	435,316
	UBM Development AG	1,692	91,398
	UNIQA Insurance Group AG	58,293	551,273
	Verbund AG	3,126	165,293
	Vienna Insurance Group AG Wiener Versicherung Gruppe	19,906	537,320
#	voestalpine AG	64,751	1,567,999
	Wienerberger AG	31,530	894,578
*	Zumtobel Group AG	4,990	48,977
TOTAL AUSTRIA			15,124,752
BELGIUM — (0.8%)
	Ackermans & van Haaren NV	10,889	1,744,283
	Ageas	48,408	2,669,291
*	AGFA-Gevaert NV	117,210	575,698
	Anheuser-Busch InBev SA	69,892	5,272,652
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,081	81,399

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Argenx SE	101	$14,587
*	Argenx SE	1,574	227,108
	Atenor	658	52,966
	Banque Nationale de Belgique	10	25,940
	Barco NV	2,728	678,314
#	Bekaert SA	20,510	520,695
	bpost SA	33,088	329,735
	Cie d'Entreprises CFE	5,331	581,319
	Colruyt SA	23,970	1,199,307
	Deceuninck NV	24,144	53,080
	D'ieteren SA	12,309	794,492
	Econocom Group SA	39,590	112,559
	Elia System Operator SA	8,138	784,831
	Euronav NV	73,874	734,023
*	Euronav NV	8,047	79,504
	EVS Broadcast Equipment SA	5,263	118,887
#*	Exmar NV	15,568	92,515
	Fagron	16,673	385,966
*	Galapagos NV	1,829	408,780
	Gimv NV	5,977	368,286
	Immobel SA	1,432	121,309
*	Ion Beam Applications	1,711	19,689
	Jensen-Group NV	1,217	46,350
	KBC Group NV	35,792	2,626,249
	Kinepolis Group NV	5,590	344,747
	Lotus Bakeries NV	89	269,796
*	MDxHealth	497	514
#	Melexis NV	6,483	460,740
	Ontex Group NV	32,704	592,754
	Orange Belgium SA	21,127	429,566
#*	Oxurion NV	14,601	49,731
#	Picanol	858	61,852
	Proximus SADP	49,493	1,410,159
	Recticel SA	25,013	213,543
	Resilux	566	88,498
	Sioen Industries NV	5,480	131,519
#	Sipef NV	2,254	129,927
	Solvay SA	23,296	2,414,404
	Telenet Group Holding NV	10,896	506,622
	TER Beke SA	239	30,884
*	Tessenderlo Group SA	13,758	462,884
	UCB SA	29,219	2,688,796
#	Umicore SA	30,376	1,398,613
	Van de Velde NV	1,633	50,694
*	Viohalco SA	4,480	18,120
TOTAL BELGIUM			32,474,177
BRAZIL — (1.9%)
	AES Tiete Energia SA	80,013	284,920
	AES Tiete Energia SA	13	11
	Aliansce Sonae Shopping Centers SA	32,352	397,281
	Alliar Medicos A Frente SA	28,300	138,903
	Alupar Investimento SA	39,538	273,090
	Ambev SA, ADR	79,200	329,472
	Ambev SA	330,000	1,375,450
	Anima Holding SA	6,400	55,159
	Arezzo Industria e Comercio SA	14,800	208,387
	Atacadao S.A.	22,500	118,684
	B3 SA - Brasil Bolsa Balcao	78,847	887,411

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Banco Bradesco SA	81,698	$598,055
	Banco BTG Pactual SA	22,751	398,432
	Banco do Brasil SA	54,050	612,615
	Banco Santander Brasil SA	11,200	110,023
	BB Seguridade Participacoes SA	91,840	745,854
	BR Malls Participacoes SA	244,040	1,048,507
*	BR Properties SA	34,800	126,520
*	Brasil Brokers Participacoes SA	7,500	8,284
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,200	78,196
	Braskem SA, Sponsored ADR	3,700	54,390
*	BRF SA	61,622	439,582
	Camil Alimentos S.A.	76,957	161,548
	CCR SA	432,287	1,841,151
	Centrais Eletricas Brasileiras SA	28,800	263,750
	Cia de Locacao das Americas	109,500	603,674
	Cia de Saneamento Basico do Estado de Sao Paulo	47,924	682,614
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	97,704
	Cia de Saneamento de Minas Gerais-COPASA	21,134	332,609
	Cia de Saneamento do Parana	35,325	836,397
	Cia de Saneamento do Parana	2,600	13,356
#	Cia Energetica de Minas Gerais, Sponsored ADR	8,800	30,448
	Cia Energetica de Minas Gerais	31,100	120,911
	Cia Hering	14,177	82,163
#	Cia Paranaense de Energia, Sponsored ADR	2,400	40,992
	Cia Paranaense de Energia	7,500	137,475
	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	84,318
	Cia Siderurgica Nacional SA	465,273	1,401,490
	Cielo SA	100,766	166,351
	Cogna Educacao	463,072	1,256,456
	Construtora Tenda SA	33,988	283,961
*	Cosan Logistica SA	91,266	440,496
	Cosan SA	41,526	772,807
	CSU Cardsystem SA	11,900	31,538
	CVC Brasil Operadora e Agencia de Viagens SA	47,742	406,898
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	131,839	978,957
	Direcional Engenharia SA	89,200	339,921
	Duratex SA	148,598	544,760
*	EcoRodovias Infraestrutura e Logistica SA	79,655	329,772
	EDP - Energias do Brasil SA	81,688	426,313
	Embraer SA	294,517	1,247,499
	Embraer SA, Sponsored ADR	6,200	104,408
	Enauta Participacoes SA	50,328	191,553
	Energisa SA	68,004	876,052
*	Eneva SA	16,343	166,880
	Engie Brasil Energia SA	33,782	410,581
	Equatorial Energia SA	281,750	1,568,421
*	Even Construtora e Incorporadora SA	77,112	301,238
	Ez Tec Empreendimentos e Participacoes SA	34,643	449,762
	Fleury SA	76,842	556,228
	Fras-Le SA	13,100	21,045
*	Gafisa SA	21,494	40,853
#	Gerdau SA, Sponsored ADR	32,200	150,696
	Gerdau SA	34,000	145,127
	Grendene SA	54,951	147,174
	Guararapes Confeccoes SA	43,200	292,734
	Hapvida Participacoes e Investimentos S.A.	8,200	115,018
*	Helbor Empreendimentos SA	101,266	101,914
	Hypera SA	55,146	458,026
	Industrias Romi SA	18,100	69,778

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Instituto Hermes Pardini SA	20,471	$140,055
	International Meal Co. Alimentacao SA, Class A	104,500	212,289
	Iochpe-Maxion SA	78,823	399,765
	IRB Brasil Resseguros S/A	114,746	1,201,154
	Itau Unibanco Holding SA, ADR	35,328	268,846
	Itau Unibanco Holding SA	31,936	219,539
	JBS SA	436,847	2,813,300
	JHSF Participacoes SA	85,859	157,780
	JSL SA	33,900	246,022
	Kepler Weber SA	12,000	83,781
	Klabin SA	134,786	653,063
	Light SA	59,018	315,582
	Localiza Rent a Car SA	125,140	1,567,099
	LOG Commercial Properties e Participacoes SA	12,594	92,929
*	Log-in Logistica Intermodal SA	7,594	40,270
*	Lojas Americanas S.A.	108	586
	Lojas Americanas SA	11,200	60,752
*	Lojas Americanas SA	318	2,046
	Lojas Renner SA	147,444	1,977,924
	M Dias Branco SA	2,558	24,543
	Magazine Luiza SA	121,442	1,582,325
	Mahle-Metal Leve SA	31,368	227,793
	Marcopolo SA	38,800	39,139
*	Marfrig Global Foods SA	89,592	229,492
*	Marisa Lojas SA	75,023	234,918
*	Mills Estruturas e Servicos de Engenharia SA	64,273	137,923
*	Minerva SA	38,871	108,283
	Movida Participacoes SA	20,661	101,554
	MRV Engenharia e Participacoes SA	74,300	362,079
	Natura & Co. Holding SA	140,966	1,566,143
	Notre Dame Intermedica Participacoes S.A.	62,576	1,025,886
	Odontoprev SA	110,274	454,733
*	Omega Geracao SA	10,400	96,409
	Ouro Fino Saude Animal Participacoes SA	3,600	35,297
*	Paranapanema SA	5,582	33,187
*	Petro Rio SA	39,375	440,677
	Petrobras Distribuidora S.A.	64,333	432,632
	Petroleo Brasileiro SA, Sponsored ADR	42,200	559,150
	Petroleo Brasileiro SA, Sponsored ADR	31,500	444,465
	Petroleo Brasileiro SA	536,084	3,799,129
	Porto Seguro SA	94,225	1,454,980
	Portobello SA	46,837	65,401
	Qualicorp Consultoria e Corretora de Seguros SA	142,181	1,376,459
	Raia Drogasil SA	53,600	1,554,708
	Restoque Comercio e Confeccoes de Roupas SA	7,048	27,976
*	Rumo SA	161,523	875,014
	Santos Brasil Participacoes SA	87,300	153,294
	Sao Carlos Empreendimentos e Participacoes SA	9,300	112,227
	Sao Martinho SA	125,184	732,817
	Ser Educacional SA	27,270	194,658
	SLC Agricola SA	70,100	372,876
	Smiles Fidelidade SA	21,100	189,588
*	Springs Global Participacoes SA	21,000	62,177
	Sul America SA	124,937	1,837,909
	Suzano SA	118,065	1,093,644
#*	Suzano SA, Sponsored ADR	3,228	29,731
	T4F Entretenimento SA	5,000	6,013
*	Technos SA	13,500	8,732
*	Tecnisa SA	332,147	141,930

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Tegma Gestao Logistica SA	22,104	$205,164
	Telefonica Brasil SA, ADR	3,300	45,804
*	Terra Santa Agro SA	6,900	31,676
	TIM Participacoes SA, ADR	2,300	44,735
	TIM Participacoes SA	134,221	524,962
	Transmissora Alianca de Energia Eletrica SA	81,932	592,307
	Trisul SA	36,232	137,903
	Tupy SA	63,200	367,311
	Ultrapar Participacoes SA	71,618	422,423
	Ultrapar Participacoes SA, Sponsored ADR	1,200	7,056
	Unipar Carbocloro SA	7,116	64,304
	Usinas Siderurgicas de Minas Gerais SA	17,700	42,405
	Vale SA, Sponsored ADR	24,097	282,662
	Vale SA	517,032	6,069,022
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	39,432	161,776
*	Via Varejo SA	180,918	591,429
*	Vulcabras Azaleia SA	46,000	91,515
	WEG SA	20,034	184,360
	Wiz Solucoes e Corretagem de Seguros SA	29,500	107,596
	YDUQS Part	138,002	1,698,521
TOTAL BRAZIL			72,764,647
CANADA — (6.5%)
*	5N Plus, Inc.	22,100	35,236
	Absolute Software Corp.	14,673	107,436
#	Acadian Timber Corp.	4,133	51,280
*	Advantage Oil & Gas, Ltd.	96,429	161,031
	Aecon Group, Inc.	26,456	344,044
#*	Africa Oil Corp.	64,590	66,864
#	AG Growth International, Inc.	4,598	158,050
	AGF Management, Ltd., Class B	38,800	207,281
	Agnico Eagle Mines, Ltd.	16,839	1,040,987
*	Aimia, Inc.	54,178	136,325
*	Air Canada	39,412	1,320,186
	AirBoss of America Corp.	9,083	59,162
*	Alacer Gold Corp.	134,706	633,120
	Alamos Gold, Inc., Class A	168,084	1,060,526
	Alamos Gold, Inc., Class A	39,729	250,293
#	Alaris Royalty Corp.	22,846	377,199
#*	Alcanna, Inc.	12,048	37,690
#*	Alexco Resource Corp.	15,300	27,284
	Algonquin Power & Utilities Corp.	74,675	1,143,203
	Alimentation Couche-Tard, Inc., Class B	71,248	2,381,214
#*	Alio Gold, Inc.	17,002	12,719
#	AltaGas, Ltd.	83,860	1,350,353
	Altius Minerals Corp.	14,600	118,155
	Altus Group, Ltd.	7,666	251,112
*	Americas Gold & Silver Corp.	3,200	9,454
*	Amerigo Resources, Ltd.	77,600	29,905
	Andrew Peller, Ltd., Class A	10,400	86,680
#	ARC Resources, Ltd.	251,240	1,332,707
*	Argonaut Gold, Inc.	72,454	97,452
*	Aritzia, Inc.	26,344	498,255
#*	Asanko Gold, Inc.	42,200	39,541
	Atco, Ltd., Class I	13,642	532,114
#*	Athabasca Oil Corp.	187,300	56,612
*	ATS Automation Tooling Systems, Inc.	9,191	141,192
#*	Aurora Cannabis, Inc.	66,307	125,259

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Aurora Cannabis, Inc.	56,514	$106,811
#	AutoCanada, Inc.	10,001	98,544
	B2Gold Corp.	634,770	2,748,400
#	Badger Daylighting, Ltd.	12,872	335,855
	Bank of Montreal	18,437	1,406,110
	Bank of Montreal	92,353	7,039,146
	Bank of Nova Scotia (The)	94,722	5,173,716
	Barrick Gold Corp.	101,224	1,874,717
	Barrick Gold Corp.	16,901	313,007
	Barrick Gold Corp.	36,590	683,531
*	Bausch Health Cos., Inc.	4,180	114,657
*	Bausch Health Cos., Inc.	118,343	3,246,966
*	Baytex Energy Corp.	275,015	299,246
*	Baytex Energy Corp.	18,982	21,070
	BCE, Inc.	3,587	169,004
	BCE, Inc.	9,295	437,980
	Birchcliff Energy, Ltd.	127,515	168,620
	Bird Construction, Inc.	6,688	32,950
*	Black Diamond Group, Ltd.	21,800	31,792
*	BlackBerry, Ltd.	93,502	569,462
#*	BlackBerry, Ltd.	14,671	89,493
#	BMTC Group, Inc.	1,900	14,522
*	Bombardier, Inc., Class A	23,619	23,915
*	Bombardier, Inc., Class B	256,025	237,956
#	Bonavista Energy Corp.	111,210	42,857
#	Bonterra Energy Corp.	12,185	30,753
#	Boralex, Inc., Class A	36,589	763,077
	Bridgemarq Real Estate Services	1,900	22,024
	Brookfield Asset Management, Inc., Class A	25,641	1,569,486
	BRP, Inc.	6,418	327,641
	CAE, Inc.	41,044	1,217,302
	CAE, Inc.	14,430	428,282
#*	Calfrac Well Services, Ltd.	56,260	41,236
	Calian Group, Ltd.	4,000	129,364
	Cameco Corp.	88,151	710,723
	Cameco Corp.	24,003	193,704
	Canaccord Genuity Group, Inc.	23,651	87,927
	Canacol Energy, Ltd.	54,484	175,383
#*	Canada Goose Holdings, Inc.	7,000	209,672
#*	Canada Goose Holdings, Inc.	2,827	84,810
	Canadian Imperial Bank of Commerce	16,238	1,324,169
	Canadian Imperial Bank of Commerce	51,431	4,190,084
	Canadian National Railway Co.	15,500	1,448,455
	Canadian National Railway Co.	47,248	4,414,853
	Canadian Natural Resources, Ltd.	108,418	3,049,205
	Canadian Natural Resources, Ltd.	155,586	4,376,634
	Canadian Pacific Railway, Ltd.	1,800	478,155
	Canadian Pacific Railway, Ltd.	8,096	2,151,998
#	Canadian Tire Corp., Ltd., Class A	9,200	986,668
	Canadian Utilities, Ltd., Class A	11,100	339,693
	Canadian Utilities, Ltd., Class B	900	27,543
	Canadian Western Bank	49,524	1,224,441
*	Canfor Corp.	49,038	440,579
	Canfor Pulp Products, Inc.	22,990	147,488
#*	Canopy Growth Corp.	2,800	63,050
	CanWel Building Materials Group, Ltd.	31,012	123,729
	Capital Power Corp.	27,586	754,790
*	Capstone Mining Corp.	87,215	46,791
#	Cardinal Energy, Ltd.	41,298	72,398

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Cargojet, Inc.	1,100	$98,006
	Cascades, Inc.	50,702	433,308
	CCL Industries, Inc., Class B	16,400	691,616
*	Celestica, Inc.	10,045	90,807
*	Celestica, Inc.	43,444	393,274
	Cenovus Energy, Inc.	117,335	1,021,384
	Cenovus Energy, Inc.	60,391	526,006
*	Centerra Gold, Inc.	119,660	958,437
	Cervus Equipment Corp.	5,000	32,001
#	CES Energy Solutions Corp.	82,567	121,661
*	CGI, Inc.	12,681	970,350
*	CGI, Inc.	10,505	804,346
#	Chesswood Group, Ltd.	4,500	34,003
*	China Gold International Resources Corp., Ltd.	94,140	80,382
	CI Financial Corp.	62,496	1,095,120
#	Cineplex, Inc.	36,288	925,983
#	Clearwater Seafoods, Inc.	15,557	63,596
	Cogeco Communications, Inc.	13,212	1,037,273
	Cogeco, Inc.	11,573	810,827
*	Colabor Group, Inc.	26,600	10,653
	Colliers International Group, Inc.	2,100	170,266
	Colliers International Group, Inc.	10,823	876,988
	Computer Modelling Group, Ltd.	29,984	183,067
	Constellation Software, Inc.	2,700	2,838,019
#*	Continental Gold, Inc.	49,680	205,342
#*	Copper Mountain Mining Corp.	96,400	48,076
	Corby Spirit and Wine, Ltd.	3,900	45,766
	Corus Entertainment, Inc., Class B	102,605	389,207
	Cott Corp.	15,109	231,017
	Cott Corp.	43,071	659,051
	Crescent Point Energy Corp.	150,009	494,211
#	Crescent Point Energy Corp.	28,949	95,242
*	Crew Energy, Inc.	63,989	21,275
*	CRH Medical Corp.	34,060	132,544
#*	Denison Mines Corp.	244,574	85,011
*	Descartes Systems Group, Inc. (The)	2,799	125,423
*	Detour Gold Corp.	82,142	1,471,033
#*	DIRTT Environmental Solutions	9,900	25,659
	Dollarama, Inc.	27,000	919,926
	Dorel Industries, Inc., Class B	11,212	43,886
#	DREAM Unlimited Corp., Class A	44,000	388,666
*	Dundee Precious Metals, Inc.	70,644	326,156
	ECN Capital Corp.	150,915	638,601
	E-L Financial Corp., Ltd.	200	123,016
*	Eldorado Gold Corp.	71,438	519,298
	Element Fleet Management Corp.	215,383	2,068,549
#	Emera, Inc.	21,500	957,866
	Empire Co., Ltd., Class A	43,989	1,020,449
	Enbridge, Inc.	32,809	1,334,013
	Enbridge, Inc.	58,848	2,393,348
#*	Endeavour Mining Corp.	22,561	462,006
#*	Endeavour Silver Corp.	14,200	30,151
	Enerflex, Ltd.	44,154	337,644
#*	Energy Fuels, Inc.	35,300	50,680
#	Enerplus Corp.	168,082	857,302
	Enerplus Corp.	20,845	106,309
	Enghouse Systems, Ltd.	14,122	559,374
	Ensign Energy Services, Inc.	61,242	109,212
	Equitable Group, Inc.	5,340	425,094

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	ERO Copper Corp.	1,400	$19,232
#*	Essential Energy Services Trust	80,200	21,211
	Evertz Technologies, Ltd.	9,000	117,856
#	Exchange Income Corp.	7,900	253,404
	Exco Technologies, Ltd.	16,900	95,776
#	Extendicare, Inc.	32,374	201,328
	Fairfax Financial Holdings, Ltd.	4,470	2,000,151
	Fiera Capital Corp.	13,000	121,807
	Finning International, Inc.	47,344	818,879
	Firm Capital Mortgage Investment Corp.	12,344	140,845
	First Capital Real Estate Investment Trust	30,571	500,585
#*	First Majestic Silver Corp.	17,602	177,430
*	First Majestic Silver Corp.	3,500	35,245
	First National Financial Corp.	5,700	165,177
	First Quantum Minerals, Ltd.	160,175	1,253,901
	FirstService Corp.	9,837	966,977
	FirstService Corp.	1,700	167,264
#*	Fission Uranium Corp.	126,692	24,890
	Fortis, Inc.	31,275	1,364,057
	Fortis, Inc.	3,499	152,556
*	Fortuna Silver Mines, Inc.	70,637	277,018
#	Franco-Nevada Corp.	5,335	606,269
#	Freehold Royalties, Ltd.	50,998	272,061
	Frontera Energy Corp.	5,281	37,550
	Gamehost, Inc.	14,487	91,515
#*	GDI Integrated Facility Services, Inc.	1,839	46,135
*	Gear Energy, Ltd.	99,909	29,065
#	Genworth MI Canada, Inc.	16,679	736,024
	George Weston, Ltd.	18,624	1,500,869
	Gibson Energy, Inc.	47,715	957,617
	Gildan Activewear, Inc.	4,400	121,919
	Gildan Activewear, Inc.	17,201	476,812
	GMP Capital, Inc.	24,900	36,501
	goeasy, Ltd.	7,800	395,363
#*	Golden Star Resources, Ltd.	18,080	53,144
	GoldMoney, Inc.	5,600	7,744
#*	Gran Tierra Energy, Inc.	264,330	263,651
*	Great Canadian Gaming Corp.	20,008	602,478
	Great-West Lifeco, Inc.	25,226	653,619
	Guardian Capital Group, Ltd., Class A	8,800	183,394
#*	Guyana Goldfields, Inc.	51,656	27,713
*	Heroux-Devtek, Inc.	11,900	178,761
#	High Arctic Energy Services, Inc.	10,800	15,342
#	High Liner Foods, Inc.	9,675	60,460
#	HLS Therapeutics, Inc.	2,000	34,759
*	Home Capital Group, Inc.	34,816	830,017
	Horizon North Logistics, Inc.	67,079	51,701
	Hudbay Minerals, Inc.	174,520	535,402
	Husky Energy, Inc.	107,577	699,891
	Hydro One, Ltd.	22,171	450,657
	iA Financial Corp., Inc.	36,578	2,012,978
*	IAMGOLD Corp.	209,387	624,965
#*	IAMGOLD Corp.	6,100	18,056
*	IBI Group, Inc.	5,000	20,553
	IGM Financial, Inc.	8,300	240,019
#*	Imperial Metals Corp.	19,440	28,351
	Imperial Oil, Ltd.	15,992	379,197
	Imperial Oil, Ltd.	20,183	477,933
	Information Services Corp.	4,900	59,426

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Innergex Renewable Energy, Inc.	34,184	$485,617
	Intact Financial Corp.	8,005	867,218
#	Inter Pipeline, Ltd.	51,678	861,040
*	Interfor Corp.	45,502	481,701
	Intertape Polymer Group, Inc.	18,192	222,417
	Invesque, Inc.	10,197	65,669
*	IPL Plastics, Inc.	3,058	19,918
*	Ivanhoe Mines, Ltd., Class A	165,483	427,650
	Jamieson Wellness, Inc.	8,711	174,826
#	Just Energy Group, Inc.	30,251	42,060
	Just Energy Group, Inc.	6,648	9,307
	K-Bro Linen, Inc.	1,900	61,017
#*	Kelt Exploration, Ltd.	71,264	204,627
#	Keyera Corp.	60,109	1,568,357
*	Kinaxis, Inc.	3,508	291,264
*	Kinross Gold Corp.	859,539	4,358,098
	Kirkland Lake Gold, Ltd.	64,285	2,636,200
#*	Knight Therapeutics, Inc.	56,127	332,928
	KP Tissue, Inc.	4,089	32,752
#	Labrador Iron Ore Royalty Corp.	11,788	187,856
*	Largo Resources, Ltd.	49,700	39,808
	Lassonde Industries, Inc., Class A	400	42,481
#	Laurentian Bank of Canada	24,871	807,171
*	Leagold Mining Corp.	20,800	57,210
	Leon's Furniture, Ltd.	9,615	117,699
#	Linamar Corp.	30,632	1,009,185
	Loblaw Cos., Ltd.	29,200	1,527,738
	Logistec Corp., Class B	400	11,637
#	Lucara Diamond Corp.	210,133	131,790
*	Lundin Gold, Inc.	9,800	77,976
	Lundin Mining Corp.	287,014	1,505,121
	Magellan Aerospace Corp.	7,228	76,901
	Magna International, Inc.	23,004	1,166,192
	Magna International, Inc.	90,521	4,588,509
*	Mainstreet Equity Corp.	1,200	71,271
*	Major Drilling Group International, Inc.	42,371	175,772
	Manulife Financial Corp.	93,658	1,824,470
	Manulife Financial Corp.	85,936	1,673,174
#	Maple Leaf Foods, Inc.	25,200	493,565
#*	Marathon Gold Corp.	29,500	34,105
	Martinrea International, Inc.	60,498	589,711
*	Mav Beauty Brands, Inc.	1,583	5,054
	Mediagrif Interactive Technologies, Inc.	2,100	10,949
#	Medical Facilities Corp.	29,522	91,238
*	MEG Energy Corp.	131,237	670,366
	Melcor Developments, Ltd.	900	8,691
	Methanex Corp.	3,300	106,999
	Methanex Corp.	18,465	599,189
	Metro, Inc.	21,825	889,714
	Morguard Corp.	1,200	183,745
	Morneau Shepell, Inc.	11,811	309,153
*	Mountain Province Diamonds, Inc.	3,100	2,530
	MTY Food Group, Inc.	3,860	168,550
#	Mullen Group, Ltd.	48,634	331,846
	National Bank of Canada	93,086	5,164,958
	Neo Performance Materials, Inc.	2,000	16,473
*	New Gold, Inc.	258,942	238,710
#	NFI Group, Inc.	38,948	901,154
	Norbord, Inc.	7,800	229,096

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Norbord, Inc.	18,684	$548,375
	North American Construction Group, Ltd.	19,257	210,410
	North West Co., Inc. (The)	18,436	383,932
#	Northland Power, Inc.	48,655	1,095,234
	Nutrien, Ltd.	8,652	369,315
	Nutrien, Ltd.	34,922	1,490,809
#*	NuVista Energy, Ltd.	62,611	100,772
#*	Obsidian Energy, Ltd.	26,513	18,231
	OceanaGold Corp.	396,946	830,845
	Onex Corp.	21,153	1,357,027
	Open Text Corp.	21,200	954,112
	Open Text Corp.	11,610	522,334
*	Orla Mining, Ltd.	19,000	36,610
	Osisko Gold Royalties, Ltd.	50,140	500,112
#*	Painted Pony Energy, Ltd.	41,200	17,745
	Pan American Silver Corp.	85,440	1,963,954
	Pan American Silver Corp.	9,435	216,807
#*	Paramount Resources, Ltd., Class A	29,332	133,870
*	Parex Resources, Inc.	110,696	1,752,366
	Park Lawn Corp.	6,220	140,483
	Parkland Fuel Corp.	42,850	1,491,040
	Pason Systems, Inc.	27,037	269,675
#	Pembina Pipeline Corp.	25,748	986,021
	Pembina Pipeline Corp.	4,628	177,299
#	Peyto Exploration & Development Corp.	93,005	203,101
*	Photon Control, Inc.	6,900	6,830
*	PHX Energy Services Corp.	16,900	30,904
	Pinnacle Renewable Energy, Inc.	3,700	28,489
	Pivot Technology Solutions, Inc.	5,000	6,725
	Pizza Pizza Royalty Corp.	12,700	93,374
*	Points International, Ltd.	800	13,493
*	Points International, Ltd.	991	16,540
	Polaris Infrastructure, Inc.	7,100	77,363
	Pollard Banknote, Ltd.	3,783	56,428
#	PrairieSky Royalty, Ltd.	34,131	374,219
*	Precision Drilling Corp.	136,179	160,525
*	Precision Drilling Corp.	7,600	8,892
#*	Premier Gold Mines, Ltd.	92,061	110,607
#	Premium Brands Holdings Corp.	11,928	878,331
*	Pretium Resources, Inc.	45,900	499,788
*	Pulse Seismic, Inc.	14,300	18,910
	Quarterhill, Inc.	54,482	79,866
	Quebecor, Inc., Class B	41,477	1,029,246
*	Real Matters, Inc.	7,800	81,925
	Recipe Unlimited Corp.	10,500	147,733
	Reitmans Canada, Ltd., Class A	10,570	7,348
	Restaurant Brands International, Inc.	17,048	1,040,090
#	Restaurant Brands International, Inc.	1,712	104,449
	Richelieu Hardware, Ltd.	14,400	317,836
	Ritchie Bros Auctioneers, Inc.	1,600	67,547
#	Ritchie Bros Auctioneers, Inc.	14,289	603,282
	Rocky Mountain Dealerships, Inc.	7,800	37,957
	Rogers Communications, Inc., Class B	3,975	199,020
	Rogers Communications, Inc., Class B	25,024	1,252,952
#	Rogers Sugar, Inc.	60,500	218,978
*	Roxgold, Inc.	94,000	73,870
	Royal Bank of Canada	68,193	5,388,865
	Royal Bank of Canada	97,391	7,689,993
	Russel Metals, Inc.	45,080	731,690

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Sabina Gold & Silver Corp.	83,900	$112,847
*	Sandstorm Gold, Ltd.	61,105	419,248
	Saputo, Inc.	21,500	660,564
#	Savaria Corp.	4,000	40,411
*	Seabridge Gold, Inc.	3,600	50,271
	Secure Energy Services, Inc.	76,904	264,405
*	SEMAFO, Inc.	144,213	304,031
*	Seven Generations Energy, Ltd., Class A	192,612	966,407
	Shaw Communications, Inc., Class B	37,189	726,695
	Shaw Communications, Inc., Class B	35,624	695,737
	ShawCor, Ltd.	32,243	256,307
*	Shopify, Inc., Class A	818	380,910
	Sienna Senior Living, Inc.	7,896	112,289
#*	Sierra Wireless, Inc.	3,500	33,773
*	Sierra Wireless, Inc.	11,731	112,970
	Sleep Country Canada Holdings, Inc.	11,800	179,488
	SNC-Lavalin Group, Inc.	13,266	305,136
*	Spin Master Corp.	6,592	157,702
#	Sprott, Inc.	51,900	124,711
*	SSR Mining, Inc.	52,352	958,902
	Stantec, Inc.	7,901	234,928
	Stantec, Inc.	11,912	354,620
*	Stars Group, Inc. (The)	42,942	1,024,715
*	Stars Group, Inc. (The)	25,060	597,932
	Stella-Jones, Inc.	11,485	325,093
*	Stornoway Diamond Corp.	126,700	203
	Stuart Olson, Inc.	7,300	11,970
	Sun Life Financial, Inc.	4,900	230,375
	Sun Life Financial, Inc.	45,901	2,158,265
	Suncor Energy, Inc.	97,806	2,989,456
	Suncor Energy, Inc.	177,627	5,433,610
#*	SunOpta, Inc.	18,145	49,222
#	Superior Plus Corp.	81,148	708,221
	Supremex, Inc.	7,600	13,381
#	Surge Energy, Inc.	125,549	94,869
*	Tamarack Valley Energy, Ltd.	144,113	184,034
*	Taseko Mines, Ltd.	90,127	41,543
	TC Energy Corp.	9,480	519,846
	TC Energy Corp.	13,860	759,805
	Teck Resources, Ltd., Class B	56,787	733,760
	Teck Resources, Ltd., Class B	141,284	1,823,976
	TELUS Corp.	3,501	140,342
*	TeraGo, Inc.	1,400	8,844
*	Teranga Gold Corp.	41,892	238,361
#*	Tervita Corp.	4,621	25,873
	TFI International, Inc.	60,751	1,945,464
	Thomson Reuters Corp.	8,859	711,732
#	Tidewater Midstream and Infrastructure, Ltd.	119,343	97,393
	Timbercreek Financial Corp.	38,744	294,810
#*	TMAC Resources, Inc.	3,600	7,181
	TMX Group, Ltd.	13,144	1,216,173
	TORC Oil & Gas, Ltd.	78,615	228,111
*	Torex Gold Resources, Inc.	34,872	479,839
	Toromont Industries, Ltd.	18,673	961,588
	Toronto-Dominion Bank (The)	18,100	1,000,328
#	Toronto-Dominion Bank (The)	89,325	4,936,099
	Total Energy Services, Inc.	20,525	83,750
	Tourmaline Oil Corp.	86,224	869,798
	TransAlta Corp.	170,598	1,273,620

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	TransAlta Corp.	8,000	$59,760
	TransAlta Renewables, Inc.	34,978	437,423
	Transcontinental, Inc., Class A	48,608	571,513
	TransGlobe Energy Corp.	36,500	46,611
#*	Trevali Mining Corp.	218,560	32,204
#*	Trican Well Service, Ltd.	153,374	120,530
	Tricon Capital Group, Inc.	35,047	288,660
*	Trisura Group, Ltd.	2,249	73,921
*	Trisura Group, Ltd.	61	2,008
#*	Turquoise Hill Resources, Ltd.	140,352	91,207
*	Turquoise Hill Resources, Ltd.	7,000	4,430
	Uni-Select, Inc.	16,616	152,424
#	Vermilion Energy, Inc.	40,028	577,704
	Vermilion Energy, Inc.	18,918	272,987
	VersaBank	2,000	11,244
	Wajax Corp.	14,444	162,732
	Waste Connections, Inc.	2,045	196,922
	Waste Connections, Inc.	2,961	285,404
*	Wesdome Gold Mines Ltd.	50,400	343,515
	West Fraser Timber Co., Ltd.	23,314	934,040
#	Western Forest Products, Inc.	250,792	202,771
#	Westshore Terminals Investment Corp.	33,332	405,001
	Wheaton Precious Metals Corp.	5,310	156,323
	Wheaton Precious Metals Corp.	20,537	604,815
	Whitecap Resources, Inc.	202,562	737,758
#*	WildBrain, Ltd.	42,091	47,390
	Winpak, Ltd.	10,700	391,002
	WSP Global, Inc.	10,865	772,142
	Yamana Gold, Inc.	349,132	1,421,960
	Yamana Gold, Inc.	3,700	15,059
*	Yangarra Resources, Ltd.	55,682	47,124
*	Yellow Pages, Ltd.	7,290	56,738
TOTAL CANADA			251,573,854
CHILE — (0.2%)
	AES Gener SA	841,606	156,543
	Aguas Andinas SA, Class A	419,596	157,301
	Banco de Chile	213,351	21,010
	Banco de Chile, ADR	3,235	64,373
	Banco de Credito e Inversiones SA	3,668	153,145
	Banco Santander Chile, ADR	3,900	78,156
	Banco Santander Chile	3,729,477	184,609
	Besalco SA	135,688	66,877
	CAP SA	43,014	255,765
	Cencosud SA	267,808	331,142
	Cia Cervecerias Unidas SA	49,253	434,820
	Cia Cervecerias Unidas SA, Sponsored ADR	1,300	23,166
*	Cia Sud Americana de Vapores SA	8,046,421	252,964
	Colbun SA	1,072,013	156,045
	Embotelladora Andina SA, ADR, Class B	1,917	29,733
*	Empresa Nacional de Telecomunicaciones SA	66,171	433,925
	Empresas CMPC SA	154,312	353,730
	Empresas COPEC SA	22,662	202,169
	Empresas Hites SA	18,149	4,305
*	Empresas La Polar SA	784,336	14,479
	Enel Americas SA, ADR	84,723	830,285
	Enel Americas SA	1,964,056	386,529
	Enel Chile SA, ADR	29,101	137,358
	Enel Chile SA	1,250,268	118,513

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Engie Energia Chile SA	112,237	$157,009
	Forus SA	8,525	11,597
	Grupo Security SA	329,415	74,511
	Hortifrut SA	8,822	14,329
	Inversiones Aguas Metropolitanas SA	251,240	235,319
	Inversiones La Construccion SA	13,361	121,852
	Itau CorpBanca	40,249,941	195,696
	Itau CorpBanca	900	6,489
	Latam Airlines Group SA, Sponsored ADR	24,157	199,778
	Latam Airlines Group SA	19,811	164,518
*	Masisa SA	1,003,060	36,789
	Multiexport Foods SA	147,225	65,280
	Parque Arauco SA	144,949	331,350
	PAZ Corp. SA	29,524	24,272
	Plaza SA	4,983	8,966
	Ripley Corp. SA	365,720	170,745
	SACI Falabella	31,001	121,547
	Salfacorp SA	149,065	77,249
	Sigdo Koppers SA	12,552	15,528
	SMU SA	125,062	21,701
	Sociedad Matriz SAAM SA	1,440,321	114,285
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,048	169,949
	SONDA SA	247,162	191,146
	Vina Concha y Toro SA	73,365	131,801
TOTAL CHILE			7,508,648
CHINA — (7.1%)
*	21Vianet Group, Inc., ADR	26,053	240,730
#	361 Degrees International, Ltd.	364,000	57,021
*	3SBio, Inc.	305,000	387,409
#*	500.com, Ltd., ADR, Class A	1,995	13,666
*	51job, Inc., ADR	2,100	151,515
*	58.com, Inc., ADR	14,536	808,492
#	AAC Technologies Holdings, Inc.	265,000	1,863,962
	Acorn International, Inc., ADR	100	1,817
	Agile Group Holdings, Ltd.	1,090,000	1,434,373
	Agricultural Bank of China, Ltd., Class H	2,912,000	1,124,261
	Air China, Ltd., Class H	424,000	347,964
	Ajisen China Holdings, Ltd.	255,000	71,746
	AKM Industrial Co., Ltd.	100,000	16,252
*	Alibaba Group Holding, Ltd., Sponsored ADR	26,831	5,543,016
#*	Alibaba Health Information Technology, Ltd.	80,000	111,454
*	Alibaba Pictures Group, Ltd.	1,800,000	254,627
*	Aluminum Corp. of China, Ltd., Class H	1,140,000	333,277
	AMVIG Holdings, Ltd.	54,000	13,007
	Angang Steel Co., Ltd., Class H	696,800	232,894
	Anhui Conch Cement Co., Ltd., Class H	326,500	2,083,948
	Anhui Expressway Co., Ltd., Class H	138,000	77,164
	ANTA Sports Products, Ltd.	197,000	1,715,117
#	Anton Oilfield Services Group	980,000	90,515
*	Aowei Holdings, Ltd.	114,000	23,281
	APT Satellite Holdings, Ltd.	134,750	50,119
	Asia Cement China Holdings Corp.	255,500	320,756
#*	Asia Television Holdings, Ltd.	604,000	5,570
#	Ausnutria Dairy Corp., Ltd.	234,000	283,938
#	AVIC International Holding HK, Ltd.	1,270,866	25,127
*	AVIC International Holdings, Ltd., Class H	160,000	166,622
	AviChina Industry & Technology Co., Ltd., Class H	764,000	317,841
	BAIC Motor Corp., Ltd., Class H	1,219,500	601,086

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Baidu, Inc., Sponsored ADR	15,996	$1,976,466
	BAIOO Family Interactive, Ltd.	6,000	640
	Bank of China, Ltd., Class H	6,173,000	2,387,882
	Bank of Chongqing Co., Ltd., Class H	235,000	124,713
	Bank of Communications Co., Ltd., Class H	828,000	530,388
	Bank of Zhengzhou Co., Ltd., Class H	92,000	28,554
*	Baoye Group Co., Ltd., Class H	78,000	43,481
#*	Baozun, Inc., Sponsored ADR	5,169	155,639
	BBI Life Sciences Corp.	27,000	11,593
	BBMG Corp., Class H	1,288,000	344,106
	Beijing Capital International Airport Co., Ltd., Class H	786,000	633,053
	Beijing Capital Land, Ltd., Class H	627,000	163,965
#*	Beijing Enterprises Clean Energy Group, Ltd.	9,445,714	63,697
	Beijing Enterprises Holdings, Ltd.	151,500	662,419
#*	Beijing Enterprises Medical & Health Group, Ltd.	1,836,000	41,173
	Beijing Enterprises Water Group, Ltd.	1,414,000	628,833
*	Beijing Gas Blue Sky Holdings, Ltd.	984,000	26,123
	Beijing Jingneng Clean Energy Co., Ltd., Class H	466,000	74,052
	Beijing North Star Co., Ltd., Class H	352,000	100,057
*	Beijing Properties Holdings, Ltd.	670,000	16,250
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	98,000	28,389
	Best Pacific International Holdings, Ltd.	180,000	48,986
	BII Railway Transportation Technology Holdings Co., Ltd.	104,000	6,807
*	Bitauto Holdings, Ltd., ADR	12,460	188,146
#	Boyaa Interactive International, Ltd.	168,000	20,109
#	Brilliance China Automotive Holdings, Ltd.	692,000	613,327
#	BYD Co., Ltd., Class H	151,500	788,682
	BYD Electronic International Co., Ltd.	504,500	968,404
	C C Land Holdings, Ltd.	712,499	165,071
	CA Cultural Technology Group, Ltd.	173,000	47,342
	Cabbeen Fashion, Ltd.	101,000	19,133
#	Canvest Environmental Protection Group Co., Ltd.	166,000	70,157
*	Capital Environment Holdings, Ltd.	1,420,000	25,104
*	CAR, Inc.	505,000	334,710
	Carrianna Group Holdings Co., Ltd.	214,000	19,990
	Central China Real Estate, Ltd.	302,000	173,436
	Central China Securities Co., Ltd., Class H	241,000	46,291
*	Century Sunshine Group Holdings, Ltd.	235,000	6,179
*	CGN Meiya Power Holdings Co., Ltd.	866,000	108,566
	CGN Power Co., Ltd., Class H	389,000	95,461
	Changshouhua Food Co., Ltd.	30,000	10,435
#	Changyou.com, Ltd., ADR	6,138	65,492
#	Chaowei Power Holdings, Ltd.	372,000	123,011
	Cheetah Mobile, Inc., ADR	11,568	40,025
	China Agri-Industries Holdings, Ltd.	1,169,000	624,384
	China Aircraft Leasing Group Holdings, Ltd.	85,000	86,697
*	China All Access Holdings, Ltd.	370,000	7,986
	China Animal Healthcare, Ltd.	42,000	1,014
	China Aoyuan Group, Ltd.	702,000	935,524
#*	China Automobile New Retail Holdings, Ltd.	220,000	20,764
*	China Beidahuang Industry Group Holdings, Ltd.	440,000	4,664
	China BlueChemical, Ltd., Class H	730,000	154,824
*	China Chengtong Development Group, Ltd.	788,000	22,844
	China Cinda Asset Management Co., Ltd., Class H	2,262,000	452,406
	China CITIC Bank Corp., Ltd., Class H	1,157,000	603,963
	China Coal Energy Co., Ltd., Class H	666,000	226,574
	China Common Rich Renewable Energy Investments, Ltd.	190,000	22,935
	China Communications Construction Co., Ltd., Class H	904,000	638,849

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Communications Services Corp., Ltd., Class H	752,000	$504,743
	China Conch Venture Holdings, Ltd.	359,000	1,596,333
	China Construction Bank Corp., Class H	12,926,000	9,791,910
	China Datang Corp. Renewable Power Co., Ltd., Class H	865,000	82,004
#*	China Daye Non-Ferrous Metals Mining, Ltd.	1,212,000	6,590
#*	China Dili Group	671,599	205,371
*	China Distance Education Holdings, Ltd., ADR	8,986	68,743
	China Dongxiang Group Co., Ltd.	1,499,000	154,048
#*	China Dynamics Holdings, Ltd.	1,210,000	13,302
#*	China Eastern Airlines Corp., Ltd., Class H	650,000	295,956
	China Electronics Huada Technology Co., Ltd.	152,000	14,606
	China Electronics Optics Valley Union Holding Co., Ltd.	824,000	47,819
	China Energy Engineering Corp., Ltd., Class H	726,000	85,114
	China Everbright Bank Co., Ltd., Class H	439,000	176,116
	China Everbright Greentech Ltd.	189,000	89,031
	China Everbright International, Ltd.	678,111	480,965
	China Everbright Water, Ltd.	52,712	11,515
	China Everbright, Ltd.	430,000	659,571
	China Evergrande Group	1,120,000	2,474,823
	China Fiber Optic Network System Group, Ltd.	310,000	2,096
	China Financial Services Holdings, Ltd.	392,000	19,798
	China Flavors & Fragrances Co., Ltd.	130,000	21,646
	China Foods, Ltd.	576,000	216,371
	China Galaxy Securities Co., Ltd., Class H	402,500	199,639
	China Gas Holdings, Ltd.	428,000	1,690,776
	China Glass Holdings, Ltd.	202,000	8,127
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	344,000	216,391
*	China Greenland Broad Greenstate Group Co., Ltd.	160,000	4,947
	China Hanking Holdings, Ltd.	274,000	64,694
	China Harmony New Energy Auto Holding, Ltd.	462,500	236,968
	China High Speed Transmission Equipment Group Co., Ltd.	167,000	99,816
	China Hongqiao Group, Ltd.	501,000	246,193
	China Huarong Asset Management Co., Ltd., Class H	3,800,000	498,876
*	China Huiyuan Juice Group, Ltd.	324,500	58,599
#	China International Capital Corp., Ltd., Class H	219,600	380,306
	China International Marine Containers Group Co., Ltd., Class H	217,800	191,411
	China Jinmao Holdings Group, Ltd.	1,452,000	970,693
	China Lesso Group Holdings, Ltd.	742,000	953,758
	China Life Insurance Co., Ltd., ADR	7,800	92,898
	China Life Insurance Co., Ltd., Class H	272,000	649,545
	China Lilang, Ltd.	281,000	198,987
*	China Logistics Property Holdings Co., Ltd.	206,000	80,767
	China Longyuan Power Group Corp., Ltd., Class H	728,000	430,440
	China Machinery Engineering Corp., Class H	383,000	142,368
	China Maple Leaf Educational Systems, Ltd.	74,000	26,375
	China Medical System Holdings, Ltd.	746,000	992,865
	China Meidong Auto Holdings, Ltd.	318,000	389,641
	China Mengniu Dairy Co., Ltd.	54,000	198,047
	China Merchants Bank Co., Ltd., Class H	550,500	2,654,269
	China Merchants Land, Ltd.	818,000	122,260
	China Merchants Port Holdings Co., Ltd.	356,675	548,659
	China Merchants Securities Co., Ltd., Class H	39,400	45,057
#	China Minsheng Banking Corp., Ltd., Class H	931,400	650,232
#*	China Minsheng Financial Holding Corp., Ltd.	2,070,000	26,793
	China Mobile, Ltd.	841,000	6,912,727
	China Mobile, Ltd., Sponsored ADR	39,357	1,615,211
*	China Modern Dairy Holdings, Ltd.	1,115,000	138,217
#	China Molybdenum Co., Ltd., Class H	1,179,000	432,428
	China National Building Material Co., Ltd., Class H	2,618,350	2,503,000

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China New Town Development Co., Ltd.	612,500	$11,806
*	China Oceanwide Holdings, Ltd.	1,074,000	34,120
	China Oil & Gas Group, Ltd.	2,268,000	75,500
	China Oilfield Services, Ltd., Class H	542,000	786,430
	China Oriental Group Co., Ltd.	890,000	305,715
	China Overseas Grand Oceans Group, Ltd.	661,000	431,898
	China Overseas Land & Investment, Ltd.	1,170,000	3,760,881
#	China Overseas Property Holdings, Ltd.	950,000	576,009
	China Pacific Insurance Group Co., Ltd., Class H	216,600	722,472
	China Petroleum & Chemical Corp., ADR	2,000	104,860
	China Petroleum & Chemical Corp., Class H	4,496,000	2,367,690
*	China Pioneer Pharma Holdings, Ltd.	237,000	57,183
	China Power International Development, Ltd.	1,059,999	205,032
*	China Properties Group, Ltd.	81,000	7,348
	China Railway Construction Corp., Ltd., Class H	723,500	705,947
	China Railway Group, Ltd., Class H	748,000	410,253
	China Railway Signal & Communication Corp., Ltd., Class H	325,000	156,523
*	China Rare Earth Holdings, Ltd.	314,399	14,126
	China Reinsurance Group Corp., Class H	1,247,000	177,069
	China Resources Beer Holdings Co., Ltd.	189,807	878,187
	China Resources Cement Holdings, Ltd.	1,088,000	1,217,203
	China Resources Gas Group, Ltd.	400,000	2,108,224
	China Resources Land, Ltd.	726,000	3,020,103
	China Resources Medical Holdings Co., Ltd.	368,000	195,537
	China Resources Pharmaceutical Group, Ltd.	412,500	345,125
	China Resources Power Holdings Co., Ltd.	322,690	433,211
*	China Ruifeng Renewable Energy Holdings, Ltd.	252,000	9,520
#	China Sanjiang Fine Chemicals Co., Ltd.	461,000	94,270
	China SCE Group Holdings, Ltd.	1,173,000	616,287
*	China Shanshui Cement Group, Ltd.	98,000	33,269
#*	China Shengmu Organic Milk, Ltd.	1,189,000	32,516
	China Shenhua Energy Co., Ltd., Class H	717,500	1,260,889
	China Shineway Pharmaceutical Group, Ltd.	140,000	121,093
*	China Silver Group, Ltd.	554,000	54,115
	China South City Holdings, Ltd.	1,822,000	202,819
#	China Southern Airlines Co., Ltd., Sponsored ADR	2,392	66,043
#	China Southern Airlines Co., Ltd., Class H	850,000	469,667
	China State Construction International Holdings, Ltd.	760,500	604,470
	China Sunshine Paper Holdings Co., Ltd.	166,000	26,239
	China Suntien Green Energy Corp., Ltd., Class H	593,000	152,825
	China Taiping Insurance Holdings Co., Ltd.	613,800	1,275,045
#	China Telecom Corp., Ltd., ADR	2,224	86,091
	China Telecom Corp., Ltd., Class H	884,000	343,952
	China Tian Lun Gas Holdings, Ltd.	73,500	61,814
#*	China Tianrui Group Cement Co., Ltd.	13,000	11,778
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,096,000	506,442
	China Travel International Investment Hong Kong, Ltd.	1,160,000	185,032
	China Unicom Hong Kong, Ltd.	2,130,000	1,776,887
	China Unicom Hong Kong, Ltd., ADR	32,502	271,392
	China Vanke Co., Ltd., Class H	333,800	1,176,765
#	China Vast Industrial Urban Development Co., Ltd.	191,000	66,696
#	China Water Affairs Group, Ltd.	260,000	202,808
#*	China Water Industry Group, Ltd.	204,000	11,206
	China Wood Optimization Holding, Ltd.	56,000	14,107
	China XLX Fertiliser, Ltd.	218,000	64,074
	China Yuhua Education Corp., Ltd.	242,000	167,587
#*	China Yurun Food Group, Ltd.	674,000	55,863
#	China ZhengTong Auto Services Holdings, Ltd.	672,500	178,927
	China Zhongwang Holdings, Ltd.	703,200	232,810

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Chinasoft International, Ltd.	610,000	$356,218
	Chongqing Machinery & Electric Co., Ltd., Class H	482,000	30,809
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,273,000	582,010
	Chu Kong Shipping Enterprise Group Co., Ltd.	160,000	23,573
	CIFI Holdings Group Co., Ltd.	2,023,305	1,389,324
	CIMC Enric Holdings, Ltd.	150,000	76,567
*	CIMC-TianDa Holdings Co., Ltd.	480,000	13,623
	CITIC Dameng Holdings, Ltd.	460,000	18,785
	CITIC Resources Holdings, Ltd.	1,542,000	87,924
	CITIC Securities Co., Ltd., Class H	254,000	487,992
	CITIC, Ltd.	968,000	1,094,602
#*	Citychamp Watch & Jewellery Group, Ltd.	970,000	208,307
	Clear Media, Ltd.	25,000	17,666
	CNOOC, Ltd.	2,062,000	3,086,891
	CNOOC, Ltd., Sponsored ADR	8,898	1,343,598
#*	COFCO Meat Holdings, Ltd.	165,000	34,866
*	Cogobuy Group	206,000	28,669
	Colour Life Services Group Co., Ltd.	225,000	105,221
	Comba Telecom Systems Holdings, Ltd.	509,983	183,954
	Concord New Energy Group, Ltd.	2,470,000	111,960
	Consun Pharmaceutical Group, Ltd.	231,000	118,311
*	Coolpad Group, Ltd.	1,152,600	29,278
	COSCO SHIPPING Development Co., Ltd., Class H	1,204,000	127,402
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	562,000	244,368
*	COSCO SHIPPING Holdings Co., Ltd., Class H	755,000	269,462
#	COSCO SHIPPING International Hong Kong Co., Ltd.	240,000	71,624
	COSCO SHIPPING Ports, Ltd.	793,257	561,069
	Cosmo Lady China Holdings Co., Ltd.	196,000	25,250
	Country Garden Holdings Co., Ltd.	2,082,800	2,633,928
	Country Garden Services Holdings Co., Ltd.	282,712	913,347
	CP Pokphand Co., Ltd.	3,320,000	288,946
	CPMC Holdings, Ltd.	239,000	90,388
	CRCC High-Tech Equipment Corp., Ltd., Class H	221,000	32,505
	CRRC Corp., Ltd., Class H	435,000	286,819
	CSC Financial Co., Ltd., Class H	34,000	26,566
	CSPC Pharmaceutical Group, Ltd.	1,690,000	3,706,954
#*	CT Environmental Group, Ltd.	1,228,000	20,159
*	CWT International, Ltd.	1,480,000	4,726
*	Cybernaut International Holdings Co., Ltd.	316,000	6,101
	Da Ming International Holdings, Ltd.	36,000	7,568
	Dali Foods Group Co., Ltd.	690,000	485,257
	Datang International Power Generation Co., Ltd., Class H	458,000	79,769
	Dawnrays Pharmaceutical Holdings, Ltd.	370,000	68,991
*	Differ Group Holding Co., Ltd.	904,000	52,828
	Digital China Holdings, Ltd.	325,000	164,983
	Dongfang Electric Corp., Ltd., Class H	133,800	69,689
	Dongfeng Motor Group Co., Ltd., Class H	774,000	578,395
	Dongjiang Environmental Co., Ltd., Class H	104,400	79,061
	Dongyue Group, Ltd.	894,000	406,316
	Dynagreen Environmental Protection Group Co., Ltd., Class H	88,000	33,972
	E-Commodities Holdings, Ltd.	948,000	38,690
#	EEKA Fashion Holdings, Ltd.	78,000	82,458
	ENN Energy Holdings, Ltd.	117,300	1,363,600
	Essex Bio-technology, Ltd.	122,000	83,557
	EVA Precision Industrial Holdings, Ltd.	414,000	32,322
	Everbright Securities Co., Ltd., Class H	60,200	41,160
*	EverChina International Holdings Co., Ltd.	335,000	9,348
*	Fang Holdings, Ltd., ADR	5,201	13,523
	Fantasia Holdings Group Co., Ltd.	753,000	134,354

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Far East Horizon, Ltd.	1,018,000	$899,417
*	First Tractor Co., Ltd., Class H	148,000	28,146
	Fosun International, Ltd.	491,572	650,084
#	Fu Shou Yuan International Group, Ltd.	355,000	297,880
	Fufeng Group, Ltd.	815,000	314,934
#	Fuguiniao Co., Ltd., Class H	37,999	3,559
#*	Fullshare Holdings, Ltd.	3,497,500	68,287
#	Fuyao Glass Industry Group Co., Ltd., Class H	234,000	669,605
*	GCL New Energy Holdings, Ltd.	3,800,000	67,729
*	GCL-Poly Energy Holdings, Ltd.	8,030,000	305,196
	Geely Automobile Holdings, Ltd.	1,487,000	2,356,310
	Gemdale Properties & Investment Corp., Ltd.	1,916,000	258,495
	Genertec Universal Medical Group Co., Ltd.	498,500	340,636
	GF Securities Co., Ltd., Class H	182,200	199,007
*	Glorious Property Holdings, Ltd.	1,282,000	28,340
	Golden Eagle Retail Group, Ltd.	273,000	281,325
*	Golden Meditech Holdings, Ltd.	184,000	18,728
	Golden Throat Holdings Group Co., Ltd.	79,000	11,612
	Goldpac Group, Ltd.	58,000	12,827
#*	GOME Retail Holdings, Ltd.	4,525,000	415,227
*	Grand Baoxin Auto Group, Ltd.	386,164	61,796
	Great Wall Motor Co., Ltd., Class H	694,500	458,899
	Greatview Aseptic Packaging Co., Ltd.	481,000	191,783
	Greenland Hong Kong Holdings, Ltd.	549,000	207,084
	Greentown China Holdings, Ltd.	377,500	448,394
	Greentown Service Group Co., Ltd.	504,000	531,695
	Guangdong Investment, Ltd.	120,000	243,560
*	Guangdong Land Holdings, Ltd.	136,000	21,768
	Guangshen Railway Co., Ltd., Sponsored ADR	600	8,250
	Guangshen Railway Co., Ltd., Class H	586,000	162,083
	Guangzhou Automobile Group Co., Ltd., Class H	359,200	360,008
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	18,000	57,655
	Guangzhou R&F Properties Co., Ltd., Class H	740,800	1,117,478
	Guolian Securities Co., Ltd., Class H	130,000	43,481
#	Guorui Properties, Ltd.	556,000	109,222
	Guotai Junan Securities Co., Ltd., Class H	15,800	25,191
*	Haichang Ocean Park Holdings, Ltd.	386,000	34,791
	Haier Electronics Group Co., Ltd.	365,000	1,096,357
*	Hailiang Education Group, Inc., ADR	2,766	196,663
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	35,924
	Haitian International Holdings, Ltd.	432,000	933,986
	Haitong Securities Co., Ltd., Class H	444,400	429,456
*	Harbin Bank Co., Ltd., Class H	359,000	64,761
*	Harbin Electric Co., Ltd., Class H	270,000	70,510
*	Harmonicare Medical Holdings, Ltd.	99,000	9,751
#*	HC Group, Inc.	226,000	58,693
	Health and Happiness H&H International Holdings, Ltd.	108,500	454,815
	Henderson Investment, Ltd.	129,000	10,257
	Hengan International Group Co., Ltd.	249,000	1,813,751
	Hengdeli Holdings, Ltd.	1,112,000	42,125
#*	HengTen Networks Group, Ltd.	3,108,000	40,396
*	Hi Sun Technology China, Ltd.	819,000	119,643
	Hilong Holding, Ltd.	359,000	34,313
	Hisense Home Appliances Group Co., Ltd., Class H	48,000	48,826
	HKC Holdings, Ltd.	77,000	63,107
*	Honghua Group, Ltd.	1,156,000	63,253
	Honworld Group, Ltd.	59,000	21,094
	Hopefluent Group Holdings, Ltd.	88,000	18,689
	Hopson Development Holdings, Ltd.	304,000	277,795

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	HOSA International, Ltd.	144,000	$1,009
*	Hua Han Health Industry Holdings, Ltd.	1,494,000	101,952
#	Hua Hong Semiconductor, Ltd.	170,000	405,794
	Huadian Fuxin Energy Corp., Ltd., Class H	618,000	105,668
	Huadian Power International Corp., Ltd., Class H	402,000	132,592
	Huaneng Power International, Inc., Sponsored ADR	900	17,469
	Huaneng Power International, Inc., Class H	508,000	239,744
	Huaneng Renewables Corp., Ltd., Class H	3,082,000	1,260,599
	Huatai Securities Co., Ltd., Class H	147,200	231,041
	Huazhong In-Vehicle Holdings Co., Ltd.	286,000	39,297
	Huazhu Group, Ltd., ADR	36,920	1,273,740
	Huishang Bank Corp., Ltd., Class H	268,400	99,030
	IMAX China Holding, Inc.	95,700	178,199
	Industrial & Commercial Bank of China, Ltd., Class H	8,084,000	5,365,943
	Inner Mongolia Yitai Coal Co., Ltd., Class H	33,600	21,663
#	Inspur International, Ltd.	54,000	19,329
*	JD.com, Inc., ADR	9,094	342,753
#*	Jiangnan Group, Ltd.	756,000	31,424
	Jiangsu Expressway Co., Ltd., Class H	202,000	250,279
	Jiangxi Copper Co., Ltd., Class H	359,000	423,313
	Jiayuan International Group, Ltd.	493,055	176,831
	Jinchuan Group International Resources Co., Ltd.	366,000	30,332
	Jingrui Holdings, Ltd.	262,000	77,203
#*	JinkoSolar Holding Co., Ltd., ADR	15,168	283,642
	Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	53,500	26,571
	JNBY Design, Ltd.	135,500	156,895
	Joy City Property, Ltd.	1,542,000	153,681
*	JOYY, Inc.	13,960	844,999
	Ju Teng International Holdings, Ltd.	328,000	75,416
*	Jumei International Holding, Ltd., ADR	1,444	23,824
	Jutal Offshore Oil Services, Ltd.	142,000	10,782
	K Wah International Holdings, Ltd.	499,072	243,260
	Kaisa Group Holdings, Ltd.	1,335,000	553,591
*	Kangda International Environmental Co., Ltd.	244,000	24,357
#*	Kasen International Holdings, Ltd.	162,000	70,599
	Kingboard Holdings, Ltd.	371,500	977,578
	Kingboard Laminates Holdings, Ltd.	697,000	712,112
#	Kingdee International Software Group Co., Ltd.	38,000	40,578
*	Kong Sun Holdings, Ltd.	300,000	2,365
#*	KuangChi Science, Ltd.	936,000	28,498
	Kunlun Energy Co., Ltd.	1,904,000	1,474,788
	KWG Group Holdings, Ltd.	585,000	757,542
	Lee & Man Chemical Co., Ltd.	38,000	16,852
	Lee & Man Paper Manufacturing, Ltd.	744,000	513,886
#	Lee's Pharmaceutical Holdings, Ltd.	96,000	51,609
	Legend Holdings Corp., Class H	72,100	134,014
	Lenovo Group, Ltd.	3,464,000	2,260,266
	Leoch International Technology, Ltd.	133,000	10,332
*	Lexinfintech Holdings, Ltd., ADR	10,752	143,002
	Li Ning Co., Ltd.	337,500	985,628
#*	Lifestyle China Group, Ltd.	277,000	74,101
*	Lifetech Scientific Corp.	528,000	94,567
*	Link Motion, Inc., Sponsored ADR	31,632	914
	Livzon Pharmaceutical Group, Inc., Class H	19,171	65,734
	LK Technology Holdings, Ltd.	135,000	7,520
	Logan Property Holdings Co., Ltd.	634,000	958,350
	Longfor Group Holdings, Ltd.	427,500	1,804,114
	Lonking Holdings, Ltd.	1,099,000	288,257
#	Luye Pharma Group, Ltd.	640,500	410,897

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	LVGEM China Real Estate Investment Co., Ltd.	348,000	$117,615
	Maoye International Holdings, Ltd.	446,000	28,481
	Metallurgical Corp. of China, Ltd., Class H	634,000	123,466
	Min Xin Holdings, Ltd.	48,000	18,422
*	Mingfa Group International Co., Ltd.	299,000	2,167
#	Minmetals Land, Ltd.	846,000	130,450
	Minth Group, Ltd.	494,000	1,510,998
#*	MMG, Ltd.	1,556,000	348,060
	MOBI Development Co., Ltd.	115,000	15,201
#	Modern Land China Co., Ltd.	351,000	48,777
	Momo, Inc., Sponsored ADR	55,761	1,706,287
	Nan Hai Corp., Ltd.	7,550,000	90,356
#	Nanfang Communication Holdings, Ltd.	40,000	20,490
*	Nature Home Holding Co., Ltd.	199,000	37,041
	NetDragon Websoft Holdings, Ltd.	25,000	60,383
	NetEase, Inc., ADR	8,328	2,671,289
#*	New Century Healthcare Holding Co., Ltd.	3,000	912
	New China Life Insurance Co., Ltd., Class H	101,800	379,733
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	4,620	561,561
*	New World Department Store China, Ltd.	182,000	29,251
	Nexteer Automotive Group, Ltd.	581,000	427,136
	Nine Dragons Paper Holdings, Ltd.	1,107,000	1,046,126
#*	Noah Holdings, Ltd., ADR	3,563	120,893
*	North Mining Shares Co., Ltd.	2,870,000	5,176
#	NVC International Holdings, Ltd.	755,000	23,268
	O-Net Technologies Group, Ltd.	86,000	44,497
	Orient Securities Co., Ltd., Class H	136,800	75,292
	Overseas Chinese Town Asia Holdings, Ltd.	120,000	36,791
#*	Ozner Water International Holding, Ltd.	150,000	11,441
#	Pacific Online, Ltd.	129,000	25,964
#*	Panda Green Energy Group, Ltd.	1,632,000	53,277
*	Parkson Retail Group, Ltd.	415,500	28,910
	PAX Global Technology, Ltd.	334,000	154,773
	People's Insurance Co. Group of China, Ltd. (The), Class H	477,000	170,670
	PetroChina Co., Ltd., ADR	1,900	83,619
	PetroChina Co., Ltd., Class H	3,834,000	1,690,572
	Phoenix Media Investment Holdings, Ltd.	556,000	35,347
	Phoenix New Media, Ltd., ADR	9,125	16,516
	PICC Property & Casualty Co., Ltd., Class H	954,000	1,020,255
	Ping An Insurance Group Co. of China, Ltd., Class H	815,000	9,215,899
	Poly Culture Group Corp., Ltd., Class H	37,800	24,842
	Poly Property Group Co., Ltd.	932,000	361,002
	Postal Savings Bank of China Co., Ltd., Class H	262,000	163,028
	Pou Sheng International Holdings, Ltd.	921,000	274,292
	Powerlong Real Estate Holdings, Ltd.	818,000	447,726
*	PW Medtech Group, Ltd.	327,000	53,580
#*	Q Technology Group Co., Ltd.	119,000	167,783
	Qingdao Port International Co., Ltd., Class H	313,000	203,035
	Qingling Motors Co., Ltd., Class H	330,000	77,070
	Qinhuangdao Port Co., Ltd., Class H	125,500	21,652
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,900	2,815
	Red Star Macalline Group Corp., Ltd., Class H	131,880	98,964
	Redco Properties Group Ltd.	656,000	288,608
*	Renren, Inc., ADR	1,726	3,010
*	REXLot Holdings, Ltd.	4,800,000	4,882
	Road King Infrastructure, Ltd.	83,000	139,340
	Ronshine China Holdings, Ltd.	326,500	345,283
	Sany Heavy Equipment International Holdings Co., Ltd.	408,000	197,271
	Seaspan Corp.	30,443	367,447

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Seazen Group, Ltd.	1,412,000	$1,417,495
*	Semiconductor Manufacturing International Corp.	710,599	1,297,509
	Shandong Chenming Paper Holdings, Ltd., Class H	258,750	100,880
#	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	480,000	572,377
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	116,200	74,116
	Shanghai Electric Group Co., Ltd., Class H	498,000	147,184
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	136,500	362,964
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	93,000	54,059
*	Shanghai Haohai Biological Technology Co., Ltd., Class H	9,300	46,258
	Shanghai Industrial Holdings, Ltd.	218,000	383,980
	Shanghai Industrial Urban Development Group, Ltd.	1,048,000	120,589
	Shanghai Jin Jiang Capital Co., Ltd., Class H	702,000	117,922
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	249,600	464,824
	Shanghai Prime Machinery Co., Ltd., Class H	320,000	29,853
*	Shanghai Zendai Property, Ltd.	1,300,000	7,407
	Shengjing Bank Co., Ltd., Class H	148,000	130,680
	Shenguan Holdings Group, Ltd.	248,000	10,044
	Shenzhen Expressway Co., Ltd., Class H	178,000	230,311
	Shenzhen International Holdings, Ltd.	552,107	1,102,866
	Shenzhen Investment, Ltd.	1,549,262	534,992
	Shenzhou International Group Holdings, Ltd.	126,000	1,665,697
	Shimao Property Holdings, Ltd.	733,000	2,365,388
	Shougang Concord International Enterprises Co., Ltd.	3,384,000	148,904
	Shougang Fushan Resources Group, Ltd.	1,060,000	208,679
	Shui On Land, Ltd.	1,622,000	323,352
*	Shunfeng International Clean Energy, Ltd.	566,000	7,533
	Sichuan Expressway Co., Ltd., Class H	236,000	64,451
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,706,000	192,360
*	Silver Grant International Holdings Group, Ltd.	582,000	87,283
*	SINA Corp.	19,279	746,868
	Sino Biopharmaceutical, Ltd.	2,044,500	2,699,917
	Sinofert Holdings, Ltd.	914,000	88,934
#*	Sinolink Worldwide Holdings, Ltd.	666,000	32,748
	Sino-Ocean Group Holding, Ltd.	1,383,000	497,339
	Sinopec Engineering Group Co., Ltd., Class H	615,000	331,391
	Sinopec Kantons Holdings, Ltd.	478,000	186,047
*	Sinopec Oilfield Service Corp., Class H	422,000	42,475
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	976,000	248,157
	Sinopharm Group Co., Ltd., Class H	382,400	1,244,302
	Sinosoft Technology Group, Ltd.	342,400	65,942
	Sinotrans, Ltd., Class H	887,000	271,427
	Sinotruk Hong Kong, Ltd.	489,000	839,634
	Skyfame Realty Holdings, Ltd.	1,586,000	205,506
*	Skyworth Group, Ltd.	849,989	226,934
#*	SMI Holdings Group, Ltd.	336,796	21,682
	SOHO China, Ltd.	1,065,500	406,241
*	Sohu.com, Ltd., ADR	5,397	57,370
#*	Sparkle Roll Group, Ltd.	648,000	20,424
	Springland International Holdings, Ltd.	414,000	118,736
*	SPT Energy Group, Inc.	280,000	21,440
*	SRE Group, Ltd.	1,778,000	11,139
	SSY Group, Ltd.	1,023,026	935,026
*	Starrise Media Holdings, Ltd.	122,000	18,798
	Sun Art Retail Group, Ltd.	1,092,500	1,298,051
#	Sun King Power Electronics Group	206,000	30,272
	Sunac China Holdings, Ltd.	687,000	3,313,445
	Sunny Optical Technology Group Co., Ltd.	152,900	2,429,643
*	Sunshine 100 China Holdings, Ltd.	272,000	49,278
#	Symphony Holdings, Ltd.	550,000	60,110

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	TAL Education Group, ADR	20,176	$1,006,782
	Tang Palace China Holdings, Ltd.	222,000	28,854
*	Taung Gold International, Ltd.	4,680,000	22,286
	TCL Electronics Holdings, Ltd.	327,666	146,774
*	Tech Pro Technology Development, Ltd.	1,538,000	2,535
	Ten Pao Group Holdings, Ltd.	116,000	13,076
	Tencent Holdings, Ltd.	456,700	21,780,102
*	Tenwow International Holdings, Ltd.	224,000	2,056
	Texhong Textile Group, Ltd.	195,000	203,343
*	Textainer Group Holdings, Ltd.	12,085	115,950
#	Tian An China Investment Co., Ltd.	148,000	61,162
*	Tian Ge Interactive Holdings, Ltd.	239,000	53,643
	Tiangong International Co., Ltd.	390,000	132,202
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	120,000	38,448
	Tianjin Development Holdings, Ltd.	134,000	35,683
	Tianjin Port Development Holdings, Ltd.	1,154,000	103,020
#	Tianneng Power International, Ltd.	476,000	318,637
	Tianyun International Holdings, Ltd.	138,000	16,424
*	Tibet Water Resources, Ltd.	405,000	26,534
	Tingyi Cayman Islands Holding Corp.	696,000	1,174,185
	Tomson Group, Ltd.	220,196	56,016
	Tong Ren Tang Technologies Co., Ltd., Class H	298,000	275,810
	Tongda Group Holdings, Ltd.	1,940,000	203,985
#	Top Spring International Holdings, Ltd.	91,000	15,366
	Towngas China Co., Ltd.	277,841	172,120
#	TravelSky Technology, Ltd., Class H	130,000	281,321
	Trigiant Group, Ltd.	222,000	47,857
*	Trip.com Group Ltd., ADR	46,080	1,480,550
*	Truly International Holdings, Ltd.	412,000	53,699
#	Tsaker Chemical Group, Ltd.	108,500	23,836
	Tsingtao Brewery Co., Ltd., Class H	26,000	143,809
#*	Tuniu Corp., Sponsored ADR	12,636	24,261
	Uni-President China Holdings, Ltd.	628,000	639,194
	United Energy Group, Ltd.	3,974,000	701,027
*	V1 Group, Ltd.	846,000	20,190
	Vinda International Holdings, Ltd.	95,000	229,681
*	Vipshop Holdings, Ltd., ADR	116,245	1,479,799
	Wanguo International Mining Group, Ltd.	70,000	13,514
	Want Want China Holdings, Ltd.	1,659,000	1,369,421
	Wasion Holdings, Ltd.	254,000	100,113
#*	Weibo Corp., Sponsored ADR	5,829	248,432
	Weichai Power Co., Ltd., Class H	1,003,000	1,755,982
	Weiqiao Textile Co., Class H	176,000	45,519
	West China Cement, Ltd.	1,502,000	241,347
#	Wisdom Education International Holdings Co., Ltd.	282,000	106,194
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	242,500	257,820
	Xiamen International Port Co., Ltd., Class H	488,000	59,230
	Xingda International Holdings, Ltd.	426,465	115,490
	Xingfa Aluminium Holdings, Ltd.	55,000	50,938
	Xinghua Port Holdings, Ltd.	35,125	4,261
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	129,000	88,861
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	212,747	222,922
*	Xinming China Holdings, Ltd.	112,000	18,280
	Xinyi Solar Holdings, Ltd.	2,007,434	1,402,893
	Xinyuan Real Estate Co., Ltd., ADR	16,785	55,726
	Xtep International Holdings, Ltd.	236,690	107,154
*	Xunlei, Ltd., ADR	15,818	66,910
	Yadea Group Holdings, Ltd.	600,000	154,591
*	Yanchang Petroleum International, Ltd.	1,420,000	8,270

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	2,500	$4,253
	Yanzhou Coal Mining Co., Ltd., Class H	1,268,000	935,577
	Yashili International Holdings, Ltd.	408,000	35,120
	Yeebo International Holdings, Ltd.	76,000	10,866
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	80,400	460,802
*	Yida China Holdings, Ltd.	84,000	15,795
	Yihai International Holding, Ltd.	194,000	1,090,099
	Yip's Chemical Holdings, Ltd.	84,000	26,465
#*	Yiren Digital, Ltd., ADR	9,977	45,695
*	Youyuan International Holdings, Ltd.	239,000	6,001
*	YuanShengTai Dairy Farm, Ltd.	444,000	15,317
	Yuexiu Property Co., Ltd.	3,210,000	642,548
	Yuexiu Transport Infrastructure, Ltd.	210,000	182,883
	Yum China Holdings, Inc.	49,673	2,139,416
	Yuzhou Properties Co., Ltd.	1,123,068	518,174
	Zhaojin Mining Industry Co., Ltd., Class H	170,500	196,436
	Zhejiang Expressway Co., Ltd., Class H	400,000	326,547
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	76,800	38,125
*	Zhong An Group, Ltd.	1,326,000	38,187
	Zhongsheng Group Holdings, Ltd.	307,500	1,131,703
#	Zhongyu Gas Holdings, Ltd.	189,477	170,801
	Zhou Hei Ya International Holdings Co., Ltd.	319,500	156,811
#*	Zhuguang Holdings Group Co., Ltd.	68,000	9,984
	Zhuhai Holdings Investment Group, Ltd.	204,000	31,330
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	81,300	273,757
	Zijin Mining Group Co., Ltd., Class H	2,618,000	1,148,787
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	406,800	298,673
*	ZTE Corp., Class H	11,960	38,319
	ZTO Express Cayman, Inc., ADR	28,315	615,002
TOTAL CHINA			273,162,891
COLOMBIA — (0.1%)
	Banco de Bogota SA	4,188	108,986
	Bancolombia SA, Sponsored ADR	3,748	196,658
	Bancolombia SA	18,762	232,824
	Celsia SA ESP	106,918	141,776
	Cementos Argos SA	42,641	81,043
*	CEMEX Latam Holdings SA	45,944	56,288
*	Corp. Financiera Colombiana SA	21,093	200,446
	Ecopetrol SA, Sponsored ADR	3,500	64,750
	Ecopetrol SA	620,580	577,031
	Grupo Argos SA	58,449	298,739
	Grupo Aval Acciones y Valores SA	15,916	134,490
	Grupo de Inversiones Suramericana SA	19,622	183,598
*	Grupo Energia Bogota SA ESP	61,864	43,323
	Grupo Nutresa SA	33,010	238,985
	Interconexion Electrica SA ESP	67,282	369,854
	Promigas SA ESP	11,599	25,097
TOTAL COLOMBIA			2,953,888
CZECH REPUBLIC — (0.0%)
	CEZ A.S.	19,780	432,975
	Komercni banka A.S.	5,273	181,237
	Moneta Money Bank A.S.	252,618	922,416
	O2 Czech Republic A.S.	13,360	137,585
	Philip Morris CR A.S.	60	40,688
TOTAL CZECH REPUBLIC			1,714,901

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (1.3%)
*	Agat Ejendomme A.S.	12,267	$7,287
*	ALK-Abello A.S.	2,638	704,659
	Alm Brand A.S.	34,139	302,303
#	Ambu A.S., Class B	33,020	602,691
	AP Moller - Maersk A.S., Class A	255	286,548
	AP Moller - Maersk A.S., Class B	463	553,639
#*	Bang & Olufsen A.S.	12,668	75,804
	BankNordik P/F	1,133	19,554
#*	Bavarian Nordic A.S.	11,744	407,572
	Brodrene Hartmann A.S.	1,589	70,956
	Carlsberg A.S., Class B	10,626	1,551,754
#	Chr Hansen Holding A.S.	16,630	1,237,650
	Coloplast A.S., Class B	5,845	736,945
	Columbus A.S.	29,642	39,839
	D/S Norden A.S.	14,223	191,582
	Danske Bank A.S.	57,424	958,595
#*	Demant A.S.	28,692	930,421
	DFDS A.S.	13,703	575,461
*	Drilling Co. of 1972 A.S.	2,183	121,831
	DSV Panalpina A.S.	32,789	3,559,874
	FLSmidth & Co. A.S.	18,066	616,913
*	Genmab A.S.	3,491	803,594
	GN Store Nord A.S.	69,024	3,423,596
	H Lundbeck A.S.	25,729	1,093,286
*	H+H International A.S., Class B	9,383	178,872
#	ISS A.S.	45,968	1,113,457
	Jeudan A.S.	176	37,412
*	Jyske Bank A.S.	25,569	972,279
	Matas A.S.	17,318	163,461
*	Nilfisk Holding A.S.	19,739	425,089
*	NKT A.S.	10,339	222,381
	NNIT A.S.	5,091	80,372
	Novo Nordisk A.S., Sponsored ADR	5,344	325,076
	Novo Nordisk A.S., Class B	147,009	8,948,681
	Novozymes A.S., Class B	27,912	1,455,298
	Orsted A.S.	8,138	887,626
	Pandora A.S.	42,470	2,192,124
	Parken Sport & Entertainment A.S.	2,257	34,446
	Per Aarsleff Holding A.S.	9,464	287,666
	Ringkjoebing Landbobank A.S.	13,856	1,029,383
	Rockwool International A.S., Class A	807	173,230
	Rockwool International A.S., Class B	2,844	663,048
	Royal Unibrew A.S.	32,516	3,091,240
	RTX A.S.	3,370	114,693
	Scandinavian Tobacco Group A.S., Class A	25,446	332,752
	Schouw & Co., A.S.	6,506	532,479
	SimCorp A.S.	11,978	1,327,842
	Solar A.S., Class B	2,972	141,685
	Spar Nord Bank A.S.	41,400	400,985
#	Sydbank A.S.	29,984	652,442
	Tivoli A.S.	652	73,079
	Topdanmark A.S.	26,504	1,253,595
*	TORM P.L.C.	12,585	109,205
	Tryg A.S.	16,357	495,615
	United International Enterprises, Ltd.	577	115,851
	Vestas Wind Systems A.S.	19,392	1,924,994
*	Vestjysk Bank A.S.	90,742	44,521
*	Zealand Pharma A.S.	12,210	441,762
TOTAL DENMARK			49,114,995

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	33,637	$177,160
	Commercial International Bank Egypt S.A.E., GDR	26,696	140,421
	Egyptian Financial Group-Hermes Holding Co., GDR	5,738	11,074
TOTAL EGYPT			328,655
FINLAND — (1.2%)
	Ahlstrom-Munksjo Oyj	8,889	148,176
	Aktia Bank Oyj	17,069	180,761
	Alma Media Oyj	7,872	75,717
	Asiakastieto Group Oyj	1,242	47,013
	Atria Oyj	5,381	57,323
*	BasWare Oyj	560	16,375
#	Bittium Oyj	6,855	50,598
#	Cargotec Oyj, Class B	22,524	833,330
	Caverion Oyj	20,214	164,634
#	Citycon Oyj	20,499	216,870
	Cramo Oyj	19,462	295,520
	Digia Oyj	4,257	21,653
	Elisa Oyj	40,282	2,426,812
	Finnair Oyj	35,294	206,050
	Fiskars Oyj Abp	9,074	121,079
	Fortum Oyj	62,932	1,522,948
*	F-Secure Oyj	26,483	96,569
*	HKScan Oyj, Class A	13,829	35,131
	Huhtamaki Oyj	67,985	3,021,624
	Kemira Oyj	76,521	1,156,059
	Kesko Oyj, Class A	4,837	305,413
	Kesko Oyj, Class B	21,354	1,443,657
	Kone Oyj, Class B	24,211	1,562,508
	Konecranes Oyj	28,752	866,670
	Lassila & Tikanoja Oyj	19,415	330,754
	Metsa Board Oyj	81,496	493,572
	Metso Oyj	65,638	2,329,156
	Neste Oyj	87,708	3,492,344
	Nokia Oyj	215,510	838,916
	Nokia Oyj	66,112	257,632
#	Nokian Renkaat Oyj	64,321	1,729,521
	Nordea Bank Abp	221,033	1,743,587
	Nordea Bank Abp	9,039	71,250
	Olvi Oyj, Class A	5,575	240,676
	Oriola Oyj, Class B	71,422	169,813
	Orion Oyj, Class A	7,974	374,184
	Orion Oyj, Class B	33,196	1,568,411
	Outokumpu Oyj	126,895	435,898
*	Outotec Oyj	37,799	217,328
	Pihlajalinna Oyj	890	15,106
#	Ponsse Oyj	3,929	137,331
	Raisio Oyj, Class V	37,220	151,811
	Rapala VMC Oyj	4,345	14,362
	Raute Oyj, Class A	344	9,948
	Revenio Group Oyj	7,382	229,523
	Sampo Oyj, Class A	52,382	2,371,184
	Sanoma Oyj	54,111	647,795
#*	Stockmann Oyj Abp, Class B	10,970	28,215
	Stora Enso Oyj, Class R	188,447	2,446,136
	Teleste Oyj	754	4,601
	TietoEVRY Oyj	18,537	604,513
#	Tikkurila Oyj	21,130	363,929
	Tokmanni Group Corp.	31,236	453,061

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	UPM-Kymmene Oyj	191,178	$6,023,716
	Uponor Oyj	16,645	225,203
	Vaisala Oyj, Class A	4,331	161,843
	Valmet Oyj	77,800	1,682,948
	Wartsila Oyj Abp	94,983	1,164,703
	YIT Oyj	92,412	659,704
TOTAL FINLAND			46,561,164
FRANCE — (5.8%)
	ABC arbitrage	8,870	65,234
	Accor SA	19,877	813,769
	Actia Group	5,196	23,232
	Aeroports de Paris	3,577	676,769
*	Air France-KLM	152,999	1,417,403
	Air Liquide SA	30,559	4,418,509
	Airbus SE	49,446	7,261,834
	Akka Technologies	6,847	475,405
#	AKWEL	7,562	156,920
	Albioma SA	14,003	466,223
	Alstom SA	31,368	1,662,512
	Altamir	3,771	71,726
	Alten SA	12,627	1,556,185
#*	Amplitude Surgical SAS	3,043	5,424
	Amundi SA	8,279	670,106
	Arkema SA	37,485	3,434,721
	Assystem SA	3,816	132,806
	Atos SE	27,730	2,299,607
	Aubay	3,407	113,167
	AXA SA	126,974	3,376,436
	Axway Software SA	3,324	42,867
*	Bastide le Confort Medical	1,878	75,301
	Beneteau SA	17,013	182,471
	Bigben Interactive	6,565	101,996
	BioMerieux	10,238	1,014,712
	BNP Paribas SA	89,871	4,769,231
	Boiron SA	3,961	150,740
#	Bollore SA	121,749	494,701
*	Bollore SA	708	2,864
	Bonduelle SCA	8,513	203,025
	Bourbon Corp.	700	12,023
	Bouygues SA	70,488	2,784,958
	Bureau Veritas SA	62,686	1,727,299
	Burelle SA	16	13,278
	Capgemini SE	22,258	2,764,236
	Carrefour SA	212,877	3,602,238
#	Casino Guichard Perrachon SA	20,964	851,902
*	Cegedim SA	1,589	53,338
*	CGG SA	291,934	820,312
#	Chargeurs SA	5,556	104,689
	Cie de Saint-Gobain	105,451	3,978,492
	Cie des Alpes	5,985	199,595
	Cie Generale des Etablissements Michelin SCA	44,861	5,204,916
#	Cie Plastic Omnium SA	36,230	912,506
	CNP Assurances	26,854	483,379
*	Coface SA	54,195	667,805
	Credit Agricole SA	83,072	1,122,314
	Danone SA, Sponsored ADR	930	14,833
	Danone SA	45,953	3,677,363
	Dassault Aviation SA	24	29,194

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Dassault Systemes SE	7,715	$1,335,573
	Dassault Systemes SE, Sponsored ADR	288	50,005
	Derichebourg SA	50,289	182,394
	Devoteam SA	2,054	191,251
	Edenred	53,911	2,911,277
	Eiffage SA	41,936	4,860,959
#	Electricite de France SA	155,164	1,915,541
#	Elior Group SA	44,697	626,657
	Elis SA	49,614	966,093
	Engie SA	172,131	2,962,944
#	Eramet	6,044	253,557
	EssilorLuxottica SA	13,958	2,066,600
*	Esso SA Francaise	1,283	28,965
#	Etablissements Maurel et Prom SA	7,093	19,904
#	Eurofins Scientific SE	3,304	1,777,071
	Euronext NV	19,753	1,712,247
#	Europcar Mobility Group	58,878	238,812
	Eutelsat Communications SA	97,976	1,468,478
	Exel Industries, Class A	664	32,592
	Faurecia SE	34,459	1,641,853
	Fleury Michon SA	178	5,708
*	Fnac Darty S.A.	9,670	471,150
	Gaztransport Et Technigaz SA	7,032	710,823
	Getlink SE	105,857	1,867,453
	GL Events	7,032	164,973
	Groupe Crit	1,957	149,277
	Groupe Open	2,113	28,518
	Guerbet	4,015	155,104
	Haulotte Group SA	4,122	21,974
	Hermes International	2,765	2,064,698
	HEXAOM	1,748	70,129
*	ID Logistics Group	1,050	205,310
#	Iliad SA	8,800	1,154,922
#	Imerys SA	15,262	658,842
	Ingenico Group SA	27,856	3,239,459
	Ipsen SA	4,514	334,984
	IPSOS	19,114	619,295
	Jacquet Metal Service SA	7,037	109,854
#	JCDecaux SA	19,469	520,356
	Kaufman & Broad SA	12,087	512,007
#	Kering SA	6,396	3,908,087
	Korian SA	25,387	1,158,171
	Lagardere SCA	75,284	1,429,008
	Laurent-Perrier	280	25,450
#	Le Belier	1,864	74,705
	Lectra	12,530	309,774
	Legrand SA	32,475	2,598,379
	Linedata Services	2,487	80,534
	LISI	11,190	340,302
	LNA Sante SA	2,930	148,959
	L'Oreal SA	7,750	2,155,629
	LVMH Moet Hennessy Louis Vuitton SE	23,294	10,143,888
	Maisons du Monde SA	5,640	74,752
	Manitou BF SA	2,358	43,175
	Manutan International	283	20,180
	Mersen SA	7,475	244,891
*	METabolic EXplorer SA	13,465	24,516
	Metropole Television SA	18,765	312,073
	Natixis SA	142,992	603,838

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Nexans SA	14,464	$703,692
	Nexity SA	22,792	1,100,355
#*	Nicox	5,711	27,923
	NRJ Group	7,684	53,078
	Oeneo SA	11,330	172,740
*	OL Groupe SA	7,499	25,107
#*	Onxeo SA	18,073	11,061
	Orange SA, Sponsored ADR	5,502	77,523
	Orange SA	390,196	5,515,798
	Orpea	12,570	1,636,544
	Pernod Ricard SA	3,619	626,582
	Peugeot SA	282,821	5,823,354
*	Pierre & Vacances SA	1,511	41,119
#	Plastivaloire	5,908	42,513
	Publicis Groupe SA, ADR	2,568	28,428
	Publicis Groupe SA	57,454	2,546,887
	Quadient	16,120	387,764
#	Rallye SA	9,436	91,924
#*	Recylex SA	5,631	18,469
	Renault SA	34,417	1,346,160
	Rexel SA	137,632	1,646,367
#	Robertet SA	157	158,524
	Rothschild & Co.	9,511	255,407
	Rubis SCA	24,542	1,515,899
	Safran SA	17,525	2,825,680
	Sanofi	55,205	5,323,877
	Sartorius Stedim Biotech	3,380	606,114
	Savencia SA	2,035	140,199
	Schneider Electric SE	39,325	3,921,743
	Schneider Electric SE	523	52,192
	SCOR SE	48,030	2,041,413
	SEB SA	8,272	1,062,100
	Seche Environnement SA	808	36,794
	SES SA	186,615	2,290,278
	Societe BIC SA	13,226	892,815
	Societe Generale SA	132,160	4,276,652
	Societe Marseillaise du Tunnel Prado-Carenage SA	433	10,454
	Societe pour l'Informatique Industrielle	3,659	108,862
#	Sodexo SA	13,563	1,420,111
#*	SOITEC	6,172	580,144
#*	Solocal Group	173,704	84,170
	Somfy SA	3,809	384,989
	Sopra Steria Group	7,112	1,135,386
	SPIE SA	47,646	922,978
	Stef SA	2,270	208,409
	STMicroelectronics NV	162,543	4,525,530
#	STMicroelectronics NV	5,594	155,793
	Suez	60,158	987,243
	Sword Group	1,845	71,582
	Synergie SA	5,310	168,375
	Tarkett SA	20,496	282,987
#*	Technicolor SA	66,788	46,242
	Teleperformance	17,077	4,284,578
	Television Francaise 1	34,570	260,262
	Thales SA	15,745	1,727,716
	Thermador Groupe	1,268	77,067
	Total Gabon	171	25,436
	Total SA	307,391	14,967,081
	TOTAL SA, Sponsored ADR	16,704	811,642

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Trigano SA	4,331	$410,678
*	Ubisoft Entertainment SA	25,742	1,952,312
	Union Financiere de France BQE SA	1,909	43,185
#	Valeo SA	85,988	2,553,942
#*	Vallourec SA	140,775	354,497
*	Valneva SE	16,053	55,490
	Veolia Environnement SA, ADR	1,217	35,828
	Veolia Environnement SA	43,353	1,278,930
	Vetoquinol SA	997	64,001
	Vicat SA	8,127	339,014
	Vilmorin & Cie SA	2,607	126,368
	Vinci SA	45,629	5,055,193
*	Virbac SA	1,379	337,557
	Vivendi SA	42,899	1,173,256
	Vranken-Pommery Monopole SA	944	19,401
*	Worldline SA	4,482	315,828
	XPO Logistics Europe SADIR	32	9,213
TOTAL FRANCE			221,859,291
GERMANY — (5.0%)
	1&1 Drillisch AG	13,878	340,234
	7C Solarparken AG	12,364	51,933
	Aareal Bank AG	29,001	949,735
	Adidas AG	15,927	5,034,748
*	Adler Modemaerkte AG	2,072	8,824
*	ADLER Real Estate AG	8,869	119,065
#	ADO Properties SA	6,925	214,112
*	ADVA Optical Networking SE	22,486	185,527
*	AIXTRON SE	14,963	157,054
	All for One Group AG	816	49,407
	Allgeier SE	1,536	55,621
*	Allianz SE, Sponsored ADR	18,284	437,698
	Allianz SE	24,911	5,947,337
	Amadeus Fire AG	2,121	359,082
	Aroundtown SA	82,056	776,809
	Atoss Software AG	673	117,345
	Aurubis AG	16,865	917,603
	BASF SE	65,714	4,435,476
	Basler AG	1,428	85,240
	Bauer AG	5,064	89,428
	Bayer AG, Sponsored ADR	1,092	22,135
	Bayer AG	140,216	11,253,103
	Bayerische Motoren Werke AG	76,817	5,471,786
	BayWa AG	6,904	202,868
	Bechtle AG	13,344	1,925,385
	Beiersdorf AG	6,740	764,139
	Bertrandt AG	2,454	142,060
	bet-at-home.com AG	1,209	63,814
	Bijou Brigitte AG	671	37,114
	Bilfinger SE	14,899	525,559
	Borussia Dortmund GmbH & Co. KGaA	51,092	499,156
	Brenntag AG	45,305	2,344,536
	CANCOM SE	8,667	515,653
	Carl Zeiss Meditec AG	4,552	555,753
*	CECONOMY AG	72,863	376,625
	CENIT AG	4,360	62,504
	CENTROTEC Sustainable AG	1,473	22,393
	Cewe Stiftung & Co. KGAA	4,307	491,270
	comdirect bank AG	3,971	61,172

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Commerzbank AG	308,563	$1,770,681
	CompuGroup Medical SE	9,159	602,498
	Continental AG	34,107	3,892,194
#	Corestate Capital Holding SA	6,754	296,295
	Covestro AG	66,432	2,799,629
	CropEnergies AG	12,538	140,003
	CTS Eventim AG & Co. KGaA	18,088	1,124,780
	Daimler AG	180,199	8,344,478
*	Delivery Hero SE	7,452	573,383
	Deutsche Bank AG	257,257	2,353,630
	Deutsche Bank AG	45,969	420,616
	Deutsche Beteiligungs AG	6,117	257,544
	Deutsche Boerse AG	21,374	3,469,502
	Deutsche EuroShop AG	13,778	375,647
	Deutsche Lufthansa AG	114,289	1,741,037
	Deutsche Pfandbriefbank AG	68,581	1,104,603
	Deutsche Post AG	84,851	2,960,440
	Deutsche Telekom AG, Sponsored ADR	13,453	216,728
#	Deutsche Telekom AG	609,489	9,871,160
	Deutsche Wohnen SE	26,253	1,110,769
	Deutz AG	96,906	506,109
*	Dialog Semiconductor P.L.C.	30,505	1,339,989
	DIC Asset AG	13,392	250,911
	DMG Mori AG	3,732	175,833
	Dr Hoenle AG	1,186	57,873
	Draegerwerk AG & Co. KGaA	1,349	61,432
	Duerr AG	32,619	976,579
	E.ON SE	360,877	4,089,089
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,058	201,510
#	EDAG Engineering Group AG	4,778	53,534
	Elmos Semiconductor AG	6,338	196,227
*	ElringKlinger AG	12,064	81,970
	Energiekontor AG	4,020	95,443
	Evonik Industries AG	45,414	1,244,515
	Ferratum Oyj	610	7,988
	Fielmann AG	8,958	712,464
	First Sensor AG	2,116	90,152
	FORTEC Elektronik AG	461	10,062
	Francotyp-Postalia Holding AG, Class A	4,794	18,968
	Fraport AG Frankfurt Airport Services Worldwide	14,456	1,075,193
	Freenet AG	79,469	1,762,890
	Fresenius Medical Care AG & Co. KGaA	55,066	4,233,747
	Fresenius SE & Co. KGaA	49,894	2,547,604
	Fuchs Petrolub SE	9,534	386,953
	GEA Group AG	13,964	418,120
	Gerresheimer AG	19,543	1,545,908
	Gesco AG	3,358	70,680
	GFT Technologies SE	10,615	155,707
	Grammer AG	992	34,062
	Grand City Properties SA	25,875	663,181
*	H&R GmbH & Co. KGaA	5,091	28,222
	Hamburger Hafen und Logistik AG	18,510	455,525
	Hannover Rueck SE	6,891	1,338,001
	Hapag-Lloyd AG	10,234	840,369
	HeidelbergCement AG	22,709	1,531,521
*	Heidelberger Druckmaschinen AG	166,662	164,466
	Hella GmbH & Co KGaA	23,205	1,090,585
	Henkel AG & Co. KGaA	2,660	245,081
	Highlight Communications AG	2,448	11,780

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hochtief AG	4,602	$532,291
	HolidayCheck Group AG	10,948	28,344
	Hornbach Baumarkt AG	4,042	88,623
	Hornbach Holding AG & Co. KGaA	2,833	178,980
	Hugo Boss AG	23,320	1,101,675
*	Hypoport AG	563	198,596
	Indus Holding AG	8,206	334,221
	Infineon Technologies AG	137,954	2,963,658
	Infineon Technologies AG, ADR	9,006	193,314
	Isra Vision AG	3,860	144,531
	IVU Traffic Technologies AG	4,393	64,582
	Jenoptik AG	10,649	292,673
	K+S AG	81,739	793,240
	KION Group AG	41,705	2,610,392
	Kloeckner & Co. SE	31,651	201,010
	Koenig & Bauer AG	6,842	181,377
	Krones AG	3,137	236,883
	KWS Saat SE & Co., KGaA	2,285	141,098
	Lanxess AG	39,604	2,375,176
	LEG Immobilien AG	15,856	1,955,683
	Leifheit AG	2,142	56,640
*	Leoni AG	16,129	188,317
*	LPKF Laser & Electronics AG	3,217	67,368
*	Manz AG	1,498	34,174
*	Medigene AG	1,354	8,753
	Merck KGaA	7,068	906,326
	METRO AG	95,603	1,330,219
	MLP SE	30,599	190,721
	MTU Aero Engines AG	15,622	4,731,355
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,479	3,384,470
	Nemetschek SE	20,451	1,387,228
	New Work SE	996	325,786
	Nexus AG	1,568	59,678
*	Nordex SE	28,602	370,106
	Norma Group SE	21,771	793,705
	OHB SE	2,856	128,849
	OSRAM Licht AG	27,041	1,359,574
	Paragon GmbH & Co. KGaA	760	16,127
	Patrizia AG	13,156	314,065
	Pfeiffer Vacuum Technology AG	3,384	562,202
	PNE AG	31,116	151,493
	Progress-Werk Oberkirch AG	638	17,124
	ProSiebenSat.1 Media SE	84,797	1,122,593
	PSI Software AG	1,986	42,754
	Puma SE	8,265	661,801
	Puma SE	2,090	167,817
*	QIAGEN NV	14,153	472,725
	QSC AG	74,594	95,438
	Rational AG	995	746,179
	Rheinmetall AG	26,853	2,871,807
	RHOEN-KLINIKUM AG	6,013	105,208
	RIB Software SE	7,658	160,843
*	Rocket Internet SE	34,645	809,842
	RTL Group SA	14,468	657,393
	RWE AG	66,486	2,304,882
#	S&T AG	11,418	306,512
	SAF-Holland SA	20,283	140,771
	Salzgitter AG	16,916	283,234
	SAP SE, Sponsored ADR	1,405	183,732

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	SAP SE	20,529	$2,673,515
*	Schaltbau Holding AG	1,428	52,548
	Schloss Wachenheim AG	576	10,111
	Scout24 AG	6,268	430,829
	Secunet Security Networks AG	408	58,660
*	SGL Carbon SE	3,031	13,501
*	Shop Apotheke Europe NV	864	43,639
	Siemens AG	40,409	4,983,969
	Siltronic AG	13,071	1,400,128
	Sixt Leasing SE	6,215	91,914
	Sixt SE	7,260	731,628
*	SMA Solar Technology AG	3,612	132,925
*	SMT Scharf AG	697	7,714
	Softing AG	1,374	11,302
	Software AG	12,019	400,684
	Stabilus SA	7,794	473,494
	STRATEC SE	905	64,116
	Stroeer SE & Co. KGaA	17,865	1,417,988
	Suedzucker AG	36,800	621,924
*	SUESS MicroTec SE	7,962	90,585
	Surteco Group SE	3,208	79,423
	Symrise AG	16,732	1,719,295
	TAG Immobilien AG	46,676	1,230,179
	Takkt AG	14,788	194,146
*	Talanx AG	15,227	759,892
	Technotrans SE	3,675	80,641
*	Tele Columbus AG	8,186	30,706
	Telefonica Deutschland Holding AG	351,806	1,064,810
	Thyssenkrupp AG	93,145	1,145,315
	TLG Immobilien AG	22,481	768,655
	Traffic Systems SE	789	19,450
	Uniper SE	45,029	1,475,179
	United Internet AG	58,783	1,900,371
	VERBIO Vereinigte BioEnergie AG	10,179	144,045
	Volkswagen AG	7,531	1,378,953
	Vonovia SE	37,642	2,148,446
	Vossloh AG	3,070	135,315
	Wacker Chemie AG	8,087	580,372
	Wacker Neuson SE	13,053	209,572
	Washtec AG	4,170	235,124
	Wirecard AG	11,720	1,719,103
	Wuestenrot & Wuerttembergische AG	12,320	261,303
*	Zalando SE	5,048	241,698
	Zeal Network SE	5,766	145,169
TOTAL GERMANY			191,377,657
GREECE — (0.1%)
	Aegean Airlines SA	2,697	25,000
*	Alpha Bank AE	13,649	27,318
*	Attica Bank SA	39,068	15,685
	AUTOHELLAS SA	3,700	31,581
	Bank of Greece	1,490	26,201
*	Ellaktor SA	26,314	49,649
*	FF Group	1,384	5,086
	Hellenic Exchanges - Athens Stock Exchange SA	12,599	65,192
	Hellenic Petroleum SA	5,690	49,699
	Hellenic Telecommunications Organization SA	19,115	285,475
	Holding Co. ADMIE IPTO SA	25,205	64,399
*	Intracom Holdings SA	10,408	9,618

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	Intralot SA-Integrated Lottery Systems & Services	13,391	$5,408
	JUMBO SA	11,060	224,940
*	Marfin Investment Group Holdings SA	213,223	24,285
	Motor Oil Hellas Corinth Refineries SA	4,178	88,715
	Mytilineos SA	7,593	77,803
*	National Bank of Greece SA	48,125	152,759
	OPAP SA	6,436	80,142
*	Piraeus Bank SA	111,415	395,666
*	Public Power Corp. SA	4,356	20,164
*	Titan Cement International SA	2,126	43,522
TOTAL GREECE			1,768,307
HONG KONG — (1.9%)
	Aeon Credit Service Asia Co., Ltd.	68,000	52,657
#	Agritrade Resources, Ltd.	1,490,000	39,212
	AIA Group, Ltd.	562,200	5,570,809
	Allied Properties HK, Ltd.	696,000	129,776
	APAC Resources, Ltd.	66,000	8,125
*	Applied Development Holdings, Ltd.	415,000	10,500
	Asia Financial Holdings, Ltd.	72,000	36,450
	Asia Standard International Group, Ltd.	326,000	49,641
#	Asiasec Properties, Ltd.	63,900	10,139
	ASM Pacific Technology, Ltd.	114,900	1,548,249
	Bank of East Asia, Ltd. (The)	236,490	510,102
	BOC Aviation, Ltd.	83,000	765,203
	BOC Hong Kong Holdings, Ltd.	503,500	1,664,361
	BOCOM International Holdings Co., Ltd.	193,000	26,574
#	BOE Varitronix, Ltd.	239,000	69,579
	Bright Smart Securities & Commodities Group, Ltd.	274,000	72,121
*	Brightoil Petroleum Holdings, Ltd.	789,000	114,287
	Build King Holdings, Ltd.	90,000	9,150
*	Burwill Holdings, Ltd.	882,000	6,053
	Cafe de Coral Holdings, Ltd.	212,000	475,662
*	Camsing International Holding, Ltd.	24,000	2,688
#	Cathay Pacific Airways, Ltd.	259,000	326,628
	Century City International Holdings, Ltd.	320,000	21,759
	CGN Mining Co., Ltd.	475,000	16,279
*	China Best Group Holding, Ltd.	1,240,000	23,607
*	China Display Optoelectronics Technology Holdings, Ltd.	400,000	24,828
*	China Energy Development Holdings, Ltd.	1,658,000	36,595
	China Motor Bus Co., Ltd.	2,400	35,709
#	China New Higher Education Group, Ltd.	152,000	51,738
#	China Star Entertainment, Ltd.	1,090,000	212,968
#*	China Strategic Holdings, Ltd.	4,765,000	18,873
	Chinese Estates Holdings, Ltd.	189,500	133,719
*	Chinlink International Holdings, Ltd.	179,600	19,639
	Chinney Investments, Ltd.	48,000	13,569
	Chow Sang Sang Holdings International, Ltd.	139,000	162,296
	Chow Tai Fook Jewellery Group, Ltd.	233,800	210,730
	Chuang's China Investments, Ltd.	440,000	23,855
	Chuang's Consortium International, Ltd.	444,000	75,865
	CITIC Telecom International Holdings, Ltd.	1,036,000	357,685
	CK Asset Holdings, Ltd.	323,200	2,064,910
	CK Hutchison Holdings, Ltd.	399,700	3,531,633
	CK Infrastructure Holdings, Ltd.	72,500	505,819
#	CK Life Sciences Intl Holdings, Inc.	1,156,000	119,450
	CLP Holdings, Ltd.	137,000	1,424,737
	CNQC International Holdings, Ltd.	342,500	46,068
	Convenience Retail Asia, Ltd.	92,000	42,207

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#*	Convoy Global Holdings, Ltd.	1,758,000	$7,085
#*	Cosmopolitan International Holdings, Ltd.	288,000	55,365
	Cowell e Holdings, Inc.	127,000	30,739
	Crocodile Garments	99,000	6,639
	Cross-Harbour Holdings, Ltd. (The)	31,671	49,586
	CSI Properties, Ltd.	2,770,000	99,176
*	CST Group, Ltd.	6,304,000	19,494
*	CW Group Holdings, Ltd.	193,500	1,079
	Dah Sing Banking Group, Ltd.	194,400	247,560
	Dah Sing Financial Holdings, Ltd.	78,800	283,298
	Dickson Concepts International, Ltd.	30,500	18,701
#	Dynamic Holdings, Ltd.	12,000	16,416
	Eagle Nice International Holdings, Ltd.	128,000	45,470
	EcoGreen International Group, Ltd.	50,000	8,978
*	eForce Holdings, Ltd.	408,000	7,853
	Emperor Capital Group, Ltd.	2,052,000	44,780
	Emperor Entertainment Hotel, Ltd.	220,000	39,244
	Emperor International Holdings, Ltd.	598,000	116,996
	Emperor Watch & Jewellery, Ltd.	1,680,000	30,793
*	ENM Holdings, Ltd.	360,000	29,466
*	Esprit Holdings, Ltd.	898,200	160,351
#	Fairwood Holdings, Ltd.	31,500	76,191
	Far East Consortium International, Ltd.	651,026	280,153
*	Far East Holdings International, Ltd.	117,000	2,991
#*	FIH Mobile, Ltd.	1,512,000	234,206
	First Pacific Co., Ltd.	1,222,000	383,560
*	First Shanghai Investments, Ltd.	392,000	18,682
	Fountain SET Holdings, Ltd.	350,000	53,927
*	Freeman Fintech Corp, Ltd.	532,000	7,676
*	Future World Financial Holdings, Ltd.	21,796	96
	Galaxy Entertainment Group, Ltd.	266,000	1,740,859
*	Genting Hong Kong, Ltd.	188,000	14,629
	Get Nice Holdings, Ltd.	3,476,000	89,982
	Giordano International, Ltd.	818,000	209,080
#	Global Brands Group Holding, Ltd.	237,400	15,083
#*	Gold-Finance Holdings, Ltd.	184,000	640
*	Good Resources Holdings, Ltd.	630,000	7,711
#*	Goodbaby International Holdings, Ltd.	329,000	60,305
	Great Eagle Holdings, Ltd.	86,214	262,864
#*	Great Harvest Maeta Group Holdings, Ltd.	327,500	59,828
*	G-Resources Group, Ltd.	11,061,000	73,866
	Group Sense International, Ltd.	390,000	13,558
	Guoco Group, Ltd.	2,000	33,849
#	Guotai Junan International Holdings, Ltd.	1,430,000	241,819
#	Haitong International Securities Group, Ltd.	1,345,770	387,121
	Hang Lung Group, Ltd.	244,000	602,961
	Hang Lung Properties, Ltd.	330,000	689,346
	Hang Seng Bank, Ltd.	101,800	2,057,717
	Hanison Construction Holdings, Ltd.	60,757	8,623
*	Hao Tian Development Group, Ltd.	500,500	12,806
	Henderson Land Development Co., Ltd.	207,909	933,439
	HK Electric Investments & HK Electric Investments, Ltd.	323,000	322,525
	HKBN, Ltd.	247,000	428,032
#	HKR International, Ltd.	388,960	164,031
	HKT Trust & HKT, Ltd.	1,105,000	1,649,467
	Hon Kwok Land Investment Co., Ltd.	22,000	8,454
	Hong Kong & China Gas Co., Ltd.	472,167	903,576
	Hong Kong Exchanges & Clearing, Ltd.	92,471	3,038,359
#	Hong Kong Ferry Holdings Co., Ltd.	18,000	15,527

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#*	Hong Kong Finance Investment Holding Group, Ltd.	360,000	$37,926
#*	Hong Kong Television Network, Ltd.	114,000	61,018
	Hongkong & Shanghai Hotels, Ltd. (The)	209,500	210,411
#	Honma Golf, Ltd.	53,500	36,114
	Hsin Chong Group Holdings, Ltd.	620,000	20,955
*	Huan Yue Interactive Holdings, Ltd.	86,000	7,248
*	Huayi Tencent Entertainment Co., Ltd.	810,000	10,443
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	624,000	113,056
	Hysan Development Co., Ltd.	102,000	380,763
*	I-CABLE Communications, Ltd.	800,100	7,246
#	IGG, Inc.	348,000	242,049
*	Imagi International Holdings, Ltd.	90,300	11,576
	International Housewares Retail Co., Ltd.	113,000	26,202
*	IPE Group, Ltd.	180,000	17,893
#*	IRC, Ltd.	1,038,000	12,518
	IT, Ltd.	364,000	81,554
#	ITC Properties Group, Ltd.	189,927	27,264
	Jacobson Pharma Corp., Ltd.	54,000	11,320
	Johnson Electric Holdings, Ltd.	182,500	402,986
	Karrie International Holdings, Ltd.	338,000	47,967
	Kerry Logistics Network, Ltd.	219,000	349,370
	Kerry Properties, Ltd.	210,000	585,755
	Kingmaker Footwear Holdings, Ltd.	158,000	19,675
	Kingston Financial Group, Ltd.	962,000	108,199
	Kowloon Development Co., Ltd.	192,000	229,404
	Kwoon Chung Bus Holdings, Ltd.	22,000	7,681
	Lai Sun Development Co., Ltd.	97,880	115,780
*	Landing International Development, Ltd.	657,000	69,917
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	261,000	67,562
#*	Leyou Technologies Holdings, Ltd.	900,000	288,687
	Li & Fung, Ltd.	2,582,000	226,108
	Lifestyle International Holdings, Ltd.	220,500	220,521
	Lippo China Resources, Ltd.	810,000	18,726
	Lippo, Ltd.	58,000	18,788
	Liu Chong Hing Investment, Ltd.	96,000	123,403
	L'Occitane International SA	214,751	454,763
#	Luk Fook Holdings International, Ltd.	155,000	419,838
	Lung Kee Bermuda Holdings	74,000	23,165
*	Macau Legend Development, Ltd.	657,000	83,361
	Man Wah Holdings, Ltd.	976,400	673,174
#	Mason Group Holdings, Ltd.	9,010,798	53,254
	Master Glory Group, Ltd.	197,847	4,967
	Melco International Development, Ltd.	443,000	956,730
	Melco Resorts & Entertainment, Ltd., ADR	3,081	62,144
	MGM China Holdings, Ltd.	198,400	277,031
*	Midland Holdings, Ltd.	154,854	19,752
	Ming Fai International Holdings, Ltd.	139,000	14,200
	Miramar Hotel & Investment	64,000	119,018
	Modern Dental Group, Ltd.	73,000	13,132
	Mongolian Mining Corp.	190,900	12,413
	MTR Corp., Ltd.	58,833	329,974
	NagaCorp., Ltd.	774,000	1,091,765
	Nameson Holdings, Ltd.	354,000	24,305
	New World Development Co., Ltd.	1,086,808	1,357,567
*	NewOcean Energy Holdings, Ltd.	370,000	52,330
#	NOVA Group Holdings, Ltd.	110,000	22,095
	NWS Holdings, Ltd.	332,116	426,753
	OP Financial, Ltd.	148,000	28,218

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Oriental Watch Holdings	210,000	$50,434
	Oshidori International Holdings, Ltd.	1,594,198	159,999
	Pacific Basin Shipping, Ltd.	2,167,000	388,686
	Pacific Textiles Holdings, Ltd.	553,000	357,596
	Paliburg Holdings, Ltd.	128,000	42,863
#	Paradise Entertainment, Ltd.	132,000	14,395
*	PC Partner Group, Ltd.	122,000	28,338
#	PCCW, Ltd.	2,161,000	1,272,771
	Perfect Shape Medical, Ltd.	124,000	41,553
	Pico Far East Holdings, Ltd.	324,000	87,646
	Playmates Holdings, Ltd.	260,000	36,613
*	Playmates Toys, Ltd.	300,000	14,415
	Polytec Asset Holdings, Ltd.	419,300	51,139
	Power Assets Holdings, Ltd.	117,500	848,281
	Prada SpA	122,300	468,926
#*	PT International Development Co., Ltd.	454,000	21,596
	Public Financial Holdings, Ltd.	170,000	61,102
*	PYI Corp., Ltd.	446,000	4,292
#	Regal Hotels International Holdings, Ltd.	150,000	74,834
	Regina Miracle International Holdings, Ltd.	81,000	48,282
#	Sa Sa International Holdings, Ltd.	639,838	112,831
	Safety Godown Co., Ltd.	8,000	12,428
	Samsonite International SA	548,700	1,024,618
	Sands China, Ltd.	145,600	702,128
	SAS Dragon Holdings, Ltd.	88,000	28,477
#	SEA Holdings, Ltd.	60,582	51,237
	Shangri-La Asia, Ltd.	518,000	477,479
	Shenwan Hongyuan HK, Ltd.	120,000	16,305
	Shun Tak Holdings, Ltd.	720,000	308,671
*	Sincere Watch Hong Kong, Ltd.	430,000	6,804
	Singamas Container Holdings, Ltd.	870,000	80,289
	Sino Land Co., Ltd.	485,204	661,254
	SITC International Holdings Co., Ltd.	592,000	697,342
	Sitoy Group Holdings, Ltd.	176,000	21,816
	SJM Holdings, Ltd.	607,000	676,742
	SmarTone Telecommunications Holdings, Ltd.	238,500	174,760
*	SOCAM Development, Ltd.	26,610	6,866
	Soundwill Holdings, Ltd.	41,000	47,478
	Stella International Holdings, Ltd.	163,000	225,862
*	Summit Ascent Holdings, Ltd.	256,000	30,985
	Sun Hung Kai & Co., Ltd.	314,000	140,314
	Sun Hung Kai Properties, Ltd.	96,000	1,337,314
	SUNeVision Holdings, Ltd.	80,000	52,941
	Swire Pacific, Ltd., Class A	96,000	842,954
	Swire Pacific, Ltd., Class B	167,500	236,834
	Swire Properties, Ltd.	90,000	279,397
	TAI Cheung Holdings, Ltd.	110,000	87,050
*	Talent Property Group, Ltd.	1,200,000	4,759
#	Tao Heung Holdings, Ltd.	168,000	26,668
	Techtronic Industries Co., Ltd.	286,500	2,286,011
	Television Broadcasts, Ltd.	92,900	142,226
	Texwinca Holdings, Ltd.	340,000	71,901
	TK Group Holdings, Ltd.	96,000	46,550
#*	TOM Group, Ltd.	54,000	9,630
#	Town Health International Medical Group, Ltd.	274,000	18,204
	Tradelink Electronic Commerce, Ltd.	290,000	42,266
	Transport International Holdings, Ltd.	101,011	254,649
*	Trinity, Ltd.	666,000	17,494
	Tsui Wah Holdings, Ltd.	264,000	14,035

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Union Medical Healthcare, Ltd.	47,000	$31,064
#	United Laboratories International Holdings, Ltd. (The)	338,000	221,227
*	Value Convergence Holdings, Ltd.	148,000	5,759
	Vantage International Holdings, Ltd.	70,000	4,612
	Vedan International Holdings, Ltd.	124,000	12,483
	Vitasoy International Holdings, Ltd.	218,000	785,777
#	VPower Group International Holdings, Ltd.	87,000	24,947
	VSTECS Holdings, Ltd.	350,000	168,492
	VTech Holdings, Ltd.	58,600	529,668
	Wai Kee Holdings, Ltd.	62,000	35,880
	Wang On Group, Ltd.	4,680,000	44,525
	WH Group, Ltd.	2,349,000	2,210,647
	Wharf Holdings, Ltd. (The)	351,000	867,056
	Wharf Real Estate Investment Co., Ltd.	95,000	490,604
	Wheelock & Co., Ltd.	124,000	754,808
	Win Hanverky Holdings, Ltd.	114,000	6,835
	Wing Tai Properties, Ltd.	52,000	32,633
	Wonderful Sky Financial Group Holdings, Ltd.	94,000	7,997
	Wynn Macau, Ltd.	149,600	310,518
	Xinyi Glass Holdings, Ltd.	936,000	1,173,074
#	YT Realty Group, Ltd.	62,245	17,741
	Yue Yuen Industrial Holdings, Ltd.	340,000	945,372
TOTAL HONG KONG			71,862,195
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	174,917	260,771
	MOL Hungarian Oil & Gas P.L.C.	156,450	1,326,646
	OTP Bank P.L.C.	19,097	884,610
	Richter Gedeon Nyrt	31,163	669,897
TOTAL HUNGARY			3,141,924
INDIA — (2.8%)
*	3M India, Ltd.	498	159,700
	Aarti Drugs, Ltd.	3,902	33,401
	Aarti Industries, Ltd.	20,266	280,819
*	Aarti Surfactants, Ltd.	1,013	1,132
	ABB India, Ltd.	1,147	20,940
	ABB Powar Products & System India, Ltd.	229	2,443
	Abbott India, Ltd.	863	151,523
	ACC, Ltd.	11,892	250,544
	Adani Enterprises, Ltd.	87,517	279,814
	Adani Gas, Ltd.	87,517	203,079
*	Adani Green Energy, Ltd.	66,600	175,540
	Adani Ports & Special Economic Zone, Ltd.	118,082	610,030
*	Adani Power, Ltd.	468,478	399,560
*	Adani Transmissions, Ltd.	95,432	444,515
*	Aditya Birla Capital, Ltd.	106,918	147,980
*	Aditya Birla Fashion and Retail, Ltd.	49,641	162,457
	Advanced Enzyme Technologies, Ltd.	14,719	35,003
	Aegis Logistics, Ltd.	25,160	74,043
	Agro Tech Foods, Ltd.	1,165	11,292
	Ahluwalia Contracts India, Ltd.	1,883	8,711
	AIA Engineering, Ltd.	6,681	166,809
	Ajanta Pharma, Ltd.	12,094	187,094
	Akzo Nobel India, Ltd.	2,300	65,911
	Alembic Pharmaceuticals, Ltd.	25,708	226,311
	Alembic, Ltd.	28,091	22,587
	Alkyl Amines Chemicals	1,008	18,462

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Allahabad Bank	161,704	$40,125
	Allcargo Logistics, Ltd.	23,113	36,427
	Amara Raja Batteries, Ltd.	20,590	222,094
	Ambuja Cements, Ltd.	124,219	356,041
*	Amtek Auto, Ltd.	25,857	187
	Anant Raj, Ltd.	44,042	22,409
*	Andhra Bank	160,104	35,941
	Andhra Sugars, Ltd. (The)	1,273	5,655
*	Anup Engineering, Ltd.	2,154	18,193
	Apar Industries, Ltd.	5,035	27,359
	APL Apollo Tubes, Ltd.	3,758	103,331
	Apollo Hospitals Enterprise, Ltd.	16,947	395,005
	Apollo Tyres, Ltd.	127,582	297,205
*	Arvind Fashions, Ltd.	11,632	64,113
	Arvind, Ltd.	58,162	35,067
	Asahi India Glass, Ltd.	16,342	55,003
	Ashiana Housing, Ltd.	13,215	20,596
	Ashok Leyland, Ltd.	338,363	388,157
*	Ashoka Buildcon, Ltd.	26,970	42,960
	Asian Paints, Ltd.	22,199	558,249
	Astra Microwave Products, Ltd.	5,679	7,455
	Astral Polytechnik, Ltd.	8,385	140,951
	Atul, Ltd.	3,062	210,612
	Aurobindo Pharma, Ltd.	108,529	732,113
	Automotive Axles, Ltd.	3,296	38,454
	Avanti Feeds, Ltd.	16,178	150,164
*	Avenue Supermarts, Ltd.	11,722	349,944
	Axis Bank, Ltd.	112,950	1,155,604
	Bajaj Auto, Ltd.	12,936	575,251
*	Bajaj Consumer Care, Ltd.	18,382	57,857
	Bajaj Electricals, Ltd.	14,112	73,621
	Bajaj Finance, Ltd.	11,609	709,918
	Bajaj Finserv, Ltd.	5,764	761,794
*	Bajaj Hindusthan Sugar, Ltd.	134,537	11,920
	Bajaj Holdings & Investment, Ltd.	8,383	406,512
	Balaji Amines, Ltd.	4,219	22,993
	Balkrishna Industries, Ltd.	23,789	355,839
	Balmer Lawrie & Co., Ltd.	28,394	47,765
	Balrampur Chini Mills, Ltd.	76,326	176,811
	Banco Products India, Ltd.	9,409	13,564
	Bandhan Bank, Ltd.	18,404	115,836
*	Bank of Baroda	183,459	236,644
*	Bank of Maharashtra	441,788	80,991
	BASF India, Ltd.	1,653	22,967
	Bata India, Ltd.	8,574	216,527
	BEML, Ltd.	4,494	61,409
	Berger Paints India, Ltd.	33,662	263,922
	Bhansali Engineering Polymers, Ltd.	13,207	9,245
	Bharat Dyanamics, Ltd.	2,438	9,839
	Bharat Electronics, Ltd.	231,421	291,887
	Bharat Forge, Ltd.	70,310	481,953
	Bharat Heavy Electricals, Ltd.	215,025	128,420
	Bharat Petroleum Corp., Ltd.	56,518	362,169
*	Bharti Airtel, Ltd.	356,657	2,481,473
	Bharti Infratel, Ltd.	56,279	195,859
	Biocon, Ltd.	57,406	235,684
	Birla Corp., Ltd.	7,752	86,123
	Birla Tyres, Ltd.	20,163	1,173
*	Birlasoft, Ltd.	58,305	65,746

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bliss Gvs Pharma, Ltd.	16,236	$32,749
	Blue Dart Express, Ltd.	1,564	59,075
	Blue Star, Ltd.	6,502	75,685
	Bodal Chemicals, Ltd.	20,599	21,206
	Bombay Dyeing & Manufacturing Co., Ltd.	30,998	40,878
	Borosil Glass Works, Ltd.	9,869	23,860
	Bosch, Ltd.	503	97,648
	Brigade Enterprises, Ltd.	23,168	76,878
	Britannia Industries, Ltd.	7,461	332,779
	BSE, Ltd.	5,002	37,383
	Cadila Healthcare, Ltd.	59,938	222,172
	Can Fin Homes, Ltd.	23,250	157,405
*	Canara Bank	86,681	244,629
	Capacit'e Infraprojects, Ltd.	8,742	23,603
	Caplin Point Laboratories, Ltd.	5,976	23,941
	Carborundum Universal, Ltd.	21,129	99,250
	Care Ratings, Ltd.	9,089	83,448
	Castrol India, Ltd.	92,306	173,302
	CCL Products India, Ltd.	36,778	115,540
	Ceat, Ltd.	8,354	116,882
	Central Depository Services India, Ltd.	4,556	16,873
	Century Plyboards India, Ltd.	21,503	51,305
	Century Textiles & Industries, Ltd.	18,623	165,782
	Cera Sanitaryware, Ltd.	2,805	106,328
	CESC, Ltd.	15,790	156,286
*	CG Power and Industrial Solutions, Ltd.	125,534	16,892
	Chambal Fertilizers & Chemicals, Ltd.	67,533	170,805
*	Chennai Petroleum Corp., Ltd.	13,408	23,398
	Chennai Super Kings Cricket, Ltd.	52,326	309
*	Cholamandalam Financial Holdings, Ltd.	24,140	183,280
	Cholamandalam Investment and Finance Co., Ltd.	79,825	363,380
	Cipla, Ltd.	74,461	466,116
	City Union Bank, Ltd.	73,408	236,744
	Coal India, Ltd.	114,694	294,050
	Cochin Shipyard, Ltd.	9,890	52,630
*	Coffee Day Enterprises, Ltd.	10,998	4,963
	Colgate-Palmolive India, Ltd.	14,777	275,616
	Container Corp. Of India, Ltd.	30,916	246,393
	Coromandel International, Ltd.	43,719	386,720
*	Corp. Bank	158,136	51,808
*	Cox & Kings, Ltd.	40,185	533
	CRISIL, Ltd.	4,498	107,388
	Crompton Greaves Consumer Electricals, Ltd.	118,788	466,159
	Cummins India, Ltd.	2,779	22,351
	Cyient, Ltd.	9,656	66,645
	Dabur India, Ltd.	49,779	345,740
*	Dalmia Bharat, Ltd.	21,739	266,033
	DB Corp., Ltd.	17,522	33,777
	DCB Bank, Ltd.	84,198	211,073
	DCM Shriram, Ltd.	17,923	93,066
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	12,703	19,818
	Deepak Nitrite, Ltd.	7,234	39,192
	Delta Corp., Ltd.	11,335	28,599
*	DEN Networks, Ltd.	14,544	10,156
	Dhampur Sugar Mills, Ltd.	11,915	33,924
	Dhanuka Agritech, Ltd.	5,798	41,991
	Dilip Buildcon, Ltd.	15,884	92,460
*	Dish TV India, Ltd.	100,541	18,173
	Dishman Carbogen Amcis, Ltd.	27,694	28,998

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Divi's Laboratories, Ltd.	18,399	$502,453
	Dixon Technologies India, Ltd.	360	23,203
	DLF, Ltd.	134,826	490,302
	Dr Lal PathLabs, Ltd.	4,848	120,328
	Dr Reddy's Laboratories, Ltd., ADR	6,774	295,888
	Dr Reddy's Laboratories, Ltd.	16,250	710,103
	Dredging Corp. of India, Ltd.	1,813	8,382
	eClerx Services, Ltd.	10,525	92,174
	Edelweiss Financial Services, Ltd.	101,949	135,677
	Eicher Motors, Ltd.	1,653	467,288
	EID Parry India, Ltd.	27,575	88,227
	EIH, Ltd.	27,446	53,853
	Elgi Equipments, Ltd.	6,868	24,193
	Emami, Ltd.	21,216	87,712
	Endurance Technologies, Ltd.	4,761	72,380
	Engineers India, Ltd.	42,236	53,672
*	Eris Lifesciences, Ltd.	2,384	17,435
	Escorts, Ltd.	19,521	218,667
	Essel Propack, Ltd.	10,881	27,340
	Excel Industries, Ltd.	767	9,483
	Exide Industries, Ltd.	77,373	212,741
*	FDC, Ltd.	13,382	43,929
	Federal Bank, Ltd.	704,499	901,239
	Finolex Cables, Ltd.	15,414	85,922
	Finolex Industries, Ltd.	14,401	114,220
	Firstsource Solutions, Ltd.	78,315	47,859
*	Fortis Healthcare, Ltd.	83,889	179,701
*	Future Enterprises, Ltd.	73,595	24,605
	Future Lifestyle Fashions, Ltd.	6,919	40,215
*	Future Retail, Ltd.	28,880	133,221
	Gabriel India, Ltd.	18,231	28,918
	GAIL India, Ltd.	268,420	452,389
	Garware Technical Fibres, Ltd.	4,218	88,246
	Gateway Distriparks, Ltd.	21,066	40,899
	Gati, Ltd.	10,050	9,653
*	Gayatri Projects, Ltd.	19,360	14,754
	GE T&D India, Ltd.	6,133	14,366
	General Insurance Corp. of India	11,757	41,005
*	GFL, Ltd.	10,933	21,712
	GHCL, Ltd.	18,451	47,976
	GIC Housing Finance, Ltd.	10,571	22,689
	Gillette India, Ltd.	1,460	127,679
	GlaxoSmithKline Consumer Healthcare, Ltd.	971	119,907
	GlaxoSmithKline Pharmaceuticals, Ltd.	4,376	101,807
	Glenmark Pharmaceuticals, Ltd.	58,036	251,508
	GMM Pfaudler, Ltd.	529	18,486
*	GMR Infrastructure, Ltd.	456,322	145,201
	Godfrey Phillips India, Ltd.	5,565	94,022
	Godrej Agrovet, Ltd.	3,418	26,674
	Godrej Consumer Products, Ltd.	33,599	316,240
	Godrej Industries, Ltd.	8,447	48,651
*	Godrej Properties, Ltd.	845	12,803
	Granules India, Ltd.	57,964	118,360
	Graphite India, Ltd.	5,384	22,361
	Grasim Industries, Ltd.	43,966	478,362
	Great Eastern Shipping Co., Ltd. (The)	21,426	90,195
	Greaves Cotton, Ltd.	37,599	71,079
*	Greenpanel Industries, Ltd.	11,914	9,332
	Greenply Industries, Ltd.	11,914	25,491

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Grindwell Norton, Ltd.	4,365	$38,842
	Gujarat Alkalies & Chemicals, Ltd.	9,787	54,287
	Gujarat Ambuja Exports, Ltd.	18,206	39,136
*	Gujarat Fluorochemicals, Ltd.	10,933	94,671
	Gujarat Gas, Ltd.	49,860	201,483
	Gujarat Industries Power Co., Ltd.	5,497	6,185
	Gujarat Mineral Development Corp., Ltd.	43,682	37,263
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,478	52,988
	Gujarat Pipavav Port, Ltd.	89,581	109,564
	Gujarat State Petronet, Ltd.	79,360	281,114
	Gulf Oil Lubricants India, Ltd.	3,107	35,110
*	GVK Power & Infrastructure, Ltd.	219,054	13,368
	Hatsun Agro Products, Ltd.	4,782	42,532
	Havells India, Ltd.	37,085	313,465
	HBL Power Systems, Ltd.	44,277	11,848
	HCL Technologies, Ltd.	167,187	1,386,358
	HDFC Life Insurance Co., Ltd.	52,375	439,714
*	HealthCare Global Enterprises, Ltd.	2,300	3,751
	HEG, Ltd.	1,530	22,897
	HeidelbergCement India, Ltd.	34,643	96,893
*	Hemisphere Properties India, Ltd.	14,869	26,068
	Heritage Foods, Ltd.	5,140	26,684
	Hero MotoCorp, Ltd.	15,347	535,456
	Hester Biosciences, Ltd.	789	17,585
	Hexaware Technologies, Ltd.	48,535	248,083
	HFCL, Ltd.	235,479	55,706
	Hikal, Ltd.	22,547	39,054
	HIL, Ltd.	1,370	26,873
	Himadri Speciality Chemical, Ltd.	41,325	38,219
	Himatsingka Seide, Ltd.	16,762	29,885
	Hindalco Industries, Ltd.	335,067	884,213
	Hinduja Global Solutions, Ltd.	3,563	33,559
*	Hindustan Oil Exploration Co., Ltd.	6,123	8,803
	Hindustan Petroleum Corp., Ltd.	107,239	349,825
	Hindustan Unilever, Ltd.	31,791	906,432
	Honda SIEL Power Products, Ltd.	538	9,063
	Honeywell Automation India, Ltd.	80	31,040
	Housing Development Finance Corp., Ltd.	60,739	2,054,778
	Huhtamaki PPL, Ltd.	7,123	24,741
	ICICI Bank, Ltd., Sponsored ADR	42,476	619,300
	ICICI Bank, Ltd.	115,986	854,875
	ICICI Lombard General Insurance Co., Ltd.	3,540	65,581
	ICICI Prudential Life Insurance Co., Ltd.	17,268	123,642
	ICICI Securities, Ltd.	5,272	34,769
*	IDFC First Bank, Ltd.	719,007	409,054
	IDFC, Ltd.	406,887	199,141
*	IFB Industries, Ltd.	923	7,758
*	IFCI, Ltd.	305,817	27,462
	IIFL Finance, Ltd.	28,342	66,890
*	IIFL Securities, Ltd.	28,342	21,512
	IIFL Wealth Management, Ltd.	4,049	75,742
	India Cements, Ltd. (The)	81,194	92,960
	India Glycols, Ltd.	4,576	17,581
	Indiabulls Housing Finance, Ltd.	126,786	544,213
*	Indiabulls Integrated Services, Ltd.	866	1,439
*	Indiabulls Real Estate, Ltd.	83,611	121,905
	Indiabulls Ventures, Ltd.	18,747	46,438
	Indiabulls Ventures, Ltd.	1,855	1,887
*	Indian Bank	53,502	77,599

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indian Hotels Co., Ltd. (The)	86,100	$172,063
	Indian Hume Pipe Co., Ltd.	6,838	24,731
	Indian Oil Corp., Ltd.	163,516	259,728
*	Indian Overseas Bank	302,109	42,981
	Indo Count Industries, Ltd.	29,913	22,189
	Indoco Remedies, Ltd.	3,978	12,500
	Indraprastha Gas, Ltd.	42,275	299,902
	IndusInd Bank, Ltd.	16,030	280,876
	Infibeam Avenues, Ltd.	84,699	67,942
	Info Edge India, Ltd.	1,739	69,140
	Infosys, Ltd., Sponsored ADR	57,600	631,296
	Infosys, Ltd.	347,300	3,801,227
	Ingersoll-Rand India, Ltd.	4,123	38,500
	Inox Leisure, Ltd.	26,126	147,866
	Insecticides India, Ltd.	2,329	18,049
*	Intellect Design Arena, Ltd.	4,799	11,386
	InterGlobe Aviation, Ltd.	8,898	172,513
	Ipca Laboratories, Ltd.	10,606	185,945
*	IRB Infrastructure Developers, Ltd.	46,610	67,337
	ITC, Ltd.	262,638	864,760
	ITD Cementation India, Ltd.	22,260	18,812
	J Kumar Infraprojects, Ltd.	11,676	25,298
	Jagran Prakashan, Ltd.	42,069	39,789
	Jai Corp., Ltd.	15,986	24,913
*	Jain Irrigation Systems, Ltd.	128,745	12,782
*	Jaiprakash Associates, Ltd.	488,899	12,983
*	Jaiprakash Power Ventures, Ltd.	239,763	7,743
*	Jammu & Kashmir Bank, Ltd. (The)	91,753	35,239
	Jamna Auto Industries, Ltd.	36,938	21,710
	JB Chemicals & Pharmaceuticals, Ltd.	8,492	59,044
	Jindal Photo Imaging, Ltd.	1,163	981
	Jindal Poly Films, Ltd.	4,651	15,237
	Jindal Saw, Ltd.	54,296	68,249
*	Jindal Stainless Hisar, Ltd.	17,122	18,406
*	Jindal Stainless, Ltd.	65,731	36,855
*	Jindal Steel & Power, Ltd.	169,793	416,574
	JK Cement, Ltd.	10,634	206,038
	JK Lakshmi Cement, Ltd.	6,414	32,052
	JK Paper, Ltd.	39,899	71,634
	JK Tyre & Industries, Ltd.	33,904	35,128
	JM Financial, Ltd.	118,794	175,550
	JMC Projects India, Ltd.	13,324	18,212
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,702	57,398
	JSW Energy, Ltd.	162,361	142,741
	JSW Steel, Ltd.	321,170	1,118,680
	JTEKT India, Ltd.	36,684	42,587
	Jubilant Foodworks, Ltd.	20,141	533,584
	Jubilant Life Sciences, Ltd.	47,407	383,091
*	Just Dial, Ltd.	9,334	73,181
	Jyothy Labs Ltd.	16,716	36,210
	Kajaria Ceramics, Ltd.	36,382	295,810
	Kalpataru Power Transmission, Ltd.	20,554	128,581
	Kalyani Steels, Ltd.	8,932	27,405
	Kansai Nerolac Paints, Ltd.	17,289	122,315
	Karnataka Bank, Ltd. (The)	71,896	74,117
	Karur Vysya Bank, Ltd. (The)	162,946	110,664
	Kaveri Seed Co., Ltd.	10,833	71,750
	KCP, Ltd. (The)	22,107	19,785
	KEC International, Ltd.	37,781	178,826

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	KEI Industries, Ltd.	27,752	$219,444
	Kiri Industries, Ltd.	2,959	15,890
	Kirloskar Brothers, Ltd.	8,823	18,255
	Kirloskar Oil Engines, Ltd.	3,070	6,310
	KNR Constructions, Ltd.	14,656	62,431
	Kolte-Patil Developers, Ltd.	10,366	38,481
	Kotak Mahindra Bank, Ltd.	15,898	375,439
*	KPIT Technologies, Ltd.	58,305	80,509
	KPR Mill, Ltd.	10,842	103,407
	KRBL, Ltd.	25,487	94,107
	KSB, Ltd.	1,131	11,718
	L&T Finance Holdings, Ltd.	228,693	373,776
	Lakshmi Machine Works, Ltd.	539	24,748
*	Lakshmi Vilas Bank, Ltd. (The)	43,396	9,205
	Larsen & Toubro Infotech, Ltd.	6,824	185,081
	Larsen & Toubro, Ltd.	48,562	930,670
	Laurus Labs, Ltd.	6,236	37,609
	LG Balakrishnan & Bros, Ltd.	1,990	8,610
	LIC Housing Finance, Ltd.	153,416	941,472
	Linde India, Ltd.	3,102	32,306
	LT Foods, Ltd.	41,256	15,435
	Lumax Industries, Ltd.	1,052	21,886
	Lupin, Ltd.	64,215	644,580
	LUX Industries, Ltd.	1,387	28,798
	Magma Fincorp, Ltd.	67,121	54,494
	Mahanagar Gas, Ltd.	9,680	159,000
	Maharashtra Scooters, Ltd.	1,245	76,122
	Maharashtra Seamless, Ltd.	9,479	51,362
	Mahindra & Mahindra Financial Services, Ltd.	116,715	601,318
	Mahindra & Mahindra, Ltd.	108,875	866,108
*	Mahindra CIE Automotive, Ltd.	32,725	80,227
*	Mahindra Holidays & Resorts India, Ltd.	23,216	77,517
	Mahindra Lifespace Developers, Ltd.	10,741	63,164
	Majesco, Ltd.	3,087	16,920
	Manappuram Finance, Ltd.	268,325	703,702
	Mangalam Cement, Ltd.	1,575	6,294
	Mangalore Refinery & Petrochemicals, Ltd.	40,362	26,000
	Marico, Ltd.	102,266	454,289
	Marksans Pharma, Ltd.	74,161	19,199
	Maruti Suzuki India, Ltd.	8,059	779,780
	MAS Financial Services, Ltd.	2,386	32,919
	Mastek, Ltd.	4,519	27,975
*	Max Financial Services, Ltd.	13,365	94,730
*	Max India, Ltd.	39,284	47,519
	Mayur Uniquoters, Ltd.	8,640	27,990
	Meghmani Organics, Ltd.	33,015	25,333
	Minda Industries, Ltd.	27,183	149,926
	Mindtree, Ltd.	10,231	126,875
	Mishra Dhatu Nigam, Ltd.	5,601	12,643
	MM Forgings, Ltd.	2,351	15,475
	MOIL, Ltd.	25,672	54,919
*	Morepen Laboratories, Ltd.	25,505	5,265
	Motherson Sumi Systems, Ltd.	179,282	333,868
	Motilal Oswal Financial Services, Ltd.	14,330	158,990
	Mphasis, Ltd.	24,450	317,043
	MPS, Ltd.	1,144	5,771
	MRF, Ltd.	460	448,016
	Multi Commodity Exchange of India, Ltd.	3,463	60,019
*	Muthoot Capital Services, Ltd.	2,022	16,862

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Muthoot Finance, Ltd.	66,141	$703,048
	Narayana Hrudayalaya, Ltd.	9,217	48,797
	Natco Pharma, Ltd.	32,406	287,839
	National Aluminium Co., Ltd.	197,272	117,715
	Nava Bharat Ventures, Ltd.	42,413	42,537
	Navin Fluorine International, Ltd.	2,409	38,913
	Navneet Education, Ltd.	39,220	50,228
	NBCC India, Ltd.	25,870	12,190
	NCC, Ltd.	180,448	137,396
	NESCO, Ltd.	8,606	90,126
	Nestle India, Ltd.	2,994	643,756
	Neuland Laboratories, Ltd.	1,890	11,179
	NHPC, Ltd.	332,705	113,569
	NIIT Technologies, Ltd.	1,157	31,287
	NIIT, Ltd.	21,787	29,958
	Nilkamal, Ltd.	2,650	52,458
	NLC India, Ltd.	66,590	54,598
	NOCIL, Ltd.	34,157	45,640
	NRB Bearings, Ltd.	20,512	27,446
	NTPC, Ltd.	170,411	269,552
	Oberoi Realty, Ltd.	30,091	230,000
	Oil & Natural Gas Corp., Ltd.	112,193	172,985
	Oil India, Ltd.	67,389	122,526
	Omaxe, Ltd.	19,919	43,272
*	Oracle Financial Services Software, Ltd.	3,772	154,383
	Orient Cement, Ltd.	24,311	26,156
	Orient Electric, Ltd.	9,394	32,567
	Orient Refractories, Ltd.	10,208	36,101
*	Oriental Bank of Commerce	221,328	155,190
	Oriental Carbon & Chemicals, Ltd.	634	8,890
	Page Industries, Ltd.	523	178,719
	Paisalo Digital, Ltd.	5,849	21,181
	Parag Milk Foods, Ltd.	11,590	22,489
*	PC Jeweller, Ltd.	54,077	16,885
	Persistent Systems, Ltd.	15,858	154,035
	Petronet LNG, Ltd.	293,933	1,095,852
	Pfizer, Ltd.	2,126	123,042
	Phillips Carbon Black, Ltd.	19,082	33,293
	Phoenix Mills, Ltd. (The)	13,613	164,938
	PI Industries, Ltd.	28,058	606,116
	Pidilite Industries, Ltd.	13,377	281,992
	Piramal Enterprises, Ltd.	27,819	600,519
	Piramal Enterprises, Ltd.	3,686	79,821
	PNB Housing Finance, Ltd.	5,256	31,901
	PNC Infratech, Ltd.	15,371	42,779
	Poly Medicure, Ltd.	3,192	12,259
	Polyplex Corp., Ltd.	5,156	38,823
*	Power Finance Corp., Ltd.	211,592	344,603
	Power Grid Corp. of India, Ltd.	162,617	426,367
	Power Mech Projects, Ltd.	2,409	24,825
	Praj Industries, Ltd.	23,067	36,480
	Prakash Industries, Ltd.	18,009	11,210
	Prestige Estates Projects, Ltd.	51,311	276,498
*	Prime Focus, Ltd.	22,316	13,534
*	Procter & Gamble Health, Ltd.	1,041	64,543
	Procter & Gamble Hygiene & Health Care, Ltd.	1,703	263,471
	PSP Projects, Ltd.	3,112	22,339
	PTC India Financial Services, Ltd.	58,589	11,852
	PTC India, Ltd.	80,783	65,543

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Punjab National Bank	184,709	$156,068
	PVR, Ltd.	10,932	298,223
*	Quess Corp., Ltd.	19,671	173,888
	Quick Heal Technologies, Ltd.	2,580	4,554
	Radico Khaitan, Ltd.	16,295	90,524
	Rain Industries Ltd.	41,827	63,427
	Rajesh Exports, Ltd.	32,054	323,150
	Rallis India, Ltd.	20,715	68,089
	Ramco Cements, Ltd. (The)	24,308	266,125
	Ramco Industries, Ltd.	13,704	35,887
	Ramkrishna Forgings, Ltd.	4,671	23,002
	Rane Holdings, Ltd.	1,941	20,891
	Rashtriya Chemicals & Fertilizers, Ltd.	56,433	42,387
	Ratnamani Metals & Tubes, Ltd.	3,384	58,339
	Raymond, Ltd.	11,792	105,753
	RBL Bank, Ltd.	57,684	257,003
	REC, Ltd.	476,121	955,231
	Redington India, Ltd.	104,718	168,740
	Relaxo Footwears, Ltd.	12,843	132,283
*	Reliance Capital, Ltd.	23,555	2,998
*	Reliance Communications, Ltd.	359,602	4,012
*	Reliance Home Finance, Ltd.	39,642	830
	Reliance Industries, Ltd.	296,998	5,851,267
*	Reliance Infrastructure, Ltd.	30,433	9,203
*	Reliance Power, Ltd.	208,281	5,094
	Repco Home Finance, Ltd.	16,370	76,105
	Rico Auto Industries, Ltd.	11,118	6,712
*	RP-SG Business Process Services, Ltd.	3,158	14,917
	Sadbhav Engineering, Ltd.	32,076	58,878
	Sadbhav Infrastructure Project, Ltd.	10,227	5,897
	Sagar Cements, Ltd.	1,007	7,614
*	Sanghi Industries, Ltd.	25,965	14,275
	Sanofi India, Ltd.	2,330	215,999
	Sasken Technologies, Ltd.	757	6,218
	SBI Life Insurance Co., Ltd.	4,052	56,235
	Schaeffler India, Ltd.	912	58,458
	Sequent Scientific, Ltd.	6,658	8,490
*	SH Kelkar & Co., Ltd.	1,304	2,048
	Shankara Building Products, Ltd.	3,114	16,744
	Sharda Cropchem, Ltd.	10,452	34,417
*	Sheela Foam, Ltd.	586	12,130
	Shilpa Medicare, Ltd.	7,390	27,664
*	Shipping Corp. of India, Ltd.	33,640	28,302
	Shree Cement, Ltd.	734	236,368
	Shriram City Union Finance, Ltd.	4,909	93,109
	Shriram Transport Finance Co., Ltd.	53,743	765,588
	Siemens, Ltd.	3,071	64,403
	Siyaram Silk Mills, Ltd.	4,587	14,471
	SKF India, Ltd.	2,554	73,851
	SML ISUZU, Ltd.	1,708	13,427
	Sobha, Ltd.	19,594	123,133
	Solar Industries India, Ltd.	5,448	97,123
	Solara Active Pharma Sciences, Ltd.	3,320	21,493
	Somany Ceramics, Ltd.	7,499	22,512
*	Somany Home Innovation, Ltd.	8,539	18,787
	Sonata Software, Ltd.	20,977	98,761
	South Indian Bank, Ltd. (The)	549,897	80,789
*	Spencer's Retail Ltd.	9,474	11,406
	SRF, Ltd.	6,328	335,006

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Srikalahasthi Pipes, Ltd.	2,877	$7,959
*	Star Cement, Ltd.	13,860	16,175
*	State Bank of India	108,403	481,455
	Steel Authority of India, Ltd.	277,659	180,066
	Sterlite Technologies, Ltd.	52,825	91,957
	Strides Pharma Science, Ltd.	21,638	140,052
	Subros, Ltd.	10,122	34,598
	Sudarshan Chemical Industries	11,301	72,012
	Sun Pharmaceutical Industries, Ltd.	117,075	713,831
	Sun TV Network, Ltd.	29,483	194,050
	Sundaram Finance Holdings, Ltd.	4,906	4,680
	Sundaram Finance, Ltd.	7,810	179,669
	Sundaram-Clayton, Ltd.	123	3,801
	Sundram Fasteners, Ltd.	15,180	108,876
	Sunteck Realty, Ltd.	26,148	145,859
	Suprajit Engineering, Ltd.	15,143	43,181
	Supreme Industries, Ltd.	13,018	255,176
	Supreme Petrochem, Ltd.	11,031	28,639
	Surya Roshni, Ltd.	9,038	22,652
	Suven Life Sciences, Ltd.	27,602	9,050
	Suven Pharmaceuticals, Ltd.	27,602	108,752
	Swaraj Engines, Ltd.	1,242	21,397
	Symphony, Ltd.	5,500	93,288
*	Syndicate Bank	430,913	145,627
	Syngene International, Ltd.	19,425	85,213
	TAKE Solutions, Ltd.	20,699	27,696
	Tata Chemicals, Ltd.	44,464	467,972
	Tata Communications, Ltd.	14,869	85,759
	Tata Consultancy Services, Ltd.	69,673	2,035,413
	Tata Elxsi, Ltd.	4,794	63,723
	Tata Global Beverages, Ltd.	146,147	785,277
	Tata Metaliks, Ltd.	5,683	49,527
#*	Tata Motors, Ltd., Sponsored ADR	2,004	24,309
*	Tata Motors, Ltd.	646,241	1,587,673
	Tata Power Co., Ltd. (The)	176,417	142,420
*	Tata Sponge Iron, Ltd.	10,359	57,157
	Tata Steel, Ltd.	142,885	870,353
	TCI Express, Ltd.	3,754	46,582
	Tech Mahindra, Ltd.	101,262	1,134,450
*	Techno Electric & Engineering Co., Ltd.	15,018	62,877
	Tejas Networks, Ltd.	6,655	7,631
	Texmaco Rail & Engineering, Ltd.	30,855	16,324
	Thermax, Ltd.	1,739	26,388
	Thirumalai Chemicals, Ltd.	22,510	20,507
	Thomas Cook India, Ltd.	36,462	28,653
	Thyrocare Technologies, Ltd.	4,402	34,381
	Tide Water Oil Co India, Ltd.	206	13,501
	Time Technoplast, Ltd.	58,614	44,493
	Timken India, Ltd.	3,329	46,153
	Tinplate Co. of India, Ltd. (The)	10,194	20,301
	Titan Co., Ltd.	39,380	653,293
	Torrent Pharmaceuticals, Ltd.	12,854	346,881
	Torrent Power, Ltd.	39,877	172,442
	Tourism Finance Corp. of India, Ltd.	1,923	1,946
	Transport Corp. of India, Ltd.	10,050	37,464
	Trident, Ltd.	564,080	49,440
	Triveni Engineering & Industries, Ltd.	41,671	46,146
	Triveni Turbine, Ltd.	9,284	12,769
	TTK Prestige, Ltd.	1,020	82,490

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tube Investments of India, Ltd.	36,180	$261,458
	TV Today Network, Ltd.	13,324	45,082
*	TV18 Broadcast, Ltd.	162,424	58,300
	TVS Srichakra, Ltd.	1,447	34,523
*	UCO Bank	262,100	57,256
	Uflex, Ltd.	11,771	34,548
	UltraTech Cement, Ltd.	7,585	469,280
	Unichem Laboratories, Ltd.	12,905	29,805
*	Union Bank of India	186,813	128,955
	Uniply Industries, Ltd.	11,022	1,527
	United Breweries, Ltd.	14,180	250,105
*	United Spirits, Ltd.	39,281	341,545
	UPL, Ltd.	258,990	1,906,470
*	Usha Martin, Ltd.	48,729	17,268
*	VA Tech Wabag, Ltd.	10,297	30,893
	Vaibhav Global, Ltd.	3,521	52,722
	Vakrangee, Ltd.	39,458	27,723
	Vardhman Textiles, Ltd.	6,194	90,065
	Varun Beverages, Ltd.	6,164	66,568
	Vedanta, Ltd.	611,268	1,169,011
	Vedanta, Ltd., ADR	3,300	26,070
	Venky's India, Ltd.	3,133	73,339
	Vesuvius India, Ltd.	1,110	16,951
	V-Guard Industries, Ltd.	29,973	94,352
	Vinati Organics, Ltd.	4,962	155,487
	Vindhya Telelinks, Ltd.	1,308	15,977
	VIP Industries, Ltd.	14,795	95,812
	V-Mart Retail, Ltd.	1,571	43,887
*	Vodafone Idea, Ltd.	2,321,315	172,783
	VRL Logistics, Ltd.	13,256	51,382
	VST Industries, Ltd.	1,677	104,253
	VST Tillers Tractors, Ltd.	349	6,640
	WABCO India, Ltd.	883	84,226
	Welspun Corp., Ltd.	34,836	83,709
	Welspun Enterprises, Ltd.	21,331	23,516
	Welspun India, Ltd.	151,349	91,333
	West Coast Paper Mills, Ltd.	14,627	46,536
	Wheels India, Ltd.	735	6,138
	Whirlpool of India, Ltd.	4,402	151,783
	Wipro, Ltd.	153,793	510,891
*	Wockhardt, Ltd.	14,169	69,694
	Wonderla Holidays, Ltd.	2,080	7,230
	Yes Bank, Ltd.	644,005	352,791
	Zee Entertainment Enterprises, Ltd.	216,802	813,204
	Zee Learn, Ltd.	14,534	3,820
	Zensar Technologies, Ltd.	22,420	53,643
TOTAL INDIA			109,097,506
INDONESIA — (0.5%)
	Ace Hardware Indonesia Tbk PT	2,023,900	254,620
	Adaro Energy Tbk PT	8,189,000	727,788
	Adhi Karya Persero Tbk PT	754,695	56,698
*	Agung Podomoro Land Tbk PT	2,382,800	25,017
	AKR Corporindo Tbk PT	313,500	75,667
*	Alam Sutera Realty Tbk PT	5,422,500	78,451
	Aneka Tambang Tbk	3,460,846	181,838
*	Armidian Karyatama Tbk PT	544,900	1,995
	Astra Agro Lestari Tbk PT	207,300	179,851
	Astra International Tbk PT	1,641,400	757,731

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Astra Otoparts Tbk PT	109,700	$9,618
*	Asuransi Kresna Mitra Tbk PT	48,700	4,809
*	Bank Bukopin Tbk	2,905,400	47,529
	Bank Central Asia Tbk PT	396,300	936,465
	Bank Danamon Indonesia Tbk PT	628,000	159,505
	Bank Mandiri Persero Tbk PT	1,155,600	631,877
*	Bank Nationalnobu Tbk PT	307,700	19,867
	Bank Negara Indonesia Persero Tbk PT	1,090,700	571,459
*	Bank Pan Indonesia Tbk PT	1,293,000	109,459
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	960,500	69,132
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	74,554
*	Bank Permata Tbk PT	715,805	61,327
	Bank Rakyat Indonesia Persero Tbk PT	5,732,400	1,863,631
	Bank Tabungan Negara Persero Tbk PT	1,284,600	174,848
*	Bank Tabungan Pensiunan Nasional Syariah TBK	112,600	36,265
	Barito Pacific Tbk PT	8,174,500	779,240
	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	24,591
	Blue Bird Tbk PT	168,500	28,985
*	Buana Lintas Lautan Tbk PT	3,163,100	40,903
	Bukit Asam Tbk PT	1,380,500	221,791
*	Bumi Serpong Damai Tbk PT	1,908,800	154,769
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	8,812
*	Capital Financial Indonesia Tbk PT	373,600	11,430
	Charoen Pokphand Indonesia Tbk PT	1,144,800	554,876
	Ciputra Development Tbk PT	4,754,247	308,888
*	Citra Marga Nusaphala Persada Tbk PT	111,012	16,221
*	Delta Dunia Makmur Tbk PT	3,847,700	61,656
	Dharma Satya Nusantara Tbk PT	534,500	16,058
*	Eagle High Plantations Tbk PT	4,013,600	33,686
	Elnusa Tbk PT	1,799,200	35,592
	Erajaya Swasembada Tbk PT	636,500	73,429
*	Gajah Tunggal Tbk PT	847,000	30,619
*	Garuda Indonesia Persero Tbk PT	2,201,200	65,053
*	Global Mediacom Tbk PT	3,396,300	84,485
	Gudang Garam Tbk PT	132,800	541,090
*	Hanson International Tbk PT	36,338,700	133,060
	Harum Energy Tbk PT	450,300	43,855
	Indah Kiat Pulp & Paper Corp. Tbk PT	830,400	407,125
	Indika Energy Tbk PT	744,800	51,843
	Indo Tambangraya Megah Tbk PT	156,500	114,595
	Indocement Tunggal Prakarsa Tbk PT	78,500	94,072
	Indofood CBP Sukses Makmur Tbk PT	282,100	234,093
	Indofood Sukses Makmur Tbk PT	1,760,200	1,008,571
	Indomobil Sukses Internasional Tbk PT	194,300	13,401
	Indo-Rama Synthetics Tbk PT	28,100	4,826
*	Indosat Tbk PT	340,300	56,754
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	714,800	62,433
*	Inti Agri Resources Tbk PT	532,800	1,951
*	Intikeramik Alamasri Industri Tbk PT	1,000,900	3,735
	Intiland Development Tbk PT	2,720,500	58,080
	Japfa Comfeed Indonesia Tbk PT	2,060,300	225,037
	Jasa Marga Persero Tbk PT	334,204	112,046
	Jaya Real Property Tbk PT	1,298,300	50,762
	Kalbe Farma Tbk PT	2,989,800	311,879
	Kapuas Prima Coal Tbk PT	1,002,500	26,130
*	Kawasan Industri Jababeka Tbk PT	1,296,610	28,115
	KMI Wire & Cable Tbk PT	922,400	32,485
*	Krakatau Steel Persero Tbk PT	1,204,811	23,917
*	Kresna Graha Investama Tbk PT	4,155,300	145,700

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Link Net Tbk PT	276,500	$74,263
*	Lippo Cikarang Tbk PT	725,340	39,238
*	Lippo Karawaci Tbk PT	13,308,300	223,687
	Malindo Feedmill Tbk PT	521,400	33,931
	Matahari Department Store Tbk PT	788,200	169,298
	Mayora Indah Tbk PT	759,200	106,772
*	Medco Energi Internasional Tbk PT	3,864,000	197,671
	Media Nusantara Citra Tbk PT	2,123,400	245,845
	Metrodata Electronics Tbk PT	386,800	47,381
	Mitra Adiperkasa Tbk PT	3,535,200	248,346
	Mitra Keluarga Karyasehat Tbk PT	378,700	71,798
*	MNC Investama Tbk PT	7,821,100	37,193
*	MNC Land Tbk PT	3,329,500	35,560
*	Modernland Realty Tbk PT	5,334,800	75,186
*	Multipolar Tbk PT	3,130,100	15,303
	Nippon Indosari Corpindo Tbk PT	472,444	44,937
	Pabrik Kertas Tjiwi Kimia Tbk PT	246,800	163,725
*	Pacific Strategic Financial Tbk PT	445,200	22,833
	Pakuwon Jati Tbk PT	6,004,200	227,893
	Pan Brothers Tbk PT	1,334,200	27,317
*	Panin Financial Tbk PT	6,821,600	129,771
	Perusahaan Gas Negara Tbk PT	1,577,700	195,537
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	119,458
*	Pool Advista Indonesia Tbk PT	107,000	1,222
	PP Persero Tbk PT	1,316,763	132,038
	PP Properti Tbk PT	6,952,600	26,921
	Puradelta Lestari Tbk PT	4,219,600	85,458
	Ramayana Lestari Sentosa Tbk PT	557,200	43,550
*	Rimo International Lestari Tbk PT	17,222,700	63,223
*	Salim Ivomas Pratama Tbk PT	1,294,900	34,890
	Sarana Menara Nusantara Tbk PT	2,832,900	174,794
*	Sariguna Primatirta Tbk PT	530,300	19,030
	Sawit Sumbermas Sarana Tbk PT	1,437,400	84,188
	Selamat Sempurna Tbk PT	538,800	54,658
	Semen Baturaja Persero Tbk PT	698,500	15,986
	Semen Indonesia Persero Tbk PT	324,600	282,784
*	Sentul City Tbk PT	9,239,100	39,147
*	Siloam International Hospitals Tbk PT	95,646	46,140
*	Sitara Propertindo Tbk PT	379,600	5,504
*	Smartfren Telecom Tbk PT	8,011,700	60,264
	Sri Rejeki Isman Tbk PT	5,584,400	89,791
	Summarecon Agung Tbk PT	2,506,300	154,861
	Surya Citra Media Tbk PT	1,423,000	148,979
*	Surya Esa Perkasa Tbk PT	1,460,200	24,906
	Surya Semesta Internusa Tbk PT	2,170,500	103,949
	Telekomunikasi Indonesia Persero Tbk PT	1,328,300	368,440
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	6,000	165,420
*	Tiga Pilar Sejahtera Food Tbk	494,100	1,140
	Timah Tbk PT	1,283,200	66,372
	Tiphone Mobile Indonesia Tbk PT	985,400	14,857
	Total Bangun Persada Tbk PT	116,600	3,482
	Tower Bersama Infrastructure Tbk PT	2,037,500	172,549
*	Trada Alam Minera Tbk PT	8,033,600	29,416
	Tunas Baru Lampung Tbk PT	1,230,000	74,965
	Unilever Indonesia Tbk PT	523,000	303,781
	United Tractors Tbk PT	551,200	770,245
*	Vale Indonesia Tbk PT	746,000	171,446
*	Visi Media Asia Tbk PT	4,307,500	15,675
	Waskita Beton Precast Tbk PT	4,441,600	84,266

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Waskita Karya Persero Tbk PT	1,374,223	$123,242
	Wijaya Karya Beton Tbk PT	1,250,300	34,958
	Wijaya Karya Persero Tbk PT	1,387,034	190,818
*	XL Axiata Tbk PT	1,891,000	399,382
TOTAL INDONESIA			20,682,320
IRELAND — (0.6%)
	AIB Group P.L.C.	225,704	661,729
	Bank of Ireland Group P.L.C.	293,702	1,430,392
	C&C Group P.L.C.	56,814	268,774
	Cairn Homes P.L.C	89,110	121,060
#	CRH P.L.C., Sponsored ADR	172,699	6,491,755
	FBD Holdings P.L.C.	9,107	87,688
	Flutter Entertainment P.L.C.	22,391	2,539,973
#	Flutter Entertainment P.L.C.	2,721	308,546
	Glanbia P.L.C.	102,414	1,193,114
	Irish Continental Group P.L.C.	44,851	232,867
	Kerry Group P.L.C., Class A	13,684	1,749,046
	Kingspan Group P.L.C.	46,564	2,871,871
*	Permanent TSB Group Holdings P.L.C.	27,099	29,728
	Smurfit Kappa Group P.L.C.	87,606	3,029,588
TOTAL IRELAND			21,016,131
ISRAEL — (0.5%)
	Adgar Investment and Development, Ltd.	12,310	29,498
#*	Afcon Holdings, Ltd.	747	31,605
*	AFI Properties, Ltd.	4,021	163,004
*	Airport City, Ltd.	24,729	434,811
*	Albaad Massuot Yitzhak, Ltd.	1,026	5,612
*	Allot, Ltd.	6,363	61,695
	Alony Hetz Properties & Investments, Ltd.	21,217	350,626
	Alrov Properties and Lodgings, Ltd.	2,314	112,612
	Amot Investments, Ltd.	44,603	324,436
	Arad, Ltd.	2,793	51,452
*	Arko Holdings, Ltd.	107,473	44,448
	Ashtrom Group, Ltd.	3,708	55,250
	Ashtrom Properties, Ltd.	8,073	51,315
	Atreyu Capital Markets, Ltd.	1	21
*	Avgol Industries 1953, Ltd.	27,468	18,841
*	Azorim-Investment Development & Construction Co., Ltd.	31,669	76,441
	Azrieli Group, Ltd.	2,640	194,560
	Bank Hapoalim BM	176,329	1,513,896
	Bank Leumi Le-Israel BM	265,196	1,906,741
	Bayside Land Corp.	288	230,449
	Bet Shemesh Engines Holdings 1997, Ltd.	1,218	49,435
*	Bezeq The Israeli Telecommunication Corp., Ltd.	110,000	84,491
	Big Shopping Centers, Ltd.	1,032	116,165
	Blue Square Real Estate, Ltd.	1,087	77,323
*	Bonus Biogroup, Ltd.	62,416	7,275
*	Brack Capital Properties NV	732	70,895
	Camtek, Ltd.	7,144	83,406
	Carasso Motors, Ltd.	7,908	37,781
*	Cellcom Israel, Ltd.	28,321	102,046
#*	Ceragon Networks, Ltd.	10,169	20,948
*	Clal Insurance Enterprises Holdings, Ltd.	13,829	175,007
	Cohen Development & Industrial Buildings, Ltd.	794	15,659
*	Compugen, Ltd.	2,509	18,134
	Danel Adir Yeoshua, Ltd.	1,378	129,501

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Delek Automotive Systems, Ltd.	11,971	$71,065
	Delek Group, Ltd.	1,477	189,414
	Delta-Galil Industries, Ltd.	8,297	217,332
	Dor Alon Energy in Israel 1988, Ltd.	1,754	45,646
	Duniec Brothers, Ltd.	333	12,712
*	El Al Israel Airlines	172,804	47,909
	Elbit Systems, Ltd.	1,672	255,318
	Elbit Systems, Ltd.	363	55,303
	Electra Consumer Products 1970, Ltd.	5,498	108,499
*	Electra Real Estate, Ltd.	4,747	27,467
	Electra, Ltd.	803	422,300
*	Energix-Renewable Energies, Ltd.	18,849	66,297
*	Enlight Renewable Energy, Ltd.	24,480	37,394
#*	Equital, Ltd.	10,355	275,961
	First International Bank Of Israel, Ltd.	13,827	386,636
	FMS Enterprises Migun, Ltd.	1,064	36,968
	Formula Systems 1985, Ltd.	6,140	444,033
#	Fox Wizel, Ltd.	4,827	229,147
	Gilat Satellite Networks, Ltd.	6,757	63,132
	Hadera Paper, Ltd.	1,993	79,016
*	Hamlet Israel-Canada, Ltd.	1,355	24,408
	Harel Insurance Investments & Financial Services, Ltd.	64,061	437,780
	Hilan, Ltd.	4,774	193,985
	IDI Insurance Co., Ltd.	1,858	62,203
	IES Holdings, Ltd.	280	16,981
*	Industrial Buildings Corp., Ltd.	60,197	170,504
	Inrom Construction Industries, Ltd.	18,124	83,569
	Israel Canada T.R, Ltd.	26,846	61,888
	Israel Chemicals, Ltd.	84,027	352,945
	Israel Discount Bank, Ltd., Class A	151,789	688,459
	Israel Land Development - Urban Renewal, Ltd.	1,155	15,724
	Isras Investment Co., Ltd.	18	4,225
	Issta Lines, Ltd.	441	8,288
*	Kamada, Ltd.	2,220	14,491
	Kenon Holdings, Ltd.	4,298	88,649
	Kerur Holdings, Ltd.	1,856	50,765
	Klil Industries, Ltd.	492	39,126
	Levinstein Properties, Ltd.	621	17,680
	Magic Software Enterprises, Ltd.	2,477	26,999
	Magic Software Enterprises, Ltd.	1,425	15,431
	Malam - Team, Ltd.	221	47,447
	Matrix IT, Ltd.	10,705	223,271
	Maytronics, Ltd.	16,769	142,998
#	Mediterranean Towers, Ltd.	17,620	54,428
	Mega Or Holdings, Ltd.	4,172	109,908
*	Mehadrin, Ltd.	233	9,001
	Meitav Dash Investments, Ltd.	8,052	31,632
	Melisron, Ltd.	3,680	241,633
	Menora Mivtachim Holdings, Ltd.	12,951	172,010
	Migdal Insurance & Financial Holdings, Ltd.	161,328	130,459
#	Mivtach Shamir Holdings, Ltd.	2,452	48,359
	Mizrahi Tefahot Bank, Ltd.	32,116	874,247
	Naphtha Israel Petroleum Corp., Ltd.	22,374	116,782
*	Nawi Brothers, Ltd.	5,014	38,944
	Neto ME Holdings, Ltd.	612	34,122
*	Nice, Ltd.	3,603	621,026
#*	Nice, Ltd., Sponsored ADR	2,783	479,511
*	Nova Measuring Instruments, Ltd.	8,929	342,514
	Oil Refineries, Ltd.	830,008	365,430

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	One Software Technologies, Ltd.	1,190	$92,582
#	OPC Energy, Ltd.	8,687	76,021
*	Partner Communications Co., Ltd.	84,067	372,729
	Paz Oil Co., Ltd.	3,361	407,649
*	Perion Network, Ltd.	2,617	20,537
	Phoenix Holdings, Ltd. (The)	43,266	237,074
	Plasson Industries, Ltd.	1,820	85,074
	Priortech, Ltd.	1,869	20,666
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,932	111,625
	Scope Metals Group, Ltd.	3,658	84,575
	Shapir Engineering and Industry, Ltd.	38,800	276,038
	Shikun & Binui, Ltd.	124,269	608,838
	Shufersal, Ltd.	36,792	229,623
	Strauss Group, Ltd.	8,386	246,173
	Summit Real Estate Holdings, Ltd.	15,262	227,726
*	Suny Cellular Communication, Ltd.	31,041	13,762
	Tadiran Holdings, Ltd.	1,079	47,044
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	59,575	619,580
*	Teva Pharmaceutical Industries, Ltd.	5,553	57,245
*	Tower Semiconductor, Ltd.	27,878	618,334
	Union Bank of Israel	5,299	31,175
	YH Dimri Construction & Development, Ltd.	757	25,346
TOTAL ISRAEL			20,684,166
ITALY — (2.1%)
*	A.S. Roma SpA	23,926	16,179
	A2A SpA	1,077,302	2,152,077
	ACEA SpA	30,050	700,789
#*	Aeffe SpA	7,486	12,674
#	Amplifon SpA	39,857	1,133,314
	Anima Holding SpA	91,871	435,476
*	Arnoldo Mondadori Editore SpA	66,336	135,957
	Ascopiave SpA	27,198	133,330
	Assicurazioni Generali SpA	113,541	2,212,422
	ASTM SpA	10,715	312,967
	Atlantia SpA	46,950	1,152,065
	Autogrill SpA	43,407	421,968
	Autostrade Meridionali SpA	137	4,389
	Avio SpA	4,330	70,630
	Azimut Holding SpA	65,988	1,618,981
	B&C Speakers SpA	836	11,764
*	Banca Carige SpA	300,788	93
	Banca Farmafactoring SpA	47,549	292,396
	Banca Generali SpA	27,309	868,094
	Banca IFIS SpA	12,519	198,500
	Banca Mediolanum SpA	45,775	412,847
#*	Banca Monte dei Paschi di Siena SpA	520	972
	Banca Popolare di Sondrio SCPA	193,581	416,903
	Banca Profilo SpA	46,449	10,600
#	Banca Sistema SpA	18,647	35,097
*	Banco BPM SpA	811,943	1,660,120
	Banco di Desio e della Brianza SpA	13,120	42,154
	BasicNet SpA	10,635	57,113
	BE SpA	35,768	51,130
#	Biesse SpA	4,465	78,544
	BPER Banca	220,484	1,012,677
	Brunello Cucinelli SpA	8,998	326,262
	Buzzi Unicem SpA	22,520	525,919
	Cairo Communication SpA	49,425	130,394

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Carel Industries SpA	4,807	$62,349
#	Carraro SpA	13,914	28,245
	Cementir Holding NV	15,517	110,150
	Cerved Group SpA	77,970	764,282
	CIR-Compagnie Industriali Riunite SpA	142,456	175,577
#	CNH Industrial NV	156,507	1,490,728
	Credito Emiliano SpA	44,439	233,885
*	Credito Valtellinese SpA	3,091,189	216,290
#*	d'Amico International Shipping SA	86,295	12,353
	Danieli & C Officine Meccaniche SpA	7,008	114,834
	Datalogic SpA	5,973	103,470
#	Davide Campari-Milano SpA	85,368	825,165
	De' Longhi SpA	15,416	290,485
	DeA Capital SpA	39,122	61,871
#	DiaSorin SpA	6,986	858,906
	doValue SpA	8,322	108,878
	El.En. SpA	1,301	40,979
*	Elica SpA	3,965	14,662
	Emak SpA	23,116	21,177
	Enav SpA	28,992	187,206
	Enel SpA	1,025,364	8,937,397
	Eni SpA	410,277	5,746,986
#	Eni SpA, Sponsored ADR	768	21,496
	ERG SpA	26,376	623,346
	Esprinet SpA	20,598	106,878
*	Eurotech SpA	8,670	72,886
	Falck Renewables SpA	80,255	522,152
	Ferrari NV	11,140	1,879,928
#	Ferrari NV	2,500	422,050
	Fiat Chrysler Automobiles NV	409,465	5,334,189
	Fiera Milano SpA	6,588	40,080
#*	Fincantieri SpA	173,288	157,333
	FinecoBank Banca Fineco SpA	152,217	1,781,029
	FNM SpA	63,935	52,356
#	Freni Brembo SpA	88,127	1,007,980
*	GEDI Gruppo Editoriale SpA	57,585	29,132
	Gefran SpA	1,857	13,041
#	Geox SpA	27,658	32,839
	Gruppo MutuiOnline SpA	9,721	216,829
	Hera SpA	346,619	1,576,561
	Illimity Bank SpA	23,092	236,025
	IMA Industria Macchine Automatiche SpA	5,947	388,069
*	IMMSI SpA	140,327	75,712
*	Intek Group SpA	29,824	9,890
	Interpump Group SpA	20,581	580,330
	Intesa Sanpaolo SpA	1,017,791	2,527,699
	Iren SpA	239,551	799,033
	Italgas SpA	180,150	1,197,496
	Italmobiliare SpA	5,502	153,072
	IVS Group SA	1,731	17,727
*	Juventus Football Club SpA	165,578	208,634
#	La Doria SpA	8,722	85,696
	Leonardo SpA	88,508	1,087,408
#	Maire Tecnimont SpA	50,309	129,747
	MARR SpA	12,044	257,712
	Massimo Zanetti Beverage Group SpA	5,007	32,551
#*	Mediaset SpA	275,017	726,287
	Mediobanca Banca di Credito Finanziario SpA	196,952	1,964,713
#	Moncler SpA	48,475	2,086,475

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	OVS SpA	130,296	$247,974
	Piaggio & C SpA	139,816	382,065
#	Pirelli & C SpA	122,285	592,240
	Poste Italiane SpA	86,354	989,188
#	Prima Industrie SpA	1,946	34,057
#	Prysmian SpA	11,124	246,754
	RAI Way SpA	37,554	244,897
	Recordati SpA	21,696	928,385
	Reno de Medici SpA	85,220	71,705
	Reply SpA	5,731	449,750
#	Retelit SpA	27,814	45,565
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	58,957
	Sabaf SpA	2,401	35,246
	SAES Getters SpA	705	22,601
#*	Safilo Group SpA	10,593	12,009
#*	Saipem SpA	192,212	796,841
#*	Salini Impregilo SpA	76,708	124,223
	Salvatore Ferragamo SpA	16,560	305,530
	Saras SpA	442,774	594,140
#	Servizi Italia SpA	2,987	9,246
	Sesa SpA	2,079	116,772
	Snam SpA	223,748	1,199,213
	Societa Cattolica di Assicurazioni SC	78,613	621,663
#*	Sogefi SpA	29,462	41,890
	SOL SpA	12,728	138,224
	Tamburi Investment Partners SpA	25,553	192,630
	Technogym SpA	32,033	397,896
*	Telecom Italia SpA	3,660,381	1,965,274
*	Telecom Italia SpA, Sponsored ADR	8,643	45,376
	Tenaris SA	46,891	484,599
	Terna Rete Elettrica Nazionale SpA	219,674	1,532,508
	Tinexta S.p.A.	6,776	81,141
	Tod's SpA	2,352	95,081
	TXT e-solutions SpA	1,853	18,499
#	UniCredit SpA	152,840	2,041,530
	Unieuro SpA	3,863	53,716
#	Unione di Banche Italiane SpA	451,016	1,349,822
	Unipol Gruppo SpA	199,978	1,018,211
	UnipolSai Assicurazioni SpA	298,323	798,780
	Zignago Vetro SpA	7,898	118,075
TOTAL ITALY			82,007,326
JAPAN — (16.8%)
	77 Bank, Ltd. (The)	25,900	392,437
	A&A Material Corp.	1,900	26,479
	A&D Co., Ltd.	11,800	97,720
	ABC-Mart, Inc.	3,400	218,129
	Abist Co., Ltd.	1,200	28,156
	Achilles Corp.	6,100	96,665
	Acom Co., Ltd.	22,800	106,798
#	AD Works Co., Ltd.	139,100	35,725
	Adastria Co., Ltd.	15,900	312,368
	ADEKA Corp.	37,900	547,713
	Ad-sol Nissin Corp.	1,600	33,928
	Adtec Plasma Technology Co., Ltd.	2,800	45,574
	Advan Co., Ltd.	6,600	77,607
	Advance Create Co., Ltd.	1,800	30,360
	Advanex, Inc.	700	10,872
	Advantage Risk Management Co., Ltd.	2,200	17,755

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Advantest Corp.	25,000	$1,304,269
#	Adventure, Inc.	600	19,436
	Aeon Co., Ltd.	95,824	1,959,934
	Aeon Delight Co., Ltd.	9,500	325,963
	Aeon Fantasy Co., Ltd.	5,400	115,086
	AEON Financial Service Co., Ltd.	46,000	718,637
#	Aeon Hokkaido Corp.	11,200	81,714
	Aeon Mall Co., Ltd.	17,800	295,770
	Aeria, Inc.	8,000	59,119
	AFC-HD AMS Life Science Co., Ltd.	2,000	12,598
	AGC, Inc.	75,900	2,558,462
#	Agro-Kanesho Co., Ltd.	1,800	23,896
	Ahresty Corp.	9,600	45,623
	Ai Holdings Corp.	12,800	217,661
	Aica Kogyo Co., Ltd.	13,800	430,784
	Aichi Bank, Ltd. (The)	3,700	113,872
	Aichi Corp.	17,400	113,901
	Aichi Steel Corp.	4,600	146,965
	Aichi Tokei Denki Co., Ltd.	1,200	47,561
	Aida Engineering, Ltd.	23,300	186,770
*	Aiful Corp.	145,800	395,529
	Aigan Co., Ltd.	4,500	10,359
	Ain Holdings, Inc.	13,500	825,199
	Ainavo Holdings Co., Ltd.	800	7,224
	Aiphone Co., Ltd.	4,500	69,710
	Air Water, Inc.	64,700	888,662
	Airport Facilities Co., Ltd.	10,500	52,702
	Airtech Japan, Ltd.	1,900	22,930
	Aisan Industry Co., Ltd.	22,700	146,293
	Aisin Seiki Co., Ltd.	52,700	1,754,384
	Aizawa Securities Co., Ltd.	12,600	84,880
	Ajinomoto Co., Inc.	35,000	576,445
	Ajis Co., Ltd.	2,100	59,115
	Akatsuki Corp.	4,600	15,257
#	Akatsuki, Inc.	1,300	59,322
*	Akebono Brake Industry Co., Ltd.	65,300	133,172
	Akita Bank, Ltd. (The)	7,100	129,441
	Albis Co., Ltd.	2,500	50,367
	Alconix Corp.	11,500	140,282
	Alfresa Holdings Corp.	20,300	407,872
	Alinco, Inc.	8,800	95,851
#	Alleanza Holdings Co., Ltd.	4,100	36,830
	Alpen Co., Ltd.	7,200	107,949
	Alpha Corp.	3,000	35,205
	Alpha Systems, Inc.	2,400	61,849
	Alps Alpine Co., Ltd.	56,144	1,007,944
	Alps Logistics Co., Ltd.	1,900	14,245
	Altech Corp.	6,710	110,519
	Amada Holdings Co., Ltd.	42,500	442,631
	Amano Corp.	13,800	398,530
	Amiyaki Tei Co., Ltd.	1,600	51,527
	Amuse, Inc.	200	5,149
	ANA Holdings, Inc.	4,900	153,048
	Anabuki Kosan, Inc.	1,000	15,579
	Anest Iwata Corp.	8,600	78,237
	AOI Electronics Co., Ltd.	1,300	32,324
	AOI TYO Holdings, Inc.	7,040	44,168
	AOKI Holdings, Inc.	16,400	160,002
	Aomori Bank, Ltd. (The)	7,800	191,701

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aoyama Trading Co., Ltd.	20,400	$261,523
#	Aoyama Zaisan Networks Co., Ltd.	2,000	28,131
	Aozora Bank, Ltd.	36,400	980,829
	Apaman Co., Ltd.	3,200	23,867
	Arakawa Chemical Industries, Ltd.	7,600	105,046
	Arata Corp.	4,000	165,448
	Araya Industrial Co., Ltd.	2,300	30,261
	Arcland Sakamoto Co., Ltd.	12,700	139,644
	Arcland Service Holdings Co., Ltd.	4,000	72,425
	Arcs Co., Ltd.	17,800	313,177
	Arealink Co., Ltd.	5,300	56,827
	Argo Graphics, Inc.	3,400	106,926
	Ariake Japan Co., Ltd.	3,300	225,549
	Arisawa Manufacturing Co., Ltd.	14,200	127,239
#*	Arrk Corp.	23,700	20,055
	Artnature, Inc.	9,700	69,393
	ArtSpark Holdings, Inc.	4,000	25,972
	As One Corp.	1,700	154,056
	Asahi Broadcasting Group Holdings Corp.	3,600	24,663
	Asahi Co., Ltd.	6,500	78,166
	Asahi Diamond Industrial Co., Ltd.	21,400	117,045
	Asahi Group Holdings, Ltd.	31,400	1,455,641
	Asahi Holdings, Inc.	18,100	454,483
	Asahi Intecc Co., Ltd.	26,200	721,879
	Asahi Kasei Corp.	203,000	2,076,354
	Asahi Kogyosha Co., Ltd.	1,900	58,981
	Asahi Net, Inc.	3,700	23,593
	Asahi Yukizai Corp.	5,500	84,951
	Asante, Inc.	1,900	34,475
	Asanuma Corp.	4,000	171,673
	Ashimori Industry Co., Ltd.	1,900	23,623
	Asia Pile Holdings Corp.	14,000	70,035
#	Asics Corp.	19,500	284,883
	ASKA Pharmaceutical Co., Ltd.	11,900	133,799
	ASKUL Corp.	3,500	114,307
	Astellas Pharma, Inc.	139,800	2,470,283
#	Asti Corp.	1,300	22,475
	Asukanet Co., Ltd.	1,500	19,719
	Ateam, Inc.	5,600	47,491
#	Atom Corp.	28,800	269,819
*	Atrae, Inc.	1,900	62,883
	Atsugi Co., Ltd.	9,100	66,013
	Aucnet, Inc.	2,400	26,262
	Autobacs Seven Co., Ltd.	17,500	255,012
	Aval Data Corp.	500	11,224
	Avant Corp.	5,000	46,078
	Avantia Co., Ltd.	4,700	43,093
	Avex, Inc.	17,500	194,509
	Awa Bank, Ltd. (The)	15,500	340,853
*	Axell Corp.	2,300	17,341
	Axial Retailing, Inc.	8,500	286,072
	Azbil Corp.	14,400	388,320
	Bandai Namco Holdings, Inc.	20,300	1,179,602
	Bando Chemical Industries, Ltd.	14,200	105,748
	Bank of Iwate, Ltd. (The)	7,000	170,049
	Bank of Kochi, Ltd. (The)	4,100	30,975
	Bank of Kyoto, Ltd. (The)	14,100	563,517
	Bank of Nagoya, Ltd. (The)	5,100	148,431
	Bank of Okinawa, Ltd. (The)	8,900	283,315

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bank of Saga, Ltd. (The)	6,800	$96,320
	Bank of the Ryukyus, Ltd.	19,100	183,387
#	Bank of Toyama, Ltd. (The)	300	6,028
	Baroque Japan, Ltd.	9,000	86,390
	BayCurrent Consulting, Inc.	9,600	670,287
	Belc Co., Ltd.	5,500	293,353
	Bell System24 Holdings, Inc.	20,200	283,205
	Belluna Co., Ltd.	24,700	140,343
	Benefit One, Inc.	19,400	339,144
	Benesse Holdings, Inc.	4,500	123,614
	BeNEXT Group, Inc.	6,200	63,423
*	Bengo4.com, Inc.	1,600	67,826
	Bic Camera, Inc.	35,800	388,194
	Biofermin Pharmaceutical Co., Ltd.	2,500	55,001
	B-Lot Co., Ltd.	1,100	17,000
	BML, Inc.	9,500	269,033
#	Bookoff Group Holdings, Ltd.	3,100	27,672
	BP Castrol K.K.	2,900	38,073
	Br Holdings Corp.	10,200	44,793
	Bridgestone Corp.	87,400	3,095,622
	Broadleaf Co., Ltd.	26,400	145,905
	BRONCO BILLY Co., Ltd.	4,200	99,137
	Brother Industries, Ltd.	62,300	1,203,160
	Bunka Shutter Co., Ltd.	24,700	197,450
	C Uyemura & Co., Ltd.	400	27,879
	CAC Holdings Corp.	5,100	66,098
	Calbee, Inc.	11,400	372,786
	Can Do Co., Ltd.	5,700	84,754
	Canare Electric Co., Ltd.	700	11,803
	Canon Electronics, Inc.	8,800	167,029
	Canon Marketing Japan, Inc.	8,600	204,980
	Canon, Inc., Sponsored ADR	1,500	39,255
	Canon, Inc.	53,600	1,405,623
	Capcom Co., Ltd.	34,800	984,641
	Career Design Center Co., Ltd.	1,000	11,937
#*	CareerIndex, Inc.	1,500	5,043
	Carlit Holdings Co., Ltd.	8,400	43,862
	Casio Computer Co., Ltd.	37,000	685,809
	Cawachi, Ltd.	7,300	142,308
	CDS Co., Ltd.	1,800	24,118
#	Central Automotive Products, Ltd.	3,900	94,720
	Central Glass Co., Ltd.	17,100	371,582
	Central Japan Railway Co.	6,400	1,256,202
	Central Security Patrols Co., Ltd.	1,100	60,065
	Central Sports Co., Ltd.	3,600	101,328
	Charm Care Corp. KK	3,200	25,628
	Chiba Bank, Ltd. (The)	95,100	515,687
	Chiba Kogyo Bank, Ltd. (The)	23,500	75,182
	Chikaranomoto Holdings Co., Ltd.	1,600	14,567
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	5,700	67,157
	CHIMNEY Co., Ltd.	1,200	25,551
	Chino Corp.	3,100	40,413
	Chiyoda Co., Ltd.	7,300	98,094
	Chiyoda Integre Co., Ltd.	5,600	104,584
	Chofu Seisakusho Co., Ltd.	8,000	169,789
	Chori Co., Ltd.	5,000	98,054
	Chubu Electric Power Co., Inc.	34,900	473,966
	Chubu Shiryo Co., Ltd.	9,300	143,773
	Chudenko Corp.	13,400	309,645

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chuetsu Pulp & Paper Co., Ltd.	4,200	$59,231
	Chugai Pharmaceutical Co., Ltd.	2,500	256,072
	Chugai Ro Co., Ltd.	2,300	36,173
	Chugoku Bank, Ltd. (The)	52,000	492,924
	Chugoku Electric Power Co., Inc. (The)	37,000	488,333
	Chugoku Marine Paints, Ltd.	22,700	210,976
	Chukyo Bank, Ltd. (The)	5,000	102,209
	Chuo Spring Co., Ltd.	1,100	30,526
	CI Takiron Corp.	15,000	94,261
	Citizen Watch Co., Ltd.	137,200	663,283
	CKD Corp.	12,200	193,066
	CK-San-Etsu Co., Ltd.	2,200	66,570
	Cleanup Corp.	10,500	64,676
	CMIC Holdings Co., Ltd.	8,000	125,825
	CMK Corp.	19,000	89,636
	Coca-Cola Bottlers Japan Holdings, Inc.	19,150	504,045
	cocokara fine, Inc.	5,300	326,370
	Coco's Japan Co., Ltd.	3,100	43,947
	Colowide Co., Ltd.	18,900	383,224
	Computer Engineering & Consulting, Ltd.	8,400	157,214
	COMSYS Holdings Corp.	12,105	350,184
	Comture Corp.	7,800	151,634
	Concordia Financial Group, Ltd.	139,117	524,413
	CONEXIO Corp.	10,700	155,956
	Core Corp.	1,800	22,861
	Corona Corp.	7,100	66,611
	Cosel Co., Ltd.	9,900	102,175
	Cosmo Energy Holdings Co., Ltd.	31,300	603,730
	Cosmos Initia Co., Ltd.	5,600	39,241
	Cosmos Pharmaceutical Corp.	2,600	571,013
	Cota Co., Ltd.	1,573	21,870
	Create Medic Co., Ltd.	3,600	35,639
	Create Restaurants Holdings, Inc.	13,200	275,073
	Create SD Holdings Co., Ltd.	12,000	298,508
	Credit Saison Co., Ltd.	41,400	664,097
	Creek & River Co., Ltd.	4,300	40,181
	Cresco, Ltd.	3,000	50,888
	CTI Engineering Co., Ltd.	4,900	108,189
	CTS Co., Ltd.	8,900	56,549
	CyberAgent, Inc.	16,500	657,513
	Cybozu, Inc.	7,100	124,092
	Dai Nippon Printing Co., Ltd.	33,400	920,990
	Dai Nippon Toryo Co., Ltd.	10,500	107,691
	Daibiru Corp.	14,200	174,793
	Daicel Corp.	102,700	972,189
	Dai-Dan Co., Ltd.	5,800	140,610
	Daido Kogyo Co., Ltd.	4,700	33,821
	Daido Metal Co., Ltd.	22,400	138,643
	Daido Steel Co., Ltd.	12,800	489,475
	Daidoh, Ltd.	10,800	27,344
	Daifuku Co., Ltd.	13,700	824,889
	Daihatsu Diesel Manufacturing Co., Ltd.	7,700	45,080
	Daihen Corp.	7,800	243,454
	Daiho Corp.	7,800	193,796
	Dai-Ichi Cutter Kogyo K.K.	2,500	40,317
	Daiichi Jitsugyo Co., Ltd.	3,600	114,498
	Daiichi Kensetsu Corp.	1,600	26,446
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	11,900	100,291
	Dai-ichi Life Holdings, Inc.	87,400	1,297,120

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichi Sankyo Co., Ltd.	4,900	$331,128
	Dai-ichi Seiko Co., Ltd.	3,400	74,754
	Daiichikosho Co., Ltd.	12,000	582,929
	Daiken Corp.	5,500	93,986
	Daiken Medical Co., Ltd.	4,500	29,571
	Daiki Aluminium Industry Co., Ltd.	18,800	117,270
#	Daiki Axis Co., Ltd.	3,000	23,441
	Daikin Industries, Ltd.	11,100	1,564,072
	Daikoku Denki Co., Ltd.	3,000	44,090
	Daikokutenbussan Co., Ltd.	4,200	137,131
	Daikyonishikawa Corp.	26,800	182,936
	Dainichi Co., Ltd.	4,700	29,693
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,500	146,074
	Daio Paper Corp.	32,500	426,649
	Daiohs Corp.	1,300	16,103
	Daiseki Co., Ltd.	6,600	177,245
	Daiseki Eco. Solution Co., Ltd.	1,200	11,760
	Daishi Hokuetsu Financial Group, Inc.	16,850	414,909
#	Daishinku Corp.	2,600	41,033
	Daisue Construction Co., Ltd.	5,300	47,277
	Daito Bank, Ltd. (The)	4,300	24,608
	Daito Pharmaceutical Co., Ltd.	7,350	236,624
	Daito Trust Construction Co., Ltd.	10,700	1,260,423
	Daitron Co., Ltd.	3,300	51,032
	Daiwa House Industry Co., Ltd.	101,700	3,201,760
	Daiwa Industries, Ltd.	14,600	153,858
	Daiwa Securities Group, Inc.	248,000	1,254,203
	Daiwabo Holdings Co., Ltd.	10,500	584,556
#	DCM Holdings Co., Ltd.	49,200	470,147
	DD Holdings Co., Ltd.	2,400	36,075
*	DDS, Inc.	4,500	12,875
#	Dear Life Co., Ltd.	11,300	60,278
#	Demae-Can Co., Ltd.	6,100	57,108
	DeNA Co., Ltd.	32,600	536,137
	Denka Co., Ltd.	36,500	986,030
	Denki Kogyo Co., Ltd.	4,700	157,836
#	Densan System Co., Ltd.	3,700	100,684
	Denso Corp.	26,200	1,074,780
	Dentsu Group, Inc.	23,200	768,825
	Denyo Co., Ltd.	7,300	138,633
	Descente, Ltd.	5,600	90,971
	Dexerials Corp.	36,300	308,788
	DIC Corp.	38,800	1,017,133
	Digital Arts, Inc.	3,400	157,745
	Digital Garage, Inc.	1,700	61,991
	Digital Hearts Holdings Co., Ltd.	4,100	34,158
#	Dip Corp.	10,400	331,066
	Disco Corp.	3,500	806,201
#	DKK-Toa Corp.	1,900	16,580
#	DKS Co., Ltd.	5,600	243,812
	DMG Mori Co., Ltd.	40,100	552,391
	Doshisha Co., Ltd.	10,000	154,039
	Double Standard, Inc.	600	22,963
	Doutor Nichires Holdings Co., Ltd.	8,600	162,540
	Dowa Holdings Co., Ltd.	26,500	953,228
*	Drecom Co., Ltd.	2,000	13,595
	DTS Corp.	18,600	431,075
	Duskin Co., Ltd.	8,300	228,697
	Dvx, Inc.	3,100	25,016

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DyDo Group Holdings, Inc.	4,600	$173,011
	Dynic Corp.	3,300	23,558
	Eagle Industry Co., Ltd.	17,000	151,181
	Earth Corp.	3,400	181,678
	East Japan Railway Co.	12,900	1,135,865
	Ebara Corp.	21,600	595,771
	Ebara Foods Industry, Inc.	2,300	46,166
	Ebara Jitsugyo Co., Ltd.	2,800	57,245
	Ebase Co., Ltd.	3,200	42,073
*	eBook Initiative Japan Co., Ltd.	800	12,750
	Eco's Co., Ltd.	5,400	83,303
#	EDION Corp.	39,800	411,449
	EF-ON, Inc.	9,860	68,354
	eGuarantee, Inc.	6,800	82,198
	E-Guardian, Inc.	3,400	55,071
	Ehime Bank, Ltd. (The)	13,800	141,651
	Eidai Co., Ltd.	11,700	37,057
	Eiken Chemical Co., Ltd.	7,200	143,047
	Eisai Co., Ltd.	1,500	113,042
	Eizo Corp.	5,400	176,272
	Elan Corp.	3,600	55,496
	Elecom Co., Ltd.	5,000	201,589
	Electric Power Development Co., Ltd.	7,600	171,390
	Elematec Corp.	6,600	74,158
	EM Systems Co., Ltd.	11,200	93,030
	Endo Lighting Corp.	5,800	36,991
#	Enigmo, Inc.	6,600	52,724
	en-japan, Inc.	9,000	357,566
	Enomoto Co., Ltd.	2,000	21,913
	Enplas Corp.	2,100	56,377
#	Enshu, Ltd.	3,500	39,810
	Ensuiko Sugar Refining Co., Ltd.	9,000	19,017
	Entrust, Inc.	2,100	14,208
	EPS Holdings, Inc.	16,000	190,561
	eRex Co., Ltd.	9,500	144,205
	ES-Con Japan, Ltd.	27,000	231,367
	ESCRIT, Inc.	4,800	33,732
#	Escrow Agent Japan, Inc.	7,800	15,068
	Eslead Corp.	3,700	67,971
	ESPEC Corp.	4,400	89,082
	Excel Co., Ltd.	3,900	57,100
	Exedy Corp.	13,000	269,017
	Ezaki Glico Co., Ltd.	6,200	264,558
	F&M Co., Ltd.	1,700	19,648
	F@N Communications, Inc.	33,500	135,891
#	Faith, Inc.	4,000	28,489
	FALCO HOLDINGS Co., Ltd.	2,100	39,821
	FamilyMart Co., Ltd.	12,040	263,317
	Fancl Corp.	9,300	242,781
	FANUC Corp.	2,700	491,751
	Fast Retailing Co., Ltd.	5,500	2,958,318
	FCC Co., Ltd.	22,600	456,884
*	FDK Corp.	3,899	32,405
	Feed One Co., Ltd.	53,900	88,691
	Fenwal Controls of Japan, Ltd.	700	9,525
#	Ferrotec Holdings Corp.	22,900	168,171
#*	FFRI, Inc.	800	19,341
	FIDEA Holdings Co., Ltd.	73,900	82,165
	Fields Corp.	6,800	34,674

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Financial Products Group Co., Ltd.	22,500	$210,328
	FINDEX, Inc.	5,100	52,834
	First Bank of Toyama, Ltd. (The)	8,100	22,811
#	First Brothers Co., Ltd.	3,900	43,152
	First Juken Co., Ltd.	2,800	31,726
	First-corp, Inc.	1,100	5,834
#	Fixstars Corp.	4,500	61,454
#	FJ Next Co., Ltd.	5,400	60,226
	Forval Corp.	1,400	14,638
	Foster Electric Co., Ltd.	14,100	209,543
	FP Corp.	9,600	582,375
	France Bed Holdings Co., Ltd.	7,200	62,800
	Freebit Co., Ltd.	6,000	46,090
#	Freund Corp.	4,300	29,440
	F-Tech, Inc.	10,000	69,405
	FTGroup Co., Ltd.	6,700	91,829
	Fudo Tetra Corp.	9,450	142,648
	Fuji Co., Ltd.	8,600	144,197
	Fuji Corp.	28,500	447,924
	Fuji Corp.	3,600	68,678
	Fuji Corp., Ltd.	11,800	72,432
	Fuji Die Co., Ltd.	2,300	15,407
	Fuji Electric Co., Ltd.	26,600	778,901
	Fuji Kyuko Co., Ltd.	6,800	238,394
	Fuji Media Holdings, Inc.	15,500	210,747
	Fuji Oil Co., Ltd.	28,400	58,580
	Fuji Oil Holdings, Inc.	9,100	235,857
	Fuji Pharma Co., Ltd.	4,000	50,346
	Fuji Seal International, Inc.	18,400	385,358
	Fuji Soft, Inc.	1,700	68,138
	Fujibo Holdings, Inc.	4,500	146,358
	Fujicco Co., Ltd.	5,700	100,230
	FUJIFILM Holdings Corp.	14,200	705,236
	Fujikura Composites, Inc.	8,600	34,552
	Fujikura Kasei Co., Ltd.	10,400	51,256
	Fujikura, Ltd.	193,600	709,583
	Fujimak Corp.	1,400	10,864
	Fujimori Kogyo Co., Ltd.	8,100	248,783
#	Fujio Food System Co., Ltd.	3,600	57,896
#	Fujisash Co., Ltd.	35,600	29,600
	Fujishoji Co., Ltd.	3,200	28,885
	Fujita Kanko, Inc.	4,700	113,639
	Fujitec Co., Ltd.	16,000	260,617
	Fujitsu Frontech, Ltd.	4,400	54,196
	Fujitsu General, Ltd.	25,200	563,383
	Fujitsu, Ltd.	27,200	2,875,929
	Fujiya Co., Ltd.	2,100	42,077
	FuKoKu Co., Ltd.	6,200	40,955
	Fukuda Corp.	2,600	115,135
	Fukuda Denshi Co., Ltd.	700	47,476
	Fukui Bank, Ltd. (The)	9,900	149,467
	Fukui Computer Holdings, Inc.	2,100	63,942
	Fukuoka Financial Group, Inc.	52,832	915,544
#	Fukushima Bank, Ltd. (The)	11,300	24,218
	Fukushima Galilei Co., Ltd.	6,600	236,470
	Fukuyama Transporting Co., Ltd.	12,200	405,485
	FULLCAST Holdings Co., Ltd.	6,400	135,259
	Fumakilla, Ltd.	1,200	14,078
*	Funai Electric Co., Ltd.	8,500	50,551

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Funai Soken Holdings, Inc.	8,970	$225,551
	Furukawa Battery Co., Ltd. (The)	7,900	53,286
	Furukawa Co., Ltd.	12,800	153,917
	Furukawa Electric Co., Ltd.	35,100	815,002
	Furuno Electric Co., Ltd.	10,200	100,116
	Furusato Industries, Ltd.	4,200	65,056
	Furuya Metal Co., Ltd.	800	43,128
	Furyu Corp.	8,200	87,342
	Fuso Chemical Co., Ltd.	8,900	250,334
	Fuso Pharmaceutical Industries, Ltd.	3,400	60,392
	Futaba Corp.	14,100	165,590
	Futaba Industrial Co., Ltd.	35,800	215,100
	Future Corp.	10,500	181,956
	Fuyo General Lease Co., Ltd.	12,000	748,486
	G-7 Holdings, Inc.	8,200	185,659
	Gakken Holdings Co., Ltd.	1,100	72,704
#	Gakkyusha Co., Ltd.	3,000	39,471
	GCA Corp.	5,600	47,338
	Gecoss Corp.	7,000	68,329
	Genki Sushi Co., Ltd.	2,000	53,558
	Genky DrugStores Co., Ltd.	4,200	76,003
	Geo Holdings Corp.	19,600	222,772
	Geostr Corp.	7,300	30,606
#	Gfoot Co., Ltd.	4,800	27,377
	Giken, Ltd.	5,700	250,214
	GL Sciences, Inc.	3,700	54,018
	GLOBERIDE, Inc.	6,000	128,281
	Glory, Ltd.	16,100	459,226
	Glosel Co., Ltd.	7,000	29,155
	GMO Cloud K.K.	1,300	29,406
	GMO Financial Holdings, Inc.	7,700	40,141
	GMO internet, Inc.	22,600	433,235
	GMO Payment Gateway, Inc.	5,800	372,959
#	GMO Pepabo, Inc.	500	10,010
	Godo Steel, Ltd.	4,200	108,885
	Gokurakuyu Holdings Co., Ltd.	8,800	37,298
	Goldcrest Co., Ltd.	8,900	152,993
#	Goldwin, Inc.	5,200	315,522
	Golf Digest Online, Inc.	6,700	39,470
	Good Com Asset Co., Ltd.	1,400	29,169
	Grandy House Corp.	4,200	18,960
	Greens Co., Ltd.	2,500	22,118
	GS Yuasa Corp.	33,800	666,892
	GSI Creos Corp.	1,800	20,745
	G-Tekt Corp.	11,700	168,013
	Gun-Ei Chemical Industry Co., Ltd.	1,800	39,740
*	GungHo Online Entertainment, Inc.	9,940	180,831
	Gunma Bank, Ltd. (The)	146,400	470,583
#*	Gunosy, Inc.	4,100	45,139
	Gunze, Ltd.	6,000	239,229
	Gurunavi, Inc.	19,800	160,842
	H2O Retailing Corp.	41,900	379,811
	HABA Laboratories, Inc.	900	61,217
	Hachijuni Bank, Ltd. (The)	98,900	377,752
	Hagihara Industries, Inc.	4,900	71,471
	Hagiwara Electric Holdings Co., Ltd.	3,300	76,489
	Hakudo Co., Ltd.	4,400	58,815
	Hakuhodo DY Holdings, Inc.	32,400	459,077
	Hakuto Co., Ltd.	6,400	74,256

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Hakuyosha Co., Ltd.	800	$20,726
	Halows Co., Ltd.	3,100	77,529
	Hamakyorex Co., Ltd.	9,700	291,728
	Hamamatsu Photonics KK	4,300	181,809
	Hamee Corp.	1,400	18,997
#	Handsman Co., Ltd.	800	10,029
	Hankyu Hanshin Holdings, Inc.	33,400	1,355,109
	Hanwa Co., Ltd.	15,800	381,037
	Happinet Corp.	7,100	85,409
	Harada Industry Co., Ltd.	4,800	42,856
	Hard Off Corp. Co., Ltd.	6,400	48,183
	Harima Chemicals Group, Inc.	6,100	64,510
#	Harmonic Drive Systems, Inc.	5,400	240,281
	Haruyama Holdings, Inc.	2,000	15,826
	Haseko Corp.	133,700	1,743,173
	Havix Corp.	900	6,186
	Hayashikane Sangyo Co., Ltd.	2,900	18,304
	Hazama Ando Corp.	117,200	958,968
	Heiwa Corp.	22,700	469,199
	Heiwa Real Estate Co., Ltd.	12,900	380,179
	Heiwado Co., Ltd.	14,000	244,613
	Helios Techno Holding Co., Ltd.	11,800	46,733
	Hibino Corp.	2,500	53,971
	Hibiya Engineering, Ltd.	7,600	133,244
	Hiday Hidaka Corp.	6,381	115,451
	Hikari Tsushin, Inc.	2,900	712,831
	HI-LEX Corp.	7,700	123,676
	Hino Motors, Ltd.	90,900	851,183
	Hinokiya Group Co., Ltd.	2,400	44,553
	Hioki EE Corp.	2,000	71,110
	Hirakawa Hewtech Corp.	4,000	51,500
#*	Hiramatsu, Inc.	14,800	37,080
	Hirano Tecseed Co., Ltd.	5,000	75,358
	Hirata Corp.	2,100	121,367
	Hirose Electric Co., Ltd.	1,755	217,671
#	Hirose Tusyo, Inc.	1,900	31,080
	Hiroshima Bank, Ltd. (The)	110,400	495,667
	Hiroshima Gas Co., Ltd.	9,300	30,238
	HIS Co., Ltd.	13,400	307,851
	Hisaka Works, Ltd.	8,600	71,073
	Hisamitsu Pharmaceutical Co., Inc.	2,100	106,196
	Hitachi Capital Corp.	38,300	1,036,692
	Hitachi Chemical Co., Ltd.	8,400	351,651
	Hitachi Construction Machinery Co., Ltd.	31,300	838,776
	Hitachi High-Technologies Corp.	6,500	464,750
	Hitachi Metals, Ltd.	37,300	573,279
	Hitachi Transport System, Ltd.	19,000	545,449
	Hitachi Zosen Corp.	67,900	254,745
	Hitachi, Ltd.	104,400	3,976,334
	Hito Communications Holdings, Inc.	2,200	36,175
	Hochiki Corp.	6,500	90,451
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	1,000	7,923
	Hodogaya Chemical Co., Ltd.	2,500	84,724
	Hogy Medical Co., Ltd.	1,000	34,289
	Hokkaido Coca-Cola Bottling Co., Ltd.	700	24,911
	Hokkaido Electric Power Co., Inc.	57,300	268,726
	Hokkaido Gas Co., Ltd.	4,700	70,299
	Hokkan Holdings, Ltd.	5,200	92,428
	Hokko Chemical Industry Co., Ltd.	8,500	47,969

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokkoku Bank, Ltd. (The)	9,400	$275,179
	Hokuetsu Corp.	57,300	264,134
	Hokuetsu Industries Co., Ltd.	11,900	137,740
	Hokuhoku Financial Group, Inc.	53,000	508,047
	Hokuriku Electric Industry Co., Ltd.	3,300	36,868
*	Hokuriku Electric Power Co.	42,000	312,436
	Hokuriku Electrical Construction Co., Ltd.	5,000	51,221
	Hokuto Corp.	6,400	113,313
#	Honda Motor Co., Ltd., Sponsored ADR	10,600	271,360
	Honda Motor Co., Ltd.	259,300	6,631,697
	Honda Tsushin Kogyo Co., Ltd.	6,800	33,453
	H-One Co., Ltd.	10,500	68,804
	Honeys Holdings Co., Ltd.	6,900	86,373
	Honshu Chemical Industry Co., Ltd.	1,800	19,776
	Hoosiers Holdings	18,200	114,743
	Horiba, Ltd.	9,400	581,427
	Hoshizaki Corp.	2,200	202,382
	Hosiden Corp.	22,400	245,521
	Hosokawa Micron Corp.	4,300	197,265
	Hotland Co., Ltd.	2,600	30,626
	House Foods Group, Inc.	9,300	294,882
#	Howa Machinery, Ltd.	5,400	42,510
	Hoya Corp.	35,500	3,397,542
#	HUB Co., Ltd.	900	8,294
	Hulic Co., Ltd.	19,495	236,369
	Hyakugo Bank, Ltd. (The)	90,500	271,083
	Hyakujushi Bank, Ltd. (The)	10,100	181,616
	I K K, Inc.	5,600	37,178
	Ibiden Co., Ltd.	33,300	767,035
	IBJ, Inc.	4,700	53,593
	Ichibanya Co., Ltd.	3,398	177,513
	Ichigo, Inc.	137,900	517,406
	Ichiken Co., Ltd.	3,100	50,240
	Ichikoh Industries, Ltd.	23,000	143,088
	Ichimasa Kamaboko Co., Ltd.	3,500	31,351
	Ichinen Holdings Co., Ltd.	12,700	175,642
	Ichiyoshi Securities Co., Ltd.	23,500	130,551
	Icom, Inc.	4,700	108,539
	ID Holdings Corp.	3,700	50,830
	Idec Corp.	14,800	263,300
	Idemitsu Kosan Co., Ltd.	60,483	1,509,551
	IDOM, Inc.	37,000	198,270
	Ihara Science Corp.	4,200	59,860
	IHI Corp.	68,400	1,619,952
	Iida Group Holdings Co., Ltd.	17,000	286,515
	Iino Kaiun Kaisha, Ltd.	36,600	118,541
	IJTT Co., Ltd.	15,400	92,056
	Ikegami Tsushinki Co., Ltd.	2,500	26,917
	Imagica Group, Inc.	7,200	34,410
	Imasen Electric Industrial	7,400	60,026
	Inaba Denki Sangyo Co., Ltd.	10,000	250,202
	Inaba Seisakusho Co., Ltd.	4,800	59,860
	Inabata & Co., Ltd.	18,700	250,293
#	Inageya Co., Ltd.	4,200	56,236
	Ines Corp.	1,800	26,111
	I-Net Corp.	7,310	98,993
	Infocom Corp.	13,200	366,082
	Infomart Corp.	54,800	433,488
	Information Services International-Dentsu, Ltd.	4,900	204,284

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Innotech Corp.	8,200	$84,162
	Inpex Corp.	113,800	1,062,228
	Insource Co., Ltd.	1,700	50,354
	Intage Holdings, Inc.	17,300	139,328
	Intellex Co., Ltd.	1,100	7,340
#	Intelligent Wave, Inc.	1,600	11,471
#	Inter Action Corp.	1,700	39,825
	Internet Initiative Japan, Inc.	19,300	536,918
	Inui Global Logistics Co., Ltd.	5,100	52,894
	I-O Data Device, Inc.	4,300	41,570
	IR Japan Holdings, Ltd.	2,200	107,682
	Iriso Electronics Co., Ltd.	9,300	352,036
	I'rom Group Co., Ltd.	900	11,152
	Ise Chemicals Corp.	600	19,732
	Iseki & Co., Ltd.	7,400	96,972
	Isetan Mitsukoshi Holdings, Ltd.	94,100	734,646
	Ishihara Chemical Co., Ltd.	2,600	42,707
	Ishihara Sangyo Kaisha, Ltd.	15,600	130,768
	Ishizuka Glass Co., Ltd.	600	14,290
	Isolite Insulating Products Co., Ltd.	4,700	25,518
*	Istyle, Inc.	11,100	47,508
	Isuzu Motors, Ltd.	136,000	1,332,453
	Itfor, Inc.	5,500	41,896
	Ito En, Ltd.	11,100	539,014
	ITOCHU Corp.	57,500	1,343,256
	Itochu Enex Co., Ltd.	26,700	226,449
	Itochu Techno-Solutions Corp.	13,200	388,724
	Itochu-Shokuhin Co., Ltd.	2,500	114,848
	Itoham Yonekyu Holdings, Inc.	64,200	403,604
	Itoki Corp.	15,400	67,297
#*	Itokuro, Inc.	1,600	20,613
	IwaiCosmo Holdings, Inc.	7,900	93,716
	Iwaki & Co., Ltd.	11,000	53,102
	Iwasaki Electric Co., Ltd.	3,500	45,412
	Iwatani Corp.	26,000	866,428
	Iwatsu Electric Co., Ltd.	4,300	32,349
	Iyo Bank, Ltd. (The)	96,500	498,000
	Izumi Co., Ltd.	11,700	368,777
	J Front Retailing Co., Ltd.	63,200	760,729
#	J Trust Co., Ltd.	31,800	120,122
	JAC Recruitment Co., Ltd.	4,600	70,245
	Jaccs Co., Ltd.	9,900	233,710
	Jafco Co., Ltd.	16,400	682,043
	Jalux, Inc.	3,200	68,435
	Jamco Corp.	3,500	43,270
	Janome Sewing Machine Co., Ltd.	7,000	25,821
	Japan Airlines Co., Ltd.	33,700	947,996
	Japan Airport Terminal Co., Ltd.	5,300	244,272
	Japan Asia Group, Ltd.	8,500	28,705
*	Japan Asia Investment Co., Ltd.	9,000	22,179
*	Japan Asset Marketing Co., Ltd.	50,200	45,585
	Japan Aviation Electronics Industry, Ltd.	33,800	599,171
	Japan Best Rescue System Co., Ltd.	3,800	33,484
	Japan Cash Machine Co., Ltd.	8,500	64,003
#*	Japan Display, Inc.	285,200	179,428
	Japan Electronic Materials Corp.	4,200	35,172
	Japan Elevator Service Holdings Co., Ltd.	2,800	62,555
	Japan Exchange Group, Inc.	74,600	1,336,938
	Japan Foundation Engineering Co., Ltd.	8,700	31,182

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Japan Investment Adviser Co., Ltd.	3,000	$46,950
	Japan Lifeline Co., Ltd.	13,500	160,609
	Japan Material Co., Ltd.	19,200	280,237
	Japan Meat Co., Ltd.	5,400	111,455
	Japan Medical Dynamic Marketing, Inc.	8,300	175,611
	Japan Oil Transportation Co., Ltd.	1,100	30,004
	Japan Petroleum Exploration Co., Ltd.	9,800	240,676
	Japan Post Holdings Co., Ltd.	113,000	1,027,923
	Japan Property Management Center Co., Ltd.	4,600	56,093
	Japan Pulp & Paper Co., Ltd.	4,400	162,789
	Japan Securities Finance Co., Ltd.	41,800	191,444
	Japan Steel Works, Ltd. (The)	34,000	608,613
	Japan Tobacco, Inc.	103,600	2,190,566
	Japan Transcity Corp.	14,800	65,102
	Japan Wool Textile Co., Ltd. (The)	22,200	211,836
	Jastec Co., Ltd.	2,800	27,530
	JBCC Holdings, Inc.	6,700	114,971
	JCR Pharmaceuticals Co., Ltd.	2,500	214,441
	JCU Corp.	10,500	297,897
	Jeol, Ltd.	18,700	601,978
	JFE Holdings, Inc.	72,500	858,536
#	JFLA Holdings, Inc.	7,200	27,530
	JGC Holdings Corp.	64,800	930,924
*	JIG-SAW, Inc.	800	28,047
	Jimoto Holdings, Inc.	65,400	63,230
	JINS Holdings, Inc.	4,400	309,429
	JK Holdings Co., Ltd.	7,900	52,642
	JMS Co., Ltd.	7,600	61,116
#	Joban Kosan Co., Ltd.	2,900	43,826
	J-Oil Mills, Inc.	4,200	157,923
	Joshin Denki Co., Ltd.	5,700	124,857
	JP-Holdings, Inc.	15,500	44,789
	JSP Corp.	5,300	92,366
	JSR Corp.	41,200	733,814
	JTEKT Corp.	84,200	892,855
	Juki Corp.	19,000	131,350
	Juroku Bank, Ltd. (The)	12,700	262,024
	Justsystems Corp.	6,400	348,335
	JVCKenwood Corp.	99,600	226,751
	JXTG Holdings, Inc.	747,500	3,179,249
	K&O Energy Group, Inc.	5,800	84,914
*	Kadokawa Dwango	19,500	326,061
	Kadoya Sesame Mills, Inc.	500	17,732
	Kaga Electronics Co., Ltd.	6,900	142,773
	Kagome Co., Ltd.	5,600	138,011
	Kajima Corp.	145,000	1,839,524
	Kakaku.com, Inc.	19,300	504,201
	Kaken Pharmaceutical Co., Ltd.	9,400	495,678
#	Kakiyasu Honten Co., Ltd.	3,800	113,855
	Kameda Seika Co., Ltd.	4,500	200,644
	Kamei Corp.	9,400	95,426
	Kamigumi Co., Ltd.	25,300	540,600
	Kanaden Corp.	6,900	83,777
	Kanagawa Chuo Kotsu Co., Ltd.	2,100	77,835
	Kanamic Network Co., Ltd.	5,700	40,110
	Kanamoto Co., Ltd.	20,000	492,401
	Kandenko Co., Ltd.	43,900	413,406
	Kaneka Corp.	16,700	512,006
	Kaneko Seeds Co., Ltd.	4,100	47,928

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanematsu Corp.	39,600	$507,732
	Kanematsu Electronics, Ltd.	6,100	197,472
	Kansai Electric Power Co., Inc. (The)	50,500	566,753
	Kansai Mirai Financial Group, Inc.	33,235	191,724
	Kansai Paint Co., Ltd.	8,600	205,866
	Kansai Super Market, Ltd.	3,900	36,208
	Kanto Denka Kogyo Co., Ltd.	28,800	265,685
	Kao Corp.	42,900	3,421,581
	Kappa Create Co., Ltd.	4,300	58,265
	Kasai Kogyo Co., Ltd.	14,200	105,250
	Katakura Industries Co., Ltd.	10,100	114,624
	Kato Sangyo Co., Ltd.	5,000	155,074
	Kato Works Co., Ltd.	4,000	59,566
	KAWADA TECHNOLOGIES, Inc.	1,900	110,558
#	Kawagishi Bridge Works Co., Ltd.	600	14,071
	Kawai Musical Instruments Manufacturing Co., Ltd.	2,700	85,628
	Kawasaki Heavy Industries, Ltd.	56,200	1,107,969
*	Kawasaki Kisen Kaisha, Ltd.	32,674	430,838
	Kawasumi Laboratories, Inc.	6,200	60,274
	KDDI Corp.	165,200	4,992,188
	KeePer Technical Laboratory Co., Ltd.	800	9,259
	Keihan Holdings Co., Ltd.	31,600	1,428,984
	Keihanshin Building Co., Ltd.	13,600	183,258
	Keihin Co., Ltd.	1,500	17,854
	Keihin Corp.	26,600	621,787
	Keikyu Corp.	19,700	362,636
	Keio Corp.	5,700	326,040
	Keisei Electric Railway Co., Ltd.	11,599	419,617
	Keiyo Bank, Ltd. (The)	45,900	242,599
	Keiyo Co., Ltd.	17,900	88,243
	KEL Corp.	1,800	14,953
	Kenedix, Inc.	45,900	230,889
	Kenko Mayonnaise Co., Ltd.	4,700	105,326
	Kewpie Corp.	19,500	406,680
	Key Coffee, Inc.	3,600	74,594
	Keyence Corp.	7,800	2,622,024
	KFC Holdings Japan, Ltd.	5,600	153,947
	KFC, Ltd.	1,500	28,502
	KH Neochem Co., Ltd.	8,300	178,635
	Kikkoman Corp.	13,900	673,561
	Kimoto Co., Ltd.	17,300	27,218
	Kimura Chemical Plants Co., Ltd.	5,900	33,088
	Kinden Corp.	35,300	601,509
	King Co., Ltd.	4,000	20,605
	King Jim Co., Ltd.	4,200	34,932
#*	Kinki Sharyo Co., Ltd. (The)	1,800	26,798
	Kintetsu Department Store Co., Ltd.	2,400	78,536
	Kintetsu Group Holdings Co., Ltd.	15,400	811,630
	Kintetsu World Express, Inc.	23,600	376,350
	Kirin Holdings Co., Ltd.	59,600	1,308,966
	Kirindo Holdings Co., Ltd.	5,500	85,854
	Kissei Pharmaceutical Co., Ltd.	13,200	371,467
	Ki-Star Real Estate Co., Ltd.	5,100	87,007
	Kitagawa Corp.	5,100	101,776
	Kita-Nippon Bank, Ltd. (The)	2,900	56,604
	Kitano Construction Corp.	1,600	36,764
#	Kitanotatsujin Corp.	16,200	90,775
	Kito Corp.	15,500	234,175
	Kitz Corp.	25,100	173,649

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kiyo Bank, Ltd. (The)	25,900	$370,035
*	KLab, Inc.	21,400	152,587
	Koa Corp.	11,200	118,383
	Koatsu Gas Kogyo Co., Ltd.	12,700	92,807
	Kobayashi Metals, Ltd.	3,100	7,977
	Kobayashi Pharmaceutical Co., Ltd.	2,400	193,245
	Kobe Bussan Co., Ltd.	16,800	643,086
*	Kobe Electric Railway Co., Ltd.	2,100	76,539
	Kobe Steel, Ltd.	210,000	958,965
#	Koei Tecmo Holdings Co., Ltd.	3,800	99,770
	Kohnan Shoji Co., Ltd.	4,700	102,484
	Kohsoku Corp.	5,000	55,431
	Koito Manufacturing Co., Ltd.	13,000	564,153
	Kojima Co., Ltd.	14,600	70,253
	Kokusai Co., Ltd.	1,000	6,836
	Kokuyo Co., Ltd.	41,000	606,013
	KOMAIHALTEC, Inc.	900	15,297
	Komatsu Matere Co., Ltd.	12,900	87,973
	Komatsu Wall Industry Co., Ltd.	3,000	58,805
	Komatsu, Ltd.	156,300	3,455,952
	KOMEDA Holdings Co., Ltd.	14,000	279,556
	Komehyo Co., Ltd.	3,700	35,009
	Komeri Co., Ltd.	14,500	312,533
	Komori Corp.	21,200	192,679
	Konaka Co., Ltd.	9,600	35,813
	Konami Holdings Corp.	10,500	406,638
	Kondotec, Inc.	7,700	79,039
	Konica Minolta, Inc.	184,200	1,124,378
	Konishi Co., Ltd.	9,300	130,304
	Konoike Transport Co., Ltd.	11,700	165,206
	Konoshima Chemical Co., Ltd.	3,900	36,059
*	Kosaido Co., Ltd.	8,600	70,466
	Kose Corp.	3,800	489,292
	Kosei Securities Co., Ltd. (The)	3,000	16,274
	Koshidaka Holdings Co., Ltd.	14,000	197,610
	Kotobuki Spirits Co., Ltd.	5,700	376,355
#	Kourakuen Holdings Corp.	3,500	59,653
	Kozo Keikaku Engineering, Inc.	500	14,441
	Krosaki Harima Corp.	3,300	195,753
	KRS Corp.	3,700	66,703
	K's Holdings Corp.	57,600	699,423
	KU Holdings Co., Ltd.	2,700	22,114
	Kubota Corp., Sponsored ADR	1,000	78,605
	Kubota Corp.	19,500	305,362
	Kumagai Gumi Co., Ltd.	16,600	473,863
	Kumiai Chemical Industry Co., Ltd.	7,663	58,780
	Kunimine Industries Co., Ltd.	3,800	44,751
	Kura Sushi, Inc.	3,200	160,850
	Kurabo Industries, Ltd.	6,600	140,582
	Kuraray Co., Ltd.	130,500	1,568,673
	Kureha Corp.	4,100	229,975
	Kurimoto, Ltd.	4,400	84,587
	Kurita Water Industries, Ltd.	21,900	640,431
	Kuriyama Holdings Corp.	5,600	36,438
	Kushikatsu Tanaka Holdings Co.	1,100	22,776
#	Kusuri no Aoki Holdings Co., Ltd.	3,900	234,823
*	KYB Corp.	8,300	223,297
	Kyocera Corp.	17,051	1,120,359
#	Kyoden Co., Ltd.	10,500	33,389

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyodo Printing Co., Ltd.	3,100	$84,294
	Kyoei Steel, Ltd.	9,300	163,118
	Kyokuto Boeki Kaisha, Ltd.	3,000	55,509
	Kyokuto Kaihatsu Kogyo Co., Ltd.	11,900	153,781
	Kyokuto Securities Co., Ltd.	9,100	61,991
	Kyokuyo Co., Ltd.	4,300	111,521
	KYORIN Holdings, Inc.	18,300	328,559
	Kyoritsu Maintenance Co., Ltd.	14,620	585,046
	Kyoritsu Printing Co., Ltd.	16,700	25,449
	Kyosan Electric Manufacturing Co., Ltd.	19,800	100,506
	Kyowa Electronic Instruments Co., Ltd.	4,300	16,612
	Kyowa Exeo Corp.	20,445	510,384
	Kyowa Kirin Co., Ltd.	4,000	94,037
	Kyowa Leather Cloth Co., Ltd.	5,900	42,279
	Kyudenko Corp.	12,200	352,098
	Kyushu Electric Power Co., Inc.	56,300	463,619
	Kyushu Financial Group, Inc.	112,799	470,966
	Kyushu Railway Co.	14,400	471,158
	LAC Co., Ltd.	4,500	44,507
#	Lacto Japan Co., Ltd.	3,000	110,463
	Land Business Co., Ltd.	1,700	12,047
#*	Laox Co., Ltd.	19,000	43,169
	Lasertec Corp.	26,000	1,272,861
	Lawson, Inc.	7,900	457,238
	LEC, Inc.	10,800	119,570
	Lecip Holdings Corp.	3,200	19,012
#*	Leopalace21 Corp.	88,700	254,894
	Life Corp.	10,800	257,373
	LIFULL Co., Ltd.	13,100	67,259
#	Like Co., Ltd.	1,200	17,611
#*	LINE Corp.	500	24,638
	Linical Co., Ltd.	2,800	27,485
	Link And Motivation, Inc.	11,200	53,523
	Lintec Corp.	19,800	428,007
	Lion Corp.	17,000	322,944
*	Litalico, Inc.	1,900	47,242
	LIXIL Group Corp.	41,700	693,363
	LIXIL VIVA Corp.	14,800	302,779
	Look Holdings, Inc.	2,300	22,066
*	M&A Capital Partners Co., Ltd.	4,200	130,841
	M3, Inc.	41,900	1,219,510
	Mabuchi Motor Co., Ltd.	8,500	309,715
	Macnica Fuji Electronics Holdings, Inc.	21,499	321,052
	Macromill, Inc.	14,300	130,893
	Maeda Corp.	66,100	630,944
#	Maeda Kosen Co., Ltd.	10,800	206,619
#	Maeda Road Construction Co., Ltd.	16,200	547,560
	Maezawa Industries, Inc.	2,800	9,852
	Maezawa Kasei Industries Co., Ltd.	5,600	59,316
	Maezawa Kyuso Industries Co., Ltd.	4,100	86,812
	Makino Milling Machine Co., Ltd.	10,500	392,769
	Makita Corp.	5,800	221,847
#	Mamezou Holdings Co., Ltd.	11,300	174,160
	Mani, Inc.	11,300	283,622
	MarkLines Co., Ltd.	2,000	35,871
	Mars Group Holdings Corp.	5,100	91,537
	Marubeni Corp.	115,900	832,812
	Marubun Corp.	6,700	36,993
	Marudai Food Co., Ltd.	9,900	191,580

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marufuji Sheet Piling Co., Ltd.	400	$8,286
	Maruha Nichiro Corp.	21,700	518,947
	Marui Group Co., Ltd.	21,300	492,625
	Maruichi Steel Tube, Ltd.	13,300	369,037
	Maruka Corp.	3,200	59,745
#	Marusan Securities Co., Ltd.	23,900	113,723
	Maruwa Co., Ltd.	5,000	363,348
	Maruwa Unyu Kikan Co., Ltd.	8,800	180,963
	Maruyama Manufacturing Co., Inc.	900	12,219
	Maruzen CHI Holdings Co., Ltd.	8,400	27,840
	Maruzen Showa Unyu Co., Ltd.	4,800	128,109
	Marvelous, Inc.	16,800	106,723
	Matching Service Japan Co., Ltd.	2,600	32,542
	Matsuda Sangyo Co., Ltd.	5,600	79,467
	Matsui Construction Co., Ltd.	8,200	57,242
#	Matsui Securities Co., Ltd.	19,400	158,263
	Matsumotokiyoshi Holdings Co., Ltd.	19,400	775,737
	Matsuya Co., Ltd.	7,300	48,809
	Matsuyafoods Holdings Co., Ltd.	4,000	173,105
	Max Co., Ltd.	8,500	158,938
	Maxell Holdings, Ltd.	21,900	287,483
	Maxvalu Tokai Co., Ltd.	2,400	51,061
	Mazda Motor Corp.	111,700	937,587
	McDonald's Holdings Co. Japan, Ltd.	6,200	294,695
	MCJ Co., Ltd.	34,200	234,542
	Mebuki Financial Group, Inc.	271,490	601,643
	MEC Co., Ltd.	4,400	61,162
	Media Do Holdings Co., Ltd.	1,600	46,272
*	Medical Data Vision Co., Ltd.	3,400	25,042
	Medical System Network Co., Ltd.	15,500	74,055
	Medipal Holdings Corp.	18,700	396,253
#	Medius Holdings Co., Ltd.	1,200	9,447
	Megachips Corp.	6,600	102,724
	Megmilk Snow Brand Co., Ltd.	26,900	629,094
	Meidensha Corp.	20,800	386,157
	Meiji Electric Industries Co., Ltd.	1,000	13,823
	MEIJI Holdings Co., Ltd.	11,800	830,411
	Meiji Shipping Co., Ltd.	6,900	25,295
	Meiko Electronics Co., Ltd.	13,700	218,499
	Meiko Network Japan Co., Ltd.	9,100	79,652
	Meisei Industrial Co., Ltd.	17,000	133,542
	Meitec Corp.	8,300	471,819
	Meito Sangyo Co., Ltd.	4,200	53,555
	Meiwa Corp.	11,400	61,876
	Meiwa Estate Co., Ltd.	3,900	22,006
	Melco Holdings, Inc.	500	12,040
	Members Co., Ltd.	2,000	34,174
#	Menicon Co., Ltd.	13,100	586,698
	Mercuria Investment Co., Ltd.	900	5,955
*	Metaps, Inc.	1,800	15,182
	METAWATER Co., Ltd.	1,700	65,411
	Michinoku Bank, Ltd. (The)	6,999	88,861
	Mie Kotsu Group Holdings, Inc.	32,300	175,341
	Mikuni Corp.	11,100	33,345
	Milbon Co., Ltd.	5,900	330,166
	Mimaki Engineering Co., Ltd.	11,700	53,493
	Mimasu Semiconductor Industry Co., Ltd.	9,500	200,430
	Minebea Mitsumi, Inc.	74,661	1,450,364
	Ministop Co., Ltd.	5,900	83,279

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miraca Holdings, Inc.	29,400	$772,723
	Miraial Co., Ltd.	2,200	25,242
	Mirait Holdings Corp.	19,200	286,734
	Miroku Jyoho Service Co., Ltd.	5,900	162,857
	MISUMI Group, Inc.	16,500	409,420
	Mitani Corp.	1,900	105,900
	Mitani Sangyo Co., Ltd.	9,700	31,709
	Mitani Sekisan Co., Ltd.	1,400	49,528
	Mito Securities Co., Ltd.	34,700	71,325
	Mitsuba Corp.	21,000	123,189
	Mitsubishi Chemical Holdings Corp.	324,900	2,348,043
	Mitsubishi Corp.	103,400	2,650,723
	Mitsubishi Electric Corp.	162,700	2,255,859
	Mitsubishi Estate Co., Ltd.	60,400	1,182,901
	Mitsubishi Gas Chemical Co., Inc.	49,800	753,969
	Mitsubishi Heavy Industries, Ltd.	35,000	1,276,708
	Mitsubishi Kakoki Kaisha, Ltd.	3,200	53,790
	Mitsubishi Logisnext Co., Ltd.	16,000	240,983
	Mitsubishi Logistics Corp.	18,200	461,109
	Mitsubishi Materials Corp.	33,300	837,518
	Mitsubishi Motors Corp.	101,500	378,162
	Mitsubishi Paper Mills, Ltd.	11,200	46,509
	Mitsubishi Pencil Co., Ltd.	2,400	35,084
	Mitsubishi Research Institute, Inc.	3,500	137,347
	Mitsubishi Shokuhin Co., Ltd.	7,500	216,595
	Mitsubishi Steel Manufacturing Co., Ltd.	5,400	49,170
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	47,200	242,608
	Mitsubishi UFJ Financial Group, Inc.	869,800	4,466,090
	Mitsubishi UFJ Lease & Finance Co., Ltd.	188,400	1,180,062
	Mitsuboshi Belting, Ltd.	9,800	167,201
	Mitsui & Co., Ltd., Sponsored ADR	336	118,326
	Mitsui & Co., Ltd.	122,900	2,185,851
	Mitsui Chemicals, Inc.	61,800	1,357,204
*	Mitsui E&S Holdings Co., Ltd.	35,100	293,128
	Mitsui Fudosan Co., Ltd.	37,500	993,206
	Mitsui High-Tec, Inc.	6,800	101,252
	Mitsui Matsushima Holdings Co., Ltd.	3,800	39,940
	Mitsui Mining & Smelting Co., Ltd.	34,500	812,948
	Mitsui OSK Lines, Ltd.	33,900	815,121
	Mitsui Sugar Co., Ltd.	7,900	154,777
	Mitsui-Soko Holdings Co., Ltd.	13,400	218,945
	Mitsuuroko Group Holdings Co., Ltd.	13,100	132,989
	Mixi, Inc.	21,700	381,559
	Miyaji Engineering Group, Inc.	2,100	38,053
	Miyazaki Bank, Ltd. (The)	6,600	147,852
	Miyoshi Oil & Fat Co., Ltd.	3,800	41,068
	Mizuho Financial Group, Inc.	1,863,100	2,762,848
	Mizuho Leasing Co., Ltd.	16,800	500,843
	Mizuho Medy Co., Ltd.	800	20,134
	Mizuno Corp.	7,500	180,794
*	Mobile Factory, Inc.	900	12,937
	Mochida Pharmaceutical Co., Ltd.	4,900	183,430
	Modec, Inc.	5,400	119,122
	Molitec Steel Co., Ltd.	5,800	18,916
	Monex Group, Inc.	95,500	227,184
	Money Partners Group Co., Ltd.	8,500	18,397
	Monogatari Corp. (The)	3,400	273,050
	MonotaRO Co., Ltd.	20,400	489,350
	MORESCO Corp.	3,400	43,829

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Morinaga & Co., Ltd.	9,000	$432,036
	Morinaga Milk Industry Co., Ltd.	22,800	871,876
	Morita Holdings Corp.	11,900	186,956
	Morito Co., Ltd.	7,000	50,587
	Morningstar Japan KK	6,300	23,216
#	Morozoff, Ltd.	900	41,963
	Mory Industries, Inc.	2,400	57,011
	MrMax Holdings, Ltd.	10,500	44,558
	MS&AD Insurance Group Holdings, Inc.	36,700	1,218,905
	MTI, Ltd.	16,600	104,541
	Mugen Estate Co., Ltd.	6,100	38,902
	Murakami Corp.	400	10,267
	Murata Manufacturing Co., Ltd.	35,672	2,019,563
	Musashi Seimitsu Industry Co., Ltd.	32,000	373,781
	Musashino Bank, Ltd. (The)	13,000	203,800
	Mutoh Holdings Co., Ltd.	900	14,111
	N Field Co., Ltd.	3,400	18,708
	Nabtesco Corp.	25,700	736,426
	NAC Co., Ltd.	6,900	71,129
	Nachi-Fujikoshi Corp.	10,000	367,341
#	Nagano Bank, Ltd. (The)	3,200	44,797
	Nagano Keiki Co., Ltd.	4,200	34,726
	Nagase & Co., Ltd.	40,200	553,057
	Nagatanien Holdings Co., Ltd.	6,000	118,566
	Nagawa Co., Ltd.	1,400	87,982
	Nagoya Railroad Co., Ltd.	16,900	495,817
	Naigai Trans Line, Ltd.	3,100	35,941
	Nakabayashi Co., Ltd.	9,300	52,848
	Nakamoto Packs Co., Ltd.	1,400	21,164
	Nakamuraya Co., Ltd.	1,500	55,773
	Nakanishi, Inc.	9,900	176,600
	Nakano Corp.	6,200	27,587
	Nakayama Steel Works, Ltd.	10,100	45,446
	Nakayamafuku Co., Ltd.	6,200	30,509
	Nakayo, Inc.	1,200	18,157
	Namura Shipbuilding Co., Ltd.	20,900	46,272
	Nankai Electric Railway Co., Ltd.	17,600	454,290
	Nanto Bank, Ltd. (The)	12,500	295,890
	Narasaki Sangyo Co., Ltd.	1,400	26,354
	Natori Co., Ltd.	2,500	38,506
	NEC Capital Solutions, Ltd.	5,300	120,485
	NEC Corp.	50,400	2,243,472
	NEC Networks & System Integration Corp.	6,400	239,209
	NET One Systems Co., Ltd.	27,100	446,815
	Neturen Co., Ltd.	13,300	102,662
*	New Japan Chemical Co., Ltd.	16,100	29,095
*	Nexon Co., Ltd.	17,900	242,418
	Nextage Co., Ltd.	8,800	82,932
	Nexyz Group Corp.	3,200	49,591
	NFC Holdings, Inc.	600	11,245
	NGK Insulators, Ltd.	50,700	850,071
	NGK Spark Plug Co., Ltd.	57,600	1,012,112
	NH Foods, Ltd.	14,500	636,508
	NHK Spring Co., Ltd.	114,263	919,987
	Nicca Chemical Co., Ltd.	2,100	16,917
#*	Nice Holdings, Inc.	2,400	27,986
	Nichia Steel Works, Ltd.	16,600	51,216
	Nichias Corp.	37,700	898,599
	Nichiban Co., Ltd.	4,000	62,986

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichicon Corp.	19,500	$176,181
	Nichiden Corp.	5,800	108,457
	Nichiha Corp.	17,200	413,417
	NichiiGakkan Co., Ltd.	26,100	360,241
	Nichi-iko Pharmaceutical Co., Ltd.	32,200	378,496
	Nichirei Corp.	32,500	785,665
	Nichireki Co., Ltd.	10,800	131,763
	Nichirin Co., Ltd.	6,200	110,334
	Nidec Corp.	8,200	1,031,320
	Nifco, Inc.	30,200	791,402
	Nihon Chouzai Co., Ltd.	4,700	165,315
*	Nihon Dempa Kogyo Co., Ltd.	11,800	52,703
	Nihon Dengi Co., Ltd.	1,400	45,324
	Nihon Denkei Co., Ltd.	2,600	30,363
	Nihon Flush Co., Ltd.	1,900	46,315
#	Nihon House Holdings Co., Ltd.	24,600	104,490
	Nihon Kagaku Sangyo Co., Ltd.	5,600	51,625
	Nihon Kohden Corp.	11,200	328,254
	Nihon M&A Center, Inc.	21,600	617,920
#	Nihon Nohyaku Co., Ltd.	18,800	95,785
	Nihon Parkerizing Co., Ltd.	18,400	190,836
	Nihon Plast Co., Ltd.	7,600	46,574
	Nihon Tokushu Toryo Co., Ltd.	5,000	59,001
	Nihon Unisys, Ltd.	35,900	1,094,760
	Nihon Yamamura Glass Co., Ltd.	3,600	40,038
	Nikkato Corp.	2,700	17,206
	Nikkiso Co., Ltd.	15,900	197,637
	Nikko Co., Ltd.	10,500	77,384
	Nikkon Holdings Co., Ltd.	23,000	530,668
	Nikon Corp.	40,300	486,622
	Nintendo Co., Ltd.	2,200	809,282
	Nippi, Inc.	1,000	38,506
	Nippo Corp.	16,000	392,550
	Nippon Air Conditioning Services Co., Ltd.	6,100	43,791
	Nippon Aqua Co., Ltd.	2,800	14,941
	Nippon Beet Sugar Manufacturing Co., Ltd.	4,800	82,817
	Nippon Carbide Industries Co., Inc.	3,800	47,202
#	Nippon Carbon Co., Ltd.	5,800	197,087
#	Nippon Chemical Industrial Co., Ltd.	3,000	87,276
#	Nippon Chemi-Con Corp.	9,500	143,589
	Nippon Chemiphar Co., Ltd.	900	24,633
	Nippon Coke & Engineering Co., Ltd.	109,500	79,092
	Nippon Commercial Development Co., Ltd.	7,300	113,411
#	Nippon Computer Dynamics Co., Ltd.	1,800	13,518
	Nippon Concept Corp.	5,400	76,052
	Nippon Concrete Industries Co., Ltd.	16,800	42,410
#*	Nippon Denko Co., Ltd.	55,800	81,739
	Nippon Densetsu Kogyo Co., Ltd.	16,500	348,798
	Nippon Electric Glass Co., Ltd.	22,800	440,452
	Nippon Express Co., Ltd.	20,200	1,052,602
	Nippon Filcon Co., Ltd.	6,000	29,294
	Nippon Fine Chemical Co., Ltd.	4,800	63,347
	Nippon Flour Mills Co., Ltd.	21,600	325,823
	Nippon Gas Co., Ltd.	24,100	762,102
	Nippon Hume Corp.	9,000	67,322
	Nippon Kanzai Co., Ltd.	2,200	39,165
	Nippon Kayaku Co., Ltd.	40,900	479,601
	Nippon Kinzoku Co., Ltd.	2,800	21,274
#	Nippon Kodoshi Corp.	3,100	37,304

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Koei Co., Ltd.	5,400	$177,819
	Nippon Koshuha Steel Co., Ltd.	3,200	12,596
	Nippon Light Metal Holdings Co., Ltd.	355,400	678,119
	Nippon Paint Holdings Co., Ltd.	10,200	487,572
	Nippon Paper Industries Co., Ltd.	37,300	607,016
	Nippon Parking Development Co., Ltd., Class C	60,600	79,748
	Nippon Pillar Packing Co., Ltd.	8,400	111,678
	Nippon Piston Ring Co., Ltd.	2,400	32,133
	Nippon Road Co., Ltd. (The)	2,900	196,775
	Nippon Seiki Co., Ltd.	17,300	254,153
	Nippon Seisen Co., Ltd.	1,200	40,701
*	Nippon Sharyo, Ltd.	4,800	130,677
	Nippon Sheet Glass Co., Ltd.	66,700	360,011
	Nippon Shinyaku Co., Ltd.	800	70,927
	Nippon Shokubai Co., Ltd.	9,000	527,680
	Nippon Signal Co., Ltd.	14,900	187,891
	Nippon Soda Co., Ltd.	10,000	269,106
	Nippon Steel Corp.	97,099	1,347,295
	Nippon Steel Trading Corp.	6,700	303,220
	Nippon Suisan Kaisha, Ltd.	161,400	880,177
	Nippon Systemware Co., Ltd.	3,100	69,133
	Nippon Telegraph & Telephone Corp.	54,000	1,376,840
	Nippon Thompson Co., Ltd.	23,300	96,875
	Nippon Tungsten Co., Ltd.	800	14,391
	Nippon Yakin Kogyo Co., Ltd.	4,690	89,144
	Nippon Yusen K.K.	39,200	624,218
	Nipro Corp.	73,400	835,672
	Nishikawa Rubber Co., Ltd.	300	4,923
	Nishimatsu Construction Co., Ltd.	22,700	503,484
	Nishimatsuya Chain Co., Ltd.	20,600	176,198
	Nishimoto Co., Ltd.	400	13,381
	Nishi-Nippon Financial Holdings, Inc.	55,500	365,945
	Nishi-Nippon Railroad Co., Ltd.	15,500	358,212
	Nishio Rent All Co., Ltd.	12,200	327,789
	Nissan Chemical Corp.	17,300	714,904
	Nissan Motor Co., Ltd.	508,200	2,757,643
	Nissan Shatai Co., Ltd.	29,000	275,320
	Nissan Tokyo Sales Holdings Co., Ltd.	10,900	27,551
	Nissei ASB Machine Co., Ltd.	2,600	87,799
	Nissei Corp.	1,700	19,848
	Nissei Plastic Industrial Co., Ltd.	5,600	48,105
	Nissha Co., Ltd.	15,500	139,964
	Nisshin Group Holdings Co., Ltd.	12,600	62,640
	Nisshin Oillio Group, Ltd. (The)	11,500	384,799
	Nisshin Seifun Group, Inc.	13,700	233,927
	Nisshinbo Holdings, Inc.	68,348	587,696
	Nissin Corp.	5,600	86,164
	Nissin Electric Co., Ltd.	17,100	204,115
	Nissin Foods Holdings Co., Ltd.	2,400	180,141
	Nissin Kogyo Co., Ltd.	16,500	333,559
	Nissin Sugar Co., Ltd.	5,700	104,297
	Nissui Pharmaceutical Co., Ltd.	6,300	78,461
	Nitori Holdings Co., Ltd.	2,300	357,422
	Nitta Corp.	8,300	232,262
	Nitta Gelatin, Inc.	5,000	30,105
	Nittan Valve Co., Ltd.	12,900	32,062
	Nittetsu Mining Co., Ltd.	2,600	105,698
	Nitto Boseki Co., Ltd.	8,700	360,967
	Nitto Denko Corp.	27,700	1,539,790

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nitto Fuji Flour Milling Co., Ltd.	800	$46,872
	Nitto Kogyo Corp.	8,000	165,612
	Nitto Kohki Co., Ltd.	5,000	107,818
	Nitto Seiko Co., Ltd.	14,600	77,217
	Nittoc Construction Co., Ltd.	10,600	81,995
	NJS Co., Ltd.	2,700	44,260
	nms Holdings Co.	6,300	24,754
	Noda Corp.	5,100	37,120
	Noevir Holdings Co., Ltd.	5,300	241,374
#	NOF Corp.	16,200	527,346
	Nohmi Bosai, Ltd.	5,500	122,152
	Nojima Corp.	17,900	353,090
#	NOK Corp.	28,500	379,580
	Nomura Co., Ltd.	22,600	256,665
	Nomura Holdings, Inc.	270,800	1,386,334
#	Nomura Holdings, Inc., Sponsored ADR	10,300	52,942
	Nomura Real Estate Holdings, Inc.	31,300	770,794
	Nomura Research Institute, Ltd.	12,309	270,868
	Noritake Co., Ltd.	4,200	166,960
	Noritsu Koki Co., Ltd.	9,100	131,813
	Noritz Corp.	12,200	150,331
	North Pacific Bank, Ltd.	124,800	249,957
	Nozawa Corp.	2,600	17,088
	NS Solutions Corp.	9,300	273,166
	NS Tool Co., Ltd.	4,900	126,591
	NS United Kaiun Kaisha, Ltd.	5,100	92,949
	NSD Co., Ltd.	14,340	231,052
	NSK, Ltd.	121,600	1,014,289
	NTN Corp.	331,200	877,659
	NTT Data Corp.	36,000	505,700
	NTT DOCOMO, Inc.	181,600	5,159,689
	NuFlare Technology, Inc.	900	97,420
	OAK Capital Corp.	22,700	25,238
	Oat Agrio Co., Ltd.	2,000	26,177
	Obara Group, Inc.	5,900	187,204
	Obayashi Corp.	167,300	1,834,775
	Obic Co., Ltd.	1,700	231,645
	Odakyu Electric Railway Co., Ltd.	26,399	585,568
	Odelic Co., Ltd.	2,100	92,841
	Oenon Holdings, Inc.	16,000	55,824
	Ogaki Kyoritsu Bank, Ltd. (The)	15,700	323,203
#	Ohara, Inc.	2,000	21,934
	Ohashi Technica, Inc.	4,800	68,170
#	Ohba Co., Ltd.	4,600	34,359
	Ohsho Food Service Corp.	3,600	216,015
	Oiles Corp.	8,900	124,179
	Oita Bank, Ltd. (The)	6,600	152,761
	Oji Holdings Corp.	281,300	1,429,172
	Okabe Co., Ltd.	16,200	127,246
	Okada Aiyon Corp.	800	8,948
	Okamoto Industries, Inc.	3,600	125,298
	Okamoto Machine Tool Works, Ltd.	1,900	48,435
	Okamura Corp.	19,500	187,380
	Okasan Securities Group, Inc.	66,400	232,838
	Oki Electric Industry Co., Ltd.	55,400	689,742
	Okinawa Cellular Telephone Co.	4,700	188,964
	Okinawa Electric Power Co., Inc. (The)	10,483	193,100
	OKK Corp.	2,400	13,576
	OKUMA Corp.	6,999	318,891

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okumura Corp.	13,300	$351,604
	Okura Industrial Co., Ltd.	3,400	54,427
	Okuwa Co., Ltd.	12,000	161,115
	Olympus Corp.	110,700	1,788,606
	Omron Corp.	9,700	555,469
	Ono Pharmaceutical Co., Ltd.	8,300	191,123
	ONO Sokki Co., Ltd.	3,300	17,855
	Onoken Co., Ltd.	7,600	93,700
	Onward Holdings Co., Ltd.	44,600	256,195
	Ootoya Holdings Co., Ltd.	1,000	21,750
*	Open Door, Inc.	4,300	52,211
	Open House Co., Ltd.	24,000	638,001
	Optex Group Co., Ltd.	6,800	89,478
*	Optim Corp.	1,000	36,705
	Oracle Corp.	3,700	320,263
	Organo Corp.	3,000	187,927
	Orient Corp.	183,000	281,214
	Oriental Land Co., Ltd.	6,400	833,504
	Origin Co., Ltd.	2,100	29,572
	ORIX Corp.	290,500	4,907,260
	Osaka Gas Co., Ltd.	29,500	499,195
	Osaka Organic Chemical Industry, Ltd.	8,500	139,752
	Osaka Soda Co., Ltd.	4,400	116,865
	Osaka Steel Co., Ltd.	6,000	86,549
	OSAKA Titanium Technologies Co., Ltd.	8,900	112,676
	Osaki Electric Co., Ltd.	17,900	102,460
	OSG Corp.	33,900	570,650
	OSJB Holdings Corp.	37,300	92,021
	Otsuka Corp.	6,800	265,165
	Otsuka Holdings Co., Ltd.	9,000	399,829
#	OUG Holdings, Inc.	700	17,330
	Outsourcing, Inc.	30,900	279,711
	Oval Corp.	3,700	8,140
	Oyo Corp.	9,400	119,172
	Pacific Industrial Co., Ltd.	18,600	221,625
	Pacific Metals Co., Ltd.	7,000	131,065
	Pack Corp. (The)	3,200	112,656
	PAL GROUP Holdings Co., Ltd.	6,000	176,698
	PALTAC Corp.	8,200	383,698
	Paltek Corp.	3,100	15,226
	Pan Pacific International Holdings Corp.	45,700	737,450
	Panasonic Corp.	388,700	3,862,906
	PAPYLESS Co., Ltd.	500	8,876
#	Paraca, Inc.	2,700	50,635
	Paramount Bed Holdings Co., Ltd.	4,700	194,562
	Parco Co., Ltd.	8,400	141,440
	Paris Miki Holdings, Inc.	10,400	32,905
	Park24 Co., Ltd.	26,700	670,509
*	Pasco Corp.	1,600	29,624
#	Pasona Group, Inc.	12,400	156,909
	PC Depot Corp.	14,100	75,614
	PCI Holdings, Inc.	1,000	19,755
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	26,153
	Penta-Ocean Construction Co., Ltd.	177,600	1,048,967
#	Pepper Food Service Co., Ltd.	3,800	33,591
*	PeptiDream, Inc.	12,700	601,188
	Persol Holdings Co., Ltd.	18,800	336,110
#	Phil Co., Inc.	1,100	40,596
	PIA Corp.	1,900	75,468

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pigeon Corp.	15,600	$550,557
	Pilot Corp.	10,200	398,201
	Piolax, Inc.	10,800	191,011
	Plant Co., Ltd.	1,200	6,365
	Plenus Co., Ltd.	5,600	101,949
	Pola Orbis Holdings, Inc.	9,100	197,149
	Poletowin Pitcrew Holdings, Inc.	12,000	99,045
	Press Kogyo Co., Ltd.	37,100	122,124
	Pressance Corp.	23,400	260,536
	Prestige International, Inc.	29,600	268,302
	Prima Meat Packers, Ltd.	17,900	395,659
	Pronexus, Inc.	4,200	45,845
	Properst Co., Ltd.	10,900	21,394
	Pro-Ship, Inc.	2,400	30,731
#*	Prospect Co., Ltd.	169,000	48,455
	Proto Corp.	6,400	80,349
	PS Mitsubishi Construction Co., Ltd.	16,400	106,846
	Punch Industry Co., Ltd.	8,700	37,615
	Qol Holdings Co., Ltd.	14,200	185,900
	Quick Co., Ltd.	4,000	55,068
	Raccoon Holdings, Inc.	3,100	22,432
	Raito Kogyo Co., Ltd.	19,300	270,380
	Raiznext Corp.	14,900	172,846
	Rakus Co., Ltd.	8,900	141,417
*	Rakuten, Inc.	230,400	1,777,410
	Rasa Corp.	4,400	39,016
	Rasa Industries, Ltd.	4,400	57,227
	Raysum Co., Ltd.	9,600	85,599
#	RECOMM Co., Ltd.	8,000	8,731
	Recruit Holdings Co., Ltd.	103,800	4,045,737
	Relia, Inc.	11,000	146,766
	Relo Group, Inc.	25,200	672,937
	Renaissance, Inc.	4,300	67,958
*	Renesas Electronics Corp.	113,500	714,065
	Rengo Co., Ltd.	75,500	529,032
*	RENOVA, Inc.	8,800	105,588
*	Renown, Inc.	28,000	27,296
	Resol Holdings Co., Ltd.	500	18,889
	Resona Holdings, Inc.	321,000	1,323,755
	Resorttrust, Inc.	44,400	696,741
	Restar Holdings Corp.	9,600	162,252
	Retail Partners Co., Ltd.	6,100	45,683
	Rheon Automatic Machinery Co., Ltd.	6,000	80,668
	Rhythm Watch Co., Ltd.	2,400	19,481
	Riberesute Corp.	4,400	36,130
	Ricoh Co., Ltd.	114,600	1,300,302
	Ricoh Leasing Co., Ltd.	6,700	250,302
	Ride On Express Holdings Co., Ltd.	2,800	47,055
#	Right On Co., Ltd.	6,500	35,352
	Riken Corp.	3,700	119,204
	Riken Keiki Co., Ltd.	2,900	56,299
	Riken Technos Corp.	18,200	80,913
	Riken Vitamin Co., Ltd.	2,200	79,034
#	Ringer Hut Co., Ltd.	5,000	112,838
	Rinnai Corp.	6,500	463,333
	Rion Co., Ltd.	1,800	52,448
	Riso Kagaku Corp.	6,100	104,003
	Riso Kyoiku Co., Ltd.	38,100	125,925
	Rock Field Co., Ltd.	5,600	73,741

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rohm Co., Ltd.	11,900	$856,032
	Rohto Pharmaceutical Co., Ltd.	11,300	312,792
	Rokko Butter Co., Ltd.	6,000	89,361
	Roland DG Corp.	8,500	153,706
	Rorze Corp.	4,300	158,419
	Round One Corp.	44,300	412,685
#	Royal Holdings Co., Ltd.	12,600	275,419
*	Royal Hotel, Ltd. (The)	800	11,339
	RS Technologies Co., Ltd.	2,300	58,927
	Ryobi, Ltd.	14,700	238,080
	Ryoden Corp.	7,100	106,678
#	Ryohin Keikaku Co., Ltd.	32,000	534,995
	Ryosan Co., Ltd.	8,800	203,521
	Ryoyo Electro Corp.	8,900	150,705
	S Foods, Inc.	4,800	115,426
	Sac's Bar Holdings, Inc.	8,500	66,610
	Sagami Rubber Industries Co., Ltd.	3,000	48,661
	Saibu Gas Co., Ltd.	10,000	214,295
	Saizeriya Co., Ltd.	11,000	240,677
	Sakai Chemical Industry Co., Ltd.	5,400	109,695
	Sakai Heavy Industries, Ltd.	1,400	34,385
	Sakai Moving Service Co., Ltd.	6,200	345,354
	Sakai Ovex Co., Ltd.	1,700	27,918
	Sakata INX Corp.	18,500	193,084
	Sakura Internet, Inc.	5,400	33,101
	Sala Corp.	25,600	143,466
	SAMTY Co., Ltd.	10,200	172,928
	San Holdings, Inc.	4,000	51,145
	San ju San Financial Group, Inc.	7,790	112,311
	San-A Co., Ltd.	4,900	200,368
	San-Ai Oil Co., Ltd.	26,600	265,524
*	Sanden Holdings Corp.	12,400	73,992
	Sanei Architecture Planning Co., Ltd.	6,600	90,282
	Sangetsu Corp.	10,400	183,544
	San-In Godo Bank, Ltd. (The)	67,200	368,541
#*	Sanix, Inc.	10,400	31,653
	Sanken Electric Co., Ltd.	16,800	423,676
	Sanki Engineering Co., Ltd.	18,200	247,368
	Sanko Gosei, Ltd.	13,400	43,109
	Sanko Metal Industrial Co., Ltd.	1,400	33,481
	Sankyo Co., Ltd.	9,400	315,804
	Sankyo Frontier Co., Ltd.	1,000	37,847
	Sankyo Seiko Co., Ltd.	13,000	70,114
	Sankyo Tateyama, Inc.	10,700	139,260
	Sankyu, Inc.	18,000	887,510
	Sanoh Industrial Co., Ltd.	12,800	120,076
	Sanoyas Holdings Corp.	9,000	14,298
	Sansei Landic Co., Ltd.	4,200	33,266
#	Sansei Technologies, Inc.	2,300	17,832
#	Sansha Electric Manufacturing Co., Ltd.	4,500	32,431
	Sanshin Electronics Co., Ltd.	7,300	112,306
	Santen Pharmaceutical Co., Ltd.	18,700	348,765
	Sanwa Holdings Corp.	51,700	543,836
	Sanyo Chemical Industries, Ltd.	5,400	252,778
	Sanyo Denki Co., Ltd.	4,000	194,725
	Sanyo Electric Railway Co., Ltd.	4,800	92,759
#	Sanyo Engineering & Construction, Inc.	2,400	16,935
	Sanyo Shokai, Ltd.	4,800	54,552
	Sanyo Special Steel Co., Ltd.	8,500	115,211

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanyo Trading Co., Ltd.	12,000	$149,647
	Sapporo Holdings, Ltd.	38,600	933,285
	Sata Construction Co., Ltd.	4,100	16,039
	Sato Holdings Corp.	13,300	377,879
	Sato Shoji Corp.	4,400	38,417
#	Satori Electric Co., Ltd.	4,900	38,736
	Sawada Holdings Co., Ltd.	9,600	84,058
	Sawai Pharmaceutical Co., Ltd.	16,400	1,065,763
	Saxa Holdings, Inc.	2,800	52,062
	SB Technology Corp.	4,400	96,310
	SBI Holdings, Inc.	42,400	982,858
	SBS Holdings, Inc.	14,100	234,459
	Scala, Inc.	11,600	76,776
	SCREEN Holdings Co., Ltd.	13,000	675,200
	Scroll Corp.	9,700	31,144
	SCSK Corp.	5,900	316,219
	Secom Co., Ltd.	9,400	824,875
	Seed Co., Ltd.	8,100	74,379
	Sega Sammy Holdings, Inc.	41,600	566,476
	Seibu Holdings, Inc.	44,000	685,852
	Seika Corp.	3,700	43,307
	Seikagaku Corp.	15,300	162,390
	Seikitokyu Kogyo Co., Ltd.	17,800	149,206
	Seiko Epson Corp.	69,500	1,016,240
	Seiko Holdings Corp.	18,000	438,776
	Seiko PMC Corp.	5,800	49,360
	Seino Holdings Co., Ltd.	38,800	495,949
	Seiren Co., Ltd.	16,000	204,249
	Sekisui Chemical Co., Ltd.	91,100	1,517,309
#	Sekisui House, Ltd.	57,000	1,225,623
	Sekisui Jushi Corp.	9,000	196,939
	Sekisui Plastics Co., Ltd.	11,400	80,244
	Senko Group Holdings Co., Ltd.	68,100	544,474
	Senshu Electric Co., Ltd.	3,500	96,299
	Senshu Ikeda Holdings, Inc.	104,400	190,598
	Senshukai Co., Ltd.	11,500	48,230
	Seria Co., Ltd.	13,000	357,750
	Seven & I Holdings Co., Ltd.	109,600	4,202,427
	Seven Bank, Ltd.	182,900	546,973
#	SFP Holdings Co., Ltd.	4,600	94,292
#	Sharp Corp.	24,400	330,990
	Shibaura Electronics Co., Ltd.	3,500	91,740
	Shibaura Mechatronics Corp.	2,600	87,909
	Shibusawa Warehouse Co., Ltd. (The)	4,200	80,846
	Shibuya Corp.	6,500	180,424
*	Shidax Corp.	6,000	18,186
*	SHIFT, Inc.	1,700	115,664
	Shiga Bank, Ltd. (The)	19,200	460,923
	Shikoku Bank, Ltd. (The)	15,500	135,551
	Shikoku Chemicals Corp.	17,400	190,618
	Shikoku Electric Power Co., Inc.	26,900	228,126
	Shima Seiki Manufacturing, Ltd.	12,900	248,837
	Shimachu Co., Ltd.	15,500	442,437
	Shimadzu Corp.	12,000	336,779
	Shimamura Co., Ltd.	5,800	435,773
	Shimane Bank, Ltd. (The)	1,900	10,870
	Shimano, Inc.	2,500	383,319
	Shimizu Bank, Ltd. (The)	4,300	80,360
	Shimizu Corp.	134,800	1,382,621

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shimojima Co., Ltd.	1,200	$12,404
	Shin Nippon Air Technologies Co., Ltd.	2,900	54,734
	Shin Nippon Biomedical Laboratories, Ltd.	5,100	28,313
	Shinagawa Refractories Co., Ltd.	2,700	73,473
	Shindengen Electric Manufacturing Co., Ltd.	3,400	103,623
	Shin-Etsu Chemical Co., Ltd.	27,800	3,179,310
	Shin-Etsu Polymer Co., Ltd.	18,100	153,825
#	Shin-Keisei Electric Railway Co., Ltd.	1,000	22,228
	Shinko Electric Industries Co., Ltd.	32,500	381,490
	Shinko Shoji Co., Ltd.	17,000	129,996
	Shinmaywa Industries, Ltd.	27,600	358,657
	Shinnihon Corp.	15,800	131,532
	Shinoken Group Co., Ltd.	16,400	182,553
	Shinsei Bank, Ltd.	40,000	612,448
	Shinsho Corp.	2,200	52,255
	Shinwa Co., Ltd.	2,500	50,269
	Shionogi & Co., Ltd.	18,100	1,076,481
	Ship Healthcare Holdings, Inc.	20,300	910,184
	Shiseido Co., Ltd.	37,200	2,394,959
	Shizuki Electric Co., Inc.	3,000	16,914
	Shizuoka Bank, Ltd. (The)	69,700	489,319
	Shizuoka Gas Co., Ltd.	30,500	245,465
*	Shobunsha Publications, Inc.	2,300	8,048
#	Shoei Co., Ltd.	4,400	200,109
	Shoei Foods Corp.	4,100	137,472
	Shofu, Inc.	5,000	83,450
*	Shoko Co., Ltd.	2,500	16,030
	Showa Corp.	38,400	792,466
	Showa Denko K.K.	62,800	1,501,715
	Showa Sangyo Co., Ltd.	6,200	170,849
	Showa Shinku Co., Ltd.	2,000	30,095
	Sigma Koki Co., Ltd.	1,100	14,020
	SIGMAXYZ, Inc.	4,600	82,395
	Siix Corp.	20,000	232,036
	Sinanen Holdings Co., Ltd.	3,200	59,641
	Sinfonia Technology Co., Ltd.	13,800	154,082
	Sinko Industries, Ltd.	5,800	90,072
	Sintokogio, Ltd.	16,300	139,076
	SK-Electronics Co., Ltd.	5,500	91,941
	SKY Perfect JSAT Holdings, Inc.	61,300	263,689
	Skylark Holdings Co., Ltd.	60,800	1,113,504
	SMC Corp.	1,200	518,003
	SMK Corp.	1,799	51,253
	SMS Co., Ltd.	20,800	515,183
	Snow Peak, Inc.	1,300	11,986
	SNT Corp.	13,900	57,517
	Soda Nikka Co., Ltd.	8,400	46,489
	Sodick Co., Ltd.	27,400	212,875
	Softbank Corp.	50,500	692,814
	SoftBank Group Corp.	280,444	11,322,802
#	Softbrain Co., Ltd.	18,000	90,740
	Softcreate Holdings Corp.	3,200	51,741
	Software Service, Inc.	700	64,133
	Sogo Medical Holdings Co., Ltd.	10,400	195,444
	Sohgo Security Services Co., Ltd.	7,000	363,308
	Sojitz Corp.	338,500	1,065,460
	Soken Chemical & Engineering Co., Ltd.	3,000	35,842
	Solasto Corp.	15,200	158,162
	Soliton Systems K.K.	3,100	33,889

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sompo Holdings, Inc.	23,800	$889,258
	Sony Corp.	104,000	7,272,391
#	Sony Corp., Sponsored ADR	9,300	652,674
	Sony Financial Holdings, Inc.	14,600	336,153
	Sotetsu Holdings, Inc.	12,700	339,413
	Sotoh Co., Ltd.	1,600	14,323
	Space Co., Ltd.	2,550	28,406
	Space Value Holdings Co., Ltd.	17,400	87,108
	Sparx Group Co., Ltd.	61,900	148,849
	SPK Corp.	1,800	42,753
	S-Pool, Inc.	6,500	46,087
	Square Enix Holdings Co., Ltd.	7,400	363,262
	SRA Holdings	5,500	127,828
	St Marc Holdings Co., Ltd.	9,200	192,494
	Stanley Electric Co., Ltd.	32,500	837,038
	Star Mica Holdings Co., Ltd.	4,000	60,204
	Star Micronics Co., Ltd.	17,300	221,192
	Starts Corp., Inc.	24,100	581,938
	Starzen Co., Ltd.	2,800	110,502
	St-Care Holding Corp.	8,200	35,600
	Stella Chemifa Corp.	4,300	118,350
	Step Co., Ltd.	1,700	25,167
	Strike Co., Ltd.	2,500	106,596
	Studio Alice Co., Ltd.	6,800	120,075
*	Studio Atao Co., Ltd.	1,600	9,828
	Subaru Corp.	56,700	1,418,208
	Subaru Enterprise Co., Ltd.	600	52,205
	Sugi Holdings Co., Ltd.	4,800	240,490
	Sugimoto & Co., Ltd.	4,500	80,035
	SUMCO Corp.	115,900	1,772,267
	Sumida Corp.	18,600	181,708
#	Suminoe Textile Co., Ltd.	2,300	53,692
	Sumiseki Holdings, Inc.	15,700	19,456
	Sumitomo Bakelite Co., Ltd.	10,200	366,632
	Sumitomo Chemical Co., Ltd.	407,900	1,733,248
	Sumitomo Corp.	86,100	1,280,709
	Sumitomo Dainippon Pharma Co., Ltd.	11,700	200,846
	Sumitomo Densetsu Co., Ltd.	7,100	170,949
	Sumitomo Electric Industries, Ltd.	116,500	1,553,134
	Sumitomo Forestry Co., Ltd.	84,700	1,176,149
	Sumitomo Heavy Industries, Ltd.	44,000	1,152,663
	Sumitomo Metal Mining Co., Ltd.	33,700	958,106
	Sumitomo Mitsui Construction Co., Ltd.	110,620	622,179
	Sumitomo Mitsui Financial Group, Inc.	99,700	3,505,391
	Sumitomo Mitsui Trust Holdings, Inc.	26,500	977,053
	Sumitomo Osaka Cement Co., Ltd.	16,700	678,961
*	Sumitomo Precision Products Co., Ltd.	1,100	32,235
	Sumitomo Realty & Development Co., Ltd.	33,600	1,237,001
	Sumitomo Riko Co., Ltd.	23,700	186,030
	Sumitomo Rubber Industries, Ltd.	131,095	1,440,382
	Sumitomo Seika Chemicals Co., Ltd.	5,100	145,295
	Sumitomo Warehouse Co., Ltd. (The)	24,600	318,717
	Sun Frontier Fudousan Co., Ltd.	22,700	253,491
	Suncall Corp.	4,300	20,976
	Sundrug Co., Ltd.	20,300	687,929
	Suntory Beverage & Food, Ltd.	10,000	423,383
	Sun-Wa Technos Corp.	5,500	49,333
#*	Suruga Bank, Ltd.	44,100	173,718
	Sushiro Global Holdings, Ltd.	4,400	369,238

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Suzuken Co., Ltd.	6,670	$255,727
	Suzuki Co., Ltd.	6,500	44,495
	Suzuki Motor Corp.	31,600	1,445,881
	SWCC Showa Holdings Co., Ltd.	14,200	176,215
	Sysmex Corp.	15,900	1,137,490
	System Information Co., Ltd.	2,800	24,960
	System Research Co., Ltd.	1,600	26,431
	Systemsoft Corp.	10,400	9,841
	Systena Corp.	22,600	379,184
	Syuppin Co., Ltd.	5,100	49,230
	T Hasegawa Co., Ltd.	12,000	246,159
	T RAD Co., Ltd.	4,400	73,661
	T&D Holdings, Inc.	84,400	899,644
	T&K Toka Co., Ltd.	7,600	68,434
	Tachibana Eletech Co., Ltd.	6,980	113,906
#	Tachikawa Corp.	4,700	53,000
	Tachi-S Co., Ltd.	12,300	143,242
	Tadano, Ltd.	41,100	346,506
	Taihei Dengyo Kaisha, Ltd.	6,700	139,624
	Taiheiyo Cement Corp.	49,500	1,332,285
	Taiheiyo Kouhatsu, Inc.	4,300	30,788
	Taiho Kogyo Co., Ltd.	7,500	49,518
	Taikisha, Ltd.	5,600	191,490
	Taiko Bank, Ltd. (The)	3,600	53,960
	Taisei Corp.	53,700	2,143,905
	Taisei Lamick Co., Ltd.	1,700	43,942
	Taisei Oncho Co., Ltd.	1,400	28,012
	Taisho Pharmaceutical Holdings Co., Ltd.	4,500	317,907
	Taiyo Holdings Co., Ltd.	5,000	211,509
	Taiyo Nippon Sanso Corp.	33,900	743,052
#	Taiyo Yuden Co., Ltd.	54,000	1,557,085
	Takachiho Koheki Co., Ltd.	2,500	26,404
	Takamatsu Construction Group Co., Ltd.	4,400	106,216
#	Takamatsu Machinery Co., Ltd.	1,100	8,499
	Takamiya Co., Ltd.	13,500	78,855
	Takano Co., Ltd.	5,000	36,343
	Takaoka Toko Co., Ltd.	4,200	43,247
	Takara Bio, Inc.	2,300	42,879
	Takara Holdings, Inc.	4,400	38,797
	Takara Leben Co., Ltd.	56,100	249,946
	Takara Printing Co., Ltd.	1,000	15,671
	Takara Standard Co., Ltd.	14,400	247,046
	Takasago International Corp.	6,300	135,942
	Takasago Thermal Engineering Co., Ltd.	8,200	142,402
	Takashima & Co., Ltd.	1,700	30,277
	Takashimaya Co., Ltd.	61,400	656,509
	Take And Give Needs Co., Ltd.	6,700	62,329
	TAKEBISHI Corp.	3,200	43,431
#*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	3,700	71,151
	Takeda Pharmaceutical Co., Ltd.	62,653	2,406,087
	Takeei Corp.	9,800	96,084
#	Takemoto Yohki Co., Ltd.	3,800	30,295
	Takeuchi Manufacturing Co., Ltd.	18,700	315,560
	Takihyo Co., Ltd.	1,900	32,980
	Takisawa Machine Tool Co., Ltd.	2,200	26,987
	Takuma Co., Ltd.	19,100	208,235
	Tama Home Co., Ltd.	11,900	139,991
	Tamron Co., Ltd.	4,200	89,203
	Tamura Corp.	30,000	175,214

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tanabe Engineering Corp.	1,500	$12,578
	Tanseisha Co., Ltd.	10,850	121,960
	Tatsuta Electric Wire and Cable Co., Ltd.	16,300	85,832
	Tayca Corp.	6,000	103,443
#	Tazmo Co., Ltd.	3,900	42,632
	Tbk Co., Ltd.	7,400	31,473
	TDC Soft, Inc.	8,600	76,822
	TDK Corp.	31,600	3,345,666
	Tear Corp.	3,400	18,647
	TechMatrix Corp.	7,000	166,745
	Techno Ryowa, Ltd.	1,900	15,697
	Techno Smart Corp.	800	6,743
	TechnoPro Holdings, Inc.	11,500	761,490
	Tecnos Japan, Inc.	3,200	13,804
	Teijin, Ltd.	121,400	2,170,487
	Teikoku Electric Manufacturing Co., Ltd.	6,400	80,134
	Teikoku Sen-I Co., Ltd.	4,500	101,046
	Teikoku Tsushin Kogyo Co., Ltd.	3,200	36,243
	Tekken Corp.	5,200	131,599
	Temairazu, Inc.	700	37,397
	Tenma Corp.	6,600	118,624
	Tenox Corp.	1,200	10,151
	Tenpos Holdings Co., Ltd.	1,100	24,723
	Teraoka Seisakusho Co., Ltd.	1,600	7,329
	Terasaki Electric Co., Ltd.	1,100	10,508
	Terumo Corp.	40,900	1,472,226
	T-Gaia Corp.	5,800	142,633
	THK Co., Ltd.	27,100	675,628
	Tigers Polymer Corp.	4,400	23,003
	TIS, Inc.	17,900	1,075,366
	TKC Corp.	5,200	257,461
	Toa Corp.	6,700	68,997
	Toa Corp.	6,900	98,217
	Toa Oil Co., Ltd.	4,100	84,838
	TOA ROAD Corp.	2,300	72,146
	Toagosei Co., Ltd.	51,400	574,684
	Toba, Inc.	400	11,008
	Tobishima Corp.	12,310	155,754
	Tobu Railway Co., Ltd.	16,800	591,813
	TOC Co., Ltd.	17,100	137,342
	Tocalo Co., Ltd.	40,500	403,447
	Tochigi Bank, Ltd. (The)	50,000	90,980
	Toda Corp.	74,500	477,797
	Toda Kogyo Corp.	2,200	42,463
	Toei Animation Co., Ltd.	4,700	225,229
	Toei Co., Ltd.	2,400	331,422
#	Toell Co., Ltd.	1,900	13,694
	Toenec Corp.	3,700	133,559
	Togami Electric Manufacturing Co., Ltd.	999	17,976
	Toho Bank, Ltd. (The)	79,800	183,398
	Toho Co., Ltd.	1,400	51,574
#	Toho Co., Ltd.	3,200	52,515
	Toho Gas Co., Ltd.	9,400	363,141
	Toho Holdings Co., Ltd.	22,200	455,914
	Toho Titanium Co., Ltd.	16,000	122,489
	Toho Zinc Co., Ltd.	7,400	126,664
	Tohoku Bank, Ltd. (The)	4,300	40,674
	Tohoku Electric Power Co., Inc.	38,400	359,924
	Tohoku Steel Co., Ltd.	1,200	16,395

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tohto Suisan Co., Ltd.	600	$15,347
#	Tokai Carbon Co., Ltd.	73,000	659,758
	Tokai Corp.	5,200	125,793
	TOKAI Holdings Corp.	56,900	542,126
	Tokai Rika Co., Ltd.	36,000	611,826
	Tokai Tokyo Financial Holdings, Inc.	97,200	289,293
	Token Corp.	5,200	359,666
	Tokio Marine Holdings, Inc.	35,200	1,910,698
	Tokushu Tokai Paper Co., Ltd.	4,100	149,375
	Tokuyama Corp.	44,100	1,118,418
*	Tokyo Base Co., Ltd.	5,400	25,116
	Tokyo Broadcasting System Holdings, Inc.	11,100	191,979
	Tokyo Century Corp.	13,800	701,999
#	Tokyo Dome Corp.	38,600	362,178
*	Tokyo Electric Power Co. Holdings, Inc.	133,800	529,833
	Tokyo Electron Device, Ltd.	3,500	80,627
	Tokyo Electron, Ltd.	14,800	3,255,201
	Tokyo Energy & Systems, Inc.	10,400	83,767
	Tokyo Gas Co., Ltd.	27,000	593,622
	Tokyo Individualized Educational Institute, Inc.	6,100	39,994
	Tokyo Keiki, Inc.	4,900	45,846
	Tokyo Kiraboshi Financial Group, Inc.	12,200	139,754
	Tokyo Ohka Kogyo Co., Ltd.	8,000	331,442
	Tokyo Printing Ink Manufacturing Co., Ltd.	500	11,163
#	Tokyo Rakutenchi Co., Ltd.	700	38,449
	Tokyo Rope Manufacturing Co., Ltd.	5,600	56,256
	Tokyo Sangyo Co., Ltd.	7,700	44,756
	Tokyo Seimitsu Co., Ltd.	13,500	469,717
	Tokyo Steel Manufacturing Co., Ltd.	13,900	104,136
	Tokyo Tatemono Co., Ltd.	60,800	982,370
	Tokyo Tekko Co., Ltd.	4,000	55,314
#	Tokyo Theatres Co., Inc.	3,400	42,304
	Tokyotokeiba Co., Ltd.	5,200	152,849
	Tokyu Construction Co., Ltd.	59,000	411,701
	Tokyu Corp.	28,100	495,186
	Tokyu Fudosan Holdings Corp.	250,000	1,762,334
	Tokyu Recreation Co., Ltd.	1,000	52,302
	Toli Corp.	17,400	46,854
	Tomato Bank, Ltd.	3,000	28,372
	Tomen Devices Corp.	1,300	46,660
	Tomoe Corp.	9,200	35,165
	Tomoe Engineering Co., Ltd.	3,200	63,810
	Tomoegawa Co., Ltd.	1,600	13,057
	Tomoku Co., Ltd.	4,500	76,135
	TOMONY Holdings, Inc.	63,900	212,199
	Tomy Co., Ltd.	55,300	598,122
	Tonami Holdings Co., Ltd.	2,400	109,512
	Topcon Corp.	41,000	564,792
	Toppan Forms Co., Ltd.	20,800	236,022
	Toppan Printing Co., Ltd.	39,520	787,635
	Topre Corp.	20,500	311,156
	Topy Industries, Ltd.	6,000	97,290
	Toray Industries, Inc.	172,300	1,127,413
	Torex Semiconductor, Ltd.	2,800	38,277
	Toridoll Holdings Corp.	11,800	268,692
#	Torigoe Co., Ltd. (The)	6,600	49,725
	Torii Pharmaceutical Co., Ltd.	6,300	213,820
#	Torikizoku Co., Ltd.	1,700	40,073
	Torishima Pump Manufacturing Co., Ltd.	8,500	67,622

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tosei Corp.	18,900	$243,932
	Toshiba Corp.	8,800	281,251
#	Toshiba Machine Co., Ltd.	8,700	265,976
	Toshiba TEC Corp.	17,000	665,701
	Tosho Co., Ltd.	5,300	103,134
	Tosoh Corp.	89,200	1,258,158
	Totech Corp.	1,300	32,130
	Totetsu Kogyo Co., Ltd.	8,800	256,235
	TOTO, Ltd.	13,399	544,461
	Totoku Electric Co., Ltd.	1,400	31,275
	Tottori Bank, Ltd. (The)	4,100	50,201
	Toukei Computer Co., Ltd.	500	16,151
	Tow Co., Ltd.	8,600	75,320
	Towa Bank, Ltd. (The)	14,000	102,308
	Towa Corp.	8,500	76,630
	Towa Pharmaceutical Co., Ltd.	16,200	369,916
	Toyo Construction Co., Ltd.	45,200	214,113
	Toyo Corp.	9,100	103,763
	Toyo Denki Seizo K.K.	3,000	40,921
*	Toyo Engineering Corp.	12,100	62,378
#	Toyo Gosei Co., Ltd.	1,700	60,932
	Toyo Ink SC Holdings Co., Ltd.	16,400	365,620
	Toyo Kanetsu K.K.	4,000	79,771
	Toyo Logistics Co., Ltd.	10,200	29,344
	Toyo Machinery & Metal Co., Ltd.	6,400	30,232
#	Toyo Securities Co., Ltd.	30,100	40,253
	Toyo Seikan Group Holdings, Ltd.	41,900	708,848
	Toyo Suisan Kaisha, Ltd.	4,100	171,773
	Toyo Tanso Co., Ltd.	4,900	91,125
	Toyo Tire Corp	59,300	741,270
	Toyo Wharf & Warehouse Co., Ltd.	2,300	29,790
	Toyobo Co., Ltd.	54,300	741,298
	Toyoda Gosei Co., Ltd.	45,700	1,036,868
	Toyota Boshoku Corp.	32,500	469,210
	Toyota Industries Corp.	10,200	551,693
	Toyota Motor Corp., Sponsored ADR	10,100	1,402,284
	Toyota Motor Corp.	318,564	22,148,974
	Toyota Tsusho Corp.	26,100	902,331
	TPR Co., Ltd.	13,900	227,520
	Trancom Co., Ltd.	5,200	369,194
	Transaction Co., Ltd.	2,000	19,585
	Treasure Factory Co., Ltd.	2,100	16,236
*	Trend Micro, Inc.	16,100	841,231
#	Tri Chemical Laboratories, Inc.	1,700	161,349
#	Trinity Industrial Corp.	2,000	17,036
	Trusco Nakayama Corp.	12,400	288,455
	TS Tech Co., Ltd.	20,100	552,395
	TSI Holdings Co., Ltd.	27,900	131,155
	Tsubaki Nakashima Co., Ltd.	23,900	279,973
	Tsubakimoto Chain Co.	12,200	375,428
	Tsubakimoto Kogyo Co., Ltd.	1,000	36,316
*	Tsudakoma Corp.	1,400	13,879
	Tsugami Corp.	27,600	249,225
	Tsukada Global Holdings, Inc.	9,500	50,333
	Tsukishima Kikai Co., Ltd.	12,100	159,963
	Tsukuba Bank, Ltd.	43,500	81,797
	Tsukui Corp.	32,700	170,521
	Tsumura & Co.	11,000	298,762
	Tsuruha Holdings, Inc.	4,600	563,048

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsurumi Manufacturing Co., Ltd.	7,600	$125,801
	Tsutsumi Jewelry Co., Ltd.	2,700	52,321
#	Tsuzuki Denki Co., Ltd.	1,500	18,878
	TV Asahi Holdings Corp.	11,400	217,449
	Tv Tokyo Holdings Corp.	5,800	123,561
	TYK Corp.	8,500	24,162
	UACJ Corp.	20,400	415,701
	Ube Industries, Ltd.	68,700	1,378,879
	Ubicom Holdings, Inc.	1,500	18,051
	Uchida Yoko Co., Ltd.	2,500	163,093
	Ulvac, Inc.	31,100	1,121,895
#	UMC Electronics Co., Ltd.	2,600	9,810
*	Umenohana Co., Ltd.	500	11,633
	Unicharm Corp.	13,800	472,286
	Uniden Holdings Corp.	2,500	46,945
#	UNIMAT Retirement Community Co., Ltd.	3,300	47,022
	Union Tool Co.	1,900	53,837
	Unipres Corp.	25,000	318,874
	United Arrows, Ltd.	7,300	194,122
#	United Super Markets Holdings, Inc.	26,300	234,858
	UNITED, Inc.	5,100	54,728
*	Unitika, Ltd.	25,100	98,754
	Universal Entertainment Corp.	6,000	175,938
	Unizo Holdings Co., Ltd.	9,200	467,838
	Urbanet Corp. Co., Ltd.	6,200	20,225
	Usen-Next Holdings Co., Ltd.	1,800	27,074
	Ushio, Inc.	49,100	718,432
	USS Co., Ltd.	21,500	390,217
	UT Group Co., Ltd.	7,800	194,404
	Utoc Corp.	5,300	27,337
#	V Technology Co., Ltd.	3,500	154,612
	Valor Holdings Co., Ltd.	20,000	349,516
	Valqua, Ltd.	9,400	198,726
	Value HR Co., Ltd.	800	22,656
	ValueCommerce Co., Ltd.	5,400	125,652
#	V-Cube, Inc.	2,200	13,990
*	Vector, Inc.	10,300	117,094
	Vertex Corp.	2,540	45,224
#*	VIA Holdings, Inc.	7,400	44,958
	Village Vanguard Co., Ltd.	1,700	15,663
*	Vision, Inc.	5,700	74,455
#*	Visionary Holdings Co., Ltd.	3,650	17,371
	Vital KSK Holdings, Inc.	17,900	170,205
	VT Holdings Co., Ltd.	50,900	208,231
	Wacoal Holdings Corp.	19,300	513,732
	Wacom Co., Ltd.	55,500	202,167
	Wakachiku Construction Co., Ltd.	5,600	84,986
	Wakita & Co., Ltd.	15,800	146,153
	Warabeya Nichiyo Holdings Co., Ltd.	5,700	93,996
	Waseda Academy Co., Ltd.	1,400	14,476
	Watahan & Co., Ltd.	4,300	74,543
	WATAMI Co., Ltd.	7,200	84,278
	Watts Co., Ltd.	4,800	27,258
	Wavelock Holdings Co., Ltd.	2,200	16,040
	WDB Holdings Co., Ltd.	2,700	65,724
	Weathernews, Inc.	1,500	52,630
	Welcia Holdings Co., Ltd.	6,100	334,973
	West Holdings Corp.	11,000	174,279
	West Japan Railway Co.	6,900	583,808

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Will Group, Inc.	6,900	$66,835
	WIN-Partners Co., Ltd.	5,300	55,691
	Wood One Co., Ltd.	3,200	33,613
	Workman Co., Ltd.	1,600	128,935
	World Holdings Co., Ltd.	4,300	64,992
	Wowow, Inc.	3,000	74,344
	Xebio Holdings Co., Ltd.	9,900	105,313
	YAC Holdings Co., Ltd.	2,400	13,836
	Yachiyo Industry Co., Ltd.	2,600	16,363
	Yagi & Co., Ltd.	1,400	21,671
	Yahagi Construction Co., Ltd.	10,400	79,284
	Yaizu Suisankagaku Industry Co., Ltd.	1,500	14,223
	Yakult Honsha Co., Ltd.	4,000	201,181
	YAKUODO Holdings Co., Ltd.	3,300	66,092
	YAMABIKO Corp.	14,000	136,695
	YAMADA Consulting Group Co., Ltd.	4,000	54,617
	Yamada Denki Co., Ltd.	74,188	373,927
	Yamagata Bank, Ltd. (The)	10,900	137,727
	Yamaguchi Financial Group, Inc.	83,400	502,083
	Yamaha Corp.	2,500	127,717
	Yamaha Motor Co., Ltd.	96,700	1,794,522
#*	Yamaha Motor Robotics Holdings Co., Ltd.	6,900	30,977
	Yamaichi Electronics Co., Ltd.	10,400	152,243
#	YA-MAN, Ltd.	8,700	51,890
	Yamanashi Chuo Bank, Ltd. (The)	11,800	106,825
	Yamashina Corp.	25,000	14,779
	Yamatane Corp.	3,200	44,005
#	Yamato Corp.	7,100	49,635
	Yamato Holdings Co., Ltd.	41,500	664,551
	Yamato International, Inc.	5,400	20,225
	Yamato Kogyo Co., Ltd.	16,800	407,010
	Yamaura Corp.	2,400	20,364
	Yamaya Corp.	1,800	36,633
	Yamazaki Baking Co., Ltd.	33,500	637,521
	Yamazawa Co., Ltd.	1,300	20,206
	Yamazen Corp.	15,500	143,607
	Yaoko Co., Ltd.	8,800	450,241
	Yashima Denki Co., Ltd.	3,000	24,744
#	Yaskawa Electric Corp.	27,200	931,104
	Yasuda Logistics Corp.	6,700	65,271
	Yasunaga Corp.	4,500	47,320
	Yellow Hat, Ltd.	15,300	243,560
	Yodogawa Steel Works, Ltd.	8,100	144,870
	Yokogawa Bridge Holdings Corp.	14,000	262,613
	Yokogawa Electric Corp.	18,800	327,121
	Yokohama Reito Co., Ltd.	21,300	185,328
	Yokohama Rubber Co., Ltd. (The)	83,400	1,417,568
	Yokowo Co., Ltd.	8,200	217,404
	Yomeishu Seizo Co., Ltd.	3,500	63,573
	Yomiuri Land Co., Ltd.	2,199	86,250
	Yondenko Corp.	1,700	44,888
	Yondoshi Holdings, Inc.	4,600	99,913
	Yorozu Corp.	9,900	130,044
#	Yoshinoya Holdings Co., Ltd.	3,500	79,148
	Yossix Co., Ltd.	700	18,570
	Yotai Refractories Co., Ltd.	10,600	67,508
	Yuasa Trading Co., Ltd.	7,100	227,793
	Yuken Kogyo Co., Ltd.	1,100	17,092
#	Yumeshin Holdings Co., Ltd.	15,700	121,621

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yurtec Corp.	15,000	$89,983
	Yushiro Chemical Industry Co., Ltd.	3,700	45,797
	Z Holdings Corp.	140,000	556,071
	Zaoh Co., Ltd.	1,100	14,875
	Zenitaka Corp. (The)	1,000	36,824
	Zenkoku Hosho Co., Ltd.	15,900	680,262
	Zenrin Co., Ltd.	12,400	167,073
	Zensho Holdings Co., Ltd.	19,300	408,693
	Zeon Corp.	90,900	965,251
	ZIGExN Co., Ltd.	15,800	70,288
	ZOZO, Inc.	26,400	439,712
	Zuiko Corp.	1,100	42,626
	Zuken, Inc.	3,700	83,980
TOTAL JAPAN			646,119,137
MALAYSIA — (0.6%)
#	Duopharma Biotech Bhd	116,664	45,146
#	7-Eleven Malaysia Holdings Bhd, Class B	134,004	45,697
	Aeon Co. M Bhd	303,900	100,535
	AEON Credit Service M Bhd	49,149	155,542
	AFFIN Bank Bhd	118,570	53,095
	AirAsia Group Bhd	909,500	315,937
#*	AirAsia X Bhd	882,200	27,809
	Alliance Bank Malaysia Bhd	373,600	222,202
	AMMB Holdings Bhd	421,600	379,265
	Ann Joo Resources Bhd	119,300	31,831
	Astro Malaysia Holdings Bhd	298,900	87,129
	ATA IMS Bhd	99,600	41,568
	Axiata Group Bhd	430,490	449,617
	Batu Kawan Bhd	7,200	28,589
#*	Berjaya Assets Bhd	176,800	12,711
*	Berjaya Corp. Bhd	1,139,136	66,346
	Berjaya Food Bhd	35,000	11,053
*	Berjaya Land Bhd	333,000	14,482
	Berjaya Sports Toto Bhd	346,206	213,070
*	Bermaz Auto Bhd	285,700	128,564
	BIMB Holdings Bhd	133,900	129,113
#	Boustead Holdings Bhd	152,600	30,518
#	Boustead Plantations Bhd	196,420	28,609
#	British American Tobacco Malaysia Bhd	38,700	111,018
#*	Bumi Armada Bhd	1,207,700	103,537
	Bursa Malaysia Bhd	173,650	234,341
	CAB Cakaran Corp. Bhd	141,300	12,712
	Cahya Mata Sarawak Bhd	181,200	94,978
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	320,695
	CB Industrial Product Holding Bhd	88,300	19,639
	CIMB Group Holdings Bhd	479,097	574,531
	CJ Century Logistics Holdings Bhd, Class B	80,400	7,246
	Cypark Resources Bhd	54,200	17,493
	D&O Green Technologies Bhd	241,100	46,351
	Dagang NeXchange Bhd	236,200	13,733
#	Datasonic Group Bhd	257,500	90,968
*	Dayang Enterprise Holdings Bhd	125,400	83,763
	Dialog Group Bhd	178,600	141,938
	DiGi.Com Bhd	250,200	256,868
#	DRB-Hicom Bhd	381,000	209,578
	Dutch Lady Milk Industries Bhd	4,500	44,969
	Eastern & Oriental Bhd	318,375	43,381
#*	Eco World Development Group Bhd	443,900	68,966

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Eco World International Bhd	84,700	$15,461
	Ekovest BHD	528,900	81,658
	Engtex Group Bhd	99,700	18,583
	Evergreen Fibreboard Bhd	78,450	4,652
#*	FGV Holdings Bhd	890,600	260,853
	Fraser & Neave Holdings Bhd	24,500	196,365
#	Frontken Corp. Bhd	331,900	187,666
	Gabungan AQRS Bhd	101,592	26,089
	Gadang Holdings Bhd	266,950	38,444
	Gamuda Bhd	356,400	334,112
	Gas Malaysia Bhd	64,000	42,865
	Genting Bhd	439,000	587,302
	Genting Malaysia Bhd	356,100	261,039
#	Genting Plantations Bhd	26,200	66,707
#	George Kent Malaysia Bhd	206,750	43,572
	Globetronics Technology Bhd	172,866	98,349
	Guan Chong Bhd	91,800	67,071
	Hai-O Enterprise Bhd	71,300	34,704
	HAP Seng Consolidated Bhd	51,400	121,932
	Hartalega Holdings Bhd	172,200	248,270
#	Heineken Malaysia Bhd	36,100	244,948
#*	Hengyuan Refining Co. Bhd	64,400	55,918
	HeveaBoard Bhd	130,500	14,564
	Hiap Teck Venture Bhd	299,100	14,459
*	Hibiscus Petroleum Bhd	181,200	37,291
	Hong Leong Bank Bhd	17,780	69,157
	Hong Leong Financial Group Bhd	42,578	167,571
	Hong Leong Industries Bhd	19,300	44,941
	Hup Seng Industries Bhd	13,200	2,898
	IHH Healthcare Bhd	36,800	50,965
	IJM Corp. Bhd	732,200	376,133
	Inari Amertron Bhd	713,325	301,571
	Insas Bhd	185,000	38,886
	IOI Corp. Bhd	83,000	91,469
	IOI Properties Group Bhd	379,625	107,775
*	Iris Corp. Bhd	499,300	16,291
#*	Iskandar Waterfront City Bhd	224,600	39,575
#*	JAKS Resources Bhd	219,300	66,144
*	Jaya Tiasa Holdings Bhd	210,000	37,128
	Kerjaya Prospek Group Bhd	104,940	33,888
*	KNM Group Bhd	1,052,620	66,072
	Kossan Rubber Industries	177,100	211,097
	KPJ Healthcare Bhd	463,600	110,659
*	KSL Holdings Bhd	135,319	23,754
	Kuala Lumpur Kepong Bhd	26,600	147,497
	Land & General Bhd	399,300	13,085
	LBS Bina Group Bhd	255,180	29,491
	Lii Hen Industries Bhd	74,300	52,381
	Lingkaran Trans Kota Holdings Bhd	42,500	48,633
*	Lion Industries Corp. Bhd	95,700	8,087
	Lotte Chemical Titan Holding Bhd	32,000	15,977
	LPI Capital Bhd	40,440	147,339
	Magni-Tech Industries Bhd	167,200	99,784
	Magnum Bhd	251,500	156,208
	Mah Sing Group Bhd	553,875	90,345
	Malakoff Corp. Bhd	281,900	56,172
	Malayan Banking Bhd	179,565	368,510
	Malayan Flour Mills Bhd	308,600	42,894
	Malaysia Airports Holdings Bhd	225,400	369,113

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Malaysia Building Society Bhd	704,668	$136,481
	Malaysian Pacific Industries Bhd	55,600	161,320
	Malaysian Resources Corp. Bhd	652,100	105,937
	Malton Bhd	92,900	9,818
	Matrix Concepts Holdings Bhd	158,966	73,976
	Maxis Bhd	156,200	201,322
	MBM Resources BHD	57,700	53,211
*	Media Prima Bhd	393,500	20,083
#	Mega First Corp. Bhd	96,500	122,190
	MISC Bhd	164,800	307,869
	MKH Bhd	100,700	38,189
#	MMC Corp. Bhd	465,100	99,627
	MNRB Holdings Bhd	178,360	44,131
#	Muda Holdings Bhd	76,500	24,881
	Muhibbah Engineering M Bhd	129,500	53,447
*	Mulpha International Bhd	39,460	17,282
	My EG Services Bhd	488,400	122,933
	Nestle Malaysia Bhd	4,900	172,231
	NTPM Holdings Bhd	104,000	12,131
*	OCK Group Bhd	171,300	23,991
	Oriental Holdings BHD	127,200	199,349
#	OSK Holdings Bhd	472,550	110,408
	Padini Holdings Bhd	116,700	94,164
	Panasonic Manufacturing Malaysia Bhd	2,400	20,270
	Paramount Corp. Bhd	146,300	47,029
*	Pentamaster Corp. Bhd	109,649	130,167
	Petron Malaysia Refining & Marketing Bhd	47,500	55,564
	Petronas Chemicals Group Bhd	331,800	499,156
	Petronas Dagangan Bhd	29,500	159,408
	Petronas Gas Bhd	39,500	154,050
	PIE Industrial Bhd	20,300	6,193
#	Pos Malaysia Bhd	180,800	63,100
	PPB Group Bhd	69,820	316,334
#	Press Metal Aluminium Holdings Bhd	361,200	428,104
	Public Bank Bhd	358,700	1,622,092
	QL Resources Bhd	155,350	314,357
	Ranhill Holdings Bhd	89,400	21,383
	RGB International Bhd	325,257	14,972
	RHB Bank Bhd	165,757	230,214
	Sam Engineering & Equipment M Bhd	10,100	18,992
	Sapura Energy Bhd	3,089,700	183,324
	Sarawak Oil Palms Bhd	50,500	41,868
	Scientex Bhd	101,200	223,435
	Serba Dinamik Holdings Bhd	267,120	146,007
	Shangri-La Hotels Malaysia Bhd	17,500	20,070
	Sime Darby Bhd	343,670	182,081
#	Sime Darby Plantation Bhd	182,670	225,149
	Sime Darby Property Bhd	262,670	49,819
	SKP Resources Bhd	409,600	149,437
	SP Setia Bhd Group	345,879	110,050
*	Sumatec Resources Bhd	822,800	1,004
	Sunway Bhd	378,154	165,536
	Sunway Construction Group Bhd	116,690	51,387
	Supermax Corp. Bhd	441,692	190,740
	Syarikat Takaful Malaysia Keluarga Bhd	110,800	122,597
	Ta Ann Holdings Bhd	100,580	78,711
	TA Enterprise Bhd	384,000	52,428
	TA Global Bhd	228,100	13,097
	Taliworks Corp. Bhd	68,666	13,952

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	TDM Bhd	268,620	$15,888
	Telekom Malaysia Bhd	176,900	166,125
	Tenaga Nasional Bhd	128,100	387,790
	Thong Guan Industries Bhd	14,600	12,592
	TIME dotCom Bhd	36,300	81,948
	Top Glove Corp. Bhd	318,200	453,168
	Tropicana Corp. Bhd	175,283	37,393
	Tune Protect Group Bhd	191,000	23,395
	Uchi Technologies Bhd	83,700	53,841
#	UEM Edgenta Bhd	74,800	48,500
*	UEM Sunrise Bhd	699,100	101,650
	UMW Holdings Bhd	137,700	131,256
	UOA Development Bhd	283,500	136,566
*	Velesto Energy Bhd	1,107,073	92,595
	ViTrox Corp. Bhd	45,900	103,939
#*	Vizione Holdings Bhd	186,600	37,333
	VS Industry Bhd	791,024	258,309
#*	Wah Seong Corp. Bhd	116,300	33,323
*	WCT Holdings Bhd	357,051	66,348
	Wellcall Holdings Bhd	53,700	14,284
	Westports Holdings Bhd	170,000	163,165
	Yinson Holdings Bhd	232,800	350,769
*	YNH Property Bhd	124,837	81,627
	YTL Corp. Bhd	1,227,726	267,366
	YTL Power International Bhd	234,906	42,889
TOTAL MALAYSIA			23,208,604
MEXICO — (0.7%)
#	ALEATICA S.A.B. de C.V.	5,854	9,043
	Alfa S.A.B. de C.V., Class A	1,913,797	1,439,235
	Alpek S.A.B. de C.V.	245,078	229,961
*	Alsea S.A.B. de C.V.	298,281	724,254
	America Movil S.A.B. de C.V.	1,496,439	1,237,826
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	28,021	467,390
	Arca Continental S.A.B. de C.V.	51,732	292,944
*	Axtel S.A.B. de C.V.	499,613	84,346
	Banco del Bajio SA	47,130	77,845
	Becle S.A.B. de C.V.	85,651	159,059
	Bolsa Mexicana de Valores S.A.B. de C.V.	208,501	485,404
	Cemex S.A.B. de C.V.	1,906,650	765,869
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	800	48,760
	Coca-Cola Femsa S.A.B. de C.V.	50,925	311,148
	Consorcio ARA S.A.B. de C.V.	379,718	84,201
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	4,146	53,857
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	132,904	172,816
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	184,629	337,101
	Credito Real S.A.B. de C.V. SOFOM ER	84,592	106,996
#	El Puerto de Liverpool S.A.B. de C.V.	31,272	166,162
#*	Elementia S.A.B. de C.V.	21,051	12,266
#*	Empresas ICA S.A.B. de C.V.	42,400	33
	Fomento Economico Mexicano S.A.B. de C.V.	48,592	438,126
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	267	24,075
*	Genomma Lab Internacional S.A.B. de C.V., Class B	418,247	492,719
	Gentera S.A.B. de C.V.	444,917	503,888
	Gruma S.A.B. de C.V., Class B	72,377	769,256
*	Grupo Aeromexico S.A.B. de C.V.	110,715	83,730
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	152,098	1,157,508
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	1,600	197,888
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	89,798	1,111,909

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	500	$96,395
	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	18,655	358,765
	Grupo Bimbo S.A.B. de C.V.	290,336	520,885
	Grupo Carso S.A.B. de C.V.	68,490	246,949
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	32,420	168,161
	Grupo Comercial Chedraui S.A. de C.V.	145,214	190,744
	Grupo Elektra S.A.B. de C.V.	11,994	876,278
*	Grupo Famsa S.A.B. de C.V., Class A	60,103	13,137
	Grupo Financiero Banorte S.A.B. de C.V.	441,182	2,718,940
	Grupo Financiero Inbursa S.A.B. de C.V.	344,293	391,932
#	Grupo Herdez S.A.B. de C.V.	119,801	238,771
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	60,872	20,779
	Grupo Industrial Saltillo S.A.B. de C.V.	7,630	9,287
#	Grupo Lala S.A.B. de C.V.	119,465	107,228
	Grupo Mexico S.A.B. de C.V., Class B	687,634	1,827,941
#	Grupo Rotoplas S.A.B. de C.V.	42,322	35,277
	Grupo Sanborns S.A.B. de C.V.	66,549	82,061
*	Grupo Simec S.A.B. de C.V., Class B	33,392	115,398
	Grupo Televisa S.A.B., Sponsored ADR	14,900	165,688
#	Grupo Televisa S.A.B.	380,998	846,662
*	Grupo Traxion S.A.B. de C.V.	22,758	19,837
*	Hoteles City Express S.A.B. de C.V.	174,099	130,744
*	Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.	30,799	65,199
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	200	9,668
	Industrias Bachoco S.A.B. de C.V., Class B	96,697	388,006
*	Industrias CH S.A.B. de C.V.	75,560	373,851
#	Industrias Penoles S.A.B. de C.V.	48,407	502,477
	Infraestructura Energetica Nova S.A.B. de C.V.	36,711	172,525
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	276,689	572,399
#*	La Comer S.A.B. de C.V.	265,377	337,067
	Megacable Holdings S.A.B. de C.V.	225,959	846,890
*	Minera Frisco S.A.B. de C.V.	76,283	12,818
*	Minera Frisco S.A.B. de C.V., Class A1	129,447	21,580
	Nemak S.A.B. de C.V.	357,006	148,316
	Orbia Advance Corp. S.A.B. de C.V.	473,286	1,118,373
	Organizacion Cultiba S.A.B. de C.V.	15,310	9,723
	Organizacion Soriana S.A.B. de C.V., Class B	50,685	64,216
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	41,524	449,071
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	5,373	40,657
	Qualitas Controladora S.A.B. de C.V.	54,504	245,730
	Regional S.A.B. de C.V.	114,430	651,680
#*	Telesites S.A.B. de C.V.	347,607	255,708
	TV Azteca S.A.B. de C.V.	620,632	26,112
	Unifin Financiera S.A.B. de C.V.	53,817	82,026
	Vitro S.A.B. de C.V., Class A	28,118	61,681
	Wal-Mart de Mexico S.A.B. de C.V.	186,983	547,130
TOTAL MEXICO			28,230,377
NETHERLANDS — (2.1%)
	Aalberts NV	60,637	2,647,444
	ABN AMRO Bank NV	63,979	1,113,584
	Accell Group NV	8,349	258,173
	Aegon NV	503,496	2,039,107
	Aegon NV	7,276	29,176
	Akzo Nobel NV	13,811	1,303,278
*	Altice Europe NV	53,307	342,613
*	Altice Europe NV, Class B	4,940	32,193
#	AMG Advanced Metallurgical Group NV	22,278	506,559
	Amsterdam Commodities NV	8,642	198,422

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	APERAM SA	23,992	$685,790
	Arcadis NV	34,364	780,571
	ArcelorMittal SA	87,766	1,289,108
#	ArcelorMittal SA	9,314	136,543
	ASM International NV	19,901	2,418,498
	ASML Holding NV	4,870	1,366,702
	ASML Holding NV	20,610	5,784,403
	ASR Nederland NV	67,943	2,528,096
*	Basic-Fit NV	8,181	302,672
	BE Semiconductor Industries NV	42,901	1,816,277
#*	Beter Bed Holding NV	7,231	18,011
#	Boskalis Westminster	35,323	826,174
#	Brunel International NV	5,294	48,557
	Coca-Cola European Partners P.L.C.	34,750	1,856,618
	Corbion NV	33,674	1,166,334
	Flow Traders	20,804	485,863
#	ForFarmers NV	23,206	151,690
#*	Fugro NV	31,698	332,905
	GrandVision NV	18,748	574,369
*	Heijmans NV	12,081	95,715
	Heineken NV	35,497	3,862,321
	Hunter Douglas NV	2,176	142,195
	IMCD NV	10,389	897,076
#	ING Groep NV, Sponsored ADR	38,057	413,680
	ING Groep NV	277,089	3,008,412
	Intertrust NV	17,019	302,872
	Kendrion NV	8,498	185,977
	Koninklijke Ahold Delhaize NV, Sponsored ADR	876	21,495
	Koninklijke Ahold Delhaize NV	384,495	9,436,057
	Koninklijke BAM Groep NV	146,721	403,984
	Koninklijke DSM NV	29,762	3,622,199
	Koninklijke KPN NV	1,095,752	3,070,118
	Koninklijke Philips NV	47,220	2,162,555
#	Koninklijke Philips NV	39,161	1,792,791
	Koninklijke Vopak NV	29,677	1,589,090
*	Lucas Bols NV	2,030	30,379
	Nederland Apparatenfabriek	2,486	134,628
	NN Group NV	48,808	1,694,053
#*	OCI NV	14,303	246,388
	Ordina NV	39,907	87,682
	PostNL NV	173,280	319,695
*	Prosus N.V.	10,171	733,671
	Randstad NV	59,385	3,410,836
#	SBM Offshore NV	90,737	1,561,000
#	SIF Holding NV	4,117	60,748
	Signify NV	39,955	1,331,572
	Sligro Food Group NV	9,932	283,903
	TKH Group NV	25,422	1,343,940
	TomTom NV	29,599	321,264
	Unilever NV	66,112	3,853,007
	Unilever NV	32,435	1,892,653
	Van Lanschot Kempen NV	6,150	130,598
	Wolters Kluwer NV	37,368	2,807,887
TOTAL NETHERLANDS			82,290,171
NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd.	106,585	1,021,205
	Air New Zealand, Ltd.	389,826	708,045
	Auckland International Airport, Ltd.	59,383	330,533

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	CBL Corp., Ltd.	591	$227
	Chorus, Ltd.	199,843	840,332
	Contact Energy, Ltd.	95,412	456,693
	EBOS Group, Ltd.	27,731	425,654
	Fisher & Paykel Healthcare Corp., Ltd.	80,671	1,206,737
	Fletcher Building, Ltd.	189,279	675,580
	Fletcher Building, Ltd.	2,494	8,837
#*	Fonterra Co-operative Group, Ltd.	17,499	45,705
	Freightways, Ltd.	46,720	259,123
	Genesis Energy, Ltd.	97,494	197,707
#	Gentrack Group, Ltd.	12,157	15,648
	Hallenstein Glasson Holdings, Ltd.	20,188	78,174
	Heartland Group Holdings, Ltd.	195,442	235,262
	Infratil, Ltd.	145,207	506,999
	Investore Property, Ltd.	36,996	44,620
	Kathmandu Holdings, Ltd.	77,163	148,281
	Mainfreight, Ltd.	25,513	681,087
	Mercury NZ, Ltd.	54,040	182,055
	Meridian Energy, Ltd.	55,750	191,581
	Metlifecare, Ltd.	84,170	373,114
*	Metro Performance Glass, Ltd.	22,279	3,666
	NEW Zealand King Salmon Investments, Ltd.	10,005	14,460
	New Zealand Refining Co., Ltd. (The)	73,105	76,798
*	NZME, Ltd.	54,459	13,634
#	NZX, Ltd.	65,972	59,102
#	Oceania Healthcare, Ltd.	84,219	66,365
#	Port of Tauranga, Ltd.	43,709	213,003
*	Pushpay Holdings, Ltd.	6,700	19,347
*	Restaurant Brands New Zealand, Ltd.	9,961	85,828
	Ryman Healthcare, Ltd.	41,222	437,024
	Sanford, Ltd.	10,322	52,286
	Scales Corp., Ltd.	37,612	115,209
#	Skellerup Holdings, Ltd.	53,156	85,553
	SKY Network Television, Ltd.	127,131	56,640
	SKYCITY Entertainment Group, Ltd.	292,557	685,342
	Spark New Zealand, Ltd.	295,490	885,029
	Steel & Tube Holdings, Ltd.	32,029	16,926
	Summerset Group Holdings, Ltd.	108,918	624,636
*	Synlait Milk, Ltd.	13,419	75,760
	Tourism Holdings, Ltd.	68,779	132,138
*	TOWER, Ltd.	33,200	14,970
#	Trustpower, Ltd.	10,678	51,692
	Turners Automotive Group, Ltd.	21,827	38,297
	Vector, Ltd.	29,600	69,496
#	Vista Group International, Ltd.	245	564
	Warehouse Group, Ltd. (The)	9,300	16,113
	Z Energy, Ltd.	115,074	329,546
TOTAL NEW ZEALAND			12,872,623
NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	238,000	102,710
*	Adevinta ASA, Class B	7,457	90,983
	AF Gruppen ASA	6,439	120,400
*	Akastor ASA	63,364	62,866
	Aker ASA, Class A	2,227	122,823
	Aker BP ASA	31,110	876,286
*	Aker Solutions ASA	52,196	105,404
	American Shipping Co. ASA	15,007	52,334
*	Archer, Ltd.	41,403	12,876

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Atea ASA	33,779	$438,419
	Austevoll Seafood ASA	40,040	390,379
*	Avance Gas Holding, Ltd.	16,815	95,983
#*	Axactor SE	56,980	106,235
	B2Holding ASA	70,710	59,020
	Bakkafrost P/F	11,809	840,204
	Bonheur ASA	8,451	194,610
	Borregaard ASA	42,001	401,624
	BW LPG, Ltd.	34,399	276,907
#*	BW Offshore, Ltd.	55,857	304,615
	DNB ASA	75,292	1,316,298
	DNO ASA	359,035	356,333
	Entra ASA	18,515	315,976
	Equinor ASA	179,214	3,234,378
	Equinor ASA, Sponsored ADR	7,404	134,605
	Europris ASA	64,160	233,302
#	FLEX LNG, Ltd.	14,271	116,567
	Frontline, Ltd.	34,372	310,759
	Gjensidige Forsikring ASA	15,951	347,640
	Grieg Seafood ASA	31,665	485,216
#*	Hexagon Composites ASA	31,218	111,567
	Hoegh LNG Holdings, Ltd.	15,351	45,858
*	Kongsberg Automotive ASA	161,629	90,818
	Kongsberg Gruppen ASA	8,730	135,482
	Kvaerner ASA	55,434	60,990
	Leroy Seafood Group ASA	30,593	198,494
	Mowi ASA	40,861	974,606
#*	NEL ASA	114,338	113,177
#*	Nordic Nanovector ASA	2,597	6,944
*	Nordic Semiconductor ASA	14,137	90,077
	Norsk Hydro ASA	246,244	769,597
	Norway Royal Salmon ASA	6,701	170,770
#*	Norwegian Air Shuttle ASA	18,574	71,150
*	Norwegian Finans Holding ASA	44,318	452,851
	Norwegian Property ASA	1,619	2,426
#	Ocean Yield ASA	28,518	143,307
*	Odfjell Drilling, Ltd.	40,392	106,534
	Olav Thon Eiendomsselskap ASA	6,027	111,738
	Orkla ASA	40,705	392,957
*	Otello Corp. ASA	56,483	101,796
#*	PGS ASA	185,906	355,766
*	Protector Forsikring ASA	18,993	85,447
#*	REC Silicon ASA	72,105	40,413
	Salmar ASA	12,528	612,760
	Sbanken ASA	8,028	61,006
#	Scatec Solar ASA	21,609	368,182
	Schibsted ASA, Class A	4,875	146,799
	Schibsted ASA, Class B	5,484	154,903
	Selvaag Bolig ASA	14,564	83,234
	Solon Eiendom ASA	6,828	27,532
	SpareBank 1 SR-Bank ASA	53,145	565,393
	Stolt-Nielsen, Ltd.	13,146	169,595
	Storebrand ASA	142,060	1,091,413
	Subsea 7 SA	66,288	708,685
	Telenor ASA	44,916	811,679
	TGS NOPEC Geophysical Co. ASA	38,099	968,406
	Tomra Systems ASA	29,260	861,264
	Treasure ASA	17,251	26,257
	Veidekke ASA	38,542	485,396

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#	Wallenius Wilhelmsen ASA	26,615	$70,328
	Wilh Wilhelmsen Holding ASA, Class A	6,373	100,078
#*	XXL ASA	42,028	53,570
	Yara International ASA	6,934	251,811
TOTAL NORWAY			23,756,808
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	1,856	17,094
	Cia de Minas Buenaventura SAA, ADR	1,300	16,809
	Credicorp, Ltd.	1,928	398,286
*	Fossal SAA, ADR	235	63
*	Grana y Montero SAA, Sponsored ADR	6,245	13,739
TOTAL PERU			445,991
PHILIPPINES — (0.3%)
	Aboitiz Equity Ventures, Inc.	123,820	119,586
	Aboitiz Power Corp.	168,700	107,464
*	AC Energy Philippines, Inc.	685,000	26,613
	Alliance Global Group, Inc.	1,032,200	218,950
	Altus Property Ventures, Inc.	16,310	1,247
*	Apex Mining Co., Inc.	1,093,000	21,295
	Ayala Corp.	12,415	176,796
	Ayala Land, Inc.	458,000	372,811
	Bank of the Philippine Islands	89,166	144,574
	BDO Unibank, Inc.	109,333	317,515
	Belle Corp.	1,052,000	32,473
	Bloomberry Resorts Corp.	2,201,400	389,063
	Cebu Air, Inc.	100,610	148,320
*	CEMEX Holdings Philippines, Inc.	2,108,195	58,699
	Century Pacific Food, Inc.	276,900	81,640
	Chelsea Logistics and Infrastructure Holdings Corp.	169,400	16,837
	China Banking Corp.	137,192	67,745
	China Lotsynergy Holdings Ltd.	457,000	22,829
	Cosco Capital, Inc.	917,700	110,072
	D&L Industries, Inc.	665,000	115,288
	DMCI Holdings, Inc.	1,630,000	194,983
*	DoubleDragon Properties Corp.	217,800	67,947
	Eagle Cement Corp.	82,700	20,629
*	East West Banking Corp.	277,950	61,172
	EEI Corp.	156,000	25,720
	Emperador, Inc.	463,900	65,797
	Filinvest Development Corp.	18,400	4,694
	Filinvest Land, Inc.	5,123,000	146,652
	First Gen Corp.	302,000	120,427
	First Philippine Holdings Corp.	115,830	151,593
*	Global Ferronickel Holdings, Inc.	452,574	13,000
*	Global-Estate Resorts, Inc.	897,000	18,404
	Globe Telecom, Inc.	7,840	291,670
	GT Capital Holdings, Inc.	17,968	238,213
*	Holcim Philippines, Inc.	18,000	4,490
	Integrated Micro-Electronics, Inc.	251,445	34,629
	International Container Terminal Services, Inc.	174,250	444,238
	JG Summit Holdings, Inc.	271,990	373,144
	Jollibee Foods Corp.	93,170	349,590
*	Leisure & Resorts World Corp.	146,000	6,560
	Lopez Holdings Corp.	974,500	71,219
	LT Group, Inc.	432,900	83,648
	MacroAsia Corp.	30,900	5,546

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Manila Electric Co.	16,880	$85,036
	Manila Water Co., Inc.	335,200	80,190
	Max's Group, Inc.	48,700	9,567
	Megawide Construction Corp.	384,700	110,218
	Megaworld Corp.	2,645,600	210,201
	Metro Pacific Investments Corp.	1,921,500	121,044
	Metro Retail Stores Group, Inc.	200,000	7,706
	Metropolitan Bank & Trust Co.	190,416	214,459
	Nickel Asia Corp.	1,050,480	59,037
	Pepsi-Cola Products Philippines, Inc.	13,000	473
	Petron Corp.	1,056,700	75,060
*	Philex Mining Corp.	319,400	18,145
*	Philippine National Bank	152,272	95,256
	Phoenix Petroleum Philippines, Inc.	107,200	25,073
	Pilipinas Shell Petroleum Corp.	124,530	73,260
	PLDT, Inc., Sponsored ADR	7,185	137,736
	PLDT, Inc.	21,855	425,175
	Premium Leisure Corp.	952,000	10,100
	Puregold Price Club, Inc.	269,900	202,118
	Rizal Commercial Banking Corp.	104,115	40,846
	Robinsons Land Corp.	847,138	423,727
	Robinsons Retail Holdings, Inc.	76,680	116,569
	San Miguel Corp.	138,950	381,028
	San Miguel Food and Beverage, Inc.	60,520	86,489
	Security Bank Corp.	100,340	348,065
	Semirara Mining & Power Corp.	480,080	207,087
	Shakey's Pizza Asia Ventures, Inc.	84,300	15,767
	SM Investments Corp.	3,865	73,509
	SM Prime Holdings, Inc.	300,700	229,263
	SSI Group, Inc.	522,000	22,770
	STI Education Systems Holdings, Inc.	634,000	7,636
	Union Bank Of Philippines	31,730	39,666
	Universal Robina Corp.	93,000	264,999
	Vista Land & Lifescapes, Inc.	2,071,900	285,479
	Vistamalls, Inc.	88,000	9,172
	Wilcon Depot, Inc.	202,200	74,966
TOTAL PHILIPPINES			9,930,674
POLAND — (0.3%)
*	Alior Bank SA	34,611	236,669
	Alumetal SA	710	8,041
	Amica SA	1,111	41,994
*	AmRest Holdings SE	11,544	143,607
	Bank Handlowy w Warszawie SA	5,654	82,239
*	Bank Millennium SA	149,913	229,741
	Bank Polska Kasa Opieki SA	3,546	90,453
*	Boryszew SA	42,569	48,848
	Budimex SA	3,048	145,042
#	CCC SA	3,718	92,710
	CD Projekt SA	3,153	228,809
*	Ciech SA	16,074	160,790
	ComArch SA	224	11,837
	Cyfrowy Polsat SA	83,536	585,533
	Develia SA	98,398	69,420
*	Dino Polska SA	9,220	385,983
	Dom Development SA	1,006	24,684
*	Enea SA	88,442	163,641
*	Energa SA	32,183	59,508
	Eurocash SA	34,593	173,634

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Fabryki Mebli Forte SA	3,906	$32,252
	Famur SA	99,628	81,976
*	Getin Noble Bank SA	175,051	14,074
	Globe Trade Centre SA	35,829	87,171
*	Grupa Azoty SA	15,380	98,619
	Grupa Kety SA	2,789	260,675
	Grupa Lotos SA	56,654	1,124,326
	ING Bank Slaski SA	1,297	67,783
	Inter Cars SA	1,271	77,850
#	Jastrzebska Spolka Weglowa SA	16,946	81,946
	Kernel Holding SA	23,478	284,704
*	KGHM Polska Miedz SA	51,146	1,202,231
	KRUK SA	7,941	335,505
	LPP SA	166	361,744
	Lubelski Wegiel Bogdanka SA	4,699	36,135
*	mBank SA	1,836	175,928
*	Netia SA	26,821	31,492
	Neuca SA	757	76,151
*	Orange Polska SA	179,439	323,756
*	PGE Polska Grupa Energetyczna SA	166,174	294,991
	PKP Cargo SA	10,554	48,261
	Polski Koncern Naftowy Orlen S.A.	50,196	979,351
	Polskie Gornictwo Naftowe i Gazownictwo SA	53,422	49,585
	Powszechna Kasa Oszczednosci Bank Polski SA	15,930	140,390
	Powszechny Zaklad Ubezpieczen SA	28,167	291,834
	Santander Bank Polska SA	1,042	77,106
	Stalexport Autostrady SA	18,210	13,942
	Stalprodukt SA	471	24,062
#*	Tauron Polska Energia SA	443,270	170,022
	VRG SA	37,269	37,325
	Warsaw Stock Exchange	11,383	122,771
TOTAL POLAND			9,987,141
PORTUGAL — (0.2%)
	Altri SGPS SA	29,560	182,450
	Banco Comercial Portugues SA, Class R	1,495,316	317,187
	CTT-Correios de Portugal SA	40,367	131,021
	EDP - Energias de Portugal SA	131,616	660,045
	EDP Renovaveis SA	49,713	660,570
	Galp Energia SGPS SA	78,831	1,191,179
	Jeronimo Martins SGPS SA	46,818	805,639
	Mota-Engil SGPS SA	61,175	114,573
	Navigator Co. SA (The)	133,317	478,407
	NOS SGPS SA	178,303	925,462
	REN - Redes Energeticas Nacionais SGPS SA	100,326	304,000
	Semapa-Sociedade de Investimento e Gestao	15,929	221,913
	Sonae Capital SGPS SA	42,162	35,951
	Sonae SGPS SA	428,453	398,565
TOTAL PORTUGAL			6,426,962
RUSSIA — (0.4%)
	Etalon Group P.L.C., GDR	16,911	38,905
	Etalon Group P.L.C., GDR	24,905	57,282
	Gazprom PJSC, Sponsored ADR	134,073	939,803
	Gazprom PJSC, Sponsored ADR	51,104	357,217
	Globaltrans Investment P.L.C., GDR	5,753	49,849
	Globaltrans Investment P.L.C., GDR	14,988	129,946
	Lukoil PJSC, Sponsored ADR	6,419	655,572

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Lukoil PJSC, Sponsored ADR	17,589	$1,789,582
	Magnitogorsk Iron & Steel Works PJSC, GDR	23,655	216,358
	Magnitogorsk Iron & Steel Works PJSC, GDR	4,406	40,447
*	Mail.Ru Group, Ltd., GDR	1,819	42,799
*	Mail.Ru Group, Ltd., GDR	8,778	206,634
*	Mechel PJSC, Sponsored ADR	12,930	38,919
	MMC Norilsk Nickel PJSC, ADR	15,732	507,514
	MMC Norilsk Nickel PJSC, ADR	9,222	297,405
	Mobile TeleSystems PJSC, Sponsored ADR	33,588	342,262
	Novatek PJSC, GDR	261	46,971
	Novatek PJSC, GDR	491	88,380
	Novolipetsk Steel PJSC, GDR	8,327	179,891
	Novolipetsk Steel PJSC, GDR	932	20,169
	PhosAgro PJSC, GDR	8,187	103,856
	PhosAgro PJSC, GDR	2,443	31,002
	Polyus PJSC, GDR	2,195	134,036
	POLYUS PJSC	1,496	91,406
	Ros Agro P.L.C., GDR	2,407	24,586
	Ros Agro P.L.C., GDR	1,362	13,892
	Rosneft Oil Co. PJSC, GDR	66,419	497,744
	Rosneft Oil Co. PJSC, GDR	21,859	163,577
	Rostelecom PJSC, Sponsored ADR	5,626	46,021
	Rostelecom PJSC, Sponsored ADR	8,039	64,504
	RusHydro PJSC, ADR	62,793	61,537
	RusHydro PJSC, ADR	131,916	133,784
	Sberbank of Russia PJSC, Sponsored ADR	158,520	2,528,556
	Severstal PJSC, GDR	6,022	84,674
	Severstal PJSC, GDR	13,717	193,410
	Tatneft PJSC, Sponsored ADR	6,360	456,653
	Tatneft PJSC, Sponsored ADR	12,429	892,092
	TMK PJSC, GDR	21,049	73,040
	TMK PJSC, GDR	5,570	19,321
	VEON, Ltd.	134,644	348,728
	VTB Bank PJSC, GDR	67,339	95,876
	VTB Bank PJSC, GDR	262,918	375,447
	X5 Retail Group NV, GDR	6,435	235,566
	X5 Retail Group NV, GDR	17,380	638,367
TOTAL RUSSIA			13,353,580
SINGAPORE — (0.7%)
	Accordia Golf Trust	345,200	166,550
	AEM Holdings, Ltd.	74,800	101,767
	Ascendas India Trust	246,600	284,907
	Banyan Tree Holdings, Ltd.	83,400	24,702
#	Best World International, Ltd.	81,000	30,005
	Boustead Projects, Ltd.	3,600	2,500
	Boustead Singapore, Ltd.	164,600	91,571
	BreadTalk Group, Ltd.	61,100	25,649
	Bukit Sembawang Estates, Ltd.	36,100	119,356
	CapitaLand, Ltd.	235,200	619,793
	Centurion Corp., Ltd.	89,000	29,660
	China Aviation Oil Singapore Corp., Ltd.	111,500	93,323
#	China Sunsine Chemical Holdings, Ltd.	439,000	155,112
	Chip Eng Seng Corp., Ltd.	196,600	83,898
	City Developments, Ltd.	72,300	557,240
	Civmec, Ltd.	80,600	22,467
	ComfortDelGro Corp., Ltd.	430,300	680,664
*	COSCO Shipping International Singapore Co., Ltd.	135,400	26,949
	CSE Global, Ltd.	110,200	41,001

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Dairy Farm International Holdings, Ltd.	37,700	$193,676
	DBS Group Holdings, Ltd.	124,575	2,294,802
	Del Monte Pacific, Ltd.	160,100	17,261
	Delfi, Ltd.	5,000	3,521
	Duty Free International, Ltd.	42,700	4,759
#*	Ezion Holdings, Ltd.	1,950,350	11,577
#*	Ezra Holdings, Ltd.	799,030	6,067
	Far East Orchard, Ltd.	64,900	54,055
	First Resources, Ltd.	199,600	247,888
#	Food Empire Holdings, Ltd.	122,200	57,589
	Fraser and Neave, Ltd.	59,500	74,400
	Frasers Property, Ltd.	112,900	140,676
	Frencken Group, Ltd.	135,900	83,296
	Fu Yu Corp., Ltd.	241,400	44,819
*	Gallant Venture, Ltd.	211,200	18,069
	Genting Singapore, Ltd.	761,300	476,451
	Geo Energy Resources, Ltd.	295,000	30,533
	GL, Ltd.	183,200	105,935
	Golden Agri-Resources, Ltd.	2,426,600	371,069
	Golden Energy & Resources, Ltd.	62,400	7,751
#	Great Eastern Holdings, Ltd.	6,300	99,833
	GuocoLand, Ltd.	118,600	158,839
*	Halcyon Agri Corp., Ltd.	27,000	8,992
	Hanwell Holdings, Ltd.	81,500	12,233
	Haw Par Corp., Ltd.	13,900	124,253
	Hi-P International, Ltd.	69,200	64,525
#	Ho Bee Land, Ltd.	82,800	138,782
	Hong Fok Corp., Ltd.	181,500	103,341
*	Hong Leong Asia, Ltd.	126,800	54,543
	Hong Leong Finance, Ltd.	28,200	53,594
	Hongkong Land Holdings, Ltd.	113,900	604,576
	Hour Glass, Ltd. (The)	17,100	9,625
#	Hutchison Port Holdings Trust	2,014,100	321,485
*	Hyflux, Ltd.	178,500	18
	iFAST Corp., Ltd.	43,200	32,164
	Indofood Agri Resources, Ltd.	263,400	61,656
#	Japfa, Ltd.	315,700	126,590
	Jardine Cycle & Carriage, Ltd.	12,733	270,733
	Keppel Corp., Ltd.	174,500	848,126
	Keppel Infrastructure Trust	776,451	298,057
	KSH Holdings, Ltd.	61,200	17,349
	Lian Beng Group, Ltd.	159,300	58,257
	Mandarin Oriental International, Ltd.	6,900	11,629
	Metro Holdings, Ltd.	220,500	143,560
#*	Midas Holdings, Ltd.	408,200	10,769
*	mm2 Asia, Ltd.	130,000	20,368
	NetLink NBN Trust	224,900	166,419
	NSL, Ltd.	15,200	9,931
	Olam International, Ltd.	201,400	264,763
#	OUE, Ltd.	153,900	162,076
	Oversea-Chinese Banking Corp., Ltd.	346,698	2,728,204
	Oxley Holdings, Ltd.	492,813	125,720
	Pacific Century Regional Developments, Ltd.	64,700	14,884
	Pan-United Corp., Ltd.	35,125	9,321
	Penguin International, Ltd.	27,800	12,961
	Perennial Real Estate Holdings, Ltd.	31,200	11,549
	QAF, Ltd.	89,800	50,488
*	Raffles Education Corp., Ltd.	210,860	12,355
	Raffles Medical Group, Ltd.	108,456	82,640

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Riverstone Holdings, Ltd.	107,300	$82,295
	SATS, Ltd.	112,800	375,456
	SBS Transit, Ltd.	16,700	44,267
	Sembcorp Industries, Ltd.	597,096	920,537
*	Sembcorp Marine, Ltd.	39,300	33,064
	Sheng Siong Group, Ltd.	243,300	219,048
	SIA Engineering Co., Ltd.	25,500	48,751
	SIIC Environment Holdings, Ltd.	307,000	52,830
	Sinarmas Land, Ltd.	396,100	67,512
	Sing Holdings, Ltd.	63,900	18,240
	Singapore Airlines, Ltd.	226,300	1,410,760
	Singapore Exchange, Ltd.	97,900	621,114
#	Singapore Post, Ltd.	596,700	390,290
#	Singapore Press Holdings, Ltd.	600,500	882,360
	Singapore Technologies Engineering, Ltd.	132,600	397,163
	Singapore Telecommunications, Ltd.	436,100	1,049,370
	Singapore Telecommunications, Ltd.	58,700	141,210
	Stamford Land Corp., Ltd.	26,000	9,521
	StarHub, Ltd.	194,500	205,104
	Straits Trading Co., Ltd.	28,000	41,816
	Sunningdale Tech, Ltd.	80,000	73,008
*	Swiber Holdings, Ltd.	29,250	437
	Tai Sin Electric, Ltd.	48,277	11,465
	Tuan Sing Holdings, Ltd.	248,136	56,102
	UMS Holdings, Ltd.	193,500	131,732
	United Industrial Corp., Ltd.	29,600	60,949
	United Overseas Bank, Ltd.	112,416	2,096,797
	UOB-Kay Hian Holdings, Ltd.	37,557	33,270
	UOL Group, Ltd.	128,600	747,047
	Valuetronics Holdings, Ltd.	220,780	117,120
	Venture Corp., Ltd.	94,900	1,120,623
	Vicom, Ltd.	9,600	54,285
	Wilmar International, Ltd.	112,500	320,354
	Wing Tai Holdings, Ltd.	207,400	303,421
	Yangzijiang Shipbuilding Holdings Ltd.	733,100	503,221
*	Yongnam Holdings, Ltd.	119,700	13,018
TOTAL SINGAPORE			27,360,073
SOUTH AFRICA — (1.7%)
	Absa Group, Ltd.	244,913	2,228,757
	Adcock Ingram Holdings, Ltd.	30,156	101,782
	Adcorp Holdings, Ltd.	8,176	6,520
	Advtech, Ltd.	277,983	198,401
	AECI, Ltd.	71,115	494,307
	African Oxygen, Ltd.	16,143	23,266
	African Rainbow Minerals, Ltd.	53,508	599,318
	Afrimat, Ltd.	25,483	55,620
	Alexander Forbes Group Holdings, Ltd.	302,000	105,184
	Allied Electronics Corp., Ltd., Class A	58,468	88,362
	Alviva Holdings, Ltd.	68,147	64,103
	Anglo American Platinum, Ltd.	12,361	986,188
	AngloGold Ashanti, Ltd.	166,422	3,395,195
	AngloGold Ashanti, Ltd., Sponsored ADR	117,913	2,400,709
*	ArcelorMittal South Africa, Ltd.	169,011	14,501
*	Ascendis Health, Ltd.	53,024	3,516
*	Aspen Pharmacare Holdings, Ltd.	45,565	350,735
	Assore, Ltd.	10,867	175,066
	Astral Foods, Ltd.	27,739	369,727
	AVI, Ltd.	115,961	594,368

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Balwin Properties, Ltd.	27,791	$6,170
	Barloworld, Ltd.	115,762	715,352
	Bid Corp., Ltd.	37,623	830,035
	Bidvest Group, Ltd. (The)	167,549	2,305,129
#*	Blue Label Telecoms, Ltd.	219,486	40,005
#*	Brait SE	112,165	61,087
	Capitec Bank Holdings, Ltd.	6,397	571,478
	Cashbuild, Ltd.	11,572	152,432
	City Lodge Hotels, Ltd.	14,377	68,082
	Clicks Group, Ltd.	58,060	936,756
	Coronation Fund Managers, Ltd.	70,488	195,654
	Curro Holdings, Ltd.	36,512	38,930
	DataTec, Ltd.	123,684	274,609
	Discovery, Ltd.	76,446	593,296
	Distell Group Holdings, Ltd.	20,079	174,552
*	EOH Holdings, Ltd.	72,490	39,428
	Exxaro Resources, Ltd.	74,398	602,578
	Famous Brands, Ltd.	20,131	97,253
	FirstRand, Ltd.	541,471	2,075,156
	Foschini Group, Ltd. (The)	109,589	1,003,719
	Gold Fields, Ltd.	67,760	438,657
	Gold Fields, Ltd., Sponsored ADR	465,777	2,980,973
*	Grindrod Shipping Holdings, Ltd.	4,404	23,795
	Grindrod, Ltd.	176,161	56,442
*	Harmony Gold Mining Co., Ltd.	107,803	363,910
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	104,321	350,519
	Hudaco Industries, Ltd.	21,126	142,639
*	Impala Platinum Holdings, Ltd.	227,467	2,137,418
	Imperial Logistics, Ltd.	107,775	362,484
	Investec, Ltd.	39,260	217,598
*	Invicta Holdings, Ltd.	8,561	8,811
	Italtile, Ltd.	83,239	72,306
	JSE, Ltd.	33,796	245,734
	KAP Industrial Holdings, Ltd.	730,619	179,493
	Kumba Iron Ore, Ltd.	22,799	527,172
	Lewis Group, Ltd.	34,490	67,733
	Liberty Holdings, Ltd.	89,696	627,020
	Life Healthcare Group Holdings, Ltd.	663,979	1,108,352
*	Long4Life, Ltd.	280,141	69,606
	Massmart Holdings, Ltd.	60,522	214,111
	Merafe Resources, Ltd.	560,795	23,656
	Metair Investments, Ltd.	86,596	133,385
	MiX Telematics, Ltd.	4,997	2,669
	MiX Telematics, Ltd., Sponsored ADR	5,899	77,159
	Momentum Metropolitan Holdings	608,216	810,321
#	Motus Holdings Ltd.	38,189	204,452
	Mpact, Ltd.	66,696	68,656
	Mr. Price Group, Ltd.	49,665	559,577
#	MTN Group, Ltd.	514,247	2,752,963
*	MultiChoice Group, Ltd.	102,686	729,928
	Murray & Roberts Holdings, Ltd.	143,603	101,803
*	Nampak, Ltd.	253,347	82,246
	Naspers, Ltd., Class N	5,564	902,461
	Nedbank Group, Ltd.	106,397	1,381,101
	NEPI Rockcastle P.L.C.	55,101	450,407
	Netcare, Ltd.	532,616	709,547
*	Northam Platinum, Ltd.	103,329	863,662
	Novus Holdings, Ltd.	1,771	261
	Oceana Group, Ltd.	34,784	146,326

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Old Mutual, Ltd.	1,196,611	$1,401,844
*	Omnia Holdings, Ltd.	56,465	125,248
	Peregrine Holdings, Ltd.	153,958	195,248
	Pick n Pay Stores, Ltd.	160,555	692,901
	Pioneer Foods Group, Ltd.	44,981	325,590
*	PPC, Ltd.	699,126	106,963
	PSG Group, Ltd.	29,208	415,991
	PSG Konsult, Ltd.	92,305	55,550
	Raubex Group, Ltd.	88,136	139,273
	Reunert, Ltd.	123,760	501,973
	Rhodes Food Group Pty, Ltd.	59,205	64,192
*	Royal Bafokeng Platinum, Ltd.	42,113	144,485
	Sanlam, Ltd.	405,269	1,984,430
	Santam, Ltd.	18,728	351,087
*	Sappi, Ltd.	290,153	735,174
	Sasol, Ltd.	51,161	812,747
	Sasol, Ltd., Sponsored ADR	42,458	669,563
	Shoprite Holdings, Ltd.	61,111	474,317
#*	Sibanye Gold, Ltd.	1,035,000	2,665,771
*	Sibanye Gold, Ltd., Sponsored ADR	17,699	180,534
	SPAR Group, Ltd. (The)	94,259	1,199,329
	Spur Corp., Ltd.	22,560	36,003
*	Stadio Holdings, Ltd.	36,904	4,590
	Standard Bank Group, Ltd.	276,667	2,885,847
*	Steinhoff International Holdings NV	237,520	14,230
*	Sun International, Ltd.	73,048	169,135
*	Super Group, Ltd.	234,624	389,726
	Telkom SA SOC, Ltd.	190,557	406,387
	Tiger Brands, Ltd.	43,158	564,396
*	Tongaat Hulett, Ltd.	46,777	15,440
	Transaction Capital, Ltd.	171,469	276,922
*	Trencor, Ltd.	86,382	53,461
	Truworths International, Ltd.	270,008	788,346
	Tsogo Sun Gaming, Ltd.	334,187	241,304
*	Tsogo Sun Hotels, Ltd.	78,017	19,311
	Vodacom Group, Ltd.	105,048	816,562
	Wilson Bayly Holmes-Ovcon, Ltd.	31,138	270,354
	Woolworths Holdings, Ltd.	378,783	1,110,125
TOTAL SOUTH AFRICA			64,537,028
SOUTH KOREA — (3.4%)
	ABco Electronics Co., Ltd.	2,040	8,772
*	Able C&C Co., Ltd.	2,668	21,603
	ABOV Semiconductor Co., Ltd.	2,891	17,041
*	Abpro Bio Co., Ltd.	27,877	15,195
*	Actoz Soft Co., Ltd.	235	2,172
	ADTechnology Co., Ltd.	1,689	38,392
	Advanced Process Systems Corp.	2,951	72,311
	Aekyung Petrochemical Co., Ltd.	9,172	59,942
	AfreecaTV Co., Ltd.	2,255	100,796
*	Agabang&Company	14,748	52,531
	Ahn-Gook Pharmaceutical Co., Ltd.	1,612	14,044
	Ahnlab, Inc.	779	42,438
	AJ Networks Co., Ltd.	6,852	28,079
*	Ajin Industrial Co., Ltd.	8,820	17,625
	AK Holdings, Inc.	3,311	83,545
	ALUKO Co., Ltd.	14,094	28,656
#	Amorepacific Corp.	1,195	184,966
	AMOREPACIFIC Group	592	35,412

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Amotech Co., Ltd.	1,253	$27,089
*	Ananti, Inc.	1,887	14,122
#*	Aprogen pharmaceuticals, Inc.	18,206	19,912
*	APS Holdings Corp.	6,436	56,487
	Asia Cement Co., Ltd.	618	34,496
	ASIA Holdings Co., Ltd.	484	41,213
	Asia Paper Manufacturing Co., Ltd.	2,509	72,534
*	Asiana Airlines, Inc.	62,553	236,112
	Atinum Investment Co., Ltd.	20,272	31,551
	AUK Corp.	11,347	19,315
	Aurora World Corp.	2,350	22,369
	Austem Co., Ltd.	10,996	18,617
	Autech Corp.	2,978	27,603
	Avaco Co., Ltd.	3,317	15,833
	Baek Kwang Mineral Products Co., Ltd.	5,855	19,733
	Baiksan Co., Ltd.	5,715	34,672
	BGF Co., Ltd.	18,624	79,395
	BGF retail Co., Ltd.	1,819	250,362
*	BH Co., Ltd.	7,554	130,853
*	Binex Co., Ltd.	4,447	26,726
	Binggrae Co., Ltd.	1,129	49,941
	BioSmart Co., Ltd.	5,335	18,232
#*	Biovill Co., Ltd.	5,674	1,459
	Bixolon Co., Ltd.	3,329	14,879
*	Bluecom Co., Ltd.	5,249	16,380
	BNK Financial Group, Inc.	78,969	445,400
	Boditech Med, Inc.	2,829	32,701
	BoKwang Industry Co., Ltd.	3,778	14,239
	Boryung Pharmaceutical Co., Ltd.	5,625	63,360
*	Brain Contents Co., Ltd.	25,935	13,327
*	Bubang Co., Ltd.	8,619	17,315
	BYC Co., Ltd.	49	9,141
	Byucksan Corp.	17,581	24,547
#*	CammSys Corp.	24,904	65,570
	Capro Corp.	13,251	33,025
*	Caregen Co., Ltd.	131	3,153
	Cell Biotech Co., Ltd.	1,192	16,597
*	Celltrion Pharm, Inc.	445	15,337
#*	Celltrion, Inc.	2,929	398,998
*	Charm Engineering Co., Ltd.	16,975	20,585
	Cheil Worldwide, Inc.	14,522	256,747
	Chemtronics Co., Ltd.	1,373	17,415
*	ChinHung International, Inc.	7,063	13,136
	Chinyang Holdings Corp.	4,663	9,666
	Chong Kun Dang Pharmaceutical Corp.	1,951	150,730
*	Chorokbaem Media Co., Ltd.	20,036	21,156
	Chosun Refractories Co., Ltd.	809	54,211
	Chungdahm Learning, Inc.	1,652	23,966
	CJ CGV Co., Ltd.	4,527	98,533
	CJ CheilJedang Corp.	3,908	771,247
	CJ Corp.	7,031	484,450
	CJ ENM Co., Ltd.	3,540	404,900
	CJ Freshway Corp.	1,953	41,857
*	CJ Logistics Corp.	1,588	192,944
*	CJ Seafood Corp.	3,844	7,874
	CKD Bio Corp.	1,640	38,477
#	Clean & Science Co., Ltd.	2,425	60,375
*	CMG Pharmaceutical Co., Ltd.	5,872	17,334
	Com2uSCorp	1,979	167,049

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Commax Co., Ltd.	3,468	$11,251
	Cosmax BTI, Inc.	1,192	11,717
	COSMAX NBT Inc.	1,938	10,699
	Cosmax, Inc.	1,645	92,989
	Cosmecca Korea Co., Ltd.	364	3,309
*	Cosmochemical Co., Ltd.	3,518	25,742
*	COSON Co., Ltd.	5,405	25,754
	COWELL FASHION Co., Ltd.	10,020	42,832
	Crown Confectionery Co., Ltd.	3,551	24,104
	CROWNHAITAI Holdings Co., Ltd.	3,919	32,921
*	CrucialTec Co., Ltd.	7,712	5,543
*	CTC BIO, Inc.	3,115	16,149
*	CTGen Co., Ltd.	7,725	12,071
	Cuckoo Holdings Co., Ltd.	329	29,024
	Cuckoo Homesys Co., Ltd.	1,899	60,274
*	Curo Co., Ltd.	7,060	5,873
	Cymechs, Inc.	4,234	40,889
	D.I Corp.	8,697	23,808
	Dae Dong Industrial Co., Ltd.	8,532	36,937
	Dae Han Flour Mills Co., Ltd.	514	58,293
	Dae Hwa Pharmaceutical Co., Ltd.	2,020	18,588
	Dae Hyun Co., Ltd.	8,440	15,867
*	Dae Won Chemical Co., Ltd.	8,405	9,623
	Dae Won Kang Up Co., Ltd.	14,591	40,827
	Daea TI Co., Ltd.	7,559	29,213
	Daebongls Co., Ltd.	2,132	12,468
	Daechang Co., Ltd.	20,114	21,735
	Daeduck Electronics Co.	7,994	60,339
*	Daehan New Pharm Co., Ltd.	3,512	31,542
	Daehan Steel Co., Ltd.	6,129	28,020
	Dae-Il Corp.	9,336	14,824
	Daekyo Co., Ltd.	2,469	11,781
	Daelim B&Co Co., Ltd.	2,743	9,080
*	Daelim C&S Co., Ltd.	1,304	7,296
	Daelim Industrial Co., Ltd.	8,386	563,483
*	Daemyung Corp. Co., Ltd.	12,905	14,893
	Daeryuk Can Co., Ltd.	7,106	23,952
	Daesang Corp.	6,833	119,188
	Daesang Holdings Co., Ltd.	8,332	41,119
*	Daesung Industrial Co., Ltd.	7,052	19,473
	Daewon Media Co., Ltd.	1,500	7,884
	Daewon Pharmaceutical Co., Ltd.	3,332	43,982
	Daewon San Up Co., Ltd.	5,358	24,145
*	Daewoo Engineering & Construction Co., Ltd.	46,261	167,186
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,350	191,832
	Daewoong Co., Ltd.	5,154	49,185
	Daewoong Pharmaceutical Co., Ltd.	133	13,024
	Daihan Pharmaceutical Co., Ltd.	2,113	54,362
	Daishin Securities Co., Ltd.	15,278	135,046
#*	Daiyang Metal Co., Ltd.	3,149	10,169
*	Danal Co., Ltd.	11,819	29,601
	Danawa Co., Ltd.	1,195	23,975
	Daou Data Corp.	10,823	71,249
	Daou Technology, Inc.	18,282	271,843
*	Dasan Networks, Inc.	3,438	21,565
	Dawonsys Co., Ltd.	1,732	23,890
*	Dayou Automotive Seat Technology Co., Ltd.	24,500	17,022
*	Dayou Plus Co., Ltd.	39,586	23,000
	DB Financial Investment Co., Ltd.	14,228	45,863

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DB HiTek Co., Ltd.	23,617	$528,797
	DB Insurance Co., Ltd.	29,239	1,034,911
*	DB, Inc.	34,307	22,581
	Dentium Co., Ltd.	1,418	57,456
*	Deutsch Motors, Inc.	7,355	48,858
	Development Advance Solution Co., Ltd.	4,645	21,634
	DGB Financial Group, Inc.	48,195	260,929
#	DHP Korea Co., Ltd.	2,807	17,890
	DI Dong Il Corp.	540	32,498
	Digital Chosun Co., Ltd.	7,564	13,574
	Digital Daesung Co., Ltd.	6,546	41,281
	Digital Power Communications Co., Ltd.	4,467	21,840
*	DIO Corp.	1,400	44,122
	DMS Co., Ltd.	6,699	28,903
	DNF Co., Ltd.	4,955	40,131
	Dohwa Engineering Co., Ltd.	2,214	14,731
#	Dong A Eltek Co., Ltd.	3,336	20,569
	Dong Ah Tire & Rubber Co., Ltd.	1,575	15,320
	Dong-A ST Co., Ltd.	1,028	80,509
	Dong-Ah Geological Engineering Co., Ltd.	4,456	58,888
	Dongbu Corp.	2,681	18,742
	Dongil Industries Co., Ltd.	605	26,881
	Dongjin Semichem Co., Ltd.	16,117	232,669
	DongKook Pharmaceutical Co., Ltd.	1,111	81,079
	Dongkuk Industries Co., Ltd.	18,742	37,765
*	Dongkuk Steel Mill Co., Ltd.	27,545	112,440
	Dongkuk Structures & Construction Co., Ltd.	4,495	8,387
	Dongsuh Cos., Inc.	2,762	37,502
	Dongsung Chemical Co., Ltd.	737	10,430
	DONGSUNG Corp.	8,491	32,366
	Dongwha Enterprise Co., Ltd.	3,262	45,919
	Dongwha Pharm Co., Ltd.	5,495	36,339
	Dongwon Development Co., Ltd.	24,409	79,527
	Dongwon F&B Co., Ltd.	498	87,088
	Dongwon Industries Co., Ltd.	849	143,487
	Dongwon Systems Corp.	1,060	22,292
	Dongyang E&P, Inc.	1,070	13,926
*	Dongyang Steel Pipe Co., Ltd.	20,607	16,732
	Doosan Bobcat, Inc.	9,009	231,651
	Doosan Co., Ltd.	3,050	159,343
*	Doosan Fuel Cell Co., Ltd.	10,200	62,904
#*	Doosan Heavy Industries & Construction Co., Ltd.	80,148	362,836
#*	Doosan Infracore Co., Ltd.	76,700	312,415
*	Doosan Solus Co., Ltd.	5,623	120,890
	DoubleUGames Co., Ltd.	2,479	97,125
	Douzone Bizon Co., Ltd.	6,186	463,614
	DRB Holding Co., Ltd.	2,589	11,124
*	Dreamus Co.	3,631	16,689
	DTR Automotive Corp.	1,827	44,281
*	Duk San Neolux Co., Ltd.	948	22,119
	DY Corp.	6,599	27,673
	DY POWER Corp.	4,041	34,048
	e Tec E&C, Ltd.	900	47,660
	E1 Corp.	1,504	55,844
	Eagon Holdings Co., Ltd.	7,561	15,744
	Easy Bio, Inc.	26,631	101,651
	Ecopro Co., Ltd.	4,839	81,576
	e-Credible Co., Ltd.	909	14,088
*	Ehwa Technologies Information Co., Ltd.	164,130	28,839

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Elentec Co., Ltd.	4,988	$19,922
	e-LITECOM Co., Ltd.	2,144	8,408
	E-MART, Inc.	6,355	585,800
	EM-Tech Co., Ltd.	4,598	34,677
	ENF Technology Co., Ltd.	4,799	110,804
	Eo Technics Co., Ltd.	867	75,327
*	eSang Networks Co., Ltd.	2,144	12,902
	Estechpharma Co., Ltd.	1,768	14,440
	Eugene Corp.	21,899	75,246
	Eugene Investment & Securities Co., Ltd.	23,816	46,206
	Eugene Technology Co., Ltd.	4,629	64,858
*	Eusu Holdings Co., Ltd.	5,910	30,750
	EVERDIGM Corp.	1,142	3,958
	Ezwelfare Co., Ltd.	1,275	12,185
	F&F Co., Ltd.	1,924	161,823
	Farmsco	12,957	43,576
*	FarmStory Co., Ltd.	29,121	23,934
*	Feelingk Co., Ltd.	21,178	22,671
	Fila Holdings Corp.	13,368	489,419
	Fine DNC Co., Ltd.	1,051	1,712
	Fine Semitech Corp.	5,935	41,197
*	Foosung Co., Ltd.	15,450	107,612
	Gabia, Inc.	1,782	13,418
*	Gamevil, Inc.	1,143	26,504
	Gaon Cable Co., Ltd.	1,018	16,980
*	Genie Music Corp.	1,314	3,333
	GMB Korea Corp.	3,121	13,651
*	GNCO Co., Ltd.	27,519	31,618
	GOLFZON Co., Ltd.	1,071	50,374
	Golfzon Newdin Holdings Co., Ltd.	8,068	24,119
#	Grand Korea Leisure Co., Ltd.	9,784	149,018
	Green Cross Cell Corp.	495	15,396
	Green Cross Corp.	627	64,305
	Green Cross Holdings Corp.	1,247	21,274
	GS Engineering & Construction Corp.	24,770	574,799
	GS Global Corp.	25,862	42,655
	GS Holdings Corp.	35,563	1,355,533
	GS Home Shopping, Inc.	932	101,569
	GS Retail Co., Ltd.	6,917	229,147
	Gwangju Shinsegae Co., Ltd.	312	42,527
*	GY Commerce Co., Ltd.	4,452	1,576
	HAESUNG DS Co., Ltd.	3,675	54,255
	Haesung Industrial Co., Ltd.	1,021	8,184
	Haimarrow Food Service Co., Ltd.	9,267	21,368
	Haitai Confectionery & Foods Co., Ltd.	1,576	9,155
*	Halla Corp.	15,710	35,121
	Halla Holdings Corp.	3,614	126,401
	Han Kuk Carbon Co., Ltd.	6,920	43,688
	Hana Financial Group, Inc.	62,561	1,728,911
	Hana Micron, Inc.	9,900	49,902
	Hana Tour Service, Inc.	2,911	108,563
*	Hanall Biopharma Co., Ltd.	764	16,043
	Hancom MDS, Inc.	1,135	10,547
	Hancom, Inc.	4,132	38,136
	Handok, Inc.	1,462	28,374
	Handsome Co., Ltd.	3,387	77,334
	Hanil Cement Co., Ltd.	555	35,745
	Hanil Holdings Co., Ltd.	455	14,423
	Hanil Hyundai Cement Co., Ltd.	369	8,701

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanil Vacuum Co., Ltd.	10,832	$8,104
*	Hanjin Heavy Industries & Construction Co., Ltd.	6,269	22,487
	Hanjin Kal Corp.	1,610	55,135
	Hanjin Transportation Co., Ltd.	3,463	95,202
	Hankook Shell Oil Co., Ltd.	239	59,917
	Hankook Tire & Technology Co., Ltd.	25,389	605,852
	Hankuk Paper Manufacturing Co., Ltd.	1,641	22,286
	Hanmi Pharm Co., Ltd.	227	52,827
	Hanmi Science Co., Ltd.	996	26,626
	Hanmi Semiconductor Co., Ltd.	7,775	55,851
	HanmiGlobal Co., Ltd.	1,679	11,846
#	Hanon Systems	21,775	190,810
	Hans Biomed Corp.	730	13,831
	Hansae Co., Ltd.	1,193	15,025
	Hansae Yes24 Holdings Co., Ltd.	6,834	35,806
	Hanshin Construction	4,822	54,308
	Hanshin Machinery Co.	7,006	8,799
	Hansol Chemical Co., Ltd.	2,668	242,509
*	Hansol Holdings Co., Ltd.	17,066	49,765
	Hansol HomeDeco Co., Ltd.	31,649	27,438
	Hansol Paper Co., Ltd.	11,693	139,189
*	Hansol Technics Co., Ltd.	10,714	77,520
	Hanssem Co., Ltd.	596	35,309
*	Hanwha Aerospace Co., Ltd.	9,918	268,194
	Hanwha Corp.	23,586	423,781
	Hanwha General Insurance Co., Ltd.	35,527	69,305
*	Hanwha Investment & Securities Co., Ltd.	58,015	93,041
	Hanwha Life Insurance Co., Ltd.	214,716	365,710
*	Hanwha Solutions Corp.	34,878	483,895
	Hanyang Eng Co., Ltd.	8,226	80,384
	Hanyang Securities Co., Ltd.	4,400	35,268
*	Harim Co., Ltd.	19,679	42,368
	Harim Holdings Co., Ltd.	14,191	91,737
	HB Technology Co., Ltd.	6,750	14,622
	HDC Holdings Co., Ltd.	26,057	217,265
	HDC Hyundai Engineering Plastics Co., Ltd.	7,950	28,027
*	Heung-A Shipping Co., Ltd.	31,939	10,677
*	Heungkuk Fire & Marine Insurance Co., Ltd.	26,515	64,987
*	Hisem Co., Ltd.	3,082	16,804
	Hite Jinro Co., Ltd.	8,738	218,373
	Hitejinro Holdings Co., Ltd.	5,594	66,052
	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	48,995
*	HLB, Inc.	1,085	82,289
*	Home Center Holdings Co., Ltd.	14,958	15,677
*	Homecast Co., Ltd.	5,319	17,293
	Hotel Shilla Co., Ltd.	7,249	523,599
	HS Industries Co., Ltd.	26,890	252,685
	HS R&A Co., Ltd.	12,730	21,882
*	HSD Engine Co., Ltd.	7,191	24,190
#	Huchems Fine Chemical Corp.	11,078	180,470
*	Hugel, Inc.	317	115,509
*	Humax Co., Ltd.	6,166	23,483
	Humedix Co., Ltd.	249	4,149
*	Huneed Technologies	3,729	19,962
	Huons Co., Ltd.	1,408	55,881
	Huons Global Co., Ltd.	2,188	55,231
	Husteel Co., Ltd.	1,809	13,647
	Huvis Corp.	5,615	26,585
	Huvitz Co., Ltd.	2,773	24,359

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hwa Shin Co., Ltd.	11,960	$33,032
	Hwacheon Machine Tool Co., Ltd.	773	24,950
	Hwail Pharm Co., Ltd.	2,785	15,135
*	Hwajin Co., Ltd.	4,139	1,992
	Hwangkum Steel & Technology Co., Ltd.	3,708	20,388
	Hwaseung Enterprise Co., Ltd.	3,175	41,652
	HwaSung Industrial Co., Ltd.	3,868	34,925
	Hy-Lok Corp.	4,187	54,587
*	Hyosung Advanced Materials Corp.	1,225	101,344
	Hyosung Chemical Corp.	872	85,605
	Hyosung Corp.	4,440	263,282
	Hyosung TNC Co., Ltd.	1,183	162,758
*	Hyundai Bioscience Co., Ltd.	1,480	14,365
	Hyundai BNG Steel Co., Ltd.	4,399	30,258
#	Hyundai Construction Equipment Co., Ltd.	5,034	110,805
	Hyundai Corp Holdings, Inc.	2,677	23,099
	Hyundai Corp.	3,245	42,610
	Hyundai Department Store Co., Ltd.	4,187	271,775
*	Hyundai Electric & Energy System Co., Ltd.	5,670	46,099
*	Hyundai Elevator Co., Ltd.	2,540	127,465
	Hyundai Engineering & Construction Co., Ltd.	11,504	363,186
	Hyundai Glovis Co., Ltd.	3,813	467,699
	Hyundai Greenfood Co., Ltd.	22,736	195,317
	Hyundai Heavy Industries Holdings Co., Ltd.	1,925	438,084
	Hyundai Home Shopping Network Corp.	2,773	174,062
	Hyundai Hy Communications & Networks Co., Ltd.	19,724	62,846
	Hyundai Livart Furniture Co., Ltd.	5,250	48,513
	Hyundai Marine & Fire Insurance Co., Ltd.	34,740	637,303
*	Hyundai Merchant Marine Co., Ltd.	6,581	18,991
	Hyundai Mipo Dockyard Co., Ltd.	5,934	203,721
	Hyundai Mobis Co., Ltd.	4,248	812,318
	Hyundai Motor Co.	10,134	1,052,032
	Hyundai Motor Securities Co., Ltd.	8,272	65,221
	Hyundai Pharmaceutical Co., Ltd.	2,593	10,608
*	Hyundai Rotem Co., Ltd.	2,679	31,400
	Hyundai Steel Co.	23,633	554,355
	Hyundai Telecommunication Co., Ltd.	3,896	24,381
	Hyundai Wia Corp.	7,914	280,828
	HyVision System, Inc.	4,057	40,616
	ICD Co., Ltd.	7,811	100,518
	IDIS Holdings Co., Ltd.	2,459	23,973
*	IHQ, Inc.	30,632	41,004
	Il Dong Pharmaceutical Co., Ltd.	1,499	19,555
*	Iljin Electric Co., Ltd.	4,435	11,810
	Iljin Holdings Co., Ltd.	11,581	44,098
*	Iljin Materials Co., Ltd.	1,238	48,987
	Ilshin Spinning Co., Ltd.	489	27,683
*	Ilyang Pharmaceutical Co., Ltd.	980	19,598
*	IM Co., Ltd.	8,684	7,574
	iMarketKorea, Inc.	6,839	53,090
	InBody Co., Ltd.	2,830	49,298
*	Industrial Bank of Korea	52,598	471,204
	INITECH Co., Ltd.	3,505	15,824
	Innocean Worldwide, Inc.	1,034	61,273
*	Innox Advanced Materials Co., Ltd.	1,435	56,184
#*	Inscobee, Inc.	38,314	89,344
*	Insun ENT Co., Ltd.	3,661	22,326
*	Interflex Co., Ltd.	2,858	31,211
	Interojo Co., Ltd.	2,255	50,816

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Interpark Corp.	1,523	$5,901
	Interpark Holdings Corp.	18,307	30,704
	INTOPS Co., Ltd.	5,178	47,506
	Inzi Controls Co., Ltd.	3,569	13,883
*	Iones Co., Ltd.	1,757	9,696
	IS Dongseo Co., Ltd.	10,012	239,685
	ISC Co., Ltd.	3,063	30,209
	i-SENS, Inc.	1,688	32,326
	ISU Chemical Co., Ltd.	4,395	33,659
	IsuPetasys Co., Ltd.	6,955	21,791
	It's Hanbul Co., Ltd.	1,087	15,886
	Jahwa Electronics Co., Ltd.	3,674	30,418
	JASTECH, Ltd.	1,642	15,505
*	Jayjun Cosmetic Co., Ltd.	2,056	6,713
	JB Financial Group Co., Ltd.	68,101	290,418
	JC Hyun System, Inc.	6,173	23,976
*	Jcontentree Corp.	1,184	38,411
*	Jeju Semiconductor Corp.	6,082	18,617
	Jejuair Co., Ltd.	2,681	48,883
	Jinro Distillers Co., Ltd.	496	12,608
	Jinsung T.E.C.	6,512	33,498
	JLS Co., Ltd.	2,834	17,688
	JS Corp.	1,422	12,589
	Jusung Engineering Co., Ltd.	9,061	51,588
	JVM Co., Ltd.	366	8,236
	JW Holdings Corp.	2,720	12,379
	JW Life Science Corp.	3,481	55,287
	JW Pharmaceutical Corp.	609	14,816
	JYP Entertainment Corp.	10,173	207,457
*	Kakao Corp.	1,339	176,506
*	Kanglim Co., Ltd.	6,120	9,423
	Kangnam Jevisco Co., Ltd.	1,448	23,323
	Kangwon Land, Inc.	5,689	130,963
	KAON Media Co., Ltd.	3,877	22,846
*	KB Financial Group, Inc.	42,311	1,556,427
*	KB Metal Co., Ltd.	8,659	10,981
	KC Co., Ltd.	4,865	64,795
	KC Green Holdings Co., Ltd.	5,906	23,842
	KC Tech Co., Ltd.	2,444	41,364
	KCC Corp.	1,374	230,229
	KCC Engineering & Construction Co., Ltd.	3,099	15,520
*	KCC Glass Corp.	1,291	36,934
*	KEC Corp.	33,389	27,237
	KEPCO Engineering & Construction Co., Inc.	1,021	16,689
	KEPCO Plant Service & Engineering Co., Ltd.	3,807	119,274
	Keyang Electric Machinery Co., Ltd.	8,517	20,235
#*	KEYEAST Co., Ltd.	24,548	62,361
	KG Chemical Corp.	4,841	47,970
	KG Eco Technology Service Co., Ltd.	9,233	23,369
	Kginicis Co., Ltd.	4,395	64,630
	KGMobilians Co., Ltd.	4,597	21,560
*	KH Vatec Co., Ltd.	1,405	23,063
	Kia Motors Corp.	19,162	651,753
	KISCO Corp.	9,547	34,662
	KISCO Holdings Co., Ltd.	3,626	36,347
	KISWIRE, Ltd.	2,601	39,010
*	Kiwi Media Group Co., Ltd.	35,862	3,385
	KIWOOM Securities Co., Ltd.	3,341	195,516
*	KMW Co., Ltd.	4,530	183,578

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kocom Co., Ltd.	2,542	$12,818
*	Kodaco Co., Ltd.	11,316	7,815
	Koentec Co., Ltd.	5,183	36,930
	Koh Young Technology, Inc.	3,071	234,235
	Kolmar BNH Co., Ltd.	3,110	68,474
	Kolmar Korea Holdings Co., Ltd.	2,620	46,174
	Kolon Corp.	2,068	26,354
	Kolon Global Corp.	2,247	16,454
	Kolon Industries, Inc.	8,158	285,835
	Kolon Plastic, Inc.	1,808	6,028
	KoMiCo, Ltd.	1,570	35,175
	Korea Aerospace Industries, Ltd.	8,473	211,852
	Korea Alcohol Industrial Co., Ltd.	5,942	42,661
	Korea Asset In Trust Co., Ltd.	32,495	79,739
	Korea Autoglass Corp.	4,404	55,039
	Korea Cast Iron Pipe Industries Co., Ltd.	1,166	9,204
*	Korea Circuit Co., Ltd.	4,852	39,797
*	Korea District Heating Corp.	936	32,633
#*	Korea Electric Power Corp., Sponsored ADR	4,000	42,280
*	Korea Electric Power Corp.	13,741	290,690
	Korea Electric Terminal Co., Ltd.	1,644	52,349
	Korea Export Packaging Industrial Co., Ltd.	855	14,177
	Korea Gas Corp.	4,452	120,637
*	Korea Information & Communications Co., Ltd.	2,407	15,212
	Korea Investment Holdings Co., Ltd.	13,070	718,859
*	Korea Line Corp.	5,318	90,543
*	Korea Materials & Analysis Corp.	1,303	11,218
	Korea Petrochemical Ind Co., Ltd.	1,853	143,103
	Korea Real Estate Investment & Trust Co., Ltd.	89,541	150,097
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,656	532,960
	Korea United Pharm, Inc.	3,661	50,278
	Korea Zinc Co., Ltd.	678	215,084
	Korean Air Lines Co., Ltd.	38,491	754,624
	Korean Reinsurance Co.	54,520	392,960
	Kortek Corp.	4,073	40,751
	KPX Chemical Co., Ltd.	898	40,369
	KSS LINE, Ltd.	6,720	39,216
*	KT Corp., Sponsored ADR	2,500	26,050
*	KT Corp.	2,588	54,772
*	KT Hitel Co., Ltd.	4,017	17,098
	KT Skylife Co., Ltd.	13,595	98,562
	KT Submarine Co., Ltd.	4,890	16,483
*	KT&G Corp.	10,024	796,544
*	KTB Investment & Securities Co., Ltd.	22,459	39,902
	KTCS Corp.	8,939	15,391
	Ktis Corp.	7,637	13,367
	Kukbo Design Co., Ltd.	1,117	15,099
	Kukdo Chemical Co., Ltd.	1,153	39,860
	Kukje Pharma Co., Ltd.	4,213	26,389
	Kumho Industrial Co., Ltd.	5,409	42,604
	Kumho Petrochemical Co., Ltd.	6,933	375,368
*	Kumho Tire Co., Inc.	25,262	80,652
	Kumkang Kind Co., Ltd.	6,650	18,992
	Kwang Dong Pharmaceutical Co., Ltd.	11,146	59,616
*	Kwang Myung Electric Co., Ltd.	8,801	15,612
	Kyeryong Construction Industrial Co., Ltd.	3,546	52,892
	Kyobo Securities Co., Ltd.	8,735	63,262
	Kyongbo Pharmaceutical Co., Ltd.	2,380	16,588
	Kyung Dong Navien Co., Ltd.	1,287	43,885

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyungbang Co., Ltd.	5,808	$44,363
	KyungDong City Gas Co., Ltd.	710	11,003
	KyungDong Invest Co., Ltd.	230	7,310
	Kyungdong Pharm Co., Ltd.	5,384	36,000
	Kyung-In Synthetic Corp.	5,514	38,265
	L&F Co., Ltd.	2,765	52,148
#*	LB Semicon, Inc.	13,039	83,414
	LEADCORP, Inc. (The)	9,326	46,425
*	Lee Ku Industrial Co., Ltd.	13,760	18,304
	LEENO Industrial, Inc.	2,474	167,390
*	Leenos Corp.	5,398	5,852
	LF Corp.	8,861	110,726
	LG Chem, Ltd.	2,718	757,886
	LG Corp.	14,690	863,275
*	LG Display Co., Ltd., ADR	7,000	43,820
*	LG Display Co., Ltd.	91,486	1,158,847
	LG Electronics, Inc.	41,896	2,284,542
	LG Hausys, Ltd.	2,888	117,806
	LG HelloVision Co., Ltd.	18,251	77,675
	LG Household & Health Care, Ltd.	791	827,324
	LG Innotek Co., Ltd.	6,171	769,036
	LG International Corp.	14,844	149,571
	LG Uplus Corp.	106,382	1,177,487
	LIG Nex1 Co., Ltd.	1,768	41,054
*	LIS Co., Ltd.	1,680	14,352
*	Liveplex Co., Ltd.	14,590	9,397
	LMS Co., Ltd.	1,405	17,300
	Lock & Lock Co., Ltd.	4,679	54,356
	LOT Vacuum Co., Ltd.	3,975	30,697
	Lotte Chemical Corp.	4,265	668,981
	Lotte Chilsung Beverage Co., Ltd.	919	94,919
	Lotte Corp.	8,387	246,100
	LOTTE Fine Chemical Co., Ltd.	6,059	196,073
	Lotte Food Co., Ltd.	170	51,084
	LOTTE Himart Co., Ltd.	4,537	100,992
*	Lotte Non-Life Insurance Co., Ltd.	38,382	53,921
	Lotte Shopping Co., Ltd.	3,386	325,097
	LS Cable & System Asia, Ltd.	2,218	14,445
	LS Corp.	5,393	177,973
	LS Industrial Systems Co., Ltd.	6,049	264,378
*	Lumens Co., Ltd.	13,886	27,749
*	Lutronic Corp.	2,412	14,965
*	LVMC Holdings	13,199	44,879
	Macquarie Korea Infrastructure Fund	55,637	541,392
*	Macrogen, Inc.	790	14,849
	Maeil Holdings Co., Ltd.	3,729	32,009
*	Magicmicro Co., Ltd.	18,363	9,495
	MAKUS, Inc.	7,385	22,015
	Mando Corp.	14,967	416,074
*	Maniker Co., Ltd.	31,924	20,672
	Mcnex Co., Ltd.	7,768	225,447
*	ME2ON Co., Ltd.	7,916	34,936
*	Medipost Co., Ltd.	780	20,979
	Medy-Tox, Inc.	1,049	281,575
	Meerecompany, Inc.	845	20,421
	MegaStudy Co., Ltd.	2,315	22,132
	MegaStudyEdu Co., Ltd.	5,139	189,515
	Meritz Financial Group, Inc.	20,620	184,091
	Meritz Fire & Marine Insurance Co., Ltd.	29,045	381,180

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Securities Co., Ltd.	107,207	$325,625
	Mi Chang Oil Industrial Co., Ltd.	191	12,010
	MiCo, Ltd.	16,385	86,626
	Minwise Co., Ltd.	2,233	26,886
	Mirae Asset Daewoo Co., Ltd.	55,574	315,834
	Mirae Asset Life Insurance Co., Ltd.	37,607	131,811
	Miwon Commercial Co., Ltd.	41	2,012
	Miwon Specialty Chemical Co., Ltd.	850	52,973
	MK Electron Co., Ltd.	9,955	64,092
*	MNTech Co., Ltd.	7,262	19,674
	Mobase Co., Ltd.	4,670	16,639
	Modetour Network, Inc.	1,405	17,152
	Moorim P&P Co., Ltd.	9,257	29,990
	Moorim Paper Co., Ltd.	10,458	22,186
	Motonic Corp.	3,936	29,312
	Muhak Co., Ltd.	8,572	58,882
	Multicampus Co., Ltd.	681	19,732
	Namhae Chemical Corp.	1,557	10,024
*	Namsun Aluminum Co., Ltd.	6,789	22,569
*	Namuga Co., Ltd.	518	17,546
	Namyang Dairy Products Co., Ltd.	154	53,081
	Namyeung Vivien	531	7,250
	Nasmedia Co., Ltd.	994	31,466
*	Naturecell Co., Ltd.	4,091	20,000
	NAVER Corp.	4,710	702,396
	NCSoft Corp.	1,611	853,423
	NeoPharm Co., Ltd.	1,610	54,482
*	Neowiz	2,740	38,881
*	NEOWIZ HOLDINGS Corp.	2,036	23,196
	NEPES Corp.	11,397	221,192
*	Netmarble Corp.	462	34,260
*	Neuros Co., Ltd.	5,123	15,486
*	New Power Plasma Co., Ltd.	5,200	18,074
	Nexen Corp.	11,324	54,302
	Nexen Tire Corp.	15,039	101,853
	NH Investment & Securities Co., Ltd.	43,870	399,637
*	NHN Corp.	1,965	123,465
	NHN KCP Corp.	3,853	77,174
	NICE Holdings Co., Ltd.	9,644	178,792
	Nice Information & Telecommunication, Inc.	3,138	74,716
	NICE Information Service Co., Ltd.	13,197	183,695
	NICE Total Cash Management Co., Ltd.	8,267	51,857
*	NK Co., Ltd.	23,922	21,276
	Nong Shim Holdings Co., Ltd.	1,008	65,284
	Nong Woo Bio Co., Ltd.	2,987	26,988
	NongShim Co., Ltd.	823	158,308
	Noroo Holdings Co., Ltd.	946	8,575
	NOROO Paint & Coatings Co., Ltd.	2,394	14,798
	NPC	3,679	11,710
	NS Shopping Co., Ltd.	5,600	40,998
	Nuri Telecom Co., Ltd.	2,417	11,510
	OCI Co., Ltd.	5,948	274,594
	Opto Device Technology Co., Ltd.	4,785	18,576
	OPTRON-TEC, Inc.	7,896	41,674
	Orion Corp.	660	56,356
	Orion Holdings Corp.	10,473	135,290
*	Osstem Implant Co., Ltd.	3,792	133,342
*	Osung Advanced Materials Co., Ltd.	27,587	52,302
	Ottogi Corp.	65	27,457

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Paik Kwang Industrial Co., Ltd.	8,901	$23,522
*	Pan Ocean Co., Ltd.	61,187	201,748
	Pan-Pacific Co., Ltd.	10,094	19,764
	Paradise Co., Ltd.	2,315	32,482
	Partron Co., Ltd.	14,316	131,763
*	Paru Co., Ltd.	4,569	17,485
*	Pearl Abyss Corp.	1,357	204,992
*	Pharmicell Co., Ltd.	3,390	21,795
*	Pobis TNC Co., Ltd.	10,917	12,725
#	Poongsan Corp.	8,667	147,330
	Poongsan Holdings Corp.	1,620	43,258
	POSCO, Sponsored ADR	11,313	502,410
	POSCO	5,988	1,084,837
	POSCO Chemical Co., Ltd.	5,859	277,034
	POSCO Coated & Color Steel Co., Ltd.	1,326	17,087
	Posco ICT Co., Ltd.	13,262	54,237
	Posco International Corp.	15,542	217,675
	Posco M-Tech Co., Ltd.	8,384	29,299
*	Power Logics Co., Ltd.	15,187	111,709
	Protec Co., Ltd.	2,671	36,450
	PS TEC Co., Ltd.	4,252	13,981
	PSK, Inc.	5,465	101,605
	Pulmuone Co., Ltd.	7,670	67,356
	Pungkuk Alcohol Industry Co., Ltd.	731	9,543
	Pyeong Hwa Automotive Co., Ltd.	4,745	31,666
*	Redrover Co., Ltd.	23,349	8,963
	Reyon Pharmaceutical Co., Ltd.	1,497	17,231
*	RFTech Co., Ltd.	4,695	31,385
	S Net Systems, Inc.	3,651	20,030
	S&S Tech Corp.	3,957	49,968
	S&T Dynamics Co., Ltd.	5,786	31,703
	S&T Holdings Co., Ltd.	2,883	36,083
	S&T Motiv Co., Ltd.	4,395	143,292
*	S.Y. Co., Ltd.	3,038	11,007
	S-1 Corp.	3,844	293,483
	Sajo Industries Co., Ltd.	1,127	31,103
	Sajodaerim Corp.	797	9,575
*	Sajodongaone Co., Ltd.	9,516	7,662
	Sam Chun Dang Pharm Co., Ltd.	1,284	30,570
*	SAM KANG M&T Co., Ltd.	6,234	20,788
	Sam Young Electronics Co., Ltd.	5,400	37,507
	Sam Yung Trading Co., Ltd.	2,594	34,676
	Sambo Corrugated Board Co., Ltd.	727	5,087
#	Sambo Motors Co., Ltd.	5,206	22,808
*	Sambu Engineering & Construction Co., Ltd.	26,389	13,792
	Samchully Co., Ltd.	644	42,324
*	Samchuly Bicycle Co., Ltd.	2,639	12,402
	Samho Development Co., Ltd.	8,173	27,604
	Samho International Co., Ltd.	1,716	25,194
	SAMHWA Paints Industrial Co., Ltd.	4,214	17,053
	Samick Musical Instruments Co., Ltd.	19,769	29,328
	Samick THK Co., Ltd.	3,397	38,008
	Samji Electronics Co., Ltd.	3,286	25,092
	Samjin LND Co., Ltd.	8,627	17,568
	Samjin Pharmaceutical Co., Ltd.	4,150	81,814
	Samkee Automotive Co., Ltd.	9,415	17,398
	Samkwang Glass Co., Ltd.	1,543	36,160
	Sammok S-Form Co., Ltd.	5,091	32,790
*	SAMPYO Cement Co., Ltd.	17,261	45,453

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Biologics Co., Ltd.	144	$57,876
	Samsung C&T Corp.	3,434	309,027
	Samsung Card Co., Ltd.	7,651	242,666
	Samsung Electro-Mechanics Co., Ltd.	8,574	879,070
	Samsung Electronics Co., Ltd.	661,530	30,650,662
*	Samsung Engineering Co., Ltd.	35,241	501,369
	Samsung Fire & Marine Insurance Co., Ltd.	7,087	1,247,777
*	Samsung Heavy Industries Co., Ltd.	70,858	390,147
	Samsung Life Insurance Co., Ltd.	10,891	630,216
*	Samsung Pharmaceutical Co., Ltd.	11,337	36,620
	Samsung SDI Co., Ltd.	5,006	1,139,556
	Samsung SDS Co., Ltd.	3,406	548,979
	Samsung Securities Co., Ltd.	17,973	525,064
	SAMT Co., Ltd.	33,156	66,673
#	Samwha Capacitor Co., Ltd.	3,391	151,485
	Samyang Corp.	1,345	47,363
	Samyang Foods Co., Ltd.	1,026	86,555
	Samyang Holdings Corp.	1,645	76,380
	Samyang Tongsang Co., Ltd.	608	31,242
	Samyoung M-Tek Co., Ltd.	3,893	11,543
	Sang-A Frontec Co., Ltd.	1,725	21,991
*	Sangsangin Co., Ltd.	14,994	99,968
	Sangsin Brake	5,178	14,406
	Sangsin Energy Display Precision Co., Ltd.	2,886	21,342
	SaraminHR Co., Ltd.	1,171	28,055
	SAVEZONE I&C Corp.	7,852	18,948
*	SBS Media Holdings Co., Ltd.	14,920	25,483
*	SBW	61,895	69,741
*	S-Connect Co., Ltd.	29,904	50,121
	Seah Besteel Corp.	6,421	68,924
	SeAH Steel Corp.	668	29,284
	SeAH Steel Holdings Corp.	745	25,243
	Sebang Co., Ltd.	5,642	47,218
	Sebang Global Battery Co., Ltd.	3,462	96,938
	Sebo Manufacturing Engineer Corp.	3,087	18,433
*	Seegene, Inc.	1,876	46,811
	Sejong Industrial Co., Ltd.	5,251	19,808
*	Sejong Telecom, Inc.	70,699	19,402
*	Sekonix Co., Ltd.	4,143	23,337
	S-Energy Co., Ltd.	3,217	9,812
*	Seobu T&D	10,864	66,618
	Seohan Co., Ltd.	37,879	33,752
	Seohee Construction Co., Ltd.	74,915	67,414
	Seojin System Co., Ltd.	4,350	96,522
	Seoul Auction Co., Ltd.	1,148	5,317
	Seoul Semiconductor Co., Ltd.	16,261	192,725
#	Seowon Co., Ltd.	9,326	26,907
	SEOWONINTECH Co., Ltd.	3,132	16,487
	Seoyon Co., Ltd.	5,803	18,506
	Seoyon E-Hwa Co., Ltd.	6,608	27,265
*	Sewon Cellontech Co., Ltd.	6,708	14,223
	SEWOONMEDICAL Co., Ltd.	3,757	10,668
	SFA Engineering Corp.	10,342	349,473
*	SFA Semicon Co., Ltd.	47,418	218,815
*	SG Corp.	32,481	23,753
*	SG&G Corp.	6,213	9,418
#	SH Energy & Chemical Co., Ltd.	26,194	22,528
*	Shin Poong Pharmaceutical Co., Ltd.	3,275	18,029
	Shindaeyang Paper Co., Ltd.	852	45,374

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Shinhan Financial Group Co., Ltd.	43,037	$1,404,431
*	Shinhan Financial Group Co., Ltd., ADR	2,400	77,736
	Shinil Industrial Co., Ltd.	16,283	24,416
	Shinsegae Engineering & Construction Co., Ltd.	1,276	26,810
	Shinsegae Food Co., Ltd.	604	33,967
	Shinsegae Information & Communication Co., Ltd.	458	42,862
	Shinsegae International, Inc.	326	55,218
	Shinsegae, Inc.	2,102	466,173
*	Shinsung E&G Co., Ltd.	18,108	13,407
*	Shinsung Tongsang Co., Ltd.	23,223	25,207
*	Shinwha Intertek Corp.	10,450	25,591
*	Shinwon Corp.	22,158	30,285
	Shinyoung Securities Co., Ltd.	2,250	99,960
	SHOWBOX Corp.	11,923	32,368
#*	Signetics Corp.	17,051	14,653
	SIGONG TECH Co., Ltd.	2,357	9,374
	Silicon Works Co., Ltd.	2,704	82,566
	Silla Co., Ltd.	3,447	32,185
#	SIMMTECH Co., Ltd.	10,495	95,057
	SIMPAC, Inc.	9,536	20,353
	Sindoh Co., Ltd.	2,160	61,333
#	SK Bioland Co., Ltd.	3,121	53,921
	SK D&D Co., Ltd.	1,460	33,257
	SK Discovery Co., Ltd.	6,515	126,191
	SK Gas, Ltd.	850	53,518
	SK Holdings Co., Ltd.	4,029	787,632
	SK Hynix, Inc.	96,784	7,363,940
	SK Innovation Co., Ltd.	6,591	709,368
	SK Materials Co., Ltd.	1,048	136,504
	SK Networks Co., Ltd.	58,298	240,806
	SK Securities Co., Ltd.	151,641	73,239
	SK Telecom Co., Ltd., Sponsored ADR	1,400	29,694
	SK Telecom Co., Ltd.	1,056	202,310
#	SKC Co., Ltd.	6,532	281,780
*	SKC Solmics Co., Ltd.	14,915	41,378
	SKCKOLONPI, Inc.	4,953	159,218
	SL Corp.	2,816	39,248
*	SM Culture & Contents Co., Ltd.	8,305	10,051
*	SM Entertainment Co., Ltd.	1,003	27,175
*	S-MAC Co., Ltd.	17,626	15,411
	SMEC Co., Ltd.	5,759	10,130
*	SNU Precision Co., Ltd.	3,896	8,757
	S-Oil Corp.	1,700	107,028
*	Solborn, Inc.	4,032	13,059
#*	Solid, Inc.	6,762	30,239
	Songwon Industrial Co., Ltd.	7,973	86,667
#	Soulbrain Co., Ltd.	5,402	438,989
	SPC Samlip Co., Ltd.	717	45,580
	SPG Co., Ltd.	5,210	27,973
	Spigen Korea Co., Ltd.	1,063	46,179
	Ssangyong Cement Industrial Co., Ltd.	38,395	158,212
#*	Ssangyong Motor Co.	14,381	23,299
	ST Pharm Co., Ltd.	1,443	32,986
	Suheung Co., Ltd.	1,837	54,999
	Sun Kwang Co., Ltd.	1,942	25,132
*	SundayToz Corp.	801	11,856
	Sung Bo Chemicals Co., Ltd.	5,041	17,764
	Sung Kwang Bend Co., Ltd.	9,320	73,386
*	Sungchang Enterprise Holdings, Ltd.	23,155	29,621

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sungdo Engineering & Construction Co., Ltd.	5,057	$14,184
	Sungshin Cement Co., Ltd.	6,391	33,518
	Sungwoo Hitech Co., Ltd.	30,887	92,740
	Sunjin Co., Ltd.	4,911	35,558
*	Suprema HQ, Inc.	570	3,267
*	Suprema, Inc.	529	19,717
	SurplusGlobal, Inc.	9,874	21,297
*	Synopex, Inc.	18,521	38,156
	Systems Technology, Inc.	3,867	56,136
	Tae Kyung Industrial Co., Ltd.	6,193	27,673
	Taekwang Industrial Co., Ltd.	162	126,139
*	Taewoong Co., Ltd.	5,246	32,326
	Taeyoung Engineering & Construction Co., Ltd.	21,354	244,640
*	Taihan Electric Wire Co., Ltd.	11,757	5,856
*	Taihan Fiberoptics Co., Ltd.	3,210	7,119
	Taihan Textile Co., Ltd.	2,141	35,452
	Tailim Packaging Co., Ltd.	6,595	20,044
*	TBH Global Co., Ltd.	8,225	16,424
	TechWing, Inc.	4,186	58,255
	TES Co., Ltd.	5,340	103,737
	Tesna, Inc.	1,456	77,319
*	Theragen Etex Co., Ltd.	1,772	11,204
*	Thinkware Systems Corp.	2,160	12,617
#*	TK Chemical Corp.	10,111	22,111
	TK Corp.	5,739	48,164
	Tokai Carbon Korea Co., Ltd.	1,461	72,165
	Tongyang Life Insurance Co., Ltd.	18,908	56,673
	Tongyang, Inc.	65,030	59,201
	Top Engineering Co., Ltd.	7,019	51,145
	Toptec Co., Ltd.	8,221	70,941
	Tovis Co., Ltd.	5,714	41,044
	TS Corp.	2,480	39,444
*	T'way Holdings, Inc.	21,014	24,625
	Ubiquoss, Inc.	666	15,418
	UIL Co., Ltd.	4,913	19,486
	Uju Electronics Co., Ltd.	2,705	22,128
*	Uni-Chem Co., Ltd.	14,391	21,631
*	Unick Corp.	2,721	13,420
	Unid Co., Ltd.	2,127	78,070
	Union Semiconductor Equipment & Materials Co., Ltd.	6,126	30,349
	Uniquest Corp.	3,608	19,937
	UniTest, Inc.	7,073	90,625
	Value Added Technology Co., Ltd.	2,552	65,863
	Viatron Technologies, Inc.	3,044	22,104
	Vieworks Co., Ltd.	1,617	48,069
	Visang Education, Inc.	2,929	17,470
*	Vitzrocell Co., Ltd.	1,842	25,942
*	VT GMP Co., Ltd.	4,452	36,177
*	W Holding Co., Ltd.	36,772	9,387
*	Webzen, Inc.	4,379	52,866
	Wemade Co., Ltd.	967	25,429
	Whanin Pharmaceutical Co., Ltd.	2,132	26,741
*	WillBes & Co. (The)	19,813	25,525
	Winix, Inc.	3,912	80,607
	WiSoL Co., Ltd.	11,563	128,334
*	WIZIT Co., Ltd.	16,810	11,087
*	Won Ik Corp.	2,720	8,538
*	Wonik Holdings Co., Ltd.	14,260	61,767
	WONIK IPS Co., Ltd.	9,394	265,633

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Wonik Materials Co., Ltd.	2,336	$49,986
*	Wonik QnC Corp.	3,518	43,564
*	Woojin, Inc.	3,421	10,635
*	Woongjin Co., Ltd.	6,269	6,484
	Woongjin Coway Co., Ltd.	6,767	496,510
*	Woongjin Energy Co., Ltd.	4,471	1,286
	Woori Financial Group, Inc.	92,304	779,236
*	Woori Investment Bank Co., Ltd.	33,793	16,321
#	Woori Technology Investment Co., Ltd.	19,335	44,299
*	Woori Technology, Inc.	10,028	7,529
	Woorison F&G Co., Ltd.	11,019	15,611
	Woory Industrial Co., Ltd.	2,626	47,860
	Wooshin Systems Co., Ltd.	3,007	11,910
*	Woosu AMS Co., Ltd.	8,567	22,716
*	WooSung Feed Co., Ltd.	6,316	15,425
	Y G-1 Co., Ltd.	9,561	53,456
*	YeaRimDang Publishing Co., Ltd.	10,331	28,269
	YG Entertainment, Inc.	1,090	28,443
	YMC Co., Ltd.	4,926	33,533
	Yoosung Enterprise Co., Ltd.	3,387	7,104
	YooSung T&S Co., Ltd.	4,556	9,908
	Youlchon Chemical Co., Ltd.	2,627	27,394
	Young Poong Corp.	88	46,104
	Young Poong Precision Corp.	5,214	34,106
*	Youngone Corp.	6,169	159,084
	Youngone Holdings Co., Ltd.	3,180	110,291
*	Yuanta Securities Korea Co., Ltd.	47,954	107,348
#	Yuhan Corp.	809	146,761
*	Yungjin Pharmaceutical Co., Ltd.	4,960	22,904
	Zeus Co., Ltd.	2,774	31,317
TOTAL SOUTH KOREA			131,656,367
SPAIN — (1.6%)
	Acciona SA	14,249	1,617,351
	Acerinox SA	89,597	872,287
	ACS Actividades de Construccion y Servicios SA	42,349	1,407,977
	Aena SME SA	8,581	1,588,172
	Alantra Partners SA	733	12,464
	Almirall SA	7,005	103,606
	Amadeus IT Group SA	38,684	3,033,060
*	Amper SA	289,548	82,427
	Applus Services SA	78,824	914,639
	Atresmedia Corp. de Medios de Comunicacion SA	40,947	138,942
	Azkoyen SA	6,948	49,505
	Banco Bilbao Vizcaya Argentaria SA	481,436	2,492,197
	Banco de Sabadell SA	1,028,668	926,877
	Banco Santander SA	1,313,766	5,177,409
#	Banco Santander SA, Sponsored ADR	62,922	246,656
*	Banco Santander SA	112,382	469,262
	Bankia SA	316,720	575,583
	Bankinter SA	86,398	560,256
	Bolsas y Mercados Espanoles SHMSF SA	42,561	1,650,982
	CaixaBank SA	375,752	1,098,237
	Cellnex Telecom SA	58,215	2,895,332
	Cia de Distribucion Integral Logista Holdings SA	33,243	745,941
	CIE Automotive SA	19,308	423,695
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	276,711
	Ebro Foods SA	17,019	351,819
*	eDreams ODIGEO SA	19,877	97,331

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Elecnor SA	10,479	$118,045
	Enagas SA	99,393	2,678,027
#	Ence Energia y Celulosa SA	85,077	344,167
	Endesa SA	37,612	1,032,716
#	Ercros SA	69,456	199,384
	Euskaltel SA	38,038	358,440
	Faes Farma SA	119,900	653,413
	Ferrovial SA	11,553	367,003
*	Fluidra SA	13,851	170,244
	Fomento de Construcciones y Contratas SA	15,941	198,419
*	Global Dominion Access SA	61,555	225,333
	Grifols SA	34,673	1,164,500
	Grupo Catalana Occidente SA	10,508	345,090
*	Grupo Empresarial San Jose SA	5,388	38,509
	Iberdrola S.A.	720,436	7,882,530
#*	Indra Sistemas SA	57,644	661,974
	Industria de Diseno Textil SA	84,103	2,828,137
	Laboratorios Farmaceuticos Rovi SA	663	18,265
	Liberbank SA	886,100	292,838
	Mapfre SA	267,145	683,665
*	Masmovil Ibercom SA	18,125	379,155
	Mediaset Espana Comunicacion SA	89,514	490,099
	Melia Hotels International SA	45,681	366,860
#	Miquel y Costas & Miquel SA	12,924	215,871
	Naturgy Energy Group SA	71,603	1,888,512
#*	Obrascon Huarte Lain SA	47,065	55,047
*	Pharma Mar SA	12,560	57,616
*	Promotora de Informaciones SA, Class A	117,341	177,494
	Prosegur Cia de Seguridad SA	114,510	451,567
*	Quabit Inmobiliaria SA	26,315	30,891
*	Realia Business SA	44,100	44,029
	Red Electrica Corp. SA	58,838	1,177,128
	Repsol SA, Sponsored ADR	232	3,181
	Repsol SA	150,931	2,077,232
	Sacyr S.A.	248,476	712,277
	Sacyr SA	5,401	15,514
	Siemens Gamesa Renewable Energy SA	19,238	306,627
*	Solaria Energia y Medio Ambiente SA	15,503	145,171
*	Talgo SA	27,817	183,907
*	Tecnicas Reunidas SA	3,595	87,505
	Telefonica SA, Sponsored ADR	6,481	43,617
	Telefonica SA	395,715	2,676,500
	Tubacex SA	32,678	92,430
	Unicaja Banco SA	21,109	21,110
	Vidrala SA	8,756	939,363
	Viscofan SA	23,792	1,266,547
	Vocento SA	5,805	7,337
	Zardoya Otis SA	55,531	418,408
TOTAL SPAIN			62,400,412
SWEDEN — (2.0%)
	AAK AB	48,336	908,278
	AcadeMedia AB	22,472	134,934
*	Adapteo Oyj	19,462	227,466
	AddLife AB, Class B	4,174	126,737
	AddNode Group AB	7,440	150,336
	AddTech AB, Class B	21,521	658,655
	AF POYRY AB	25,821	655,835
	Alfa Laval AB	38,480	960,581

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Alimak Group AB	11,144	$152,942
	Arjo AB, Class B	100,495	481,395
	Assa Abloy AB, Class B	20,915	496,444
	Atlas Copco AB, Class A	41,392	1,465,029
	Atlas Copco AB, Class B	24,104	749,234
	Atrium Ljungberg AB, Class B	12,573	303,980
	Attendo AB	36,858	202,785
	Avanza Bank Holding AB	32,635	319,744
	Axfood AB	17,325	359,234
	BE Group AB	696	2,633
	Beijer Alma AB	20,027	303,209
	Beijer Electronics Group AB	5,488	32,119
	Beijer Ref AB	17,626	530,192
	Bergman & Beving AB	13,733	123,489
	Besqab AB	1,464	21,770
	Betsson AB	77,995	334,467
	Bilia AB, Class A	60,249	661,363
#	BillerudKorsnas AB	90,784	1,166,562
	BioGaia AB, Class B	5,910	255,813
	Biotage AB	12,625	157,753
	Bjorn Borg AB	11,408	29,421
	Boliden AB	98,291	2,333,450
	Bonava AB, Class B	38,700	346,181
	Bravida Holding AB	22,401	204,196
	Bufab AB	14,774	202,036
	Bulten AB	5,345	39,755
	Bure Equity AB	26,553	591,239
*	Byggmax Group AB	33,815	100,860
	Castellum AB	19,879	488,355
	Catena AB	5,700	246,783
*	Cavotec SA	7,105	14,891
	Clas Ohlson AB, Class B	10,924	115,792
#	Cloetta AB, Class B	103,165	363,634
#*	Collector AB	4,634	14,565
	Concentric AB	13,349	213,283
	Coor Service Management Holding AB	6,606	60,409
	Corem Property Group AB, Class B	16,942	49,082
	Dios Fastigheter AB	27,940	257,652
	Dometic Group AB	113,847	1,035,377
*	Doro AB	11,734	57,793
	Duni AB	13,942	190,046
#	Dustin Group AB	28,097	217,225
	Eastnine AB	6,781	98,953
	Elanders AB, Class B	2,784	25,598
#	Electrolux AB, Class B	64,544	1,531,179
#	Elekta AB, Class B	33,319	381,631
#*	Eltel AB	29,981	57,750
*	Enea AB	5,103	87,146
	Epiroc AB, Class A	60,137	695,696
	Epiroc AB, Class B	30,082	339,978
	Essity AB, Class A	2,277	72,400
	Essity AB, Class B	45,397	1,441,169
	eWork Group AB	2,020	16,274
	Fabege AB	33,056	566,634
#	Fagerhult AB	18,220	112,308
*	Fastighets AB Balder, Class B	12,918	612,840
#	FastPartner AB	7,965	84,016
	Fenix Outdoor International AG	880	93,983
*	Fingerprint Cards AB, Class B	33,245	58,845

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Getinge AB, Class B	53,621	$913,178
	Granges AB	52,065	480,967
	Gunnebo AB	20,442	53,164
	Haldex AB	18,099	91,865
	Heba Fastighets AB, Class B	3,227	29,617
#	Hennes & Mauritz AB, Class B	71,752	1,574,223
	Hexagon AB, Class B	12,609	685,473
#	Hexpol AB	61,107	550,875
	HIQ International AB	18,807	97,578
#	HMS Networks AB	3,451	59,616
#*	Hoist Finance AB	27,317	136,377
	Holmen AB, Class B	29,156	863,247
	Hufvudstaden AB, Class A	16,447	325,838
	Humana AB	2,198	14,107
	Husqvarna AB, Class A	6,466	48,650
	Husqvarna AB, Class B	102,338	771,299
	ICA Gruppen AB	11,329	498,130
	Indutrade AB	18,684	672,953
#*	International Petroleum Corp.	24,508	87,224
#	Intrum AB	24,275	672,558
	Inwido AB	26,971	203,000
*	ITAB Shop Concept AB, Class B	6,100	12,087
	JM AB	38,405	1,173,453
#	Kindred Group P.L.C.	70,894	360,436
	Klovern AB, Class B	155,399	389,743
	KNOW IT AB	16,180	330,246
	Kungsleden AB	50,641	539,744
	Lagercrantz Group AB, Class B	19,630	318,893
#	Lifco AB, Class B	4,400	259,491
	Lindab International AB	36,336	411,183
	Loomis AB, Class B	47,522	1,720,839
	Lundin Petroleum AB	16,381	498,223
*	Medivir AB, Class B	4,452	6,746
*	Mekonomen AB	18,686	156,010
	Millicom International Cellular SA	19,088	901,408
*	Modern Times Group MTG AB, Class B	29,162	290,661
#	Momentum Group AB, Class B	8,835	106,696
#	Mycronic AB	20,214	393,431
	Nederman Holding AB	851	12,705
	New Wave Group AB, Class B	25,425	152,548
	Nibe Industrier AB, Class B	25,988	450,406
	Nobia AB	70,790	521,950
	Nobina AB	81,238	616,293
	Nolato AB, Class B	12,358	715,980
	Nordic Entertainment Group AB, Class B	6,950	210,888
	Nordic Waterproofing Holding A.S.	8,292	79,872
	NP3 Fastigheter AB	14,638	189,816
*	Nyfosa AB	41,855	409,707
	OEM International AB, Class B	617	15,616
	Pandox AB	22,813	508,676
	Peab AB, Class B	106,789	1,072,061
	Platzer Fastigheter Holding AB, Class B	7,438	88,382
	Pricer AB, Class B	56,354	124,651
	Proact IT Group AB	5,567	90,312
#*	Qliro Group AB	45,419	33,277
	Ratos AB, Class B	100,173	351,908
*	RaySearch Laboratories AB	6,442	62,844
#	Recipharm AB, Class B	21,948	322,196
	Resurs Holding AB	53,508	296,144

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Rottneros AB	37,562	$43,293
#	Saab AB, Class B	14,111	458,153
	Sagax AB, Class B	20,168	310,222
	Samhallsbyggnadsbolaget i Norden AB	209,426	516,322
	Sandvik AB	154,897	2,827,131
#*	SAS AB	178,310	255,925
	Scandi Standard AB	26,009	199,861
	Scandic Hotels Group AB	28,508	302,373
	Sectra AB, Class B	6,032	248,221
	Securitas AB, Class B	44,287	697,049
	Semcon AB	7,306	50,205
*	Sensys Gatso Group AB	93,608	13,116
	Sintercast AB	2,035	42,488
	Skandinaviska Enskilda Banken AB, Class A	130,346	1,288,069
#	Skandinaviska Enskilda Banken AB, Class C	2,149	22,702
	Skanska AB, Class B	56,069	1,297,814
	SKF AB, Class A	2,953	54,032
	SKF AB, Class B	99,854	1,827,789
#	SkiStar AB	24,236	266,689
	SSAB AB, Class A	2,266	6,939
#	SSAB AB, Class A	38,420	118,045
	SSAB AB, Class B, Share, Class B	12,844	36,780
	SSAB AB, Class B	157,513	453,415
	Svenska Cellulosa AB SCA, Class A	4,431	45,390
	Svenska Cellulosa AB SCA, Class B	95,638	956,875
	Svenska Handelsbanken AB, Class A	109,909	1,076,801
	Svenska Handelsbanken AB, Class B	3,513	36,645
	Sweco AB, Class B	23,921	923,725
	Swedbank AB, Class A	70,773	1,086,629
	Swedish Match AB	13,787	779,491
#*	Swedish Orphan Biovitrum AB	14,352	255,446
	Systemair AB	2,297	41,859
	Tele2 AB, Class B	51,512	777,173
	Telefonaktiebolaget LM Ericsson, Class A	1,788	15,051
	Telefonaktiebolaget LM Ericsson, Class B	65,694	516,514
	Telia Co. AB	300,171	1,283,665
	Thule Group AB	36,833	869,306
	Trelleborg AB, Class B	44,670	733,422
	Troax Group AB	14,558	197,356
	Vitrolife AB	17,265	361,957
	Volvo AB, Class A	37,610	643,346
	Volvo AB, Class B	272,897	4,664,827
	Wallenstam AB, Class B	41,969	549,573
	Wihlborgs Fastigheter AB	39,347	753,652
TOTAL SWEDEN			76,322,201
SWITZERLAND — (5.0%)
	ABB, Ltd.	150,336	3,500,113
	Adecco Group AG	59,457	3,483,475
*	Alcon, Inc.	22,285	1,313,501
*	Alcon, Inc.	38,961	2,301,730
	Allreal Holding AG	8,245	1,710,276
	ALSO Holding AG	2,341	382,204
#*	ams AG	19,933	810,021
	APG SGA SA	491	142,376
	Arbonia AG	26,347	316,349
*	Aryzta AG	443,872	444,949
	Ascom Holding AG	13,667	135,270
#	Autoneum Holding AG	1,342	154,507

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Bachem Holding AG, Class B	653	$117,193
	Baloise Holding AG	14,494	2,618,756
	Banque Cantonale de Geneve	610	129,058
	Banque Cantonale Vaudoise	1,036	867,604
	Barry Callebaut AG	608	1,342,907
	Belimo Holding AG	143	1,002,635
	Bell Food Group AG	967	252,081
	Bellevue Group AG	5,452	158,746
#	Berner Kantonalbank AG	1,480	351,847
	BKW AG	5,841	544,059
#	Bobst Group SA	5,079	266,298
#	Bossard Holding AG, Class A	3,940	572,319
	Bucher Industries AG	3,602	1,204,590
	Burckhardt Compression Holding AG	883	241,513
	Burkhalter Holding AG	1,875	149,392
	Calida Holding AG	2,606	97,900
	Carlo Gavazzi Holding AG	249	63,582
	Cembra Money Bank AG	10,884	1,272,689
	Chocoladefabriken Lindt & Spruengli AG	9	839,177
	Cicor Technologies, Ltd.	1,175	71,083
	Cie Financiere Richemont SA	31,948	2,320,151
	Cie Financiere Tradition SA	908	103,666
	Coltene Holding AG	1,472	128,960
	Conzzeta AG	636	722,264
	Credit Suisse Group AG	172,760	2,184,541
	Credit Suisse Group AG, Sponsored ADR	3,858	48,652
	Daetwyler Holding AG	3,169	570,614
	DKSH Holding AG	14,967	772,068
#	dormakaba Holding AG	982	617,466
*	Dottikon Es Holding AG	32	20,314
	Dufry AG	13,713	1,188,773
	EFG International AG	55,885	345,854
	Emmi AG	898	870,782
	EMS-Chemie Holding AG	1,057	691,639
#	Feintool International Holding AG	1,181	63,055
	Flughafen Zurich AG	10,706	1,859,985
	Forbo Holding AG	609	1,045,211
*	GAM Holding AG	100,101	308,972
	Geberit AG	5,062	2,671,377
	Georg Fischer AG	2,345	2,299,686
	Givaudan SA	1,081	3,566,728
	Gurit Holding AG	219	331,426
	Helvetia Holding AG	18,222	2,619,522
	Hiag Immobilien Holding AG	1,172	131,933
#*	HOCHDORF Holding AG	378	32,591
	Huber & Suhner AG	4,423	329,546
	Implenia AG	8,365	340,999
	Inficon Holding AG	821	632,729
	Interroll Holding AG	300	586,373
	Intershop Holding AG	428	275,561
	Investis Holding SA	548	49,166
	Julius Baer Group, Ltd.	57,765	2,886,380
	Jungfraubahn Holding AG	519	88,635
	Kardex AG	5,204	887,211
#	Komax Holding AG	1,351	273,147
#	Kudelski SA	13,192	71,537
	Kuehne + Nagel International AG	6,968	1,126,181
	LafargeHolcim, Ltd.	35,379	1,797,989
	LafargeHolcim, Ltd.	6,741	341,706

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Lastminute.com NV	1,562	$71,712
	LEM Holding SA	135	203,953
	Liechtensteinische Landesbank AG	5,927	398,079
	Logitech International SA	5,234	234,470
#	Logitech International SA	27,599	1,231,743
	Lonza Group AG	12,602	5,175,512
	Luzerner Kantonalbank AG	1,110	471,608
*	Meier Tobler Group AG	1,320	22,228
	Metall Zug AG	79	180,300
#*	Meyer Burger Technology AG	24,599	10,361
	Mikron Holding AG	2,756	17,875
	Mobilezone Holding AG	16,695	189,384
	Mobimo Holding AG	3,642	1,175,273
	Nestle SA	243,456	26,851,395
	Novartis AG, Sponsored ADR	20,738	1,959,948
	Novartis AG	132,989	12,563,218
	OC Oerlikon Corp. AG	94,595	1,007,494
*	Orascom Development Holding AG	6,059	88,748
	Orior AG	2,610	239,806
	Partners Group Holding AG	2,549	2,333,492
	Phoenix Mecano AG	204	94,780
	Plazza AG, Class A	251	76,647
	PSP Swiss Property AG	11,817	1,786,813
	Rieter Holding AG	1,861	244,976
	Roche Holding AG	2,616	867,186
	Roche Holding AG	58,789	19,721,849
	Romande Energie Holding SA	61	80,487
	Schaffner Holding AG	112	22,405
	Schindler Holding AG	3,519	874,903
*	Schmolz + Bickenbach AG	255,787	54,490
	Schweiter Technologies AG	571	706,920
	SFS Group AG	9,124	850,253
	SGS SA	682	1,972,802
	Siegfried Holding AG	1,873	866,252
	Sika AG	19,260	3,463,437
	Sonova Holding AG	7,465	1,872,008
	St Galler Kantonalbank AG	944	449,496
	Straumann Holding AG	1,478	1,408,729
	Sulzer AG	10,188	1,123,617
	Sunrise Communications Group AG	30,225	2,496,089
	Swatch Group AG (The)	4,741	1,189,263
	Swatch Group AG (The)	8,337	405,279
	Swiss Life Holding AG	6,095	3,063,799
	Swiss Prime Site AG	37,731	4,606,396
	Swiss Re AG	24,995	2,822,408
#	Swisscom AG	12,175	6,679,976
	Swissquote Group Holding SA	3,578	216,136
#	Temenos AG	15,969	2,568,907
	Thurgauer Kantonalbank	480	54,528
	Tornos Holding AG	3,541	23,855
	TX Group AG	1,199	113,163
#	u-blox Holding AG	3,573	320,591
	UBS Group AG	254,309	3,158,420
*	UBS Group AG	14,105	174,479
	Valiant Holding AG	5,043	518,506
	Valora Holding AG	1,777	472,823
	Varia US Properties AG	573	25,754
	VAT Group AG	13,148	1,984,652
	Vaudoise Assurances Holding SA	532	317,863

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Vetropack Holding AG	97	$291,293
	Vifor Pharma AG	9,755	1,797,620
	Vontobel Holding AG	18,204	1,268,207
	VP Bank AG	1,871	320,423
	VZ Holding AG	610	215,783
	Walliser Kantonalbank	123	14,242
	Warteck Invest AG	18	40,694
	Ypsomed Holding AG	888	128,910
	Zehnder Group AG	4,844	229,795
	Zueblin Immobilien Holding AG	454	13,570
	Zug Estates Holding AG, Class B	34	84,323
	Zuger Kantonalbank AG	17	115,669
	Zurich Insurance Group AG	12,497	5,187,725
TOTAL SWITZERLAND			193,947,380
TAIWAN — (4.1%)
	ABC Taiwan Electronics Corp.	35,544	22,111
	Ability Enterprise Co., Ltd.	123,988	59,045
	Ability Opto-Electronics Technology Co., Ltd.	29,083	39,269
	AcBel Polytech, Inc.	63,000	48,025
	Accton Technology Corp.	139,000	738,809
	Acer, Inc.	840,000	464,546
	ACES Electronic Co., Ltd.	37,000	32,700
	Acter Group Corp., Ltd.	28,550	160,680
	Action Electronics Co., Ltd.	63,000	16,923
	Actron Technology Corp.	38,642	128,097
#	A-DATA Technology Co., Ltd.	89,000	205,135
	Addcn Technology Co., Ltd.	4,000	30,716
	Adlink Technology, Inc.	28,659	43,598
	Advanced Ceramic X Corp.	13,000	129,127
	Advanced International Multitech Co., Ltd.	60,000	74,765
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	33,533	16,092
*	Advanced Optoelectronic Technology, Inc.	31,000	17,275
#	Advanced Wireless Semiconductor Co.	47,000	138,452
	Advancetek Enterprise Co., Ltd.	96,571	59,981
	Advantech Co., Ltd.	24,599	234,630
	Aerospace Industrial Development Corp.	307,000	341,129
*	AGV Products Corp.	227,875	51,769
	Airtac International Group	32,229	487,103
	Alchip Technologies, Ltd.	22,000	164,729
*	ALI Corp.	78,901	40,936
	All Ring Tech Co., Ltd.	34,000	46,347
	Allied Circuit Co., Ltd.	13,000	39,686
	Allis Electric Co., Ltd.	90,640	62,248
	Alltop Technology Co., Ltd.	23,000	52,883
	Alpha Networks, Inc.	134,300	89,340
	Altek Corp.	121,000	81,440
	Amazing Microelectronic Corp.	37,308	113,197
	Ambassador Hotel (The)	99,000	84,003
	Ampire Co., Ltd.	28,000	18,918
*	AmTRAN Technology Co., Ltd.	359,000	121,426
	Anderson Industrial Corp.	41,405	11,573
	Anpec Electronics Corp.	40,799	94,506
	Apacer Technology, Inc.	35,750	49,362
	APAQ Technology Co., Ltd.	25,267	27,946
	APCB, Inc.	64,000	50,348
	Apex Biotechnology Corp.	32,000	27,134
	Apex International Co., Ltd.	53,550	93,145
	Arcadyan Technology Corp.	43,541	111,876

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ardentec Corp.	268,990	$240,212
	Argosy Research, Inc.	22,000	44,419
	ASE Technology Holding Co., Ltd., ADR	8,500	40,290
	ASE Technology Holding Co., Ltd.	688,931	1,662,398
	Asia Cement Corp.	526,000	782,387
	Asia Electronic Material Co., Ltd.	26,000	12,790
	Asia Optical Co., Inc.	63,000	177,571
*	Asia Pacific Telecom Co., Ltd.	685,581	177,462
*	Asia Plastic Recycling Holding, Ltd.	96,159	17,791
	Asia Polymer Corp.	159,962	77,667
	Asia Tech Image, Inc.	29,000	50,511
	Asia Vital Components Co., Ltd.	132,000	146,042
#	ASMedia Technology, Inc.	7,260	187,987
	ASPEED Technology, Inc.	5,000	153,110
	ASROCK, Inc.	12,000	35,372
	Asustek Computer, Inc.	97,000	714,389
	Aten International Co., Ltd.	45,000	124,686
	AU Optronics Corp.	2,931,000	972,323
	Audix Corp.	34,000	46,263
#	AURAS Technology Co., Ltd.	28,000	148,879
	Aurora Corp.	14,100	41,838
	Avalue Technology, Inc.	20,000	47,707
	Avermedia Technologies	85,000	26,732
	AVY Precision Technology, Inc.	45,154	44,393
	Axiomtek Co., Ltd.	10,000	18,745
	Bank of Kaohsiung Co., Ltd.	284,871	91,533
	Baolong International Co., Ltd.	21,000	9,081
	Basso Industry Corp.	40,000	62,752
	BenQ Materials Corp.	46,000	25,495
	BES Engineering Corp.	618,000	149,700
	Bin Chuan Enterprise Co., Ltd.	22,000	13,638
*	Biostar Microtech International Corp.	74,000	26,011
	Bioteque Corp.	39,000	150,784
	Bizlink Holding, Inc.	48,488	354,225
*	Boardtek Electronics Corp.	37,000	27,272
	Bright Led Electronics Corp.	41,000	20,355
	Brighton-Best International Taiwan, Inc.	30,423	28,027
	C Sun Manufacturing, Ltd.	98,000	76,451
*	Cameo Communications, Inc.	106,000	25,124
	Capital Futures Corp.	40,400	56,985
	Capital Securities Corp.	894,680	300,863
	Career Technology MFG. Co., Ltd.	44,363	43,150
*	Carnival Industrial Corp.	129,771	40,634
	Casetek Holdings, Ltd.	68,377	94,882
	Caswell, Inc.	13,000	47,659
	Catcher Technology Co., Ltd.	222,000	1,758,038
	Cathay Financial Holding Co., Ltd.	801,653	1,072,988
	Cathay Real Estate Development Co., Ltd.	312,000	210,688
	Cayman Engley Industrial Co., Ltd.	10,654	30,751
	Celxpert Energy Corp.	32,000	30,314
	Center Laboratories, Inc.	37,324	64,412
	Central Reinsurance Co., Ltd.	59,850	38,873
	Chailease Holding Co., Ltd.	271,853	1,127,324
*	Chain Chon Industrial Co., Ltd.	47,000	15,046
	ChainQui Construction Development Co., Ltd.	26,904	19,572
*	Champion Building Materials Co., Ltd.	118,000	24,460
	Chang Hwa Commercial Bank, Ltd.	835,899	592,086
	Chang Wah Electromaterials, Inc.	17,900	95,890
	Chang Wah Technology Co., Ltd.	50,000	47,869

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Channel Well Technology Co., Ltd.	48,000	$39,355
	Chant Sincere Co., Ltd.	19,000	15,352
	Charoen Pokphand Enterprise	93,000	193,423
	Chaun-Choung Technology Corp.	10,000	67,837
	CHC Healthcare Group	34,000	42,447
	CHC Resources Corp.	33,000	53,978
	Chen Full International Co., Ltd.	38,000	43,198
	Chenbro Micom Co., Ltd.	23,000	86,863
	Cheng Fwa Industrial Co., Ltd.	36,000	13,382
	Cheng Loong Corp.	369,000	239,822
*	Cheng Mei Materials Technology Corp.	197,000	43,823
	Cheng Shin Rubber Industry Co., Ltd.	449,000	581,422
	Cheng Uei Precision Industry Co., Ltd.	175,000	226,575
	Chenming Electronic Technology Corp.	32,000	13,546
	Chia Chang Co., Ltd.	40,000	51,141
#	Chia Hsin Cement Corp.	215,000	145,701
	Chian Hsing Forging Industrial Co., Ltd.	16,000	23,685
	Chicony Electronics Co., Ltd.	257,773	725,813
	Chicony Power Technology Co., Ltd.	54,481	105,970
	Chieftek Precision Co., Ltd.	38,500	111,510
	Chien Kuo Construction Co., Ltd.	87,200	29,236
	Chilisin Electronics Corp.	95,674	367,802
	China Airlines, Ltd.	2,102,000	555,782
	China Bills Finance Corp.	504,000	253,245
	China Chemical & Pharmaceutical Co., Ltd.	105,000	72,773
	China Development Financial Holding Corp.	2,156,000	659,601
	China Electric Manufacturing Corp.	155,700	58,871
	China Fineblanking Technology Co., Ltd.	15,907	20,048
	China General Plastics Corp.	195,238	122,384
	China Glaze Co., Ltd.	48,000	16,188
#*	China Life Insurance Co., Ltd.	748,854	608,060
	China Man-Made Fiber Corp.	732,482	181,218
	China Metal Products	121,000	120,169
	China Motor Corp.	105,200	129,810
#	China Petrochemical Development Corp.	1,432,450	381,831
	China Steel Chemical Corp.	35,000	138,561
	China Steel Corp.	1,257,000	957,807
	China Steel Structure Co., Ltd.	45,000	35,215
	China Wire & Cable Co., Ltd.	31,000	26,569
	Chinese Maritime Transport, Ltd.	33,000	29,482
	Ching Feng Home Fashions Co., Ltd.	69,000	76,325
	Chin-Poon Industrial Co., Ltd.	161,000	161,416
	Chipbond Technology Corp.	271,000	534,300
	ChipMOS Techinologies, Inc.	186,133	182,154
	Chlitina Holding, Ltd.	20,000	133,614
	Chong Hong Construction Co., Ltd.	115,100	318,744
	Chroma ATE, Inc.	57,000	277,983
	Chun Yuan Steel Industry Co., Ltd.	220,000	73,126
	Chung Hsin Electric & Machinery Manufacturing Corp.	176,000	157,149
	Chung Hung Steel Corp.	583,000	178,159
	Chung Hwa Pulp Corp.	240,228	68,663
	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	16,000	19,598
	Chunghwa Precision Test Tech Co., Ltd.	2,000	57,458
	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,400	121,584
	Chunghwa Telecom Co., Ltd.	93,000	332,254
	Chyang Sheng Dyeing & Finishing Co., Ltd.	54,000	22,639
	Cleanaway Co., Ltd.	43,000	224,596
	Clevo Co.	214,000	242,887
#*	CMC Magnetics Corp.	503,712	134,777

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	C-Media Electronics, Inc.	19,000	$10,291
	Coland Holdings, Ltd.	13,000	12,414
	Compal Electronics, Inc.	1,172,000	705,733
#	Compeq Manufacturing Co., Ltd.	614,000	815,417
	Compucase Enterprise	33,000	29,278
*	Concord Securities Co., Ltd.	298,844	72,247
	Concraft Holding Co., Ltd.	13,818	60,202
	Continental Holdings Corp.	179,000	75,028
	Contrel Technology Co., Ltd.	49,000	25,503
	Coremax Corp.	29,600	65,693
	Coretronic Corp.	181,000	217,078
	Co-Tech Development Corp.	90,552	107,157
	Cowealth Medical Holding Co., Ltd.	27,600	36,330
	Coxon Precise Industrial Co., Ltd.	34,000	16,770
	Creative Sensor, Inc.	35,000	24,523
	CTBC Financial Holding Co., Ltd.	1,729,563	1,254,430
	CTCI Corp.	253,000	315,342
	Cub Elecparts, Inc.	14,778	104,471
	CviLux Corp.	28,360	22,846
	CX Technology Co., Ltd.	28,986	17,091
	Cyberlink Corp.	23,000	76,525
	CyberPower Systems, Inc.	17,000	57,954
	CyberTAN Technology, Inc.	149,000	75,587
	Cypress Technology Co., Ltd.	17,800	47,213
	DA CIN Construction Co., Ltd.	111,000	78,166
	Dadi Early-Childhood Education Group, Ltd.	14,352	102,806
	Dafeng TV, Ltd.	12,000	16,051
	Da-Li Development Co., Ltd.	65,647	61,049
	Darfon Electronics Corp.	95,000	119,109
	Darwin Precisions Corp.	165,000	78,840
	Davicom Semiconductor, Inc.	23,000	13,621
	Daxin Materials Corp.	26,900	74,179
	De Licacy Industrial Co., Ltd.	80,011	64,187
	Delpha Construction Co., Ltd.	27,000	14,743
#	Delta Electronics, Inc.	103,365	482,951
	Depo Auto Parts Ind Co., Ltd.	49,000	92,325
	Dimerco Data System Corp.	11,000	16,434
	Dimerco Express Corp.	18,000	15,954
	D-Link Corp.	252,800	114,357
*	Dynamic Electronics Co., Ltd.	92,000	46,074
	Dynapack International Technology Corp.	67,000	146,321
	E Ink Holdings, Inc.	145,000	141,081
	E.Sun Financial Holding Co., Ltd.	1,469,209	1,357,273
	Eastern Media International Corp.	151,000	51,993
	Eclat Textile Co., Ltd.	26,583	339,039
	ECOVE Environment Corp.	14,000	98,381
*	Edimax Technology Co., Ltd.	97,000	29,793
	Edison Opto Corp.	22,000	8,662
	Edom Technology Co., Ltd.	65,467	35,754
	eGalax_eMPIA Technology, Inc.	18,387	28,604
	Egis Technology, Inc.	37,000	240,020
	Elan Microelectronics Corp.	46,900	131,754
*	E-Lead Electronic Co., Ltd.	12,000	7,935
	E-LIFE MALL Corp.	23,000	51,446
	Elite Advanced Laser Corp.	90,768	189,234
	Elite Material Co., Ltd.	145,000	541,983
	Elite Semiconductor Memory Technology, Inc.	108,000	120,617
*	Elitegroup Computer Systems Co., Ltd.	138,000	55,653
	eMemory Technology, Inc.	18,000	190,110

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Emerging Display Technologies Corp.	31,000	$15,959
	Ennoconn Corp.	19,140	142,093
	EnTie Commercial Bank Co., Ltd.	166,000	84,503
*	Epileds Technologies, Inc.	24,000	10,312
	Epistar Corp.	508,000	567,047
	Eson Precision Ind. Co., Ltd.	30,000	33,820
	Eternal Materials Co., Ltd.	250,029	222,378
*	Etron Technology, Inc.	83,000	25,305
	Eurocharm Holdings Co., Ltd.	13,000	49,019
	Eva Airways Corp.	1,612,922	648,495
*	Everest Textile Co., Ltd.	132,178	36,687
	Evergreen International Storage & Transport Corp.	215,000	97,788
*	Evergreen Marine Corp. Taiwan, Ltd.	697,681	268,326
	Everlight Chemical Industrial Corp.	171,405	85,837
	Everlight Electronics Co., Ltd.	180,000	223,449
*	Everspring Industry Co., Ltd.	41,000	12,994
	Excelliance Mos Corp.	7,000	22,669
	Excelsior Medical Co., Ltd.	47,347	82,624
	Far Eastern Department Stores, Ltd.	478,000	387,488
	Far Eastern International Bank	1,212,101	475,438
	Far Eastern New Century Corp.	544,100	504,406
	Far EasTone Telecommunications Co., Ltd.	180,000	407,719
	Faraday Technology Corp.	51,600	82,854
	Farglory Land Development Co., Ltd.	166,000	220,694
*	Federal Corp.	197,926	76,837
	Feedback Technology Corp.	7,700	14,886
	Feng Hsin Steel Co., Ltd.	165,000	288,972
	Feng TAY Enterprise Co., Ltd.	56,632	338,963
*	First Copper Technology Co., Ltd.	87,000	24,837
	First Financial Holding Co., Ltd.	1,208,876	940,785
	First Hi-Tec Enterprise Co., Ltd.	42,969	52,901
	First Hotel	48,000	23,829
	First Insurance Co., Ltd. (The)	119,000	56,083
	First Steamship Co., Ltd.	257,311	81,293
	FLEXium Interconnect, Inc.	194,112	669,565
	Flytech Technology Co., Ltd.	72,297	172,532
	FocalTech Systems Co., Ltd.	117,228	97,374
	Forest Water Environment Engineering Co., Ltd.	17,000	26,452
	Formosa Advanced Technologies Co., Ltd.	50,000	61,082
#	Formosa Chemicals & Fibre Corp.	230,000	642,009
	Formosa International Hotels Corp.	12,672	63,979
	Formosa Laboratories, Inc.	30,403	41,913
	Formosa Petrochemical Corp.	90,000	266,136
	Formosa Plastics Corp.	175,000	537,374
	Formosa Sumco Technology Corp.	7,000	25,423
	Formosa Taffeta Co., Ltd.	235,000	261,446
	Formosan Rubber Group, Inc.	106,110	66,393
	Formosan Union Chemical	110,945	47,658
	Fortune Electric Co., Ltd.	40,000	39,573
	Founding Construction & Development Co., Ltd.	72,000	37,564
	Foxconn Technology Co., Ltd.	253,535	503,187
	Foxsemicon Integrated Technology, Inc.	36,357	205,803
	Froch Enterprise Co., Ltd.	131,000	50,901
	FSP Technology, Inc.	45,000	31,283
	Fubon Financial Holding Co., Ltd.	890,000	1,319,842
	Fulgent Sun International Holding Co., Ltd.	41,646	179,032
	Fullerton Technology Co., Ltd.	51,000	32,572
	Fulltech Fiber Glass Corp.	128,270	47,514
	G Shank Enterprise Co., Ltd.	49,000	36,257

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Gallant Precision Machining Co., Ltd.	55,000	$34,273
	Gamania Digital Entertainment Co., Ltd.	54,000	99,325
	GCS Holdings, Inc.	9,000	18,239
	GEM Services, Inc.	34,210	67,547
*	Gemtek Technology Corp.	153,000	118,824
	General Interface Solution Holding, Ltd.	105,000	344,908
	General Plastic Industrial Co., Ltd.	20,480	19,741
	Generalplus Technology, Inc.	19,000	19,123
	Genesys Logic, Inc.	35,000	37,627
	Genius Electronic Optical Co., Ltd.	35,616	616,023
*	GeoVision, Inc.	22,977	19,499
	Getac Technology Corp.	163,000	266,025
	Giant Manufacturing Co., Ltd.	87,000	512,306
*	Giantplus Technology Co., Ltd.	117,000	47,343
	Gigabyte Technology Co., Ltd.	212,000	355,002
*	Gigastorage Corp.	86,234	33,505
	Ginko International Co., Ltd.	13,000	78,962
	Global Brands Manufacture, Ltd.	121,000	57,772
#	Global Lighting Technologies, Inc.	35,000	159,283
	Global Mixed Mode Technology, Inc.	10,000	37,350
	Global PMX Co., Ltd.	15,000	84,637
	Global Unichip Corp.	21,000	162,652
#	Globalwafers Co., Ltd.	33,000	425,671
	Globe Union Industrial Corp.	99,000	55,670
	Gloria Material Technology Corp.	195,680	112,740
*	Gold Circuit Electronics, Ltd.	160,000	79,587
	Golden Friends Corp.	15,000	30,248
	Goldsun Building Materials Co., Ltd.	465,000	225,487
	Good Will Instrument Co., Ltd.	25,000	20,911
	Gourmet Master Co., Ltd.	26,237	88,199
	Grand Fortune Securities Co., Ltd.	54,000	15,884
	Grand Ocean Retail Group, Ltd.	31,000	22,418
*	Grand Pacific Petrochemical	385,000	215,521
	Grand Plastic Technology Corp.	7,000	64,492
	GrandTech CG Systems, Inc.	25,200	34,782
	Grape King Bio, Ltd.	32,000	202,140
	Great China Metal Industry	77,000	61,346
	Great Taipei Gas Co., Ltd.	55,000	57,289
	Great Wall Enterprise Co., Ltd.	355,950	484,916
	Greatek Electronics, Inc.	176,000	271,678
*	Green Energy Technology, Inc.	133,000	528
	GTM Holdings Corp.	52,000	38,634
	Hannstar Board Corp.	120,354	147,615
#	HannStar Display Corp.	1,291,000	317,442
*	HannsTouch Solution, Inc.	188,079	77,077
	Hanpin Electron Co., Ltd.	14,000	14,697
	Harvatek Corp.	62,000	23,979
	Hey Song Corp.	81,000	88,104
	Highlight Tech Corp.	23,000	19,751
	Highwealth Construction Corp.	255,300	381,306
	HIM International Music, Inc.	11,900	45,039
	Hiroca Holdings, Ltd.	26,000	52,845
	Hitron Technology, Inc.	38,559	26,772
	Hiwin Technologies Corp.	64,082	637,633
	Ho Tung Chemical Corp.	399,125	104,612
	Hocheng Corp.	129,000	33,723
	Holiday Entertainment Co., Ltd.	18,000	40,713
	Holtek Semiconductor, Inc.	98,000	211,214
	Holy Stone Enterprise Co., Ltd.	71,500	231,045

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hon Hai Precision Industry Co., Ltd.	886,624	$2,410,736
	Hong Pu Real Estate Development Co., Ltd.	97,000	72,315
	Hong TAI Electric Industrial	63,000	21,823
	Hong YI Fiber Industry Co.	56,000	33,417
*	Horizon Securities Co., Ltd.	113,000	24,556
	Hota Industrial Manufacturing Co., Ltd.	60,786	238,389
	Hotai Motor Co., Ltd.	31,000	632,321
	Hotron Precision Electronic Industrial Co., Ltd.	30,095	40,272
#	Hsin Kuang Steel Co., Ltd.	100,000	104,206
	Hsin Yung Chien Co., Ltd.	18,900	51,519
	Hsing TA Cement Co.	21,000	12,937
	HTC Corp.	148,000	165,798
	Hu Lane Associate, Inc.	49,000	150,650
*	HUA ENG Wire & Cable Co., Ltd.	132,000	40,574
	Hua Nan Financial Holdings Co., Ltd.	1,012,755	721,777
	Huaku Development Co., Ltd.	83,000	245,159
	Huang Hsiang Construction Corp.	77,000	91,900
	Hung Ching Development & Construction Co., Ltd.	54,000	36,980
#	Hung Sheng Construction, Ltd.	298,080	224,984
*	Hwa Fong Rubber Industrial Co., Ltd.	111,000	40,113
	Ibase Technology, Inc.	49,345	68,511
	IBF Financial Holdings Co., Ltd.	1,022,709	396,776
	Ichia Technologies, Inc.	138,000	71,821
*	I-Chiun Precision Industry Co., Ltd.	92,000	24,372
	IEI Integration Corp.	38,340	63,498
	Infortrend Technology, Inc.	88,000	37,416
	Innodisk Corp.	34,100	196,531
	Innolux Corp.	5,245,000	1,507,871
	Inpaq Technology Co., Ltd.	22,800	24,596
	Intai Technology Corp.	7,000	28,295
*	Integrated Service Technology, Inc.	27,109	35,544
	IntelliEPI, Inc.	8,000	15,008
#	International CSRC Investment Holdings Co.	291,562	292,885
	International Games System Co., Ltd.	32,000	510,355
	Inventec Corp.	569,000	428,356
	Iron Force Industrial Co., Ltd.	14,000	46,740
	I-Sheng Electric Wire & Cable Co., Ltd.	25,000	36,972
	ITE Technology, Inc.	43,000	57,406
#	ITEQ Corp.	114,000	490,146
	Jarllytec Co., Ltd.	21,000	55,430
	Jean Co., Ltd.	26,000	8,525
#	Jentech Precision Industrial Co., Ltd.	20,000	135,424
	Jess-Link Products Co., Ltd.	56,250	55,510
	Jih Lin Technology Co., Ltd.	28,000	59,266
	Jih Sun Financial Holdings Co., Ltd.	757,528	249,552
	Jinan Acetate Chemical Co., Ltd.	5,000	21,666
	Jinli Group Holdings, Ltd.	57,008	18,959
	JMC Electronics Co., Ltd.	10,000	21,928
	Jourdeness Group, Ltd.	21,000	65,563
#	K Laser Technology, Inc.	111,000	60,030
	Kaori Heat Treatment Co., Ltd.	13,000	31,021
	Kaulin Manufacturing Co., Ltd.	45,000	21,810
	Kayee International Group Co., Ltd.	8,000	23,145
	KEE TAI Properties Co., Ltd.	185,000	72,871
	Kenda Rubber Industrial Co., Ltd.	127,899	122,060
	Kenmec Mechanical Engineering Co., Ltd.	84,000	43,186
	Kerry TJ Logistics Co., Ltd.	45,000	57,814
*	Key Ware Electronics Co., Ltd.	53,858	19,832
	Kindom Development Co., Ltd.	168,000	156,389

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	King Chou Marine Technology Co., Ltd.	36,340	$40,519
	King Slide Works Co., Ltd.	9,000	103,940
	King Yuan Electronics Co., Ltd.	707,000	751,516
	Kingpak Technology, Inc.	13,252	73,850
	King's Town Bank Co., Ltd.	471,000	533,062
*	King's Town Construction Co., Ltd.	34,000	34,794
	Kinik Co.	59,000	124,188
*	Kinko Optical Co., Ltd.	39,000	33,122
	Kinpo Electronics	614,000	284,217
	Kinsus Interconnect Technology Corp.	112,000	172,115
	KMC Kuei Meng International, Inc.	32,300	108,012
	KS Terminals, Inc.	32,000	47,105
	Kung Long Batteries Industrial Co., Ltd.	33,000	165,043
*	Kung Sing Engineering Corp.	124,249	36,102
	Kuo Toong International Co., Ltd.	80,315	46,945
	Kuoyang Construction Co., Ltd.	154,642	98,864
	Kwong Fong Industries Corp.	22,464	9,393
	Kwong Lung Enterprise Co., Ltd.	20,000	29,333
	KYE Systems Corp.	99,000	25,626
	L&K Engineering Co., Ltd.	71,000	70,526
	La Kaffa International Co., Ltd.	11,000	64,258
*	LAN FA Textile	93,000	21,459
	Land Mark Optoelectronics Corp.	20,000	169,230
	Lanner Electronics, Inc.	33,048	58,932
	Largan Precision Co., Ltd.	4,000	621,310
	Laser Tek Taiwan Co., Ltd.	14,000	11,037
	Laster Tech Corp., Ltd.	17,405	15,892
	Lealea Enterprise Co., Ltd.	276,000	81,604
	Ledlink Optics, Inc.	17,850	14,846
	LEE CHI Enterprises Co., Ltd.	36,000	10,740
	Lelon Electronics Corp.	30,850	38,593
	Lemtech Holdings Co., Ltd.	8,399	27,791
*	LES Enphants Co., Ltd.	53,000	12,223
	Lextar Electronics Corp.	102,000	55,897
	Li Cheng Enterprise Co., Ltd.	37,113	50,757
	Li Peng Enterprise Co., Ltd.	283,600	62,537
	Lian HWA Food Corp.	29,807	40,352
	Lida Holdings, Ltd.	16,240	19,988
	Lien Hwa Industrial Holdings Corp.	235,705	293,730
	Lifestyle Global Enterprise, Inc.	11,000	29,097
	Lingsen Precision Industries, Ltd.	174,000	62,233
	Lion Travel Service Co., Ltd.	15,000	35,234
	Lite-On Semiconductor Corp.	106,000	142,965
	Lite-On Technology Corp.	641,417	993,685
	Long Bon International Co., Ltd.	127,100	58,511
	Long Da Construction & Development Corp.	61,000	30,461
	Longchen Paper & Packaging Co., Ltd.	259,924	117,456
	Longwell Co.	24,000	46,326
	Lotes Co., Ltd.	33,653	345,116
	Lu Hai Holding Corp.	13,858	18,074
	Lumax International Corp., Ltd.	21,600	53,895
	Lung Yen Life Service Corp.	49,000	99,712
*	LuxNet Corp.	43,585	30,404
	Macauto Industrial Co., Ltd.	33,000	91,044
	Machvision, Inc.	9,000	113,528
	Macronix International	740,798	910,478
	Makalot Industrial Co., Ltd.	105,175	524,578
	Marketech International Corp.	9,000	23,558
	Materials Analysis Technology, Inc.	27,257	63,348

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Mayer Steel Pipe Corp.	64,000	$32,858
	MediaTek, Inc.	62,000	784,447
	Mega Financial Holding Co., Ltd.	592,975	616,100
	Meiloon Industrial Co.	42,750	32,336
	Mercuries & Associates Holding, Ltd.	183,573	136,825
*	Mercuries Life Insurance Co., Ltd.	406,319	166,677
	Merida Industry Co., Ltd.	13,000	70,774
	Merry Electronics Co., Ltd.	75,191	363,106
*	Microbio Co., Ltd.	139,000	63,876
	Micro-Star International Co., Ltd.	187,000	568,120
	Mildef Crete, Inc.	26,000	38,441
*	MIN AIK Technology Co., Ltd.	58,600	22,393
	Mirle Automation Corp.	99,000	119,036
	Mitac Holdings Corp.	369,250	351,380
	Mobiletron Electronics Co., Ltd.	16,000	18,504
	momo.com, Inc.	8,000	80,319
	Mosel Vitelic, Inc.	18,000	10,440
*	Motech Industries, Inc.	235,589	56,399
	MPI Corp.	30,000	72,423
	Nak Sealing Technologies Corp.	29,000	65,993
	Namchow Holdings Co., Ltd.	87,000	142,255
	Nan Kang Rubber Tire Co., Ltd.	103,000	164,251
	Nan Liu Enterprise Co., Ltd.	7,000	40,931
	Nan Ya Plastics Corp.	249,000	570,696
	Nan Ya Printed Circuit Board Corp.	117,000	165,463
	Nang Kuang Pharmaceutical Co., Ltd.	14,000	20,087
	Nantex Industry Co., Ltd.	137,780	137,229
	Nanya Technology Corp.	137,432	346,848
	National Aerospace Fasteners Corp.	8,000	20,942
	Netronix, Inc.	31,000	36,219
	New Best Wire Industrial Co., Ltd.	14,400	12,163
	New Era Electronics Co., Ltd.	29,000	15,710
	Nexcom International Co., Ltd.	13,000	10,679
	Nichidenbo Corp.	93,030	144,952
	Nien Hsing Textile Co., Ltd.	51,245	34,738
	Nien Made Enterprise Co., Ltd.	37,000	299,663
	Nishoku Technology, Inc.	16,000	33,898
	Nova Technology Corp.	5,000	24,771
	Novatek Microelectronics Corp.	158,000	1,114,084
#	Nuvoton Technology Corp.	64,109	86,377
*	O-Bank Co., Ltd.	567,000	143,014
*	Ocean Plastics Co., Ltd.	91,000	101,846
	On-Bright Electronics, Inc.	19,120	138,146
	OptoTech Corp.	117,889	85,836
	Orient Europharma Co., Ltd.	8,000	13,753
*	Orient Semiconductor Electronics, Ltd.	139,107	59,464
	Oriental Union Chemical Corp.	309,000	200,580
	O-TA Precision Industry Co., Ltd.	21,422	30,040
	Pacific Hospital Supply Co., Ltd.	15,000	37,989
	Paiho Shih Holdings Corp.	47,472	77,377
#	Pan Jit International, Inc.	155,700	122,066
	Pan-International Industrial Corp.	113,000	74,832
	Panion & BF Biotech, Inc.	8,000	21,778
	Parade Technologies, Ltd.	34,000	707,428
*	Paragon Technologies Co., Ltd.	26,000	30,116
	Parpro Corp.	19,000	18,983
	PCL Technologies, Inc.	16,610	56,985
	P-Duke Technology Co., Ltd.	22,770	54,404
	Pegatron Corp.	590,000	1,223,279

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Pharmally International Holding Co., Ltd.	10,983	$76,214
*	Phihong Technology Co., Ltd.	149,222	42,906
	Phison Electronics Corp.	57,000	594,408
	Pixart Imaging, Inc.	14,000	73,632
	Planet Technology Corp.	21,000	44,383
	Plastron Precision Co., Ltd.	28,126	17,397
	Plotech Co., Ltd.	24,000	14,526
	Polytronics Technology Corp.	24,000	49,715
	Posiflex Technology, Inc.	29,284	96,555
	Pou Chen Corp.	1,226,000	1,416,029
	Power Wind Health Industry, Inc.	6,856	38,045
	Powertech Technology, Inc.	394,000	1,395,939
	Poya International Co., Ltd.	16,181	231,885
	President Chain Store Corp.	79,000	777,218
	President Securities Corp.	465,811	216,851
	Primax Electronics, Ltd.	251,000	432,997
	Prince Housing & Development Corp.	635,000	227,414
	Pro Hawk Corp.	3,000	14,537
	Promate Electronic Co., Ltd.	39,000	44,090
*	Promise Technology, Inc.	26,000	5,656
	Prosperity Dielectrics Co., Ltd.	46,086	91,739
	P-Two Industries, Inc.	8,500	6,994
	Qisda Corp.	685,000	454,417
	QST International Corp.	28,000	57,437
	Qualipoly Chemical Corp.	21,000	18,616
	Quang Viet Enterprise Co., Ltd.	17,000	79,986
	Quanta Computer, Inc.	350,000	710,621
	Quanta Storage, Inc.	21,000	22,635
	Quintain Steel Co., Ltd.	123,309	25,726
	Radiant Opto-Electronics Corp.	246,000	844,124
	Radium Life Tech Co., Ltd.	287,089	96,690
	Rafael Microelectronics, Inc.	12,000	61,893
	Realtek Semiconductor Corp.	80,000	642,761
	Rechi Precision Co., Ltd.	170,000	123,150
	Rich Development Co., Ltd.	283,000	93,297
#	RichWave Technology Corp.	25,300	124,712
*	Ritek Corp.	491,491	94,472
	Rodex Fasteners Corp.	13,000	15,776
*	Roo Hsing Co., Ltd.	321,000	109,370
*	Rotam Global Agrosciences, Ltd.	32,000	14,623
	Ruentex Development Co., Ltd.	232,952	325,421
	Ruentex Industries, Ltd.	172,200	384,965
	Run Long Construction Co., Ltd.	70,000	137,249
	Samebest Co., Ltd.	9,040	25,586
	Sampo Corp.	118,400	77,302
	San Fang Chemical Industry Co., Ltd.	75,679	55,724
	San Far Property, Ltd.	111,280	95,031
	San Shing Fastech Corp.	51,000	84,403
	Sanitar Co., Ltd.	13,000	14,968
	Sanyang Motor Co., Ltd.	126,000	84,595
	SCI Pharmtech, Inc.	13,000	41,948
	Scientech Corp.	27,000	49,005
	SDI Corp.	57,000	116,082
	Senao International Co., Ltd.	28,000	29,457
	Senao Networks, Inc.	13,000	46,310
	Sercomm Corp.	85,000	206,364
	Sesoda Corp.	67,198	54,986
	Shan-Loong Transportation Co., Ltd.	55,000	53,985
	Sharehope Medicine Co., Ltd.	13,996	14,125

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sheng Yu Steel Co., Ltd.	40,000	$25,515
	ShenMao Technology, Inc.	21,000	15,777
	Shih Her Technologies, Inc.	19,000	29,759
*	Shih Wei Navigation Co., Ltd.	126,591	31,233
	Shihlin Electric & Engineering Corp.	141,000	210,032
	Shin Kong Financial Holding Co., Ltd.	1,906,036	616,448
	Shin Zu Shing Co., Ltd.	48,000	231,853
*	Shining Building Business Co., Ltd.	191,632	61,823
	Shinkong Insurance Co., Ltd.	98,000	126,181
	Shinkong Synthetic Fibers Corp.	548,000	209,119
	Shiny Chemical Industrial Co., Ltd.	29,000	87,163
*	Shuttle, Inc.	76,000	27,963
	Sigurd Microelectronics Corp.	233,226	262,818
	Silergy Corp.	7,000	252,044
*	Silicon Integrated Systems Corp.	264,146	64,054
	Silitech Technology Corp.	19,399	15,797
	Simplo Technology Co., Ltd.	49,600	520,292
	Sinbon Electronics Co., Ltd.	117,064	495,208
	Sincere Navigation Corp.	133,900	64,813
	Single Well Industrial Corp.	20,700	13,332
	Sinher Technology, Inc.	28,000	38,619
	Sinmag Equipment Corp.	17,420	62,444
	Sino-American Silicon Products, Inc.	268,000	856,200
	Sinon Corp.	243,000	153,352
	SinoPac Financial Holdings Co., Ltd.	1,682,445	713,555
	Sinphar Pharmaceutical Co., Ltd.	50,000	38,545
	Sinyi Realty Co.	128,544	126,409
	Sirtec International Co., Ltd.	40,800	37,832
	Sitronix Technology Corp.	51,000	256,521
	Siward Crystal Technology Co., Ltd.	64,000	39,483
	Soft-World International Corp.	21,000	55,988
*	Solar Applied Materials Technology Co.	86,262	60,971
	Solomon Technology Corp.	56,000	37,769
	Solteam, Inc.	11,110	10,480
	Song Shang Electronics Co., Ltd.	26,000	11,127
	Sonix Technology Co., Ltd.	29,000	29,840
*	Speed Tech Corp.	28,000	69,785
	Spirox Corp.	29,000	33,359
	Sporton International, Inc.	16,491	108,122
	St Shine Optical Co., Ltd.	17,000	230,365
	Standard Chemical & Pharmaceutical Co., Ltd.	32,000	36,930
	Standard Foods Corp.	102,402	233,467
	Stark Technology, Inc.	34,200	59,894
	Sun Yad Construction Co., Ltd.	46,000	19,332
*	Sunko INK Co., Ltd.	29,000	10,888
	Sunny Friend Environmental Technology Co., Ltd.	18,000	157,782
	Sunonwealth Electric Machine Industry Co., Ltd.	113,000	162,936
	Sunplus Technology Co., Ltd.	252,000	99,560
	Sunrex Technology Corp.	63,561	76,357
	Sunspring Metal Corp.	35,000	29,700
	Supreme Electronics Co., Ltd.	136,509	146,655
	Swancor Holding Co., Ltd.	11,000	28,128
	Symtek Automation Asia Co., Ltd	487	26
	Symtek Automation Asia Co., Ltd.	15,000	34,008
	Syncmold Enterprise Corp.	45,000	131,368
	Synmosa Biopharma Corp.	20,050	16,424
	Synnex Technology International Corp.	276,250	340,914
	Sysage Technology Co., Ltd.	24,200	26,231
	Systex Corp.	51,000	136,315

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	T3EX Global Holdings Corp.	31,000	$23,706
#	TA Chen Stainless Pipe	338,260	336,512
	Ta Liang Technology Co., Ltd.	32,000	40,859
	Ta Ya Electric Wire & Cable	220,480	81,522
	Ta Yih Industrial Co., Ltd.	17,000	34,807
#	TA-I Technology Co., Ltd.	24,750	51,065
*	Tai Tung Communication Co., Ltd.	23,000	12,069
	Taichung Commercial Bank Co., Ltd.	502,952	201,717
	TaiDoc Technology Corp.	26,471	125,747
	Taiflex Scientific Co., Ltd.	89,060	130,297
	Taimide Tech, Inc.	51,450	71,055
	Tainan Enterprises Co., Ltd.	55,000	45,843
	Tainan Spinning Co., Ltd.	469,240	157,707
*	Tainergy Tech Co., Ltd.	45,436	19,221
	Tainet Communication System Corp.	12,000	22,119
#	Tai-Saw Technology Co., Ltd.	27,000	19,200
	Taishin Financial Holding Co., Ltd.	1,674,842	780,581
	Taisun Enterprise Co., Ltd.	78,000	51,238
	Taita Chemical Co., Ltd.	106,080	34,980
	Taiwan Business Bank	1,080,309	438,773
	Taiwan Cement Corp.	799,264	1,105,995
	Taiwan Chinsan Electronic Industrial Co., Ltd.	38,919	41,307
	Taiwan Cogeneration Corp.	87,000	93,100
	Taiwan Cooperative Financial Holding Co., Ltd.	1,094,154	750,066
	Taiwan FamilyMart Co., Ltd.	7,000	50,448
	Taiwan Fertilizer Co., Ltd.	179,000	282,089
	Taiwan Fire & Marine Insurance Co., Ltd.	130,000	89,557
	Taiwan FU Hsing Industrial Co., Ltd.	36,000	50,201
	Taiwan Glass Industry Corp.	472,046	161,473
	Taiwan High Speed Rail Corp.	168,000	199,690
	Taiwan Hon Chuan Enterprise Co., Ltd.	152,927	303,920
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	78,000	48,784
*	Taiwan Land Development Corp.	359,666	93,142
	Taiwan Mobile Co., Ltd.	183,000	647,508
	Taiwan Navigation Co., Ltd.	88,000	48,073
	Taiwan Optical Platform Co., Ltd.	5,304	20,048
	Taiwan Paiho, Ltd.	152,000	393,465
	Taiwan PCB Techvest Co., Ltd.	101,000	109,781
*	Taiwan Prosperity Chemical Corp.	84,000	29,684
	Taiwan Pulp & Paper Corp.	117,000	77,396
	Taiwan Sakura Corp.	51,200	82,295
	Taiwan Secom Co., Ltd.	46,000	135,196
	Taiwan Semiconductor Co., Ltd.	111,000	162,572
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	134,422	7,250,723
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	12,067,618
	Taiwan Shin Kong Security Co., Ltd.	56,000	68,665
	Taiwan Steel Union Co., Ltd.	5,000	13,038
	Taiwan Styrene Monomer	292,000	185,780
	Taiwan Surface Mounting Technology Corp.	107,800	349,799
	Taiwan Taxi Co., Ltd.	6,615	17,011
	Taiwan TEA Corp.	332,000	173,553
	Taiwan Union Technology Corp.	113,000	463,574
	Taiyen Biotech Co., Ltd.	42,000	44,047
#*	Tatung Co., Ltd.	559,000	359,388
	TCI Co., Ltd.	30,256	222,727
	Te Chang Construction Co., Ltd.	29,000	28,690
	Teco Electric and Machinery Co., Ltd.	566,000	503,057
	Tehmag Foods Corp.	9,600	68,982
	Tera Autotech Corp.	48,000	46,635

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Test Research, Inc.	88,000	$157,793
	Test-Rite International Co., Ltd.	62,000	42,056
*	Tex-Ray Industrial Co., Ltd.	50,000	13,025
	Thinking Electronic Industrial Co., Ltd.	47,000	135,701
	Thye Ming Industrial Co., Ltd.	56,000	57,616
	Ton Yi Industrial Corp.	294,000	105,712
	Tong Hsing Electronic Industries, Ltd.	46,000	226,716
	Tong Yang Industry Co., Ltd.	199,000	278,807
	Tong-Tai Machine & Tool Co., Ltd.	85,060	45,491
	TOPBI International Holdings, Ltd.	47,234	128,958
	Topco Scientific Co., Ltd.	48,876	173,260
	Topkey Corp.	18,000	76,543
	Topoint Technology Co., Ltd.	65,200	45,670
	Toung Loong Textile Manufacturing	42,000	50,445
*	TPK Holding Co., Ltd.	212,000	328,813
	Trade-Van Information Services Co.	11,000	13,322
	Transcend Information, Inc.	24,000	64,036
	Tripod Technology Corp.	181,000	664,141
	Tsang Yow Industrial Co., Ltd.	20,000	11,950
	Tsann Kuen Enterprise Co., Ltd.	16,000	8,592
	TSC Auto ID Technology Co., Ltd.	13,530	98,052
*	TSEC Corp.	100,547	23,971
	TSRC Corp.	179,000	135,844
	Ttet Union Corp.	22,000	88,651
	TTFB Co., Ltd.	3,000	24,896
	TTY Biopharm Co., Ltd.	100,000	257,766
	Tung Ho Steel Enterprise Corp.	371,000	276,028
*	Tung Thih Electronic Co., Ltd.	28,000	55,957
	TURVO International Co., Ltd.	35,410	79,313
	TXC Corp.	99,000	141,701
	TYC Brother Industrial Co., Ltd.	116,000	98,583
*	Tycoons Group Enterprise	143,700	23,497
	Tyntek Corp.	108,000	46,808
	UDE Corp.	65,000	53,142
	Ultra Chip, Inc.	35,000	31,109
	U-Ming Marine Transport Corp.	216,000	218,425
	Unimicron Technology Corp.	527,000	655,569
*	Union Bank Of Taiwan	803,544	306,417
	Uni-President Enterprises Corp.	463,560	1,104,417
	Unitech Computer Co., Ltd.	35,000	26,480
	Unitech Printed Circuit Board Corp.	368,540	356,554
	United Integrated Services Co., Ltd.	64,000	394,024
	United Microelectronics Corp.	4,851,000	2,368,038
	United Orthopedic Corp.	18,422	24,277
	United Radiant Technology	34,000	17,160
*	United Renewable Energy Co., Ltd.	1,043,470	249,718
*	Unity Opto Technology Co., Ltd.	186,000	37,973
	Universal Cement Corp.	203,120	123,405
	Universal Microwave Technology, Inc.	20,326	53,506
*	Unizyx Holding Corp.	111,000	62,095
	UPC Technology Corp.	321,221	107,574
	Userjoy Technology Co., Ltd.	7,699	28,940
	USI Corp.	392,204	162,060
*	Usun Technology Co., Ltd.	11,200	9,302
	Utechzone Co., Ltd.	25,000	44,994
	Vanguard International Semiconductor Corp.	246,000	606,076
	VHQ Media Holdings, Ltd.	11,000	34,426
	Victory New Materials, Ltd. Co.	57,233	27,304
	Visual Photonics Epitaxy Co., Ltd.	66,500	217,032

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Vivotek, Inc.	13,863	$37,843
	Voltronic Power Technology Corp.	14,707	353,191
	Wafer Works Corp.	131,046	138,580
	Waffer Technology Corp.	31,000	12,313
	Wah Hong Industrial Corp.	27,000	22,555
	Wah Lee Industrial Corp.	75,000	137,518
	Walsin Lihwa Corp.	848,000	412,470
	Walsin Technology Corp.	109,398	746,870
	Walton Advanced Engineering, Inc.	164,000	59,586
	Wan Hai Lines, Ltd.	200,000	111,549
	Wei Chuan Foods Corp.	57,000	41,062
	Weikeng Industrial Co., Ltd.	133,734	76,621
	Well Shin Technology Co., Ltd.	34,000	54,264
	Wholetech System Hitech, Ltd.	19,000	19,314
	Win Semiconductors Corp.	63,840	578,729
	Winbond Electronics Corp.	2,078,804	1,145,695
	Winstek Semiconductor Co., Ltd.	41,000	35,184
	Wisdom Marine Lines Co., Ltd.	137,076	127,482
	Wistron Corp.	890,288	793,426
	Wistron NeWeb Corp.	146,267	338,181
	Wonderful Hi-Tech Co., Ltd.	42,000	21,684
	Wowprime Corp.	41,000	95,145
	WPG Holdings, Ltd.	350,520	439,432
	WT Microelectronics Co., Ltd.	255,567	323,257
	WUS Printed Circuit Co., Ltd.	78,595	74,100
	XAC Automation Corp.	27,000	27,936
	XPEC Entertainment, Inc.	17,960	1,474
	Xxentria Technology Materials Corp.	27,000	54,692
	Yageo Corp.	77,425	971,196
*	Yang Ming Marine Transport Corp.	460,215	102,481
	YC INOX Co., Ltd.	75,900	63,873
	Yea Shin International Development Co., Ltd.	79,988	44,506
	Yem Chio Co., Ltd.	175,518	64,698
*	Yeong Guan Energy Technology Group Co., Ltd.	41,401	78,133
	YFC-Boneagle Electric Co., Ltd.	50,000	37,508
	YFY, Inc.	554,000	239,135
	Yi Jinn Industrial Co., Ltd.	92,800	41,886
	Yieh Phui Enterprise Co., Ltd.	420,774	126,566
	Yonyu Plastics Co., Ltd.	38,000	41,436
	Young Fast Optoelectronics Co., Ltd.	52,000	33,712
	Youngtek Electronics Corp.	56,160	87,792
	Yuanta Financial Holding Co., Ltd.	1,428,917	925,338
	Yuanta Futures Co., Ltd.	14,000	25,406
	Yuen Chang Stainless Steel Co., Ltd.	30,000	17,030
	Yulon Finance Corp.	79,200	288,367
	Yulon Motor Co., Ltd.	420,000	246,491
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	14,000	32,443
	Yungshin Construction & Development Co., Ltd.	14,000	15,864
	YungShin Global Holding Corp.	42,800	62,666
	Zeng Hsing Industrial Co., Ltd.	32,000	135,819
	Zenitron Corp.	78,000	52,813
	Zero One Technology Co., Ltd.	35,000	31,911
	Zhen Ding Technology Holding, Ltd.	265,000	1,024,924
	Zig Sheng Industrial Co., Ltd.	168,000	40,838
	Zinwell Corp.	137,000	83,977
	Zippy Technology Corp.	55,000	64,748
	ZongTai Real Estate Development Co., Ltd.	74,700	75,758
TOTAL TAIWAN			159,380,404

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (0.7%)
	AAPICO Hitech PCL	12,000	$5,274
	Advanced Info Service PCL	83,800	548,450
	Advanced Information Technology PCL, Class F	24,600	13,732
	AEON Thana Sinsap Thailand PCL	29,800	156,314
	After You PCL	82,900	27,394
	Airports of Thailand PCL	162,700	367,993
	AJ Plast PCL	58,400	15,457
	Amata Corp. PCL	67,300	35,194
	Ananda Development PCL	531,100	35,100
	AP Thailand PCL	950,500	210,409
*	Asia Aviation PCL	1,041,900	58,162
	Asia Plus Group Holdings PCL	419,700	22,621
	Asia Sermkij Leasing PCL	16,400	13,548
	B Grimm Power PCL	103,600	206,070
	Bangchak Corp. PCL	313,500	251,444
	Bangkok Airways PCL	246,600	46,678
	Bangkok Aviation Fuel Services PCL	90,200	82,474
	Bangkok Bank PCL	9,900	45,895
	Bangkok Bank PCL	16,200	74,841
	Bangkok Chain Hospital PCL	313,200	155,746
	Bangkok Dusit Medical Services PCL, Class F	651,700	520,607
	Bangkok Expressway & Metro PCL	1,397,740	493,267
	Bangkok Land PCL	5,248,900	200,391
	Bangkok Life Assurance PCL	225,600	139,688
	Bangkok Ranch PCL	236,200	17,429
	Banpu PCL	1,073,500	347,846
	Banpu Power PCL	127,400	60,491
	BCPG PCL	89,900	45,859
	Beauty Community PCL	746,000	54,089
*	BEC World PCL	756,252	128,590
	Berli Jucker PCL	52,450	68,991
	Better World Green PCL	506,200	8,607
	BJC Heavy Industries PCL, Class F	223,400	12,543
	BTS Group Holdings PCL	263,900	105,831
	Bumrungrad Hospital PCL	103,200	442,002
	Buriram Sugar PCL	74,480	8,937
	Cal-Comp Electronics Thailand PCL, Class F	993,890	56,438
	Carabao Group PCL, Class F	38,100	108,482
	Central Pattana PCL	132,600	258,436
	Central Plaza Hotel PCL	175,100	121,902
	CH Karnchang PCL	167,700	107,065
	Charoen Pokphand Foods PCL	755,100	726,756
	Chularat Hospital PCL, Class F	1,103,200	95,561
	Com7 PCL, Class F	126,700	109,750
*	Country Group Development PCL	907,200	25,612
	CP ALL PCL	385,700	875,466
	Delta Electronics Thailand PCL	27,000	47,859
	Demco PCL	239,200	20,106
	Dhipaya Insurance PCL	133,200	103,842
	Diamond Building Products PCL	227,200	46,286
	Do Day Dream PCL	11,500	8,264
	Dynasty Ceramic PCL	1,001,020	57,807
	Eastern Polymer Group PCL, Class F	158,200	28,676
	Eastern Printing PCL	179,764	20,416
	Eastern Water Resources Development and Management PCL, Class F	233,400	86,112
	Electricity Generating PCL	22,100	215,541
	Energy Absolute PCL	183,300	254,338
	Erawan Group PCL (The)	879,800	121,371
	Esso Thailand PCL	514,700	111,461

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Everland PCL	736,600	$5,672
	Forth Corp. PCL	52,900	10,522
	Forth Smart Service PCL	86,500	18,038
	Fortune Parts Industry PCL, Class F	77,300	5,357
	GFPT PCL	176,100	70,056
	Global Green Chemicals PCL, Class F	118,100	43,572
	Global Power Synergy PCL, Class F	92,731	249,901
	Haad Thip PCL	13,900	10,078
	Hana Microelectronics PCL	191,300	216,340
	Home Product Center PCL	636,320	298,052
	Ichitan Group PCL	155,600	24,860
	Indorama Ventures PCL	347,100	314,584
	Interhides PCL	188,000	22,196
	Interlink Communication PCL	52,200	5,995
	Intouch Holdings PCL	14,300	25,577
	Intouch Holdings PCL, Class F	23,600	42,210
	IRPC PCL	3,454,600	319,193
	Italian-Thai Development PCL	1,131,400	52,632
	Jasmine International PCL	2,172,500	351,977
	JWD Infologistics PCL	76,700	18,086
	Kang Yong Electric PCL	100	837
	Karmarts PCL	338,400	39,952
	Kasikornbank PCL	12,200	55,188
	Kasikornbank PCL	120,100	541,355
	KCE Electronics PCL	233,100	139,845
	KGI Securities Thailand PCL	584,100	86,200
	Khon Kaen Sugar Industry PCL	523,596	39,979
	Kiatnakin Bank PCL	107,700	235,820
	Krung Thai Bank PCL	516,000	266,525
	Krungthai Card PCL	414,000	454,909
	Land & Houses PCL	70,900	21,154
	Land & Houses PCL	316,600	94,462
	Lanna Resources PCL	121,200	28,774
	LH Financial Group PCL	2,541,500	110,890
*	Loxley PCL	909,200	35,878
	LPN Development PCL	528,400	82,388
	Major Cineplex Group PCL	245,200	166,771
	Maybank Kim Eng Securities Thailand PCL	112,900	24,268
	MBK PCL	218,200	139,306
	MC Group PCL	101,000	31,755
*	MCOT PCL	39,800	11,811
	MCS Steel PCL	101,800	32,333
	Mega Lifesciences PCL	100,400	87,773
	Minor International PCL	130,970	129,205
	MK Restaurants Group PCL	60,200	133,746
*	Mono Technology PCL, Class F	829,300	20,486
	Muangthai Capital PCL	133,900	279,227
	Namyong Terminal PCL	65,900	7,653
	Netbay PCL	22,700	23,669
	Noble Development PCL	54,000	28,239
	Origin Property PCL, Class F	285,200	59,931
*	Padaeng Industry PCL	110,500	19,143
	PCS Machine Group Holding PCL	40,200	7,222
	Plan B Media Pcl, Class F	276,600	52,800
	Platinum Group PCL (The), Class F	123,500	15,532
	Polyplex Thailand PCL	171,000	74,062
*	Precious Shipping PCL	287,800	53,091
	Premier Marketing PCL	152,100	30,986
*	Principal Capital PCL	74,100	10,936

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Property Perfect PCL	3,067,000	$77,733
	Pruksa Holding PCL	319,400	144,483
	PTG Energy PCL	448,900	200,183
	PTT Exploration & Production PCL	241,700	969,281
	PTT Global Chemical PCL	371,100	583,378
	PTT PCL	1,762,000	2,444,867
	Pylon PCL	123,600	19,510
	Quality Houses PCL	2,714,583	215,982
	Raimon Land PCL	1,256,400	34,665
	Rajthanee Hospital PCL	75,000	59,673
	Ratch Group PCL	6,100	13,308
	Ratch Group PCL	89,900	196,124
	Ratchthani Leasing PCL	679,625	118,831
*	Regional Container Lines PCL	128,700	11,396
	Robinson PCL	17,100	29,487
	Rojana Industrial Park PCL	869,657	142,292
	RS PCL	122,100	43,090
	Sabina PCL	82,500	62,199
	Saha Pathana Inter-Holding PCL	18,900	41,838
*	Sahakol Equipment PCL	130,700	7,254
	Sahamitr Pressure Container PCL	69,300	12,784
	Saha-Union PCL	22,400	30,542
	Samart Corp. PCL	137,600	33,109
	Samart Telcoms PCL	70,100	16,080
	Sansiri PCL	5,327,000	170,902
	Sappe PCL	67,600	42,508
	SC Asset Corp. PCL	708,025	50,427
*	SCG Ceramics PCL	87,000	3,712
	SEAFCO PCL	144,243	27,766
	Sena Development PCL	241,700	20,471
	Sermsang Power Corp. Co., Ltd.	61,200	13,940
	Siam Cement PCL (The)	20,400	234,302
	Siam Cement PCL (The)	5,100	58,576
	Siam City Cement PCL	10,668	64,001
	Siam Commercial Bank PCL (The)	43,600	137,081
	Siam Future Development PCL	542,120	93,049
	Siam Global House PCL	290,500	132,342
	Siam Wellness Group PCL, Class F	171,300	67,047
	Siamgas & Petrochemicals PCL	423,600	111,438
	Singha Estate PCL	624,000	45,243
	Sino-Thai Engineering & Construction PCL	33,700	16,326
	Somboon Advance Technology PCL	96,000	39,115
	SPCG PCL	242,800	155,791
	Sri Trang Agro-Industry PCL	398,040	166,010
*	Sriracha Construction PCL	11,900	2,462
	Srisawad Corp. PCL	222,267	534,810
	Star Petroleum Refining PCL	774,000	211,068
	STP & I PCL	102,120	19,330
	Supalai PCL	483,800	251,446
	Super Energy Corp. PCL	8,056,000	131,811
	Synnex Thailand PCL	150,590	31,886
	Syntec Construction PCL	180,600	11,125
	Taokaenoi Food & Marketing PCL, Class F	200,800	59,589
*	Tata Steel Thailand PCL	830,200	10,654
*	Thai Airways International PCL	443,400	81,795
	Thai Nakarin Hospital PCL	12,500	12,733
	Thai Oil PCL	261,700	436,586
	Thai Reinsurance PCL	297,000	5,717
	Thai Solar Energy PCL, Class F	312,228	34,058

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Stanley Electric PCL, Class F	6,800	$35,887
	Thai Union Group PCL, Class F	92,400	45,355
	Thai Vegetable Oil PCL	201,500	189,088
	Thai Wah PCL, Class F	77,600	9,958
*	Thaicom PCL	290,200	35,193
	Thaifoods Group PCL	701,000	101,653
	Thaire Life Assurance PCL	197,200	22,523
	Thanachart Capital PCL	203,400	339,326
	Thitikorn PCL	33,700	10,001
	Thoresen Thai Agencies PCL	466,800	54,512
	Tipco Asphalt PCL	71,900	47,749
	TIPCO Foods PCL	132,600	30,204
	Tisco Financial Group PCL	31,000	102,438
	Tisco Financial Group PCL	37,100	122,595
	TKS Technologies PCL	98,500	19,751
	TMB Bank PCL	5,313,712	240,370
	TMT Steel PCL	109,200	13,733
	TOA Paint Thailand PCL	69,900	80,731
	Total Access Communication PCL	145,300	207,438
	Total Access Communication PCL	122,300	174,602
	TPI Polene PCL	2,384,500	120,105
	TPI Polene Power PCL	672,400	92,760
	True Corp. PCL	3,827,265	461,678
	TTCL PCL	44,100	5,886
	TTW PCL	458,500	204,464
*	U City PCL, Class F	1,188,000	57,551
	Union Auction PCL	164,600	34,325
	Unique Engineering & Construction PCL	383,500	87,970
	United Paper PCL	151,300	46,356
	Univentures PCL	425,400	63,326
	Vanachai Group PCL	243,000	29,001
	VGI PCL	164,800	46,527
	Vibhavadi Medical Center PCL	878,900	45,961
	Vinythai PCL	122,600	94,792
	WHA Corp. PCL	564,300	57,571
	WHA Utilities and Power PCL	205,600	33,970
	Workpoint Entertainment PCL	81,820	33,074
TOTAL THAILAND			26,806,140
TURKEY — (0.3%)
	Adana Cimento Sanayii TAS, Class A	8,467	13,474
*	Akbank T.A.S.	215,231	297,022
	Akcansa Cimento A.S.	18,951	33,589
	Aksa Akrilik Kimya Sanayii A.S.	48,420	114,073
*	Aksa Enerji Uretim A.S.	67,910	46,253
	Aksigorta A.S.	52,333	59,730
	Alarko Holding A.S.	70,508	72,697
#*	Albaraka Turk Katilim Bankasi A.S.	328,709	92,774
	Alkim Alkali Kimya A.S.	4,427	32,572
	Anadolu Anonim Turk Sigorta Sirketi	59,865	49,524
	Anadolu Cam Sanayii A.S.	181,808	143,781
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	36,246	149,754
	Anadolu Hayat Emeklilik A.S.	37,705	45,600
*	Arcelik A.S.	46,477	162,011
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	4,853	18,990
	Aygaz A.S.	15,260	33,712
*	Bera Holding A.S.	118,593	87,420
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	32,471	13,899
#	BIM Birlesik Magazalar A.S.	40,857	332,547

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	21,448	$45,284
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	3,447	5,515
*	Bursa Cimento Fabrikasi A.S.	27,024	29,908
	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	13,122	17,954
*	Cimsa Cimento Sanayi VE Ticaret A.S.	29,680	48,870
	Coca-Cola Icecek A.S.	33,693	260,787
	Dogan Sirketler Grubu Holding A.S.	492,406	167,573
	Dogus Otomotiv Servis ve Ticaret A.S.	16,254	32,645
	EGE Endustri VE Ticaret A.S.	708	79,682
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	75,296	52,535
	ENERJISA ENERJI AS	61,562	83,416
	Enka Insaat ve Sanayi A.S.	77,379	91,084
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	8,498	36,070
	Eregli Demir ve Celik Fabrikalari TAS	320,140	497,237
#*	Fenerbahce Futbol A.S.	11,914	34,175
	Ford Otomotiv Sanayi A.S.	11,312	141,642
*	Global Yatirim Holding A.S.	60,308	48,912
	Goodyear Lastikleri TAS	39,372	31,285
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	53,484	43,847
*	GSD Holding AS	29,592	7,824
*	Gubre Fabrikalari TAS	19,511	33,454
#	Hektas Ticaret TAS	108,114	186,943
#*	Ihlas Holding A.S.	323,517	45,924
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	24,192	40,002
#*	Is Finansal Kiralama A.S.	35,715	25,994
	Is Yatirim Menkul Degerler A.S., Class A	97,764	80,667
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	76,242	35,828
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	349,100	164,051
	KOC Holding A.S.	38,439	125,105
	Kordsa Teknik Tekstil A.S.	29,285	68,861
*	Koza Altin Isletmeleri A.S.	7,733	103,496
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	24,010	42,452
*	Logo Yazilim Sanayi Ve Ticaret A.S.	10,340	107,348
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	6,109	57,966
*	Migros Ticaret A.S.	38,967	163,549
*	NET Holding A.S.	112,186	45,189
*	Netas Telekomunikasyon A.S.	20,863	51,769
	Nuh Cimento Sanayi A.S.	13,762	26,885
#*	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	79,720	28,243
	Otokar Otomotiv Ve Savunma Sanayi A.S.	701	19,050
*	Pegasus Hava Tasimaciligi A.S.	31,666	362,164
#*	Petkim Petrokimya Holding A.S.	158,718	106,869
	Polisan Holding A.S.	14,415	8,154
#	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	103,364	106,450
#*	Sekerbank Turk AS	137,814	32,037
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	62,356	74,404
	Soda Sanayii A.S.	36,652	40,774
*	Tat Gida Sanayi A.S.	29,962	36,429
	TAV Havalimanlari Holding A.S.	79,416	361,263
#	Tekfen Holding A.S.	69,811	224,269
	Tofas Turk Otomobil Fabrikasi A.S.	33,556	147,984
	Trakya Cam Sanayii A.S.	188,725	126,979
	Tupras Turkiye Petrol Rafinerileri A.S.	11,001	206,677
*	Turcas Petrol A.S.	44,944	25,151
#*	Turk Hava Yollari AO	151,960	346,681
*	Turk Telekomunikasyon A.S.	64,091	83,083
*	Turk Traktor ve Ziraat Makineleri A.S.	3,459	34,859
	Turkcell Iletisim Hizmetleri A.S.	245,704	578,047
	Turkcell Iletisim Hizmetleri A.S., ADR	2,400	13,992

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Turkiye Garanti Bankasi A.S.	199,174	$395,254
*	Turkiye Halk Bankasi A.S.	141,055	163,000
*	Turkiye Is Bankasi A.S., Class C	242,131	292,461
*	Turkiye Sinai Kalkinma Bankasi A.S.	594,014	135,844
	Turkiye Sise ve Cam Fabrikalari A.S.	130,892	121,493
*	Turkiye Vakiflar Bankasi TAO, Class D	226,508	249,744
*	Ulker Biskuvi Sanayi A.S.	49,077	191,197
*	Vestel Elektronik Sanayi ve Ticaret A.S.	32,970	76,475
*	Yapi ve Kredi Bankasi A.S.	237,267	117,618
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	61,645	86,974
*	Zorlu Enerji Elektrik Uretim A.S.	119,076	32,933
TOTAL TURKEY			9,787,702
UNITED KINGDOM — (10.8%)
	3i Group P.L.C.	161,934	2,355,616
	4imprint Group P.L.C.	7,131	311,638
	888 Holdings P.L.C.	99,747	177,301
	A.G. Barr P.L.C.	39,926	318,915
	AA P.L.C.	173,957	109,850
	Admiral Group P.L.C.	29,846	888,559
	Advanced Medical Solutions Group PLC	2,858	10,629
	Aggreko P.L.C.	127,945	1,298,760
	Air Partner P.L.C.	18,918	18,777
	Alliance Pharma P.L.C.	27,739	31,800
	Anglo American P.L.C.	412,690	10,768,771
	Anglo Pacific Group P.L.C.	47,509	108,777
	Anglo-Eastern Plantations P.L.C.	2,772	20,131
	Antofagasta P.L.C.	90,570	978,316
	Arrow Global Group P.L.C.	79,490	278,146
#	Ashmore Group P.L.C.	142,899	1,022,043
	Ashtead Group P.L.C.	76,598	2,472,423
*	ASOS P.L.C.	1,336	54,044
	Associated British Foods P.L.C.	33,181	1,148,516
	AstraZeneca P.L.C., Sponsored ADR	170,655	8,310,898
	AstraZeneca P.L.C.	22,201	2,171,869
	Auto Trader Group P.L.C.	369,799	2,728,666
	AVEVA Group P.L.C.	9,535	618,294
	Aviva P.L.C.	606,458	3,178,139
	Avon Rubber P.L.C.	7,418	243,700
	B&M European Value Retail SA	396,415	1,900,795
	Babcock International Group P.L.C.	174,137	1,351,130
	BAE Systems P.L.C.	340,458	2,830,212
	Balfour Beatty P.L.C.	179,849	630,077
	Bank of Georgia Group P.L.C.	16,230	324,118
	Barclays P.L.C., Sponsored ADR	282,931	2,489,793
	Barclays P.L.C.	242,263	534,993
	Barratt Developments P.L.C.	223,507	2,366,387
	Beazley P.L.C.	99,357	709,080
	Bellway P.L.C.	88,806	4,672,605
	Berkeley Group Holdings P.L.C.	37,742	2,606,698
	BHP Group P.L.C., ADR	66,509	2,888,486
	BHP Group P.L.C.	106,827	2,325,260
	Biffa P.L.C.	8,676	32,229
	Bloomsbury Publishing P.L.C.	27,020	101,164
	Bodycote P.L.C.	122,482	1,382,243
	BP P.L.C., Sponsored ADR	503,098	18,176,931
	BP P.L.C.	2,246	13,521
	Braemar Shipping Services P.L.C.	11,607	31,679
	Brewin Dolphin Holdings P.L.C.	178,323	847,712

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	British American Tobacco P.L.C., Sponsored ADR	1,500	$66,075
	British American Tobacco P.L.C.	153,517	6,769,318
	Britvic P.L.C.	102,140	1,246,252
	BT Group P.L.C.	1,893,634	4,018,553
	Bunzl P.L.C.	33,940	879,055
	Burberry Group P.L.C.	62,345	1,598,551
	Burford Capital, Ltd.	38,442	319,301
*	Cairn Energy P.L.C.	372,762	832,646
*	Capita P.L.C.	193,510	371,301
	Capital & Counties Properties P.L.C.	196,276	629,836
*	Carclo P.L.C.	18,366	2,581
	Card Factory P.L.C.	165,768	193,439
	CareTech Holdings P.L.C.	12,896	77,794
	Carnival P.L.C.	1,122	45,824
	Carnival P.L.C., ADR	15,705	645,475
	Castings P.L.C.	1,541	8,721
	Centamin P.L.C.	503,005	902,156
	Central Asia Metals P.L.C.	5,908	15,769
	Centrica P.L.C.	1,290,160	1,446,096
	Chemring Group P.L.C.	77,510	278,094
	Chesnara P.L.C.	18,573	79,824
	Cineworld Group P.L.C.	455,588	1,063,387
*	Circassia Pharmaceuticals P.L.C.	6,887	2,508
	Clarkson P.L.C.	7,327	282,209
	Clipper Logistics P.L.C.	1,947	6,661
	Close Brothers Group P.L.C.	82,378	1,537,845
	CLS Holdings P.L.C.	43,689	156,196
	CMC Markets P.L.C.	71,447	147,706
	Coca-Cola HBC AG	35,700	1,311,339
	Compass Group P.L.C.	121,153	2,995,161
	Computacenter P.L.C.	48,547	1,148,673
	Connect Group P.L.C.	25,999	11,797
	Consort Medical P.L.C.	12,596	166,615
	ConvaTec Group P.L.C.	247,741	678,699
	Costain Group P.L.C.	61,092	157,385
	Countryside Properties P.L.C.	18,461	118,745
*	Countrywide P.L.C.	590	2,958
	Cranswick P.L.C.	25,357	1,195,347
	Crest Nicholson Holdings P.L.C.	124,671	821,778
	Croda International P.L.C.	15,635	1,026,746
	CVS Group P.L.C.	1,146	17,335
	Daejan Holdings P.L.C.	1,616	110,877
	Daily Mail & General Trust P.L.C., Class A	32,320	346,834
	Dart Group P.L.C.	20,824	467,027
	DCC P.L.C.	9,307	751,465
	De La Rue P.L.C.	35,365	65,416
	Devro P.L.C.	103,536	234,077
	DFS Furniture P.L.C.	8,387	30,850
	Diageo P.L.C., Sponsored ADR	19,256	3,041,485
	Diageo P.L.C.	19,191	758,872
	Dignity P.L.C.	18,991	143,370
	Diploma P.L.C.	62,832	1,617,870
	Direct Line Insurance Group P.L.C.	701,272	3,123,366
	DiscoverIE Group P.L.C.	10,997	82,947
	Dixons Carphone P.L.C.	384,382	686,867
#	Domino's Pizza Group P.L.C.	156,496	637,374
	Drax Group P.L.C.	188,479	675,222
	DS Smith P.L.C.	309,752	1,388,764
	Dunelm Group P.L.C.	37,503	574,618

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	easyJet P.L.C.	42,704	$783,897
*	EI Group P.L.C.	215,422	808,910
	Electrocomponents P.L.C.	176,735	1,543,925
	Elementis P.L.C.	214,061	360,789
	EMIS Group P.L.C.	11,840	179,712
*	EnQuest P.L.C.	680,305	214,313
	Epwin Group P.L.C.	22,733	32,634
	Equiniti Group P.L.C.	86,204	232,712
	Essentra P.L.C.	79,859	441,042
	Euromoney Institutional Investor P.L.C.	15,831	256,004
	Evraz P.L.C.	100,308	465,712
	Experian P.L.C.	80,310	2,795,428
	FDM Group Holdings P.L.C.	13,267	171,848
	Ferguson P.L.C.	23,392	2,100,653
	Ferrexpo P.L.C.	283,679	520,506
	Fevertree Drinks P.L.C.	26,523	481,518
	Findel P.L.C.	7,838	24,322
*	Firstgroup P.L.C.	788,323	1,285,854
	Flowtech Fluidpower P.L.C.	12,279	15,565
	Forterra P.L.C.	3,331	14,474
*	Foxtons Group P.L.C.	120,683	132,544
*	Frasers Group P.L.C.	130,294	810,180
	Fresnillo P.L.C.	22,304	194,828
	Fuller Smith & Turner P.L.C., Class A	1,787	22,573
	G4S P.L.C.	384,168	988,643
	Galliford Try Holdings P.L.C.	65,176	128,162
	Games Workshop Group P.L.C.	10,369	906,213
*	Gamesys Group P.L.C.	13,921	136,286
	Gamma Communications P.L.C.	7,521	138,640
*	Gem Diamonds, Ltd.	49,479	40,207
	Genel Energy P.L.C.	50,158	121,402
	Genus P.L.C.	10,191	414,003
*	Georgia Capital P.L.C.	9,995	106,141
	GlaxoSmithKline P.L.C., Sponsored ADR	155,405	7,272,954
	GlaxoSmithKline P.L.C.	108,838	2,555,452
	Glencore P.L.C.	2,018,787	5,904,130
	Go-Ahead Group P.L.C. (The)	32,655	880,139
	GoCo Group P.L.C.	89,528	110,380
	Gooch & Housego P.L.C.	1,366	25,432
	Grafton Group P.L.C.	62,669	760,889
	Grainger P.L.C.	229,022	894,211
	Greencore Group P.L.C.	149,646	484,090
	Greggs P.L.C.	73,554	2,185,783
	Gulf Keystone Petroleum, Ltd.	64,883	158,809
	GVC Holdings P.L.C.	224,095	2,591,156
	Gym Group P.L.C. (The)	7,599	29,684
	H&T Group P.L.C.	2,446	12,151
	Halfords Group P.L.C.	145,161	313,465
	Halma P.L.C.	116,928	3,245,508
	Hargreaves Lansdown P.L.C.	35,077	796,231
	Hastings Group Holdings P.L.C.	113,424	269,457
	Hays P.L.C.	948,433	1,939,597
	Headlam Group P.L.C.	18,512	127,532
	Helical P.L.C.	51,701	326,778
	Henry Boot P.L.C.	4,400	19,239
	Highland Gold Mining, Ltd.	94,560	261,615
	Hikma Pharmaceuticals P.L.C.	44,332	1,070,501
	Hill & Smith Holdings P.L.C.	41,313	772,852
	Hilton Food Group P.L.C.	3,648	50,619

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hiscox, Ltd.	70,714	$1,223,412
	Hochschild Mining P.L.C.	167,984	373,240
	Hollywood Bowl Group P.L.C.	24,845	95,875
	HomeServe P.L.C.	143,014	2,416,690
*	Horizon Discovery Group P.L.C.	20,377	42,594
	Hostelworld Group P.L.C.	8,167	16,308
	Howden Joinery Group P.L.C.	399,446	3,623,732
	HSBC Holdings P.L.C.	32,568	236,775
#	HSBC Holdings P.L.C., Sponsored ADR	304,063	11,034,446
	Hunting P.L.C.	69,180	279,300
	Huntsworth P.L.C.	57,946	49,901
	Hyve Group P.L.C.	298,604	387,918
	Ibstock P.L.C.	154,386	592,329
*	IDOX P.L.C.	32,237	15,298
	IG Group Holdings P.L.C.	199,441	1,746,314
*	IGas Energy P.L.C.	8,300	4,750
	IMI P.L.C.	211,703	3,077,262
	Imperial Brands P.L.C., Sponsored ADR	658	16,937
	Imperial Brands P.L.C.	70,032	1,795,776
	Inchcape P.L.C.	235,411	2,040,366
*	Indivior P.L.C.	389,857	194,886
	Informa P.L.C.	156,879	1,602,516
	InterContinental Hotels Group P.L.C., ADR	13,252	813,566
	InterContinental Hotels Group P.L.C.	2,901	178,677
	Intermediate Capital Group P.L.C.	61,223	1,404,101
	International Consolidated Airlines Group SA	168,445	1,262,301
	International Personal Finance P.L.C.	83,172	172,980
	Intertek Group P.L.C.	24,557	1,863,336
	Investec P.L.C.	206,769	1,140,931
	iomart Group P.L.C.	2,055	10,322
*	IP Group P.L.C.	90,615	82,370
	ITV P.L.C.	745,373	1,327,963
	IWG P.L.C.	435,443	2,534,835
	J D Wetherspoon P.L.C.	66,590	1,362,246
	J Sainsbury P.L.C.	455,111	1,213,897
	James Fisher & Sons P.L.C.	23,036	599,101
	James Halstead P.L.C.	4,469	33,620
	JD Sports Fashion P.L.C.	247,253	2,673,846
	John Laing Group P.L.C.	37,232	174,146
	John Menzies P.L.C.	53,819	306,257
	John Wood Group P.L.C.	328,129	1,624,204
	Johnson Matthey P.L.C.	16,714	573,057
	Joules Group P.L.C.	6,458	15,948
	Jupiter Fund Management P.L.C.	198,157	1,005,375
*	Just Eat P.L.C.	31,806	360,981
*	Just Group P.L.C.	240,537	247,309
	Kainos Group P.L.C.	18,202	189,133
	KAZ Minerals P.L.C.	137,275	791,204
	Keller Group P.L.C.	37,930	417,317
#	Kier Group P.L.C.	39,973	47,251
	Kin & Carta P.L.C.	38,720	56,822
	Kingfisher P.L.C.	610,780	1,639,796
*	Lamprell P.L.C.	55,247	24,622
	Lancashire Holdings, Ltd.	61,751	609,773
	Legal & General Group P.L.C.	1,263,449	5,081,469
*	Liberty Global P.L.C., Class A	4,557	93,521
*	Liberty Global P.L.C., Class C	11,158	217,352
	Liontrust Asset Management P.L.C.	1,377	24,472
	Lloyds Banking Group P.L.C.	5,692,338	4,249,524

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Lloyds Banking Group P.L.C., ADR	599,055	$1,773,203
	London Stock Exchange Group P.L.C.	37,684	3,894,294
	Lookers P.L.C.	143,781	105,206
	Low & Bonar P.L.C.	18,759	3,207
	LSL Property Services P.L.C.	10,839	43,822
	Luceco P.L.C.	17,334	32,075
	M&C Saatchi P.L.C.	1,840	2,425
	Man Group P.L.C.	805,500	1,632,547
	Marks & Spencer Group P.L.C.	833,158	1,932,037
	Marshalls P.L.C.	130,285	1,357,564
	Marston's P.L.C.	324,326	448,926
	McBride P.L.C.	101,385	83,584
	McCarthy & Stone P.L.C.	166,955	325,129
	McColl's Retail Group P.L.C.	16,764	10,101
	Mears Group P.L.C.	52,545	211,319
	Mediclinic International P.L.C.	20,931	100,986
#	Mediclinic International P.L.C.	154,503	751,438
	Meggitt P.L.C.	199,662	1,776,210
	Melrose Industries P.L.C.	749,015	2,295,499
	Micro Focus International P.L.C., Sponsored ADR	17,726	237,529
	Micro Focus International P.L.C.	43,029	577,852
	Midwich Group P.L.C.	6,704	46,777
*	Mitchells & Butlers P.L.C.	101,371	534,539
	Mitie Group P.L.C.	152,499	266,693
	MJ Gleeson P.L.C.	192	2,428
	Mondi P.L.C.	55,071	1,120,517
#	Mondi P.L.C.	35,892	724,101
	Moneysupermarket.com Group P.L.C.	203,294	872,649
	Morgan Advanced Materials P.L.C.	225,138	926,184
	Morgan Sindall Group P.L.C.	11,718	282,958
	Morses Club P.L.C.	4,000	6,663
	Mortgage Advice Bureau Holdings, Ltd.	1,856	19,281
*	Mothercare P.L.C.	88,704	18,142
	Motorpoint group P.L.C.	12,001	49,921
	N Brown Group P.L.C.	69,772	75,344
	NAHL Group P.L.C.	4,678	5,936
#	Naked Wines P.L.C.	18,703	51,715
	National Express Group P.L.C.	233,331	1,375,969
#	National Grid P.L.C.	34,583	459,493
#	National Grid P.L.C., Sponsored ADR	19,659	1,303,004
	NCC Group P.L.C.	32,322	91,583
	Next P.L.C.	16,529	1,502,146
	NMC Health P.L.C.	8,350	142,002
	Non-Standard Finance P.L.C.	16,800	6,317
	Norcros P.L.C.	10,981	41,747
#	Northgate P.L.C.	81,893	287,854
	Numis Corp. P.L.C.	8,473	31,933
*	Ocado Group P.L.C.	40,341	650,445
	On the Beach Group P.L.C.	53,715	276,618
	OneSavings Bank P.L.C.	104,571	588,005
	Oxford Instruments P.L.C.	26,628	541,529
	Pagegroup P.L.C.	221,475	1,334,186
	Pan African Resources P.L.C.	92,070	15,791
	Paragon Banking Group P.L.C.	137,990	924,723
	PayPoint P.L.C.	31,673	416,954
	Pearson P.L.C.	48,693	363,441
	Pearson P.L.C., Sponsored ADR	54,673	405,674
	Pendragon P.L.C.	667,688	108,697
	Pennon Group P.L.C.	162,717	2,375,057

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Persimmon P.L.C.	43,041	$1,732,749
*	Petra Diamonds, Ltd.	383,600	48,135
	Petrofac, Ltd.	109,115	501,926
*	Petropavlovsk P.L.C.	1,019,318	244,278
	Pets at Home Group P.L.C.	242,082	900,100
	Pharos Energy P.L.C.	110,586	66,405
	Phoenix Group Holdings P.L.C.	176,166	1,758,590
	Photo-Me International P.L.C.	152,834	180,872
	Playtech P.L.C.	140,669	639,546
	Polar Capital Holdings P.L.C.	3,537	27,283
	Polypipe Group P.L.C.	129,429	923,794
*	Premier Foods P.L.C.	341,912	163,186
	Premier Miton Group P.L.C.	5,647	12,431
#*	Premier Oil P.L.C.	651,595	860,170
	Provident Financial P.L.C.	42,204	258,556
#	Prudential P.L.C., ADR	52,381	1,862,668
*	PureTech Health P.L.C.	1,784	7,288
	PZ Cussons P.L.C.	90,040	229,471
	QinetiQ Group P.L.C.	205,629	955,239
	Quilter P.L.C.	492,365	1,102,537
	Rank Group P.L.C.	54,918	206,980
	Rathbone Brothers P.L.C.	10,568	274,107
*	Raven Property Group, Ltd.	38,191	25,225
	Reach P.L.C.	144,003	252,096
	Reckitt Benckiser Group P.L.C.	19,638	1,625,502
	Redrow P.L.C.	147,452	1,545,254
	RELX P.L.C., Sponsored ADR	52,014	1,380,441
	RELX P.L.C.	38,132	1,011,711
	RELX P.L.C.	48,598	1,286,435
	Renewi P.L.C.	222,728	104,669
	Renishaw P.L.C.	19,640	1,028,185
	Rentokil Initial P.L.C.	243,890	1,502,012
	Restaurant Group P.L.C. (The)	293,108	498,069
	Rhi Magnesita NV	7,801	333,892
	Rhi Magnesita NV	7,100	298,842
	Ricardo P.L.C.	11,242	114,046
	Rightmove P.L.C.	222,836	1,931,217
	Rio Tinto P.L.C.	2,919	156,091
	Rio Tinto P.L.C., Sponsored ADR	172,914	9,238,795
	RM P.L.C.	3,746	14,068
	Robert Walters P.L.C.	7,903	62,864
	Rolls-Royce Holdings P.L.C.	219,142	1,930,276
	Rotork P.L.C.	497,866	1,994,904
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	181,642	1,038,992
	Royal Dutch Shell P.L.C., Class A	34,402	903,410
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	161,107	8,401,730
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	124,657	6,641,725
	Royal Dutch Shell P.L.C., Class B	38,017	998,959
	Royal Mail P.L.C.	261,825	684,381
	RPS Group P.L.C.	130,319	299,124
	RSA Insurance Group P.L.C.	217,831	1,580,422
	Saga P.L.C.	312,217	172,267
	Sage Group P.L.C. (The)	134,437	1,308,829
*	San Leon Energy P.L.C.	30,092	10,383
*	Savannah Petroleum P.L.C.	21,712	5,096
	Savills P.L.C.	77,686	1,273,503
	Schroders P.L.C.	9,786	414,334
	Schroders P.L.C.	5,554	182,268
	ScS Group P.L.C.	4,075	13,036

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	SDL P.L.C.	11,753	$95,669
	Senior P.L.C.	214,188	471,298
	Severfield P.L.C.	10,461	11,883
	Severn Trent P.L.C.	41,486	1,411,751
	SIG P.L.C.	286,853	349,724
	Signature Aviation P.L.C.	255,453	979,557
	Smith & Nephew P.L.C.	98,945	2,380,706
	Smiths Group P.L.C.	35,842	796,939
	Softcat P.L.C.	50,014	761,614
	Sophos Group P.L.C.	39,629	291,116
	Spectris P.L.C.	34,609	1,205,085
	Speedy Hire P.L.C.	131,568	138,233
	Spirax-Sarco Engineering P.L.C.	19,497	2,290,430
	Spire Healthcare Group P.L.C.	175,691	304,391
	Spirent Communications P.L.C.	162,626	475,063
*	Sportech P.L.C.	15,125	6,398
	SSE P.L.C.	112,288	2,235,180
	SSP Group P.L.C.	167,810	1,424,238
	St James's Place P.L.C.	128,149	1,927,321
	St. Modwen Properties P.L.C.	99,425	645,945
	Stagecoach Group P.L.C.	325,624	586,185
	Standard Chartered P.L.C.	361,281	3,004,210
	Standard Life Aberdeen P.L.C.	312,847	1,243,074
	SThree P.L.C.	35,092	168,716
	Stobart Group, Ltd.	69,365	93,247
	Stock Spirits Group P.L.C.	49,993	134,196
	Superdry P.L.C.	28,193	142,345
	Synthomer P.L.C.	262,260	1,168,036
	TalkTalk Telecom Group P.L.C.	243,875	381,043
	Tate & Lyle P.L.C.	170,226	1,779,458
	Taylor Wimpey P.L.C.	1,400,120	3,971,333
	Ted Baker P.L.C.	16,365	48,558
	Telecom Plus P.L.C.	25,774	513,175
	Tesco P.L.C.	1,077,893	3,505,865
	Topps Tiles P.L.C.	88,422	90,794
	TP ICAP P.L.C.	273,199	1,428,543
	Travis Perkins P.L.C.	131,150	2,678,995
	Trifast P.L.C.	15,757	39,762
	TT Electronics P.L.C.	53,172	166,437
	TUI AG	43,709	447,820
	Tullow Oil P.L.C.	807,564	535,690
	Tyman P.L.C.	16,148	58,042
	U & I Group P.L.C.	59,734	141,129
	UDG Healthcare P.L.C.	16,709	165,274
	Ultra Electronics Holdings P.L.C.	48,219	1,436,113
	Unilever P.L.C., Sponsored ADR	61,646	3,684,581
	Unilever P.L.C.	29,369	1,751,900
	United Utilities Group P.L.C.	119,279	1,596,038
	Urban & Civic P.L.C.	8,819	42,238
	Vectura Group P.L.C.	347,986	431,276
	Vertu Motors P.L.C.	154,004	74,216
	Vesuvius P.L.C.	79,303	455,444
	Victrex P.L.C.	48,003	1,400,761
*	Virgin Money UK P.L.C.	341,003	736,679
	Vistry Group P.L.C.	95,230	1,733,579
	Vitec Group P.L.C. (The)	3,131	42,450
	Vodafone Group P.L.C.	3,043,900	5,980,404
	Volution Group P.L.C.	6,100	19,468
	Weir Group P.L.C (The)	45,406	805,787

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	WH Smith P.L.C.	41,451	$1,305,818
	Whitbread P.L.C.	15,014	885,058
	William Hill P.L.C.	520,411	1,188,401
	Wilmington P.L.C.	5,594	18,003
	Wincanton P.L.C.	30,806	119,781
*	Wizz Air Holdings P.L.C.	1,105	60,910
	Wm Morrison Supermarkets P.L.C.	656,122	1,573,259
#	WPP P.L.C., Sponsored ADR	4,077	253,426
	WPP P.L.C.	169,462	2,107,014
*	Xaar P.L.C.	12,821	6,601
	XP Power, Ltd.	236	11,148
	Young & Co's Brewery P.L.C., Class A	375	7,667
TOTAL UNITED KINGDOM			416,555,108
UNITED STATES — (0.0%)
#	Ovintiv, Inc.	13,258	207,223
	Ovintiv, Inc.	85,429	1,331,079
*	Sundance Energy, Inc.	1,727	18,719
TOTAL UNITED STATES			1,557,021
TOTAL COMMON STOCKS			3,693,844,677
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.5%)
*	Alpargatas SA	20,997	175,719
*	AZUL SA	60,000	830,243
	Banco ABC Brasil S.A.	35,650	180,722
	Banco Bradesco SA	235,367	1,807,598
	Banco do Estado do Rio Grande do Sul SA, Class B	126,225	592,131
	Banco Pan SA	42,644	96,787
	Braskem SA, Class A	31,067	228,871
	Centrais Eletricas Brasileiras SA, Class B	29,900	285,344
	Centrais Eletricas Santa Catarina	900	11,250
	Cia Brasileira de Distribuicao	19,843	394,210
	Cia de Saneamento do Parana	107,441	500,000
	Cia de Transmissao de Energia Eletrica Paulista	55,468	287,533
	Cia Energetica de Minas Gerais	192,000	670,247
	Cia Energetica de Sao Paulo, Class B	51,200	380,300
	Cia Energetica do Ceara, Class A	3,100	45,169
	Cia Ferro Ligas da Bahia - FERBASA	26,337	119,921
	Cia Paranaense de Energia	27,200	466,311
	Gerdau SA	273,288	1,279,462
*	Gol Linhas Aereas Inteligentes SA	22,000	175,945
	Grazziotin SA	2,200	16,952
	Itau Unibanco Holding SA	253,448	1,942,316
	Lojas Americanas SA	32,990	212,225
	Marcopolo SA	173,347	195,909
	Petroleo Brasileiro SA	773,384	5,137,714
	Randon SA Implementos e Participacoes	49,300	156,559
	Schulz SA	18,900	52,076
	Telefonica Brasil SA	28,570	396,201
	Unipar Carbocloro SA	40,652	310,400
	Usinas Siderurgicas de Minas Gerais SA, Class A	199,318	448,193
TOTAL BRAZIL			17,396,308
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	15,035	22,432

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

CHILE — (Continued)
	Embotelladora Andina SA, Class B	87,181	$227,565
TOTAL CHILE			249,997
COLOMBIA — (0.0%)
	Avianca Holdings SA	115,405	67,995
	Banco Davivienda SA	23,683	318,405
	Grupo Argos SA	7,594	28,866
	Grupo Aval Acciones y Valores SA	140,001	59,357
	Grupo de Inversiones Suramericana SA	11,306	92,233
TOTAL COLOMBIA			566,856
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	12,687	707,187
	Biotest AG	5,953	141,250
	Draegerwerk AG & Co. KGaA	3,939	229,662
	Fuchs Petrolub SE	22,108	979,797
	Henkel AG & Co. KGaA	4,579	465,695
	Jungheinrich AG	33,276	730,627
	Porsche Automobil Holding SE	23,331	1,573,230
	Sartorius AG	7,266	1,690,898
	Schaeffler AG	52,285	521,603
	Sixt SE	10,279	712,996
	STO SE & Co. KGaA	1,089	127,666
	Villeroy & Boch AG	5,018	85,135
	Volkswagen AG	43,057	7,724,971
TOTAL GERMANY			15,690,717
SOUTH KOREA — (0.0%)
*	AMOREPACIFIC Group	40	1,626
TOTAL PREFERRED STOCKS			33,905,504
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Emeco Holdings, Ltd. Rights 02/14/20	2,728	402
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	86,048	56,792
*	Pan American Silver Corp. Rights 02/22/29	2,994	1,976
*	Tervita Corp. Warrants 07/19/20	966	7
TOTAL CANADA			58,775
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	5,546	0
HONG KONG — (0.0%)
*	Guotai Junan International Holdings Ltd. Rights 09/03/20	476,666	0
MALAYSIA — (0.0%)
*	Serba Dinamik Holdings Bhd Rights 12/31/2099	76,320	6,239
NORWAY — (0.0%)
*	XXL ASA Rights 10/25/19	4,623	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	328,770	0

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

SOUTH AFRICA — (0.0%)
*	Brait SE Rights 02/14/2020	189,222	$19,794
SWEDEN — (0.0%)
*	Anoto Group AB Warrants 04/30/21	2,438	149
TAIWAN — (0.0%)
*	QST International Corp. Rights 02/11/20	1,925	0
THAILAND — (0.0%)
*	BTS Group Holdings PCL Warrants 02/16/21	26,390	0
*	Property Perfect Rights 09/30/19	383,375	0
TOTAL THAILAND			0
TURKEY — (0.0%)
#*	ODAS Elektrik Uretim ve Sanayi Ticaret A.S. Rights 2/4/2020	79,720	15,451
TOTAL RIGHTS/WARRANTS			100,810
TOTAL INVESTMENT SECURITIES (Cost $3,510,812,063)			3,727,850,991

			Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	10,713,997	123,982,379
TOTAL INVESTMENTS — (100.0%)
(Cost $3,636,370,502)^^			$3,851,833,370
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$837,284	$169,296,094	—	$170,133,378
Austria	—	15,124,752	—	15,124,752
Belgium	388,011	32,086,166	—	32,474,177
Brazil	72,762,015	2,632	—	72,764,647
Canada	250,737,696	836,158	—	251,573,854
Chile	1,539,287	5,969,361	—	7,508,648
China	29,595,088	243,567,803	—	273,162,891
Colombia	2,953,888	—	—	2,953,888
Czech Republic	—	1,714,901	—	1,714,901
Denmark	325,076	48,789,919	—	49,114,995
Egypt	151,495	177,160	—	328,655
Finland	—	46,561,164	—	46,561,164
France	1,174,052	220,685,239	—	221,859,291
Germany	1,204,342	190,173,315	—	191,377,657
Greece	—	1,768,307	—	1,768,307
Hong Kong	97,797	71,764,398	—	71,862,195
Hungary	—	3,141,924	—	3,141,924
India	1,596,863	107,500,643	—	109,097,506
Indonesia	165,420	20,516,900	—	20,682,320
Ireland	6,491,755	14,524,376	—	21,016,131
Israel	1,820,675	18,863,491	—	20,684,166
Italy	488,922	81,518,404	—	82,007,326
Japan	3,082,054	643,037,083	—	646,119,137

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Malaysia	—	$23,208,604	—	$23,208,604
Mexico	$28,230,344	33	—	28,230,377
Netherlands	12,031,095	70,259,076	—	82,290,171
New Zealand	—	12,872,623	—	12,872,623
Norway	134,605	23,622,203	—	23,756,808
Peru	445,928	63	—	445,991
Philippines	137,736	9,792,938	—	9,930,674
Poland	—	9,987,141	—	9,987,141
Portugal	—	6,426,962	—	6,426,962
Russia	5,707,028	7,646,552	—	13,353,580
Singapore	—	27,360,073	—	27,360,073
South Africa	6,659,457	57,877,571	—	64,537,028
South Korea	758,924	130,897,443	—	131,656,367
Spain	762,716	61,637,696	—	62,400,412
Sweden	87,224	76,234,977	—	76,322,201
Switzerland	4,728,323	189,219,057	—	193,947,380
Taiwan	7,412,597	151,967,807	—	159,380,404
Thailand	26,806,140	—	—	26,806,140
Turkey	13,992	9,773,710	—	9,787,702
United Kingdom	91,289,687	325,265,421	—	416,555,108
United States	1,557,021	—	—	1,557,021
Preferred Stocks
Brazil	17,396,308	—	—	17,396,308
Chile	—	249,997	—	249,997
Colombia	566,856	—	—	566,856
Germany	—	15,690,717	—	15,690,717
South Korea	—	1,626	—	1,626
Rights/Warrants
Australia	—	402	—	402
Canada	—	58,775	—	58,775
Malaysia	—	6,239	—	6,239
South Africa	—	19,794	—	19,794
Sweden	—	149	—	149
Turkey	—	15,451	—	15,451
Securities Lending Collateral	—	123,982,379	—	123,982,379
TOTAL	$580,137,701	$3,271,695,669	—	$3,851,833,370

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	8,218,135	$190,989,463
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	8,795,739	117,071,286
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,116,974	63,742,110
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $288,660,883)^^		$371,802,859
As of January 31, 2020, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
ILS	144,212	USD	41,662	Bank of America Corp.	02/28/20	$170
NOK	8,866,257	USD	961,208	Bank of America Corp.	02/04/20	2,730
USD	1,005,088	NOK	8,866,257	Bank of America Corp.	02/04/20	41,150
USD	1,815,817	DKK	12,190,452	JP Morgan	02/13/20	5,476
USD	2,950,271	SEK	28,033,250	Bank of America Corp.	02/21/20	35,953
USD	6,835,079	AUD	9,816,504	Citibank, N.A.	03/02/20	260,725
USD	484,202	NZD	740,767	Bank of America Corp.	03/27/20	5,050
USD	30,534,061	EUR	27,353,199	JP Morgan	04/16/20	63,960
Total Appreciation						$415,214
SGD	86,698	USD	64,194	State Street Bank and Trust	02/26/20	$(659)
USD	1,089,460	SGD	1,486,666	State Street Bank and Trust	02/26/20	(12)
USD	818,568	ILS	2,831,896	Goldman Sachs International	02/28/20	(2,885)
USD	934,946	NOK	8,623,059	Bank of America Corp.	03/02/20	(2,645)
USD	7,318,799	CHF	7,037,325	Bank of America Corp.	04/16/20	(24,063)
USD	16,712,760	GBP	12,773,648	UBS AG	04/16/20	(187,283)
USD	25,909,699	JPY	2,837,593,407	State Street Bank and Trust	04/20/20	(385,967)
Total (Depreciation)						$(603,514)
Total Appreciation (Depreciation)						$(188,300)
As of January 31, 2020, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	29	03/20/20	$4,590,467	$4,674,800	$84,333
Total Futures Contracts			$4,590,467	$4,674,800	$84,333

Selectively Hedged Global Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$371,802,859	—	—	$371,802,859
Forward Currency Contracts**	—	$(188,300)	—	(188,300)
Futures Contracts**	84,333	—	—	84,333
TOTAL	$371,887,192	$(188,300)	—	$371,698,892
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2020, the Fund consisted of one hundred and five operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio,

International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio and DFA Oregon Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2020, the DFA Commodity Strategy Portfolio held $283,235,776 in the Subsidiary, representing 20.48% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$405,881
U.S. Large Cap Value Portfolio	18,954,751
U.S. Targeted Value Portfolio	9,965,212
U.S. Small Cap Value Portfolio	12,084,514
U.S. Core Equity 1 Portfolio	17,701,809
U.S. Core Equity 2 Portfolio	18,606,894
U.S. Vector Equity Portfolio	3,133,898
U.S. Small Cap Portfolio	14,287,958
U.S. Micro Cap Portfolio	4,926,037
DFA Real Estate Securities Portfolio	7,158,931
Large Cap International Portfolio	4,517,536
International Core Equity Portfolio	28,669,076
International Small Company Portfolio	11,914,168
Global Small Company Portfolio	41,430
Japanese Small Company Portfolio	499,335
Asia Pacific Small Company Portfolio	339,996
United Kingdom Small Company Portfolio	23,352
Continental Small Company Portfolio	621,018
DFA International Real Estate Securities Portfolio	6,421,669
DFA Global Real Estate Securities Portfolio	7,885,149
DFA International Small Cap Value Portfolio	13,279,234
International Vector Equity Portfolio	2,495,149
World ex U.S. Value Portfolio	280,688
World ex U.S. Targeted Value Portfolio	562,152
World ex U.S. Core Equity Portfolio	3,649,418
Selectively Hedged Global Equity Portfolio	293,856
Emerging Markets Portfolio	4,062,162
Emerging Markets Small Cap Portfolio	6,350,220

Federal Tax Cost
Emerging Markets Value Portfolio	$16,156,510
Emerging Markets Core Equity Portfolio	25,589,831
U.S. Large Cap Equity Portfolio	1,090,378
DFA Commodity Strategy Portfolio	2,300,574
DFA One-Year Fixed Income Portfolio	7,620,783
DFA Two-Year Global Fixed Income Portfolio	5,769,937
DFA Selectively Hedged Global Fixed Income Portfolio	1,293,512
DFA Short-Term Government Portfolio	2,180,002
DFA Five-Year Global Fixed Income Portfolio	15,222,770
DFA World ex U.S. Government Fixed Income Portfolio	1,486,077
DFA Intermediate Government Fixed Income Portfolio	5,406,989
DFA Short-Term Extended Quality Portfolio	6,702,569
DFA Intermediate-Term Extended Quality Portfolio	2,010,743
DFA Targeted Credit Portfolio	805,518
DFA Investment Grade Portfolio	10,645,807
DFA Inflation-Protected Securities Portfolio	4,696,198
DFA Short-Term Municipal Bond Portfolio	2,579,715
DFA Intermediate-Term Municipal Bond Portfolio	2,046,961
DFA California Short-Term Municipal Bond Portfolio	1,215,954
DFA California Intermediate-Term Municipal Bond Portfolio	528,510
DFA NY Municipal Bond Portfolio	119,568
Dimensional Retirement Income Fund	18,475
Dimensional 2045 Target Date Retirement Income Fund	62,620
Dimensional 2050 Target Date Retirement Income Fund	45,905
Dimensional 2055 Target Date Retirement Income Fund	27,820
Dimensional 2060 Target Date Retirement Income Fund	20,690
Dimensional 2065 Target Date Retirement Income Fund	43
Dimensional 2005 Target Date Retirement Income Fund	5,963
Dimensional 2010 Target Date Retirement Income Fund	15,270
Dimensional 2015 Target Date Retirement Income Fund	41,805
Dimensional 2020 Target Date Retirement Income Fund	99,178
Dimensional 2025 Target Date Retirement Income Fund	139,209
Dimensional 2030 Target Date Retirement Income Fund	126,554
Dimensional 2035 Target Date Retirement Income Fund	98,983
Dimensional 2040 Target Date Retirement Income Fund	81,307
DFA Short-Duration Real Return Portfolio	1,485,177
DFA Municipal Real Return Portfolio	873,499
DFA Municipal Bond Portfolio	514,843
World Core Equity Portfolio	776,832
DFA LTIP Portfolio	195,074
U.S. Social Core Equity 2 Portfolio	920,921
U.S. Sustainability Core 1 Portfolio	1,720,156
International Sustainability Core 1 Portfolio	1,412,482
International Social Core Equity Portfolio	1,191,553
Global Social Core Equity Portfolio	62,902
Emerging Markets Social Core Equity Portfolio	1,276,533
Tax-Managed U.S. Marketwide Value Portfolio	2,895,584
Tax-Managed U.S. Equity Portfolio	1,945,209

Federal Tax Cost
Tax-Managed U.S. Targeted Value Portfolio	$3,303,677
Tax-Managed U.S. Small Cap Portfolio	1,999,689
T.A. U.S. Core Equity 2 Portfolio	6,082,189
Tax-Managed DFA International Value Portfolio	3,603,076
T.A. World ex U.S. Core Equity Portfolio	3,476,699
VA U.S. Targeted Value Portfolio	353,011
VA U.S. Large Value Portfolio	463,175
VA International Value Portfolio	360,383
VA International Small Portfolio	262,878
VA Short-Term Fixed Portfolio	326,365
VA Global Bond Portfolio	420,705
VIT Inflation-Protected Securities Portfolio	121,591
DFA VA Global Moderate Allocation Portfolio	119,530
U.S. Large Cap Growth Portfolio	1,871,213
U.S. Small Cap Growth Portfolio	685,469
International Large Cap Growth Portfolio	449,698
International Small Cap Growth Portfolio	201,617
DFA Social Fixed Income Portfolio	330,445
DFA Diversified Fixed Income Portfolio	1,132,332
U.S. High Relative Profitability Portfolio	1,663,043
International High Relative Profitability Portfolio	704,445
VA Equity Allocation Portfolio	71,486
DFA MN Municipal Bond Portfolio	76,413
DFA California Municipal Real Return Portfolio	147,088
DFA Global Core Plus Fixed Income Portfolio	1,787,603
Emerging Markets Sustainability Core 1 Portfolio	326,121
Emerging Markets Targeted Value Portfolio	122,963
DFA Global Sustainability Fixed Income Portfolio	366,120
DFA Oregon Municipal Bond Portfolio	29,628
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Fund's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2019.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims were preempted by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. The Second Circuit’s review is pending.
On January 6, 2017, the Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is pending.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys’ fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.